UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsAlternative Asset Allocation Fund

As of 11-30-16 (unaudited)
			Shares	Value
Affiliated investment companies (G) 82.1%				$633,227,360
(Cost $665,172,503)
Absolute return strategies 21.6%				166,694,373
	Absolute Return Currency, Class NAV (First Quadrant) (I)		6,443,375	63,724,987
	Global Absolute Return Strategies, Class NAV (Standard Life)		10,348,682	102,969,386
Alternative investment approaches 47.0%				362,723,454
	Redwood, Class NAV (Boston Partners)		8,443,781	87,139,823
	Seaport, Class NAV (Wellington)		6,116,723	64,592,599
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		9,107,883	86,889,206
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		8,874,932	93,541,786
	Technical Opportunities, Class NAV (Wellington)		2,753,157	30,560,040
Alternative markets 13.5%				103,809,533
	Enduring Assets, Class NAV (Wellington)		3,071,867	31,855,264
	Global Income, Class NAV (Stone Harbor)		3,418,108	31,138,966
	Global Real Estate, Class NAV (Standard Life)		1,226,392	12,018,643
	Natural Resources, Class NAV (Jennison)		386,518	4,754,168
	Real Return Bond, Class NAV (PIMCO)		2,171,860	24,042,492
Unaffiliated investment companies 16.6%				$128,032,449
(Cost $124,209,812)
Absolute return strategies 9.9%				76,115,611
	The Arbitrage Fund, Class I		3,275,425	43,399,387
	Touchstone Merger Arbitrage Fund, Class I (I)(V)		2,910,696	32,716,224
Alternative markets 6.7%				51,916,838
	Energy Select Sector SPDR Fund		53,422	3,976,199
	Financial Select Sector SPDR Fund		254,397	5,726,476
	iShares U.S. Oil & Gas Exploration & Production ETF		18,472	1,213,610
	PowerShares DB Commodity Index Tracking Fund (I)		692,323	10,530,233
	PowerShares DB Energy Fund (I)		369,739	4,714,172
	PowerShares DB Gold Fund (I)		175,217	6,616,194
	VanEck Vectors Gold Miners ETF		70,482	1,468,140
	Vanguard Information Technology ETF		67,663	8,143,242
	Vanguard REIT ETF		46,954	3,774,632
	WisdomTree Japan Hedged Equity Fund		116,950	5,753,940
	Yield (%)		Shares	Value
Short-term investments 1.4%				$10,391,372
(Cost $10,391,372)
Money market funds 1.4%				10,391,372
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2810(Y	)	10,391,372	10,391,372
Total investments (Cost $799,773,687)† 100.1%				$771,651,181
Other assets and liabilities, net (0.1%)				($757,007)
Total net assets 100.0%				$770,894,174

2SEE NOTES TO FUND'S INVESTMENTS

Alternative Asset Allocation Fund

Percentages are based upon net assets
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund's investments.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $805,846,338. Net unrealized depreciation aggregated to $34,195,157, of which $8,765,214 related to appreciated investment securities and $42,960,371 related to depreciated investment securities.

Affiliated Underlying Funds' Subadvisors
First Quadrant LP	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc., doing business as Boston Partners	(Boston Partners)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. Equity securities, including ETFs, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2016, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at November 30, 2016:

Open Contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	56	Short	Dec 2016	($4,721,392)	($4,578,280)	$143,112
S&P 500 Index E-Mini Futures	106	Short	Dec 2016	(11,464,793)	(11,653,640)	(188,847)
						($45,735)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

       4

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency, exchange rates, and managed currency exposure. The following table summarizes the contracts held at November 30, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
JPY	635,417,880	USD	6,309,476	Goldman Sachs Bank USA	12/21/2016	—	($749,495)	($749,495)
USD	5,343,533	EUR	4,796,213	JPMorgan Chase Bank N.A.	12/21/2016	$255,183	—	255,183
USD	6,109,787	JPY	635,417,880	Goldman Sachs Bank USA	12/21/2016	549,806	—	549,806
						$804,989	($749,495)	$55,494

Currency abbreviations
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	7,604,574	—	(1,161,199)	6,443,375	—	—	($322,197)	$63,724,987
Enduring Assets	3,312,292	38,114	(278,539)	3,071,867	$236,266	—	(132,798)	31,855,264
Global Absolute Return Strategies	11,187,388	—	(838,706)	10,348,682	—	—	(911,864)	102,969,386
Global Income	3,499,109	132,279	(213,280)	3,418,108	432,897	—	(126,661)	31,138,966
Global Real Estate	1,227,373	13,737	(14,718)	1,226,392	—	—	4,033	12,018,643
Natural Resources	435,132	—	(48,614)	386,518	—	—	(74,379)	4,754,168
Real Return Bond	2,315,375	19,813	(163,328)	2,171,860	223,883	—	(91,259)	24,042,492
Redwood	9,279,486	—	(835,705)	8,443,781	—	—	(1,007,190)	87,139,823
Seaport	6,569,793	—	(453,070)	6,116,723	—	—	137,185	64,592,599
Short Duration Credit Opportunities	9,844,954	79,592	(816,663)	9,107,883	765,438	—	(454,155)	86,889,206
Strategic Income Opportunities	9,549,984	61,890	(736,942)	8,874,932	657,336	—	(239,423)	93,541,786
Technical Opportunities	3,082,286	—	(329,129)	2,753,157	—	—	(1,154,797)	30,560,040
					$2,315,820	—	($4,373,505)	$633,227,360

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended November 30, 2016, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
Touchstone Merger Arbitrage Fund
Purchased: none Sold: 310,951 shares	3,221,647	2,910,696	$123,691	—	$32,716,224

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q1	11/16
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		1/17

John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsBlue Chip Growth Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 99.2%		$2,336,203,444
(Cost $1,200,206,474)
Consumer discretionary 25.0%		587,580,870
Auto components 0.4%
Adient PLC (I)	12,261	656,699
Delphi Automotive PLC	132,600	8,486,400
Automobiles 0.7%
Ferrari NV	74,480	4,030,858
Tesla Motors, Inc. (I)(L)	66,264	12,550,402
Hotels, restaurants and leisure 3.5%
Domino's Pizza, Inc.	10,500	1,764,420
Hilton Worldwide Holdings, Inc.	578,234	14,496,326
Las Vegas Sands Corp.	165,200	10,353,084
Marriott International, Inc., Class A	157,085	12,375,156
MGM Resorts International (I)	473,400	13,591,314
Norwegian Cruise Line Holdings, Ltd. (I)(L)	53,300	2,121,873
Royal Caribbean Cruises, Ltd.	98,300	7,959,351
Starbucks Corp.	168,900	9,791,133
Yum! Brands, Inc.	132,876	8,423,010
Internet and direct marketing retail 14.2%
Amazon.com, Inc. (I)	259,111	194,480,943
Ctrip.com International, Ltd., ADR (I)(L)	270,100	12,216,623
Netflix, Inc. (I)	229,400	26,839,800
The Priceline Group, Inc. (I)	67,500	101,498,400
Media 1.0%
Charter Communications, Inc., Class A (I)	43,239	11,904,129
Comcast Corp., Class A	87,600	6,089,076
The Walt Disney Company	9,500	941,640
Time Warner, Inc.	38,400	3,525,888
Multiline retail 0.2%
Dollar General Corp.	70,300	5,435,596
Specialty retail 4.7%
AutoZone, Inc. (I)	14,700	11,512,746
L Brands, Inc.	7,378	518,083
Lowe's Companies, Inc.	380,300	26,830,165
O'Reilly Automotive, Inc. (I)	87,100	23,908,950
Ross Stores, Inc.	252,000	17,032,680
The Home Depot, Inc.	196,800	25,465,920
Tractor Supply Company	76,300	5,727,841
Textiles, apparel and luxury goods 0.3%
Coach, Inc.	72,000	2,620,080
Hanesbrands, Inc.	190,800	4,432,284
Consumer staples 2.9%		68,527,002
Beverages 0.6%
Constellation Brands, Inc., Class A	48,900	7,390,746
Molson Coors Brewing Company, Class B	56,400	5,528,892
Monster Beverage Corp. (I)	39,000	1,745,250
Food and staples retailing 1.4%
Costco Wholesale Corp.	27,700	4,158,047
Walgreens Boots Alliance, Inc.	339,100	28,731,943

2SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

	Shares	Value
Consumer staples (continued)
Food products 0.5%
Mondelez International, Inc., Class A	226,200	$9,328,488
The Kraft Heinz Company	17,400	1,420,710
Personal products 0.0%
The Estee Lauder Companies, Inc., Class A	7,500	582,750
Tobacco 0.4%
Philip Morris International, Inc.	109,200	9,640,176
Financials 8.7%		204,836,808
Banks 0.7%
Citigroup, Inc.	115,100	6,490,489
JPMorgan Chase & Co.	136,700	10,959,239
Capital markets 7.2%
Ameriprise Financial, Inc.	10,289	1,175,107
BlackRock, Inc.	11,500	4,264,085
CME Group, Inc.	36,200	4,087,342
Intercontinental Exchange, Inc.	573,100	31,749,740
Morgan Stanley	1,211,700	50,115,912
Northern Trust Corp.	24,111	1,980,719
S&P Global, Inc.	40,200	4,783,398
State Street Corp.	258,029	20,332,685
TD Ameritrade Holding Corp.	715,400	29,338,554
The Bank of New York Mellon Corp.	303,700	14,401,454
The Charles Schwab Corp.	198,212	7,662,876
Insurance 0.8%
Aon PLC	9,500	1,083,950
Chubb, Ltd.	11,200	1,433,600
Marsh & McLennan Companies, Inc.	144,500	10,015,295
Willis Towers Watson PLC	39,900	4,962,363
Health care 18.2%		427,796,102
Biotechnology 4.8%
Alexion Pharmaceuticals, Inc. (I)	202,024	24,766,122
Biogen, Inc. (I)	77,500	22,790,425
Celgene Corp. (I)	301,000	35,671,510
Regeneron Pharmaceuticals, Inc. (I)	1,600	606,784
Shire PLC, ADR	69,495	12,133,827
Vertex Pharmaceuticals, Inc. (I)	202,400	16,517,864
Health care equipment and supplies 5.3%
Becton, Dickinson and Company	111,800	18,905,380
C.R. Bard, Inc.	2,400	505,320
Danaher Corp.	733,374	57,327,846
DENTSPLY SIRONA, Inc.	15,500	901,790
Intuitive Surgical, Inc. (I)	34,600	22,273,404
Stryker Corp.	216,321	24,587,045
Health care providers and services 4.5%
Aetna, Inc.	216,160	28,282,374
Anthem, Inc.	3,100	441,843
Cardinal Health, Inc.	2,300	163,323
Centene Corp. (I)	37,022	2,133,578
Cigna Corp.	57,200	7,707,128
Henry Schein, Inc. (I)	5,100	759,696
Humana, Inc.	71,200	15,139,968

SEE NOTES TO FUND'S INVESTMENTS3

Blue Chip Growth Fund

	Shares	Value
Health care (continued)
Health care providers and services (continued)
McKesson Corp.	2,100	$302,001
UnitedHealth Group, Inc.	315,000	49,870,800
Life sciences tools and services 1.3%
Agilent Technologies, Inc.	18,100	796,038
Thermo Fisher Scientific, Inc.	216,925	30,393,362
Pharmaceuticals 2.3%
Allergan PLC (I)	142,773	27,740,794
Bristol-Myers Squibb Company	159,500	9,002,180
Eli Lilly & Company	70,400	4,725,248
Merck & Company, Inc.	83,400	5,103,246
Zoetis, Inc.	163,700	8,247,206
Industrials 8.7%		205,320,073
Aerospace and defense 2.0%
Northrop Grumman Corp.	39,100	9,761,315
Raytheon Company	29,400	4,396,476
Rockwell Collins, Inc.	13,300	1,233,176
Textron, Inc.	78,800	3,627,164
The Boeing Company	187,700	28,260,112
Air freight and logistics 0.7%
FedEx Corp.	92,900	17,806,143
Airlines 3.3%
Alaska Air Group, Inc.	215,800	17,753,866
American Airlines Group, Inc.	897,800	41,693,832
Delta Air Lines, Inc.	100,700	4,851,726
United Continental Holdings, Inc. (I)	191,700	13,217,715
Building products 0.3%
Johnson Controls International PLC	145,916	6,563,302
Industrial conglomerates 0.3%
Roper Technologies, Inc.	36,200	6,556,182
Machinery 1.0%
Fortive Corp.	391,637	21,536,119
Pentair PLC	9,400	540,124
Wabtec Corp.	21,800	1,845,806
Professional services 0.2%
IHS Markit, Ltd. (I)	106,147	3,814,923
Road and rail 0.9%
Canadian Pacific Railway, Ltd.	92,100	14,114,325
J.B. Hunt Transport Services, Inc.	48,700	4,644,519
Kansas City Southern	25,400	2,253,234
Norfolk Southern Corp.	5,700	606,822
Union Pacific Corp.	2,400	243,192
Information technology 33.3%		784,327,399
Internet software and services 15.3%
Alibaba Group Holding, Ltd., ADR (I)(L)	502,844	47,277,393
Alphabet, Inc., Class A (I)	75,084	58,256,174
Alphabet, Inc., Class C (I)	132,029	100,083,263
Baidu, Inc., ADR (I)	37,900	6,327,405
Facebook, Inc., Class A (I)	935,065	110,730,397
Tencent Holdings, Ltd.	1,523,000	37,924,044

4SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

			Shares	Value
Information technology (continued)
IT services 7.8%
	Fidelity National Information Services, Inc.		105,300	$8,128,107
	Fiserv, Inc. (I)		236,100	24,700,782
	FleetCor Technologies, Inc. (I)		22,500	3,360,150
	Mastercard, Inc., Class A		618,300	63,190,260
	PayPal Holdings, Inc. (I)		431,400	16,945,392
	Visa, Inc., A Shares		863,900	66,796,748
Semiconductors and semiconductor equipment 1.9%
	Broadcom, Ltd.		80,800	13,775,592
	Microchip Technology, Inc. (L)		9,000	595,620
	NXP Semiconductors NV (I)		293,538	29,104,293
Software 7.5%
	Activision Blizzard, Inc.		22,900	838,369
	Electronic Arts, Inc. (I)		149,900	11,878,076
	Intuit, Inc.		43,800	4,979,184
	Microsoft Corp.		1,327,900	80,019,254
	Red Hat, Inc. (I)		152,603	12,072,423
	salesforce.com, Inc. (I)		532,200	38,318,400
	ServiceNow, Inc. (I)		278,900	23,190,535
	Workday, Inc., Class A (I)		70,600	5,952,990
Technology hardware, storage and peripherals 0.8%
	Apple, Inc.		179,900	19,882,548
Materials 0.4%				8,451,203
Chemicals 0.1%
	E.I. du Pont de Nemours & Company		4,000	294,440
	Ecolab, Inc.		10,200	1,190,646
	The Sherwin-Williams Company		4,500	1,209,015
Containers and packaging 0.3%
	Ball Corp.		76,700	5,757,102
Real estate 1.8%				43,561,103
Equity real estate investment trusts 1.8%
	American Tower Corp.		385,862	39,462,107
	Equinix, Inc.		12,100	4,098,996
Utilities 0.2%				5,802,884
Electric utilities 0.2%
	NextEra Energy, Inc.		50,800	5,802,884
	Yield (%)		Shares	Value
Securities lending collateral 1.4%				$32,437,708
(Cost $32,436,723)
John Hancock Collateral Trust (W)	0.6739(Y	)	3,241,243	32,437,708
Short-term investments 0.1%				$1,384,941
(Cost $1,384,941)
Money market funds 0.1%				1,384,941
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2810(Y	)	500,000	500,000
T. Rowe Price Government Money Fund	0.3603(Y	)	884,941	884,941
Total investments (Cost $1,234,028,138)† 100.7%				$2,370,026,093
Other assets and liabilities, net (0.7%)				($16,571,765)
Total net assets 100.0%				$2,353,454,328

SEE NOTES TO FUND'S INVESTMENTS5

Blue Chip Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $31,771,589.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,247,175,334. Net unrealized appreciation aggregated to $1,122,850,759, of which $1,140,439,722 related to appreciated investment securities and $17,588,963 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$587,580,870	$587,580,870	—	—
Consumer staples	68,527,002	68,527,002	—	—
Financials	204,836,808	204,836,808	—	—
Health care	427,796,102	427,796,102	—	—
Industrials	205,320,073	205,320,073	—	—
Information technology	784,327,399	746,403,355	$37,924,044	—
Materials	8,451,203	8,451,203	—	—
Real estate	43,561,103	43,561,103	—	—
Utilities	5,802,884	5,802,884	—	—
Securities lending collateral	32,437,708	32,437,708	—	—
Short-term investments	1,384,941	1,384,941	—	—
Total investments in securities	$2,370,026,093	$2,332,102,049	$37,924,044	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	457Q1	11/16
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		1/17

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsEmerging Markets Debt Fund

As of 11-30-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 54.2%						$347,024,914
(Cost $374,667,796)
Argentina 1.6%						9,955,280
Cablevision SA (S)	6.500		06-15-21		2,100,000	2,131,500
YPF SA (S)	8.500		03-23-21		2,400,000	2,532,780
YPF SA (S)	8.500		07-28-25		5,200,000	5,291,000
Azerbaijan 1.0%						6,411,502
State Oil Company of the Azerbaijan Republic	4.750		03-13-23		6,800,000	6,411,502
Brazil 8.8%						56,240,534
Banco BTG Pactual SA	5.750		09-28-22		4,200,000	3,727,499
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250		04-15-24		3,340,000	2,404,800
Braskem Finance, Ltd. (Q)(S)	7.375		01-03-17		5,350,000	5,160,075
Centrais Eletricas Brasileiras SA (S)	5.750		10-27-21		5,000,000	4,925,000
Cia Brasileira de Aluminio (S)	4.750		06-17-24		4,650,000	4,219,875
Odebrecht Finance, Ltd. (Q)(S)	7.500		01-03-17		3,865,000	2,212,713
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625		10-01-23		2,155,478	506,537
Petrobras Global Finance BV	6.750		01-27-41		15,702,000	12,851,302
Petrobras Global Finance BV	6.850		06-05-15		11,300,000	8,898,750
Vale Overseas, Ltd.	6.875		11-21-36		6,210,000	5,979,733
Votorantim Cimentos SA	7.250		04-05-41		5,900,000	5,354,250
Bulgaria 0.4%						2,717,871
Bulgarian Energy Holding EAD	4.875		08-02-21	EUR	2,500,000	2,717,871
Chile 1.2%						7,555,942
Empresa Electrica Angamos SA (S)	4.875		05-25-29		6,000,000	5,638,602
Enel Americas SA	4.000		10-25-26		2,000,000	1,917,340
China 0.5%						3,415,500
Geely Automobile Holdings, Ltd. (S)	5.250		10-06-19		3,300,000	3,415,500
Colombia 1.5%						9,371,500
Ecopetrol SA	5.875		05-28-45		7,700,000	6,275,500
Grupo Aval, Ltd.	4.750		09-26-22		3,200,000	3,096,000
Costa Rica 1.3%						8,104,000
Banco Nacional de Costa Rica	6.250		11-01-23		2,500,000	2,480,000
Instituto Costarricense de Electricidad	6.375		05-15-43		7,030,000	5,624,000
Croatia 0.7%						4,480,732
Hrvatska Elektroprivreda	5.875		10-23-22		4,200,000	4,480,732
Guatemala 0.4%						2,555,550
Agromercantil Senior Trust (S)	6.250		04-10-19		2,500,000	2,555,550
India 0.9%						5,827,219
Vedanta Resources PLC (S)	7.125		05-31-23		4,100,000	3,903,856
Vedanta Resources PLC	7.125		05-31-23		2,020,000	1,923,363
Indonesia 6.4%						40,865,675
Pelabuhan Indonesia III Persero PT (S)	4.875		10-01-24		7,100,000	7,210,760
Pertamina Persero PT (S)	6.000		05-03-42		17,800,000	17,398,236
Pertamina Persero PT (S)	6.450		05-30-44		9,700,000	10,006,054
Perusahaan Listrik Negara PT (S)	5.250		10-24-42		6,850,000	6,250,625
Israel 1.7%						10,713,760
Israel Electric Corp., Ltd. (S)	5.000		11-12-24		6,000,000	6,163,320
Israel Electric Corp., Ltd. (S)	6.875		06-21-23		4,000,000	4,550,440

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Kazakhstan 0.7%						$4,740,262
KazAgro National Management Holding JSC (S)	4.625		05-24-23		4,550,000	4,102,762
Kazakhstan Temir Zholy Finance BV (S)	6.375		10-06-20		600,000	637,500
Luxembourg 0.8%						4,892,730
Millicom International Cellular SA (S)	6.625		10-15-21		4,650,000	4,892,730
Mauritius 0.8%						5,347,860
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24		5,950,000	5,347,860
Mexico 10.7%						68,770,677
Alpek SAB de CV	4.500		11-20-22		4,850,000	4,765,125
America Movil SAB de CV	7.125		12-09-24	MXN	105,000,000	4,736,635
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26		4,000,000	3,729,000
BBVA Bancomer SA	6.500		03-10-21		3,700,000	3,905,350
Credito Real SAB de CV SOFOM ER (S)	7.250		07-20-23		3,200,000	3,199,680
Grupo Cementos de Chihuahua SAB de CV	8.125		02-08-20		1,605,000	1,666,793
Mexichem SAB de CV (S)	4.875		09-19-22		1,800,000	1,822,500
Mexichem SAB de CV (S)	5.875		09-17-44		3,300,000	2,854,500
Mexichem SAB de CV	6.750		09-19-42		300,000	291,750
Mexichem SAB de CV (S)	6.750		09-19-42		1,600,000	1,556,000
Mexico City Airport Trust (S)	5.500		10-31-46		7,100,000	6,232,380
Nemak SAB de CV (S)	5.500		02-28-23		6,220,000	6,118,925
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		4,000,000	4,280,000
Office Depot de Mexico SA de CV	6.875		09-20-20		150,000	160,500
Petroleos Mexicanos	5.500		01-21-21		1,710,000	1,736,676
Petroleos Mexicanos	6.625		06-15-35		10,880,000	9,983,488
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		4,250,000	3,973,750
Trust F/1401 (S)	5.250		12-15-24		1,850,000	1,817,625
Trust F/1401 (S)	6.950		01-30-44		6,600,000	5,940,000
Netherlands 1.1%						7,114,840
GTH Finance BV (S)	7.250		04-26-23		1,800,000	1,912,500
Listrindo Capital BV (S)	4.950		09-14-26		5,350,000	5,202,340
Paraguay 0.2%						1,018,000
Telefonica Celular del Paraguay SA	6.750		12-13-22		1,000,000	1,018,000
Peru 2.8%						17,932,134
Abengoa Transmision Sur SA (S)	6.875		04-30-43		6,236,875	6,268,059
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125		04-24-27		2,900,000	3,095,750
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250		09-22-29		2,300,000	2,346,000
Kallpa Generacion SA (S)	4.875		05-24-26		2,890,000	2,904,450
San Miguel Industrias Pet SA (S)	7.750		11-06-20		3,175,000	3,317,875
Russia 5.3%						34,210,301
EDC Finance DAC	4.875		04-17-20		3,150,000	3,169,310
Gazprom Neft OAO (S)	4.375		09-19-22		2,700,000	2,631,830
Gazprom Neft OAO	6.000		11-27-23		2,200,000	2,299,396
Lukoil International Finance BV	4.563		04-24-23		2,620,000	2,606,931
Metalloinvest Finance DAC	5.625		04-17-20		4,000,000	4,149,440
Mobile Telesystems OJSC	5.000		05-30-23		2,000,000	2,036,974
Rosneft Oil Company (S)	4.199		03-06-22		2,900,000	2,822,222
Russian Agricultural Bank OJSC (S)	5.100		07-25-18		2,200,000	2,250,974
Russian Agricultural Bank OJSC	7.750		05-29-18		600,000	636,492
Sberbank of Russia (S)	6.125		02-07-22		200,000	214,728
Sberbank of Russia	6.125		02-07-22		2,500,000	2,684,095
Severstal OAO	5.900		10-17-22		3,350,000	3,565,171
VimpelCom Holdings BV (S)	7.504		03-01-22		2,230,000	2,480,875

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Russia (continued)
Vnesheconombank	6.902		07-09-20		2,475,000	$2,661,863
Thailand 0.7%						4,575,233
PTT Global Chemical PCL (S)	4.250		09-19-22		1,400,000	1,464,705
PTTEP Canada International Finance, Ltd. (S)	6.350		06-12-42		2,600,000	3,110,528
Turkey 1.9%						12,240,687
Export Credit Bank of Turkey (S)	5.000		09-23-21		8,600,000	8,253,437
Turkcell Iletisim Hizmetleri AS (S)	5.750		10-15-25		4,100,000	3,987,250
Venezuela 2.8%						17,967,125
Petroleos de Venezuela SA	9.750		05-17-35		40,150,000	17,967,125
Foreign government obligations 35.5%						$226,978,222
(Cost $238,341,350)
Angola 0.7%						4,362,587
Republic of Angola Bond (S)	9.500		11-12-25		4,700,000	4,362,587
Argentina 6.3%						40,403,945
Provincia de Buenos Aires
Bond (S)	7.875		06-15-27		2,600,000	2,548,000
Note (S)	5.750		06-15-19		2,100,000	2,100,000
Republic of Argentina
Bond (L) (S)	7.625		04-22-46		6,550,000	6,222,500
Bond	8.280		12-31-33		20,792,224	21,270,445
Bond (S)	9.950		06-09-21		5,600,000	6,174,000
Note (S)	6.250		04-22-19		2,000,000	2,089,000
Bahrain 0.5%						3,082,268
Kingdom of Bahrain
Bond (S)	6.125		08-01-23		2,000,000	2,075,148
Bond (S)	7.000		10-12-28		1,000,000	1,007,120
Bolivia 0.1%						874,240
Republic of Bolivia Bond	4.875		10-29-22		800,000	874,240
Brazil 1.6%						10,316,555
Federative Republic of Brazil
Bond	5.625		01-07-41		4,300,000	3,748,955
Bond	10.000		01-01-23	BRL	23,000,000	6,567,600
Colombia 1.9%						12,408,750
Republic of Colombia
Bond	4.000		02-26-24		7,400,000	7,363,000
Bond	4.375		07-12-21		500,000	519,375
Bond	5.000		06-15-45		4,900,000	4,526,375
Costa Rica 0.2%						915,000
Republic of Costa Rica Bond	4.250		01-26-23		1,000,000	915,000
Croatia 0.8%						5,365,073
Republic of Croatia Bond	5.500		04-04-23		5,100,000	5,365,073
Dominican Republic 1.2%						7,818,461
Government of Dominican Republic
Bond	5.875		04-18-24		3,500,000	3,499,090
Bond (S)	6.875		01-29-26		2,650,000	2,746,063
Bond	7.500		05-06-21		1,450,000	1,573,308

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Egypt 0.4%						$2,745,000
Arab Republic of Egypt Bond (S)	5.875		06-11-25		3,000,000	2,745,000
Ghana 1.4%						8,894,222
Republic of Ghana
Bond	8.125		01-18-26		3,800,000	3,492,922
Bond (S)	10.750		10-14-30		2,800,000	3,143,560
Note (S)	9.250		09-15-22		2,220,000	2,257,740
Hungary 2.3%						14,341,516
Republic of Hungary
Bond	5.375		02-21-23		4,700,000	5,112,016
Bond	5.375		03-25-24		8,400,000	9,229,500
Indonesia 1.1%						6,831,994
Republic of Indonesia
Bond (S)	5.375		10-17-23		2,650,000	2,902,720
Bond	5.875		01-15-24		1,100,000	1,234,921
Bond	6.625		02-17-37		2,250,000	2,694,353
Jamaica 0.4%						2,789,900
Government of Jamaica Bond	7.625		07-09-25		2,500,000	2,789,900
Kazakhstan 0.5%						3,280,172
Republic of Kazakhstan Bond (S)	5.125		07-21-25		3,100,000	3,280,172
Kenya 0.5%						3,087,500
Republic of Kenya Bond (S)	6.875		06-24-24		3,250,000	3,087,500
Macedonia 0.4%						2,725,279
Republic of Macedonia Bond	5.625		07-26-23	EUR	2,500,000	2,725,279
Mexico 3.5%						22,557,433
Government of Mexico
Bond	4.600		01-23-46		13,364,000	11,593,270
Bond	7.750		05-29-31	MXN	222,440,400	10,964,163
Montenegro 0.3%						1,537,645
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	1,400,000	1,537,645
Namibia 0.5%						3,336,216
Republic of Namibia Bond (S)	5.250		10-29-25		3,400,000	3,336,216
Panama 1.4%						9,026,500
Republic of Panama
Bond	4.000		09-22-24		3,800,000	3,895,000
Bond	6.700		01-26-36		3,050,000	3,751,500
Bond	8.875		09-30-27		1,000,000	1,380,000
Peru 0.9%						5,995,118
Republic of Peru
Bond	6.550		03-14-37		2,200,000	2,783,000
Bond	8.200		08-12-26	PEN	9,650,000	3,212,118
Philippines 1.8%						11,184,775
Republic of Philippines
Bond	3.950		01-20-40		8,600,000	8,685,544
Bond	5.500		03-30-26		2,100,000	2,499,231

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^	Value
Qatar 0.3%					$1,755,356
Government of Qatar Note (S)	3.250		06-02-26	1,800,000	1,755,356
Russia 0.9%					5,717,520
Government of Russia Bond	5.625		04-04-42	5,400,000	5,717,520
Saudi Arabia 0.6%					3,854,472
Kingdom of Saudi Arabia Bond (S)	4.500		10-26-46	4,000,000	3,854,472
South Africa 0.5%					3,056,625
Republic of South Africa Bond	4.300		10-12-28	3,300,000	3,056,625
Turkey 3.4%					21,777,560
Republic of Turkey
Bond	4.250		04-14-26	5,000,000	4,467,350
Bond	6.000		01-14-41	7,650,000	7,039,836
Bond	6.250		09-26-22	3,560,000	3,715,750
Bond	6.875		03-17-36	6,400,000	6,554,624
Uruguay 0.6%					3,967,275
Republic of Uruguay
Bond	4.375		10-27-27	650,000	648,375
Bond	5.100		06-18-50	3,700,000	3,318,900
Vietnam 0.5%					2,969,265
Republic of Vietnam Bond	4.800		11-19-24	3,000,000	2,969,265
				Shares	Value
Common stocks 0.2%					$1,217,196
(Cost $5,909,631)
Colombia 0.2%					1,217,196
Pacific Exploration and Production Corp. (I)				31,145	1,217,196
			Yield (%)	Shares	Value
Securities lending collateral 0.3%					$1,646,074
(Cost $1,645,896)
John Hancock Collateral Trust (W)			0.6739(Y)	164,479	1,646,074
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 8.3%					$53,054,377
(Cost $53,054,377)
U.S. Government Agency 4.8%					30,644,000
Federal Farm Credit Bank Discount Note	0.180		12-01-16	2,511,000	2,511,000
Federal Home Loan Bank Discount Note	0.100		12-01-16	28,133,000	28,133,000
			Yield (%)	Shares	Value
Money market funds 0.7%					$4,307,377
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class			0.2243(Y)	4,307,377	4,307,377
				Par value^	Value
Repurchase agreement 2.8%					$18,103,000
Barclays Tri-Party Repurchase Agreement dated 11-30-16 at 0.260% to be repurchased at $18,103,131 on 12-1-16, collateralized by $16,700,000 U.S. Treasury Inflation Indexed Notes, 0.625% due 7-15-21 (valued at $18,465,246, including interest)				18,103,000	18,103,000
Total investments (Cost $673,619,050)† 98.5%					$629,920,783
Other assets and liabilities, net 1.5%					$9,782,699
Total net assets 100.0%					$639,703,482

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $1,585,254.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $256,970,207 or 40.2% of the fund's net assets as of 11-30-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $676,886,216. Net unrealized depreciation aggregated to $46,965,433, of which $12,449,369 related to appreciated investment securities and $59,414,802 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-16:

Foreign government obligations	35.5%
Energy	19.3%
Financials	8.7%
Utilities	8.4%
Materials	7.0%
Telecommunication services	4.5%
Industrials	3.1%
Consumer discretionary	1.5%
Consumer staples	1.3%
Information technology	0.6%
Short-term investments and other	10.1%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$347,024,914	—	$347,024,914	—
Foreign government obligations	226,978,222	—	226,978,222	—
Common stocks	1,217,196	$1,217,196	—	—
Securities lending collateral	1,646,074	1,646,074	—	—
Short-term investments	53,054,377	4,307,377	48,747,000	—
Total investments in securities	$629,920,783	$7,170,647	$622,750,136	—
Other financial instruments:
Forward foreign currency contracts	$2,355,193	—	$2,355,193	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       8

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currency. The following table summarizes the contracts held at November 30, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
JPY	2,696,062,320	USD	24,725,987	Goldman Sachs	12/21/2016	—	($1,129,408)	($1,129,408)
MXN	723,675,956	USD	37,140,536	Citigroup	12/5/2016	—	(1,982,840)	(1,982,840)
USD	26,621,203	JPY	2,696,062,320	Goldman Sachs	12/21/2016	$3,024,624	—	3,024,624
USD	19,401,918	MXN	368,675,956	Citigroup	12/5/2016	1,490,866	—	1,490,866
USD	18,198,595	MXN	355,000,000	Goldman Sachs	12/5/2016	951,951	—	951,951
						$5,467,441	($3,112,248)	$2,355,193

Currency abbreviations
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q1	11/16
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		1/17

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsEmerging Markets Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 95.3%		$1,025,023,015
(Cost $940,781,493)
Australia 0.0%		347,650
MMG, Ltd. (I)	1,240,000	347,650
Brazil 5.8%		61,942,194
AES Tiete Energia SA	179,990	781,866
AES Tiete Energia SA	83	95
Aliansce Shopping Centers SA	28,057	122,573
Alupar Investimento SA	37,850	183,662
Ambev SA	274,900	1,392,451
Ambev SA, ADR	686,081	3,423,544
Arezzo Industria e Comercio SA	22,591	183,613
B2W Cia Digital (I)	51,049	170,782
Banco Alfa de Investimento SA	10,300	13,465
Banco Bradesco SA	132,860	1,141,778
Banco do Brasil SA	63,274	531,662
Banco Santander Brasil SA	22,700	188,636
Banco Santander Brasil SA, ADR	10,314	85,091
BB Seguridade Participacoes SA	163,036	1,361,377
BM&F Bovespa SA	246,889	1,210,474
BR Malls Participacoes SA	168,786	537,978
Brasil Brokers Participacoes SA (I)	135,643	64,206
BrasilAgro	5,516	16,295
Braskem SA, ADR (L)	44,466	725,240
BRF SA	203,900	3,110,796
BRF SA, ADR	43,487	662,307
CCR SA	255,256	1,107,742
Centrais Eletricas Brasileiras SA (I)	49,500	374,868
CETIP SA - Mercados Organizados	175,534	2,300,718
Cia Brasileira de Distribuicao, ADR	12,124	193,014
Cia de Saneamento Basico do Estado de Sao Paulo	92,292	816,385
Cia de Saneamento de Minas Gerais-COPASA	23,235	234,082
Cia Energetica de Minas Gerais	35,304	83,357
Cia Energetica de Minas Gerais, ADR	63,300	142,425
Cia Hering	71,632	355,344
Cia Paranaense de Energia	8,800	54,492
Cia Paranaense de Energia, ADR (L)	7,367	62,767
Cia Siderurgica Nacional SA	232,576	853,279
Cia Siderurgica Nacional SA, ADR (L)	259,126	914,715
Cielo SA	250,250	2,194,815
Cosan Logistica SA	102,501	149,541
Cosan SA Industria e Comercio	21,800	254,072
CPFL Energia SA	44,642	325,161
Cyrela Brazil Realty SA Empreendimentos e Participacoes	99,095	272,887
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	6,196
Dimed SA Distribuidora da Medicamentos	300	41,066
Direcional Engenharia SA	45,225	62,008
Duratex SA	87,238	176,523
EcoRodovias Infraestrutura e Logistica SA	121,016	282,293
EDP - Energias do Brasil SA	136,467	571,433
Embraer SA	69,106	338,127
Embraer SA, ADR	23,485	460,071
Engie Brasil Energia SA	46,535	492,438
Equatorial Energia SA	86,937	1,347,790

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Estacio Participacoes SA	222,730	$1,102,943
Eternit SA	126,998	51,806
Even Construtora e Incorporadora SA	110,400	129,755
Ez Tec Empreendimentos e Participacoes SA	19,448	84,746
Fibria Celulose SA, ADR	150,280	1,367,548
Fleury SA	33,552	387,094
GAEC Educacao SA	7,200	28,808
Gafisa SA	123,406	76,184
Gerdau SA	60,628	169,722
Gerdau SA, ADR	364,229	1,471,485
Gol Linhas Aereas Inteligentes SA, ADR (I)	853	13,298
Grendene SA	18,601	95,929
Guararapes Confeccoes SA	3,894	71,235
Helbor Empreendimentos SA	116,909	57,084
Hypermarcas SA	59,632	457,106
Iguatemi Empresa de Shopping Centers SA	10,300	83,040
International Meal Company Alimentacao SA (I)	43,300	68,431
Iochpe Maxion SA	38,876	151,803
Itau Unibanco Holding SA	93,035	840,731
JBS SA	405,639	1,169,549
JHSF Participacoes SA (I)	76,100	33,493
Joao Fortes Engenharia SA (I)	675	429
JSL SA	65,600	187,909
Kepler Weber SA	9,500	45,740
Klabin SA	74,847	375,599
Kroton Educacional SA	131,423	560,359
Light SA	24,603	108,805
Linx SA	19,800	103,290
Localiza Rent a Car SA	96,006	982,344
Log-in Logistica Intermodal SA (I)	13,080	11,661
Lojas Americanas SA	66,530	253,172
Lojas Renner SA	272,247	1,806,228
LPS Brasil Consultoria de Imoveis SA	46,600	53,158
M Dias Branco SA	6,129	211,950
Magnesita Refratarios SA (I)	26,510	180,022
Mahle-Metal Leve SA	13,390	81,393
Marfrig Global Foods SA (I)	185,983	357,691
Marisa Lojas SA	27,589	50,587
Mills Estruturas e Servicos de Engenharia SA (I)	50,117	54,002
Minerva SA (I)	97,500	352,995
MRV Engenharia e Participacoes SA	118,304	403,581
Multiplan Empreendimentos Imobiliarios SA	12,144	208,258
Multiplus SA	28,897	298,044
Natura Cosmeticos SA	96,735	748,728
Odontoprev SA	159,109	549,932
Paranapanema SA	75,900	36,308
Petroleo Brasileiro SA (I)	162,820	886,078
Petroleo Brasileiro SA, ADR (I)	89,314	837,765
Petroleo Brasileiro SA, ADR (I)	180,028	1,956,904
Porto Seguro SA	49,184	415,800
QGEP Participacoes SA	43,900	71,572
Qualicorp SA	160,357	868,943
Raia Drogasil SA	82,976	1,580,358

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Restoque Comercio e Confeccoes de Roupas SA (I)	110,797	$115,754
Rodobens Negocios Imobiliarios SA	40,800	64,222
Rumo Logistica Operadora Multimodal SA (I)	157,125	294,863
Santos Brasil Participacoes SA	161,240	129,566
Sao Carlos Empreendimentos e Participacoes SA	20,300	172,765
Sao Martinho SA	34,500	549,540
SLC Agricola SA	24,300	104,986
Smiles SA	32,600	460,456
Sonae Sierra Brasil SA	11,636	63,250
Sul America SA	160,636	890,769
Technos SA	13,800	16,113
Tecnisa SA	29,957	19,473
Tim Participacoes SA	206,600	506,657
Tim Participacoes SA, ADR	21,529	261,793
TOTVS SA	46,957	298,306
TPI - Triunfo Participacoes e Investimentos SA	33,690	34,741
Transmissora Alianca de Energia Eletrica SA	108,611	595,430
Ultrapar Participacoes SA	76,502	1,560,865
Ultrapar Participacoes SA, ADR	73,652	1,494,399
Usinas Siderurgicas de Minas Gerais SA	62,544	163,053
Vale SA	88,300	730,728
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,630	155,994
WEG SA	72,140	331,576
Chile 1.4%		15,330,377
AES Gener SA	817,407	289,758
Aguas Andinas SA, Class A	953,618	612,699
Banco de Chile, ADR	6,095	410,620
Banco de Credito e Inversiones	5,219	260,937
Banco Santander Chile	4,534,580	247,133
Banmedica SA	47,455	98,259
Besalco SA	243,264	95,390
CAP SA	43,701	317,425
Cementos BIO BIO SA	2,795	2,586
Cencosud SA	73,279	215,144
Cia Cervecerias Unidas SA	44,820	447,580
Cia Cervecerias Unidas SA, ADR	10,173	202,341
Cia Sud Americana de Vapores SA (I)	6,085,562	140,119
Colbun SA	1,700,284	319,204
Cristalerias de Chile SA	62,943	615,920
Embotelladora Andina SA, ADR, Series A	300	6,060
Embotelladora Andina SA, ADR, Series B	193	4,267
Empresa Nacional de Electricidad SA	843,714	526,454
Empresa Nacional de Telecomunicaciones SA	84,872	933,022
Empresas AquaChile SA (I)	57,292	25,901
Empresas CMPC SA	189,733	385,890
Empresas COPEC SA	62,811	594,812
Empresas Hites SA	44,774	32,461
Empresas La Polar SA (I)	311,752	14,255
Endesa Americas SA, ADR	15,340	201,721
Enersis Americas SA, ADR	151,572	1,211,060
Enersis Chile SA	217,097	1,022,527
Engie Energia Chile SA	149,971	237,524

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Chile (continued)
Forus SA	50,796	$165,909
Grupo Security SA	593,749	212,855
Inversiones Aguas Metropolitanas SA	433,804	732,963
Inversiones La Construccion SA	12,690	159,210
Itau CorpBanca	33,159,508	268,153
Latam Airlines Group SA (I)	47,674	430,864
Latam Airlines Group SA, ADR (I)	107,117	929,776
Masisa SA	1,965,799	113,556
Molibdenos y Metales SA	7,542	54,701
Multiexport Foods SA	72,522	20,040
Parque Arauco SA	159,627	369,615
PAZ Corp. SA	115,321	87,739
Ripley Corp. SA	614,368	363,854
SACI Falabella	72,322	567,996
Salfacorp SA	66,565	49,296
Sigdo Koppers SA	190,206	239,175
Sociedad Matriz SAAM SA	4,615,121	366,391
Sociedad Quimica y Minera de Chile SA, ADR	4,444	127,187
Socovesa SA	526,778	145,577
Sonda SA	134,846	259,914
Vina Concha y Toro SA	115,569	184,706
Vina Concha y Toro SA, ADR	311	9,831
China 9.8%		105,841,005
361 Degrees International, Ltd.	71,000	28,245
AAC Technologies Holdings, Inc.	159,500	1,441,140
Agile Group Holdings, Ltd.	473,250	264,539
Agricultural Bank of China, Ltd., H Shares	2,172,000	908,278
Air China, Ltd., H Shares	196,000	134,163
Aluminum Corp. of China, Ltd., ADR (I)	16,809	189,101
Angang Steel Company, Ltd., H Shares (I)	92,000	51,774
Anhui Conch Cement Company, Ltd., H Shares	113,500	327,711
Anhui Expressway Company, Ltd., H Shares	106,000	86,732
Anhui Tianda Oil Pipe Company, Ltd., H Shares	97,000	20,681
ANTA Sports Products, Ltd.	307,000	896,361
Anton Oilfield Services Group (I)	170,000	22,884
Asia Cement China Holdings Corp.	348,000	84,578
Asia Plastic Recycling Holding, Ltd.	101,254	54,784
AVIC International Holdings, Ltd., H Shares	140,000	77,427
AviChina Industry & Technology Company, Ltd., H Shares	489,000	337,701
Bank of China, Ltd., H Shares	7,457,075	3,386,100
Bank of Chongqing Company, Ltd., H Shares	136,500	113,659
Bank of Communications Company, Ltd., H Shares	604,858	463,958
Baoxin Auto Group, Ltd. (I)	31,450	9,680
Baoye Group Company, Ltd., H Shares	92,000	66,229
BBMG Corp., H Shares	293,500	112,774
Beijing Capital International Airport Company, Ltd., H Shares	282,415	278,196
Beijing Capital Land, Ltd., H Shares	190,000	74,062
Beijing Jingneng Clean Energy Company, Ltd., H Shares	458,000	142,178
Beijing North Star Company, H Shares	160,000	52,721
Belle International Holdings, Ltd.	1,187,000	684,392
Billion Industrial Holdings, Ltd.	12,000	7,579
Biostime International Holdings, Ltd. (I)(L)	28,500	92,898

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Fund

	Shares	Value
China (continued)
Bloomage BioTechnology Corp., Ltd.	17,500	$27,379
Boer Power Holdings, Ltd. (I)	84,000	36,772
Boyaa Interactive International, Ltd. (I)	72,000	39,732
BYD Company, Ltd., H Shares	27,000	162,139
BYD Electronic International Company, Ltd.	238,983	212,229
C.banner International Holdings, Ltd. (I)	134,000	34,855
Cabbeen Fashion, Ltd.	106,000	28,094
CAR, Inc. (I)	118,000	122,078
Central China Real Estate, Ltd.	379,538	89,299
Central China Securities Company, Ltd.	66,000	38,881
Changshouhua Food Company, Ltd.	169,000	86,175
Chaowei Power Holdings, Ltd.	134,000	122,460
China Animal Healthcare, Ltd. (I)	182,000	235
China Aoyuan Property Group, Ltd.	455,000	104,841
China BlueChemical, Ltd., H Shares	325,000	74,251
China CITIC Bank Corp., Ltd., H Shares	568,962	370,721
China Coal Energy Company, Ltd., H Shares (I)	121,000	60,841
China Communications Construction Company, Ltd., H Shares	400,202	478,548
China Communications Services Corp., Ltd., H Shares	339,200	199,471
China Conch Venture Holdings, Ltd.	122,000	225,030
China Construction Bank Corp., H Shares	13,039,000	9,721,332
China COSCO Holdings Company, Ltd., H Shares (I)	223,500	91,472
China Datang Corp. Renewable Power Company, Ltd., H Shares (I)	1,649,000	154,961
China Dongxiang Group Company	426,000	85,107
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	9,002
China Eastern Airlines Corp., Ltd., H Shares	480,000	232,972
China Everbright Bank Company, Ltd., H Shares	405,000	192,002
China Evergrande Group	1,270,566	866,334
China Financial Services Holdings, Ltd.	94,000	7,750
China Galaxy Securities Company, Ltd., H Shares	162,500	161,000
China Great Star International, Ltd. (I)	42,584	49,576
China Hanking Holdings, Ltd. (I)	35,000	4,374
China Harmony New Energy Auto Holding, Ltd.	125,000	49,838
China Hongqiao Group, Ltd.	500,000	464,033
China Huishan Dairy Holdings Company, Ltd.	235,000	87,907
China Huiyuan Juice Group, Ltd. (I)	141,000	54,129
China International Marine Containers Group Company, Ltd., H Shares	67,500	102,013
China Lesso Group Holdings, Ltd.	386,000	278,598
China Life Insurance Company, Ltd., ADR (L)	2,523	36,584
China Life Insurance Company, Ltd., H Shares	177,000	514,007
China Lilang, Ltd.	233,000	137,204
China Longyuan Power Group Corp., H Shares	648,000	506,916
China Machinery Engineering Corp., H Shares	114,000	74,423
China Medical System Holdings, Ltd.	165,800	277,187
China Mengniu Dairy Company, Ltd.	244,000	500,864
China Merchants Bank Company, Ltd., H Shares	618,961	1,526,619
China Minsheng Banking Corp., Ltd., H Shares	531,200	598,323
China Modern Dairy Holdings, Ltd.	369,000	98,198
China Molybdenum Company, Ltd., H Shares	258,000	66,316
China National Building Material Company, Ltd., H Shares	1,078,000	544,331
China National Materials Company, Ltd., H Shares	396,000	95,259
China Oilfield Services, Ltd., H Shares	190,000	181,665
China Pacific Insurance Group Company, Ltd., H Shares	67,800	262,935

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
China Petroleum & Chemical Corp., ADR	25,384	$1,832,725
China Railway Construction Corp., H Shares	222,835	316,247
China Railway Group, Ltd., H Shares	376,000	338,403
China Rare Earth Holdings, Ltd. (I)	616,800	48,472
China Sanjiang Fine Chemicals Company, Ltd.	154,000	35,643
China SCE Property Holdings, Ltd.	450,000	148,977
China Shanshui Cement Group, Ltd. (I)	1,080,000	69,619
China Shengmu Organic Milk, Ltd. (I)(L)(S)	334,000	98,560
China Shenhua Energy Company, Ltd., H Shares	244,000	504,030
China Shineway Pharmaceutical Group, Ltd.	66,000	70,364
China Shipping Container Lines Company, Ltd., H Shares (I)	428,850	101,015
China Shipping Development Company, Ltd., H Shares	220,000	129,168
China Silver Group, Ltd.	124,000	21,066
China Southern Airlines Company, Ltd., H Shares	540,000	309,211
China Suntien Green Energy Corp., Ltd., H Shares	586,000	78,384
China Taifeng Beddings Holdings, Ltd. (I)	46,000	6,405
China Telecom Corp., Ltd., H Shares	1,370,000	664,400
China Tian Lun Gas Holdings, Ltd.	84,000	74,338
China Vanke Company, Ltd., H Shares	182,000	557,405
China Yurun Food Group, Ltd. (I)	401,000	63,146
China ZhengTong Auto Services Holdings, Ltd.	311,000	92,923
China Zhongwang Holdings, Ltd.	337,400	156,329
Chinasoft International, Ltd. (I)	152,000	75,853
Chongqing Machinery & Electric Company, Ltd., H Shares	534,000	64,538
Chongqing Rural Commercial Bank, H Shares	823,000	513,013
CIFI Holdings Group Company, Ltd	696,000	206,092
CITIC Securities Company, Ltd., H Shares	122,000	284,999
CNOOC, Ltd.	1,706,000	2,245,646
Coland Holdings, Ltd.	34,000	53,221
Comtec Solar Systems Group, Ltd. (I)	204,000	9,593
Coolpad Group, Ltd. (I)	842,400	92,181
Cosmo Lady China Holdings Company, Ltd. (S)	23,000	8,918
Country Garden Holdings Company, Ltd.	1,472,293	822,846
CPMC Holdings, Ltd.	144,000	69,492
CRRC Corp., Ltd., H Shares	552,000	543,991
CSPC Pharmaceutical Group, Ltd.	774,000	829,999
CT Environmental Group, Ltd.	916,000	220,694
Da Ming International Holdings, Ltd. (I)	50,000	18,958
Dalian Port PDA Company, Ltd., H Shares	264,828	48,400
Daphne International Holdings, Ltd. (I)	458,000	49,832
Datang International Power Generation Company, Ltd., H Shares	584,000	156,965
Dongfang Electric Corp., Ltd., H Shares	80,000	65,980
Dongfeng Motor Group Company, Ltd., H Shares	322,000	326,780
Dongjiang Environmental Company, Ltd., H Shares	17,500	31,310
Dongyue Group, Ltd.	860,000	151,898
Dynagreen Environmental Protection Group Company, Ltd.	33,000	14,650
ENN Energy Holdings, Ltd.	164,000	752,129
Fantasia Holdings Group Company, Ltd. (I)	732,000	98,866
Fosun International, Ltd.	187,193	277,131
Fu Shou Yuan International Group, Ltd.	133,000	83,874
Fufeng Group, Ltd.	510,000	232,485
Fuguiniao Company, Ltd. (I)	116,600	58,326
Future Land Development Holdings, Ltd.	588,000	108,119

SEE NOTES TO FUND'S INVESTMENTS7

Emerging Markets Fund

	Shares	Value
China (continued)
Geely Automobile Holdings, Ltd.	860,000	$887,181
Golden Eagle Retail Group, Ltd.	169,000	242,882
Goldpac Group, Ltd.	91,000	26,732
GOME Electrical Appliances Holding, Ltd.	2,735,000	355,894
Goodbaby International Holdings, Ltd.	172,000	77,609
Great Wall Motor Company, Ltd., H Shares	754,000	708,006
Greatview Aseptic Packaging Company, Ltd.	306,000	162,849
Green Seal Holding, Ltd.	6,000	27,178
Greenland Hong Kong Holdings, Ltd. (I)	293,250	78,528
Greentown China Holdings, Ltd. (I)	150,000	123,275
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	34,149
Guangshen Railway Company, Ltd., ADR	30,463	804,832
Guangzhou Automobile Group Company, Ltd., H Shares	74,857	97,909
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	14,000	33,688
Guangzhou R&F Properties Company, Ltd., H Shares	390,599	495,959
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	501,000	38,756
Haitian International Holdings, Ltd.	117,000	233,814
Haitong Securities Company, Ltd., H Shares	151,600	291,639
Harbin Electric Company, Ltd., H Shares	154,000	72,889
Hengan International Group Company, Ltd.	162,500	1,279,890
Hengshi Mining Investments, Ltd. (I)	10,679,000	3,756,353
Hidili Industry International Development, Ltd. (I)	303,000	7,617
Hilong Holding, Ltd.	223,000	60,235
HNA Infrastructure Company, Ltd.	86,000	95,257
Honghua Group, Ltd. (I)	537,000	54,124
Hopefluent Group Holdings, Ltd.	16,000	4,515
HOSA International, Ltd.	86,000	29,268
Huadian Fuxin Energy Corp., Ltd., H Shares	810,000	182,591
Huadian Power International Corp., H Shares	304,000	128,674
Huaneng Power International, Inc., H Shares	504,000	315,184
Huaneng Renewables Corp., Ltd., H Shares	1,592,000	513,902
Huishang Bank Corp., Ltd., H Shares	213,000	107,834
Hydoo International Holding, Ltd.	216,000	20,325
Industrial & Commercial Bank of China, Ltd., H Shares	11,325,000	6,920,532
Inner Mongolia Yitai Coal Company, H Shares	712,300	568,189
Intime Retail Group Company, Ltd.	230,500	189,382
InvesTech Holdings, Ltd. (I)	64,000	15,828
Jiangnan Group, Ltd.	534,000	82,538
Jiangsu Expressway Company, Ltd., H Shares	234,000	311,539
Jiangxi Copper Company, Ltd., H Shares	132,000	201,432
Kaisa Group Holdings, Ltd. (I)(L)	1,089,000	54,755
Kasen International Holdings, Ltd. (I)	127,000	23,066
Kingdee International Software Group Company, Ltd. (I)	234,000	101,284
KWG Property Holding, Ltd.	239,012	134,069
Labixiaoxin Snacks Group, Ltd. (I)	121,000	8,779
Lenovo Group, Ltd.	1,782,000	1,102,307
Leoch International Technology, Ltd.	118,000	15,803
Leyou Technologies Holdings, Ltd. (I)	400,000	79,603
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)	124,200	58,372
Lifetech Scientific Corp. (I)	768,000	196,750
Livzon Pharmaceutical Group, Inc., H Shares	9,420	60,522
Logan Property Holdings Company, Ltd.	422,000	172,824
Longfor Properties Company, Ltd.	476,500	611,855

8SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Lonking Holdings, Ltd.	426,000	$84,424
Maanshan Iron & Steel Company, Ltd., H Shares (I)	254,000	66,689
Maoye International Holdings, Ltd. (I)	866,000	80,371
Metallurgical Corp. of China, Ltd., H Shares	235,000	84,062
Microport Scientific Corp. (I)	76,000	56,951
Minth Group, Ltd.	62,000	203,015
New China Life Insurance Company, Ltd., H Shares	26,900	135,792
NVC Lighting Holdings, Ltd.	330,000	44,591
O-Net Technologies Group, Ltd. (I)	43,000	22,535
Pacific Online, Ltd.	180,000	50,337
Parkson Retail Group, Ltd.	452,000	46,611
PetroChina Company, Ltd., ADR	2,038	143,761
PetroChina Company, Ltd., H Shares	1,804,000	1,230,823
PICC Property & Casualty Company, Ltd., H Shares	544,596	910,840
Ping An Insurance Group Company of China, Ltd., H Shares	1,055,000	5,822,993
Powerlong Real Estate Holdings, Ltd.	477,000	140,017
PW Medtech Group, Ltd. (I)	143,000	46,017
Qinhuangdao Port Company, Ltd.	103,500	25,185
Qinqin Foodstuffs Group Cayman Company, Ltd. (I)	36,100	11,525
Qunxing Paper Holdings Company, Ltd. (I)	969,268	0
Redco Properties Group, Ltd. (I)	204,000	72,327
Renhe Commercial Holdings Company, Ltd. (I)	3,334,000	85,852
Sany Heavy Equipment International Holdings Company, Ltd. (I)	345,000	60,019
Semiconductor Manufacturing International Corp., ADR (I)	146,135	977,643
Shandong Chenming Paper Holdings, Ltd., H Shares	66,584	65,914
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	196,000	135,170
Shanghai Electric Group Company, Ltd., H Shares (I)	186,000	89,503
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	18,500	58,149
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	274,000	76,107
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	47,700	119,235
Shanghai Prime Machinery Company, Ltd., H Shares	288,000	54,822
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	450,000	22,014
Shenguan Holdings Group, Ltd.	400,000	34,022
Shenzhen Expressway Company, Ltd., H Shares	168,000	161,057
Shenzhou International Group Holdings, Ltd.	116,000	711,793
Shui On Land, Ltd.	816,567	193,499
Shunfeng International Clean Energy, Ltd. (I)	568,000	48,233
Sichuan Expressway Company, Ltd., H Shares	232,000	96,150
Sihuan Pharmaceutical Holdings Group, Ltd.	909,000	246,008
Silergy Corp.	6,000	91,244
Sino-Ocean Land Holding, Ltd.	687,181	292,464
SinoMedia Holding, Ltd.	133,000	31,991
Sinopec Engineering Group Company, Ltd., H Shares	158,500	137,099
Sinopec Oilfield Service Corp., H Shares (I)	62,000	12,676
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	392,000	205,777
Sinopharm Group Company, Ltd., H Shares	225,600	1,051,781
Sinosoft Technology Group, Ltd.	228,000	107,044
Sinotrans, Ltd., H Shares	421,574	210,578
Sinotruk Hong Kong, Ltd.	193,555	134,271
SOHO China, Ltd. (I)	448,500	237,323
Sound Global, Ltd. (I)	113,000	43,414
Springland International Holdings, Ltd.	247,000	37,861
Sunac China Holdings, Ltd.	323,000	244,970

SEE NOTES TO FUND'S INVESTMENTS9

Emerging Markets Fund

	Shares	Value
China (continued)
Sunny Optical Technology Group Company, Ltd.	166,000	$834,555
Tencent Holdings, Ltd.	646,100	16,088,467
Tenwow International Holdings, Ltd.	177,000	55,206
The People's Insurance Company Group of China, Ltd., H Shares	1,061,000	446,767
Tian Shan Development Holdings, Ltd.	134,000	54,567
Tiangong International Company, Ltd.	259,564	31,103
Tianjin Jinran Public Utilities Company, Ltd., H Shares (I)	350,000	30,645
Tianneng Power International, Ltd.	166,700	148,540
Tingyi Cayman Islands Holding Corp.	542,000	643,839
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	312,416
Tonly Electronics Holdings, Ltd.	44,780	23,946
TravelSky Technology, Ltd., H Shares	49,500	103,635
Trigiant Group, Ltd.	316,000	46,798
Tsingtao Brewery Company, Ltd., H Shares	22,000	86,481
Uni-President China Holdings, Ltd.	314,600	218,260
Universal Health International Group Holding, Ltd. (I)	567,000	28,127
V1 Group, Ltd.	1,219,600	51,882
Want Want China Holdings, Ltd.	1,411,000	901,953
Weichai Power Company, Ltd., H Shares	244,800	394,113
Weiqiao Textile Company, H Shares	90,000	58,650
Welling Holding, Ltd.	412,000	80,590
West China Cement, Ltd. (I)	484,000	49,246
Wuzhou International Holdings, Ltd. (I)	516,000	52,539
Xiamen International Port Company, Ltd., H Shares	308,662	63,108
Xinchen China Power Holdings, Ltd. (I)	160,000	26,559
Xingda International Holdings, Ltd.	150,000	60,764
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	50,650	51,493
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	38,800	61,148
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	282,000	42,806
Xinyi Solar Holdings, Ltd. (I)(L)	780,000	265,777
Xtep International Holdings, Ltd.	103,500	46,424
Yanzhou Coal Mining Company, Ltd., ADR (L)	32,519	227,633
Yida China Holdings, Ltd.	28,000	11,078
Youyuan International Holdings, Ltd. (I)	60,000	15,904
Yuanda China Holdings, Ltd. (I)	252,000	5,830
Yuzhou Properties Company, Ltd.	434,000	157,571
Zall Group, Ltd. (I)	39,000	24,483
Zhaojin Mining Industry Company, Ltd., H Shares	77,000	69,701
Zhejiang Expressway Company, Ltd., H Shares	296,000	316,070
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd.	69,400	35,073
Zhong An Real Estate, Ltd. (I)	614,200	53,762
Zhongsheng Group Holdings, Ltd.	162,000	150,145
Zhuzhou CRRC Times Electric Company, Ltd.	69,500	376,475
Zijin Mining Group Company, Ltd., H Shares	155,384	51,960
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	244,400	112,201
ZTE Corp., H Shares	43,040	69,803
Colombia 0.4%		4,213,762
Almacenes Exito SA	36,830	171,294
Banco de Bogota SA	5,902	118,284
Bancolombia SA	32,599	264,002
Bancolombia SA, ADR	7,252	242,942

10SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Colombia (continued)
Bolsa de Valores de Colombia	7,585,458	$48,108
Celsia SA ESP	82,149	104,201
Cementos Argos SA	80,236	285,490
Cemex Latam Holdings SA (I)	95,723	345,576
Corp. Financiera Colombiana SA	29,951	343,088
Ecopetrol SA (I)	1,432,532	615,011
Ecopetrol SA, ADR	8,640	73,958
Empresa de Energia de Bogota SA	232,492	136,486
Empresa de Telecomunicaciones de Bogota	174,025	31,696
Grupo Argos SA	19,422	113,829
Grupo Aval Acciones y Valores SA, ADR	8,272	62,702
Grupo de Inversiones Suramericana SA	25,974	299,897
Grupo Nutresa SA	41,948	311,883
Interconexion Electrica SA ESP	200,416	645,315
Cyprus 0.0%		70,170
Globaltrans Investment PLC, GDR	12,677	70,170
Czech Republic 0.2%		2,519,891
CEZ AS	56,580	919,571
Fortuna Entertainment Group NV (I)	2,980	10,045
Komercni Banka AS	3,645	120,397
O2 Czech Republic AS	8,877	81,337
Pegas Nonwovens SA	11,364	350,137
Philip Morris CR AS	142	70,290
Unipetrol AS	133,946	968,114
Egypt 0.1%		1,023,740
Commercial International Bank Egypt SAE, GDR	212,148	814,987
Global Telecom Holding, GDR (I)	120,713	208,753
Greece 0.3%		3,507,275
Aegean Airlines SA	19,060	126,319
Alpha Bank AE (I)	35,802	71,757
Athens Water Supply and Sewage Company SA	9,971	57,784
Bank of Greece	2,764	30,089
Ellaktor SA (I)	29,391	35,821
FF Group (I)	14,181	304,585
Fourlis Holdings SA (I)	24,619	104,290
GEK Terna Holding Real Estate Construction SA (I)	18,488	44,398
Hellenic Exchanges - Athens Stock Exchange SA	15,365	76,662
Hellenic Petroleum SA (I)	29,902	137,333
Hellenic Telecommunications Organization SA	48,312	439,116
Intracom Holdings SA (I)	39,886	12,826
Intralot SA-Integrated Lottery Systems & Services (I)	86,773	99,334
JUMBO SA	27,174	386,965
Lamda Development SA (I)	3,765	18,841
Marfin Investment Group Holdings SA (I)	433,542	59,192
Metka Industrial - Construction SA	19,546	149,226
Motor Oil Hellas Corinth Refineries SA	30,655	396,552
Mytilineos Holdings SA (I)	19,909	125,199
National Bank of Greece SA (I)	29,342	6,826
OPAP SA	44,040	410,657
Piraeus Bank SA (I)	7,607	1,597

SEE NOTES TO FUND'S INVESTMENTS11

Emerging Markets Fund

	Shares	Value
Greece (continued)
Piraeus Port Authority SA	2,954	$40,995
Public Power Corp. SA (I)	44,686	146,102
Terna Energy SA	32,655	97,771
Titan Cement Company SA	5,632	127,038
Guernsey, Channel Islands 0.0%		196,046
Etalon Group, Ltd., GDR	71,415	196,046
Hong Kong 4.4%		47,228,317
Ajisen China Holdings, Ltd.	233,000	97,641
Alibaba Health Information Technology, Ltd. (I)	184,000	102,801
Alibaba Pictures Group, Ltd. (I)	650,000	124,642
AMVIG Holdings, Ltd.	405,333	141,612
Anxin-China Holdings, Ltd. (I)	1,988,000	98,676
Asian Citrus Holdings, Ltd. (I)	144,000	11,139
AVIC International Holding HK, Ltd. (I)	300,000	20,119
Beijing Enterprises Holdings, Ltd.	61,430	283,913
Beijing Enterprises Water Group, Ltd. (I)	332,000	239,250
Beijing Properties Holdings, Ltd. (I)	834,000	41,932
Bosideng International Holdings, Ltd.	1,206,000	113,696
Brilliance China Automotive Holdings, Ltd.	298,000	416,533
C C Land Holdings, Ltd.	586,693	163,894
Carrianna Group Holdings Company, Ltd.	130,000	13,077
CECEP COSTIN New Materials Group, Ltd.	162,000	12,531
Century Sunshine Group Holdings, Ltd.	560,000	21,222
China Aerospace International Holdings, Ltd.	502,755	65,314
China Agri-Industries Holdings, Ltd. (I)	426,600	171,162
China All Access Holdings, Ltd.	302,000	98,094
China Dynamics Holdings, Ltd. (I)	870,000	32,982
China Electronics Corp. Holdings Company, Ltd.	112,000	26,655
China Energine International Holdings, Ltd.	89,589	7,254
China Everbright International, Ltd.	381,000	461,338
China Everbright, Ltd.	13,000	26,205
China Fiber Optic Network System Group, Ltd. (I)	419,600	37,868
China Foods, Ltd.	274,000	119,571
China Gas Holdings, Ltd.	362,000	477,885
China Glass Holdings, Ltd. (I)	182,000	21,106
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (I)	120,000	25,010
China High Precision Automation Group, Ltd. (I)	74,000	11,830
China High Speed Transmission Equipment Group Company, Ltd.	468,000	626,624
China Jinmao Holdings Group, Ltd.	1,100,000	294,659
China Lumena New Materials Corp. (I)	1,272,000	0
China Merchants Land, Ltd.	542,000	88,648
China Merchants Port Holdings Company, Ltd.	26,749	67,054
China Metal Recycling Holdings, Ltd. (I)	14,579,934	2
China Mobile, Ltd., ADR	232,716	12,727,238
China New Town Development Company, Ltd. (I)	2,010,332	111,554
China NT Pharma Group Company, Ltd.	112,500	25,664
China Ocean Resources Company, Ltd. (I)	63,930	77,717
China Oil & Gas Group, Ltd. (I)	1,277,040	98,814
China Overseas Grand Oceans Group, Ltd. (I)	260,000	96,544
China Overseas Land & Investment, Ltd.	612,000	1,762,596
China Overseas Property Holdings, Ltd.	570,667	106,332
China Power International Development, Ltd.	972,000	359,612

12SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
China Power New Energy Development Company, Ltd.	112,500	$66,568
China Properties Group, Ltd. (I)	370,000	91,964
China Resources Beer Holdings Company, Ltd. (I)	197,981	418,774
China Resources Cement Holdings, Ltd.	419,518	179,814
China Resources Gas Group, Ltd.	264,000	782,009
China Resources Land, Ltd.	720,444	1,745,428
China Resources Power Holdings Company, Ltd.	406,882	668,916
China Singyes Solar Technologies Holdings, Ltd.	199,160	95,711
China South City Holdings, Ltd.	824,000	190,941
China State Construction International Holdings, Ltd.	225,200	363,266
China Taiping Insurance Holdings Company, Ltd. (I)	150,510	343,640
China Traditional Chinese Medicine Company, Ltd.	314,000	156,876
China Travel International Investment Hong Kong, Ltd.	580,000	169,466
China Unicom Hong Kong, Ltd., ADR	240,994	2,899,158
China Water Affairs Group, Ltd.	242,000	173,092
Chinese People Holdings Company, Ltd. (I)	1,544,324	25,562
CIMC Enric Holdings, Ltd.	36,000	15,983
CITIC Dameng Holdings, Ltd. (I)	191,000	13,013
CITIC Resources Holdings, Ltd. (I)	900,000	119,503
CITIC, Ltd.	803,923	1,238,630
Citychamp Watch & Jewellery Group, Ltd.	591,800	145,512
Clear Media, Ltd.	87,000	81,564
Comba Telecom Systems Holdings, Ltd.	395,004	72,207
Concord New Energy Group, Ltd.	1,460,000	76,292
COSCO International Holdings, Ltd.	209,040	102,194
COSCO SHIPPING Ports, Ltd.	1,172,918	1,226,362
Coslight Technology International Group Company, Ltd. (I)	54,000	36,456
CP Pokphand Company, Ltd.	2,664,000	322,409
DaChan Food Asia, Ltd. (I)	287,000	26,374
Dah Chong Hong Holdings, Ltd.	225,000	89,769
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	87,845
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	0
Digital China Holdings, Ltd. (I)	193,000	153,072
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,927
Embry Holdings, Ltd.	24,000	11,112
EVA Precision Industrial Holdings, Ltd.	434,000	48,048
EverChina International Holdings Company, Ltd. (I)	1,640,000	73,059
Extrawell Pharmaceutical Holdings, Ltd. (I)	230,000	8,008
Far East Horizon, Ltd.	387,000	349,216
Freetech Road Recycling Technology Holdings, Ltd.	130,000	14,902
Fullshare Holdings, Ltd.	135,000	71,844
GCL-Poly Energy Holdings, Ltd.	4,920,000	660,649
Glorious Property Holdings, Ltd. (I)	955,000	143,975
Goldbond Group Holdings, Ltd.	100,000	3,476
Golden Meditech Holdings, Ltd.	445,250	57,453
Goldlion Holdings, Ltd.	261,000	103,072
Good Friend International Holdings, Inc.	42,000	8,755
Guangdong Investment, Ltd.	274,000	383,054
Guangdong Land Holdings, Ltd. (I)	198,000	44,392
Haier Electronics Group Company, Ltd.	321,000	536,300
Hanergy Thin Film Power Groupd, Ltd. (I)	2,486,000	68,909
Hengdeli Holdings, Ltd. (I)	760,400	87,097
HKC Holdings, Ltd. (I)	131,016	65,031

SEE NOTES TO FUND'S INVESTMENTS13

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
HNA Holding Group Company, Ltd. (I)	260,000	$11,214
Hopewell Highway Infrastructure, Ltd.	152,000	77,936
Hopson Development Holdings, Ltd.	242,000	220,920
Hua Han Health Industry Holdings, Ltd.	1,415,910	96,749
Huabao International Holdings, Ltd. (I)	549,000	231,784
Inspur International, Ltd.	163,000	36,821
Ju Teng International Holdings, Ltd.	323,722	109,869
Kai Yuan Holdings, Ltd. (I)	2,240,000	29,697
Kingboard Chemical Holdings, Ltd.	150,148	420,857
Kingboard Laminates Holdings, Ltd.	202,500	178,985
Kunlun Energy Company, Ltd.	1,060,000	776,601
Lai Fung Holdings, Ltd.	2,827,141	58,824
Le Saunda Holdings, Ltd.	180,400	39,513
Lee & Man Paper Manufacturing, Ltd.	266,000	203,788
Lee's Pharmaceutical Holdings, Ltd.	45,500	40,197
Loudong General Nice Resources China Holdings, Ltd. (I)	228,000	13,359
MIE Holdings Corp. (I)	540,000	52,940
Mingfa Group International Company, Ltd. (I)	995,000	242,448
Minmetals Land, Ltd.	630,000	80,256
Munsun Capital Group, Ltd. (I)	1,020,000	30,592
New World Department Store China, Ltd. (I)	211,000	29,312
Nine Dragons Paper Holdings, Ltd.	275,000	241,305
North Mining Shares Company, Ltd. (I)	2,430,000	52,186
Overseas Chinese Town Asia Holdings, Ltd.	58,000	20,298
PAX Global Technology, Ltd.	138,000	92,269
Phoenix Satellite Television Holdings, Ltd.	290,000	56,784
Poly Property Group Company, Ltd. (I)	430,944	134,087
Pou Sheng International Holdings, Ltd.	242,000	73,986
Prosperity International Holdings HK, Ltd. (I)	540,000	9,256
Qingling Motors Company, Ltd., H Shares	352,000	106,906
REXLot Holdings, Ltd.	6,393,536	101,291
Road King Infrastructure, Ltd.	73,000	61,606
Rotam Global Agrosciences, Ltd. (I)	20,929	21,377
Samson Holding, Ltd.	631,915	47,209
Shanghai Industrial Holdings, Ltd.	116,041	326,611
Shanghai Industrial Urban Development Group, Ltd.	273,500	75,965
Shanghai Zendai Property, Ltd. (I)	4,320,000	81,544
Shenzhen International Holdings, Ltd.	222,145	326,749
Shenzhen Investment, Ltd.	551,230	239,817
Shimao Property Holdings, Ltd.	474,000	618,834
Shougang Concord International Enterprises Company, Ltd. (I)	2,334,000	82,516
Shougang Fushan Resources Group, Ltd.	510,000	109,507
Silver Base Group Holdings, Ltd. (I)	12,937,500	849,686
Silver Grant International Industries, Ltd. (I)	526,334	57,592
SIM Technology Group, Ltd. (I)	685,000	28,224
Sino Biopharmaceutical, Ltd.	1,425,000	976,680
Sino Oil and Gas Holdings, Ltd. (I)	3,360,000	81,128
Sinofert Holdings, Ltd.	728,000	100,146
Sinolink Worldwide Holdings, Ltd. (I)	966,000	114,361
Sinopec Kantons Holdings, Ltd.	152,000	68,140
Sinotrans Shipping, Ltd.	330,500	71,506
SITC International Holdings Company, Ltd.	143,000	88,361
Skyworth Digital Holdings, Ltd.	504,782	316,507

14SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
SMI Holdings Group, Ltd.	596,000	$56,811
Sparkle Roll Group, Ltd. (I)	208,000	16,870
SRE Group, Ltd. (I)	1,434,000	40,610
SSY Group, Ltd.	804,733	270,652
Sun Art Retail Group, Ltd.	725,000	615,238
TCC International Holdings, Ltd.	370,125	90,719
TCL Multimedia Technology Holdings, Ltd.	133,200	65,332
Texhong Textile Group, Ltd.	113,500	171,140
Tian An China Investment, Ltd.	653,000	363,502
Tianjin Development Holdings, Ltd.	38,000	20,114
Tianjin Port Development Holdings, Ltd.	654,000	103,427
Tibet Water Resources, Ltd.	236,000	94,063
Time Watch Investments, Ltd.	62,000	7,745
Tomson Group, Ltd.	416,323	138,179
Tongda Group Holdings, Ltd.	1,130,000	331,574
Top Spring International Holdings, Ltd.	25,500	9,240
Towngas China Company, Ltd. (I)	226,000	117,036
TPV Technology, Ltd.	552,588	100,944
Truly International Holdings, Ltd.	343,000	136,422
United Energy Group, Ltd. (I)	4,024,000	155,460
Wasion Group Holdings, Ltd.	146,000	91,767
Yanchang Petroleum International, Ltd. (I)	3,192,273	91,596
Yingde Gases Group Company, Ltd.	456,500	179,712
Yip's Chemical Holdings, Ltd.	218,000	95,386
Yuexiu Property Company, Ltd.	1,605,516	237,510
Yuexiu Transport Infrastructure, Ltd.	130,000	88,295
Zhuhai Holdings Investment Group, Ltd.	218,000	34,218
Hungary 0.3%		3,519,435
FHB Mortgage Bank PLC (I)	7,029	11,878
Magyar Telekom Telecommunications PLC	213,772	356,264
MOL Hungarian Oil and Gas PLC	24,047	1,503,853
OTP Bank PLC	52,109	1,401,617
Richter Gedeon Nyrt	12,328	245,823
India 13.0%		139,422,843
3M India, Ltd. (I)	371	61,275
Aarti Industries, Ltd.	20,516	216,906
Aban Offshore, Ltd.	10,469	36,588
ABB, Ltd.	4,994	77,434
ACC, Ltd.	8,726	171,539
Adani Enterprises, Ltd.	96,061	95,881
Adani Ports and Special Economic Zone, Ltd.	200,328	808,658
Adani Power, Ltd. (I)	479,127	200,681
Adani Transmissions, Ltd. (I)	96,061	81,471
Aditya Birla Fashion and Retail, Ltd. (I)	261,487	533,412
Aditya Birla Nuvo, Ltd.	27,770	509,728
Aegis Logistics, Ltd.	71,718	155,424
Agro Tech Foods, Ltd.	4,498	30,680
AIA Engineering, Ltd.	19,930	388,568
Ajanta Pharma, Ltd.	12,543	347,970
Akzo Nobel India, Ltd.	6,782	142,109
Alembic Pharmaceuticals, Ltd.	26,705	257,339
Alembic, Ltd.	81,162	42,799

SEE NOTES TO FUND'S INVESTMENTS15

Emerging Markets Fund

	Shares	Value
India (continued)
Allahabad Bank	77,580	$78,702
Allcargo Logistics, Ltd.	26,826	69,609
Alok Industries, Ltd. (I)	207,239	8,161
Alstom T&D India, Ltd.	17,562	82,736
Amara Raja Batteries, Ltd.	11,444	156,860
Ambuja Cements, Ltd.	61,983	190,835
Anant Raj, Ltd.	56,845	34,104
Andhra Bank	66,994	50,693
Apar Industries, Ltd.	4,039	34,381
Apollo Hospitals Enterprise, Ltd.	14,426	251,428
Apollo Tyres, Ltd.	158,401	440,825
Arvind Infrastructure, Ltd. (I)	5,235	5,453
Arvind, Ltd.	80,279	426,731
Asahi India Glass, Ltd.	21,842	56,109
Ashok Leyland, Ltd.	304,365	352,688
Asian Paints, Ltd.	74,765	1,055,789
Astral Polytechnik, Ltd.	4,163	24,254
Atul, Ltd.	6,621	215,810
Aurobindo Pharma, Ltd.	125,113	1,354,866
Axis Bank, Ltd.	189,268	1,295,610
Bajaj Auto, Ltd.	33,653	1,320,992
Bajaj Corp., Ltd.	33,263	177,975
Bajaj Electricals, Ltd.	21,256	69,159
Bajaj Finance, Ltd.	68,580	919,428
Bajaj Finserv, Ltd.	33,639	1,473,410
Bajaj Hindusthan Sugar, Ltd. (I)	178,945	37,053
Bajaj Holdings and Investment, Ltd.	16,318	513,723
Balkrishna Industries, Ltd.	34,859	503,781
Ballarpur Industries, Ltd.	101,424	25,206
Balmer Lawrie & Company, Ltd.	7,966	114,437
Balrampur Chini Mills, Ltd.	82,749	147,562
Bank of Baroda	113,223	270,602
Bank of India (I)	87,842	153,114
Bank of Maharashtra	28,201	12,203
BASF India, Ltd.	3,146	47,992
Bata India, Ltd.	11,453	69,301
BEML, Ltd.	6,956	85,642
Berger Paints India, Ltd.	140,711	467,851
BGR Energy Systems, Ltd. (I)	11,549	18,796
Bharat Electronics, Ltd.	16,148	338,791
Bharat Financial Inclusion, Ltd. (I)	24,670	266,097
Bharat Forge, Ltd.	59,916	787,607
Bharat Heavy Electricals, Ltd.	127,345	241,702
Bharat Petroleum Corp., Ltd.	68,028	638,297
Bharti Airtel, Ltd.	474,477	2,242,826
Biocon, Ltd.	20,151	269,315
Birla Corp., Ltd.	19,668	191,304
Blue Dart Express, Ltd.	2,780	194,303
Blue Star, Ltd.	16,180	115,444
Bosch, Ltd.	878	260,954
Brigade Enterprises, Ltd.	1,735	3,866
Britannia Industries, Ltd.	6,202	275,716
Cadila Healthcare, Ltd.	81,786	478,187

16SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Cairn India, Ltd.	291,290	$1,076,407
Canara Bank	60,476	281,477
Carborundum Universal, Ltd.	2,776	11,179
CCL Products India, Ltd.	17,568	65,626
Ceat, Ltd.	14,772	277,940
Century Plyboards India, Ltd.	44,174	117,075
Century Textiles & Industries, Ltd.	10,349	121,957
Cera Sanitaryware, Ltd.	1,065	32,582
CESC, Ltd.	28,905	246,434
Chambal Fertilizers & Chemicals, Ltd.	75,728	69,632
Chennai Petroleum Corp., Ltd.	15,814	64,356
Chennai Super Kings Cricket, Ltd. (I)	271,316	8,918
Cholamandalam Investment and Finance Company, Ltd.	13,199	186,935
Cipla, Ltd.	62,888	518,754
City Union Bank, Ltd.	33,109	65,258
Clariant Chemicals India, Ltd.	4,300	45,902
Colgate-Palmolive India, Ltd.	27,558	374,996
Container Corp of India	6,441	109,965
Coromandel International, Ltd.	35,263	135,208
Corp. Bank (I)	64,277	43,747
Cox & Kings, Ltd.	51,419	123,145
Credit Analysis & Research, Ltd.	6,855	138,350
CRISIL, Ltd.	9,866	322,055
Crompton Greaves Consumer Electricals, Ltd. (I)	202,125	436,741
Crompton Greaves, Ltd.	154,873	176,092
Cummins India, Ltd.	13,525	155,718
Cyient, Ltd.	34,080	248,631
Dabur India, Ltd.	173,601	722,564
Dalmia Bharat, Ltd.	16,658	390,733
DB Corp., Ltd.	6,096	32,195
DCB Bank, Ltd. (I)	74,102	120,665
DCM Shriram, Ltd.	21,366	66,067
Deepak Fertilizers & Petrochemicals Corp., Ltd.	15,320	43,704
Delta Corp., Ltd.	20,561	34,589
Dena Bank (I)	83,159	42,021
Dewan Housing Finance Corp., Ltd.	47,338	176,603
Dish TV India, Ltd. (I)	225,275	298,856
Dishman Pharmaceuticals & Chemicals, Ltd.	54,172	186,374
Divi's Laboratories, Ltd.	27,745	477,455
DLF, Ltd.	115,713	193,334
Dr. Reddy's Laboratories, Ltd.	17,939	839,241
Dynamatic Technologies, Ltd. (I)	876	38,100
eClerx Services, Ltd.	18,772	413,055
Edelweiss Financial Services, Ltd.	247,379	366,186
Eicher Motors, Ltd.	3,538	1,122,171
EID Parry India, Ltd.	27,110	97,797
EIH, Ltd.	56,747	84,756
Electrosteel Castings, Ltd.	54,318	18,642
Elgi Equipments, Ltd.	350	923
Emami, Ltd.	22,846	368,753
Engineers India, Ltd.	31,322	133,344
Entertainment Network India, Ltd.	2,857	30,038
Eros International Media, Ltd. (I)	12,409	31,606

SEE NOTES TO FUND'S INVESTMENTS17

Emerging Markets Fund

	Shares	Value
India (continued)
Escorts, Ltd.	37,116	$174,657
Essel Propack, Ltd.	75,876	285,874
Eveready Industries India, Ltd.	10,250	32,492
Exide Industries, Ltd.	101,200	267,584
FAG Bearings India, Ltd.	2,023	119,664
FDC, Ltd.	25,912	82,789
Federal Bank, Ltd.	521,406	538,207
Federal-Mogul Goetze India, Ltd. (I)	8,475	63,578
Finolex Cables, Ltd.	58,148	351,280
Finolex Industries, Ltd.	32,293	207,953
Firstsource Solutions, Ltd. (I)	87,222	46,954
Fortis Healthcare, Ltd. (I)	44,162	114,373
Future Enterprises, Ltd.	57,775	13,844
Future Retail, Ltd. (I)	57,775	104,416
Gabriel India, Ltd.	35,150	56,323
GAIL India, Ltd.	36,030	222,840
Gateway Distriparks, Ltd.	42,743	147,513
Gati, Ltd.	7,132	12,965
GE Power India, Ltd. (I)	6,532	44,813
Gillette India, Ltd.	1,325	85,866
GlaxoSmithKline Consumer Healthcare, Ltd.	3,690	270,934
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	90,054
Glenmark Pharmaceuticals, Ltd.	63,960	817,924
GMR Infrastructure, Ltd. (I)	642,986	112,461
GOCL Corp., Ltd.	16,118	61,435
Godfrey Phillips India, Ltd.	6,570	88,920
Godrej Consumer Products, Ltd.	39,648	844,661
Godrej Industries, Ltd.	11,111	63,573
Godrej Properties, Ltd. (I)	16,327	71,784
Granules India, Ltd.	36,517	58,367
Graphite India, Ltd.	75,110	82,927
Grasim Industries, Ltd.	81,135	1,027,146
Greaves Cotton, Ltd.	49,189	90,510
Grindwell Norton, Ltd.	86	434
GRUH Finance, Ltd.	49,604	226,355
Gujarat Alkalies & Chemicals, Ltd.	19,628	104,829
Gujarat Fluorochemicals, Ltd.	25,338	179,771
Gujarat Gas, Ltd.	15,843	126,312
Gujarat Industries Power Company, Ltd.	14,146	21,049
Gujarat Mineral Development Corp., Ltd.	47,280	73,536
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	27,282	87,501
Gujarat Pipavav Port, Ltd.	35,631	73,263
Gujarat State Fertilisers & Chemicals, Ltd.	138,520	181,785
Gujarat State Petronet, Ltd.	83,861	192,471
Gulf Oil Lubricants India, Ltd.	17,521	177,447
GVK Power & Infrastructure, Ltd. (I)	219,206	18,880
Hathway Cable & Datacom, Ltd. (I)	226,119	115,072
Havells India, Ltd.	80,950	408,345
HCL Technologies, Ltd.	243,508	2,859,840
HDFC Bank, Ltd.	388,565	7,759,215
HEG, Ltd.	7,413	17,474
HeidelbergCement India, Ltd. (I)	47,707	79,978
Hero MotoCorp, Ltd.	12,920	596,096

18SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Hexaware Technologies, Ltd.	62,401	$187,467
Hikal, Ltd.	15,030	50,188
Himachal Futuristic Communications, Ltd. (I)	258,693	47,719
Hindalco Industries, Ltd.	516,316	1,318,918
Hinduja Ventures, Ltd.	2,954	22,819
Hindustan Construction Company, Ltd. (I)	41,263	20,491
Hindustan Petroleum Corp., Ltd.	68,055	461,884
Hindustan Unilever, Ltd.	122,745	1,513,956
Hitachi Home & Life Solutions India, Ltd.	4,640	98,173
Honeywell Automation India, Ltd.	130	16,146
Housing Development & Infrastructure, Ltd. (I)	83,700	75,567
Housing Development Finance Corp., Ltd.	142,186	2,622,472
HSIL, Ltd.	18,675	79,495
HT Media, Ltd.	34,438	35,897
Huhtamaki PPL, Ltd.	7,301	27,305
ICICI Bank, Ltd.	224,475	869,336
ICRA, Ltd.	1,248	72,300
IDBI Bank, Ltd.	93,210	94,305
Idea Cellular, Ltd.	883,695	993,547
IDFC Bank, Ltd.	597,521	600,043
IDFC, Ltd. (I)	460,734	397,112
IFB Industries, Ltd. (I)	1,789	11,222
IFCI, Ltd.	234,350	79,637
IIFL Holdings, Ltd.	238,488	926,574
IL&FS Transportation Networks, Ltd.	31,132	45,946
Indiabulls Housing Finance, Ltd.	96,180	1,071,377
Indiabulls Real Estate, Ltd. (I)	60,888	62,115
Indian Bank	51,408	189,564
Indian Hotels Company, Ltd.	250,944	372,331
Indian Oil Corp., Ltd.	198,228	885,583
Indian Overseas Bank (I)	128,151	47,131
Indo Count Industries, Ltd.	3,885	8,825
Indoco Remedies, Ltd.	19,192	71,896
Indraprastha Gas, Ltd.	13,349	161,598
IndusInd Bank, Ltd.	21,879	345,390
INEOS Styrolution India, Ltd.	189	1,630
Infosys, Ltd.	541,345	7,686,625
Ingersoll-Rand India, Ltd.	4,135	41,502
Inox Leisure, Ltd. (I)	16,974	58,198
Intellect Design Arena, Ltd. (I)	7,633	16,028
Ipca Laboratories, Ltd.	13,799	116,922
IRB Infrastructure Developers, Ltd.	91,279	247,637
ITC, Ltd.	648,610	2,191,763
J Kumar Infraprojects, Ltd.	2,256	6,327
Jagran Prakashan, Ltd.	72,113	183,464
Jain Irrigation Systems, Ltd.	124,783	163,374
Jaiprakash Associates, Ltd. (I)	813,565	95,995
Jaiprakash Power Ventures, Ltd. (I)	485,860	29,440
Jammu & Kashmir Bank, Ltd.	93,941	82,272
Jaypee Infratech, Ltd. (I)	132,566	14,393
JB Chemicals & Pharmaceuticals, Ltd.	10,388	53,593
JBF Industries, Ltd.	17,487	52,847
Jindal Poly Films, Ltd.	9,056	46,159

SEE NOTES TO FUND'S INVESTMENTS19

Emerging Markets Fund

	Shares	Value
India (continued)
Jindal Saw, Ltd.	63,098	$50,999
Jindal Steel & Power, Ltd. (I)	100,979	103,463
JITF Infralogistics, Ltd. (I)	10,930	6,553
JK Cement, Ltd.	11,763	126,527
JK Lakshmi Cement, Ltd.	21,111	125,999
JK Tyre & Industries, Ltd.	53,800	95,608
JM Financial, Ltd.	174,611	177,487
JSW Energy, Ltd.	333,651	290,279
JSW Holdings, Ltd. (I)	692	13,118
JSW Steel, Ltd.	51,311	1,285,443
Jubilant Foodworks, Ltd.	16,188	218,140
Jubilant Life Sciences, Ltd.	48,461	499,672
Just Dial, Ltd.	11,378	63,115
Jyothy Laboratories, Ltd.	11,913	61,016
Kajaria Ceramics, Ltd.	43,421	338,988
Kalpataru Power Transmission, Ltd.	29,811	105,409
Kansai Nerolac Paints, Ltd.	32,688	164,794
Kaveri Seed Company, Ltd.	10,404	63,239
KEC International, Ltd.	48,191	102,037
Kesoram Industries, Ltd. (I)	4,378	9,165
Kirloskar Brothers, Ltd.	4,757	12,004
Kitex Garments, Ltd.	3,854	22,968
Kolte-patil Developers, Ltd.	12,539	18,084
Kotak Mahindra Bank, Ltd.	34,223	376,664
KPIT Technologies, Ltd.	99,824	192,105
KRBL, Ltd.	34,245	135,362
KSB Pumps, Ltd.	6,460	56,756
KSK Energy Ventures, Ltd. (I)	7,103	2,208
L&T Finance Holdings, Ltd.	143,917	187,545
LA Opala RG, Ltd	1,408	10,757
Lakshmi Machine Works, Ltd.	1,193	67,903
Lakshmi Vilas Bank, Ltd.	50,365	109,392
Larsen & Toubro, Ltd.	37,729	760,000
Larsen & Toubro, Ltd., GDR	1,286	25,613
LIC Housing Finance, Ltd.	159,176	1,317,286
Lupin, Ltd.	68,310	1,493,115
Maharashtra Seamless, Ltd.	13,173	43,220
Mahindra & Mahindra Financial Services, Ltd.	59,887	259,156
Mahindra & Mahindra, Ltd.	73,382	1,269,105
Mahindra & Mahindra, Ltd., GDR	5,933	101,263
Mahindra Cie Automotive, Ltd. (I)	16,834	48,604
Mahindra Holidays & Resorts India, Ltd.	12,942	75,209
Mahindra Lifespace Developers, Ltd.	9,212	50,712
Manappuram Finance, Ltd.	97,675	109,787
Mangalore Refinery and Petrochemicals, Ltd. (I)	99,201	142,805
Marico, Ltd.	227,374	835,373
Maruti Suzuki India, Ltd.	26,032	1,999,062
Max Financial Services, Ltd.	18,956	148,563
Max India, Ltd. (I)	78,567	165,223
Max Ventures & Industries, Ltd. (I)	15,713	12,279
Mayur Uniquoters, Ltd.	6,681	35,608
McLeod Russel India, Ltd.	19,042	41,872
Merck, Ltd.	3,111	45,385

20SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Mindtree, Ltd.	123,042	$858,554
Monsanto India, Ltd.	1,981	65,601
Motherson Sumi Systems, Ltd.	173,372	782,928
Motilal Oswal Financial Services, Ltd.	12,172	96,741
Mphasis, Ltd.	30,231	231,635
MPS, Ltd.	4,484	42,935
MRF, Ltd.	917	666,426
Muthoot Finance, Ltd.	6,635	29,256
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	36,091
Natco Pharma, Ltd.	18,157	159,785
National Aluminium Company, Ltd.	307,197	255,729
Nava Bharat Ventures, Ltd.	49,149	89,880
Navneet Education, Ltd.	63,663	103,164
NCC, Ltd.	112,607	131,428
NESCO, Ltd.	3,551	102,615
Nestle India, Ltd.	6,214	571,446
NHPC, Ltd.	254,943	104,394
NIIT Technologies, Ltd.	20,425	127,061
NIIT, Ltd. (I)	32,167	35,688
Nilkamal, Ltd.	2,084	42,449
Nitin Fire Protection Industries, Ltd.	12,739	5,253
NTPC, Ltd.	147,265	350,335
Oberoi Realty, Ltd.	40,277	171,033
OCL India, Ltd.	3,751	44,233
Oil & Natural Gas Corp., Ltd.	124,021	522,215
Oil India, Ltd.	27,994	170,956
Omaxe, Ltd.	8,831	20,620
Oracle Financial Services Software, Ltd.	4,445	199,384
Orient Cement, Ltd.	32,619	64,639
Orissa Minerals Development Company, Ltd.	400	12,489
Page Industries, Ltd.	3,073	595,838
Parsvnath Developers, Ltd. (I)	128,618	23,347
PC Jeweller, Ltd.	21,386	114,862
Persistent Systems, Ltd.	19,542	173,444
Petronet LNG, Ltd.	86,972	492,575
Pfizer, Ltd.	2,121	56,928
PI Industries, Ltd.	35,155	445,033
Pidilite Industries, Ltd.	52,516	490,296
Piramal Enterprises, Ltd.	37,429	923,737
Polaris Consulting & Services, Ltd.	3,540	8,059
Power Finance Corp., Ltd.	386,538	755,776
Power Grid Corp. of India, Ltd.	386,863	1,078,994
Praj Industries, Ltd.	18,806	21,085
Prestige Estates Projects, Ltd.	39,931	89,093
Prism Cement, Ltd. (I)	40,769	55,121
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	301,745
PTC India Financial Services, Ltd.	111,884	63,878
PTC India, Ltd.	98,016	102,217
Punjab National Bank	25,000	50,295
Puravankara Projects, Ltd.	5,372	3,198
PVR, Ltd.	13,606	227,558
Radico Khaitan, Ltd.	24,671	42,887
Rain Industries, Ltd.	114,375	84,164

SEE NOTES TO FUND'S INVESTMENTS21

Emerging Markets Fund

	Shares	Value
India (continued)
Rajesh Exports, Ltd.	38,372	$260,900
Rallis India, Ltd.	31,971	95,107
Ramco Systems, Ltd. (I)	1,024	4,634
Ratnamani Metals & Tubes, Ltd.	6,611	53,735
Rattanindia Power, Ltd. (I)	88,088	9,964
Raymond, Ltd.	13,345	99,081
Redington India, Ltd.	128,695	183,877
REI Agro, Ltd. (I)	164,589	1,330
Relaxo Footwears, Ltd.	11,994	75,942
Reliance Capital, Ltd.	15,055	96,384
Reliance Communications, Ltd. (I)	286,998	157,271
Reliance Defence and Engineering, Ltd. (I)	37,992	29,902
Reliance Industries, Ltd.	91,568	1,320,267
Reliance Infrastructure, Ltd.	29,369	205,166
Reliance Power, Ltd.	249,766	151,693
Repco Home Finance, Ltd.	13,380	118,099
Ruchi Soya Industries, Ltd. (I)	81,454	24,364
Rural Electrification Corp., Ltd.	533,312	1,066,863
Sadbhav Engineering, Ltd.	12,270	49,496
Sanofi India, Ltd.	3,537	228,007
Shipping Corp. of India, Ltd. (I)	56,578	48,440
Shoppers Stop, Ltd.	14,926	64,131
Shree Cement, Ltd.	1,348	304,644
Shriram Transport Finance Company, Ltd.	52,185	687,703
Siemens, Ltd.	5,913	93,757
Simplex Infrastructures, Ltd.	4,288	18,903
Sintex Industries, Ltd.	175,870	199,258
SITI Cable Network, Ltd. (I)	54,239	28,765
SJVN, Ltd.	152,366	70,408
SKF India, Ltd.	5,831	103,851
SML Isuzu, Ltd.	1,824	30,304
Sobha, Ltd.	31,836	117,624
Solar Industries India, Ltd.	6,620	63,814
Sona Koyo Steering Systems, Ltd.	29,557	26,351
Sonata Software, Ltd.	34,467	78,530
SREI Infrastructure Finance, Ltd.	44,382	52,205
SRF, Ltd.	10,565	242,203
State Bank of Bikaner & Jaipur	7,502	77,787
State Bank of India	114,027	428,431
State Bank of Travancore	4,261	34,865
Sterlite Technologies, Ltd.	110,539	154,328
Strides Shasun, Ltd.	10,052	159,800
Sun Pharmaceutical Industries, Ltd.	111,454	1,152,533
Sun TV Network, Ltd.	69,402	477,447
Sundaram Finance, Ltd.	11,298	212,040
Sundram Fasteners, Ltd.	48,221	210,354
Suprajit Engineering, Ltd.	12,926	35,492
Supreme Industries, Ltd.	25,228	330,099
Suzlon Energy, Ltd. (I)	464,402	99,772
Swaraj Engines, Ltd.	3,065	59,679
Symphony, Ltd.	650	11,493
Syndicate Bank	95,805	94,093
TAKE Solutions, Ltd.	23,694	43,085

22SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Tamil Nadu Newsprint & Papers, Ltd.	19,374	$99,695
Tata Chemicals, Ltd.	47,987	336,156
Tata Communications, Ltd.	38,540	370,916
Tata Consultancy Services, Ltd.	123,780	4,109,967
Tata Elxsi, Ltd.	6,610	122,627
Tata Global Beverages, Ltd.	123,905	223,382
Tata Motors, Ltd.	321,962	2,150,548
Tata Motors, Ltd., ADR	20,508	678,200
Tata Power Company, Ltd.	573,499	619,982
Tata Steel, Ltd.	98,308	593,921
Tata Teleservices Maharashtra, Ltd. (I)	81,950	7,536
TCI Express, Ltd. (I)	9,685	40,467
Tech Mahindra, Ltd.	117,939	838,454
Techno Electric & Engineering Company, Ltd.	8,934	39,795
Texmaco Rail & Engineering, Ltd.	22,370	35,057
The Great Eastern Shipping Company, Ltd.	49,187	262,778
The India Cements, Ltd.	104,852	182,752
The Karnataka Bank, Ltd.	54,628	86,499
The Karur Vysya Bank, Ltd.	193,050	236,709
The Phoenix Mills, Ltd.	19,688	112,853
The Ramco Cements, Ltd.	56,372	501,161
The South Indian Bank, Ltd.	318,299	100,944
Thermax, Ltd.	6,419	81,627
Tide Water Oil Company India, Ltd.	484	40,838
Time Technoplast, Ltd.	65,830	88,579
Timken India, Ltd.	9,180	74,967
Titagarh Wagons, Ltd.	16,437	27,309
Titan Company, Ltd.	52,958	250,244
Torrent Pharmaceuticals, Ltd.	15,452	310,427
Torrent Power, Ltd.	54,577	142,373
Transport Corp. of India, Ltd.	19,370	49,283
Trent, Ltd.	8,710	22,897
Triveni Turbine, Ltd.	44,803	75,690
TTK Prestige, Ltd.	946	72,108
Tube Investments of India, Ltd.	44,073	372,335
TV18 Broadcast, Ltd. (I)	142,677	79,617
TVS Motor Company, Ltd.	65,036	358,654
UCO Bank	120,323	59,413
Uflex, Ltd.	20,595	84,003
Ultratech Cement, Ltd.	4,855	256,471
Unichem Laboratories, Ltd.	17,854	69,664
Union Bank of India, Ltd.	44,936	99,639
Unitech, Ltd. (I)	604,404	43,560
United Breweries, Ltd.	21,367	273,149
United Spirits, Ltd. (I)	13,708	385,894
UPL, Ltd.	272,603	2,518,819
V-Guard Industries, Ltd.	69,580	174,240
VA Tech Wabag, Ltd.	12,753	92,287
Vaibhav Global, Ltd. (I)	1,546	6,337
Vakrangee, Ltd.	64,237	258,766
Vardhman Textiles, Ltd.	9,854	159,666
Vedanta, Ltd., ADR	106,802	1,431,147
Videocon Industries, Ltd.	43,690	66,330

SEE NOTES TO FUND'S INVESTMENTS23

Emerging Markets Fund

	Shares	Value
India (continued)
Vijaya Bank	80,560	$52,063
Vinati Organics, Ltd.	1,762	15,315
VIP Industries, Ltd.	33,137	58,926
Voltas, Ltd.	13,356	61,437
VST Industries, Ltd.	2,691	87,592
WABCO India, Ltd.	2,341	174,316
Welspun Corp, Ltd.	24,625	28,686
Welspun India, Ltd.	196,410	201,149
Whirlpool of India, Ltd. (I)	7,671	112,146
Wipro, Ltd.	136,060	923,843
Wockhardt, Ltd.	6,435	65,781
Yes Bank, Ltd.	59,199	1,015,501
Zee Entertainment Enterprises, Ltd.	68,891	455,283
Zensar Technologies, Ltd.	9,556	139,213
Zuari Agro Chemicals, Ltd. (I)	5,446	17,046
Zydus Wellness, Ltd.	3,000	37,985
Indonesia 3.4%		36,131,434
Ace Hardware Indonesia Tbk PT	5,229,900	333,925
Adaro Energy Tbk PT	5,879,100	660,929
Adhi Karya Persero Tbk PT	502,638	70,747
Agung Podomoro Land Tbk PT (I)	3,869,400	67,334
AKR Corporindo Tbk PT	373,700	184,186
Alam Sutera Realty Tbk PT	4,179,500	117,033
Aneka Tambang Persero Tbk PT (I)	2,985,654	213,258
Arwana Citramulia Tbk PT	2,562,200	108,542
Asahimas Flat Glass Tbk PT	113,500	54,923
Astra Agro Lestari Tbk PT	153,833	187,576
Astra Graphia Tbk PT	606,500	80,096
Astra International Tbk PT	5,207,800	2,896,656
Bakrie & Brothers Tbk PT (I)	123,895,361	457,094
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	66,087
Bakrie Telecom Tbk PT (I)	34,369,000	126,799
Bakrieland Development Tbk PT (I)	25,925,300	95,648
Bank Bukopin Tbk PT	2,128,066	100,508
Bank Central Asia Tbk PT	2,658,600	2,801,869
Bank CIMB Niaga Tbk PT (I)	50,517	3,001
Bank Danamon Indonesia Tbk PT	1,047,271	251,079
Bank Mandiri Persero Tbk PT	955,446	740,817
Bank Negara Indonesia Persero Tbk PT	912,603	347,802
Bank Pan Indonesia Tbk PT (I)	2,759,600	149,468
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,316,300	150,367
Bank Pembangunan Daerah Jawa Timur Tbk PT	309,800	11,526
Bank Permata Tbk PT	47,936	1,963
Bank Rakyat Indonesia Persero Tbk PT	2,718,500	2,183,882
Bank Tabungan Negara Persero Tbk PT	1,833,098	222,908
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	45,976
Barito Pacific Tbk PT (I)	1,675,500	194,080
Bayan Resources Tbk PT (I)	98,000	43,437
Bekasi Fajar Industrial Estate Tbk PT	2,493,600	48,871
Benakat Integra Tbk PT	3,785,000	23,173
Berau Coal Energy Tbk PT (I)	2,539,400	15,365
Berlian Laju Tanker Tbk PT (I)	11,916,666	0

24SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
BISI International Tbk PT	772,100	$104,195
Bumi Resources Tbk PT (I)	26,504,830	566,785
Bumi Serpong Damai Tbk PT	1,839,100	230,208
Bumi Teknokultura Unggul Tbk PT (I)	252,400	16,597
Charoen Pokphand Indonesia Tbk PT	1,584,320	365,670
Ciputra Development Tbk PT	11,008,298	1,095,514
Ciputra Property Tbk PT	1,212,760	63,924
Ciputra Surya Tbk PT	450,068	91,319
Citra Marga Nusaphala Persada Tbk PT (I)	1,848,260	222,255
Darma Henwa Tbk PT (I)	20,860,500	76,962
Delta Dunia Makmur Tbk PT (I)	1,554,100	58,328
Dharma Satya Nusantara Tbk PT	603,500	20,468
Eagle High Plantations Tbk PT (I)	4,006,000	61,093
Elnusa Tbk PT	2,550,700	80,466
Energi Mega Persada Tbk PT (I)	40,739,638	150,303
Erajaya Swasembada Tbk PT	698,900	31,426
Eureka Prima Jakarta Tbk PT (I)	402,200	3,559
Fajar Surya Wisesa Tbk PT	146,500	39,351
Gajah Tunggal Tbk PT	828,200	61,369
Garuda Indonesia Persero Tbk PT (I)	1,746,000	49,201
Global Mediacom Tbk PT	4,963,000	215,640
Gudang Garam Tbk PT	84,243	403,709
Hanson International Tbk PT (I)	24,973,500	309,805
Harum Energy Tbk PT (I)	482,200	76,793
Holcim Indonesia Tbk PT	1,126,300	76,831
Indah Kiat Pulp & Paper Corp. Tbk PT	1,740,100	125,185
Indo Tambangraya Megah Tbk PT	210,900	248,546
Indocement Tunggal Prakarsa Tbk PT	297,300	349,749
Indofood CBP Sukses Makmur Tbk PT	293,800	187,603
Indofood Sukses Makmur Tbk PT	1,467,400	822,538
Indosat Tbk PT (I)	784,500	370,256
Inovisi Infracom Tbk PT (I)	671,012	5,793
Intiland Development Tbk PT	2,618,400	96,589
Japfa Comfeed Indonesia Tbk PT	4,330,100	534,300
Jasa Marga Tbk PT	568,100	173,752
Kalbe Farma Tbk PT	2,597,200	287,261
Kawasan Industri Jababeka Tbk PT	8,963,413	190,314
Krakatau Steel Persero Tbk PT (I)	1,596,890	99,437
Link Net Tbk PT	80,900	29,536
Lippo Cikarang Tbk PT (I)	248,600	100,374
Lippo Karawaci Tbk PT	6,988,025	394,075
Malindo Feedmill Tbk PT (I)	527,600	51,033
Matahari Department Store Tbk PT	896,300	952,367
Matahari Putra Prima Tbk PT	185,400	23,233
Mayora Indah Tbk PT	6,364,800	737,012
Medco Energi Internasional Tbk PT	1,234,500	114,740
Media Nusantara Citra Tbk PT	1,776,800	227,129
Metrodata Electronics Tbk PT	261,103	12,827
Mitra Adiperkasa Tbk PT (I)	434,000	168,930
MNC Investama Tbk PT	14,695,100	153,818
MNC Sky Vision Tbk PT (I)	451,800	34,327
Modernland Realty Tbk PT	3,940,300	101,729
Multipolar Corp. Tbk PT	2,705,400	66,223

SEE NOTES TO FUND'S INVESTMENTS25

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Nippon Indosari Corpindo Tbk PT	1,175,800	$127,403
Nirvana Development Tbk PT (I)	5,351,300	37,493
Nusantara Infrastructure Tbk PT (I)	7,401,600	71,543
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	35,745
Pakuwon Jati Tbk PT	7,608,800	383,882
Pan Brothers Tbk PT	1,561,800	51,391
Panin Financial Tbk PT (I)	5,226,000	70,503
Panin Sekuritas Tbk PT	22,500	6,115
Paninvest Tbk PT (I)	1,443,000	65,952
Pembangunan Perumahan Persero Tbk PT	524,700	164,566
Perusahaan Gas Negara Persero Tbk PT	2,444,100	477,158
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,250,500	167,424
Ramayana Lestari Sentosa Tbk PT	1,201,800	105,468
Resource Alam Indonesia Tbk PT	193,800	21,215
Salim Ivomas Pratama Tbk PT	905,800	34,597
Samindo Resources Tbk PT	31,500	1,452
Sampoerna Agro Tbk PT	618,600	87,129
Sawit Sumbermas Sarana Tbk PT	357,900	36,179
Selamat Sempurna Tbk PT	4,282,000	317,396
Semen Baturaja Persero Tbk PT	684,200	130,674
Semen Indonesia Persero Tbk PT	1,074,300	702,504
Sentul City Tbk PT	10,067,900	70,521
Sigmagold Inti Perkasa Tbk PT (I)	375,500	1,388
Siloam International Hospitals Tbk PT	70,200	54,367
Sinar Mas Multiartha Tbk PT	37,000	22,657
Sri Rejeki Isman Tbk PT	6,259,900	110,771
Sugih Energy Tbk PT (I)	12,804,400	107,707
Summarecon Agung Tbk PT	2,709,100	282,131
Surya Citra Media Tbk PT	2,200,500	406,917
Surya Semesta Internusa Tbk PT	1,764,600	67,016
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	434,900	377,676
Telekomunikasi Indonesia Persero Tbk PT	3,679,100	1,033,026
Telekomunikasi Indonesia Persero Tbk PT, ADR	47,270	1,328,287
Tempo Scan Pacific Tbk PT	242,800	36,801
Tiga Pilar Sejahtera Food Tbk PT (I)	1,129,800	156,017
Timah Persero Tbk PT	1,505,980	133,682
Tiphone Mobile Indonesia Tbk PT	798,500	42,395
Tower Bersama Infrastructure Tbk PT	947,400	387,643
Trias Sentosa Tbk PT	1,000,000	22,529
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	50,194
Tunas Baru Lampung Tbk PT	1,768,600	122,707
Tunas Ridean Tbk PT	667,900	63,555
Unilever Indonesia Tbk PT	282,000	843,890
United Tractors Tbk PT	1,350,800	2,088,081
Vale Indonesia Tbk PT (I)	998,900	247,924
Visi Media Asia Tbk PT (I)	5,492,300	107,707
Waskita Karya Persero Tbk PT	580,102	109,013
Wijaya Karya Persero Tbk PT	968,876	173,511
XL Axiata Tbk PT (I)	2,358,000	400,160
Malaysia 3.8%		41,244,168
7-Eleven Malaysia Holdings BHD	44,900	16,762

26SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Adventa BHD (I)	25,200	$4,008
Aeon Company BHD	399,800	241,916
AEON Credit Service M BHD	10,360	30,842
Affin Holdings BHD	358,290	180,701
AirAsia BHD	726,000	448,407
AirAsia X BHD (I)	924,550	76,452
Alam Maritim Resources BHD (I)	374,200	16,026
Alliance Financial Group BHD	555,800	478,988
AMMB Holdings BHD	777,750	727,383
Amway Malaysia Holdings BHD	400	666
Ann Joo Resources BHD	73,400	32,990
APM Automotive Holdings BHD	102,500	77,833
Astro Malaysia Holdings BHD	530,100	309,881
Axiata Group BHD	871,096	816,189
Barakah Offshore Petroleum BHD	227,500	33,146
Batu Kawan BHD	33,400	136,637
Benalec Holdings BHD	217,600	18,274
Berjaya Assets BHD	372,900	77,169
Berjaya Auto BHD	413,800	199,246
Berjaya Corp. BHD	1,347,800	99,479
Berjaya Land BHD (I)	846,900	119,505
Berjaya Sports Toto BHD	388,678	272,366
BIMB Holdings BHD	497,700	459,821
Bintulu Port Holdings BHD	300	423
Bonia Corp. BHD	256,400	32,207
Boustead Holdings BHD	710,607	348,281
Boustead Plantations BHD	84,200	29,757
British American Tobacco Malaysia BHD	52,000	514,595
Bumi Armada BHD	812,100	92,881
Bursa Malaysia BHD	308,300	584,341
Cahya Mata Sarawak BHD	344,600	275,226
Can-One BHD	19,500	14,802
Carlsberg Brewery Malaysia BHD	121,900	378,885
CB Industrial Product Holding BHD	227,940	100,011
CIMB Group Holdings BHD	236,587	241,596
Coastal Contracts BHD	187,666	54,103
Cypark Resources BHD	104,200	50,432
Daibochi Plastic & Packaging Industry BHD	21,840	11,245
Datasonic Group BHD	158,100	43,492
Daya Materials BHD (I)	1,450,200	17,710
Dayang Enterprise Holdings BHD	203,600	35,215
Dialog Group BHD	453,560	162,688
DiGi.Com BHD	695,080	758,519
DRB-Hicom BHD	257,500	55,527
Dutch Lady Milk Industries BHD	9,900	123,361
Eastern & Oriental BHD	405,467	136,062
Eco World Development Group BHD (I)	339,000	104,725
Evergreen Fibreboard BHD	202,650	43,943
Felda Global Ventures Holdings BHD	552,800	190,888
Gadang Holdings BHD	110,000	23,162
Gamuda BHD	231,500	248,403
Gas Malaysia BHD	132,500	76,705
Genting BHD	755,300	1,344,981

SEE NOTES TO FUND'S INVESTMENTS27

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Genting Malaysia BHD	465,100	$485,932
Genting Plantations BHD	21,400	51,284
Globetronics Technology BHD	110,080	85,909
GuocoLand Malaysia BHD	183,100	47,977
Hai-O Enterprise BHD	58,500	47,880
Hap Seng Consolidated BHD	488,439	866,558
Hartalega Holdings BHD	246,400	269,804
Heineken Malaysia BHD	130,300	459,474
Hock Seng LEE BHD	142,592	54,574
Hong Leong Bank BHD	65,734	195,369
Hong Leong Financial Group BHD	78,261	262,694
Hong Leong Industries BHD	76,300	169,648
Hovid BHD	328,500	25,790
Hua Yang BHD	156,021	37,701
Hume Industries BHD	67,932	45,273
I-BHD	244,700	30,898
IHH Healthcare BHD	146,000	215,882
IJM Corp. BHD	1,459,560	1,054,337
IJM Plantations BHD	126,600	93,629
Inari Amertron BHD	401,062	306,161
Insas BHD	265,074	41,162
IOI Corp. BHD	605,700	587,232
IOI Properties Group BHD	293,357	137,169
Iris Corp. BHD (I)	1,201,900	34,968
Iskandar Waterfront City BHD (I)	220,700	39,560
JAKS Resources BHD (I)	240,400	54,254
Jaya Tiasa Holdings BHD	219,005	65,099
JCY International BHD	316,000	37,124
Karex BHD	75,000	40,483
Keck Seng Malaysia BHD	224,850	239,080
Kenanga Investment Bank BHD	312,317	31,120
Kian JOO CAN Factory BHD	306,700	194,983
Kim Loong Resources BHD	37,800	28,575
Kimlun Corp. BHD	97,161	45,012
KNM Group BHD (I)	816,270	56,567
Kossan Rubber Industries BHD	175,000	261,174
KPJ Healthcare BHD	263,500	247,682
Kretam Holdings BHD (I)	140,100	16,968
KSL Holdings BHD	478,410	114,556
Kuala Lumpur Kepong BHD	62,658	333,810
Kumpulan Europlus BHD (I)	192,200	39,183
Kumpulan Fima BHD	93,300	36,529
Kumpulan Perangsang Selangor BHD	104,600	25,585
Lafarge Malaysia BHD	147,900	238,642
Land & General BHD	586,900	38,085
Landmarks BHD (I)	232,900	37,998
LBS Bina Group BHD	130,500	48,194
Lingkaran Trans Kota Holdings BHD	80,200	102,338
LPI Capital BHD	31,500	115,035
Magnum BHD	446,500	222,813
Mah Sing Group BHD	543,312	162,954
Malayan Banking BHD	607,732	1,056,101
Malayan Flour Mills BHD	185,100	55,719

28SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Malaysia Airports Holdings BHD	229,588	$326,270
Malaysia Building Society BHD	429,174	86,417
Malaysia Marine and Heavy Engineering Holdings BHD (I)	213,800	41,645
Malaysian Bulk Carriers BHD	187,000	29,873
Malaysian Pacific Industries BHD	73,438	119,722
Malaysian Resources Corp. BHD	424,300	124,015
Malton BHD	140,400	21,364
Matrix Concepts Holdings BHD	300,683	165,497
Maxis BHD	361,685	482,165
MBM Resources BHD	151,150	77,480
Media Chinese International, Ltd.	286,200	40,962
Media Prima BHD	692,480	168,737
Mega First Corp. BHD	45,200	23,203
MISC BHD	260,050	427,279
Mitrajaya Holdings BHD	142,500	38,594
MK Land Holdings BHD	446,700	27,952
MKH BHD	159,333	101,954
MMC Corp. BHD	816,200	438,234
MNRB Holdings BHD (I)	82,650	36,034
MPHB Capital BHD (I)	145,400	39,054
Mudajaya Group BHD (I)	232,800	37,760
Muhibbah Engineering Malaysia BHD	222,100	109,651
Mulpha International BHD (I)	740,700	34,075
My EG Services BHD	724,300	365,137
Naim Holdings BHD	109,800	33,626
NTPM Holdings BHD	145,500	26,629
OCK Group BHD	98,000	17,323
Oldtown BHD	159,600	67,023
Oriental Holdings BHD	302,520	463,012
OSK Holdings BHD	666,545	228,367
Padini Holdings BHD	244,000	144,144
Panasonic Manufacturing Malaysia BHD	10,900	80,008
Pantech Group Holdings BHD	150,994	17,726
Paramount Corp. BHD	163,400	50,425
Parkson Holdings BHD (I)	305,045	44,742
Perisai Petroleum Teknologi BHD (I)	815,800	8,181
PESTECH International BHD	92,800	34,235
Petronas Chemicals Group BHD	492,000	752,988
Petronas Dagangan BHD	41,800	214,457
Petronas Gas BHD	110,800	520,147
Pharmaniaga BHD	12,000	14,446
POS Malaysia BHD	239,200	203,245
Power Root BHD	71,000	33,016
PPB Group BHD	50,300	175,965
Press Metal BHD	1,319,100	492,804
Protasco BHD	285,875	76,728
Public Bank BHD	538,160	2,358,850
QL Resources BHD	370,100	368,470
RHB Capital BHD	231,862	254,120
Rimbunan Sawit BHD (I)	338,000	37,873
Salcon BHD	341,100	43,106
SapuraKencana Petroleum BHD	2,353,857	764,154
Sarawak Cable BHD	47,900	12,547

SEE NOTES TO FUND'S INVESTMENTS29

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Sarawak Oil Palms BHD	117,242	$97,669
Scientex BHD	144,300	217,327
Scomi Energy Services BHD (I)	699,300	21,121
Scomi Group BHD (I)	1,322,200	28,396
SEG International BHD	19,800	4,870
Selangor Dredging BHD	226,100	41,996
Selangor Properties BHD	18,300	18,430
Shangri-La Hotels Malaysia BHD	36,700	42,518
Shell Refining Company Federation of Malaya BHD (I)	67,000	42,135
SHL Consolidated BHD	113,500	73,686
Sime Darby BHD	356,902	637,009
SP Setia BHD	218,630	161,368
Star Media Group BHD	306,500	161,113
Sumatec Resources BHD (I)	422,000	5,339
Sunway BHD	246,228	162,517
Sunway Construction Group BHD	92,562	33,705
Supermax Corp. BHD	265,300	129,617
Suria Capital Holdings BHD	196,400	86,239
Syarikat Takaful Malaysia BHD	247,800	231,365
TA Ann Holdings BHD	153,508	129,444
TA Enterprise BHD	935,400	90,971
TA Global BHD	1,782,340	89,960
Talam Transform BHD (I)	2,215,600	19,812
Taliworks Corp. BHD	131,600	43,148
Tambun Indah Land BHD	159,800	50,406
Tan Chong Motor Holdings BHD	191,600	78,525
Tanjung Offshore BHD (I)	192,400	13,329
Tasek Corp. BHD	5,400	15,983
TDM BHD	212,595	31,847
Telekom Malaysia BHD	233,556	322,665
Tenaga Nasional BHD	549,100	1,724,814
TH Plantations BHD	185,160	47,256
Time dotCom BHD	323,140	574,052
Tiong NAM Logistics Holdings	105,500	37,514
Top Glove Corp. BHD	410,600	485,047
Tropicana Corp. BHD	348,991	77,734
TSH Resources BHD	395,200	169,760
Tune Protect Group BHD	309,300	101,644
Uchi Technologies BHD	147,730	59,826
UEM Edgenta BHD	230,400	168,240
UEM Sunrise BHD	445,166	103,491
UMW Holdings BHD	187,500	215,477
UMW Oil and Gas Corp. BHD (I)	490,100	79,953
Unisem M BHD	359,020	192,972
United Malacca BHD	112,550	142,516
United Plantations BHD	24,700	150,156
United U-Li Corp. BHD	54,400	42,646
UOA Development BHD	327,600	173,885
Uzma BHD (I)	121,700	36,989
VS Industry BHD	487,785	153,824
Wah Seong Corp. BHD	142,490	24,183
WCT Holdings BHD	227,729	90,183
Wellcall Holdings BHD	223,400	92,501

30SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Westports Holdings Bhd	404,900	$395,604
Wing Tai Malaysia BHD	379,950	91,041
WTK Holdings BHD	97,600	22,039
Yinson Holdings BHD	163,100	107,074
YNH Property BHD (I)	186,890	62,359
YTL Corp. BHD	2,794,891	899,956
YTL Power International BHD	492,075	155,251
Zhulian Corp. BHD	71,300	20,859
Malta 0.1%		1,389,694
Brait SE (I)	230,149	1,389,694
Mexico 4.4%		47,415,835
Alfa SAB de CV, Class A	1,944,765	2,573,676
Alpek SAB de CV	282,540	389,564
Alsea SAB de CV	312,622	917,689
America Movil SAB de CV, Series L	6,641,335	4,021,726
Arca Continental SAB de CV	93,192	493,090
Axtel SAB de CV (I)	351,022	69,945
Banregio Grupo Financiero SAB de CV	153,899	823,871
Bio Pappel SAB de CV (I)	18,527	22,024
Bolsa Mexicana de Valores SAB de CV	133,016	176,484
Cemex SAB de CV (I)	776,842	604,076
Cemex SAB de CV, ADR (I)	122,222	954,554
Coca-Cola Femsa SAB de CV, ADR	6,603	415,329
Consorcio ARA SAB de CV	441,610	149,164
Controladora Vuela Cia de Aviacion SAB de CV (I)	93,501	137,552
Controladora Vuela Cia de Aviacion SAB de CV, ADR (I)	6,795	99,547
Corporacion Inmobiliaria Vesta SAB de CV	182,022	217,354
Credito Real SAB de CV	64,680	92,387
Dine SAB de CV (I)	103,700	48,635
El Puerto de Liverpool SAB de CV	20,777	165,037
Fomento Economico Mexicano SAB de CV	85,789	671,394
Fomento Economico Mexicano SAB de CV, ADR	21,664	1,690,875
Genomma Lab Internacional SAB de CV, Class B (I)	496,751	531,130
Gentera SAB de CV	716,262	1,133,432
Gruma SAB de CV, Class B	89,637	1,072,019
Grupo Aeromexico SAB de CV (I)(L)	200,247	354,150
Grupo Aeroportuario del Centro Norte SAB de CV	133,081	627,310
Grupo Aeroportuario del Pacifico SAB de CV, ADR	29,165	2,482,816
Grupo Aeroportuario del Sureste SAB de CV, ADR	9,180	1,325,317
Grupo Bimbo SAB de CV, Series A	285,670	659,751
Grupo Carso SAB de CV, Series A1	279,172	1,041,197
Grupo Cementos de Chihuahua SAB de CV	57,000	174,524
Grupo Comercial Chedraui SA de CV	133,875	243,794
Grupo Elektra SAB de CV	14,344	178,617
Grupo Famsa SAB de CV, Class A (I)	113,927	38,980
Grupo Financiero Banorte SAB de CV, Series O	248,365	1,191,008
Grupo Financiero Inbursa SAB de CV, Series O	288,547	389,572
Grupo Financiero Interacciones SA de CV	49,522	182,867
Grupo Financiero Santander Mexico SAB de CV, Class B	253,472	355,767
Grupo Gigante SAB de CV (I)	168,900	284,838
Grupo Herdez SAB de CV	173,083	349,935
Grupo Industrial Maseca SAB de CV, Series B	2,600	2,756

SEE NOTES TO FUND'S INVESTMENTS31

Emerging Markets Fund

	Shares	Value
Mexico (continued)
Grupo Industrial Saltillo SAB de CV	100,600	$173,566
Grupo KUO SAB de CV, Series B	206,101	350,580
Grupo Lala SAB de CV	107,341	161,721
Grupo Mexico SAB de CV, Series B	1,291,884	3,538,617
Grupo Pochteca SAB de CV (I)	20,836	8,800
Grupo Sanborns SAB de CV	261,534	296,158
Grupo Simec SAB de CV, Series B (I)	71,532	267,689
Grupo Sports World SAB de CV (I)	27,369	20,950
Grupo Televisa SAB	752,474	3,123,118
Grupo Televisa SAB, ADR	4,859	100,921
Hoteles City Express SAB de CV (I)	118,680	93,151
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	115,901	142,510
Industrias Bachoco SAB de CV, Series B	114,302	448,298
Industrias CH SAB de CV, Series B (I)	127,038	712,057
Industrias Penoles SAB de CV	55,850	1,199,706
Infraestructura Energetica Nova SAB de CV	45,407	197,685
Kimberly-Clark de Mexico SAB de CV, Class A	638,031	1,116,306
La Comer SAB de CV (I)	597,677	460,400
Maxcom Telecomunicaciones SAB de CV (I)(L)	6,185	2,555
Megacable Holdings SAB de CV	211,145	653,466
Mexichem SAB de CV	422,151	1,003,060
Minera Frisco SAB de CV, Series A1 (I)	421,408	322,364
OHL Mexico SAB de CV (I)	331,024	282,020
Organizacion Cultiba SAB de CV	44,034	41,303
Organizacion Soriana SAB de CV, Series B (I)	1,323,400	2,914,233
Promotora y Operadora de Infraestructura SAB de CV	28,805	252,464
Qualitas Controladora SAB de CV	143,008	216,847
Rassini SAB de CV	5,950	22,336
Telesites SAB de CV (I)	157,651	92,173
TV Azteca SAB de CV	728,973	110,182
Vitro SAB de CV, Series A	49,650	132,715
Wal-Mart de Mexico SAB de CV	872,498	1,604,131
Netherlands 0.2%		2,233,949
Steinhoff International Holdings NV	484,320	2,233,949
Peru 0.3%		2,894,710
Cementos Pacasmayo SAA (L)	8,379	76,165
Cia de Minas Buenaventura SAA	21,714	242,545
Credicorp, Ltd.	15,987	2,505,206
Grana y Montero SAA, ADR	11,010	70,794
Philippines 1.8%		18,807,789
Aboitiz Equity Ventures, Inc.	316,090	466,928
Aboitiz Power Corp.	435,900	377,281
ACR Mining Corp. (I)	3,145	1,132
Alliance Global Group, Inc.	953,200	249,410
Alsons Consolidated Resources, Inc.	629,000	15,131
Atlas Consolidated Mining & Development Corp. (I)	664,800	70,745
Ayala Corp.	15,680	229,253
Ayala Land, Inc.	802,700	530,800
Bank of the Philippine Islands	76,495	138,520
BDO Unibank, Inc.	289,201	649,926
Belle Corp.	3,832,000	222,142

32SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Philippines (continued)
Bloomberry Resorts Corp.	852,700	$109,583
Cebu Air, Inc.	132,230	270,092
Century Pacific Food, Inc.	46,650	16,016
China Banking Corp.	327,255	248,373
COL Financial Group, Inc.	10,000	3,321
Cosco Capital, Inc.	1,923,200	328,606
D&L Industries, Inc.	1,411,400	321,227
DMCI Holdings, Inc.	2,377,800	645,948
DoubleDragon Properties Corp.	63,520	56,276
East West Banking Corp.	55,200	21,113
EEI Corp.	297,300	38,744
Emperador, Inc.	628,900	89,844
Empire East Land Holdings, Inc. (I)	2,941,000	43,234
Energy Development Corp.	7,835,600	802,725
Filinvest Land, Inc.	5,563,750	194,107
First Gen Corp.	821,400	359,384
First Philippine Holdings Corp.	262,250	350,974
Globe Telecom, Inc.	12,905	379,503
GT Capital Holdings, Inc.	18,645	435,391
International Container Terminal Services, Inc.	247,570	359,726
JG Summit Holdings, Inc.	642,850	885,373
Jollibee Foods Corp.	129,310	561,440
Leisure & Resorts World Corp.	373,000	41,455
Lepanto Consolidated Mining Company, Class B (I)	3,304,363	13,100
Lopez Holdings Corp.	2,498,100	390,902
LT Group, Inc.	562,400	148,104
Manila Electric Company	97,870	520,854
Manila Water Company, Inc.	820,500	491,643
Max's Group, Inc	121,500	62,851
Megawide Construction Corp. (I)	31,770	9,674
Megaworld Corp.	3,619,600	267,712
Melco Crown Philippines Resorts Corp. (I)	409,600	33,806
Metro Pacific Investments Corp.	3,034,200	377,467
Metropolitan Bank & Trust Company	56,174	84,640
Pepsi-Cola Products Philippines, Inc.	1,461,000	94,439
Petron Corp.	1,708,800	323,028
Philippine National Bank	368,490	409,329
Philippine Stock Exchange, Inc.	20,064	102,926
Philweb Corp.	480,740	127,791
Phinma Energy Corp.	644,000	26,854
PLDT, Inc.	31,810	809,674
Premium Leisure Corp.	1,553,000	35,973
Puregold Price Club, Inc.	293,900	230,448
RFM Corp.	101,000	8,953
Rizal Commercial Banking Corp.	294,740	210,740
Robinsons Land Corp.	857,750	444,394
Robinsons Retail Holdings, Inc.	123,510	179,621
San Miguel Corp.	405,144	682,858
Security Bank Corp.	88,197	321,262
Semirara Mining & Power Corp.	110,720	291,568
SM Investments Corp.	13,710	172,170
SM Prime Holdings, Inc.	946,604	503,821
Top Frontier Investment Holdings, Inc. (I)	25,432	123,086

SEE NOTES TO FUND'S INVESTMENTS33

Emerging Markets Fund

	Shares	Value
Philippines (continued)
Travellers International Hotel Group, Inc.	192,400	$12,022
Union Bank of the Philippines	402,671	603,809
Universal Robina Corp.	248,910	850,195
Vista Land & Lifescapes, Inc.	3,045,100	306,463
Xurpas, Inc.	112,100	21,889
Poland 1.5%		16,523,453
Agora SA	47,765	126,158
Alior Bank SA (I)	18,621	197,518
Amica SA	1,682	73,340
Apator SA	6,846	45,586
Asseco Poland SA	52,583	657,131
Bank Handlowy w Warszawie SA	4,363	69,950
Bank Millennium SA (I)	194,046	244,519
Bank Pekao SA	7,419	208,586
Bank Zachodni WBK SA	3,241	225,553
Bioton SA (I)	63,938	134,854
Boryszew SA	111,791	212,263
Budimex SA	6,796	331,721
CCC SA	8,772	414,889
CD Projekt SA (I)	49,597	561,655
Ciech SA	34,088	453,853
ComArch SA (I)	2,909	118,966
Cyfrowy Polsat SA (I)	66,757	382,955
Emperia Holding SA	7,216	113,335
Enea SA (I)	108,960	240,949
Energa SA	62,040	117,365
Eurocash SA	40,203	371,997
Fabryki Mebli Forte SA	19,973	363,672
Famur SA (I)	29,897	30,766
Firma Oponiarska Debica SA	4,011	89,755
Getin Holding SA (I)	301,321	64,548
Getin Noble Bank SA (I)(L)	260,297	72,970
Grupa Azoty SA	23,953	350,802
Grupa Kety SA	14,535	1,256,642
Grupa Lotos SA (I)	37,409	329,330
Impexmetal SA (I)	67,910	50,897
ING Bank Slaski SA	6,252	220,425
Integer.pl SA (I)	797	6,880
Inter Cars SA (L)	1,766	111,013
Jastrzebska Spolka Weglowa SA (I)	11,647	229,193
KGHM Polska Miedz SA	15,803	328,370
Kruk SA	2,406	117,299
LC Corp. SA	222,791	106,029
LPP SA	355	487,359
Lubelski Wegiel Bogdanka SA (I)	9,137	151,152
mBank SA (I)	2,819	217,770
MCI Capital SA (I)	25,380	55,680
Netia SA	376,572	420,890
Neuca SA	1,844	164,339
Orange Polska SA	219,099	280,580
Orbis SA	50,764	824,905
Pelion SA	9,437	114,468

34SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Poland (continued)
Pfleiderer Grajewo SA	6,153	$51,274
PGE Polska Grupa Energetyczna SA	206,853	455,946
PKP Cargo SA (I)	3,954	45,129
Polnord SA (I)	24,257	47,165
Polski Koncern Miesny Duda SA (I)	2,108	3,389
Polski Koncern Naftowy Orlen SA	127,726	2,323,833
Polskie Gornictwo Naftowe i Gazownictwo SA	208,712	245,657
Powszechna Kasa Oszczednosci Bank Polski SA	47,537	288,535
Powszechny Zaklad Ubezpieczen SA	84,950	597,114
Quercus TFI SA (I)	1,202	1,610
Rafako SA (I)	15,011	20,860
Synthos SA	180,854	188,872
Tauron Polska Energia SA (I)	410,434	258,839
Trakcja SA	24,368	77,677
Vistula Group SA (I)	44,632	36,055
Warsaw Stock Exchange	10,869	96,076
Wawel SA	80	20,213
Zespol Elektrowni Patnow Adamow Konin SA	5,285	16,332
Russia 1.0%		10,265,104
Gazprom PJSC, ADR	162,485	750,375
Lenta, Ltd. (I)	3,267	25,306
Lukoil PJSC, ADR	25,664	1,259,924
Magnitogorsk Iron & Steel Works OJSC, GDR	57,852	403,018
Mail.Ru Group, Ltd., GDR (I)	4,442	79,970
Mechel PJSC, ADR (I)	34,078	203,105
MegaFon PJSC, GDR	24,937	217,888
MMC Norilsk Nickel PJSC, ADR	45,848	769,957
Novatek OAO, GDR	6,412	759,315
Novolipetsk Steel OJSC, GDR	8,199	151,383
O'Key Group SA, GDR	12,712	27,628
PhosAgro PJSC, GDR	30,320	419,329
PIK Group PJSC, GDR (I)	89,043	381,232
Ros Agro PLC, GDR	3,102	39,188
Rosneft PJSC	154,663	816,037
Rostelecom OJSC, ADR	32,017	251,487
RusHydro PJSC, ADR	258,864	363,354
Sberbank of Russia PJSC, ADR	119,412	1,204,270
Severstal OAO, GDR	24,703	372,472
Tatneft PJSC, ADR	3,978	145,239
TMK PJSC, GDR	24,035	109,093
VimpelCom, Ltd., ADR	174,708	587,019
VTB Bank PJSC, GDR	247,324	517,859
X5 Retail Group NV, GDR (I)	13,692	410,656
Singapore 0.0%		34,448
Technovator International, Ltd.	84,000	34,448
South Africa 7.7%		83,149,080
Adbee Rf, Ltd. (I)	21,593	54,164
Adcock Ingram Holdings, Ltd.	122,362	403,462
Adcorp Holdings, Ltd.	67,720	66,687
Advtech, Ltd.	272,532	346,410
AECI, Ltd.	67,524	477,258

SEE NOTES TO FUND'S INVESTMENTS35

Emerging Markets Fund

	Shares	Value
South Africa (continued)
African Bank Investments, Ltd. (I)	878,658	$19,349
African Oxygen, Ltd.	26,369	37,270
African Rainbow Minerals, Ltd.	61,306	466,648
Afrimat, Ltd.	7,811	15,631
Alexander Forbes Group Holdings, Ltd.	106,479	48,486
Anglo American Platinum, Ltd. (I)	6,425	131,618
AngloGold Ashanti, Ltd. (I)	5,521	60,843
AngloGold Ashanti, Ltd., ADR (I)	224,723	2,458,470
ArcelorMittal South Africa, Ltd. (I)	224,228	162,414
Ascendis Health, Ltd.	9,297	15,969
Aspen Pharmacare Holdings, Ltd.	62,160	1,278,392
Assore, Ltd.	17,794	288,697
Astral Foods, Ltd.	33,749	297,268
Attacq, Ltd. (I)	130,466	153,087
Aveng, Ltd. (I)	307,510	161,659
AVI, Ltd.	182,398	1,121,088
Barclays Africa Group, Ltd.	141,237	1,575,838
Barloworld, Ltd.	134,846	1,018,788
Bid Corp., Ltd.	98,863	1,726,956
Blue Label Telecoms, Ltd.	174,483	235,547
Capitec Bank Holdings, Ltd.	17,516	806,807
Cashbuild, Ltd.	15,388	409,288
Caxton & CTP Publishers & Printers, Ltd.	226,989	209,402
City Lodge Hotels, Ltd.	30,404	311,226
Clicks Group, Ltd.	177,797	1,523,913
Clover Industries, Ltd.	68,524	94,819
Consolidated Infrastructure Group, Ltd. (I)	32,430	52,664
Coronation Fund Managers, Ltd.	137,701	701,268
DataTec, Ltd.	111,467	354,892
Discovery, Ltd.	111,253	879,128
Distell Group, Ltd.	16,306	180,562
DRDGOLD, Ltd.	266,986	112,294
enX Group, Ltd. (I)	38,089	50,055
EOH Holdings, Ltd.	38,259	448,463
Extract Group, Ltd. (I)	292,995	7,493
Exxaro Resources, Ltd.	103,945	711,423
Famous Brands, Ltd.	61,586	689,109
FirstRand, Ltd.	1,132,600	4,050,686
Gold Fields, Ltd., ADR	552,578	1,696,414
Grand Parade Investments, Ltd.	206,978	54,343
Grindrod, Ltd.	267,727	263,979
Group Five, Ltd.	121,764	211,593
Growthpoint Properties, Ltd.	82,004	144,698
Harmony Gold Mining Company, Ltd., ADR	201,865	460,252
Holdsport, Ltd.	6,121	25,828
Hudaco Industries, Ltd.	18,219	140,208
Hulamin, Ltd. (I)	133,602	47,443
Impala Platinum Holdings, Ltd. (I)	309,824	970,416
Imperial Holdings, Ltd.	137,922	1,654,674
Investec, Ltd.	74,460	474,388
Invicta Holdings, Ltd.	4,710	21,749
JSE, Ltd.	27,072	303,702
KAP Industrial Holdings, Ltd.	131,957	71,207

36SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Kumba Iron Ore, Ltd. (I)(L)	44,886	$528,301
Lewis Group, Ltd.	73,553	196,951
Liberty Holdings, Ltd.	77,410	609,105
Life Healthcare Group Holdings, Ltd.	475,752	1,047,600
Massmart Holdings, Ltd.	79,478	646,144
Merafe Resources, Ltd.	1,256,421	117,653
Metair Investments, Ltd.	129,245	192,632
MMI Holdings, Ltd.	628,385	978,646
Mondi, Ltd.	63,943	1,285,931
Mpact, Ltd.	167,785	377,953
Mr. Price Group, Ltd.	99,308	1,021,795
MTN Group, Ltd.	770,254	6,172,200
Murray & Roberts Holdings, Ltd.	295,170	235,909
Nampak, Ltd.	393,722	440,696
Naspers, Ltd., N Shares	14,286	2,079,289
Nedbank Group, Ltd.	61,362	1,000,571
Netcare, Ltd.	510,309	1,131,449
Northam Platinum, Ltd. (I)	219,253	642,530
Oceana Group, Ltd.	33,468	287,312
Omnia Holdings, Ltd.	49,874	577,052
Peregrine Holdings, Ltd.	186,027	372,808
Pick n Pay Stores, Ltd.	171,600	797,466
Pinnacle Holdings, Ltd.	117,328	141,430
Pioneer Foods, Ltd.	73,520	810,385
PPC, Ltd.	906,020	354,290
PSG Group, Ltd.	20,711	285,524
Raubex Group, Ltd.	137,621	224,671
RCL Foods, Ltd.	10,269	8,906
Reunert, Ltd.	79,130	367,938
Royal Bafokeng Platinum, Ltd. (I)	10,865	27,386
Sanlam, Ltd.	548,729	2,398,382
Santam, Ltd.	17,141	283,612
Sappi, Ltd. (I)	172,663	1,019,859
Sappi, Ltd., ADR (I)	311,201	1,820,526
Sasol, Ltd.	88,368	2,372,692
Shoprite Holdings, Ltd.	175,752	2,329,571
Sibanye Gold, Ltd.	58,110	120,056
Sibanye Gold, Ltd., ADR	111,882	929,739
Spur Corp., Ltd.	52,155	120,232
Standard Bank Group, Ltd.	384,369	4,109,214
Stefanutti Stocks Holdings, Ltd. (I)	55,487	18,651
Sun International, Ltd.	54,609	310,688
Super Group, Ltd. (I)	253,103	726,447
Telkom SA SOC, Ltd.	180,798	891,788
The Bidvest Group, Ltd.	197,013	2,275,832
The Foschini Group, Ltd.	133,113	1,398,979
The SPAR Group, Ltd.	88,917	1,196,284
Tiger Brands, Ltd.	35,750	997,896
Tiger Wheels, Ltd. (I)	14,267	0
Tongaat Hulett, Ltd.	69,960	644,225
Transaction Capital, Ltd.	54,064	61,159
Trencor, Ltd.	164,475	368,053
Truworths International, Ltd.	249,218	1,240,213

SEE NOTES TO FUND'S INVESTMENTS37

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Tsogo Sun Holdings, Ltd.	365,533	$730,505
Vodacom Group, Ltd.	78,169	802,467
Wilson Bayly Holmes-Ovcon, Ltd.	30,786	312,806
Woolworths Holdings, Ltd.	424,171	1,952,296
South Korea 14.3%		153,706,736
Able C&C Company, Ltd.	2,373	42,504
Advanced Nano Products Company, Ltd.	1,831	22,364
Aekyung Petrochemical Company, Ltd.	5,510	58,040
AfreecaTV Company, Ltd.	3,889	78,135
Agabang&Company (I)	4,653	26,549
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	17,751
Ahnlab, Inc.	796	43,175
AJ Rent A Car Company, Ltd. (I)	9,408	67,994
AK Holdings, Inc. (L)	3,300	162,272
ALUKO Company, Ltd.	5,748	20,754
Amorepacific Corp.	4,942	1,389,201
AMOREPACIFIC Group	6,831	754,339
Amotech Company, Ltd. (I)	2,147	35,157
Anapass, Inc.	3,616	37,562
Asia Cement Company, Ltd.	572	35,643
ASIA Holdings Company, Ltd.	853	78,066
Asia Paper Manufacturing Company, Ltd. (I)	2,518	45,928
Asiana Airlines, Inc. (I)	70,495	284,718
AUK Corp. (I)	7,233	12,996
Autech Corp.	4,431	39,782
Avaco Company, Ltd.	3,479	16,646
Baiksan Company, Ltd.	7,325	59,889
Binggrae Company, Ltd.	1,597	87,896
Bluecom Company, Ltd.	4,144	38,166
BNK Financial Group, Inc.	92,697	710,437
Boryung Pharmaceutical Company, Ltd.	1,847	87,594
Bukwang Pharmaceutical Company, Ltd.	11,411	233,401
Byucksan Corp.	8,041	30,494
Capro Corp. (I)	10,708	46,351
Cell Biotech Company, Ltd.	2,474	87,368
Celltrion Pharm, Inc. (I)	2,476	47,360
Celltrion, Inc. (I)	7,724	675,512
Chabiotech Company, Ltd. (I)	9,038	93,733
Chadiostech Company, Ltd. (I)(L)	5,824	13,298
Cheil Worldwide, Inc.	8,686	111,040
Chemtronics Company, Ltd. (I)	8,100	42,308
Chinyang Holdings Corp.	14,267	40,299
Chokwang Paint, Ltd.	1,999	19,091
Chong Kun Dang Pharmaceutical Corp.	901	76,283
Chongkundang Holdings Corp.	390	21,324
Choong Ang Vaccine Laboratory	540	11,541
Chosun Refractories Company, Ltd.	1,126	82,809
CJ CGV Company, Ltd.	5,699	296,561
CJ CheilJedang Corp.	3,044	1,000,931
CJ Corp.	5,429	815,602
CJ E&M Corp.	5,574	268,381
CJ Freshway Corp.	1,744	59,561

38SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
CJ Hellovision Company, Ltd.	4,174	$32,418
CJ Korea Express Company, Ltd. (I)	490	77,062
CJ O Shopping Company, Ltd.	2,244	316,427
CJ Seafood Corp. (I)	9,288	26,048
CKD Bio Corp.	1,764	33,639
Com2uS Corp. (I)(L)	5,400	390,125
Cosmax BTI, Inc.	1,013	26,765
Cosmax, Inc.	3,089	274,407
Cosmochemical Company, Ltd. (I)	3,900	13,495
COSON Company, Ltd. (I)	1,947	20,789
Coway Company, Ltd.	13,374	972,612
Crown Confectionery Company, Ltd. (L)	5,550	141,001
Cuckoo Electronics Company, Ltd.	585	67,326
D.I. Corp.	6,277	22,464
Dae Dong Industrial Company, Ltd.	6,828	41,276
Dae Han Flour Mills Company, Ltd.	618	93,298
Dae Hwa Pharmaceutical Company, Ltd.	3,905	87,387
Dae Won Chemical Company, Ltd. (I)	9,868	20,947
Dae Won Kang Up Company, Ltd.	17,327	68,951
Dae Young Packaging Company, Ltd. (I)	42,583	34,005
Dae-Il Corp. (I)	6,013	51,014
Daea TI Company, Ltd. (I)	13,163	20,628
Daeduck Electronics Company	10,197	67,565
Daeduck GDS Company, Ltd.	8,177	76,221
Daegu Department Store	3,466	40,076
Daehan New Pharm Company, Ltd. (I)	1,865	31,539
Daekyo Company, Ltd.	4,443	31,559
Daekyung Machinery & Engineering Company, Ltd. (I)	16,376	17,445
Daelim Industrial Company, Ltd.	5,663	369,082
Daeryuk Can Company, Ltd.	5,701	31,616
Daesang Corp.	8,296	202,869
Daesang Holdings Company, Ltd.	8,580	79,674
Daesung Holdings Company, Ltd.	1,757	14,955
Daewon Cable Company, Ltd. (I)	9,500	9,793
Daewon Pharmaceutical Company, Ltd.	5,810	91,827
Daewon San Up Company, Ltd.	1,510	11,096
Daewoo Engineering & Construction Company, Ltd. (I)	33,948	149,981
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (I)	29,440	112,819
Daewoong Company, Ltd.	1,144	45,653
Daihan Pharmaceutical Company, Ltd.	1,745	41,029
Daishin Securities Company, Ltd.	12,312	109,336
Daou Data Corp.	5,479	53,142
Daou Technology, Inc.	18,963	304,177
Dasan Networks, Inc. (I)	3,196	17,925
Dayou Automotive Seat Technology Company, Ltd.	16,525	21,452
Deutsch Motors, Inc. (I)	4,973	17,943
DGB Financial Group, Inc.	36,030	294,785
DHP Korea Company, Ltd	3,519	22,164
Digital Power Communications Company, Ltd.	7,000	20,066
Display Tech Company, Ltd.	8,445	26,977
DK UIL Company, Ltd.	3,126	28,179
DNF Company, Ltd. (I)	3,282	43,348
Dong Ah Tire & Rubber Company, Ltd.	4,117	87,785

SEE NOTES TO FUND'S INVESTMENTS39

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Dong-A Socio Holdings Company, Ltd.	526	$63,141
Dong-A ST Company, Ltd.	497	35,788
Dong-Ah Geological Engineering Company, Ltd.	2,970	22,708
Dong-Il Corp.	770	39,178
Dongbang Transport Logistics Company, Ltd.	12,725	20,568
Dongbu HiTek Company, Ltd. (I)	17,648	234,509
Dongbu Insurance Company, Ltd.	19,236	1,199,351
Dongbu Securities Company, Ltd. (I)	24,395	67,011
Dongbu Steel Company, Ltd. (I)(L)	2,567	31,309
Dongil Industries Company, Ltd.	659	42,454
Dongjin Semichem Company, Ltd.	13,536	101,734
Dongkook Industrial Company, Ltd. (I)	5,390	11,228
Dongkook Pharmaceutical Company, Ltd.	1,203	53,291
Dongkuk Industries Company, Ltd.	3,639	14,716
Dongkuk Steel Mill Company, Ltd. (I)	24,936	206,576
Dongkuk Structures & Construction Company, Ltd.	6,060	27,214
Dongsuh Company, Inc.	2,572	58,556
Dongsung Chemical Company, Ltd.	1,620	25,542
DONGSUNG Corp.	15,210	81,301
Dongsung Pharmaceutical Company, Ltd. (I)	5,006	16,451
Dongwha Enterprise Company, Ltd. (I)	710	20,404
Dongwha Pharmaceutical Company, Ltd.	3,666	24,183
Dongwon Development Company, Ltd.	13,858	50,686
Dongwon F&B Company, Ltd.	369	65,066
Dongwon Industries Company, Ltd.	344	94,637
Dongwon Systems Corp.	1,235	67,821
Dongyang E&P, Inc.	815	9,219
Doosan Corp.	1,772	167,040
Doosan Engine Company, Ltd. (I)	18,930	49,130
Doosan Heavy Industries and Construction Company, Ltd.	8,466	186,520
Doosan Infracore Company, Ltd. (I)	25,970	173,096
DRB Holding Company, Ltd.	8,768	84,758
Duksan Hi-Metal Company, Ltd. (I)	1,504	9,489
DuzonBlzon Company, Ltd.	11,164	214,216
DY Corp.	8,288	50,627
e Tec E&C, Ltd.	952	85,369
e-LITECOM Company, Ltd.	4,394	33,816
E-MART, Inc.	2,001	321,410
E1 Corp.	1,099	58,168
Eagon Industrial, Ltd.	4,424	39,294
Easy Bio, Inc.	15,216	77,330
Ecopro Company, Ltd. (I)	6,273	52,081
ELK Corp. (I)	11,980	15,554
Enex Company, Ltd.	5,367	10,332
ENF Technology Company, Ltd.	4,942	97,910
Eo Technics Company, Ltd.	1,202	81,650
Eugene Corp.	21,770	90,520
Eugene Investment & Securities Company, Ltd. (I)	37,249	73,115
Eugene Technology Company, Ltd.	2,908	37,673
EVERDIGM Corp.	4,305	36,359
Farmsco (I)	1,995	20,837
Fila Korea, Ltd.	1,612	92,465
Foosung Company, Ltd. (I)	23,819	144,290

40SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Fursys, Inc.	1,610	$45,704
Gaon Cable Company, Ltd.	1,501	28,143
Genic Company, Ltd. (I)	2,556	32,963
GIIR, Inc.	3,245	21,600
Global Display Company, Ltd. (I)	4,255	15,585
GOLFZON Company, Ltd.	1,334	74,580
GOLFZONYUWONHOLDINGS Company, Ltd.	7,428	49,434
Grand Korea Leisure Company, Ltd.	11,825	222,472
Green Cross Corp.	507	63,423
Green Cross Holdings Corp.	5,802	111,576
GS Engineering & Construction Corp. (I)	9,113	183,714
GS Global Corp. (I)	21,478	48,325
GS Holdings Corp.	32,471	1,513,299
GS Home Shopping, Inc.	1,055	154,896
GS Retail Company, Ltd.	4,568	184,654
Gwangju Shinsegae Company, Ltd.	248	50,936
Halla Corp. (I)	9,672	35,125
Halla Holdings Corp.	2,308	125,763
Han Kuk Carbon Company, Ltd.	14,912	75,169
Hana Financial Group, Inc.	32,845	904,230
Hana Micron, Inc. (L)	10,407	46,267
Hana Tour Service, Inc.	2,213	128,903
Hancom, Inc.	4,601	63,176
Handok, Inc.	942	19,963
Handsome Company, Ltd.	2,884	91,080
Hanil Cement Company, Ltd.	1,293	80,032
Hanjin Heavy Industries & Construction Company, Ltd. (I)	22,470	63,458
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (I)	7,525	32,403
Hanjin Kal Corp.	7,654	116,310
Hanjin P&C Company, Ltd. (I)	6,774	14,386
Hanjin Transportation Company, Ltd.	3,281	77,599
Hankook Shell Oil Company, Ltd.	336	128,444
Hankook Tire Company, Ltd.	30,689	1,420,874
Hankuk Glass Industries, Inc.	535	12,574
Hankuk Paper Manufacturing Company, Ltd.	2,439	65,015
Hanmi Pharm Company, Ltd.	430	135,452
Hanmi Science Company, Ltd.	1,155	73,982
Hanmi Semiconductor Company, Ltd.	2,813	31,539
Hanon Systems	46,059	384,322
Hansae Company, Ltd.	9,362	178,495
Hansae Yes24 Holdings Company, Ltd.	7,184	54,453
Hanshin Construction Company, Ltd. (I)	2,741	36,596
Hansol Chemical Company, Ltd.	4,964	369,968
Hansol Holdings Company, Ltd. (I)	11,532	56,410
Hansol HomeDeco Company, Ltd. (I)	31,708	41,853
Hansol Paper Company, Ltd.	9,708	162,178
Hansol Technics Company, Ltd. (I)	3,158	37,902
Hanssem Company, Ltd.	3,949	695,030
Hanwha Chemical Corp.	32,949	654,558
Hanwha Corp.	16,590	498,500
Hanwha General Insurance Company, Ltd.	27,276	181,406
Hanwha Investment & Securities Company, Ltd. (I)	33,422	59,115
Hanwha Life Insurance Company, Ltd.	53,299	303,541

SEE NOTES TO FUND'S INVESTMENTS41

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Hanwha Techwin Company, Ltd.	3,981	$162,521
Hanyang Securities Company, Ltd.	6,305	40,081
Harim Company, Ltd. (I)	8,646	33,422
Harim Holdings Company, Ltd. (I)	17,498	59,203
Heung-A Shipping Company, Ltd. (L)	43,938	47,955
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	10,355
Hite Jinro Company, Ltd.	9,108	169,441
Hitejinro Holdings Company, Ltd.	5,212	54,127
HMC Investment Securities Company, Ltd.	8,561	70,649
Hotel Shilla Company, Ltd.	4,881	210,241
HS Industries Company, Ltd.	15,076	119,402
HS R&A Company, Ltd.	1,815	51,518
Huchems Fine Chemical Corp.	5,297	105,643
Humax Company, Ltd.	7,904	90,654
Huons Company, Ltd. (I)	2,373	119,332
Huons Global Company, Ltd.	2,214	67,494
Huvis Corp.	8,086	52,381
Huvitz Company, Ltd.	4,064	43,032
Hwa Shin Company, Ltd.	6,498	33,412
Hwacheon Machine Tool Company, Ltd.	730	30,528
HwaSung Industrial Company, Ltd.	2,511	29,860
Hy-Lok Corp.	3,815	73,427
Hyosung Corp.	7,904	938,246
HyosungITX Company, Ltd.	1,716	15,888
Hyundai BNG Steel Company, Ltd. (I)	2,838	27,027
Hyundai C&F, Inc.	1,358	16,622
Hyundai Corp.	2,899	49,244
Hyundai Department Store Company, Ltd.	5,269	486,520
Hyundai Development Company	11,803	416,227
Hyundai Elevator Company, Ltd. (I)	2,374	117,196
Hyundai Engineering & Construction Company, Ltd.	14,388	483,508
Hyundai Engineering Plastics Company, Ltd.	14,370	100,247
Hyundai Glovis Company, Ltd.	4,609	626,408
Hyundai Greenfood Company, Ltd.	5,627	78,031
Hyundai Heavy Industries Company, Ltd. (I)	4,681	567,308
Hyundai Home Shopping Network Corp.	1,012	92,637
Hyundai Hy Communications & Networks Company, Ltd.	18,609	58,185
Hyundai Livart Company, Ltd. (L)	2,525	55,890
Hyundai Marine & Fire Insurance Company, Ltd.	33,809	1,052,725
Hyundai Merchant Marine Company, Ltd. (I)	2,198	13,598
Hyundai Mipo Dockyard Company, Ltd. (I)	995	52,520
Hyundai Mobis Company, Ltd.	9,548	2,032,943
Hyundai Motor Company	21,036	2,389,613
Hyundai Pharmaceutical Company, Ltd.	5,541	21,647
Hyundai Rotem Company, Ltd. (I)	2,660	42,655
Hyundai Steel Company	20,244	860,321
Hyundai Wia Corp.	5,728	337,033
i-SENS, Inc. (I)	2,721	70,480
iA,Inc. (I)	4,715	15,170
ICD Company, Ltd. (I)	3,272	41,659
Il Dong Holdings Company, Ltd.	722	16,406
Il Dong Pharmaceutical Company, Ltd. (I)	1,783	25,928
Iljin Display Company, Ltd. (I)	3,635	12,178

42SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Iljin Electric Company, Ltd.	7,159	$28,824
Iljin Holdings Company, Ltd.	8,931	42,053
Ilshin Spinning Company, Ltd.	707	80,939
Ilsung Pharmaceutical Company, Ltd.	495	51,669
iMarketKorea, Inc.	8,736	76,959
InBody Company, Ltd.	4,079	90,029
Industrial Bank of Korea	65,562	731,775
InnoWireless, Inc. (I)	2,748	21,650
Innox Corp. (I)	2,568	39,969
Intelligent Digital Integrated Securities Company, Ltd.	2,466	19,797
Interojo Company, Ltd.	2,789	91,981
Interpark Corp.	19,796	80,505
INTOPS Company, Ltd.	8,844	83,354
Inzi Controls Company, Ltd.	9,850	41,537
Iones Company, Ltd. (I)(L)	2,430	33,984
IS Dongseo Company, Ltd.	7,865	296,847
ISC Company, Ltd.	2,309	27,695
IsuPetasys Company, Ltd.	6,220	21,916
Jahwa Electronics Company, Ltd.	7,576	87,390
JB Financial Group Company, Ltd.	46,262	226,518
Jcontentree Corp. (I)	24,891	79,891
Jeil Pharmaceutical Company	554	27,000
Jeil Savings Bank (I)	1,850	0
Jinro Distillers Company, Ltd.	1,165	31,591
JLS Company, Ltd.	3,270	23,311
Jusung Engineering Company, Ltd. (I)	9,683	76,355
JVM Company, Ltd.	992	31,395
JW Pharmaceutical Corp.	1,568	65,467
JYP Entertainment Corp. (I)	3,681	16,133
Kakao Corp.	2,171	144,290
Kangnam Jevisco Company, Ltd.	1,961	60,911
Kangwon Land, Inc.	12,151	370,017
KB Capital Company, Ltd.	5,607	135,199
KB Financial Group, Inc.	6,660	239,481
KB Financial Group, Inc., ADR	43,012	1,540,690
KB Insurance Company, Ltd.	24,744	602,090
KC Cottrell Company, Ltd. (I)	1,034	4,711
KC Green Holdings Company, Ltd.	2,730	16,935
KC Tech Company, Ltd.	9,814	113,228
KCC Corp.	404	128,572
KEC Corp. (I)	47,204	37,706
KEPCO Engineering & Construction Company, Inc.	2,025	40,326
KEPCO Plant Service & Engineering Company, Ltd.	7,324	361,191
Keyang Electric Machinery Company, Ltd.	5,613	23,738
Keyeast Company, Ltd. (I)	40,686	81,469
KG Chemical Corp.	4,776	58,169
KG Eco Technology Service Company, Ltd.	8,470	28,726
Kginicis Company, Ltd.	7,646	81,330
KGMobilians Company, Ltd.	5,237	41,421
KH Vatec Company, Ltd.	8,510	92,343
Kia Motors Corp.	40,424	1,291,457
KISCO Corp.	1,942	60,542
KISCO Holdings Company, Ltd.	1,061	55,002

SEE NOTES TO FUND'S INVESTMENTS43

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Kishin Corp.	3,196	$13,237
KISWIRE, Ltd.	2,270	81,256
KIWOOM Securities Company, Ltd.	2,972	162,142
KleanNara Company, Ltd. (I)	9,099	41,209
KMH Company, Ltd. (I)	5,127	35,041
Koentec Company, Ltd.	13,410	32,140
Koh Young Technology, Inc.	1,642	59,699
Kolao Holdings	5,208	34,341
Kolon Corp.	1,591	69,868
Kolon Global Corp. (I)	2,729	25,772
Kolon Industries, Inc.	5,221	312,442
Komipharm International Company, Ltd. (I)	2,386	71,216
KONA I Company, Ltd.	4,712	53,824
Kook Soon Dang Brewery Company, Ltd.	6,299	36,440
Korea Aerospace Industries, Ltd.	15,230	863,758
Korea Alcohol Industrial Company, Ltd.	1,761	13,668
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	20,940
Korea Circuit Company, Ltd.	6,392	45,827
Korea District Heating Corp.	985	58,633
Korea Electric Power Corp.	33,194	1,317,011
Korea Electric Power Corp., ADR	24,906	492,890
Korea Electric Terminal Company, Ltd.	1,516	97,676
Korea Electronic Power Industrial Development Company, Ltd.	9,265	38,630
Korea Flange Company, Ltd. (I)	2,865	32,597
Korea Gas Corp.	8,169	299,137
Korea Info & Comm (I)	4,786	41,246
Korea Investment Holdings Company, Ltd.	8,348	284,818
Korea Kolmar Company, Ltd.	5,599	323,305
Korea Kolmar Holdings Company, Ltd.	2,112	50,913
Korea Line Corp. (I)	8,352	126,171
Korea United Pharm, Inc.	4,151	63,249
Korea Zinc Company, Ltd.	1,340	539,317
Korean Air Lines Company, Ltd. (I)	21,086	562,642
Korean Petrochemical Industrial Company, Ltd.	1,376	263,526
Korean Reinsurance Company, Ltd.	17,900	175,092
Kortek Corp.	4,378	53,724
KPX Chemical Company, Ltd.	1,316	66,334
KSS LINE, Ltd.	2,430	15,960
KT Corp.	7,578	193,213
KT Hitel Company, Ltd. (I)	5,175	31,142
KT Skylife Company, Ltd.	16,134	247,762
KT&G Corp.	18,095	1,626,907
KTB Investment & Securities Company, Ltd. (I)	10,608	26,278
KTCS Corp.	7,253	14,988
Kukdo Chemical Company, Ltd.	1,295	60,152
Kukdong Oil & Chemicals Company, Ltd.	2,025	5,227
Kumho Electric Company, Ltd. (I)	2,818	23,496
Kumho Petrochemical Company, Ltd.	3,835	238,775
Kumho Tire Company, Inc. (I)	24,376	174,068
Kumkang Kind Company, Ltd.	1,697	58,973
Kwang Dong Pharmaceutical Company, Ltd.	7,768	55,072
Kwang Myung Electric Engineering Company, Ltd. (I)	14,338	35,481
Kwangju Bank	7,213	63,622

44SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Kyeryong Construction Industrial Company, Ltd. (I)	2,159	$26,427
Kyobo Securities Company	8,618	66,770
Kyung Dong Navien Company, Ltd.	1,152	47,375
Kyung-In Synthetic Corp.	3,029	11,236
Kyungbang, Ltd.	4,710	71,180
Kyungchang Industrial Company, Ltd.	11,322	56,756
KyungDong City Gas Company, Ltd.	697	41,009
Kyungdong Pharm Company, Ltd.	2,618	40,264
LB Semicon, Inc. (I)	25,490	61,957
Leaders Cosmetics Company, Ltd. (I)	4,379	73,871
LEENO Industrial, Inc.	3,892	139,310
LF Corp.	6,959	131,549
LG Chem, Ltd.	12,026	2,324,869
LG Corp.	11,053	533,879
LG Display Company, Ltd.	10,263	245,559
LG Display Company, Ltd., ADR	228,674	2,716,647
LG Electronics, Inc.	56,719	2,174,106
LG Hausys, Ltd.	3,785	291,098
LG Household & Health Care, Ltd.	1,711	1,152,575
LG Innotek Company, Ltd.	6,867	476,253
LG International Corp.	3,184	82,007
LG Life Sciences, Ltd. (I)	5,043	250,212
LG Uplus Corp.	121,023	1,184,214
Loen Entertainment, Inc. (I)	829	52,697
Lotte Chemical Corp.	5,234	1,438,268
Lotte Chilsung Beverage Company, Ltd.	110	147,645
Lotte Confectionery Company, Ltd.	323	49,466
LOTTE Fine Chemical Company, Ltd.	6,564	155,216
Lotte Food Company, Ltd.	231	129,456
LOTTE Himart Company, Ltd.	4,075	159,189
Lotte Non-Life Insurance Company, Ltd. (I)	31,416	67,325
Lotte Shopping Company, Ltd.	1,341	249,526
LS Corp.	8,635	448,634
LS Industrial Systems Company, Ltd.	7,675	254,843
Lumens Company, Ltd. (I)	20,223	65,348
Maeil Dairy Industry Company, Ltd.	1,865	64,872
Mando Corp.	3,236	693,256
MDS Technology Company, Ltd.	2,412	38,501
Medy-Tox, Inc.	1,594	446,660
MegaStudy Company, Ltd.	1,879	51,473
MegaStudyEdu Company, Ltd	1,467	58,344
Melfas, Inc. (I)	2,590	15,176
Meritz Financial Group, Inc.	10,982	106,981
Meritz Fire & Marine Insurance Company, Ltd.	29,158	411,060
Meritz Securities Company, Ltd.	86,414	261,124
Mi Chang Oil Industrial Company, Ltd.	362	26,673
Mirae Asset Daewoo Company, Ltd.	51,323	303,933
Mirae Asset Securities Company, Ltd.	30,647	533,375
Miwon Specialty Chemical Company, Ltd.	136	45,428
MK Electron Company, Ltd.	6,599	49,182
MNTech Company, Ltd. (I)	10,947	58,887
Moda-InnoChips Company, Ltd.	2,051	14,761
Modetour Network, Inc.	3,463	80,928

SEE NOTES TO FUND'S INVESTMENTS45

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Moorim P&P Company, Ltd.	14,437	$50,257
Moorim Paper Company, Ltd. (I)	19,436	42,728
Muhak Company, Ltd.	4,790	89,936
Multicampus Company, Ltd.	751	21,783
Namhae Chemical Corp.	6,140	42,319
Namyang Dairy Products Company, Ltd.	137	84,418
NAVER Corp.	5,226	3,565,403
NCSoft Corp.	1,870	435,807
Neowiz Games Corp. (I)	2,829	26,373
NEOWIZ HOLDINGS Corp.	2,160	29,101
NEPES Corp.	14,488	89,057
Nexen Corp.	11,578	80,508
Nexen Tire Corp.	17,933	203,827
Nexon GT Company, Ltd. (I)	5,164	34,666
NH Investment & Securities Company, Ltd.	27,747	232,580
NHN Entertainment Corp. (I)	1,726	69,000
NHN KCP Corp.	5,482	70,803
NICE Holdings Company, Ltd.	9,258	130,970
Nice Information & Telecommunication, Inc.	665	18,887
NICE Information Service Company, Ltd.	17,586	102,457
Nong Shim Holdings Company, Ltd.	742	72,192
Nong Woo Bio Company, Ltd.	1,192	15,620
NongShim Company, Ltd.	402	112,020
Noroo Holdings Company, Ltd.	556	6,934
NOROO Paint & Coatings Company, Ltd.	4,906	36,731
OCI Company, Ltd. (I)	3,435	215,741
OPTRON-TEC, Inc. (I)(L)	4,724	21,397
Orion Corp.	1,108	645,588
Osstem Implant Company, Ltd. (I)	6,019	290,794
Ottogi Corp.	174	103,035
Pan Ocean Company, Ltd. (I)	34,901	117,480
Pan-Pacific Company, Ltd. (L)	12,491	37,482
Pang Rim Company, Ltd.	538	10,330
PaperCorea, Inc. (I)	30,085	13,737
Paradise Company, Ltd.	6,061	69,396
Partron Company, Ltd.	27,843	214,296
Paru Company, Ltd. (I)	13,242	49,769
Poonglim Industrial Company, Ltd. (I)	276	164
Poongsan Corp.	7,001	232,071
Poongsan Holdings Corp.	2,595	105,601
POSCO	4,508	965,139
POSCO Chemtech Company, Ltd.	7,992	83,541
POSCO Coated & Color Steel Company, Ltd.	1,383	36,881
Posco Daewoo Corp.	13,537	307,892
Posco ICT Company, Ltd. (I)	13,272	61,966
Posco M-Tech Company, Ltd.	11,680	29,955
Power Logics Company, Ltd. (I)	15,589	45,663
PSK, Inc.	4,537	46,776
Pulmuone Company, Ltd.	758	81,776
Pyeong Hwa Automotive Company, Ltd.	7,442	77,264
Reyon Pharmaceutical Company, Ltd.	724	17,550
RFsemi Technologies, Inc.	2,994	22,919
RFTech Company, Ltd.	7,268	45,610

46SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Romanson Company, Ltd.	2,296	$17,988
S&T Corp.	1,630	25,087
S&T Dynamics Company, Ltd.	7,440	57,764
S&T Holdings Company, Ltd.	6,553	88,010
S&T Motiv Company, Ltd.	3,770	135,145
S-1 Corp.	4,177	338,928
S-Oil Corp.	9,125	657,033
Saeron Automotive Corp.	5,190	34,810
Sajo Industries Company, Ltd. (I)	875	48,479
Sajohaepyo Corp. (I)	1,028	11,214
Sam Chun Dang Pharm Company, Ltd.	2,929	21,971
Sam Young Electronics Company, Ltd.	6,570	62,393
Sam Yung Trading Company, Ltd.	2,426	35,534
Samchully Company, Ltd.	807	67,619
Samchuly Bicycle Company, Ltd.	1,843	18,384
Samho International Company, Ltd. (I)	3,762	55,791
SAMHWA Paints Industrial Company, Ltd.	4,263	34,875
Samick Musical Instruments Company, Ltd.	15,645	28,753
Samick THK Company, Ltd.	4,695	42,156
Samjin LND Company, Ltd.	6,451	14,843
Samjin Pharmaceutical Company, Ltd.	5,272	152,488
Samkwang Glass	553	29,265
Samlip General Foods Company, Ltd.	818	115,369
Sammok S-Form Company, Ltd.	2,430	29,740
Samsung C&T Corp.	3,339	364,697
Samsung Card Company, Ltd.	4,439	158,571
Samsung Electro-Mechanics Company, Ltd.	17,273	683,011
Samsung Electronics Company, Ltd.	26,411	39,304,231
Samsung Engineering Company, Ltd. (I)	15,397	124,784
Samsung Fire & Marine Insurance Company, Ltd.	4,899	1,226,188
Samsung Heavy Industries Company, Ltd. (I)	32,238	228,382
Samsung Life Insurance Company, Ltd.	4,647	452,624
Samsung SDI Company, Ltd.	1,126	88,777
Samsung SDS Company, Ltd.	3,300	381,342
Samsung Securities Company, Ltd.	11,211	306,251
SAMT Company, Ltd. (I)	30,381	42,421
Samwha Capacitor Company, Ltd.	4,733	37,225
Samyang Corp.	971	94,432
Samyang Foods Company, Ltd.	552	23,890
Samyang Holdings Corp.	1,173	122,697
Samyang Tongsang Company, Ltd.	690	30,919
Sangbo Corp. (I)	1,493	4,507
Sapphire Technology Company, Ltd. (I)	2,978	12,213
Satrec Initiative Company, Ltd.	678	20,274
SAVEZONE I&C Corp.	7,060	30,932
SBS Contents Hub Company, Ltd.	2,084	14,086
SBS Media Holdings Company, Ltd.	19,895	44,608
SeAH Besteel Corp.	6,964	146,577
SeAH Holdings Corp.	939	95,690
SeAH Steel Corp.	926	68,414
Sebang Company, Ltd.	5,303	69,882
Sebang Global Battery Company, Ltd.	3,190	103,699
Seegene, Inc. (I)	3,168	87,199

SEE NOTES TO FUND'S INVESTMENTS47

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Sejong Industrial Company, Ltd.	5,350	$43,712
Sekonix Company, Ltd.	1,787	20,284
Sempio Foods Company	363	12,032
Sempio Foods Company (I)	767	19,948
Seobu T&D (I)	1,968	29,445
Seohan Company, Ltd.	34,966	65,293
Seohee Construction Company, Ltd. (I)	51,273	58,882
Seoul Semiconductor Company, Ltd.	20,246	252,483
SeowonIntech Company, Ltd.	2,979	27,633
Seoyon Company, Ltd.	4,762	41,321
Sewon Cellontech Company, Ltd. (I)(L)	10,000	21,805
Sewoonmedical Company, Ltd.	6,792	24,440
SFA Engineering Corp.	2,461	124,828
SFA Semicon Company, Ltd. (I)	33,987	66,689
SH Energy Chemical Company, Ltd.	43,125	55,574
Shin Poong Pharmaceutical Company, Ltd. (I)	5,185	23,445
Shinhan Financial Group Company, Ltd., ADR	75,390	2,858,789
Shinil Industrial Company, Ltd. (I)(L)	22,839	33,922
Shinsegae Company, Ltd.	1,496	231,039
Shinsegae Engineering & Construction Company, Ltd.	1,642	58,060
Shinsegae Information & Communication Company, Ltd.	511	28,572
Shinsegae International Company, Ltd.	464	25,690
Shinsung Solar Energy Company, Ltd. (I)	25,837	43,423
Shinsung Tongsang Company, Ltd. (I)	23,026	23,227
Shinwha Intertek Corp. (I)	9,160	23,854
Shinyoung Securities Company, Ltd.	2,188	95,006
Showbox Corp.	13,526	54,672
Signetics Corp. (I)	16,256	20,233
Silicon Works Company, Ltd.	3,233	73,911
Silla Company, Ltd.	3,809	44,375
SIMMTECH Holdings Company, Ltd. (I)	10,821	29,501
SIMPAC, Inc.	11,000	41,191
Sindoh Company, Ltd.	1,431	66,223
Sinjin SM Company, Ltd.	806	4,604
SJM Company, Ltd.	6,871	35,000
SK Bioland Company, Ltd.	2,676	39,961
SK Chemicals Company, Ltd.	2,327	122,542
SK Gas, Ltd.	1,860	174,950
SK Holdings Company, Ltd.	5,834	1,155,171
SK Hynix, Inc.	139,310	5,095,360
SK Innovation Company, Ltd.	9,382	1,227,795
SK Materials Company, Ltd.	2,027	265,414
SK Networks Company, Ltd.	23,520	136,993
SK Securities Company, Ltd. (I)	98,958	85,960
SK Telecom Company, Ltd.	2,824	544,910
SKC Company, Ltd.	6,577	170,260
SKCKOLONPI, Inc.	2,522	26,401
SL Corp.	6,303	100,662
SM Entertainment Company (I)	4,490	95,687
SMCore, Inc.	2,056	15,831
Solborn, Inc. (I)	4,144	18,094
Solid, Inc.	3,068	7,398
Songwon Industrial Company, Ltd.	4,337	57,669

48SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Soulbrain Company, Ltd.	5,493	$245,470
Ssangyong Cement Industrial Company, Ltd. (I)	5,952	85,478
Suheung Company, Ltd.	2,371	74,788
Sunchang Corp.	4,139	36,982
Sung Kwang Bend Company, Ltd.	8,626	63,480
Sungchang Enterprise Holdings, Ltd. (L)	9,750	25,720
Sungshin Cement Company, Ltd. (I)	7,489	45,614
Sungwoo Hitech Company, Ltd.	20,486	134,055
Sunjin Company, Ltd.	1,504	37,292
Suprema HQ, Inc. (I)	2,842	19,442
Suprema, Inc. (I)	2,632	46,855
Synopex, Inc. (I)	11,276	14,769
Tae Kyung Industrial Company, Ltd.	7,621	30,658
Taekwang Industrial Company, Ltd.	182	137,712
Taewoong Company, Ltd. (I)	3,807	71,734
Taeyoung Engineering & Construction Company, Ltd. (I)	17,940	77,661
Taihan Textile Company, Ltd. (I)	198	12,582
Tailim Packaging Industrial Company, Ltd.	13,578	35,188
TBH Global Company, Ltd. (I)	3,956	27,163
TechWing, Inc.	6,113	65,998
TES Company, Ltd.	8,682	155,814
Texcell-NetCom Company, Ltd. (I)	7,095	35,562
The LEADCORP, Inc.	5,571	34,154
The WillBes & Company	18,279	40,047
TK Chemical Corp. (I)	15,696	23,810
TK Corp.	4,645	32,420
Tokai Carbon Korea Company, Ltd.	1,062	27,668
Tongyang Life Insurance Company, Ltd.	24,031	265,068
Tongyang, Inc.	35,098	88,683
Top Engineering Company, Ltd. (I)	3,817	20,740
Toptec Company, Ltd.	3,124	49,853
Tovis Company, Ltd.	7,136	50,360
TS Corp.	2,206	45,695
Ubiquoss, Inc.	3,897	35,178
Uju Electronics Company, Ltd.	4,651	58,514
Unid Company, Ltd.	4,975	200,623
Union Semiconductor Equipment & Materials Company, Ltd.	2,306	21,119
Value Added Technologies Company, Ltd.	3,861	110,094
Vieworks Company, Ltd.	3,435	171,271
Visang Education, Inc.	3,857	41,543
Vitzrocell Company, Ltd.	2,117	23,211
Webzen, Inc. (I)	7,972	99,785
WeMade Entertainment Compnay, Ltd. (I)	1,952	35,038
Whanin Pharmaceutical Company, Ltd.	2,919	37,452
Wins Company, Ltd.	2,144	20,656
Wiscom Company, Ltd.	3,680	13,235
WiSoL Company, Ltd.	10,406	122,436
Wonik Holdings Company, Ltd. (I)	21,451	111,367
WONIK IPS Company, Ltd. (I)	22,570	410,234
Wonik Materials Company, Ltd. (I)	910	50,692
Woongjin Company, Ltd. (I)	19,734	41,255
Woongjin Energy Company, Ltd. (I)	5,511	19,624
Woongjin Thinkbig Company, Ltd. (I)	10,000	74,696

SEE NOTES TO FUND'S INVESTMENTS49

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Woori Bank	45,263	$463,881
Woori Bank, ADR (L)	3,163	97,768
WooSung Feed Company, Ltd.	5,600	15,785
Y G-1 Company, Ltd.	4,203	32,368
YES24 Company, Ltd.	2,091	9,533
YESCO Company, Ltd.	1,480	46,909
YG Entertainment, Inc.	2,781	64,163
Yoosung Enterprise Company, Ltd.	11,090	38,888
Youlchon Chemical Company, Ltd.	5,165	61,657
Young Poong Corp.	99	88,477
Young Poong Precision Corp.	5,018	36,454
Youngone Corp.	5,325	125,288
Youngone Holdings Company, Ltd.	3,996	187,247
Yuanta Securities Korea Company, Ltd. (I)	29,073	78,673
Yuhan Corp.	735	123,835
YuHwa Securities Company, Ltd.	3,240	43,709
Taiwan 17.0%		182,294,783
A-DATA Technology Company, Ltd.	65,242	110,818
Ability Enterprise Company, Ltd.	91,782	47,114
AcBel Polytech, Inc.	145,000	103,016
Accton Technology Corp.	181,796	246,920
Acer, Inc. (I)	635,510	268,238
ACES Electronic Company, Ltd.	29,000	21,312
Achem Technology Corp.	119,447	41,096
Acter Company, Ltd.	22,000	60,676
Actron Technology Corp.	41,300	126,157
Adlink Technology, Inc.	33,920	55,756
Advanced Ceramic X Corp.	16,000	118,701
Advanced Connectek, Inc. (I)	61,000	15,252
Advanced International Multitech Company, Ltd.	86,000	56,996
Advanced Semiconductor Engineering, Inc.	1,107,532	1,187,262
Advanced Semiconductor Engineering, Inc., ADR	224,154	1,203,707
Advanced Wireless Semiconductor Company	107,000	159,206
Advancetek Enterprise Company, Ltd.	122,580	69,935
Advantech Company, Ltd.	67,869	546,182
AGV Products Corp. (I)	369,286	84,445
Airtac International Group	32,550	246,086
Alcor Micro Corp.	23,000	13,034
ALI Corp. (I)	123,000	63,232
Alltek Technology Corp.	37,352	28,515
Alpha Networks, Inc.	131,700	81,581
Altek Corp.	103,491	69,888
AMPOC Far-East Company, Ltd.	55,000	45,186
AmTRAN Technology Company, Ltd.	76,775	52,923
Anpec Electronics Corp.	46,380	41,245
Apacer Technology, Inc.	35,635	37,331
APCB, Inc. (I)	84,000	65,825
Apex Biotechnology Corp.	53,060	70,101
Apex International Company, Ltd.	75,284	73,826
Apex Science & Engineering	200,124	50,794
Arcadyan Technology Corp.	57,379	105,634
Ardentec Corp.	452,363	336,548

50SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Asia Cement Corp.	355,608	$312,123
Asia Optical Company, Inc. (I)	126,710	120,991
Asia Polymer Corp.	316,842	184,313
Asia Vital Components Company, Ltd.	147,667	111,745
ASPEED Technology, Inc.	4,000	58,197
ASROCK, Inc.	16,000	18,776
Asustek Computer, Inc.	83,528	689,750
Aten International Company, Ltd.	58,000	144,122
AU Optronics Corp., ADR	500,098	1,795,352
Audix Corp.	57,560	64,576
Aurora Corp.	62,000	100,696
AV Tech Corp.	27,000	17,026
Avermedia Technologies, Inc. (I)	89,000	25,995
Avision, Inc. (I)	111,916	22,903
AVY Precision Technology, Inc.	7,630	11,049
Awea Mechantronic Company, Ltd.	6,615	5,694
Bank of Kaohsiung	335,757	95,319
Basso Industry Corp.	33,700	78,561
BenQ Materials Corp.	134,000	56,498
BES Engineering Corp.	492,200	100,161
Biostar Microtech International Corp. (I)	157,000	40,102
Boardtek Electronics Corp.	84,000	80,095
Bright Led Electronics Corp.	55,000	19,051
C Sun Manufacturing, Ltd. (I)	35,729	17,638
Capital Securities Corp.	1,104,371	309,742
Career Technology MFG. Company, Ltd.	175,000	99,087
Carnival Industrial Corp. (I)	190,000	30,906
Casetek Holdings, Ltd.	65,000	177,025
Catcher Technology Company, Ltd.	264,000	1,912,286
Cathay Chemical Works	85,000	38,848
Cathay Financial Holding Company, Ltd.	585,619	858,020
Cathay Real Estate Development Company, Ltd. (I)	411,000	239,675
Central Reinsurance Company, Ltd.	85,825	40,398
Chailease Holding Company, Ltd.	528,960	900,417
ChainQui Construction Development Company, Ltd.	32,000	17,994
Champion Building Materials Company, Ltd. (I)	209,852	46,371
Champion Microelectronic Corp.	27,076	31,010
Chang Hwa Commercial Bank, Ltd.	1,383,552	739,631
Chang Wah Electromaterials, Inc.	18,909	79,183
Channel Well Technology Company, Ltd.	101,000	91,229
Charoen Pokphand Enterprise	212,465	308,500
Chaun-Choung Technology Corp.	40,000	146,331
CHC Resources Corp.	45,000	73,071
Chen Full International Company, Ltd.	49,000	69,581
Chenbro Micom Company, Ltd.	37,000	60,087
Cheng Loong Corp.	728,480	277,584
Cheng Shin Rubber Industry Company, Ltd.	622,031	1,168,098
Cheng Uei Precision Industry Company, Ltd.	199,335	224,773
Chenming Mold Industry Corp.	40,000	21,334
Chia Chang Company, Ltd.	26,000	20,350
Chia Hsin Cement Corp.	475,089	132,497
Chicony Electronics Company, Ltd.	424,144	996,804
Chien Kuo Construction Company, Ltd.	193,872	53,056

SEE NOTES TO FUND'S INVESTMENTS51

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Chilisin Electronics Corp.	45,960	$103,021
Chime Ball Technology Company, Ltd.	23,099	27,095
Chimei Materials Technology Corp.	141,050	49,821
Chin-Poon Industrial Company, Ltd.	155,642	301,526
China Airlines, Ltd.	1,533,820	459,581
China Bills Finance Corp.	130,000	52,573
China Chemical & Pharmaceutical Company, Ltd.	193,000	108,671
China Development Financial Holding Corp.	1,499,531	373,262
China Electric Manufacturing Corp. (I)	169,000	39,778
China General Plastics Corp.	194,110	165,890
China Life Insurance Company, Ltd.	1,686,076	1,795,007
China Man-Made Fiber Corp.	560,700	147,636
China Metal Products Company, Ltd.	193,966	203,119
China Motor Corp.	98,905	83,116
China Petrochemical Development Corp. (I)	394,045	116,284
China Steel Chemical Corp.	25,000	86,950
China Steel Corp.	743,038	580,701
China Synthetic Rubber Corp.	455,161	392,533
China Wire & Cable Company, Ltd.	73,200	39,947
Chinese Maritime Transport, Ltd.	23,870	24,462
Chipbond Technology Corp.	206,000	287,336
Chong Hong Construction Company, Ltd.	129,024	243,200
Chroma ATE, Inc.	89,440	221,560
Chun Yu Works & Company, Ltd.	156,000	65,508
Chun Yuan Steel	261,381	99,174
Chung Hsin Electric & Machinery Manufacturing Corp.	212,125	117,363
Chung Hung Steel Corp. (I)	534,226	176,541
Chung Hwa Pulp Corp.	444,898	124,085
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	30,000	25,137
Chunghwa Picture Tubes, Ltd. (I)	3,670,320	157,944
Chunghwa Telecom Company, Ltd.	162,000	545,735
Chunghwa Telecom Company, Ltd., ADR	46,225	1,541,604
Cleanaway Company, Ltd.	40,000	208,416
Clevo Company	185,120	161,365
CMC Magnetics Corp. (I)	757,536	83,445
Collins Company, Ltd.	97,797	31,895
Compal Electronics, Inc.	1,546,895	880,063
Compeq Manufacturing Company	658,000	315,379
Concord Securities Corp.	96,000	19,819
Continental Holdings Corp.	298,950	104,400
Coretronic Corp.	218,000	232,170
Coxon Precise Industrial Company, Ltd.	92,231	89,250
CSBC Corp. Taiwan	189,312	79,493
CTBC Financial Holding Company, Ltd.	4,480,967	2,454,796
CTCI Corp.	129,000	204,234
Cub Elecparts, Inc.	33,328	275,612
CviLux Corp.	57,200	48,211
Cyberlink Corp.	44,326	94,832
CyberPower Systems, Inc.	19,000	56,721
CyberTAN Technology, Inc.	100,000	57,136
D-Link Corp. (I)	599,657	193,579
DA CIN Construction Company, Ltd.	73,000	47,792
Da-Li Construction Company, Ltd.	71,293	44,263

52SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Dafeng TV, Ltd.	21,097	$21,664
Danen Technology Corp. (I)	137,000	28,726
Darfon Electronics Corp.	107,950	69,199
Darwin Precisions Corp.	210,894	80,660
De Licacy Industrial Company	93,983	78,222
Delpha Construction Company, Ltd.	84,383	37,189
Delta Electronics, Inc.	397,253	1,986,528
Depo Auto Parts Industrial Company, Ltd.	67,000	178,024
DFI, Inc.	18,000	27,361
Dimerco Express Corp.	46,000	30,585
DYNACOLOR, Inc.	33,000	43,296
Dynamic Electronics Company, Ltd. (I)	194,927	51,552
Dynapack International Technology Corp.	64,000	75,844
E Ink Holdings, Inc.	253,000	180,675
E-LIFE MALL Corp.	58,000	110,833
E-Ton Solar Tech Company, Ltd. (I)	212,541	60,424
E.Sun Financial Holding Company, Ltd.	1,733,496	1,005,355
Eastern Media International Corp. (I)	294,164	73,509
Eclat Textile Company, Ltd.	53,659	559,313
Edimax Technology Company, Ltd.	101,359	31,682
Edison Opto Corp. (I)	58,000	23,747
Edom Technology Company, Ltd.	126,890	67,375
eGalax_eMPIA Technology, Inc.	39,706	59,541
Elan Microelectronics Corp.	62,000	64,031
Elite Advanced Laser Corp.	66,240	241,780
Elite Material Company	146,831	384,843
Elite Semiconductor Memory Technology, Inc.	65,000	64,285
Elitegroup Computer Systems Company, Ltd.	198,284	80,903
eMemory Technology, Inc.	32,000	315,648
ENG Electric Company, Ltd.	105,202	59,119
Ennoconn Corp.	6,303	88,702
EnTie Commercial Bank	337,000	133,068
Epistar Corp. (I)	365,810	268,446
Eson Precision Ind Company, Ltd.	38,000	44,084
Eternal Materials Company, Ltd.	499,848	519,376
Etron Technology, Inc.	175,000	64,749
Eva Airways Corp.	1,330,371	651,468
Everest Textile Company, Ltd.	152,000	82,318
Evergreen International Storage & Transport Corp.	396,320	165,913
Evergreen Marine Corp Taiwan, Ltd.	427,694	161,544
Everlight Chemical Industrial Corp.	273,748	168,888
Everlight Electronics Company, Ltd.	224,000	326,649
Excelsior Medical Company, Ltd.	42,763	59,759
Far Eastern Department Stores Company, Ltd.	451,558	229,194
Far Eastern International Bank	1,533,293	435,567
Far Eastern New Century Corp.	887,878	655,562
Far EasTone Telecommunications Company, Ltd.	414,000	957,612
Faraday Technology Corp.	122,751	113,233
Farglory F T Z Investment Holding Company, Ltd. (I)	17,000	7,792
Farglory Land Development Company, Ltd.	92,526	107,692
Federal Corp.	348,137	139,254
Feedback Technology Corp.	19,000	33,699
Feng Hsin Iron & Steel Company	148,000	210,421

SEE NOTES TO FUND'S INVESTMENTS53

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Feng TAY Enterprise Company, Ltd.	137,739	$513,260
First Copper Technology Company, Ltd. (I)	218,000	53,718
First Financial Holding Company, Ltd.	1,131,466	595,699
First Hotel	126,316	64,037
First Insurance Company, Ltd. (I)	168,165	73,069
First Steamship Company, Ltd. (I)	242,986	60,053
FLEXium Interconnect, Inc.	173,448	463,338
Flytech Technology Company, Ltd.	93,125	275,333
FocalTech Systems Company, Ltd.	100,342	108,976
Formosa Advanced Technologies Company, Ltd.	126,000	91,955
Formosa Chemicals & Fibre Corp.	311,440	976,016
Formosa International Hotels Corp.	35,171	188,046
Formosa Laboratories, Inc.	35,000	95,326
Formosa Oilseed Processing	31,689	44,473
Formosa Petrochemical Corp.	196,000	660,006
Formosa Plastics Corp.	215,880	614,329
Formosa Taffeta Company, Ltd.	99,000	92,589
Formosan Rubber Group, Inc.	260,200	123,298
Formosan Union Chemical	148,295	78,575
Founding Construction & Development Company, Ltd.	117,908	59,267
Foxconn Technology Company, Ltd.	440,617	1,152,133
Foxlink Image Technology Company, Ltd.	114,000	58,376
FSP Technology, Inc.	80,603	57,311
Fubon Financial Holding Company, Ltd.	1,016,422	1,571,435
Fulgent Sun International Holding Company, Ltd.	14,314	26,641
Fullerton Technology Company, Ltd.	64,819	48,778
Fulltech Fiber Glass Corp.	168,027	64,405
Fwusow Industry Company, Ltd.	138,921	67,764
G Shank Enterprise Company, Ltd.	72,562	56,923
G Tech Optoelectronics Corp. (I)	82,253	57,748
Gallant Precision Machining Company, Ltd.	90,000	54,535
Gamania Digital Entertainment Company, Ltd.	23,000	20,501
Gemtek Technology Corp.	97,496	62,962
Genesis Photonics, Inc. (I)	107,740	8,990
Genius Electronic Optical Company, Ltd. (I)	28,589	82,684
GeoVision, Inc.	42,721	59,590
Getac Technology Corp.	142,000	180,157
Giant Manufacturing Company, Ltd.	105,000	627,890
Giantplus Technology Company, Ltd.	63,000	30,442
Gigabyte Technology Company, Ltd.	161,719	213,623
Gigasolar Materials Corp.	17,040	193,230
Gigastorage Corp. (I)	169,100	114,132
Ginko International Company, Ltd.	16,000	146,015
Gintech Energy Corp. (I)	229,082	125,288
Global Brands Manufacture, Ltd. (I)	152,611	56,750
Global Lighting Technologies, Inc.	34,000	64,978
Global Unichip Corp.	43,000	103,235
Globe Union Industrial Corp.	69,450	31,596
Gloria Material Technology Corp.	274,300	152,541
Glory Science Company, Ltd.	16,859	30,776
Gold Circuit Electronics, Ltd. (I)	215,071	76,183
Goldsun Building Materials Company, Ltd.	1,048,005	225,465
Gourmet Master Company, Ltd.	22,700	189,095

54SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Grand Ocean Retail Group, Ltd.	55,000	$39,006
Grand Pacific Petrochemical Corp.	445,000	295,475
Grape King Bio, Ltd.	37,000	276,522
Great China Metal Industry	132,000	94,296
Great Taipei Gas Company, Ltd.	246,000	186,068
Great Wall Enterprise Company, Ltd.	297,642	276,237
Greatek Electronics, Inc.	116,000	140,036
Green Energy Technology, Inc. (I)	76,000	36,601
GTM Holdings Corp. (I)	85,000	42,737
Hannstar Board Corp.	149,467	91,401
HannStar Display Corp. (I)	915,980	258,574
HannsTouch Solution, Inc. (I)	189,735	54,526
Harvatek Corp. (I)	116,069	34,333
Hey Song Corp.	263,250	267,698
Hi-Clearance, Inc.	19,000	52,705
Highwealth Construction Corp.	387,860	581,457
Hiroca Holdings, Ltd.	20,000	58,883
HiTi Digital, Inc. (I)	25,000	9,507
Hitron Technology, Inc.	100,000	62,898
Hiwin Technologies Corp.	43,001	178,216
Ho Tung Chemical Corp. (I)	713,796	176,976
Holiday Entertainment Company, Ltd.	30,000	46,777
Holtek Semiconductor, Inc.	111,000	167,639
Holy Stone Enterprise Company, Ltd.	154,734	154,080
Hon Hai Precision Industry Company, Ltd.	4,980,440	12,793,585
Hong TAI Electric Industrial	202,000	57,504
Hong YI Fiber Industry Company	31,000	21,931
Horizon Securities Company, Ltd. (I)	90,000	17,547
Hota Industrial Manufacturing Company, Ltd.	75,572	289,200
Hotai Motor Company, Ltd.	61,000	701,174
Hsin Kuang Steel Company, Ltd. (I)	56,153	39,536
Hsin Yung Chien Company, Ltd.	28,200	68,889
Hsing TA Cement Company, Ltd.	125,000	39,060
HTC Corp. (I)	139,700	368,347
Hu Lane Associate, Inc.	33,066	146,951
HUA ENG Wire & Cable Company, Ltd. (I)	288,000	74,811
Hua Nan Financial Holdings Company, Ltd.	1,569,005	796,395
Huaku Development Company, Ltd.	61,353	113,738
Hung Ching Development & Construction Company, Ltd.	101,000	61,388
Hung Poo Real Estate Development Corp.	148,000	125,747
Hung Sheng Construction Company, Ltd.	259,808	146,171
Huxen Corp.	42,000	52,102
Hwa Fong Rubber Company, Ltd.	258,324	90,747
I-Chiun Precision Industry Company, Ltd. (I)	67,000	16,918
I-Sheng Electric Wire & Cable Company, Ltd.	56,000	79,117
Ibase Technology, Inc.	94,657	182,983
Ichia Technologies, Inc. (I)	166,300	72,393
Ideal Bike Corp.	28,000	9,886
Infortrend Technology, Inc.	142,000	67,490
Innolux Corp.	2,373,219	816,586
Inotera Memories, Inc. (I)	2,233,165	2,101,934
Inpaq Technology Company, Ltd.	20,000	12,706
Intai Technology Corp.	20,000	90,736

SEE NOTES TO FUND'S INVESTMENTS55

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Inventec Corp.	789,705	$531,751
ITE Technology, Inc.	64,881	61,765
ITEQ Corp.	150,700	156,063
Jess-Link Products Company, Ltd.	61,000	52,557
Jih Sun Financial Holdings Company, Ltd.	528,478	111,014
Johnson Health Tech Company, Ltd.	30,400	43,061
K Laser Technology, Inc.	51,000	27,395
Kang Na Hsiung Enterprise Company, Ltd.	168,000	57,436
Kaori Heat Treatment Company, Ltd.	29,341	51,942
Kaulin Manufacturing Company, Ltd.	90,490	45,048
KD Holding Corp.	7,000	38,441
KEE TAI Properties Company, Ltd.	253,973	79,618
Kenda Rubber Industrial Company, Ltd.	230,372	335,326
Kenmec Mechanical Engineering Company, Ltd.	84,000	27,912
Kerry TJ Logistics Company, Ltd.	94,000	129,837
Kindom Construction Company, Ltd.	175,000	110,158
King Slide Works Company, Ltd.	16,000	182,804
King Yuan Electronics Company, Ltd.	674,762	556,683
King's Town Bank	448,000	380,344
King's Town Construction Company, Ltd. (I)	85,514	57,941
Kinik Company	74,000	126,912
Kinko Optical Company, Ltd. (I)	62,648	40,413
Kinpo Electronics, Inc.	447,724	159,787
Kinsus Interconnect Technology Corp.	129,000	286,756
KMC Kuei Meng International, Inc.	5,594	18,097
KS Terminals, Inc.	49,000	51,688
Kung Long Batteries Industrial Company, Ltd.	34,000	149,863
Kung Sing Engineering Corp. (I)	36,000	11,190
Kuo Toong International Company, Ltd.	91,356	49,887
Kuoyang Construction Company, Ltd.	227,543	90,390
Kwong Fong Industries	35,640	28,157
Kwong Lung Enterprise Company, Ltd.	16,000	23,571
KYE Systems Corp.	244,702	68,157
L&K Engineering Company, Ltd.	85,952	68,527
LAN FA Textile (I)	108,183	28,111
Lanner Electronics, Inc.	43,013	58,558
Largan Precision Company, Ltd.	15,000	1,729,613
Laser Tek Taiwan Company, Ltd.	9,964	6,412
LCY Chemical Corp.	161,806	190,727
Leader Electronics, Inc.	80,867	24,833
Leadtrend Technology Corp.	8,599	8,954
Lealea Enterprise Company, Ltd.	424,863	107,497
Ledtech Electronics Corp.	6,236	2,735
LEE CHI Enterprises Company, Ltd.	150,000	48,141
Lelon Electronics Corp.	102,085	117,026
Leofoo Development Company, Ltd.	231,087	59,159
LES Enphants Company, Ltd. (I)	45,486	16,729
Lextar Electronics Corp.	172,500	68,071
Li Peng Enterprise Company, Ltd. (I)	392,760	94,266
Lian HWA Food Corp.	51,782	50,564
Lien Hwa Industrial Corp.	409,072	281,902
Lingsen Precision Industries, Ltd. (I)	201,101	75,570
Lite-On Semiconductor Corp.	131,718	86,599

56SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Lite-On Technology Corp.	564,250	$889,416
Long Bon International Company, Ltd.	157,000	87,205
Long Chen Paper Company, Ltd.	407,683	206,974
Longwell Company	61,000	55,544
Lotes Company, Ltd.	26,000	73,557
Lucky Cement Corp.	225,000	65,409
Lumax International Corp., Ltd.	45,395	76,439
Lung Yen Life Service Corp.	31,000	53,555
LuxNet Corp.	21,000	21,483
Macroblock, Inc.	19,000	41,733
Macronix International (I)	3,282,718	415,006
Mag Layers Scientific-Technics Company, Ltd.	13,317	21,185
Makalot Industrial Company, Ltd.	118,813	466,887
Marketech International Corp.	61,000	50,747
Masterlink Securities Corp.	914,593	240,100
Mayer Steel Pipe Corp. (I)	36,407	16,853
Maywufa Company, Ltd.	18,000	7,533
MediaTek, Inc.	94,000	650,862
Mega Financial Holding Company, Ltd.	1,259,531	897,647
Meiloon Industrial Company, Ltd.	84,412	46,179
Mercuries & Associates, Ltd.	154,421	107,512
Mercuries Life Insurance Company, Ltd. (I)	185,424	99,985
Merida Industry Company, Ltd.	43,162	189,841
Merry Electronics Company, Ltd.	41,585	157,525
Micro-Star International Company, Ltd.	215,488	573,566
Microbio Company, Ltd. (I)	41,000	28,592
Microlife Corp.	30,000	68,061
MIN AIK Technology Company, Ltd.	88,000	83,882
Mirle Automation Corp.	53,954	63,832
Mitac Holdings Corp.	112,021	113,770
Mobiletron Electronics Company, Ltd.	5,200	6,266
Motech Industries, Inc. (I)	225,000	189,650
MPI Corp.	20,000	55,552
Nak Sealing Technologies Corp.	59,000	151,699
Namchow Chemical Industrial Company, Ltd.	116,000	235,380
Nan Kang Rubber Tire Company, Ltd.	131,711	121,055
Nan Liu Enterprise Company, Ltd.	16,000	71,438
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	7,694
Nan Ya Plastics Corp.	306,860	645,173
Nan Ya Printed Circuit Board Corp.	124,930	94,678
Nantex Industry Company, Ltd.	95,275	64,126
Nanya Technology Corp.	176,985	246,202
National Petroleum Company, Ltd.	62,000	73,287
Neo Solar Power Corp. (I)	657,100	305,318
New Asia Construction & Development Corp.	225,136	51,534
New Era Electronics Company, Ltd.	44,000	29,755
Nexcom International Company, Ltd.	48,000	45,746
Nichidenbo Corp.	109,979	82,114
Nien Hsing Textile Company, Ltd.	209,572	160,382
Novatek Microelectronics Corp.	250,000	829,009
Nuvoton Technology Corp.	30,000	35,441
Ocean Plastics Company, Ltd. (I)	29,000	23,679
OptoTech Corp.	195,000	85,590

SEE NOTES TO FUND'S INVESTMENTS57

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Orient Semiconductor Electronics, Ltd. (I)	445,000	$160,873
Oriental Union Chemical Corp. (I)	137,300	95,423
Pacific Construction Company, Ltd.	274,002	104,967
Pacific Hospital Supply Company, Ltd.	24,000	63,709
Pan Jit International, Inc.	202,000	93,867
Pan-International Industrial Corp.	116,443	86,505
Parade Technologies, Ltd.	28,000	294,352
Paragon Technologies Company, Ltd. (I)	23,808	16,603
PChome Online, Inc.	37,472	338,972
Pegatron Corp.	786,321	1,868,905
Phihong Technology Company, Ltd. (I)	129,416	39,259
Phison Electronics Corp.	31,000	235,860
Phoenix Tours International, Inc.	15,750	17,211
Pixart Imaging, Inc.	41,830	83,924
Polytronics Technology Corp.	42,000	75,907
Portwell, Inc.	21,000	25,529
Posiflex Technologies, Inc.	28,494	164,428
Pou Chen Corp.	979,448	1,223,645
Power Mate Technology Company, Ltd.	15,000	29,779
Powertech Technology, Inc.	406,000	1,039,724
Poya International Company, Ltd.	33,531	418,808
President Chain Store Corp.	140,000	1,051,103
President Securities Corp.	757,171	268,143
Prime Electronics & Satellitics, Inc. (I)	82,759	24,013
Prince Housing & Development Corp.	741,943	251,332
Princeton Technology Corp. (I)	48,000	12,106
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	90,000	85,073
Promise Technology, Inc.	71,000	30,264
Qisda Corp.	774,440	373,128
Qualipoly Chemical Corp.	53,172	56,224
Quanta Computer, Inc.	529,000	982,794
Quanta Storage, Inc.	77,000	67,204
Quintain Steel Company, Ltd. (I)	72,614	19,360
Radiant Opto-Electronics Corp.	211,343	384,103
Radium Life Tech Company, Ltd. (I)	476,644	146,857
Ralec Electronic Corp.	33,259	48,767
Realtek Semiconductor Corp.	92,706	287,414
Rechi Precision Company, Ltd.	151,038	154,412
Rexon Industrial Corp., Ltd.	57,286	24,671
Rich Development Company, Ltd.	318,000	82,348
Ritek Corp. (I)	619,897	99,367
Ruentex Development Company, Ltd. (I)	129,039	153,811
Ruentex Industries, Ltd.	40,801	74,792
Run Long Construction Company, Ltd.	45,448	46,317
Sampo Corp.	178,997	101,112
San Fang Chemical Industry Company, Ltd.	92,012	102,244
San Far Property, Ltd.	65,000	24,166
San Shing Fastech Corp.	69,479	119,030
Sanyang Motor Company, Ltd.	173,389	114,464
SCI Pharmtech, Inc.	27,044	61,310
Scientech Corp.	19,000	34,813
ScinoPharm Taiwan, Ltd.	38,730	47,936

58SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
SDI Corp.	71,000	$92,363
Sea Sonic Electronics Company, Ltd.	16,000	15,192
Senao International Company, Ltd.	28,000	45,179
Sercomm Corp.	131,000	333,649
Sesoda Corp.	194,653	163,948
Shan-Loong Transportation Company, Ltd.	4,000	3,396
Sheng Yu Steel Company, Ltd.	61,000	70,852
ShenMao Technology, Inc.	38,000	34,333
Shih Her Technologies, Inc.	14,000	12,558
Shih Wei Navigation Company, Ltd. (I)	123,230	37,007
Shihlin Electric & Engineering Corp.	318,213	399,694
Shihlin Paper Corp. (I)	18,000	17,830
Shin Hai Gas Corp.	2,491	3,264
Shin Kong Financial Holding Company, Ltd. (I)	4,129,448	1,063,501
Shin Shin Natural Gas Company	1,000	992
Shin Zu Shing Company, Ltd.	60,933	159,539
Shining Building Business Company, Ltd. (I)	297,367	105,466
Shinkong Insurance Company, Ltd.	168,000	140,574
Shinkong Synthetic Fibers Corp.	1,069,287	304,357
Shinkong Textile Company, Ltd.	109,000	133,469
Shiny Chemical Industrial Company, Ltd.	35,954	58,945
Shuttle, Inc. (I)	82,985	19,575
Sigurd Microelectronics Corp.	284,887	209,317
Silicon Integrated Systems Corp. (I)	354,183	72,562
Siliconware Precision Industries Company	233,846	353,971
Siliconware Precision Industries Company, ADR	75,420	565,650
Simplo Technology Company, Ltd.	104,200	307,526
Sinbon Electronics Company, Ltd.	111,043	232,153
Sincere Navigation Corp.	138,000	87,369
Sinher Technology, Inc.	16,000	25,839
Sinmag Equipment Corp.	28,446	136,962
Sino-American Silicon Products, Inc. (I)	269,000	243,965
Sinon Corp.	199,150	95,629
SinoPac Financial Holdings Company, Ltd.	2,825,002	805,963
Sinphar Pharmaceutical Company, Ltd.	84,177	62,627
Sinyi Realty, Inc.	24,190	24,225
Sirtec International Company, Ltd.	82,000	102,351
Sitronix Technology Corp.	53,000	185,140
Siward Crystal Technology Company, Ltd.	110,301	63,164
Soft-World International Corp.	30,000	59,157
Solar Applied Materials Technology Company (I)	233,899	64,212
Solartech Energy Corp. (I)	148,000	64,694
Sonix Technology Company, Ltd.	92,000	91,604
Southeast Cement Company, Ltd.	282,000	133,259
Spirox Corp.	40,127	22,212
Sporton International, Inc.	64,577	336,958
St. Shine Optical Company, Ltd.	17,000	325,608
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	38,173
Standard Foods Corp.	224,251	531,805
Stark Technology, Inc.	69,000	59,232
Sunonwealth Electric Machine Industry Company, Ltd.	74,000	54,040
Sunplus Technology Company, Ltd.	188,000	66,195
Sunrex Technology Corp.	82,420	44,083

SEE NOTES TO FUND'S INVESTMENTS59

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Sunspring Metal Corp.	45,000	$57,802
Supreme Electronics Company, Ltd.	127,890	101,937
Swancor Holding Company, Ltd.	34,402	75,878
Sweeten Real Estate Development Company, Ltd.	122,587	56,719
Syncmold Enterprise Corp.	63,000	115,492
Synnex Technology International Corp.	295,188	301,087
Sysage Technology Company, Ltd.	71,552	59,503
T-Mac Techvest PCB Company, Ltd.	42,000	16,568
TA Chen Stainless Pipe (I)	509,605	293,459
Ta Ya Electric Wire & Cable Company, Ltd. (I)	380,406	66,383
TA-I Technology Company, Ltd.	96,611	57,088
Tah Hsin Industrial Company, Ltd.	97,500	76,560
TAI Roun Products Company, Ltd.	67,000	22,927
Tai Tung Communication Company, Ltd. (I)	22,361	12,577
Taichung Commercial Bank	1,880,715	542,273
TaiDoc Technology Corp.	23,099	77,640
Taiflex Scientific Company, Ltd.	164,220	167,040
Taimide Tech, Inc.	59,850	60,542
Tainan Enterprises Company, Ltd.	66,467	63,697
Tainan Spinning Company, Ltd.	965,397	371,629
Tainergy Tech Company, Ltd.	137,000	53,700
Taishin Financial Holding Company, Ltd.	1,353,419	496,240
Taisun Enterprise Company, Ltd. (I)	133,026	66,216
Taita Chemical Company, Ltd. (I)	89,188	24,648
Taiwan Acceptance Corp.	80,000	192,399
Taiwan Business Bank	2,197,153	555,864
Taiwan Cement Corp.	496,726	572,583
Taiwan Chinsan Electronic Industrial Company, Ltd.	54,000	103,388
Taiwan Cogeneration Corp.	165,137	116,095
Taiwan Cooperative Financial Holding Company, Ltd.	2,057,340	906,245
Taiwan FamilyMart Company, Ltd.	18,000	122,056
Taiwan Fertilizer Company, Ltd.	161,000	204,714
Taiwan Fire & Marine Insurance Company	133,000	84,637
Taiwan FU Hsing Industrial Company, Ltd.	52,000	66,653
Taiwan Glass Industry Corp. (I)	423,894	179,380
Taiwan Hon Chuan Enterprise Company, Ltd.	173,329	295,689
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	67,000	37,756
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	544,353	173,327
Taiwan Line Tek Electronic	72,623	45,702
Taiwan Mask Corp. (I)	213,850	55,186
Taiwan Mobile Company, Ltd.	300,700	1,012,381
Taiwan Navigation Company, Ltd.	54,000	22,234
Taiwan Paiho, Ltd.	111,342	339,836
Taiwan PCB Techvest Company, Ltd.	168,227	163,726
Taiwan Prosperity Chemical Corp. (I)	47,000	26,775
Taiwan Pulp & Paper Corp. (I)	251,640	84,501
Taiwan Sakura Corp.	80,924	91,614
Taiwan Sanyo Electric Company, Ltd.	79,900	60,948
Taiwan Secom Company, Ltd.	117,430	320,705
Taiwan Semiconductor Company, Ltd.	159,000	162,462
Taiwan Semiconductor Manufacturing Company, Ltd.	5,837,000	33,565,255
Taiwan Shin Kong Security Company, Ltd.	159,460	197,348

60SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Taiwan Styrene Monomer Corp.	191,821	$126,039
Taiwan Surface Mounting Technology Company, Ltd.	146,636	118,641
Taiwan TEA Corp.	261,723	117,762
Taiwan Union Technology Corp.	115,000	114,378
Taiyen Biotech Company, Ltd.	27,472	25,784
Tatung Company, Ltd. (I)	636,526	196,086
Te Chang Construction Company, Ltd.	73,273	52,852
Teco Electric & Machinery Company, Ltd.	437,109	365,911
Ten Ren Tea Company, Ltd.	35,000	40,187
Test Research, Inc.	69,596	89,574
Test Rite International Company, Ltd.	154,549	92,921
The Ambassador Hotel	219,000	161,396
Thinking Electronic Industrial Company, Ltd.	46,000	89,765
Thye Ming Industrial Company, Ltd.	98,250	110,390
Ton Yi Industrial Corp.	376,000	160,861
Tong Hsing Electronic Industries, Ltd.	82,951	246,648
Tong Yang Industry Company, Ltd.	230,043	489,432
Tong-Tai Machine & Tool Company, Ltd.	97,590	64,882
Topco Scientific Company, Ltd.	103,443	254,944
Topco Technologies Corp.	11,000	21,565
Topoint Technology Company, Ltd.	70,248	42,353
Toung Loong Textile Manufacturing	55,000	132,556
TPK Holding Company, Ltd. (I)	108,000	181,732
Trade-Van Information Services Company	14,000	11,204
Transcend Information, Inc.	53,000	145,289
Tripod Technology Corp.	132,770	304,090
TrueLight Corp.	7,000	11,696
Tsann Kuen Enterprise Company, Ltd.	48,220	43,285
TSC Auto ID Technology Company, Ltd.	9,900	64,180
TSRC Corp.	210,706	212,634
Ttet Union Corp.	30,000	78,848
TTFB Company, Ltd.	4,000	27,410
TTY Biopharm Company, Ltd.	45,094	137,380
Tung Ho Steel Enterprise Corp.	277,138	189,367
Tung Thih Electronic Company, Ltd.	23,258	199,757
TURVO International Company, Ltd.	27,062	72,197
TXC Corp.	111,659	143,553
TYC Brother Industrial Company, Ltd.	125,531	133,115
Tycoons Group Enterprise Company, Ltd. (I)	379,536	57,255
Tyntek Corp.	181,702	65,147
U-Ming Marine Transport Corp.	170,000	138,956
Uni-President Enterprises Corp.	1,520,803	2,594,804
Unimicron Technology Corp.	742,855	277,963
Union Bank of Taiwan	1,420,506	399,534
Union Insurance Company, Ltd.	34,620	17,609
Unitech Computer Company, Ltd.	112,039	58,397
Unitech Printed Circuit Board Corp.	238,869	71,525
United Integrated Services Company, Ltd.	58,000	87,748
United Microelectronics Corp.	6,521,468	2,299,690
Unity Opto Technology Company, Ltd.	115,389	47,342
Universal Cement Corp.	364,058	282,398
Unizyx Holding Corp. (I)	115,000	52,413
UPC Technology Corp.	263,938	102,134

SEE NOTES TO FUND'S INVESTMENTS61

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
USI Corp.	403,801	$200,702
Vanguard International Semiconductor Corp.	314,000	589,691
Ve Wong Corp.	106,450	74,693
Viking Tech Corp.	6,770	4,247
Visual Photonics Epitaxy Company, Ltd.	106,275	153,017
Vivotek, Inc.	35,574	90,941
Wafer Works Corp. (I)	253,335	76,908
Wah Hong Industrial Corp.	14,835	8,502
Wah Lee Industrial Corp.	86,000	123,431
Walsin Lihwa Corp.	682,000	286,832
Walsin Technology Corp.	385,787	434,058
Walton Advanced Engineering, Inc.	159,661	61,811
Wan Hai Lines, Ltd.	281,216	146,097
WAN HWA Enterprise Company	3,693	1,567
Waterland Financial Holding Company, Ltd.	1,681,064	430,119
Wei Chuan Foods Corp. (I)	67,000	37,875
Weikeng Industrial Company, Ltd.	191,228	101,361
Well Shin Technology Company, Ltd.	52,420	82,065
Win Semiconductors Corp.	159,582	452,714
Winbond Electronics Corp.	1,110,000	343,552
Winstek Semiconductor Company, Ltd.	23,000	16,928
Wintek Corp. (I)	819,661	0
Wisdom Marine Lines Company, Ltd. (I)	148,427	144,366
Wistron Corp.	1,031,586	735,160
Wistron NeWeb Corp.	186,078	549,843
Wowprime Corp.	11,000	47,614
WPG Holdings Company, Ltd.	454,760	561,466
WT Microelectronics Company, Ltd.	304,347	428,753
WUS Printed Circuit Company, Ltd.	108,000	56,963
XAC Automation Corp.	23,000	41,042
Xxentria Technology Materials Corp.	56,124	140,686
Yageo Corp.	230,386	430,066
Yang Ming Marine Transport Corp. (I)	581,916	104,942
YC Company, Ltd.	255,801	95,420
YC INOX Company, Ltd.	254,100	209,726
YCC Parts Manufacturing Company, Ltd.	11,000	12,439
Yea Shin International Development Company, Ltd.	65,000	26,472
Yeong Guan Energy Technology Group Company, Ltd.	34,324	115,004
YFY, Inc.	644,614	194,011
Yi Jinn Industrial Company, Ltd.	129,104	41,656
Yieh Phui Enterprise Company, Ltd. (I)	477,838	184,027
Yonyu Plastics Company, Ltd.	53,450	59,126
Young Fast Optoelectronics Company, Ltd. (I)	36,648	13,886
Young Optics, Inc.	25,000	21,146
Youngtek Electronics Corp.	59,058	84,259
Yuanta Financial Holdings Company, Ltd.	3,058,369	1,107,446
Yulon Motor Company, Ltd.	214,900	186,157
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	46,850	113,654
Yungshin Construction & Development Company	57,400	43,148
Yungshin Global Holding Corp.	101,250	147,025
Yungtay Engineering Company, Ltd.	198,000	276,809
Zeng Hsing Industrial Company, Ltd.	33,232	157,103
Zenitron Corp.	91,000	48,234

62SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Zhen Ding Technology Holding, Ltd.	197,450	$394,844
Zig Sheng Industrial Company, Ltd.	206,665	60,382
Zinwell Corp.	76,000	74,115
Zippy Technology Corp.	70,000	76,626
ZongTai Real Estate Development Company, Ltd.	103,231	60,703
Thailand 2.8%		30,487,379
AAPICO Hitech PCL	34,300	13,067
Advanced Info Service PCL	195,491	791,367
Advanced Information Technology PCL	19,300	13,481
AEON Thana Sinsap Thailand PCL, NVDR	12,800	37,303
Airports of Thailand PCL	85,400	961,707
AJ Plast PCL	93,200	22,191
Amata Corp. PCL	242,600	74,045
Ananda Development PCL	823,900	112,581
AP Thailand PCL	497,378	97,676
Asia Aviation PCL, NVDR	604,500	110,827
Asia Green Energy PCL	65,472	2,822
Asia Plus Group Holdings PCL	303,900	29,454
Asia Sermkij Leasing PCL, NVDR	79,100	48,532
Asian Insulators PCL	1,650,880	70,330
Asian Phytoceuticals PCL	173,919	7,899
Bangkok Aviation Fuel Services PCL	110,125	113,373
Bangkok Bank PCL	16,405	72,548
Bangkok Chain Hospital PCL	410,925	162,315
Bangkok Dusit Medical Services PCL	467,900	305,482
Bangkok Expressway & Metro PCL	3,854,725	836,564
Bangkok Insurance PCL	11,270	108,655
Bangkok Land PCL	2,434,500	118,658
Bangkok Life Assurance PCL, NVDR	73,960	109,243
Banpu PCL	473,700	247,604
Beauty Community PCL	592,700	182,480
BEC World PCL	374,700	194,258
Berli Jucker PCL	89,600	131,895
BTS Group Holdings PCL	338,300	82,438
Bumrungrad Hospital PCL	52,500	282,266
Cal-Comp Electronics Thailand PCL	2,208,192	160,776
Central Pattana PCL	461,900	730,732
Central Plaza Hotel PCL	274,400	317,008
CH Karnchang PCL	101,223	89,356
Charoen Pokphand Foods PCL	690,033	556,362
Christiani & Nielsen Thai	17,200	1,914
Chularat Hospital PCL	730,700	59,351
CK Power PCL	1,256,200	129,913
COL PCL	20,700	17,842
Country Group Development PCL (I)	1,267,400	35,513
CP ALL PCL	573,400	968,557
CS Loxinfo PCL	101,600	16,530
Delta Electronics Thailand PCL	88,100	186,873
Demco PCL (I)	89,600	18,809
Dhipaya Insurance PCL	57,600	67,007
Diamond Building Products PCL	44,900	6,422
Dynasty Ceramic PCL	1,643,800	209,035

SEE NOTES TO FUND'S INVESTMENTS63

Emerging Markets Fund

	Shares	Value
Thailand (continued)
E for L Aim PCL	1,774,500	$13,905
Eastern Water Resources Development & Management PCL	466,500	146,414
Electricity Generating PCL	35,200	196,302
Energy Absolute PCL	388,200	321,059
Esso Thailand PCL (I)	815,300	302,008
G J Steel PCL (I)	4,215,750	37,775
G Steel PCL (I)	2,532,540	22,671
GFPT PCL	160,800	65,958
Glow Energy PCL	115,100	254,936
GMM Grammy PCL (I)	60,740	17,195
Golden Land Property Development PCL	358,000	63,144
Grand Canal Land PCL	788,200	56,051
Hana Microelectronics PCL	84,500	73,362
Home Product Center PCL	1,142,812	329,793
Ichitan Group PCL	115,200	32,651
Indorama Ventures PCL	425,200	392,554
Intouch Holdings PCL (L)	126,600	176,296
IRPC PCL	2,817,200	381,676
Italian-Thai Development PCL (I)	588,976	83,411
JAS Asset PCL	20,934	1,454
Jasmine International PCL	819,638	174,504
Jay Mart PCL	168,330	54,186
Kang Yong Electric PCL	2,800	29,638
Kasikornbank PCL	154,300	733,878
Kasikornbank PCL, NVDR	30,700	145,575
KCE Electronics PCL	72,400	244,335
KGI Securities Thailand PCL	412,600	44,853
Khon Kaen Sugar Industry PCL	825,236	92,627
Khonburi Sugar PCL	69,700	14,551
Kiatnakin Bank PCL	97,000	149,995
Krung Thai Bank PCL	674,150	332,086
Krungthai Card PCL	52,400	214,280
Land & Houses PCL, NVDR	490,300	122,884
Lanna Resources PCL	185,400	72,188
LH Financial Group PCL	1,961,900	95,056
LPN Development PCL	285,800	80,015
Major Cineplex Group PCL	228,500	204,833
Malee Group PCL	18,000	56,713
Maybank Kim Eng Securities Thailand PCL	21,400	13,375
MBK PCL	650,300	266,102
MCOT PCL	190,500	69,987
Mega Lifesciences PCL	96,600	69,732
Minor International PCL	283,345	297,511
MK Restaurants Group PCL	63,900	102,967
Modernform Group PCL	114,800	19,281
Muang Thai Insurance PCL	2,600	9,585
Nation Multimedia Group PCL	951,500	29,866
Noble Development PCL (I)	37,100	15,389
Nok Airlines PCL (I)	32,800	6,754
Padaeng Industry PCL	80,100	42,146
Polyplex Thailand PCL (I)	221,600	80,755
Pranda Jewelry PCL	28,400	2,755
Precious Shipping PCL (I)	322,100	73,920

64SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Premier Marketing PCL	127,100	$31,537
Property Perfect PCL	3,032,300	76,476
Pruksa Real Estate PCL	437,700	186,357
PTG Energy PCL	335,800	303,555
PTT Exploration & Production PCL	444,828	1,036,848
PTT Global Chemical PCL	118,192	207,754
PTT PCL	426,000	4,190,740
Quality Houses PCL	1,346,671	95,749
Raimon Land PCL	771,200	27,211
Ratchaburi Electricity Generating Holding PCL	119,800	167,635
Ratchthani Leasing PCL	389,300	53,827
Regional Container Lines PCL	244,200	38,296
Robinson Department Store PCL	46,200	85,471
Rojana Industrial Park PCL	614,960	78,057
RS PCL	266,300	60,457
Saha-Union PCL	218,200	235,358
Sahaviriya Steel Industries PCL (I)	12,921,580	18,108
Samart Corp. PCL	328,600	118,708
Samart I-Mobile PCL (I)	782,300	20,380
Samart Telcoms PCL	273,100	76,404
Sansiri PCL	3,142,709	143,438
SC Asset Corp. PCL	1,461,393	138,353
Siam Cement PCL, Foreign Shares	2,850	38,824
Siam Cement PCL, NVDR	62,300	831,024
Siam City Cement PCL	37,800	284,771
Siam Commercial Bank PCL, Foreign Shares	80,431	329,593
Siam Future Development PCL	424,443	71,935
Siam Global House PCL	117,725	56,028
Siamgas & Petrochemicals PCL	229,500	72,811
Sino-Thai Engineering & Construction PCL	196,128	159,316
SNC Former PCL	101,500	42,068
Somboon Advance Technology PCL	113,107	41,199
SPCG PCL	276,900	165,997
Sri Ayudhya Capital PCL	25,800	23,503
Sri Trang Agro-Industry PCL	195,400	91,452
Srithai Superware PCL	1,311,800	65,123
STP & I PCL	431,070	127,775
Supalai PCL	419,000	267,507
SVI PCL	397,828	52,378
Symphony Communication PCL	39,108	8,550
Syntec Construction PCL	378,900	47,323
Tata Steel Thailand PCL (I)	2,369,400	52,410
Thai Agro Energy PCL	55,500	4,698
Thai Airways International PCL (I)	472,911	325,647
Thai Central Chemical PCL	1,900	1,838
Thai Oil PCL	155,300	322,241
Thai Reinsurance PCL	592,800	34,540
Thai Rung Union Car PCL	44,160	4,679
Thai Stanley Electric PCL	18,200	89,003
Thai Union Group PCL	344,000	199,787
Thai Vegetable Oil PCL	172,600	188,188
Thai-German Ceramic PCL	194,800	12,648
Thaicom PCL	203,500	114,522

SEE NOTES TO FUND'S INVESTMENTS65

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Thaire Life Assurance PCL	127,700	$33,828
Thanachart Capital PCL	173,700	214,142
The Bangchak Petroleum PCL	275,200	252,942
The Erawan Group PCL	282,300	36,373
Thoresen Thai Agencies PCL	218,937	59,758
TICON Industrial Connection PCL	150,444	65,743
Tipco Asphalt PCL, NVDR	232,200	117,670
Tisco Financial Group PCL	113,700	172,005
TMB Bank PCL	2,793,700	157,905
Total Access Communication PCL	377,800	359,214
Total Access Communication PCL, NVDR	227,400	216,213
TPI Polene PCL	2,831,200	184,066
TPI Polene PCL	17,477	6,348
True Corp. PCL	855,188	171,244
TTCL PCL	53,400	31,417
TTW PCL	941,200	284,750
Unique Engineering & Construction PCL	255,880	127,497
Univentures PCL	537,200	95,029
Vanachai Group PCL	395,380	152,815
VGI Global Media PCL	1,330,000	190,007
Vibhavadi Medical Center PCL	1,142,300	92,190
Vinythai PCL	100,000	39,239
Workpoint Entertainment PCL	60,540	64,889
Turkey 1.2%		12,405,414
Adana Cimento Sanayii TAS, Class A	49,105	84,275
Adel Kalemcilik Ticaret ve Sanayi AS	789	3,425
Afyon Cimento Sanayi TAS (I)(L)	16,048	35,835
Akbank TAS	349,097	764,872
Akcansa Cimento AS	34,570	125,902
Akenerji Elektrik Uretim AS (I)(L)	174,702	41,127
Aksa Akrilik Kimya Sanayii AS	67,051	174,380
Aksigorta AS (I)	39,780	25,807
Alarko Holding AS	48,913	58,845
Albaraka Turk Katilim Bankasi AS	206,579	70,882
Alkim Alkali Kimya AS	2,994	14,635
Anadolu Anonim Turk Sigorta Sirketi (I)	291,321	160,114
Anadolu Cam Sanayii AS (I)	94,221	62,471
Anadolu Efes Biracilik Ve Malt Sanayii AS	46,524	244,680
Anadolu Hayat Emeklilik AS	53,183	72,074
Arcelik AS	50,908	296,394
Aselsan Elektronik Sanayi Ve Ticaret AS	11,895	38,276
Aygaz AS	10,717	34,105
Bagfas Bandirma Gubre Fabrikalari AS (I)	10,105	26,068
Baticim Bati Anadolu Cimento Sanayii AS	24,319	44,098
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)	51,910	59,108
BIM Birlesik Magazalar AS	57,192	801,352
Bizim Toptan Satis Magazalari AS	15,207	45,994
Bolu Cimento Sanayii AS	34,401	60,616
Borusan Mannesmann Boru Sanayi ve Ticaret AS	28,396	64,014
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	17,020	365,022
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	24,154	43,283
Bursa Cimento Fabrikasi AS	9,487	15,837

66SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Celebi Hava Servisi AS	5,705	$32,457
Cimsa Cimento Sanayi VE Ticaret AS	37,519	161,504
Coca-Cola Icecek AS	25,325	241,236
Dogan Sirketler Grubu Holding AS (I)	561,309	114,287
Dogus Otomotiv Servis ve Ticaret AS	38,241	94,249
Eczacibasi Yatirim Holding Ortakligi AS	11,435	28,429
EGE Endustri VE Ticaret AS	731	41,712
EGE Seramik Sanayi ve Ticaret AS (I)	34,070	28,225
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	88,388	74,525
Enka Insaat ve Sanayi AS	57,923	78,585
Eregli Demir ve Celik Fabrikalari TAS	137,524	188,215
Fenerbahce Futbol AS (I)	6,844	75,366
Ford Otomotiv Sanayi AS	20,408	171,264
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)	3,124	26,639
Global Yatirim Holding AS	88,000	38,887
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (I)	54,847	3,352
Goodyear Lastikleri TAS	33,270	32,378
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)	18,319	9,846
Gubre Fabrikalari TAS	65,346	81,299
Ihlas Holding AS (I)	605,090	49,410
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	10,208	22,881
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (I)	115,194	66,870
Is Finansal Kiralama AS	125,676	40,954
Is Yatirim Menkul Degerler AS	64,156	22,387
Izmir Demir Celik Sanayi AS (I)	74,109	56,203
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	151,956	55,689
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	24,268	9,598
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	217,087	64,972
KOC Holding AS	76,308	276,153
Konya Cimento Sanayii AS	697	50,375
Koza Altin Isletmeleri AS (I)	29,495	134,046
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	187,408	113,548
Mardin Cimento Sanayii ve Ticaret AS	30,310	35,640
Metro Ticari ve Mali Yatirimlar Holding AS (I)	120,069	29,729
Migros Ticaret AS (I)	19,997	100,658
NET Holding AS (I)	117,055	104,882
Netas Telekomunikasyon AS (I)	5,012	14,493
Nuh Cimento Sanayi AS	31,200	85,102
Otokar Otomotiv ve Savunma Sanayi AS	5,814	208,426
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	28,012	16,196
Pegasus Hava Tasimaciligi AS (I)(L)	21,148	76,889
Petkim Petrokimya Holding AS	339,849	360,328
Pinar Entegre Et ve Un Sanayi AS	4,670	13,551
Pinar SUT Mamulleri Sanayii AS	7,161	30,315
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	56,254	49,256
Sekerbank TAS (I)	98,408	31,469
Selcuk Ecza Deposu Ticaret ve Sanayi AS	55,799	51,625
Soda Sanayii AS	61,192	80,678
Tat Gida Sanayi AS	25,714	40,026
TAV Havalimanlari Holding AS	91,251	343,027
Tekfen Holding AS	68,194	120,357
Tofas Turk Otomobil Fabrikasi AS	9,454	58,945
Trakya Cam Sanayii AS	235,277	192,011

SEE NOTES TO FUND'S INVESTMENTS67

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS	28,948	$576,648
Turcas Petrol AS	70,133	27,729
Turk Hava Yollari AO (I)	329,467	460,587
Turk Traktor ve Ziraat Makineleri AS	7,956	168,933
Turkcell Iletisim Hizmetleri AS (I)	229,464	602,726
Turkiye Garanti Bankasi AS	363,928	769,632
Turkiye Halk Bankasi AS	63,719	162,540
Turkiye Is Bankasi, Class C	104,942	146,945
Turkiye Sinai Kalkinma Bankasi AS	457,207	165,980
Turkiye Sise ve Cam Fabrikalari AS	290,574	279,894
Turkiye Vakiflar Bankasi TAO, Class D	187,273	226,608
Ulker Biskuvi Sanayi AS	52,490	263,330
Vestel Elektronik Sanayi ve Tracaret AS (I)	44,957	78,277
Yapi ve Kredi Bankasi AS (I)	95,554	86,503
Zorlu Enerji Elektrik Uretim AS (I)	61,502	26,447
Ukraine 0.1%		635,107
Kernel Holding SA	41,077	635,107
United States 0.0%		241,227
Bizlink Holding, Inc.	18,677	89,656
Nexteer Automotive Group, Ltd.	121,000	151,571
Preferred securities 2.2%		$24,231,444
(Cost $28,580,814)
Brazil 2.0%		22,393,985
AES Tiete Energia SA	677	534
Alpargatas SA	71,854	217,622
Banco ABC Brasil SA	43,041	175,416
Banco Bradesco SA	352,586	3,093,963
Banco do Estado do Rio Grande do Sul SA, B Shares	157,600	523,981
Banco Pan SA	212,491	86,737
Banco Pine SA	35,728	44,445
Braskem SA, A Shares	13,000	105,496
Centrais Eletricas Brasileiras SA, B Shares (I)	51,248	428,808
Centrais Eletricas Santa Catarina	7,100	30,246
Cia Brasileira de Distribuicao	19,700	317,473
Cia de Gas de Sao Paulo COMGAS, A Shares	19,897	263,654
Cia de Saneamento do Parana	20,911	69,169
Cia de Transmissao de Energia Eletrica Paulista	13,518	252,136
Cia Energetica de Minas Gerais	178,018	414,871
Cia Energetica de Sao Paulo, B Shares	58,495	226,186
Cia Energetica do Ceara, A Shares	6,400	85,199
Cia Ferro Ligas da Bahia - Ferbasa	19,876	43,204
Cia Paranaense de Energia, B Shares	25,000	213,487
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	36,948	95,585
Eucatex SA Industria e Comercio	24,300	19,173
Itau Unibanco Holding SA	862,293	9,006,860
Lojas Americanas SA	226,577	1,095,139
Marcopolo SA	138,857	108,158
Petroleo Brasileiro SA (I)	519,176	2,447,399
Randon SA Implementos e Participacoes (I)	88,725	93,000
Suzano Papel e Celulose SA, A Shares	217,653	827,323
Telefonica Brasil SA	60,799	810,395

68SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

			Shares	Value
Brazil (continued)
	Unipar Carbocloro SA		61,201	$122,829
	Usinas Siderurgicas de Minas Gerais SA, A Shares (I)		238,359	292,128
	Vale SA		117,175	883,369
Chile 0.1%				722,115
	Coca-Cola Embonor SA, B Shares		720	1,566
	Embotelladora Andina SA, B Shares		123,821	448,277
	Sociedad Quimica y Minera de Chile SA, B Shares		9,605	272,272
Colombia 0.1%				910,382
	Banco Davivienda SA		38,581	359,628
	Bancolombia SA		19,666	166,301
	Grupo Argos SA		4,425	24,898
	Grupo Aval Acciones y Valores SA		607,898	230,336
	Grupo de Inversiones Suramericana SA		11,563	129,219
India 0.0%				9,177
	UPL, Ltd. (I)		46,767	9,177
Panama 0.0%				103,601
	Avianca Holdings SA		118,857	103,601
South Korea 0.0%				92,184
	Hanwha Corp. (I)		6,358	92,184
Investment companies 0.0%				$442,394
(Cost $273,595)
South Korea 0.0%				442,394
	Macquarie Korea Infrastructure Fund		61,187	442,394
Rights 0.0%				$62,777
(Cost $0)
	Cosmax, Inc. (Expiration Date: 12-16-16; Strike Price: KRW 91,100.00) (I)		288	4,890
	Heung-A Shipping Company, Ltd. (Expiration Date: 12-23-16; Strike Price: KRW 1,160.00) (I)(L)		8,656	851
	Jasa Marga Persero Tbk PT (Expiration Date: 12-9-16; Strike Price: IDR 3,900.00) (I)		38,252	706
	Jay Mart PCL (Expiration Date: 2-23-18; Strike Price: THB 10.00) (I)		45,595	1,917
	MMG, Ltd. (Expiration Date: 12-8-16; Strike Price: HKD 1.50) (I)		620,000	51,956
	Posiflex Technologies, Inc. (Expiration Date: 12-7-16; Strike Price: TWD 173.50) (I)		977	322
	Siloam International Hospitals Tbk PT (Expiration Date: 12-14-16; Strike Price: IDR 9,000.00) (I)		8,775	971
	Solid, Inc. (Expiration Date: 12-6-16; Strike Price: KRW 1,815.00) (I)		1,308	1,164
	Yield (%)		Shares	Value
Securities lending collateral 0.3%				$2,792,415
(Cost $2,791,522)
John Hancock Collateral Trust (W)	0.6739(Y	)	279,024	2,792,415
Short-term investments 2.2%				$23,330,422
(Cost $23,330,422)
Money market funds 2.2%				23,330,422
Western Asset Institutional Government Reserves Fund, Institutional Class	0.3100(Y	)	23,330,422	23,330,422
Total investments (Cost $995,757,846)† 100.0%				$1,075,882,467
Other assets and liabilities, net 0.0%				($281,910)
Total net assets 100.0%				$1,075,600,557

SEE NOTES TO FUND'S INVESTMENTS69

Emerging Markets Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
THB	Thai Baht
TWD	Taiwan New Dollar
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $2,572,183.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,009,698,708. Net unrealized appreciation aggregated to $66,183,759, of which $275,272,056 related to appreciated investment securities and $209,088,297 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-16:

Information technology	20.4%
Financials	17.6%
Consumer discretionary	11.2%
Materials	10.5%
Industrials	9.0%
Consumer staples	8.7%
Energy	5.1%
Telecommunication services	5.0%
Utilities	3.7%
Health care	3.2%
Real estate	3.1%
Short-term investments and other	2.5%
TOTAL	100.0%

70SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$347,650	—	$347,650	—
Brazil	61,942,194	$14,072,366	47,869,828	—
Chile	15,330,377	4,125,390	11,204,987	—
China	105,841,005	4,212,279	101,015,763	$612,963
Colombia	4,213,762	4,213,762	—	—
Cyprus	70,170	—	70,170	—
Czech Republic	2,519,891	—	2,519,891	—
Egypt	1,023,740	—	1,023,740	—
Greece	3,507,275	—	3,507,275	—
Guernsey, Channel Islands	196,046	—	196,046	—
Hong Kong	47,228,317	15,626,396	30,976,842	625,079
Hungary	3,519,435	—	3,519,435	—
India	139,422,843	2,109,347	137,257,558	55,938
Indonesia	36,131,434	1,328,287	34,674,282	128,865
Malaysia	41,244,168	—	41,244,168	—
Malta	1,389,694	—	1,389,694	—
Mexico	47,415,835	47,415,835	—	—
Netherlands	2,233,949	—	2,233,949	—
Peru	2,894,710	2,894,710	—	—

       71

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Philippines	18,807,789	—	18,806,657	1,132
Poland	16,523,453	—	16,523,453	—
Russia	10,265,104	1,994,394	8,270,710	—
Singapore	34,448	—	34,448	—
South Africa	83,149,080	7,365,401	75,764,330	19,349
South Korea	153,706,736	7,706,784	145,887,133	112,819
Taiwan	182,294,783	5,106,313	177,124,258	64,212
Thailand	30,487,379	—	30,392,593	94,786
Turkey	12,405,414	—	12,402,062	3,352
Ukraine	635,107	—	635,107	—
United States	241,227	—	241,227	—
Preferred securities
Brazil	22,393,985	—	22,393,985	—
Chile	722,115	—	722,115	—
Colombia	910,382	910,382	—	—
India	9,177	—	9,177	—
Panama	103,601	103,601	—	—
South Korea	92,184	—	92,184	—
Investment companies	442,394	—	442,394	—
Rights	62,777	56,846	5,931	—
Securities lending collateral	2,792,415	2,792,415	—	—
Short-term investments	23,330,422	23,330,422	—	—
Total investments in securities	$1,075,882,467	$145,364,930	$928,799,042	$1,718,495
Other financial instruments:
Futures	$744,365	$744,365	—	—

Securities with a market value of approximately $85,315,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2016, the fund used futures contracts to equitize cash balances. The following table summarizes the contracts held at November 30, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini Futures	200	Long	Dec 2016	$21,243,635	$21,988,000	$744,365

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       72

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q1	11/16
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		1/17

John Hancock

Equity Income Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsEquity Income Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 96.9%		$1,651,491,822
(Cost $1,280,337,556)
Consumer discretionary 9.2%		156,607,276
Auto components 0.6%
Adient PLC (I)	189,382	10,143,300
Automobiles 0.4%
Ford Motor Company	327,100	3,912,116
General Motors Company	72,539	2,504,772
Hotels, restaurants and leisure 1.8%
Carnival Corp.	228,900	11,767,749
Las Vegas Sands Corp.	296,300	18,569,121
Leisure products 0.9%
Mattel, Inc. (L)	518,600	16,372,202
Media 3.9%
Comcast Corp., Class A	295,700	20,554,107
News Corp., Class A	1,081,600	12,503,296
The Walt Disney Company	93,700	9,287,544
Time Warner, Inc.	22,866	2,099,556
Twenty-First Century Fox, Inc., Class B	788,300	22,119,698
Multiline retail 1.5%
Kohl's Corp. (L)	276,900	14,905,527
Macy's, Inc.	250,900	10,587,980
Specialty retail 0.1%
Staples, Inc.	132,400	1,280,308
Consumer staples 5.3%		90,865,028
Beverages 1.6%
Diageo PLC	365,946	9,149,661
PepsiCo, Inc.	189,400	18,958,940
Food and staples retailing 0.9%
Wal-Mart Stores, Inc.	212,200	14,945,246
Food products 1.9%
Archer-Daniels-Midland Company	448,300	19,380,009
Kellogg Company	116,800	8,409,600
McCormick & Company, Inc.	16,000	1,459,200
The Hershey Company	23,900	2,309,696
Personal products 0.6%
Avon Products, Inc. (I)	575,600	3,090,972
Coty, Inc., Class A (I)	424,133	7,935,528
Tobacco 0.3%
Philip Morris International, Inc.	59,200	5,226,176
Energy 10.7%		181,649,174
Oil, gas and consumable fuels 10.7%
Apache Corp.	268,696	17,720,501
Canadian Natural Resources, Ltd.	273,600	9,239,472
Chevron Corp.	163,660	18,257,910
EQT Corp.	72,060	5,049,965
Exxon Mobil Corp.	514,824	44,944,135
Hess Corp.	344,700	19,289,412
Occidental Petroleum Corp.	200,300	14,293,408

2SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Royal Dutch Shell PLC, ADR, Class A	450,900	$23,040,990
Targa Resources Corp.	28,300	1,508,107
TOTAL SA, ADR	593,900	28,305,274
Financials 24.3%		414,386,814
Banks 10.4%
Bank of America Corp.	772,022	16,305,105
Citigroup, Inc.	432,100	24,366,119
Fifth Third Bancorp	580,100	15,094,202
JPMorgan Chase & Co.	703,514	56,400,717
KeyCorp	716,100	12,395,691
Royal Bank of Scotland Group PLC (I)	2,507,389	6,085,021
The PNC Financial Services Group, Inc.	132,200	14,613,388
U.S. Bancorp	111,000	5,507,820
Wells Fargo & Company	498,500	26,380,620
Capital markets 7.2%
Ameriprise Financial, Inc.	198,900	22,716,369
Morgan Stanley	833,600	34,477,696
Northern Trust Corp.	273,400	22,459,810
Och-Ziff Capital Management Group LLC, Class A (I)	525,200	1,575,600
State Street Corp.	324,800	25,594,240
The Bank of New York Mellon Corp.	316,500	15,008,430
Consumer finance 1.2%
American Express Company	294,600	21,222,984
Insurance 5.5%
Chubb, Ltd.	24,604	3,149,312
Loews Corp.	619,900	27,678,535
Marsh & McLennan Companies, Inc.	299,200	20,737,552
MetLife, Inc.	556,300	30,602,063
Willis Towers Watson PLC	54,982	6,838,111
XL Group, Ltd.	143,300	5,177,429
Health care 8.7%		147,485,586
Biotechnology 0.5%
Gilead Sciences, Inc.	108,300	7,981,710
Health care equipment and supplies 0.9%
Becton, Dickinson and Company	73,100	12,361,210
Medtronic PLC	55,100	4,022,851
Health care providers and services 1.4%
Anthem, Inc.	162,792	23,202,744
Pharmaceuticals 5.9%
Bristol-Myers Squibb Company	237,200	13,387,568
GlaxoSmithKline PLC	466,472	8,704,773
Johnson & Johnson	256,800	28,581,840
Merck & Company, Inc.	256,400	15,689,116
Pfizer, Inc.	1,043,988	33,553,774
Industrials 11.8%		200,931,124
Aerospace and defense 2.2%
The Boeing Company	226,100	34,041,616
United Technologies Corp.	36,000	3,877,920

SEE NOTES TO FUND'S INVESTMENTS3

Equity Income Fund

	Shares	Value
Industrials (continued)
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	137,500	$15,939,000
Airlines 0.3%
Southwest Airlines Company	125,700	5,858,877
Building products 1.8%
Johnson Controls International PLC	687,129	30,907,062
Electrical equipment 1.1%
Emerson Electric Company	318,500	17,976,140
Industrial conglomerates 1.9%
General Electric Company	1,053,700	32,411,812
Machinery 2.8%
Cummins, Inc.	75,400	10,690,212
Flowserve Corp.	180,999	8,588,403
Illinois Tool Works, Inc.	141,300	17,687,934
Pentair PLC	172,600	9,917,596
Road and rail 0.8%
Canadian Pacific Railway, Ltd.	2,800	429,100
Union Pacific Corp.	124,400	12,605,452
Information technology 10.6%		180,753,328
Communications equipment 2.7%
Cisco Systems, Inc.	693,000	20,665,260
Harris Corp.	240,086	24,863,306
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	80,100	5,417,964
Semiconductors and semiconductor equipment 4.3%
Analog Devices, Inc.	216,600	16,080,384
Applied Materials, Inc.	548,000	17,645,600
QUALCOMM, Inc.	336,200	22,905,306
Texas Instruments, Inc.	230,400	17,033,472
Software 2.3%
CA, Inc.	91,600	2,927,536
Microsoft Corp.	608,800	36,686,288
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	55,200	6,100,704
Western Digital Corp.	163,800	10,427,508
Materials 5.0%		85,943,994
Chemicals 2.3%
CF Industries Holdings, Inc.	412,000	11,923,280
E.I. du Pont de Nemours & Company (L)	368,500	27,125,285
Construction materials 0.8%
Vulcan Materials Company	114,200	14,349,230
Containers and packaging 1.2%
International Paper Company	386,025	18,807,138
WestRock Company	26,626	1,363,251
Metals and mining 0.7%
Nucor Corp.	199,000	12,375,810

4SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

				Shares	Value
Real estate 1.9%					$33,261,017
Equity real estate investment trusts 1.9%
Equity Residential				159,200	9,553,592
Rayonier, Inc.				392,800	10,413,128
Weyerhaeuser Company				431,213	13,294,297
Telecommunication services 2.6%					44,068,448
Diversified telecommunication services 2.3%
CenturyLink, Inc.				289,098	6,799,585
Telefonica SA				559,315	4,659,170
Verizon Communications, Inc.				562,477	28,067,602
Wireless telecommunication services 0.3%
Vodafone Group PLC				1,880,209	4,542,091
Utilities 6.8%					115,540,033
Electric utilities 4.8%
Edison International				213,000	14,648,010
Entergy Corp.				5,300	364,269
Exelon Corp.				446,500	14,515,715
FirstEnergy Corp.				455,075	14,239,297
Great Plains Energy, Inc.				60,376	1,593,323
PG&E Corp.				351,400	20,662,320
The Southern Company				62,700	2,935,614
Xcel Energy, Inc.				321,000	12,522,210
Independent power and renewable electricity producers 0.9%
AES Corp.				1,409,492	16,138,683
Multi-utilities 1.1%
NiSource, Inc.				816,800	17,920,592
Preferred securities 0.9%					$15,622,731
(Cost $16,071,830)
Utilities 0.9%					15,622,731
Electric utilities 0.8%
	Great Plains Energy, Inc., 7.000%			68,858	3,374,042
	NextEra Energy, Inc., 6.123%			208,445	9,796,915
Multi-utilities 0.1%
	DTE Energy Company, 6.500%			48,074	2,451,774
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.2%					$3,252,000
(Cost $2,820,650)
Health care 0.0%					126,750
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Inc. (S)	6.375		10-15-20	150,000	126,750
Information technology 0.2%					3,125,250
Technology hardware, storage and peripherals 0.2%
Western Digital Corp. (S)	10.500		04-01-24	2,700,000	3,125,250
			Yield (%)	Shares	Value
Securities lending collateral 1.0%					$16,738,813
(Cost $16,738,645)
John Hancock Collateral Trust (W)			0.6739(Y)	1,672,577	16,738,813

SEE NOTES TO FUND'S INVESTMENTS5

Equity Income Fund

	Yield (%)	Shares	Value
Short-term investments 1.6%			$27,293,384
(Cost $27,293,384)
Money market funds 1.6%			27,293,384
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2810(Y)	1,500,000	1,500,000
T. Rowe Price Government Money Fund	0.3603(Y)	25,793,384	25,793,384
Total investments (Cost $1,343,262,065)† 100.6%			$1,714,398,750
Other assets and liabilities, net (0.6%)			($10,845,855)
Total net assets 100.0%			$1,703,552,895

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $16,398,764.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,358,341,593. Net unrealized appreciation aggregated to $356,057,157, of which $397,864,535 related to appreciated investment securities and $41,807,378 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$156,607,276	$156,607,276	—	—
Consumer staples	90,865,028	81,715,367	$9,149,661	—
Energy	181,649,174	181,649,174	—	—
Financials	414,386,814	408,301,793	6,085,021	—
Health care	147,485,586	138,780,813	8,704,773	—
Industrials	200,931,124	200,931,124	—	—
Information technology	180,753,328	180,753,328	—	—
Materials	85,943,994	85,943,994	—	—
Real estate	33,261,017	33,261,017	—	—
Telecommunication services	44,068,448	34,867,187	9,201,261	—
Utilities	115,540,033	115,540,033	—	—
Preferred securities	15,622,731	15,622,731	—	—
Corporate bonds	3,252,000	—	3,252,000	—
Securities lending collateral	16,738,813	16,738,813	—	—
Short-term investments	27,293,384	27,293,384	—	—
Total investments in securities	$1,714,398,750	$1,678,006,034	$36,392,716	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	458Q1	11/16
This report is for the information of the shareholders of John Hancock Equity Income Fund.		1/17

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsFloating Rate Income Fund

As of 11-30-16 (unaudited)
	Rate (%	)		Maturity date	Par value^	Value
Term loans (M) 84.4%						$1,592,258,411
(Cost $1,662,439,659)
Consumer discretionary 26.7%						503,472,681
Automobiles 0.4%
Cooper-Standard Automotive, Inc.	3.588			10-26-23	4,616,642	4,641,157
FCA US LLC	3.250			12-31-18	59,245	59,319
FCA US LLC	3.500			05-24-17	3,083,242	3,085,647
Diversified consumer services 1.4%
Laureate Education, Inc.	8.868			03-17-21	17,477,345	17,262,549
Monitronics International, Inc.	6.500			09-30-22	8,596,460	8,557,088
Hotels, restaurants and leisure 8.8%
Affinity Gaming LLC (T)			TBD	09-14-24	4,120,000	4,032,450
Affinity Gaming LLC	5.000			07-01-23	4,646,025	4,661,125
Aristocrat International Pty, Ltd.	3.631			10-20-21	7,771,965	7,814,089
Boyd Gaming Corp.	3.534			09-15-23	2,830,000	2,844,603
Boyd Gaming Corp.	4.000			08-14-20	852,304	856,923
Caesars Entertainment Resort Properties LLC	7.000			10-11-20	11,381,145	11,445,221
Caesars Growth Properties Holdings LLC	6.250			05-08-21	2,963,306	2,961,469
CCM Merger, Inc.	4.000			08-08-21	8,901,814	8,942,584
CityCenter Holdings LLC	4.250			10-16-20	9,502,513	9,573,782
Equinox Holdings, Inc.	5.000			01-31-20	8,426,684	8,460,896
Equinox Holdings, Inc.	9.750			07-31-20	8,520,000	8,534,228
Fitness & Sports Clubs LLC	6.000			07-01-20	9,499,748	9,499,748
Four Seasons Holdings, Inc.	3.500			06-27-20	6,158,128	6,163,917
Hilton Worldwide Finance LLC	3.084			10-25-23	11,483,231	11,557,872
Hilton Worldwide Finance LLC	3.500			10-26-20	1,123,303	1,128,043
La Quinta Intermediate Holdings LLC	3.750			04-14-21	9,792,946	9,735,853
Landry's, Inc.	4.000			10-04-23	12,910,000	12,977,261
Mohegan Tribal Gaming Authority	5.500			09-28-23	9,293,719	9,278,199
New Red Finance, Inc.	3.750			12-10-21	13,272,277	13,359,343
QCE LLC, PIK	10.000			07-01-19	7,719,850	308,794
Scientific Games International, Inc.	6.000			10-01-21	2,365,280	2,386,709
Station Casinos LLC	3.750			06-08-23	10,957,538	11,046,622
World Endurance Holdings	5.250			06-26-21	9,165,135	8,981,832
Household durables 0.2%
Libbey Glass, Inc.	3.750			04-09-21	3,822,046	3,841,156
Leisure products 0.5%
Bass Pro Group LLC (T)			TBD	05-04-18	2,830,000	2,824,708
Bass Pro Group LLC (T)			TBD	11-04-23	7,020,000	6,963,559
Media 7.2%
Acosta, Inc.	4.250			09-26-21	11,483,793	10,866,539
CBS Radio, Inc.	4.500			10-17-23	7,918,915	7,953,600
Charter Communications Operating LLC	3.250			08-24-21	4,479,994	4,505,485
Charter Communications Operating LLC	3.500			01-24-23	10,984,800	11,084,322
Checkout Holding Corp.	4.500			04-09-21	8,787,725	7,403,658
Crossmark Holdings, Inc.	4.500			12-20-19	8,930,891	6,281,364
CSC Holdings LLC	3.876			10-11-24	11,105,263	11,174,671
Lions Gate Entertainment Corp. (T)			TBD	10-12-23	11,815,000	11,844,538
McGraw-Hill Global Education Holdings LLC	5.000			05-04-22	10,532,337	10,445,866
MediArena Acquisition BV	6.750			08-13-21	4,737,252	4,352,350
MediArena Acquisition BV	10.000			08-13-22	2,550,000	2,030,438

2SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
NEP/NCP Holdco, Inc.	4.250			01-22-20	1,646,011	$1,639,147
RentPath LLC	6.250			12-17-21	7,636,174	7,387,998
Telenet International Finance Sarl	3.549			01-31-25	9,170,000	9,151,660
Univision Communications, Inc.	4.000			03-01-20	16,963,040	16,956,933
VGD Merger Sub LLC	8.500			08-18-24	6,195,000	6,318,900
Virgin Media Investment Holdings, Ltd.	3.500			06-30-23	6,956,742	6,993,683
Multiline retail 1.1%
Dollar Tree, Inc.	3.063			07-06-22	2,493,444	2,513,192
Dollar Tree, Inc.	4.250			07-06-22	6,730,000	6,797,300
Neiman Marcus Group, Ltd. LLC	4.250			10-25-20	12,167,838	11,037,810
Specialty retail 6.9%
Academy, Ltd.	5.000			07-01-22	20,306,687	18,682,152
Allflex Holdings III, Inc.	4.250			07-20-20	5,013,545	5,015,651
Allflex Holdings III, Inc.	8.000			07-19-21	10,850,000	10,804,756
Bass Pro Group LLC	4.000			06-05-20	15,062,109	15,049,607
CWGS Group LLC (T)			TBD	11-03-23	12,250,000	12,357,188
J Crew Group, Inc.	4.000			03-05-21	9,685,334	6,210,720
KAR Auction Services, Inc.	4.375			03-09-23	6,067,006	6,137,141
Leslie's Poolmart, Inc.	5.250			08-16-23	6,180,000	6,226,350
Michaels Stores, Inc.	3.750			01-27-23	10,564,754	10,637,439
Party City Holdings, Inc.	4.204			08-19-22	6,196,984	6,226,419
Petco Animal Supplies, Inc.	5.000			01-26-23	11,504,854	11,584,007
PetSmart, Inc.	4.000			03-11-22	7,884,554	7,905,685
Spencer Gifts LLC	5.250			06-29-22	6,729,935	5,855,044
TOMS Shoes LLC	6.500			10-28-20	9,219,600	6,730,308
Textiles, apparel and luxury goods 0.2%
Kate Spade & Company	4.000			04-10-21	3,522,535	3,524,014
Consumer staples 5.3%						99,805,961
Food and staples retailing 2.2%
AdvancePierre Foods, Inc.	4.500			06-02-23	12,277,090	12,320,060
Albertsons LLC	4.500			08-25-21	5,945,152	5,948,898
CSM Bakery Solutions LLC	5.000			07-03-20	10,250,393	8,600,080
CSM Bakery Solutions LLC	8.750			07-03-21	14,480,000	10,860,000
Hearthside Group Holdings LLC	4.500			06-02-21	4,293,972	4,304,706
Food products 2.6%
Brightview Landscapes LLC	4.000			12-18-20	9,174,819	9,172,251
Candy Intermediate Holdings, Inc.	5.500			06-15-23	10,910,900	10,910,900
Dole Food Company, Inc.	4.610			11-01-18	9,341,997	9,359,560
Keurig Green Mountain, Inc.	5.250			03-03-23	6,316,466	6,389,800
Shearer's Foods LLC	4.938			06-30-21	5,791,800	5,791,800
Shearer's Foods LLC	7.750			06-30-22	6,860,000	6,259,750
Household products 0.5%
Anchor Hocking LLC	10.000			06-04-18	3,471,774	3,367,620
KIK Custom Products, Inc.	6.000			08-26-22	6,516,431	6,520,536
Energy 6.6%						123,779,527
Energy equipment and services 1.8%
Expro FinServices Sarl	5.750			09-02-21	10,780,567	8,917,038
Hercules Offshore, Inc.	10.500			05-06-20	7,241,388	6,525,722
KCA Deutag US Finance LLC	6.250			05-15-20	8,257,671	7,067,163

SEE NOTES TO FUND'S INVESTMENTS3

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Pacific Drilling SA	4.500		06-03-18	19,409,647	$5,980,694
Paragon Offshore Finance Company (H)	2.750		07-18-21	15,399,825	5,505,437
Oil, gas and consumable fuels 4.8%
Chesapeake Energy Corp.	8.500		08-23-21	10,100,000	10,788,113
Eastern Power LLC	5.000		10-02-21	7,814,738	7,809,893
EP Energy LLC	9.750		06-30-21	10,544,119	10,669,383
HFOTCO LLC	4.250		08-19-21	13,191,148	12,894,347
Magnum Hunter Resources Corp.	8.000		05-06-19	953,211	948,445
MEG Energy Corp.	3.750		03-31-20	13,420,480	12,609,614
Murray Energy Corp.	8.250		04-16-20	9,831,037	8,907,804
Panda Temple Power II LLC	7.250		04-03-19	6,452,213	5,887,644
Panda Temple Power LLC	7.250		03-04-22	17,316,300	15,151,763
Westmoreland Coal Company	7.500		12-16-20	4,814,581	4,116,467
Financials 4.0%					74,559,684
Banks 0.6%
Flying Fortress, Inc.	3.588		04-30-20	10,309,166	10,360,712
Capital markets 1.6%
CEC Entertainment, Inc.	4.000		02-14-21	10,587,131	10,481,260
EIF Channelview Cogeneration LLC	4.250		05-08-20	7,643,597	7,356,962
Infinity Acquisition LLC	4.250		08-06-21	13,663,864	12,980,670
Diversified financial services 1.8%
Delos Finance Sarl	3.588		03-06-21	10,198,751	10,255,252
PGX Holdings, Inc.	5.750		09-29-20	2,102,018	2,101,135
TransUnion LLC	3.500		04-09-21	11,935,420	11,990,801
UFC Holdings LLC	5.000		08-18-23	8,980,000	9,032,892
Health care 13.1%					247,463,213
Health care equipment and supplies 4.1%
Air Medical Group Holdings, Inc.	4.250		04-28-22	15,130,440	14,960,223
Curo Health Services Holdings, Inc.	6.500		02-07-22	12,437,349	12,456,752
DJO Finance LLC	4.250		06-08-20	9,457,775	9,055,820
Greatbatch, Ltd.	5.250		10-27-22	13,493,038	13,418,826
Immucor, Inc.	5.000		08-17-18	16,371,275	15,915,990
Sterigenics-Nordion Holdings LLC	4.250		05-15-22	12,118,922	12,073,476
Health care providers and services 5.7%
BioScrip, Inc.	6.500		07-31-20	4,322,678	3,955,250
Catalent Pharma Solutions, Inc.	4.250		05-20-21	4,868,720	4,880,016
CHG Healthcare Services, Inc.	4.750		06-07-23	12,686,250	12,743,338
DaVita, Inc.	3.500		06-24-21	7,224,044	7,242,104
Envision Healthcare Corp.	5.750		05-25-18	7,663,651	7,654,072
Lantheus Medical Imaging, Inc.	7.000		06-30-22	10,217,533	10,115,358
MPH Acquisition Holdings LLC	5.000		06-07-23	11,022,017	11,144,031
Radnet Management, Inc.	4.769		07-01-23	12,469,585	12,469,585
Radnet Management, Inc.	8.000		03-25-21	15,694,667	15,498,483
Select Medical Corp.	6.005		03-03-21	5,405,331	5,459,385
Team Health, Inc.	3.838		11-23-22	9,041,789	9,027,684
Vizient, Inc.	5.000		02-13-23	7,839,490	7,908,085
Pharmaceuticals 3.3%
Akorn, Inc.	5.250		04-16-21	7,740,789	7,798,845
DPx Holdings BV	4.250		03-11-21	12,208,982	12,208,982

4SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Pharmaceutical Product Development LLC	4.250			08-18-22	15,461,656	$15,495,517
Phibro Animal Health Corp.	4.000			04-16-21	10,708,752	10,646,320
Valeant Pharmaceuticals International, Inc.	5.500			04-01-22	15,475,277	15,335,071
Industrials 10.2%						192,967,916
Aerospace and defense 1.3%
B/E Aerospace, Inc.	3.863			12-16-21	3,274,545	3,281,913
LS Deco LLC	5.000			05-21-22	4,104,375	4,145,419
TransDigm, Inc.	3.750			06-09-23	2,064,825	2,068,707
WP CPP Holdings LLC	4.500			12-28-19	13,152,686	12,823,869
WP CPP Holdings LLC	8.750			04-30-21	3,294,150	3,178,855
Air freight and logistics 1.8%
Syncreon Group BV	5.250			10-28-20	24,979,081	22,406,235
XPO Logistics, Inc.	4.250			10-30-21	11,303,228	11,410,156
Airlines 2.8%
Air Canada	3.614			09-21-23	5,685,000	5,695,688
American Airlines, Inc.	3.250			06-27-20	12,869,174	12,899,803
American Airlines, Inc.	3.500			05-23-19	10,050,053	10,040,606
Commercial Barge Line Company	9.750			11-12-20	14,069,250	13,154,749
Delta Air Lines, Inc.	3.250			08-24-22	4,974,725	5,011,140
United Airlines, Inc.	3.250			04-01-19	6,098,946	6,111,632
Commercial services and supplies 2.2%
Access CIG LLC	6.000			10-18-21	5,941,099	5,918,820
Casella Waste Systems, Inc.	4.000			10-03-23	1,500,000	1,500,000
Conduent, Inc. (T)			TBD	11-18-23	6,880,000	6,897,200
Nord Anglia Education Finance LLC	5.000			03-31-21	9,323,178	9,317,398
Prime Security Services Borrower LLC	4.750			05-02-22	8,917,650	8,978,201
The Hertz Corp.	3.500			06-30-23	8,718,150	8,713,791
Electrical equipment 0.6%
Generac Power Systems, Inc.	3.596			05-31-23	11,655,014	11,669,583
Machinery 0.5%
Aspen Merger Sub, Inc.	5.250			09-27-23	4,918,000	4,968,705
Aspen Merger Sub, Inc.	9.750			09-27-24	4,320,000	4,309,200
Trading companies and distributors 1.0%
American Builders & Contractors Supply Company, Inc.	3.500			10-31-23	8,196,667	8,227,405
GYP Holdings III Corp.	4.500			04-01-21	10,241,401	10,238,841
Information technology 3.4%						64,021,387
Electronic equipment, instruments and components 0.6%
Dell International LLC	2.860			09-07-21	10,330,000	10,196,536
Internet software and services 0.4%
Ancestry.com Holdings LLC	9.250			10-11-24	6,090,000	6,140,730
Match Group, Inc.	7.000			11-16-22	1,053,000	1,054,316
IT services 1.0%
First Data Corp.	3.584			03-24-21	13,891,660	13,945,977
First Data Corp.	4.334			07-08-22	5,131,244	5,153,359
Software 0.4%
Donnelley Financial Solutions, Inc.	5.000			09-30-23	2,860,000	2,874,300
Sophia LP	4.750			09-30-22	5,091,052	5,097,416

SEE NOTES TO FUND'S INVESTMENTS5

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.0%
CompuCom Systems, Inc.	4.250			05-09-20	12,558,210	$9,418,657
Western Digital Corp.	4.500			04-29-23	10,030,860	10,140,096
Materials 3.2%						60,792,887
Construction materials 0.4%
Quikrete Holdings, Inc. (T)			TBD	11-02-23	8,440,000	8,458,990
Containers and packaging 2.1%
Berry Plastics Group, Inc.	3.750			10-01-22	10,348,162	10,408,492
BWAY Holding Company	5.500			08-14-20	11,046,905	11,052,870
Consolidated Container Company LLC	5.000			07-03-19	884,720	875,139
Hilex Poly Company LLC	6.000			12-05-21	6,203,880	6,210,084
Printpack Holdings, Inc.	5.000			07-12-23	5,393,997	5,400,740
Reynolds Group Holdings, Inc.	4.250			02-05-23	4,980,000	5,004,302
Metals and mining 0.3%
Atlas Iron, Ltd.	4.290			05-06-21	8,925,567	4,462,784
Essar Steel Algoma, Inc. (H)	6.500			08-09-19	7,974,450	2,073,357
Paper and forest products 0.4%
Coveris Holdings SA	4.500			05-08-19	6,865,421	6,846,129
Real estate 2.6%						49,596,933
Equity real estate investment trusts 2.2%
Allied Universal Holdco LLC	5.008			07-28-22	869,084	874,299
Allied Universal Holdco LLC	5.500			07-28-22	8,569,205	8,624,905
Communications Sales & Leasing, Inc.	4.500			10-24-22	9,173,334	9,228,374
Lineage Logistics LLC	4.500			04-07-21	14,147,864	13,935,646
MGM Growth Properties Operating Partnership LP	3.500			04-25-23	9,392,800	9,431,968
Real estate management and development 0.4%
Realogy Group LLC	3.750			07-20-22	7,447,449	7,501,741
Telecommunication services 3.6%						68,570,553
Diversified telecommunication services 2.4%
Intelsat Jackson Holdings SA	3.750			06-30-19	12,255,226	11,805,827
Level 3 Financing, Inc.	3.500			05-31-22	4,910,000	4,943,781
Level 3 Financing, Inc.	4.000			01-15-20	3,240,000	3,264,300
SFR Group SA	5.137			01-15-24	10,686,300	10,777,134
UPC Financing Partnership	4.080			08-31-24	12,770,000	12,819,675
Windstream Services LLC	4.750			03-16-21	2,220,000	2,222,775
Media 0.5%
Ancestry.com Operations, Inc.	5.250			10-19-23	8,620,000	8,634,395
Wireless telecommunication services 0.7%
Ziggo BV	3.500			01-15-22	12,706,652	12,706,652
Ziggo BV	3.701			01-15-22	1,396,014	1,396,014
Utilities 5.7%						107,227,669
Electric utilities 3.4%
Chief Power Finance LLC	5.750			12-31-20	16,201,425	12,934,084
Energy Future Intermediate Holding Company LLC	4.250			06-30-17	7,404,917	7,440,090
ExGen Texas Power LLC	5.750			09-16-21	17,331,286	13,150,113
Green Energy Partners	6.500			11-13-21	6,405,000	6,276,900
Moxie Patriot LLC	6.750			12-19-20	10,195,637	9,966,235
Texas Competitive Electric Holdings Company LLC	5.000			10-17-17	13,783,467	13,909,861

6SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 2.3%
Empire Generating Company LLC	5.250		03-14-21	17,439,925	$16,044,731
NRG Energy, Inc.	3.500		06-30-23	7,082,717	7,098,654
STS Operating, Inc.	4.750		02-12-21	7,548,878	6,831,735
Terra-Gen Finance Company LLC	5.250		12-09-21	5,966,395	5,250,428
Windsor Financing LLC	6.250		12-05-17	8,408,927	8,324,838
Corporate bonds 10.2%					$192,815,394
(Cost $193,988,529)
Consumer discretionary 0.8%					15,424,088
Media 0.8%
Charter Communications Operating LLC (S)	3.579		07-23-20	8,990,000	9,170,888
CSC Holdings LLC (S)	6.625		10-15-25	5,790,000	6,253,200
Consumer staples 0.1%					2,649,725
Tobacco 0.1%
Alliance One International, Inc. (S)	8.500		04-15-21	2,630,000	2,649,725
Energy 2.4%					44,444,165
Energy equipment and services 1.0%
Ensco PLC (L)	4.700		03-15-21	7,008,000	6,254,640
Teine Energy, Ltd. (S)	6.875		09-30-22	12,800,000	13,056,000
Oil, gas and consumable fuels 1.4%
Calumet Specialty Products Partners LP (S)	11.500		01-15-21	6,220,000	7,075,250
Crestwood Midstream Partners LP	6.125		03-01-22	6,170,000	6,231,700
Oasis Petroleum, Inc.	6.500		11-01-21	210,000	212,100
Oasis Petroleum, Inc. (L)	6.875		03-15-22	3,030,000	3,120,900
Oasis Petroleum, Inc. (L)	6.875		01-15-23	2,508,000	2,570,700
Sanchez Energy Corp.	6.125		01-15-23	6,769,000	5,922,875
Financials 2.0%					37,179,466
Banks 0.4%
Bank of America Corp.	4.250		10-22-26	2,320,000	2,332,934
Barclays Bank PLC	7.625		11-21-22	200,000	219,550
Citigroup, Inc.	4.450		09-29-27	2,320,000	2,346,172
Wells Fargo & Company	4.300		07-22-27	2,320,000	2,394,481
Capital markets 0.1%
The Goldman Sachs Group, Inc.	4.250		10-21-25	2,320,000	2,344,817
Consumer finance 0.6%
Navient Corp.	5.000		10-26-20	3,970,000	4,004,738
Navient Corp.	6.125		03-25-24	3,280,000	3,103,700
Navient Corp.	8.000		03-25-20	3,928,000	4,310,980
Diversified financial services 0.3%
Globe Luxembourg SCA (S)	9.625		05-01-18	6,170,000	5,888,494
Thrifts and mortgage finance 0.6%
Quicken Loans, Inc. (S)	5.750		05-01-25	10,660,000	10,233,600
Health care 1.4%					25,973,964
Health care equipment and supplies 0.9%
DJO Finco, Inc. (S)	8.125		06-15-21	5,300,000	4,634,320
Tenet Healthcare Corp. (P)	4.350		06-15-20	5,835,000	5,835,000
Universal Hospital Services, Inc.	7.625		08-15-20	7,839,000	7,462,728

SEE NOTES TO FUND'S INVESTMENTS7

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 0.2%
HCA, Inc.	5.250		06-15-26	3,070,000	$3,073,316
Pharmaceuticals 0.3%
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23	6,720,000	4,968,600
Industrials 1.0%					19,636,225
Commercial services and supplies 0.2%
Prime Security Services Borrower LLC (S)	9.250		05-15-23	4,470,000	4,805,250
Marine 0.5%
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21	11,670,000	9,598,575
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	5,080,000	5,232,400
Materials 0.4%					6,955,178
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (S)	4.156		05-15-21	6,620,000	6,752,400
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (H)(S)	11.500		02-15-18	5,793,643	202,778
Real estate 0.4%					8,004,125
Equity real estate investment trusts 0.3%
Communications Sales & Leasing, Inc. (S)	6.000		04-15-23	5,630,000	5,841,125
Real estate management and development 0.1%
CTR Partnership LP	5.875		06-01-21	2,100,000	2,163,000
Telecommunication services 1.4%					27,020,935
Diversified telecommunication services 1.0%
Intelsat Jackson Holdings SA (S)	8.000		02-15-24	4,800,000	4,836,000
SFR Group SA (S)	6.250		05-15-24	1,300,000	1,285,375
SFR Group SA (S)	7.375		05-01-26	9,300,000	9,276,750
Telecom Italia SpA (S)	5.303		05-30-24	2,986,000	2,941,210
Wireless telecommunication services 0.4%
Sprint Communications, Inc.	11.500		11-15-21	180,000	215,100
Sprint Corp.	7.875		09-15-23	8,200,000	8,466,500
Utilities 0.3%					5,527,523
Electric utilities 0.1%
Miran Mid-Atlantic Series C Pass Through Trust	10.060		12-30-28	1,471,185	1,239,473
Independent power and renewable electricity producers 0.2%
Calpine Corp. (S)	5.250		06-01-26	3,060,000	2,991,150
NRG REMA LLC	9.681		07-02-26	1,965,000	1,296,900
Convertible bonds 0.0%					$783,544
(Cost $3,917,722)
Materials 0.0%					783,544
Metals and mining 0.0%
Mirabela Nickel, Ltd., PIK (S)	9.500		06-24-19	3,917,722	783,544
Collateralized mortgage obligations 0.5%					$9,887,060
(Cost $12,011,265)
Commercial and residential 0.5%					9,887,060
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-LC21, Class E(S)	3.250		07-10-48	6,800,000	3,514,743
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class E(P)(S)	4.773		08-15-48	5,267,000	3,336,234

8SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date		Par value^	Value
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class E(S)	3.000		05-15-48		6,073,000	$3,036,083
					Shares	Value
Common stocks 1.8%						$34,784,058
(Cost $92,404,004)
Consumer discretionary 0.4%						6,962,780
Hotels, restaurants and leisure 0.1%
QCE LLC (I)					21,586	22
Tropicana Entertainment, Inc. (I)					72,338	2,170,140
Household durables 0.3%
EveryWare Global, Inc. (I)					697,108	4,792,618
Energy 0.5%						10,086,711
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)					196,736	236,083
Oil, gas and consumable fuels 0.5%
Magnum Hunter Resources Corp. (I)					856,577	9,850,628
Materials 0.5%						10,141,763
Chemicals 0.0%
LyondellBasell Industries NV, Class A					82	7,406
Metals and mining 0.3%
Atlas Iron, Ltd. (I)					447,590,796	5,954,379
Mirabela Nickel, Ltd. (I)					3,194,905	2
Paper and forest products 0.2%
Verso Corp., Class A (I)					781,304	4,179,976
Utilities 0.4%						7,592,804
Electric utilities 0.4%
Vistra Energy Corp. (I)					544,287	7,592,804
	Rate (%	)	Maturity date		Par value^	Value
Escrow certificates 0.0%						$881
(Cost $0)
Health care 0.0%						881
Health care providers and services 0.0%
Magellan Health, Inc. (I)	9.750		05-15-20		3,400,000	881
					Shares	Value
Rights 0.1%						$952,502
(Cost $2,351,959)
Texas Competitive Electric Holdings Company LLC (I)(N)					544,287	952,502
Warrants 0.0%						$418,410
(Cost $0)
Atlas Iron, Ltd. (Expiration Date: 7-31-17; Strike Price: AUD 0.075) (I)					324,330,637	418,410
			Yield (%)		Shares	Value
Securities lending collateral 0.6%						$10,556,377
(Cost $10,554,221)
John Hancock Collateral Trust (W)			0.6739(Y	)	1,054,815	10,556,377
Short-term investments 3.3%						$61,610,618
(Cost $61,610,618)
Money market funds 3.2%						59,597,242
State Street Institutional Treasury Plus Money Market Fund, Premier Class			0.2638(Y	)	59,597,242	59,597,242

SEE NOTES TO FUND'S INVESTMENTS9

Floating Rate Income Fund

	Par value^	Value
Repurchase agreement 0.1%		$2,013,376
Repurchase Agreement with State Street Corp. dated 11-30-16 at 0.000% to be repurchased at $2,013,376 on 12-1-16, collateralized by $2,031,900 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $2,046,028, including interest)	2,013,376	2,013,376
Total investments (Cost $2,039,277,977)† 100.9%		$1,904,067,255
Other assets and liabilities, net (0.9%)		($17,612,569)
Total net assets 100.0%		$1,886,454,686

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
Key to Security Abbreviations and Legend
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $10,182,306.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $2,041,270,379. Net unrealized depreciation aggregated to $137,203,124, of which $26,556,815 related to appreciated investment securities and $163,759,939 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 11-30-16:

United States	86.0%
Canada	3.8%
Luxembourg	3.1%
Netherlands	2.9%
France	1.1%
Australia	1.0%
Other countries	2.1%
TOTAL	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$1,592,258,411	—	$1,592,258,411	—
Corporate bonds	192,815,394	—	192,815,394	—
Convertible bonds	783,544	—	783,544	—
Collateralized mortgage obligations	9,887,060	—	9,887,060	—
Common stocks	34,784,058	$24,037,037	10,746,997	$24
Escrow certificates	881	—	—	881
Rights	952,502	—	952,502	—
Warrants	418,410	—	418,410	—
Securities lending collateral	10,556,377	10,556,377	—	—
Short-term investments	61,610,618	59,597,242	2,013,376	—
Total investments in securities	$1,904,067,255	$94,190,656	$1,809,875,694	$905

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       11

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At November 30, 2016 the fund had $847,616 in unfunded loan commitments outstanding.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q1	11/16
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		1/17

John Hancock

Global Equity Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsGlobal Equity Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 98.2%		$816,799,296
(Cost $789,252,568)
Australia 2.9%		24,100,160
Amcor, Ltd.	2,275,663	24,100,160
France 4.0%		33,378,682
Safran SA	120,626	8,278,932
Sanofi	154,369	12,441,580
TOTAL SA	265,494	12,658,170
Germany 1.7%		14,337,028
Deutsche Boerse AG (I)	177,754	14,337,028
Hong Kong 1.2%		9,811,636
CK Hutchison Holdings, Ltd.	806,706	9,811,636
Ireland 1.5%		12,602,871
Experian PLC	668,617	12,602,871
Japan 9.2%		76,411,061
Bridgestone Corp.	540,400	20,969,810
Canon, Inc.	305,400	8,808,808
Honda Motor Company, Ltd.	277,349	8,270,100
Japan Tobacco, Inc.	722,300	25,041,119
Mitsubishi Estate Company, Ltd.	651,000	13,321,224
Luxembourg 1.4%		11,602,901
SES SA	537,537	11,602,901
Netherlands 9.5%		79,155,242
Akzo Nobel NV	186,672	11,635,958
Heineken NV	248,482	18,598,391
Koninklijke Ahold Delhaize NV	1,245,391	24,525,380
Koninklijke Philips NV	428,026	12,286,767
Wolters Kluwer NV	336,302	12,108,746
Singapore 0.9%		7,312,475
ComfortDelGro Corp., Ltd.	4,175,517	7,312,475
Switzerland 11.2%		93,405,605
Chubb, Ltd.	179,280	22,947,840
Nestle SA	402,348	27,077,485
Novartis AG	286,229	19,727,412
Roche Holding AG	106,271	23,652,868
Taiwan 1.6%		13,058,256
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	439,820	13,058,256
United Kingdom 5.6%		46,801,998
Aon PLC	74,447	8,494,402
British American Tobacco PLC	385,588	21,107,248
HSBC Holdings PLC	2,169,953	17,200,348
United States 47.5%		394,821,381
Advance Auto Parts, Inc.	87,522	14,854,234
Apple, Inc.	261,646	28,917,116
Arthur J. Gallagher & Company	253,036	12,740,363
Baxter International, Inc.	175,825	7,801,355

2SEE NOTES TO FUND'S INVESTMENTS

Global Equity Fund

			Shares	Value
United States (continued)
	Eaton Corp. PLC		127,464	$8,477,631
	Exxon Mobil Corp.		146,179	12,761,427
	Honeywell International, Inc.		183,460	20,903,432
	Huntington Bancshares, Inc.		1,016,755	12,668,767
	Johnson & Johnson		178,230	19,836,999
	JPMorgan Chase & Co.		190,918	15,305,896
	Macy's, Inc.		216,969	9,156,092
	Microsoft Corp.		544,833	32,831,637
	Mondelez International, Inc., Class A		389,800	16,075,352
	Oracle Corp.		617,565	24,819,937
	Philip Morris International, Inc.		151,457	13,370,624
	Ralph Lauren Corp.		88,358	9,243,130
	Samsonite International SA		3,253,800	10,215,563
	The PNC Financial Services Group, Inc.		190,329	21,038,968
	The Procter & Gamble Company		271,378	22,377,830
	United Technologies Corp.		177,385	19,107,912
	Verizon Communications, Inc.		341,834	17,057,517
	Wells Fargo & Company		541,241	28,642,474
	Whirlpool Corp.		102,297	16,617,125
	Yield (%)		Shares	Value
Short-term investments 1.7%				$14,369,701
(Cost $14,369,701)
Money market funds 1.7%				14,369,701
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.2243(Y	)	14,369,701	14,369,701
Total investments (Cost $803,622,269)† 99.9%				$831,168,997
Other assets and liabilities, net 0.1%				$927,916
Total net assets 100.0%				$832,096,913

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $810,596,101. Net unrealized appreciation aggregated to $20,572,896, of which $45,263,420 related to appreciated investment securities and $24,690,524 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-16:

Consumer staples	20.4%
Financials	18.4%
Industrials	13.3%
Information technology	13.0%
Consumer discretionary	12.1%
Health care	10.0%
Materials	4.3%
Energy	3.1%
Telecommunication services	2.0%
Real estate	1.6%
Short-term investments and other	1.8%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$24,100,160	—	$24,100,160	—
France	33,378,682	—	33,378,682	—
Germany	14,337,028	—	14,337,028	—
Hong Kong	9,811,636	—	9,811,636	—
Ireland	12,602,871	—	12,602,871	—
Japan	76,411,061	—	76,411,061	—
Luxembourg	11,602,901	—	11,602,901	—
Netherlands	79,155,242	—	79,155,242	—
Singapore	7,312,475	—	7,312,475	—
Switzerland	93,405,605	$22,947,840	70,457,765	—
Taiwan	13,058,256	13,058,256	—	—
United Kingdom	46,801,998	8,494,402	38,307,596	—
United States	394,821,381	384,605,818	10,215,563	—
Short-term investments	14,369,701	14,369,701	—	—
Total investments in securities	$831,168,997	$443,476,017	$387,692,980	—
Other financial instruments:
Forward foreign currency contracts	$4,812,871		$4,812,871

       4

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at November 30, 2016

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	16,846,650	EUR	15,000,000	Citigroup	12/21/2016	$930,409	—	$930,409
USD	35,004,990	EUR	31,419,549	JPMorgan Chase	12/21/2016	1,666,251	—	1,666,251
USD	3,935,421	EUR	3,500,000	The Toronto-Dominion Bank	12/21/2016	221,631	—	221,631
USD	3,942,425	JPY	450,299,890	Brown Brothers Harriman & Company	12/05/2016	5,602	—	5,602
USD	15,626,323	JPY	1,625,137,569	Goldman Sachs	12/21/2016	1,402,732	—	1,402,732
USD	5,000,000	JPY	504,300,000	Goldman Sachs	12/21/2016	586,246	—	586,246
						$4,812,871	—	$4,812,871

Currency abbreviations
EUR	Euro
JPY	Japenese Yen
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q1	11/16
This report is for the information of the shareholders of John Hancock Global Equity Fund.		1/17

John Hancock

International Small Company Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsInternational Small Company Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 98.8%		$537,730,902
(Cost $488,584,453)
Australia 6.8%		37,163,754
Acrux, Ltd. (I)	34,398	7,986
Adacel Technologies, Ltd.	5,582	9,892
Adelaide Brighton, Ltd.	132,893	501,878
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	30,363	39,808
Alkane Resources, Ltd. (I)	43,417	10,526
ALS, Ltd.	129,338	581,365
Altium, Ltd.	24,722	155,019
Alumina, Ltd.	502,200	611,120
AMA Group, Ltd.	68,615	50,697
Amaysim Australia, Ltd.	17,008	24,520
Ansell, Ltd.	42,349	705,948
AP Eagers, Ltd.	29,178	196,594
APN News & Media, Ltd. (I)	111,610	217,407
Appen, Ltd.	13,695	25,696
ARB Corp., Ltd.	16,249	206,162
Ardent Leisure Group	7,618	12,014
Arrium, Ltd. (I)	924,094	15,013
Asaleo Care, Ltd.	17,478	19,916
ASG Group, Ltd. (I)	86,185	102,917
AUB Group, Ltd.	19,233	143,911
Ausdrill, Ltd. (I)	74,956	66,775
Austal, Ltd.	83,431	116,254
Australian Agricultural Company, Ltd. (I)	109,242	133,475
Australian Pharmaceutical Industries, Ltd.	122,703	172,514
Australian Vintage, Ltd.	23,530	8,713
Auswide Bank, Ltd.	4,752	18,014
Automotive Holdings Group, Ltd.	68,123	184,575
Aveo Group	95,440	217,859
AVJennings, Ltd.	46,118	20,981
AWE, Ltd. (I)	141,145	63,263
Bank of Queensland, Ltd.	50,004	414,203
Bapcor, Ltd.	54,954	201,412
Beach Energy, Ltd.	460,212	274,362
Beadell Resources, Ltd. (I)	123,034	29,630
Bega Cheese, Ltd.	31,934	116,765
Bellamy's Australia, Ltd. (L)	20,974	190,212
BigAir, Group, Ltd.	37,917	27,139
Billabong International, Ltd. (I)	33,330	29,894
Blackmores, Ltd.	3,441	301,917
Blue Sky Alternative Investments, Ltd.	11,053	62,405
BlueScope Steel, Ltd.	117,058	776,419
Bradken, Ltd. (I)	62,294	146,306
Breville Group, Ltd.	23,948	155,529
Brickworks, Ltd.	16,579	152,933
BT Investment Management, Ltd.	27,361	221,250
Buru Energy, Ltd. (I)	53,574	7,339
Cabcharge Australia, Ltd.	36,098	98,311
Capilano Honey, Ltd.	873	11,360
Cardno, Ltd.	82,690	58,923
Carnarvon Petroleum, Ltd. (I)	200,610	16,219

2SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
carsales.com, Ltd.	57,395	$445,719
Cash Converters International, Ltd.	66,560	15,895
Cedar Woods Properties, Ltd.	16,896	61,949
Civmec, Ltd.	40,300	8,074
Cleanaway Waste Management, Ltd.	470,460	384,323
Coal of Africa, Ltd. (I)	45,649	2,020
Codan, Ltd.	27,423	35,189
Collins Foods, Ltd.	21,020	91,175
Compass Resources, Ltd. (I)	15,577	0
Cooper Energy, Ltd. (I)	165,017	39,634
Corporate Travel Management, Ltd.	14,993	196,560
Costa Group Holdings, Ltd.	29,607	68,968
Cover-More Group, Ltd.	21,903	21,112
Credit Corp. Group, Ltd.	14,316	187,843
CSG, Ltd.	88,172	45,883
CSR, Ltd.	158,315	474,727
CuDeco, Ltd. (I)	21,846	6,868
Data#3, Ltd.	32,272	39,366
Decmil Group, Ltd.	38,117	30,184
Doray Minerals, Ltd. (I)	18,043	6,603
Downer EDI, Ltd.	120,748	502,713
DuluxGroup, Ltd.	102,796	443,502
DWS, Ltd.	21,883	21,752
Eclipx Group, Ltd.	18,452	53,183
Elders, Ltd. (I)	27,001	78,512
Energy Resources of Australia, Ltd. (I)	93,000	23,649
Energy World Corp., Ltd. (I)	226,411	43,589
EQT Holdings, Ltd.	2,471	31,310
ERM Power, Ltd.	49,837	41,665
Euroz, Ltd.	8,183	6,175
Event Hospitality and Entertainment, Ltd.	33,892	347,707
Evolution Mining, Ltd.	413,766	576,464
Fairfax Media, Ltd.	657,049	390,567
Finbar Group, Ltd.	67,320	44,188
Fleetwood Corp., Ltd. (I)	21,283	30,380
FlexiGroup, Ltd.	86,373	146,412
Flight Centre Travel Group, Ltd.	15,882	391,471
G8 Education, Ltd. (L)	95,803	227,089
GBST Holdings, Ltd. (L)	13,763	38,613
Global Construction Services, Ltd.	1,732	638
GrainCorp, Ltd., Class A	52,733	337,252
Grange Resources, Ltd.	51,070	4,899
Greencross, Ltd.	22,273	109,933
GUD Holdings, Ltd.	28,689	218,088
GWA Group, Ltd.	55,958	116,967
Hansen Technologies, Ltd.	38,861	125,206
HFA Holdings, Ltd.	34,265	55,436
Hills, Ltd. (I)	66,646	19,180
Horizon Oil, Ltd. (I)	443,056	14,154
Iluka Resources, Ltd.	116,165	522,052
Imdex, Ltd. (I)	76,623	32,689
IMF Bentham, Ltd. (L)	46,632	57,274
Independence Group NL	98,070	304,953
Infigen Energy (I)	183,912	123,229

SEE NOTES TO FUND'S INVESTMENTS3

International Small Company Fund

	Shares	Value
Australia (continued)
Infomedia, Ltd.	101,032	$54,393
Integrated Research, Ltd.	23,574	41,795
International Ferro Metals, Ltd. (I)	9,556	108
InvoCare, Ltd.	29,842	284,461
IOOF Holdings, Ltd.	76,783	495,165
IRESS, Ltd.	36,769	313,055
iSelect, Ltd.	67,863	96,622
Isentia Group, Ltd.	35,198	66,166
JB Hi-Fi, Ltd.	28,557	584,234
Karoon Gas Australia, Ltd. (I)	51,782	71,386
Kingsgate Consolidated, Ltd. (I)	71,822	12,806
Kingsrose Mining, Ltd. (I)	30,003	2,307
Lifestyle Communities, Ltd.	11,791	30,513
MACA, Ltd.	49,342	56,395
Macmahon Holdings, Ltd. (I)	196,782	14,471
Macquarie Atlas Roads Group	97,543	337,787
Magellan Financial Group, Ltd.	30,417	511,296
Mantra Group, Ltd.	18,099	41,423
MaxiTRANS Industries, Ltd.	51,752	22,618
Mayne Pharma Group, Ltd. (I)	371,268	436,249
McMillan Shakespeare, Ltd.	19,196	139,657
McPherson's, Ltd.	20,700	15,989
Medusa Mining, Ltd. (I)	50,437	20,514
Melbourne IT, Ltd.	26,335	37,387
Mesoblast, Ltd. (I)(L)	50,982	45,573
Metals X, Ltd. (I)(L)	125,679	58,801
Metcash, Ltd. (I)	277,008	422,356
Michael Hill International, Ltd.	8,882	9,770
Michael Hill International, Ltd. (New Zealand Stock Exchange)	43,259	49,597
Mincor Resources NL (I)	61,262	12,777
Mineral Resources, Ltd.	48,220	446,483
MMA Offshore, Ltd.	118,508	25,239
MNF Group, Ltd.	3,064	10,478
Monadelphous Group, Ltd.	25,805	202,733
Monash IVF Group, Ltd.	14,894	21,406
Money3 Corp., Ltd.	11,737	13,537
Mortgage Choice, Ltd.	31,859	49,975
Mount Gibson Iron, Ltd. (I)	215,287	52,403
Myer Holdings, Ltd.	276,303	259,839
MYOB Group, Ltd.	30,590	79,132
MyState, Ltd.	24,934	78,226
Navitas, Ltd.	66,915	254,401
NetComm Wireless, Ltd. (I)	27,395	47,143
New Hope Corp., Ltd.	60,590	72,848
nib holdings, Ltd.	115,362	415,002
Nick Scali, Ltd.	8,819	41,045
Nine Entertainment Company Holdings, Ltd.	176,361	120,149
Northern Star Resources, Ltd.	162,227	421,842
NRW Holdings, Ltd. (I)	92,130	36,692
Nufarm, Ltd.	51,061	321,755
OceanaGold Corp.	156,504	434,572
OFX Group, Ltd. (L)	66,543	81,002
oOh!media, Ltd.	4,859	15,141
Orocobre, Ltd. (I)	3,886	12,907

4SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
Orora, Ltd.	329,883	$672,753
OrotonGroup, Ltd.	5,374	9,340
OZ Minerals, Ltd.	93,152	538,092
Pacific Current Group, Ltd.	2,414	7,516
Pact Group Holdings, Ltd.	45,422	218,131
Paladin Resources, Ltd. (I)(L)	533,850	32,627
Panoramic Resources, Ltd. (I)	75,229	18,194
Paragon Care, Ltd.	18,213	11,448
Peet, Ltd.	111,550	78,378
Perpetual, Ltd.	12,732	446,749
Perseus Mining, Ltd. (I)	241,277	101,767
Platinum Asset Management, Ltd. (L)	64,678	261,607
Platinum Australia, Ltd. (I)	36,499	1,806
PMP, Ltd.	35,022	20,224
Premier Investments, Ltd.	27,409	278,382
Primary Health Care, Ltd.	169,208	457,534
Prime Media Group, Ltd.	115,482	25,525
Programmed Maintenance Services, Ltd.	99,611	115,210
Prophecy International Holdings, Ltd.	3,570	1,997
Qube Holdings, Ltd.	369,866	644,756
Ramelius Resources, Ltd. (I)	134,083	48,732
RCG Corp., Ltd.	76,348	76,950
RCR Tomlinson, Ltd.	37,291	68,929
Reckon, Ltd.	25,906	29,053
Regis Healthcare, Ltd.	10,331	30,454
Regis Resources, Ltd.	113,926	236,253
Resolute Mining, Ltd.	237,037	211,551
Retail Food Group, Ltd.	38,175	174,285
Ridley Corp., Ltd. (L)	77,396	71,505
Ruralco Holdings, Ltd.	5,507	12,494
SAI Global, Ltd.	54,953	191,309
Salmat, Ltd. (I)	15,825	6,115
Sandfire Resources NL	41,847	177,962
Saracen Mineral Holdings, Ltd. (I)	237,064	164,246
Sealink Travel Group, Ltd.	11,705	34,883
Select Harvests, Ltd.	22,992	106,387
Senetas Corp., Ltd. (I)	298,765	25,425
Senex Energy, Ltd. (I)	276,430	50,651
Servcorp, Ltd.	10,958	62,336
Service Stream, Ltd.	36,969	26,024
Seven Group Holdings, Ltd.	30,239	189,795
Seven West Media, Ltd.	294,670	149,144
SG Fleet Group, Ltd.	18,123	43,189
Shine Corp., Ltd.	13,336	11,080
Sigma Pharmaceuticals, Ltd.	459,521	417,813
Silex Systems, Ltd. (I)	30,817	9,106
Silver Chef, Ltd.	7,758	52,753
Silver Lake Resources, Ltd. (I)	121,174	52,149
Sirtex Medical, Ltd.	15,216	310,278
Slater & Gordon, Ltd. (I)(L)	110,830	26,142
SmartGroup Corp., Ltd.	11,621	49,907
SMS Management & Technology, Ltd.	14,692	12,589
Southern Cross Media Group, Ltd.	194,441	193,477
Spark Infrastructure Group (L)	476,387	790,665

SEE NOTES TO FUND'S INVESTMENTS5

International Small Company Fund

	Shares	Value
Australia (continued)
Specialty Fashion Group, Ltd. (I)	32,660	$12,048
Spotless Group Holdings, Ltd.	60,806	41,304
St. Barbara, Ltd. (I)	169,413	271,323
Steadfast Group, Ltd.	173,150	264,218
Strike Energy, Ltd. (I)	39,151	2,213
Sundance Energy Australia, Ltd. (I)	327,199	42,744
Sunland Group, Ltd.	38,548	43,290
Super Retail Group, Ltd.	39,181	277,859
Tabcorp Holdings, Ltd.	250,609	867,252
Tassal Group, Ltd.	48,398	136,517
Technology One, Ltd.	61,346	264,327
Ten Network Holdings, Ltd. (I)	49,234	37,046
TFS Corp., Ltd. (L)	84,711	96,293
The Reject Shop, Ltd.	7,826	47,522
The Star Entertainment Group, Ltd.	270,279	1,051,362
Thorn Group, Ltd.	44,425	54,652
Tiger Resources, Ltd. (I)	420,741	10,520
Tox Free Solutions, Ltd.	50,113	86,440
Treasury Wine Estates, Ltd.	43,217	344,756
Troy Resources, Ltd. (I)	137,215	28,871
UGL, Ltd. (I)	47,029	109,818
Villa World, Ltd.	28,611	47,088
Village Roadshow, Ltd.	21,752	70,407
Virgin Australia Holdings, Ltd. (I)	305,078	49,484
Virgin Australia International Holdings Pty, Ltd. (I)	252,517	932
Virtus Health, Ltd.	22,711	96,325
Vita Group, Ltd. (L)	15,422	32,896
Watpac, Ltd. (I)	13,238	8,766
Webjet, Ltd.	34,577	254,608
Western Areas, Ltd. (I)	74,758	162,264
Western Desert Resources, Ltd. (I)	102,010	0
Westgold Resources, Ltd. (I)	62,840	63,573
Whitehaven Coal, Ltd. (I)	214,150	430,469
WorleyParsons, Ltd. (I)	52,006	335,380
WPP AUNZ, Ltd.	126,543	89,576
Austria 1.4%		7,719,910
Agrana Beteiligungs AG	898	104,008
ams AG	16,241	474,980
ANDRITZ AG	11,381	586,555
Austria Technologie & Systemtechnik AG	8,870	93,752
BUWOG AG (I)	22,703	527,682
CA Immobilien Anlagen AG (I)	23,268	423,955
Conwert Immobilien Invest SE (I)(L)	22,908	392,631
DO & CO AG	1,986	119,981
EVN AG	11,068	125,819
FACC AG (I)	1,759	10,162
Flughafen Wien AG	376	8,831
Kapsch TrafficCom AG	1,911	81,727
Lenzing AG	3,016	387,640
Mayr Melnhof Karton AG	2,839	285,837
Oesterreichische Post AG (I)	10,426	337,451
Palfinger AG	5,093	148,813
POLYTEC Holding AG	5,790	56,792
Porr AG	2,836	106,442

6SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Austria (continued)
Raiffeisen Bank International AG (I)	39,975	$726,661
RHI AG	10,396	250,826
Rosenbauer International AG	1,097	61,312
S IMMO AG (I)	19,094	201,540
S&T AG	4,111	40,966
Schoeller-Bleckmann Oilfield Equipment AG	3,435	244,361
Semperit AG Holding	3,691	97,870
Strabag SE	6,634	222,939
Telekom Austria AG (I)	36,181	200,013
UNIQA Insurance Group AG	35,879	246,582
Verbund AG	5,210	76,036
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,086	204,971
Wienerberger AG	38,072	673,431
Zumtobel Group AG	11,462	199,344
Belgium 1.8%		9,583,315
Ablynx NV (I)(L)	12,671	132,164
Ackermans & van Haaren NV	6,449	843,592
AGFA-Gevaert NV (I)	41,152	188,307
Atenor	697	32,759
Banque Nationale de Belgique	59	175,588
Barco NV	3,492	267,234
Bekaert SA	11,886	495,080
bpost SA	23,381	525,130
Cie d'Entreprises CFE	2,113	215,050
Cie Immobiliere de Belgique SA (I)	872	46,165
D'ieteren SA	8,129	319,814
Dalenys (I)	1,788	11,694
Deceuninck NV	22,614	58,272
Econocom Group SA (I)	21,940	312,893
Elia System Operator SA	7,808	385,289
Euronav NV	33,565	250,161
EVS Broadcast Equipment SA	3,971	129,392
Exmar NV	12,470	86,463
Fagron (I)(L)	15,116	140,550
Galapagos NV (I)	10,024	594,656
Gimv NV	675	36,064
Ion Beam Applications	8,868	380,798
Jensen-Group NV	391	12,867
Kinepolis Group NV	4,232	187,532
Lotus Bakeries	86	210,991
MDxHealth (I)	7,253	35,449
Melexis NV	5,375	335,870
Nyrstar NV (I)(L)	18,575	129,302
Ontex Group NV	13,251	359,587
Orange Belgium SA (I)	9,467	196,267
Picanol	902	75,208
Recticel SA	12,625	74,803
Resilux	305	46,997
Rezidor Hotel Group AB	27,416	98,389
Roularta Media Group NV	668	17,723
Sioen Industries NV	2,706	89,611
Sipef SA	1,294	73,604
Tessenderlo Chemie NV (I)	9,350	321,010
ThromboGenics NV (I)(L)	6,765	19,050

SEE NOTES TO FUND'S INVESTMENTS7

International Small Company Fund

	Shares	Value
Belgium (continued)
Umicore SA	25,524	$1,532,461
Van de Velde NV	1,691	117,343
Viohalco SA (I)	18,237	22,136
Bermuda 0.2%		1,142,872
Hiscox, Ltd.	87,256	1,142,872
Cambodia 0.0%		259,237
NagaCorp, Ltd.	422,000	259,237
Canada 9.1%		49,664,849
5N Plus, Inc. (I)	22,489	30,302
Absolute Software Corp.	14,102	65,193
Acadian Timber Corp.	2,634	34,315
Advantage Oil & Gas, Ltd. (I)	54,528	395,372
Aecon Group, Inc.	17,903	208,311
Ag Growth International, Inc.	3,700	149,289
AGF Management, Ltd., Class B	22,942	91,543
AGT Food & Ingredients, Inc.	6,651	184,186
Aimia, Inc.	38,462	239,367
Air Canada (I)	21,120	212,253
AirBoss of America Corp.	4,809	39,559
AKITA Drilling, Ltd., Class A	300	1,771
Alamos Gold, Inc., Class A	84,771	539,561
Alaris Royalty Corp.	9,597	160,391
Alarmforce Industries, Inc.	1,242	9,015
Alexco Resource Corp. (I)(L)	20,537	26,602
Algoma Central Corp.	4,052	36,439
Algonquin Power & Utilities Corp.	64,287	532,654
Alterra Power Corp.	9,072	33,362
Altius Minerals Corp.	2,400	22,655
Altus Group, Ltd.	11,740	268,657
Americas Silver Corp. (I)(L)	99,853	18,212
Andrew Peller, Ltd., Class A	10,493	86,862
Asanko Gold, Inc. (I)	3,731	13,082
Athabasca Oil Corp. (I)	125,743	127,306
ATS Automation Tooling Systems, Inc. (I)	28,791	225,047
AuRico Metals, Inc. (I)	46,595	33,993
AutoCanada, Inc.	7,743	116,782
Avigilon Corp. (I)	11,737	113,587
B2Gold Corp. (I)	307,162	743,152
Badger Daylighting, Ltd. (L)	11,808	274,697
Baytex Energy Corp. (I)(L)	71,822	307,969
Bellatrix Exploration, Ltd. (I)(L)	49,456	38,658
Birch Mountain Resources, Ltd. (I)	11,200	1
Birchcliff Energy, Ltd. (I)	55,073	372,264
Bird Construction, Inc.	10,185	70,513
Black Diamond Group, Ltd.	13,617	35,074
BlackPearl Resources, Inc. (I)	123,508	163,660
BMTC Group, Inc.	3,096	30,008
Bonavista Energy Corp.	75,337	251,815
Bonterra Energy Corp.	8,501	167,641
Boralex, Inc., Class A	17,707	230,416
BRP, Inc. (I)	9,440	165,216
Calfrac Well Services, Ltd. (L)	36,548	90,057
Calian Group, Ltd.	2,739	50,567

8SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Callidus Capital Corp.	4,449	$59,781
Canaccord Genuity Group, Inc. (I)	36,899	109,876
Canacol Energy, Ltd. (I)	30,793	103,614
Canadian Energy Services & Technology Corp.	50,762	264,145
Canadian Western Bank (L)	27,513	597,245
Canam Group, Inc.	10,749	76,819
Canexus Corp.	41,777	48,205
Canfor Corp. (I)	21,280	232,713
Canfor Pulp Products, Inc.	10,068	75,100
CanWel Building Materials Group, Ltd.	9,150	38,962
Canyon Services Group, Inc.	26,067	106,146
Capital Power Corp.	26,576	461,761
Capstone Mining Corp. (I)	129,433	100,209
Cargojet, Inc.	900	33,881
Cascades, Inc.	21,955	191,062
Celestica, Inc. (I)	34,782	422,055
Centerra Gold, Inc.	56,316	290,950
Centerra Gold, Inc.	1,244	6,368
Cequence Energy, Ltd. (I)	64,292	12,444
Cervus Equipment Corp.	3,597	42,817
Chesswood Group, Ltd.	1,500	12,875
Chinook Energy, Inc. (I)(L)	38,191	13,931
Cineplex, Inc.	17,505	655,607
Clarke, Inc.	3,000	20,591
Clearwater Seafoods, Inc.	7,000	64,148
Cogeco Communications, Inc.	4,598	220,949
Cogeco, Inc.	2,092	85,577
Colliers International Group, Inc.	4,844	170,993
Colliers International Group, Inc. (Toronto Stock Exchange)	4,265	150,909
Computer Modelling Group, Ltd.	27,733	181,680
Copper Mountain Mining Corp. (I)(L)	41,468	24,079
Corby Spirit and Wine, Ltd.	2,844	47,404
Corridor Resources, Inc. (I)	11,000	3,357
Corus Entertainment, Inc., B Shares	23,832	215,380
Cott Corp.	3,270	37,115
Cott Corp. (Toronto Stock Exchange)	32,819	373,071
Crew Energy, Inc. (I)	49,048	270,197
CRH Medical Corp. (I)	15,492	85,343
Delphi Energy Corp. (I)(L)	58,867	58,722
Denison Mines Corp. (I)	158,519	67,264
DH Corp.	1,760	24,632
DHX Media, Ltd. (I)	32,091	164,605
DirectCash Payments, Inc.	4,576	64,758
DIRTT Environmental Solutions (I)	10,708	46,952
Dominion Diamond Corp.	25,970	248,039
Dorel Industries, Inc., Class B	9,144	250,502
DragonWave, Inc. (I)	196	568
Dundee Precious Metals, Inc. (I)	46,270	70,612
E-L Financial Corp., Ltd.	74	38,892
Eastern Platinum, Ltd. (I)	11,202	3,794
EcoSynthetix, Inc. (I)	3,185	5,050
Eldorado Gold Corp. (I)	175,508	483,421
Enbridge Income Fund Holdings, Inc.	18,757	476,849
Endeavour Silver Corp. (I)	1,400	5,320

SEE NOTES TO FUND'S INVESTMENTS9

International Small Company Fund

	Shares	Value
Canada (continued)
Enercare, Inc.	25,390	$342,868
Enerflex, Ltd.	23,702	301,017
Enerplus Corp.	27,839	240,817
Enghouse Systems, Ltd.	4,682	184,276
Ensign Energy Services, Inc.	44,538	304,701
Epsilon Energy, Ltd. (I)	16,000	34,780
Equitable Group, Inc.	3,020	136,443
Essential Energy Services, Ltd.	57,270	23,449
Evertz Technologies, Ltd.	7,117	86,413
Exchange Income Corp.	7,691	241,500
Exco Technologies, Ltd.	6,790	54,187
EXFO, Inc. (I)	8	34
EXFO, Inc. (Toronto Stock Exchange) (I)	46	198
Extendicare, Inc.	27,095	197,066
Fiera Capital Corp.	11,467	109,266
Finning International, Inc.	2,000	40,289
Firm Capital Mortgage Investment Corp.	1,400	14,424
First Majestic Silver Corp. (I)	28,473	252,448
First National Financial Corp.	4,398	86,140
FirstService Corp.	3,794	164,698
FirstService Corp. (Toronto Stock Exchange)	4,746	206,085
Fortress Paper, Ltd., Class A (I)(L)	2,404	12,223
Fortuna Silver Mines, Inc. (I)	48,367	292,370
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	4,700	37,613
Genesis Land Development Corp.	1,561	3,382
Genworth MI Canada, Inc. (L)	12,923	314,296
Gibson Energy, Inc.	31,859	432,835
Glacier Media, Inc. (I)	8,800	4,455
Gluskin Sheff + Associates, Inc.	7,742	90,543
GMP Capital, Inc.	17,308	53,600
goeasy, Ltd.	700	12,533
Golden Star Resources, Ltd. (I)	13,800	12,213
Golden Star Resources, Ltd. (Toronto Stock Exchange) (I)	71,396	60,059
Gran Tierra Energy, Inc. (I)	86,282	246,648
Granite Oil Corp. (I)	7,935	31,249
Great Canadian Gaming Corp. (I)	16,834	299,135
Great Panther Silver, Ltd. (I)	1,300	1,976
Great Panther Silver, Ltd. (Toronto Stock Exchange) (I)	34,334	51,886
Guardian Capital Group, Ltd., Class A	200	3,365
Guyana Goldfields, Inc. (I)	12,160	49,788
Hanfeng Evergreen, Inc. (I)	3,700	14
Heroux-Devtek, Inc. (I)	10,543	123,458
High Liner Foods, Inc.	6,243	92,904
HNZ Group, Inc.	700	5,784
Home Capital Group, Inc. (L)	17,148	379,393
Horizon North Logistics, Inc.	47,826	67,290
HudBay Minerals, Inc.	77,782	524,607
Hudson's Bay Company (L)	19,500	214,409
IAMGOLD Corp. (I)	143,574	525,857
IMAX Corp. (I)	10,300	329,085
Imperial Metals Corp. (I)	19,800	88,439
Information Services Corp.	2,000	25,683
Innergex Renewable Energy, Inc.	27,088	277,676

10SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Interfor Corp. (I)	22,629	$251,171
International Tower Hill Mines, Ltd. (I)	4,097	2,257
Intertape Polymer Group, Inc.	18,729	344,102
Just Energy Group, Inc.	34,430	188,387
K-Bro Linen, Inc.	2,386	65,756
KAB Distribution, Inc. (I)	18,405	1
Kelt Exploration, Ltd. (I)	10,273	48,868
Kingsway Financial Services, Inc. (I)	2,175	12,872
Kirkland Lake Gold, Inc. (I)	32,730	181,766
Klondex Mines, Ltd. (I)	55,140	266,813
Knight Therapeutics, Inc. (I)	4,223	32,475
Laurentian Bank of Canada	10,106	401,366
Leon's Furniture, Ltd.	7,041	91,623
Lightstream Resources, Ltd. (I)	75,972	6,504
Linamar Corp.	6,870	264,612
Liquor Stores N.A., Ltd. (L)	9,476	76,398
Lucara Diamond Corp.	104,230	252,952
Lundin Mining Corp. (I)	140,746	690,476
MacDonald Dettwiler & Associates, Ltd.	10,314	539,541
Magellan Aerospace Corp.	5,783	82,313
Mainstreet Equity Corp. (I)	1,722	41,034
Major Drilling Group International, Inc. (I)	29,538	134,354
Mandalay Resources Corp.	122,678	61,188
Manitoba Telecom Services, Inc.	8,900	246,998
Maple Leaf Foods, Inc.	28,150	613,168
Martinrea International, Inc.	25,694	145,178
Maxim Power Corp. (I)	6,300	16,649
McCoy Global, Inc. (I)	5,254	5,632
Mediagrif Interactive Technologies, Inc.	1,400	19,896
Medical Facilities Corp.	9,330	116,338
MEG Energy Corp. (I)(L)	22,200	112,215
Melcor Developments, Ltd.	4,800	49,847
Merus Labs International, Inc. (I)	20,300	19,646
Methanex Corp.	1,700	74,800
Methanex Corp. (Toronto Stock Exchange)	4,800	211,289
Mitel Networks Corp. (I)	24,203	174,230
Morguard Corp.	678	87,323
Morneau Shepell, Inc.	13,961	195,909
MTY Food Group, Inc.	5,541	206,906
Mullen Group, Ltd.	27,750	370,606
Nautilus Minerals, Inc. (I)	50,929	6,824
Nevsun Resources, Ltd.	49,793	159,762
New Flyer Industries, Inc.	11,030	347,413
New Gold, Inc. (I)	140,306	500,309
Newalta Corp. (L)	21,912	30,504
Norbord, Inc.	6,047	151,344
North American Energy Partners, Inc.	3,335	11,917
Northern Dynasty Minerals, Ltd. (I)	6,576	7,784
Northland Power, Inc.	31,129	503,329
Novelion Therapeutics, Inc. (I)	8,200	16,116
NuVista Energy, Ltd. (I)	61,705	320,629
Orbite Technologies, Inc. (I)	105,500	21,991
Osisko Gold Royalties, Ltd.	24,130	236,396
Painted Pony Petroleum, Ltd. (I)	30,528	216,125

SEE NOTES TO FUND'S INVESTMENTS11

International Small Company Fund

	Shares	Value
Canada (continued)
Pan American Silver Corp.	52,079	$877,353
Paramount Resources, Ltd., Class A (I)	19,199	248,116
Parex Resources, Inc. (I)	41,004	535,405
Parkland Fuel Corp.	24,802	514,762
Pason Systems, Inc.	13,083	155,247
Pengrowth Energy Corp. (I)	181,974	276,354
Penn West Petroleum, Ltd. (I)(L)	166,821	290,599
PHX Energy Services Corp.	11,019	28,874
Pine Cliff Energy, Ltd. (I)(L)	49,800	40,409
Pizza Pizza Royalty Corp.	7,878	94,128
Platinum Group Metals, Ltd. (I)	1,120	1,751
Points International, Ltd. (I)	3,410	23,354
PolyMet Mining Corp. (I)(L)	20,250	17,638
Precision Drilling Corp. (I)	87,881	465,803
Premium Brands Holdings Corp.	6,657	349,823
Primero Mining Corp. (I)	57,490	50,501
Pulse Seismic, Inc. (I)	17,551	29,398
Pure Technologies, Ltd.	7,902	27,942
Questerre Energy Corp., Class A (I)	26,400	8,451
Raging River Exploration, Inc. (I)	54,652	432,480
RB Energy, Inc. (I)	50,909	153
Redknee Solutions, Inc. (I)(L)	29,440	40,545
Reitmans Canada, Ltd., Class A	15,656	76,689
Richelieu Hardware, Ltd.	15,354	308,040
Richmont Mines, Inc. (I)	20,096	130,154
RMP Energy, Inc. (I)	49,317	26,801
Rocky Mountain Dealerships, Inc.	6,328	44,281
Rogers Sugar, Inc.	27,887	136,394
Russel Metals, Inc. (L)	19,586	376,906
Sabina Gold & Silver Corp. (I)	8,968	6,476
Sandstorm Gold, Ltd. (I)	51,379	190,094
Sandvine Corp.	44,744	101,926
Savanna Energy Services Corp. (I)	34,333	40,638
Sears Canada, Inc. (I)	10,168	17,107
Secure Energy Services, Inc.	53,504	379,582
SEMAFO, Inc. (I)	86,252	262,615
ShawCor, Ltd.	18,378	451,891
Sherritt International Corp. (I)	86,942	78,962
Sienna Senior Living, Inc.	14,226	168,704
Sierra Wireless, Inc. (I)	11,321	174,117
Silver Standard Resources, Inc. (I)	33,297	329,425
Solium Capital, Inc. (I)	11,329	67,554
Spartan Energy Corp. (I)	105,880	258,532
Sprott Resource Corp. (I)(L)	45,670	18,019
Sprott, Inc.	47,651	91,166
Stantec, Inc.	19,574	522,391
Stella-Jones, Inc.	12,106	406,718
Stornoway Diamond Corp. (I)	2,566	1,929
Strad Energy Services, Ltd. (I)	8,902	10,272
Street Capital Group, Inc. (I)(L)	13,900	17,488
Stuart Olson, Inc.	7,100	29,599
Student Transportation, Inc.	25,690	146,877
SunOpta, Inc. (I)	2,100	15,330
SunOpta, Inc. (Toronto Stock Exchange) (I)	22,645	165,206

12SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Superior Plus Corp.	36,640	$327,313
Surge Energy, Inc.	80,476	167,746
Taseko Mines, Ltd. (I)	5,290	3,486
Taseko Mines, Ltd. (Toronto Stock Exchange) (I)	53,246	34,882
Tembec, Inc. (I)	30,748	40,057
Teranga Gold Corp. (I)	3,505	2,223
Teranga Gold Corp. (Toronto Stock Exchange) (I)	114,878	71,836
The Descartes Systems Group, Inc. (I)	13,706	304,362
The Intertain Group, Ltd. (I)	9,885	62,770
The Jean Coutu Group PJC, Inc., Class A	6,098	94,014
The North West Company, Inc.	12,630	235,526
Theratechnologies, Inc. (I)(L)	19,400	44,048
Timmins Gold Corp. (I)	98,972	32,787
TMX Group, Ltd.	10,805	544,634
TORC Oil & Gas, Ltd.	42,142	263,838
Toromont Industries, Ltd.	20,874	684,353
Torstar Corp., Class B	17,964	22,467
Total Energy Services, Inc.	8,843	88,542
TransAlta Corp. (L)	83,976	459,483
TransAlta Renewables, Inc.	26,287	268,682
Transcontinental, Inc., Class A	19,210	266,706
TransForce, Inc.	23,278	592,824
TransGlobe Energy Corp.	20,792	36,684
Trican Well Service, Ltd. (I)	63,244	173,729
Trilogy Energy Corp. (I)	23,350	113,334
Trinidad Drilling, Ltd.	75,266	156,886
Uni-Select, Inc.	13,505	304,725
Valener, Inc.	11,846	183,779
Vecima Networks, Inc.	1,797	12,575
Veresen, Inc.	82,701	759,719
Wajax Corp.	6,547	118,921
Wesdome Gold Mines, Ltd. (I)(L)	36,961	66,862
West Fraser Timber Company, Ltd.	13,596	484,711
Western Energy Services Corp.	23,826	40,795
Western Forest Products, Inc.	128,982	173,794
Westjet Airlines, Ltd.	1,400	21,949
Westport Fuel Systems, Inc. (I)	2,300	2,921
Westshore Terminals Investment Corp.	17,465	360,013
Wi-LAN, Inc.	36,398	48,773
Winpak, Ltd.	8,836	308,040
Xtreme Drilling and Coil Services Corp. (I)	12,048	25,023
Yamana Gold, Inc.	15,520	46,330
Yellow Pages, Ltd. (I)	7,914	106,046
ZCL Composites, Inc.	11,030	100,340
Zenith Capital Corp. (I)	5,300	868
China 0.1%		541,858
Bund Center Investment, Ltd.	55,500	28,104
China Chuanglian Education Group, Ltd. (I)	948,000	21,188
China Everbright Water, Ltd.	107,200	36,512
China Gold International Resources Corp., Ltd. (I)	84,282	173,169
FIH Mobile, Ltd.	768,000	247,156
New Sports Group, Ltd. (I)	1,000,000	13,286
Sino Grandness Food Industry Group, Ltd. (L)	96,800	22,443

SEE NOTES TO FUND'S INVESTMENTS13

International Small Company Fund

	Shares	Value
Cyprus 0.0%		$14,437
Deep Sea Supply PLC (I)	41,514	6,104
Songa Offshore (I)	306,160	8,333
Denmark 1.7%		9,324,393
ALK-Abello A/S	1,709	209,589
Alm Brand A/S	18,903	140,848
Ambu A/S, Class B	8,049	310,894
Bang & Olufsen A/S (I)	10,302	107,594
Bavarian Nordic A/S (I)	7,896	254,862
Brodrene Hartmann A/S	809	38,447
D/S Norden A/S (I)(L)	7,161	108,750
Dfds A/S	11,140	457,486
FLSmidth & Company A/S	10,624	434,477
Fluegger A/S, B Shares	225	10,620
GN Store Nord A/S	39,731	773,423
H+H International A/S, Class B (I)	3,161	30,076
Harboes Bryggeri A/S, Class B	1,452	29,521
IC Group A/S	2,299	47,720
Jeudan A/S (I)	395	39,661
Jyske Bank A/S	15,688	682,216
Matas A/S	3,111	43,352
NKT Holding A/S	6,904	469,087
NNIT A/S (S)	824	23,397
Nordjyske Bank A/S	1,190	17,150
Parken Sport & Entertainment A/S (I)	864	8,990
PER Aarsleff A/S	5,770	131,184
Ringkjoebing Landbobank A/S	1,194	235,597
Rockwool International A/S, A Shares	128	19,987
Rockwool International A/S, B Shares	2,181	351,041
Royal Unibrew A/S	11,745	461,593
RTX A/S	2,386	42,748
Santa Fe Group A/S (I)	4,792	38,894
Schouw & Company A/S	3,669	244,254
SimCorp A/S	10,985	521,715
Solar A/S, B Shares	1,619	80,852
Spar Nord Bank A/S	28,264	295,505
Sydbank A/S	21,448	629,566
TDC A/S (I)	140,612	713,744
TK Development A/S (I)(L)	17,289	20,184
Topdanmark A/S (I)	19,458	491,921
Tryg A/S	15,150	272,012
United International Enterprises	560	99,364
Vestjysk Bank A/S (I)	3,265	4,877
William Demant Holding A/S (I)	22,348	377,527
Zealand Pharma A/S (I)	3,439	53,668
Faroe Islands 0.1%		399,885
Bakkafrost P/F	9,028	380,887
BankNordik P/F	953	18,998
Finland 2.6%		14,085,542
Ahlstrom OYJ	3,929	62,986
Aktia Bank OYJ	6,176	60,391
Alma Media OYJ (I)	11,325	59,042
Amer Sports OYJ	28,826	768,338
Apetit OYJ	930	12,803

14SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Finland (continued)
Aspo OYJ	7,980	$62,026
Atria OYJ	2,503	29,119
BasWare OYJ (I)	2,688	104,824
Bittium OYJ (L)	8,815	54,754
Cargotec OYJ, B Shares	12,776	516,143
Caverion Corp.	28,111	193,729
Citycon OYJ	111,698	257,161
Comptel OYJ	25,749	56,670
Cramo OYJ	10,826	271,396
Digia OYJ	2,622	8,402
Elisa OYJ	34,577	1,084,150
F-Secure OYJ	25,386	85,868
Finnair OYJ (I)	15,392	68,466
Fiskars OYJ ABP	9,196	158,125
HKScan OYJ, A Shares	7,997	24,604
Huhtamaki OYJ	26,131	982,421
Ilkka-Yhtyma OYJ	2,083	5,859
Kemira OYJ	33,011	401,193
Kesko OYJ, A Shares	4,394	203,268
Kesko OYJ, B Shares	16,574	815,775
Konecranes OYJ	14,408	496,027
Lassila & Tikanoja OYJ	7,854	156,102
Lemminkainen OYJ	1,173	23,602
Metsa Board OYJ (L)	55,838	362,095
Metso OYJ	24,221	684,449
Nokian Renkaat OYJ	26,945	971,181
Olvi OYJ, A Shares	4,469	130,096
Oriola-KD OYJ, B Shares	32,046	149,008
Orion OYJ, Class A	7,999	336,582
Orion OYJ, Class B	22,072	937,648
Outokumpu OYJ (I)	90,690	700,796
Outotec OYJ (I)(L)	50,915	271,290
PKC Group OYJ	5,912	90,343
Ponsse OYJ	2,655	62,735
Poyry OYJ (I)	12,889	42,108
QT Group OYJ (I)	2,622	13,984
Raisio OYJ	29,283	105,851
Ramirent OYJ	21,388	152,209
Rapala VMC OYJ	617	2,722
Revenio Group OYJ	1,456	39,327
Sanoma OYJ	30,655	247,378
SRV Group OYJ	2,444	12,321
Stockmann OYJ ABP, A Shares (I)	1,949	13,411
Stockmann OYJ ABP, B Shares (I)	12,575	83,379
Talvivaara Mining Company PLC (I)	90,559	291
Technopolis OYJ	32,356	103,979
Teleste OYJ	1,377	12,713
Tieto OYJ	14,792	375,419
Tikkurila OYJ	11,265	198,986
Uponor OYJ	15,403	247,924
Vaisala OYJ, A Shares	2,696	93,542
Valmet OYJ	22,943	350,173
YIT OYJ	33,814	270,358

SEE NOTES TO FUND'S INVESTMENTS15

International Small Company Fund

	Shares	Value
France 4.9%		$26,724,872
ABC Arbitrage	1,837	14,700
Actia Group	2,573	20,734
Air France-KLM (I)	40,150	216,012
Akka Technologies (L)	3,678	126,164
Albioma SA	6,640	104,352
Altamir	3,756	47,086
Alten SA	9,762	668,178
Altran Technologies SA (I)	39,254	499,592
APRIL SA	6,582	83,558
Archos (I)	432	553
Arkema SA	13,847	1,327,741
Assystem	3,379	94,359
Aubay	2,137	58,040
Axway Software SA	2,311	70,686
Bastide le Confort Medical	507	12,537
Beneteau SA	11,528	157,010
BioMerieux	3,951	548,564
Boiron SA	2,495	212,788
Bonduelle SCA	4,300	108,132
Bourbon SA (L)	2,866	33,387
Burelle SA	138	128,107
Catering International Services	1,089	18,586
Cegedim SA (I)(L)	2,125	49,613
CGG SA (I)(L)	4,301	62,150
Chargeurs SA	7,024	117,557
Cie des Alpes	2,539	47,662
Cie Plastic Omnium SA	17,595	534,854
Coface SA	4,795	28,155
Derichebourg SA	22,002	69,703
Devoteam SA	1,595	88,206
Edenred	34,421	724,931
Electricite de Strasbourg SA	142	15,377
Elior Group (S)	17,318	359,009
Elis SA	3,110	48,345
Eramet (I)	1,524	95,844
Esso SA Francaise (I)	871	32,111
Etablissements Maurel et Prom (I)	41,735	182,313
Euler Hermes Group	3,649	306,240
Exel Industries SA, A Shares	343	24,452
Faiveley Transport SA	2,283	242,154
Faurecia	19,318	690,250
Fimalac	40	4,408
Fleury Michon SA	344	20,714
Gaumont SA	489	27,659
Gaztransport Et Technigaz SA	5,930	201,285
GEA	126	12,152
GL Events	2,191	38,351
Groupe Crit	997	64,480
Groupe Eurotunnel SE	12,449	109,351
Groupe Fnac SA (I)	3,526	255,709
Groupe Fnac SA (London Stock Exchange) (I)	3,594	260,205
Groupe Gorge (I)	1,438	30,715
Groupe Open	1,805	42,254
Guerbet	1,640	101,598

16SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
France (continued)
Haulotte Group SA	3,951	$53,026
Havas SA	29,492	237,845
HERIGE SADCS (I)(L)	539	14,283
HiPay Group SA (I)	1,631	19,183
ID Logistics Group (I)	271	39,282
Imerys SA	6,258	435,753
Interparfums SA	3,412	91,693
Ipsen SA	10,827	733,162
IPSOS	11,919	346,144
Jacquet Metal Service	4,366	83,874
Korian SA	12,892	336,474
Lagardere SCA	36,324	894,645
Laurent-Perrier	809	56,541
Le Belier	517	21,091
Le Noble Age	1,430	51,892
Lectra	5,145	84,824
Linedata Services	957	43,001
LISI	4,899	147,234
Maisons France Confort SA	1,083	52,083
Manitou BF SA	3,046	53,243
Manutan International	731	46,412
Mersen	3,103	60,789
METabolic EXplorer SA (I)	8,100	21,949
Metropole Television SA	16,057	273,798
MGI Coutier	3,975	99,989
Naturex (I)	2,163	179,130
Neopost SA	10,560	311,948
Nexans SA (I)	11,523	600,456
Nexity SA (I)	10,836	500,551
Nicox (I)	6,072	48,803
NRJ Group (I)	7,604	70,962
Oeneo SA	7,687	64,340
Onxeo SA (I)(L)	11,077	28,015
Onxeo SA (Copenhagen Stock Exchange) (I)	2,056	5,290
Orpea	11,444	883,099
Pierre & Vacances SA (I)(L)	1,671	69,274
Plastivaloire	180	21,906
PSB Industries SA	506	24,458
Rallye SA (L)	7,111	124,224
Rexel SA	54,488	841,124
Robertet SA	258	84,290
Rothschild & Company	4,666	105,948
Rubis SCA	12,695	1,035,686
Samse SA	285	41,563
Sartorius Stedim Biotech	6,276	400,028
Savencia SA	1,381	99,563
SEB SA	6,664	895,872
Seche Environnement SA	1,291	35,466
Sequana SA (I)	13,574	19,685
Societe Internationale de Plantations d'Heveas SA (I)	288	13,748
Societe Marseillaise du Tunnel Prado-Carenage SA	219	7,207
SOITEC (I)	128,804	136,285
Solocal Group (I)(L)	16,412	53,794
Somfy SA	386	156,288

SEE NOTES TO FUND'S INVESTMENTS17

International Small Company Fund

	Shares	Value
France (continued)
Sopra Steria Group	4,503	$450,754
SPIE SA	6,860	126,588
Ste Industrielle d'Aviation Latecoere SA (I)	19,817	72,164
Stef SA	1,010	80,149
Store Electronic (I)	1,989	50,558
Synergie SA	3,235	111,744
Tarkett SA	2,776	95,254
Technicolor SA	88,478	435,356
Teleperformance	17,083	1,667,152
Television Francaise 1	37,625	344,165
Tessi SA	606	95,785
TFF Group	88	9,079
Thermador Groupe	1,234	102,461
Touax SA (I)	271	2,875
Trigano SA	2,414	180,074
UBISOFT Entertainment (I)	30,560	1,061,455
Union Financiere de France Banque SA	1,403	33,441
Vallourec SA (I)	81,681	458,448
Valneva SE (I)(L)	15,085	41,739
Vetoquinol SA	1,028	48,388
Vicat SA	5,741	332,117
VIEL & Compagnie SA	6,888	28,811
Vilmorin & Compagnie SA	2,133	125,705
Virbac SA (I)	937	127,114
Vranken-Pommery Monopole Group SA	407	9,261
Worldline SA (I)(S)	1,478	38,349
Gabon 0.0%		29,173
Total Gabon	211	29,173
Georgia 0.1%		381,490
BGEO Group PLC	10,310	381,490
Germany 5.7%		30,863,743
Aareal Bank AG	20,182	716,064
Adler Modemaerkte AG	2,325	11,897
ADVA Optical Networking SE (I)	11,973	90,184
Aixtron SE (I)	17,077	69,164
AIXTRON SE, ADR (I)(L)	3,360	13,339
All For One Steeb AG	87	4,942
Allgeier SE	2,437	42,826
Amadeus Fire AG	1,391	107,879
Atoss Software AG	232	13,389
Aurubis AG	11,266	597,449
Axel Springer SE	12,430	532,993
Basler AG	410	26,915
Bauer AG	3,326	36,313
BayWa AG	3,494	110,473
Bechtle AG	4,494	418,493
Bertrandt AG	1,317	138,246
Bijou Brigitte AG	1,339	75,918
Bilfinger SE (I)(L)	9,686	366,625
Biotest AG	2,718	45,420
Borussia Dortmund GmbH & Company KGaA	20,109	102,864
CANCOM SE	4,378	197,734
Carl Zeiss Meditec AG	7,782	266,435

18SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
CENIT AG	3,265	$65,785
CENTROTEC Sustainable AG	3,253	53,371
Cewe Stiftung & Company KGAA	1,962	173,344
Clere AG (I)	388	6,836
comdirect bank AG	8,923	90,637
CompuGroup Medical AG	6,226	245,838
Constantin Medien AG (I)	13,725	25,969
CropEnergies AG	7,965	39,889
CTS Eventim AG & Company KGaA	11,374	339,071
Data Modul AG	635	34,951
DEAG Deutsche Entertainment AG (I)	2,850	9,036
Delticom AG	2,124	36,756
Deutsche Beteiligungs AG	222	7,261
Deutz AG	36,545	200,094
DIC Asset AG	12,755	114,941
DMG Mori AG	15,662	692,885
Dr Hoenle AG	1,598	46,634
Draegerwerk AG & Company KGaA	970	63,749
Drillisch AG (L)	9,361	360,377
Duerr AG	7,102	566,889
Eckert & Ziegler AG	1,622	40,276
Elmos Semiconductor AG	2,876	43,831
ElringKlinger AG	7,805	109,769
Euromicron AG (I)	2,304	14,534
Evotec AG (I)	29,203	190,090
Fielmann AG	6,430	404,703
First Sensor AG (I)	680	9,675
Francotyp-Postalia Holding AG	2,607	13,511
Fraport AG Frankfurt Airport Services Worldwide	11,258	653,325
Freenet AG	34,294	874,400
Fuchs Petrolub SE	7,224	267,523
Gerresheimer AG	9,481	691,168
Gerry Weber International AG	6,184	71,275
Gesco AG	1,066	78,710
GFK SE	4,863	149,613
GFT Technologies SE	3,876	78,078
Grammer AG	4,719	233,603
GRENKE AG	1,386	202,000
H&R GmbH & Company KGaA (I)	4,527	74,507
Hamburger Hafen und Logistik AG	6,944	121,025
Heidelberger Druckmaschinen AG (I)	81,984	207,520
Hella KGaA Hueck & Company	3,502	122,021
HOCHTIEF AG	994	141,262
HolidayCheck Group AG (I)	7,724	17,945
Hornbach Baumarkt AG	1,951	57,500
Hugo Boss AG	3,134	179,601
Indus Holding AG	6,764	370,529
Init Innovation In Traffic Systems AG	1,525	23,275
Intershop Communications AG (I)	2,654	2,928
Isra Vision AG	1,055	105,298
IVU Traffic Technologies AG (I)	5,399	15,935
Jenoptik AG	14,562	245,155
K+S AG (L)	5,137	104,528
KION Group AG	14,426	816,830

SEE NOTES TO FUND'S INVESTMENTS19

International Small Company Fund

	Shares	Value
Germany (continued)
Kloeckner & Company SE (I)	35,941	$379,716
Koenig & Bauer AG (I)	5,298	236,854
Kontron AG (I)	10,583	31,643
Krones AG	3,797	344,245
KSB AG	73	27,826
KUKA AG (I)	8,679	970,630
KWS Saat SE	773	228,111
Lanxess AG	25,081	1,551,116
LEG Immobilien AG (I)	17,094	1,293,604
Leifheit AG	500	29,700
Leoni AG	9,119	288,243
LPKF Laser & Electronics AG (I)(L)	5,509	35,499
Manz AG (I)	1,315	45,960
MasterFlex AG (I)	414	2,917
Mediclin AG (I)	8,179	48,964
Medigene AG (I)(L)	5,784	55,133
MLP AG	16,444	72,857
msg life AG (I)	4,454	11,671
MTU Aero Engines AG	13,265	1,393,530
MVV Energie AG	1,699	36,381
Nemetschek SE	6,976	386,090
Nexus AG	2,436	47,340
Nordex SE (I)(L)	19,130	394,860
Norma Group SE	8,179	323,796
OHB SE	2,007	40,107
OSRAM Licht AG	19,717	1,002,844
Paion AG (I)	1,036	2,640
Paragon AG	613	29,713
PATRIZIA Immobilien AG (I)	11,244	184,423
Pfeiffer Vacuum Technology AG	1,677	148,309
PNE Wind AG (L)	19,837	46,859
PSI AG	1,649	20,808
Puma SE	709	174,457
PVA TePla AG (I)	1,400	3,594
QSC AG	22,475	48,412
R Stahl AG (L)	823	25,241
Rational AG	916	403,201
Rheinmetall AG	10,807	770,498
RHOEN-KLINIKUM AG	9,077	239,768
RIB Software AG	6,795	100,978
SAF-Holland SA	13,030	179,997
Salzgitter AG	13,919	455,235
Schaltbau Holding AG	1,401	45,287
SHW AG	1,989	69,850
Siltronic AG (I)	1,144	45,976
Sixt SE	3,273	172,647
SMA Solar Technology AG (L)	3,049	73,891
SMT Scharf AG (I)	1,261	15,818
Softing AG	2,069	25,835
Software AG	13,916	490,640
Solarworld AG (I)	90	284
STADA Arzneimittel AG	20,298	991,724
STRATEC Biomedical AG	521	24,296
Stroeer SE (L)	6,630	251,731

20SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
Suedzucker AG	27,775	$622,253
Suess MicroTec AG (I)(L)	6,836	44,318
Surteco SE	1,666	36,590
TAG Immobilien AG	32,210	402,754
Takkt AG	10,249	210,687
Technotrans AG	2,703	69,182
TLG Immobilien AG	7,811	140,666
Tom Tailor Holding AG (I)	5,865	28,769
VERBIO Vereinigte BioEnergie AG	7,686	57,059
Vossloh AG (I)(L)	2,693	155,698
VTG AG	2,456	74,082
Wacker Chemie AG	4,078	361,463
Wacker Neuson SE	8,617	124,062
Washtec AG	3,461	176,858
XING AG	783	145,735
Gibraltar 0.0%		143,223
888 Holdings PLC	54,606	143,223
Greece 0.0%		79
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (I)	1,810	79
TT Hellenic Postbank SA (I)	20,725	0
Greenland 0.0%		1,716
Gronlandsbanken A/S	20	1,716
Guernsey, Channel Islands 0.0%		17,790
Raven Russia, Ltd.	37,237	17,790
Hong Kong 3.2%		17,561,824
Aeon Stores Hong Kong Company, Ltd.	22,000	19,847
Agritrade Resources, Ltd.	210,000	35,175
Alco Holdings, Ltd.	54,000	15,408
Allied Group, Ltd.	18,000	91,918
Allied Properties HK, Ltd.	622,000	138,769
Anxian Yuan China Holdings, Ltd. (I)	600,000	7,909
APAC Resources, Ltd. (I)	147,812	2,120
Applied Development Holdings, Ltd. (I)	360,000	40,795
APT Satellite Holdings, Ltd.	137,500	74,642
Asia Financial Holdings, Ltd.	94,000	50,850
Asia Satellite Telecommunications Holdings, Ltd. (I)	38,220	49,301
Asia Standard International Group, Ltd.	168,000	36,759
ASM Pacific Technology, Ltd.	46,800	467,511
Associated International Hotels, Ltd.	26,000	76,740
Auto Italia Holdings (I)	950,000	16,515
BEP International Holdings, Ltd.	1,880,000	138,424
Bonjour Holdings, Ltd.	635,000	28,234
Bossini International Holdings	246,000	14,419
Bright Smart Securities & Commodities Group, Ltd.	150,000	64,558
Brightoil Petroleum Holdings, Ltd. (I)	598,000	180,097
Brockman Mining, Ltd. (I)	855,430	14,358
Burwill Holdings, Ltd. (I)	1,216,000	28,143
Cafe de Coral Holdings, Ltd.	92,000	330,563
CCT Fortis Holdings, Ltd.	72,000	10,101
Century City International Holdings, Ltd.	452,000	30,828
CGN Mining Company, Ltd. (I)	250,000	19,999
Champion Technology Holdings, Ltd. (I)	986,000	20,140

SEE NOTES TO FUND'S INVESTMENTS21

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Chen Hsong Holdings	40,000	$9,835
Chevalier International Holdings, Ltd.	45,524	71,178
China Energy Development Holdings, Ltd. (I)	2,748,000	31,895
China Environmental Energy Investment, Ltd. (I)	100,000	7,338
China Ever Grand Financial Leasing Group Company, Ltd. (I)	1,760,000	23,053
China Flavors & Fragrances Company, Ltd.	68,000	22,307
China Metal International Holdings, Inc.	150,000	49,439
China Solar Energy Holdings, Ltd. (I)	127,000	2,947
China Star Entertainment, Ltd. (I)	126,000	9,203
China Strategic Holdings, Ltd. (I)	1,372,500	32,158
China Ting Group Holdings, Ltd.	384,000	21,565
China Wah Yan Healthcare, Ltd. (I)	157,500	954
Chinese Estates Holdings, Ltd.	17,000	31,460
Chow Sang Sang Holdings International, Ltd.	104,000	193,815
Chuang's Consortium International, Ltd.	404,021	84,287
CITIC Telecom International Holdings, Ltd.	446,000	146,439
CK Life Sciences International Holdings, Inc.	890,000	82,546
CNQC International Holdings, Ltd.	47,500	17,265
Common Splendor International Health Industry Group, Ltd. (I)	436,000	37,665
Continental Holdings, Ltd. (I)	510,000	10,097
Convenience Retail Asia, Ltd.	68,000	34,159
Convoy Global Holdings, Ltd. (I)	630,000	20,662
Cowell e Holdings, Inc. (I)(L)	51,000	14,690
CP Lotus Corp. (I)	280,000	4,286
Crocodile Garments (I)	185,000	24,541
Cross-Harbour Holdings, Ltd.	22,000	31,779
CSI Properties, Ltd.	1,976,333	70,025
Dah Sing Banking Group, Ltd.	118,848	221,421
Dah Sing Financial Holdings, Ltd.	43,944	294,035
Dan Form Holdings Company, Ltd.	66,000	23,194
Dickson Concepts International, Ltd.	94,000	34,542
DMX Technologies Group, Ltd. (I)	34,000	2,586
Eagle Nice International Holdings, Ltd.	46,000	12,990
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd.	861,000	90,777
Emperor Entertainment Hotel, Ltd.	135,000	33,733
Emperor International Holdings, Ltd.	466,250	107,430
Emperor Watch & Jewellery, Ltd. (I)	1,270,000	45,110
ENM Holdings, Ltd. (I)	60,000	4,707
EPI Holdings, Ltd. (I)	846,000	25,453
Esprit Holdings, Ltd. (I)	510,050	417,613
eSun Holdings, Ltd. (I)	113,000	9,866
Fairwood Holdings, Ltd.	21,000	91,810
Far East Consortium International, Ltd.	441,727	191,141
First Pacific Company, Ltd.	328,000	230,249
First Shanghai Investments, Ltd.	296,000	52,842
Fountain SET Holdings, Ltd.	188,000	24,465
Future Bright Holdings, Ltd.	162,000	19,173
G-Resources Group, Ltd.	6,610,800	125,134
GCL New Energy Holdings, Ltd. (I)	1,544,000	91,373
Get Nice Financial Group, Ltd.	53,100	7,314
Get Nice Holdings, Ltd.	1,798,000	61,390
Giordano International, Ltd.	343,708	183,737
Global Brands Group Holding, Ltd. (I)	1,678,000	261,579

22SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Glorious Sun Enterprises, Ltd.	146,000	$18,451
Gold Peak Industries Holding, Ltd.	90,000	8,694
Guangnan Holdings, Ltd.	108,000	13,221
Guoco Group, Ltd.	4,000	44,850
Guotai Junan International Holdings, Ltd.	664,600	264,137
Haitong International Securities Group, Ltd.	492,791	338,137
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hanison Construction Holdings, Ltd.	143,631	25,139
Hao Tian Development Group, Ltd. (I)	387,200	17,023
Harbour Centre Development, Ltd.	37,500	69,102
HKBN, Ltd.	164,000	185,906
HKR International, Ltd. (I)	218,400	100,690
Hong Kong Aircraft Engineering Company, Ltd.	13,600	90,937
Hong Kong Ferry Holdings Company, Ltd.	46,000	53,627
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	6,100
Hong Kong Television Network, Ltd. (I)	31,000	4,951
Hong Kong Television Network, Ltd., ADR (I)	1,717	5,340
HongDa Financial Holding, Ltd. (I)	240,000	10,203
Hongkong Chinese, Ltd.	224,000	40,393
Hop Hing Group Holdings, Ltd.	920,000	16,709
Hopewell Holdings, Ltd.	168,500	614,065
Hsin Chong Group Holdings, Ltd. (I)	736,000	35,085
Huarong Investment Stock Corp., Ltd. (I)	55,000	14,332
Hung Hing Printing Group, Ltd.	76,216	11,083
Hutchison Telecommunications Hong Kong Holdings, Ltd.	388,000	129,511
I-CABLE Communications, Ltd. (I)	183,000	18,821
Imagi International Holdings, Ltd. (I)	938,250	26,124
International Standard Resources Holdings, Ltd. (I)	1,080,000	15,426
iOne Holdings, Ltd. (I)	980,000	30,550
IPE Group, Ltd.	220,000	48,465
IRC, Ltd. (I)	864,666	42,236
IT, Ltd. (L)	202,808	80,620
ITC Corp., Ltd.	271,327	28,637
Johnson Electric Holdings, Ltd.	99,500	287,776
K Wah International Holdings, Ltd.	335,826	172,584
Kader Holdings Company, Ltd.	248,000	24,489
Keck Seng Investments, Ltd.	1,000	729
Kerry Logistics Network, Ltd.	159,000	212,756
Kingmaker Footwear Holdings, Ltd.	54,000	14,414
Kowloon Development Company, Ltd.	129,000	125,656
Kwoon Chung Bus Holdings, Ltd.	20,000	10,695
L'sea Resources International Holdings, Ltd. (I)	510,000	9,131
Lai Sun Development Company, Ltd.	3,594,333	69,978
Landing International Development, Ltd. (I)	1,965,000	48,395
Landsea Green Properties Company, Ltd.	120,000	9,272
Lifestyle China Group, Ltd. (I)	168,500	44,056
Lifestyle International Holdings, Ltd.	130,500	167,421
Lippo China Resources, Ltd.	1,128,000	34,138
Lippo, Ltd.	31,250	19,547
Lisi Group Holdings, Ltd.	490,000	51,671
Liu Chong Hing Investment, Ltd.	76,000	105,772
Luen Thai Holdings, Ltd.	103,000	42,501
Luk Fook Holdings International, Ltd.	97,000	280,595
Lung Kee Holdings, Ltd.	48,000	16,689

SEE NOTES TO FUND'S INVESTMENTS23

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Magnificent Estates	438,000	$10,152
Man Sang International, Ltd. (I)	126,000	10,068
Man Wah Holdings, Ltd.	351,200	244,486
Mandarin Oriental International, Ltd.	17,600	22,501
Mason Financial Holdings, Ltd. (I)	450,000	11,009
Master Glory Group, Ltd.	1,785,331	103,505
Melco International Development, Ltd.	211,000	338,824
Midland Holdings, Ltd. (I)	296,000	92,704
Ming Fai International Holdings, Ltd.	41,000	6,405
Miramar Hotel & Investment Company, Ltd.	46,000	103,858
National Electronic Holdings, Ltd.	88,000	11,299
National United Resources Holdings, Ltd. (I)	1,090,000	19,955
Neo-Neon Holdings, Ltd. (I)	134,000	21,838
NetMind Financial Holdings, Ltd. (I)	2,711,040	21,941
New Times Energy Corp., Ltd. (I)	36,600	1,106
NewOcean Energy Holdings, Ltd.	236,000	64,411
Next Digital, Ltd. (I)	276,000	13,830
Nine Express, Ltd. (I)	210,000	13,755
Noble Group, Ltd. (I)(L)	2,076,800	230,641
O Luxe Holdings, Ltd. (I)	415,500	38,578
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	240,000	17,285
Orient Overseas International, Ltd. (I)	59,000	235,120
Oriental Watch Holdings, Ltd.	190,000	41,732
Pacific Andes International Holdings, Ltd. (I)	2,171,305	40,870
Pacific Basin Shipping, Ltd. (I)	1,042,000	170,572
Pacific Textiles Holdings, Ltd.	193,000	224,463
Pak Fah Yeow International, Ltd.	20,000	9,326
Paliburg Holdings, Ltd.	71,380	21,254
Paradise Entertainment, Ltd. (I)	176,000	33,520
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	24,337
Perfect Shape PRC Holdings, Ltd.	92,000	6,639
Pico Far East Holdings, Ltd.	208,000	64,848
Playmates Holdings, Ltd.	74,000	90,977
Playmates Toys, Ltd.	164,000	27,696
Polytec Asset Holdings, Ltd.	600,000	45,649
Public Financial Holdings, Ltd.	122,000	53,454
PYI Corp., Ltd. (I)	1,336,801	27,593
Quam, Ltd.	220,000	33,685
Regal Hotels International Holdings, Ltd.	171,200	94,811
Sa Sa International Holdings, Ltd.	260,898	117,088
SAS Dragon Holdings, Ltd.	136,000	26,225
SEA Holdings, Ltd.	58,000	145,844
Seec Media Group, Ltd. (I)	2,536,000	45,579
Shenwan Hongyuan HK, Ltd.	120,000	66,639
Shougang Concord Grand Group, Ltd. (I)	863,000	27,420
Shun Ho Technology Holdings, Ltd.	7,227	2,534
Shun Tak Holdings, Ltd.	399,250	147,088
Silver Base Group Holdings, Ltd. (I)	387,000	25,417
Sincere Watch Hong Kong, Ltd. (I)	1,190,000	31,939
Sing Tao News Corp., Ltd.	58,000	7,605
Singamas Container Holdings, Ltd. (I)	670,000	72,505
SITC International Holdings Company, Ltd.	226,000	139,647
Sitoy Group Holdings, Ltd.	135,000	34,753

24SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
SmarTone Telecommunications Holdings, Ltd.	128,089	$176,041
SOCAM Development, Ltd. (I)	108,927	36,622
Solartech International Holdings, Ltd. (I)	320,000	17,704
Solomon Systech International, Ltd. (I)	504,000	21,087
Soundwill Holdings, Ltd.	35,000	63,425
South China Financial Holdings, Ltd. (I)	4,500,000	45,707
Stella International Holdings, Ltd.	132,500	223,938
Stelux Holdings International, Ltd. (I)	200,000	15,183
Success Universe Group, Ltd. (I)	360,000	9,165
Sun Hung Kai & Company, Ltd.	190,318	118,393
Sunwah Kingsway Capital Holdings, Ltd.	360,000	7,746
TAI Cheung Holdings, Ltd. (L)	82,000	70,396
Tan Chong International, Ltd.	63,000	19,255
Tao Heung Holdings, Ltd.	95,000	26,057
Television Broadcasts, Ltd.	87,800	312,822
Termbray Industries International Holdings, Ltd. (I)	94,000	6,781
Texwinca Holdings, Ltd.	206,000	150,733
The 13 Holdings, Ltd. (I)	180,000	57,196
The Hong Kong Building & Loan Agency, Ltd. (I)	224,000	9,509
The Hongkong & Shanghai Hotels, Ltd.	217,000	250,835
Titan Petrochemicals Group, Ltd. (I)	600,000	6,972
TOM Group, Ltd. (I)	252,000	56,764
Town Health International Medical Group, Ltd.	380,000	61,246
Tradelink Electronic Commerce, Ltd.	126,000	26,148
Transport International Holdings, Ltd.	61,600	183,731
Trinity, Ltd. (I)	408,000	31,110
TSC Group Holdings, Ltd. (I)	185,000	25,277
Tsui Wah Holdings, Ltd. (L)	170,000	28,011
United Laboratories International Holdings, Ltd. (I)(L)	158,500	85,635
Up Energy Development Group, Ltd. (I)	898,000	14,935
Upbest Group, Ltd.	8,000	1,268
Value Convergence Holdings, Ltd. (I)	172,000	57,265
Value Partners Group, Ltd.	39,954	36,038
Valuetronics Holdings, Ltd.	76,500	28,267
Vanke Property Overseas, Ltd.	35,000	21,934
Vantage International Holdings, Ltd.	38,000	5,858
Varitronix International, Ltd.	71,000	31,346
Victory City International Holdings, Ltd.	674,701	25,222
Vitasoy International Holdings, Ltd.	214,000	442,331
VS International Group, Ltd. (I)	232,000	9,984
VST Holdings, Ltd.	218,400	72,248
VTech Holdings, Ltd.	42,900	553,004
Wai Kee Holdings, Ltd.	72,000	23,746
Winfull Group Holdings, Ltd. (I)	552,000	14,211
Wing On Company International, Ltd.	17,000	50,865
Wing Tai Properties, Ltd.	68,000	40,807
Xinyi Glass Holdings, Ltd. (I)	566,000	421,342
Yat Sing Holdings, Ltd. (I)	110,000	56,674
Yeebo International Holding	82,000	36,166
YGM Trading, Ltd.	22,000	20,394
ZH International Holdings, Ltd. (I)	320,000	9,245
India 0.1%		323,847
Vedanta Resources PLC	30,659	323,847

SEE NOTES TO FUND'S INVESTMENTS25

International Small Company Fund

	Shares	Value
Ireland 0.7%		$3,957,435
C&C Group PLC	75,304	276,540
COSMO Pharmaceuticals NV	89	15,239
Datalex PLC	860	3,146
FBD Holdings PLC (I)	8,155	51,988
Glanbia PLC	35,466	598,610
Grafton Group PLC	72,173	477,931
Greencore Group PLC	120,200	437,295
IFG Group PLC	22,431	39,224
Independent News & Media PLC (I)	70,031	8,537
Irish Continental Group PLC	31,804	140,701
Kingspan Group PLC	31,444	840,641
Smurfit Kappa Group PLC	19,911	454,077
Tarsus Group PLC	7,929	25,167
UDG Healthcare PLC	71,593	588,339
Isle of Man 0.3%		1,421,224
GVC Holdings PLC (I)	45,938	374,650
Hansard Global PLC	11,952	16,093
Paysafe Group PLC (I)	79,092	383,679
Playtech PLC	60,239	646,802
Israel 0.9%		4,735,439
Africa Israel Investments, Ltd. (I)	48,492	6,640
Africa Israel Properties, Ltd.	4,092	73,144
Airport City, Ltd. (I)	14,404	148,837
Allot Communications, Ltd. (I)	6,042	28,532
Alrov Properties And Lodgings, Ltd.	2,808	58,836
Amot Investments, Ltd.	23,203	101,970
Ashtrom Properties, Ltd.	9,788	36,965
AudioCodes, Ltd. (I)	4,617	28,897
Avgol Industries 1953, Ltd.	22,734	27,422
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	26,489
Bayside Land Corp.	189	69,713
Big Shopping Centers 2004, Ltd.	860	57,472
Blue Square Real Estate, Ltd.	696	29,075
Cellcom Israel, Ltd. (I)	1,000	8,120
Cellcom Israel, Ltd. (Tel Aviv Stock Exchange) (I)	12,876	105,088
Ceragon Networks, Ltd. (I)	11,364	26,625
Clal Biotechnology Industries, Ltd. (I)	10,503	7,367
Clal Insurance Enterprise Holdings, Ltd. (I)	4,065	51,144
Cohen Development & Industrial Buildings, Ltd. (I)	330	7,996
Compugen, Ltd. (I)	14,225	87,232
Delek Automotive Systems, Ltd.	9,482	83,304
Delta-Galil Industries, Ltd.	3,106	91,549
Direct Insurance Financial Investments, Ltd.	3,707	30,688
El Al Israel Airlines	81,198	66,087
Electra Consumer Products 1970, Ltd. (I)	1,463	20,993
Electra, Ltd.	501	71,364
Elron Electronic Industries, Ltd.	3,504	15,825
Energix-Renewable Energies, Ltd.	17,713	11,195
Equital, Ltd. (I)	1,514	29,108
Evogene, Ltd. (I)	5,330	29,024
First International Bank of Israel, Ltd.	9,250	127,034
FMS Enterprises Migun, Ltd. (I)	27	733
Formula Systems, Ltd.	2,529	104,386

26SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Israel (continued)
Fox Wizel, Ltd.	1,319	$20,160
Gilat Satellite Networks, Ltd. (I)	759	3,605
Gilat Satellite Networks, Ltd. (Tel Aviv Stock Exchange) (I)	8,681	41,724
Hadera Paper, Ltd. (I)	503	17,018
Harel Insurance Investments & Financial Services, Ltd.	27,703	118,170
Hilan, Ltd.	3,144	49,828
IDI Insurance Company, Ltd.	1,031	49,900
Industrial Buildings Corp.	32,271	38,871
Israel Discount Bank, Ltd., Class A (I)	188,222	383,955
Jerusalem Oil Exploration (I)	2,439	106,835
Kamada, Ltd. (I)	6,944	38,628
Kerur Holdings, Ltd.	1,002	25,761
Klil Industries, Ltd.	124	10,605
Magic Software Enterprises, Ltd.	7,541	54,995
Matrix IT, Ltd.	6,908	53,492
Maytronics, Ltd.	8,528	32,084
Mazor Robotics, Ltd. (I)	12,709	153,781
Melisron, Ltd.	4,255	183,446
Menora Mivtachim Holdings, Ltd. (I)	9,272	82,255
Migdal Insurance & Financial Holding, Ltd. (I)	107,971	78,084
Mivtach Shamir Holdings, Ltd.	1,455	30,379
Naphtha Israel Petroleum Corp., Ltd. (I)	10,647	61,357
Neto ME Holdings, Ltd.	407	34,207
Nova Measuring Instruments, Ltd. (I)	6,254	79,736
Oil Refineries, Ltd. (I)	304,144	115,030
Partner Communications Company, Ltd. (I)	18,454	91,236
Paz Oil Company, Ltd.	1,390	231,992
Perion Network, Ltd. (I)	699	808
Plasson Industries, Ltd. (I)	1,061	34,893
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,546	60,904
Sapiens International Corp. NV	6,236	93,032
Scope Metals Group, Ltd.	671	13,420
Shikun & Binui, Ltd.	55,757	103,118
Shufersal, Ltd.	16,287	60,971
Strauss Group, Ltd.	8,025	124,572
Summit Real Estate Holdings, Ltd. (I)	7,820	45,459
The Phoenix Holdings, Ltd. (I)	18,426	58,458
Tower Semiconductor, Ltd. (I)	4,384	78,736
Tower Semiconductor, Ltd. (Tel Aviv Stock Exchange) (I)	10,765	194,221
Union Bank of Israel, Ltd. (I)	2,889	10,859
Italy 3.7%		19,990,448
A2A SpA	420,439	500,776
ACEA SpA	14,382	155,224
Aeffe SpA (I)(L)	10,932	10,514
Alerion Cleanpower SpA (L)	7,237	18,916
Amplifon SpA	37,857	362,356
Anima Holding SpA (S)	42,498	207,821
Ansaldo STS SpA	30,775	343,260
Arnoldo Mondadori Editore SpA (I)	48,698	47,068
Ascopiave SpA	21,071	56,627
Astaldi SpA	16,735	74,524
Autogrill SpA	39,061	321,161
Azimut Holding SpA	30,101	449,608
Banca Carige SpA (I)	14,180	3,841

SEE NOTES TO FUND'S INVESTMENTS27

International Small Company Fund

	Shares	Value
Italy (continued)
Banca Finnat Euramerica SpA	29,383	$10,388
Banca Generali SpA	16,222	340,166
Banca IFIS SpA	6,823	166,362
Banca Mediolanum SpA	23,373	151,118
Banca Monte dei Paschi di Siena SpA (I)(L)	1,514	34,130
Banca Popolare dell'Etruria e del Lazio SC (I)(L)	72,300	0
Banca Popolare di Milano Scarl (L)	1,544,060	498,568
Banca Popolare di Sondrio Scarl	134,961	426,778
Banca Profilo SpA	104,135	17,779
Banco di Desio e della Brianza SpA	13,389	21,748
Banco Popolare SC	146,060	299,141
BasicNet SpA	12,373	39,693
Biesse SpA	3,663	68,410
BPER Banca	167,735	671,025
Brembo SpA	8,810	504,265
Brunello Cucinelli SpA	8,501	161,316
Buzzi Unicem SpA	21,411	455,136
Cairo Communication SpA	24,706	88,936
Caltagirone Editore SpA (I)	5,211	3,869
Cembre SpA	1,340	18,465
Cementir Holding SpA	19,008	72,796
Cerved Information Solutions SpA	52,649	423,743
CIR-Compagnie Industriali Riunite SpA	135,791	138,721
Credito Emiliano SpA	25,323	142,083
Credito Valtellinese SC	335,134	103,417
Danieli & C Officine Meccaniche SpA	4,307	77,749
Datalogic SpA	6,126	107,345
Davide Campari Milano SpA	92,712	891,979
De'Longhi SpA	15,589	346,245
DeA Capital SpA (I)	4,303	4,820
DiaSorin SpA	7,555	407,286
Ei Towers SpA (I)	4,802	218,464
El.En. SpA	2,847	63,265
Elica SpA	3,807	5,916
ERG SpA	18,846	182,883
Esprinet SpA	8,885	60,509
Eurotech SpA (I)	10,718	14,808
Falck Renewables SpA	23,723	20,527
Fincantieri SpA (I)	154,820	68,148
FinecoBank Banca Fineco SpA	43,105	222,556
FNM SpA	37,416	16,257
Geox SpA	22,422	44,408
Gruppo Editoriale L'Espresso SpA (I)	40,030	29,508
Gruppo Mutuionline SpA	5,093	41,504
Hera SpA	266,098	550,522
IMMSI SpA	78,958	28,727
Industria Macchine Automatiche SpA	4,290	266,018
Infrastrutture Wireless Italiane SpA (S)	29,702	125,776
Intek Group SpA (I)	26,355	5,860
Interpump Group SpA	24,641	395,145
Iren SpA	223,727	333,255
Italmobiliare SpA	3,138	139,636
Juventus Football Club SpA (I)	144,708	43,543
La Doria SpA	2,368	18,447

28SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Italy (continued)
Maire Tecnimont SpA	28,602	$72,060
MARR SpA	9,750	169,081
Mediaset SpA	213,745	517,227
Moleskine SpA	27,714	70,510
Moncler SpA	36,318	591,065
Nice SpA	3,458	8,573
OVS SpA (S)	25,048	131,308
Parmalat SpA	78,784	209,210
Piaggio & C SpA	38,954	62,268
Prelios SpA (I)(L)	11,532	928
Prima Industrie SpA	1,462	21,520
Prysmian SpA	55,194	1,318,215
Recordati SpA	26,162	711,762
Reno de Medici SpA	56,822	16,798
Reply SpA	1,416	163,280
Retelit SpA (I)	39,468	31,808
Sabaf SpA	2,768	25,921
SAES Getters SpA	1,603	17,474
Safilo Group SpA (I)(L)	8,864	71,067
Saipem SpA (I)	1,641,451	739,216
Salini Impregilo SpA	57,316	157,537
Salvatore Ferragamo SpA	13,467	289,422
Saras SpA	117,518	208,533
SAVE SpA	6,889	126,282
Servizi Italia SpA	3,687	13,567
Snai SpA (I)	13,216	16,309
Societa Cattolica di Assicurazioni SCRL	47,506	266,964
Societa Iniziative Autostradali e Servizi SpA	19,383	157,692
Sogefi SpA (I)	10,059	22,307
SOL SpA	8,981	69,744
Tiscali SpA (I)	444,668	18,431
Tod's SpA (L)	4,000	228,405
Trevi Finanziaria Industriale SpA (I)	16,225	13,912
TXT e-solutions SpA	2,388	18,381
Unipol Gruppo Finanziario SpA	152,365	469,877
UnipolSai SpA	137,555	261,499
Vittoria Assicurazioni SpA	8,432	82,834
Yoox Net-A-Porter Group SpA (I)	15,565	418,807
Zignago Vetro SpA	10,467	59,799
Japan 23.3%		126,950,381
A&D Company, Ltd.	5,600	22,705
Accordia Golf Company, Ltd.	12,600	132,871
Achilles Corp.	4,700	65,957
Adastria Company, Ltd.	7,140	203,124
ADEKA Corp.	23,791	324,793
Aderans Company, Ltd. (L)	10,100	64,257
Advan Company, Ltd.	5,000	49,041
Advanex, Inc. (L)	1,000	14,117
Aeon Delight Company, Ltd.	3,300	91,272
Aeon Fantasy Company, Ltd.	1,900	52,737
Aeon Hokkaido Corp.	5,400	26,492
AGORA Hospitality Group Company, Ltd. (I)	74,000	24,068
Agro-kanesho Company, Ltd.	2,700	30,698
Ahresty Corp.	6,500	60,118

SEE NOTES TO FUND'S INVESTMENTS29

International Small Company Fund

	Shares	Value
Japan (continued)
Ai Holdings Corp.	8,700	$192,551
Aica Kogyo Company, Ltd.	12,800	341,310
Aichi Corp.	8,400	63,047
Aichi Steel Corp.	2,800	130,177
Aichi Tokei Denki Company, Ltd.	600	17,979
Aida Engineering, Ltd.	15,300	142,181
Ain Holdings, Inc.	4,800	338,007
Aiphone Company, Ltd.	3,100	50,359
Airport Facilities Company, Ltd.	3,800	19,296
Aisan Industry Company, Ltd.	9,700	79,824
Aisan Technology Company, Ltd. (L)	900	37,318
AIT Corp.	1,500	13,326
Aizawa Securities Company, Ltd.	6,300	35,046
Ajis Company, Ltd.	800	37,185
Akebono Brake Industry Company, Ltd. (I)(L)	25,300	68,984
Albis Company, Ltd.	500	12,917
Alconix Corp.	3,200	44,921
Alinco, Inc.	4,200	36,977
Alpen Company, Ltd.	4,900	95,281
Alpha Corp.	1,000	8,953
Alpha Systems, Inc.	1,120	17,207
Alpine Electronics, Inc.	12,015	157,159
Alps Logistics Company, Ltd.	4,500	24,864
Altech Corp.	1,800	41,485
Amano Corp.	16,500	279,321
Amiyaki Tei Company, Ltd.	900	31,301
Amuse, Inc.	3,400	49,021
Anest Iwata Corp.	8,400	84,258
Anicom Holdings, Inc.	3,300	78,554
Anritsu Corp.	41,597	212,757
AOI Electronics Company, Ltd.	700	16,653
AOI Pro, Inc.	1,200	8,855
AOKI Holdings, Inc.	11,200	132,298
Aoyama Trading Company, Ltd.	12,900	442,141
Apamanshop Holdings Company, Ltd.	1,500	12,321
Arakawa Chemical Industries, Ltd.	4,300	60,151
Arata Corp.	2,800	59,446
Araya Industrial Company, Ltd.	21,000	28,817
Arcland Sakamoto Company, Ltd.	7,200	84,503
Arcland Service Company, Ltd.	1,600	40,748
Arcs Company, Ltd.	9,684	220,939
Ardepro Company, Ltd.	25,700	25,347
Argo Graphics, Inc.	1,400	26,718
Ariake Japan Company, Ltd.	2,900	145,821
Arisawa Manufacturing Company, Ltd.	9,300	51,682
Arrk Corp. (I)	24,300	18,532
Artnature, Inc.	4,100	22,399
ArtSpark Holdings, Inc.	500	10,602
As One Corp.	1,800	77,152
Asahi Broadcasting Corp.	900	5,480
Asahi Company, Ltd.	4,200	46,473
Asahi Diamond Industrial Company, Ltd.	14,300	106,822
Asahi Holdings, Inc.	7,600	135,340
Asahi Kogyosha Company, Ltd.	1,800	46,683

30SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Asahi Net, Inc.	3,000	$12,103
Asahi Yukizai Corp.	25,000	47,603
Asante, Inc.	1,400	20,898
Asanuma Corp.	13,000	39,110
Asatsu-DK, Inc.	7,700	206,083
Ashimori Industry Company, Ltd.	9,000	12,528
Asia Pile Holdings Corp.	4,000	17,926
ASKA Pharmaceutical Company, Ltd.	4,400	65,851
ASKUL Corp.	4,900	177,821
Asunaro Aoki Construction Company, Ltd.	4,000	25,699
Ateam, Inc.	2,800	59,558
Atom Corp.	20,700	126,508
Atsugi Company, Ltd.	40,000	42,516
Autobacs Seven Company, Ltd.	18,000	263,638
Avex Group Holdings, Inc.	9,400	131,314
Axell Corp.	1,700	12,714
Axial Retailing, Inc.	3,800	129,932
Azbil Corp.	16,000	437,658
Bando Chemical Industries, Ltd.	9,500	84,989
Bank of the Ryukyus, Ltd.	10,500	137,243
Belc Company, Ltd.	2,700	97,673
Belluna Company, Ltd.	13,600	76,675
Benefit One, Inc.	3,800	89,783
Best Denki Company, Ltd.	25,700	34,840
Bic Camera, Inc.	21,600	193,265
Biofermin Pharmaceutical Company, Ltd.	1,500	35,271
BML, Inc.	5,600	129,376
Bookoff Corp. (L)	2,900	20,346
BP Castrol KK (L)	1,900	24,511
Broadband Tower, Inc.	19,500	38,610
Broadleaf Company, Ltd.	5,100	61,282
Bronco Billy Company, Ltd.	2,300	61,397
Bunka Shutter Company, Ltd.	15,300	117,181
C Uyemura & Company, Ltd.	2,000	81,273
CAC Holdings Corp.	4,000	31,731
Calsonic Kansei Corp.	44,000	687,301
Can Do Company, Ltd.	2,700	42,074
Canon Electronics, Inc.	5,500	82,966
Capcom Company, Ltd.	10,700	235,314
Career Design Center Company, Ltd.	200	2,094
Carlit Holdings Company, Ltd.	4,600	21,575
Cawachi, Ltd.	3,900	92,506
Central Glass Company, Ltd.	56,432	225,633
Central Security Patrols Company, Ltd.	2,100	40,422
Central Sports Company, Ltd.	1,500	35,544
Chimney Company, Ltd. (L)	1,300	32,890
Chino Corp.	2,500	22,955
Chiyoda Company, Ltd.	4,100	95,684
Chiyoda Integre Company, Ltd.	3,100	62,629
Chofu Seisakusho Company, Ltd.	2,300	54,168
Chori Company, Ltd.	3,300	49,639
Chubu Shiryo Company, Ltd.	5,200	47,301
Chudenko Corp.	5,600	113,726
Chuetsu Pulp & Paper Company, Ltd.	21,000	44,297

SEE NOTES TO FUND'S INVESTMENTS31

International Small Company Fund

	Shares	Value
Japan (continued)
Chugai Mining Company, Ltd. (I)	34,900	$8,908
Chugai Ro Company, Ltd.	17,000	31,222
Chugoku Marine Paints, Ltd.	19,000	130,869
Chuo Gyorui Company, Ltd.	3,000	7,225
Chuo Spring Company, Ltd.	1,000	2,702
Ci:z Holdings Company, Ltd.	5,900	153,329
Citizen Holdings Company, Ltd.	69,400	430,492
CKD Corp.	12,500	152,928
Clarion Company, Ltd.	26,000	85,713
Cleanup Corp.	6,800	56,512
CMIC Holdings Company, Ltd.	2,300	30,447
CMK Corp. (I)	14,900	79,284
Coco's Japan Company, Ltd. (I)	1,200	20,070
cocokara fine, Inc.	4,030	148,613
Colowide Company, Ltd.	13,000	216,667
Computer Engineering & Consulting, Ltd.	3,700	61,752
COMSYS Holdings Corp.	1,200	20,703
Comture Corp.	800	23,352
CONEXIO Corp.	3,500	43,168
COOKPAD, Inc. (L)	13,000	117,531
Corona Corp.	3,900	40,899
Cosel Company, Ltd.	5,400	55,355
Cosmo Energy Holdings Company, Ltd.	16,763	216,494
Create Restaurants Holdings, Inc.	5,300	46,867
Create SD Holdings Company, Ltd.	6,400	136,968
Cresco, Ltd. (L)	1,400	27,141
CROOZ, Inc.	1,900	42,120
CTI Engineering Company, Ltd.	2,900	25,881
D.A. Consortium Holdings, Inc. (I)	4,800	36,292
Dai Nippon Toryo Company, Ltd.	33,000	63,293
Dai-Dan Company, Ltd.	7,000	57,534
Dai-ichi Seiko Company, Ltd.	1,200	14,523
Daibiru Corp.	12,100	109,019
Daido Kogyo Company, Ltd.	12,000	25,520
Daido Metal Company, Ltd.	10,000	96,922
Daido Steel Company, Ltd.	72,000	297,507
Daidoh, Ltd.	7,200	25,556
Daifuku Company, Ltd.	20,900	408,701
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	32,300
Daihen Corp.	24,000	152,388
Daiho Corp.	24,000	121,826
Daiichi Jitsugyo Company, Ltd.	12,000	70,844
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	33,127
Daiichikosho Company, Ltd.	8,500	334,838
Daiken Corp.	4,000	70,486
Daiken Medical Company, Ltd.	2,900	21,254
Daiki Aluminium Industry Company, Ltd.	8,000	35,281
Daikoku Denki Company, Ltd.	2,700	40,581
Daikokutenbussan Company, Ltd.	1,600	68,744
Daikokuya Holdings Company, Ltd. (I)	19,600	13,653
Daikyo, Inc.	79,144	168,833
Daikyonishikawa Corp.	5,700	71,840
Dainichi Company, Ltd.	2,100	13,513
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	19,000	101,375

32SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Daio Paper Corp.	17,900	$198,682
Daiseki Company, Ltd.	10,100	193,676
Daiseki Eco. Solution Company, Ltd.	1,100	14,515
Daishinku Corp.	1,200	13,370
Daisue Construction Company, Ltd.	2,300	19,124
Daisyo Corp.	2,100	28,417
Daito Pharmaceutical Company, Ltd.	2,750	48,409
Daiwa Industries, Ltd.	5,000	39,553
Daiwabo Holdings Company, Ltd.	48,000	127,024
DCM Holdings Company, Ltd.	25,020	227,414
Denka Company, Ltd.	109,000	487,107
Denki Kogyo Company, Ltd.	12,000	61,349
Denyo Company, Ltd.	4,900	62,843
Descente, Ltd.	9,900	109,666
Dexerials Corp.	9,900	84,856
Digital Arts, Inc.	2,800	60,292
Digital Garage, Inc.	2,500	44,013
Dip Corp.	3,500	74,120
DKS Company, Ltd.	14,000	43,456
DMG Mori Company, Ltd.	28,200	333,412
Doshisha Company, Ltd.	6,500	117,860
Doutor Nichires Holdings Company, Ltd.	7,693	143,397
Dowa Holdings Company, Ltd.	26,000	202,392
DSB Company, Ltd.	2,200	10,649
DTS Corp.	5,900	132,027
Dunlop Sports Company, Ltd.	4,800	44,101
Duskin Company, Ltd.	9,700	196,487
Dydo Drinco, Inc.	1,200	59,482
Dynic Corp.	1,000	1,487
Eagle Industry Company, Ltd.	6,600	89,854
Earth Chemical Company, Ltd.	2,500	104,387
Ebara Jitsugyo Company, Ltd.	1,300	14,890
Eco's Company, Ltd.	1,000	10,444
EDION Corp.	17,700	171,104
EF-On, Inc.	3,400	27,947
eGuarantee, Inc.	1,200	26,452
Eidai Company, Ltd.	8,000	34,390
Eiken Chemical Company, Ltd.	2,200	57,898
Eizo Corp.	4,400	130,856
Elecom Company, Ltd.	4,600	79,491
Elematec Corp.	2,700	43,854
Em Systems Company, Ltd.	2,000	27,072
en-japan, Inc.	5,900	100,184
Endo Lighting Corp.	3,000	22,400
Enplas Corp.	2,400	69,740
Enshu, Ltd. (I)	18,000	16,161
EPS Holdings, Inc.	8,400	99,476
eRex Company, Ltd. (I)	1,400	36,247
ES-Con Japan, Ltd. (L)	6,400	21,109
ESPEC Corp.	5,500	60,948
Excel Company, Ltd.	1,400	17,676
Exedy Corp.	7,800	217,618
F-Tech, Inc.	1,600	18,165
F@N Communications, Inc.	11,600	76,910

SEE NOTES TO FUND'S INVESTMENTS33

International Small Company Fund

	Shares	Value
Japan (continued)
Faith, Inc.	510	$5,481
FALCO HOLDINGS Company, Ltd.	1,000	12,338
FamilyMart UNY Holdings Company, Ltd.	12	755
Fancl Corp.	4,200	58,503
FCC Company, Ltd.	8,400	147,916
FDK Corp. (I)(L)	25,000	21,578
Feed One Holdings Company, Ltd.	21,840	29,146
Ferrotec Corp.	8,400	95,418
FIDEA Holdings Company, Ltd.	53,906	91,614
Fields Corp.	4,000	47,619
Financial Products Group Company, Ltd.	19,300	156,040
FINDEX, Inc.	3,900	31,129
First Juken Company, Ltd.	1,100	14,575
FJ Next Company, Ltd.	5,300	32,924
Foster Electric Company, Ltd.	7,100	133,277
FP Corp.	6,400	320,411
France Bed Holdings Company, Ltd.	4,600	36,875
Freebit Company, Ltd.	1,500	10,870
Freund Corp.	3,900	50,624
FTGroup Company, Ltd.	3,900	24,636
Fudo Tetra Corp.	42,200	79,225
Fuji Company, Ltd.	5,000	97,815
Fuji Corp.	1,900	39,253
Fuji Corp., Ltd.	7,900	50,186
Fuji Kiko Company, Ltd.	7,000	25,946
Fuji Kosan Company, Ltd.	1,100	4,165
Fuji Kyuko Company, Ltd.	10,000	93,364
Fuji Oil Company, Ltd.	13,800	39,656
Fuji Oil Holdings, Inc.	14,900	282,493
Fuji Pharma Company, Ltd.	2,200	51,078
Fuji Seal International, Inc.	5,400	220,494
Fuji Soft, Inc.	6,200	145,823
Fujibo Holdings, Inc.	2,800	87,705
Fujicco Company, Ltd.	4,000	82,584
Fujikura Kasei Company, Ltd.	4,800	25,975
Fujikura Rubber, Ltd. (L)	3,100	18,149
Fujikura, Ltd.	58,000	318,054
Fujimi, Inc.	4,100	71,828
Fujimori Kogyo Company, Ltd.	3,900	95,329
Fujio Food System Company, Ltd.	500	11,889
Fujisash Company, Ltd.	38,000	36,357
Fujishoji Company, Ltd.	2,400	25,821
Fujita Kanko, Inc. (L)	16,000	46,491
Fujitec Company, Ltd.	14,000	155,421
Fujitsu Frontech, Ltd.	3,400	43,256
Fujitsu General, Ltd.	6,000	118,670
Fujiya Company, Ltd.	12,000	22,618
Fukoku Company, Ltd.	3,000	23,126
Fukuda Corp.	6,000	60,931
Fukui Computer Holdings, Inc. (I)	1,700	38,469
Fukushima Industries Corp.	3,700	107,689
Fukuyama Transporting Company, Ltd. (L)	32,000	175,720
Fullcast Holdings Company, Ltd.	6,200	49,511
Fumakilla, Ltd.	4,000	23,388

34SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Funai Electric Company, Ltd.	3,500	$29,227
Funai Soken Holdings, Inc. (L)	6,820	106,772
Furukawa Battery Company, Ltd.	2,000	14,197
Furukawa Company, Ltd.	81,000	148,879
Furukawa Electric Company, Ltd.	17,600	549,628
Furuno Electric Company, Ltd.	6,100	42,797
Furusato Industries, Ltd.	3,100	43,737
Furuya Metal Company, Ltd.	700	10,814
Fuso Chemical Company, Ltd.	4,100	92,168
Fuso Pharmaceutical Industries, Ltd.	1,900	46,178
Futaba Corp.	4,857	76,548
Futaba Industrial Company, Ltd.	17,800	108,886
Future Corp.	6,000	38,535
Fuyo General Lease Company, Ltd.	4,600	219,915
G-7 Holdings, Inc.	1,300	15,493
G-Tekt Corp.	5,000	93,716
Gakken Holdings Company, Ltd.	13,000	37,751
Gakkyusha Company, Ltd.	3,300	39,371
GCA Corp.	5,100	41,331
Gecoss Corp.	3,700	32,368
Genki Sushi Company, Ltd.	1,600	29,075
Genky Stores, Inc.	700	34,792
Geo Holdings Corp.	8,500	92,741
Geostr Corp. (I)	4,600	34,021
Gfoot Company, Ltd. (I)	900	6,234
Giken, Ltd.	1,000	15,777
GLOBERIDE, Inc.	2,800	44,252
Glory, Ltd.	11,100	366,182
GMO Click Holdings, Inc.	5,500	39,966
GMO Internet, Inc.	17,500	242,757
GMO Payment Gateway, Inc. (L)	4,200	174,301
Godo Steel, Ltd.	3,000	57,414
Gokurakuyu Company, Ltd.	1,600	12,515
Goldcrest Company, Ltd.	4,970	95,265
Grandy House Corp.	3,100	10,360
Gree, Inc.	26,700	142,671
GS Yuasa Corp.	88,000	358,622
GSI Creos Corp.	11,000	11,506
Gun-Ei Chemical Industry Company, Ltd.	1,400	36,797
Gunze, Ltd.	48,000	160,243
Gurunavi, Inc.	6,800	144,691
H-One Company, Ltd.	6,100	58,960
H2O Retailing Corp.	5,600	84,913
Hagihara Industries, Inc.	1,500	31,841
Hagiwara Electric Company, Ltd.	2,200	40,420
Hakuto Company, Ltd.	3,500	30,910
Hakuyosha Company, Ltd.	200	4,507
Halows Company, Ltd.	700	14,502
Hamakyorex Company, Ltd.	4,300	77,540
Haneda Zenith Holdings Company, Ltd.	7,200	19,498
Hanwa Company, Ltd.	44,000	287,985
Happinet Corp.	4,100	47,752
Hard Off Corporation Company, Ltd.	2,200	22,356
Harima Chemicals, Inc.	900	5,655

SEE NOTES TO FUND'S INVESTMENTS35

International Small Company Fund

	Shares	Value
Japan (continued)
Haruyama Trading Company, Ltd.	2,700	$19,623
Hayashikane Sangyo Company, Ltd. (I)	1,900	14,549
Hazama Ando Corp.	43,600	308,518
Hearts United Group Company, Ltd. (L)	3,200	45,970
Heiwa Corp.	12,700	275,692
Heiwa Real Estate Company, Ltd.	11,300	163,785
Heiwado Company, Ltd.	7,700	153,798
Hi-lex Corp.	6,400	159,878
Hibiya Engineering, Ltd.	4,700	68,198
Hiday Hidaka Corp.	3,869	91,914
Himaraya Company, Ltd.	600	4,355
Hioki EE Corp.	2,600	47,269
Hirakawa Hewtech Corp.	1,200	14,563
Hiramatsu, Inc.	7,300	39,792
Hirata Corp.	1,100	73,118
Hiroshima Gas Company, Ltd.	16,200	48,933
HIS Company, Ltd.	9,300	257,563
Hisaka Works, Ltd.	4,000	28,754
Hitachi Koki Company, Ltd.	13,200	122,237
Hitachi Kokusai Electric, Inc.	10,700	216,272
Hitachi Maxell, Ltd.	4,200	74,574
Hitachi Transport System, Ltd.	7,900	163,487
Hitachi Zosen Corp.	44,880	240,767
Hito Communications, Inc.	600	7,980
Hochiki Corp.	4,600	55,910
Hodogaya Chemical Company, Ltd.	1,600	39,731
Hogy Medical Company, Ltd.	2,800	165,254
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	5,687
Hokkaido Electric Power Company, Inc.	44,800	327,060
Hokkaido Gas Company, Ltd.	19,000	45,071
Hokkan Holdings, Ltd.	17,000	61,010
Hokko Chemical Industry Company, Ltd.	5,000	16,315
Hokuetsu Industries Company, Ltd. (L)	6,100	41,717
Hokuetsu Kishu Paper Company, Ltd.	35,000	202,599
Hokuhoku Financial Group, Inc.	17,500	288,116
Hokuriku Electric Industry Company, Ltd.	13,000	14,693
Hokuto Corp.	6,700	118,461
Honda Tsushin Kogyo Company, Ltd.	3,300	40,068
Honeys Company, Ltd.	3,760	39,330
Hoosiers Holdings	8,400	44,926
Horiba, Ltd.	8,692	391,867
Hosiden Corp.	14,000	116,332
Hosokawa Micron Corp.	10,000	60,486
House Foods Group, Inc.	8,200	165,654
Howa Machinery, Ltd. (L)	5,200	27,583
I-Net Corp.	2,200	21,041
Ibiden Company, Ltd.	25,100	346,092
IBJ Leasing Company, Ltd.	8,100	172,559
IBJ, Inc.	2,600	16,528
Ichibanya Company, Ltd.	2,500	82,235
Ichigo, Inc.	39,600	153,140
Ichiken Company, Ltd.	8,000	30,729
Ichikoh Industries, Ltd.	12,000	40,027
Ichinen Holdings Company, Ltd.	3,800	36,369

36SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Ichiyoshi Securities Company, Ltd.	10,700	$77,857
Icom, Inc.	1,000	17,199
Idec Corp.	7,800	70,153
IDOM, Inc. (L)	17,400	87,458
Ihara Chemical Industry Company, Ltd.	7,000	64,501
Iino Kaiun Kaisha, Ltd.	24,900	92,857
IJT Technology Holdings Company, Ltd.	8,060	33,176
Ikegami Tsushinki Company, Ltd. (L)	19,000	24,779
Imagica Robot Holdings, Inc. (L)	2,700	15,457
Imasen Electric Industrial	4,200	34,615
Imperial Hotel, Ltd.	2,300	42,300
Inaba Denki Sangyo Company, Ltd.	6,500	223,253
Inaba Seisakusho Company, Ltd.	1,900	22,086
Inabata & Company, Ltd.	11,800	126,289
Inageya Company, Ltd.	7,800	97,666
Ines Corp.	7,100	74,288
Infocom Corp.	2,800	41,626
Infomart Corp. (L)	7,900	81,275
Information Services International-Dentsu, Ltd.	3,200	52,332
Innotech Corp.	3,900	18,044
Intage Holdings, Inc.	4,700	77,605
Internet Initiative Japan, Inc.	8,700	125,512
Inui Global Logistics Company, Ltd.	4,890	39,772
Iriso Electronics Company, Ltd. (L)	2,500	148,954
Ise Chemical Corp.	3,000	13,375
Iseki & Company, Ltd.	51,000	102,264
Ishihara Sangyo Kaisha, Ltd. (I)	10,400	88,076
Ishii Iron Works Company, Ltd.	1,600	23,272
Istyle, Inc. (L)	5,100	33,596
Itfor, Inc.	6,100	34,221
Itochu Enex Company, Ltd.	11,400	86,833
Itochu-Shokuhin Company, Ltd.	1,400	52,119
Itoham Yonekyu Holdings, Inc. (I)	9,096	79,917
Itoki Corpitoki Corp.	11,100	73,162
IwaiCosmo Holdings, Inc. (L)	5,200	44,833
Iwaki & Company, Ltd.	9,000	16,371
Iwasaki Electric Company, Ltd.	17,000	26,075
Iwatani Corp.	45,000	245,559
Iwatsu Electric Company, Ltd. (I)	18,000	13,495
Izutsuya Company, Ltd. (I)	2,500	8,831
J Trust Company, Ltd.	18,200	157,895
J-Oil Mills, Inc.	3,200	104,871
JAC Recruitment Company, Ltd.	2,500	28,875
Jaccs Company, Ltd.	35,000	164,299
Jalux, Inc.	1,500	25,239
Jamco Corp. (L)	2,600	52,040
Janome Sewing Machine Company, Ltd. (I)	4,700	33,045
Japan Asia Group, Ltd.	2,700	8,763
Japan Aviation Electronics Industry, Ltd. (L)	15,000	204,675
Japan Cash Machine Company, Ltd. (L)	3,800	52,045
Japan Digital Laboratory Company, Ltd.	4,900	103,918
Japan Display, Inc. (I)(L)	79,200	186,941
Japan Drilling Company, Ltd.	1,200	25,246
Japan Material Company, Ltd.	2,100	68,810

SEE NOTES TO FUND'S INVESTMENTS37

International Small Company Fund

	Shares	Value
Japan (continued)
Japan Medical Dynamic Marketing, Inc. (L)	3,400	$25,147
Japan Property Management Center Company, Ltd. (L)	2,900	35,387
Japan Pulp & Paper Company, Ltd.	24,000	73,513
Japan Radio Company, Ltd.	3,600	44,556
Japan Securities Finance Company, Ltd.	30,800	148,796
Japan Transcity Corp.	12,000	42,105
Jastec Company, Ltd.	2,100	19,003
JBCC Holdings, Inc.	4,900	29,676
JCU Corp.	1,500	65,960
Jeol, Ltd.	21,000	83,864
Jimoto Holdings, Inc.	7,300	12,303
Jin Company, Ltd.	2,900	122,082
JK Holdings Company, Ltd.	3,600	18,920
JMS Company, Ltd.	7,000	17,552
Joban Kosan Company, Ltd.	2,000	26,919
Joshin Denki Company, Ltd.	11,000	92,296
JP-Holdings, Inc. (L)	14,400	33,579
JSP Corp.	5,300	133,015
Juki Corp.	7,100	61,269
Justsystems Corp.	8,900	84,907
JVC Kenwood Corp. (L)	33,728	95,069
K&O Energy Group, Inc.	4,100	61,601
K's Holdings Corp.	24,400	453,215
kabu.com Securities Company, Ltd.	33,900	109,744
Kabuki-Za Company, Ltd.	1,000	43,966
Kadokawa Dwango Corp.	11,457	157,622
Kaga Electronics Company, Ltd.	4,700	78,393
Kakiyasu Honten Company, Ltd.	2,100	34,961
Kameda Seika Company, Ltd.	3,000	138,524
Kamei Corp.	9,700	89,238
Kanaden Corp.	4,000	35,621
Kanagawa Chuo Kotsu Company, Ltd.	8,000	51,266
Kanamoto Company, Ltd.	7,300	168,673
Kandenko Company, Ltd.	27,000	252,254
Kaneko Seeds Company, Ltd.	1,600	20,521
Kanematsu Corp.	100,000	167,207
Kanematsu Electronics, Ltd.	3,300	71,705
Kansai Urban Banking Corp.	8,900	101,720
Kanto Denka Kogyo Company, Ltd.	12,000	100,615
Kappa Create Company, Ltd.	7,200	78,098
Kasai Kogyo Company, Ltd.	7,000	78,474
Katakura Industries Company, Ltd.	5,900	66,578
Kato Sangyo Company, Ltd.	6,000	133,678
Kato Works Company, Ltd.	2,200	57,022
KAWADA TECHNOLOGIES, Inc.	900	52,979
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	31,970
Kawasaki Kisen Kaisha, Ltd.	254,000	564,540
Kawasumi Laboratories, Inc.	3,500	20,392
Keihanshin Building Company, Ltd.	11,700	60,268
Keihin Company, Ltd.	10,000	13,562
Keihin Corp.	11,300	187,828
Keiyo Company, Ltd.	6,500	30,869
Kenedix, Inc.	23,700	88,431
Kenko Mayonnaise Company, Ltd.	2,400	67,777

38SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Key Coffee, Inc.	4,300	$78,881
KFC Holdings Japan, Ltd.	3,500	58,047
KI Holdings Company, Ltd. (I)	3,000	8,600
Kimoto Company, Ltd.	13,400	29,207
Kimura Chemical Plants Company, Ltd.	2,700	7,887
Kimura Unity Company, Ltd.	100	1,017
King Jim Company, Ltd.	3,700	27,515
Kintetsu Department Store Company, Ltd. (I)	9,000	27,905
Kintetsu World Express, Inc.	7,900	113,587
Kissei Pharmaceutical Company, Ltd.	4,200	99,408
Kitagawa Iron Works Company, Ltd.	2,200	44,242
Kitano Construction Corp.	19,000	52,070
Kito Corp.	5,100	50,329
Kitz Corp.	24,000	139,838
KLab, Inc. (I)	7,500	42,320
KNT-CT Holdings Company, Ltd. (I)	32,000	41,502
Koa Corp.	8,300	77,468
Koatsu Gas Kogyo Company, Ltd.	9,000	56,665
Kobe Bussan Company, Ltd.	1,600	42,500
Kobe Electric Railway Company, Ltd. (I)	4,000	12,892
Kobelco Eco-Solutions Company, Ltd.	6,000	22,304
Kogi Corp.	6,000	13,812
Kohnan Shoji Company, Ltd.	7,300	139,048
Kohsoku Corp.	3,200	29,214
Koike Sanso Kogyo Company, Ltd.	5,000	11,903
Kojima Company, Ltd. (I)	9,900	23,136
Kokusai Company, Ltd.	2,400	15,965
Kokuyo Company, Ltd.	22,673	266,687
Komaihaltec, Inc.	1,200	22,120
Komatsu Seiren Company, Ltd.	4,000	23,661
Komatsu Wall Industry Company, Ltd.	2,000	31,555
Komehyo Company, Ltd.	900	8,939
Komeri Company, Ltd.	7,800	186,285
Komori Corp.	8,324	107,558
Konaka Company, Ltd.	6,300	30,073
Kondotec, Inc.	6,100	43,315
Konishi Company, Ltd.	8,400	94,476
Konoike Transport Company, Ltd.	6,100	83,575
Kosaido Company, Ltd. (I)	3,700	11,111
Kosei Securities Company, Ltd.	19,000	27,188
Koshidaka Holdings Company, Ltd.	1,800	32,424
Kotobuki Spirits Company, Ltd.	4,400	101,728
Kourakuen Corp.	2,900	40,217
Krosaki Harima Corp.	12,000	33,542
KRS Corp.	1,800	36,582
Kumagai Gumi Company, Ltd.	81,000	209,929
Kumiai Chemical Industry Company, Ltd. (L)	11,000	66,379
Kura Corp.	2,800	120,350
Kurabo Industries, Ltd.	53,000	107,957
Kureha Corp.	4,000	165,256
Kurimoto, Ltd.	3,200	66,925
Kuroda Electric Company, Ltd.	9,000	182,385
Kusuri no Aoki Holdings Company, Ltd.	4,100	174,350
KYB Corp.	54,000	248,892

SEE NOTES TO FUND'S INVESTMENTS39

International Small Company Fund

	Shares	Value
Japan (continued)
Kyodo Printing Company, Ltd.	22,000	$74,012
Kyoei Steel, Ltd.	6,000	109,892
Kyokuto Kaihatsu Kogyo Company, Ltd.	8,800	115,355
Kyokuto Securities Company, Ltd.	4,900	72,049
Kyokuyo Company, Ltd.	2,300	54,518
KYORIN Holdings, Inc.	10,600	224,657
Kyoritsu Maintenance Company, Ltd.	2,840	174,211
Kyoritsu Printing Company, Ltd.	9,100	25,037
Kyosan Electric Manufacturing Company, Ltd.	12,000	40,422
Kyowa Electronics Instruments Company, Ltd.	8,000	28,184
Kyowa Exeo Corp.	23,400	334,420
Kyowa Leather Cloth Company, Ltd.	2,800	19,644
Kyudenko Corp.	9,100	256,367
Kyushu Financial Group, Inc.	88,780	595,066
LAC Company, Ltd.	4,100	39,003
Land Business Company, Ltd.	7,800	18,210
Laox Company, Ltd. (I)	4,900	32,673
Lasertec Corp.	5,500	101,659
LEC, Inc.	1,000	29,125
Leopalace21 Corp.	65,000	356,893
Life Corp.	3,500	100,068
Linical Company, Ltd.	3,200	36,926
Link And Motivation, Inc.	8,500	29,351
Lintec Corp.	12,300	264,101
Look, Inc.	9,000	13,668
M&A Capital Partners Company, Ltd. (I)	1,500	40,151
Macnica Fuji Electronics Holdings, Inc.	8,600	103,222
Maeda Corp.	31,000	290,281
Maeda Kosen Company, Ltd.	4,900	53,115
Maeda Road Construction Company, Ltd.	16,000	277,209
Maezawa Kasei Industries Company, Ltd.	2,000	20,605
Maezawa Kyuso Industries Company, Ltd.	2,500	32,760
Makino Milling Machine Company, Ltd.	23,575	169,721
Mamezou Holdings Company, Ltd.	6,000	53,422
Mamiya-Op Company, Ltd.	2,000	22,485
Mandom Corp.	1,770	76,336
Mani, Inc.	6,200	132,813
Mars Engineering Corp.	2,800	50,616
Marubun Corp.	5,600	33,724
Marudai Food Company, Ltd.	29,000	119,882
Marufuji Sheet Piling Company, Ltd.	3,000	6,305
Maruha Nichiro Corp.	10,681	272,861
Maruka Machinery Company, Ltd.	1,000	12,427
Marusan Securities Company, Ltd.	6,361	52,301
Maruwa Company, Ltd.	2,500	87,867
Maruwa Unyu Kikan Company, Ltd.	1,500	39,066
Maruyama Manufacturing Company, Inc.	17,000	28,878
Maruzen Showa Unyu Company, Ltd.	16,000	62,304
Marvelous, Inc. (L)	7,900	54,110
Matsuda Sangyo Company, Ltd.	4,620	59,295
Matsui Construction Company, Ltd.	5,700	55,560
Matsui Securities Company, Ltd.	5,400	42,037
Matsuya Company, Ltd.	6,100	54,814
Matsuya Foods Company, Ltd.	2,200	67,108

40SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Max Company, Ltd.	8,000	$94,517
Maxvalu Tokai Company, Ltd.	2,000	32,399
MCJ Company, Ltd.	5,000	44,389
MEC Company, Ltd.	4,900	42,717
Medical System Network Company, Ltd.	3,700	12,993
Megmilk Snow Brand Company, Ltd.	11,700	328,571
Meidensha Corp.	54,086	174,738
Meiji Shipping Company, Ltd.	6,300	24,207
Meiko Electronics Company, Ltd. (I)	5,700	32,511
Meiko Network Japan Company, Ltd.	6,400	55,545
Meisei Industrial Company, Ltd.	10,600	51,313
Meitec Corp.	7,200	272,320
Meito Sangyo Company, Ltd.	1,500	18,160
Meiwa Corp.	7,500	24,029
Meiwa Estate Company, Ltd.	3,300	18,794
Melco Holdings, Inc.	2,900	74,655
Menicon Company, Ltd.	2,000	51,072
Metawater Company, Ltd.	1,800	45,334
Micronics Japan Company, Ltd.	9,300	83,036
Mie Kotsu Group Holdings, Inc.	3,400	11,760
Mikuni Corp.	6,200	20,210
Milbon Company, Ltd.	2,460	99,969
Mimasu Semiconductor Industry Company, Ltd.	6,900	83,605
Ministop Company, Ltd.	3,200	53,550
Miraial Company, Ltd.	1,500	12,029
Mirait Holdings Corp.	15,980	154,053
Miroku Jyoho Service Company, Ltd.	4,700	78,551
Misawa Homes Company, Ltd.	5,500	48,864
Mitani Corp.	4,800	133,049
Mitani Sekisan Company, Ltd.	3,200	77,058
Mito Securities Company, Ltd.	18,000	46,944
Mitsuba Corp.	8,800	127,040
Mitsubishi Kakoki Kaisha, Ltd.	19,000	34,774
Mitsubishi Nichiyu Forklift Company, Ltd.	5,900	39,890
Mitsubishi Paper Mills, Ltd. (I)	8,438	55,748
Mitsubishi Pencil Company, Ltd.	2,900	152,182
Mitsubishi Research Institute, Inc.	1,700	48,441
Mitsubishi Shokuhin Company, Ltd.	3,300	95,732
Mitsubishi Steel Manufacturing Company, Ltd.	38,000	76,124
Mitsuboshi Belting, Ltd.	11,000	97,330
Mitsui Engineering & Shipbuilding Company, Ltd.	197,000	287,549
Mitsui High-Tec, Inc.	6,600	39,587
Mitsui Home Company, Ltd.	7,000	28,608
Mitsui Matsushima Company, Ltd.	3,300	38,493
Mitsui Mining & Smelting Company, Ltd.	160,000	377,158
Mitsui Sugar Company, Ltd.	4,400	92,010
Mitsui-Soko Holdings Company, Ltd.	28,000	82,592
Mitsumi Electric Company, Ltd. (I)	27,300	162,009
Mitsumura Printing Company, Ltd.	4,000	7,485
Mitsuuroko Group Holdings Company, Ltd.	8,000	49,638
Miyaji Engineering Group, Inc.	23,000	41,208
Miyazaki Bank, Ltd.	40,000	128,040
Miyoshi Oil & Fat Company, Ltd.	26,000	32,185
Mizuno Corp.	23,000	112,413

SEE NOTES TO FUND'S INVESTMENTS41

International Small Company Fund

	Shares	Value
Japan (continued)
Mochida Pharmaceutical Company, Ltd.	2,000	$140,030
Modec, Inc.	5,300	81,955
Monex Group, Inc.	55,300	132,472
Moresco Corp.	900	12,879
Morinaga & Company, Ltd.	9,400	372,270
Morinaga Milk Industry Company, Ltd.	48,000	328,600
Morita Holdings Corp.	6,600	95,387
Morito Company, Ltd.	2,600	18,219
Morozoff, Ltd.	9,000	35,987
Mory Industries, Inc.	1,400	23,684
Mr. Max Corp.	3,200	11,434
MTI, Ltd.	9,900	65,326
Mugen Estate Company, Ltd.	2,300	14,975
Murakami Corp.	3,000	58,892
Musashi Seimitsu Industry Company, Ltd.	6,300	158,055
Mutoh Holdings Company, Ltd.	6,000	14,167
N Field Company, Ltd. (L)	2,000	23,261
NAC Company, Ltd.	3,400	27,042
Nachi-Fujikoshi Corp.	43,000	168,025
Nafco Company, Ltd.	3,200	47,457
Nagaileben Company, Ltd.	2,300	48,062
Nagano Keiki Company, Ltd.	700	3,991
Nagase & Company, Ltd.	22,000	280,119
Nagatanien Holdings Company, Ltd.	6,000	70,549
Nagawa Company, Ltd.	1,100	41,464
Nakabayashi Company, Ltd.	7,000	15,419
Nakamuraya Company, Ltd.	1,000	41,701
Nakanishi, Inc.	4,000	147,654
Nakano Corp.	2,100	11,483
Nakayama Steel Works, Ltd. (I)	5,100	31,951
Nakayamafuku Company, Ltd.	2,500	17,901
Namura Shipbuilding Company, Ltd.	12,472	79,252
Narasaki Sangyo Company, Ltd.	8,000	20,445
Natori Company, Ltd.	2,500	38,174
NDS Company, Ltd.	1,700	42,057
NEC Capital Solutions, Ltd.	1,600	24,063
NEC Networks & System Integration Corp.	6,200	113,080
NET One Systems Company, Ltd.	15,900	108,131
Neturen Company, Ltd.	9,300	74,710
New Japan Chemical Company, Ltd. (I)	13,900	19,532
New Japan Radio Company, Ltd. (I)	5,000	14,677
Next Company, Ltd.	13,100	93,146
Nexyz Group Corp. (L)	1,000	12,290
Nice Holdings, Inc.	23,000	30,777
Nichi-iko Pharmaceutical Company, Ltd.	10,700	149,492
Nichia Steel Works, Ltd.	4,000	9,553
Nichias Corp.	27,000	262,786
Nichiban Company, Ltd.	4,000	29,650
Nichicon Corp.	13,273	116,932
Nichiden Corp.	1,900	52,460
Nichiha Corp.	6,900	174,796
NichiiGakkan Company, Ltd.	10,700	82,694
Nichimo Company, Ltd.	7,000	10,625
Nichireki Company, Ltd.	7,300	58,378

42SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Nichirin Company, Ltd.	800	$12,392
Nihon Chouzai Company, Ltd.	1,280	49,737
Nihon Dempa Kogyo Company, Ltd.	7,500	55,527
Nihon Eslead Corp.	2,100	24,663
Nihon House Holdings Company, Ltd.	12,400	45,264
Nihon Nohyaku Company, Ltd.	15,400	83,846
Nihon Parkerizing Company, Ltd.	22,400	262,728
Nihon Plast Company, Ltd.	3,000	27,155
Nihon Tokushu Toryo Company, Ltd.	2,500	30,551
Nihon Trim Company, Ltd.	1,400	52,572
Nihon Unisys, Ltd.	13,700	170,700
Nihon Yamamura Glass Company, Ltd.	28,000	47,272
Nikkiso Company, Ltd.	15,100	138,455
Nikko Company, Ltd.	1,600	27,957
Nikkon Holdings Company, Ltd.	15,500	328,912
Nippi, Inc.	2,000	15,294
Nippo Corp.	16,000	308,822
Nippon Air Conditioning Services Company, Ltd.	4,500	22,428
Nippon Beet Sugar Manufacturing Company, Ltd.	2,200	42,905
Nippon Carbide Industries Company, Inc.	25,000	32,813
Nippon Carbon Company, Ltd. (L)	25,000	55,025
Nippon Ceramic Company, Ltd.	2,900	53,804
Nippon Chemi-Con Corp.	41,271	84,903
Nippon Chemical Industrial Company, Ltd.	25,000	52,356
Nippon Chemiphar Company, Ltd.	300	14,055
Nippon Coke & Engineering Company, Ltd.	46,000	40,564
Nippon Concrete Industries Company, Ltd.	13,000	39,363
Nippon Denko Company, Ltd.	26,400	53,162
Nippon Densetsu Kogyo Company, Ltd.	8,400	137,263
Nippon Felt Company, Ltd.	2,700	12,103
Nippon Filcon Company, Ltd.	3,100	15,623
Nippon Fine Chemical Company, Ltd.	4,400	31,808
Nippon Flour Mills Company, Ltd.	16,000	217,690
Nippon Gas Company, Ltd.	7,200	208,934
Nippon Hume Corp.	3,900	24,126
Nippon Kanzai Company, Ltd.	4,100	58,836
Nippon Kasei Chemical Company, Ltd.	5,000	6,585
Nippon Kayaku Company, Ltd.	38,000	446,513
Nippon Kinzoku Company, Ltd. (I)	1,300	14,258
Nippon Kodoshi Corp.	2,000	16,232
Nippon Koei Company, Ltd.	21,000	91,921
Nippon Koshuha Steel Company, Ltd.	24,000	18,846
Nippon Light Metal Holdings Company, Ltd.	136,400	306,841
Nippon Paper Industries Company, Ltd.	23,600	411,204
Nippon Parking Development Company, Ltd.	41,100	59,427
Nippon Pillar Packing Company, Ltd.	5,500	58,891
Nippon Piston Ring Company, Ltd.	2,700	44,552
Nippon Rietec Company, Ltd.	3,000	26,615
Nippon Seiki Company, Ltd.	12,000	246,060
Nippon Sharyo, Ltd. (I)	17,000	42,418
Nippon Sheet Glass Company, Ltd. (I)	22,200	158,346
Nippon Soda Company, Ltd.	32,000	140,784
Nippon Steel & Sumikin Bussan Corp.	4,368	170,466
Nippon Suisan Kaisha, Ltd.	59,365	268,710

SEE NOTES TO FUND'S INVESTMENTS43

International Small Company Fund

	Shares	Value
Japan (continued)
Nippon Systemware Company, Ltd.	1,900	$24,853
Nippon Thompson Company, Ltd.	16,200	61,927
Nippon Valqua Industries, Ltd.	4,400	57,781
Nippon Yakin Kogyo Company, Ltd.	44,800	77,974
Nipro Corp.	32,000	354,719
Nishi-Nippon Financial Holdings, Inc. (I)	7,000	65,775
Nishi-Nippon Railroad Company, Ltd.	96,000	430,918
Nishikawa Rubber Company, Ltd.	4,000	55,334
Nishimatsu Construction Company, Ltd.	68,000	336,543
Nishimatsuya Chain Company, Ltd.	9,000	116,625
Nishio Rent All Company, Ltd.	4,100	111,085
Nissan Shatai Company, Ltd.	14,100	141,689
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	12,736
Nissei ASB Machine Company, Ltd.	2,300	48,280
Nissei Build Kogyo Company, Ltd.	13,000	61,528
Nissei Corp.	1,100	9,211
Nissei Plastic Industrial Company, Ltd.	4,600	42,100
Nissha Printing Company, Ltd. (L)	7,100	151,765
Nisshin Fudosan Company, Ltd.	11,900	54,568
Nisshin Oillio Group, Ltd.	36,000	154,054
Nisshin Steel Company, Ltd.	25,296	326,375
Nisshinbo Holdings, Inc.	34,600	339,652
Nissin Corp.	18,000	54,022
Nissin Electric Company, Ltd.	12,400	143,073
Nissin Kogyo Company, Ltd.	10,600	157,618
Nissin Sugar Holdings Company, Ltd.	1,500	21,080
Nissui Pharmaceutical Company, Ltd.	2,700	28,412
Nitta Corp.	5,600	145,759
Nitta Gelatin, Inc.	3,400	21,963
Nittan Valve Company, Ltd.	4,000	13,315
Nittetsu Mining Company, Ltd.	1,100	50,787
Nitto Boseki Company, Ltd.	35,229	138,521
Nitto FC Company, Ltd.	1,000	7,837
Nitto Kogyo Corp.	8,900	126,703
Nitto Kohki Company, Ltd.	2,500	54,082
Nitto Seiko Company, Ltd.	8,000	30,216
Nittoc Construction Company, Ltd.	7,600	32,883
Nittoku Engineering Company, Ltd.	3,700	47,581
NJS Company, Ltd. (L)	1,900	22,021
Noevir Holdings Company, Ltd.	2,800	87,969
NOF Corp.	37,000	346,097
Nohmi Bosai, Ltd.	6,300	99,757
Nojima Corp.	6,000	70,627
Nomura Company, Ltd.	8,400	124,065
Noritake Company, Ltd.	2,600	59,140
Noritsu Koki Company, Ltd.	3,600	25,004
Noritz Corp.	7,000	125,535
North Pacific Bank, Ltd.	84,500	336,532
NS Solutions Corp.	8,500	163,112
NS United Kaiun Kaisha, Ltd.	27,000	49,604
NSD Company, Ltd.	4,106	63,488
NTN Corp.	84,000	323,086
NuFlare Technology, Inc. (L)	1,000	47,973
OAK Capital Corp.	16,400	25,596

44SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Obara Group, Inc.	3,300	$153,743
Obayashi Road Corp.	11,300	70,172
Odelic Company, Ltd.	1,000	34,373
Oenon Holdings, Inc.	17,000	38,360
Ohara, Inc.	2,000	11,012
Ohashi Technica, Inc.	3,800	45,355
Ohba Company, Ltd.	600	2,323
Ohsho Food Service Corp.	2,200	80,128
Oiles Corp.	5,972	108,694
Okabe Company, Ltd.	8,300	73,836
Okamoto Industries, Inc.	14,000	131,926
Okamoto Machine Tool Works, Ltd.	7,000	8,439
Okamura Corp.	17,200	147,620
Okasan Securities Group, Inc.	41,000	240,260
Oki Electric Industry Company, Ltd.	21,000	286,917
Okinawa Cellular Telephone Company	3,200	98,485
OKK Corp.	25,000	25,848
OKUMA Corp.	31,382	280,572
Okumura Corp.	39,000	229,340
Okura Industrial Company, Ltd.	15,000	67,406
Okuwa Company, Ltd.	7,000	71,871
Olympic Corp.	1,000	5,323
ONO Sokki Company, Ltd.	2,000	15,954
Onoken Company, Ltd.	4,400	47,543
Onward Holdings Company, Ltd.	32,000	211,360
Ootoya Holdings Company, Ltd. (L)	1,300	22,684
Open House Company, Ltd.	7,300	182,377
OPT Holding, Inc.	3,900	24,429
Optex Company, Ltd.	2,000	50,610
Optim Corp. (I)	300	13,153
Organo Corp.	12,000	49,777
Origin Electric Company, Ltd.	11,000	29,522
Osaka Organic Chemical Industry, Ltd.	5,300	37,847
Osaka Soda Company, Ltd.	18,000	74,244
Osaka Steel Company, Ltd.	3,200	58,869
OSAKA Titanium Technologies Company, Ltd. (I)(L)	4,800	68,244
Osaki Electric Company, Ltd.	10,000	101,427
OSG Corp.	18,600	371,267
OSJB Holdings Corp.	30,200	63,679
Otsuka Kagu, Ltd. (L)	2,100	23,110
OUG Holdings, Inc.	5,000	11,367
Outsourcing, Inc.	2,900	92,403
Oyo Corp.	4,800	56,648
Pacific Industrial Company, Ltd.	10,800	137,056
Pacific Metals Company, Ltd. (I)	39,000	131,611
PAL GROUP Holdings Company, Ltd.	3,200	84,072
Paltac Corp.	7,500	168,202
PanaHome Corp.	22,000	157,171
Panasonic Electric Works SUNX Company, Ltd.	6,100	35,625
Papyless Company, Ltd.	300	10,939
Paraca, Inc.	1,300	23,193
Paramount Bed Holdings Company, Ltd.	4,100	151,384
Parco Company, Ltd.	5,600	50,088
Paris Miki Holdings, Inc.	6,300	24,707

SEE NOTES TO FUND'S INVESTMENTS45

International Small Company Fund

	Shares	Value
Japan (continued)
Pasco Corp.	4,000	$12,747
Pasona Group, Inc.	3,300	22,512
PC Depot Corp. (L)	9,840	48,601
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	31,814
Penta-Ocean Construction Company, Ltd.	68,400	338,898
PIA Corp.	1,100	25,580
Pilot Corp.	6,800	285,323
Piolax, Inc.	2,600	157,890
Pioneer Corp. (I)	80,300	168,011
Plenus Company, Ltd.	4,800	94,008
Pocket Card Company, Ltd.	2,200	11,025
Poletowin Pitcrew Holdings, Inc.	2,000	16,162
Press Kogyo Company, Ltd.	22,300	98,797
Pressance Corp.	9,200	115,784
Prestige International, Inc.	13,000	91,994
Prima Meat Packers, Ltd.	33,000	115,585
Pronexus, Inc.	4,800	43,988
Proto Corp.	3,400	38,822
PS Mitsubishi Construction Company, Ltd.	8,700	28,199
Qol Company, Ltd.	3,800	48,971
Quick Company, Ltd.	1,500	12,412
Raito Kogyo Company, Ltd.	10,500	117,463
Rasa Industries, Ltd. (I)	21,000	24,244
Raysum Company, Ltd.	4,300	29,245
Relia, Inc.	6,400	62,339
Relo Group, Inc.	2,000	276,014
Renaissance, Inc.	2,700	33,874
Rengo Company, Ltd.	46,000	274,081
Renown, Inc. (I)	15,500	15,371
Retail Partners Company, Ltd.	1,600	15,817
Rheon Automatic Machinery Company, Ltd.	3,400	26,785
Rhythm Watch Company, Ltd.	29,000	47,203
Riberesute Corp.	2,000	13,660
Ricoh Leasing Company, Ltd.	4,000	123,413
Right On Company, Ltd. (L)	3,400	30,294
Riken Corp.	2,600	95,931
Riken Keiki Company, Ltd.	4,100	53,698
Riken Technos Corp. (L)	6,900	33,413
Riken Vitamin Company, Ltd.	1,600	62,301
Ringer Hut Company, Ltd. (L)	3,900	71,608
Rion Company, Ltd.	1,600	21,230
Riso Kagaku Corp.	6,900	120,538
Riso Kyoiku Company, Ltd.	11,400	57,624
Rock Field Company, Ltd.	6,700	84,650
Rohto Pharmaceutical Company, Ltd.	26,000	370,468
Rokko Butter Company, Ltd.	3,600	80,053
Roland DG Corp.	2,600	65,854
Rorze Corp.	2,400	35,086
Round One Corp.	19,500	136,590
Royal Holdings Company, Ltd.	6,600	112,322
RVH, Inc. (I)	4,200	32,801
Ryobi, Ltd.	32,000	129,816
Ryoden Corp.	8,000	52,202
Ryosan Company, Ltd.	7,729	234,999

46SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Ryoyo Electro Corp.	3,200	$38,802
S Foods, Inc.	3,400	80,671
S&B Foods, Inc.	500	21,713
Sac's Bar Holdings, Inc.	3,900	41,718
Saibu Gas Company, Ltd.	84,000	181,453
Saizeriya Company, Ltd.	7,300	177,620
Sakai Chemical Industry Company, Ltd.	20,000	63,117
Sakai Heavy Industries, Ltd.	11,000	26,802
Sakai Moving Service Company, Ltd.	2,000	42,407
Sakai Ovex Company, Ltd.	1,900	29,626
Sakata INX Corp.	11,100	147,261
Sakata Seed Corp.	4,500	118,460
Sakura Internet, Inc. (I)(L)	4,500	37,893
Sala Corp.	11,000	60,932
SAMTY Company, Ltd.	2,700	25,453
San Holdings, Inc.	200	2,668
San-A Company, Ltd.	3,900	188,905
San-Ai Oil Company, Ltd.	14,100	97,991
Sanden Holdings Corp.	29,000	93,753
Sanei Architecture Planning Company, Ltd.	1,100	16,612
Sangetsu Company, Ltd.	13,200	233,477
Sanken Electric Company, Ltd. (I)	32,437	139,847
Sanki Engineering Company, Ltd.	11,700	99,297
Sanko Marketing Foods Company, Ltd.	500	4,253
Sanko Metal Industrial Company, Ltd.	600	15,975
Sankyo Frontier Company, Ltd.	2,000	19,550
Sankyo Seiko Company, Ltd.	10,400	34,939
Sankyo Tateyama, Inc.	7,100	97,858
Sankyu, Inc.	66,000	388,793
Sanoh Industrial Company, Ltd.	6,300	40,710
Sanoyas Holdings Corp.	9,400	24,688
Sanrio Company, Ltd. (L)	11,700	208,613
Sansha Electric Manufacturing Company, Ltd.	4,100	18,012
Sanshin Electronics Company, Ltd.	8,600	71,360
Sanwa Holdings Corp.	50,524	504,969
Sanyo Chemical Industries, Ltd.	3,200	136,220
Sanyo Denki Company, Ltd.	15,000	97,511
Sanyo Electric Railway Company, Ltd.	21,000	108,073
Sanyo Housing Nagoya Company, Ltd.	2,700	23,458
Sanyo Shokai, Ltd.	33,000	45,948
Sanyo Special Steel Company, Ltd.	28,648	145,020
Sanyo Trading Company, Ltd.	1,300	17,585
Sapporo Holdings, Ltd.	20,800	550,919
Sata Construction Company, Ltd.	1,800	7,111
Sato Holdings Corp.	5,800	116,005
Sato Restaurant Systems Company, Ltd.	800	5,723
Sato Shoji Corp.	2,600	18,851
Satori Electric Company, Ltd.	4,700	29,390
Sawada Holdings Company, Ltd.	8,300	62,813
Saxa Holdings, Inc.	18,000	34,712
SBS Holdings, Inc. (L)	5,100	40,430
Scroll Corp.	9,200	28,644
Seed Company, Ltd.	800	13,811
Seibu Electric Industry Company, Ltd.	600	10,844

SEE NOTES TO FUND'S INVESTMENTS47

International Small Company Fund

	Shares	Value
Japan (continued)
Seika Corp.	15,000	$43,364
Seikitokyu Kogyo Company, Ltd.	9,200	41,445
Seiko Holdings Corp.	46,000	164,614
Seiko PMC Corp.	3,000	31,811
Seiren Company, Ltd.	11,900	154,801
Sekisui Jushi Corp.	7,800	119,419
Sekisui Plastics Company, Ltd.	4,200	29,671
Senko Company, Ltd.	26,400	188,148
Senshu Electric Company, Ltd.	3,600	55,411
Senshu Ikeda Holdings, Inc.	66,600	291,348
Senshukai Company, Ltd.	11,300	74,645
Septeni Holdings Company, Ltd.	21,500	65,490
SFP Dining Company, Ltd.	1,500	19,538
Shibaura Electronics Company, Ltd.	1,700	32,666
Shibaura Mechatronics Corp.	10,000	23,263
Shibusawa Warehouse Company, Ltd.	16,000	47,598
Shibuya Corp.	4,600	90,033
Shidax Corp. (L)	6,600	24,565
Shikibo, Ltd.	39,000	47,655
Shikoku Chemicals Corp.	10,000	88,078
Shima Seiki Manufacturing, Ltd.	6,500	199,071
Shimachu Company, Ltd.	12,800	333,462
Shimojima Company, Ltd.	1,800	17,301
Shin Nippon Air Technologies Company, Ltd.	4,400	48,961
Shin-Etsu Polymer Company, Ltd.	9,100	61,183
Shin-Keisei Electric Railway Company, Ltd.	4,000	14,340
Shinagawa Refractories Company, Ltd.	11,000	24,460
Shindengen Electric Manufacturing Company, Ltd.	17,000	65,348
Shinkawa, Ltd. (I)	1,700	10,199
Shinko Electric Industries Company, Ltd.	23,800	149,099
Shinko Plantech Company, Ltd.	9,700	69,096
Shinko Shoji Company, Ltd.	5,400	57,863
Shinmaywa Industries, Ltd.	29,000	247,797
Shinnihon Corp.	6,400	54,612
Shinoken Group Company, Ltd.	3,200	63,161
Shinsho Corp.	1,500	29,047
Shinwa Company, Ltd.	2,000	29,404
Ship Healthcare Holdings, Inc.	10,000	263,332
Shizuki Electric Company, Inc.	5,000	27,852
Shizuoka Gas Company, Ltd.	15,000	104,116
Shobunsha Publications, Inc.	2,400	13,128
Shochiku Company, Ltd.	7,000	76,071
Shoei Company, Ltd.	3,600	64,358
Shoei Foods Corp.	2,200	33,210
Shofu, Inc.	3,500	41,643
Shoko Company, Ltd. (I)	17,000	14,930
Showa Aircraft Industry Company, Ltd.	2,000	18,421
Showa Corp.	15,000	90,897
Showa Denko KK	37,400	512,183
Showa Sangyo Company, Ltd.	26,000	134,077
Siix Corp.	3,800	128,726
Sinanen Holdings Company, Ltd.	2,400	41,942
Sinfonia Technology Company, Ltd.	32,000	69,065
Sinko Industries, Ltd.	4,700	54,859

48SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Sintokogio, Ltd.	9,900	$80,880
SKY Perfect JSAT Holdings, Inc.	44,400	214,462
SMK Corp.	15,000	56,878
SMS Company, Ltd.	5,500	138,581
Snow Peak, Inc.	400	11,596
SNT Corp.	3,200	17,090
Soda Nikka Company, Ltd.	1,900	8,386
Sodick Company, Ltd.	11,200	87,157
Softbank Technology Corp.	1,700	40,970
Softbrain Company, Ltd. (I)	6,100	21,174
Softcreate Holdings Corp.	2,100	25,181
Software Service, Inc.	900	34,337
Sogo Medical Company, Ltd.	2,200	67,163
Space Company, Ltd.	2,700	30,623
Sparx Group Company, Ltd. (L)	28,400	57,034
SPK Corp.	300	5,798
SRA Holdings, Inc.	2,300	47,394
SRG Takamiya Company, Ltd.	6,000	34,629
ST Corp.	3,700	45,383
St. Marc Holdings Company, Ltd.	3,600	112,169
Star Mica Company, Ltd.	800	14,092
Star Micronics Company, Ltd.	8,000	110,153
Starts Corp., Inc.	6,800	125,164
Starzen Company, Ltd.	1,600	66,471
Stella Chemifa Corp.	2,600	68,339
Step Company, Ltd.	2,000	21,956
Studio Alice Company, Ltd.	2,300	46,612
Sugimoto & Company, Ltd.	2,400	32,254
Sumida Corp.	4,200	38,160
Suminoe Textile Company, Ltd. (L)	9,000	19,291
Sumitomo Bakelite Company, Ltd.	48,000	262,366
Sumitomo Densetsu Company, Ltd.	4,800	51,697
Sumitomo Mitsui Construction Company, Ltd.	207,800	231,960
Sumitomo Osaka Cement Company, Ltd.	99,000	352,783
Sumitomo Precision Products Company, Ltd.	13,000	39,778
Sumitomo Real Estate Sales Company, Ltd.	4,700	115,982
Sumitomo Riko Company, Ltd.	11,200	100,776
Sumitomo Seika Chemicals Company, Ltd.	2,400	91,211
Sumitomo Warehouse Company, Ltd.	35,952	186,759
Sun Corp. (I)	5,300	33,904
Sun Frontier Fudousan Company, Ltd.	5,600	48,742
Sun-Wa Technos Corp.	2,900	23,919
Suncall Corp.	5,000	22,563
SWCC Showa Holdings Company, Ltd. (I)	65,000	48,492
Systena Corp.	4,500	64,358
T Hasegawa Company, Ltd.	5,500	94,214
T RAD Company, Ltd.	15,000	32,424
T&K Toka Company, Ltd.	5,700	48,555
T-Gaia Corp.	6,400	96,368
Tabuchi Electric Company, Ltd.	4,200	13,646
Tachi-S Company, Ltd.	7,100	107,188
Tachibana Eletech Company, Ltd.	4,400	51,429
Tachikawa Corp.	2,300	16,652
Tadano, Ltd.	26,400	286,350

SEE NOTES TO FUND'S INVESTMENTS49

International Small Company Fund

	Shares	Value
Japan (continued)
Taihei Dengyo Kaisha, Ltd.	9,000	$87,604
Taiheiyo Kouhatsu, Inc.	12,000	10,263
Taiho Kogyo Company, Ltd.	6,400	90,603
Taikisha, Ltd.	6,200	154,548
Taiko Pharmaceutical Company, Ltd.	2,200	36,374
Taisei Lamick Company, Ltd.	1,700	44,255
Taiyo Holdings Company, Ltd.	4,100	161,510
Taiyo Yuden Company, Ltd.	27,500	306,367
Takagi Securities Company, Ltd.	16,000	25,404
Takamatsu Construction Group Company, Ltd.	2,800	62,615
Takano Company, Ltd.	2,000	12,960
Takaoka Toko Company, Ltd.	2,770	48,716
Takara Holdings, Inc.	14,400	132,532
Takara Leben Company, Ltd.	23,800	141,933
Takara Standard Company, Ltd.	11,000	183,805
Takasago International Corp.	3,200	87,087
Takasago Thermal Engineering Company, Ltd.	12,300	165,674
Takashima & Company, Ltd.	14,000	23,361
Takata Corp. (I)(L)	12,000	62,044
Take and Give Needs Company, Ltd.	2,480	16,219
Takeei Corp.	5,700	45,019
Takeuchi Manufacturing Company, Ltd.	9,400	206,346
Takihyo Company, Ltd.	4,000	15,135
Takiron Company, Ltd.	8,000	35,360
Takisawa Machine Tool Company, Ltd.	14,000	18,881
Takuma Company, Ltd.	18,000	152,450
Tama Home Company, Ltd. (L)	4,700	22,593
Tamron Company, Ltd.	4,400	74,661
Tamura Corp.	19,000	74,246
Tanaka Chemical Corp. (I)(L)	2,700	20,960
Tanseisha Company, Ltd.	7,800	52,114
Tasaki & Company, Ltd.	3,000	43,421
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	52,713
Tayca Corp.	10,000	54,166
TBK Company, Ltd.	6,000	25,168
TechMatrix Corp.	2,100	34,896
Techno Medica Company, Ltd.	1,500	23,555
Tecnos Japan, Inc.	1,700	40,520
Teikoku Electric Manufacturing Company, Ltd.	6,200	47,462
Teikoku Sen-I Company, Ltd.	5,000	72,179
Teikoku Tsushin Kogyo Company, Ltd.	6,000	8,904
Tekken Corp. (L)	20,000	62,116
Tenma Corp.	2,100	34,372
The 77 Bank, Ltd.	63,000	301,144
The Aichi Bank, Ltd.	1,700	96,661
The Akita Bank, Ltd.	43,000	140,296
The Aomori Bank, Ltd.	55,000	182,731
The Awa Bank, Ltd.	52,000	309,959
The Bank of Iwate, Ltd.	4,400	179,013
The Bank of Kochi, Ltd.	26,000	28,678
The Bank of Nagoya, Ltd.	3,600	122,335
The Bank of Okinawa, Ltd.	6,205	234,496
The Bank of Saga, Ltd.	41,000	100,122
The Chiba Kogyo Bank, Ltd.	13,000	60,301

50SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
The Chukyo Bank, Ltd.	2,600	$53,944
The Daisan Bank, Ltd.	3,100	49,811
The Daishi Bank, Ltd.	72,000	306,500
The Daito Bank, Ltd.	28,000	41,586
The Ehime Bank, Ltd. (L)	8,250	98,957
The Eighteenth Bank, Ltd.	70,000	211,154
The Fukui Bank, Ltd.	64,188	158,342
The Fukushima Bank, Ltd.	74,000	60,491
The Gunma Bank, Ltd.	40,000	206,340
The Hokkoku Bank, Ltd.	64,000	224,435
The Hokuetsu Bank, Ltd.	5,300	119,770
The Hyakugo Bank, Ltd.	64,000	247,208
The Hyakujushi Bank, Ltd.	67,000	225,749
The Iyo Bank, Ltd.	15,700	102,239
The Japan Steel Works, Ltd.	15,800	284,008
The Japan Wool Textile Company, Ltd.	14,900	105,115
The Juroku Bank, Ltd.	80,000	260,082
The Keiyo Bank, Ltd.	62,000	267,745
The Kinki Sharyo Company, Ltd.	1,200	25,279
The Kita-Nippon Bank, Ltd.	2,100	56,879
The Kiyo Bank, Ltd.	17,639	271,816
The Michinoku Bank, Ltd.	34,000	65,130
The Mie Bank, Ltd.	2,900	57,354
The Minato Bank, Ltd.	5,500	94,716
The Monogatari Corp.	1,100	42,602
The Musashino Bank, Ltd.	7,900	215,303
The Nagano Bank, Ltd.	2,500	44,189
The Nanto Bank, Ltd.	6,100	223,874
The Nippon Road Company, Ltd.	24,000	93,440
The Nippon Signal Company, Ltd.	13,100	106,428
The Ogaki Kyoritsu Bank, Ltd.	72,000	262,358
The Oita Bank, Ltd.	34,000	122,685
The Okinawa Electric Power Company, Inc.	8,800	179,580
The Pack Corp.	4,000	91,359
The San-In Godo Bank, Ltd.	39,500	306,669
The Shiga Bank, Ltd.	61,000	321,779
The Shikoku Bank, Ltd.	39,000	101,408
The Shimane Bank, Ltd.	200	2,287
The Shimizu Bank, Ltd.	2,100	62,497
The Taiko Bank, Ltd.	22,000	50,814
The Tochigi Bank, Ltd.	27,000	118,826
The Toho Bank, Ltd.	55,000	200,413
The Tohoku Bank, Ltd.	26,000	33,882
The Torigoe Company, Ltd.	2,300	16,137
The Tottori Bank, Ltd.	2,500	39,134
The Towa Bank, Ltd.	88,000	83,871
The Yamagata Bank, Ltd.	36,000	149,507
The Yamanashi Chuo Bank, Ltd.	40,255	180,251
The Yasuda Warehouse Company, Ltd.	6,200	41,545
Tigers Polymer Corp.	2,000	11,806
TIS, Inc.	21,100	449,128
TKC Corp.	4,000	108,939
Toa Corp.	5,200	44,032
Toa Corp. (Tokyo Stock Exchange)	4,700	78,872

SEE NOTES TO FUND'S INVESTMENTS51

International Small Company Fund

	Shares	Value
Japan (continued)
Toa Oil Company, Ltd.	13,000	$16,999
Toa Road Corp.	8,000	22,301
Toabo Corp.	3,800	18,802
Toagosei Company, Ltd.	28,500	279,152
Tobishima Corp.	44,200	75,733
Tobu Store Company, Ltd.	800	19,697
TOC Company, Ltd.	13,800	121,304
Tocalo Company, Ltd.	2,900	63,297
Toda Corp.	55,000	311,189
Toda Kogyo Corp.	8,000	20,112
Toei Animation Company, Ltd.	800	41,368
Toei Company, Ltd.	17,000	137,871
Toell Company, Ltd.	1,200	10,345
Toenec Corp.	11,000	51,606
Togami Electric Manufacturing Company, Ltd.	3,000	11,678
Toho Company, Ltd.	2,600	56,990
Toho Holdings Company, Ltd.	13,900	271,483
Toho Titanium Company, Ltd. (L)	7,500	50,564
Toho Zinc Company, Ltd.	37,000	143,645
Tohokushinsha Film Corp.	3,700	22,141
Tohto Suisan Company, Ltd.	500	8,292
Tokai Carbon Company, Ltd.	49,000	165,129
Tokai Corp.	2,200	70,574
Tokai Holdings Corp. (L)	17,000	112,662
Tokai Lease Company, Ltd.	3,000	5,264
Tokai Rika Company, Ltd.	10,500	210,295
Tokai Tokyo Financial Holdings, Inc.	48,400	254,895
Token Corp.	1,450	100,864
Tokushu Tokai Paper Company, Ltd.	2,000	70,399
Tokuyama Corp. (I)	78,000	310,129
Tokyo Dome Corp.	23,500	243,878
Tokyo Electron Device, Ltd.	1,800	24,014
Tokyo Energy & Systems, Inc.	5,000	41,828
Tokyo Individualized Educational Institute, Inc.	6,000	34,112
Tokyo Keiki, Inc.	21,000	39,802
Tokyo Ohka Kogyo Company, Ltd.	5,800	196,753
Tokyo Rakutenchi Company, Ltd.	6,000	26,602
Tokyo Rope Manufacturing Company, Ltd.	3,400	63,334
Tokyo Sangyo Company, Ltd.	3,500	15,105
Tokyo Seimitsu Company, Ltd.	9,700	276,873
Tokyo Steel Manufacturing Company, Ltd.	25,200	183,561
Tokyo Tekko Company, Ltd.	10,000	41,161
Tokyo Theatres Company, Inc.	31,000	50,047
Tokyo TY Financial Group, Inc.	7,658	256,628
Tokyotokeiba Company, Ltd.	45,000	110,817
Tokyu Construction Company, Ltd.	13,100	108,160
Tokyu Recreation Company, Ltd. (L)	4,000	27,971
Toli Corp.	14,000	46,807
Tomato Bank, Ltd.	3,800	54,328
Tomoe Corp.	7,600	23,714
Tomoe Engineering Company, Ltd.	2,200	29,287
Tomoegawa Company, Ltd.	2,000	4,471
Tomoku Company, Ltd.	17,000	47,956
TOMONY Holdings, Inc.	37,100	194,374

52SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Tomy Company, Ltd.	17,700	$181,177
Tonami Holdings Company, Ltd.	19,000	57,923
Topcon Corp.	19,800	299,115
Toppan Forms Company, Ltd.	13,200	127,207
Topre Corp.	8,100	194,018
Topy Industries, Ltd.	4,200	107,317
Toridoll Corp.	5,200	112,668
Torii Pharmaceutical Company, Ltd.	3,600	75,447
Torikizoku Company, Ltd. (I)	1,400	30,670
Torishima Pump Manufacturing Company, Ltd.	4,800	45,883
Tosei Corp.	8,300	60,927
Toshiba Machine Company, Ltd.	28,000	106,262
Toshiba Plant Systems & Services Corp.	10,600	159,962
Toshiba TEC Corp.	29,000	144,759
Tosho Company, Ltd.	1,700	75,019
Tosho Printing Company, Ltd.	7,000	28,715
Totetsu Kogyo Company, Ltd.	6,100	163,340
Toukei Computer Company, Ltd.	700	13,618
Tow Company, Ltd.	4,600	26,144
Towa Corp. (L)	4,300	51,013
Towa Pharmaceutical Company, Ltd.	2,400	86,919
Toyo Construction Company, Ltd.	17,400	63,424
Toyo Corp.	6,100	51,274
Toyo Denki Seizo KK	1,600	21,918
Toyo Engineering Corp. (I)	42,000	118,442
Toyo Ink SC Holdings Company, Ltd.	52,000	239,466
Toyo Kanetsu KK	26,000	80,967
Toyo Kohan Company, Ltd.	20,800	69,099
Toyo Machinery & Metal Company, Ltd.	3,100	12,636
Toyo Securities Company, Ltd.	10,000	20,968
Toyo Tanso Company, Ltd.	3,300	49,235
Toyo Tire & Rubber Company, Ltd.	20,400	254,920
Toyo Wharf & Warehouse Company, Ltd.	19,000	31,499
Toyobo Company, Ltd.	220,064	333,651
TPR Company, Ltd.	4,700	133,526
Trancom Company, Ltd.	1,700	83,160
Transcosmos, Inc.	4,500	110,309
Tri Chemical Laboratories, Inc.	1,100	21,867
Trusco Nakayama Corp.	3,600	164,485
Trust Tech, Inc.	1,200	15,915
TS Tech Company, Ltd.	11,600	311,521
TSI Holdings Company, Ltd.	18,805	109,270
Tsubakimoto Chain Company, Ltd.	32,000	256,003
Tsudakoma Corp. (I)	7,000	9,534
Tsugami Corp.	10,000	55,714
Tsukada Global Holdings, Inc.	4,800	30,314
Tsukishima Kikai Company, Ltd.	7,100	78,674
Tsukuba Bank, Ltd.	25,800	76,751
Tsukui Corp.	12,400	78,127
Tsumura & Company	11,300	307,739
Tsurumi Manufacturing Company, Ltd.	4,100	62,310
Tsutsumi Jewelry Company, Ltd.	900	14,352
TV Tokyo Holdings Corp.	3,300	64,701
Tyo, Inc.	19,500	25,487

SEE NOTES TO FUND'S INVESTMENTS53

International Small Company Fund

	Shares	Value
Japan (continued)
U-Shin, Ltd.	3,000	$19,353
UACJ Corp.	67,718	197,001
Ube Industries, Ltd.	232,000	489,486
Uchida Yoko Company, Ltd.	13,000	52,252
Uchiyama Holdings Company, Ltd.	3,300	12,558
UKC Holdings Corp.	3,800	70,285
Ulvac, Inc.	9,800	298,801
Umenohana Company, Ltd.	700	16,026
Uniden Holdings Corp.	20,000	27,684
Union Tool Company, Ltd.	2,300	57,189
Unipres Corp.	10,000	194,519
United Arrows, Ltd.	7,200	182,928
United Super Markets Holdings, Inc.	11,600	95,663
Unitika, Ltd. (I)	152,000	115,360
Universal Entertainment Corp. (I)	6,100	166,286
Unizo Holdings Company, Ltd.	4,400	127,065
Usen Corp.	27,290	82,492
Ushio, Inc.	24,000	293,907
UT Group Company, Ltd. (I)	4,500	34,701
Utoc Corp.	4,300	15,668
V Technology Company, Ltd.	1,300	137,946
Valor Holdings Company, Ltd.	8,900	214,372
Vector, Inc.	6,700	70,807
VIA Holdings, Inc.	2,900	23,043
Vital KSK Holdings, Inc.	10,200	86,568
Vitec Holdings Company, Ltd.	2,600	28,124
VT Holdings Company, Ltd.	21,400	105,486
W-Scope Corp.	5,200	87,309
Wacoal Holdings Corp.	27,000	316,543
Wacom Company, Ltd.	24,700	66,951
Wakachiku Construction Company, Ltd.	35,000	50,339
Wakita & Company, Ltd.	8,300	68,662
Warabeya Nichiyo Company, Ltd.	3,400	71,826
WATAMI Company, Ltd.	5,600	53,844
Watts Company, Ltd. (L)	1,300	11,916
WDB Holdings Company, Ltd.	2,100	23,526
Weathernews, Inc.	2,300	68,138
Wellnet Corp.	200	2,295
West Holdings Corp.	3,100	24,895
WIN-Partners Company, Ltd.	800	12,987
WirelessGate, Inc. (I)	2,500	37,353
Wood One Company, Ltd.	8,000	19,125
World Holdings Company, Ltd. (L)	1,000	16,616
Wowow, Inc.	1,700	44,775
Xebio Holdings Company, Ltd.	7,000	108,924
Y A C Company, Ltd.	900	9,791
Yachiyo Industry Company, Ltd.	1,200	10,294
Yahagi Construction Company, Ltd.	7,500	65,482
Yaizu Suisankagaku Industry Company, Ltd.	2,900	25,723
Yakuodo Company, Ltd.	1,500	29,249
YAMABIKO Corp.	9,000	106,891
YAMADA Consulting Group Company, Ltd.	300	11,750
Yamaichi Electronics Company, Ltd.	5,000	48,043
Yamatane Corp.	2,900	37,880

54SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Yamato Kogyo Company, Ltd.	11,600	$333,685
Yamaya Corp.	1,000	13,963
Yamazawa Company, Ltd.	1,000	15,224
Yamazen Corp.	13,800	109,492
Yaoko Company, Ltd.	3,900	149,613
Yellow Hat, Ltd.	3,400	69,953
Yodogawa Steel Works, Ltd.	5,665	157,958
Yokogawa Bridge Holdings Corp.	8,900	102,685
Yokohama Reito Company, Ltd.	10,400	95,235
Yokowo Company, Ltd.	5,200	36,659
Yomeishu Seizo Company, Ltd.	1,500	23,637
Yomiuri Land Company, Ltd.	8,000	32,920
Yondenko Corp.	1,000	3,834
Yondoshi Holdings, Inc.	4,559	105,484
Yorozu Corp.	4,200	59,821
Yoshinoya Holdings Company, Ltd.	10,700	146,063
Yuasa Funashoku Company, Ltd.	11,000	28,535
Yuasa Trading Company, Ltd.	3,800	94,393
Yuken Kogyo Company, Ltd.	12,000	21,307
Yume No Machi Souzou Iinkai Company, Ltd.	800	18,761
Yumeshin Holdings Company, Ltd. (L)	6,600	43,288
Yurtec Corp.	15,000	102,603
Yusen Logistics Company, Ltd.	4,800	47,123
Yushin Precision Equipment Company, Ltd.	1,200	28,029
Yushiro Chemical Industry Company, Ltd.	3,800	46,747
Yutaka Giken Company, Ltd.	1,000	19,390
Zappallas, Inc.	800	3,075
Zenrin Company, Ltd.	5,800	87,013
Zensho Holdings Company, Ltd.	12,900	221,672
Zeon Corp.	33,000	302,267
ZERIA Pharmaceutical Company, Ltd.	6,100	99,810
Zojirushi Corp.	7,600	101,324
Zuiko Corp.	1,100	41,153
Zuken, Inc.	2,300	22,456
Jersey, Channel Islands 0.2%		1,125,155
Centamin PLC	363,940	593,074
Phoenix Group Holdings	59,988	532,081
Liechtenstein 0.0%		193,988
Liechtensteinische Landesbank AG	3,937	154,059
VP Bank AG	394	39,929
Luxembourg 0.4%		1,966,991
APERAM SA	17,871	799,749
B&M European Value Retail SA	77,476	241,391
BRAAS Monier Building Group SA	2,340	67,738
d'Amico International Shipping SA (I)	36,923	10,347
Elcoteq SE (I)	353	0
Eurofins Scientific SE	116	50,744
L'Occitane International SA	107,750	211,475
Regus PLC	172,710	502,659
Stabilus SA (I)	214	10,626
Sword Group	2,509	72,262

SEE NOTES TO FUND'S INVESTMENTS55

International Small Company Fund

	Shares	Value
Macau 0.0%		$123,791
Macau Legend Development, Ltd. (I)(L)	562,000	123,791
Malaysia 0.0%		8,757
Nam Cheong, Ltd. (I)	205,700	8,757
Malta 0.1%		554,208
Unibet Group PLC	64,511	554,208
Monaco 0.1%		286,275
Endeavour Mining Corp. (I)	16,365	246,456
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA (I)	1,252	39,819
Netherlands 1.9%		10,485,588
Aalberts Industries NV	24,220	737,147
Accell Group	7,301	154,777
AMG Advanced Metallurgical Group NV	11,781	187,766
Amsterdam Commodities NV	4,752	96,123
Arcadis NV	18,658	216,462
ASM International NV	14,104	598,440
Atrium European Real Estate, Ltd. (I)	53,906	221,092
BE Semiconductor Industries NV	11,323	375,240
Beter Bed Holding NV	4,223	70,486
BinckBank NV	21,354	117,266
Boskalis Westminster NV	19,154	596,856
Brack Capital Properties NV	909	82,041
Brunel International NV	6,432	94,513
Corbion NV	18,218	451,509
Delta Lloyd NV	129,520	744,284
Euronext NV (S)	9,235	359,682
Fugro NV (I)	16,219	266,731
Gemalto NV	8,640	439,797
Heijmans NV (I)	6,365	34,821
Hunter Douglas NV	1,758	98,490
IMCD Group NV	1,910	77,274
KAS Bank NV	3,041	26,901
Kendrion NV	3,633	102,903
Koninklijke BAM Groep NV	64,410	278,046
Koninklijke Vopak NV	7,854	366,641
Nederlandsche Apparatenfabriek NV	1,373	45,857
Ordina NV (I)	33,884	67,401
PostNL NV (I)	121,987	600,466
QIAGEN NV (I)	32,935	906,627
SBM Offshore NV	54,222	782,493
Sligro Food Group NV	7,893	270,134
Telegraaf Media Groep NV	4,667	17,986
TKH Group NV	11,544	427,443
TomTom NV (I)	28,891	231,198
Van Lanschot NV	2,307	45,501
Wessanen	24,560	295,194
New Zealand 1.3%		7,351,423
a2 Milk Company, Ltd. (I)(L)	117,961	206,064
Air New Zealand, Ltd.	140,463	214,908
Chorus, Ltd.	123,288	343,989
Contact Energy, Ltd.	137,160	455,880
EBOS Group, Ltd.	22,462	257,940
Fisher & Paykel Healthcare Corp., Ltd.	161,576	936,584

56SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
New Zealand (continued)
Freightways, Ltd.	37,455	$177,653
Genesis Energy, Ltd.	94,305	135,644
Hallenstein Glasson Holdings, Ltd.	23,287	48,879
Heartland Bank, Ltd.	41,830	45,020
Hellaby Holdings, Ltd.	16,115	37,087
Infratil, Ltd.	136,733	270,321
Kathmandu Holdings, Ltd.	34,744	45,794
Mainfreight, Ltd.	19,285	275,538
Mercury NZ, Ltd.	18,632	39,708
Metlifecare, Ltd.	45,381	180,981
Metro Performance Glass, Ltd.	22,396	30,508
New Zealand Oil & Gas, Ltd.	40,200	17,926
NZME, Ltd.	72,696	27,649
NZX, Ltd.	63,699	45,579
Pacific Edge, Ltd. (I)	105,378	38,150
PGG Wrightson, Ltd.	18,780	6,232
Pike River Coal, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	77,840	207,344
Restaurant Brands New Zealand, Ltd.	32,037	116,389
Ryman Healthcare, Ltd.	55,448	343,603
Sanford, Ltd.	6,681	31,365
Skellerup Holdings, Ltd.	36,142	38,421
SKY Network Television, Ltd.	150,025	509,376
SKYCITY Entertainment Group, Ltd. (L)	259,729	727,155
Steel & Tube Holdings, Ltd.	21,933	36,689
Summerset Group Holdings, Ltd.	49,158	169,154
The New Zealand Refining Company, Ltd.	34,054	62,141
The Warehouse Group, Ltd.	36,002	74,666
Tilt Renewables, Ltd.	8,448	11,367
Tourism Holdings, Ltd.	23,000	52,765
Tower, Ltd.	51,604	25,445
Trade Me Group, Ltd.	108,775	366,537
Trustpower, Ltd.	8,448	26,265
Vector, Ltd.	86,800	192,795
Xero, Ltd. (I)	18,120	228,619
Z Energy, Ltd.	58,731	293,293
Norway 1.0%		5,262,122
ABG Sundal Collier Holding ASA	106,600	57,580
AF Gruppen ASA	3,074	55,952
Akastor ASA (I)	39,742	57,915
Aker ASA, A Shares	5,073	188,658
Aker Solutions ASA (I)	30,540	137,743
American Shipping Company ASA (I)	14,000	39,482
Atea ASA (I)	24,776	226,739
Austevoll Seafood ASA	20,677	193,923
Biotec Pharmacon ASA (I)	11,916	16,445
Bonheur ASA	5,857	37,461
Borregaard ASA	21,094	213,041
BW Offshore, Ltd. (I)(L)	1,638,384	75,032
Det Norske Oljeselskap ASA	30,878	505,365
DNO ASA (I)(L)	166,906	146,020
Ekornes ASA	6,636	80,099
Fred Olsen Energy ASA (I)	11,030	17,625
Frontline, Ltd. (L)	8,652	61,764

SEE NOTES TO FUND'S INVESTMENTS57

International Small Company Fund

	Shares	Value
Norway (continued)
Grieg Seafood ASA	11,299	$107,575
Hexagon Composites ASA (I)(L)	19,738	63,618
Hoegh LNG Holdings, Ltd.	11,246	117,539
Kongsberg Automotive ASA (I)	130,658	88,152
Kvaerner ASA (I)	47,283	57,000
Nordic Semiconductor ASA (I)(L)	30,162	121,582
Norske Skogindustrier ASA (I)(L)	59,578	20,773
Norwegian Air Shuttle ASA (I)(L)	5,833	182,106
Ocean Yield ASA	8,441	67,897
Odfjell SE, A Shares (I)	7,780	24,744
Olav Thon Eiendomsselskap ASA	3,160	58,993
Opera Software ASA (I)	38,500	266,541
Petroleum Geo-Services ASA (I)(L)	55,092	161,727
PhotoCure ASA (I)	1,408	7,790
Prosafe SE (I)(L)	306,352	10,521
Protector Forsikring ASA (L)	12,665	106,308
Q-Free ASA (I)(L)	14,930	12,096
Salmar ASA	642	20,080
Scatec Solar ASA (I)	11,599	46,049
Selvaag Bolig ASA	3,939	18,968
Sevan Marine ASA (I)	7,650	14,670
Solstad Offshore ASA (I)	3,000	4,344
SpareBank 1 SMN	13,678	98,778
SpareBank 1 SR-Bank ASA	33,847	222,709
TGS Nopec Geophysical Company ASA	15,231	300,504
Tomra Systems ASA	29,162	291,158
TREASURE ASA (I)	20,420	36,696
Vard Holdings, Ltd. (I)(L)	185,000	30,417
Veidekke ASA	19,330	274,552
Wilh Wilhelmsen ASA (I)	20,420	67,838
Wilh Wilhelmsen Holding ASA, Class A	4,200	90,762
XXL ASA (I)	13,392	158,791
Peru 0.0%		222,574
Hochschild Mining PLC	81,556	222,574
Philippines 0.0%		33,255
Del Monte Pacific, Ltd. (L)	136,300	33,255
Portugal 0.3%		1,792,667
Altri SGPS SA	18,001	69,690
Banco BPI SA (I)	148,209	176,789
Banco Comercial Portugues SA (I)(L)	186,557	232,809
CTT-Correios de Portugal SA	27,062	168,342
Mota-Engil SGPS SA	45,725	73,094
NOS SGPS SA	59,362	336,398
Novabase SGPS SA	2,054	5,219
REN - Redes Energeticas Nacionais SGPS SA	71,895	196,505
Semapa-Sociedade de Investimento & Gestao	7,581	97,492
Sonae Capital SGPS SA (L)	23,525	17,755
Sonae SGPS SA	216,506	182,219
Teixeira Duarte SA	37,298	6,704
The Navigator Company SA	73,998	229,651
Russia 0.1%		345,327
Evraz PLC (I)	115,087	345,327

58SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Singapore 1.3%		$6,882,468
Accordia Golf Trust	79,700	37,236
Amara Holdings, Ltd.	80,000	22,345
Baker Technology, Ltd.	20,200	8,608
Banyan Tree Holdings, Ltd. (I)	78,000	20,085
Bonvests Holdings, Ltd.	36,400	31,019
Boustead Projects, Ltd. (I)	28,557	15,057
Boustead Singapore, Ltd.	114,189	65,155
Breadtalk Group, Ltd.	38,000	29,143
Bukit Sembawang Estates, Ltd.	45,200	141,989
BW LPG, Ltd. (S)	13,776	44,143
Cape PLC	34,623	62,116
Centurion Corp., Ltd.	85,000	19,011
China Aviation Oil Singapore Corp., Ltd. (L)	57,600	54,171
Chip Eng Seng Corp., Ltd.	106,200	46,509
Chuan Hup Holdings, Ltd.	78,000	13,040
Cordlife Group, Ltd. (I)(L)	49,500	33,278
COSCO Corp. Singapore, Ltd. (I)(L)	247,800	46,672
Creative Technology, Ltd. (I)	7,050	4,546
CSE Global, Ltd.	136,600	40,101
CW Group Holdings, Ltd.	135,000	27,772
CWT, Ltd.	53,500	74,656
Delfi, Ltd.	46,000	77,045
Dyna-Mac Holdings, Ltd. (I)	135,000	15,785
Elec & Eltek International Company, Ltd.	5,000	4,186
Ezion Holdings, Ltd. (I)(L)	474,420	112,692
Ezra Holdings, Ltd. (I)(L)	735,396	21,735
Falcon Energy Group, Ltd.	32,000	3,363
Far East Orchard, Ltd.	64,594	67,884
First Resources, Ltd.	120,000	159,365
Food Empire Holdings, Ltd. (I)	43,800	13,415
Fragrance Group, Ltd.	200,000	21,037
Frasers Centrepoint, Ltd.	64,200	68,688
Gallant Venture, Ltd. (I)	264,000	21,852
GL, Ltd.	156,700	80,382
Global Premium Hotels, Ltd. (I)	16,000	3,299
Golden Agri-Resources, Ltd.	682,300	205,109
GSH Corp., Ltd.	82,820	27,120
GuocoLand, Ltd.	56,800	74,076
Halcyon Agri Corp., Ltd. (I)	88,757	33,936
Hi-P International, Ltd.	51,000	17,808
Hiap Hoe, Ltd.	38,000	17,811
Ho Bee Land, Ltd. (L)	64,800	94,027
Hong Fok Corp., Ltd. (L)	89,836	39,925
Hong Leong Asia, Ltd.	46,000	22,174
Hotel Grand Central, Ltd.	11,521	11,013
Hour Glass, Ltd.	31,600	14,270
Hwa Hong Corp., Ltd.	55,000	12,116
Hyflux, Ltd. (L)	102,400	34,381
IGG, Inc.	194,000	152,934
Indofood Agri Resources, Ltd.	141,600	53,318
Innovalues, Ltd.	42,100	28,704
Japfa, Ltd.	75,800	47,114
k1 Ventures, Ltd.	36,000	22,763
Kenon Holdings, Ltd. (I)	1,140	9,881

SEE NOTES TO FUND'S INVESTMENTS59

International Small Company Fund

	Shares	Value
Singapore (continued)
Keppel Infrastructure Trust	678,406	$227,197
Keppel Telecommunications & Transportation, Ltd. (L)	30,000	33,636
Lian Beng Group, Ltd.	122,000	38,027
Low Keng Huat Singapore, Ltd.	64,000	26,739
Lum Chang Holdings, Ltd.	41,200	10,028
M1, Ltd. (L)	68,800	94,022
Metro Holdings, Ltd.	53,600	37,976
Midas Holdings, Ltd. (L)	321,800	50,444
Nera Telecommunications, Ltd.	47,200	14,276
NSL, Ltd.	29,000	32,390
Olam International, Ltd. (L)	64,200	89,991
OUE, Ltd.	67,300	82,566
Oxley Holdings, Ltd.	63,100	19,590
Pan-United Corp., Ltd.	55,000	22,504
Penguin International, Ltd.	41,333	6,686
Q&M Dental Group Singapore, Ltd.	48,100	23,998
QAF, Ltd.	80,534	74,049
Raffles Education Corp., Ltd. (I)	295,233	40,070
Raffles Medical Group, Ltd.	147,461	150,525
RHT Health Trust	106,100	64,498
Rickmers Maritime (I)	221,728	4,022
Riverstone Holdings, Ltd. (L)	69,000	42,472
Rotary Engineering, Ltd.	66,700	18,098
SATS, Ltd.	147,800	495,694
SBS Transit, Ltd.	20,500	29,685
Sembcorp Industries, Ltd.	102,300	192,323
Sembcorp Marine, Ltd. (L)	144,300	140,956
Sheng Siong Group, Ltd. (L)	141,200	101,811
SHS Holdings, Ltd.	84,000	11,385
SIA Engineering Company, Ltd.	22,500	53,525
SIIC Environment Holdings, Ltd. (I)	204,380	88,866
Sinarmas Land, Ltd. (L)	337,500	104,735
Sing Holdings, Ltd.	79,000	17,326
Sing Investments & Finance, Ltd.	28,600	23,725
Singapore Post, Ltd.	298,800	307,771
Singapore Reinsurance Corp., Ltd.	47,000	10,170
Singapore Shipping Corp., Ltd.	83,800	14,873
Stamford Land Corp., Ltd.	142,600	46,756
Sunningdale Tech, Ltd.	30,260	23,232
Super Group, Ltd.	100,200	88,740
Swiber Holdings, Ltd. (I)	128,250	9,753
Tat Hong Holdings, Ltd. (I)(L)	121,600	27,840
Tuan Sing Holdings, Ltd.	204,854	39,719
UMS Holdings, Ltd.	116,500	49,406
United Engineers, Ltd.	125,700	227,785
United Industrial Corp., Ltd.	4,500	8,491
UOB-Kay Hian Holdings, Ltd.	138,334	123,029
UOL Group, Ltd.	62,200	254,894
UPP Holdings, Ltd.	136,000	26,620
Venture Corp., Ltd.	58,400	395,081
Vibrant Group, Ltd.	69,882	16,474
Vicom, Ltd.	4,000	15,753
Wee Hur Holdings, Ltd.	102,000	16,352
Wheelock Properties Singapore, Ltd.	43,000	43,828

60SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Singapore (continued)
Wing Tai Holdings, Ltd.	112,217	$126,185
XP Power, Ltd.	4,203	91,744
Yeo Hiap Seng, Ltd.	8,834	8,323
Yongnam Holdings, Ltd. (I)	147,375	19,954
South Africa 0.1%		570,147
Lonmin PLC (I)	86,795	162,726
Petra Diamonds, Ltd. (I)	197,493	407,421
Spain 2.2%		12,181,377
Acciona SA	8,004	542,210
Acerinox SA	54,035	678,971
Adveo Group International SA	3,825	12,851
Almirall SA	15,914	234,528
Amper SA (I)(L)	292,539	47,098
Applus Services SA	23,210	226,138
Atresmedia Corp de Medios de Comunicacion SA	20,348	209,753
Azkoyen SA	2,428	14,336
Baron de Ley SA (I)	988	110,507
Bolsas y Mercados Espanoles SHMSF SA (L)	19,357	590,057
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cellnex Telecom SA (S)	24,833	347,499
Cementos Portland Valderrivas SA (I)	5,185	33,536
Cia de Distribucion Integral Logista Holdings SA	4,396	98,769
Cie Automotive SA	15,441	287,717
Construcciones y Auxiliar de Ferrocarriles SA (I)	6,950	253,925
Distribuidora Internacional de Alimentacion SA	153,710	701,259
Duro Felguera SA (I)(L)	30,857	33,675
Ebro Foods SA	20,230	409,881
eDreams ODIGEO SA (I)	25,654	73,584
Elecnor SA	6,680	62,650
Ence Energia y Celulosa SA	33,168	77,377
Ercros SA (I)	50,513	100,431
Faes Farma SA	80,523	288,078
Fluidra SA	12,779	54,137
Gamesa Corporacion Tecnologica SA	64,198	1,336,039
Grupo Catalana Occidente SA	10,421	313,532
Grupo Ezentis SA (I)(L)	65,836	31,786
Iberpapel Gestion SA	1,949	41,975
Indra Sistemas SA (I)(L)	36,154	373,317
Inmobiliaria Colonial SA	44,662	299,222
Laboratorios Farmaceuticos Rovi SA	1,848	23,073
Liberbank SA (I)	113,444	106,365
Mediaset Espana Comunicacion SA	48,282	495,548
Melia Hotels International SA	26,473	298,656
Miquel y Costas SA	5,183	125,006
NH Hotel Group SA (I)	55,688	216,099
Obrascon Huarte Lain SA (L)	41,314	112,567
Papeles y Cartones de Europa SA	15,635	82,853
Pescanova SA (I)	2,188	0
Pharma Mar SA (I)	46,893	116,632
Prim SA	2,446	22,052
Promotora de Informaciones SA, Class A (I)	13,283	75,844
Prosegur Cia de Seguridad SA	93,029	577,920
Quabit Inmobiliaria SA (I)(L)	9,298	18,212

SEE NOTES TO FUND'S INVESTMENTS61

International Small Company Fund

	Shares	Value
Spain (continued)
Realia Business SA (I)(L)	53,191	$49,560
Sacyr SA (I)	106,714	222,462
Saeta Yield SA	11,878	102,864
Solaria Energia y Medio Ambiente SA (I)	10,301	7,721
Tecnicas Reunidas SA	9,682	357,246
Tecnocom Telecomunicaciones y Energia SA (I)	4,417	18,835
Tubacex SA	44,304	125,042
Tubos Reunidos SA (I)	31,261	27,992
Vidrala SA	5,364	270,038
Viscofan SA	10,539	507,415
Vocento SA (I)	14,712	17,494
Zardoya Otis SA	40,871	319,043
Sweden 3.4%		18,281,312
AAK AB	10,149	618,906
Acando AB	20,482	53,670
AddLife AB (I)	6,406	98,726
AddTech AB, B Shares	18,432	257,683
AF AB, B Shares (I)	20,812	363,725
Atrium Ljungberg AB, B Shares	14,040	207,217
Avanza Bank Holding AB	6,072	230,282
Axactor AB (I)(L)	179,774	64,373
B&B Tools AB, B Shares	7,946	159,813
BE Group AB (I)	1,076	4,470
Beijer Alma AB	5,735	136,498
Beijer Electronics AB	1,967	8,141
Beijer Ref AB	5,487	131,002
Betsson AB (I)	31,747	310,314
Bilia AB	11,190	236,644
BillerudKorsnas AB	40,206	667,412
BioGaia AB, B Shares	4,164	128,440
Biotage AB	11,979	60,471
Bjorn Borg AB (I)	6,665	23,769
Bulten AB	5,708	54,312
Bure Equity AB	19,730	207,063
Byggmax Group AB	17,075	107,364
Castellum AB	58,327	768,154
Clas Ohlson AB, B Shares	9,715	133,652
Cloetta AB, B Shares	65,824	208,440
Com Hem Holding AB	10,165	90,650
Concordia Maritime AB, B Shares	5,539	8,108
Dios Fastigheter AB	13,550	88,838
Doro AB (I)	6,824	40,308
Duni AB	10,787	135,494
Dustin Group AB (S)	3,040	20,053
East Capital Explorer AB	1,176	8,105
Elekta AB, B Shares (L)	35,106	289,756
Eltel AB (S)	2,184	12,810
Enea AB (I)	4,257	41,077
eWork Group AB	1,387	11,385
Fabege AB	42,634	674,059
Fagerhult AB	1,800	41,555
Fastighets AB Balder, B Shares (I)	604	12,546
Granges AB	3,680	33,891
Gunnebo AB	9,705	42,128

62SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Sweden (continued)
Haldex AB	13,702	$170,753
Hemfosa Fastigheter AB	28,722	263,998
Hexpol AB	19,405	162,763
HIQ International AB (I)	19,842	123,192
Holmen AB, B Shares	16,082	543,711
Hufvudstaden AB, A Shares	21,430	325,982
Indutrade AB	26,259	492,317
Intrum Justitia AB	19,888	601,403
Inwido AB	5,860	56,323
ITAB Shop Concept AB, Class B	7,377	57,515
JM AB	20,498	557,331
KappAhl AB	17,702	84,759
Karo Pharma AB (I)	11,675	38,633
Karolinska Development AB, Class B (I)	11,601	7,662
Klovern AB, B Shares	143,746	149,575
KNOW IT AB	3,226	29,726
Kungsleden AB	49,092	300,469
Lagercrantz Group AB, B Shares	14,070	112,963
Lifco AB, B Shares	2,161	51,459
Lindab International AB	19,706	162,503
Loomis AB, B Shares	16,519	436,785
Medivir AB, B Shares (I)	8,048	64,549
Mekonomen AB	6,912	124,559
Modern Times Group MTG AB, B Shares	15,156	400,370
MQ Holding AB	7,470	28,798
Munksjo OYJ (I)	1,315	21,324
Mycronic AB	30,882	320,387
NCC AB, B Shares	5,360	128,003
Net Insight AB, B Shares (I)	76,750	61,259
NetEnt AB (I)	48,739	360,003
New Wave Group AB, B Shares	13,930	70,869
Nibe Industrier AB, B Shares	40,959	303,934
Nobia AB	29,222	240,068
Nolato AB, B Shares	5,977	165,975
Nordnet AB, B Shares	23,448	96,514
OEM International AB, B Shares	8,427	138,878
Opus Group AB	64,359	44,595
Peab AB	54,470	420,466
Pricer AB, B Shares	25,941	23,837
Proact IT Group AB	2,222	32,034
Probi AB	1,568	76,495
Qliro Group AB (I)	26,522	27,255
Ratos AB, B Shares	57,112	235,730
Raysearch Laboratories AB (I)	4,199	84,738
Recipharm AB, B Shares	3,909	52,769
Saab AB, B Shares	7,446	276,257
Sagax AB, B Shares	10,861	97,222
SAS AB (I)(L)	26,732	43,754
Scandi Standard AB	6,476	37,791
Sectra AB, B Shares (I)	1,335	18,521
Semcon AB	4,746	23,658
Sensys Gatso Group AB (I)(L)	174,190	29,277
SkiStar AB	8,255	146,009
SSAB AB, A Shares (I)	9,753	36,828

SEE NOTES TO FUND'S INVESTMENTS63

International Small Company Fund

	Shares	Value
Sweden (continued)
SSAB AB, A Shares (Stockholm Stock Exchange) (I)(L)	64,699	$249,983
SSAB AB, B Shares (I)	55,217	178,569
SSAB AB, B Shares (Stockholm Stock Exchange) (I)	140,063	454,420
Sweco AB, B Shares	20,292	395,674
Swedol AB, Class B	860	2,227
Systemair AB	3,664	46,379
Thule Group AB (S)	14,306	199,772
Transcom Worldwide AB	1,777	12,256
Victoria Park AB, B Shares (I)	27,498	66,487
Vitrolife AB	4,117	165,311
Wallenstam AB, B Shares	53,892	392,236
Wihlborgs Fastigheter AB	20,038	364,146
Switzerland 5.0%		27,075,988
AFG Arbonia-Forster Holding AG (I)(L)	11,989	183,967
Allreal Holding AG (I)	3,961	576,836
Alpiq Holding AG (I)	750	66,452
ALSO Holding AG (I)	739	62,630
APG SGA SA	311	130,012
Aryzta AG (I)	10,235	435,644
Ascom Holding AG	8,420	145,159
Autoneum Holding AG	758	188,383
Bachem Holding AG	577	47,879
Baloise Holding AG	9,196	1,106,987
Bank Coop AG	2,535	103,720
Banque Cantonale de Geneve	354	103,412
Banque Cantonale Vaudoise	1,012	629,261
Belimo Holding AG	136	393,956
Bell AG	344	139,094
Bellevue Group AG	2,363	34,941
Berner Kantonalbank AG	1,316	232,921
BKW AG	3,764	170,192
Bobst Group SA	2,647	171,896
Bossard Holding AG (I)	1,855	249,282
Bucher Industries AG	1,733	397,891
Burckhardt Compression Holding AG	697	168,137
Burkhalter Holding AG	964	124,580
Calida Holding AG (I)	1,609	53,134
Carlo Gavazzi Holding AG	85	20,906
Cembra Money Bank AG (I)	5,785	427,327
Charles Voegele Holding AG (I)(L)	3,654	22,818
Cie Financiere Tradition SA	524	41,753
Clariant AG (I)	52,911	856,358
Coltene Holding AG	1,133	76,958
Conzzeta AG	301	214,599
Daetwyler Holding AG	2,053	259,855
DKSH Holding AG	4,414	293,959
dorma+kaba Holding AG (I)	785	567,183
Edmond de Rothschild Suisse SA	1	13,960
EFG International AG (I)	19,691	106,997
Emmi AG (I)	743	430,710
Energiedienst Holding AG	1,013	25,064
Feintool International Holding AG (I)	455	47,332
Fenix Outdoor International AG	201	12,998
Ferrexpo PLC (I)	73,932	121,767

64SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Switzerland (continued)
Flughafen Zuerich AG	6,700	$1,152,151
Forbo Holding AG (I)	279	359,550
GAM Holding AG (I)	40,125	391,787
Gategroup Holding AG (I)	9,676	485,037
Georg Fischer AG	1,158	990,374
Gurit Holding AG (I)	157	128,312
Helvetia Holding AG	1,714	890,443
Highlight Communications AG (I)	4,309	23,292
HOCHDORF Holding AG (I)	246	76,319
Huber & Suhner AG	4,982	266,174
Implenia AG	4,565	289,357
Inficon Holding AG (I)	428	154,485
Interroll Holding AG	265	276,288
Intershop Holding AG	267	130,495
Jungfraubahn Holding AG	635	59,565
Kardex AG (I)	1,701	137,678
Komax Holding AG	815	199,466
Kudelski SA (I)	10,947	183,958
LEM Holding SA	206	178,978
Logitech International SA	3,119	76,353
Logitech International SA (SIX Swiss Exchange)	41,189	1,013,595
Luzerner Kantonalbank AG (I)	1,123	438,514
MCH Group AG	307	20,230
Metall Zug AG, B Shares	67	210,123
Meyer Burger Technology AG (I)(L)	22,601	54,018
Mobilezone Holding AG	4,843	68,517
Mobimo Holding AG (I)	1,812	435,649
OC Oerlikon Corp. AG (I)	52,027	481,898
Orascom Development Holding AG (I)	4,769	22,920
Orell Fuessli Holding AG	223	26,861
Orior AG (I)	1,215	92,261
Panalpina Welttransport Holding AG	3,370	419,384
Phoenix Mecano AG	196	88,709
Plazza AG	376	79,855
PSP Swiss Property AG	10,664	918,256
Rieter Holding AG (I)	776	134,020
Romande Energie Holding SA	110	132,509
Schaffner Holding AG (I)	198	44,490
Schmolz & Bickenbach AG (I)	233,224	151,242
Schweiter Technologies AG	320	341,477
SFS Group AG (I)	139	10,718
Siegfried Holding AG (I)	791	162,625
St. Galler Kantonalbank AG	603	229,941
STMicroelectronics NV	11,706	119,324
Straumann Holding AG	1,785	639,215
Sulzer AG	4,430	452,975
Sunrise Communications Group AG (I)(S)	1,011	62,890
Swissquote Group Holding SA (I)	2,821	66,535
Tamedia AG	902	133,968
Tecan Group AG	2,690	424,913
Temenos Group AG (I)	17,269	1,198,078
Thurgauer Kantonalbank	279	23,804
U-Blox AG (I)	1,722	317,314
Valiant Holding AG	4,721	451,852

SEE NOTES TO FUND'S INVESTMENTS65

International Small Company Fund

	Shares	Value
Switzerland (continued)
Valora Holding AG	1,172	$330,696
Vaudoise Assurances Holding SA	283	132,983
Vetropack Holding AG	76	120,271
Von Roll Holding AG (I)	2,046	1,266
Vontobel Holding AG	6,021	304,169
VZ Holding AG	345	108,365
Walliser Kantonalbank	368	27,356
Walter Meier AG	876	30,686
Warteck Invest AG	16	28,664
Ypsomed Holding AG (I)	838	156,346
Zehnder Group AG (I)	2,627	80,328
Zug Estates Holding AG, B Shares (I)	76	123,374
Zuger Kantonalbank AG	53	255,832
United Arab Emirates 0.0%		74,604
Lamprell PLC (I)	68,445	74,604
United Kingdom 14.5%		78,977,584
4imprint Group PLC	3,295	68,204
A.G.Barr PLC	30,905	193,751
AA PLC	108,739	361,911
Aberdeen Asset Management PLC	61,379	205,528
Acacia Mining PLC	40,185	199,915
Acal PLC	12,904	34,280
Afren PLC (I)	310,484	0
Aggreko PLC	54,040	552,189
Aldermore Group PLC (I)	5,001	13,371
Amec Foster Wheeler PLC	107,635	586,446
Anglo Pacific Group PLC	30,338	44,140
Anglo-Eastern Plantations PLC	3,980	29,381
Arrow Global Group PLC	37,154	135,863
Ashmore Group PLC	108,620	372,323
AVEVA Group PLC	17,910	380,564
Avon Rubber PLC	4,864	63,699
Balfour Beatty PLC	193,858	648,452
BBA Aviation PLC	316,842	1,039,075
Beazley PLC	145,239	692,217
Bellway PLC	35,238	1,076,432
Berendsen PLC	44,602	493,867
Bloomsbury Publishing PLC	18,160	36,699
Bodycote PLC	60,207	431,938
Booker Group PLC	447,558	964,414
Bovis Homes Group PLC	45,115	458,174
Braemar Shipping Services PLC	1,929	7,530
Brammer PLC (I)	29,413	62,397
Brewin Dolphin Holdings PLC	99,792	359,236
Britvic PLC	65,082	464,773
BTG PLC (I)	35,635	260,486
Cairn Energy PLC (I)	38,311	100,590
Cambian Group PLC (I)	21,739	35,371
Capital & Counties Properties PLC	71,023	252,549
Carclo PLC	7,141	10,787
Card Factory PLC	2,531	8,074
Carillion PLC	136,091	419,440
Carpetright PLC (I)	6,882	16,019

66SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Carr's Group PLC	9,750	$18,462
Castings PLC	6,764	36,258
Centaur Media PLC	19,732	9,868
Charles Stanley Group PLC	5,789	20,422
Charles Taylor PLC	7,487	23,814
Chemring Group PLC (I)	77,034	159,707
Chesnara PLC	38,324	166,733
Cineworld Group PLC	58,832	400,362
Clarkson PLC	4,195	111,182
Close Brothers Group PLC	42,947	731,708
CLS Holdings PLC (I)	3,132	62,262
Cobham PLC	459,089	941,912
Communisis PLC	54,344	24,985
Computacenter PLC	21,305	195,411
Concentric AB	14,450	181,189
Connect Group PLC	98,807	176,141
Consort Medical PLC	14,004	182,062
Costain Group PLC	25,570	113,079
Countrywide PLC	20,797	44,398
Cranswick PLC	14,382	401,909
Crest Nicholson Holdings PLC	65,927	360,206
Creston PLC	10,587	16,656
Daily Mail & General Trust PLC	71,982	686,997
Dairy Crest Group PLC	44,180	315,051
De La Rue PLC	40,173	289,066
Debenhams PLC	325,293	225,156
Dechra Pharmaceuticals PLC	30,805	490,468
Devro PLC	57,745	102,010
Dialight PLC (I)	7,641	64,876
Dialog Semiconductor PLC (I)	20,672	818,848
Dignity PLC	14,997	457,816
Diploma PLC	37,241	438,070
Domino's Pizza Group PLC	143,528	627,406
Drax Group PLC (L)	109,615	388,688
DS Smith PLC	287,290	1,411,734
Dunelm Group PLC	21,744	200,991
e2v technologies PLC	51,444	113,004
Electrocomponents PLC	164,884	922,162
Elementis PLC	146,618	462,195
EnQuest PLC (I)(L)	399,124	149,593
Enterprise Inns PLC (I)	185,674	251,317
Essentra PLC	72,648	360,147
esure Group PLC	99,560	246,328
Euromoney Institutional Investor PLC	13,038	175,912
FDM Group Holdings PLC	2,796	18,648
Fenner PLC	47,554	144,914
Fidessa Group PLC	12,074	340,848
Findel PLC (I)	18,987	47,492
Firstgroup PLC (I)	375,003	476,953
Flybe Group PLC (I)	27,391	15,044
Foxtons Group PLC (I)	54,783	72,231
Fuller Smith & Turner PLC, Class A	10,352	126,282
Future PLC (I)	44,714	6,705
G4S PLC	61,392	187,294

SEE NOTES TO FUND'S INVESTMENTS67

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Galliford Try PLC	23,206	$367,115
Gem Diamonds, Ltd.	36,843	49,926
Genus PLC	21,911	505,217
Go-Ahead Group PLC	11,327	294,249
Gocompare.Com Group PLC (I)	82,811	62,168
Greene King PLC	89,742	769,229
Greggs PLC	32,026	361,072
Halfords Group PLC	61,345	263,453
Halma PLC	110,635	1,304,385
Hays PLC	362,709	629,475
Headlam Group PLC	21,854	129,226
Helical Bar PLC	25,880	94,037
Henderson Group PLC	317,176	917,106
Henry Boot PLC	31,646	77,110
Hill & Smith Holdings PLC	29,802	457,885
Hilton Food Group PLC	4,244	30,987
Hogg Robinson Group PLC	48,756	40,646
HomeServe PLC	85,272	646,348
Howden Joinery Group PLC	166,892	750,210
Hunting PLC (I)	57,154	387,464
Huntsworth PLC	56,248	27,371
ICAP PLC	141,823	864,009
IG Group Holdings PLC	106,281	1,116,972
Imagination Technologies Group PLC (I)	83,462	234,507
IMI PLC	38,978	472,473
Inchcape PLC	106,418	809,249
Indivior PLC	184,508	743,359
Informa PLC	6,354	51,634
Intermediate Capital Group PLC	36,206	306,642
International Personal Finance PLC	25,827	89,997
Interserve PLC	40,165	150,207
IP Group PLC (I)	65,250	113,557
ITE Group PLC	92,236	169,493
Ithaca Energy, Inc. (I)(L)	148,312	164,509
J.D. Wetherspoon PLC	29,766	305,056
James Fisher & Sons PLC	19,303	387,424
Jardine Lloyd Thompson Group PLC	38,239	459,349
JD Sports Fashion PLC	78,350	326,880
Jimmy Choo PLC (I)	3,751	6,249
John Laing Group PLC (S)	8,997	30,897
John Menzies PLC	26,312	172,933
John Wood Group PLC	99,754	1,030,326
JRP Group PLC	11,531	19,189
Jupiter Fund Management PLC	111,603	598,714
KAZ Minerals PLC (I)	90,039	407,581
KCOM Group PLC	188,595	243,401
Keller Group PLC	24,277	236,404
Kier Group PLC	30,157	526,054
Ladbrokes PLC	361,017	559,868
Laird PLC	76,765	149,121
Lancashire Holdings, Ltd.	56,752	458,145
Laura Ashley Holdings PLC	68,094	16,804
Lavendon Group PLC	40,440	110,114
Lookers PLC	95,162	124,754

68SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Low & Bonar PLC	38,633	$32,374
LSL Property Services PLC	18,865	47,249
Man Group PLC	481,704	683,564
Management Consulting Group PLC (I)	85,894	20,922
Marshalls PLC	58,658	216,085
Marston's PLC	209,301	352,379
McBride PLC (I)	54,433	117,935
Mears Group PLC	34,779	205,325
Meggitt PLC	65,047	384,347
Melrose Industries PLC	483,857	1,108,955
Micro Focus International PLC	38,684	1,021,418
Millennium & Copthorne Hotels PLC	38,891	208,358
Mitchells & Butlers PLC	63,649	181,101
Mitie Group PLC	96,472	247,593
Moneysupermarket.com Group PLC	127,608	422,970
Morgan Advanced Materials PLC	107,850	380,346
Morgan Sindall Group PLC	11,781	107,793
Mothercare PLC (I)	37,030	50,659
MWB Group Holdings PLC (I)	15,166	925
N. Brown Group PLC	48,186	120,211
National Express Group PLC	121,580	540,784
NCC Group PLC	24,586	58,018
Norcros PLC	9,355	20,624
Northgate PLC	44,608	234,091
Novae Group PLC	16,991	175,483
Ocado Group PLC (I)(L)	104,166	351,419
Onesavings Bank PLC	7,703	30,281
Ophir Energy PLC (I)	35,676	35,452
Oxford Instruments PLC	12,655	98,345
Pagegroup PLC	80,351	372,620
PayPoint PLC	14,714	183,562
Pendragon PLC	360,219	137,124
Pennon Group PLC	114,383	1,168,403
Petrofac, Ltd.	33,339	332,251
Petropavlovsk PLC (I)	370,917	33,069
Pets at Home Group PLC	23,126	61,497
Photo-Me International PLC	86,459	152,837
Polypipe Group PLC	19,399	74,533
Porvair PLC	833	4,355
Premier Foods PLC (I)	265,486	147,105
Premier Oil PLC (I)	152,116	113,576
Punch Taverns PLC (I)	7,353	10,885
PZ Cussons PLC	86,221	333,535
QinetiQ Group PLC	164,511	500,003
R.E.A. Holdings PLC (I)	2,867	10,748
Rank Group PLC	23,044	55,991
Rathbone Brothers PLC	3,769	86,420
Redrow PLC	70,152	358,929
Renishaw PLC	11,628	359,582
Renold PLC (I)	36,501	20,105
Rentokil Initial PLC	450,511	1,208,551
Ricardo PLC	15,814	177,819
Rightmove PLC	28,228	1,294,277
RM PLC	12,019	18,957

SEE NOTES TO FUND'S INVESTMENTS69

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Robert Walters PLC	12,302	$52,969
Rotork PLC	256,008	750,628
RPC Group PLC	90,592	1,220,550
RPS Group PLC	66,232	155,323
Saga PLC	83,323	198,845
Savills PLC	38,920	326,311
SDL PLC	21,081	111,137
Senior PLC	111,967	258,762
Sepura PLC	12,332	3,124
Serco Group PLC (I)	98,772	164,153
Servelec Group PLC	2,191	6,511
Severfield Rowen PLC	89,306	83,725
Shanks Group PLC	239,217	272,276
SIG PLC	171,335	191,429
Soco International PLC	54,822	94,479
Spectris PLC	36,008	919,458
Speedy Hire PLC	226,833	125,242
Spirax-Sarco Engineering PLC	19,490	1,040,731
Spire Healthcare Group PLC (S)	4,905	21,693
Spirent Communications PLC	151,918	152,727
Sportech PLC (I)	2,345	2,222
SSP Group PLC	36,319	168,242
St. Ives PLC	37,604	57,362
St. Modwen Properties PLC	65,140	228,692
Stagecoach Group PLC	105,278	268,455
Stallergenes Greer PLC (I)	455	14,781
SThree PLC	31,746	110,010
Stobart Group, Ltd.	24,874	49,544
Stock Spirits Group PLC	15,413	32,338
Stolt-Nielsen, Ltd.	6,941	82,780
SuperGroup PLC	15,006	287,754
Synthomer PLC	87,382	404,029
TalkTalk Telecom Group PLC (L)	139,745	278,966
Tate & Lyle PLC	122,356	1,034,158
Ted Baker PLC	9,414	302,026
Telecom Plus PLC	17,970	281,314
The Restaurant Group PLC	63,610	258,096
The Unite Group PLC	69,783	488,105
The Vitec Group PLC	3,750	29,698
The Weir Group PLC	31,378	709,694
Thomas Cook Group PLC (I)	408,254	432,311
Topps Tiles PLC	52,481	56,811
Trifast PLC	23,116	54,352
Trinity Mirror PLC	87,123	85,928
TT Electronics PLC	49,695	85,200
Tullett Prebon PLC	77,932	432,603
Tullow Oil PLC (I)(L)	256,901	962,216
U & I Group PLC	37,297	76,066
UBM PLC (L)	108,474	967,330
UK Mail Group PLC	6,109	33,541
Ultra Electronics Holdings PLC	21,971	556,194
Vectura Group PLC (I)	165,166	295,171
Vesuvius PLC	76,226	375,553
Victrex PLC	23,342	502,415

70SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

			Shares	Value
United Kingdom (continued)
	Virgin Money Holdings UK PLC		11,086	$42,691
	Volex PLC (I)		8,308	4,453
	Vp PLC		664	6,198
	W.S. Atkins PLC		23,120	405,411
	WH Smith PLC		29,940	563,750
	William Hill PLC		248,962	937,711
	Wilmington PLC		8,311	28,596
	Wincanton PLC		43,520	123,496
	Xaar PLC		27,981	134,607
	Zeal Network SE		1,756	63,878
	Zoopla Property Group PLC (S)		30,403	127,416
United States 0.2%				932,565
	Alacer Gold Corp. (I)		90,640	165,990
	Argonaut Gold, Inc. (I)(L)		59,322	109,079
	Diebold, Inc.		4,588	105,704
	Energy Fuels, Inc. (I)		14,469	19,173
	Ormat Technologies, Inc.		—	14
	REC Silicon ASA (I)(L)		683,136	74,820
	Sims Metal Management, Ltd.		49,935	457,785
Preferred securities 0.4%				$1,975,483
(Cost $1,835,186)
Germany 0.4%				1,975,483
	Biotest AG		5,334	73,635
	Draegerwerk AG & Company KGaA		2,064	162,706
	FUCHS PETROLUB SE		16,108	639,365
	Jungheinrich AG		12,917	338,459
	Sartorius AG		6,598	490,436
	Sixt SE		4,655	182,011
	STO SE & Company KGaA		276	25,940
	Villeroy & Boch AG		4,296	62,931
Rights 0.0%				$1,091
(Cost $0)
	Chesnara PLC (Expiration Date: 12-13-16; Strike Price: GBP 3.00) (I)		1,414	839
	Strike Energy, Ltd. (Expiration Date: 12-6-16; Strike Price: AUD 0.07) (I)		2,796	14
	Yamana Gold, Inc. (Expiration Date: 12-22-16; Strike Price: CAD 3.25) (I)		970	238
	Yield (%)		Shares	Value
Securities lending collateral 3.3%				$18,127,590
(Cost $18,124,739)
John Hancock Collateral Trust (W)	0.6739(Y	)	1,811,346	18,127,590
Short-term investments 0.4%				$2,372,185
(Cost $2,372,185)
Money market funds 0.4%				2,372,185
Western Asset Institutional Government Reserves Fund, Institutional Class	0.3100(Y	)	2,372,185	2,372,185
Total investments (Cost $510,916,563)† 102.9%				$560,207,251
Other assets and liabilities, net (2.9%)				($15,708,237)
Total net assets 100.0%				$544,499,014

SEE NOTES TO FUND'S INVESTMENTS71

International Small Company Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $17,020,165.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $518,773,500. Net unrealized appreciation aggregated to $41,433,751, of which $111,451,989 related to appreciated investment securities and $70,018,238 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-16:

Industrials	24.3%
Consumer discretionary	16.8%
Materials	12.9%
Financials	10.7%
Information technology	9.6%
Consumer staples	6.3%
Health care	5.9%
Energy	5.0%
Real estate	4.0%
Utilities	2.5%
Telecommunication services	1.2%
Short-term investments and other	0.8%
TOTAL	100.0%

72SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$37,163,754	$434,572	$36,647,750	$81,432
Austria	7,719,910	—	7,719,910	—
Belgium	9,583,315	—	9,583,315	—
Bermuda	1,142,872	—	1,142,872	—
Cambodia	259,237	—	259,237	—
Canada	49,664,849	49,655,239	2,223	7,387
China	541,858	173,169	368,689	—
Cyprus	14,437	—	14,437	—
Denmark	9,324,393	—	9,324,393	—
Faroe Islands	399,885	—	399,885	—
Finland	14,085,542	—	14,085,251	291
France	26,724,872	—	26,724,872	—
Gabon	29,173	—	29,173	—
Georgia	381,490	—	381,490	—
Germany	30,863,743	13,339	30,850,404	—
Gibraltar	143,223	—	143,223	—
Greece	79	—	—	79
Greenland	1,716	—	1,716	—
Guernsey, Channel Islands	17,790	—	17,790	—

       73

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Hong Kong	17,561,824	5,340	17,495,146	61,338
India	323,847	—	323,847	—
Ireland	3,957,435	—	3,957,435	—
Isle of Man	1,421,224	—	1,421,224	—
Israel	4,735,439	90,461	4,644,978	—
Italy	19,990,448	—	19,990,448	—
Japan	126,950,381	—	126,950,381	—
Jersey, Channel Islands	1,125,155	—	1,125,155	—
Liechtenstein	193,988	—	193,988	—
Luxembourg	1,966,991	—	1,966,991	—
Macau	123,791	—	123,791	—
Malaysia	8,757	—	8,757	—
Malta	554,208	—	554,208	—
Monaco	286,275	246,456	39,819	—
Netherlands	10,485,588	—	10,485,588	—
New Zealand	7,351,423	—	7,351,423	—
Norway	5,262,122	—	5,262,122	—
Peru	222,574	—	222,574	—
Philippines	33,255	—	33,255	—
Portugal	1,792,667	—	1,792,667	—
Russia	345,327	—	345,327	—
Singapore	6,882,468	—	6,868,693	13,775
South Africa	570,147	—	570,147	—
Spain	12,181,377	—	12,181,377	—
Sweden	18,281,312	—	18,281,312	—
Switzerland	27,075,988	76,353	26,999,635	—
United Arab Emirates	74,604	—	74,604	—
United Kingdom	78,977,584	164,509	78,812,150	925
United States	932,565	294,256	638,309	—
Preferred securities	1,975,483	—	1,975,483	—
Rights	1,091	238	853	—
Securities lending collateral	18,127,590	18,127,590	—	—
Short-term investments	2,372,185	2,372,185	—	—
Total investments in securities	$560,207,251	$71,653,707	$488,388,317	$165,227

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       74

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q1	11/16
This report is for the information of the shareholders of John Hancock International Small Company Fund.		1/17

John Hancock

Natural Resources Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsNatural Resources Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 99.5%		$609,826,565
(Cost $687,252,570)
Consumer staples 0.8%		4,972,721
Food products 0.8%
Adecoagro SA (I)	452,889	4,972,721
Energy 69.8%		427,791,757
Energy equipment and services 18.7%
Baker Hughes, Inc.	69,984	4,502,071
Core Laboratories NV (L)	58,592	6,548,242
Dril-Quip, Inc. (I)	110,588	6,253,751
FMC Technologies, Inc. (I)	340,260	11,657,308
Halliburton Company	559,289	29,692,653
Independence Contract Drilling, Inc. (I)(L)	358,801	2,023,638
Patterson-UTI Energy, Inc.	548,606	14,631,322
RPC, Inc. (L)	373,815	7,506,205
Schlumberger, Ltd.	265,365	22,303,928
Tenaris SA, ADR	131,608	4,239,094
U.S. Silica Holdings, Inc.	102,881	5,206,807
Oil, gas and consumable fuels 51.1%
Anadarko Petroleum Corp.	308,168	21,309,817
Cheniere Energy, Inc. (I)	131,300	5,364,918
Cimarex Energy Company	111,042	15,310,471
Concho Resources, Inc. (I)	178,184	25,483,876
CONSOL Energy, Inc. (L)	254,213	5,231,704
Continental Resources, Inc. (I)(L)	160,841	9,330,386
Crew Energy, Inc. (I)	530,746	2,923,785
Devon Energy Corp.	198,595	9,598,096
EOG Resources, Inc.	213,600	21,898,272
Extraction Oil & Gas, Inc. (I)(L)	110,422	2,598,230
Gulfport Energy Corp. (I)	182,468	4,687,603
Hess Corp.	227,388	12,724,632
Kosmos Energy, Ltd. (I)	417,441	2,212,437
Laredo Petroleum, Inc. (I)	478,094	7,644,723
Lekoil, Ltd. (I)	5,821,948	1,680,836
Marathon Oil Corp.	376,788	6,804,791
Marathon Petroleum Corp.	201,125	9,456,898
MEG Energy Corp. (I)(L)	390,305	1,972,881
Newfield Exploration Company (I)	222,951	10,081,844
Noble Energy, Inc.	563,562	21,505,526
Occidental Petroleum Corp.	168,082	11,994,332
Oil Search, Ltd.	791,948	3,804,285
PDC Energy, Inc. (I)(L)	100,595	7,489,298
Phillips 66	79,020	6,564,982
Pioneer Natural Resources Company	73,823	14,103,146
Plains GP Holdings LP, Class A	134,813	4,740,025
Range Resources Corp.	228,621	8,042,887
Rice Energy, Inc. (I)	300,602	7,319,659
Royal Dutch Shell PLC, A Shares	306,383	7,796,046
Seven Generations Energy, Ltd., Class A (I)	294,308	6,778,746
Suncor Energy, Inc.	497,054	15,836,140
Targa Resources Corp.	87,718	4,674,490
Valero Energy Corp.	97,467	6,000,069

2SEE NOTES TO FUND'S INVESTMENTS

Natural Resources Fund

			Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
	WPX Energy, Inc. (I)		660,290	$10,260,907
Industrials 0.8%				4,936,301
Trading companies and distributors 0.8%
	Univar, Inc. (I)		198,245	4,936,301
Information technology 0.1%				498,348
Semiconductors and semiconductor equipment 0.1%
	Versum Materials, Inc. (I)		20,374	498,348
Materials 27.3%				167,493,651
Chemicals 6.3%
	Air Products & Chemicals, Inc.		39,106	5,649,253
	Albemarle Corp.		49,570	4,351,255
	Celanese Corp., Series A		46,339	3,675,609
	FMC Corp.		109,566	6,148,844
	Potash Corp. of Saskatchewan, Inc.		245,770	4,480,387
	The Chemours Company		170,043	4,203,463
	The Dow Chemical Company		131,834	7,345,790
	W.R. Grace & Company		40,309	2,630,565
Metals and mining 21.0%
	Agnico Eagle Mines, Ltd.		231,544	9,504,881
	Alacer Gold Corp. (I)(L)		1,657,695	3,035,755
	Barrick Gold Corp.		454,785	6,830,871
	BHP Billiton, Ltd., ADR (L)		150,935	5,666,100
	Constellium NV, Class A (I)		664,612	4,054,133
	Eldorado Gold Corp. (I)		1,086,748	2,993,350
	First Quantum Minerals, Ltd.		934,949	10,676,779
	Freeport-McMoRan, Inc. (I)		261,551	4,014,808
	Glencore PLC (I)		2,869,325	10,035,534
	Guyana Goldfields, Inc. (I)		1,016,264	4,160,986
	Ivanhoe Mines, Ltd., Class A (I)(L)		831,008	1,459,971
	Lundin Mining Corp. (I)		2,465,901	12,097,288
	Nevsun Resources, Ltd.		919,240	2,949,397
	Randgold Resources, Ltd., ADR (L)		132,435	9,519,428
	Reliance Steel & Aluminum Company		85,296	6,917,506
	Rio Tinto PLC, ADR (L)		251,826	9,546,724
	Silver Wheaton Corp. (L)		242,111	4,413,684
	Southern Copper Corp. (L)		267,081	8,768,269
	Steel Dynamics, Inc.		220,189	7,812,306
	Tahoe Resources, Inc.		473,507	4,550,715
Utilities 0.7%				4,133,787
Independent power and renewable electricity producers 0.7%
	NextEra Energy Partners LP		161,413	4,133,787
	Yield (%)		Shares	Value
Securities lending collateral 7.3%				$44,738,417
(Cost $44,737,243)
John Hancock Collateral Trust (W)	0.6739(Y	)	4,470,355	44,738,417

SEE NOTES TO FUND'S INVESTMENTS3

Natural Resources Fund

	Par value^	Value
Short-term investments 2.3%		$14,080,000
(Cost $14,080,000)
Repurchase agreement 2.3%		14,080,000
Repurchase Agreement with State Street Corp. dated 11-30-16 at 0.030% to be repurchased at $14,080,012 on 12-1-16, collateralized by $13,655,000 U.S. Treasury Notes, 3.750% due 11-15-18 (valued at $14,364,295 including interest)	14,080,000	14,080,000
Total investments (Cost $746,069,813)† 109.1%		$668,644,982
Other assets and liabilities, net (9.1%)		($55,854,745)
Total net assets 100.0%		$612,790,237

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $43,687,476.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $757,671,058. Net unrealized depreciation aggregated to $89,026,076, of which $46,768,251 related to appreciated investment securities and $135,794,327 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 11-30-16:

United States	73.3%
Canada	14.2%
Netherlands	3.0%
Switzerland	1.6%
United Kingdom	1.6%
Jersey, Channel Islands	1.6%
Australia	1.5%
Peru	1.4%
Other countries	1.8%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$4,972,721	$4,972,721	—	—
Energy	427,791,757	414,510,590	$13,281,167	—
Industrials	4,936,301	4,936,301	—	—
Information technology	498,348	498,348	—	—
Materials	167,493,651	157,458,117	10,035,534	—
Utilities	4,133,787	4,133,787	—	—
Securities lending collateral	44,738,417	44,738,417	—	—
Short-term investments	14,080,000	—	14,080,000	—
Total investments in securities	$668,644,982	$631,248,281	$37,396,701	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	354Q1	11/16
This report is for the information of the shareholders of John Hancock Natural Resources Fund.		1/17

John Hancock

New Opportunities Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsNew Opportunities Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 97.8%		$526,857,177
(Cost $437,719,603)
Consumer discretionary 13.9%		75,026,557
Auto components 0.8%
American Axle & Manufacturing Holdings, Inc. (I)	661	10,351
Cooper Tire & Rubber Company	11,563	442,825
Cooper-Standard Holding, Inc. (I)	3,478	331,523
Dana, Inc.	10,885	183,848
Federal-Mogul Holdings Corp. (I)	4,397	42,079
Fox Factory Holding Corp. (I)	53,840	1,351,384
Gentex Corp.	15,234	281,677
Modine Manufacturing Company (I)	11,129	130,766
Shiloh Industries, Inc. (I)	3,949	27,840
Spartan Motors, Inc.	7,931	70,982
Standard Motor Products, Inc.	5,221	260,737
Stoneridge, Inc. (I)	517	8,205
Superior Industries International, Inc.	3,530	88,780
Tower International, Inc.	2,883	75,535
Visteon Corp.	14,302	1,125,138
VOXX International Corp. (I)	5,062	24,551
Automobiles 0.1%
Thor Industries, Inc.	1,239	124,606
Winnebago Industries, Inc.	6,297	204,338
Distributors 0.4%
Core-Mark Holding Company, Inc.	3,901	142,426
Pool Corp.	21,430	2,156,072
Weyco Group, Inc.	494	14,212
Diversified consumer services 1.2%
American Public Education, Inc. (I)	3,639	84,061
Apollo Education Group, Inc. (I)	943	8,892
Ascent Capital Group, Inc., Class A (I)	1,985	35,869
Bridgepoint Education, Inc. (I)	10,617	107,869
Cambium Learning Group, Inc. (I)	3,053	15,204
Career Education Corp. (I)	15,816	158,002
Carriage Services, Inc.	2,396	65,027
DeVry Education Group, Inc.	4,500	134,325
Graham Holdings Company, Class B	1,095	536,276
Grand Canyon Education, Inc. (I)	61,687	3,522,328
Houghton Mifflin Harcourt Company (I)	6,210	68,621
K12, Inc. (I)	8,832	129,654
Regis Corp.	4,678	63,153
ServiceMaster Global Holdings, Inc. (I)	28,474	1,088,276
Sotheby's (L)	7,066	275,998
Universal Technical Institute, Inc.	5,699	14,304
Hotels, restaurants and leisure 2.2%
Ark Restaurants Corp.	197	4,348
Belmond, Ltd., Class A (I)	9,083	117,625
Biglari Holdings, Inc. (I)	1	469
Boyd Gaming Corp. (I)	58,788	1,107,566
Canterbury Park Holding Corp.	100	1,015
Chuy's Holdings, Inc. (I)	53,725	1,684,279
Dave & Buster's Entertainment, Inc. (I)	38,367	1,797,494
Del Frisco's Restaurant Group, Inc. (I)	5,361	92,209

2SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Del Taco Restaurants, Inc. (I)	900	$13,068
El Pollo Loco Holdings, Inc. (I)	154	1,940
Gaming Partners International Corp.	400	4,648
ILG, Inc.	6,542	118,214
International Game Technology PLC	33,773	870,668
International Speedway Corp., Class A	4,574	168,323
Intrawest Resorts Holdings, Inc. (I)	9,000	157,860
J Alexander's Holdings, Inc. (I)	3,506	33,307
Kona Grill, Inc. (I)(L)	141,442	1,739,737
La Quinta Holdings, Inc. (I)	1,603	19,460
Luby's, Inc. (I)	6,731	28,674
Marriott Vacations Worldwide Corp.	6,274	487,113
Monarch Casino & Resort, Inc. (I)	1,250	31,100
Panera Bread Company, Class A (I)	4,799	1,017,916
Papa John's International, Inc.	14,123	1,247,908
RCI Hospitality Holdings, Inc.	2,292	27,917
Red Robin Gourmet Burgers, Inc. (I)	3,142	161,656
Ruby Tuesday, Inc. (I)	5,243	15,834
Speedway Motorsports, Inc.	8,627	176,767
The Marcus Corp.	3,767	113,010
The Wendy's Company	34,288	431,000
Household durables 2.0%
Bassett Furniture Industries, Inc.	1,320	38,346
Beazer Homes USA, Inc. (I)	54,442	733,878
CalAtlantic Group, Inc.	18,757	626,296
Cavco Industries, Inc. (I)	2,107	199,217
Century Communities, Inc. (I)	5,108	105,991
CSS Industries, Inc.	926	25,178
Emerson Radio Corp. (I)	6,514	5,276
Ethan Allen Interiors, Inc.	6,472	223,284
Flexsteel Industries, Inc.	1,332	73,100
Green Brick Partners, Inc. (I)	164	1,501
Harman International Industries, Inc.	14,329	1,567,163
Helen of Troy, Ltd. (I)	16,593	1,412,064
Hooker Furniture Corp.	2,702	73,765
La-Z-Boy, Inc.	48,551	1,298,739
Libbey, Inc.	2,641	50,522
Lifetime Brands, Inc.	962	16,065
M/I Homes, Inc. (I)	2,518	58,820
MDC Holdings, Inc.	8,946	240,468
Meritage Homes Corp. (I)	4,328	156,024
NACCO Industries, Inc., Class A	1,238	117,610
PulteGroup, Inc.	59,577	1,123,622
Skyline Corp. (I)	705	9,024
Stanley Furniture Company, Inc.	2,115	1,946
The New Home Company, Inc. (I)	4,688	54,053
Toll Brothers, Inc. (I)	31,553	935,862
TopBuild, Corp. (I)	8,080	293,223
TRI Pointe Group, Inc. (I)	33,580	390,200
Tupperware Brands Corp.	15,735	872,348
UCP, Inc., Class A (I)	1,832	20,060
WCI Communities, Inc. (I)	26	605

SEE NOTES TO FUND'S INVESTMENTS3

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
William Lyon Homes, Class A (I)	998	$19,760
ZAGG, Inc. (I)	6,430	42,438
Internet and direct marketing retail 0.1%
1-800-Flowers.com, Inc., Class A (I)	8,239	86,921
FTD Companies, Inc. (I)	6,423	146,830
Liberty TripAdvisor Holdings, Inc., Class A (I)	10,128	162,554
Overstock.com, Inc. (I)	50	848
Leisure products 1.2%
Arctic Cat, Inc.	59,083	900,425
Callaway Golf Company	21,696	263,606
JAKKS Pacific, Inc.	3,041	21,439
Johnson Outdoors, Inc., Class A	200	8,360
Malibu Boats, Inc., Class A (I)	130,025	2,366,455
Polaris Industries, Inc. (L)	33,643	2,922,231
Vista Outdoor, Inc. (I)	4,965	199,345
Media 0.8%
A H Belo Corp., Class A	4,469	27,484
AMC Entertainment Holdings, Inc., Class A	975	33,101
Ballantyne Strong, Inc. (I)	1,790	12,797
Beasley Broadcast Group, Inc., Class A	447	2,838
Carmike Cinemas, Inc. (I)	693	23,423
Entercom Communications Corp., Class A	7,660	116,432
Gannett Company, Inc.	24,345	232,251
Gray Television, Inc. (I)	4,409	44,531
John Wiley & Sons, Inc., Class A	4,687	257,082
Media General, Inc. (I)	5,000	91,850
Meredith Corp.	8,505	472,453
New Media Investment Group, Inc.	10,131	155,612
News Corp., Class A	5,851	67,638
News Corp., Class B	3,476	41,538
Radio One, Inc., Class D (I)	4,508	13,073
Reading International, Inc., Class A (I)	4,950	77,765
Salem Media Group, Inc.	4,629	26,385
Scholastic Corp.	4,196	185,002
TEGNA, Inc.	41,248	925,193
The EW Scripps Company, Class A (I)	12,244	209,617
The Madison Square Garden Company, Class A (I)	1,400	243,096
The McClatchy Company, Class A (I)	1,050	14,868
The New York Times Company, Class A	36,545	475,085
Time, Inc.	22,246	360,385
Townsquare Media Inc., Class A (I)	2,297	20,053
Multiline retail 0.6%
Dillard's, Inc., Class A	40,650	2,906,882
Fred's, Inc., Class A	1,382	13,806
J.C. Penney Company, Inc. (I)	40,520	383,724
Tuesday Morning Corp. (I)	10,364	48,193
Specialty retail 3.7%
Aaron's, Inc.	9,312	271,165
Abercrombie & Fitch Company, Class A	8,273	118,883
America's Car-Mart, Inc. (I)	543	24,734
American Eagle Outfitters, Inc.	62,244	1,030,761

4SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Ascena Retail Group, Inc. (I)	8,149	$49,220
AutoNation, Inc. (I)	19,578	874,353
Barnes & Noble Education, Inc. (I)	8,317	94,564
Barnes & Noble, Inc.	5,042	63,529
Bed Bath & Beyond, Inc.	6,789	304,215
Big 5 Sporting Goods Corp.	5,096	98,608
Boot Barn Holdings, Inc. (I)	839	13,239
Build-A-Bear Workshop, Inc. (I)	77,523	1,112,455
Burlington Stores, Inc. (I)	30,478	2,679,626
Cabela's, Inc. (I)	1,460	90,870
Caleres, Inc.	10,226	334,799
Chico's FAS, Inc.	12,940	198,111
Christopher & Banks Corp. (I)	8,725	15,007
Citi Trends, Inc.	2,402	41,699
Conn's, Inc. (I)	3,027	34,054
Destination Maternity Corp.	3,213	21,527
DSW, Inc., Class A	64,033	1,521,424
Express, Inc. (I)	105,214	1,405,659
Five Below, Inc. (I)	48,159	1,895,538
GameStop Corp., Class A	18,309	452,049
Genesco, Inc. (I)	4,266	269,611
Group 1 Automotive, Inc.	2,943	213,632
Guess?, Inc.	19,497	298,694
Haverty Furniture Companies, Inc.	3,731	80,590
hhgregg, Inc. (I)(L)	1,994	3,051
Hibbett Sports, Inc. (I)	23,574	948,854
Kirkland's, Inc. (I)	783	11,502
Lithia Motors, Inc., Class A	687	63,135
MarineMax, Inc. (I)	4,644	87,307
New York & Company, Inc. (I)	2,900	5,887
Penske Automotive Group, Inc.	17,522	874,523
Perfumania Holdings, Inc. (I)	1,016	1,727
Pier 1 Imports, Inc.	20,105	112,387
Rent-A-Center, Inc.	13,022	150,404
Sally Beauty Holdings, Inc. (I)	31,693	830,040
Sears Hometown and Outlet Stores, Inc. (I)	5,170	31,020
Shoe Carnival, Inc.	1,826	47,677
Sonic Automotive, Inc., Class A	2,223	47,016
Stage Stores, Inc.	3,629	15,786
Staples, Inc.	122,235	1,182,012
The Cato Corp., Class A	1,767	52,303
The Children's Place, Inc.	1,221	126,801
The Finish Line, Inc., Class A	10,311	231,379
The Michaels Companies, Inc. (I)	48,068	1,171,898
Tilly's, Inc., Class A (I)	2,881	28,435
Vitamin Shoppe, Inc. (I)	19,932	495,310
West Marine, Inc. (I)	4,685	45,070
Zumiez, Inc. (I)	3,912	97,018
Textiles, apparel and luxury goods 0.8%
Charles & Colvard, Ltd. (I)	775	674
Columbia Sportswear Company	16,875	959,681
Culp, Inc.	2,824	95,310

SEE NOTES TO FUND'S INVESTMENTS5

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Deckers Outdoor Corp. (I)	6,366	$378,650
Delta Apparel, Inc. (I)	522	10,654
Fossil Group, Inc. (I)	9,662	322,904
G-III Apparel Group, Ltd. (I)	9,299	252,561
Iconix Brand Group, Inc. (I)	4,381	39,298
Lakeland Industries, Inc. (I)	700	7,945
Movado Group, Inc.	2,782	78,592
Oxford Industries, Inc.	19,988	1,452,328
Perry Ellis International, Inc. (I)	1,322	33,737
Rocky Brands, Inc.	1,741	18,542
Superior Uniform Group, Inc.	640	12,282
Unifi, Inc. (I)	3,710	115,455
Vera Bradley, Inc. (I)	8,195	118,172
Wolverine World Wide, Inc.	19,358	436,136
Consumer staples 2.2%		12,062,397
Beverages 0.4%
Craft Brew Alliance, Inc. (I)	4,445	67,564
MGP Ingredients, Inc.	1,716	81,167
The Boston Beer Company, Inc., Class A (I)(L)	12,933	2,238,702
Food and staples retailing 0.6%
Ingles Markets, Inc., Class A	2,301	105,616
PriceSmart, Inc.	15,676	1,431,219
Smart & Final Stores, Inc. (I)	16,496	222,696
SpartanNash Company	5,433	196,729
The Andersons, Inc.	6,535	257,152
United Natural Foods, Inc. (I)	8,239	386,821
Village Super Market, Inc., Class A	2,255	77,865
Weis Markets, Inc.	6,029	335,815
Food products 1.1%
Alico, Inc.	490	13,377
Amplify Snack Brands, Inc. (I)	63,329	601,626
Darling Ingredients, Inc. (I)	35,705	482,375
Dean Foods Company	17,233	342,247
Fresh Del Monte Produce, Inc.	5,650	350,357
Ingredion, Inc.	2,236	262,462
John B. Sanfilippo & Son, Inc.	461	29,366
Landec Corp. (I)	3,344	47,819
Limoneira Company	610	10,943
Omega Protein Corp. (I)	3,910	93,645
Pinnacle Foods, Inc.	30,586	1,515,842
Post Holdings, Inc. (I)	8,634	659,033
Sanderson Farms, Inc.	4,510	363,732
Seaboard Corp. (I)	73	298,789
Seneca Foods Corp., Class A (I)	2,016	75,802
Snyder's-Lance, Inc.	1,125	41,918
TreeHouse Foods, Inc. (I)	10,267	711,708
Household products 0.1%
Central Garden & Pet Company (I)	2,475	71,478
Central Garden & Pet Company, Class A (I)	6,231	170,542
Oil-Dri Corp. of America	855	33,952
Orchids Paper Products Company (L)	1,525	37,988

6SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer staples (continued)
Personal products 0.0%
CCA Industries, Inc.	400	$1,028
Inter Parfums, Inc.	2,346	80,820
Mannatech, Inc.	83	1,357
Natural Alternatives International, Inc. (I)	1,588	19,453
Nature's Sunshine Products, Inc.	603	9,105
Nutraceutical International Corp. (I)	2,391	77,110
Tobacco 0.0%
Alliance One International, Inc. (I)	2,000	29,600
Universal Corp.	4,134	227,577
Energy 7.4%		39,787,467
Energy equipment and services 4.6%
Archrock, Inc.	5,642	75,885
Atwood Oceanics, Inc.	2,952	27,926
Bristow Group, Inc.	3,771	58,865
CARBO Ceramics, Inc.	76,600	630,418
Dawson Geophysical Company (I)	5,007	39,305
Diamond Offshore Drilling, Inc.	7,714	139,315
Dril-Quip, Inc. (I)	39,809	2,251,199
Era Group, Inc. (I)	1,717	20,106
Exterran Corp. (I)	2,821	56,702
FMC Technologies, Inc. (I)	9,739	333,658
Forum Energy Technologies, Inc. (I)	73,863	1,606,520
Geospace Technologies Corp. (I)	45,577	964,865
Gulf Island Fabrication, Inc.	1,274	15,097
Gulfmark Offshore, Inc., Class A	2,446	3,058
Helix Energy Solutions Group, Inc. (I)	24,773	258,878
Helmerich & Payne, Inc. (L)	7,240	547,706
Hornbeck Offshore Services, Inc. (I)	3,837	19,607
Independence Contract Drilling, Inc. (I)	220,981	1,246,333
Matrix Service Company (I)	6,259	130,500
McDermott International, Inc. (I)	49,044	337,423
Mitcham Industries, Inc. (I)	2,782	10,627
Nabors Industries, Ltd.	64,181	1,033,314
Natural Gas Services Group, Inc. (I)	56,683	1,612,631
Newpark Resources, Inc. (I)	297,983	2,190,175
Noble Corp. PLC	58,522	364,007
Oceaneering International, Inc.	66,488	1,771,905
Oil States International, Inc. (I)	75,404	2,703,233
Pacific Drilling SA (I)	110	425
Parker Drilling Company (I)	28,252	60,742
Patterson-UTI Energy, Inc.	27,808	741,639
PHI, Inc. (I)	2,950	44,604
Pioneer Energy Services Corp. (I)	17,378	86,890
Rowan Companies PLC, Class A	23,903	425,951
RPC, Inc.	55,273	1,109,882
SEACOR Holdings, Inc. (I)	2,306	142,949
Superior Energy Services, Inc.	56,223	969,285
Tesco Corp.	9,006	69,797
TETRA Technologies, Inc. (I)	7,049	38,276
Tidewater, Inc.	4,115	9,423
Transocean, Ltd. (L)	158,610	2,046,069

SEE NOTES TO FUND'S INVESTMENTS7

New Opportunities Fund

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Unit Corp. (I)	12,109	$294,249
Oil, gas and consumable fuels 2.8%
Adams Resources & Energy, Inc.	139	5,496
Alon USA Energy, Inc.	5,862	54,751
Approach Resources, Inc. (I)	10,446	36,665
Bill Barrett Corp. (I)	4,159	32,523
Callon Petroleum Company (I)	5,053	89,135
Clayton Williams Energy, Inc. (I)	596	67,169
Clean Energy Fuels Corp. (I)	2,524	9,187
Cloud Peak Energy, Inc. (I)	1,335	7,663
CONSOL Energy, Inc.	36,701	755,307
Contango Oil & Gas Company (I)	6,165	60,972
CVR Energy, Inc.	2,574	43,063
Delek US Holdings, Inc.	11,414	229,536
Denbury Resources, Inc.	24,792	93,714
DHT Holdings, Inc.	1,910	6,781
Dorian LPG, Ltd. (I)	13,491	94,167
Eclipse Resources Corp. (I)	38,947	114,894
Energen Corp.	21,815	1,354,057
EP Energy Corp., Class A (I)(L)	28,220	149,848
GasLog, Ltd.	3,773	59,236
Green Plains, Inc.	6,351	172,112
HollyFrontier Corp.	33,734	970,527
Kosmos Energy, Ltd. (I)	39,649	210,140
Matador Resources Company (I)	53,691	1,430,328
Murphy Oil Corp.	916	31,062
Newfield Exploration Company (I)	28,590	1,292,840
Nordic American Tankers, Ltd.	459	3,938
Northern Oil and Gas, Inc. (I)	265	596
Oasis Petroleum, Inc. (I)	31,598	473,022
Overseas Shipholding Group, Inc., Class A	809	6,254
Panhandle Oil and Gas, Inc., Class A	3,808	93,296
Par Pacific Holdings, Inc. (I)	10,531	155,859
Parsley Energy, Inc., Class A (I)	29,023	1,107,227
PBF Energy, Inc., Class A	18,689	448,349
PDC Energy, Inc. (I)	1,139	84,799
QEP Resources, Inc.	21,651	425,659
Renewable Energy Group, Inc. (I)	8,074	78,722
Rice Energy, Inc. (I)	1,072	26,103
RSP Permian, Inc. (I)	43,267	1,931,872
Scorpio Tankers, Inc.	10,739	45,426
SemGroup Corp., Class A	6,964	251,052
Ship Finance International, Ltd.	1,579	22,738
SM Energy Company	5,755	229,394
Southwestern Energy Company (I)	1,828	20,748
Synergy Resources Corp. (I)	19,528	185,321
Targa Resources Corp.	11,365	605,641
VAALCO Energy, Inc. (I)	4,771	3,678
Western Refining, Inc.	13,381	479,976
Whiting Petroleum Corp. (I)	30,811	376,510
World Fuel Services Corp.	3,583	159,300
WPX Energy, Inc. (I)	45,777	711,375

8SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials 21.9%		$118,089,263
Banks 10.6%
1st Source Corp.	3,710	146,026
American National Bankshares, Inc.	539	16,790
Associated Banc-Corp.	30,214	690,390
Banc of California, Inc. (L)	10,060	151,906
BancFirst Corp.	3,591	294,282
BancorpSouth, Inc.	13,291	379,458
Bank of Commerce Holdings	3,052	25,637
Bank of Florida Corp. (I)	2,087	0
Bank of Marin Bancorp	404	25,634
Bank of the Ozarks, Inc.	27,918	1,354,581
BankUnited, Inc.	32,174	1,139,925
Banner Corp.	6,758	352,295
Bar Harbor Bankshares	348	15,336
Berkshire Hills Bancorp, Inc.	6,880	233,576
Blue Hills Bancorp, Inc.	133,330	2,319,942
BNC Bancorp	4,793	144,749
BOK Financial Corp.	3,301	265,136
Boston Private Financial Holdings, Inc.	18,843	282,645
Bridge Bancorp, Inc.	885	29,780
Brookline Bancorp, Inc.	15,712	234,109
Bryn Mawr Bank Corp.	3,768	138,662
C&F Financial Corp.	63	2,841
Camden National Corp.	3,571	139,090
Capital Bank Financial Corp., Class A	6,950	248,810
Capital City Bank Group, Inc.	2,956	55,721
Cardinal Financial Corp.	7,466	238,837
Cascade Bancorp (I)	16,714	121,678
CenterState Banks, Inc.	9,991	223,998
Central Pacific Financial Corp.	6,686	197,571
Century Bancorp, Inc., Class A	108	5,870
Chemical Financial Corp.	6,709	348,063
Citizens & Northern Corp.	2,868	68,402
City Holding Company	1,726	106,114
CNB Financial Corp.	1,153	26,819
CoBiz Financial, Inc.	4,489	67,919
Columbia Banking System, Inc.	13,203	525,743
Community Bank Systems, Inc.	6,588	373,540
Community Trust Bancorp, Inc.	4,066	171,789
ConnectOne Bancorp, Inc.	6,959	163,537
CU Bancorp (I)	3,727	103,983
Customers Bancorp, Inc. (I)	5,826	177,693
CVB Financial Corp.	3,591	74,585
Enterprise Bancorp, Inc.	213	6,720
Enterprise Financial Services Corp.	3,478	133,555
F.N.B. Corp.	22,646	346,031
Farmers Capital Bank Corp.	346	12,421
Farmers National Banc Corp.	6,173	73,150
FCB Financial Holdings, Inc., Class A (I)	5,295	234,304
Fidelity Southern Corp.	5,962	132,953
Financial Institutions, Inc.	3,379	103,566
First Bancorp, Inc. (ME)	642	18,631
First Bancorp, Inc. (NC)	4,607	115,175

SEE NOTES TO FUND'S INVESTMENTS9

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
First Bancorp, Inc. (PR) (I)	49,299	$291,850
First Busey Corp.	1,903	52,161
First Citizens BancShares, Inc., Class A	1,015	361,716
First Commonwealth Financial Corp.	18,527	233,811
First Community Bancshares, Inc.	4,116	116,071
First Connecticut Bancorp, Inc.	63,331	1,371,116
First Financial Bancorp	13,721	367,723
First Financial Corp.	1,254	57,433
First Financial Northwest, Inc.	3,157	53,543
First Foundation, Inc. (I)	435	12,189
First Interstate BancSystem, Inc., Class A	5,046	190,487
First Merchants Corp.	4,028	138,281
First Mid-Illinois Bancshares, Inc.	396	12,058
First Midwest Bancorp, Inc.	9,146	222,065
First NBC Bank Holding Company (I)	850	5,993
First South Bancorp, Inc.	777	8,632
Flushing Financial Corp.	6,781	177,527
Fulton Financial Corp.	31,173	553,321
German American Bancorp, Inc.	500	23,720
Glacier Bancorp, Inc.	3,826	131,232
Great Southern Bancorp, Inc.	3,237	160,717
Great Western Bancorp, Inc.	38,488	1,539,520
Guaranty Bancorp	4,862	103,561
Hancock Holding Company	18,375	763,481
Hanmi Financial Corp.	7,174	220,242
Heartland Financial USA, Inc.	4,943	211,808
Heritage Commerce Corp.	7,488	92,776
Heritage Financial Corp.	6,490	146,999
Heritage Oaks Bancorp	7,955	79,152
Hilltop Holdings, Inc.	13,802	387,698
HomeTrust Bancshares, Inc. (I)	4,264	101,057
Hope Bancorp, Inc.	21,586	429,561
Horizon Bancorp	4,125	93,968
IBERIABANK Corp.	23,550	1,951,118
Independent Bank Corp. (MA)	2,761	179,741
Independent Bank Corp. (MI)	2,100	39,690
Independent Bank Group, Inc.	4,286	257,589
International Bancshares Corp.	13,708	533,584
Investors Bancorp, Inc.	54,412	736,738
Lakeland Bancorp, Inc.	9,636	169,112
LegacyTexas Financial Group, Inc.	7,879	309,330
Macatawa Bank Corp.	7,781	73,375
MainSource Financial Group, Inc.	4,787	146,339
MB Financial, Inc.	6,471	280,000
MBT Financial Corp.	5,279	50,414
Mercantile Bank Corp.	3,768	123,628
Merchants Bancshares, Inc.	540	26,676
MidSouth Bancorp, Inc.	729	8,602
MidWestOne Financial Group, Inc.	305	10,214
National Bank Holdings Corp., Class A	6,381	173,563
NBT Bancorp, Inc.	9,334	360,666
Northrim BanCorp, Inc.	902	25,346

10SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
OFG Bancorp	10,217	$137,930
Old National Bancorp	26,563	452,899
Old Second Bancorp, Inc.	1,554	14,297
Opus Bank	7,125	180,263
Pacific Continental Corp.	4,522	89,762
Pacific Mercantile Bancorp (I)	5,276	31,920
PacWest Bancorp	23,345	1,196,431
Park Sterling Corp.	12,215	118,852
Peapack Gladstone Financial Corp.	3,887	104,055
People's United Financial, Inc.	59,700	1,117,584
People's Utah Bancorp	572	13,213
Peoples Bancorp, Inc.	3,878	113,276
Pinnacle Financial Partners, Inc.	37,440	2,414,880
Popular, Inc.	109,555	4,453,411
Preferred Bank	2,690	121,292
Premier Financial Bancorp, Inc.	724	13,311
PrivateBancorp, Inc.	38,202	1,787,090
Prosperity Bancshares, Inc.	14,339	948,238
QCR Holdings, Inc.	293	11,178
Renasant Corp.	8,800	364,848
Republic Bancorp, Inc., Class A	34,419	1,274,536
Republic First Bancorp, Inc. (I)	502	2,686
S&T Bancorp, Inc.	7,775	275,157
Sandy Spring Bancorp, Inc.	5,612	204,277
Seacoast Banking Corp. of Florida (I)	8,060	165,714
Shore Bancshares, Inc.	2,964	41,348
Sierra Bancorp	3,083	70,447
Simmons First National Corp., Class A	6,865	414,989
South State Corp.	4,713	400,369
Southern National Bancorp of Virginia, Inc.	2,817	41,861
Southside Bancshares, Inc.	5,273	202,852
Southwest Bancorp, Inc.	4,469	97,648
State Bank Financial Corp.	8,480	209,371
Sterling Bancorp	15,455	351,601
Stonegate Bank	2,359	91,977
Suffolk Bancorp	2,043	85,111
Sun Bancorp, Inc.	1,294	29,697
Synovus Financial Corp. (I)	32,687	1,265,314
TCF Financial Corp.	34,533	599,148
Texas Capital Bancshares, Inc. (I)	18,670	1,358,243
The Bancorp, Inc. (I)	8,903	61,609
The First of Long Island Corp.	494	12,634
Tompkins Financial Corp.	350	30,205
Towne Bank	2,665	85,946
TriCo Bancshares	5,293	165,459
TriState Capital Holdings, Inc. (I)	65,862	1,343,585
Trustmark Corp.	15,365	517,954
Umpqua Holdings Corp.	43,274	768,979
Union Bankshares Corp.	9,485	320,593
United Community Banks, Inc.	14,099	383,211
Univest Corp. of Pennsylvania	4,542	129,674
Valley National Bancorp	20,500	232,470

SEE NOTES TO FUND'S INVESTMENTS11

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	3,175	$161,766
Webster Financial Corp.	27,351	1,356,883
WesBanco, Inc.	8,662	345,354
West Bancorporation, Inc.	894	19,892
Western Alliance Bancorp (I)	27,963	1,306,431
Wintrust Financial Corp.	6,790	447,054
Zions Bancorporation	37,867	1,506,728
Capital markets 2.9%
Artisan Partners Asset Management, Inc., Class A	96,090	2,863,482
Calamos Asset Management, Inc., Class A	923	6,313
Cowen Group, Inc., Class A (I)	19,199	70,076
E*TRADE Financial Corp. (I)	54,090	1,866,646
GAIN Capital Holdings, Inc.	275,251	1,769,864
Greenhill & Company, Inc.	18,255	505,664
INTL. FCStone, Inc. (I)	815	33,505
Investment Technology Group, Inc.	4,951	92,287
KCG Holdings, Inc., Class A (I)	20,754	293,462
Ladenburg Thalmann Financial Services, Inc. (I)	38,876	94,080
Legg Mason, Inc.	20,169	643,391
Manning & Napier, Inc.	138,200	1,022,680
MarketAxess Holdings, Inc.	16,222	2,689,121
Oppenheimer Holdings, Inc., Class A	3,151	55,458
Piper Jaffray Companies (I)	300	21,885
Pzena Investment Management, Inc., Class A	115,132	1,138,655
Stifel Financial Corp. (I)	50,445	2,514,683
TheStreet, Inc.	6,959	6,194
Virtus Investment Partners, Inc. (L)	472	54,658
Consumer finance 1.4%
Asta Funding, Inc. (I)	2,466	21,947
Consumer Portfolio Services, Inc. (I)	5,992	30,260
Encore Capital Group, Inc. (I)(L)	38,668	1,061,437
Enova International, Inc. (I)	2,936	34,204
EZCORP, Inc., Class A (I)	6,370	74,211
FirstCash, Inc.	1,428	65,545
Green Dot Corp., Class A (I)	10,103	243,583
Navient Corp.	61,986	1,068,019
Nelnet, Inc., Class A	7,230	364,754
Nicholas Financial, Inc. (I)	75	741
PRA Group, Inc. (I)	400	14,380
Regional Management Corp. (I)	3,038	74,917
Santander Consumer USA Holdings, Inc. (I)	158,320	2,181,650
SLM Corp. (I)	232,400	2,340,268
Diversified financial services 0.1%
BBX Capital Corp., Class A (I)	385	8,378
FNFV Group (I)	1,279	16,371
Leucadia National Corp.	7,518	165,546
Marlin Business Services Corp.	2,737	55,698
NewStar Financial, Inc. (I)	11,190	95,003
PICO Holdings, Inc. (I)	5,367	76,748
Tiptree Financial, Inc., Class A	6,689	43,144
Voya Financial, Inc.	1,843	71,637

12SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Insurance 4.3%
Allied World Assurance Company Holdings AG	18,782	$879,185
Ambac Financial Group, Inc. (I)	10,609	259,921
American Equity Investment Life Holding Company	13,072	270,983
American Financial Group, Inc.	15,718	1,292,491
American National Insurance Company	4,229	509,595
AmTrust Financial Services, Inc.	1,631	41,525
Argo Group International Holdings, Ltd.	5,585	354,368
Aspen Insurance Holdings, Ltd.	13,329	679,113
Assurant, Inc.	12,463	1,076,055
Assured Guaranty, Ltd.	25,455	910,271
Atlas Financial Holdings, Inc. (I)	2,735	46,222
Axis Capital Holdings, Ltd.	17,371	1,059,805
CNO Financial Group, Inc.	76,727	1,373,413
Donegal Group, Inc., Class A	4,807	77,152
EMC Insurance Group, Inc.	855	23,607
Employers Holdings, Inc.	7,132	252,116
Endurance Specialty Holdings, Ltd.	15,472	1,426,518
Enstar Group, Ltd. (I)	2,714	533,708
FBL Financial Group, Inc., Class A	4,276	327,328
Federated National Holding Company	803	13,964
First Acceptance Corp. (I)	4,470	5,543
First American Financial Corp.	9,329	352,076
Genworth Financial, Inc., Class A (I)	24,551	105,078
Global Indemnity, Ltd. (I)	2,416	90,262
Greenlight Capital Re, Ltd., Class A (I)	7,163	162,958
Hallmark Financial Services, Inc. (I)	4,441	47,385
HCI Group, Inc.	367	11,869
Heritage Insurance Holdings, Inc.	45,392	655,007
Horace Mann Educators Corp.	21,613	867,762
Independence Holding Company	2,216	43,988
Infinity Property & Casualty Corp.	800	69,000
Investors Title Company	98	12,096
Kemper Corp.	9,567	391,769
Maiden Holdings, Ltd.	16,444	253,238
MBIA, Inc. (I)	14,918	154,998
National General Holdings Corp.	4,669	105,473
National Western Life Group, Inc., Class A	306	80,001
Old Republic International Corp.	45,002	804,186
OneBeacon Insurance Group, Ltd., Class A	5,187	79,620
ProAssurance Corp.	1,791	100,386
Reinsurance Group of America, Inc.	11,582	1,413,583
RenaissanceRe Holdings, Ltd.	8,312	1,085,215
Safety Insurance Group, Inc.	3,147	221,391
Selective Insurance Group, Inc.	7,742	318,196
State Auto Financial Corp.	9,779	252,200
State National Companies, Inc.	9,618	129,170
Stewart Information Services Corp.	3,174	150,575
The Hanover Insurance Group, Inc.	23,109	2,001,008
The Navigators Group, Inc.	2,279	240,207
United Fire Group, Inc.	3,131	142,147
United Insurance Holdings Corp.	4,610	62,604
Validus Holdings, Ltd.	16,629	903,620

SEE NOTES TO FUND'S INVESTMENTS13

New Opportunities Fund

	Shares	Value
Financials (continued)
Insurance (continued)
W.R. Berkley Corp.	1,308	$80,821
White Mountains Insurance Group, Ltd.	213	178,275
Mortgage real estate investment trusts 0.5%
Anworth Mortgage Asset Corp.	259,729	1,350,591
Two Harbors Investment Corp.	151,444	1,313,019
Thrifts and mortgage finance 2.1%
Astoria Financial Corp.	8,434	137,896
Bank Mutual Corp.	10,569	94,593
BankFinancial Corp.	3,904	55,046
Beneficial Bancorp, Inc. (I)	116,813	2,032,546
Capitol Federal Financial, Inc.	30,869	491,126
Charter Financial Corp.	41,234	590,059
Clifton Bancorp, Inc.	5,773	94,273
Dime Community Bancshares, Inc.	8,022	150,011
ESSA Bancorp, Inc.	589	8,723
EverBank Financial Corp.	7,290	140,697
Federal Agricultural Mortgage Corp., Class C	953	51,472
First Defiance Financial Corp.	1,313	60,779
Flagstar Bancorp, Inc. (I)	64,565	1,819,442
Home Bancorp, Inc.	1,531	51,595
HomeStreet, Inc. (I)	79,228	2,301,573
Kearny Financial Corp.	19,074	288,971
Meridian Bancorp, Inc.	11,676	207,249
Meta Financial Group, Inc.	1,814	164,983
NMI Holdings, Inc., Class A (I)	13,738	118,147
Northfield Bancorp, Inc.	10,841	200,884
Northwest Bancshares, Inc.	9,787	177,830
OceanFirst Financial Corp.	2,202	52,231
Oritani Financial Corp.	10,193	179,906
PHH Corp. (I)	12,643	183,576
Provident Financial Holdings, Inc.	768	15,137
Provident Financial Services, Inc.	8,495	228,855
Radian Group, Inc.	31,710	461,698
SI Financial Group, Inc.	2,817	39,438
Territorial Bancorp, Inc.	952	29,959
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	22,326	181,957
United Community Financial Corp.	10,993	89,923
United Financial Bancorp, Inc.	11,568	195,268
Walker & Dunlop, Inc. (I)	1,711	50,286
Washington Federal, Inc.	5,673	184,089
Waterstone Financial, Inc.	6,184	110,694
Western New England Bancorp, Inc.	4,251	35,708
WSFS Financial Corp.	5,364	228,775
Health care 8.4%		44,992,247
Biotechnology 1.5%
Acorda Therapeutics, Inc. (I)	2,308	48,006
Amicus Therapeutics, Inc. (I)	155,505	929,920
Aptevo Therapeutics, Inc. (I)	4,626	8,789
DBV Technologies SA, ADR (I)	40,697	1,486,254
Emergent BioSolutions, Inc. (I)	5,521	147,742

14SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Health care (continued)
Biotechnology (continued)
Heron Therapeutics, Inc. (I)(L)	10,714	$164,460
Inotek Pharmaceuticals Corp. (I)	119,207	762,925
Neurocrine Biosciences, Inc. (I)	54,509	2,531,943
Ophthotech Corp. (I)	4,710	144,362
PDL BioPharma, Inc.	37,861	82,916
Retrophin, Inc. (I)	77,126	1,578,769
Spectrum Pharmaceuticals, Inc. (I)	3,505	13,705
United Therapeutics Corp. (I)	118	14,822
Venaxis, Inc. (I)	894	2,727
Health care equipment and supplies 2.6%
ABIOMED, Inc. (I)	9,776	1,097,258
Analogic Corp.	16,796	1,547,751
AngioDynamics, Inc. (I)	10,225	166,668
CONMED Corp.	5,155	224,655
CryoLife, Inc.	3,875	76,144
Cynosure, Inc., Class A (I)	1,388	62,946
Electromed, Inc. (I)	2,000	7,740
Endologix, Inc. (I)	64,736	475,810
Exactech, Inc. (I)	3,367	84,512
Globus Medical, Inc., Class A (I)	56,565	1,224,067
Haemonetics Corp. (I)	7,101	281,413
Halyard Health, Inc. (I)	9,875	366,856
Hill-Rom Holdings, Inc.	24,391	1,301,016
ICU Medical, Inc. (I)	10,871	1,633,368
Integer Holdings Corp. (I)	4,338	122,549
Invacare Corp.	2,740	31,510
Kewaunee Scientific Corp.	80	1,960
Merit Medical Systems, Inc. (I)	10,231	240,940
Nevro Corp. (I)(L)	11,950	908,559
Nuvectra Corp. (I)	1,446	8,300
OraSure Technologies, Inc. (I)	12,593	106,159
RTI Surgical, Inc. (I)	14,197	41,171
SeaSpine Holdings Corp. (I)	629	4,403
West Pharmaceutical Services, Inc.	17,273	1,401,704
Wright Medical Group NV (I)	113,547	2,616,123
Health care providers and services 1.6%
Acadia Healthcare Company, Inc. (I)	44,790	1,702,468
Aceto Corp.	3,863	78,921
Addus HomeCare Corp. (I)	1,820	63,154
Air Methods Corp. (I)	8,012	261,992
Almost Family, Inc. (I)	2,387	95,957
Amsurg Corp. (I)	12,622	859,811
Brookdale Senior Living, Inc. (I)	36,757	427,484
Community Health Systems, Inc. (I)	8,560	46,566
Cross Country Healthcare, Inc. (I)	2,598	37,255
Digirad Corp.	3,687	17,145
Five Star Quality Care, Inc. (I)	2,406	5,534
Hanger, Inc. (I)	2,169	20,606
HealthEquity, Inc. (I)	4	178
Healthways, Inc. (I)	8,397	194,810
InfuSystems Holdings, Inc. (I)	5,153	9,018
Kindred Healthcare, Inc.	5,746	38,211

SEE NOTES TO FUND'S INVESTMENTS15

New Opportunities Fund

	Shares	Value
Health care (continued)
Health care providers and services (continued)
LHC Group, Inc. (I)	4,190	$176,231
LifePoint Health, Inc. (I)	7,421	407,784
Magellan Health, Inc. (I)	2,433	177,122
Medcath Corp. (I)	4,104	2,052
MEDNAX, Inc. (I)	1,621	106,127
Molina Healthcare, Inc. (I)	11,590	612,647
National HealthCare Corp.	3,473	238,248
Owens & Minor, Inc.	12,316	417,636
PharMerica Corp. (I)	3,986	95,863
Quorum Health Corp. (I)	2,140	12,241
Select Medical Holdings Corp.	29,108	353,662
Team Health Holdings, Inc. (I)	24,973	1,062,601
The Ensign Group, Inc.	966	20,885
The Providence Service Corp. (I)	3,470	127,384
Triple-S Management Corp., Class B (I)	3,548	79,049
Universal American Corp. (I)	14,631	146,895
WellCare Health Plans, Inc. (I)	4,391	601,655
Health care technology 0.6%
HealthStream, Inc. (I)	2,430	60,896
HMS Holdings Corp. (I)	61,892	1,133,861
Medidata Solutions, Inc. (I)	34,919	1,928,576
Omnicell, Inc. (I)	5,668	203,198
Life sciences tools and services 0.9%
Bio-Techne Corp.	9,926	1,045,803
Bruker Corp.	34,035	771,914
Cambrex Corp. (I)	21,485	1,076,399
Harvard Bioscience, Inc. (I)	7,918	19,399
INC Research Holdings, Inc., Class A (I)	30,193	1,494,554
Luminex Corp. (I)	10,178	206,919
VWR Corp. (I)	8,647	235,198
Pharmaceuticals 1.2%
Akorn, Inc. (I)	9,100	193,102
Amphastar Pharmaceuticals, Inc. (I)	10,250	207,768
Catalent, Inc. (I)	53,472	1,279,585
Corcept Therapeutics, Inc. (I)	54,359	456,072
Cumberland Pharmaceuticals, Inc. (I)	631	3,496
Egalet Corp. (I)	27,365	184,166
Horizon Pharma PLC (I)	13,872	274,666
Impax Laboratories, Inc. (I)	62,389	901,521
Mallinckrodt PLC (I)	4,196	221,129
Phibro Animal Health Corp., Class A	29,761	816,939
Prestige Brands Holdings, Inc. (I)	3,559	169,302
SciClone Pharmaceuticals, Inc. (I)	7,199	71,630
Sucampo Pharmaceuticals, Inc., Class A (I)	17,476	283,985
Supernus Pharmaceuticals, Inc. (I)	60,513	1,304,055
Industrials 19.5%		105,260,992
Aerospace and defense 1.7%
AAR Corp.	4,513	166,485
Aerovironment, Inc. (I)	5,435	153,811
BWX Technologies, Inc.	27,524	1,077,840
CPI Aerostructures, Inc. (I)	1,951	13,657

16SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Cubic Corp.	5,735	$265,531
Curtiss-Wright Corp.	749	75,289
DigitalGlobe, Inc. (I)	13,061	419,911
Ducommun, Inc. (I)	2,464	70,470
Engility Holdings, Inc. (I)	1,065	38,606
Esterline Technologies Corp. (I)	6,456	567,805
HEICO Corp.	25,672	2,015,252
KLX, Inc. (I)	11,962	466,398
Kratos Defense & Security Solutions, Inc. (I)	10,499	76,853
LMI Aerospace, Inc. (I)	3,084	27,941
Mercury Systems, Inc. (I)	7,959	236,462
Moog, Inc., Class A (I)	3,871	270,312
National Presto Industries, Inc.	110	10,467
Orbital ATK, Inc.	384	32,767
SIFCO Industries, Inc. (I)	400	4,460
Sparton Corp. (I)	1,625	39,618
Spirit AeroSystems Holdings, Inc., Class A (I)	3,173	184,827
Teledyne Technologies, Inc. (I)	2,694	336,400
Triumph Group, Inc.	85,086	2,365,391
Vectrus, Inc. (I)	2,461	56,849
Wesco Aircraft Holdings, Inc. (I)	11,033	162,737
Air freight and logistics 0.9%
Air Transport Services Group, Inc. (I)	14,865	240,813
Atlas Air Worldwide Holdings, Inc. (I)	4,206	207,776
Echo Global Logistics, Inc. (I)	7,613	191,086
Forward Air Corp.	24,660	1,193,051
Hub Group, Inc., Class A (I)	7,136	305,778
Park-Ohio Holdings Corp.	36,175	1,524,776
Radiant Logistics, Inc. (I)	11,599	42,220
XPO Logistics, Inc. (I)	20,992	934,774
Airlines 0.5%
Copa Holdings SA, Class A	3,183	282,873
JetBlue Airways Corp. (I)	60,839	1,222,256
SkyWest, Inc.	8,443	311,125
Spirit Airlines, Inc. (I)	13,436	747,042
Building products 0.9%
Alpha Pro Tech, Ltd. (I)	4,132	14,255
Apogee Enterprises, Inc.	22,737	1,084,555
Armstrong Flooring, Inc. (I)	857	16,052
Continental Building Products, Inc. (I)	237	5,309
Gibraltar Industries, Inc. (I)	5,312	239,040
Griffon Corp.	6,903	164,982
Insteel Industries, Inc.	3,280	129,790
Owens Corning	16,134	828,965
Quanex Building Products Corp.	7,897	153,597
Simpson Manufacturing Company, Inc.	10,069	474,653
Trex Company, Inc. (I)	16,509	1,086,127
Universal Forest Products, Inc.	4,339	431,036
USG Corp. (I)	10,868	311,260
Commercial services and supplies 2.2%
ABM Industries, Inc.	39,247	1,726,868
ACCO Brands Corp. (I)	25,103	312,532

SEE NOTES TO FUND'S INVESTMENTS17

New Opportunities Fund

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Acme United Corp.	300	$6,594
AMREP Corp. (I)	120	857
ARC Document Solutions, Inc. (I)	3,108	13,862
Brady Corp., Class A	5,190	190,733
CECO Environmental Corp.	7,708	109,377
Civeo Corp.	1,944	3,694
Clean Harbors, Inc. (I)	6,225	328,991
Covanta Holding Corp.	23,355	340,983
Ennis, Inc.	4,732	76,422
Essendant, Inc.	8,722	168,945
Fuel Tech, Inc. (I)	2,200	2,640
G&K Services, Inc., Class A	21	2,014
Heritage-Crystal Clean, Inc. (I)	5,154	84,010
Hudson Technologies, Inc. (I)	7,574	57,638
InnerWorkings, Inc. (I)	12,742	117,864
Kimball International, Inc., Class B	1,815	27,225
Matthews International Corp., Class A	5,065	368,479
McGrath RentCorp	5,512	203,503
Mobile Mini, Inc.	35,427	1,087,609
NL Industries, Inc.	5,690	35,563
Pitney Bowes, Inc.	44,954	645,090
Quad/Graphics, Inc.	8,479	238,514
Ritchie Brothers Auctioneers, Inc.	66,318	2,535,337
SP Plus Corp. (I)	5,196	144,189
Steelcase, Inc., Class A	4,397	68,373
Team, Inc. (I)	27,986	959,920
Tetra Tech, Inc.	11,544	494,660
TRC Companies, Inc. (I)	7,125	69,113
Viad Corp.	4,281	187,936
Virco Manufacturing Corp. (I)	700	2,870
VSE Corp.	2,544	98,478
Waste Connections, Inc.	14,968	1,144,154
Construction and engineering 1.9%
AECOM (I)	87,542	3,182,152
Aegion Corp. (I)	3,300	79,827
Argan, Inc.	3,413	206,316
Dycom Industries, Inc. (I)	11,298	827,353
Fluor Corp.	1,318	70,526
Granite Construction, Inc.	8,849	522,003
Great Lakes Dredge & Dock Corp. (I)	12,708	54,009
Jacobs Engineering Group, Inc. (I)	23,104	1,432,679
KBR, Inc.	29,580	494,282
Layne Christensen Company (I)	2,568	27,324
MasTec, Inc. (I)	13,569	514,944
MYR Group, Inc. (I)	3,816	142,947
Northwest Pipe Company (I)	2,178	38,159
NV5 Global, Inc. (I)	367	13,414
Orion Group Holdings, Inc. (I)	6,438	64,187
Primoris Services Corp.	48,552	1,113,297
Quanta Services, Inc. (I)	29,835	1,006,036
Sterling Construction Company, Inc. (I)	4,609	38,209
Tutor Perini Corp. (I)	8,194	213,863

18SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Electrical equipment 0.9%
Allied Motion Technologies, Inc.	304	$6,500
Babcock & Wilcox Enterprises, Inc. (I)	11,744	187,199
Broadwind Energy, Inc. (I)	3,229	13,207
Encore Wire Corp.	4,077	173,273
EnerSys	17,271	1,374,426
Generac Holdings, Inc. (I)	27,727	1,136,252
General Cable Corp.	5,429	101,794
Global Power Equipment Group, Inc. (I)	468	1,741
LSI Industries, Inc.	5,767	56,632
Powell Industries, Inc.	2,666	114,745
Preformed Line Products Company	162	9,062
Regal Beloit Corp.	9,797	714,201
Thermon Group Holdings, Inc. (I)	37,311	717,864
Ultralife Corp. (I)	3,715	18,761
Industrial conglomerates 0.1%
Carlisle Companies, Inc.	1,704	191,138
Raven Industries, Inc.	5,880	147,294
Machinery 4.9%
AGCO Corp.	12,786	713,459
Alamo Group, Inc.	2,038	148,917
Albany International Corp., Class A	35,451	1,655,562
Altra Industrial Motion Corp.	2,363	82,705
American Railcar Industries, Inc.	3,956	177,585
ARC Group Worldwide, Inc. (I)	4,288	23,370
Astec Industries, Inc.	5,500	364,650
Barnes Group, Inc.	11,886	549,133
Briggs & Stratton Corp.	4,656	96,472
Chart Industries, Inc. (I)	7,035	250,094
CIRCOR International, Inc.	3,781	239,602
Colfax Corp. (I)	24,018	903,317
Columbus McKinnon Corp.	4,693	123,520
Commercial Vehicle Group, Inc. (I)	2,040	10,465
DMC Global, Inc.	3,214	52,549
Douglas Dynamics, Inc.	5,207	166,364
ESCO Technologies, Inc.	6,035	337,357
Federal Signal Corp.	94,763	1,497,255
Flowserve Corp.	20,623	978,561
Franklin Electric Company, Inc.	6,512	254,294
FreightCar America, Inc.	2,894	42,484
Gencor Industries, Inc. (I)	2,851	40,057
Graco, Inc.	17,147	1,392,851
Hardinge, Inc.	2,984	32,914
Hurco Companies, Inc.	1,523	49,650
Hyster-Yale Materials Handling, Inc.	26,175	1,689,858
ITT, Inc.	15,206	613,866
Joy Global, Inc.	3,576	100,235
Key Technology, Inc. (I)	105	1,284
LB Foster Company, Class A	2,444	29,939
Lydall, Inc. (I)	1,533	91,520
Manitowoc Foodservice, Inc. (I)	5,011	88,895
MFRI, Inc. (I)	780	6,435
Miller Industries, Inc.	1,559	39,755

SEE NOTES TO FUND'S INVESTMENTS19

New Opportunities Fund

	Shares	Value
Industrials (continued)
Machinery (continued)
Mueller Industries, Inc.	13,100	$497,669
NN, Inc.	119,972	2,033,525
Oshkosh Corp.	306	21,420
SPX Corp.	59,025	1,441,981
SPX FLOW, Inc. (I)	8,635	270,621
Supreme Industries, Inc., Class A	3,466	49,148
Terex Corp.	127,250	3,883,670
The Eastern Company	366	7,814
The Manitowoc Company, Inc.	5,711	34,038
Titan International, Inc.	126,668	1,464,282
TriMas Corp. (I)	10,899	233,784
Trinity Industries, Inc.	33,489	930,659
Twin Disc, Inc.	2,590	37,581
Wabash National Corp. (I)	13,255	182,786
Watts Water Technologies, Inc., Class A	16,131	1,101,747
Woodward, Inc.	21,216	1,436,960
Marine 0.4%
Kirby Corp. (I)	34,337	2,178,683
Matson, Inc.	6,855	257,817
Professional services 1.6%
CBIZ, Inc. (I)	9,216	114,278
CDI Corp.	4,616	33,235
CEB, Inc.	20,308	1,197,157
CRA International, Inc.	2,047	67,264
Exponent, Inc.	21,035	1,275,773
Franklin Covey Company (I)	3,255	67,704
FTI Consulting, Inc. (I)	7,475	319,183
GP Strategies Corp. (I)	813	21,341
Heidrick & Struggles International, Inc.	1,533	32,500
Hill International, Inc. (I)	4,471	17,884
Huron Consulting Group, Inc. (I)	5,009	264,225
ICF International, Inc. (I)	4,397	243,374
Kelly Services, Inc., Class A	5,734	115,483
Korn/Ferry International	13,401	340,117
ManpowerGroup, Inc.	13,255	1,132,110
Mistras Group, Inc. (I)	1,381	32,647
Navigant Consulting, Inc. (I)	10,842	267,797
On Assignment, Inc. (I)	10,499	433,504
RCM Technologies, Inc. (I)	100	646
Resources Connection, Inc.	8,503	136,898
RPX Corp. (I)	3,220	33,649
TrueBlue, Inc. (I)	2,038	42,696
Volt Information Sciences, Inc. (I)	619	3,745
WageWorks, Inc. (I)	35,370	2,612,075
Road and rail 1.4%
AMERCO	1,591	543,263
ArcBest Corp.	2,704	82,337
Avis Budget Group, Inc. (I)	10,293	394,119
Celadon Group, Inc.	45,726	368,094
Covenant Transportation Group, Inc., Class A (I)	1,862	38,599
Genesee & Wyoming, Inc., Class A (I)	8,484	648,178
Knight Transportation, Inc.	35,597	1,245,895

20SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Road and rail (continued)
Marten Transport, Ltd.	3,341	$81,353
Old Dominion Freight Line, Inc. (I)	19,360	1,690,128
P.A.M. Transportation Services, Inc. (I)	629	15,593
Patriot Transportation Holding, Inc. (I)	22	514
Roadrunner Transportation Systems, Inc. (I)	9,156	91,835
Ryder System, Inc.	10,657	834,443
Saia, Inc. (I)	6,075	253,631
Universal Logistics Holdings, Inc.	65,569	931,080
USA Truck, Inc. (I)	1,015	9,145
Werner Enterprises, Inc.	16,797	454,359
Trading companies and distributors 2.1%
Air Lease Corp.	19,935	714,869
Applied Industrial Technologies, Inc.	3,719	222,582
Beacon Roofing Supply, Inc. (I)	394	18,278
BMC Stock Holdings, Inc. (I)	3,582	67,521
CAI International, Inc. (I)	4,598	40,600
GATX Corp. (L)	8,253	450,944
Houston Wire & Cable Company	3,838	23,412
Huttig Building Products, Inc. (I)	5,749	35,184
Kaman Corp.	5,529	269,373
Lawson Products, Inc. (I)	1,231	29,175
MRC Global, Inc. (I)	92,310	1,858,200
NOW, Inc. (I)	16,200	348,948
Rush Enterprises, Inc., Class A (I)	2,066	62,497
Rush Enterprises, Inc., Class B (I)	7,059	195,040
SiteOne Landscape Supply, Inc. (I)	35,843	1,200,741
Titan Machinery, Inc. (I)(L)	216,383	3,027,198
Triton International, Ltd.	2,869	55,343
United Rentals, Inc. (I)	9,384	948,816
Veritiv Corp. (I)	3,711	173,860
WESCO International, Inc. (I)	26,622	1,807,634
Willis Lease Finance Corp. (I)	281	7,528
Transportation infrastructure 0.0%
Macquarie Infrastructure Corp.	2,029	166,256
Information technology 16.1%		86,754,839
Communications equipment 0.6%
ADTRAN, Inc.	12,422	252,788
ARRIS International PLC (I)	4,828	138,515
Bel Fuse, Inc., Class B	2,040	59,772
Black Box Corp.	3,590	55,107
Brocade Communications Systems, Inc.	49,377	609,312
Calix, Inc. (I)	11,252	84,953
Communications Systems, Inc.	1,201	6,005
Comtech Telecommunications Corp.	1,744	20,056
Digi International, Inc. (I)	6,849	91,777
EchoStar Corp., Class A (I)	9,827	501,177
Finisar Corp. (I)	25,027	831,647
Harmonic, Inc. (I)	1,834	8,528
Ixia (I)	3,461	47,589
KVH Industries, Inc. (I)	4,329	47,186
NETGEAR, Inc. (I)	7,162	384,599

SEE NOTES TO FUND'S INVESTMENTS21

New Opportunities Fund

	Shares	Value
Information technology (continued)
Communications equipment (continued)
NetScout Systems, Inc. (I)	85	$2,652
Oclaro, Inc. (I)	4,713	42,134
Optical Cable Corp.	100	315
RELM Wireless Corp.	877	4,473
ShoreTel, Inc. (I)	4,633	32,431
Sonus Networks, Inc. (I)	1,253	7,556
TESSCO Technologies, Inc.	1,368	16,758
Viavi Solutions, Inc. (I)	28,448	223,317
Westell Technologies, Inc., Class A (I)	7,150	3,860
Electronic equipment, instruments and components 4.5%
ADDvantage Technologies Group, Inc. (I)	471	815
Agilysys, Inc. (I)	5,560	56,768
Anixter International, Inc. (I)	5,087	397,549
Arrow Electronics, Inc. (I)	18,543	1,265,931
Avnet, Inc.	25,742	1,181,300
AVX Corp.	29,162	442,971
Belden, Inc.	14,179	1,047,828
Benchmark Electronics, Inc. (I)	4,167	118,134
Cognex Corp.	23,757	1,418,530
Coherent, Inc. (I)	10,771	1,405,616
CTS Corp.	3,537	78,168
Daktronics, Inc.	10,214	105,102
DTS, Inc.	598	25,391
Electro Scientific Industries, Inc. (I)	7,267	37,788
ePlus, Inc. (I)	1,390	154,568
Fabrinet (I)	7,352	314,666
FARO Technologies, Inc. (I)	3,814	138,830
Flex, Ltd. (I)	19,697	280,485
FLIR Systems, Inc.	28,620	1,027,744
II-VI, Inc. (I)	12,673	382,725
Ingram Micro, Inc., Class A	11,421	427,602
Insight Enterprises, Inc. (I)	3,585	125,547
IntriCon Corp. (I)	80	508
IPG Photonics Corp. (I)	38,400	3,683,328
Itron, Inc. (I)	4,406	282,865
Jabil Circuit, Inc.	36,327	768,316
Kemet Corp. (I)	10,620	60,322
Key Tronic Corp. (I)	1,300	10,036
Kimball Electronics, Inc. (I)	6,731	117,456
Knowles Corp. (I)	3,095	49,613
Methode Electronics, Inc.	1,894	69,983
Napco Security Technologies, Inc. (I)	2,368	20,246
Novanta, Inc. (I)	8,026	162,527
OSI Systems, Inc. (I)	1,322	100,075
PAR Technology Corp. (I)	3,623	19,238
Park Electrochemical Corp.	4,708	85,356
PC Connection, Inc. (I)	4,089	109,749
PCM, Inc. (I)	2,932	59,080
Plexus Corp. (I)	7,200	367,920
Radisys Corp. (I)	3,312	13,844
Richardson Electronics, Ltd.	1,362	8,226
Rogers Corp. (I)	3,677	273,275

22SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Sanmina Corp. (I)	14,021	$460,590
ScanSource, Inc. (I)	6,103	230,999
SYNNEX Corp.	6,209	725,894
Systemax, Inc.	4,305	37,195
Tech Data Corp. (I)	18,929	1,606,504
TTM Technologies, Inc. (I)	23,232	315,258
VeriFone Systems, Inc. (I)	45,119	762,060
Vishay Intertechnology, Inc.	67,585	1,023,913
Vishay Precision Group, Inc. (I)	1,509	27,539
Zebra Technologies Corp., Class A (I)	29,983	2,370,156
Internet software and services 1.2%
Actua Corp. (I)	5,979	81,015
Bankrate, Inc. (I)	9,965	102,141
Bazaarvoice, Inc. (I)	2,577	13,658
Blucora, Inc. (I)	11,765	166,475
CommerceHub, Inc., Series A (I)	460	6,955
CommerceHub, Inc., Series C (I)	921	13,585
DHI Group, Inc. (I)	9,726	59,329
Everyday Health, Inc. (I)	620	6,479
Internap Corp. (I)	8,144	8,796
Intralinks Holdings, Inc. (I)	69,952	784,861
Leaf Group, Ltd. (I)	4,595	30,327
Limelight Networks, Inc. (I)	1,035	2,194
Liquidity Services, Inc. (I)	4,227	38,888
LivePerson, Inc. (I)	13,303	106,424
LogMeIn, Inc.	26,605	2,683,114
Marchex, Inc., Class B	8,477	22,210
MeetMe, Inc. (I)	10,694	51,545
Mimecast, Ltd. (I)	36,090	738,401
Numerex Corp., Class A (I)	1,378	11,038
RealNetworks, Inc. (I)	8,510	39,827
Reis, Inc.	300	6,555
RetailMeNot, Inc. (I)	11,074	101,881
Rightside Group, Ltd. (I)	1,331	10,448
TechTarget, Inc. (I)	7,201	60,560
Xactly Corp. (I)	76,656	1,080,850
XO Group, Inc. (I)	2,334	43,132
YuMe, Inc. (I)	7,938	27,069
IT services 2.2%
Acxiom Corp. (I)	12,515	332,023
CACI International, Inc., Class A (I)	2,915	377,201
Cardtronics PLC, Class A (I)	25,522	1,262,573
Ciber, Inc. (I)	3,012	2,500
Computer Sciences Corp.	1,306	79,183
Convergys Corp.	15,096	390,534
Datalink Corp. (I)	2,397	26,846
EPAM Systems, Inc. (I)	26,342	1,735,938
Euronet Worldwide, Inc. (I)	12,041	863,581
Everi Holdings, Inc. (I)	1,470	3,175
ExlService Holdings, Inc. (I)	20,175	959,523
Forrester Research, Inc.	40,162	1,642,626
Genpact, Ltd. (I)	30,903	739,509

SEE NOTES TO FUND'S INVESTMENTS23

New Opportunities Fund

	Shares	Value
Information technology (continued)
IT services (continued)
Jack Henry & Associates, Inc.	13,943	$1,205,233
Leidos Holdings, Inc.	1,133	58,010
Luxoft Holding, Inc. (I)	13,423	736,252
ManTech International Corp., Class A	5,315	228,598
MAXIMUS, Inc.	17,546	970,118
ModusLink Global Solutions, Inc. (I)	5,824	8,095
NCI, Inc., Class A	2,058	26,960
Perficient, Inc. (I)	8,312	149,616
PRGX Global, Inc. (I)	5,022	27,370
StarTek, Inc. (I)	2,139	18,417
Sykes Enterprises, Inc. (I)	9,924	279,658
Virtusa Corp. (I)	987	21,931
Semiconductors and semiconductor equipment 4.2%
Advanced Energy Industries, Inc. (I)	636	35,114
Alpha & Omega Semiconductor, Ltd. (I)	1,499	32,603
Amkor Technology, Inc. (I)	53,398	631,164
Axcelis Technologies, Inc. (I)	7,709	105,228
AXT, Inc. (I)	5,800	27,840
Brooks Automation, Inc.	8,479	138,208
Cabot Microelectronics Corp.	21,138	1,259,402
Cirrus Logic, Inc. (I)	15,151	833,305
Cohu, Inc.	3,324	41,384
Cree, Inc. (I)	20,566	520,731
Cypress Semiconductor Corp.	32,739	368,314
Diodes, Inc. (I)	10,437	254,141
DSP Group, Inc. (I)	3,161	36,984
Entegris, Inc. (I)	104,535	1,876,403
Exar Corp. (I)	11,212	112,008
First Solar, Inc. (I)(L)	16,491	500,007
FormFactor, Inc. (I)	13,672	153,126
GigPeak, Inc. (I)	10,846	29,176
GSI Technology, Inc. (I)	5,171	28,182
Intersil Corp., Class A	32,193	713,075
IXYS Corp.	7,337	85,843
Kulicke & Soffa Industries, Inc. (I)	99,340	1,532,816
Lattice Semiconductor Corp. (I)	672	4,711
MACOM Technology Solutions Holdings, Inc. (I)	58,734	2,926,128
Marvell Technology Group, Ltd.	30,281	434,230
Microsemi Corp. (I)	34,360	1,881,210
MKS Instruments, Inc.	10,397	598,347
Nanometrics, Inc. (I)	1,440	34,430
NeoPhotonics Corp. (I)	3,868	49,975
ON Semiconductor Corp. (I)	56,773	668,786
PDF Solutions, Inc. (I)	7,462	175,730
Photronics, Inc. (I)	13,551	135,510
Power Integrations, Inc.	44,929	3,023,722
Qorvo, Inc. (I)	3,567	190,513
Rambus, Inc. (I)	1,317	17,319
Rudolph Technologies, Inc. (I)	7,289	142,864
Sigma Designs, Inc. (I)	8,561	64,208
Silicon Laboratories, Inc. (I)	2,010	133,364
SolarEdge Technologies, Inc. (I)	83,516	1,102,411

24SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Tessera Technologies, Inc.	26,243	$1,039,223
Ultra Clean Holdings, Inc. (I)	7,139	71,676
Ultratech, Inc. (I)	5,816	133,303
Veeco Instruments, Inc. (I)	9,440	251,576
Xcerra Corp. (I)	12,676	80,366
Software 2.8%
Aware, Inc. (I)	2,100	12,180
Blackbaud, Inc.	40,873	2,566,007
Bottomline Technologies (de), Inc. (I)	34,140	855,548
Callidus Software, Inc. (I)	63,628	998,960
CyberArk Software, Ltd. (I)	19,706	1,005,203
Datawatch Corp. (I)	2,259	13,554
HubSpot, Inc. (I)	29,971	1,681,373
Mentor Graphics Corp.	5,778	211,186
MicroStrategy, Inc., Class A (I)	5,845	1,134,105
Progress Software Corp.	9,131	270,004
Seachange International, Inc. (I)	4,794	12,512
SS&C Technologies Holdings, Inc.	30,206	906,482
Synchronoss Technologies, Inc. (I)	3,438	166,674
Take-Two Interactive Software, Inc. (I)	31,824	1,566,696
Telenav, Inc. (I)	9,518	57,108
The Rubicon Project, Inc. (I)	1,490	11,250
TiVo Corp. (I)	19,395	392,749
Tyler Technologies, Inc. (I)	13,441	2,001,365
Verint Systems, Inc. (I)	18,813	706,428
Zynga, Inc., Class A (I)	102,787	293,971
Technology hardware, storage and peripherals 0.6%
Concurrent Computer Corp.	526	2,951
Cray, Inc. (I)	24,690	476,517
Electronics For Imaging, Inc. (I)	10,653	463,619
Intevac, Inc. (I)	3,303	20,974
NCR Corp. (I)	51,600	1,999,500
Super Micro Computer, Inc. (I)	10,289	281,404
Materials 5.3%		28,421,973
Chemicals 2.5%
A. Schulman, Inc.	2,806	93,440
Albemarle Corp.	1,111	97,524
American Vanguard Corp.	6,557	119,337
Balchem Corp.	27,831	2,222,584
Cabot Corp.	400	20,372
Calgon Carbon Corp.	11,637	205,975
CF Industries Holdings, Inc.	3,057	88,470
Chase Corp.	1,249	100,669
Chemtura Corp. (I)	15,107	497,776
Flotek Industries, Inc. (I)	54,864	738,469
FutureFuel Corp.	9,798	134,527
Hawkins, Inc.	2,504	121,569
HB Fuller Company	9,169	430,851
Huntsman Corp.	32,416	631,464
Innophos Holdings, Inc.	32,526	1,773,318
Innospec, Inc.	5,438	357,277

SEE NOTES TO FUND'S INVESTMENTS25

New Opportunities Fund

	Shares	Value
Materials (continued)
Chemicals (continued)
Intrepid Potash, Inc. (I)	384	$526
KMG Chemicals, Inc.	2,699	91,172
Kraton Corp. (I)	7,347	226,508
Kronos Worldwide, Inc.	198	2,471
LSB Industries, Inc. (I)(L)	5,634	43,382
Minerals Technologies, Inc.	20,889	1,692,009
Olin Corp.	4,865	126,490
OMNOVA Solutions, Inc. (I)	3,598	34,541
Platform Specialty Products Corp. (I)	53,515	500,365
PolyOne Corp.	29,216	963,252
Sensient Technologies Corp.	18,189	1,420,379
Stepan Company	4,985	404,632
Trecora Resources (I)	5,669	68,311
Tredegar Corp.	3,234	72,118
Tronox, Ltd., Class A	4,271	48,433
Westlake Chemical Corp.	6,383	377,682
Construction materials 0.2%
Eagle Materials, Inc.	13,194	1,282,457
United States Lime & Minerals, Inc.	169	12,261
Containers and packaging 0.4%
Graphic Packaging Holding Company	119,089	1,496,949
Greif, Inc., Class A	6,030	309,761
Myers Industries, Inc.	1,165	16,485
Sonoco Products Company	1,783	96,514
Metals and mining 1.7%
A. M. Castle & Company (I)	3,851	1,155
Allegheny Technologies, Inc. (L)	2,637	46,253
Ampco-Pittsburgh Corp.	2,828	43,975
Carpenter Technology Corp.	10,227	365,820
Century Aluminum Company (I)	4,950	45,639
Coeur Mining, Inc. (I)	10,706	103,313
Commercial Metals Company	4,534	99,793
Ferroglobe PLC	11,930	136,121
Friedman Industries, Inc.	1,405	7,951
Haynes International, Inc.	37,101	1,616,491
Hecla Mining Company	70,669	429,668
Kaiser Aluminum Corp.	367	30,237
Materion Corp.	4,726	181,242
Olympic Steel, Inc.	2,536	62,005
Real Industry, Inc. (I)	6,408	37,487
Reliance Steel & Aluminum Company	33,167	2,689,844
Royal Gold, Inc.	965	67,203
Schnitzer Steel Industries, Inc., Class A	6,195	172,841
Steel Dynamics, Inc.	4,722	167,537
Stillwater Mining Company (I)	26,711	401,466
SunCoke Energy, Inc. (I)	14,332	163,671
Synalloy Corp. (I)	380	3,857
TimkenSteel Corp. (I)	10,254	162,013
United States Steel Corp.	6,738	217,907
Universal Stainless & Alloy Products, Inc. (I)	1,778	21,869
Worthington Industries, Inc.	30,093	1,693,634

26SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Materials (continued)
Paper and forest products 0.5%
Boise Cascade Company (I)	1,639	$37,369
Clearwater Paper Corp. (I)	4,069	253,092
Domtar Corp.	14,439	567,020
KapStone Paper and Packaging Corp.	56,418	1,152,620
Mercer International, Inc.	15,000	142,500
PH Glatfelter Company	4,215	96,819
Resolute Forest Products, Inc. (I)	4,705	21,878
Schweitzer-Mauduit International, Inc.	6,217	261,363
Real estate 1.7%		9,184,503
Equity real estate investment trusts 1.2%
CubeSmart	41,752	1,029,187
Healthcare Trust of America, Inc., Class A	32,094	907,618
Hersha Hospitality Trust	90,200	1,819,334
STAG Industrial, Inc.	59,528	1,405,456
Sun Communities, Inc.	21,339	1,540,036
Real estate management and development 0.5%
Alexander & Baldwin, Inc.	10,877	479,349
AV Homes, Inc. (I)	5,178	82,071
Forestar Group, Inc. (I)	7,926	106,208
FRP Holdings, Inc. (I)	67	2,543
Kennedy-Wilson Holdings, Inc.	42,276	902,593
RE/MAX Holdings, Inc., Class A	4,025	197,225
Realogy Holdings Corp.	14,634	353,411
Tejon Ranch Company (I)	4,838	126,949
The St. Joe Company (I)	11,179	232,523
Telecommunication services 0.7%		3,661,757
Diversified telecommunication services 0.5%
ATN International, Inc.	3,724	269,282
Frontier Communications Corp.	244,221	891,407
Hawaiian Telcom Holdco, Inc. (I)	53	1,211
IDT Corp., Class B	1,655	35,036
Iridium Communications, Inc. (I)(L)	133,777	1,177,238
Lumos Networks Corp. (I)	5,368	78,051
ORBCOMM, Inc. (I)	16,326	137,302
Windstream Holdings, Inc. (L)	2,254	16,702
Wireless telecommunication services 0.2%
Boingo Wireless, Inc. (I)	1,938	23,644
Leap Wireless International, Inc. (I)	3,505	11,041
Shenandoah Telecommunications Company	3,376	94,697
Spok Holdings, Inc.	4,787	87,123
Telephone & Data Systems, Inc.	23,680	637,702
United States Cellular Corp. (I)	5,350	201,321
Utilities 0.7%		3,615,182
Gas utilities 0.3%
UGI Corp.	30,439	1,363,667
Independent power and renewable electricity producers 0.4%
Calpine Corp. (I)	155,197	1,730,447
Dynegy, Inc. (I)	26,923	232,884
Ormat Technologies, Inc.	5,739	274,496

SEE NOTES TO FUND'S INVESTMENTS27

New Opportunities Fund

			Shares	Value
Utilities (continued)
Water utilities 0.0%
Consolidated Water Company, Ltd.			1,250	$13,688
	Yield (%)		Shares	Value
Securities lending collateral 1.6%				$8,393,603
(Cost $8,391,994)
John Hancock Collateral Trust (W)	0.6739(Y	)	838,706	8,393,603
Short-term investments 1.4%				$7,634,335
(Cost $7,634,335)
Money market funds 1.4%				7,634,335
State Street Institutional Treasury Money Market Fund, Premier Class	0.2549(Y	)	7,634,335	7,634,335
Total investments (Cost $453,745,932)† 100.8%				$542,885,115
Other assets and liabilities, net (0.8%)				($4,146,136)
Total net assets 100.0%				$538,738,979

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $8,522,002.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $455,202,315. Net unrealized appreciation aggregated to $87,682,800, of which $107,050,914 related to appreciated investment securities and $19,368,114 related to depreciated investment securities.

28SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$75,026,557	$75,026,557	—	—
Consumer staples	12,062,397	12,062,397	—	—
Energy	39,787,467	39,787,467	—	—
Financials	118,089,263	118,089,262	—	$1
Health care	44,992,247	44,990,195	—	2,052
Industrials	105,260,992	105,260,992	—	—
Information technology	86,754,839	86,754,839	—	—
Materials	28,421,973	28,421,973	—	—
Real estate	9,184,503	9,184,503	—	—
Telecommunication services	3,661,757	3,650,716	—	11,041
Utilities	3,615,182	3,615,182	—	—
Securities lending collateral	8,393,603	8,393,603	—	—
Short-term investments	7,634,335	7,634,335	—	—
Total investments in securities	$542,885,115	$542,872,021	—	$13,094

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       29

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	452Q1	11/16
This report is for the information of the shareholders of John Hancock New Opportunities Fund.		1/17

John Hancock

Redwood Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsRedwood Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 74.7%		$331,825,319
(Cost $301,095,999)
Consumer discretionary 13.6%		60,195,689
Auto components 1.7%
The Goodyear Tire & Rubber Company	249,000	7,641,810
Hotels, restaurants and leisure 1.7%
Royal Caribbean Cruises, Ltd.	93,000	7,530,210
Leisure products 0.8%
Brunswick Corp.	70,000	3,508,400
Media 1.6%
Comcast Corp., Class A	96,500	6,707,715
Time Warner, Inc.	1,300	119,366
Specialty retail 3.4%
Best Buy Company, Inc.	62,800	2,869,960
Foot Locker, Inc.	57,500	4,121,025
Lowe's Companies, Inc.	115,300	8,134,415
Textiles, apparel and luxury goods 4.4%
Coach, Inc.	166,000	6,040,740
Kate Spade & Company (I)	153,900	2,285,415
Michael Kors Holdings, Ltd. (I)	241,700	11,236,633
Consumer staples 5.4%		24,035,581
Food and staples retailing 2.7%
CVS Health Corp.	25,500	1,960,695
Rite Aid Corp. (I)	287,000	2,284,520
Walgreens Boots Alliance, Inc.	92,700	7,854,471
Food products 1.4%
Mead Johnson Nutrition Company	85,500	6,163,695
Household products 1.3%
The Procter & Gamble Company	70,000	5,772,200
Energy 8.6%		37,991,054
Energy equipment and services 1.2%
Baker Hughes, Inc.	81,000	5,210,730
Oil, gas and consumable fuels 7.4%
Anadarko Petroleum Corp.	139,600	9,653,340
ConocoPhillips	50,400	2,445,408
Diamondback Energy, Inc. (I)	146,800	15,832,380
EOG Resources, Inc.	47,300	4,849,196
Financials 19.0%		84,412,699
Banks 13.5%
Bank of America Corp.	508,800	10,745,856
Citigroup, Inc.	561,800	31,679,902
Fifth Third Bancorp	200,600	5,219,612
JPMorgan Chase & Co.	156,200	12,522,554
Capital markets 2.4%
TD Ameritrade Holding Corp.	118,500	4,859,685
The Goldman Sachs Group, Inc.	26,200	5,745,398
Consumer finance 3.1%
Capital One Financial Corp.	162,300	13,639,692

2SEE NOTES TO FUND'S INVESTMENTS

Redwood Fund

			Shares	Value
Health care 11.9%				$52,972,176
Biotechnology 4.2%
	Celgene Corp. (I)		80,000	9,480,800
	Gilead Sciences, Inc.		126,500	9,323,050
Health care providers and services 5.3%
	Express Scripts Holding Company (I)		35,300	2,678,564
	HCA Holdings, Inc. (I)		154,200	10,931,238
	Humana, Inc.		23,000	4,890,720
	McKesson Corp.		34,000	4,889,540
Health care technology 0.4%
	Cerner Corp. (I)		40,800	2,031,024
Pharmaceuticals 2.0%
	Allergan PLC (I)		21,200	4,119,160
	Bristol-Myers Squibb Company		82,000	4,628,080
Industrials 1.8%				8,161,692
Airlines 1.8%
	Delta Air Lines, Inc.		169,400	8,161,692
Information technology 13.4%				59,425,828
Communications equipment 3.0%
	Cisco Systems, Inc.		260,000	7,753,200
	CommScope Holding Company, Inc. (I)		149,100	5,364,618
Internet software and services 1.2%
	Alphabet, Inc., Class A (I)		7,000	5,431,160
IT services 0.5%
	Visa, Inc., A Shares		28,700	2,219,084
Semiconductors and semiconductor equipment 1.6%
	QUALCOMM, Inc.		101,900	6,942,447
Software 3.1%
	Microsoft Corp.		129,100	7,779,566
	Oracle Corp.		148,700	5,976,253
Technology hardware, storage and peripherals 4.0%
	Apple, Inc.		162,500	17,959,500
Materials 1.0%				4,630,600
Chemicals 1.0%
	Olin Corp.		178,100	4,630,600
	Yield (%)		Shares	Value
Short-term investments 39.8%				$176,863,932
(Cost $176,863,932)
Money market funds 39.8%				176,863,932
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2810(Y	)	176,863,932	176,863,932
Total investments (Cost $477,959,931)† 114.5%				$508,689,251
Other assets and liabilities, net (14.5%)				($64,313,793)
Total net assets 100.0%				$444,375,458

SEE NOTES TO FUND'S INVESTMENTS3

Redwood Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $484,761,985. Net unrealized appreciation aggregated to $23,927,266, of which $35,545,876 related to appreciated investment securities and $11,618,610 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2016, the fund wrote option contracts to gain exposure to certain securities markets, as a substitute for securities purchased, provide downside protection for the fund and generate premium income. The following tables summarize the fund's written options activities during the period ended November 30, 2016 and the contracts held at November 30, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	90,667	$63,571,118
Options written	57,293	31,150,455
Option closed	(35,444)	(19,467,702)
Options exercised	(31,027)	(17,919,553)
Options expired	(3,422)	(732,900)
Outstanding, end of period	78,067	$56,601,418

       5

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Allergan PLC	$180.00	Jun 2017	212	$561,355	($530,000)
Alphabet, Inc.	685.00	Dec 2016	34	288,890	(312,460)
Alphabet, Inc.	610.00	Jan 2017	36	352,683	(602,640)
Anadarko Petroleum Corp.	45.00	May 2017	757	1,398,118	(1,852,758)
Anadarko Petroleum Corp.	45.00	Feb 2017	639	791,997	(1,522,418)
Apple, Inc.	105.00	Jun 2017	800	1,345,538	(844,000)
Apple, Inc.	90.00	Jan 2017	344	577,207	(718,100)
Apple, Inc.	95.00	Jan 2017	475	504,421	(758,813)
Baker Hughes, Inc.	37.00	Apr 2017	810	1,086,153	(2,197,125)
Bank of America Corp.	14.00	Dec 2016	22	5,103	(15,620)
Bank of America Corp.	14.00	Jun 2017	1,622	505,987	(1,167,840)
Bank of America Corp.	15.00	Jun 2017	2,011	478,526	(1,276,985)
Bank of America Corp.	16.00	Apr 2017	1,202	356,937	(643,070)
Bank of America Corp.	13.00	Feb 2017	260	47,828	(209,300)
Best Buy Company, Inc.	29.00	Mar 2017	628	626,077	(1,053,470)
Bristol-Myers Squibb Co.	50.00	Jan 2017	820	1,006,088	(547,350)
Brunswick Corp.	41.00	Mar 2017	700	629,258	(696,500)
Capital One Financial Corp.	65.00	Mar 2017	878	936,770	(1,727,465)
Capital One Financial Corp.	62.50	Dec 2016	50	53,297	(109,000)
Capital One Financial Corp.	60.00	Mar 2017	695	691,482	(1,706,225)
Celgene Corp.	90.00	Jan 2017	800	1,085,544	(2,310,000)
Cerner Corp.	60.00	Jan 2017	408	365,951	(2,040)
Cisco Systems, Inc.	27.00	Apr 2017	1,866	716,060	(597,120)
Cisco Systems, Inc.	28.00	Jul 2017	710	299,585	(198,090)
Cisco Systems, Inc.	25.00	Jan 2017	24	9,407	(11,760)
Citigroup, Inc.	45.00	Jan 2017	4,086	1,740,431	(4,749,975)
Citigroup, Inc.	47.50	Jun 2017	1,540	1,399,767	(1,590,050)
Coach, Inc.	33.00	Jan 2017	1,660	1,062,310	(664,000)
Comcast Corp.	57.50	Apr 2017	544	368,258	(689,520)
Comcast Corp.	52.50	Jan 2017	421	380,138	(728,330)
CommScope Holding Company, Inc.	25.00	Feb 2017	791	444,500	(905,695)
CommScope Holding Company, Inc.	28.00	May 2017	700	417,862	(602,000)
ConocoPhillips	37.00	May 2017	504	431,898	(622,440)
CVS Health Corp.	85.00	Feb 2017	255	258,554	(14,535)
Delta Air Lines, Inc.	40.00	Jan 2017	1,694	1,807,390	(1,486,485)
Diamondback Energy, Inc.	72.50	Dec 2016	1,468	3,225,066	(5,182,040)
EOG Resources, Inc.	82.50	Jan 2017	473	616,286	(970,833)
Express Scripts Holding Company	65.00	Jan 2017	353	358,979	(398,890)
Fifth Third Bancorp	15.00	Jan 2017	2,006	589,670	(2,206,600)
Foot Locker, Inc.	60.00	May 2017	575	810,871	(779,125)
Gilead Sciences, Inc.	80.00	Feb 2017	652	353,350	(91,606)
Gilead Sciences, Inc.	70.00	Jan 2017	613	905,632	(285,045)
HCA Holdings, Inc.	67.50	Mar 2017	613	583,538	(419,905)
HCA Holdings, Inc.	57.50	Jan 2017	929	1,502,127	(1,291,310)
Humana, Inc.	120.00	Jan 2017	230	1,075,677	(2,133,250)
JPMorgan Chase & Co.	57.50	Mar 2017	1,038	1,022,365	(2,353,665)
JPMorgan Chase & Co.	50.00	Jan 2017	177	192,388	(536,310)
JPMorgan Chase & Co.	52.50	Jan 2017	347	290,419	(962,058)
Kate Spade & Company	12.00	Jan 2017	1,539	735,564	(507,870)
Lowe's Companies, Inc.	62.50	Dec 2016	322	161,949	(268,065)
Lowe's Companies, Inc.	65.00	Jan 2017	831	1,083,567	(527,685)
McKesson Corp.	165.00	Jan 2017	340	837,048	(12,750)
Mead Johnson Nutrition Company	70.00	Jan 2017	855	275,269	(316,350)

       6

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Michael Kors Holdings, Ltd.	45.00	Feb 2017	636	549,466	(273,480)
Michael Kors Holdings, Ltd.	42.50	Feb 2017	1,781	1,857,470	(1,041,885)
Microsoft Corp.	52.50	Jul 2017	637	466,248	(601,965)
Microsoft Corp.	50.00	Jan 2017	654	484,577	(683,430)
Olin Corp.	19.00	May 2017	1,781	1,032,885	(1,282,320)
Oracle Corp.	37.00	Jan 2017	1,487	584,071	(546,473)
QUALCOMM, Inc.	57.50	Jun 2017	680	796,915	(822,800)
QUALCOMM, Inc.	55.00	Jun 2017	337	415,498	(457,478)
QUALCOMM, Inc.	45.00	Jan 2017	2	1,446	(4,485)
Rite Aid Corp.	7.00	Jan 2017	2,870	461,943	(387,450)
Royal Carribean Cruises, Ltd.	67.50	Jan 2017	607	1,151,429	(808,828)
Royal Carribean Cruises, Ltd.	60.00	Jan 2017	323	609,475	(683,145)
TD Ameritrade Holding Corp.	33.00	May 2017	1,185	671,832	(1,025,025)
The Goldman Sachs Group, Inc.	145.00	Jun 2017	211	509,334	(1,595,160)
The Goldman Sachs Group, Inc.	140.00	Jan 2017	51	122,089	(407,235)
The Goodyear Tire & Rubber Company	27.00	Apr 2017	1,166	764,832	(565,510)
The Goodyear Tire & Rubber Company	24.00	Jan 2017	1,324	704,299	(906,940)
The Procter & Gamble Company	75.00	Apr 2017	700	655,857	(595,000)
Time Warner, Inc.	67.50	Jan 2017	1	1,082	(2,498)
Time Warner, Inc.	60.00	Jan 2017	12	13,583	(38,700)
Visa, Inc.	70.00	Jun 2017	287	305,637	(296,328)
Walgreens Boots Alliance, Inc.	72.50	Jun 2017	626	707,965	(888,920)
Walgreens Boots Alliance, Inc.	70.00	Jan 2017	301	396,396	(458,273)
				$50,915,464	($67,279,864)
Puts
Apple, Inc.	$100.00	Jan 2017	171	$52,489	($8,379)
Apple, Inc.	90.00	Jun 2017	1,990	2,043,605	(323,375)
Celgene Corp.	90.00	Jan 2017	28	7,895	(714)
CME Group, Inc.	80.00	Jan 2017	556	255,176	(11,120)
Coach, Inc.	31.00	May 2017	646	101,393	(72,675)
Delta Air Lines, Inc.	40.00	Jan 2017	2,964	909,807	(85,956)
EOG Resources, Inc.	65.00	Jan 2017	450	400,474	(5,175)
Hewlett Packard Enterprise Company	20.00	May 2017	2,500	195,144	(150,000)
Hewlett Packard Enterprise Company	18.00	Jan 2017	4,009	383,769	(20,045)
Las Vegas Sands Corp.	48.00	Mar 2017	1,893	374,729	(99,383)
Mead Johnson Nutrition Company	75.00	Jan 2017	535	198,994	(244,763)
Phillips 66	72.50	Jun 2017	527	167,034	(129,115)
Phillips 66	67.50	Jan 2017	525	192,650	(14,438)
Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2017	1,255	402,795	(2,224,488)
				$5,685,954	($3,389,626)
				$56,601,418	($70,669,490)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q1	11/16
This report is for the information of the shareholders of John Hancock Redwood Fund.		1/17

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsSmall Cap Value Fund

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 97.5%		$432,023,201
(Cost $340,233,736)
Consumer discretionary 3.9%		17,154,115
Household durables 0.6%
Helen of Troy, Ltd. (I)	31,190	2,654,269
Multiline retail 0.9%
Fred's, Inc., Class A	389,090	3,887,009
Specialty retail 2.4%
CST Brands, Inc.	25,610	1,230,048
DSW, Inc., Class A	151,770	3,606,055
Stage Stores, Inc. (L)	290,760	1,264,806
The Cato Corp., Class A	152,430	4,511,928
Consumer staples 4.0%		17,696,665
Beverages 1.1%
C&C Group PLC	1,273,616	4,677,106
Food and staples retailing 1.3%
Smart & Final Stores, Inc. (I)(L)	424,819	5,735,057
Food products 1.6%
Cranswick PLC	214,393	5,991,243
Post Holdings, Inc. (I)	16,943	1,293,259
Energy 4.7%		20,959,520
Energy equipment and services 2.0%
Era Group, Inc. (I)	154,685	1,811,361
SEACOR Holdings, Inc. (I)(L)	91,728	5,686,219
Tesco Corp. (I)	162,596	1,260,119
Oil, gas and consumable fuels 2.7%
Diamondback Energy, Inc. (I)	14,038	1,513,998
Dorian LPG, Ltd. (I)(L)	280,110	1,955,168
RSP Permian, Inc. (I)	107,170	4,785,141
Scorpio Tankers, Inc.	933,220	3,947,514
Financials 20.2%		89,661,222
Banks 14.6%
First Busey Corp.	150,190	4,116,708
First Midwest Bancorp, Inc.	372,810	9,051,827
Flushing Financial Corp.	170,738	4,469,921
Great Western Bancorp, Inc.	188,500	7,540,000
Hancock Holding Company	216,020	8,975,631
International Bancshares Corp.	270,570	10,531,937
MB Financial, Inc.	192,010	8,308,273
Webster Financial Corp.	236,190	11,717,386
Capital markets 1.0%
Ares Capital Corp. (L)	46,590	747,304
Solar Capital, Ltd.	179,029	3,625,337
Insurance 2.6%
Alleghany Corp. (I)	3,020	1,715,209
Assured Guaranty, Ltd.	23,525	841,254
Kemper Corp.	120,970	4,953,722
Reinsurance Group of America, Inc.	14,910	1,819,766
State National Companies, Inc.	67,547	907,156

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Shares	Value
Financials (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	1,555	$1,301,488
Thrifts and mortgage finance 2.0%
Northwest Bancshares, Inc.	497,430	9,038,303
Health care 7.7%		34,233,207
Health care equipment and supplies 2.9%
Haemonetics Corp. (I)	179,290	7,105,263
ICU Medical, Inc. (I)	28,390	4,265,598
STERIS PLC	21,400	1,404,054
Health care providers and services 1.7%
Amsurg Corp. (I)(L)	73,750	5,023,850
CorVel Corp. (I)	76,530	2,464,266
Health care technology 1.3%
Allscripts Healthcare Solutions, Inc. (I)	537,450	5,901,201
Life sciences tools and services 1.1%
Charles River Laboratories International, Inc. (I)	66,620	4,736,682
Pharmaceuticals 0.7%
Phibro Animal Health Corp., Class A	121,395	3,332,293
Industrials 33.5%		148,617,901
Aerospace and defense 1.8%
Cubic Corp.	175,511	8,126,159
Air freight and logistics 1.0%
Forward Air Corp.	91,380	4,420,964
Building products 1.1%
Tyman PLC	1,536,959	4,833,452
Commercial services and supplies 9.8%
ACCO Brands Corp. (I)	585,170	7,285,367
Clean Harbors, Inc. (I)	17,700	935,445
Essendant, Inc.	318,130	6,162,178
G&K Services, Inc., Class A	109,630	10,515,710
Matthews International Corp., Class A	113,050	8,224,388
SP Plus Corp. (I)	234,718	6,513,425
Steelcase, Inc., Class A	247,080	3,842,094
Construction and engineering 1.1%
Primoris Services Corp.	212,110	4,863,682
Electrical equipment 2.1%
Babcock & Wilcox Enterprises, Inc. (I)	222,470	3,546,172
Thermon Group Holdings, Inc. (I)	296,068	5,696,348
Machinery 10.9%
Albany International Corp., Class A	224,440	10,481,348
CIRCOR International, Inc.	87,023	5,514,648
ESCO Technologies, Inc.	149,070	8,333,013
Luxfer Holdings PLC, ADR	291,345	3,309,679
Mueller Industries, Inc.	320,040	12,158,320
TriMas Corp. (I)	398,107	8,539,395
Professional services 4.0%
FTI Consulting, Inc. (I)	195,920	8,365,784
Huron Consulting Group, Inc. (I)	82,420	4,347,655
Mistras Group, Inc. (I)	213,820	5,054,705

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Value Fund

			Shares	Value
Industrials (continued)
Trading companies and distributors 1.7%
	GATX Corp. (L)		138,140	$7,547,970
Information technology 8.9%				39,309,694
Electronic equipment, instruments and components 5.4%
	Belden, Inc.		161,620	11,943,718
	Coherent, Inc. (I)		18,340	2,393,370
	CTS Corp.		197,270	4,359,667
	Keysight Technologies, Inc. (I)		39,850	1,467,676
	ScanSource, Inc. (I)		100,090	3,788,407
IT services 2.4%
	Forrester Research, Inc.		157,790	6,453,611
	WNS Holdings, Ltd., ADR (I)		172,055	4,306,537
Technology hardware, storage and peripherals 1.1%
	Diebold, Inc. (L)		201,610	4,596,708
Materials 6.0%				26,640,797
Chemicals 2.0%
	Sensient Technologies Corp.		113,450	8,859,311
Containers and packaging 2.6%
	AptarGroup, Inc.		3,270	239,299
	Greif, Inc., Class A		154,510	7,937,179
	Multi Packaging Solutions International, Ltd. (I)		244,810	3,417,548
Paper and forest products 1.4%
	Deltic Timber Corp.		88,760	6,187,460
Real estate 5.2%				22,915,826
Equity real estate investment trusts 5.2%
	Corporate Office Properties Trust		150,360	4,303,303
	DiamondRock Hospitality Company		348,682	3,692,542
	Education Realty Trust, Inc.		119,386	4,847,072
	Kite Realty Group Trust		23,845	573,472
	Mid-America Apartment Communities, Inc.		10,020	918,133
	Ramco-Gershenson Properties Trust		230,660	3,914,300
	Summit Hotel Properties, Inc.		328,200	4,667,004
Utilities 3.4%				14,834,254
Electric utilities 0.2%
	Westar Energy, Inc.		11,140	634,534
Gas utilities 3.2%
	Atmos Energy Corp.		5,438	386,751
	New Jersey Resources Corp.		81,270	2,799,752
	Spire, Inc.		67,832	4,377,877
	UGI Corp.		31,415	1,407,392
	WGL Holdings, Inc.		72,050	5,227,948
	Yield (%)		Shares	Value
Securities lending collateral 3.7%				$16,539,329
(Cost $16,538,108)
John Hancock Collateral Trust (W)	0.6739(Y	)	1,652,644	16,539,329

4SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Par value^	Value
Short-term investments 2.9%		$12,900,000
(Cost $12,900,000)
Repurchase agreement 2.9%		12,900,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-16 at 0.270% to be repurchased at $12,900,097 on 12-1-16, collateralized by $12,571,545 General National Mortgage Association, 3.500% due 6-20-46 (valued at $13,158,001, including interest)	12,900,000	12,900,000
Total investments (Cost $369,671,844)† 104.1%		$461,462,530
Other assets and liabilities, net (4.1%)		($18,354,822)
Total net assets 100.0%		$443,107,708

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $16,143,874.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $371,005,649. Net unrealized appreciation aggregated to $90,456,881 of which $111,765,789 related to appreciated investment securities and $21,308,908 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$17,154,115	$17,154,115	—	—
Consumer staples	17,696,665	7,028,316	$10,668,349	—
Energy	20,959,520	20,959,520	—	—
Financials	89,661,222	89,661,222	—	—
Health care	34,233,207	34,233,207	—	—
Industrials	148,617,901	143,784,449	4,833,452	—
Information technology	39,309,694	39,309,694	—	—
Materials	26,640,797	26,640,797	—	—
Real estate	22,915,826	22,915,826	—	—
Utilities	14,834,254	14,834,254	—	—
Securities lending collateral	16,539,329	16,539,329	—	—
Short-term investments	12,900,000	—	12,900,000	—
Total investments in securities	$461,462,530	$433,060,729	$28,401,801	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       6

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q1	11/16
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		1/17

John Hancock

Spectrum Income Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsSpectrum Income Fund

As of 11-30-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.0%					$206,302,585
(Cost $204,948,895)
U.S. Government 8.2%					73,102,531
U.S. Treasury
Bond	2.500		02-15-45	770,000	688,278
Bond	2.500		02-15-46	80,000	71,294
Bond	2.500		05-15-46	1,830,000	1,630,129
Bond	2.750		08-15-42	315,000	299,299
Bond	2.750		11-15-42	1,995,000	1,893,067
Bond	3.000		05-15-42	790,000	787,346
Bond	3.000		11-15-44	785,000	778,652
Bond	3.000		05-15-45	4,695,000	4,649,332
Bond	3.000		11-15-45	2,325,000	2,300,660
Bond	3.125		02-15-43	2,705,000	2,754,661
Bond	3.125		08-15-44	160,000	162,656
Bond	3.375		05-15-44	1,610,000	1,714,838
Bond	3.500		02-15-39	690,000	757,922
Bond	3.625		08-15-43	1,365,000	1,521,175
Bond	3.625		02-15-44	1,335,000	1,487,743
Bond	4.375		05-15-41	1,325,000	1,647,089
Bond	4.625		02-15-40	25,000	32,094
Bond	5.375		02-15-31	155,000	207,185
Bond	6.125		11-15-27	70,000	94,533
Bond	6.125		08-15-29	240,000	333,225
Note	0.875		03-31-18	1,500,000	1,497,833
Note	0.875		05-15-19	415,000	411,126
Note	1.000		12-15-17	50,000	50,045
Note	1.000		11-15-19	680,000	672,138
Note	1.250		01-31-20	185,000	183,735
Note	1.375		05-31-21	920,000	902,858
Note	1.500		05-31-19	600,000	603,375
Note	1.625		11-30-20	300,000	298,887
Note	1.625		02-15-26	150,000	140,514
Note	1.625		05-15-26	745,000	696,343
Note	2.000		08-31-21	7,220,000	7,258,353
Note	2.000		02-15-25	835,000	813,831
Note	2.000		11-15-26	75,000	72,437
STRIPS PO	1.760		05-15-21	540,000	497,044
Treasury Inflation Protected Security	0.125		04-15-17	572,882	572,882
Treasury Inflation Protected Security	0.125		04-15-18	3,353,480	3,375,580
Treasury Inflation Protected Security	0.125		04-15-19	3,577,749	3,613,491
Treasury Inflation Protected Security	0.125		04-15-20	4,263,678	4,299,839
Treasury Inflation Protected Security	0.125		04-15-21	9,580,771	9,622,687
Treasury Inflation Protected Security	0.125		07-15-22	157,466	157,877
Treasury Inflation Protected Security	0.125		07-15-24	25,417	24,981
Treasury Inflation Protected Security	0.125		07-15-26	3,933,811	3,817,811
Treasury Inflation Protected Security	0.375		07-15-25	213,778	212,963
Treasury Inflation Protected Security	0.625		01-15-24	2,229,606	2,270,834
Treasury Inflation Protected Security	0.625		01-15-26	2,377,393	2,407,158
Treasury Inflation Protected Security	0.750		02-15-45	517,711	492,640
Treasury Inflation Protected Security	1.000		02-15-46	584,814	595,814
Treasury Inflation Protected Security	1.125		01-15-21	1,074,877	1,125,678
Treasury Inflation Protected Security	1.375		02-15-44	212,345	234,210
Treasury Inflation Protected Security	2.125		02-15-40	161,952	202,561

2SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	2.125		02-15-41	192,915	$242,835
Treasury Inflation Protected Security	2.625		07-15-17	545,699	558,819
Treasury Inflation Protected Security	3.625		04-15-28	440,308	582,249
Treasury Inflation Protected Security	3.875		04-15-29	568,302	781,925
U.S. Government Agency 14.8%					133,200,054
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500		05-01-28	477,486	481,161
15 Yr Pass Thru	4.000		01-01-25	32,298	34,082
15 Yr Pass Thru	4.000		05-01-26	86,465	91,160
15 Yr Pass Thru	4.500		11-01-18	6,722	6,891
15 Yr Pass Thru	4.500		01-01-19	5,258	5,401
15 Yr Pass Thru	4.500		05-01-19	6,818	7,011
15 Yr Pass Thru	5.000		10-01-18	6,489	6,676
15 Yr Pass Thru	5.000		11-01-18	7,732	7,946
15 Yr Pass Thru	5.000		12-01-23	79,385	84,647
15 Yr Pass Thru	5.000		07-01-25	9,751	10,057
15 Yr Pass Thru	5.500		03-01-18	2,333	2,385
15 Yr Pass Thru	5.500		11-01-18	4,796	4,957
15 Yr Pass Thru	5.500		01-01-21	49,125	52,044
15 Yr Pass Thru	5.500		11-01-21	5,128	5,322
15 Yr Pass Thru	6.000		04-01-17	141	141
15 Yr Pass Thru	6.000		05-01-17	323	326
15 Yr Pass Thru	6.000		07-01-17	159	161
15 Yr Pass Thru	6.000		07-01-21	3,893	4,166
15 Yr Pass Thru	6.000		08-01-21	1,945	2,081
15 Yr Pass Thru	6.000		08-01-21	3,400	3,641
15 Yr Pass Thru	6.000		10-01-21	11,093	11,913
15 Yr Pass Thru	6.000		10-01-21	5,414	5,798
15 Yr Pass Thru	6.000		11-01-21	1,758	1,894
15 Yr Pass Thru	6.000		08-01-22	1,130	1,213
15 Yr Pass Thru	6.500		05-01-17	171	173
15 Yr Pass Thru	6.500		06-01-17	112	113
15 Yr Pass Thru	6.500		06-01-17	30	30
15 Yr Pass Thru	6.500		07-01-17	50	51
15 Yr Pass Thru	6.500		07-01-17	303	307
15 Yr Pass Thru	6.500		07-01-17	236	238
15 Yr Pass Thru	6.500		08-01-17	47	48
15 Yr Pass Thru	6.500		08-01-17	89	90
15 Yr Pass Thru	6.500		08-01-17	59	60
30 Yr Pass Thru (P)	2.598		01-01-36	1,090	1,145
30 Yr Pass Thru (P)	2.619		02-01-37	28,959	30,448
30 Yr Pass Thru (P)	2.664		01-01-37	5,517	5,817
30 Yr Pass Thru (P)	2.685		02-01-37	16,668	17,586
30 Yr Pass Thru (P)	2.786		06-01-38	15,916	16,669
30 Yr Pass Thru (P)	2.801		10-01-36	17,983	19,005
30 Yr Pass Thru (P)	2.841		09-01-35	11,886	12,399
30 Yr Pass Thru (P)	2.913		05-01-37	16,322	17,179
30 Yr Pass Thru (P)	2.974		07-01-35	17,767	18,781
30 Yr Pass Thru (P)	2.975		07-01-35	11,350	11,904
30 Yr Pass Thru	3.000		12-01-42	124,714	124,753
30 Yr Pass Thru	3.000		01-01-43	611,119	611,310
30 Yr Pass Thru	3.000		02-01-43	27,910	27,753
30 Yr Pass Thru	3.000		03-01-43	19,698	19,587

SEE NOTES TO FUND'S INVESTMENTS3

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000		11-01-46	300,000	$299,203
30 Yr Pass Thru (P)	3.035		09-01-32	808	849
30 Yr Pass Thru (P)	3.039		11-01-35	2,816	2,965
30 Yr Pass Thru (P)	3.090		03-01-36	8,215	8,679
30 Yr Pass Thru (P)	3.090		02-01-37	27,168	28,952
30 Yr Pass Thru	3.500		09-01-42	592,576	610,631
30 Yr Pass Thru	3.500		11-01-42	208,471	214,693
30 Yr Pass Thru	3.500		01-01-44	147,041	151,429
30 Yr Pass Thru	3.500		03-01-46	439,889	454,116
30 Yr Pass Thru	3.500		05-01-46	301,034	308,748
30 Yr Pass Thru	4.000		10-01-40	13,509	14,278
30 Yr Pass Thru	4.000		11-01-40	67,571	71,420
30 Yr Pass Thru	4.000		12-01-40	164,545	173,916
30 Yr Pass Thru	4.000		12-01-40	55,838	59,202
30 Yr Pass Thru	4.000		02-01-41	159,172	168,212
30 Yr Pass Thru	4.000		02-01-41	8,978	9,488
30 Yr Pass Thru	4.000		04-01-41	150,035	158,557
30 Yr Pass Thru	4.000		12-01-41	136,204	143,898
30 Yr Pass Thru	4.000		09-01-44	26,623	28,035
30 Yr Pass Thru	4.500		12-01-39	457,357	495,304
30 Yr Pass Thru	4.500		05-01-40	13,001	14,080
30 Yr Pass Thru	4.500		03-01-41	4,317	4,668
30 Yr Pass Thru	4.500		04-01-41	231,142	249,958
30 Yr Pass Thru	5.000		11-01-33	12,346	13,779
30 Yr Pass Thru	5.000		12-01-35	54,683	60,649
30 Yr Pass Thru	5.000		04-01-40	104,636	115,398
30 Yr Pass Thru (P)	5.177		11-01-36	11,645	12,240
30 Yr Pass Thru	5.500		10-01-38	157,364	177,521
30 Yr Pass Thru (P)	5.759		12-01-36	5,196	5,419
30 Yr Pass Thru	6.000		12-01-28	2,152	2,409
30 Yr Pass Thru	6.000		10-01-32	1,823	2,076
30 Yr Pass Thru	6.000		12-01-33	32,641	37,071
30 Yr Pass Thru	6.000		12-01-33	1,683	1,911
30 Yr Pass Thru	6.000		09-01-34	777	891
30 Yr Pass Thru	6.000		02-01-35	11,470	13,041
30 Yr Pass Thru	6.000		09-01-35	4,183	4,742
30 Yr Pass Thru	6.500		12-01-23	37	41
30 Yr Pass Thru	6.500		02-01-24	864	960
30 Yr Pass Thru	6.500		04-01-24	59	66
30 Yr Pass Thru	6.500		05-01-24	213	236
30 Yr Pass Thru	6.500		05-01-24	1,504	1,666
30 Yr Pass Thru	6.500		04-01-31	5,097	5,851
30 Yr Pass Thru	6.500		11-01-33	7,058	8,115
30 Yr Pass Thru	7.000		02-01-24	852	953
30 Yr Pass Thru	7.000		12-01-24	90	101
30 Yr Pass Thru	7.000		04-01-32	64,821	75,851
30 Yr Pass Thru	7.000		06-01-32	931	1,099
30 Yr Pass Thru	7.000		06-01-32	410	483
30 Yr Pass Thru	7.500		05-01-24	32	37
30 Yr Pass Thru	7.500		05-01-24	117	133
30 Yr Pass Thru	7.500		05-01-24	376	424
30 Yr Pass Thru	7.500		06-01-24	181	206
Federal National Mortgage Association
15 Yr Pass Thru	2.500		10-01-27	941,746	950,979

4SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	2.500		12-01-27		96,247	$97,190
15 Yr Pass Thru	2.500		02-01-28		17,924	18,100
15 Yr Pass Thru	2.500		04-01-28		269,246	271,549
15 Yr Pass Thru	2.500		06-01-28		387,783	391,585
15 Yr Pass Thru	2.500		05-01-30		266,198	267,935
15 Yr Pass Thru	2.500		10-01-31		238,440	239,810
15 Yr Pass Thru (C)	3.000			TBA	445,000	457,481
15 Yr Pass Thru	3.000		01-01-27		154,717	159,292
15 Yr Pass Thru	3.000		05-01-27		30,046	30,934
15 Yr Pass Thru	3.000		11-01-27		138,950	143,080
15 Yr Pass Thru	3.000		11-01-28		44,152	45,478
15 Yr Pass Thru	3.000		11-01-29		34,316	35,369
15 Yr Pass Thru	3.000		10-01-30		390,971	403,082
15 Yr Pass Thru	3.500		01-01-26		6,593	6,882
15 Yr Pass Thru	3.500		01-01-26		86,444	90,229
15 Yr Pass Thru	3.500		03-01-26		96,059	100,266
15 Yr Pass Thru	3.500		12-01-26		25,872	27,021
15 Yr Pass Thru	3.500		02-01-27		7,031	7,343
15 Yr Pass Thru	4.000		03-01-25		167,440	176,990
15 Yr Pass Thru	4.000		05-01-25		19,190	20,284
15 Yr Pass Thru	4.000		07-01-25		7,999	8,455
15 Yr Pass Thru	4.000		01-01-26		89,553	94,576
15 Yr Pass Thru	4.000		10-01-26		42,377	44,688
15 Yr Pass Thru	4.000		12-01-26		162,813	171,945
15 Yr Pass Thru	4.000		02-01-27		130,131	137,431
15 Yr Pass Thru	4.500		05-01-19		12,449	12,809
15 Yr Pass Thru	4.500		11-01-19		7,455	7,678
15 Yr Pass Thru	4.500		11-01-19		64,552	66,909
15 Yr Pass Thru	4.500		07-01-20		22,531	23,228
15 Yr Pass Thru	4.500		11-01-20		25,961	26,997
15 Yr Pass Thru	4.500		09-01-24		12,330	13,109
15 Yr Pass Thru	4.500		10-01-24		32,236	34,362
15 Yr Pass Thru	4.500		11-01-24		6,855	7,290
15 Yr Pass Thru	4.500		12-01-24		6,172	6,566
15 Yr Pass Thru	4.500		01-01-25		32,110	34,160
15 Yr Pass Thru	4.500		03-01-25		86,423	91,983
15 Yr Pass Thru	4.500		09-01-25		73,086	78,232
15 Yr Pass Thru	4.500		10-01-26		50,886	54,065
15 Yr Pass Thru	5.000		05-01-18		5,288	5,414
15 Yr Pass Thru	5.000		11-01-18		1,569	1,616
15 Yr Pass Thru	5.000		12-01-18		5,073	5,218
15 Yr Pass Thru	5.000		04-01-19		3,371	3,468
15 Yr Pass Thru	5.000		05-01-19		20,502	21,215
15 Yr Pass Thru	5.000		10-01-19		19,495	20,266
15 Yr Pass Thru	5.000		01-01-20		5,728	5,966
15 Yr Pass Thru	5.000		05-01-20		20,671	21,657
15 Yr Pass Thru	5.000		06-01-20		23,132	24,234
15 Yr Pass Thru	5.000		12-01-20		16,580	17,338
15 Yr Pass Thru	5.000		02-01-22		897	950
15 Yr Pass Thru	5.000		09-01-22		23,922	25,117
15 Yr Pass Thru	5.000		03-01-23		5,272	5,589
15 Yr Pass Thru	5.000		05-01-23		7,657	8,109
15 Yr Pass Thru	5.000		09-01-23		2,830	2,967
15 Yr Pass Thru	5.000		09-01-23		25,122	26,807

SEE NOTES TO FUND'S INVESTMENTS5

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.000		01-01-24		77,560	$82,415
15 Yr Pass Thru	5.000		09-01-25		52,702	55,668
15 Yr Pass Thru	5.500		01-01-17		67	67
15 Yr Pass Thru	5.500		02-01-17		35	35
15 Yr Pass Thru	5.500		02-01-17		72	73
15 Yr Pass Thru	5.500		03-01-17		23	23
15 Yr Pass Thru	5.500		06-01-17		64	64
15 Yr Pass Thru	5.500		07-01-17		10	10
15 Yr Pass Thru	5.500		08-01-17		133	134
15 Yr Pass Thru	5.500		09-01-17		59	60
15 Yr Pass Thru	5.500		03-01-18		572	583
15 Yr Pass Thru	5.500		05-01-18		515	528
15 Yr Pass Thru	5.500		06-01-18		1,608	1,640
15 Yr Pass Thru	5.500		10-01-18		1,781	1,838
15 Yr Pass Thru	5.500		12-01-18		1,716	1,764
15 Yr Pass Thru	5.500		02-01-19		2,544	2,635
15 Yr Pass Thru	5.500		02-01-19		4,661	4,829
15 Yr Pass Thru	5.500		03-01-19		398	414
15 Yr Pass Thru	5.500		07-01-19		1,666	1,738
15 Yr Pass Thru	5.500		08-01-19		3,741	3,903
15 Yr Pass Thru	5.500		09-01-19		925	968
15 Yr Pass Thru	5.500		10-01-19		1,656	1,735
15 Yr Pass Thru	5.500		06-01-20		6,119	6,427
15 Yr Pass Thru	5.500		07-01-20		6,155	6,450
15 Yr Pass Thru	5.500		05-01-21		14,518	15,465
15 Yr Pass Thru	5.500		01-01-22		705	750
15 Yr Pass Thru	5.500		05-01-22		2,087	2,234
15 Yr Pass Thru	5.500		06-01-22		6,154	6,582
15 Yr Pass Thru	5.500		10-01-22		2,021	2,181
15 Yr Pass Thru	5.500		05-01-23		3,695	3,975
15 Yr Pass Thru	5.500		01-01-25		35,487	37,764
15 Yr Pass Thru	6.000		03-01-21		21,616	22,947
15 Yr Pass Thru	6.000		10-01-21		46,163	49,583
15 Yr Pass Thru	6.000		11-01-21		2,927	3,158
15 Yr Pass Thru	6.000		01-01-22		3,962	4,267
15 Yr Pass Thru	6.000		09-01-22		11,357	12,343
15 Yr Pass Thru	6.000		02-01-23		39,309	42,409
15 Yr Pass Thru	6.000		03-01-23		3,427	3,701
15 Yr Pass Thru	6.500		06-01-17		157	158
30 Yr Pass Thru (P)	2.180		07-01-27		194	196
30 Yr Pass Thru (P)	2.234		12-01-35		6,570	6,817
30 Yr Pass Thru (P)	2.450		10-01-33		22,322	22,921
30 Yr Pass Thru (C)	2.500			TBA	2,550,000	2,432,538
30 Yr Pass Thru	2.500		02-01-43		181,493	174,125
30 Yr Pass Thru	2.500		03-01-43		46,304	44,424
30 Yr Pass Thru (P)	2.582		12-01-35		5,623	5,877
30 Yr Pass Thru (P)	2.645		12-01-35		2,787	2,937
30 Yr Pass Thru (P)	2.764		07-01-35		14,859	15,491
30 Yr Pass Thru (P)	2.862		12-01-35		1,605	1,670
30 Yr Pass Thru (P)	2.876		08-01-37		33,630	35,317
30 Yr Pass Thru (P)	2.894		09-01-35		62,879	65,807
30 Yr Pass Thru (P)	2.951		05-01-38		13,823	14,604
30 Yr Pass Thru (C)	3.000			TBA	12,722,493	12,655,898
30 Yr Pass Thru	3.000		10-01-28		234,550	241,595

6SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000		04-01-33		8,868	$8,968
30 Yr Pass Thru	3.000		06-01-33		21,729	21,975
30 Yr Pass Thru	3.000		10-01-42		116,291	116,227
30 Yr Pass Thru	3.000		10-01-42		331,242	331,061
30 Yr Pass Thru	3.000		11-01-42		37,621	37,601
30 Yr Pass Thru	3.000		01-01-43		947,769	947,251
30 Yr Pass Thru	3.000		02-01-43		622,663	622,322
30 Yr Pass Thru	3.000		02-01-43		1,929,313	1,919,818
30 Yr Pass Thru	3.000		03-01-43		16,986	16,902
30 Yr Pass Thru	3.000		03-01-43		28,872	28,730
30 Yr Pass Thru	3.000		08-01-43		128,834	128,200
30 Yr Pass Thru	3.000		10-01-43		755,610	755,196
30 Yr Pass Thru	3.000		02-01-44		19,746	19,649
30 Yr Pass Thru	3.000		09-01-44		24,108	23,990
30 Yr Pass Thru	3.000		04-01-45		24,214	24,095
30 Yr Pass Thru	3.000		08-01-46		582,858	583,997
30 Yr Pass Thru	3.000		08-01-46		24,911	24,789
30 Yr Pass Thru	3.000		09-01-46		39,806	39,610
30 Yr Pass Thru	3.000		10-01-46		1,164,794	1,161,791
30 Yr Pass Thru	3.000		11-01-46		492,698	491,505
30 Yr Pass Thru	3.000		11-01-46		362,148	361,384
30 Yr Pass Thru	3.000		12-01-46		63,000	62,847
30 Yr Pass Thru (P)	3.012		08-01-36		53,784	56,781
30 Yr Pass Thru (P)	3.139		09-01-36		4,329	4,582
30 Yr Pass Thru (C)	3.500			TBA	2,330,000	2,390,252
30 Yr Pass Thru	3.500		06-01-42		105,186	108,152
30 Yr Pass Thru	3.500		07-01-42		56,813	58,415
30 Yr Pass Thru	3.500		08-01-42		113,158	116,349
30 Yr Pass Thru	3.500		10-01-42		196,396	202,426
30 Yr Pass Thru	3.500		01-01-43		369,336	380,676
30 Yr Pass Thru	3.500		01-01-43		163,139	167,791
30 Yr Pass Thru	3.500		04-01-43		27,687	28,520
30 Yr Pass Thru	3.500		06-01-43		32,534	33,593
30 Yr Pass Thru	3.500		07-01-43		113,498	117,160
30 Yr Pass Thru	3.500		07-01-43		88,439	91,045
30 Yr Pass Thru	3.500		07-01-43		64,017	65,943
30 Yr Pass Thru	3.500		08-01-43		621,904	640,220
30 Yr Pass Thru	3.500		09-01-43		109,509	113,042
30 Yr Pass Thru	3.500		09-01-43		36,091	37,176
30 Yr Pass Thru	3.500		09-01-43		301,454	310,333
30 Yr Pass Thru	3.500		12-01-43		568,850	587,027
30 Yr Pass Thru	3.500		01-01-44		96,312	99,059
30 Yr Pass Thru	3.500		01-01-44		20,786	21,411
30 Yr Pass Thru	3.500		03-01-44		49,755	51,392
30 Yr Pass Thru	3.500		07-01-44		40,594	41,815
30 Yr Pass Thru	3.500		11-01-44		224,048	231,347
30 Yr Pass Thru	3.500		04-01-45		364,257	374,928
30 Yr Pass Thru	3.500		07-01-45		152,659	157,107
30 Yr Pass Thru	3.500		11-01-45		447,718	460,765
30 Yr Pass Thru	3.500		11-01-45		2,011,797	2,064,763
30 Yr Pass Thru	3.500		12-01-45		638,801	655,619
30 Yr Pass Thru	3.500		12-01-45		138,211	141,849
30 Yr Pass Thru	3.500		01-01-46		214,897	220,555
30 Yr Pass Thru	3.500		01-01-46		266,844	274,745

SEE NOTES TO FUND'S INVESTMENTS7

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		01-01-46		46,855	$48,257
30 Yr Pass Thru	3.500		04-01-46		1,062,982	1,091,134
30 Yr Pass Thru	3.500		05-01-46		453,609	465,622
30 Yr Pass Thru (C)	4.000			TBA	2,285,000	2,403,713
30 Yr Pass Thru	4.000		11-01-40		16,262	17,192
30 Yr Pass Thru	4.000		11-01-40		2,375	2,510
30 Yr Pass Thru	4.000		12-01-40		2,236	2,364
30 Yr Pass Thru	4.000		01-01-41		175,875	185,933
30 Yr Pass Thru	4.000		02-01-41		33,048	34,927
30 Yr Pass Thru	4.000		02-01-41		226,391	239,338
30 Yr Pass Thru	4.000		02-01-41		1,554	1,643
30 Yr Pass Thru	4.000		03-01-41		34,506	36,469
30 Yr Pass Thru	4.000		09-01-41		1,516	1,602
30 Yr Pass Thru	4.000		10-01-41		562,776	594,784
30 Yr Pass Thru	4.000		11-01-41		35,529	37,550
30 Yr Pass Thru	4.000		01-01-42		455,345	481,100
30 Yr Pass Thru	4.000		02-01-42		148,509	156,909
30 Yr Pass Thru	4.000		08-01-42		460,421	486,463
30 Yr Pass Thru	4.000		08-01-43		88,269	92,985
30 Yr Pass Thru	4.000		09-01-43		21,396	22,505
30 Yr Pass Thru	4.000		09-01-43		523,661	551,644
30 Yr Pass Thru	4.000		10-01-43		5,202	5,480
30 Yr Pass Thru	4.000		11-01-43		132,190	139,254
30 Yr Pass Thru	4.000		12-01-43		23,343	24,590
30 Yr Pass Thru	4.000		12-01-43		41,854	44,091
30 Yr Pass Thru	4.000		09-01-45		91,271	96,404
30 Yr Pass Thru	4.000		10-01-45		103,079	108,588
30 Yr Pass Thru	4.000		11-01-45		20,848	21,962
30 Yr Pass Thru	4.000		12-01-45		268,260	283,350
30 Yr Pass Thru	4.000		12-01-45		269,053	284,692
30 Yr Pass Thru	4.000		12-01-45		96,555	101,623
30 Yr Pass Thru (C)	4.500			TBA	215,000	231,864
30 Yr Pass Thru	4.500		02-01-41		1,152,418	1,247,358
30 Yr Pass Thru	4.500		04-01-42		129,981	140,649
30 Yr Pass Thru	5.000		07-01-33		21,407	23,695
30 Yr Pass Thru	5.000		02-01-34		36,554	40,394
30 Yr Pass Thru	5.000		03-01-34		102,077	112,849
30 Yr Pass Thru	5.000		03-01-34		35,809	39,572
30 Yr Pass Thru	5.000		10-01-34		112,545	124,324
30 Yr Pass Thru	5.000		04-01-35		62,298	68,985
30 Yr Pass Thru	5.000		04-01-35		9,417	10,428
30 Yr Pass Thru	5.000		06-01-35		46,631	51,656
30 Yr Pass Thru	5.000		06-01-35		6,324	6,998
30 Yr Pass Thru	5.000		07-01-35		122,059	135,004
30 Yr Pass Thru	5.000		07-01-35		13,941	15,418
30 Yr Pass Thru	5.000		07-01-35		238,893	264,399
30 Yr Pass Thru	5.000		08-01-35		67,278	74,561
30 Yr Pass Thru	5.000		10-01-35		8,988	9,955
30 Yr Pass Thru	5.000		11-01-35		134,142	148,675
30 Yr Pass Thru	5.000		01-01-36		50,035	55,422
30 Yr Pass Thru	5.000		03-01-36		98,403	108,997
30 Yr Pass Thru	5.000		07-01-37		15,850	17,517
30 Yr Pass Thru	5.000		07-01-37		45,508	50,275
30 Yr Pass Thru	5.000		12-01-39		66,564	73,480

8SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000		06-01-40	354,431	$391,258
30 Yr Pass Thru	5.500		04-01-35	6,934	7,827
30 Yr Pass Thru	5.500		11-01-35	136,905	154,773
30 Yr Pass Thru	5.500		12-01-35	87,408	98,684
30 Yr Pass Thru	5.500		01-01-36	136,094	153,582
30 Yr Pass Thru	5.500		01-01-36	28,396	32,359
30 Yr Pass Thru	5.500		04-01-36	47,444	53,636
30 Yr Pass Thru	5.500		06-01-36	117,987	132,980
30 Yr Pass Thru	5.500		10-01-36	71,007	80,273
30 Yr Pass Thru	5.500		08-01-37	31,569	35,628
30 Yr Pass Thru	5.500		08-01-37	56,911	64,338
30 Yr Pass Thru	5.500		08-01-37	54,246	61,230
30 Yr Pass Thru	5.500		02-01-38	121,987	137,907
30 Yr Pass Thru	5.500		06-01-38	31,522	35,596
30 Yr Pass Thru	5.500		12-01-38	140,340	158,276
30 Yr Pass Thru	5.500		12-01-38	19,310	21,830
30 Yr Pass Thru	5.500		12-01-38	36,047	40,639
30 Yr Pass Thru	5.500		11-01-39	22,941	25,620
30 Yr Pass Thru	5.500		12-01-39	11,101	12,398
30 Yr Pass Thru	5.500		03-01-40	20,445	23,076
30 Yr Pass Thru (P)	5.687		01-01-19	80	82
30 Yr Pass Thru	6.000		11-01-32	29,267	33,230
30 Yr Pass Thru	6.000		03-01-33	29,584	33,579
30 Yr Pass Thru	6.000		04-01-33	34,181	38,914
30 Yr Pass Thru	6.000		01-01-34	1,028	1,177
30 Yr Pass Thru	6.000		02-01-34	83,026	94,461
30 Yr Pass Thru	6.000		02-01-34	12,088	13,711
30 Yr Pass Thru	6.000		03-01-34	19,396	22,053
30 Yr Pass Thru	6.000		08-01-34	42,973	48,777
30 Yr Pass Thru	6.000		11-01-34	2,293	2,598
30 Yr Pass Thru	6.000		11-01-34	23,761	26,934
30 Yr Pass Thru	6.000		12-01-34	761	865
30 Yr Pass Thru	6.000		04-01-35	26,539	30,079
30 Yr Pass Thru	6.000		05-01-35	3,141	3,557
30 Yr Pass Thru	6.000		12-01-35	20,599	23,306
30 Yr Pass Thru	6.000		03-01-36	7,188	8,113
30 Yr Pass Thru	6.000		11-01-36	53,670	60,578
30 Yr Pass Thru	6.000		02-01-37	28,235	31,871
30 Yr Pass Thru	6.000		02-01-37	4,269	4,834
30 Yr Pass Thru	6.000		03-01-37	21,362	24,112
30 Yr Pass Thru	6.000		08-01-37	190,181	215,953
30 Yr Pass Thru	6.000		10-01-37	3,267	3,714
30 Yr Pass Thru	6.000		03-01-38	50,475	57,139
30 Yr Pass Thru	6.000		05-01-38	1,049	1,193
30 Yr Pass Thru	6.000		08-01-38	15,518	17,770
30 Yr Pass Thru	6.000		09-01-38	91,856	104,645
30 Yr Pass Thru	6.000		10-01-38	37,763	42,928
30 Yr Pass Thru	6.000		07-01-39	78,623	88,742
30 Yr Pass Thru	6.000		09-01-39	75,051	85,318
30 Yr Pass Thru	6.000		04-01-40	19,271	21,907
30 Yr Pass Thru	6.000		10-01-40	48,303	54,765
30 Yr Pass Thru	6.500		07-01-32	93,668	107,462
30 Yr Pass Thru	6.500		07-01-32	5,226	5,994
30 Yr Pass Thru	6.500		07-01-32	7,083	8,151

SEE NOTES TO FUND'S INVESTMENTS9

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500		09-01-32	422	$483
30 Yr Pass Thru	6.500		12-01-32	7,624	8,752
30 Yr Pass Thru	6.500		10-01-35	132,626	152,066
30 Yr Pass Thru	6.500		03-01-36	103,241	120,219
30 Yr Pass Thru	6.500		05-01-36	2,060	2,351
30 Yr Pass Thru	6.500		07-01-36	33,256	38,071
30 Yr Pass Thru	6.500		04-01-38	2,048	2,415
30 Yr Pass Thru	6.500		08-01-38	34,407	39,940
30 Yr Pass Thru	6.500		05-01-40	9,753	11,197
30 Yr Pass Thru	6.500		05-01-40	8,675	9,952
30 Yr Pass Thru	7.000		12-01-29	534	626
30 Yr Pass Thru	7.000		02-01-30	79	91
30 Yr Pass Thru	7.000		04-01-37	9,889	11,514
30 Yr Pass Thru	7.125		01-15-30	365,000	527,566
Government National Mortgage Association
15 Yr Pass Thru	3.000		01-15-26	69,676	71,922
15 Yr Pass Thru	3.000		11-20-26	89,711	93,149
15 Yr Pass Thru	3.000		04-20-27	102,301	106,222
15 Yr Pass Thru	3.000		07-20-27	11,051	11,475
15 Yr Pass Thru	3.000		08-20-27	11,565	12,008
15 Yr Pass Thru	3.000		11-20-27	557,082	578,429
15 Yr Pass Thru	3.000		01-20-28	203,365	211,158
15 Yr Pass Thru	3.000		04-20-28	16,682	17,321
15 Yr Pass Thru	3.000		09-20-28	14,424	14,972
15 Yr Pass Thru	3.500		09-20-25	6,647	7,027
15 Yr Pass Thru	3.500		10-20-25	23,069	24,387
15 Yr Pass Thru	3.500		02-20-26	24,632	26,039
15 Yr Pass Thru	3.500		04-20-26	20,261	21,418
15 Yr Pass Thru	3.500		12-20-26	7,038	7,440
15 Yr Pass Thru	3.500		02-20-27	11,377	12,027
15 Yr Pass Thru	3.500		09-20-28	16,370	17,305
15 Yr Pass Thru	3.500		06-20-29	13,561	14,336
15 Yr Pass Thru	3.500		07-20-29	13,853	14,644
15 Yr Pass Thru	5.000		02-15-18	336	341
15 Yr Pass Thru	5.000		06-15-18	534	546
15 Yr Pass Thru	5.000		06-15-18	303	310
15 Yr Pass Thru	5.000		06-15-18	1,509	1,546
15 Yr Pass Thru	5.000		07-15-18	766	782
15 Yr Pass Thru	5.000		07-15-18	761	774
15 Yr Pass Thru	5.000		07-15-18	4,070	4,175
15 Yr Pass Thru	5.000		07-15-18	2,861	2,926
15 Yr Pass Thru	5.000		07-15-18	486	499
15 Yr Pass Thru	5.000		08-15-18	1,655	1,698
15 Yr Pass Thru	5.000		02-15-19	7,198	7,426
15 Yr Pass Thru	5.000		06-15-20	8,059	8,428
15 Yr Pass Thru	5.000		06-15-20	1,581	1,658
15 Yr Pass Thru	6.000		02-20-17	68	68
15 Yr Pass Thru	6.000		04-20-17	603	607
15 Yr Pass Thru	6.000		05-15-17	54	54
15 Yr Pass Thru	6.000		05-20-17	250	252
15 Yr Pass Thru	6.000		06-15-17	143	144
15 Yr Pass Thru	6.000		06-20-17	202	203
15 Yr Pass Thru	6.000		07-15-17	114	115
15 Yr Pass Thru	6.000		07-15-17	464	469

10SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.000		07-15-17		102	$103
15 Yr Pass Thru	6.000		07-15-17		83	84
15 Yr Pass Thru	6.000		09-15-17		599	608
15 Yr Pass Thru	6.000		09-15-17		313	317
15 Yr Pass Thru	6.000		09-15-17		84	85
15 Yr Pass Thru	6.000		09-15-17		482	489
15 Yr Pass Thru	6.000		10-15-17		310	316
15 Yr Pass Thru	6.000		10-15-17		491	499
15 Yr Pass Thru	6.000		10-15-17		185	187
15 Yr Pass Thru	6.000		10-15-17		111	112
15 Yr Pass Thru	6.000		10-15-17		189	190
15 Yr Pass Thru	6.000		10-15-17		243	247
15 Yr Pass Thru	6.000		11-15-17		97	99
15 Yr Pass Thru	6.000		11-15-17		416	424
15 Yr Pass Thru	6.000		11-15-17		192	195
15 Yr Pass Thru	6.000		11-15-17		217	220
15 Yr Pass Thru	6.000		11-15-17		298	304
15 Yr Pass Thru	6.000		11-15-17		811	825
15 Yr Pass Thru	6.000		12-15-17		393	402
15 Yr Pass Thru	6.000		12-15-17		203	207
15 Yr Pass Thru	6.000		12-15-17		694	704
15 Yr Pass Thru	6.000		01-15-18		730	744
15 Yr Pass Thru	6.000		01-15-18		748	763
15 Yr Pass Thru	6.000		01-15-18		591	606
15 Yr Pass Thru	6.000		01-15-18		567	581
15 Yr Pass Thru	6.000		02-15-18		8,735	8,934
15 Yr Pass Thru	6.000		02-15-18		155	158
15 Yr Pass Thru	6.000		02-15-18		294	300
15 Yr Pass Thru	6.000		08-20-18		630	651
15 Yr Pass Thru	6.000		07-20-19		1,333	1,399
15 Yr Pass Thru	6.000		08-20-19		1,324	1,383
15 Yr Pass Thru	6.000		10-20-19		488	503
15 Yr Pass Thru	6.000		10-20-20		5,365	5,711
30 Yr Pass Thru	2.500		01-20-45		399,481	389,276
30 Yr Pass Thru	2.500		12-15-42		64,295	62,715
30 Yr Pass Thru	2.500		01-20-43		1,160,369	1,131,813
30 Yr Pass Thru	2.500		02-15-43		125,767	122,677
30 Yr Pass Thru	2.500		02-20-43		678,769	662,065
30 Yr Pass Thru	2.500		05-20-43		51,571	50,302
30 Yr Pass Thru	2.500		06-20-43		78,593	76,659
30 Yr Pass Thru	2.500		07-20-43		21,972	21,431
30 Yr Pass Thru (C)	3.000			TBA	115,000	117,588
30 Yr Pass Thru (C)	3.000			TBA	875,000	887,850
30 Yr Pass Thru	3.000		07-20-42		1,216,955	1,240,056
30 Yr Pass Thru	3.000		08-15-42		44,215	44,976
30 Yr Pass Thru	3.000		09-15-42		1,316,028	1,338,696
30 Yr Pass Thru	3.000		10-15-42		22,883	23,298
30 Yr Pass Thru	3.000		10-20-42		47,659	48,623
30 Yr Pass Thru	3.000		11-15-42		128,098	130,425
30 Yr Pass Thru	3.000		12-15-42		12,927	13,162
30 Yr Pass Thru	3.000		12-20-42		946,448	965,597
30 Yr Pass Thru	3.000		01-20-43		15,172	15,479
30 Yr Pass Thru	3.000		02-20-43		892,643	910,704
30 Yr Pass Thru	3.000		03-20-43		1,020,918	1,037,108

SEE NOTES TO FUND'S INVESTMENTS11

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000		03-20-43	169,706	$173,139
30 Yr Pass Thru	3.000		05-15-43	70,123	71,396
30 Yr Pass Thru	3.000		06-15-43	39,516	40,235
30 Yr Pass Thru	3.000		09-20-43	73,997	75,401
30 Yr Pass Thru	3.000		09-20-44	412,448	420,020
30 Yr Pass Thru	3.000		05-15-46	51,582	52,309
30 Yr Pass Thru	3.000		05-20-46	24,711	25,041
30 Yr Pass Thru	3.000		05-20-46	24,716	25,054
30 Yr Pass Thru	3.000		06-15-46	210,031	212,993
30 Yr Pass Thru	3.000		06-20-46	45,704	46,315
30 Yr Pass Thru	3.000		07-15-46	531,589	539,084
30 Yr Pass Thru	3.000		07-20-46	24,780	25,118
30 Yr Pass Thru	3.000		07-20-46	250,051	253,392
30 Yr Pass Thru	3.000		08-20-46	24,772	25,107
30 Yr Pass Thru	3.000		08-20-46	54,579	55,325
30 Yr Pass Thru	3.000		09-20-46	49,823	50,511
30 Yr Pass Thru	3.500		09-15-41	918,921	960,955
30 Yr Pass Thru	3.500		11-15-41	694,342	727,188
30 Yr Pass Thru	3.500		11-20-41	46,068	48,168
30 Yr Pass Thru	3.500		01-15-42	715,028	748,852
30 Yr Pass Thru	3.500		05-20-42	413,701	432,561
30 Yr Pass Thru	3.500		06-20-42	2,103,331	2,199,214
30 Yr Pass Thru	3.500		07-15-42	48,385	50,674
30 Yr Pass Thru	3.500		08-20-42	361,470	377,383
30 Yr Pass Thru	3.500		08-20-42	122,069	127,633
30 Yr Pass Thru	3.500		09-20-42	1,482,748	1,550,340
30 Yr Pass Thru	3.500		10-20-42	753,396	787,741
30 Yr Pass Thru	3.500		11-20-42	12,738	13,283
30 Yr Pass Thru	3.500		11-20-42	75,273	78,704
30 Yr Pass Thru	3.500		12-20-42	1,926,115	2,013,919
30 Yr Pass Thru	3.500		02-20-43	1,363,087	1,425,224
30 Yr Pass Thru	3.500		02-20-43	265,297	276,479
30 Yr Pass Thru	3.500		03-20-43	159,234	166,244
30 Yr Pass Thru	3.500		03-20-43	1,286,571	1,340,798
30 Yr Pass Thru	3.500		04-20-43	27,457	28,708
30 Yr Pass Thru	3.500		04-20-43	214,367	224,005
30 Yr Pass Thru	3.500		05-20-43	2,285,322	2,388,073
30 Yr Pass Thru	3.500		06-20-43	666,112	693,355
30 Yr Pass Thru	3.500		07-20-43	1,004,554	1,049,720
30 Yr Pass Thru	3.500		08-20-43	1,228,354	1,282,046
30 Yr Pass Thru	3.500		09-20-43	451,861	471,612
30 Yr Pass Thru	3.500		10-15-43	29,849	31,177
30 Yr Pass Thru	3.500		01-20-44	66,054	68,734
30 Yr Pass Thru	3.500		08-20-44	96,698	100,562
30 Yr Pass Thru	3.500		09-20-44	68,571	71,311
30 Yr Pass Thru	3.500		10-20-44	25,649	27,071
30 Yr Pass Thru	3.500		10-20-44	36,229	37,801
30 Yr Pass Thru	3.500		11-20-44	146,360	152,346
30 Yr Pass Thru	3.500		01-20-45	48,239	50,166
30 Yr Pass Thru	3.500		02-15-45	127,948	133,521
30 Yr Pass Thru	3.500		02-20-45	107,198	111,482
30 Yr Pass Thru	3.500		02-20-45	22,019	22,902
30 Yr Pass Thru	3.500		04-20-45	787,508	818,855
30 Yr Pass Thru	3.500		05-20-45	87,031	90,495

12SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		05-20-45		16,884	$17,538
30 Yr Pass Thru	3.500		08-20-45		589,296	616,804
30 Yr Pass Thru	3.500		09-20-45		591,016	614,541
30 Yr Pass Thru	3.500		01-20-46		49,085	51,039
30 Yr Pass Thru	3.500		02-20-46		50,154	52,150
30 Yr Pass Thru	3.500		05-20-46		984,808	1,025,393
30 Yr Pass Thru	3.500		07-20-46		203,036	210,991
30 Yr Pass Thru	3.500		08-20-46		743,712	773,083
30 Yr Pass Thru	3.500		09-20-46		134,589	139,957
30 Yr Pass Thru	3.500		09-20-46		68,793	71,536
30 Yr Pass Thru (C)	4.000			TBA	920,000	975,056
30 Yr Pass Thru	4.000		04-20-39		4,388	4,677
30 Yr Pass Thru	4.000		06-20-39		8,636	9,205
30 Yr Pass Thru	4.000		08-20-39		7,687	8,173
30 Yr Pass Thru	4.000		09-20-39		80,803	85,904
30 Yr Pass Thru	4.000		10-20-39		2,839	3,018
30 Yr Pass Thru	4.000		11-20-39		11,323	12,037
30 Yr Pass Thru	4.000		12-20-39		11,942	12,696
30 Yr Pass Thru	4.000		01-20-40		9,328	9,917
30 Yr Pass Thru	4.000		03-20-40		14,003	14,887
30 Yr Pass Thru	4.000		05-20-40		92,102	97,916
30 Yr Pass Thru	4.000		06-20-40		45,883	48,780
30 Yr Pass Thru	4.000		08-20-40		71,758	76,288
30 Yr Pass Thru	4.000		09-15-40		54,555	57,999
30 Yr Pass Thru	4.000		09-20-40		131,254	139,539
30 Yr Pass Thru	4.000		10-20-40		512,163	546,074
30 Yr Pass Thru	4.000		11-20-40		27,453	29,270
30 Yr Pass Thru	4.000		01-20-41		6,963	7,518
30 Yr Pass Thru	4.000		02-15-41		21,736	23,149
30 Yr Pass Thru	4.000		02-20-41		16,881	17,937
30 Yr Pass Thru	4.000		03-15-41		31,416	33,458
30 Yr Pass Thru	4.000		03-15-41		248,690	264,233
30 Yr Pass Thru	4.000		04-20-41		15,994	16,994
30 Yr Pass Thru	4.000		05-20-41		610,269	650,294
30 Yr Pass Thru	4.000		07-15-41		773,739	824,183
30 Yr Pass Thru	4.000		10-15-41		220,510	234,886
30 Yr Pass Thru	4.000		10-20-41		230,083	245,245
30 Yr Pass Thru	4.000		05-20-42		695,488	748,492
30 Yr Pass Thru	4.000		07-20-42		1,212,293	1,292,181
30 Yr Pass Thru	4.000		09-20-42		23,157	24,683
30 Yr Pass Thru	4.000		11-20-42		106,915	113,894
30 Yr Pass Thru	4.000		04-20-43		180,971	192,897
30 Yr Pass Thru	4.000		07-20-43		99,069	105,536
30 Yr Pass Thru	4.000		08-20-43		92,539	99,707
30 Yr Pass Thru	4.000		02-20-44		904,884	962,818
30 Yr Pass Thru	4.000		05-15-44		701,024	758,557
30 Yr Pass Thru	4.000		10-20-44		43,291	46,658
30 Yr Pass Thru	4.000		09-20-45		199,262	205,481
30 Yr Pass Thru	4.000		09-20-45		62,392	66,212
30 Yr Pass Thru	4.000		10-20-45		2,040,926	2,165,853
30 Yr Pass Thru	4.000		11-20-45		2,236,386	2,373,277
30 Yr Pass Thru	4.000		12-20-45		1,356,053	1,439,059
30 Yr Pass Thru	4.000		05-20-46		221,239	234,816
30 Yr Pass Thru	4.500		05-15-39		179,980	196,269

SEE NOTES TO FUND'S INVESTMENTS13

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500		06-15-39	360,983	$395,418
30 Yr Pass Thru	4.500		08-15-39	147,363	160,499
30 Yr Pass Thru	4.500		10-20-39	179,210	194,197
30 Yr Pass Thru	4.500		11-20-39	29,386	31,844
30 Yr Pass Thru	4.500		12-20-39	544,293	589,814
30 Yr Pass Thru	4.500		02-20-40	133,364	144,518
30 Yr Pass Thru	4.500		03-20-40	100,855	109,290
30 Yr Pass Thru	4.500		05-20-40	698,467	756,882
30 Yr Pass Thru	4.500		06-15-40	159,690	173,925
30 Yr Pass Thru	4.500		06-15-40	1,427,508	1,562,955
30 Yr Pass Thru	4.500		07-15-40	231,233	251,629
30 Yr Pass Thru	4.500		07-20-40	13,415	14,537
30 Yr Pass Thru	4.500		09-20-40	968,593	1,049,599
30 Yr Pass Thru	4.500		10-20-40	162,368	175,948
30 Yr Pass Thru	4.500		11-20-40	1,361,105	1,473,236
30 Yr Pass Thru	4.500		02-20-41	310,364	335,933
30 Yr Pass Thru	4.500		03-20-41	31,346	33,928
30 Yr Pass Thru	4.500		09-20-41	86,332	92,547
30 Yr Pass Thru	4.500		09-15-45	31,614	34,433
30 Yr Pass Thru	4.500		01-20-46	111,587	119,620
30 Yr Pass Thru	4.500		02-20-46	740,270	794,951
30 Yr Pass Thru	5.000		06-20-33	11,086	12,277
30 Yr Pass Thru	5.000		08-15-33	2,621	2,912
30 Yr Pass Thru	5.000		08-15-33	7,565	8,552
30 Yr Pass Thru	5.000		08-20-33	21,455	23,719
30 Yr Pass Thru	5.000		09-15-33	99,451	110,483
30 Yr Pass Thru	5.000		11-15-33	17,939	20,277
30 Yr Pass Thru	5.000		02-15-34	23,149	26,166
30 Yr Pass Thru	5.000		04-15-34	9,710	10,986
30 Yr Pass Thru	5.000		10-15-34	2,820	3,188
30 Yr Pass Thru	5.000		12-20-34	9,006	9,979
30 Yr Pass Thru	5.000		11-15-35	35,338	39,368
30 Yr Pass Thru	5.000		12-20-35	103,737	115,094
30 Yr Pass Thru	5.000		01-20-36	29,508	32,744
30 Yr Pass Thru	5.000		05-20-36	6,666	7,400
30 Yr Pass Thru	5.000		04-20-38	46,636	51,607
30 Yr Pass Thru	5.000		10-15-39	64,459	71,580
30 Yr Pass Thru	5.000		10-20-39	726,235	803,738
30 Yr Pass Thru	5.000		11-15-39	344,257	384,869
30 Yr Pass Thru	5.000		02-20-40	10,368	11,513
30 Yr Pass Thru	5.000		05-20-40	805,410	868,113
30 Yr Pass Thru	5.000		06-15-40	388,985	440,505
30 Yr Pass Thru	5.000		06-20-40	193,988	209,090
30 Yr Pass Thru	5.000		08-20-40	92,902	100,947
30 Yr Pass Thru	5.000		09-20-40	115,004	127,708
30 Yr Pass Thru	5.000		03-20-41	502,389	541,500
30 Yr Pass Thru	5.000		04-20-41	176,458	195,675
30 Yr Pass Thru	5.000		08-20-42	157,054	173,502
30 Yr Pass Thru	5.000		12-20-45	517,409	557,690
30 Yr Pass Thru	5.500		02-15-29	1,473	1,671
30 Yr Pass Thru	5.500		03-15-29	2,762	3,104
30 Yr Pass Thru	5.500		10-20-32	42,325	47,642
30 Yr Pass Thru	5.500		11-20-32	2,831	3,188
30 Yr Pass Thru	5.500		12-20-32	872	982

14SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500		02-20-33	379,385	$427,322
30 Yr Pass Thru	5.500		04-15-33	190,014	218,396
30 Yr Pass Thru	5.500		04-20-33	2,141	2,412
30 Yr Pass Thru	5.500		05-20-33	5,540	6,244
30 Yr Pass Thru	5.500		06-20-33	3,702	4,173
30 Yr Pass Thru	5.500		07-15-33	302,898	348,530
30 Yr Pass Thru	5.500		07-15-33	26,945	30,993
30 Yr Pass Thru	5.500		07-20-33	239,810	270,207
30 Yr Pass Thru	5.500		08-20-33	5,150	5,795
30 Yr Pass Thru	5.500		09-15-33	65,470	74,424
30 Yr Pass Thru	5.500		09-20-33	19,045	21,433
30 Yr Pass Thru	5.500		10-20-33	2,379	2,678
30 Yr Pass Thru	5.500		11-20-33	6,836	7,695
30 Yr Pass Thru	5.500		12-15-33	238,357	274,207
30 Yr Pass Thru	5.500		12-15-33	17,051	19,581
30 Yr Pass Thru	5.500		12-20-33	2,812	3,166
30 Yr Pass Thru	5.500		02-20-34	10,308	11,609
30 Yr Pass Thru	5.500		04-20-34	3,785	4,263
30 Yr Pass Thru	5.500		05-20-34	42,536	47,928
30 Yr Pass Thru	5.500		07-20-34	46,897	52,843
30 Yr Pass Thru	5.500		10-20-34	128,659	145,114
30 Yr Pass Thru	5.500		02-20-35	37,815	42,666
30 Yr Pass Thru	5.500		05-20-35	2,406	2,717
30 Yr Pass Thru	5.500		07-20-35	104,490	118,021
30 Yr Pass Thru	5.500		08-20-35	30,866	34,866
30 Yr Pass Thru	5.500		10-20-35	2,277	2,573
30 Yr Pass Thru	5.500		01-20-36	326,117	368,687
30 Yr Pass Thru	5.500		02-20-36	1,750	1,978
30 Yr Pass Thru	5.500		04-20-36	26,039	29,451
30 Yr Pass Thru	5.500		10-15-38	205,197	235,898
30 Yr Pass Thru	5.500		01-20-40	312,118	352,267
30 Yr Pass Thru	5.500		10-20-40	1,023	1,156
30 Yr Pass Thru	5.500		03-20-44	142,648	161,396
30 Yr Pass Thru	6.000		04-20-28	8,883	9,965
30 Yr Pass Thru	6.000		01-20-32	3,826	4,340
30 Yr Pass Thru	6.000		08-15-33	22,939	26,560
30 Yr Pass Thru	6.000		10-20-33	118,196	134,193
30 Yr Pass Thru	6.000		11-20-33	378,490	429,632
30 Yr Pass Thru	6.000		01-15-34	308,206	356,810
30 Yr Pass Thru	6.000		01-20-34	1,724	1,959
30 Yr Pass Thru	6.000		02-20-34	419,745	476,839
30 Yr Pass Thru	6.000		04-15-34	50,626	58,437
30 Yr Pass Thru	6.000		07-15-34	87,419	101,350
30 Yr Pass Thru	6.000		08-20-34	30,044	34,046
30 Yr Pass Thru	6.000		09-20-34	1,826	2,069
30 Yr Pass Thru	6.000		03-15-36	36,115	40,798
30 Yr Pass Thru	6.000		04-15-36	126,845	146,028
30 Yr Pass Thru	6.000		07-15-36	55,297	64,040
30 Yr Pass Thru	6.000		10-15-36	68,269	78,620
30 Yr Pass Thru	6.000		12-20-36	38,467	43,467
30 Yr Pass Thru	6.000		11-15-37	3,185	3,625
30 Yr Pass Thru	6.000		01-15-38	1,147	1,293
30 Yr Pass Thru	6.000		03-15-38	1,513	1,723
30 Yr Pass Thru	6.000		09-20-38	71,660	80,572

SEE NOTES TO FUND'S INVESTMENTS15

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000		02-20-39	8,588	$9,659
30 Yr Pass Thru	6.500		05-15-24	7,928	8,804
30 Yr Pass Thru	6.500		03-15-26	294	333
30 Yr Pass Thru	6.500		03-20-26	2,431	2,745
30 Yr Pass Thru	6.500		04-15-26	349	385
30 Yr Pass Thru	6.500		05-15-26	225	254
30 Yr Pass Thru	6.500		05-15-26	557	628
30 Yr Pass Thru	6.500		05-15-26	835	949
30 Yr Pass Thru	6.500		01-15-27	508	574
30 Yr Pass Thru	6.500		08-15-27	346	395
30 Yr Pass Thru	6.500		01-15-28	1,702	1,944
30 Yr Pass Thru	6.500		04-15-28	237	270
30 Yr Pass Thru	6.500		04-15-28	265	305
30 Yr Pass Thru	6.500		05-15-28	903	1,036
30 Yr Pass Thru	6.500		05-15-28	1,165	1,339
30 Yr Pass Thru	6.500		05-15-28	350	403
30 Yr Pass Thru	6.500		06-15-28	1,268	1,454
30 Yr Pass Thru	6.500		08-15-28	254	293
30 Yr Pass Thru	6.500		08-15-28	400	461
30 Yr Pass Thru	6.500		08-15-28	628	702
30 Yr Pass Thru	6.500		08-15-28	115	131
30 Yr Pass Thru	6.500		08-15-28	177	188
30 Yr Pass Thru	6.500		08-20-28	51,608	59,158
30 Yr Pass Thru	6.500		09-15-28	320	367
30 Yr Pass Thru	6.500		09-15-28	339	390
30 Yr Pass Thru	6.500		09-15-28	505	578
30 Yr Pass Thru	6.500		09-15-28	842	972
30 Yr Pass Thru	6.500		10-15-28	1,053	1,214
30 Yr Pass Thru	6.500		10-15-28	563	650
30 Yr Pass Thru	6.500		10-20-28	4,329	4,969
30 Yr Pass Thru	6.500		11-20-28	33,245	38,145
30 Yr Pass Thru	6.500		02-15-29	2,122	2,445
30 Yr Pass Thru	6.500		02-20-29	28,242	32,450
30 Yr Pass Thru	6.500		03-15-29	583	675
30 Yr Pass Thru	6.500		04-15-29	203	223
30 Yr Pass Thru	6.500		04-20-29	236	272
30 Yr Pass Thru	6.500		06-15-29	75	77
30 Yr Pass Thru	6.500		07-15-29	1,260	1,455
30 Yr Pass Thru	6.500		05-15-31	230	265
30 Yr Pass Thru	6.500		06-15-31	2,369	2,735
30 Yr Pass Thru	6.500		06-15-31	304	347
30 Yr Pass Thru	6.500		08-15-31	486	560
30 Yr Pass Thru	6.500		08-15-31	487	564
30 Yr Pass Thru	6.500		08-20-31	175,131	202,136
30 Yr Pass Thru	6.500		09-15-31	468	542
30 Yr Pass Thru	6.500		10-20-31	29,339	33,893
30 Yr Pass Thru	6.500		08-15-32	804	931
30 Yr Pass Thru	6.500		08-15-32	1,542	1,784
30 Yr Pass Thru	6.500		09-20-32	167,420	193,051
30 Yr Pass Thru	6.500		02-15-33	7,748	8,980
30 Yr Pass Thru	6.500		02-15-33	1,279	1,482
30 Yr Pass Thru	6.500		02-15-33	4,261	4,940
30 Yr Pass Thru	6.500		02-15-33	4,018	4,659
30 Yr Pass Thru	6.500		02-15-33	6,339	7,322

16SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500		03-15-33	5,244	$6,080
30 Yr Pass Thru	6.500		12-20-33	2,513	2,898
30 Yr Pass Thru	6.500		05-15-40	14,570	16,846
30 Yr Pass Thru	7.000		04-15-17	46	47
30 Yr Pass Thru	7.000		05-15-17	59	59
30 Yr Pass Thru	7.000		12-20-23	315	349
30 Yr Pass Thru	7.000		01-15-24	177	197
30 Yr Pass Thru	7.000		01-15-24	925	1,033
30 Yr Pass Thru	7.000		01-15-24	215	241
30 Yr Pass Thru	7.000		01-15-24	139	152
30 Yr Pass Thru	7.000		01-15-24	120	135
30 Yr Pass Thru	7.000		01-15-24	125	137
30 Yr Pass Thru	7.000		01-15-24	207	226
30 Yr Pass Thru	7.000		01-15-24	860	967
30 Yr Pass Thru	7.000		04-15-24	335	379
30 Yr Pass Thru	7.000		04-15-24	733	827
30 Yr Pass Thru	7.000		05-15-24	195	221
30 Yr Pass Thru	7.000		05-15-24	183	207
30 Yr Pass Thru	7.000		06-15-24	303	338
30 Yr Pass Thru	7.000		07-15-24	73	80
30 Yr Pass Thru	7.000		07-15-24	738	837
30 Yr Pass Thru	7.000		08-15-24	1,158	1,266
30 Yr Pass Thru	7.000		01-15-26	193	222
30 Yr Pass Thru	7.000		01-15-26	103	117
30 Yr Pass Thru	7.000		02-15-26	217	249
30 Yr Pass Thru	7.000		02-15-26	451	518
30 Yr Pass Thru	7.000		02-15-26	300	346
30 Yr Pass Thru	7.000		04-15-26	104	118
30 Yr Pass Thru	7.000		05-15-26	390	446
30 Yr Pass Thru	7.000		10-15-26	270	309
30 Yr Pass Thru	7.000		03-15-27	229	265
30 Yr Pass Thru	7.000		03-15-27	810	908
30 Yr Pass Thru	7.000		08-15-27	659	767
30 Yr Pass Thru	7.000		10-15-27	480	550
30 Yr Pass Thru	7.000		11-15-27	685	794
30 Yr Pass Thru	7.000		11-20-27	34,951	40,455
30 Yr Pass Thru	7.000		12-20-27	26,845	31,071
30 Yr Pass Thru	7.000		01-15-28	287	335
30 Yr Pass Thru	7.000		01-15-28	311	353
30 Yr Pass Thru	7.000		01-15-28	287	334
30 Yr Pass Thru	7.000		01-15-28	139	162
30 Yr Pass Thru	7.000		01-15-28	629	729
30 Yr Pass Thru	7.000		01-15-28	373	434
30 Yr Pass Thru	7.000		01-15-28	674	786
30 Yr Pass Thru	7.000		01-15-28	1,189	1,385
30 Yr Pass Thru	7.000		01-15-28	1,158	1,346
30 Yr Pass Thru	7.000		01-20-28	622	719
30 Yr Pass Thru	7.000		04-15-28	9,098	10,605
30 Yr Pass Thru	7.000		04-15-28	711	827
30 Yr Pass Thru	7.000		05-15-28	757	885
30 Yr Pass Thru	7.000		05-15-28	435	506
30 Yr Pass Thru	7.000		05-20-28	1,101	1,277
30 Yr Pass Thru	7.000		06-15-28	3,115	3,618
30 Yr Pass Thru	7.000		07-15-28	1,035	1,134

SEE NOTES TO FUND'S INVESTMENTS17

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000		07-15-28	326	$381
30 Yr Pass Thru	7.000		07-15-28	925	1,078
30 Yr Pass Thru	7.000		07-15-28	5,759	6,678
30 Yr Pass Thru	7.000		07-15-28	4,533	5,260
30 Yr Pass Thru	7.000		07-15-28	671	783
30 Yr Pass Thru	7.000		07-15-28	7,768	9,008
30 Yr Pass Thru	7.000		07-15-28	200	234
30 Yr Pass Thru	7.000		08-15-28	513	601
30 Yr Pass Thru	7.000		08-15-28	278	325
30 Yr Pass Thru	7.000		09-15-28	159	182
30 Yr Pass Thru	7.000		10-15-28	3,174	3,693
30 Yr Pass Thru	7.000		11-15-28	413	481
30 Yr Pass Thru	7.000		11-15-28	1,260	1,467
30 Yr Pass Thru	7.000		11-20-28	1,211	1,413
30 Yr Pass Thru	7.000		01-15-29	968	1,134
30 Yr Pass Thru	7.000		03-15-29	144	165
30 Yr Pass Thru	7.000		03-15-29	543	636
30 Yr Pass Thru	7.000		04-15-29	1,234	1,433
30 Yr Pass Thru	7.000		05-15-29	202	235
30 Yr Pass Thru	7.000		06-20-29	653	762
30 Yr Pass Thru	7.000		07-15-29	339	392
30 Yr Pass Thru	7.000		07-15-29	961	1,112
30 Yr Pass Thru	7.000		08-15-29	24,545	28,641
30 Yr Pass Thru	7.000		08-20-29	4,195	4,888
30 Yr Pass Thru	7.000		09-20-29	31,141	36,303
30 Yr Pass Thru	7.000		10-20-29	934	1,086
30 Yr Pass Thru	7.000		08-20-30	1,073	1,261
30 Yr Pass Thru	7.000		10-20-30	3,576	4,202
30 Yr Pass Thru	7.000		02-20-31	640	748
30 Yr Pass Thru	7.000		04-15-31	464	545
30 Yr Pass Thru	7.000		04-15-31	578	677
30 Yr Pass Thru	7.000		04-20-31	1,513	1,771
30 Yr Pass Thru	7.000		05-20-31	1,054	1,233
30 Yr Pass Thru	7.000		06-15-31	16,703	19,584
30 Yr Pass Thru	7.000		07-15-31	389	456
30 Yr Pass Thru	7.000		07-15-31	82,015	95,990
30 Yr Pass Thru	7.000		07-20-31	931	1,090
30 Yr Pass Thru	7.000		08-15-31	850	998
30 Yr Pass Thru	7.000		08-15-31	306	359
30 Yr Pass Thru	7.000		08-15-31	376	441
30 Yr Pass Thru	7.000		09-15-31	835	980
30 Yr Pass Thru	7.000		09-15-31	1,811	2,120
30 Yr Pass Thru	7.000		09-15-31	797	938
30 Yr Pass Thru	7.000		11-15-31	727	856
30 Yr Pass Thru	7.000		11-15-31	388	428
30 Yr Pass Thru	7.000		12-15-31	677	792
30 Yr Pass Thru	7.000		12-15-31	393	449
30 Yr Pass Thru	7.000		02-15-32	482	568
30 Yr Pass Thru	7.000		05-15-32	414	488
30 Yr Pass Thru	7.000		07-15-32	319	375
30 Yr Pass Thru	7.000		08-15-32	720	844
30 Yr Pass Thru	7.000		12-20-32	43,797	50,073
30 Yr Pass Thru	7.000		01-20-34	642	751
30 Yr Pass Thru	9.250		02-15-17	10	10

18SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
U.S. Government Agency (continued)
30 Yr Pass Thru	9.250		11-15-19	410		$446
30 Yr Pass Thru	9.250		12-15-19	316		345
30 Yr Pass Thru	9.750		07-15-17	31		32
30 Yr Pass Thru	9.750		02-15-21	1,043		1,175
30 Yr Pass Thru	10.250		11-15-20	1,016		1,147
Foreign government obligations 13.2%						$118,078,136
(Cost $122,011,173)
Albania 0.0%						232,139
Republic of Albania	5.750		11-12-20	EUR	200,000	232,139
Angola 0.0%						185,718
Republic of Angola	9.500		11-12-25		200,000	185,718
Argentina 0.4%						3,560,712
Provincia de Buenos Aires (S)	9.125		03-16-24		150,000	158,625
Provincia de Buenos Aires	9.950		06-09-21		150,000	165,375
Republic of Argentina	4.740		12-31-38	EUR	170,000	100,988
Republic of Argentina (P)	5.830		12-31-33	ARS	340,000	151,066
Republic of Argentina (S)	6.875		04-22-21		875,000	912,188
Republic of Argentina	7.500		04-22-26		500,000	505,000
Republic of Argentina	7.820		12-31-33	EUR	172,013	176,467
Republic of Argentina	7.820		12-31-38		325,000	194,188
Republic of Argentina	8.280		12-31-33		511,744	523,258
Republic of Argentina	8.750		05-07-24		295,414	335,147
Republic of Argentina (P)	22.340		03-01-18	ARS	1,000,000	63,410
Republic of Argentina, GDP-Linked Note (I)	4.639	*	12-15-35		2,750,000	275,000
Australia 0.2%						1,869,538
Commonwealth of Australia	3.000		03-21-47	AUD	1,120,000	725,552
New South Wales Treasury Corp.	4.000		04-20-23	AUD	1,070,000	854,765
New South Wales Treasury Corp.	4.000		05-20-26	AUD	360,000	289,221
Austria 0.0%						206,097
Republic of Austria (S)	3.800		01-26-62	EUR	110,000	206,097
Belgium 0.2%						1,674,181
Kingdom of Belgium	4.000		03-28-22	EUR	519,000	676,523
Kingdom of Belgium (S)	4.250		03-28-41	EUR	335,000	569,266
Kingdom of Belgium (S)	4.500		03-28-26	EUR	205,000	297,173
Kingdom of Belgium (S)	5.000		03-28-35	EUR	75,000	131,219
Bermuda 0.0%						316,827
Government of Bermuda (S)	4.138		01-03-23		200,000	206,740
Government of Bermuda (S)	5.603		07-20-20		100,000	110,087
Brazil 1.2%						10,408,528
Federative Republic of Brazil	4.250		01-07-25		1,835,000	1,724,900
Federative Republic of Brazil	5.625		01-07-41		1,340,000	1,165,264
Federative Republic of Brazil	6.000		08-15-20	BRL	100,000	88,260
Federative Republic of Brazil	6.000		05-15-21	BRL	90,000	78,076
Federative Republic of Brazil	6.000		05-15-23	BRL	125,000	108,548
Federative Republic of Brazil	6.000		04-07-26		500,000	522,750
Federative Republic of Brazil	6.000		05-15-45	BRL	69,000	59,904
Federative Republic of Brazil	8.250		01-20-34		90,000	104,796
Federative Republic of Brazil	10.000		01-01-18	BRL	1,969,000	594,770
Federative Republic of Brazil	10.000		01-01-21	BRL	8,961,000	2,619,350

SEE NOTES TO FUND'S INVESTMENTS19

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Brazil (continued)
Federative Republic of Brazil	10.000		01-01-25	BRL	2,221,000	$625,205
Federative Republic of Brazil	10.000		01-01-27	BRL	9,203,000	2,558,075
Federative Republic of Brazil	5.000		01-27-45		200,000	158,630
Bulgaria 0.0%						184,635
Government of Bulgaria	1.875		03-21-23	EUR	170,000	184,635
Canada 0.3%						2,733,951
Government of Canada	3.500		12-01-45	CAD	213,000	203,603
Province of Manitoba	1.300		04-03-17		380,000	380,144
Province of Manitoba	3.050		05-14-24		60,000	61,422
Province of Ontario	1.200		02-14-18		125,000	124,738
Province of Ontario	2.500		09-10-21		560,000	566,086
Province of Ontario	2.600		06-02-25	CAD	175,000	133,249
Province of Ontario	2.850		06-02-23	CAD	520,000	407,813
Province of Ontario	3.500		06-02-43	CAD	99,000	78,584
Province of Ontario	4.000		06-02-21	CAD	360,000	296,179
Province of Quebec	3.500		12-01-22	CAD	155,000	126,084
Province of Quebec	5.000		12-01-38	CAD	370,000	356,049
Chile 0.1%						433,116
Republic of Chile	4.500		03-01-26	CLP	290,000,000	433,116
Colombia 0.3%						2,748,951
Republic of Colombia	4.000		02-26-24		200,000	199,000
Republic of Colombia	5.000		06-15-45		650,000	600,438
Republic of Colombia	5.625		02-26-44		200,000	199,750
Republic of Colombia	6.000		04-28-28	COP	1,878,400,000	540,700
Republic of Colombia	6.125		01-18-41		125,000	131,406
Republic of Colombia	7.500		08-26-26	COP	2,867,600,000	946,152
Republic of Colombia	10.000		07-24-24	COP	346,600,000	131,505
Croatia 0.2%						1,365,843
Republic of Croatia	3.000		03-11-25	EUR	300,000	316,812
Republic of Croatia	5.500		04-04-23		225,000	236,694
Republic of Croatia	6.000		01-26-24		600,000	649,362
Republic of Croatia	6.625		07-14-20		150,000	162,975
Cyprus 0.1%						1,066,266
Republic of Cyprus	3.750		07-26-23	EUR	450,000	484,730
Republic of Cyprus	3.875		05-06-22	EUR	254,000	278,398
Republic of Cyprus	4.250		11-04-25	EUR	272,000	303,138
Czech Republic 0.1%						647,054
Czech Republic	3.625		04-14-21	EUR	286,000	348,819
Czech Republic	3.875		05-24-22	EUR	235,000	298,235
Denmark 0.0%						193,035
Kingdom of Denmark	1.750		11-15-25	DKK	945,000	150,875
Kingdom of Denmark	4.500		11-15-39	DKK	171,000	42,160
Dominican Republic 0.2%						1,596,912
Government of Dominican Republic (S)	5.500		01-27-25		105,000	100,835
Government of Dominican Republic	5.500		01-27-25		300,000	287,952
Government of Dominican Republic (S)	6.850		01-27-45		110,000	104,500
Government of Dominican Republic	6.850		01-27-45		840,000	798,000
Government of Dominican Republic	6.875		01-29-26		100,000	103,625
Government of Dominican Republic	7.450		04-30-44		200,000	202,000

20SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
El Salvador 0.0%						$403,650
Republic of El Salvador (S)	6.375		01-18-27		460,000	403,650
France 0.0%						225,897
Government of France (S)	1.250		05-25-36	EUR	62,000	64,366
Government of France	1.750		11-25-24	EUR	77,000	90,446
Government of France	4.000		10-25-38	EUR	45,000	71,085
Gabon 0.0%						306,505
Republic of Gabon	6.375		12-12-24		350,000	306,505
Germany 0.1%						526,533
Federal Republic of Germany	2.500		07-04-44	EUR	359,000	526,533
Ghana 0.0%						203,400
Republic of Ghana (S)	9.250		09-15-22		200,000	203,400
Grenada 0.0%						56,008
Government of Grenada	7.000		05-12-30		104,200	56,008
Hungary 0.3%						2,942,510
Republic of Hungary	2.500		10-27-21	HUF	101,690,000	350,498
Republic of Hungary	3.000		06-26-24	HUF	139,450,000	470,122
Republic of Hungary	5.500		06-24-25	HUF	90,390,000	357,761
Republic of Hungary	6.000		11-24-23	HUF	42,760,000	175,052
Republic of Hungary	7.000		06-24-22	HUF	378,030,000	1,589,077
Iceland 0.0%						113,206
Republic of Iceland	2.500		07-15-20	EUR	100,000	113,206
India 0.1%						955,983
Republic of India	7.800		04-11-21	INR	30,000,000	464,101
Republic of India	8.120		12-10-20	INR	10,000,000	155,913
Republic of India	8.400		07-28-24	INR	20,710,000	335,969
Indonesia 0.8%						7,148,008
Perusahaan Penerbit SBSN Indonesia III	4.350		09-10-24		550,000	557,590
Republic of Indonesia	3.375		04-15-23		450,000	444,417
Republic of Indonesia (S)	3.750		04-25-22		675,000	678,525
Republic of Indonesia (S)	3.750		06-14-28	EUR	192,000	207,862
Republic of Indonesia	3.750		06-14-28	EUR	230,000	249,001
Republic of Indonesia	4.625		04-15-43		420,000	415,759
Republic of Indonesia	4.875		05-05-21		700,000	743,702
Republic of Indonesia	5.250		01-17-42		300,000	307,596
Republic of Indonesia	5.625		05-15-23	IDR	7,650,000,000	490,946
Republic of Indonesia	6.125		05-15-28	IDR	2,560,000,000	158,520
Republic of Indonesia	8.250		07-15-21	IDR	4,900,000,000	365,388
Republic of Indonesia	8.250		06-15-32	IDR	3,095,000,000	224,546
Republic of Indonesia	8.250		05-15-36	IDR	6,365,000,000	470,636
Republic of Indonesia	8.375		03-15-24	IDR	4,950,000,000	365,969
Republic of Indonesia	8.375		09-15-26	IDR	3,000,000,000	224,863
Republic of Indonesia	8.500		10-12-35		100,000	139,239
Republic of Indonesia	8.750		05-15-31	IDR	2,215,000,000	170,466
Republic of Indonesia	9.500		07-15-31	IDR	1,400,000,000	112,700
Republic of Indonesia	9.500		05-15-41	IDR	4,682,000,000	397,815
Republic of Indonesia	10.000		09-15-24	IDR	5,240,000,000	422,468
Ireland 0.2%						1,906,768
Republic of Ireland	1.000		05-15-26	EUR	850,000	910,271

SEE NOTES TO FUND'S INVESTMENTS21

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ireland (continued)
Republic of Ireland	4.500		10-18-18	EUR	66,000	$76,573
Republic of Ireland	4.500		04-18-20	EUR	316,000	389,721
Republic of Ireland	5.400		03-13-25	EUR	363,000	530,203
Israel 0.2%						1,781,907
Government of Israel	1.750		08-31-25	ILS	5,927,000	1,502,132
Government of Israel	4.625		03-18-20	EUR	230,000	279,775
Italy 0.5%						4,321,782
Republic of Italy (S)	3.250		09-01-46	EUR	734,000	813,556
Republic of Italy	3.500		12-01-18	EUR	746,000	842,278
Republic of Italy	4.250		09-01-19	EUR	376,000	440,352
Republic of Italy	4.250		03-01-20	EUR	320,000	380,226
Republic of Italy	4.500		02-01-20	EUR	314,000	374,664
Republic of Italy	4.750		09-01-21	EUR	1,175,000	1,470,706
Ivory Coast 0.1%						1,123,578
Republic of Ivory Coast	5.375		07-23-24		330,000	316,061
Republic of Ivory Coast	5.750		12-31-32		876,150	807,517
Jamaica 0.3%						2,381,197
Government of Jamaica	6.750		04-28-28		715,000	761,475
Government of Jamaica	7.625		07-09-25		640,000	714,214
Government of Jamaica	7.875		07-28-45		200,000	211,636
Government of Jamaica	8.000		03-15-39		595,000	643,969
Government of Jamaica	8.500		11-16-21		47,619	49,903
Japan 1.2%						10,695,912
Government of Japan	0.100		06-20-21	JPY	135,550,000	1,194,816
Government of Japan	0.400		03-20-25	JPY	76,250,000	688,738
Government of Japan	1.200		12-20-34	JPY	206,800,000	2,062,411
Government of Japan	1.400		09-20-34	JPY	145,500,000	1,495,078
Government of Japan	1.400		03-20-55	JPY	27,500,000	302,602
Government of Japan	1.700		09-20-44	JPY	194,300,000	2,201,082
Government of Japan	2.200		09-20-39	JPY	23,000,000	274,068
Government of Japan, CPI Linked Bond	0.100		09-10-23	JPY	74,632,800	681,300
Government of Japan, CPI Linked Bond	0.100		03-10-24	JPY	64,897,000	593,164
Government of Japan, CPI Linked Bond	0.100		09-10-24	JPY	51,191,000	471,845
Government of Japan, CPI Linked Bond	0.100		03-10-25	JPY	79,182,000	730,808
Kenya 0.0%						379,524
Republic of Kenya	6.875		06-24-24		400,000	379,524
Latvia 0.0%						155,461
Republic of Latvia	1.375		05-16-36	EUR	150,000	155,461
Lebanon 0.1%						491,943
Republic of Lebanon	5.800		04-14-20		200,000	194,760
Republic of Lebanon	6.650		04-22-24		200,000	192,433
Republic of Lebanon	8.250		04-12-21		100,000	104,750
Malaysia 0.6%						5,362,083
Government of Malaysia	3.418		08-15-22	MYR	1,529,000	325,934
Government of Malaysia	3.654		10-31-19	MYR	2,795,000	617,535
Government of Malaysia	3.795		09-30-22	MYR	3,389,000	739,339
Government of Malaysia	4.160		07-15-21	MYR	1,414,000	316,096
Government of Malaysia	4.232		06-30-31	MYR	767,000	161,582
Government of Malaysia	4.378		11-29-19	MYR	2,575,000	581,606

22SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Malaysia (continued)
Government of Malaysia	4.390		07-07-23	MYR	3,820,000	$866,126
Government of Malaysia	4.392		04-15-26	MYR	1,735,000	375,746
Government of Malaysia	4.498		04-15-30	MYR	1,350,000	292,644
Government of Malaysia	4.736		03-15-46	MYR	4,240,000	916,660
Government of Malaysia	4.935		09-30-43	MYR	770,000	168,815
Mexico 0.7%						6,090,069
Government of Mexico	2.000		06-09-22	MXN	6,354,002	291,137
Government of Mexico	3.625		04-09-29	EUR	100,000	111,446
Government of Mexico	4.000		10-02-23		270,000	269,325
Government of Mexico	4.125		01-21-26		300,000	296,250
Government of Mexico	4.500		12-04-25	MXN	2,846,883	151,390
Government of Mexico	4.600		01-23-46		645,000	559,538
Government of Mexico	4.750		03-08-44		770,000	683,375
Government of Mexico	5.000		12-11-19	MXN	29,180,000	1,353,415
Government of Mexico	5.750		10-12-10		50,000	45,000
Government of Mexico	6.500		06-10-21	MXN	3,580,000	170,869
Government of Mexico	7.500		06-03-27	MXN	8,272,000	405,078
Government of Mexico	7.750		05-29-31	MXN	17,600,000	867,510
Government of Mexico	7.750		11-13-42	MXN	1,210,000	59,399
Government of Mexico	8.000		06-11-20	MXN	2,293,000	115,697
Government of Mexico	8.500		11-18-38	MXN	1,050,000	55,532
Government of Mexico	10.000		12-05-24	MXN	11,540,000	655,108
Morocco 0.1%						610,705
Kingdom of Morocco (S)	4.250		12-11-22		200,000	202,230
Kingdom of Morocco	4.500		10-05-20	EUR	350,000	408,475
Netherlands 0.1%						523,007
Kingdom of Netherlands	5.500		01-15-28	EUR	320,000	523,007
Norway 0.0%						140,759
Government of Norway (S)	3.000		03-14-24	NOK	714,000	92,521
Government of Norway (S)	4.250		05-19-17	NOK	404,000	48,238
Oman 0.1%						580,740
Sultanate of Oman (S)	4.750		06-15-26		600,000	580,740
Pakistan 0.1%						832,665
Islamic Republic of Pakistan	7.250		04-15-19		300,000	316,247
Islamic Republic of Pakistan	7.875		03-31-36		100,000	95,481
Islamic Republic of Pakistan (S)	8.250		09-30-25		200,000	218,021
The Third Pakistan International Sukuk Company, Ltd. (S)	5.500		10-13-21		200,000	202,916
Peru 0.1%						715,732
Republic of Peru (S)	5.700		08-12-24	PEN	1,111,000	322,104
Republic of Peru (S)	6.350		08-12-28	PEN	640,000	185,520
Republic of Peru	6.900		08-12-37	PEN	698,000	208,108
Philippines 0.1%						611,019
Republic of Philippines	4.950		01-15-21	PHP	13,000,000	261,934
Republic of Philippines	6.250		01-14-36	PHP	16,000,000	349,085
Poland 0.2%						2,052,734
Republic of Poland	1.500		04-25-20	PLN	1,110,000	255,691
Republic of Poland	1.750		07-25-21	PLN	2,430,000	548,731
Republic of Poland	2.500		07-25-18	PLN	1,070,000	257,302
Republic of Poland	2.500		07-25-26	PLN	950,000	204,617

SEE NOTES TO FUND'S INVESTMENTS23

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Poland (continued)
Republic of Poland	4.000		10-25-23	PLN	2,163,000	$534,936
Republic of Poland	5.750		09-23-22	PLN	420,000	113,438
Republic of Poland	5.750		04-25-29	PLN	490,000	138,019
Romania 0.3%						2,793,786
Government of Romania	4.625		09-18-20	EUR	110,000	134,902
Government of Romania	4.750		02-24-25	RON	2,120,000	545,138
Government of Romania	4.875		11-07-19	EUR	225,000	270,451
Government of Romania	5.750		04-29-20	RON	1,020,000	269,234
Government of Romania	5.800		07-26-27	RON	1,320,000	365,465
Government of Romania	5.850		04-26-23	RON	3,210,000	873,759
Government of Romania	5.950		06-11-21	RON	1,240,000	334,837
Russia 0.7%						6,007,755
Government of Russia	4.500		04-04-22		1,000,000	1,033,667
Government of Russia	4.875		09-16-23		800,000	840,738
Government of Russia	5.625		04-04-42		200,000	211,760
Government of Russia	7.050		01-19-28	RUB	20,970,000	288,593
Government of Russia	7.500		03-15-18	RUB	7,100,000	109,171
Government of Russia	7.500		02-27-19	RUB	1,107,000	16,883
Government of Russia	7.500		08-18-21	RUB	84,000,000	1,249,133
Government of Russia	7.600		07-20-22	RUB	83,382,000	1,236,329
Government of Russia	8.150		02-03-27	RUB	62,902,000	948,459
Government of Russia	8.500		09-17-31	RUB	4,810,000	73,022
Serbia 0.3%						2,855,032
Republic of Serbia	4.875		02-25-20		800,000	814,192
Republic of Serbia	6.750		11-01-24		141,699	143,470
Republic of Serbia	7.250		09-28-21		1,700,000	1,897,370
Singapore 0.0%						301,073
Republic of Singapore	3.125		09-01-22	SGD	406,000	301,073
Slovenia 0.3%						2,337,836
Republic of Slovenia	1.500		03-25-35	EUR	140,000	137,049
Republic of Slovenia	2.125		07-28-25	EUR	345,000	400,448
Republic of Slovenia	2.250		03-03-32	EUR	610,000	680,920
Republic of Slovenia	5.125		03-30-26	EUR	202,000	291,849
Republic of Slovenia	5.250		02-18-24		240,000	265,829
Republic of Slovenia	5.850		05-10-23		494,000	561,741
South Africa 0.5%						4,102,239
Republic of South Africa	5.875		09-16-25		480,000	514,320
Republic of South Africa	6.500		02-28-41	ZAR	3,136,000	155,318
Republic of South Africa	6.750		03-31-21	ZAR	2,995,000	199,560
Republic of South Africa	7.000		02-28-31	ZAR	15,763,000	908,101
Republic of South Africa	7.000		02-28-31	ZAR	6,712,000	386,676
Republic of South Africa	7.250		01-15-20	ZAR	6,660,000	459,257
Republic of South Africa	7.750		02-28-23	ZAR	1,700,000	114,891
Republic of South Africa	8.000		01-31-30	ZAR	13,041,000	825,900
Republic of South Africa	8.500		01-31-37	ZAR	3,050,000	192,319
Republic of South Africa	8.750		02-28-48	ZAR	1,449,000	92,792
Republic of South Africa	10.500		12-21-26	ZAR	3,260,000	253,105
South Korea 0.2%						1,535,088
Republic of Korea	2.750		09-10-19	KRW	778,050,000	682,215
Republic of Korea	3.000		09-10-24	KRW	943,430,000	852,873

24SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Sri Lanka 0.2%						$1,710,015
Republic of Sri Lanka	5.750		01-18-22		300,000	297,553
Republic of Sri Lanka	6.125		06-03-25		200,000	191,543
Republic of Sri Lanka	6.250		07-27-21		700,000	719,250
Republic of Sri Lanka (S)	6.825		07-18-26		200,000	200,500
Republic of Sri Lanka	6.850		11-03-25		300,000	301,169
Sweden 0.1%						455,418
Kingdom of Sweden	3.500		03-30-39	SEK	175,000	26,361
Svensk Exportkredit AB	5.125		03-01-17		425,000	429,057
Thailand 0.1%						1,164,148
Kingdom of Thailand	1.250		03-12-28	THB	5,302,737	136,935
Kingdom of Thailand	1.875		06-17-22	THB	1,100,000	30,350
Kingdom of Thailand	3.775		06-25-32	THB	4,841,000	146,699
Kingdom of Thailand	3.850		12-12-25	THB	15,373,000	471,622
Kingdom of Thailand	4.750		12-20-24	THB	2,323,000	75,777
Kingdom of Thailand	4.875		06-22-29	THB	9,000,000	302,765
Trinidad And Tobago 0.0%						192,826
Republic of Trinidad & Tobago (S)	4.500		08-04-26		200,000	192,826
Turkey 0.5%						4,746,501
Hazine Mustesarligi Varlik Kiralama AS	4.489		11-25-24		630,000	593,503
Republic of Turkey	3.250		03-23-23		300,000	266,580
Republic of Turkey	4.875		10-09-26		200,000	185,736
Republic of Turkey	5.125		03-25-22		850,000	845,750
Republic of Turkey	5.625		03-30-21		200,000	205,089
Republic of Turkey	6.250		09-26-22		1,150,000	1,200,313
Republic of Turkey	6.875		03-17-36		155,000	158,949
Republic of Turkey	6.875		03-17-36		185,000	189,470
Republic of Turkey	8.000		03-12-25	TRY	530,000	131,350
Republic of Turkey	10.400		03-20-24	TRY	1,503,000	430,466
Republic of Turkey	10.500		01-15-20	TRY	165,000	48,570
Republic of Turkey	10.600		02-11-26	TRY	1,720,000	490,725
Ukraine 0.3%						2,481,673
Republic of Ukraine (P)(S)	0.000		05-31-40		611,000	178,903
Republic of Ukraine (S)	7.750		09-01-20		925,000	879,731
Republic of Ukraine	7.750		09-01-20		200,000	190,220
Republic of Ukraine (S)	7.750		09-01-21		808,000	758,429
Republic of Ukraine	7.750		09-01-21		200,000	187,080
Republic of Ukraine (S)	7.750		09-01-23		314,000	287,310
United Kingdom 0.3%						2,721,138
Government of United Kingdom	3.500		01-22-45	GBP	382,000	627,834
Government of United Kingdom	4.250		12-07-46	GBP	455,000	858,840
Government of United Kingdom	4.250		12-07-46	GBP	654,000	1,234,464
Venezuela 0.0%						168,970
Republic of Venezuela	7.650		04-21-25		265,000	111,300
Republic of Venezuela	12.750		08-23-22		100,000	57,670
Vietnam 0.0%						398,268
Socialist Republic of Vietnam	4.800		11-19-24		200,000	199,134
Socialist Republic of Vietnam (S)	4.800		11-19-24		200,000	199,134
Zambia 0.1%						1,043,582
Republic of Zambia	5.375		09-20-22		1,000,000	855,330

SEE NOTES TO FUND'S INVESTMENTS25

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Zambia (continued)
Republic of Zambia	8.970		07-30-27		200,000	$188,252
Corporate bonds 34.5%						$309,962,215
(Cost $312,183,557)
Consumer discretionary 6.7%						60,087,893
Auto components 0.3%
Avis Budget Car Rental LLC (S)	5.250		03-15-25		425,000	392,063
Delphi Automotive PLC	3.150		11-19-20		120,000	121,921
Delphi Automotive PLC	4.250		01-15-26		235,000	243,746
Delphi Corp.	4.150		03-15-24		120,000	123,611
GKN Holdings PLC	5.375		09-19-22	GBP	100,000	142,837
GKN Holdings PLC	6.750		10-28-19	GBP	13,000	18,521
MPG Holdco I, Inc.	7.375		10-15-22		450,000	461,250
Nexteer Automotive Group, Ltd. (S)	5.875		11-15-21		275,000	286,688
The Goodyear Tire & Rubber Company	5.125		11-15-23		175,000	178,719
TI Group Automotive Systems LLC (S)	8.750		07-15-23		375,000	386,250
Automobiles 0.3%
Ford Motor Company	4.750		01-15-43		140,000	131,151
Ford Motor Credit Company LLC	1.684		09-08-17		205,000	205,027
General Motors Company	3.500		10-02-18		160,000	162,954
General Motors Company	4.000		04-01-25		380,000	369,148
General Motors Financial Company, Inc.	2.350		10-04-19		90,000	88,463
General Motors Financial Company, Inc.	3.150		01-15-20		125,000	125,528
General Motors Financial Company, Inc.	3.200		07-06-21		280,000	276,625
General Motors Financial Company, Inc.	3.500		07-10-19		300,000	305,000
General Motors Financial Company, Inc.	4.750		08-15-17		195,000	199,203
Hyundai Capital America (S)	1.450		02-06-17		85,000	85,024
Hyundai Capital America (S)	1.750		09-27-19		65,000	63,893
Hyundai Capital America (S)	2.000		03-19-18		285,000	284,915
Hyundai Capital America (S)	2.000		07-01-19		35,000	34,697
Hyundai Capital America (S)	2.500		03-18-19		110,000	110,458
Hyundai Capital Services, Inc. (S)	3.500		09-13-17		200,000	202,642
Diversified consumer services 0.0%
Nord Anglia Education Finance LLC (S)	5.750		07-15-22	CHF	150,000	154,544
Hotels, restaurants and leisure 0.9%
24 Hour Holdings III LLC (S)	8.000		06-01-22		325,000	271,375
Boyd Gaming Corp. (S)	6.375		04-01-26		275,000	286,688
Brinker International, Inc.	2.600		05-15-18		85,000	85,000
Brinker International, Inc. (S)	5.000		10-01-24		50,000	50,000
Cirsa Funding Luxembourg SA (S)	5.875		05-15-23	EUR	375,000	406,701
Codere Finance 2 Luxembourg SA (S)	6.750		11-01-21	EUR	125,000	130,792
Codere Finance 2 Luxembourg SA (S)	7.625		11-01-21		400,000	386,200
Eldorado Resorts, Inc.	7.000		08-01-23		425,000	449,438
Great Canadian Gaming Corp. (S)	6.625		07-25-22	CAD	500,000	391,759
Hilton Domestic Operating Company, Inc. (S)	4.250		09-01-24		275,000	269,500
InterContinental Hotels Group PLC	3.875		11-28-22	GBP	100,000	135,662
International Game Technology PLC (S)	6.250		02-15-22		400,000	425,000
International Game Technology PLC (S)	6.500		02-15-25		525,000	557,813
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24		125,000	126,250
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26		250,000	251,250
LTF Merger Sub, Inc. (S)	8.500		06-15-23		325,000	331,500
MGM Resorts International	6.000		03-15-23		275,000	295,625

26SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (S)	4.625		01-15-22		75,000	$76,219
PF Chang's China Bistro, Inc. (S)	10.250		06-30-20		150,000	142,875
Playa Resorts Holding BV (S)	8.000		08-15-20		300,000	309,750
Sabre GLBL, Inc. (S)	5.375		04-15-23		150,000	152,175
Scientific Games International, Inc. (S)	7.000		01-01-22		225,000	237,375
Scientific Games International, Inc.	10.000		12-01-22		1,175,000	1,101,563
Seminole Hard Rock Entertainment, Inc. (S)	5.875		05-15-21		250,000	246,250
Shingle Springs Tribal Gaming Authority (S)	9.750		09-01-21		400,000	432,000
Wyndham Worldwide Corp.	2.950		03-01-17		45,000	45,112
Wyndham Worldwide Corp.	4.250		03-01-22		180,000	186,290
Household durables 0.4%
Bormioli Rocco Holdings SA	10.000		08-01-18	EUR	100,000	108,905
LSF9 Balta Issuer SA	7.750		09-15-22	EUR	275,000	314,925
Mohawk Industries, Inc.	3.850		02-01-23		245,000	248,653
Newell Brands, Inc.	2.050		12-01-17		145,000	145,456
Newell Brands, Inc.	2.150		10-15-18		55,000	55,327
Newell Brands, Inc.	2.600		03-29-19		120,000	121,494
Newell Brands, Inc.	3.900		11-01-25		260,000	261,375
Newell Brands, Inc.	5.375		04-01-36		135,000	149,456
Newell Brands, Inc.	5.500		04-01-46		160,000	179,888
RSI Home Products, Inc. (S)	6.500		03-15-23		350,000	364,875
Shea Homes LP (S)	5.875		04-01-23		150,000	145,875
Taylor Morrison Communities, Inc. (S)	5.875		04-15-23		200,000	201,500
Tempur Sealy International, Inc.	5.500		06-15-26		200,000	199,000
Tempur Sealy International, Inc.	5.625		10-15-23		225,000	229,500
Tupperware Brands Corp.	4.750		06-01-21		160,000	170,333
Turkiye Sise Ve Cam Fabrikalari AS	4.250		05-09-20		200,000	193,850
Whirlpool Corp.	1.650		11-01-17		75,000	75,104
William Lyon Homes, Inc.	7.000		08-15-22		325,000	337,188
William Lyon Homes, Inc.	8.500		11-15-20		450,000	468,000
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800		12-05-34		240,000	260,433
Expedia, Inc.	2.500		06-03-22	EUR	100,000	110,219
Expedia, Inc.	4.500		08-15-24		165,000	165,915
Expedia, Inc.	5.000		02-15-26		690,000	709,085
JD.com, Inc.	3.125		04-29-21		210,000	207,240
JD.com, Inc.	3.875		04-29-26		300,000	283,153
QVC, Inc.	3.125		04-01-19		160,000	161,875
QVC, Inc.	4.375		03-15-23		775,000	755,968
QVC, Inc.	4.450		02-15-25		255,000	242,500
QVC, Inc.	4.850		04-01-24		155,000	152,517
The Priceline Group, Inc.	2.375		09-23-24	EUR	200,000	220,578
The Priceline Group, Inc.	3.600		06-01-26		455,000	449,494
The Priceline Group, Inc.	3.650		03-15-25		450,000	449,445
Leisure products 0.1%
CCA Club Operations Holdings LLC (S)	8.250		12-15-23		225,000	236,813
GLP Capital LP	4.375		11-01-18		325,000	336,375
Intralot Capital Luxembourg SA (S)	6.750		09-15-21	EUR	175,000	186,694
Vista Outdoor, Inc.	5.875		10-01-23		175,000	182,000
Media 3.5%
21st Century Fox America, Inc.	8.250		08-10-18		145,000	160,183
Altice Financing SA (S)	6.500		01-15-22		225,000	231,891

SEE NOTES TO FUND'S INVESTMENTS27

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Altice Financing SA (S)	7.500		05-15-26		700,000	$711,690
Altice Finco SA (S)	8.125		01-15-24		600,000	616,500
Altice Luxembourg SA (S)	7.250		05-15-22	EUR	100,000	112,853
Altice Luxembourg SA (S)	7.625		02-15-25		1,385,000	1,419,625
Altice Luxembourg SA (S)	7.750		05-15-22		1,225,000	1,283,188
AMC Entertainment Holdings, Inc. (S)	5.875		11-15-26		150,000	151,125
AMC Entertainment Holdings, Inc. (S)	6.375		11-15-24	GBP	100,000	128,809
AMC Entertainment, Inc.	5.750		06-15-25		500,000	503,750
AMC Networks, Inc.	4.750		12-15-22		175,000	175,219
Arqiva Broadcast Finance PLC (S)	9.500		03-31-20	GBP	600,000	801,393
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	100,000	133,565
Cable One, Inc. (S)	5.750		06-15-22		150,000	154,500
CCO Holdings LLC (S)	5.500		05-01-26		275,000	277,750
CCO Holdings LLC	5.750		09-01-23		350,000	367,063
CCO Holdings LLC	5.750		01-15-24		700,000	732,375
CCO Holdings LLC (S)	5.875		04-01-24		675,000	714,656
Cengage Learning, Inc. (S)	9.500		06-15-24		100,000	87,250
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		375,000	369,844
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		325,000	320,125
Cequel Communications Holdings I LLC (S)	6.375		09-15-20		650,000	669,708
Cequel Communications Holdings I LLC (S)	7.750		07-15-25		550,000	588,500
Charter Communications Operating LLC (S)	3.579		07-23-20		105,000	107,113
Charter Communications Operating LLC (S)	4.908		07-23-25		625,000	651,518
Charter Communications Operating LLC (S)	6.384		10-23-35		45,000	50,348
Charter Communications Operating LLC (S)	6.484		10-23-45		520,000	582,392
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22		275,000	277,406
CSC Holdings LLC (S)	6.625		10-15-25		600,000	648,000
CSC Holdings LLC (S)	10.125		01-15-23		1,200,000	1,381,500
CSC Holdings LLC (S)	10.875		10-15-25		275,000	320,375
DISH DBS Corp.	6.750		06-01-21		475,000	510,625
DISH DBS Corp.	7.750		07-01-26		425,000	469,094
EMI Music Publishing Group North America Holdings, Inc. (S)	7.625		06-15-24		100,000	107,000
Entertainment One, Ltd. (S)	6.875		12-15-22	GBP	100,000	134,541
iHeartCommunications, Inc.	9.000		12-15-19		200,000	157,500
Lamar Media Corp.	5.875		02-01-22		275,000	283,250
LGE HoldCo VI BV (S)	7.125		05-15-24	EUR	325,000	386,785
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24		300,000	292,125
MDC Partners, Inc. (S)	6.500		05-01-24		450,000	384,750
Nexstar Escrow Corp. (S)	5.625		08-01-24		325,000	321,750
Numericable Group SA	5.625		05-15-24	EUR	100,000	109,625
Omnicom Group, Inc.	3.625		05-01-22		95,000	98,147
Omnicom Group, Inc.	3.650		11-01-24		550,000	555,315
Outfront Media Capital LLC	5.625		02-15-24		250,000	256,875
ProSiebenSat.1 Media AG	2.625		04-15-21	EUR	200,000	225,355
Regal Entertainment Group	5.750		03-15-22		500,000	525,000
SES Global Americas Holdings GP (S)	2.500		03-25-19		110,000	109,451
SES SA (S)	3.600		04-04-23		185,000	182,980
Sinclair Television Group, Inc. (S)	5.875		03-15-26		125,000	124,063
Sirius XM Radio, Inc. (S)	5.250		08-15-22		660,000	689,700
Sirius XM Radio, Inc. (S)	6.000		07-15-24		375,000	390,000
Sky PLC	1.875		11-24-23	EUR	200,000	218,952
Sky PLC (S)	3.750		09-16-24		295,000	294,112

28SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	2.250		11-15-17		260,000	$261,392
The Interpublic Group of Companies, Inc.	3.750		02-15-23		65,000	65,722
The Interpublic Group of Companies, Inc.	4.000		03-15-22		125,000	129,608
The Interpublic Group of Companies, Inc.	4.200		04-15-24		845,000	870,636
Thomson Reuters Corp.	1.300		02-23-17		120,000	120,032
Thomson Reuters Corp.	3.350		05-15-26		55,000	53,449
Thomson Reuters Corp.	3.850		09-29-24		200,000	203,410
Time Warner Cable LLC	4.000		09-01-21		50,000	51,361
Time Warner Cable LLC	5.000		02-01-20		120,000	127,207
Time Warner Cable LLC	5.850		05-01-17		50,000	50,883
Time Warner Cable LLC	6.550		05-01-37		240,000	268,685
Time Warner Cable LLC	6.750		07-01-18		25,000	26,786
Time Warner Cable LLC	6.750		06-15-39		365,000	411,222
Time Warner Cable LLC	7.300		07-01-38		330,000	392,438
Time Warner Cable LLC	8.250		04-01-19		385,000	434,453
Time Warner Cable LLC	8.750		02-14-19		25,000	28,307
Townsquare Media, Inc. (S)	6.500		04-01-23		400,000	378,000
Tribune Media Company	5.875		07-15-22		400,000	390,080
Unitymedia GmbH (S)	6.125		01-15-25		550,000	559,625
Unitymedia Hessen GmbH & Company KG (S)	4.000		01-15-25	EUR	100,000	107,675
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		500,000	491,250
Univision Communications, Inc. (S)	5.125		02-15-25		300,000	284,250
Univision Communications, Inc. (S)	6.750		09-15-22		190,000	196,888
Virgin Media Finance PLC (S)	6.000		10-15-24		200,000	201,000
Virgin Media Finance PLC (S)	7.000		04-15-23	GBP	375,000	497,540
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		200,000	193,500
Virgin Media Secured Finance PLC (S)	5.500		08-15-26		600,000	585,000
Virgin Media Secured Finance PLC	6.250		03-28-29	GBP	150,000	193,742
VTR Finance BV (S)	6.875		01-15-24		825,000	837,375
WideOpenWest Finance LLC	10.250		07-15-19		375,000	394,688
WideOpenWest Finance LLC	13.375		10-15-19		204,000	217,260
WPP Finance 2010	3.625		09-07-22		180,000	184,824
WPP Finance 2010	3.750		09-19-24		315,000	316,463
WPP PLC	6.000		04-04-17	GBP	50,000	63,627
Ziggo Bond Finance BV (S)	4.625		01-15-25	EUR	100,000	105,667
Ziggo Bond Finance BV (S)	6.000		01-15-27		325,000	312,000
Multiline retail 0.2%
Dollar General Corp.	4.125		07-15-17		240,000	243,716
Dollar Tree, Inc.	5.250		03-01-20		25,000	25,813
Dollar Tree, Inc.	5.750		03-01-23		100,000	106,250
JC Penney Corp., Inc. (S)	5.875		07-01-23		425,000	435,625
JC Penney Corp., Inc.	8.125		10-01-19		400,000	432,500
LS Finance 2022, Ltd.	4.250		10-16-22		200,000	192,034
Marks & Spencer PLC	4.750		06-12-25	GBP	100,000	137,660
Next PLC	4.375		10-02-26	GBP	150,000	204,526
Specialty retail 0.4%
AutoZone, Inc.	1.625		04-21-19		20,000	19,823
Group 1 Automotive, Inc.	5.000		06-01-22		175,000	170,625
Group 1 Automotive, Inc. (S)	5.250		12-15-23		125,000	122,188
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		350,000	332,500
Jo-Ann Stores LLC (S)	8.125		03-15-19		129,000	128,033
New Look Secured Issuer PLC (S)	6.500		07-01-22	GBP	425,000	501,209

SEE NOTES TO FUND'S INVESTMENTS29

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail (continued)
O'Reilly Automotive, Inc.	3.550		03-15-26		155,000	$154,046
O'Reilly Automotive, Inc.	3.800		09-01-22		25,000	25,949
O'Reilly Automotive, Inc.	3.850		06-15-23		85,000	87,588
O'Reilly Automotive, Inc.	4.875		01-14-21		350,000	375,604
Penske Automotive Group, Inc.	5.750		10-01-22		275,000	281,188
PetSmart, Inc. (S)	7.125		03-15-23		775,000	793,406
Sonic Automotive, Inc.	5.000		05-15-23		200,000	193,000
Sonic Automotive, Inc.	7.000		07-15-22		225,000	234,563
The Men's Wearhouse, Inc.	7.000		07-01-22		525,000	477,750
Textiles, apparel and luxury goods 0.1%
INVISTA Finance LLC (S)	4.250		10-15-19		250,000	249,922
Springs Industries, Inc.	6.250		06-01-21		325,000	333,840
Under Armour, Inc.	3.250		06-15-26		265,000	249,233
Consumer staples 1.1%						9,737,212
Beverages 0.0%
Pernod-Ricard SA (S)	4.450		01-15-22		295,000	312,723
Food and staples retailing 0.3%
Albertsons Companies LLC (S)	5.750		03-15-25		225,000	220,793
Albertsons Companies LLC (S)	6.625		06-15-24		325,000	335,920
CVS Health Corp.	3.875		07-20-25		280,000	286,878
CVS Health Corp.	5.125		07-20-45		230,000	251,682
Delhaize Group SA	6.500		06-15-17		135,000	138,373
New Albertsons, Inc.	7.450		08-01-29		175,000	165,813
New Albertsons, Inc.	8.000		05-01-31		100,000	97,000
Rite Aid Corp. (S)	6.125		04-01-23		575,000	614,618
Russian Agricultural Bank OJSC	8.500		10-16-23		200,000	212,655
Tesco PLC	6.125		02-24-22	GBP	50,000	70,219
Walgreens Boots Alliance, Inc.	1.750		05-30-18		75,000	75,108
Food products 0.4%
Bunge Finance Europe BV	1.850		06-16-23	EUR	100,000	108,356
Bunge, Ltd. Finance Corp.	3.200		06-15-17		195,000	196,732
Bunge, Ltd. Finance Corp.	3.250		08-15-26		230,000	221,096
Bunge, Ltd. Finance Corp.	3.500		11-24-20		301,000	306,237
Bunge, Ltd. Finance Corp.	8.500		06-15-19		10,000	11,502
Danone SA (S)	2.589		11-02-23		480,000	462,919
Dean Foods Company (S)	6.500		03-15-23		350,000	364,000
Lamb Weston Holdings, Inc. (S)	4.625		11-01-24		225,000	224,438
Marfrig Holdings Europe BV (S)	8.000		06-08-23		200,000	200,500
Marfrig Overseas, Ltd.	9.500		05-04-20		200,000	206,200
Mead Johnson Nutrition Company	4.125		11-15-25		130,000	133,034
Minerva Luxembourg SA	7.750		01-31-23		200,000	208,000
Minerva Luxembourg SA (S)	7.750		01-31-23		400,000	416,000
Minerva Luxembourg SA (S)	12.250		02-10-22		200,000	216,000
Mriya Agro Holding PLC (H)	9.450		04-19-18		200,000	10,000
Mriya Agro Holding PLC (H)(S)	9.450		04-19-18		300,000	15,000
Mriya Agro Holding PLC	12.000		12-31-18		200,000	200,000
Post Holdings, Inc. (S)	5.000		08-15-26		200,000	189,700
TreeHouse Foods, Inc. (S)	6.000		02-15-24		25,000	26,000
Tyson Foods, Inc.	2.650		08-15-19		50,000	50,485
Household products 0.1%
Central Garden & Pet Company	6.125		11-15-23		150,000	156,375

30SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Household products (continued)
Energizer Holdings, Inc. (S)	5.500		06-15-25		300,000	$300,000
HRG Group, Inc.	7.875		07-15-19		300,000	313,125
Personal products 0.1%
Avon International Operations, Inc. (S)	7.875		08-15-22		225,000	235,969
Kirk Beauty One GmbH (S)	8.750		07-15-23	EUR	200,000	228,536
Tobacco 0.2%
Imperial Tobacco Finance PLC (S)	2.050		02-11-18		200,000	200,330
Imperial Tobacco Finance PLC (S)	4.250		07-21-25		790,000	812,005
Reynolds American, Inc.	2.300		06-12-18		90,000	90,677
Reynolds American, Inc.	4.000		06-12-22		200,000	210,508
Reynolds American, Inc.	4.450		06-12-25		440,000	465,494
Reynolds American, Inc.	5.850		08-15-45		120,000	141,757
Reynolds American, Inc.	8.125		06-23-19		30,000	34,455
Energy 5.9%						52,714,566
Energy equipment and services 0.6%
Antero Midstream Partners LP (S)	5.375		09-15-24		200,000	204,500
Archrock Partners LP	6.000		04-01-21		250,000	238,750
Archrock Partners LP	6.000		10-01-22		251,000	237,195
Cameron International Corp.	1.150		12-15-16		35,000	35,000
Cameron International Corp.	1.400		06-15-17		125,000	124,860
Commonwealth Edison Company	4.350		11-15-45		275,000	287,912
Ensco PLC	5.200		03-15-25		425,000	344,250
Ensco PLC	5.750		10-01-44		100,000	65,500
Nabors Industries, Inc.	4.625		09-15-21		90,000	87,975
Pride International, Inc.	6.875		08-15-20		60,000	61,215
Pride International, Inc.	8.500		06-15-19		260,000	279,825
Rowan Companies, Inc.	4.750		01-15-24		200,000	172,000
Rowan Companies, Inc.	4.875		06-01-22		175,000	151,375
Rowan Companies, Inc.	5.000		09-01-17		75,000	75,938
Rowan Companies, Inc.	7.875		08-01-19		395,000	422,650
SESI LLC	6.375		05-01-19		150,000	148,125
SESI LLC	7.125		12-15-21		1,000,000	977,500
Transocean, Inc.	6.000		03-15-18		200,000	201,250
Transocean, Inc.	6.500		11-15-20		50,000	49,383
Transocean, Inc.	6.800		12-15-16		80,000	80,108
Transocean, Inc.	6.800		03-15-38		125,000	88,438
Transocean, Inc. (S)	9.000		07-15-23		475,000	479,750
Valvoline, Inc. (S)	5.500		07-15-24		25,000	25,813
Oil, gas and consumable fuels 5.3%
Alberta Energy Company, Ltd.	7.375		11-01-31		715,000	778,552
Alberta Energy Company, Ltd.	8.125		09-15-30		75,000	86,434
Anadarko Petroleum Corp.	6.375		09-15-17		105,000	109,081
APT Pipelines, Ltd. (S)	3.875		10-11-22		140,000	140,735
Boardwalk Pipelines LP	4.950		12-15-24		275,000	278,895
Boardwalk Pipelines LP	5.950		06-01-26		120,000	127,854
Calumet Specialty Products Partners LP (S)	11.500		01-15-21		125,000	142,188
Canadian Natural Resources, Ltd.	1.750		01-15-18		45,000	44,819
Canadian Natural Resources, Ltd.	5.700		05-15-17		105,000	106,879
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24		450,000	481,779
Chesapeake Energy Corp. (S)	8.000		12-15-22		360,000	372,600
China Shenhua Overseas Capital Company, Ltd.	2.500		01-20-18		200,000	200,372

SEE NOTES TO FUND'S INVESTMENTS31

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
China Shenhua Overseas Capital Company, Ltd.	3.125		01-20-20	235,000	$236,512
CNOOC Nexen Finance 2014 ULC	1.625		04-30-17	200,000	199,832
Columbia Pipeline Group, Inc.	2.450		06-01-18	60,000	60,319
Columbia Pipeline Group, Inc.	4.500		06-01-25	170,000	176,434
Comstock Resources, Inc., PIK	10.000		03-15-20	200,000	197,000
Concho Resources, Inc.	5.500		04-01-23	400,000	411,260
ConocoPhillips	1.050		12-15-17	55,000	54,672
ConocoPhillips	5.200		05-15-18	10,000	10,462
CONSOL Energy, Inc.	5.875		04-15-22	225,000	216,000
CONSOL Energy, Inc.	8.000		04-01-23	125,000	127,500
Consolidated Energy Finance SA (S)	6.750		10-15-19	480,000	475,200
Continental Resources, Inc.	4.900		06-01-44	525,000	446,250
Continental Resources, Inc.	5.000		09-15-22	150,000	149,625
Cosan Luxembourg SA (S)	7.000		01-20-27	400,000	397,000
Crestwood Midstream Partners LP	6.250		04-01-23	450,000	456,750
CrownRock LP (S)	7.125		04-15-21	241,000	250,038
CrownRock LP (S)	7.750		02-15-23	675,000	718,875
DCP Midstream LLC (S)	6.450		11-03-36	150,000	147,750
DCP Midstream LLC	8.125		08-16-30	75,000	83,250
DCP Midstream LLC (S)	9.750		03-15-19	175,000	195,125
DCP Midstream Operating LP	2.500		12-01-17	255,000	253,725
DCP Midstream Operating LP	5.600		04-01-44	50,000	46,000
Enbridge Energy Partners LP	5.875		12-15-16	175,000	175,195
Enbridge, Inc.	4.000		10-01-23	80,000	80,194
Enbridge, Inc.	4.250		12-01-26	150,000	150,535
Enbridge, Inc.	5.500		12-01-46	105,000	107,025
Encana Corp.	6.500		05-15-19	15,000	16,097
Encana Corp.	7.200		11-01-31	315,000	339,700
Energy Transfer Equity LP	5.875		01-15-24	25,000	25,813
Energy Transfer Partners LP	6.125		02-15-17	30,000	30,258
Energy Transfer Partners LP	6.700		07-01-18	85,000	90,573
Enterprise Products Operating LLC	2.550		10-15-19	65,000	65,595
Enterprise Products Operating LLC	3.950		02-15-27	620,000	622,316
Enterprise Products Operating LLC	7.550		04-15-38	65,000	80,924
EP Energy LLC (S)	8.000		11-29-24	100,000	103,000
EP Energy LLC	9.375		05-01-20	275,000	230,395
Exxon Mobil Corp. (P)	1.316		03-06-22	355,000	352,446
Gazprom OAO	4.950		07-19-22	200,000	202,555
Gazprom OAO	7.288		08-16-37	270,000	295,362
Gibson Energy, Inc. (S)	6.750		07-15-21	275,000	285,313
Gulfport Energy Corp. (S)	6.000		10-15-24	200,000	203,500
Gulfport Energy Corp.	6.625		05-01-23	335,000	350,075
Hess Corp.	5.800		04-01-47	65,000	62,580
Hess Corp.	6.000		01-15-40	100,000	95,867
Hess Corp.	7.125		03-15-33	35,000	37,897
Hess Corp.	7.300		08-15-31	200,000	219,612
Hess Corp.	7.875		10-01-29	750,000	868,030
KazMunayGas National Company JSC	5.750		04-30-43	650,000	601,513
KazMunayGas National Company JSC	6.375		04-09-21	200,000	212,107
KazMunayGas National Company JSC	7.000		05-05-20	500,000	539,131
KazMunayGas National Company JSC	9.125		07-02-18	250,000	270,475
Kinder Morgan Energy Partners LP	5.950		02-15-18	95,000	98,998

32SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan Energy Partners LP	6.000		02-01-17		30,000	$30,203
Kinder Morgan Finance Company LLC (S)	6.000		01-15-18		155,000	161,311
Kinder Morgan, Inc.	5.050		02-15-46		30,000	27,379
Kinder Morgan, Inc.	5.550		06-01-45		220,000	219,013
Kosmos Energy, Ltd. (S)	7.875		08-01-21		625,000	601,563
Magellan Midstream Partners LP	4.250		09-15-46		45,000	40,646
Marathon Oil Corp.	6.000		10-01-17		110,000	113,525
Matador Resources Company	6.875		04-15-23		675,000	715,500
Murphy Oil Corp.	3.500		12-01-17		255,000	257,550
Murray Energy Corp. (S)	11.250		04-15-21		175,000	124,250
NGL Energy Partners LP	5.125		07-15-19		150,000	146,250
NGL Energy Partners LP (S)	7.500		11-01-23		400,000	399,000
Noble Holding International, Ltd.	4.900		08-01-20		325,000	282,750
Noble Holding International, Ltd.	7.200		04-01-25		125,000	98,750
NuStar Logistics LP	4.800		09-01-20		50,000	50,250
ONEOK Partners LP	3.200		09-15-18		15,000	15,327
ONEOK, Inc.	7.500		09-01-23		300,000	339,564
Origin Energy Finance, Ltd. (S)	3.500		10-09-18		480,000	485,755
Pacific Exploration and Production Corp., PIK (S)	10.000		11-02-21		225,000	243,281
Pacific Exploration and Production Corp., PIK	10.000		11-02-21		140,000	151,375
Paramount Resources, Ltd. (S)	6.875		06-30-23		125,000	131,563
Pertamina Persero PT	5.625		05-20-43		1,550,000	1,461,033
Pertamina Persero PT (S)	6.450		05-30-44		200,000	206,310
Petrobras Global Finance BV (P)	3.737		03-17-20		70,000	67,690
Petrobras Global Finance BV	5.375		01-27-21		750,000	730,125
Petrobras Global Finance BV	5.625		05-20-43		373,000	264,830
Petrobras Global Finance BV	6.750		01-27-41		370,000	302,827
Petrobras Global Finance BV	6.850		06-05-49		415,000	326,294
Petrobras Global Finance BV	6.850		06-05-15		137,000	107,888
Petrobras Global Finance BV	6.875		01-20-40		175,000	145,469
Petrobras Global Finance BV	7.875		03-15-19		145,000	155,397
Petrobras Global Finance BV	8.375		05-23-21		1,268,000	1,359,930
Petrobras Global Finance BV	8.750		05-23-26		1,025,000	1,099,825
Petroleos de Venezuela SA	5.250		04-12-17		1,577,300	1,328,875
Petroleos de Venezuela SA	5.375		04-12-27		1,250,000	448,963
Petroleos de Venezuela SA	6.000		05-16-24		990,000	372,488
Petroleos de Venezuela SA	6.000		11-15-26		100,000	36,770
Petroleos de Venezuela SA	8.500		11-02-17		928,900	692,030
Petroleos de Venezuela SA (S)	8.500		10-27-20		150,000	106,875
Petroleos de Venezuela SA	8.500		10-27-20		1,287,000	916,988
Petroleos de Venezuela SA	9.000		11-17-21		1,430,000	695,695
Petroleos de Venezuela SA	9.750		05-17-35		410,000	183,475
Petroleos de Venezuela SA	12.750		02-17-22		683,000	394,091
Petroleos Mexicanos	2.750		04-21-27	EUR	170,000	151,559
Petroleos Mexicanos	3.125		01-23-19		30,000	29,700
Petroleos Mexicanos	3.500		07-18-18		100,000	101,000
Petroleos Mexicanos	3.500		07-23-20		55,000	53,394
Petroleos Mexicanos	3.750		03-15-19	EUR	160,000	174,411
Petroleos Mexicanos	4.250		01-15-25		500,000	444,650
Petroleos Mexicanos (S)	4.625		09-21-23		215,000	201,541
Petroleos Mexicanos	5.125		03-15-23	EUR	150,000	165,341
Petroleos Mexicanos	5.500		02-24-25	EUR	61,000	68,563

SEE NOTES TO FUND'S INVESTMENTS33

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	5.500		06-27-44		876,000	$677,586
Petroleos Mexicanos	5.625		01-23-46		1,425,000	1,107,653
Petroleos Mexicanos (S)	6.375		02-04-21		350,000	366,555
Petroleos Mexicanos	6.375		01-23-45		200,000	172,000
Petroleos Mexicanos	6.500		06-02-41		1,900,000	1,672,570
Petroleos Mexicanos	6.625		06-15-35		85,000	77,996
Petroleos Mexicanos	6.625		06-15-35		15,000	13,764
Petroleos Mexicanos (S)	6.750		09-21-47		760,000	666,824
Petroleos Mexicanos	6.875		08-04-26		290,000	299,135
Petroleos Mexicanos	7.190		09-12-24	MXN	1,000,000	41,158
Petroleos Mexicanos (S)	7.190		09-12-24	MXN	1,201,000	49,430
Petroleos Mexicanos	7.470		11-12-26	MXN	4,230,000	167,462
Petroleum Company of Trinidad & Tobago, Ltd. (S)	9.750		08-14-19		100,000	108,001
QEP Resources, Inc.	5.250		05-01-23		200,000	194,000
QEP Resources, Inc.	6.875		03-01-21		375,000	387,188
Range Resources Corp.	4.875		05-15-25		350,000	330,750
Rockies Express Pipeline LLC (S)	6.000		01-15-19		100,000	104,000
Sabine Pass Liquefaction LLC (S)	5.000		03-15-27		475,000	469,063
Sabine Pass Liquefaction LLC	5.750		05-15-24		300,000	316,500
Sabine Pass Liquefaction LLC (S)	5.875		06-30-26		100,000	105,375
Sabine Pass Liquefaction LLC	6.250		03-15-22		250,000	269,375
Sasol Financing International PLC	4.500		11-14-22		200,000	194,240
Schlumberger Holdings Corp. (S)	3.000		12-21-20		205,000	208,706
Schlumberger Holdings Corp. (S)	3.625		12-21-22		520,000	538,873
Schlumberger Holdings Corp. (S)	4.000		12-21-25		385,000	399,026
Seven Generations Energy, Ltd. (S)	6.750		05-01-23		475,000	499,344
Shell International Finance BV	3.250		05-11-25		780,000	776,820
SM Energy Company	6.500		01-01-23		350,000	351,750
Southwestern Energy Company	5.800		01-23-20		525,000	535,500
Southwestern Energy Company	6.700		01-23-25		100,000	99,000
Southwestern Energy Company	7.500		02-01-18		9,000	9,405
Spectra Energy Partners LP	2.950		09-25-18		75,000	76,107
Spectra Energy Partners LP	3.375		10-15-26		265,000	250,477
Spectra Energy Partners LP	4.500		03-15-45		35,000	32,018
Sunoco LP	6.250		04-15-21		300,000	303,186
Sunoco LP	6.375		04-01-23		150,000	150,375
Tallgrass Energy Partners LP (S)	5.500		09-15-24		225,000	222,750
Targa Resources Partners LP	4.250		11-15-23		50,000	47,125
Targa Resources Partners LP (S)	5.125		02-01-25		575,000	567,456
Targa Resources Partners LP	5.250		05-01-23		50,000	50,125
Targa Resources Partners LP	6.750		03-15-24		350,000	371,000
Tesoro Logistics LP	5.250		01-15-25		150,000	151,875
Tesoro Logistics LP	6.125		10-15-21		75,000	78,469
TransCanada PipeLines, Ltd.	4.875		01-15-26		305,000	335,393
Western Gas Partners LP	4.000		07-01-22		90,000	89,785
Western Gas Partners LP	5.450		04-01-44		195,000	189,761
Williams Partners LP	4.000		09-15-25		145,000	139,688
Williams Partners LP	7.250		02-01-17		85,000	85,724
Woodside Finance, Ltd. (S)	3.650		03-05-25		80,000	77,293
Woodside Finance, Ltd. (S)	3.700		09-15-26		287,000	274,929
WPX Energy, Inc.	5.250		01-15-17		75,000	75,094
WPX Energy, Inc.	7.500		08-01-20		200,000	211,000

34SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
YPF SA (S)	8.500		03-23-21		370,000	$390,470
YPF SA (P)(S)	26.333		07-07-20		65,000	74,425
Financials 6.6%						59,563,371
Banks 3.4%
Akbank TAS	5.125		03-31-25		200,000	181,205
Akbank TAS	7.500		02-05-18	TRY	700,000	192,773
Banca Monte dei Paschi di Siena SpA	3.500		03-20-17	EUR	200,000	213,803
Banco Bilbao Vizcaya Argentaria SA	3.000		10-20-20		405,000	406,818
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 Year Euro Swap Rate + 6.155%) (Q)	7.000		02-19-19	EUR	400,000	391,759
Banco de Bogota SA	6.250		05-12-26		200,000	197,666
Banco de Galicia y Buenos Aires SA (8.250% to 7-19-21, then 5 Year CMT + 7.156%) (S)	8.250		07-19-26		400,000	418,000
Banco do Brasil SA (9.000% to 6-18-24, then 3 month LIBOR + 6.362%) (Q)	9.000		06-18-24		200,000	183,750
Banco Hipotecario SA (S)	9.750		11-30-20		50,000	53,750
Banco Hipotecario SA	9.750		11-30-20		50,000	53,750
Banco Macro SA (6.750% to 11-4-21, then 5 Year U.S. Swap Rate + 5.463%) (S)	6.750		11-04-26		300,000	287,250
Banco Mercantil del Norte SA (5.750% to 10-4-26, then 5 Year CMT + 4.447%) (S)	5.750		10-04-31		250,000	227,500
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26		200,000	186,450
Banco Santander Chile (S)	3.875		09-20-22		150,000	152,913
Banco Santander SA (6.375% to 5-19-19, then 5 Year U.S. Swap Rate + 4.788%) (Q)	6.375		05-19-19		600,000	537,000
Bank of America Corp.	1.700		08-25-17		15,000	15,024
Bank of America Corp.	2.503		10-21-22		45,000	43,670
Bank of America Corp.	2.625		04-19-21		85,000	84,482
Bank of America Corp.	3.248		10-21-27		190,000	181,455
Bank of America Corp.	3.300		01-11-23		530,000	530,385
Bank of America Corp.	3.950		04-21-25		435,000	430,721
Bank of America Corp.	4.000		04-01-24		500,000	516,305
Bank of America Corp.	4.200		08-26-24		415,000	421,394
Bank of America Corp.	4.450		03-03-26		290,000	297,528
Bank of America Corp.	5.650		05-01-18		60,000	63,049
Bank of America Corp.	6.400		08-28-17		215,000	222,540
Bank of America Corp.	6.875		04-25-18		90,000	96,022
Banque Federative du Credit Mutuel SA (S)	2.500		10-29-18		225,000	227,090
Barclays Bank PLC	5.140		10-14-20		375,000	395,013
Barclays Bank PLC (S)	6.050		12-04-17		105,000	108,838
Barclays PLC	5.200		05-12-26		235,000	234,763
BBVA Bancomer SA (S)	4.375		04-10-24		465,000	457,095
BBVA Bancomer SA	6.500		03-10-21		400,000	422,200
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	200,000	219,763
BPCE SA	2.500		12-10-18		250,000	252,454
BPCE SA (S)	4.500		03-15-25		200,000	193,054
BPCE SA (S)	4.875		04-01-26		360,000	356,187
BPCE SA (S)	5.150		07-21-24		200,000	202,026
Citigroup, Inc.	1.700		04-27-18		40,000	39,906
Citigroup, Inc.	1.800		02-05-18		15,000	14,996
Citigroup, Inc.	1.850		11-24-17		140,000	140,393

SEE NOTES TO FUND'S INVESTMENTS35

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	2.050		06-07-19		35,000	$34,917
Citigroup, Inc. (P)	2.218		03-30-21		50,000	50,811
Citigroup, Inc.	3.200		10-21-26		710,000	677,367
Citigroup, Inc.	4.450		09-29-27		265,000	267,989
Citigroup, Inc.	4.600		03-09-26		540,000	555,765
Citigroup, Inc.	6.250		09-02-19	GBP	45,000	63,605
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950		08-15-20		540,000	542,700
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26		145,000	148,988
Citizens Bank NA	2.300		12-03-18		250,000	251,641
Citizens Financial Group, Inc.	2.375		07-28-21		50,000	48,801
Credit Agricole SA (S)	2.750		06-10-20		335,000	336,716
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19		375,000	352,394
Development Bank of Kazakhstan JSC	4.125		12-10-22		200,000	189,200
Dexia Credit Local SA	0.625		01-21-22	EUR	150,000	162,417
Dexia Credit Local SA	2.125		02-12-25	GBP	200,000	253,111
Discover Bank	3.100		06-04-20		275,000	277,954
DNB Boligkreditt AS	1.875		11-21-22	EUR	165,000	191,992
Erste Group Bank AG	7.125		10-10-22	EUR	200,000	263,209
European Investment Bank	1.250		05-12-25	SEK	5,000,000	547,159
European Investment Bank (S)	6.950		02-06-20	IDR	1,360,000,000	97,317
European Investment Bank	8.000		04-01-20	TRY	315,000	85,044
European Investment Bank	8.750		08-25-17	GBP	70,000	92,964
Export-Import Bank of India	8.150		03-05-25	INR	7,000,000	109,636
Export-Import Bank of Korea	2.000		04-30-20	EUR	100,000	112,712
Halyk Savings Bank of Kazakhstan JSC	7.250		01-28-21		200,000	213,412
Heta Asset Resolution AG	2.375		12-13-22	EUR	800,000	929,810
HSBC Bank PLC (P)(S)	1.546		05-15-18		215,000	215,126
HSBC Holdings PLC	2.650		01-15-22		200,000	194,577
HSBC Holdings PLC	2.950		05-25-21		225,000	223,554
HSBC Holdings PLC	5.750		12-20-27	GBP	55,000	76,743
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	100,000	110,864
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (Q)	6.375		03-30-25		200,000	195,250
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875		06-01-21		205,000	211,663
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125		11-21-23		200,000	202,498
Inter-American Development Bank	4.400		01-26-26	CAD	200,000	172,559
Inter-American Development Bank	7.000		02-04-19	IDR	800,000,000	57,755
Intesa Sanpaolo SpA	3.625		12-05-22	EUR	100,000	125,459
Islandsbanki HF	1.750		09-07-20	EUR	100,000	108,237
Itau Unibanco Holding SA	5.650		03-19-22		200,000	204,500
JPMorgan Chase & Co. (P)	2.112		10-24-23		1,045,000	1,051,709
JPMorgan Chase & Co.	4.500		01-24-22		318,000	342,698
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20		865,000	873,650
KFW	4.700		06-02-37	CAD	20,000	18,172
KFW	4.700		06-02-37	CAD	100,000	90,225
KFW	5.550		06-07-21	GBP	100,000	150,988
KFW	6.000		08-20-20	AUD	439,000	363,100
Landsbankinn HF	1.625		03-15-21	EUR	320,000	346,592
Landwirtschaftliche Rentenbank	2.250		07-23-21	CAD	280,000	215,288

36SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
National Savings Bank	8.875		09-18-18		200,000	$212,250
Nordea Bank AB (S)	4.875		05-13-21		300,000	323,512
Nordea Hypotek AB	1.000		04-08-22	SEK	7,800,000	856,537
Ocwen Financial Corp.	6.625		05-15-19		150,000	145,500
Popular, Inc.	7.000		07-01-19		75,000	76,875
Realkredit Danmark A/S	2.000		01-01-19	DKK	2,550,000	379,446
Realkredit Danmark A/S	2.000		04-01-24	DKK	2,000,000	309,675
Royal Bank of Scotland Group PLC	4.800		04-05-26		625,000	612,864
Santander UK Group Holdings PLC	2.875		10-16-20		330,000	325,669
Santander UK Group Holdings PLC	2.875		08-05-21		330,000	322,221
Santander UK Group Holdings PLC	3.125		01-08-21		260,000	258,267
Sberbank of Russia	6.125		02-07-22		400,000	429,621
Societe Generale SA	5.400		01-30-18	GBP	25,000	32,711
Standard Chartered Bank	7.750		04-03-18	GBP	50,000	67,667
Standard Chartered PLC (S)	2.100		08-19-19		200,000	197,667
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000		10-21-25	EUR	100,000	108,284
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (Q)(S)	7.500		04-02-22		400,000	392,020
SunTrust Banks, Inc.	2.350		11-01-18		105,000	105,991
Swedbank AB (S)	1.750		03-12-18		235,000	234,917
TC Ziraat Bankasi AS	4.750		04-29-21		500,000	477,520
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) (Q)	5.000		11-01-26		450,000	436,500
The Toronto-Dominion Bank (3.625% to 9-15-26, 5 Year U.S. Swap Rate + 2.205%)	3.625		09-15-31		135,000	129,796
Turkiye Garanti Bankasi AS	7.375		03-07-18	TRY	300,000	78,591
UniCredit Bank Czech Republic & Slovakia AS	0.625		04-30-20	EUR	200,000	211,670
UniCredit SpA	3.625		01-24-19	EUR	100,000	112,573
Vnesheconombank	6.800		11-22-25		200,000	208,500
Vnesheconombank	6.902		07-09-20		650,000	699,075
Wayne Merger Sub LLC (S)	8.250		08-01-23		600,000	607,500
Capital markets 1.1%
Credit Suisse AG	1.375		05-26-17		250,000	249,959
Credit Suisse Group Funding Guernsey, Ltd.	1.250		04-14-22	EUR	200,000	210,818
Credit Suisse Group Funding Guernsey, Ltd.	3.125		12-10-20		405,000	400,075
Garfunkelux Holdco 3 SA	8.500		11-01-22	GBP	120,000	154,273
Garfunkelux Holdco 3 SA (S)	8.500		11-01-22	GBP	250,000	321,402
Morgan Stanley (P)	1.732		01-24-19		310,000	311,865
Morgan Stanley (P)	2.162		04-25-18		130,000	131,657
Morgan Stanley	2.625		11-17-21		680,000	672,126
Morgan Stanley	3.125		07-27-26		150,000	143,127
Morgan Stanley	3.700		10-23-24		95,000	96,161
Morgan Stanley	3.750		02-25-23		660,000	678,092
Morgan Stanley	3.875		01-27-26		170,000	171,992
Morgan Stanley	4.350		09-08-26		815,000	832,082
Morgan Stanley	5.000		11-24-25		270,000	288,171
Raymond James Financial, Inc.	3.625		09-15-26		255,000	247,895
S&P Global, Inc.	2.500		08-15-18		25,000	25,217
The Carlyle Group LP (S)	7.750		10-01-22		150,000	124,125
The Goldman Sachs Group, Inc.	1.625		07-27-26	EUR	100,000	103,557
The Goldman Sachs Group, Inc. (P)	2.700		02-25-21		100,000	102,908
The Goldman Sachs Group, Inc.	2.750		09-15-20		280,000	281,177

SEE NOTES TO FUND'S INVESTMENTS37

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	2.900		07-19-18		25,000	$25,370
The Goldman Sachs Group, Inc.	3.500		11-16-26		760,000	742,656
The Goldman Sachs Group, Inc.	4.250		10-21-25		580,000	586,204
The Goldman Sachs Group, Inc.	5.500		10-12-21	GBP	15,000	21,237
The Goldman Sachs Group, Inc.	5.750		01-24-22		325,000	366,796
The Goldman Sachs Group, Inc.	5.950		01-18-18		95,000	99,264
The Goldman Sachs Group, Inc.	6.150		04-01-18		260,000	274,286
The Goldman Sachs Group, Inc.	6.250		02-01-41		305,000	373,840
The Goldman Sachs Group, Inc.	6.750		10-01-37		435,000	534,270
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20		400,000	396,496
UBS AG	1.375		04-16-21	EUR	166,000	185,785
UBS Group Funding Jersey, Ltd. (S)	4.125		09-24-25		870,000	875,879
Consumer finance 0.5%
Ally Financial, Inc.	5.125		09-30-24		75,000	74,813
Ally Financial, Inc.	5.750		11-20-25		300,000	296,250
Capital One NA	1.850		09-13-19		265,000	261,970
Daimler Finance North America LLC (S)	1.650		05-18-18		150,000	149,608
Discover Financial Services	3.750		03-04-25		420,000	407,270
Discover Financial Services	3.950		11-06-24		190,000	187,607
Discover Financial Services	6.450		06-12-17		265,000	271,417
Discover Financial Services	10.250		07-15-19		245,000	284,237
Harland Clarke Holdings Corp. (S)	6.875		03-01-20		150,000	142,125
Harland Clarke Holdings Corp. (S)	9.750		08-01-18		150,000	153,375
Navient Corp.	5.000		10-26-20		325,000	327,844
Navient Corp.	7.250		09-25-23		325,000	329,063
Navient Corp.	8.000		03-25-20		250,000	274,375
OneMain Financial Holdings LLC (S)	7.250		12-15-21		375,000	375,938
Santander Consumer Finance SA	0.900		02-18-20	EUR	300,000	322,032
Springleaf Finance Corp.	8.250		12-15-20		350,000	364,438
Trust F/1401	5.250		01-30-26		200,000	192,000
Diversified financial services 0.3%
AerCap Ireland Capital, Ltd.	3.950		02-01-22		150,000	151,875
Cabot Financial Luxembourg SA (S)	7.500		10-01-23	GBP	150,000	184,887
GAIF Bond Issuer Pty, Ltd. (S)	3.400		09-30-26		125,000	119,447
GE Capital International Funding Company Unlimited Company	4.418		11-15-35		822,000	854,025
GE Capital International Funding Company Unlimited Company	2.342		11-15-20		270,000	269,783
GE Capital UK Funding Company	5.625		04-25-19	GBP	30,000	41,723
GTH Finance BV	7.250		04-26-23		200,000	212,500
International Finance Corp.	7.750		12-03-16	INR	2,670,000	38,893
Leeds Building Society	2.625		04-01-21	EUR	150,000	167,678
Lincoln Finance, Ltd. (S)	6.875		04-15-21	EUR	100,000	113,404
MSCI, Inc. (S)	5.250		11-15-24		200,000	206,750
MSCI, Inc. (S)	5.750		08-15-25		75,000	78,750
Proven Honour Capital, Ltd.	4.125		05-19-25		500,000	501,236
RCI Banque SA	3.250		04-25-18	GBP	20,000	25,736
Transworld Systems, Inc. (S)	9.500		08-15-21		300,000	151,500
Voya Financial, Inc.	2.900		02-15-18		135,000	136,611
Insurance 1.2%
Allianz Finance II BV (5.750% to 7-8-21, then 3 month EURIBOR + 3.349%)	5.750		07-08-41	EUR	100,000	122,322
American International Group, Inc.	3.300		03-01-21		405,000	415,284

38SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Insurance (continued)
Aon PLC	2.800		03-15-21		340,000	$340,882
Aon PLC	3.875		12-15-25		275,000	280,910
Arch Capital Finance LLC	4.011		12-15-26		150,000	150,425
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875		05-22-38	EUR	50,000	57,040
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (Q)	3.875		10-08-25	EUR	100,000	105,817
AXA SA (5.250% to 4-16-20, then 3 month EURIBOR + 3.050%)	5.250		04-16-40	EUR	50,000	58,703
Chubb INA Holdings, Inc.	4.350		11-03-45		125,000	130,025
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500		07-24-39	EUR	50,000	61,545
CNA Financial Corp.	3.950		05-15-24		365,000	369,046
CNA Financial Corp.	5.875		08-15-20		430,000	475,650
CNA Financial Corp.	6.950		01-15-18		25,000	26,311
CNO Financial Group, Inc.	4.500		05-30-20		175,000	179,594
CNO Financial Group, Inc.	5.250		05-30-25		425,000	424,469
Fidelity National Financial, Inc.	6.600		05-15-17		220,000	224,354
First American Financial Corp.	4.600		11-15-24		245,000	241,666
Hub Holdings LLC, PIK (S)	8.125		07-15-19		457,000	452,430
HUB International, Ltd. (S)	7.875		10-01-21		550,000	561,688
HUB International, Ltd. (S)	9.250		02-15-21		125,000	128,750
Liberty Mutual Group, Inc. (S)	4.250		06-15-23		200,000	210,004
Liberty Mutual Group, Inc. (S)	4.850		08-01-44		845,000	824,217
Marsh & McLennan Companies, Inc.	3.300		03-14-23		115,000	116,527
Marsh & McLennan Companies, Inc.	3.500		03-10-25		215,000	216,867
MetLife, Inc.	5.250		06-29-20	GBP	50,000	71,165
Metropolitan Life Global Funding I (S)	1.500		01-10-18		160,000	160,095
Metropolitan Life Global Funding I	3.500		09-30-26	GBP	100,000	135,090
Nationwide Building Society (S)	3.900		07-21-25		400,000	409,783
Nationwide Building Society (S)	4.000		09-14-26		250,000	234,467
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125		03-20-23	EUR	130,000	143,207
Principal Financial Group, Inc.	4.300		11-15-46		150,000	145,499
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700		05-15-55		670,000	657,860
Principal Life Global Funding II (S)	1.500		04-18-19		45,000	44,428
Provident Companies, Inc.	7.000		07-15-18		455,000	491,090
Reinsurance Group of America, Inc.	5.000		06-01-21		105,000	111,648
Reinsurance Group of America, Inc.	5.625		03-15-17		100,000	101,126
Reinsurance Group of America, Inc.	6.450		11-15-19		390,000	433,756
RSA Insurance Group PLC (5.125% to 10-10-25, then 5 Year U.K. Treasury + 3.852%) (P)	5.125		10-10-45	GBP	100,000	123,502
Trinity Acquisition PLC	3.500		09-15-21		180,000	182,017
Unum Group	3.000		05-15-21		75,000	74,970
Unum Group	5.625		09-15-20		115,000	125,314
USI, Inc. (S)	7.750		01-15-21		550,000	558,250
XLIT, Ltd.	2.300		12-15-18		120,000	120,829
XLIT, Ltd.	5.250		12-15-43		105,000	106,329
Thrifts and mortgage finance 0.1%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21		150,000	141,750
Nationstar Mortgage LLC	6.500		07-01-21		75,000	75,563
Nationstar Mortgage LLC	7.875		10-01-20		50,000	51,125
Quicken Loans, Inc. (S)	5.750		05-01-25		375,000	360,000
Walter Investment Management Corp.	7.875		12-15-21		25,000	19,063

SEE NOTES TO FUND'S INVESTMENTS39

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care 2.5%						$22,905,278
Biotechnology 0.5%
AbbVie, Inc.	1.800		05-14-18		220,000	219,862
AbbVie, Inc.	3.600		05-14-25		140,000	137,938
AbbVie, Inc.	4.450		05-14-46		290,000	271,030
Baxalta, Inc. (P)	1.646		06-22-18		30,000	30,012
Baxalta, Inc.	2.000		06-22-18		20,000	19,998
Baxalta, Inc.	4.000		06-23-25		260,000	261,916
Biogen, Inc.	2.900		09-15-20		135,000	136,738
Biogen, Inc.	3.625		09-15-22		230,000	236,874
Biogen, Inc.	4.050		09-15-25		280,000	287,823
Celgene Corp.	2.125		08-15-18		25,000	25,111
Celgene Corp.	2.300		08-15-18		20,000	20,143
Celgene Corp.	3.625		05-15-24		465,000	467,436
Celgene Corp.	3.875		08-15-25		675,000	685,274
Celgene Corp.	4.625		05-15-44		40,000	38,874
Gilead Sciences, Inc.	3.650		03-01-26		410,000	413,347
Shire Acquisitions Investments Ireland DAC	1.900		09-23-19		165,000	162,794
Shire Acquisitions Investments Ireland DAC	2.400		09-23-21		60,000	57,981
Shire Acquisitions Investments Ireland DAC	2.875		09-23-23		200,000	190,075
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26		770,000	721,464
Health care equipment and supplies 0.3%
Abbott Laboratories	2.350		11-22-19		175,000	175,082
Abbott Laboratories	2.900		11-30-21		325,000	322,990
Abbott Laboratories	3.400		11-30-23		605,000	597,529
Abbott Laboratories	3.750		11-30-26		425,000	418,328
Danaher Corp.	4.375		09-15-45		245,000	255,524
Hill-Rom Holdings, Inc. (S)	5.750		09-01-23		125,000	128,750
Kinetic Concepts, Inc. (S)	9.625		10-01-21		450,000	424,125
Kinetic Concepts, Inc.	12.500		11-01-19		100,000	93,250
Ortho-Clinical Diagnostics, Inc. (S)	6.625		05-15-22		200,000	167,000
Synlab Unsecured Bondco PLC (S)	8.250		07-01-23	EUR	125,000	142,044
Tenet Healthcare Corp. (P)	4.350		06-15-20		250,000	250,000
Health care providers and services 1.0%
Aetna, Inc.	1.900		06-07-19		150,000	149,284
Aetna, Inc.	3.200		06-15-26		235,000	230,029
Aetna, Inc.	4.250		06-15-36		140,000	138,639
Anthem, Inc.	2.300		07-15-18		85,000	85,455
Anthem, Inc.	3.500		08-15-24		390,000	389,025
Anthem, Inc.	4.650		01-15-43		120,000	119,077
Catholic Health Initiatives	1.600		11-01-17		25,000	25,007
Catholic Health Initiatives	2.600		08-01-18		120,000	121,147
Catholic Health Initiatives	2.950		11-01-22		85,000	83,097
Centene Corp.	5.625		02-15-21		25,000	25,750
Centene Corp.	6.125		02-15-24		125,000	127,013
Community Health Systems, Inc.	6.875		02-01-22		75,000	50,063
DaVita, Inc.	5.000		05-01-25		400,000	390,000
DaVita, Inc.	5.125		07-15-24		300,000	296,250
Express Scripts Holding Company	2.250		06-15-19		10,000	10,009
Express Scripts Holding Company	3.000		07-15-23		95,000	92,095
Express Scripts Holding Company	3.300		02-25-21		20,000	20,440
Express Scripts Holding Company	3.400		03-01-27		285,000	269,625
Express Scripts Holding Company	4.500		02-25-26		620,000	641,773
Express Scripts Holding Company	4.800		07-15-46		250,000	239,374

40SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.000		03-15-24		525,000	$526,313
HCA, Inc.	5.250		06-15-26		375,000	375,405
HCA, Inc.	5.375		02-01-25		200,000	195,750
Holding Medi-Partenaires SAS	7.000		05-15-20	EUR	100,000	111,422
Humana, Inc.	2.625		10-01-19		75,000	75,532
Humana, Inc.	3.150		12-01-22		281,000	281,184
Humana, Inc.	3.850		10-01-24		260,000	265,175
Humana, Inc.	4.950		10-01-44		640,000	652,801
IASIS Healthcare LLC	8.375		05-15-19		400,000	350,000
Kaiser Foundation Hospitals	3.500		04-01-22		200,000	206,501
Medco Health Solutions, Inc.	4.125		09-15-20		60,000	63,067
Molina Healthcare, Inc.	5.375		11-15-22		275,000	275,344
MPH Acquisition Holdings LLC (S)	7.125		06-01-24		100,000	105,125
Surgery Center Holdings, Inc. (S)	8.875		04-15-21		225,000	235,125
Synlab Bondco PLC (S)	6.250		07-01-22	EUR	325,000	371,146
Tenet Healthcare Corp.	6.750		06-15-23		425,000	363,375
Tenet Healthcare Corp. (S)	7.500		01-01-22		125,000	128,673
Tenet Healthcare Corp.	8.125		04-01-22		450,000	410,625
UnitedHealth Group, Inc.	3.750		07-15-25		220,000	228,230
Voyage Care Bondco PLC	6.500		08-01-18	GBP	100,000	125,796
WellCare Health Plans, Inc.	5.750		11-15-20		50,000	51,250
Life sciences tools and services 0.1%
Agilent Technologies, Inc.	3.200		10-01-22		90,000	90,649
Agilent Technologies, Inc.	3.875		07-15-23		190,000	195,260
Agilent Technologies, Inc.	5.000		07-15-20		145,000	157,057
Agilent Technologies, Inc.	6.500		11-01-17		35,000	36,515
Life Technologies Corp.	6.000		03-01-20		490,000	536,122
PerkinElmer, Inc.	1.875		07-19-26	EUR	100,000	106,322
Thermo Fisher Scientific, Inc.	3.000		04-15-23		165,000	162,712
Thermo Fisher Scientific, Inc.	4.150		02-01-24		70,000	73,038
Pharmaceuticals 0.6%
Actavis Funding SCS	2.350		03-12-18		105,000	105,624
Actavis, Inc.	1.875		10-01-17		110,000	110,203
DPx Holdings BV (S)	7.500		02-01-22		275,000	288,750
Endo Finance LLC (S)	6.000		02-01-25		250,000	213,438
Perrigo Company PLC	2.300		11-08-18		400,000	400,404
Perrigo Finance Unlimited Company	4.375		03-15-26		565,000	563,520
Teva Pharmaceutical Finance Netherlands II BV	1.125		10-15-24	EUR	100,000	101,978
Teva Pharmaceutical Finance Netherlands II BV	1.875		03-31-27	EUR	100,000	103,856
Teva Pharmaceutical Finance Netherlands III BV	1.400		07-20-18		115,000	113,873
Teva Pharmaceutical Finance Netherlands III BV	1.700		07-19-19		85,000	83,390
Teva Pharmaceutical Finance Netherlands III BV	2.200		07-21-21		225,000	215,991
Teva Pharmaceutical Finance Netherlands III BV	2.800		07-01-23		365,000	343,626
Teva Pharmaceutical Finance Netherlands III BV	3.150		10-01-26		215,000	198,848
Valeant Pharmaceuticals International, Inc. (S)	5.375		03-15-20		675,000	565,313
Valeant Pharmaceuticals International, Inc. (S)	6.375		10-15-20		1,189,000	1,004,705
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-18		50,000	47,406
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-21		300,000	250,500
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20		275,000	237,875
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21		400,000	338,000

SEE NOTES TO FUND'S INVESTMENTS41

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials 2.4%						$21,154,488
Aerospace and defense 0.3%
Accudyne Industries Borrower (S)	7.750		12-15-20		250,000	195,625
Bombardier, Inc. (S)	8.750		12-01-21		525,000	521,063
Lockheed Martin Corp.	3.550		01-15-26		245,000	251,145
Lockheed Martin Corp.	3.600		03-01-35		80,000	75,861
Lockheed Martin Corp.	3.800		03-01-45		200,000	185,815
Lockheed Martin Corp.	4.500		05-15-36		535,000	567,866
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23		460,000	485,875
TransDigm, Inc. (S)	6.375		06-15-26		225,000	228,938
TransDigm, Inc.	6.500		07-15-24		200,000	207,250
TransDigm, Inc.	6.500		05-15-25		125,000	128,750
Air freight and logistics 0.0%
Mexico City Airport Trust (S)	4.250		10-31-26		400,000	381,200
Airlines 0.5%
Air Canada (S)	7.750		04-15-21		200,000	218,500
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		70,564	73,210
American Airlines 2013-1 Class C Pass Through Trust (S)	6.125		07-15-18		200,000	207,500
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24		351,610	376,662
American Airlines 2014-1 Class B Pass Through Trust	4.375		04-01-24		61,602	61,294
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24		120,048	117,047
American Airlines 2016-1 Class AA Pass Through Trust	3.575		07-15-29		204,498	208,577
American Airlines 2016-2 Class A Pass Through Trust	3.650		12-15-29		135,000	134,494
American Airlines Group, Inc. (S)	5.500		10-01-19		325,000	331,906
Continental Airlines 2009-2 Class A Pass Through Trust	7.250		05-10-21		23,507	26,386
Continental Airlines 2012-1 Class A Pass Through Trust	4.150		10-11-25		128,299	135,997
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		02-10-24		73,836	86,388
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750		06-17-21		31,999	35,599
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950		11-23-20		53,613	56,293
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20		44,220	46,874
Southwest Airlines Company	2.750		11-06-19		110,000	111,905
Southwest Airlines Company	3.000		11-15-26		395,000	372,682
Southwest Airlines Company	5.750		12-15-16		125,000	124,769
United Airlines 2014-1 Class B Pass Through Trust	4.750		10-11-23		266,866	273,538
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24		470,198	480,190
United Continental Holdings, Inc.	6.375		06-01-18		325,000	336,375
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24		67,717	75,674
US Airways 2012-2 Class A Pass Through Trust	4.625		12-03-26		195,085	208,740
US Airways 2013-1 Class A Pass Through Trust	3.950		05-15-27		205,572	211,986
Building products 0.0%
Masonite International Corp. (S)	5.625		03-15-23		125,000	127,188
NCI Building Systems, Inc. (S)	8.250		01-15-23		150,000	162,375
Commercial services and supplies 0.2%
Advanced Disposal Services, Inc. (S)	5.625		11-15-24		150,000	148,500
Brambles USA, Inc. (S)	4.125		10-23-25		90,000	91,488
HPHT Finance 15, Ltd. (S)	2.250		03-17-18		600,000	599,970
Mobile Mini, Inc.	5.875		07-01-24		25,000	25,875
Prime Security One MS, Inc. (S)	4.875		07-15-32		225,000	186,750
Prime Security Services Borrower LLC (S)	9.250		05-15-23		150,000	161,250
Prosegur Cia de Seguridad SA	2.750		04-02-18	EUR	100,000	109,642
Red de Carreteras de Occidente SAPIB de CV (S)	9.000		06-10-28	MXN	2,000,000	89,685
The ADT Corp.	4.125		06-15-23		50,000	47,500
The ADT Corp.	6.250		10-15-21		200,000	215,500
West Corp. (S)	5.375		07-15-22		500,000	481,875

42SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Construction and engineering 0.2%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (Q)	3.500		04-21-20		200,000	$200,960
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (Q)	3.950		08-01-19		200,000	204,127
Heathrow Funding, Ltd. (S)	4.875		07-15-23		595,000	632,354
Transurban Finance Company Pty, Ltd.	1.875		09-16-24	EUR	200,000	220,840
Transurban Finance Company Pty, Ltd. (S)	3.375		03-22-27		105,000	98,336
Transurban Finance Company Pty, Ltd. (S)	4.125		02-02-26		50,000	50,590
Industrial conglomerates 0.2%
Alfa SAB de CV (S)	6.875		03-25-44		200,000	184,750
Alfa SAB de CV	6.875		03-25-44		200,000	184,750
Nemak SAB de CV	5.500		02-28-23		200,000	196,750
Roper Industries, Inc.	1.850		11-15-17		100,000	100,335
Roper Technologies, Inc.	2.050		10-01-18		120,000	120,568
Roper Technologies, Inc.	3.000		12-15-20		210,000	212,324
Roper Technologies, Inc.	3.850		12-15-25		205,000	206,223
SM Investments Corp.	4.250		10-17-19		200,000	205,024
Machinery 0.3%
Allison Transmission, Inc. (S)	5.000		10-01-24		250,000	251,875
Apex Tool Group LLC (S)	7.000		02-01-21		425,000	382,500
BlueLine Rental Finance Corp. (S)	7.000		02-01-19		325,000	312,000
Case New Holland Industrial, Inc.	7.875		12-01-17		23,000	24,239
Fortive Corp. (S)	1.800		06-15-19		10,000	9,915
Gardner Denver, Inc. (S)	6.875		08-15-21		275,000	270,875
Manitowoc Foodservice, Inc.	9.500		02-15-24		75,000	85,500
Milacron LLC (S)	7.750		02-15-21		350,000	356,125
SIG Combibloc Holdings SCA (S)	7.750		02-15-23	EUR	300,000	335,514
Stanley Black & Decker, Inc.	2.451		11-17-18		230,000	232,533
Wabtec Corp. (S)	3.450		11-15-26		315,000	302,692
Marine 0.0%
Pelabuhan Indonesia II PT	4.250		05-05-25		200,000	191,700
Professional services 0.1%
CEB, Inc. (S)	5.625		06-15-23		400,000	388,000
Road and rail 0.2%
Canadian National Railway Company	3.200		08-02-46		325,000	284,559
ERAC USA Finance LLC (S)	2.800		11-01-18		20,000	20,279
ERAC USA Finance LLC (S)	3.800		11-01-25		170,000	171,028
ERAC USA Finance LLC (S)	6.375		10-15-17		145,000	150,918
JB Hunt Transport Services, Inc.	2.400		03-15-19		45,000	45,137
Kansas City Southern	2.350		05-15-20		200,000	197,819
National Express Group PLC	6.250		01-13-17	GBP	50,000	62,929
Penske Truck Leasing Company LP (S)	2.500		06-15-19		115,000	115,349
Penske Truck Leasing Company LP (S)	2.875		07-17-18		75,000	75,959
Penske Truck Leasing Company LP (S)	3.750		05-11-17		25,000	25,237
The Kenan Advantage Group, Inc. (S)	7.875		07-31-23		150,000	144,000
Watco Companies LLC (S)	6.375		04-01-23		244,000	250,100
Trading companies and distributors 0.2%
Air Lease Corp.	2.125		01-15-18		35,000	35,071
Air Lease Corp.	2.125		01-15-20		95,000	93,476
American Builders & Contractors Supply Company, Inc. (S)	5.750		12-15-23		125,000	128,125
GATX Corp.	1.250		03-04-17		100,000	100,002
GATX Corp.	2.375		07-30-18		45,000	45,239
GATX Corp.	2.600		03-30-20		80,000	79,144

SEE NOTES TO FUND'S INVESTMENTS43

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Trading companies and distributors (continued)
GATX Corp.	3.250		03-30-25		255,000	$243,582
GATX Corp.	4.500		03-30-45		95,000	83,128
GATX Corp.	4.850		06-01-21		225,000	242,001
H&E Equipment Services, Inc.	7.000		09-01-22		200,000	210,500
Reliance Intermediate Holdings LP (S)	6.500		04-01-23		400,000	418,000
United Rentals North America, Inc.	5.500		05-15-27		200,000	199,250
United Rentals North America, Inc.	7.625		04-15-22		36,000	38,070
Univar USA, Inc. (S)	6.750		07-15-23		225,000	228,938
Transportation infrastructure 0.2%
Atlantia SpA	6.250		06-09-22	GBP	100,000	151,591
Autoridad del Canal de Panama (S)	4.950		07-29-35		200,000	213,500
Burlington Northern Santa Fe LLC	4.150		04-01-45		155,000	153,920
Burlington Northern Santa Fe LLC	5.400		06-01-41		155,000	179,700
Delhi International Airport Pvt, Ltd. (S)	6.125		10-31-26		200,000	205,723
DP World, Ltd.	6.850		07-02-37		600,000	611,243
Information technology 1.8%						16,040,301
Communications equipment 0.2%
CommScope Technologies Finance LLC (S)	6.000		06-15-25		450,000	468,563
CommScope, Inc. (S)	4.375		06-15-20		50,000	51,125
Harris Corp.	1.999		04-27-18		120,000	120,213
Harris Corp.	2.700		04-27-20		45,000	45,073
Harris Corp.	3.832		04-27-25		155,000	156,814
Harris Corp.	4.854		04-27-35		190,000	192,777
Hughes Satellite Systems Corp. (S)	6.625		08-01-26		525,000	505,313
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	3.125		09-15-21		200,000	203,149
Arrow Electronics, Inc.	3.000		03-01-18		30,000	30,321
Arrow Electronics, Inc.	3.500		04-01-22		190,000	188,644
Arrow Electronics, Inc.	4.500		03-01-23		185,000	188,987
Avnet, Inc.	4.625		04-15-26		105,000	101,878
Avnet, Inc.	4.875		12-01-22		205,000	213,650
Keysight Technologies, Inc.	3.300		10-30-19		665,000	674,831
Zebra Technologies Corp.	7.250		10-15-22		350,000	378,469
Internet software and services 0.3%
Alibaba Group Holding, Ltd.	3.125		11-28-21		200,000	200,928
Alibaba Group Holding, Ltd.	3.600		11-28-24		675,000	667,325
Baidu, Inc.	2.750		06-09-19		200,000	202,018
Inception Merger Sub, Inc. (S)	8.625		11-15-24		150,000	150,000
Match Group, Inc.	6.375		06-01-24		150,000	158,625
Match Group, Inc.	6.750		12-15-22		292,000	306,600
Tencent Holdings, Ltd. (S)	2.000		05-02-17		200,000	200,165
Tencent Holdings, Ltd. (S)	2.875		02-11-20		255,000	255,937
Tencent Holdings, Ltd.	3.800		02-11-25		325,000	329,843
Zayo Group LLC	6.375		05-15-25		425,000	443,063
IT services 0.4%
Alliance Data Systems Corp. (S)	5.375		08-01-22		250,000	238,750
Alliance Data Systems Corp. (S)	5.875		11-01-21		275,000	275,688
Alliance Data Systems Corp. (S)	6.375		04-01-20		425,000	427,040
Fidelity National Information Services, Inc.	1.450		06-05-17		70,000	70,055
Fidelity National Information Services, Inc.	2.250		08-15-21		85,000	82,811
Fidelity National Information Services, Inc.	3.500		04-15-23		210,000	212,191

44SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
IT services (continued)
First Data Corp. (S)	5.375		08-15-23		375,000	$388,125
First Data Corp. (S)	7.000		12-01-23		875,000	916,020
Lender Processing Services, Inc.	5.750		04-15-23		288,000	300,960
Visa, Inc.	4.150		12-14-35		520,000	539,272
Visa, Inc.	4.300		12-14-45		320,000	333,313
Xerox Corp.	2.950		03-15-17		45,000	45,167
Semiconductors and semiconductor equipment 0.2%
Advanced Micro Devices, Inc.	7.000		07-01-24		100,000	101,000
Advanced Micro Devices, Inc.	7.500		08-15-22		50,000	53,500
Anstock II, Ltd.	2.125		07-24-17		200,000	199,680
Micron Technology, Inc. (S)	5.250		08-01-23		225,000	222,188
Microsemi Corp. (S)	9.125		04-15-23		325,000	376,188
NXP BV (S)	4.125		06-01-21		275,000	286,688
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26		325,000	340,438
Software 0.1%
JDA Escrow LLC (S)	7.375		10-15-24		225,000	230,906
Microsoft Corp.	4.200		11-03-35		255,000	265,277
SS&C Technologies Holdings, Inc.	5.875		07-15-23		175,000	178,500
Veritas US, Inc. (S)	7.500		02-01-23		200,000	182,000
Veritas US, Inc. (S)	10.500		02-01-24		200,000	184,000
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	2.250		02-23-21		285,000	284,981
Apple, Inc.	3.050		07-31-29	GBP	100,000	131,178
Diamond 1 Finance Corp. (S)	5.875		06-15-21		150,000	158,080
Diamond 1 Finance Corp. (S)	7.125		06-15-24		250,000	272,948
Hewlett Packard Enterprise Company (S)	2.700		10-05-17		210,000	212,258
Western Digital Corp. (S)	7.375		04-01-23		650,000	702,000
Western Digital Corp. (S)	10.500		04-01-24		1,205,000	1,394,788
Materials 2.8%						25,536,951
Chemicals 0.5%
Braskem Finance, Ltd.	5.375		05-02-22		200,000	202,400
CF Industries, Inc.	5.375		03-15-44		75,000	59,813
CF Industries, Inc.	7.125		05-01-20		150,000	162,375
CVR Partners LP (S)	9.250		06-15-23		250,000	247,500
Ecolab, Inc.	2.700		11-01-26		95,000	90,172
Equate Petrochemical BV (S)	4.250		11-03-26		200,000	188,750
Hexion US Finance Corp.	6.625		04-15-20		700,000	602,000
Hexion, Inc.	10.000		04-15-20		125,000	121,875
Huntsman International LLC	4.875		11-15-20		50,000	51,500
INEOS Group Holdings SA (S)	5.625		08-01-24		300,000	293,190
Kissner Holdings LP (S)	8.375		12-01-22		225,000	223,875
LyondellBasell Industries NV	5.000		04-15-19		250,000	264,589
Platform Specialty Products Corp. (S)	6.500		02-01-22		200,000	197,500
Platform Specialty Products Corp. (S)	10.375		05-01-21		225,000	245,813
PQ Corp. (S)	6.750		11-15-22		250,000	264,375
Solvay Finance America LLC (S)	3.400		12-03-20		285,000	290,719
Solvay Finance America LLC (S)	4.450		12-03-25		420,000	435,911
The Dow Chemical Company	8.550		05-15-19		140,000	160,823
Construction materials 0.4%
Cemex SAB de CV	7.750		04-16-26		700,000	747,250
Cemex SAB de CV (S)	7.750		04-16-26		350,000	373,625

SEE NOTES TO FUND'S INVESTMENTS45

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Construction materials (continued)
Eagle Materials, Inc.	4.500		08-01-26		25,000	$24,563
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		200,000	207,700
Holcim GB Finance, Ltd.	8.750		04-24-17	GBP	50,000	64,428
Holcim US Finance Sarl & Cie SCS (S)	5.150		09-12-23		230,000	249,257
Holcim US Finance Sarl & Cie SCS (S)	6.000		12-30-19		280,000	308,682
James Hardie International Finance, Ltd. (S)	5.875		02-15-23		200,000	207,600
Martin Marietta Materials, Inc. (P)	1.938		06-30-17		130,000	130,243
Martin Marietta Materials, Inc.	4.250		07-02-24		350,000	353,569
Pfleiderer GmbH	7.875		08-01-19	EUR	450,000	494,883
Votorantim Cimentos SA	7.250		04-05-41		200,000	181,500
Vulcan Materials Company	7.500		06-15-21		165,000	195,113
Containers and packaging 0.5%
AEP Industries, Inc.	8.250		04-15-19		156,000	159,315
ARD Finance SA, PIK (S)	6.625		09-15-23	EUR	600,000	612,878
ARD Finance SA, PIK (S)	7.125		09-15-23		825,000	817,781
Ardagh Packaging Finance PLC (P)(S)	3.850		12-15-19		200,000	203,500
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		500,000	522,500
Cascades, Inc. (S)	5.500		07-15-22		125,000	126,719
Crown Cork & Seal Company, Inc.	7.375		12-15-26		100,000	113,250
International Paper Company	3.650		06-15-24		245,000	246,425
International Paper Company	4.400		08-15-47		325,000	296,290
JH-Holding Finance SA, PIK	8.250		12-01-22	EUR	100,000	113,795
Pactiv LLC	7.950		12-15-25		175,000	187,250
Reynolds Group Issuer, Inc.	5.750		10-15-20		225,000	231,469
Reynolds Group Issuer, Inc. (S)	7.000		07-15-24		250,000	264,125
Wise Metals Group LLC (S)	8.750		12-15-18		725,000	752,188
Metals and mining 1.3%
AK Steel Corp.	7.625		05-15-20		125,000	127,813
AK Steel Corp.	7.625		10-01-21		50,000	52,125
Alcoa Nederland Holding BV (S)	6.750		09-30-24		200,000	214,500
Alcoa Nederland Holding BV (S)	7.000		09-30-26		200,000	212,000
Alcoa, Inc.	6.150		08-15-20		660,000	711,282
Aleris International, Inc.	7.875		11-01-20		125,000	122,613
Aleris International, Inc. (S)	9.500		04-01-21		145,000	155,513
ALROSA Finance SA	7.750		11-03-20		200,000	224,332
AngloGold Ashanti Holdings PLC	5.125		08-01-22		45,000	44,367
BlueScope Steel Finance, Ltd. (S)	6.500		05-15-21		500,000	526,250
Carpenter Technology Corp.	4.450		03-01-23		185,000	178,326
Carpenter Technology Corp.	5.200		07-15-21		195,000	199,544
Constellium NV (S)	7.875		04-01-21		500,000	537,500
Constellium NV (S)	8.000		01-15-23		250,000	258,125
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22		675,000	778,680
Freeport-McMoRan, Inc.	2.375		03-15-18		275,000	272,938
Freeport-McMoRan, Inc.	4.000		11-14-21		150,000	147,000
Freeport-McMoRan, Inc.	5.400		11-14-34		225,000	196,875
Fresnillo PLC (S)	5.500		11-13-23		200,000	209,500
Fresnillo PLC	5.500		11-13-23		200,000	209,500
Goldcorp, Inc.	2.125		03-15-18		215,000	215,032
Goldcorp, Inc.	3.625		06-09-21		180,000	183,350
HudBay Minerals, Inc.	9.500		10-01-20		982,000	1,033,555
Joseph T Ryerson & Son, Inc. (S)	11.000		05-15-22		550,000	599,500
Lundin Mining Corp. (S)	7.500		11-01-20		475,000	506,350

46SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
Lundin Mining Corp. (S)	7.875		11-01-22		175,000	$189,000
New Gold, Inc. (S)	6.250		11-15-22		400,000	402,000
Novelis Corp. (S)	5.875		09-30-26		175,000	174,781
Novelis Corp. (S)	6.250		08-15-24		300,000	310,500
Nyrstar Netherlands Holdings BV (S)	8.500		09-15-19	EUR	450,000	505,129
Nyrstar Netherlands Holdings BV	8.500		09-15-19	EUR	200,000	224,504
Petra Diamonds US Treasury PLC (S)	8.250		05-31-20		270,000	277,088
Reliance Steel & Aluminum Company	4.500		04-15-23		130,000	130,794
Southern Copper Corp.	5.250		11-08-42		155,000	140,335
Southern Copper Corp.	5.875		04-23-45		250,000	237,785
Teck Resources, Ltd. (S)	8.000		06-01-21		200,000	219,500
United States Steel Corp.	6.875		04-01-21		50,000	50,825
United States Steel Corp.	7.375		04-01-20		27,000	28,495
Vale Overseas, Ltd.	5.875		06-10-21		263,000	275,624
Vale Overseas, Ltd.	6.250		08-10-26		300,000	312,375
Zekelman Industries, Inc. (S)	9.875		06-15-23		475,000	509,438
Paper and forest products 0.1%
Celulosa Arauco y Constitucion SA	4.500		08-01-24		200,000	201,517
Mercer International, Inc.	7.000		12-01-19		275,000	283,250
Mercer International, Inc.	7.750		12-01-22		150,000	157,125
Norbord, Inc. (S)	6.250		04-15-23		175,000	182,000
Reynolds Group Issuer, Inc. (P)(S)	4.380		07-15-21		200,000	204,250
West Fraser Timber Company, Ltd. (S)	4.350		10-15-24		335,000	314,988
Real estate 1.1%						9,804,568
Equity real estate investment trusts 0.9%
American Campus Communities Operating Partnership LP	3.350		10-01-20		75,000	76,326
American Campus Communities Operating Partnership LP	3.750		04-15-23		185,000	186,533
American Campus Communities Operating Partnership LP	4.125		07-01-24		210,000	214,630
Boston Properties LP	2.750		10-01-26		320,000	294,016
Boston Properties LP	3.650		02-01-26		140,000	139,188
Brixmor Operating Partnership LP	3.850		02-01-25		225,000	220,311
Brixmor Operating Partnership LP	3.875		08-15-22		125,000	127,303
Brixmor Operating Partnership LP	4.125		06-15-26		360,000	357,160
Camden Property Trust	4.875		06-15-23		215,000	231,568
Crown Castle International Corp.	2.250		09-01-21		125,000	120,584
Crown Castle International Corp.	3.400		02-15-21		50,000	50,835
Crown Castle International Corp.	4.450		02-15-26		850,000	873,168
Crown Castle International Corp.	5.250		01-15-23		155,000	168,494
Crown Castle Towers LLC (S)	3.222		05-15-42		25,000	25,310
Crown Castle Towers LLC (S)	3.663		05-15-25		120,000	122,198
Crown Castle Towers LLC (S)	6.113		01-15-40		240,000	263,496
DDR Corp.	4.250		02-01-26		245,000	245,030
Equinix, Inc.	5.375		01-01-22		225,000	234,563
Equinix, Inc.	5.750		01-01-25		125,000	128,906
Essex Portfolio LP	3.375		04-15-26		305,000	294,997
Healthcare Realty Trust, Inc.	3.750		04-15-23		115,000	114,560
Healthcare Realty Trust, Inc.	5.750		01-15-21		150,000	165,539
Highwoods Realty LP	3.625		01-15-23		165,000	162,834
Host Hotels & Resorts LP	4.000		06-15-25		205,000	201,482
Iron Mountain Canada Operations ULC (S)	5.375		09-15-23	CAD	250,000	186,109
Iron Mountain Europe PLC (S)	6.125		09-15-22	GBP	200,000	264,003

SEE NOTES TO FUND'S INVESTMENTS47

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Real estate (continued)
Equity real estate investment trusts (continued)
Kennedy Wilson Europe Real Estate PLC	3.950		06-30-22	GBP	100,000	$125,724
Kilroy Realty LP	4.800		07-15-18		45,000	46,715
Kilroy Realty LP	6.625		06-01-20		145,000	162,471
Kimco Realty Corp.	3.400		11-01-22		75,000	76,126
Kimco Realty Corp.	6.875		10-01-19		20,000	22,503
MGM Growth Properties Operating Partnership LP (S)	5.625		05-01-24		175,000	183,313
MPT Operating Partnership LP	5.250		08-01-26		25,000	23,438
MPT Operating Partnership LP	6.375		03-01-24		225,000	230,625
Simon Property Group LP	2.350		01-30-22		50,000	49,344
Simon Property Group LP	3.300		01-15-26		265,000	263,501
Ventas Realty LP	1.250		04-17-17		55,000	54,977
Ventas Realty LP	2.000		02-15-18		75,000	75,159
Ventas Realty LP	4.000		04-30-19		15,000	15,582
VEREIT Operating Partnership LP	4.125		06-01-21		125,000	128,125
VEREIT Operating Partnership LP	4.600		02-06-24		105,000	107,258
VEREIT Operating Partnership LP	4.875		06-01-26		255,000	261,375
WEA Finance LLC (S)	1.750		09-15-17		200,000	200,555
WEA Finance LLC (S)	3.750		09-17-24		270,000	273,114
Real estate management and development 0.2%
BR Malls International Finance, Ltd. (Q)	8.500		01-21-17		45,000	43,425
BR Malls International Finance, Ltd. (Q)(S)	8.500		01-21-17		160,000	154,400
Citycon Treasury BV	2.500		10-01-24	EUR	200,000	229,646
Greystar Real Estate Partners LLC (S)	8.250		12-01-22		275,000	297,688
Inmobiliaria Colonial SA	2.728		06-05-23	EUR	200,000	222,433
IRSA Propiedades Comerciales SA (S)	8.750		03-23-23		235,000	249,688
Societe Fonciere Lyonnaise SA	2.250		11-16-22	EUR	200,000	226,091
The Howard Hughes Corp. (S)	6.875		10-01-21		400,000	421,760
Theta Capital Pte, Ltd.	6.750		10-31-26		200,000	190,389
Telecommunication services 2.2%						19,392,996
Diversified telecommunication services 1.2%
AT&T, Inc.	2.300		03-11-19		110,000	110,234
AT&T, Inc.	3.400		05-15-25		155,000	148,955
AT&T, Inc.	4.800		06-15-44		260,000	243,330
CenturyLink, Inc.	7.500		04-01-24		625,000	642,188
Eutelsat SA	3.125		10-10-22	EUR	100,000	118,873
Frontier Communications Corp.	8.875		09-15-20		425,000	443,594
Frontier Communications Corp.	10.500		09-15-22		375,000	386,250
Grain Spectrum Funding LLC (S)	4.000		10-10-18		505,000	501,128
GTP Acquisition Partners I LLC (S)	2.350		06-15-20		330,000	323,859
Intelsat Jackson Holdings SA	7.250		10-15-20		175,000	127,531
Intelsat Jackson Holdings SA (S)	8.000		02-15-24		1,025,000	1,032,688
Level 3 Communications, Inc.	5.750		12-01-22		175,000	178,938
Level 3 Financing, Inc. (S)	5.250		03-15-26		125,000	122,813
Level 3 Financing, Inc.	5.375		05-01-25		125,000	124,375
Level 3 Financing, Inc.	5.625		02-01-23		325,000	329,875
OTE PLC	7.875		02-07-18	EUR	325,000	365,998
Sable International Finance, Ltd. (S)	6.875		08-01-22		400,000	415,000
SmarTone Finance, Ltd.	3.875		04-08-23		200,000	196,338
TDF Infrastructure SAS	2.875		10-19-22	EUR	200,000	228,956
Telecom Italia SpA	5.875		05-19-23	GBP	50,000	68,722
Telefonica Emisiones SAU	4.570		04-27-23		245,000	256,049

48SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Telefonica Emisiones SAU	4.710		01-20-20	EUR	100,000	$119,920
Telefonica Emisiones SAU	5.375		02-02-18	GBP	50,000	65,596
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200		12-04-19	EUR	100,000	105,614
UPC Holding BV (S)	6.750		03-15-23	EUR	200,000	228,398
Verizon Communications, Inc.	4.125		08-15-46		310,000	276,805
Verizon Communications, Inc.	4.272		01-15-36		365,000	347,735
Verizon Communications, Inc.	4.500		09-15-20		330,000	352,238
Verizon Communications, Inc.	6.400		09-15-33		1,840,000	2,202,813
Wind Acquisition Finance SA (P)(S)	3.689		07-15-20	EUR	100,000	105,985
Wind Acquisition Finance SA (S)	7.000		04-23-21	EUR	100,000	109,486
Wind Acquisition Finance SA (S)	7.375		04-23-21		700,000	714,000
Wireless telecommunication services 1.0%
CC Holdings GS V LLC	3.849		04-15-23		560,000	570,409
Digicel Group, Ltd. (S)	8.250		09-30-20		1,050,000	883,575
SBA Tower Trust (S)	2.240		04-16-18		125,000	125,248
SBA Tower Trust (S)	2.898		10-15-44		265,000	267,509
SBA Tower Trust (S)	2.933		12-15-42		630,000	630,709
SBA Tower Trust (S)	3.156		10-15-45		360,000	368,280
SBA Tower Trust (S)	3.598		04-15-43		570,000	571,996
SBA Tower Trust (S)	3.869		10-15-49		360,000	363,254
Sprint Capital Corp.	8.750		03-15-32		550,000	577,500
Sprint Communications, Inc.	7.000		08-15-20		525,000	544,688
Sprint Communications, Inc.	11.500		11-15-21		350,000	418,250
Sprint Corp.	7.250		09-15-21		500,000	512,500
T-Mobile USA, Inc.	6.000		04-15-24		250,000	262,500
T-Mobile USA, Inc.	6.375		03-01-25		125,000	133,594
T-Mobile USA, Inc.	6.500		01-15-24		75,000	80,132
T-Mobile USA, Inc.	6.500		01-15-26		1,125,000	1,215,000
T-Mobile USA, Inc.	6.731		04-28-22		45,000	47,018
TBG Global Pte, Ltd.	5.250		02-10-22		400,000	399,050
VimpelCom Holdings BV (S)	5.200		02-13-19		200,000	205,000
VimpelCom Holdings BV (S)	7.504		03-01-22		200,000	222,500
Utilities 1.4%						13,024,591
Electric utilities 0.9%
Adani Transmission, Ltd. (S)	4.000		08-03-26		200,000	189,421
Alabama Power Company	3.750		03-01-45		300,000	285,290
American Transmission Systems, Inc. (S)	5.000		09-01-44		100,000	102,385
Appalachian Power Company	4.450		06-01-45		80,000	81,108
Appalachian Power Company	6.375		04-01-36		115,000	139,893
Comision Federal de Electricidad (S)	4.875		01-15-24		200,000	197,000
DPL, Inc.	7.250		10-15-21		400,000	411,000
Duke Energy Corp.	2.650		09-01-26		280,000	259,448
Duke Energy Corp.	3.750		09-01-46		285,000	252,093
Duke Energy Progress LLC	3.700		10-15-46		570,000	526,762
Eastern Power Networks PLC	5.750		03-08-24	GBP	30,000	46,511
Empresas Publicas de Medellin ESP	7.625		09-10-24	COP	153,000,000	46,021
Enel Finance International NV	5.625		08-14-24	GBP	50,000	75,182
Energy Future Intermediate Holding Company LLC (H)(S)	11.750		03-01-22		515,727	698,810
Eskom Holdings SOC, Ltd.	6.750		08-06-23		200,000	196,289
Eskom Holdings SOC, Ltd.	7.125		02-11-25		1,400,000	1,370,264
Exelon Corp.	1.550		06-09-17		120,000	120,018

SEE NOTES TO FUND'S INVESTMENTS49

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Electric utilities (continued)
Exelon Corp.	2.850		06-15-20		100,000	$101,270
FirstEnergy Transmission LLC (S)	4.350		01-15-25		195,000	201,588
Infinis PLC (S)	7.000		02-15-19	GBP	200,000	255,570
IPALCO Enterprises, Inc.	3.450		07-15-20		235,000	237,938
IPALCO Enterprises, Inc.	5.000		05-01-18		85,000	88,460
Israel Electric Corp., Ltd. (S)	6.875		06-21-23		250,000	284,403
Lamar Funding, Ltd.	3.958		05-07-25		200,000	183,979
Listrindo Capital BV (S)	4.950		09-14-26		200,000	194,480
MidAmerican Energy Company	4.250		05-01-46		175,000	179,746
Monongahela Power Company (S)	5.400		12-15-43		200,000	231,150
Monongahela Power Company (S)	5.700		03-15-17		25,000	25,296
NextEra Energy Capital Holdings, Inc.	1.649		09-01-18		30,000	29,942
NextEra Energy Capital Holdings, Inc.	2.056		09-01-17		25,000	25,112
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19		30,000	30,222
Pennsylvania Electric Company	6.150		10-01-38		180,000	200,568
Perusahaan Listrik Negara PT	5.250		10-24-42		400,000	365,000
PPL Capital Funding, Inc.	1.900		06-01-18		55,000	54,963
Public Service Company of Oklahoma	5.150		12-01-19		35,000	37,728
San Diego Gas & Electric Company	1.914		02-01-22		51,072	50,449
Scottish Power UK PLC	8.375		02-20-17	GBP	20,000	25,430
Southern Power Company	1.850		12-01-17		25,000	25,083
The Southern Company	1.550		07-01-18		30,000	29,897
The Southern Company	1.850		07-01-19		100,000	99,626
The Southern Company	2.350		07-01-21		20,000	19,666
The Southern Company	4.250		07-01-36		280,000	277,729
The Southern Company	4.400		07-01-46		425,000	413,661
Zhejiang Energy Group Hong Kong, Ltd.	2.300		09-30-17		200,000	199,797
Gas utilities 0.1%
Ferrellgas LP	6.750		01-15-22		25,000	23,563
Ferrellgas LP	6.750		06-15-23		75,000	69,750
Panhandle Eastern Pipe Line Company LP	6.200		11-01-17		15,000	15,490
Perusahaan Gas Negara Persero Tbk PT	5.125		05-16-24		400,000	410,222
Independent power and renewable electricity producers 0.3%
AES Corp. (P)	3.931		06-01-19		25,000	24,813
AES Corp.	5.500		03-15-24		425,000	418,625
AES Corp.	6.000		05-15-26		200,000	196,500
Calpine Corp.	5.375		01-15-23		325,000	313,758
Exelon Generation Company LLC	2.950		01-15-20		260,000	263,341
NRG Energy, Inc.	6.625		03-15-23		475,000	472,625
NRG Energy, Inc. (S)	6.625		01-15-27		125,000	115,625
NRG Energy, Inc. (S)	7.250		05-15-26		675,000	659,813
TerraForm Power Operating LLC (S)	6.375		02-01-23		25,000	25,570
TerraForm Power Operating LLC (S)	6.625		06-15-25		200,000	207,500
Multi-utilities 0.1%
Consolidated Edison Company of New York, Inc.	3.850		06-15-46		285,000	269,475
Dominion Resources, Inc. (S)	1.500		09-30-18		50,000	49,534
Dominion Resources, Inc. (S)	2.125		02-15-18		110,000	110,196
Dominion Resources, Inc.	2.962		07-01-19		125,000	126,654
Enable Oklahoma Intrastate Transmission LLC (S)	6.250		03-15-20		70,000	74,339
NiSource Finance Corp.	6.400		03-15-18		5,000	5,279
Sempra Energy	2.850		11-15-20		125,000	126,041
Teco Energy, Inc. (P)	1.476		04-10-18		180,000	179,630

50SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Convertible bonds 0.0%					$411,654
(Cost $353,250)
Consumer discretionary 0.0%					26,154
Automobiles 0.0%
Tesla Motors, Inc.	0.250		03-01-19	29,000	26,154
Energy 0.0%					163,500
Oil, gas and consumable fuels 0.0%
Comstock Resources, Inc., PIK	7.750		04-01-19	200,000	163,500
Information technology 0.0%					222,000
Internet software and services 0.0%
MercadoLibre, Inc.	2.250		07-01-19	160,000	222,000
Municipal bonds 0.4%					$3,760,931
(Cost $3,608,853)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720		12-01-38	165,000	198,818
City of Chicago (Illinois)	6.395		01-01-40	150,000	195,888
City of New York (New York)	6.271		12-01-37	115,000	150,365
Commonwealth of Puerto Rico, Series A (H)	8.000		07-01-35	475,000	333,688
Denver City & County School District No. 1 (Colorado)	4.242		12-15-37	130,000	132,274
District of Columbia	5.591		12-01-34	40,000	48,741
East Bay Municipal Utility District (California)	5.874		06-01-40	135,000	170,724
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995		07-01-20	265,000	271,212
Florida State Board of Administration Finance Corp.	2.163		07-01-19	170,000	171,637
JobsOhio Beverage System	4.532		01-01-35	125,000	134,668
Los Angeles Department of Airports (California)	7.053		05-15-40	185,000	255,757
Maryland State Transportation Authority	5.888		07-01-43	125,000	155,980
Metropolitan Transportation Authority (New York)	7.336		11-15-39	55,000	80,500
North Carolina Eastern Municipal Power Agency	1.561		07-01-17	75,000	75,035
North Carolina Eastern Municipal Power Agency	2.003		07-01-18	5,000	5,017
Port Authority of New York & New Jersey	4.458		10-01-62	340,000	341,778
South Carolina State Public Service Authority	4.322		12-01-27	260,000	281,354
State of California	5.000		08-01-28	300,000	351,375
State of Georgia	5.000		12-01-26	120,000	145,891
State of Oregon	5.892		06-01-27	60,000	73,127
University of California (P)	1.033		07-01-41	85,000	85,011
University of California	4.131		05-15-45	60,000	59,920
Virginia Commonwealth Transportation Board	5.350		05-15-35	35,000	42,171
Term loans (M) 7.3%					$65,867,908
(Cost $65,784,240)
Consumer discretionary 2.2%					20,050,694
Auto components 0.0%
K&N	5.750		10-19-23	100,000	99,250
MPG Holdco I, Inc.	3.750		10-20-21	77,960	78,058
TI Group Automotive Systems LLC	4.500		06-30-22	123,750	124,214
Diversified consumer services 0.2%
J.D. Power and Associates	5.250		09-07-23	125,000	126,250
Laureate Education, Inc.	8.868		03-17-21	550,000	543,241
Nord Anglia Education Finance LLC	5.000		03-31-21	463,250	462,963
Standard Aero, Ltd.	5.250		07-07-22	247,500	247,748
Veritas Bermuda, Ltd.	8.625		01-29-23	298,500	265,665
WASH Multifamily Laundry Systems LLC	4.250		05-14-22	168,066	165,231
WASH Multifamily Laundry Systems LLC	4.250		05-14-22	29,433	28,937

SEE NOTES TO FUND'S INVESTMENTS51

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.5%
American Casino & Entertainment Properties LLC	7.023			07-07-22	38,358	$38,470
AMF Bowling Centers, Inc.	6.000			08-17-23	173,931	172,844
Boyd Gaming Corp.	3.534			09-15-23	75,000	75,387
CCM Merger, Inc.	4.000			08-08-21	187,367	188,225
CityCenter Holdings LLC	4.250			10-16-20	321,333	323,743
Eldorado Resorts, Inc.	4.250			07-23-22	148,373	149,115
Equinox Holdings, Inc.	5.000			01-31-20	270,358	271,455
Four Seasons Holdings, Inc. (T)			TBD	11-21-23	175,000	176,423
Graton Economic Development Authority	4.750			09-01-22	110,203	110,547
Hilton Worldwide Finance LLC	3.500			10-26-20	55,592	55,827
Intrawest Operations Group LLC	4.500			12-09-20	117,992	118,841
KFC Holding Company	3.305			06-16-23	224,438	226,482
La Quinta Intermediate Holdings LLC	3.750			04-14-21	171,807	170,805
Las Vegas Sands LLC	3.250			12-19-20	213,950	215,227
Life Time Fitness, Inc.	4.250			06-10-22	595,365	595,216
New Red Finance, Inc.	3.750			12-10-21	623,325	627,414
Playa Resorts Holding BV	4.000			08-09-19	98,415	98,210
Scientific Games International, Inc.	6.000			10-18-20	772,248	779,970
Station Casinos LLC	3.750			06-08-23	124,688	125,701
World Endurance Holdings	5.250			06-26-21	97,995	96,035
Household durables 0.1%
Serta Simmons Bedding LLC (T)			TBD	11-08-23	875,000	872,270
Serta Simmons Bedding LLC (T)			TBD	10-21-24	425,000	422,875
Leisure products 0.0%
ClubCorp Club Operations, Inc.	4.000			12-15-22	100,000	100,656
SRAM LLC (T)			TBD	04-10-20	150,000	147,470
Media 0.8%
Advantage Sales & Marketing, Inc.	4.250			07-23-21	98,000	97,265
Altice US Finance I Corp.	3.882			01-15-25	322,563	323,975
AMC Entertainment Holdings, Inc. (T)			TBD	12-15-23	25,000	25,125
AMC Entertainment, Inc.	3.500			12-15-22	24,750	24,884
ASP NEP	10.000			07-22-20	25,000	25,000
Cengage Learning, Inc.	5.250			06-07-23	348,188	334,013
Charter Communications Operating LLC	3.500			01-24-23	223,875	225,903
Creative Artists Agency LLC	5.000			12-17-21	49,439	49,810
CSC Holdings LLC	3.876			10-11-24	328,947	331,003
Cumulus Media Holdings, Inc.	4.250			12-23-20	394,242	237,109
Delta 2 Lux Sarl	4.750			07-30-21	827,650	831,788
Delta 2 Lux Sarl	7.750			07-31-22	375,000	376,564
Entercom Radio LLC	4.500			11-01-23	100,000	100,656
iHeartCommunications, Inc.	7.356			01-30-19	875,000	677,303
Lions Gate Entertainment Corp. (T)			TBD	10-12-23	175,000	175,438
Lions Gate Entertainment Corp.	5.000			03-17-22	375,000	380,625
McGraw-Hill Global Education Holdings LLC	5.000			05-04-22	349,125	346,259
MGOC, Inc.	4.000			07-31-20	229,733	229,705
Mission Broadcasting, Inc. (T)			TBD	09-26-23	22,500	22,596
NEP/NCP Holdco, Inc.	4.250			01-22-20	172,182	171,464
Nexstar Broadcasting, Inc. (T)			TBD	09-21-23	252,500	253,573
Townsquare Media, Inc.	4.250			04-01-22	200,014	200,014
Univision Communications, Inc.	4.000			03-01-20	241,063	241,113
Univision Communications, Inc.	4.000			03-01-20	412,714	412,565
VGD Merger Sub LLC	8.500			08-18-24	100,000	102,000

52SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Virgin Media Investment Holdings, Ltd.	3.500			06-30-23	151,497	$152,302
WideOpenWest Finance LLC	4.500			08-18-23	214,764	215,007
William Morris Endeavor Entertainment LLC	8.250			05-06-22	250,000	251,250
WMG Acquisition Corp.	3.750			10-20-23	50,000	49,950
Yankee Cable Acquisition LLC	4.250			03-01-20	328,288	327,878
Multiline retail 0.2%
BJ's Wholesale Club, Inc.	4.500			09-26-19	124,673	124,855
BJ's Wholesale Club, Inc.	8.500			03-26-20	50,000	49,950
Dollar Tree, Inc.	3.063			07-06-22	19,994	20,153
Dollar Tree, Inc.	4.250			07-06-22	175,000	176,750
JC Penney Corp., Inc.	5.250			06-23-23	976,864	983,781
Specialty retail 0.4%
Academy, Ltd.	5.000			07-01-22	1,112,744	1,023,724
Harbor Freight Tools USA, Inc.	4.137			08-19-23	124,688	125,675
Jo-Ann Stores LLC	6.256			09-27-23	950,000	947,625
KAR Auction Services, Inc.	4.375			03-09-23	224,046	226,636
Leslie's Poolmart, Inc.	5.250			08-16-23	100,000	100,750
PetSmart, Inc.	4.000			03-11-22	606,517	608,143
The Men's Wearhouse, Inc.	5.000			06-18-21	175,000	169,750
Consumer staples 0.3%						2,962,641
Beverages 0.0%
Constellation Brands, Inc. (T)			TBD	11-14-23	50,000	50,292
Food and staples retailing 0.1%
Albertsons LLC	4.750			12-21-22	298,627	299,331
Focus Brands, Inc.	5.000			10-03-23	25,000	25,323
Rite Aid Corp.	5.750			08-21-20	525,000	526,643
Safeway, Inc.	5.750			08-19-23	150,000	150,750
Food products 0.2%
Brightview Landscapes LLC	4.000			12-18-20	347,498	347,400
Candy Intermediate Holdings, Inc.	5.500			06-15-23	224,625	224,625
Chobani LLC	5.250			10-07-23	75,000	75,797
Hostess Brands LLC	4.000			08-03-22	421,310	423,733
Royal Holdings, Inc.	4.500			06-19-22	198,438	199,430
Royal Holdings, Inc.	8.500			06-19-23	75,000	74,156
Shearer's Foods LLC	4.938			06-30-21	172,362	172,362
Shearer's Foods LLC	7.750			06-30-22	100,000	91,250
The Brickman Group, Ltd.	7.500			12-17-21	125,000	124,625
US Foods, Inc.	4.000			06-27-23	149,305	150,106
Personal products 0.0%
Kirk Beauty One GmbH	4.750			08-13-22	25,000	26,818
Energy 0.5%						4,156,769
Energy equipment and services 0.1%
EFS Cogen Holdings I LLC	5.250			06-28-23	121,273	122,455
Expro FinServices Sarl	5.750			09-02-21	273,604	226,309
Hercules Offshore, Inc. (H)	10.500			05-06-20	414,992	373,978
Oil, gas and consumable fuels 0.4%
California Resources Corp. (T)	0.000			12-31-21	175,000	190,313
CGG Holding US, Inc.	7.023			05-15-19	872,560	775,854
Chesapeake Energy Corp.	8.500			08-23-21	550,000	587,472
Eastern Power LLC	5.000			10-02-21	163,144	163,043

SEE NOTES TO FUND'S INVESTMENTS53

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EMG Utica LLC	4.750			03-27-20	115,311	$114,086
EP Energy LLC	9.750			06-30-21	275,000	278,267
ExGen Renewables I LLC	5.250			02-08-21	740,596	745,225
MEG Energy Corp.	3.750			03-31-20	120,267	113,001
Pilot Travel Centers LLC	3.356			05-25-23	160,675	161,981
Terra-Gen Finance Company LLC	5.250			12-09-21	346,346	304,785
Financials 0.8%						7,134,872
Banks 0.0%
Diamond US Holding LLC	4.750			12-17-21	74,125	74,032
Svenska Handelsbanken AB	4.000			01-08-23	49,750	50,123
Capital markets 0.1%
Bats Global Markets, Inc.	4.034			06-14-23	116,783	116,966
Onex Wizard Acquisition Company II SCA	4.000			03-13-22	220,247	220,981
Consumer finance 0.0%
Harland Clarke Holdings Corp.	7.000			12-31-19	146,250	145,930
Diversified financial services 0.0%
UFC Holdings LLC	5.000			08-18-23	175,000	176,031
Insurance 0.7%
Acrisure LLC (T)			TBD	10-28-23	250,000	249,635
Alliant Holdings I LLC	4.753			08-12-22	370,869	370,473
Alliant Holdings Intermediate LLC	5.253			08-12-22	24,938	25,037
Asurion LLC (T)			TBD	11-03-23	500,000	503,215
Asurion LLC	5.000			05-24-19	138,660	139,245
Asurion LLC	5.000			08-04-22	1,099,135	1,105,543
Asurion LLC	8.500			03-03-21	1,825,000	1,842,867
HUB International, Ltd.	4.000			10-02-20	297,534	297,740
National Financial Partners Corp.	4.500			07-01-20	323,352	323,656
New Asurion Corp.	5.000			08-31-21	400,000	403,252
Sedgwick Claims Management Services, Inc.	4.250			03-01-21	174,813	176,124
Sedgwick Claims Management Services, Inc.	6.750			02-28-22	500,000	496,250
USI, Inc.	4.250			12-27-19	418,031	417,772
Health care 0.6%						5,086,392
Biotechnology 0.0%
AMAG Pharmaceuticals, Inc.	4.750			08-13-21	23,750	23,631
Health care equipment and supplies 0.0%
Examworks Group, Inc.	4.750			07-27-23	175,000	175,438
Kinetic Concepts, Inc.	5.000			11-04-20	99,749	97,854
Health care providers and services 0.4%
ATI Holdings Acquisition, Inc.	5.500			05-10-23	99,750	100,436
Catalent Pharma Solutions, Inc.	4.250			05-20-21	220,489	221,001
CHG Healthcare Services, Inc.	4.750			06-07-23	74,625	74,961
Community Health Systems, Inc.	3.750			12-31-19	129,736	122,508
Community Health Systems, Inc.	4.000			01-27-21	87,601	82,695
Envision Healthcare Corp. (T)			TBD	11-09-23	575,000	575,719
Envision Healthcare Corp.	6.000			10-28-22	99,250	99,281
HC Group Holdings III, Inc.	6.000			04-07-22	24,688	24,317
HCA, Inc.	3.856			03-17-23	199,000	200,576
IASIS Healthcare LLC	4.500			05-03-18	172,756	170,003
Inventiv Health, Inc. (T)			TBD	11-09-23	425,000	425,931
MPH Acquisition Holdings LLC	5.000			06-07-23	430,548	435,314

54SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Onex Schumacher Finance LP	5.000		07-31-22	74,374	$74,064
Team Health, Inc.	3.838		11-23-22	99,251	99,096
US Renal Care, Inc.	5.250		12-31-22	521,063	487,845
US Renal Care, Inc.	9.000		12-31-23	75,000	70,500
Life sciences tools and services 0.0%
Albany Molecular Research, Inc.	5.750		07-16-21	124,685	124,920
Pharmaceuticals 0.2%
DPx Holdings BV	4.250		03-11-21	196,717	196,717
Genoa a QoL Healthcare Company LLC	4.750		10-28-23	175,000	174,344
Pharmaceutical Product Development LLC	4.250		08-18-22	151,634	151,966
Valeant Pharmaceuticals International, Inc.	5.000		02-13-19	266,696	264,125
Valeant Pharmaceuticals International, Inc.	5.250		08-05-20	218,206	215,478
Valeant Pharmaceuticals International, Inc.	5.500		04-01-22	401,308	397,672
Industrials 0.7%					6,632,405
Aerospace and defense 0.1%
B/E Aerospace, Inc.	3.863		12-16-21	46,909	47,015
CAMP International Holding Company	4.750		08-11-23	270,619	270,452
CAMP International Holding Company	8.250		08-12-24	100,000	101,962
TransDigm, Inc.	3.750		05-14-22	198,572	199,152
TransDigm, Inc.	3.750		06-09-23	74,813	74,953
Air freight and logistics 0.2%
Uber Technologies, Inc.	5.000		07-13-23	1,850,000	1,861,563
Airlines 0.0%
American Airlines, Inc.	3.250		10-10-21	171,500	171,881
Building products 0.0%
C.H.I. Overhead Doors, Inc.	4.899		07-29-22	248,748	248,231
Jeld-Wen, Inc.	4.750		07-01-22	149,250	150,432
Commercial services and supplies 0.1%
Americold Realty Trust, Inc.	5.750		12-01-22	74,813	75,935
Armor Holding II LLC	5.750		06-26-20	125,000	123,750
Henry Company LLC	5.500		10-05-23	100,000	100,375
Prime Security Services Borrower LLC	4.750		05-02-22	149,625	150,641
Electrical equipment 0.0%
Avago Technologies Cayman Finance, Ltd.	3.538		02-01-23	354,228	357,476
Machinery 0.3%
Apex Tool Group LLC	4.500		01-31-20	98,469	97,074
Aspen Merger Sub, Inc.	5.250		09-27-23	125,000	126,289
Aspen Merger Sub, Inc.	9.750		09-27-24	100,000	99,750
Filtration Group Corporation	4.250		11-21-20	877,741	878,838
Gardner Denver, Inc.	4.250		07-30-20	223,858	217,702
Global Brass & Copper, Inc.	5.250		07-18-23	125,000	126,250
Husky Injection Molding Systems, Ltd.	4.250		06-30-21	271,324	270,849
Manitowoc Foodservice, Inc.	5.750		03-03-23	178,462	180,915
Milacron LLC	4.250		09-28-20	83,014	83,481
Navistar, Inc.	6.500		08-07-20	218,409	219,979
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc.	3.500		10-01-22	49,500	49,661
Univar USA, Inc.	4.250		07-01-22	346,500	347,799

SEE NOTES TO FUND'S INVESTMENTS55

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology 1.1%						$9,971,511
Communications equipment 0.0%
CommScope, Inc.	3.250			12-29-22	49,500	49,933
Integra Telecom Holdings, Inc.	5.250			08-14-20	49,250	49,281
Riverbed Technology, Inc.	5.000			04-24-22	98,159	98,946
Electronic equipment, instruments and components 0.0%
Dell International LLC	4.000			09-07-23	100,000	100,913
Zebra Technologies Corp.	4.089			10-27-21	169,337	169,911
Internet software and services 0.2%
Ancestry.com Holdings LLC	9.250			10-11-24	250,000	252,083
Cision US, Inc.	7.000			06-16-23	249,375	240,804
Go Daddy Operating Company LLC	4.250			05-13-21	171,862	172,936
Hyland Software, Inc.	4.750			07-01-22	99,517	99,790
Hyland Software, Inc.	8.250			07-01-23	25,000	25,063
Match Group, Inc.	7.000			11-16-22	358,313	358,760
Rackspace Hosting, Inc.	5.000			11-03-23	600,000	604,950
Zayo Group LLC	3.750			05-06-21	402,944	404,064
IT services 0.2%
First Data Corp.	3.584			03-24-21	667,358	669,968
First Data Corp.	4.334			07-08-22	625,079	627,773
Global Payments, Inc.	3.034			04-22-23	51,903	52,292
Presidio, Inc.	5.250			02-02-22	47,198	47,454
TierPoint LLC	5.250			11-10-21	24,563	24,358
TierPoint LLC	5.500			12-02-21	148,875	147,805
TierPoint LLC	7.023			12-02-22	25,000	24,250
Travelport Finance Luxembourg Sarl	5.000			09-02-21	264,182	265,778
WEX, Inc.	4.250			07-01-23	99,750	100,659
Semiconductors and semiconductor equipment 0.1%
Cavium, Inc.	3.750			08-16-22	100,000	100,625
Microsemi Corp.	3.750			01-15-23	42,169	42,409
MKS Instruments, Inc.	4.250			05-01-23	100,669	101,130
NXP BV	3.405			12-07-20	159,960	160,386
Software 0.4%
AssuredPartners, Inc.	5.750			10-21-22	124,626	125,067
Kronos, Inc. (T)			TBD	11-01-23	650,000	651,424
Kronos, Inc. (T)			TBD	11-01-24	125,000	127,989
Press Ganey Holdings, Inc.	4.250			10-21-23	250,000	250,000
Press Ganey Holdings, Inc.	8.250			10-21-24	100,000	101,250
Renaissance Learning, Inc.	4.500			04-09-21	96,303	95,822
RP Crown Parent LLC	4.500			10-12-23	250,000	251,250
SCS Holdings, Inc.	5.606			10-30-22	98,876	99,217
SolarWinds Holdings, Inc.	5.500			02-05-23	498,750	501,957
SS&C European Holdings Sarl	4.000			07-08-22	16,657	16,772
SS&C Technologies, Inc.	4.000			07-08-22	144,360	145,353
Trader Corp.	5.000			09-28-23	150,000	150,875
Veritas US, Inc.	6.625			01-27-23	796,437	715,200
Technology hardware, storage and peripherals 0.2%
CPI Card Group, Inc.	5.500			08-17-22	214,799	194,930
Linxens France SA	5.000			10-14-22	471,438	470,848
Linxens France SA	9.500			10-16-23	150,000	148,500
Western Digital Corp.	4.500			04-29-23	922,688	932,736

56SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Materials 0.5%						$4,369,541
Chemicals 0.2%
Chromaflo Technologies Corp. (T)			TBD	11-18-23	125,000	125,156
Chromaflo Technologies Corp. (T)			TBD	11-18-24	75,000	74,438
Inovyn Finance PLC	4.500			05-15-21	74,813	80,199
Kraton Polymers LLC	6.000			01-06-22	175,000	175,957
MacDermid, Inc.	5.000			06-07-23	25,000	25,207
MacDermid, Inc.	5.500			06-07-20	495,248	495,600
Minerals Technologies, Inc.	4.750			05-09-21	100,000	100,750
PQ Corp.	5.250			11-04-22	224,438	226,121
Rise Acquisition LLC	7.023			01-29-21	75,000	74,247
Solenis International LP	4.250			07-31-21	147,500	147,029
Solenis International LP	7.687			07-31-22	650,000	631,313
Construction materials 0.1%
Quikrete Holdings, Inc. (T)			TBD	09-28-20	100,000	100,100
Summit Materials LLC	4.000			07-17-22	469,063	471,703
Containers and packaging 0.1%
Anchor Glass Container Corp. (T)			TBD	12-01-23	100,000	100,438
Anchor Glass Container Corp.	5.217			07-01-22	199,000	200,244
Berry Plastics Group, Inc.	3.750			10-01-22	149,980	150,855
Kloeckner Pentaplast of America, Inc.	4.250			04-28-20	148,934	150,423
Prolampac Intermediate, Inc. (T)			TBD	11-18-23	125,000	125,729
Reynolds Group Holdings, Inc.	4.250			02-05-23	161,718	162,507
TricorBraun, Inc. (T)			TBD	11-14-23	175,000	175,000
Metals and mining 0.1%
Fairmount Santrol, Ltd. (T)			TBD	09-05-19	50,000	47,813
FMG Resources August 2006 Pty, Ltd.	3.750			06-30-19	128,135	128,216
Zekelman Industries, Inc.	6.000			06-14-21	399,000	400,496
Real estate 0.1%						531,311
Equity real estate investment trusts 0.1%
Capital Automotive LP	4.000			04-10-19	35,523	35,801
Capital Automotive LP	6.000			04-30-20	275,000	276,603
Equinix, Inc.	4.500			01-08-23	74,625	94,013
MGM Growth Properties Operating Partnership LP	3.500			04-25-23	124,375	124,894
Telecommunication services 0.3%						2,809,290
Diversified telecommunication services 0.2%
Intelsat Jackson Holdings SA	3.750			06-30-19	663,704	639,366
IPC Corp.	5.500			08-06-21	49,250	46,459
IPC Corp.	10.500			02-06-22	25,000	20,313
Level 3 Financing, Inc.	3.500			05-31-22	550,000	553,784
SFR Group SA	5.137			01-15-24	223,875	225,778
Media 0.1%
Ancestry.com Operations, Inc.	5.250			10-19-23	900,000	901,503
Wireless telecommunication services 0.0%
LTS Buyer LLC	4.088			04-13-20	271,492	271,832
T-Mobile USA, Inc.	3.500			11-09-22	148,875	150,255
Utilities 0.2%						2,162,482
Electric utilities 0.2%
Energy Future Intermediate Holding Company LLC	4.250			06-30-17	1,450,000	1,456,888
TEX Operations Company LLC	5.000			08-04-23	625,000	630,731

SEE NOTES TO FUND'S INVESTMENTS57

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.0%
Calpine Corp.	4.000		01-15-23	74,438	$74,863
Collateralized mortgage obligations 2.9%					$25,978,822
(Cost $26,118,207)
Commercial and residential 2.0%					18,039,941
225 Liberty Street Trust Series 2016-225L, Class A (S)	3.597		02-10-36	100,000	103,114
Alternative Loan Trust Series 2005-61, Class 2A2 (P)	0.972		12-25-35	28,211	22,732
BAMLL Commercial Mortgage Securities Trust Series 2014-IP, Class A (P) (S)	2.717		06-15-28	100,000	100,795
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM (P)	6.058		07-10-44	300,000	228,000
Series 2006-5, Class AM	5.448		09-10-47	42	42
Series 2007-4, Class AM (P)	6.007		02-10-51	10,000	10,240
Series 2007-5, Class A4	5.492		02-10-51	446,594	455,299
Banc of America Funding Corp.
Series 2007-6, Class A1 (P)	0.882		07-25-37	37,501	31,934
Series 2007-6, Class A2 (P)	0.872		07-25-37	53,367	45,412
Banc of America Funding Trust Series 2005-A, Class 5A1 (P)	0.862		02-20-35	4,008	3,797
Banc of America Mortgage Securities Series 2005-B, Class 2A1 (P)	3.089		03-25-35	67,169	60,541
Banc of America Mortgage Securities Trust
Series 2004-A, Class 2A2 (P)	2.947		02-25-34	25,214	24,836
Series 2004-D, Class 2A2 (P)	3.263		05-25-34	11,955	11,961
Series 2004-H, Class 2A2 (P)	3.198		09-25-34	40,538	39,498
Series 2004-I, Class 3A2 (P)	3.282		10-25-34	5,262	5,214
Series 2005-J, Class 3A1 (P)	3.373		11-25-35	57,777	55,118
Bear Stearns ALT-A Trust Series 2005-8, Class 12A1 (P)	1.132		10-25-35	208,231	191,775
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242		05-10-47	68,294	68,104
Series 2014-GC21, Class AS	4.026		05-10-47	365,000	378,441
Series 2015-GC27, Class A1	1.353		02-10-48	40,943	40,814
Series 2015-GC33, Class A4	3.778		09-10-58	80,000	83,577
Series 2015-GC35, Class A4	3.818		11-10-48	220,000	231,373
Series 2015-P1, Class A5	3.717		09-15-48	75,000	78,315
Series 2016-GC36, Class A5	3.616		02-10-49	20,000	20,592
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A1	1.324		11-10-47	26,500	26,416
Series 2014-CR21, Class A1	1.494		12-10-47	19,899	19,884
Series 2014-CR21, Class A3	3.528		12-10-47	465,000	479,561
Series 2014-UBS6, Class A1	1.445		12-10-47	42,170	42,117
Series 2014-UBS6, Class A5	3.644		12-10-47	400,000	412,930
Series 2015-CR22, Class A1	1.569		03-10-48	48,712	48,624
Series 2015-CR24, Class A1	1.652		08-10-55	63,940	63,950
Series 2015-CR24, Class A5	3.696		08-10-55	20,000	20,802
Series 2015-CR25, Class A4	3.759		08-10-48	10,000	10,433
Series 2015-CR26, Class A4	3.630		08-10-25	215,000	221,718
Series 2015-LC23, Class A2	3.221		10-10-53	480,000	496,432
Series 2016-CR28, Class A4	3.762		02-10-49	20,000	20,869
Series 2016-CR28, Class AHR	3.651		02-10-49	130,000	131,271

58SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2007-CD4, Class AMFX (P)	5.366		12-11-49	235,000	$235,895
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (P) (S)	1.381		02-13-32	280,000	280,000
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2	3.148		07-10-50	75,000	77,286
Series 2015-PC1, Class AM (P)	4.290		07-10-50	60,000	62,130
Series 2015-PC1, Class B (P)	4.442		07-10-50	100,000	99,126
Commercial Mortgage Trust (Deutsche Bank AG/UBS) Series 2014-UBS2, Class A1	1.298		03-10-47	46,747	46,657
Commercial Mortgage Trust (Goldman Sachs & Company/RBS Greenwich Capital) Series 2007-GG9, Class AM	5.475		03-10-39	304,990	305,020
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (S)	3.639		11-15-34	445,000	466,930
Series 2015-GLPB, Class B (P) (S)	3.811		11-15-34	190,000	196,977
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684		04-15-50	38,872	38,867
Series 2015-C2, Class A1	1.454		06-15-57	203,915	203,177
Series 2015-C3, Class A4	3.718		08-15-48	70,000	72,887
Series 2015-C4, Class A4	3.808		11-15-48	10,000	10,441
Series 2016-C6, Class A5	3.090		01-15-49	90,000	89,359
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (P)	0.992		04-25-35	69,935	61,317
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (P)	1.402		09-19-44	80,597	74,672
Series 2004-AR4, Class 2A1A (P)	0.922		01-19-45	330,567	283,701
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (P) (S)	3.673		09-10-35	100,000	103,548
Fosse Master Issuer PLC Series 2012-1A, Class 3A1 (P) (S)	2.382		10-18-54	178,090	179,146
FREMF Mortgage Trust
Series 2015-K45, Class B (P) (S)	3.591		04-25-48	130,000	124,909
Series 2015-K46, Class B (P) (S)	3.695		04-25-48	125,000	119,641
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (P)	3.468		06-19-35	15,624	15,359
GS Mortgage Securities Trust
Series 2014-GC20, Class A1	1.343		04-10-47	35,161	35,097
Series 2014-GC22, Class A1	1.290		06-10-47	50,423	50,294
Series 2014-GC24, Class A1	1.509		09-10-47	91,857	91,854
Series 2015-GC28, Class A1	1.528		02-10-48	68,442	68,280
Series 2015-GC34, Class AS	3.911		10-10-48	55,000	56,746
Series 2015-GC35, Class A4	3.506		10-10-48	170,000	173,815
Series 2016-GS2, Class A4	3.050		05-10-49	100,000	99,323
Series 2016-GS3, Class A1	1.429		10-10-49	19,521	19,356
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1 (P) (S)	2.485		07-25-44	119,661	120,831
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (P)	0.782		05-19-35	41,974	34,782
Series 2006-9, Class 2A1A (P)	0.772		11-19-36	457,903	328,523
Series 2006-12, Class 2A2A (P)	0.752		01-19-38	95,972	82,445
Holmes Master Issuer PLC Series 2012-3A, Class B1 (P) (S)	3.080		10-15-54	250,000	252,599
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (P)	0.862		10-25-35	104,392	96,186
Series 2005-4, Class A2 (P)	0.922		10-25-35	71,703	66,407

SEE NOTES TO FUND'S INVESTMENTS59

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A1	1.322		08-15-47	32,951	$32,899
Series 2014-C22, Class A1	1.451		09-15-47	20,772	20,760
Series 2014-C22, Class A4	3.801		09-15-47	15,000	15,735
Series 2014-C23, Class A1	1.650		09-15-47	27,615	27,666
Series 2014-C24, Class A1	1.539		11-15-47	14,510	14,505
Series 2014-C26, Class A1	1.596		01-15-48	121,121	121,159
Series 2015-C27, Class A1	1.414		02-15-48	54,719	54,554
Series 2015-C28, Class A1	1.445		10-15-48	212,064	211,509
Series 2015-C30, Class A1	1.738		07-15-48	47,200	47,271
Series 2015-C30, Class A2	3.087		07-15-48	30,000	31,039
Series 2015-C30, Class A5	3.822		07-15-48	255,000	266,715
Series 2015-C31, Class A3	3.801		08-15-48	225,000	234,995
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (P)	0.782		06-25-37	48,235	46,213
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.925		04-17-45	8,723	8,710
Series 2007-CB19, Class A4 (P)	5.903		02-12-49	116,721	117,675
Series 2007-LD12, Class A4 (P)	5.882		02-15-51	296,475	301,433
Series 2014-C20, Class A1	1.268		07-15-47	41,647	41,542
Series 2016-ATRM, Class A (S)	2.962		10-05-28	270,000	270,544
Series 2016-JP3, Class A1	1.462		08-15-49	19,576	19,397
Series 2016-JP3, Class B (P)	3.397		09-15-26	90,000	88,462
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1 (P)	0.892		10-25-35	124,387	93,843
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class A2 (P)	6.114		04-15-41	491,405	511,070
Merrill Lynch Mortgage Investors Trust Series 2005-A9, Class 2A1C (P)	3.025		12-25-35	111,330	106,126
Mill City Mortgage Loan Trust Series 2016-1, Class A1 (P) (S)	2.500		04-25-57	190,225	189,679
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294		06-15-47	32,025	31,990
Series 2014-C17, Class A1	1.551		08-15-47	31,901	31,898
Series 2014-C18, Class A1	1.686		10-15-47	54,863	54,994
Series 2014-C19, Class A1	1.573		12-15-47	72,109	72,019
Series 2015-C24, Class A4	3.732		05-15-48	15,000	15,634
Series 2015-C24, Class B (P)	4.353		08-15-47	60,000	61,296
Series 2015-C24, Class C (P)	4.353		08-15-47	40,000	36,762
Series 2015-C25, Class A5	3.635		10-15-48	10,000	10,349
Series 2015-C27, Class A4	3.753		12-15-47	660,000	689,438
Series 2016-C28, Class C (P)	4.595		01-15-49	460,000	456,822
Series 2016-C29, Class A4	3.325		05-15-49	45,000	45,375
Series 2016-C30, Class A1	1.389		09-15-49	29,396	29,139
Morgan Stanley Capital I Trust Series 2015-MS1, Class AS (P)	4.030		05-15-48	20,000	20,843
Palisades Center Trust Series 2016-PLSD, Class A (S)	2.713		04-13-33	305,000	304,793
STARM Mortgage Loan Trust Series 2007-2, Class 5A1 (P)	5.375		04-25-37	56,516	47,121
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000		03-25-54	271,698	274,496
Series 2015-4, Class A1B (P) (S)	2.750		04-26-55	67,566	67,870
Series 2015-5, Class A1B (P) (S)	2.750		05-25-55	234,695	235,662
Series 2016-1, Class A1B (P) (S)	2.750		02-25-55	222,460	223,370

60SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2016-1, Class A3B (P) (S)	3.000		02-25-55	169,337	$170,342
Series 2016-2, Class A1A (P) (S)	2.750		08-25-55	416,338	416,923
Series 2016-3, Class A1 (P) (S)	2.250		08-25-55	330,168	328,131
Vendee Mortgage Trust Series 1996-3, Class 4 (P)	9.667		03-15-25	464	491
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class A1B (P)	1.372		01-25-45	79,528	70,761
Series 2005-AR11, Class A1C3 (P)	1.102		08-25-45	139,530	122,053
Series 2005-AR12, Class 2A1 (P)	3.056		09-25-35	14,515	14,476
Series 2005-AR13, Class A1C3 (P)	1.082		10-25-45	91,982	78,436
Series 2005-AR19, Class A1C3 (P)	1.092		12-25-45	70,850	64,164
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A1	1.437		12-15-47	88,674	88,440
Series 2015-C26, Class A1	1.454		02-15-48	37,789	37,675
Series 2015-C27, Class A1	1.730		02-15-48	164,722	164,899
Series 2015-C28, Class A1	1.531		05-15-48	62,772	62,625
Series 2015-LC20, Class A1	1.471		04-15-50	122,808	122,471
Series 2015-NSX2, Class C (P)	4.251		07-15-58	35,000	31,584
Series 2015-NXS2, Class A2	3.020		07-15-58	270,000	277,343
Series 2015-NXS2, Class A5 (P)	3.767		07-15-58	240,000	250,769
Series 2015-NXS2, Class AS (P)	4.121		07-15-58	45,000	47,350
Series 2015-NXS2, Class B (P)	4.251		07-15-58	60,000	60,394
Series 2015-SG1, Class A1	1.568		12-15-47	46,299	46,262
Series 2015-SG1, Class A4	3.789		12-15-47	195,000	203,480
Series 2016-LC24, Class A1	1.441		10-15-49	29,147	28,948
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (P)	3.012		06-25-34	15,088	15,057
Series 2006-2, Class 2A1 (P)	1.292		03-25-36	60,446	49,141
Series 2003-O, Class 5A1 (P)	2.786		01-25-34	29,100	29,595
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283		05-15-47	93,456	93,214
Series 2013-C13, Class A4	3.001		05-15-45	275,000	278,132
Series 2013-C18, Class A3	3.651		12-15-46	110,000	115,286
Series 2014-C21, Class A1	1.413		08-15-47	81,738	81,585
Series 2014-C22, Class A1	1.479		09-15-57	68,570	68,478
Series 2014-C23, Class A1	1.663		10-15-57	27,901	27,950
U.S. Government Agency 0.9%					7,938,881
Federal Home Loan Mortgage Corp.
Series 199, Class PO	1.261		08-01-28	1,259	1,071
Series 2014-HQ2, Class M1 (P)	2.034		09-25-24	80,385	80,746
Series 2014-HQ2, Class M2 (P)	2.784		09-25-24	250,000	255,583
Series 2015-DN1, Class M2 (P)	2.984		01-25-25	145,420	146,090
Series 2015-DNA1, Class M2 (P)	2.442		10-25-27	280,000	283,166
Series 2015-DNA3, Class M2 (P)	3.442		04-25-28	250,000	256,016
Series 2015-HQ1, Class M2 (P)	2.784		03-25-25	233,530	234,924
Series 2015-HQ2, Class M2 (P)	2.534		05-25-25	250,000	253,643
Series 2016-DNA1, Class M2 (P)	3.484		07-25-28	250,000	257,027
Series 2016-DNA3, Class M2 (P)	2.592		12-25-28	250,000	252,416
Series 2016-HQA1, Class M1 (P)	2.342		09-25-28	214,110	214,696
Series 4448, Class JA	4.000		11-15-36	100,000	105,615
Series 4614, Class FG (P)	1.038		09-15-46	138,275	138,127
Series 4621, Class FK (P)	1.025		10-15-46	97,322	97,202
Series 4623, Class EF (P)	0.970		10-15-46	59,918	59,518
Series 4623, Class HF (P)	0.988		10-15-46	881,556	879,291

SEE NOTES TO FUND'S INVESTMENTS61

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4623, Class MF (P)	1.025		10-15-46	55,273	$55,222
Series K025, Class A1	1.875		04-25-22	183,014	182,840
Series K502, Class A2	1.426		08-25-17	162,143	162,224
Series K712, Class A1	1.369		05-25-19	44,639	44,650
Federal National Mortgage Association
Series 2006-114, Class HE	5.500		12-25-36	107,274	118,396
Series 2014-C04, Class 2M1 (P)	2.684		11-25-24	3,028	3,031
Series 2016-64, Class FA (P)	1.084		09-25-46	248,763	247,918
Series 2016-70, Class F (P)	1.034		10-25-46	119,054	118,357
Series 2016-79, Class NF (P)	1.034		11-25-46	235,548	233,821
Series 2016-83, Class FA (P)	1.084		11-25-46	54,458	54,547
Series 2016-84, Class FT (P)	1.084		11-25-46	133,412	132,911
Series 2016-85, Class FA (P)	1.084		11-25-46	89,707	89,646
Series 2016-85, Class FG (P)	1.084		11-25-46	94,160	94,023
Series 2016-C01, Class 2M1 (P)	2.692		08-25-28	518,204	522,488
Series 2016-C02, Class 1M1 (P)	2.742		09-25-28	47,645	48,152
Series 2016-C05, Class 2M1 (P)	1.942		01-25-29	102,635	102,942
Series 2016-C06, Class 1M1 (P)	1.892		04-25-29	323,425	323,422
Series 319, Class 2 IO	6.500		02-25-32	3,858	974
Government National Mortgage Association
Series 2004-47, Class QV	6.000		09-16-20	31,167	31,199
Series 2010-103, Class IN IO	4.500		02-20-39	34,794	1,949
Series 2010-109, Class CI IO	4.500		12-20-37	238,409	7,399
Series 2010-127, Class JI IO	4.000		02-20-39	314,338	20,133
Series 2010-128, Class JC	4.000		06-20-39	70,000	74,052
Series 2010-165, Class IP IO	4.000		04-20-38	965,553	67,026
Series 2010-42, Class PI IO	4.500		09-20-37	587,027	15,637
Series 2010-87, Class HI IO	4.500		11-20-38	576,592	31,388
Series 2010-92, Class PI IO	4.500		11-20-37	72,627	2,035
Series 2010-98, Class PI IO	4.500		10-20-37	61,885	1,616
Series 2011-123, Class MA	4.000		07-20-41	485,000	513,583
Series 2011-133, Class GB	3.500		09-20-41	100,000	102,457
Series 2011-2, Class HI IO	4.000		12-20-35	—	0
Series 2011-41 Class AI IO	4.500		12-20-39	206,023	18,390
Series 2011-88, Class EI IO	4.500		11-20-39	32,086	2,680
Series 2011-94, Class AI IO	4.500		01-20-39	177,814	5,919
Series 2012-94, Class BI IO	4.000		05-20-37	212,672	32,538
Series 2013-24, Class OI IO	4.000		02-20-43	130,048	25,049
Series 2014-115, Class KI IO	3.000		06-20-37	222,523	26,462
Series 2014-129, Class BI IO	3.500		09-20-29	513,900	55,001
Series 2014-160, Class DI IO	3.500		04-20-39	538,311	56,089
Series 2015-100, Class AI IO	3.500		03-20-39	384,904	31,019
Series 2015-148, Class LI	3.500		06-20-39	491,213	63,005
Series 2015-148, Class LI	3.500		05-20-43	126,395	25,460
Series 2016-120, Class NF (P)	0.962		09-20-46	303,739	302,931
Series 2016-46, Class IO	3.500		04-20-46	1,119,563	201,781
Series 2016-60, Class IK	3.500		12-20-45	915,246	173,388
Asset backed securities 3.2%					$28,280,050
(Cost $28,264,669)
Asset backed securities 3.2%					28,280,050
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	965,000	965,548
American Express Credit Account Master Trust Series 2014-2, Class A	1.260		01-15-20	195,000	195,191

62SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
AmeriCredit Automobile Receivables Trust
Series 2012-5, Class C	1.690		11-08-18	15,412	$15,416
Series 2013-5, Class B	1.520		01-08-19	120,869	120,970
Series 2013-5, Class D	2.860		12-09-19	85,000	86,338
Series 2014-2, Class B	1.600		07-08-19	130,000	130,165
Series 2014-3, Class C	2.580		09-08-20	25,000	25,340
Series 2014-4, Class C	2.470		11-09-20	40,000	40,429
Series 2015-1, Class A3	1.260		11-08-19	161,528	161,500
Series 2015-2, Class A3	1.270		01-08-20	120,000	119,996
Series 2016-1, Class A3	1.810		10-08-20	75,000	75,234
Series 2016-1, Class C	2.890		01-10-22	85,000	86,251
Series 2016-2, Class C	2.870		11-08-21	45,000	45,444
Series 2016-4, Class A3	1.530		06-08-21	65,000	64,694
Series 2012-4, Class C	1.930		08-08-18	25,979	25,982
ARI Fleet Lease Trust
Series 2014-A, Class A2 (S)	0.810		11-15-22	19,961	19,937
Series 2015-A, Class A2 (S)	1.110		11-15-18	77,585	77,440
Series 2015-A, Class A3 (S)	1.670		09-15-23	160,000	159,607
Series 2016-A, Class A2 (S)	1.820		07-15-24	100,000	100,019
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A3 (S)	1.610		10-13-20	68,684	68,786
Series 2015-2A, Class A3 (S)	1.930		03-11-19	566,000	567,926
Series 2016-1A, Class A2 (S)	1.750		11-13-18	40,000	40,106
Series 2016-1A, Class A3 (S)	1.920		12-10-19	60,000	60,089
Series 2016-2A, Class A2 (S)	1.460		04-10-19	65,000	64,848
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A (S)	1.920		09-20-19	410,000	408,291
Series 2013-2A, Class B (S)	3.660		02-20-20	100,000	101,459
Series 2014-1A, Class A (S)	2.560		07-20-20	390,000	390,824
Series 2015-1A, Class A (S)	2.500		07-20-21	100,000	99,626
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (P)	6.640		12-25-28	9,876	9,863
Barclays Dryrock Issuance Trust
Series 2014-2, Class A (P)	0.902		03-16-20	215,000	215,128
Series 2015-1, Class A	2.200		12-15-22	100,000	100,894
Series 2015-2, Class A	1.560		03-15-21	490,000	490,810
BMW Vehicle Lease Trust Series 2016-2, Class A3	1.430		09-20-19	35,000	34,837
Cabela's Master Credit Card Trust
Series 2014-1, Class A (P)	0.888		03-16-20	75,000	75,015
Series 2015-2, Class A1	2.250		07-17-23	410,000	410,081
Capital Auto Receivables Asset Trust
Series 2013-4, Class D	3.220		05-20-19	30,000	30,419
Series 2014-1, Class C	2.840		04-22-19	55,000	55,557
Series 2014-2, Class C	2.410		05-20-19	75,000	75,514
Series 2014-3, Class A3	1.480		11-20-18	97,837	97,914
Series 2015-2, Class A2	1.390		09-20-18	30,000	30,017
Series 2015-2, Class A3	1.730		09-20-19	490,000	491,468
Series 2015-4, Class A2	1.620		03-20-19	80,000	80,142
Series 2015-4, Class A4	2.010		07-20-20	145,000	145,476
Series 2016-1, Class A3	1.730		04-20-20	45,000	45,066
Series 2016-2, Class A4	1.630		01-20-21	30,000	29,739
Series 2016-3, Class A3	1.540		08-20-20	20,000	19,954
CarMax Auto Owner Trust
Series 2014-1, Class B	1.690		08-15-19	20,000	20,065

SEE NOTES TO FUND'S INVESTMENTS63

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-1, Class C	1.930		11-15-19	30,000	$30,184
Series 2014-1, Class D	2.430		08-17-20	295,000	295,165
Series 2015-1, Class A3	1.380		11-15-19	73,656	73,719
Series 2015-2, Class A3	1.370		03-16-20	105,000	105,042
Series 2016-1, Class A4	1.880		06-15-21	100,000	99,973
Series 2016-2, Class A3	1.520		02-16-21	90,000	90,017
Series 2016-4, Class A3	1.400		08-15-21	100,000	99,188
Series 2016-4, Class C	2.260		07-15-22	40,000	39,296
CCG Receivables Trust
Series 2014-1, Class A2 (S)	1.060		11-15-21	94,781	94,621
Series 2016-1, Class A2 (S)	1.690		09-14-22	145,000	144,978
Chase Funding Trust
Series 2002-2, Class 1M1	5.599		09-25-31	854	801
Series 2002-4, Class 2A1 (P)	1.332		10-25-32	4,624	4,351
Chase Issuance Trust
Series 2015-A2, Class A2	1.590		02-18-20	370,000	371,324
Series 2016-A2, Class A	1.370		06-15-21	730,000	724,364
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2 (S)	1.360		01-15-20	110,000	109,831
Series 2016-BA, Class A3 (S)	1.640		07-15-21	100,000	99,452
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750		11-19-21	700,000	699,962
CNH Equipment Trust
Series 2012-D, Class B	1.270		05-15-20	290,000	290,173
Series 2015-B, Class A3	1.370		07-15-20	180,000	179,952
Series 2016-C, Class A3	1.440		12-15-21	90,000	89,335
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (P)	2.197		01-25-34	45,507	43,144
DB Master Finance LLC
Series 2015-1A, Class A2I (S)	3.262		02-20-45	378,263	378,078
Series 2015-1A, Class A2II (S)	3.980		02-20-45	186,675	187,416
Diamond Resorts Owner Trust
Series 2013-2, Class A (S)	2.270		05-20-26	41,842	41,686
Series 2014-1, Class A (S)	2.540		05-20-27	45,021	44,763
Series 2015-1, Class A (S)	2.730		07-20-27	66,082	65,861
Series 2015-2, Class A (S)	2.990		05-22-28	52,654	52,446
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	250,000	250,381
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 (S)	5.216		01-25-42	372,480	380,637
Elara HGV Timeshare Issuer LLC Series 2014-A, Class A (S)	2.530		02-25-27	140,210	140,099
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (S)	1.590		02-22-21	143,856	144,002
Series 2015-2, Class A3 (S)	2.090		02-22-21	370,000	371,137
Ford Credit Auto Lease Trust
Series 2014-B, Class A4	1.250		11-15-17	3,189	3,189
Series 2015-A, Class A4	1.310		08-15-18	125,000	125,128
Ford Credit Auto Owner Trust
Series 2013-B, Class D	1.820		11-15-19	225,000	225,620
Series 2014-C, Class A4	1.560		02-15-20	95,000	95,340
Series 2015-A, Class A3	1.280		09-15-19	65,201	65,246
Series 2015-B, Class A3	1.160		11-15-19	115,000	114,981
Series 2016-A, Class A4	1.600		06-15-21	95,000	94,989
Series 2016-C, Class B	1.730		03-15-22	80,000	79,242

64SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-C, Class C	1.930		04-15-23	55,000	$54,230
Ford Credit Floorplan Master Owner Trust
Series 2014-4, Class A1	1.400		08-15-19	155,000	155,200
Series 2016-3, Class A1	1.550		07-15-21	105,000	104,339
Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class C	2.290		06-15-20	65,000	65,390
General Motors Financial Company, Inc.
Series 2015-4, Class A3	1.700		07-08-20	40,000	40,134
Series 2015-4, Class C	2.880		07-08-21	65,000	65,968
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3	1.620		09-20-19	100,000	100,137
Series 2016-2, Class B	2.080		03-20-20	180,000	179,228
Series 2016-2, Class C	2.580		03-20-20	110,000	110,295
Series 2016-3, Class A3	1.610		12-20-19	135,000	135,153
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1 (S)	1.650		05-15-20	100,000	100,064
Series 2016-1, Class A1 (S)	1.960		05-17-21	505,000	504,677
Series 2016-1, Class B (S)	2.410		05-17-21	200,000	199,227
GreatAmerica Leasing Receivables
Series 2014-1, Class A3 (S)	0.890		07-15-17	14,825	14,818
Series 2014-1, Class A4 (S)	1.470		08-15-20	135,000	135,139
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (P)	0.872		10-25-35	72,361	67,042
Series 2005-14, Class 2A3 (P)	0.942		12-25-35	59,701	50,393
Series 2007-7, Class 2A1 (P)	0.520		07-25-37	168,440	147,656
GSAA Trust Series 2005-8, Class A3 (P)	1.014		06-25-35	140,265	132,256
Hilton Grand Vacations Trust Series 2014-AA, Class A (S)	1.770		11-25-26	235,115	231,159
Honda Auto Receivables Owner Trust Series 2016-4, Class A4	1.360		01-18-23	90,000	88,894
Huntington Auto Trust Series 2016-1, Class A4	1.930		04-15-22	120,000	119,996
Hyundai Auto Lease Securitization Trust
Series 2014-B, Class A4 (S)	1.260		09-17-18	135,000	135,027
Series 2015-A, Class A4 (S)	1.650		08-15-19	180,000	180,494
Series 2015-B, Class A4 (S)	1.660		07-15-19	370,000	371,403
Series 2016-B, Class A3 (S)	1.520		10-15-19	280,000	280,323
Series 2016-C, Class A3 (S)	1.490		02-15-20	160,000	159,747
Series 2016-C, Class A4 (S)	1.650		07-15-20	100,000	99,434
Hyundai Auto Receivables Trust Series 2016-A, Class A3	1.560		09-15-20	30,000	30,078
John Deere Owner Trust
Series 2015-A, Class A3	1.320		06-17-19	50,000	50,034
Series 2016-A, Class A3	1.360		04-15-20	60,000	59,905
Series 2016-B, Class A3	1.250		06-15-19	35,000	34,884
Series 2016-B, Class A4	1.490		05-15-23	20,000	19,833
Kubota Credit Owner Trust
Series 2014-1A, Class A4 (S)	1.670		07-15-20	540,000	541,599
Series 2015-1A, Class A4 (S)	1.790		08-16-21	400,000	400,262
Series 2016-1A, Class A3 (S)	1.500		07-15-20	100,000	99,246
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A3	1.350		08-15-19	110,000	109,888
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3	1.340		12-16-19	155,000	155,138
Series 2016-A, Class A3	1.520		03-15-19	70,000	70,156

SEE NOTES TO FUND'S INVESTMENTS65

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (S)	0.870		01-08-19	248,127	$247,797
Series 2015-AA, Class A3 (S)	1.390		10-16-19	100,000	100,002
Series 2015-AA, Class A4 (S)	1.930		07-16-21	195,000	195,808
Series 2016-AA, Class A3 (S)	1.480		06-15-20	100,000	99,593
Series 2016-AA, Class A4 (S)	1.760		01-17-23	225,000	222,343
MVW Owner Trust
Series 2013-1A, Class A (S)	2.150		04-22-30	74,660	74,056
Series 2014-1A, Class A (S)	2.250		09-22-31	112,697	111,656
Nationstar HECM Loan Trust
Series 2016-1A, Class A (S)	2.981		02-25-26	59,462	59,383
Series 2016-2A, Class A (S)	2.239		06-25-26	71,565	71,722
Series 2016-3A, Class A (S)	2.013		08-25-26	87,973	88,052
Nelnet Student Loan Trust Series 2008-3, Class A4 (P)	2.575		11-25-24	213,911	215,418
Nissan Auto Lease Trust
Series 2015-B, Class A3	1.540		04-16-18	155,000	155,382
Series 2016-B, Class A4	1.610		12-15-21	45,000	44,780
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A3	1.340		03-16-20	155,000	155,127
Series 2016-B, Class A3	1.320		01-15-21	25,000	24,955
Nissan Master Owner Trust Receivables Trust
Series 2015-A, Class A2	1.440		01-15-20	120,000	120,061
Series 2016-A, Class A2	1.540		06-15-21	55,000	54,735
Residential Asset Mortgage Products, Inc. Series 2003-RZ2, Class A1	4.100		04-25-33	4,789	4,811
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050		06-20-31	34,628	34,585
Series 2014-3A, Class A (S)	2.300		10-20-31	180,171	180,041
Series 2015-1A, Class A (S)	2.400		03-22-32	241,210	240,744
Series 2015-2A, Class A (S)	2.430		06-20-32	131,236	131,227
Series 2015-3A, Class A (S)	2.580		09-20-32	136,994	137,111
Series 2016-2A, Class A (S)	2.330		07-20-33	81,126	79,988
SLM Student Loan Trust
Series 2008-4, Class A4 (P)	2.532		07-25-22	94,726	95,291
Series 2008-5, Class A4 (P)	2.582		07-25-23	187,724	190,958
Series 2008-9, Class A (P)	2.382		04-25-23	162,513	163,902
SMART ABS Trust
Series 2013-1US, Class A4A	1.050		10-14-18	36,798	36,779
Series 2013-2US, Class A4A	1.180		02-14-19	116,944	116,825
Series 2014-1US, Class A3A	0.950		02-14-18	29,261	29,247
Series 2015-1US, Class A3A	1.500		09-14-18	109,300	109,044
Series 2015-3US, Class A3A	1.660		08-14-19	105,000	104,812
Series 2016-2US, Class A2A	1.450		08-14-19	125,000	124,250
Series 2016-2US, Class A3A	1.710		03-15-21	270,000	270,027
SMB Private Education Loan Trust
Series 2015-A, Class A2A (S)	2.490		06-15-27	160,000	158,997
Series 2015-B, Class A2A (S)	2.980		07-15-27	180,000	182,909
Series 2015-C, Class A2A (S)	2.750		07-15-27	200,000	200,915
Series 2016-A, Class A2A (S)	2.700		05-15-31	100,000	99,833
Series 2016-B, Class A2A (S)	2.430		02-17-32	165,000	162,295
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220		01-15-22	480,000	484,816
Series 2013-1, Class B	1.690		03-15-21	630,000	630,484
Series 2014-1, Class A	1.610		11-15-20	210,000	210,593

66SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-1, Class B	1.810		11-15-20	225,000	$225,514
Series 2014-1, Class C	1.910		11-15-20	105,000	105,151
Series 2015-1, Class B	2.640		03-15-23	180,000	181,125
Series 2015-2, Class A	1.600		04-15-21	180,000	180,442
Series 2015-4, Class B	2.620		09-15-23	85,000	84,923
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849		08-25-36	17,471	17,734
Toyota Auto Receivables Trust Series 2016-C, Class A3	1.140		08-17-20	80,000	79,588
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042		06-15-21	170,000	170,104
VB-S1 Issuer LLC Series 2016-1A, Class F (S)	6.901		06-15-46	85,000	88,274
VB-S1 Issuer LLC Series 2016-1A, Class C (S)	3.065		06-15-46	140,000	138,824
Verizon Owner Trust Series 2016-2A, Class A (S)	1.680		05-20-21	230,000	229,612
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390		05-20-21	250,000	248,310
Volvo Financial Equipment LLC
Series 2016-1A, Class A3 (S)	1.670		02-18-20	130,000	130,314
Series 2014-1A, Class A3 (S)	0.820		04-16-18	30,224	30,196
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	544,500	544,313
Wheels SPV LLC
Series 2014-1A, Class A2 (S)	0.840		03-20-23	25,489	25,470
Series 2014-1A, Class A3 (S)	1.460		03-20-23	200,000	200,005
Series 2015-1A, Class A2 (S)	1.270		04-22-24	129,436	129,356
Series 2016-1A, Class A2 (S)	1.590		05-20-25	200,000	200,126
World Omni Auto Receivables Trust Series 2015-A, Class A3	1.340		05-15-20	45,000	45,054
World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3	1.450		08-15-19	85,000	84,887
				Shares	Value
Common stocks 12.6%					$113,207,384
(Cost $90,324,944)
Consumer discretionary 1.2%					10,850,344
Auto components 0.1%
Adient PLC (I)				12,273	657,342
Automobiles 0.1%
Ford Motor Company				23,200	277,472
General Motors Company				5,599	193,333
Hotels, restaurants and leisure 0.2%
Carnival Corp.				15,200	781,432
Las Vegas Sands Corp.				20,400	1,278,468
Leisure products 0.1%
Mattel, Inc.				34,300	1,082,851
Media 0.5%
Altice NV, Class A (I)				3,366	57,904
Altice NV, Class B (I)				1,122	19,459
Comcast Corp., Class A				19,600	1,362,396
Liberty Broadband Corp., Series C (I)				2,850	203,234
Liberty Global PLC LiLAC, Series C (I)				262	5,547

SEE NOTES TO FUND'S INVESTMENTS67

Spectrum Income Fund

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Liberty Global PLC, Series C (I)	2,100	$63,945
News Corp., Class A	69,400	802,264
The Walt Disney Company	6,200	614,544
Time Warner, Inc.	1,533	140,760
Twenty-First Century Fox, Inc., Class B	52,100	1,461,926
Multiline retail 0.2%
Kohl's Corp. (L)	18,800	1,012,004
Macy's, Inc.	17,300	730,060
Specialty retail 0.0%
Staples, Inc.	10,900	105,403
Consumer staples 0.7%		6,077,312
Beverages 0.2%
Diageo PLC	24,483	612,143
PepsiCo, Inc.	12,500	1,251,250
Food and staples retailing 0.1%
Wal-Mart Stores, Inc.	14,000	986,020
Food products 0.2%
Archer-Daniels-Midland Company	29,600	1,279,608
Kellogg Company	7,700	554,400
McCormick & Company, Inc.	1,100	100,320
The Hershey Company	1,600	154,624
Personal products 0.1%
Avon Products, Inc. (I)	38,700	207,819
Coty, Inc., Class A (I)	30,893	578,008
Tobacco 0.1%
Philip Morris International, Inc.	4,000	353,120
Energy 1.5%		13,256,263
Energy equipment and services 0.0%
Rowan Companies PLC, Class A (I)(L)	12,700	226,314
Oil, gas and consumable fuels 1.5%
Apache Corp.	18,351	1,210,248
Canadian Natural Resources, Ltd.	18,600	628,122
Chevron Corp.	11,000	1,227,160
EQT Corp.	5,170	362,314
Exxon Mobil Corp.	35,100	3,064,230
Hess Corp.	22,900	1,281,484
Occidental Petroleum Corp.	13,500	963,360
Pacific Exploration and Production Corp. (I)	3,500	137,732
Pacific Exploration and Production Corp. (I)	8,595	335,906
Pacific Exploration and Production Corp. (I)	875	34,425
Royal Dutch Shell PLC, ADR, Class A	31,200	1,594,320
Targa Resources Corp.	2,000	106,580
TOTAL SA	39,952	1,904,823
YPF SA, ADR	10,550	179,245
Financials 3.1%		27,778,214
Banks 1.3%
Bank of America Corp.	52,585	1,110,595
Citigroup, Inc.	28,900	1,629,671
Fifth Third Bancorp	38,000	988,760

68SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	47,600	$3,816,092
KeyCorp	48,000	830,880
Royal Bank of Scotland Group PLC (I)	171,288	415,688
The PNC Financial Services Group, Inc.	8,800	972,752
U.S. Bancorp	7,200	357,264
Wells Fargo & Company	33,200	1,756,944
Capital markets 0.9%
Ameriprise Financial, Inc.	13,400	1,530,414
Morgan Stanley	56,200	2,324,432
Northern Trust Corp.	18,300	1,503,345
Och-Ziff Capital Management Group LLC, Class A (I)	31,300	93,900
State Street Corp.	21,500	1,694,200
The Bank of New York Mellon Corp.	21,000	995,820
Consumer finance 0.2%
American Express Company	20,200	1,455,208
Insurance 0.7%
Chubb, Ltd.	1,491	190,848
Loews Corp.	42,400	1,893,160
Marsh & McLennan Companies, Inc.	19,900	1,379,269
MetLife, Inc.	37,300	2,051,873
Willis Towers Watson PLC	3,627	451,090
XL Group, Ltd.	9,300	336,009
Health care 1.1%		9,937,981
Biotechnology 0.1%
Gilead Sciences, Inc.	7,000	515,900
Health care equipment and supplies 0.1%
Becton, Dickinson and Company	5,100	862,410
Medtronic PLC	3,900	284,739
Health care providers and services 0.2%
Anthem, Inc.	11,138	1,587,499
Pharmaceuticals 0.7%
Bristol-Myers Squibb Company	16,600	936,904
GlaxoSmithKline PLC	31,138	581,062
Johnson & Johnson	17,000	1,892,100
Merck & Company, Inc.	17,000	1,040,230
Pfizer, Inc.	69,606	2,237,137
Industrials 1.5%		13,497,613
Aerospace and defense 0.3%
The Boeing Company	15,300	2,303,568
United Technologies Corp.	2,300	247,756
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	9,100	1,054,872
Airlines 0.1%
Southwest Airlines Company	8,500	396,185
Building products 0.2%
Johnson Controls International PLC	45,930	2,065,931
Electrical equipment 0.1%
Emerson Electric Company	21,300	1,202,172

SEE NOTES TO FUND'S INVESTMENTS69

Spectrum Income Fund

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.2%
General Electric Company	70,200	$2,159,352
Machinery 0.4%
Cummins, Inc.	5,100	723,078
Flowserve Corp.	12,186	578,226
Illinois Tool Works, Inc.	9,300	1,164,174
Pentair PLC	11,700	672,282
Road and rail 0.1%
Canadian Pacific Railway, Ltd.	250	38,313
Union Pacific Corp.	8,800	891,704
Information technology 1.3%		12,174,709
Communications equipment 0.3%
Cisco Systems, Inc.	45,700	1,362,774
Harris Corp.	15,908	1,647,432
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	5,500	372,020
IT services 0.0%
First Data Corp., Class A (I)	8,800	128,216
Semiconductors and semiconductor equipment 0.6%
Analog Devices, Inc.	14,300	1,061,632
Applied Materials, Inc.	36,900	1,188,180
QUALCOMM, Inc.	22,200	1,512,486
Texas Instruments, Inc.	15,300	1,131,129
Software 0.3%
CA, Inc.	6,300	201,348
Microsoft Corp.	40,300	2,428,478
Technology hardware, storage and peripherals 0.1%
Apple, Inc.	3,700	408,924
Western Digital Corp.	11,500	732,090
Materials 0.6%		5,788,528
Chemicals 0.3%
CF Industries Holdings, Inc.	26,900	778,486
E.I. du Pont de Nemours & Company	25,500	1,877,055
Construction materials 0.1%
Vulcan Materials Company	7,600	954,940
Containers and packaging 0.1%
International Paper Company	25,700	1,252,104
WestRock Company	1,930	98,816
Metals and mining 0.1%
Nucor Corp.	13,300	827,127
Real estate 0.3%		2,566,420
Equity real estate investment trusts 0.3%
Crown Castle International Corp.	1,603	133,786
Equity Residential	11,700	702,117
Rayonier, Inc.	25,600	678,656
Weyerhaeuser Company	28,489	878,316
Real estate management and development 0.0%
The Howard Hughes Corp. (I)	1,525	173,545

70SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Telecommunication services 0.4%		$3,372,239
Diversified telecommunication services 0.3%
CenturyLink, Inc. (L)	18,675	439,236
Telefonica SA	37,201	309,889
Verizon Communications, Inc.	37,991	1,895,751
Wireless telecommunication services 0.1%
T-Mobile US, Inc. (I)	7,800	422,838
Vodafone Group PLC	126,059	304,525
Utilities 0.9%		7,907,761
Electric utilities 0.6%
Edison International	14,100	969,657
Entergy Corp.	300	20,619
Exelon Corp.	29,800	968,798
FirstEnergy Corp.	30,600	957,474
Great Plains Energy, Inc.	3,928	103,660
PG&E Corp.	23,200	1,364,160
The Southern Company	5,700	266,874
Xcel Energy, Inc.	21,200	827,012
Independent power and renewable electricity producers 0.2%
AES Corp.	93,200	1,067,140
NRG Energy, Inc.	15,662	177,607
Multi-utilities 0.1%
NiSource, Inc.	54,000	1,184,760
Preferred securities 0.2%		$1,816,963
(Cost $1,899,200)
Health care 0.0%		192,873
Pharmaceuticals 0.0%
Allergan PLC, 5.500%	269	192,873
Real estate 0.0%		218,132
Equity real estate investment trusts 0.0%
American Tower Corp., 5.250%	1,249	128,260
American Tower Corp., 5.500%	883	89,872
Telecommunication services 0.0%		97,028
Wireless telecommunication services 0.0%
T-Mobile US, Inc., 5.500%	1,088	97,028
Utilities 0.2%		1,308,930
Electric utilities 0.2%
Great Plains Energy, Inc., 7.000%	4,554	223,146
NextEra Energy, Inc., 6.123%	19,764	928,908
Multi-utilities 0.0%
DTE Energy Company, 6.500%	3,076	156,876
	Shares/Par	Value
Purchased options 0.0%		$4,153
(Cost $6,241)
Call options 0.0%		4,153
Over the counter option on the USD vs. IDR (Expiration Date: 12-8-16; Strike Price: IDR 13,600; Counterparty: Deutsche Bank AG) (I)	580,000	4,153

SEE NOTES TO FUND'S INVESTMENTS71

Spectrum Income Fund

			Yield (%)		Shares	Value
Securities lending collateral 0.1%						$752,252
(Cost $752,244)
John Hancock Collateral Trust (W)			0.6739(Y)		75,167	752,252
	Yield	* (%)	Maturity date		Par value^	Value
Short-term investments 5.8%						$51,924,901
(Cost $51,922,065)
Commercial paper 0.4%						3,635,220
Anheuser-Busch InBev SA	1.500		10-10-17		250,000	246,740
AXA Financial, Inc.	1.550		07-24-17		250,000	247,470
AXA Financial, Inc.	2.124		08-30-17		395,000	390,738
Credit Suisse AG	1.645		09-12-17		575,000	575,000
Enbridge Energy Partners LP	1.590		02-09-17		440,000	439,051
Enbridge Energy Partners LP	1.950		05-09-17		250,000	248,541
Ford Motor Credit Company LLC	1.750		09-01-17		500,000	494,175
Manhattan Asset Fdg.	1.520		09-06-17		250,000	246,963
Pentair Finance SA	1.600		12-02-16		250,000	249,987
Plains All American Pipeline LP	1.550		02-15-17		250,000	249,477
Vodafone Group PLC	1.600		09-01-17		250,000	247,078
			Yield (%)		Shares	Value
Money market funds 5.1%						$45,763,720
T. Rowe Price Government Money Fund			0.3603(Y)		45,763,720	45,763,720
					Par value^	Value
Repurchase agreement 0.3%						$2,525,961
Repurchase Agreement with State Street Corp. dated 11-30-16 at 0.000% to be repurchased at $372,961 on 12-1-16, collateralized by $376,400 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $379,017, including interest)					372,961	372,961
Repurchase Agreement with State Street Corp. dated 11-30-16 at 0.030% to be repurchased at $2,153,002 on 12-1-16, collateralized by $2,105,000 U.S. Treasury Notes, 2.750% due 2-15-24 (valued at $2,199,725, including interest)					2,153,000	2,153,000
Total investments (Cost $908,177,538)† 103.2%						$926,347,954
Other assets and liabilities, net (3.2%)						($28,386,668)
Total net assets 100.0%						$897,961,286
	Rate (%	)	Maturity date		Par value^	Value
Sale commitments outstanding (0.4)%						($3,522,462)
(Cost ($3,576,140))
U.S. Government Agency (0.4)%						(3,522,462)
Federal National Mortgage Association(C)	3.000			TBA	(1,440,000)	(1,432,462)
Federal National Mortgage Association(C)	4.000			TBA	(1,875,000)	(1,972,412)
Government National Mortgage Association (C)	3.000			TBA	(115,000)	(117,588)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro

72SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-16. The value of securities on loan amounted to $735,589
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $140,210,854 or 15.6% of the fund's net assets as of 11-30-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $913,522,763. Net unrealized appreciation aggregated to $12,825,191, of which $36,206,273 related to appreciated investment securities and $23,381,082 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 11-30-16:

United States	71.5%
United Kingdom	2.5%
Luxembourg	2.0%
Mexico	1.8%
Brazil	1.7%

SEE NOTES TO FUND'S INVESTMENTS73

Spectrum Income Fund

Canada	1.7%
Netherlands	1.2%
Japan	1.2%
Indonesia	1.1%
Ireland	1.0%
Other countries	14.3%
TOTAL	100.0%

74SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$206,302,585	—	$206,302,585	—
Foreign government obligations	118,078,136	—	118,078,136	—
Corporate bonds	309,962,215	—	309,762,215	$200,000
Convertible bonds	411,654	—	411,654	—
Municipal bonds	3,760,931	—	3,760,931	—
Term loans	65,867,908	—	65,867,908	—
Collateralized mortgage obligations	25,978,822	—	25,978,822	—
Asset backed securities	28,280,050	—	28,280,050	—
Common stocks	113,207,384	$108,864,159	4,343,225	—
Preferred securities	1,816,963	1,816,963	—	—
Purchased options	4,153	—	4,153	—
Securities lending collateral	752,252	752,252	—	—
Short-term investments	51,924,901	45,763,720	6,161,181	—
Total investments in securities	$926,347,954	$157,197,094	$768,950,860	$200,000
Sale commitments outstanding	($3,522,462)	—	($3,522,462)	—
Other financial instruments:
Futures	$72,793	$72,793	—	—
Forward foreign currency contracts	219,213	—	$219,213	—

       75

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Interest rate swaps	4,344	—	4,344	—
Credit default swaps	110,450	—	110,450	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At November 30, 2016, the fund had $1,363 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2016, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at November 30, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	87	Long	Mar 2017	$18,870,984	$18,862,688	($8,296)
3-Year Korea Bond Futures	36	Long	Dec 2016	3,400,459	3,366,426	(34,033)
5-Year U.S. Treasury Note Futures	146	Long	Mar 2017	17,249,053	17,205,188	(43,865)
10-Year Mini Japan Government Bond Futures	42	Long	Dec 2016	5,569,541	5,525,475	(44,066)
10-Year Canada Government Bond Futures	7	Long	Mar 2017	724,266	723,710	(556)
10-Year U.S. Treasury Note Futures	16	Long	Mar 2017	1,993,776	1,992,250	(1,526)
Euro-BTP Italian Government Bond Futures	12	Long	Mar 2017	1,691,988	1,695,717	3,729
Euro-Buxl Futures	5	Long	Dec 2016	931,038	929,276	(1,762)
Euro-OAT Futures	9	Long	Dec 2016	1,519,686	1,458,745	(60,941)
German Euro BUND Futures	6	Long	Mar 2017	1,038,493	1,034,498	(3,995)
U.S. Treasury Long Bond Futures	18	Long	Mar 2017	2,726,044	2,723,062	(2,982)

       76

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond Futures	2	Long	Mar 2017	323,425	322,812	(613)
5-Year U.S. Treasury Note Futures	25	Short	Mar 2017	(2,953,491)	(2,946,094)	7,397
10-Year Interest Rate Swap Futures	42	Short	Dec 2016	(4,270,746)	(4,010,344)	260,404
10-Year Ultra Futures	37	Short	Mar 2017	(4,970,988)	(4,974,188)	(3,200)
10-Year U.S. Treasury Note Futures	73	Short	Mar 2017	(9,093,406)	(9,089,641)	3,765
Euro-OAT Futures	1	Short	Dec 2016	(168,854)	(162,083)	6,771
Euro-OAT Futures	6	Short	Mar 2017	(962,820)	(958,443)	4,377
German Euro BOBL Futures	44	Short	Dec 2016	(6,115,888)	(6,129,026)	(13,138)
U.K. Long Gilt Bond Futures	8	Short	Mar 2017	(1,238,240)	(1,234,684)	3,556
Ultra U.S. Treasury Bond Futures	1	Short	Mar 2017	(161,709)	(161,406)	303
U.S. Treasury Long Bond Futures	3	Short	Mar 2017	(455,308)	(453,844)	1,464
						$72,793

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The following table summarizes the contracts held at November 30, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
ARS	2,206,000	USD	121,287	BNP Paribas SA	3/22/2017	$8,336	—	$8,336
AUD	117,000	USD	86,360	JPMorgan Chase Bank N.A. London	2/24/2017	—	(136)	(136)
AUD	530,000	USD	405,837	Westpac Banking Corporation	1/17/2017	—	(14,903)	(14,903)
BRL	9,233,675	USD	2,713,546	Barclays Bank PLC Wholesale	12/2/2016	16,656	—	16,656
BRL	2,337,675	USD	666,783	Barclays Bank PLC Wholesale	3/2/2017	7,161	—	7,161
BRL	2,106,000	USD	621,364	BNP Paribas SA	12/2/2016	1,336	—	1,336
BRL	596,000	USD	175,465	Citibank N.A.	12/2/2016	760	—	760
BRL	1,173,000	USD	363,158	Credit Suisse International	12/2/2016	—	(16,327)	(16,327)
BRL	14,299,503	USD	4,281,042	Deutsche Bank AG London	12/2/2016	—	(52,985)	(52,985)
BRL	661,000	USD	194,600	JPMorgan Chase Bank N.A. London	12/2/2016	843	—	843
BRL	2,157,828	USD	655,872	Morgan Stanley and Company International PLC	12/2/2016	—	(17,847)	(17,847)
BRL	157,000	USD	48,263	Standard Chartered Bank	12/2/2016	—	(1,842)	(1,842)
BRL	125,000	USD	37,581	State Street Bank London	12/2/2016	—	(621)	(621)
CAD	1,863,000	USD	1,388,463	Canadian Imperial Bank of Commerce	1/30/2017	—	(583)	(583)
CAD	203,000	USD	150,978	JPMorgan Chase Bank N.A. London	1/30/2017	251	—	251
CAD	106,000	USD	79,234	Royal Bank of Canada (UK)	12/30/2016	—	(298)	(298)
CHF	855,000	USD	857,901	Citibank N.A.	2/15/2017	—	(12,673)	(12,673)
CHF	52,000	USD	51,674	JPMorgan Chase Bank N.A. London	2/15/2017	—	(268)	(268)
CLP	53,527,000	USD	78,995	Credit Suisse International	2/10/2017	—	(242)	(242)
CLP	43,586,000	USD	64,028	JPMorgan Chase Bank N.A. London	2/10/2017	99	—	99
CLP	47,838,000	USD	70,672	Royal Bank of Scotland PLC	2/10/2017	—	(289)	(289)
CNY	361,000	USD	51,835	JPMorgan Chase Bank N.A. London	3/13/2017	376	—	376
CNY	285,000	USD	40,951	State Street Bank London	3/13/2017	268	—	268
COP	1,145,182,000	USD	373,998	BNP Paribas SA	1/20/2017	—	(4,655)	(4,655)
COP	1,028,632,136	USD	322,152	Credit Suisse International	1/20/2017	9,601	—	9,601
COP	2,262,505,848	USD	764,990	Royal Bank of Scotland PLC	1/20/2017	—	(35,289)	(35,289)
CZK	3,426,000	USD	136,848	Societe Generale	2/17/2017	—	(1,736)	(1,736)

       77

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	804,000	USD	861,936	Bank of America, N.A.	2/24/2017	—	(6,145)	(6,145)
EUR	804,000	USD	867,313	Barclays Bank PLC Wholesale	2/24/2017	—	(11,522)	(11,522)
EUR	433,279	USD	481,853	Citibank N.A.	12/15/2016	—	(22,361)	(22,361)
EUR	1,609,772	USD	1,726,152	Citibank N.A.	2/24/2017	—	(12,683)	(12,683)
EUR	1,612,000	USD	1,720,353	JPMorgan Chase Bank N.A. London	2/24/2017	—	(4,512)	(4,512)
EUR	232,890	USD	247,790	Royal Bank of Scotland PLC	2/24/2017	103	—	103
EUR	19,656	USD	20,994	State Street Bank London	12/15/2016	—	(148)	(148)
EUR	38,000	USD	40,454	State Street Bank London	2/24/2017	—	(6)	(6)
GBP	291,000	USD	363,231	Deutsche Bank AG London	2/17/2017	1,602	—	1,602
GBP	366,000	USD	455,376	JPMorgan Chase Bank N.A. London	2/17/2017	3,486	—	3,486
GBP	164,658	USD	205,323	Standard Chartered Bank	2/17/2017	1,111	—	1,111
GBP	10,098	USD	12,434	State Street Bank London	1/13/2017	217	—	217
GBP	155,889	USD	194,423	State Street Bank London	2/17/2017	1,015	—	1,015
HUF	103,274,000	USD	356,008	Barclays Bank PLC Wholesale	2/17/2017	—	(5,403)	(5,403)
HUF	7,737,000	USD	26,676	State Street Bank London	1/11/2017	—	(432)	(432)
HUF	84,841,466	USD	293,036	State Street Bank London	2/17/2017	—	(5,007)	(5,007)
IDR	16,516,059,400	USD	1,197,684	Barclays Bank PLC Wholesale	2/10/2017	7,711	—	7,711
IDR	812,669,000	USD	59,142	HSBC Bank USA	1/11/2017	481	—	481
IDR	1,179,575,000	USD	85,850	HSBC Bank USA	2/10/2017	239	—	239
IDR	6,574,486,400	USD	484,187	State Street Bank London	1/11/2017	—	(1,840)	(1,840)
ILS	130,000	USD	33,815	JPMorgan Chase Bank N.A. London	2/21/2017	199	—	199
INR	120,846,000	USD	1,763,918	Citibank N.A.	2/10/2017	—	(11,066)	(11,066)
INR	14,129,000	USD	206,374	HSBC Bank USA	2/10/2017	—	(1,435)	(1,435)
JPY	6,850,000	USD	60,383	BNP Paribas SA	2/24/2017	—	(249)	(249)
JPY	34,734,000	USD	312,101	Citibank N.A.	2/24/2017	—	(7,181)	(7,181)
JPY	639,876,527	USD	5,897,675	Goldman Sachs International	2/24/2017	—	(280,392)	(280,392)
JPY	213,292,000	USD	1,962,316	HSBC Bank USA	2/24/2017	—	(89,890)	(89,890)
JPY	127,658,000	USD	1,154,475	JPMorgan Chase Bank N.A. London	2/24/2017	—	(33,804)	(33,804)
JPY	69,648,000	USD	641,007	Standard Chartered Bank	2/24/2017	—	(29,589)	(29,589)
KRW	36,952,000	USD	31,366	BNP Paribas SA	1/20/2017	241	—	241
KRW	411,607,000	USD	366,361	Goldman Sachs International	12/15/2016	—	(14,278)	(14,278)
KRW	108,347,000	USD	92,069	JPMorgan Chase Bank N.A. London	1/20/2017	606	—	606
KRW	137,958,000	USD	117,732	Standard Chartered Bank	1/20/2017	272	—	272
KRW	36,174,000	USD	30,737	State Street Bank London	12/15/2016	206	—	206
KRW	57,270,000	USD	48,782	State Street Bank London	1/20/2017	204	—	204
MXN	5,136,219	USD	247,941	BNP Paribas SA	1/20/2017	217	—	217
MXN	5,794,487	USD	280,241	Canadian Imperial Bank of Commerce	1/20/2017	—	(279)	(279)
MXN	7,455,401	USD	365,014	Citibank N.A.	1/20/2017	—	(4,804)	(4,804)
MXN	670,000	USD	32,336	JPMorgan Chase Bank N.A. London	1/20/2017	36	—	36
MXN	7,456,000	USD	362,759	Royal Bank of Canada (UK)	1/20/2017	—	(2,520)	(2,520)
MYR	1,481,120	USD	336,748	Barclays Bank PLC Wholesale	1/20/2017	—	(5,693)	(5,693)
MYR	2,609,000	USD	582,106	JPMorgan Chase Bank N.A. London	1/20/2017	1,049	—	1,049
MYR	1,276,000	USD	288,993	Morgan Stanley and Company International PLC	12/15/2016	—	(3,417)	(3,417)
NZD	79,000	USD	55,577	JPMorgan Chase Bank N.A. London	2/17/2017	231	—	231
NZD	93,000	USD	65,732	State Street Bank London	2/17/2017	—	(34)	(34)
NZD	299,000	USD	211,510	Westpac Banking Corporation	2/17/2017	—	(287)	(287)
PEN	334,000	USD	97,220	BNP Paribas SA	1/20/2017	43	—	43
PEN	2,670,000	USD	775,261	State Street Bank London	1/20/2017	2,266	—	2,266
PHP	3,919,000	USD	80,671	Deutsche Bank AG London	1/17/2017	—	(1,935)	(1,935)
PHP	17,609,000	USD	360,029	HSBC Bank USA	12/9/2016	—	(5,996)	(5,996)
PHP	10,940,000	USD	226,103	HSBC Bank USA	12/19/2016	—	(6,193)	(6,193)
PLN	6,776,746	USD	1,637,132	Bank of America, N.A.	2/17/2017	—	(26,317)	(26,317)
PLN	105,000	USD	25,194	JPMorgan Chase Bank N.A. London	2/17/2017	—	(236)	(236)

       78

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
PLN	1,673,365	USD	398,542	State Street Bank London	2/17/2017	—	(787)	(787)
RON	870,189	USD	207,148	JPMorgan Chase Bank N.A. London	1/20/2017	—	(2,190)	(2,190)
RON	2,001,266	USD	486,615	State Street Bank London	1/20/2017	—	(15,251)	(15,251)
RUB	106,228,407	USD	1,632,323	State Street Bank London	1/18/2017	7,640	—	7,640
SEK	262,000	USD	28,526	JPMorgan Chase Bank N.A. London	1/31/2017	—	(15)	(15)
SEK	231,000	USD	25,163	State Street Bank London	1/31/2017	—	(25)	(25)
SGD	78,000	USD	54,829	JPMorgan Chase Bank N.A. London	1/18/2017	—	(407)	(407)
SGD	522,000	USD	377,413	Morgan Stanley and Company International PLC	1/18/2017	—	(13,207)	(13,207)
THB	53,045,568	USD	1,495,505	BNP Paribas SA	2/10/2017	—	(9,489)	(9,489)
TRY	2,292,000	USD	666,357	Citibank N.A.	3/2/2017	—	(13,006)	(13,006)
TRY	616,000	USD	195,891	Royal Bank of Scotland PLC	1/4/2017	—	(17,930)	(17,930)
TRY	430,935	USD	123,868	Societe Generale	3/2/2017	—	(1,026)	(1,026)
TRY	5,580,993	USD	1,639,539	State Street Bank London	3/2/2017	—	(48,637)	(48,637)
TWD	12,674,000	USD	398,993	Barclays Bank PLC Wholesale	2/10/2017	—	(421)	(421)
TWD	2,595,000	USD	81,732	JPMorgan Chase Bank N.A. London	2/10/2017	—	(125)	(125)
TWD	9,083,000	USD	285,231	Standard Chartered Bank	2/10/2017	411	—	411
USD	359,827	ARS	5,986,000	BNP Paribas SA	3/22/2017	8,093	—	8,093
USD	403,963	AUD	530,000	Goldman Sachs International	1/17/2017	13,029	—	13,029
USD	40,936	AUD	55,460	JPMorgan Chase Bank N.A. London	2/24/2017	65	—	65
USD	586,796	AUD	786,529	Standard Chartered Bank	2/24/2017	7,160	—	7,160
USD	2,730,095	BRL	9,233,675	Barclays Bank PLC Wholesale	12/2/2016	—	(105)	(105)
USD	1,414,473	BRL	4,959,000	Barclays Bank PLC Wholesale	3/2/2017	—	(15,190)	(15,190)
USD	620,014	BRL	2,106,000	BNP Paribas SA	12/2/2016	—	(2,686)	(2,686)
USD	181,522	BRL	596,000	Citibank N.A.	12/2/2016	5,298	—	5,298
USD	345,335	BRL	1,173,000	Credit Suisse International	12/2/2016	—	(1,496)	(1,496)
USD	4,300,519	BRL	14,299,503	Deutsche Bank AG London	12/2/2016	72,460	—	72,460
USD	205,918	BRL	661,000	JPMorgan Chase Bank N.A. London	12/2/2016	10,475	—	10,475
USD	638,394	BRL	2,157,828	Morgan Stanley and Company International PLC	12/2/2016	369	—	369
USD	46,221	BRL	157,000	Standard Chartered Bank	12/2/2016	—	(200)	(200)
USD	205,904	BRL	715,000	Standard Chartered Bank	3/2/2017	—	(229)	(229)
USD	370,222	BRL	1,182,000	State Street Bank London	12/2/2016	20,730	—	20,730
USD	509,635	CAD	674,000	Canadian Imperial Bank of Commerce	12/30/2016	7,725	—	7,725
USD	1,069,962	CAD	1,439,709	Canadian Imperial Bank of Commerce	1/30/2017	—	(2,579)	(2,579)
USD	314,376	CAD	421,000	Royal Bank of Canada (UK)	12/30/2016	868	—	868
USD	183,853	CAD	243,624	State Street Bank London	12/30/2016	2,433	—	2,433
USD	81,413	CAD	109,000	State Street Bank London	1/30/2017	211	—	211
USD	160,543	CHF	160,000	Citibank N.A.	2/15/2017	2,372	—	2,372
USD	23,008	CHF	23,000	State Street Bank London	2/15/2017	270	—	270
USD	1,166,362	CLP	788,488,320	Credit Suisse International	2/10/2017	6,277	—	6,277
USD	392,737	CLP	259,756,000	Credit Suisse International	2/15/2017	10,700	—	10,700
USD	1,145,704	CNY	7,956,000	Goldman Sachs International	3/13/2017	—	(4,956)	(4,956)
USD	369,909	COP	1,164,218,096	Deutsche Bank AG London	1/20/2017	—	(5,574)	(5,574)
USD	251,424	COP	790,791,000	Standard Chartered Bank	1/20/2017	—	(3,621)	(3,621)
USD	263,743	COP	810,680,550	State Street Bank London	1/20/2017	2,283	—	2,283
USD	522,420	DKK	3,609,000	Barclays Bank PLC Wholesale	2/15/2017	6,273	—	6,273
USD	139,161	EUR	125,000	Bank of America, N.A.	12/15/2016	6,598	—	6,598
USD	1,237,827	EUR	1,159,540	Bank of America, N.A.	2/24/2017	3,593	—	3,593
USD	264,294	EUR	245,000	Barclays Bank PLC Wholesale	2/24/2017	3,511	—	3,511
USD	112,681	EUR	104,940	BNP Paribas SA	12/15/2016	1,392	—	1,392
USD	91,609	EUR	86,000	BNP Paribas SA	2/24/2017	69	—	69
USD	5,663,107	EUR	5,027,975	Citibank N.A.	12/15/2016	330,936	—	330,936
USD	877,514	EUR	822,835	Citibank N.A.	2/24/2017	1,673	—	1,673
USD	23,310	EUR	21,081	State Street Bank London	12/15/2016	954	—	954

       79

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	83,554	EUR	78,433	State Street Bank London	2/24/2017	69	—	69
USD	102,429	EUR	96,627	Westpac Banking Corporation	2/24/2017	—	(422)	(422)
USD	267,164	GBP	210,875	Bank of America, N.A.	1/13/2017	2,977	—	2,977
USD	125,045	GBP	101,764	Barclays Bank PLC Wholesale	1/13/2017	—	(2,447)	(2,447)
USD	61,333	GBP	49,000	BNP Paribas SA	2/17/2017	—	(99)	(99)
USD	2,746,396	GBP	2,240,000	Citibank N.A.	1/13/2017	—	(59,919)	(59,919)
USD	355,080	GBP	284,000	Royal Bank of Scotland PLC	2/17/2017	—	(977)	(977)
USD	1,247	GBP	1,000	Standard Chartered Bank	2/17/2017	—	(7)	(7)
USD	19,974	GBP	16,000	State Street Bank London	2/17/2017	—	(86)	(86)
USD	577,350	HUF	160,928,199	Bank of America, N.A.	1/11/2017	31,494	—	31,494
USD	58,701	HUF	16,261,885	BNP Paribas SA	1/11/2017	3,542	—	3,542
USD	450,034	HUF	125,954,912	Citibank N.A.	1/11/2017	22,803	—	22,803
USD	281,547	HUF	81,324,710	Citibank N.A.	2/17/2017	5,457	—	5,457
USD	404,735	HUF	110,426,000	Deutsche Bank AG London	12/14/2016	30,528	—	30,528
USD	468,232	HUF	132,092,587	JPMorgan Chase Bank N.A. London	1/11/2017	20,183	—	20,183
USD	223,455	HUF	65,010,000	JPMorgan Chase Bank N.A. London	2/17/2017	2,752	—	2,752
USD	302,148	HUF	88,796,000	State Street Bank London	2/17/2017	694	—	694
USD	713,371	IDR	9,837,389,000	Barclays Bank PLC Wholesale	2/10/2017	—	(4,593)	(4,593)
USD	203,866	IDR	2,804,176,000	Deutsche Bank AG London	2/10/2017	—	(792)	(792)
USD	31,194	IDR	428,018,000	HSBC Bank USA	2/10/2017	—	(44)	(44)
USD	1,370,900	ILS	5,263,709	UBS AG London	2/21/2017	—	(6,355)	(6,355)
USD	169,756	INR	11,630,000	Citibank N.A.	2/10/2017	1,065	—	1,065
USD	120,591	INR	8,256,000	HSBC Bank USA	2/10/2017	839	—	839
USD	110,039	INR	7,593,000	JPMorgan Chase Bank N.A. London	2/10/2017	—	(97)	(97)
USD	197,786	INR	13,398,000	Standard Chartered Bank	2/10/2017	3,450	—	3,450
USD	262,165	JPY	28,444,000	Goldman Sachs International	2/24/2017	12,464	—	12,464
USD	231,063	JPY	25,596,588	State Street Bank London	2/24/2017	6,359	—	6,359
USD	473,418	KRW	527,639,000	Deutsche Bank AG London	12/15/2016	22,083	—	22,083
USD	497,094	KRW	582,321,000	Morgan Stanley and Company International PLC	1/20/2017	—	(999)	(999)
USD	396,454	KRW	450,729,000	Standard Chartered Bank	12/15/2016	10,907	—	10,907
USD	693,882	KRW	815,977,000	Standard Chartered Bank	1/20/2017	—	(4,072)	(4,072)
USD	271,477	MXN	5,544,909	Citibank N.A.	1/20/2017	3,573	—	3,573
USD	356,850	MXN	7,394,000	JPMorgan Chase Bank N.A. London	1/20/2017	—	(394)	(394)
USD	1,343,624	MXN	25,730,000	Royal Bank of Canada (UK)	1/20/2017	100,472	—	100,472
USD	253,148	MXN	5,238,000	State Street Bank London	1/20/2017	72	—	72
USD	595,188	MYR	2,631,328	Barclays Bank PLC Wholesale	1/20/2017	7,042	—	7,042
USD	1,046,763	MYR	4,253,000	Deutsche Bank AG London	12/15/2016	94,917	—	94,917
USD	147,434	MYR	648,564	Deutsche Bank AG London	1/20/2017	2,469	—	2,469
USD	1,071,633	MYR	4,503,000	HSBC Bank USA	1/20/2017	65,136	—	65,136
USD	287,194	MYR	1,276,000	Morgan Stanley and Company International PLC	2/21/2017	2,265	—	2,265
USD	529,128	NZD	748,000	Westpac Banking Corporation	2/17/2017	719	—	719
USD	753,502	PEN	2,586,000	BNP Paribas SA	1/20/2017	437	—	437
USD	24,454	PEN	84,000	JPMorgan Chase Bank N.A. London	1/20/2017	—	(7)	(7)
USD	53,996	PHP	2,669,000	Barclays Bank PLC Wholesale	12/19/2016	345	—	345
USD	389,138	PHP	19,130,000	BNP Paribas SA	1/17/2017	4,801	—	4,801
USD	80,423	PHP	3,919,000	HSBC Bank USA	1/17/2017	1,687	—	1,687
USD	330,730	PHP	16,379,000	Standard Chartered Bank	12/19/2016	1,489	—	1,489
USD	415,577	PLN	1,732,000	JPMorgan Chase Bank N.A. London	2/17/2017	3,885	—	3,885
USD	467,286	PLN	1,962,000	State Street Bank London	2/17/2017	923	—	923
USD	1,319,339	RON	5,543,861	Bank of America, N.A.	1/20/2017	13,577	—	13,577
USD	1,034,869	RON	4,220,508	Barclays Bank PLC Wholesale	1/20/2017	40,801	—	40,801
USD	214,481	RON	911,441	JPMorgan Chase Bank N.A. London	1/20/2017	—	(194)	(194)
USD	401,789	RON	1,684,985	State Street Bank London	1/20/2017	4,920	—	4,920

       80

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	2,674,731	RUB	172,843,087	State Street Bank London	1/18/2017	6,367	—	6,367
USD	437,841	SEK	4,007,140	Barclays Bank PLC Wholesale	1/31/2017	1,781	—	1,781
USD	437,947	SEK	4,007,000	Citibank N.A.	1/31/2017	1,903	—	1,903
USD	44,671	SEK	410,315	State Street Bank London	1/31/2017	20	—	20
USD	2,275,237	SGD	3,224,656	Barclays Bank PLC Wholesale	2/17/2017	25,389	—	25,389
USD	391,872	SGD	537,000	HSBC Bank USA	1/18/2017	17,200	—	17,200
USD	463,134	SGD	646,000	Standard Chartered Bank	1/18/2017	12,412	—	12,412
USD	451,671	THB	16,102,000	Standard Chartered Bank	2/10/2017	591	—	591
USD	44,369	THB	1,575,774	State Street Bank London	2/10/2017	226	—	226
USD	201,459	TRY	616,000	Goldman Sachs International	1/4/2017	23,497	—	23,497
USD	349,179	TRY	1,212,000	Standard Chartered Bank	3/2/2017	3,690	—	3,690
USD	1,006,308	TRY	3,450,000	State Street Bank London	3/2/2017	22,861	—	22,861
USD	1,710,071	TWD	54,594,000	Barclays Bank PLC Wholesale	2/10/2017	—	(6,799)	(6,799)
USD	978,435	ZAR	14,142,983	Barclays Bank PLC Wholesale	2/17/2017	—	(11,137)	(11,137)
USD	182,134	ZAR	2,525,000	HSBC Bank USA	12/28/2016	3,705	—	3,705
USD	334,237	ZAR	4,784,000	JPMorgan Chase Bank N.A. London	2/17/2017	—	(496)	(496)
USD	616,586	ZAR	8,957,000	State Street Bank London	2/17/2017	—	(10,128)	(10,128)
ZAR	2,525,000	USD	185,856	Barclays Bank PLC Wholesale	12/28/2016	—	(7,426)	(7,426)
ZAR	1,463,852	USD	101,272	Barclays Bank PLC Wholesale	2/17/2017	1,153	—	1,153
ZAR	7,773,640	USD	540,794	UBS AG London	2/17/2017	3,122	—	3,122
						$1,252,203	($1,032,990)	$219,213

Currency abbreviations
ARS	Argentine Peso	GBP	Pound Sterling	PHP	Philippine Peso
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Yuan Renminbi	KRW	Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwan New Dollar
DKK	Danish Krone	NZD	New Zealand Dollar	USD	U.S. Dollar
EUR	Euro	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2016, the fund used purchased options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, maintain diversity of the fund and as a substitute for securities purchased.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

       81

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended November 30, 2016, the fund used interest rate swaps to manage duration of the fund and manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of November 30, 2016:

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of New York	15,000,000	HKD	$1,935,459	Fixed 1.515%	3 Month HIBOR-HKAB	Dec 2020	—	$143	$143
Citibank N.A.	350,000	MYR	97,317	MYR-KLIBOR- BNM	Fixed 3.865%	Feb 2020	—	338	338
Citibank N.A.	700,000	MYR	164,300	MYR-KLIBOR- BNM	Fixed 4.315%	Dec 2020	—	3,399	3,399
Citibank N.A.	5,750,000	HKD	741,027	Fixed 1.465%	3 Month HIBOR-HKAB	Mar 2021	—	3,243	3,243
Citibank N.A.	570,000	MYR	140,637	MYR-KLIBOR- BNM	Fixed 3.680%	Mar 2021	—	(589)	(589)
Citibank N.A.	1,100,000	HKD	141,780	Fixed 1.335%	ACT/365.FIXED	Apr 2021	—	1,612	1,612
Citibank N.A.	500,000	HKD	64,482	Fixed 1.114%	3 Month HIBOR-HKAB	Jul 2021	—	1,486	1,486
Citibank N.A.	2,300,000	HKD	296,650	Fixed 1.112%	3 Month HIBOR-HKAB	Aug 2021	—	7,611	7,611
Goldman Sachs and Company	375,000	BRL	113,107	BRL-CDI	Fixed 11.990%	Jan 2019	—	437	437
Goldman Sachs and Company	1,250,000	BRL	381,452	BRL-CDI	Fixed 11.970%	Jan 2019	—	1,425	1,425
Goldman Sachs and Company	1,095,000	BRL	342,161	BRL-CDI	Fixed 11.355%	Jan 2019	—	(1,167)	(1,167)
Goldman Sachs and Company	258,000,000	JPY	2,535,377	JPY-LIBOR- BBA-6M	Fixed 0.070%	Sep 2021	—	(14,870)	(14,870)
Goldman Sachs and Company	258,000,000	JPY	10	JPY-LIBOR- BBA-6M	Fixed 0.070%	Sep 2021	—	(351)	(351)
JPMorgan Securities LLC	1,800,000	HKD	231,959	Fixed 1.480%	3 Month HIBOR-HKAB	Mar 2021	—	919	919
Centrally Cleared Swaps
	850,000	USD	850,000	USD-LIBOR- BBA	Fixed 1.367%	Mar 2021	—	(12,180)	(12,180)
	2,580,000	USD	2,580,000	USD-LIBOR- BBA3M	Fixed 1.671%	Dec 2020	—	12,888	12,888
			$10,615,718				—	$4,344	$4,344

The following are abbreviations for the table above:
BNM	Bank Negara Malaysia	HIKAB	Hong Kong Association of Banks
BBA	The Bristish Bankers' Association	KLIBOR	Kuala Lumpur Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

       82

During the period ended November 30, 2016, the fund used CDS as a Buyer of protection to manage against potential credit event. The following table summarizes the credit default swap contracts the fund held as of November 30, 2016 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	People's Republic of China	100,000	USD	$100,000	(1.000)%	Dec 2021	$332	$299	$631
Citibank N.A.	Bank of China Limited	200,000	USD	200,000	(1.000)%	Dec 2021	2,773	470	3,243
JPMorgan Chase Bank N.A.	United Utilities PLC	75,000	EUR	99,161	(1.000)%	Jun 2017	(179)	(367)	(546)
JPMorgan Chase Bank N.A.	Bank of China Limited	200,000	USD	200,000	(1.000)%	Dec 2021	2,541	702	3,243
JPMorgan Chase Bank N.A.	Republic of Korea	400,000	USD	400,000	(1.000)%	Dec 2021	(11,957)	1,734	(10,223)
JPMorgan Chase Bank N.A.	CDX.EM.26	525,000	USD	525,000	(1.000)%	Dec 2021	(31,926)	(6,149)	(38,075)
Merrill Lynch and Company, Inc.	Republic of Turkey	800,000	USD	800,000	(1.000)%	Dec 2021	60,383	6,372	66,755
Merrill Lynch and Company, Inc.	CDX IG CDSI S27 5YR	775,000	USD	775,000	(1.000)%	Dec 2021	(8,275)	(3,352)	(11,627)
Merrill Lynch and Company, Inc.	CDX HY CDSI S27 PRC	560,000	USD	560,000	(5.000)%	Dec 2021	(20,579)	(11,873)	(32,452)
				$3,659,161			($6,887)	($12,164)	($19,051)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended November 30, 2016 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of November 30, 2016 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spreads at 11-30-16	Notional amount	Currency	USD notional amount	Receive fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	Transocean, Inc.	3.15%	25,000	USD	$25,000	1.000%	Jun 2019	($3,337)	$2,077	($1,260)
Citibank N.A.	Transocean, Inc.	3.15%	150,000	USD	150,000	1.000%	Jun 2019	(13,557)	5,999	(7,558)
Goldman Sachs and Company	Community Health Systems, Inc.	11.65%	100,000	USD	100,000	5.000%	Dec 2018	(7,043)	(3,766)	(10,809)
Goldman Sachs and Company	Community Health Systems, Inc.	11.65%	125,000	USD	125,000	5.000%	Dec 2018	(8,207)	(5,305)	(13,512)
JPMorgan Chase Bank N.A.	Humana, Inc.	0.12%	180,000	USD	180,000	4.000%	Dec 2018	457	3,159	3,616
JPMorgan Chase Bank N.A.	Petroleos Mexicanos	3.32%	100,000	USD	100,000	1.000%	Dec 2021	(8,152)	(2,112)	(10,264)
Centrally Cleared Swaps
	iTraxx Europe Crossover Series 26 Version 1	5.99%	675,000	EUR	746,077	5.000%	Dec 2021	57,754	918	58,672
	iTraxx Europe Crossover Series 26 Version 1	1.11%	675,000	EUR	746,077	5.000%	Dec 2021	56,686	1,986	58,672

       83

Counterparty	Reference obligation	Implied credit spreads at 11-30-16	Notional amount	Currency	USD notional amount	Receive fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	iTraxx Europe Crossover Series 26 Version 1	1.11%	597,600	EUR	660,019	5.000%	Dec 2021	50,061	1,883	51,944
					$2,832,173			$124,662	$4,839	$129,501

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       84

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	459Q1	11/16
This report is for the information of the shareholders of John Hancock Spectrum Income Fund.		1/17

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsStrategic Income Opportunities Fund

As of 11-30-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 49.1%					$2,919,839,395
(Cost $2,965,694,578)
Consumer discretionary 7.5%					445,010,258
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.625		10-15-22	6,100,000	6,130,476
The Goodyear Tire & Rubber Company	8.750		08-15-20	1,905,000	2,278,380
Automobiles 0.2%
General Motors Financial Company, Inc.	4.375		09-25-21	11,350,000	11,736,286
Diversified consumer services 0.2%
Princeton University	1.845		07-01-21	5,690,000	5,576,052
Princeton University	2.612		07-01-26	6,500,000	6,203,997
Hotels, restaurants and leisure 1.3%
ESH Hospitality, Inc. (S)	5.250		05-01-25	11,765,000	11,382,638
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.000		06-01-24	13,478,000	13,612,780
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (S)	5.250		06-01-26	18,077,000	18,167,385
New Red Finance, Inc. (S)	4.625		01-15-22	29,655,000	30,136,894
New Red Finance, Inc. (S)	6.000		04-01-22	5,079,000	5,294,858
Internet and direct marketing retail 0.6%
Expedia, Inc.	5.000		02-15-26	7,635,000	7,846,184
QVC, Inc.	4.450		02-15-25	17,200,000	16,356,856
QVC, Inc.	5.950		03-15-43	9,560,000	8,493,114
Media 4.1%
21st Century Fox America, Inc.	6.200		12-15-34	8,390,000	9,894,486
CBS Corp.	3.500		01-15-25	20,480,000	20,219,105
CCO Holdings LLC	5.750		01-15-24	14,127,000	14,780,374
Gray Television, Inc. (S)	5.125		10-15-24	10,000	9,350
Lamar Media Corp.	5.000		05-01-23	13,420,000	13,654,850
Lamar Media Corp.	5.875		02-01-22	4,295,000	4,423,850
LG FinanceCo Corp. (S)	5.875		11-01-24	16,280,000	16,198,600
LIN Television Corp.	5.875		11-15-22	7,100,000	7,206,500
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24	3,765,000	3,666,169
Nexstar Escrow Corp. (S)	5.625		08-01-24	18,745,000	18,557,550
Omnicom Group, Inc.	3.600		04-15-26	13,012,000	12,924,859
Outfront Media Capital LLC	5.250		02-15-22	5,379,000	5,587,436
Outfront Media Capital LLC	5.625		02-15-24	11,660,000	11,980,650
Scripps Networks Interactive, Inc.	3.950		06-15-25	14,115,000	14,223,403
Sirius XM Radio, Inc. (S)	4.625		05-15-23	8,995,000	8,837,588
Sirius XM Radio, Inc. (S)	5.250		08-15-22	11,570,000	12,090,650
Sirius XM Radio, Inc. (S)	5.375		07-15-26	9,390,000	9,319,575
Time, Inc. (S)	5.750		04-15-22	11,495,000	11,581,213
Viacom, Inc.	5.850		09-01-43	16,145,000	17,184,657
Viacom, Inc.	6.875		04-30-36	12,700,000	14,410,550
Virgin Media Secured Finance PLC	5.250		01-15-21	1,260,000	1,316,700
WMG Acquisition Corp. (S)	5.000		08-01-23	2,600,000	2,600,000
WMG Acquisition Corp. (S)	6.750		04-15-22	13,285,000	13,916,038
Specialty retail 0.7%
L Brands, Inc.	5.625		10-15-23	14,035,000	14,929,731
L Brands, Inc.	6.875		11-01-35	5,995,000	5,995,000
L Brands, Inc.	7.000		05-01-20	9,968,000	11,189,080
Lowe's Companies, Inc.	2.500		04-15-26	2,273,000	2,142,559
The Home Depot, Inc.	3.000		04-01-26	7,225,000	7,171,347

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500		12-15-22		15,665,000	$15,782,488
Consumer staples 5.2%						307,968,359
Beverages 1.3%
Anheuser-Busch InBev Finance, Inc.	3.650		02-01-26		25,520,000	25,643,006
Constellation Brands, Inc.	3.750		05-01-21		8,455,000	8,782,631
Constellation Brands, Inc.	4.250		05-01-23		18,620,000	19,388,075
Constellation Brands, Inc.	4.750		12-01-25		5,985,000	6,435,072
Cott Beverages, Inc.	5.375		07-01-22		14,515,000	14,569,431
Food and staples retailing 0.8%
CVS Health Corp.	3.875		07-20-25		26,900,000	27,560,799
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		1,500,000	1,605,000
Walgreens Boots Alliance, Inc.	3.800		11-18-24		16,065,000	16,315,004
Food products 2.1%
B&G Foods, Inc.	4.625		06-01-21		16,940,000	17,278,800
Darling Ingredients, Inc.	5.375		01-15-22		8,425,000	8,772,531
Gruma SAB de CV (S)	4.875		12-01-24		1,600,000	1,644,000
Kraft Heinz Foods Company	2.000		07-02-18		8,500,000	8,516,541
Kraft Heinz Foods Company	3.950		07-15-25		24,640,000	25,090,542
Kraft Heinz Foods Company (S)	4.875		02-15-25		16,151,000	17,554,037
Post Holdings, Inc. (S)	5.000		08-15-26		20,125,000	19,088,563
Post Holdings, Inc. (S)	6.000		12-15-22		10,825,000	11,240,680
Post Holdings, Inc. (S)	6.750		12-01-21		14,855,000	15,820,575
Household products 0.6%
Kimberly-Clark Corp.	2.750		02-15-26		17,067,000	16,661,232
Spectrum Brands, Inc.	5.750		07-15-25		17,110,000	17,751,625
Personal products 0.0%
Revlon Consumer Products Corp.	6.250		08-01-24		2,530,000	2,492,050
Tobacco 0.4%
Philip Morris International, Inc.	3.375		08-11-25		13,380,000	13,571,802
Philip Morris International, Inc.	5.650		05-16-18		11,520,000	12,186,363
Energy 2.6%						154,641,399
Energy equipment and services 0.7%
Antero Midstream Partners LP (S)	5.375		09-15-24		20,095,000	20,547,138
Emera US Finance LP (S)	3.550		06-15-26		22,875,000	22,443,944
Oil, gas and consumable fuels 1.9%
Enbridge, Inc.	4.250		12-01-26		11,215,000	11,254,981
Energy Transfer Partners LP	4.750		01-15-26		9,455,000	9,500,847
Enterprise Products Operating LLC	3.950		02-15-27		14,235,000	14,288,182
Exxon Mobil Corp.	2.709		03-06-25		19,055,000	18,590,325
Magellan Midstream Partners LP	5.000		05-12-25		5,190,000	5,673,656
Pertamina Persero PT (S)	4.300		05-20-23		13,990,000	14,044,561
Petroleos Mexicanos (S)	4.625		09-21-23		16,665,000	15,621,771
Petroleos Mexicanos	6.000		03-05-20		2,120,000	2,210,100
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	132,977,000	5,921,962
Williams Partners LP	4.875		05-15-23		14,380,000	14,543,932
Financials 13.5%						801,807,315
Banks 10.9%
Asian Development Bank	3.250		07-20-17	NZD	23,775,000	16,932,306
Asian Development Bank	4.625		03-06-19	NZD	16,505,000	12,167,503

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Asian Development Bank	5.000		03-09-22	AUD	16,430,000	$13,463,571
Asian Development Bank	6.450		08-08-21	INR	889,420,000	13,245,025
Asian Development Bank	6.950		01-16-20	INR	252,400,000	3,800,432
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%)	6.750		12-29-24		1,800,000	1,876,500
Banco Nacional de Comercio Exterior SNC (S)	4.375		10-14-25		11,995,000	11,755,100
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26		2,465,000	2,297,996
Bank of America Corp. (P)	1.610		09-15-26		26,515,000	23,418,287
Bank of the Ozarks, Inc. (5.500% to 7-1-21, then 3 month LIBOR + 4.425%)	5.500		07-01-26		5,990,000	6,367,370
BankUnited, Inc.	4.875		11-17-25		16,775,000	16,344,184
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500		10-01-24		4,500,000	4,466,066
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500		03-11-25		4,500,000	4,151,250
CIT Group, Inc. (S)	5.500		02-15-19		15,590,000	16,457,194
Citigroup, Inc. (P)	3.305		05-04-21	AUD	13,996,000	10,381,782
Citigroup, Inc.	6.250		06-29-17	NZD	13,981,000	10,075,760
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		12,780,000	12,716,100
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23		12,520,000	12,535,650
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625		06-25-30		2,705,000	2,780,064
Eagle Bancorp, Inc.	5.750		09-01-24		4,460,000	4,705,300
Eagle Bancorp, Inc. (5.000% to 8-1-21, then 3 month LIBOR + 3.850%)	5.000		08-01-26		3,995,000	4,114,850
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		16,575,000	15,539,063
First Maryland Capital I (P)	1.880		01-15-27		2,645,000	2,347,438
First Maryland Capital II (P)	1.736		02-01-27		13,025,000	11,559,688
First Niagara Financial Group, Inc.	7.250		12-15-21		13,830,000	16,474,047
Heartland Financial USA, Inc.	5.750		12-30-24		4,495,000	4,562,425
Independent Bank Group, Inc.	5.875		08-01-24		8,615,000	8,636,538
Inter-American Development Bank	3.750		10-09-18	AUD	13,365,000	10,158,625
Inter-American Development Bank	6.500		08-20-19	AUD	18,255,000	14,964,245
International Bank for Reconstruction & Development	1.375		06-23-19	SEK	75,040,000	8,444,270
International Bank for Reconstruction & Development	2.125		05-29-17	NOK	31,770,000	3,749,802
International Bank for Reconstruction & Development	2.800		01-13-21	AUD	20,865,000	15,523,485
International Bank for Reconstruction & Development	3.375		08-13-17	NZD	5,170,000	3,687,413
International Bank for Reconstruction & Development	3.500		01-22-21	NZD	22,650,000	16,277,304
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	65,640,000	8,328,131
International Bank for Reconstruction & Development	3.750		01-23-19	AUD	8,355,000	6,372,925
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	16,812,000	12,389,454
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	25,130,000	18,843,327
International Finance Corp.	3.250		07-22-19	AUD	29,251,000	22,133,474
International Finance Corp.	3.625		05-20-20	NZD	25,023,000	18,048,997
International Finance Corp.	3.875		02-26-18	NZD	12,705,000	9,149,898
International Finance Corp.	6.450		10-30-18	INR	1,274,870,000	18,912,432
JPMorgan Chase & Co.	4.250		11-02-18	NZD	31,595,000	22,731,314
KFW	3.750		05-29-20	NZD	11,170,000	8,073,531
KFW	6.000		08-20-20	AUD	22,610,000	18,700,883
Lakeland Bancorp, Inc. (5.125% to 9-30-21, then 3 month LIBOR + 3.970%)	5.125		09-30-26		4,000,000	4,010,000
Landwirtschaftliche Rentenbank	6.500		04-12-17	AUD	21,320,000	15,996,250
LegacyTexas Financial Group, Inc. (5.500% to 12-1-20, then 3 month LIBOR + 3.890%)	5.500		12-01-25		3,375,000	3,400,313

4SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
National Australia Bank, Ltd.	6.000		02-15-17	AUD	22,105,000	$16,453,631
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		9,920,000	10,227,669
Pacific Continental Corp. (5.875% to 6-30-21, then 3 month LIBOR + 4.715%)	5.875		06-30-26		1,225,000	1,231,125
Pinnacle Bank (4.875% to 7-30-20, then 3 month LIBOR + 3.128%)	4.875		07-30-25		3,364,000	3,397,640
Pinnacle Financial Partners, Inc. (5.250% to 2-16-22, then 3 month LIBOR + 3.884%) (S)	5.250		11-16-26		3,980,000	3,980,000
Regions Bank	6.450		06-26-37		1,250,000	1,388,093
Regions Financial Corp.	7.375		12-10-37		3,970,000	4,744,166
Renasant Corp. (5.000% to 9-1-21, then 3 month LIBOR + 3.840%)	5.000		09-01-26		3,190,000	3,269,750
Synovus Financial Corp.	5.125		06-15-17		12,140,000	12,335,818
Synovus Financial Corp.	7.875		02-15-19		7,175,000	7,892,500
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750		12-15-25		23,265,000	24,021,113
Valley National Bancorp	4.550		06-30-25		6,305,000	6,275,877
Wells Fargo & Company (P)	3.075		07-27-21	AUD	9,035,000	6,712,227
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000		07-15-25		8,785,000	8,828,925
Westpac Banking Corp.	5.000		10-21-19	GBP	3,165,000	4,408,383
Westpac Banking Corp.	7.250		02-11-20	AUD	5,300,000	4,426,733
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		8,290,000	7,958,400
Capital markets 0.5%
Stifel Financial Corp.	4.250		07-18-24		22,390,000	22,162,607
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	5,250,000	3,826,894
The Hongkong Land Treasury Services Singapore Pte, Ltd.	3.860		12-29-17	SGD	2,500,000	1,784,412
Consumer finance 0.2%
Capital One Financial Corp.	3.750		07-28-26		12,265,000	11,797,066
Diversified financial services 0.2%
First Midwest Bancorp, Inc.	5.875		09-29-26		4,000,000	4,085,796
GE Capital Australia Funding Pty, Ltd.	5.750		02-17-17	AUD	1,235,000	917,585
National Rural Utilities Cooperative Finance Corp. (5.250% to 4-20-26, then 3 month LIBOR + 3.630%)	5.250		04-20-46		7,165,000	7,541,743
Insurance 1.0%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-68		29,595,000	37,955,588
Chubb INA Holdings, Inc.	3.350		05-03-26		7,665,000	7,702,405
MetLife, Inc.	6.400		12-15-66		7,970,000	8,627,525
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42		5,730,000	6,060,621
Thrifts and mortgage finance 0.7%
Flagstar Bancorp, Inc. (S)	6.125		07-15-21		10,420,000	10,831,986
MGIC Investment Corp.	5.750		08-15-23		7,970,000	8,268,875
Radian Group, Inc.	5.250		06-15-20		9,160,000	9,434,800
WSFS Financial Corp. (4.500% to 6-15-21, then 3 month LIBOR + 3.300%)	4.500		06-15-26		9,990,000	10,189,800
Health care 6.3%						376,624,240
Biotechnology 0.7%
AbbVie, Inc.	1.800		05-14-18		50,000	49,969
AbbVie, Inc.	3.600		05-14-25		13,030,000	12,838,068
Amgen, Inc.	2.600		08-19-26		16,230,000	15,018,252

SEE NOTES TO FUND'S INVESTMENTS5

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Biotechnology (continued)
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26		14,845,000	$13,909,260
Health care equipment and supplies 0.4%
Abbott Laboratories	2.950		03-15-25		11,790,000	11,207,102
Danaher Corp.	1.650		09-15-18		13,995,000	14,023,452
Health care providers and services 3.5%
Anthem, Inc.	3.500		08-15-24		6,675,000	6,658,306
Baylor Scott & White Holdings	2.650		11-15-26		21,205,000	20,134,317
Cardinal Health, Inc.	3.200		03-15-23		10,250,000	10,320,746
Cardinal Health, Inc.	3.750		09-15-25		18,014,000	18,468,151
DaVita, Inc.	5.000		05-01-25		6,325,000	6,166,875
DaVita, Inc.	5.125		07-15-24		9,740,000	9,618,250
Express Scripts Holding Company	3.500		06-15-24		17,233,000	17,084,072
HCA Holdings, Inc.	6.250		02-15-21		15,963,000	16,753,169
HCA, Inc.	4.500		02-15-27		12,375,000	11,663,438
HCA, Inc.	5.000		03-15-24		19,135,000	19,182,838
HCA, Inc.	7.500		02-15-22		13,785,000	15,335,813
HCA, Inc.	8.000		10-01-18		1,700,000	1,844,500
Humana, Inc.	3.850		10-01-24		8,233,000	8,396,878
LifePoint Health, Inc.	5.500		12-01-21		22,030,000	22,525,675
Montefiore Medical Center	2.895		04-30-32		10,660,000	10,043,021
Quest Diagnostics, Inc.	4.250		04-01-24		3,540,000	3,704,139
Texas Children's Hospital	2.668		10-01-22		3,220,000	3,233,917
WellCare Health Plans, Inc.	5.750		11-15-20		5,196,000	5,325,900
Pharmaceuticals 1.7%
Actavis Funding SCS	3.800		03-15-25		12,965,000	13,022,033
AstraZeneca PLC	1.750		11-16-18		5,195,000	5,196,595
Forest Laboratories LLC (S)	4.875		02-15-21		15,890,000	17,123,731
Forest Laboratories LLC (S)	5.000		12-15-21		16,705,000	18,032,663
Grifols Worldwide Operations, Ltd.	5.250		04-01-22		13,265,000	13,662,950
Merck & Company, Inc. (P)	1.269		05-18-18		3,850,000	3,861,877
Merck & Company, Inc.	2.750		02-10-25		27,290,000	26,763,958
Quintiles IMS, Inc. (S)	4.875		05-15-23		5,350,000	5,454,325
Industrials 3.8%						229,529,803
Aerospace and defense 1.1%
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25		23,225,000	23,747,563
Lockheed Martin Corp.	2.900		03-01-25		28,655,000	27,972,266
Lockheed Martin Corp.	3.550		01-15-26		15,475,000	15,863,113
Air freight and logistics 0.5%
Mexico City Airport Trust (S)	4.250		10-31-26		16,810,000	16,019,930
XPO Logistics, Inc. (S)	6.500		06-15-22		15,445,000	16,004,881
Airlines 0.0%
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26		1,578,516	1,760,045
Commercial services and supplies 0.2%
Waste Management, Inc.	2.900		09-15-22		14,240,000	14,314,091
Construction and engineering 0.5%
AECOM	5.750		10-15-22		21,939,000	22,981,103
AECOM	5.875		10-15-24		5,870,000	6,148,825
Industrial conglomerates 0.9%
3M Company	3.000		08-07-25		14,485,000	14,708,938
General Electric Company	4.250		01-17-18	NZD	5,515,000	3,956,928

6SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Industrial conglomerates (continued)
General Electric Company	6.250		09-29-20	GBP	2,300,000	$3,421,638
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21		27,125,000	27,938,750
Professional services 0.1%
Verisk Analytics, Inc.	4.000		06-15-25		7,635,000	7,758,275
Trading companies and distributors 0.5%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45		16,005,000	15,904,969
United Rentals North America, Inc.	5.500		05-15-27		11,070,000	11,028,488
Information technology 3.2%						190,218,553
Electronic equipment, instruments and components 0.5%
Zebra Technologies Corp.	7.250		10-15-22		26,360,000	28,504,122
Internet software and services 0.2%
Match Group, Inc.	6.750		12-15-22		13,600,000	14,280,000
IT services 0.7%
First Data Corp. (S)	5.375		08-15-23		7,925,000	8,202,375
IBM Corp.	1.950		02-12-19		7,697,000	7,749,024
IBM Corp.	2.750		12-21-20	GBP	10,015,000	13,361,265
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		13,790,000	12,893,650
Semiconductors and semiconductor equipment 0.6%
Intel Corp.	3.700		07-29-25		14,145,000	14,878,263
KLA-Tencor Corp.	4.650		11-01-24		7,499,000	7,900,744
Micron Technology, Inc.	5.500		02-01-25		4,917,000	4,830,953
Micron Technology, Inc. (S)	7.500		09-15-23		8,285,000	9,113,500
Software 0.6%
Activision Blizzard, Inc. (S)	3.400		09-15-26		8,270,000	7,820,352
Electronic Arts, Inc.	4.800		03-01-26		1,852,000	1,949,234
Microsoft Corp.	3.125		11-03-25		23,155,000	23,401,253
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	2.400		05-03-23		13,285,000	12,942,061
Apple, Inc.	3.200		05-13-25		22,255,000	22,391,757
Materials 2.8%						166,370,935
Chemicals 0.1%
Alpek SAB de CV	4.500		11-20-22		1,625,000	1,600,138
Praxair, Inc.	3.200		01-30-26		2,305,000	2,324,466
Construction materials 0.3%
Cemex SAB de CV (S)	6.125		05-05-25		21,500,000	21,177,500
Containers and packaging 2.0%
Ball Corp.	4.000		11-15-23		16,660,000	16,316,388
Ball Corp.	4.375		12-15-20		8,310,000	8,746,275
Ball Corp.	5.250		07-01-25		21,335,000	22,201,734
Crown Americas LLC	4.500		01-15-23		18,265,000	18,493,313
Crown Cork & Seal Company, Inc.	7.375		12-15-26		7,724,000	8,747,430
Sealed Air Corp. (S)	4.875		12-01-22		10,150,000	10,378,375
Sealed Air Corp. (S)	5.125		12-01-24		16,620,000	16,869,300
Sealed Air Corp. (S)	6.500		12-01-20		15,315,000	17,325,094
Metals and mining 0.4%
Freeport-McMoRan, Inc.	3.550		03-01-22		17,320,000	16,408,968
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,115,000	3,995,888

SEE NOTES TO FUND'S INVESTMENTS7

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		1,540,000	$1,786,066
Real estate 1.2%						69,820,222
Equity real estate investment trusts 0.7%
American Tower Corp.	4.000		06-01-25		6,300,000	6,351,421
American Tower Corp.	4.700		03-15-22		3,195,000	3,432,532
Crown Castle Towers LLC (S)	4.883		08-15-40		5,791,000	6,195,359
Host Hotels & Resorts LP	5.250		03-15-22		14,006,000	15,131,732
Trust F/1401 (S)	5.250		12-15-24		11,970,000	11,760,525
Real estate management and development 0.5%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	7,750,000	5,474,219
CBRE Services, Inc.	5.000		03-15-23		8,455,000	8,729,559
Kennedy-Wilson, Inc.	5.875		04-01-24		12,650,000	12,744,875
Telecommunication services 1.4%						84,325,569
Diversified telecommunication services 0.5%
SFR Group SA (S)	6.250		05-15-24		10,360,000	10,243,450
SingTel Group Treasury Pte, Ltd.	4.500		09-08-21		255,000	275,299
Sprint Spectrum Company LLC (S)	3.360		03-20-23		9,315,000	9,338,288
Verizon Communications, Inc.	4.272		01-15-36		11,947,000	11,381,895
Wireless telecommunication services 0.9%
America Movil SAB de CV	7.125		12-09-24	MXN	202,160,000	9,119,601
T-Mobile USA, Inc.	6.125		01-15-22		16,235,000	17,000,967
T-Mobile USA, Inc.	6.250		04-01-21		5,882,000	6,131,985
T-Mobile USA, Inc.	6.500		01-15-26		11,985,000	12,943,800
T-Mobile USA, Inc.	6.625		04-01-23		3,450,000	3,655,896
T-Mobile USA, Inc.	6.836		04-28-23		3,990,000	4,234,388
Utilities 1.6%						93,522,742
Electric utilities 0.5%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750		06-15-76		14,405,000	15,269,300
Fortis, Inc. (S)	3.055		10-04-26		14,265,000	13,356,505
Gas utilities 0.3%
AmeriGas Partners LP	5.875		08-20-26		18,315,000	18,217,747
Southern Gas Networks PLC	4.875		12-21-20	GBP	805,000	1,148,982
Independent power and renewable electricity producers 0.3%
NRG Energy, Inc. (S)	6.625		01-15-27		15,595,000	14,425,375
Multi-utilities 0.5%
NiSource Finance Corp.	4.800		02-15-44		16,428,000	16,913,842
NiSource Finance Corp.	5.650		02-01-45		12,247,000	14,190,991
Foreign government obligations 18.2%						$1,082,513,731
(Cost $1,179,134,106)
Australia 2.3%						137,391,411
New South Wales Treasury Corp.	6.000		05-01-20	AUD	48,045,000	39,963,101
New South Wales Treasury Corp.	6.000		03-01-22	AUD	20,640,000	17,915,822
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	16,935,000	13,095,616
Queensland Treasury Corp.	5.500		06-21-21	AUD	38,875,000	32,505,495
Queensland Treasury Corp.	6.000		07-21-22	AUD	15,170,000	13,201,400
Queensland Treasury Corp.	6.250		02-21-20	AUD	10,900,000	9,054,550
Queensland Treasury Corp. (S)	7.125		09-18-17	NZD	15,877,000	11,655,427

8SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Canada 2.3%						$134,493,253
Canada Housing Trust No. 1 (S)	1.700		12-15-17	CAD	23,450,000	17,639,958
Export Development Canada	2.400		06-07-21	AUD	4,145,000	3,020,634
Export Development Canada	3.250		08-08-17	AUD	6,135,000	4,566,837
Government of Canada	1.250		03-01-18	CAD	41,980,000	31,481,719
Government of Canada	1.500		02-01-17	CAD	69,595,000	51,890,836
Province of British Columbia (S)	6.600		01-09-20	INR	584,515,000	8,623,629
Province of Ontario	1.900		09-08-17	CAD	16,417,000	12,331,143
Province of Ontario	6.250		09-29-20	AUD	5,965,000	4,938,497
Finland 0.2%						9,518,929
Nordic Investment Bank	1.375		07-15-20	NOK	80,590,000	9,518,929
Indonesia 1.3%						78,807,426
Republic of Indonesia (S)	2.625		06-14-23	EUR	8,010,000	8,550,775
Republic of Indonesia	7.000		05-15-22	IDR	267,610,000,000	18,716,686
Republic of Indonesia	7.000		05-15-27	IDR	59,837,000,000	4,088,475
Republic of Indonesia	8.250		07-15-21	IDR	256,475,000,000	19,125,058
Republic of Indonesia	8.375		03-15-24	IDR	59,310,000,000	4,384,971
Republic of Indonesia	8.375		09-15-26	IDR	217,986,000,000	16,338,970
Republic of Indonesia	8.750		05-15-31	IDR	98,785,000,000	7,602,491
Mexico 1.8%						108,905,891
Government of Mexico	4.600		01-23-46		14,656,000	12,714,080
Government of Mexico	4.750		06-14-18	MXN	113,850,000	5,404,057
Government of Mexico	6.500		06-10-21	MXN	473,500,000	22,599,638
Government of Mexico	7.750		05-29-31	MXN	214,356,000	10,565,680
Government of Mexico	8.000		12-07-23	MXN	280,147,500	14,240,877
Government of Mexico	8.500		12-13-18	MXN	134,680,500	6,785,996
Government of Mexico	10.000		12-05-24	MXN	644,646,500	36,595,563
New Zealand 2.6%						155,124,244
Dominion of New Zealand	3.000		04-15-20	NZD	39,775,000	28,725,390
Dominion of New Zealand	5.000		03-15-19	NZD	46,515,000	34,989,012
Dominion of New Zealand	6.000		12-15-17	NZD	10,386,000	7,661,079
Dominion of New Zealand	6.000		05-15-21	NZD	64,995,000	52,706,097
New Zealand Local Government Funding Agency	5.000		03-15-19	NZD	26,284,000	19,545,164
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	15,656,000	11,497,502
Norway 1.1%						67,432,847
Government of Norway (S)	3.750		05-25-21	NOK	203,500,000	26,635,800
Government of Norway (S)	4.500		05-22-19	NOK	318,338,000	40,797,047
Philippines 2.1%						127,455,330
Republic of Philippines	3.500		04-21-23	PHP	312,960,000	6,027,202
Republic of Philippines	4.625		09-09-40	PHP	243,550,000	4,332,281
Republic of Philippines	4.950		01-15-21	PHP	659,000,000	13,278,062
Republic of Philippines	5.875		12-16-20	PHP	321,278,240	6,952,395
Republic of Philippines	6.250		01-14-36	PHP	895,000,000	19,526,946
Republic of Philippines	6.500		04-28-21	PHP	810,100,000	17,925,674
Republic of Philippines	7.375		03-03-21	PHP	313,800,000	7,138,196
Republic of Philippines	8.000		07-19-31	PHP	1,527,700,000	41,020,112
Republic of Philippines	8.125		12-16-35	PHP	419,020,160	11,254,462
Portugal 0.8%						45,204,153
Portugal Obrigacoes do Tesouro OT (S)	3.850		04-15-21	EUR	16,045,000	18,115,428
Republic of Portugal (S)	5.125		10-15-24		28,075,000	27,088,725

SEE NOTES TO FUND'S INVESTMENTS9

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Singapore 2.5%						$145,887,302
Republic of Singapore	2.375		04-01-17	SGD	68,305,000	47,894,274
Republic of Singapore	2.500		06-01-19	SGD	69,300,000	49,751,439
Republic of Singapore	3.250		09-01-20	SGD	65,040,000	48,241,589
South Korea 0.0%						2,203,531
Korea Treasury Bond Coupon Strips	1.238		03-10-17	KRW	654,810,000	557,813
Korea Treasury Bond Coupon Strips	1.444		09-10-17	KRW	654,810,000	553,461
Korea Treasury Bond Coupon Strips	1.610		03-10-18	KRW	654,810,000	548,557
Korea Treasury Bond Coupon Strips	1.755		09-10-18	KRW	654,810,000	543,700
Sweden 1.2%						70,089,414
Kingdom of Sweden	1.500		11-13-23	SEK	264,510,000	31,463,004
Kingdom of Sweden	3.500		06-01-22	SEK	167,425,000	21,813,701
Kingdom of Sweden	5.000		12-01-20	SEK	33,920,000	4,482,668
Kommuninvest I Sverige AB	2.500		12-01-20	SEK	103,930,000	12,330,041
Capital preferred securities 1.2%						$69,694,000
(Cost $71,408,753)
Financials 1.2%						69,694,000
Banks 1.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		12-19-16		19,215,000	15,588,169
JPMorgan Chase Capital XXIII (P)	1.906		05-15-77		10,176,000	8,344,320
SunTrust Preferred Capital I (P)(Q)	4.000		01-03-17		9,340,000	7,556,060
USB Capital IX (P)(Q)	3.500		01-03-17		22,894,000	18,692,951
Wachovia Capital Trust III (P)(Q)	5.570		01-03-17		20,000,000	19,512,500
Convertible bonds 2.0%						$117,298,009
(Cost $105,393,054)
Consumer staples 0.1%						6,917,884
Tobacco 0.1%
Vector Group, Ltd. (P)	12.512		01-15-19		4,780,000	6,917,884
Financials 0.5%						30,183,116
Insurance 0.2%
Fidelity National Financial, Inc.	4.250		08-15-18		2,585,000	4,725,703
Old Republic International Corp.	3.750		03-15-18		6,180,000	7,489,388
Mortgage real estate investment trusts 0.2%
Redwood Trust, Inc.	4.625		04-15-18		11,432,000	11,396,275
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000		04-01-20		4,850,000	6,571,750
Health care 0.9%						50,664,590
Health care equipment and supplies 0.3%
Danaher Corp.	0.000		01-22-21		4,595,000	13,721,819
Hologic, Inc. (2.000% to 3-1-18; then 0.000% thereafter)	2.000		03-01-42		3,910,000	5,170,975
Health care providers and services 0.3%
Anthem, Inc.	2.750		10-15-42		9,369,000	18,392,518
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (S)	5.625		11-22-19	EUR	12,500,000	13,379,278
Industrials 0.2%						10,355,288
Trading companies and distributors 0.2%
Air Lease Corp.	3.875		12-01-18		7,470,000	10,355,288

10SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology 0.2%						$12,496,350
Semiconductors and semiconductor equipment 0.2%
Intel Corp.	3.250			08-01-39	7,340,000	12,496,350
Telecommunication services 0.1%						6,680,781
Diversified telecommunication services 0.1%
Liberty Interactive LLC (S)	1.750			09-30-46	6,325,000	6,680,781
Municipal bonds 3.9%						$233,144,369
(Cost $235,476,247)
City of Houston (Texas)	3.628			05-15-24	1,575,000	1,660,538
City of Houston (Texas)	6.290			03-01-32	23,280,000	27,779,791
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995			07-01-20	15,920,000	16,293,165
Florida State Board of Administration Finance Corp.	2.163			07-01-19	3,290,000	3,321,683
Florida State Board of Administration Finance Corp.	2.638			07-01-21	21,045,000	21,206,836
Kansas Development Finance Authority	3.941			04-15-26	14,075,000	14,653,623
Kansas Development Finance Authority	4.091			04-15-27	12,495,000	13,077,017
Port of Morrow (Oregon)	3.521			09-01-27	6,320,000	6,579,120
State of Colorado	6.817			03-15-28	4,505,000	5,646,432
State of Georgia	4.503			11-01-25	6,525,000	7,217,042
State of Hawaii	5.330			02-01-26	8,215,000	9,645,560
State of Maryland	4.400			03-01-23	7,555,000	8,371,016
State of Texas	3.738			10-01-31	7,380,000	7,422,878
State of Texas	3.838			10-01-32	13,375,000	13,516,641
State of Utah	3.539			07-01-25	8,690,000	9,156,827
State of Utah	4.554			07-01-24	8,980,000	9,961,873
State of Washington	1.710			08-01-20	7,295,000	7,237,297
State of Wisconsin	2.049			05-01-23	16,270,000	15,600,001
Texas Transportation Commission State Highway Fund	5.028			04-01-26	8,635,000	9,913,584
University of Houston (Texas)	2.800			02-15-24	5,910,000	5,933,995
University of Houston (Texas)	2.860			02-15-26	5,865,000	5,729,812
University of Houston (Texas)	3.060			02-15-27	2,835,000	2,735,718
Virginia Public Building Authority	5.250			08-01-25	9,030,000	10,483,920
Term loans (M) 2.3%						$137,329,890
(Cost $137,380,132)
Consumer discretionary 0.8%						49,618,544
Four Seasons Holdings, Inc. (T)			TBD	11-21-23	18,375,000	18,524,389
Hilton Worldwide Finance LLC (T)			TBD	10-25-23	12,545,000	12,626,543
The ServiceMaster Company LLC	3.106			11-03-23	18,510,000	18,467,612
Consumer staples 0.3%						17,534,019
Aramark Services, Inc.	3.338			02-24-21	9,360,000	9,433,102
Spectrum Brands, Inc. (T)			TBD	06-23-22	8,025,000	8,100,917
Industrials 0.2%						12,066,729
American Airlines Group, Inc. (T)			TBD	04-28-23	12,040,000	12,066,729
Information technology 0.7%						39,132,343
First Data Corp. (T)			TBD	07-08-22	13,756,398	13,815,688
First Data Corp. (T)			TBD	07-10-22	7,631,559	7,663,764
Western Digital Corp. (T)			TBD	04-29-23	9,055,000	9,153,609
Zebra Technologies Corp. (T)			TBD	10-27-21	8,470,567	8,499,282
Materials 0.1%						6,856,922
Berry Plastics Group, Inc. (T)			TBD	02-08-20	3,760,000	3,769,024
Berry Plastics Group, Inc. (T)			TBD	10-01-22	3,070,000	3,087,898

SEE NOTES TO FUND'S INVESTMENTS11

Strategic Income Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Telecommunication services 0.2%						$12,121,333
T-Mobile USA, Inc. (T)			TBD	11-09-22	12,010,000	12,121,333
Collateralized mortgage obligations 4.8%						$283,588,153
(Cost $288,196,109)
Commercial and residential 4.1%						244,474,660
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	3.071			04-25-35	2,054,998	2,050,947
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443			01-14-29	5,435,000	6,036,259
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	0.836			04-20-35	7,081,523	6,778,902
BBCMS Mortgage Trust Series 2015-STP, Class A (S)	3.323			09-10-28	5,241,000	5,347,389
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	3.214			01-25-35	2,342,939	2,142,108
Series 2005-2, Class A1 (P)	2.920			03-25-35	2,125,352	2,135,703
Series 2005-5, Class A2 (P)	2.460			08-25-35	2,888,126	2,874,938
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.234			01-25-35	1,557,763	1,508,179
Series 2004-13, Class A1 (P)	1.274			11-25-34	2,938,678	2,872,263
Series 2004-8, Class 1A (P)	1.234			09-25-34	1,584,823	1,554,154
Series 2005-7, Class 11A1 (P)	1.074			08-25-35	1,640,261	1,578,716
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787			01-13-35	3,335,000	3,242,768
BXHTL Mortgage Trust Series 2015-JWRZ, Class GL2 (P) (S)	4.227			05-15-29	6,055,000	5,960,020
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.538			12-15-27	9,617,677	9,599,561
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	3.086			02-25-37	1,919,832	1,916,501
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898			03-10-31	2,710,000	2,690,584
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	6.007			12-10-49	7,123,139	7,223,318
Series 2014-TWC, Class D (P) (S)	2.789			02-13-32	11,010,000	10,921,558
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class E (P) (S)	3.681			08-13-27	3,230,000	3,193,473
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979			02-10-34	6,270,000	6,191,038
Countrywide Alternative Loan Trust Series 2004-J5, Class M1 (P)	1.434			08-25-34	13,217,000	12,589,096
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (S)	3.639			11-15-34	6,215,000	6,521,282
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.811			09-19-44	14,778,262	790,130
Series 2005-AR2, Class X2 IO	2.306			03-19-45	33,502,851	2,350,667
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.495			12-15-34	7,160,000	6,976,637
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.710			06-10-28	5,350,000	5,260,296
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.951			07-10-38	2,476,007	2,474,788
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	3.270			05-25-34	3,757,439	3,736,964
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.813			06-19-34	3,056,584	3,038,116

12SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2004-7, Class 4A (P)	3.234		11-19-34	3,635,833	$3,578,864
Series 2005-2, Class IX IO	1.740		05-19-35	8,709,371	541,003
Series 2005-9, Class 2A1A (P)	0.866		06-20-35	2,911,019	2,724,102
Series 2005-9, Class 2A1C (P)	1.012		06-20-35	2,005,785	1,897,018
Series 2007-3, Class ES IO (S)	0.350		05-19-47	9,352,050	146,173
Series 2007-4, Class ES IO	0.350		07-19-47	10,014,950	145,758
Series 2007-6, Class ES IO (S)	0.342		08-19-37	7,759,861	99,008
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.146		10-25-36	17,397,947	1,260,899
Series 2005-AR18, Class 2X IO	1.889		10-25-36	14,012,448	637,002
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	6.115		04-17-45	675,101	674,084
Series 2007-CB18, Class A4	5.440		06-12-47	2,288,180	2,289,029
Series 2014-INN, Class F (P) (S)	4.538		06-15-29	3,395,000	3,305,791
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.720		12-25-34	1,393,955	1,394,383
Series 2005-2, Class 1A (P)	2.228		10-25-35	42,843	42,778
Series 2005-A2, Class A2 (P)	2.651		02-25-35	3,255,443	3,254,096
Series 2005-A8, Class A2A (P)	0.804		08-25-36	12,992,780	12,155,484
Series 2006-3, Class 2A1 (P)	2.893		10-25-36	1,426,484	1,394,489
Series 2007-1, Class 2A1 (P)	2.957		01-25-37	6,111,924	5,993,400
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364		03-15-44	2,460,589	2,466,061
Series 2014-150E, Class F (P) (S)	4.438		09-09-32	6,185,000	5,128,051
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.965		10-25-34	974,203	969,959
Series 2004-9, Class 1A (P)	5.381		11-25-34	1,505,707	1,582,512
MSCG Trust Series 2016-SNR, Class D (S)	6.550		11-15-34	4,045,000	3,904,835
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.844		11-25-35	1,995,427	1,933,815
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.590		01-11-37	4,830,000	4,580,632
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.534		01-05-35	5,655,000	4,506,830
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.979		12-25-33	2,272,037	2,233,484
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (P)	2.814		09-25-37	7,517,582	7,348,238
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.633		01-25-35	3,453,541	3,450,810
Series 2005-AR19, Class A1A2 (P)	0.824		12-25-45	3,574,245	3,329,347
Series 2005-AR2, Class 2A1B (P)	0.904		01-25-45	4,351,441	3,995,899
Series 2005-AR2, Class 2A2B (P)	0.914		01-25-45	3,023,396	2,778,471
Series 2005-AR3, Class A2 (P)	2.793		03-25-35	3,627,320	3,646,816
Series 2005-AR6, Class 2A1A (P)	0.764		04-25-45	7,182,361	6,741,631
Series 2005-AR8, Class 2AB2 (P)	0.954		07-25-45	3,332,341	3,170,503
Series 2005-AR8, Class 2AB3 (P)	0.894		07-25-45	3,031,806	2,872,177
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	7,406,403	6,669,094
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.978		12-25-34	2,041,954	2,075,779
U.S. Government Agency 0.7%					39,113,493
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	2.184		04-25-24	3,236,482	3,258,380

SEE NOTES TO FUND'S INVESTMENTS13

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2014-DN4, Class M2 (P)	2.934		10-25-24	3,051,550	$3,056,869
Series 2015-DNA1, Class M2 (P)	2.384		10-25-27	3,690,000	3,731,721
Series 2015-DNA1, Class M3 (P)	3.834		10-25-27	2,700,000	2,787,261
Series 2016-DNA2, Class M2 (P)	2.734		10-25-28	10,830,000	10,953,004
Series 2016-HQA3, Class M1 (P)	1.334		03-25-29	6,030,760	6,026,511
Series 292, Class IO	3.500		11-15-27	6,168,284	672,002
Series 296, Class IO	3.000		12-15-27	4,824,363	492,961
Series 304, Class C42 IO	4.000		12-15-27	8,710,275	845,570
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	8,431,815	942,509
Series 2013-39, Class KI IO	4.000		05-25-28	12,261,726	1,431,685
Series 2014-C02, Class 1M1 (P)	1.484		05-25-24	1,771,666	1,775,592
Series 402, Class 3 IO	4.000		11-25-39	575,335	107,757
Series 402, Class 4 IO	4.000		10-25-39	872,039	202,899
Series 402, Class 7 IO	4.500		11-25-39	1,201,163	243,143
Series 406, Class 3 IO	4.000		01-25-41	3,074,873	590,574
Series 407, Class 4 IO	4.500		03-25-41	4,733,981	931,357
Series 407, Class 7 IO	5.000		03-25-41	3,373,512	707,504
Series 407, Class 8 IO	5.000		03-25-41	1,743,224	356,194
Asset backed securities 4.4%					$264,317,592
(Cost $265,299,945)
Asset backed securities 4.4%					264,317,592
Aames Mortgage Investment Trust Series 2005-4, Class M2 (P)	1.269		10-25-35	7,418,991	7,238,476
Accredited Mortgage Loan Trust Series 2005-2ACCR, Class M2 (P)	1.194		07-25-35	2,705,000	2,654,492
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (P)	0.974		06-25-35	2,915,000	2,761,150
American Express Credit Account Master Trust Series 2014-3, Class A	1.490		04-15-20	11,161,745	11,191,060
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	24,611,000	24,481,288
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.774		07-25-36	8,202,162	7,978,434
Capital One Multi-Asset Execution Trust Series 2014-A2, Class A2	1.260		01-15-20	9,400,000	9,405,712
CarMax Auto Owner Trust Series 2013-3, Class A3	0.970		04-16-18	36,725	36,723
Chase Issuance Trust Series 2015-A7, Class A7	1.620		07-15-20	4,660,000	4,677,705
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8	5.650		09-20-19	9,195,000	9,515,624
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	23,194,800	22,991,507
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	28,173,188	28,284,951
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474		10-25-45	24,769,800	24,489,455
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	4,469,850	4,275,899
First Frankin Mortgage Loan Trust Series 2005-FF7, Class M2 (P)	1.239		07-25-35	5,974,520	5,849,309
Ford Credit Auto Owner Trust Series 2014-C, Class A3	1.060		05-15-19	5,207,132	5,205,910
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	0.904		10-25-35	7,357,497	6,888,185

14SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset backed securities (continued)
Home Equity Asset Trust Series 2003-1, Class M1 (P)	2.034		06-25-33	1,475,458	$1,436,592
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.209		03-25-35	6,785,000	6,376,303
Option One Mortgage Loan Trust Series 2005-2, Class M1 (P)	1.194		05-25-35	6,935,584	6,686,827
RASC Series Trust Series 2005-KS7, Class M4 (P)	1.404		08-25-35	3,041,000	2,925,906
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.684		09-25-36	10,469,066	10,152,923
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.834		12-25-36	4,403,492	4,354,920
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.254		02-25-35	57,079	55,018
Series 2005-2, Class M2 (P)	1.269		03-25-35	8,997,000	8,567,911
Taco Bell Funding, LLC Series 2016-1A, Class A23 (S)	4.970		05-25-46	26,149,463	26,157,647
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080		06-15-45	19,745,550	19,677,665
				Shares	Value
Common stocks 3.5%					$205,655,465
(Cost $150,079,489)
Consumer discretionary 0.0%					36
Household durables 0.0%
Lennar Corp., Class A				1	36
Media 0.0%
Vertis Holdings, Inc. (I)				110,794	0
Financials 3.4%					201,336,695
Banks 3.0%
BankUnited, Inc.				153,604	5,442,190
Comerica, Inc.				232,810	14,841,638
Commerce Bancshares, Inc.				219,491	12,030,299
Cullen/Frost Bankers, Inc.				64,858	5,338,462
First Financial Bancorp				295,930	7,930,924
First Republic Bank				95,420	7,814,898
Glacier Bancorp, Inc.				189,893	6,513,330
Investors Bancorp, Inc.				634,693	8,593,743
MB Financial, Inc.				153,457	6,640,084
Park National Corp.				61,349	6,846,548
Prosperity Bancshares, Inc.				178,250	11,787,673
SunTrust Banks, Inc.				330,244	17,156,176
SVB Financial Group (I)				40,958	6,472,593
Synovus Financial Corp.				334,995	12,967,656
The PNC Financial Services Group, Inc.				145,482	16,081,580
U.S. Bancorp				303,036	15,036,646
Union Bankshares Corp.				451,254	15,252,385
Consumer finance 0.3%
American Express Company				60,143	4,332,702
Capital One Financial Corp.				169,260	14,224,610
Thrifts and mortgage finance 0.1%
Oritani Financial Corp.				341,788	6,032,558

SEE NOTES TO FUND'S INVESTMENTS15

Strategic Income Opportunities Fund

	Shares	Value
Industrials 0.1%		$4,318,734
Construction and engineering 0.1%
HC2 Holdings, Inc. (I)	907,297	4,318,734
Preferred securities 6.7%		$397,202,639
(Cost $398,806,938)
Consumer staples 0.3%		17,808,106
Food products 0.3%
Tyson Foods, Inc., 4.750%	283,885	17,808,106
Energy 0.2%		12,417,816
Oil, gas and consumable fuels 0.2%
Kinder Morgan, Inc., 9.750%	252,600	12,417,816
Financials 3.0%		179,249,634
Banks 2.7%
First Republic Bank, 5.500%	224,961	5,264,087
First Tennessee Bank NA, 3.750% (P)(S)	22,722	15,450,251
Huntington Bancshares, Inc., 8.500%	13,294	18,612,265
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	2,783,601
KeyCorp, 8.625% (P)	169,903	4,349,517
M&T Bank Corp., Series A, 6.375%	12,080	12,080,000
People's United Financial, Inc., 5.625% (P)	481,250	12,031,250
Regions Financial Corp., 6.375%	370,170	9,313,477
SunTrust Banks, Inc., 4.000% (P)	309,575	7,151,183
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	55,278
U.S. Bancorp, 3.500% (P)	25,335	21,590,487
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,158,528
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	6,843,609
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,706,125
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	633,899	17,185,002
Zions Bancorporation, 7.900%	299,450	7,665,920
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,527,268
Diversified financial services 0.0%
GMAC Capital Trust I, 6.691% (P)	1,315	33,072
Insurance 0.3%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	536,600	15,448,714
Health care 0.2%		8,833,440
Pharmaceuticals 0.2%
Allergan PLC, 5.500%	12,320	8,833,440
Real estate 0.4%		23,473,543
Equity real estate investment trusts 0.4%
American Tower Corp., 5.250%	117,265	12,041,943
Colony Capital, Inc., 7.125%	180,025	4,317,000
Welltower, Inc., 6.500%	122,265	7,114,600
Utilities 2.6%		155,420,100
Electric utilities 1.4%
Exelon Corp., 6.500%	498,082	22,837,060
Great Plains Energy, Inc., 7.000%	321,200	15,738,800
NextEra Energy, Inc., 6.123%	475,270	22,337,690
NextEra Energy, Inc., 6.371%	336,050	18,788,556
SCE Trust I, 5.625%	190,505	4,612,126

16SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

				Shares	Value
Utilities (continued)
Gas utilities 0.3%
	Spire, Inc., 6.750%			264,392	$15,265,994
Multi-utilities 0.9%
	Dominion Resources, Inc., 5.250%			293,199	6,262,731
	Dominion Resources, Inc., 6.375%			608,167	30,572,555
	Dominion Resources, Inc., 6.750%			386,980	19,004,588
				Shares/Par	Value
Purchased options 0.3%					$21,237,672
(Cost $28,773,114)
Call options 0.1%					7,261,007
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-8-17; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (I)				127,475,000	1,381,447
Over the Counter Option on the USD vs. KRW (Expiration Date: 10-30-17; Strike Price: $1,255.00; Counterparty: Morgan Stanley Co., Inc.) (I)				82,010,000	2,083,956
Over the Counter Option on the USD vs. KRW (Expiration Date: 9-29-17; Strike Price: $1,210.00; Counterparty: Standard Chartered Bank) (I)				115,825,570	3,795,604
Put options 0.2%					13,976,665
Over the Counter Option on the AUD vs. USD (Expiration Date: 6-30-17; Strike Price: AUD 0.68; Counterparty: HSBC) (I)				96,450,000	793,715
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-6-17; Strike Price: EUR 1.03; Counterparty: Goldman Sachs & Company) (I)				126,435,000	1,033,424
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (I)				155,545,000	2,582,443
Over the Counter Option on the GBP vs. USD (Expiration Date: 9-26-17; Strike Price: GBP 1.23; Counterparty: Canadian Imperial Bank) (I)				118,760,000	4,586,604
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-18-18; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)				53,350,000	1,011,249
Over the Counter Option on the USD vs. CAD (Expiration Date: 10-10-17; Strike Price: $1.17; Counterparty: Canadian Imperial Bank of Commerce) (I)				237,015,000	388,468
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-3-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)				210,515,000	575,548
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-9-17; Strike Price: $1.27; Counterparty: Toronto Dominion Bank) (I)				120,000,000	1,599,120
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-15-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)				154,400,000	592,742
Over the Counter Option on the USD vs. JPY (Expiration Date: 11-15-17; Strike Price: $97.65; Counterparty: UBS Securities LLC) (I)				74,640,000	813,352
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.4%					$203,363,000
(Cost $203,363,000)
U.S. Government Agency 2.2%					130,960,000
Federal Farm Credit Bank Discount Note	0.180		12-01-16	10,044,000	10,044,000
Federal Home Loan Bank Discount Note	0.100		12-01-16	120,916,000	120,916,000
				Par value^	Value
Repurchase agreement 1.2%					$72,403,000
Barclays Tri-Party Repurchase Agreement dated 11-30-16 at 0.260% to be repurchased at $72,403,523 on 12-1-16, collateralized by $5,314,500 U.S. Treasury Inflation Indexed Bonds, 1.375% due 2-15-44 (valued at $6,086,634, including interest) and $64,600,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 1-15-22 to 1-15-23 (valued at $67,764,999, including interest)				72,403,000	72,403,000
Total investments (Cost $6,029,005,465)† 99.8%					$5,935,183,915
Other assets and liabilities, net 0.2%					$12,661,767
Total net assets 100.0%					$5,947,845,682

SEE NOTES TO FUND'S INVESTMENTS17

Strategic Income Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,128,378,282 or 19.0% of the fund's net assets as of 11-30-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $6,071,274,288. Net unrealized depreciation aggregated to 136,090,373, of which $138,221,012 related to appreciated investment securities and $274,311,385 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 11-30-16:

United States	73.8%
Canada	4.1%
Mexico	3.7%
Philippines	3.1%
Australia	2.8%
Singapore	2.8%
New Zealand	2.6%
Indonesia	1.6%
Sweden	1.2%
Norway	1.1%
Other countries	3.2%
TOTAL	100.0%

18SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2016, by major security category or type:

	Total value at 11-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,919,839,395	—	$2,915,859,395	$3,980,000
Foreign government obligations	1,082,513,731	—	1,082,513,731	—
Capital preferred securities	69,694,000	—	69,694,000	—
Convertible bonds	117,298,009	—	117,298,009	—
Municipal bonds	233,144,369	—	233,144,369	—
Term loans	137,329,890	—	137,329,890	—
Collateralized mortgage obligations	283,588,153	—	283,588,153	—
Asset backed securities	264,317,592	—	264,317,592	—
Common stocks	205,655,465	$205,655,465	—	—
Preferred securities	397,202,639	381,752,388	15,450,251	—
Purchased options	21,237,672	—	21,237,672	—
Short-term investments	203,363,000		203,363,000
Total investments in securities	$5,935,183,915	$587,407,853	$5,343,796,062	$3,980,000
Other financial instruments:
Futures	$55,697	$55,697	—	—
Forward foreign currency contracts	26,896,059	—	$26,896,059	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       19

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2016, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at November 30, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	3,466	Short	Mar 2017	($431,670,769)	($431,571,156)	$99,613
5-Year U.S. Treasury Note Futures	1,699	Short	Mar 2017	(200,172,615)	(200,216,531)	(43,916)
						$55,697

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2016, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at November 30, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	436,732,500	CAD	449,285,469	Citibank N.A.	12/21/2016	—	($12,189,540)	($12,189,540)
AUD	112,062,500	CAD	112,044,202	Royal Bank of Canada	12/21/2016	—	(715,805)	(715,805)
AUD	79,830,000	NZD	85,391,437	Citibank N.A.	12/21/2016	—	(1,514,655)	(1,514,655)
AUD	119,470,000	NZD	127,438,052	Goldman Sachs Bank USA	12/21/2016	—	(2,015,554)	(2,015,554)
AUD	134,880,000	NZD	142,945,506	HSBC Bank USA	12/21/2016	—	(1,617,106)	(1,617,106)
AUD	95,485,000	USD	72,672,410	Australia and New Zealand Banking Group	12/21/2016	—	(2,196,971)	(2,196,971)
AUD	38,598,844	USD	29,238,433	Goldman Sachs Bank USA	12/21/2016	—	(749,451)	(749,451)
AUD	94,690,000	USD	71,982,250	JPMorgan Chase Bank N.A.	12/21/2016	—	(2,093,583)	(2,093,583)
AUD	139,605,000	USD	106,106,999	State Street Bank and Trust Company	12/21/2016	—	(3,067,531)	(3,067,531)
AUD	40,085,000	USD	30,055,933	U.S. Bank	12/21/2016	—	(470,051)	(470,051)
CAD	155,240,814	AUD	154,480,000	Goldman Sachs Bank USA	12/21/2016	$1,572,025	—	1,572,025
CAD	116,255,091	AUD	116,865,000	Royal Bank of Canada	12/21/2016	306,560	—	306,560
CAD	38,789,957	AUD	38,795,000	U.S. Bank	12/21/2016	248,767	—	248,767
CAD	152,463,954	EUR	106,140,000	Citibank N.A.	12/21/2016	917,828	—	917,828
CAD	75,542,253	EUR	51,061,556	Goldman Sachs Bank USA	12/21/2016	2,076,132	—	2,076,132

       20

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	356,899,175	EUR	243,240,000	Morgan Stanley Capital Services, Inc.	12/21/2016	7,687,058	—	7,687,058
CAD	114,317,068	EUR	77,235,000	Standard Chartered Bank	12/21/2016	3,179,721	—	3,179,721
CAD	64,690,664	GBP	38,225,346	Toronto Dominion Bank	12/21/2016	313,213	—	313,213
CAD	120,227,625	GBP	73,500,000	U.S. Bank	12/21/2016	—	(2,495,312)	(2,495,312)
CAD	39,915,000	NOK	243,295,895	Goldman Sachs Bank USA	12/21/2016	1,140,441	—	1,140,441
CAD	101,278,519	USD	77,400,000	Bank of Nova Scotia	12/21/2016	—	(1,989,253)	(1,989,253)
CAD	15,641,575	USD	11,982,952	Canadian Imperial Bank of Commerce	12/21/2016	—	(336,426)	(336,426)
CAD	83,468,298	USD	63,197,938	Citibank N.A.	12/21/2016	—	(1,048,464)	(1,048,464)
CAD	3,740,341,248	USD	2,829,485,216	Royal Bank of Canada	12/21/2016	—	(44,472,839)	(44,472,839)
CAD	685,760	USD	525,000	State Street Bank and Trust Company	12/21/2016	—	(14,391)	(14,391)
CAD	1,904,519,022	USD	1,437,691,948	Toronto Dominion Bank	12/21/2016	—	(19,610,363)	(19,610,363)
EUR	39,975,000	CAD	57,930,171	Citibank N.A.	12/21/2016	—	(724,227)	(724,227)
EUR	57,223,556	CAD	84,758,294	Goldman Sachs Bank USA	12/21/2016	—	(2,400,957)	(2,400,957)
EUR	30,830,000	CAD	45,027,523	Morgan Stanley Capital Services, Inc.	12/21/2016	—	(819,093)	(819,093)
EUR	125,665,000	CAD	183,854,681	Royal Bank of Canada	12/21/2016	—	(3,576,715)	(3,576,715)
EUR	77,235,000	CAD	114,644,545	Standard Chartered Bank	12/21/2016	—	(3,423,556)	(3,423,556)
EUR	40,230,000	USD	44,634,783	Citibank N.A.	12/21/2016	—	(1,954,380)	(1,954,380)
EUR	80,583,000	USD	87,135,848	Goldman Sachs Bank USA	12/21/2016	—	(1,644,552)	(1,644,552)
EUR	241,040,000	USD	259,469,169	U.S. Bank	12/21/2016	—	(3,747,465)	(3,747,465)
GBP	108,970,000	CAD	177,517,844	Citibank N.A.	12/21/2016	4,242,938	—	4,242,938
GBP	223,812,000	CAD	364,403,141	Royal Bank of Canada	12/21/2016	8,862,194	—	8,862,194
GBP	20,881,589	CAD	34,802,509	Standard Chartered Bank	12/21/2016	228,332	—	228,332
GBP	158,212,142	CAD	264,678,015	Toronto Dominion Bank	12/21/2016	991,233	—	991,233
GBP	73,500,000	CAD	119,405,895	U.S. Bank	12/21/2016	3,107,162	—	3,107,162
GBP	41,210,000	USD	51,337,592	Citibank N.A.	12/21/2016	253,589	—	253,589
GBP	43,355,000	USD	53,203,300	Goldman Sachs Bank USA	12/21/2016	1,073,226	—	1,073,226
GBP	294,085,000	USD	384,927,865	HSBC Bank USA	12/21/2016	—	(16,760,125)	(16,760,125)
GBP	8,015,000	USD	9,792,463	JPMorgan Chase Bank N.A.	12/21/2016	241,590	—	241,590
GBP	119,700,000	USD	152,611,562	Standard Chartered Bank	12/21/2016	—	(2,758,022)	(2,758,022)
GBP	80,495,000	USD	104,233,567	State Street Bank and Trust Company	12/21/2016	—	(3,461,129)	(3,461,129)
GBP	69,230,000	USD	85,763,855	Toronto Dominion Bank	12/21/2016	905,824	—	905,824
GBP	321,720,000	USD	409,332,078	U.S. Bank	12/21/2016	—	(6,567,827)	(6,567,827)
GBP	40,980,000	USD	54,673,262	UBS AG	12/21/2016	—	(3,370,020)	(3,370,020)
JPY	4,507,022,520	EUR	40,040,000	Standard Chartered Bank	12/21/2016	—	(3,041,854)	(3,041,854)
JPY	4,593,624,795	USD	40,455,000	HSBC Bank USA	12/21/2016	—	(260,244)	(260,244)
JPY	13,077,300,290	USD	120,145,000	Standard Chartered Bank	12/21/2016	—	(5,717,087)	(5,717,087)
MXN	953,684,897	USD	48,165,000	State Street Bank and Trust Company	12/21/2016	—	(1,920,329)	(1,920,329)
MXN	337,225,050	USD	17,400,000	Toronto Dominion Bank	12/21/2016	—	(1,047,784)	(1,047,784)
NOK	243,537,381	CAD	39,915,000	Goldman Sachs Bank USA	12/21/2016	—	(1,112,074)	(1,112,074)
NOK	148,073,057	USD	18,314,772	Goldman Sachs Bank USA	12/21/2016	—	(920,744)	(920,744)
NZD	67,064,890	AUD	63,500,000	Citibank N.A.	12/21/2016	596,934	—	596,934
NZD	37,908,750	AUD	35,440,000	JPMorgan Chase Bank N.A.	12/21/2016	672,271	—	672,271
NZD	121,824,022	AUD	114,330,000	State Street Bank and Trust Company	12/21/2016	1,835,970	—	1,835,970
NZD	39,668,100	CAD	36,837,931	JPMorgan Chase Bank N.A.	12/21/2016	645,877	—	645,877
NZD	37,821,171	GBP	21,428,203	Goldman Sachs Bank USA	12/21/2016	—	(58,372)	(58,372)
NZD	40,075,000	JPY	2,961,943,250	State Street Bank and Trust Company	12/21/2016	2,445,581	—	2,445,581

       21

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
NZD	83,930,000	USD	59,979,928	Australia and New Zealand Banking Group	12/21/2016	—	(578,781)	(578,781)
NZD	155,885,000	USD	113,626,074	Citibank N.A.	12/21/2016	—	(3,299,043)	(3,299,043)
NZD	154,700,000	USD	112,654,078	Goldman Sachs Bank USA	12/21/2016	—	(3,165,726)	(3,165,726)
NZD	79,655,000	USD	58,536,866	HSBC Bank USA	12/21/2016	—	(2,161,335)	(2,161,335)
NZD	120,015,000	USD	86,257,181	JPMorgan Chase Bank N.A.	12/21/2016	—	(1,317,009)	(1,317,009)
NZD	37,350,000	USD	26,603,284	Standard Chartered Bank	12/21/2016	—	(168,960)	(168,960)
NZD	208,133,777	USD	149,761,871	State Street Bank and Trust Company	12/21/2016	—	(2,455,961)	(2,455,961)
NZD	80,185,000	USD	57,993,536	U.S. Bank	12/21/2016	—	(1,242,898)	(1,242,898)
SEK	160,348,444	USD	17,980,324	Bank of Montreal	12/21/2016	—	(573,638)	(573,638)
SEK	54,050,279	USD	6,013,567	Goldman Sachs Bank USA	12/21/2016	—	(146,118)	(146,118)
SGD	45,599,955	USD	32,315,000	HSBC Bank USA	12/21/2016	—	(499,912)	(499,912)
SGD	84,087,462	USD	61,850,000	Royal Bank of Canada	12/21/2016	—	(3,182,179)	(3,182,179)
SGD	17,793,838	USD	13,105,000	State Street Bank and Trust Company	12/21/2016	—	(690,239)	(690,239)
SGD	87,315,236	USD	64,550,000	UBS AG	12/21/2016	—	(3,630,161)	(3,630,161)
USD	362,187,527	AUD	483,295,425	Australia and New Zealand Banking Group	12/21/2016	5,477,497	—	5,477,497
USD	146,755,732	AUD	193,885,000	Citibank N.A.	12/21/2016	3,653,355	—	3,653,355
USD	121,456,069	AUD	159,535,000	Goldman Sachs Bank USA	12/21/2016	3,706,694	—	3,706,694
USD	195,615,853	AUD	259,465,000	JPMorgan Chase Bank N.A.	12/21/2016	4,110,279	—	4,110,279
USD	27,299,552	AUD	35,845,000	State Street Bank and Trust Company	12/21/2016	843,123	—	843,123
USD	30,235,314	AUD	40,085,000	U.S. Bank	12/21/2016	649,432	—	649,432
USD	39,775,000	CAD	52,300,744	Bank of Montreal	12/21/2016	832,505	—	832,505
USD	79,880,000	CAD	104,351,238	Bank of Nova Scotia	12/21/2016	2,181,344	—	2,181,344
USD	221,850,000	CAD	289,413,496	Citibank N.A.	12/21/2016	6,356,248	—	6,356,248
USD	2,094,350,628	CAD	2,764,168,312	Royal Bank of Canada	12/21/2016	36,184,688	—	36,184,688
USD	6,883,270	CAD	8,990,000	State Street Bank and Trust Company	12/21/2016	189,427	—	189,427
USD	711,915,000	CAD	942,390,324	Toronto Dominion Bank	12/21/2016	10,222,684	—	10,222,684
USD	18,540,064	EUR	17,556,879	Citibank N.A.	12/21/2016	—	(86,201)	(86,201)
USD	13,427,374	EUR	12,557,750	Goldman Sachs Bank USA	12/21/2016	104,734	—	104,734
USD	9,231,543	EUR	8,285,988	JPMorgan Chase Bank N.A.	12/21/2016	440,857	—	440,857
USD	99,626,585	EUR	93,900,000	Toronto Dominion Bank	12/21/2016	7,153	—	7,153
USD	260,475,085	EUR	241,040,000	U.S. Bank	12/21/2016	4,753,381	—	4,753,381
USD	448,968,595	GBP	353,765,000	Citibank N.A.	12/21/2016	6,086,909	—	6,086,909
USD	54,140,417	GBP	43,355,000	Goldman Sachs Bank USA	12/21/2016	—	(136,110)	(136,110)
USD	363,496,868	GBP	277,366,269	HSBC Bank USA	12/21/2016	16,259,463	—	16,259,463
USD	9,855,404	GBP	8,015,000	JPMorgan Chase Bank N.A.	12/21/2016	—	(178,649)	(178,649)
USD	23,786,776	GBP	19,105,000	Royal Bank of Canada	12/21/2016	—	(130,951)	(130,951)
USD	152,171,848	GBP	119,700,000	Standard Chartered Bank	12/21/2016	2,318,307	—	2,318,307
USD	53,741,243	GBP	41,551,000	State Street Bank and Trust Company	12/21/2016	1,723,161	—	1,723,161
USD	527,057,495	GBP	423,335,000	Toronto Dominion Bank	12/21/2016	—	(2,919,519)	(2,919,519)
USD	462,406,581	GBP	361,942,389	U.S. Bank	12/21/2016	9,287,546	—	9,287,546
USD	54,640,273	GBP	40,980,000	UBS AG	12/21/2016	3,337,031	—	3,337,031
USD	40,215,000	JPY	4,261,905,270	Standard Chartered Bank	12/21/2016	2,922,828	—	2,922,828
USD	16,548,000	JPY	1,710,955,638	State Street Bank and Trust Company	12/21/2016	1,576,937	—	1,576,937
USD	23,240,000	MXN	429,070,824	Goldman Sachs Bank USA	12/21/2016	2,434,135	—	2,434,135
USD	6,800,000	MXN	133,361,600	Royal Bank of Canada	12/21/2016	333,227	—	333,227
USD	126,359,371	MXN	2,429,519,073	State Street Bank and Trust Company	12/21/2016	8,550,741	—	8,550,741

       22

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	17,400,000	MXN	334,970,880	Toronto Dominion Bank	12/21/2016	1,157,090	—	1,157,090
USD	107,824,548	NOK	921,737,126	Goldman Sachs Bank USA	12/21/2016	—	(451,197)	(451,197)
USD	71,896,379	NZD	100,115,000	Citibank N.A.	12/21/2016	1,040,359	—	1,040,359
USD	14,463,522	NZD	19,980,000	Goldman Sachs Bank USA	12/21/2016	322,751	—	322,751
USD	14,359,813	NZD	19,895,000	HSBC Bank USA	12/21/2016	279,200	—	279,200
USD	203,312,613	NZD	286,510,000	JPMorgan Chase Bank N.A.	12/21/2016	536,222	—	536,222
USD	56,026,723	NZD	79,665,000	Standard Chartered Bank	12/21/2016	—	(355,886)	(355,886)
USD	448,699,638	NZD	633,111,697	State Street Bank and Trust Company	12/21/2016	617,178	—	617,178
USD	155,126,567	NZD	217,275,000	U.S. Bank	12/21/2016	1,350,989	—	1,350,989
USD	108,731,598	SEK	931,503,597	Citibank N.A.	12/21/2016	7,611,871	—	7,611,871
USD	408,219,006	SGD	553,770,389	HSBC Bank USA	12/21/2016	21,853,412	—	21,853,412
USD	75,500,000	SGD	104,842,880	Standard Chartered Bank	12/21/2016	2,351,123	—	2,351,123
USD	16,850,000	SGD	22,800,578	State Street Bank and Trust Company	12/21/2016	942,036	—	942,036
						$216,150,383	($189,254,324)	$26,896,059

Currency abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
JPY	Japanese Yen	USD	U.S. Dollar
MXN	Mexican Peso

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2016, the fund used purchased options to manage against anticipated currency exchange rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       23

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q1	11/16
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		1/17

John Hancock

U.S. Growth Fund

(Formerly known as John Hancock U.S. Equity Fund)

Quarterly portfolio holdings 11/30/16

Fund's investmentsU.S. Growth Fund (Formerly known as John Hancock U.S. Equity Fund)

As of 11-30-16 (unaudited)
	Shares	Value
Common stocks 98.5%		$103,856,813
(Cost $98,701,027)
Consumer discretionary 18.0%		19,012,730
Internet and direct marketing retail 8.2%
Amazon.com, Inc. (I)	6,128	4,599,493
Expedia, Inc.	13,434	1,666,488
The Priceline Group, Inc. (I)	1,600	2,405,888
Media 3.2%
Comcast Corp., Class A	48,123	3,345,030
Specialty retail 6.6%
AutoZone, Inc. (I)	2,312	1,810,712
Ross Stores, Inc.	26,662	1,802,085
The Home Depot, Inc.	26,144	3,383,034
Consumer staples 4.1%		4,367,769
Beverages 2.6%
PepsiCo, Inc.	27,995	2,802,300
Tobacco 1.5%
Philip Morris International, Inc.	17,733	1,565,469
Financials 13.0%		13,655,711
Banks 2.7%
Bank of America Corp.	68,463	1,445,939
The PNC Financial Services Group, Inc.	12,788	1,413,586
Capital markets 4.8%
Intercontinental Exchange, Inc.	31,635	1,752,579
MSCI, Inc.	18,693	1,473,008
S&P Global, Inc.	15,504	1,844,821
Consumer finance 2.6%
Capital One Financial Corp.	16,711	1,404,392
Discover Financial Services	19,079	1,292,984
Insurance 2.9%
Aon PLC	15,677	1,788,746
Assured Guaranty, Ltd.	34,666	1,239,656
Health care 12.2%		12,856,874
Health care equipment and supplies 6.2%
Align Technology, Inc. (I)	18,072	1,681,600
Boston Scientific Corp. (I)	88,423	1,809,135
Medtronic PLC	16,652	1,215,763
Stryker Corp.	16,477	1,872,776
Health care providers and services 4.6%
HCA Holdings, Inc. (I)	21,082	1,494,503
UnitedHealth Group, Inc.	21,222	3,359,860
Life sciences tools and services 1.4%
Thermo Fisher Scientific, Inc.	10,158	1,423,237
Industrials 2.8%		2,963,368
Professional services 2.8%
Equifax, Inc.	12,702	1,453,744
IHS Markit, Ltd. (I)	42,004	1,509,624

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Growth Fund (Formerly known as John Hancock U.S. Equity Fund)

			Shares	Value
Information technology 46.7%				$49,197,750
Communications equipment 1.1%
	Cisco Systems, Inc.		37,062	1,105,189
Internet software and services 11.8%
	Alphabet, Inc., Class A (I)		8,221	6,378,509
	Facebook, Inc., Class A (I)		37,206	4,405,935
	VeriSign, Inc. (I)		21,268	1,676,982
IT services 16.2%
	Accenture PLC, Class A		20,853	2,490,474
	Automatic Data Processing, Inc.		23,032	2,211,533
	Gartner, Inc. (I)		18,290	1,880,578
	Global Payments, Inc.		21,349	1,463,474
	Jack Henry & Associates, Inc.		19,754	1,707,536
	Mastercard, Inc., Class A		25,514	2,607,531
	Vantiv, Inc., Class A (I)		29,585	1,669,482
	Visa, Inc., A Shares		39,594	3,061,408
Semiconductors and semiconductor equipment 3.6%
	Analog Devices, Inc.		24,225	1,798,464
	QUALCOMM, Inc.		29,437	2,005,543
Software 14.0%
	Adobe Systems, Inc. (I)		19,934	2,049,415
	Electronic Arts, Inc. (I)		21,616	1,712,852
	Intuit, Inc.		17,185	1,953,591
	Microsoft Corp.		106,822	6,437,094
	ServiceNow, Inc. (I)		15,008	1,247,915
	SS&C Technologies Holdings, Inc.		44,460	1,334,245
Real estate 1.7%				1,802,611
Equity real estate investment trusts 1.7%
	American Tower Corp.		17,626	1,802,611
	Yield (%)		Shares	Value
Short-term investments 1.9%				$2,025,115
(Cost $2,025,115)
Money market funds 1.9%				2,025,115
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2810(Y	)	2,025,115	2,025,115
Total investments (Cost $100,726,142)† 100.4%				$105,881,928
Other assets and liabilities, net (0.4%)				($453,817)
Total net assets 100.0%				$105,428,111

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $109,600,540. Net unrealized depreciation aggregated to $3,718,612 of which $8,229,550 related to appreciated investment securities and $11,948,162 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q1	11/16
This report is for the information of the shareholders of John Hancock U.S. Growth Fund.		1/17

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 11/30/16

Fund's investmentsIncome Allocation Fund

As of 11-30-16 (unaudited)
			Shares	Value
Affiliated investment companies (G) 85.4%				$7,404,996
(Cost $7,527,691)
Equity 14.2%				1,229,450
	Global Equity, Class NAV (JHAM) (A)(1)		27,290	296,640
	Global Shareholder Yield, Class NAV (Epoch)		92,084	932,810
Fixed income 69.2%				6,004,331
	Bond, Class NAV (JHAM) (A)(1)		115,594	1,809,038
	Emerging Markets Debt, Class NAV (JHAM) (A)(1)		46,437	421,179
	Floating Rate Income, Class NAV (WAMCO)		39,666	338,350
	Global Bond, Class NAV (PIMCO)		13,738	167,460
	Global Income, Class NAV (Stone Harbor)		18,512	168,645
	High Yield, Class NAV (JHAM) (A)(1)*		68,502	233,593
	High Yield, Class NAV (WAMCO)		42,372	340,249
	Investment Quality Bond, Class NAV (Wellington)		13,787	168,058
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		30,900	294,789
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		171,605	1,808,712
	U.S. High Yield Bond, Class NAV (Wells Capital)		23,031	254,258
Alternative and specialty 2.0%				171,215
	Global Real Estate, Class NAV (Deutsche)		18,570	171,215
Unaffiliated investment companies 10.8%				$938,543
(Cost $911,898)
Exchange-traded funds 10.8%				938,543
	iShares U.S. Preferred Stock ETF		4,459	167,123
	SPDR S&P International Dividend ETF		4,846	173,196
	Vanguard Extended Duration Treasury ETF		735	83,290
	Vanguard High Dividend Yield ETF		6,937	514,934
	Yield (%)		Shares	Value
Short-term investments 0.9%				$74,560
(Cost $74,560)
Money market funds 0.9%				74,560
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2810(Y	)	74,560	74,560
Total investments (Cost $8,514,149)† 97.1%				$8,418,099
Other assets and liabilities, net 2.9%				$249,269
Total net assets 100.0%				$8,667,368

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Formerly known as Focused High Yield Fund.
†	At 11-30-16, the aggregate cost of investment securities for federal income tax purposes was $8,638,728. Net unrealized depreciation aggregated to $220,629, of which $45,945 related to appreciated investment securities and $266,574 related to depreciated investment securities.

2SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

Affiliated Underlying Funds' Investment Managers
Deutsche Investment Management Americas Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including ETFs, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distribution received	Realized gain (loss)	Ending value
Bond	90,878	26,984	(2,268)	115,594	$14,010	—	$648	$1,809,038
Core High Yield	21,410	3,686	(25,096)	—	2,000	—	(3,189)	—
Emerging Markets Debt	35,241	11,937	(741)	46,437	4,951	—	167	421,179
Floating Rate Income	32,286	8,484	(1,104)	39,666	4,059	—	(540)	338,350
Global Bond	10,414	3,590	(266)	13,738	—	—	208	167,460
Global Equity	21,917	5,926	(553)	27,290	—	—	146	296,640
Global Income	14,393	4,455	(336)	18,512	2,020	—	(28)	168,645
Global Real Estate	13,485	5,277	(192)	18,570	—	—	17	171,215
Global Shareholder Yield	70,762	21,894	(572)	92,084	4,198	—	(615)	932,810
High Yield	33,820	9,614	(1,062)	42,372	5,625	—	(622)	340,249
High Yield (FKA Focused High Yield)	—	68,502	—	68,502	1,310	—	—	233,593
Investment Quality Bond	10,844	3,247	(304)	13,787	896	—	13	168,058
Short Duration Credit Opportunities	24,815	6,878	(793)	30,900	2,216	—	(329)	294,789
Strategic Income Opportunities	137,320	37,777	(3,492)	171,605	10,831	—	(574)	1,808,712
U.S. High Yield Bond	18,431	5,116	(516)	23,031	3,026	—	(191)	254,258
					$55,142	—	($4,889)	$7,404,996

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q1	11/16
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		1/17

John Hancock

Retirement Living Portfolios

Quarterly portfolio holdings 11/30/16

Portfolio's investmentsRetirement Living Portfolios

RETIREMENT LIVING THROUGH 2060 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 98.9%
Equity - 83.5%
Alpha Opportunities, Class NAV (Wellington)	3,086	$34,342
Blue Chip Growth, Class NAV (T. Rowe Price)	3,261	107,036
Capital Appreciation, Class NAV (Jennison)	6,280	104,305
Capital Appreciation Value, Class NAV (T.Rowe Price)	18,751	216,764
Disciplined Value, Class NAV (Boston Partners)	2,267	43,887
Disciplined Value International, Class NAV (Boston Partners)	936	10,824
Emerging Markets, Class NAV (DFA)	13,352	122,840
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	13,975	122,840
Equity Income, Class NAV (T. Rowe Price)	7,321	142,324
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	5,196	67,397
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	1,903	88,530
Global Equity, Class NAV (JHAM) (A)(1)	7,732	84,052
Global Shareholder Yield, Class NAV (Epoch)	6,710	67,974
International Growth, Class NAV (Wellington)	1,421	29,456
International Growth Opportunities, Class NAV (Baillie Gifford)	2,892	35,488
International Growth Stock, Class NAV (Invesco)	8,978	106,125
International Small Cap, Class NAV (Franklin Templeton)	5,538	92,982
International Small Company, Class NAV (DFA)	9,161	92,982
International Value, Class NAV (Templeton)	4,793	71,174
International Value Equity, Class NAV (JHAM) (A)(1)	10,939	81,497
Mid Cap Stock, Class NAV (Wellington)	8,435	158,837
Mid Value, Class NAV (T. Rowe Price)	6,616	111,009
Small Cap Growth, Class NAV (Wellington)	4,469	36,423
Small Cap Value, Class NAV (Wellington)	2,048	43,721
Small Company Growth, Class NAV (Invesco)	1,908	36,434
Small Company Value, Class NAV (T. Rowe Price)	945	29,146
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	141,604	1,880,500
Strategic Growth, Class NAV (JHAM) (A)(1)	6,485	104,283
Value, Class NAV (Invesco)	4,222	47,713
Value Equity, Class NAV (Barrow Hanley)	5,151	56,914
Fixed income - 5.0%
Active Bond, Class NAV (JHAM) (A)(1)	3,187	31,809
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	955	8,942
Core Bond, Class NAV (Wells Capital)	786	10,198
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,971	17,880
Floating Rate Income, Class NAV (WAMCO)	3,493	$29,796
Global Bond, Class NAV (PIMCO)	367	4,468
Global Income, Class NAV (Stone Harbor)	837	7,621
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	871	7,829
High Yield, Class NAV (JHAM) (A)(1)*	1,225	4,176
High Yield, Class NAV (WAMCO)	510	4,092
Real Return Bond, Class NAV (PIMCO)	2,018	22,338
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,343	22,348
Spectrum Income, Class NAV (T. Rowe Price)	1,784	18,627
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	3,183	33,553
Total Return, Class NAV (PIMCO)	1,772	23,568
U.S. High Yield Bond, Class NAV (Wells Capital)	535	5,902
Alternative and specialty - 10.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	5,089	50,327
Financial Industries, Class NAV (JHAM) (A)(1)	4,345	83,987
Global Absolute Return Strategies, Class NAV (Standard Life)	7,587	75,490
Global Real Estate, Class NAV (Standard Life)	2,546	24,954
Health Sciences, Class NAV (T. Rowe Price)	6,181	33,936
Natural Resources, Class NAV (Jennison)	6,246	76,824
Real Estate Equity, Class NAV (T. Rowe Price)	2,198	24,950
Redwood, Class NAV (Boston Partners)	4,445	45,870
Science & Technology, Class NAV (T. Rowe Price/Allianz)	9,050	106,696
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,887,870)		$5,003,980
SHORT-TERM INVESTMENTS - 2.9%
Money market funds - 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	146,824	146,824
TOTAL SHORT-TERM INVESTMENTS (Cost $146,824)		$146,824
Total investments (Cost $5,034,694) - 101.8%		$5,150,804
Other assets and liabilities, net - (1.8%)		(89,160)
TOTAL NET ASSETS - 100.0%		$5,061,644

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.9%
Equity - 84.8%
Alpha Opportunities, Class NAV (Wellington)	97,296	$1,082,902
Blue Chip Growth, Class NAV (T. Rowe Price)	71,440	2,344,654
Capital Appreciation, Class NAV (Jennison)	137,667	2,286,645
Capital Appreciation Value, Class NAV (T.Rowe Price)	410,877	4,749,735
Disciplined Value, Class NAV (Boston Partners)	59,407	1,150,129
Disciplined Value International, Class NAV (Boston Partners)	20,595	238,080
Emerging Markets, Class NAV (DFA)	293,690	2,701,946
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	307,389	2,701,946
Equity Income, Class NAV (T. Rowe Price)	161,035	3,130,511
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	113,774	1,475,654
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	41,850	1,947,274
Global Equity, Class NAV (JHAM) (A)(1)	169,689	1,844,519
Global Shareholder Yield, Class NAV (Epoch)	147,160	1,490,733
International Growth, Class NAV (Wellington)	31,255	647,916
International Growth Opportunities, Class NAV (Baillie Gifford)	59,305	727,674
International Growth Stock, Class NAV (Invesco)	197,684	2,336,625
International Small Cap, Class NAV (Franklin Templeton)	121,544	2,040,718
International Small Company, Class NAV (DFA)	201,180	2,041,975
International Value, Class NAV (Templeton)	93,676	1,391,095
International Value Equity, Class NAV (JHAM) (A)(1)	241,336	1,797,956
Mid Cap Stock, Class NAV (Wellington)	174,101	3,278,323
Mid Value, Class NAV (T. Rowe Price)	145,514	2,441,722
Small Cap Growth, Class NAV (Wellington)	97,850	797,477
Small Cap Value, Class NAV (Wellington)	45,044	961,683
Small Company Growth, Class NAV (Invesco)	41,949	801,221
Small Company Value, Class NAV (T. Rowe Price)	20,787	641,085
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,116,257	41,383,892
Strategic Growth, Class NAV (JHAM) (A)(1)	142,379	2,289,448
Value, Class NAV (Invesco)	92,875	1,049,490
Value Equity, Class NAV (Barrow Hanley)	114,378	1,263,878
Fixed income - 5.1%
Active Bond, Class NAV (JHAM) (A)(1)	68,987	688,492
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	20,708	193,830
Core Bond, Class NAV (Wells Capital)	17,002	220,686
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	42,729	387,545
Floating Rate Income, Class NAV (WAMCO)	73,917	$630,516
Global Bond, Class NAV (PIMCO)	7,929	96,653
Global Income, Class NAV (Stone Harbor)	18,132	165,180
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	18,876	169,698
High Yield, Class NAV (JHAM) (A)(1)*	50,565	172,428
High Yield, Class NAV (WAMCO)	11,047	88,706
Real Return Bond, Class NAV (PIMCO)	43,739	484,190
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	50,777	484,410
Spectrum Income, Class NAV (T. Rowe Price)	38,673	403,749
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	68,984	727,095
Total Return, Class NAV (PIMCO)	38,405	510,789
U.S. High Yield Bond, Class NAV (Wells Capital)	11,588	127,935
Alternative and specialty - 10.0%
Absolute Return Currency, Class NAV (First Quadrant) (I)	111,962	1,107,306
Financial Industries, Class NAV (JHAM) (A)(1)	95,569	1,847,349
Global Absolute Return Strategies, Class NAV (Standard Life)	166,931	1,660,959
Global Real Estate, Class NAV (Standard Life)	56,007	548,872
Health Sciences, Class NAV (T. Rowe Price)	133,734	734,201
Natural Resources, Class NAV (Jennison)	94,778	1,165,775
Real Estate Equity, Class NAV (T. Rowe Price)	48,446	549,864
Redwood, Class NAV (Boston Partners)	97,766	1,008,947
Science & Technology, Class NAV (T. Rowe Price/Allianz)	198,940	2,345,499
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $107,387,990)		$109,557,580
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	80,210	80,210
TOTAL SHORT-TERM INVESTMENTS (Cost $80,210)		$80,210
Total investments (Cost $107,468,200) - 100.0%		$109,637,790
Other assets and liabilities, net - 0.0%		13,539
TOTAL NET ASSETS - 100.0%		$109,651,329

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 84.6%
Alpha Opportunities, Class NAV (Wellington)	253,791	$2,824,692
Blue Chip Growth, Class NAV (T. Rowe Price)	213,516	7,007,602
Capital Appreciation, Class NAV (Jennison)	411,924	6,842,050
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,256,713	14,527,606
Disciplined Value International, Class NAV (Boston Partners)	61,191	707,367
Disciplined Value, Class NAV (Boston Partners)	166,685	3,227,030
Emerging Markets, Class NAV (DFA)	868,699	7,992,030
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	911,389	8,011,112
Equity Income, Class NAV (T. Rowe Price)	479,954	9,330,307
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	337,152	4,372,866
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	124,762	5,805,167
Global Equity, Class NAV (JHAM) (A)(1)	502,428	5,461,388
Global Shareholder Yield, Class NAV (Epoch)	459,269	4,652,395
International Growth, Class NAV (Wellington)	93,075	1,929,448
International Growth Opportunities, Class NAV (Baillie Gifford)	177,011	2,171,928
International Growth Stock, Class NAV (Invesco)	584,035	6,903,296
International Small Cap, Class NAV (Franklin Templeton)	358,270	6,015,347
International Small Company, Class NAV (DFA)	593,268	6,021,670
International Value, Class NAV (Templeton)	287,495	4,269,306
International Value Equity, Class NAV (JHAM) (A)(1)	712,308	5,306,698
Mid Cap Stock, Class NAV (Wellington)	528,800	9,957,312
Mid Value, Class NAV (T. Rowe Price)	433,802	7,279,203
Small Cap Growth, Class NAV (Wellington)	288,468	2,351,015
Small Cap Value, Class NAV (Wellington)	134,268	2,866,619
Small Company Growth, Class NAV (Invesco)	123,651	2,361,729
Small Company Value, Class NAV (T. Rowe Price)	61,971	1,911,189
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	9,290,112	123,372,684
Strategic Growth, Class NAV (JHAM) (A)(1)	425,501	6,842,050
Value, Class NAV (Invesco)	276,877	3,128,714
Value Equity, Class NAV (Barrow Hanley)	338,195	3,737,051
Fixed income - 5.0%
Active Bond, Class NAV (JHAM) (A)(1)	205,047	2,046,367
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	61,722	577,721
Core Bond, Class NAV (Wells Capital)	50,082	650,060
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	126,234	1,144,943
Floating Rate Income, Class NAV (WAMCO)	223,675	$1,907,951
Global Bond, Class NAV (PIMCO)	23,346	284,586
Global Income, Class NAV (Stone Harbor)	54,079	492,655
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	56,055	503,933
High Yield, Class NAV (JHAM) (A)(1)*	152,984	521,676
High Yield, Class NAV (WAMCO)	32,966	264,720
Real Return Bond, Class NAV (PIMCO)	129,237	1,430,658
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	150,076	1,431,721
Spectrum Income, Class NAV (T. Rowe Price)	114,340	1,193,706
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	203,704	2,147,036
Total Return, Class NAV (PIMCO)	113,180	1,505,298
U.S. High Yield Bond, Class NAV (Wells Capital)	34,422	380,020
Alternative and specialty - 10.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	333,828	3,301,557
Financial Industries, Class NAV (JHAM) (A)(1)	284,891	5,506,944
Global Absolute Return Strategies, Class NAV (Standard Life)	494,773	4,922,996
Global Real Estate, Class NAV (Standard Life)	166,968	1,636,285
Health Sciences, Class NAV (T. Rowe Price)	404,039	2,218,175
Natural Resources, Class NAV (Jennison)	404,854	4,979,706
Real Estate Equity, Class NAV (T. Rowe Price)	144,369	1,638,591
Redwood, Class NAV (Boston Partners)	288,823	2,980,657
Science & Technology, Class NAV (T. Rowe Price/Allianz)	596,177	7,028,932
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $309,533,683)		$327,883,765
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	2,571	2,571
TOTAL SHORT-TERM INVESTMENTS (Cost $2,571)		$2,571
Total investments (Cost $309,536,254) - 100.0%		$327,886,336
Other assets and liabilities, net - 0.0%		(10,317)
TOTAL NET ASSETS - 100.0%		$327,876,019

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 84.5%
Alpha Opportunities, Class NAV (Wellington)	515,563	$5,738,214
Blue Chip Growth, Class NAV (T. Rowe Price)	485,799	15,943,914
Capital Appreciation, Class NAV (Jennison)	931,373	15,470,104
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,059,263	35,365,076
Disciplined Value, Class NAV (Boston Partners)	388,179	7,515,142
Disciplined Value International, Class NAV (Boston Partners)	138,829	1,604,863
Emerging Markets, Class NAV (DFA)	1,938,809	17,837,040
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,032,829	17,868,566
Equity Income, Class NAV (T. Rowe Price)	1,071,525	20,830,440
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	759,460	9,850,193
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	282,104	13,126,307
Global Equity, Class NAV (JHAM) (A)(1)	1,143,908	12,434,279
Global Shareholder Yield, Class NAV (Epoch)	1,027,349	10,407,042
International Growth, Class NAV (Wellington)	209,503	4,343,007
International Growth Opportunities, Class NAV (Baillie Gifford)	404,135	4,958,732
International Growth Stock, Class NAV (Invesco)	1,318,803	15,588,250
International Small Cap, Class NAV (Franklin Templeton)	799,111	13,417,068
International Small Company, Class NAV (DFA)	1,322,693	13,425,334
International Value, Class NAV (Templeton)	654,790	9,723,636
International Value Equity, Class NAV (JHAM) (A)(1)	1,649,703	12,290,286
Mid Cap Stock, Class NAV (Wellington)	1,187,887	22,367,907
Mid Value, Class NAV (T. Rowe Price)	980,844	16,458,569
Small Cap Growth, Class NAV (Wellington)	644,438	5,252,171
Small Cap Value, Class NAV (Wellington)	303,599	6,481,833
Small Company Growth, Class NAV (Invesco)	275,800	5,267,772
Small Company Value, Class NAV (T. Rowe Price)	140,101	4,320,727
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	21,006,207	278,962,424
Strategic Growth, Class NAV (JHAM) (A)(1)	962,071	15,470,104
Value, Class NAV (Invesco)	626,059	7,074,467
Value Equity, Class NAV (Barrow Hanley)	776,855	8,584,247
Fixed income - 5.0%
Active Bond, Class NAV (JHAM) (A)(1)	453,856	4,529,483
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	139,551	1,306,201
Core Bond, Class NAV (Wells Capital)	113,473	1,472,877
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	281,045	2,549,079
Floating Rate Income, Class NAV (WAMCO)	510,318	$4,353,013
Global Bond, Class NAV (PIMCO)	52,027	634,204
Global Income, Class NAV (Stone Harbor)	122,188	1,113,130
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	127,205	1,143,575
High Yield, Class NAV (JHAM) (A)(1)*	349,772	1,192,722
High Yield, Class NAV (WAMCO)	74,536	598,521
Real Return Bond, Class NAV (PIMCO)	290,333	3,213,985
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	341,912	3,261,839
Spectrum Income, Class NAV (T. Rowe Price)	260,615	2,720,818
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	457,811	4,825,327
Total Return, Class NAV (PIMCO)	252,016	3,351,815
U.S. High Yield Bond, Class NAV (Wells Capital)	78,159	862,880
Alternative and specialty - 10.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	754,966	7,466,618
Financial Industries, Class NAV (JHAM) (A)(1)	644,179	12,451,982
Global Absolute Return Strategies, Class NAV (Standard Life)	1,117,414	11,118,272
Global Real Estate, Class NAV (Standard Life)	375,155	3,676,516
Health Sciences, Class NAV (T. Rowe Price)	897,219	4,925,734
Natural Resources, Class NAV (Jennison)	1,017,169	12,511,181
Real Estate Equity, Class NAV (T. Rowe Price)	324,478	3,682,828
Redwood, Class NAV (Boston Partners)	644,950	6,655,880
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,347,538	15,887,473
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $610,648,107)		$743,483,667
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	1,017	1,017
TOTAL SHORT-TERM INVESTMENTS (Cost $1,017)		$1,017
Total investments (Cost $610,649,124) - 100.0%		$743,484,684
Other assets and liabilities, net - 0.0%		9,294
TOTAL NET ASSETS - 100.0%		$743,493,978

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 84.5%
Alpha Opportunities, Class NAV (Wellington)	542,280	$6,035,578
Blue Chip Growth, Class NAV (T. Rowe Price)	519,541	17,051,320
Capital Appreciation, Class NAV (Jennison)	998,494	16,584,994
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,246,750	37,532,428
Disciplined Value, Class NAV (Boston Partners)	414,937	8,033,173
Disciplined Value International, Class NAV (Boston Partners)	148,820	1,720,356
Emerging Markets, Class NAV (DFA)	2,075,363	19,093,338
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,167,923	19,056,046
Equity Income, Class NAV (T. Rowe Price)	1,163,384	22,616,190
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	814,791	10,567,844
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	302,389	14,070,138
Global Equity, Class NAV (JHAM) (A)(1)	1,222,488	13,288,447
Global Shareholder Yield, Class NAV (Epoch)	1,113,940	11,284,209
International Growth, Class NAV (Wellington)	226,500	4,695,353
International Growth Opportunities, Class NAV (Baillie Gifford)	425,626	5,222,429
International Growth Stock, Class NAV (Invesco)	1,409,297	16,657,892
International Small Cap, Class NAV (Franklin Templeton)	856,699	14,383,971
International Small Company, Class NAV (DFA)	1,419,672	14,409,672
International Value, Class NAV (Templeton)	677,446	10,060,070
International Value Equity, Class NAV (JHAM) (A)(1)	1,760,760	13,117,665
Mid Cap Stock, Class NAV (Wellington)	1,274,387	23,996,715
Mid Value, Class NAV (T. Rowe Price)	1,051,430	17,643,000
Small Cap Growth, Class NAV (Wellington)	698,801	5,695,226
Small Cap Value, Class NAV (Wellington)	325,447	6,948,295
Small Company Growth, Class NAV (Invesco)	298,541	5,702,139
Small Company Value, Class NAV (T. Rowe Price)	150,210	4,632,462
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	22,517,367	299,030,627
Strategic Growth, Class NAV (JHAM) (A)(1)	1,031,405	16,584,994
Value, Class NAV (Invesco)	671,113	7,583,576
Value Equity, Class NAV (Barrow Hanley)	832,201	9,195,819
Fixed income - 5.0%
Active Bond, Class NAV (JHAM) (A)(1)	488,514	4,875,374
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	149,601	1,400,263
Core Bond, Class NAV (Wells Capital)	121,255	1,573,886
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	303,267	2,750,626
Floating Rate Income, Class NAV (WAMCO)	546,462	$4,661,320
Global Bond, Class NAV (PIMCO)	55,912	681,568
Global Income, Class NAV (Stone Harbor)	131,074	1,194,084
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	136,366	1,225,926
High Yield, Class NAV (JHAM) (A)(1)*	373,753	1,274,499
High Yield, Class NAV (WAMCO)	79,903	641,621
Real Return Bond, Class NAV (PIMCO)	310,864	3,441,266
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	365,371	3,485,639
Spectrum Income, Class NAV (T. Rowe Price)	278,704	2,909,673
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	489,335	5,157,594
Total Return, Class NAV (PIMCO)	271,130	3,606,032
U.S. High Yield Bond, Class NAV (Wells Capital)	83,788	925,017
Alternative and specialty - 10.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	809,294	8,003,914
Financial Industries, Class NAV (JHAM) (A)(1)	690,537	13,348,082
Global Absolute Return Strategies, Class NAV (Standard Life)	1,196,475	11,904,926
Global Real Estate, Class NAV (Standard Life)	404,707	3,966,132
Health Sciences, Class NAV (T. Rowe Price)	982,170	5,392,111
Natural Resources, Class NAV (Jennison)	1,061,188	13,052,609
Real Estate Equity, Class NAV (T. Rowe Price)	349,146	3,962,807
Redwood, Class NAV (Boston Partners)	689,754	7,118,266
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,443,973	17,024,437
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $659,965,089)		$796,071,638
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	1,020	1,020
TOTAL SHORT-TERM INVESTMENTS (Cost $1,020)		$1,020
Total investments (Cost $659,966,109) - 100.0%		$796,072,658
Other assets and liabilities, net - 0.0%		3,790
TOTAL NET ASSETS - 100.0%		$796,076,448

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 80.8%
Alpha Opportunities, Class NAV (Wellington)	736,431	$8,196,480
Blue Chip Growth, Class NAV (T. Rowe Price)	636,376	20,885,876
Capital Appreciation, Class NAV (Jennison)	1,225,149	20,349,731
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,168,177	48,184,130
Disciplined Value, Class NAV (Boston Partners)	568,953	11,014,922
Disciplined Value International, Class NAV (Boston Partners)	144,667	1,672,345
Emerging Markets, Class NAV (DFA)	2,420,417	22,267,837
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,532,946	22,264,594
Equity Income, Class NAV (T. Rowe Price)	1,405,388	27,320,742
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,036,014	13,437,104
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	369,992	17,215,731
Global Equity, Class NAV (JHAM) (A)(1)	1,522,688	16,551,617
Global Shareholder Yield, Class NAV (Epoch)	1,342,098	13,595,451
International Growth, Class NAV (Wellington)	276,760	5,737,226
International Growth Opportunities, Class NAV (Baillie Gifford)	525,403	6,446,699
International Growth Stock, Class NAV (Invesco)	1,696,091	20,047,796
International Small Cap, Class NAV (Franklin Templeton)	1,035,394	17,384,270
International Small Company, Class NAV (DFA)	1,722,382	17,482,180
International Value, Class NAV (Templeton)	935,991	13,899,469
International Value Equity, Class NAV (JHAM) (A)(1)	2,127,229	15,847,860
Mid Cap Stock, Class NAV (Wellington)	1,516,242	28,550,844
Mid Value, Class NAV (T. Rowe Price)	1,264,229	21,213,759
Small Cap Growth, Class NAV (Wellington)	786,990	6,413,968
Small Cap Value, Class NAV (Wellington)	374,807	8,002,134
Small Company Growth, Class NAV (Invesco)	338,512	6,465,586
Small Company Value, Class NAV (T. Rowe Price)	172,993	5,335,094
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	27,374,847	363,537,970
Strategic Growth, Class NAV (JHAM) (A)(1)	1,265,531	20,349,731
Value, Class NAV (Invesco)	807,743	9,127,498
Value Equity, Class NAV (Barrow Hanley)	1,009,845	11,158,790
Fixed income - 8.7%
Active Bond, Class NAV (JHAM) (A)(1)	1,073,469	10,713,217
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	323,816	3,030,919
Core Bond, Class NAV (Wells Capital)	267,050	3,466,311
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	668,250	6,061,024
Floating Rate Income, Class NAV (WAMCO)	1,201,088	$10,245,280
Global Bond, Class NAV (PIMCO)	124,905	1,522,589
Global Income, Class NAV (Stone Harbor)	289,728	2,639,421
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	301,481	2,710,318
High Yield, Class NAV (JHAM) (A)(1)*	827,401	2,821,437
High Yield, Class NAV (WAMCO)	176,582	1,417,954
Real Return Bond, Class NAV (PIMCO)	696,236	7,707,338
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	809,528	7,722,897
Spectrum Income, Class NAV (T. Rowe Price)	617,506	6,446,761
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,080,646	11,390,013
Total Return, Class NAV (PIMCO)	597,530	7,947,154
U.S. High Yield Bond, Class NAV (Wells Capital)	185,226	2,044,893
Alternative and specialty - 10.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,155,750	11,430,370
Financial Industries, Class NAV (JHAM) (A)(1)	860,753	16,638,362
Global Absolute Return Strategies, Class NAV (Standard Life)	1,730,831	17,221,773
Global Real Estate, Class NAV (Standard Life)	496,543	4,866,126
Health Sciences, Class NAV (T. Rowe Price)	1,163,646	6,388,419
Natural Resources, Class NAV (Jennison)	1,294,661	15,924,330
Real Estate Equity, Class NAV (T. Rowe Price)	441,743	5,013,778
Redwood, Class NAV (Boston Partners)	818,969	8,451,764
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,731,486	20,414,223
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $842,080,869)		$1,014,194,105
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	1,001	1,001
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001)		$1,001
Total investments (Cost $842,081,870) - 100.0%		$1,014,195,106
Other assets and liabilities, net - 0.0%		(16,490)
TOTAL NET ASSETS - 100.0%		$1,014,178,616

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 72.8%
Alpha Opportunities, Class NAV (Wellington)	802,674	$8,933,757
Blue Chip Growth, Class NAV (T. Rowe Price)	704,656	23,126,796
Capital Appreciation, Class NAV (Jennison)	1,351,683	22,451,463
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,964,728	57,392,255
Disciplined Value, Class NAV (Boston Partners)	470,655	9,111,874
Disciplined Value International, Class NAV (Boston Partners)	188,937	2,184,109
Emerging Markets, Class NAV (DFA)	2,232,303	20,537,183
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,333,325	20,509,926
Equity Income, Class NAV (T. Rowe Price)	1,574,935	30,616,745
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,266,444	16,425,773
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	432,916	20,143,563
Global Equity, Class NAV (JHAM) (A)(1)	2,053,500	22,321,544
Global Shareholder Yield, Class NAV (Epoch)	1,607,035	16,279,264
International Growth, Class NAV (Wellington)	326,485	6,768,041
International Growth Opportunities, Class NAV (Baillie Gifford)	490,221	6,015,018
International Growth Stock, Class NAV (Invesco)	1,841,011	21,760,748
International Small Cap, Class NAV (Franklin Templeton)	1,086,495	18,242,256
International Small Company, Class NAV (DFA)	1,803,668	18,307,227
International Value, Class NAV (Templeton)	893,724	13,271,795
International Value Equity, Class NAV (JHAM) (A)(1)	2,318,415	17,272,193
Mid Cap Stock, Class NAV (Wellington)	1,678,383	31,603,956
Mid Value, Class NAV (T. Rowe Price)	1,374,730	23,067,965
Small Cap Growth, Class NAV (Wellington)	738,603	6,019,617
Small Cap Value, Class NAV (Wellington)	341,884	7,299,229
Small Company Growth, Class NAV (Invesco)	315,985	6,035,315
Small Company Value, Class NAV (T. Rowe Price)	161,473	4,979,817
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	29,796,593	395,698,754
Strategic Growth, Class NAV (JHAM) (A)(1)	1,396,235	22,451,463
Value, Class NAV (Invesco)	879,685	9,940,437
Value Equity, Class NAV (Barrow Hanley)	1,115,866	12,330,324
Fixed income - 16.7%
Active Bond, Class NAV (JHAM) (A)(1)	2,506,756	25,017,428
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	749,047	7,011,084
Core Bond, Class NAV (Wells Capital)	613,400	7,961,930
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,546,452	14,026,314
Floating Rate Income, Class NAV (WAMCO)	2,777,754	$23,694,242
Global Bond, Class NAV (PIMCO)	284,412	3,466,981
Global Income, Class NAV (Stone Harbor)	675,704	6,155,660
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	703,137	6,321,201
High Yield, Class NAV (JHAM) (A)(1)*	1,926,358	6,568,882
High Yield, Class NAV (WAMCO)	411,847	3,307,134
Real Return Bond, Class NAV (PIMCO)	1,619,174	17,924,262
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,883,081	17,964,591
Spectrum Income, Class NAV (T. Rowe Price)	1,436,385	14,995,864
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,508,256	26,437,014
Total Return, Class NAV (PIMCO)	1,386,573	18,441,418
U.S. High Yield Bond, Class NAV (Wells Capital)	431,845	4,767,571
Alternative and specialty - 10.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,819,535	17,995,204
Financial Industries, Class NAV (JHAM) (A)(1)	954,080	18,442,360
Global Absolute Return Strategies, Class NAV (Standard Life)	2,683,267	26,698,512
Global Real Estate, Class NAV (Standard Life)	577,017	5,654,764
Health Sciences, Class NAV (T. Rowe Price)	1,313,986	7,213,784
Natural Resources, Class NAV (Jennison)	1,338,993	16,469,617
Real Estate Equity, Class NAV (T. Rowe Price)	529,540	6,010,278
Redwood, Class NAV (Boston Partners)	837,332	8,641,264
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,830,263	21,578,800
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,031,196,307)		$1,223,864,566
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	1,021	1,021
TOTAL SHORT-TERM INVESTMENTS (Cost $1,021)		$1,021
Total investments (Cost $1,031,197,328) - 100.0%		$1,223,865,587
Other assets and liabilities, net - 0.0%		(83,121)
TOTAL NET ASSETS - 100.0%		$1,223,782,466

8SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 62.1%
Alpha Opportunities, Class NAV (Wellington)	482,591	$5,371,239
Blue Chip Growth, Class NAV (T. Rowe Price)	662,725	21,750,639
Capital Appreciation, Class NAV (Jennison)	1,276,826	21,208,074
Capital Appreciation Value, Class NAV (T.Rowe Price)	5,729,979	66,238,552
Disciplined Value, Class NAV (Boston Partners)	197,608	3,825,700
Disciplined Value International, Class NAV (Boston Partners)	158,289	1,829,821
Emerging Markets, Class NAV (DFA)	1,729,118	15,907,889
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,811,839	15,926,068
Equity Income, Class NAV (T. Rowe Price)	1,487,597	28,918,890
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,386,750	17,986,154
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	389,135	18,106,435
Global Equity, Class NAV (JHAM) (A)(1)	2,206,633	23,986,099
Global Shareholder Yield, Class NAV (Epoch)	1,676,853	16,986,523
International Growth, Class NAV (Wellington)	260,760	5,405,562
International Growth Opportunities, Class NAV (Baillie Gifford)	446,857	5,482,932
International Growth Stock, Class NAV (Invesco)	1,527,113	18,050,477
International Small Cap, Class NAV (Franklin Templeton)	938,508	15,757,555
International Small Company, Class NAV (DFA)	1,555,388	15,787,187
International Value, Class NAV (Templeton)	602,354	8,944,955
International Value Equity, Class NAV (JHAM) (A)(1)	1,920,586	14,308,364
Mid Cap Stock, Class NAV (Wellington)	1,599,883	30,125,801
Mid Value, Class NAV (T. Rowe Price)	1,258,255	21,113,520
Small Cap Growth, Class NAV (Wellington)	706,235	5,755,811
Small Cap Value, Class NAV (Wellington)	316,609	6,759,605
Small Company Growth, Class NAV (Invesco)	293,586	5,607,500
Small Company Value, Class NAV (T. Rowe Price)	149,282	4,603,850
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	27,873,328	370,157,799
Strategic Growth, Class NAV (JHAM) (A)(1)	1,318,827	21,206,742
Value, Class NAV (Invesco)	800,227	9,042,563
Value Equity, Class NAV (Barrow Hanley)	920,873	10,175,649
Fixed income - 27.7%
Active Bond, Class NAV (JHAM) (A)(1)	5,109,528	50,993,094
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,141,368	10,683,205
Core Bond, Class NAV (Wells Capital)	1,256,942	16,315,107
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,916,784	17,385,235
Floating Rate Income, Class NAV (WAMCO)	5,025,307	$42,865,872
Global Bond, Class NAV (PIMCO)	865,006	10,544,427
Global Income, Class NAV (Stone Harbor)	1,119,413	10,197,853
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,164,601	10,469,761
High Yield, Class NAV (JHAM) (A)(1)*	3,193,171	10,888,713
High Yield, Class NAV (WAMCO)	681,544	5,472,799
Real Return Bond, Class NAV (PIMCO)	2,446,953	27,087,774
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,451,342	32,925,806
Spectrum Income, Class NAV (T. Rowe Price)	2,632,511	27,483,419
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	4,635,492	48,858,083
Total Return, Class NAV (PIMCO)	2,842,165	37,800,792
U.S. High Yield Bond, Class NAV (Wells Capital)	711,021	7,849,670
Alternative and specialty - 10.2%
Absolute Return Currency, Class NAV (First Quadrant) (I)	2,095,491	20,724,411
Financial Industries, Class NAV (JHAM) (A)(1)	934,634	18,066,482
Global Absolute Return Strategies, Class NAV (Standard Life)	3,073,211	30,578,450
Global Real Estate, Class NAV (Standard Life)	743,184	7,283,202
Health Sciences, Class NAV (T. Rowe Price)	1,234,341	6,776,533
Natural Resources, Class NAV (Jennison)	1,187,202	14,602,583
Real Estate Equity, Class NAV (T. Rowe Price)	580,051	6,583,584
Redwood, Class NAV (Boston Partners)	966,853	9,977,924
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,821,533	21,475,870
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,151,045,053)		$1,330,218,604
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	1,024	1,024
TOTAL SHORT-TERM INVESTMENTS (Cost $1,024)		$1,024
Total investments (Cost $1,151,046,077) - 100.0%		$1,330,219,628
Other assets and liabilities, net - 0.0%		(39,425)
TOTAL NET ASSETS - 100.0%		$1,330,180,203

SEE NOTES TO PORTFOLIO'S INVESTMENTS9

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 50.8%
Alpha Opportunities, Class NAV (Wellington)	184,776	$2,056,560
Blue Chip Growth, Class NAV (T. Rowe Price)	406,341	13,336,106
Capital Appreciation, Class NAV (Jennison)	781,773	12,985,250
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,006,712	46,317,586
Disciplined Value, Class NAV (Boston Partners)	304,462	5,894,381
Emerging Markets, Class NAV (DFA)	812,068	7,471,029
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	848,263	7,456,236
Equity Income, Class NAV (T. Rowe Price)	910,843	17,706,790
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,082,971	14,046,130
Fundamental Large Cap Core, Class NAV (JHAM) ) (A)(1)	227,332	10,577,753
Global Equity, Class NAV (JHAM) (A)(1)	1,697,553	18,452,404
Global Shareholder Yield, Class NAV (Epoch)	1,167,963	11,831,465
International Growth, Class NAV (Wellington)	122,163	2,532,444
International Growth Opportunities, Class NAV (Baillie Gifford)	294,897	3,618,386
International Growth Stock, Class NAV (Invesco)	794,592	9,392,072
International Small Cap, Class NAV (Franklin Templeton)	518,734	8,709,547
International Small Company, Class NAV (DFA)	876,902	8,900,557
International Value, Class NAV (Templeton)	481,485	7,150,057
International Value Equity, Class NAV (JHAM) (A)(1)	1,033,954	7,702,960
Mid Cap Stock, Class NAV (Wellington)	967,213	18,212,617
Mid Value, Class NAV (T. Rowe Price)	747,035	12,535,241
Small Cap Growth, Class NAV (Wellington)	428,764	3,494,427
Small Cap Value, Class NAV (Wellington)	194,696	4,156,753
Small Company Growth, Class NAV (Invesco)	179,867	3,435,461
Small Company Value, Class NAV (T. Rowe Price)	90,647	2,795,542
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	17,556,660	233,152,443
Strategic Growth, Class NAV (JHAM) (A)(1)	807,540	12,985,250
Value, Class NAV (Invesco)	475,998	5,378,777
Value Equity, Class NAV (Barrow Hanley)	494,286	5,461,857
Fixed income - 39.7%
Active Bond, Class NAV (JHAM) (A)(1)	5,829,105	58,174,472
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,200,140	11,233,315
Core Bond, Class NAV (Wells Capital)	2,028,625	26,331,555
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,695,054	15,374,143
Floating Rate Income, Class NAV (WAMCO)	5,362,662	45,743,510
Global Bond, Class NAV (PIMCO)	1,146,451	$13,975,238
Global Income, Class NAV (Stone Harbor)	1,141,851	10,402,261
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,187,292	10,673,757
High Yield, Class NAV (JHAM) (A)(1)*	3,293,304	11,230,167
High Yield, Class NAV (WAMCO)	696,212	5,590,580
Real Return Bond, Class NAV (PIMCO)	2,464,755	27,284,835
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,614,574	34,483,037
Spectrum Income, Class NAV (T. Rowe Price)	2,752,770	28,738,915
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	4,902,234	51,669,541
Total Return, Class NAV (PIMCO)	3,407,693	45,322,314
U.S. High Yield Bond, Class NAV (Wells Capital)	729,932	8,058,447
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,677,183	16,587,344
Financial Industries, Class NAV (JHAM) (A)(1)	550,530	10,641,750
Global Absolute Return Strategies, Class NAV (Standard Life)	2,490,872	24,784,176
Global Real Estate, Class NAV (Standard Life)	697,600	6,836,481
Health Sciences, Class NAV (T. Rowe Price)	783,983	4,304,067
Natural Resources, Class NAV (Jennison)	663,107	8,156,216
Real Estate Equity, Class NAV (T. Rowe Price)	447,228	5,076,040
Redwood, Class NAV (Boston Partners)	706,055	7,286,490
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,091,475	12,868,493
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $900,891,360)		$1,018,573,225
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	1,027	1,027
TOTAL SHORT-TERM INVESTMENTS (Cost $1,027)		$1,027
Total investments (Cost $900,892,387) - 100.0%		$1,018,574,252
Other assets and liabilities, net - 0.0%		(29,174)
TOTAL NET ASSETS - 100.0%		$1,018,545,078

10SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 42.7%
Alpha Opportunities, Class NAV (Wellington)	16,392	$182,443
Blue Chip Growth, Class NAV (T. Rowe Price)	140,805	4,621,208
Capital Appreciation, Class NAV (Jennison)	270,985	4,501,065
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,795,104	20,751,397
Disciplined Value, Class NAV (Boston Partners)	115,720	2,240,343
Emerging Markets, Class NAV (DFA)	267,723	2,463,054
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	280,211	2,463,054
Equity Income, Class NAV (T. Rowe Price)	315,753	6,138,231
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	497,950	6,458,418
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	78,730	3,663,307
Global Equity, Class NAV (JHAM) (A)(1)	760,206	8,263,443
Global Shareholder Yield, Class NAV (Epoch)	592,560	6,002,638
International Growth, Class NAV (Wellington)	52,878	1,096,162
International Growth Opportunities, Class NAV (Baillie Gifford)	106,690	1,309,081
International Growth Stock, Class NAV (Invesco)	314,895	3,722,054
International Small Cap, Class NAV (Franklin Templeton)	185,609	3,116,368
International Small Company, Class NAV (DFA)	307,031	3,116,368
International Value, Class NAV (Templeton)	220,678	3,277,071
International Value Equity, Class NAV (JHAM) (A)(1)	417,096	3,107,366
Mid Cap Stock, Class NAV (Wellington)	350,215	6,594,556
Mid Value, Class NAV (T. Rowe Price)	265,682	4,458,150
Small Cap Growth, Class NAV (Wellington)	136,161	1,109,708
Small Cap Value, Class NAV (Wellington)	62,590	1,336,304
Small Company Growth, Class NAV (Invesco)	57,768	1,103,371
Small Company Value, Class NAV (T. Rowe Price)	28,882	890,717
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	6,483,162	86,096,397
Strategic Growth, Class NAV (JHAM) (A)(1)	279,917	4,501,065
Value, Class NAV (Invesco)	169,083	1,910,636
Value Equity, Class NAV (Barrow Hanley)	221,032	2,442,402
Fixed income - 49.5%
Active Bond, Class NAV (JHAM) (A)(1)	3,234,736	32,282,668
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	747,103	6,992,881
Core Bond, Class NAV (Wells Capital)	1,916,323	24,873,875
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	913,843	8,288,551
Floating Rate Income, Class NAV (WAMCO)	2,763,936	23,576,378
Global Bond, Class NAV (PIMCO)	717,075	$8,741,147
Global Income, Class NAV (Stone Harbor)	588,195	5,358,454
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	612,144	5,503,179
High Yield, Class NAV (JHAM) (A)(1)*	1,716,792	5,854,261
High Yield, Class NAV (WAMCO)	358,526	2,878,965
Real Return Bond, Class NAV (PIMCO)	1,360,063	15,055,901
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,770,136	16,887,098
Spectrum Income, Class NAV (T. Rowe Price)	1,347,897	14,072,049
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,403,222	25,329,962
Total Return, Class NAV (PIMCO)	2,133,124	28,370,544
U.S. High Yield Bond, Class NAV (Wells Capital)	378,303	4,176,463
Alternative and specialty - 7.8%
Absolute Return Currency, Class NAV (First Quadrant) (I)	799,944	7,911,447
Financial Industries, Class NAV (JHAM) (A)(1)	97,922	1,892,831
Global Absolute Return Strategies, Class NAV (Standard Life)	1,192,703	11,867,399
Global Real Estate, Class NAV (Standard Life)	256,876	2,517,382
Health Sciences, Class NAV (T. Rowe Price)	174,371	957,296
Natural Resources, Class NAV (Jennison)	253,040	3,112,398
Real Estate Equity, Class NAV (T. Rowe Price)	200,973	2,281,047
Redwood, Class NAV (Boston Partners)	286,888	2,960,686
Science & Technology, Class NAV (T. Rowe Price/Allianz)	192,811	2,273,238
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $414,218,945)		$460,952,477
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	2,012	2,012
TOTAL SHORT-TERM INVESTMENTS (Cost $2,012)		$2,012
Total investments (Cost $414,220,957) - 100.0%		$460,954,489
Other assets and liabilities, net - 0.0%		(6,536)
TOTAL NET ASSETS - 100.0%		$460,947,953

SEE NOTES TO PORTFOLIO'S INVESTMENTS11

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 36.3%
Alpha Opportunities, Class NAV (Wellington)	10,937	$121,730
Blue Chip Growth, Class NAV (T. Rowe Price)	61,015	2,002,507
Capital Appreciation, Class NAV (Jennison)	117,220	1,947,026
Capital Appreciation Value, Class NAV (T.Rowe Price)	901,581	10,422,279
Disciplined Value, Class NAV (Boston Partners)	90,644	1,754,866
Emerging Markets, Class NAV (DFA)	106,188	976,929
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	111,406	979,262
Equity Income, Class NAV (T. Rowe Price)	136,789	2,659,177
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	277,620	3,600,728
Fundamental Large Cap Core, Class NAV (JHAM) (A)(1)	37,623	1,750,586
Global Equity, Class NAV (JHAM) (A)(1)	422,661	4,594,321
Global Shareholder Yield, Class NAV (Epoch)	309,594	3,136,187
International Growth, Class NAV (Wellington)	29,075	602,716
International Growth Opportunities, Class NAV (Baillie Gifford)	47,875	587,427
International Growth Stock, Class NAV (Invesco)	156,729	1,852,537
International Small Cap, Class NAV (Franklin Templeton)	78,856	1,323,989
International Small Company, Class NAV (DFA)	132,316	1,343,011
International Value, Class NAV (Templeton)	104,500	1,551,832
International Value Equity, Class NAV (JHAM) (A)(1)	209,040	1,557,351
Mid Cap Stock, Class NAV (Wellington)	154,998	2,918,609
Mid Value, Class NAV (T. Rowe Price)	118,555	1,989,349
Small Cap Growth, Class NAV (Wellington)	106,780	870,255
Small Cap Value, Class NAV (Wellington)	41,433	884,585
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,092,046	41,062,370
Strategic Growth, Class NAV (JHAM) (A)(1)	121,260	1,949,857
Value, Class NAV (Invesco)	75,449	852,578
Value Equity, Class NAV (Barrow Hanley)	128,755	1,422,740
Fixed income - 56.9%
Active Bond, Class NAV (JHAM) (A)(1)	2,083,371	20,792,045
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	496,780	4,649,861
Core Bond, Class NAV (Wells Capital)	1,477,000	19,171,461
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	581,899	5,277,825
Floating Rate Income, Class NAV (WAMCO)	1,707,136	14,561,867
Global Bond, Class NAV (PIMCO)	482,951	5,887,169
Global Income, Class NAV (Stone Harbor)	358,181	3,263,031
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	372,848	3,351,901
High Yield, Class NAV (JHAM) (A)(1)*	1,035,515	$3,531,107
High Yield, Class NAV (WAMCO)	219,246	1,760,545
Real Return Bond, Class NAV (PIMCO)	885,365	9,800,988
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,067,500	10,183,954
Short Term Government Income, Class NAV (JHAM) (A)(1)	55,394	525,688
Spectrum Income, Class NAV (T. Rowe Price)	812,895	8,486,628
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,449,305	15,275,672
Total Return, Class NAV (PIMCO)	1,451,628	19,306,658
U.S. High Yield Bond, Class NAV (Wells Capital)	227,599	2,512,695
Alternative and specialty - 6.8%
Absolute Return Currency, Class NAV (First Quadrant) (I)	480,670	4,753,831
Global Absolute Return Strategies, Class NAV (Standard Life)	718,571	7,149,786
Global Real Estate, Class NAV (Standard Life)	121,212	1,187,879
Natural Resources, Class NAV (Jennison)	114,459	1,407,851
Real Estate Equity, Class NAV (T. Rowe Price)	114,870	1,303,776
Redwood, Class NAV (Boston Partners)	176,184	1,818,214
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $238,728,297)		$260,675,236
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	2,909	2,909
TOTAL SHORT-TERM INVESTMENTS (Cost $2,909)		$2,909
Total investments (Cost $238,731,206) - 100.0%		$260,678,145
Other assets and liabilities, net - 0.0%		(2,547)
TOTAL NET ASSETS - 100.0%		$260,675,598

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Formerly known as Focused High Yield Fund.

12SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors	(Allianz)
Baillie Gifford Overseas Ltd	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc., doing business as Boston Partners	(Boston Partners)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO PORTFOLIO'S INVESTMENTS13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November 30, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through 2060 Portfolio	$5,036,561	$135,741	($21,498)	$114,243
Retirement Living through 2055 Portfolio	108,456,017	1,786,830	(605,057)	1,181,773
Retirement Living through 2050 Portfolio	313,718,961	17,296,680	(3,129,305)	14,167,375
Retirement Living through 2045 Portfolio	624,324,479	123,496,896	(4,336,691)	119,160,205
Retirement Living through 2040 Portfolio	674,068,021	126,317,762	(4,313,125)	122,004,637
Retirement Living through 2035 Portfolio	860,407,548	159,590,960	(5,803,402)	153,787,558
Retirement Living through 2030 Portfolio	1,052,215,408	180,775,325	(9,125,146)	171,650,179
Retirement Living through 2025 Portfolio	1,173,117,402	169,400,606	(12,298,380)	157,102,226
Retirement Living through 2020 Portfolio	917,438,984	111,539,991	(10,404,723)	101,135,268
Retirement Living through 2015 Portfolio	421,425,983	43,931,753	(4,403,247)	39,528,506
Retirement Living through 2010 Portfolio	244,167,208	19,045,017	(2,534,080)	16,510,937

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through 2060 Portfolio
Absolute Return Currency	2,853	3,025	(789)	5,089	—	—	$15	$50,327
Active Bond	1,448	2,069	(330)	3,187	$146	—	(20)	31,809
Alpha Opportunities	9,869	7,560	(14,343)	3,086	—	—	1,256	34,342
Asia Pacific Total Return Bond	555	649	(249)	955	—	—	(26)	8,942
Blue Chip Growth	1,775	1,942	(456)	3,261	—	—	16	107,036
Capital Appreciation	3,183	4,310	(1,213)	6,280	—	—	(105)	104,305
Capital Appreciation Value	8,046	12,663	(1,958)	18,751	—	—	(131)	216,764

       14

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Core Bond	480	562	(256)	786	41	—	(65)	10,198
Core High Yield	210	155	(365)	—	27	—	68	—
Disciplined Value	1,496	2,661	(1,890)	2,267	—	—	1,206	43,887
Disciplined Value International	—	951	(15)	936	—	—	(2)	10,824
Emerging Markets	6,361	8,654	(1,663)	13,352	—	—	(138)	122,840
Emerging Markets Debt	899	1,280	(208)	1,971	164	—	(15)	17,880
Emerging Markets Equity	6,546	9,179	(1,750)	13,975	—	—	(185)	122,840
Equity Income	3,287	4,791	(757)	7,321	462	—	(105)	142,324
Financial Industries	2,743	2,658	(1,056)	4,345	—	—	634	83,987
Floating Rate Income	2,386	2,623	(1,516)	3,493	364	—	(22)	29,796
Fundamental Global Franchise	2,042	3,578	(424)	5,196	—	—	(92)	67,397
Fundamental Large Cap Core	—	1,955	(52)	1,903	—	—	6	88,530
Fundamental Large Cap Value	3,537	2,721	(6,258)	—	—	—	2,598	—
Global Absolute Return Strategies	4,058	4,679	(1,150)	7,587	—	—	(95)	75,490
Global Bond	178	233	(44)	367	—	—	(10)	4,468
Global Equity	4,036	4,657	(961)	7,732	—	—	(90)	84,052
Global Income	614	703	(480)	837	102	—	(114)	7,621
Global Real Estate	1,216	1,623	(293)	2,546	—	—	(171)	24,954
Global Shareholder Yield	3,365	4,126	(781)	6,710	220	—	(228)	67,974
Global Short Duration Credit	518	590	(237)	871	86	—	(13)	7,829
Health Sciences	3,213	3,778	(810)	6,181	—	—	(196)	33,936
High Yield	294	336	(120)	510	54	—	(7)	4,092
High Yield (FKA Focused High Yield)	215	1,055	(45)	1,225	33	—	—	4,176
International Core	897	198	(1,095)	—	1,075	—	(904)	—
International Growth	—	1,447	(26)	1,421	—	—	(20)	29,456
International Growth Opportunities	1,484	1,765	(357)	2,892	—	—	(30)	35,488
International Growth Stock	1,886	7,472	(380)	8,978	—	—	(146)	106,125
International Small Cap	2,665	3,536	(663)	5,538	—	—	(154)	92,982
International Small Company	4,567	5,740	(1,146)	9,161	—	—	(98)	92,982
International Value	2,833	2,729	(769)	4,793	—	—	(48)	71,174
International Value Equity	2,265	9,186	(512)	10,939	—	—	(23)	81,497
Mid Cap Stock	3,772	5,394	(731)	8,435	—	—	(108)	158,837
Mid Value	3,135	4,172	(691)	6,616	—	—	(94)	111,009
Natural Resources	3,805	4,143	(1,702)	6,246	—	—	95	76,824
Real Estate Equity	1,067	1,382	(251)	2,198	—	—	(162)	24,950
Real Return Bond	749	1,450	(181)	2,018	84	—	(7)	22,338
Redwood	2,362	2,701	(618)	4,445	—	—	(3)	45,870
Science & Technology	5,291	5,665	(1,906)	9,050	—	—	(133)	106,696
Short Duration Credit Opportunities	1,383	1,572	(612)	2,343	153	—	(35)	22,348
Small Cap Growth	2,086	2,826	(443)	4,469	—	—	(49)	36,423
Small Cap Value	778	1,478	(208)	2,048	—	—	(63)	43,721
Small Company Growth	811	1,274	(177)	1,908	—	—	(34)	36,434
Small Company Value	553	565	(173)	945	—	—	48	29,146
Spectrum Income	987	1,149	(352)	1,784	118	—	(42)	18,627
Strategic Equity Allocation	75,209	84,410	(18,015)	141,604	—	—	(760)	1,880,500
Strategic Growth	3,288	4,433	(1,236)	6,485	—	—	(160)	104,283
Strategic Income Opportunities	1,482	2,034	(333)	3,183	153	—	(14)	33,553
Total Return	870	1,103	(201)	1,772	130	—	(16)	23,568
U.S. Growth (FKA U.S. Equity)	3,872	1,262	(5,134)	—	437	$5,335	(5,323)	—
U.S. High Yield Bond	305	350	(120)	535	55	—	(8)	5,902
Value	2,019	2,637	(434)	4,222	—	—	(78)	47,713
Value Equity	1,827	3,786	(462)	5,151	—	—	(22)	56,914

       15

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
					$3,904	$5,335	($4,422)	$5,003,980
Retirement Living through 2055 Portfolio
Absolute Return Currency	114,824	9,452	(12,314)	111,962	—	—	$10,253	$1,107,306
Active Bond	58,257	14,178	(3,448)	68,987	$5,338	—	95	688,492
Alpha Opportunities	397,151	32,083	(331,938)	97,296	—	—	(308,588)	1,082,902
Asia Pacific Total Return Bond	22,317	2,006	(3,615)	20,708	—	—	414	193,830
Blue Chip Growth	71,450	5,018	(5,028)	71,440	—	—	(19,431)	2,344,654
Capital Appreciation	127,813	24,318	(14,464)	137,667	—	—	(35,450)	2,286,645
Capital Appreciation Value	325,281	85,596	—	410,877	—	—	—	4,749,735
Core Bond	19,307	2,424	(4,729)	17,002	1,504	—	(841)	220,686
Core High Yield	8,441	527	(8,968)	—	771	—	1,225	—
Disciplined Value	60,184	30,359	(31,136)	59,407	—	—	4,051	1,150,129
Disciplined Value International	—	20,635	(40)	20,595	—	—	(5)	238,080
Emerging Markets	244,580	57,029	(7,919)	293,690	—	—	(9,007)	2,701,946
Emerging Markets Debt	36,179	8,522	(1,972)	42,729	4,725	—	118	387,545
Emerging Markets Equity	242,525	72,610	(7,746)	307,389	—	—	(4,516)	2,701,946
Equity Income	132,262	35,466	(6,693)	161,035	16,833	—	(18,842)	3,130,511
Financial Industries	104,122	—	(8,553)	95,569	—	—	3,633	1,847,349
Floating Rate Income	87,191	1,133	(14,407)	73,917	9,693	—	(6,685)	630,516
Fundamental Global Franchise	82,165	33,923	(2,314)	113,774	—	—	615	1,475,654
Fundamental Large Cap Core	—	43,544	(1,694)	41,850	—	—	1,907	1,947,274
Fundamental Large Cap Value	142,337	12,216	(154,553)	—	—	—	33,421	—
Global Absolute Return Strategies	163,302	14,908	(11,279)	166,931	—	—	(15,299)	1,660,959
Global Bond	7,162	1,216	(449)	7,929	—	—	474	96,653
Global Equity	162,411	16,466	(9,188)	169,689	—	—	(5,732)	1,844,519
Global Income	24,691	2,568	(9,127)	18,132	3,010	—	(1,238)	165,180
Global Real Estate	48,932	9,361	(2,286)	56,007	—	—	(1,093)	548,872
Global Shareholder Yield	135,425	17,447	(5,712)	147,160	8,015	—	(8,866)	1,490,733
Global Short Duration Credit	20,832	1,922	(3,878)	18,876	2,530	—	(1,087)	169,698
Health Sciences	129,315	13,524	(9,105)	133,734	—	—	(42,673)	734,201
High Yield	11,842	1,110	(1,905)	11,047	1,974	—	(981)	88,706
High Yield (FKA Focused High Yield)	8,657	42,291	(383)	50,565	1,105	—	3	172,428
International Core	36,093	2,793	(38,886)	—	40,775	—	(92,174)	—
International Growth	—	31,271	(16)	31,255	—	—	(11)	647,916
International Growth Opportunities	59,733	2,927	(3,355)	59,305	—	—	(3,542)	727,674
International Growth Stock	75,902	124,331	(2,549)	197,684	—	—	(3,903)	2,336,625
International Small Cap	107,226	19,852	(5,534)	121,544	—	—	(6,513)	2,040,718
International Small Company	183,347	27,005	(9,172)	201,180	—	—	1,687	2,041,975
International Value	113,880	4,600	(24,804)	93,676	—	—	(37,061)	1,391,095
International Value Equity	91,132	153,263	(3,059)	241,336	—	—	(5,294)	1,797,956
Mid Cap Stock	151,780	30,913	(8,592)	174,101	—	—	(30,194)	3,278,323
Mid Value	126,035	31,063	(11,584)	145,514	—	—	(14,363)	2,441,722
Natural Resources	99,265	—	(4,487)	94,778	—	—	(32,825)	1,165,775
Real Estate Equity	42,944	8,086	(2,584)	48,446	—	—	(2,772)	549,864
Real Return Bond	30,159	15,573	(1,993)	43,739	3,076	—	325	484,190
Redwood	95,058	8,623	(5,915)	97,766	—	—	(7,186)	1,008,947
Science & Technology	212,938	31,239	(45,237)	198,940	—	—	(56,126)	2,345,499
Short Duration Credit Opportunities	55,638	5,670	(10,531)	50,777	4,470	—	(2,645)	484,410
Small Cap Growth	83,937	20,599	(6,686)	97,850	—	—	(20,098)	797,477
Small Cap Value	31,220	17,696	(3,872)	45,044	—	—	411	961,683
Small Company Growth	32,621	11,746	(2,418)	41,949	—	—	(7,324)	801,221
Small Company Value	22,249	1,992	(3,454)	20,787	—	—	(20,433)	641,085

       16

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Spectrum Income	39,729	4,326	(5,382)	38,673	3,423	—	(78)	403,749
Strategic Equity Allocation	3,029,572	237,230	(150,545)	3,116,257	—	—	(150,407)	41,383,892
Strategic Growth	132,300	25,233	(15,154)	142,379	—	—	(14,637)	2,289,448
Strategic Income Opportunities	59,652	12,638	(3,306)	68,984	4,410	—	(880)	727,095
Total Return	35,023	5,572	(2,190)	38,405	4,760	—	(126)	510,789
U.S. Growth (FKA U.S. Equity)	155,807	28,354	(184,161)	—	16,885	$206,111	(324,855)	—
U.S. High Yield Bond	12,291	1,143	(1,846)	11,588	2,023	—	(1,080)	127,935
Value	81,236	19,624	(7,985)	92,875	—	—	(14,084)	1,049,490
Value Equity	73,503	41,023	(148)	114,378	—	—	(61)	1,263,878
					$135,320	$206,111	($1,270,374)	$109,557,580
Retirement Living through 2050 Portfolio
Absolute Return Currency	364,633	13,338	(44,143)	333,828	—	—	$10,505	$3,301,557
Active Bond	189,036	31,150	(15,139)	205,047	$16,679	—	(635)	2,046,367
Alpha Opportunities	1,261,373	43,102	(1,050,684)	253,791	—	—	(1,424,942)	2,824,692
Asia Total Return Bond	70,869	3,312	(12,459)	61,722	—	—	999	577,721
Blue Chip Growth	226,896	4,684	(18,064)	213,516	—	—	(36,801)	7,007,602
Capital Appreciation	406,719	58,589	(53,384)	411,924	—	—	(51,434)	6,842,050
Capital Appreciation Value	1,033,422	223,291	—	1,256,713	—	—	—	14,527,606
Core Bond	61,112	5,194	(16,224)	50,082	4,584	—	(1,522)	650,060
Core High Yield	26,804	896	(27,700)	—	2,354	—	(9,122)	—
Disciplined Value	191,138	86,874	(111,327)	166,685	—	—	101,084	3,227,030
Disciplined Value International	—	61,549	(358)	61,191	—	—	42	707,367
Emerging Markets	851,213	101,694	(84,208)	868,699	—	—	(43,304)	7,992,030
Emerging Markets Debt	114,889	18,424	(7,079)	126,234	14,313	—	(3,258)	1,144,943
Emerging Markets Equity	795,537	122,593	(6,741)	911,389	—	—	(5,932)	8,011,112
Equity Income	420,012	93,009	(33,067)	479,954	51,627	—	(81,441)	9,330,307
Financial Industries	341,830	—	(56,939)	284,891	—	—	76,228	5,506,944
Floating Rate Income	285,716	3,679	(65,720)	223,675	31,484	—	(58,372)	1,907,951
Fundamental Global Franchise	263,255	86,152	(12,255)	337,152	—	—	8,831	4,372,866
Fundamental Large Cap Core	—	129,650	(4,888)	124,762	—	—	6,984	5,805,167
Fundamental Large Cap Value	452,003	19,337	(471,340)	—	—	—	351,219	—
Global Absolute Return Strategies	518,582	21,930	(45,739)	494,773	—	—	(62,031)	4,922,996
Global Bond	20,455	4,379	(1,488)	23,346	—	—	1,627	284,586
Global Equity	515,753	20,420	(33,745)	502,428	—	—	(15,288)	5,461,388
Global Income	78,408	4,529	(28,858)	54,079	9,135	—	(14,266)	492,655
Global Real Estate	155,389	21,960	(10,381)	166,968	—	—	(1,030)	1,636,285
Global Shareholder Yield	452,143	28,909	(21,783)	459,269	25,844	—	(30,915)	4,652,395
Global Short Duration Credit	66,118	2,972	(13,035)	56,055	7,677	—	(9,767)	503,933
Health Sciences	410,652	28,894	(35,507)	404,039	—	—	(15,933)	2,218,175
High Yield	37,606	1,892	(6,532)	32,966	6,033	—	(4,983)	264,720
High Yield (FKA Focused High Yield)	27,491	127,629	(2,136)	152,984	3,340	—	266	521,676
International Core	114,617	5,603	(120,220)	—	124,097	—	(279,497)	—
International Growth	—	93,612	(537)	93,075	—	—	134	1,929,448
International Growth Opportunities	189,687	2,830	(15,506)	177,011	—	—	(13,503)	2,171,928
International Growth Stock	241,058	355,889	(12,912)	584,035	—	—	(15,023)	6,903,296
International Small Cap	340,487	38,181	(20,398)	358,270	—	—	(18,576)	6,015,347
International Small Company	583,597	46,469	(36,798)	593,268	—	—	8,498	6,021,670
International Value	362,032	4,415	(78,952)	287,495	—	—	(207,084)	4,269,306
International Value Equity	289,398	439,461	(16,551)	712,308	—	—	(28,710)	5,306,698
Mid Cap Stock	481,761	78,579	(31,540)	528,800	—	—	(84,266)	9,957,312
Mid Value	400,606	80,916	(47,720)	433,802	—	—	(29,862)	7,279,203
Natural Resources	339,555	65,299	—	404,854	—	—	—	4,979,706

       17

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Real Estate Equity	136,372	18,363	(10,366)	144,369	—	—	(3,062)	1,638,591
Real Return Bond	95,892	41,588	(8,243)	129,237	9,409	—	403	1,430,658
Redwood	301,865	11,678	(24,720)	288,823	—	—	(29,637)	2,980,657
Science & Technology	756,085	10,957	(170,865)	596,177	—	—	(147,020)	7,028,932
Short Duration Credit Opportunities	176,684	8,936	(35,544)	150,076	13,558	—	(14,441)	1,431,721
Small Cap Growth	266,556	45,127	(23,215)	288,468	—	—	(61,604)	2,351,015
Small Cap Value	99,431	50,350	(15,513)	134,268	—	—	13,720	2,866,619
Small Company Growth	103,590	28,011	(7,950)	123,651	—	—	(16,167)	2,361,729
Small Company Value	70,643	3,105	(11,777)	61,971	—	—	(77,891)	1,911,189
Spectrum Income	126,226	5,772	(17,658)	114,340	10,383	—	(1,540)	1,193,706
Strategic Equity Allocation	9,620,686	226,051	(556,625)	9,290,112	—	—	(391,415)	123,372,684
Strategic Growth	420,132	62,662	(57,293)	425,501	—	—	(8,291)	6,842,050
Strategic Income Opportunities	189,398	29,182	(14,876)	203,704	13,371	—	(3,980)	2,147,036
Total Return	111,220	11,243	(9,283)	113,180	14,560	—	(1,120)	1,505,298
U.S. Growth (FKA U.S. Equity)	484,269	78,052	(562,321)	—	50,944	$621,856	(1,212,187)	—
U.S. High Yield Bond	39,031	1,844	(6,453)	34,422	6,186	—	(6,676)	380,020
Value	257,973	49,544	(30,640)	276,877	—	—	(36,860)	3,128,714
Value Equity	233,415	108,721	(3,941)	338,195	—	—	(206)	3,737,051
					$415,578	$621,856	($3,979,054)	$327,883,765
Retirement Living through 2045 Portfolio
Absolute Return Currency	857,900	10,848	(113,782)	754,966	—	—	$36,023	$7,466,618
Active Bond	442,461	48,848	(37,453)	453,856	$38,691	—	2,480	4,529,483
Alpha Opportunities	2,967,730	36,921	(2,489,088)	515,563	—	—	(1,635,980)	5,738,214
Asia Total Return Bond	166,739	1,320	(28,508)	139,551	—	—	1,606	1,306,201
Blue Chip Growth	533,835	1,712	(49,748)	485,799	—	—	10,838	15,943,914
Capital Appreciation	950,527	125,619	(144,773)	931,373	—	—	(29,335)	15,470,104
Capital Appreciation Value	2,562,693	496,570	—	3,059,263	—	—	—	35,365,076
Core Bond	143,783	1,950	(32,260)	113,473	10,684	—	(1,383)	1,472,877
Core High Yield	63,063	938	(64,001)	—	5,466	—	(27,995)	—
Disciplined Value	449,705	198,540	(260,066)	388,179	—	—	229,916	7,515,142
Disciplined Value International	—	145,386	(6,557)	138,829	—	—	(24)	1,604,863
Emerging Markets	2,001,884	182,965	(246,040)	1,938,809	—	—	106,055	17,837,040
Emerging Markets Debt	270,309	30,537	(19,801)	281,045	32,830	—	(8,381)	2,549,079
Emerging Markets Equity	1,945,722	198,991	(111,884)	2,032,829	—	—	(86,909)	17,868,566
Equity Income	988,194	208,590	(125,259)	1,071,525	119,698	—	(219,387)	20,830,440
Financial Industries	824,786	—	(180,607)	644,179	—	—	320,078	12,451,982
Floating Rate Income	706,817	8,707	(205,206)	510,318	74,551	—	(171,649)	4,353,013
Fundamental Global Franchise	608,257	180,043	(28,840)	759,460	—	—	12,441	9,850,193
Fundamental Large Cap Core	—	295,456	(13,352)	282,104	—	—	12,807	13,126,307
Fundamental Large Cap Value	1,063,462	21,493	(1,084,955)	—	—	—	2,057,597	—
Global Absolute Return Strategies	1,220,107	7,711	(110,404)	1,117,414	—	—	(136,802)	11,118,272
Global Bond	47,897	7,995	(3,865)	52,027	—	—	2,575	634,204
Global Equity	1,213,451	20,690	(90,233)	1,143,908	—	—	(12,472)	12,434,279
Global Income	184,393	4,086	(66,291)	122,188	21,059	—	(38,882)	1,113,130
Global Real Estate	365,595	24,469	(14,909)	375,155	—	—	(2,302)	3,676,516
Global Shareholder Yield	1,061,317	15,891	(49,859)	1,027,349	60,228	—	(23,407)	10,407,042
Global Short Duration Credit	155,561	2,717	(31,073)	127,205	17,706	—	(32,927)	1,143,575
Health Sciences	962,039	35,240	(100,060)	897,219	—	—	(42,650)	4,925,734
High Yield	88,479	2,316	(16,259)	74,536	14,121	—	15,298	598,521
High Yield (FKA Focused High Yield)	64,679	290,901	(5,808)	349,772	7,669	—	949	1,192,722
International Core	269,211	12,747	(281,958)	—	284,745	—	645,592	—
International Growth	—	220,079	(10,576)	209,503	—	—	(4,317)	4,343,007

       18

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Growth Opportunities	446,290	2,506	(44,661)	404,135	—	—	(35,794)	4,958,732
International Growth Stock	564,367	787,108	(32,672)	1,318,803	—	—	3,885	15,588,250
International Small Cap	800,826	57,042	(58,757)	799,111	—	—	13,679	13,417,068
International Small Company	1,362,688	55,407	(95,402)	1,322,693	—	—	88,262	13,425,334
International Value	847,361	18,992	(211,563)	654,790	—	—	167,156	9,723,636
International Value Equity	680,889	1,019,638	(50,824)	1,649,703	—	—	(49,375)	12,290,286
Mid Cap Stock	1,134,185	133,413	(79,711)	1,187,887	—	—	(163,810)	22,367,907
Mid Value	942,538	167,233	(128,927)	980,844	—	—	(7,198)	16,458,569
Natural Resources	957,527	59,642	—	1,017,169	—	—	—	12,511,181
Real Estate Equity	320,852	16,070	(12,444)	324,478	—	—	(3,571)	3,682,828
Real Return Bond	225,612	85,382	(20,661)	290,333	22,070	—	701	3,213,985
Redwood	703,629	4,321	(63,000)	644,950	—	—	(53,319)	6,655,880
Science & Technology	1,714,410	11,612	(378,484)	1,347,538	—	—	352,771	15,887,473
Short Duration Credit Opportunities	415,698	5,764	(79,550)	341,912	31,246	—	(31,635)	3,261,839
Small Cap Growth	626,434	96,583	(78,579)	644,438	—	—	(175,816)	5,252,171
Small Cap Value	233,939	113,194	(43,534)	303,599	—	—	21,259	6,481,833
Small Company Growth	243,725	62,443	(30,368)	275,800	—	—	(31,190)	5,267,772
Small Company Value	166,207	3,928	(30,034)	140,101	—	—	103,516	4,320,727
Spectrum Income	296,835	4,057	(40,277)	260,615	23,939	—	4,084	2,720,818
Strategic Equity Allocation	22,635,271	37,604	(1,666,668)	21,006,207	—	—	1,187,730	278,962,424
Strategic Growth	985,580	136,881	(160,390)	962,071	—	—	(12,736)	15,470,104
Strategic Income Opportunities	445,686	47,415	(35,290)	457,811	30,764	—	(4,610)	4,825,327
Total Return	261,675	13,289	(22,948)	252,016	33,958	—	(192)	3,351,815
U.S. Growth (FKA U.S. Equity)	1,150,284	175,910	(1,326,194)	—	120,378	$1,469,402	(1,375,734)	—
U.S. High Yield Bond	91,832	1,795	(15,468)	78,159	14,444	—	(16,476)	862,880
Value	606,881	104,091	(84,913)	626,059	—	—	(45,384)	7,074,467
Value Equity	549,173	235,705	(8,023)	776,855	—	—	3,287	8,584,247
					$964,247	$1,469,402	$918,943	$743,483,667
Retirement Living through 2040 Portfolio
Absolute Return Currency	911,902	19,620	(122,228)	809,294	—	—	$29,157	$8,003,914
Active Bond	469,870	60,419	(41,775)	488,514	$41,293	—	1,050	4,875,374
Alpha Opportunities	3,154,919	47,718	(2,660,357)	542,280	—	—	(1,775,046)	6,035,578
Asia Total Return Bond	177,252	4,237	(31,888)	149,601	—	—	1,978	1,400,263
Blue Chip Growth	567,467	5,388	(53,314)	519,541	—	—	17,973	17,051,320
Capital Appreciation	1,015,383	133,096	(149,985)	998,494	—	—	(30,215)	16,584,994
Capital Appreciation Value	2,714,778	531,972	—	3,246,750	—	—	—	37,532,428
Core Bond	152,911	5,549	(37,205)	121,255	11,422	—	(2,637)	1,573,886
Core High Yield	67,127	1,219	(68,346)	—	5,832	—	(37,233)	—
Disciplined Value	478,059	215,251	(278,373)	414,937	—	—	237,749	8,033,173
Disciplined Value International	—	154,903	(6,083)	148,820	—	—	(14)	1,720,356
Emerging Markets	2,137,248	198,984	(260,869)	2,075,363	—	—	57,190	19,093,338
Emerging Markets Debt	287,352	37,219	(21,304)	303,267	35,147	—	(9,592)	2,750,626
Emerging Markets Equity	2,070,135	210,732	(112,944)	2,167,923	—	—	(90,982)	19,056,046
Equity Income	1,050,499	228,009	(115,124)	1,163,384	128,422	—	(222,804)	22,616,190
Financial Industries	876,788	—	(186,251)	690,537	—	—	319,740	13,348,082
Floating Rate Income	750,827	9,269	(213,634)	546,462	79,356	—	(179,496)	4,661,320
Fundamental Global Franchise	647,067	203,166	(35,442)	814,791	—	—	12,945	10,567,844
Fundamental Large Cap Core	—	314,054	(11,665)	302,389	—	—	16,101	14,070,138
Fundamental Large Cap Value	1,130,449	26,786	(1,157,235)	—	—	—	2,125,124	—
Global Absolute Return Strategies	1,296,950	28,562	(129,037)	1,196,475	—	—	(159,985)	11,904,926
Global Bond	51,096	8,924	(4,108)	55,912	—	—	2,114	681,568
Global Equity	1,289,958	25,505	(92,975)	1,222,488	—	—	(14,320)	13,288,447

       19

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Income	196,108	8,236	(73,270)	131,074	22,472	—	(47,338)	1,194,084
Global Real Estate	388,646	35,971	(19,910)	404,707	—	—	(3,973)	3,966,132
Global Shareholder Yield	1,135,541	38,031	(59,632)	1,113,940	64,610	—	(40,995)	11,284,209
Global Short Duration Credit	165,462	4,136	(33,232)	136,366	18,893	—	(35,149)	1,225,926
Health Sciences	1,026,452	45,200	(89,482)	982,170	—	—	(38,241)	5,392,111
High Yield	94,057	2,930	(17,084)	79,903	15,082	—	10,689	641,621
High Yield (FKA Focused High Yield)	68,757	311,383	(6,387)	373,753	8,174	—	1,036	1,274,499
International Core	286,699	14,217	(300,916)	—	304,078	—	615,270	—
International Growth	—	236,768	(10,268)	226,500	—	—	(4,002)	4,695,353
International Growth Opportunities	474,429	577	(49,380)	425,626	—	—	(47,609)	5,222,429
International Growth Stock	602,772	844,883	(38,358)	1,409,297	—	—	3,944	16,657,892
International Small Cap	851,645	67,242	(62,188)	856,699	—	—	14,209	14,383,971
International Small Company	1,459,728	71,447	(111,503)	1,419,672	—	—	83,256	14,409,672
International Value	904,542	17,537	(244,633)	677,446	—	—	144,695	10,060,070
International Value Equity	723,819	1,090,417	(53,476)	1,760,760	—	—	(55,007)	13,117,665
Mid Cap Stock	1,208,971	148,662	(83,246)	1,274,387	—	—	(169,733)	23,996,715
Mid Value	1,001,964	183,771	(134,305)	1,051,430	—	—	(11,460)	17,643,000
Natural Resources	961,467	99,721	—	1,061,188	—	—	—	13,052,609
Real Estate Equity	341,150	23,908	(15,912)	349,146	—	—	(5,182)	3,962,807
Real Return Bond	239,911	92,987	(22,034)	310,864	23,545	—	405	3,441,266
Redwood	747,992	10,345	(68,583)	689,754	—	—	(62,273)	7,118,266
Science & Technology	1,823,362	6,618	(386,007)	1,443,973	—	—	356,319	17,024,437
Short Duration Credit Opportunities	441,907	10,890	(87,426)	365,371	33,332	—	(35,646)	3,485,639
Small Cap Growth	665,403	95,228	(61,830)	698,801	—	—	(140,933)	5,695,226
Small Cap Value	248,107	119,956	(42,616)	325,447	—	—	18,851	6,948,295
Small Company Growth	259,092	62,813	(23,364)	298,541	—	—	(24,708)	5,702,139
Small Company Value	176,716	3,638	(30,144)	150,210	—	—	56,703	4,632,462
Spectrum Income	315,628	6,585	(43,509)	278,704	25,524	—	2,296	2,909,673
Strategic Equity Allocation	24,061,833	135,273	(1,679,739)	22,517,367	—	—	942,309	299,030,627
Strategic Growth	1,050,592	145,103	(164,290)	1,031,405	—	—	(16,536)	16,584,994
Strategic Income Opportunities	473,865	56,290	(40,820)	489,335	32,832	—	(5,907)	5,157,594
Total Return	278,173	18,611	(25,654)	271,130	36,314	—	(929)	3,606,032
U.S. Growth (FKA U.S. Equity)	1,222,174	189,349	(1,411,523)	—	128,393	$1,567,241	(1,517,850)	—
U.S. High Yield Bond	97,622	2,617	(16,451)	83,788	15,433	—	(18,389)	925,017
Value	645,222	111,653	(85,762)	671,113	—	—	(45,796)	7,583,576
Value Equity	583,797	255,543	(7,139)	832,201	—	—	2,742	9,195,819
					$1,030,154	$1,567,241	$223,865	$796,071,638
Retirement Living through 2035 Portfolio
Absolute Return Currency	1,202,354	66,492	(113,096)	1,155,750	—	—	$25,363	$11,430,370
Active Bond	1,066,482	88,021	(81,034)	1,073,469	$93,894	—	2,907	10,713,217
Alpha Opportunities	3,929,497	74,807	(3,267,873)	736,431	—	—	($2,244,439)	$8,196,480
Asia Total Return Bond	315,051	31,510	(22,745)	323,816	—	—	2,806	3,030,919
Blue Chip Growth	689,206	2,498	(55,328)	636,376	—	—	15,665	20,885,876
Capital Appreciation	1,227,616	158,168	(160,635)	1,225,149	—	—	(30,929)	20,349,731
Capital Appreciation Value	3,451,904	716,273	—	4,168,177	—	—	—	48,184,130
Core Bond	350,021	10,457	(93,428)	267,050	26,192	—	(1,312)	3,466,311
Core High Yield	133,121	2,097	(135,218)	—	11,618	—	(114,258)	—
Disciplined Value	581,363	250,550	(262,960)	568,953	—	—	238,730	11,014,922
Disciplined Value International	—	150,418	(5,751)	144,667	—	—	(65)	1,672,345
Emerging Markets	2,537,855	173,884	(291,322)	2,420,417	—	—	133,381	22,267,837
Emerging Markets Debt	510,621	188,703	(31,074)	668,250	65,419	—	(15,098)	6,061,024
Emerging Markets Equity	2,471,666	182,317	(121,037)	2,532,946	—	—	(98,331)	22,264,594

       20

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Equity Income	1,276,164	271,788	(142,564)	1,405,388	155,857	—	(226,277)	27,320,742
Financial Industries	1,061,260	—	(200,507)	860,753	—	—	392,846	16,638,362
Floating Rate Income	1,118,720	150,218	(67,850)	1,201,088	126,855	—	(59,812)	10,245,280
Fundamental Global Franchise	759,687	304,162	(27,835)	1,036,014	—	—	12,838	13,437,104
Fundamental Large Cap Core	—	387,577	(17,585)	369,992	—	—	15,473	17,215,731
Fundamental Large Cap Value	1,374,824	37,857	(1,412,681)	—	—	—	2,578,698	—
Global Absolute Return Strategies	1,709,934	143,323	(122,426)	1,730,831	—	—	(160,534)	17,221,773
Global Bond	94,920	35,962	(5,977)	124,905	—	—	3,050	1,522,589
Global Equity	1,579,387	47,722	(104,421)	1,522,688	—	—	6,166	16,551,617
Global Income	425,474	12,849	(148,595)	289,728	49,124	—	(104,844)	2,639,421
Global Real Estate	474,844	38,621	(16,922)	496,543	—	—	(3,419)	4,866,126
Global Shareholder Yield	1,366,428	24,165	(48,495)	1,342,098	78,453	—	(21,060)	13,595,451
Global Short Duration Credit	361,586	7,147	(67,252)	301,481	41,594	—	(71,355)	2,710,318
Health Sciences	1,226,249	47,318	(109,921)	1,163,646	—	—	(43,845)	6,388,419
High Yield	197,115	5,053	(25,586)	176,582	31,665	—	9,036	1,417,954
High Yield (FKA Focused High Yield)	97,169	737,626	(7,394)	827,401	15,396	—	1,213	2,821,437
International Core	339,172	17,107	(356,279)	—	363,868	—	828,349	—
International Growth	—	288,666	(11,906)	276,760	—	—	(5,323)	5,737,226
International Growth Opportunities	562,941	6,357	(43,895)	525,403	—	—	(32,801)	6,446,699
International Growth Stock	711,583	1,017,647	(33,139)	1,696,091	—	—	4,117	20,047,796
International Small Cap	1,009,360	83,044	(57,010)	1,035,394	—	—	34,609	17,384,270
International Small Company	1,721,349	98,538	(97,505)	1,722,382	—	—	106,264	17,482,180
International Value	1,068,086	18,403	(150,498)	935,991	—	—	123,984	13,899,469
International Value Equity	862,819	1,322,089	(57,679)	2,127,229	—	—	(56,198)	15,847,860
Mid Cap Stock	1,449,961	151,681	(85,400)	1,516,242	—	—	(172,408)	28,550,844
Mid Value	1,207,245	207,027	(150,043)	1,264,229	—	—	(7,527)	21,213,759
Natural Resources	1,235,210	59,451	—	1,294,661	—	—	—	15,924,330
Real Estate Equity	416,614	42,929	(17,800)	441,743	—	—	(5,530)	5,013,778
Real Return Bond	1,039,859	29,465	(373,088)	696,236	102,109	—	42,881	7,707,338
Redwood	879,459	7,433	(67,923)	818,969	—	—	(57,942)	8,451,764
Science & Technology	2,151,973	23,557	(444,044)	1,731,486	—	—	401,513	20,414,223
Short Duration Credit Opportunities	1,043,434	19,685	(253,591)	809,528	78,379	—	(127,803)	7,722,897
Small Cap Growth	783,803	89,697	(86,510)	786,990	—	—	(195,890)	6,413,968
Small Cap Value	293,858	130,582	(49,633)	374,807	—	—	25,451	8,002,134
Small Company Growth	306,311	66,640	(34,439)	338,512	—	—	(33,917)	6,465,586
Small Company Value	208,903	5,174	(41,084)	172,993	—	—	162,818	5,335,094
Spectrum Income	741,490	10,735	(134,719)	617,506	59,720	—	(5,702)	6,446,761
Strategic Equity Allocation	29,075,813	150,747	(1,851,713)	27,374,847	—	—	1,342,085	363,537,970
Strategic Growth	1,269,080	175,114	(178,663)	1,265,531	—	—	(15,902)	20,349,731
Strategic Income Opportunities	1,113,979	46,376	(79,709)	1,080,646	76,749	$1,864,099	(14,668)	11,390,013
Total Return	637,016	19,871	(59,357)	597,530	83,311	—	(4,801)	7,947,154
U.S. Growth (FKA U.S. Equity)	1,449,462	223,840	(1,673,302)	—	152,713	—	(1,635,909)	—
U.S. High Yield Bond	208,605	4,505	(27,884)	185,226	33,037	—	(31,873)	2,044,893
Value	777,349	132,569	(102,175)	807,743	—	—	(55,073)	9,127,498
Value Equity	710,024	305,795	(5,974)	1,009,845	—	—	2,509	11,158,790
					$1,645,953	$1,864,099	$857,907	$1,014,194,105
Retirement Living through 2030 Portfolio
Absolute Return Currency	1,973,499	66,059	(220,023)	1,819,535	—	—	$41,660	$17,995,204
Active Bond	2,046,266	617,510	(157,020)	2,506,756	$179,930	—	3,267	25,017,428
Alpha Opportunities	4,814,815	73,774	(4,085,915)	802,674	—	—	(3,440,187)	8,933,757
Asia Total Return Bond	775,118	32,009	(58,080)	749,047	—	—	(21,049)	7,011,084
Blue Chip Growth	804,752	1,092	(101,188)	704,656	—	—	198,466	23,126,796

       21

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Capital Appreciation	1,436,814	184,109	(269,240)	1,351,683	—	—	(40,668)	22,451,463
Capital Appreciation Value	3,912,689	1,052,039	—	4,964,728	—	—	—	57,392,255
Core Bond	653,313	17,823	(57,736)	613,400	48,863	—	1,326	7,961,930
Core High Yield	417,691	6,771	(424,462)	—	36,468	—	(411,472)	—
Disciplined Value	679,907	289,081	(498,333)	470,655	—	—	649,014	9,111,874
Disciplined Value International	—	196,672	(7,735)	188,937	—	—	27	2,184,109
Emerging Markets	2,414,160	97,802	(279,659)	2,232,303	—	—	231,501	20,537,183
Emerging Markets Debt	1,258,114	365,205	(76,867)	1,546,452	159,068	—	(37,829)	14,026,314
Emerging Markets Equity	2,367,043	99,918	(133,636)	2,333,325	—	—	(107,678)	20,509,926
Equity Income	1,490,660	254,062	(169,787)	1,574,935	181,654	—	(221,177)	30,616,745
Financial Industries	1,162,907	—	(208,827)	954,080	—	—	387,113	18,442,360
Floating Rate Income	2,860,201	140,481	(222,928)	2,777,754	315,792	—	(197,206)	23,694,242
Fundamental Global Franchise	668,930	624,761	(27,247)	1,266,444	—	—	79,634	16,425,773
Fundamental Large Cap Core	—	453,822	(20,906)	432,916	—	—	21,301	20,143,563
Fundamental Large Cap Value	1,607,879	41,978	(1,649,857)	—	—	—	2,956,569	—
Global Absolute Return Strategies	2,806,751	92,228	(215,712)	2,683,267	—	—	(292,540)	26,698,512
Global Bond	247,412	54,291	(17,291)	284,412	—	—	9,382	3,466,981
Global Equity	2,139,898	35,561	(121,959)	2,053,500	—	—	11,116	22,321,544
Global Income	1,066,476	28,704	(419,476)	675,704	121,949	—	(332,582)	6,155,660
Global Real Estate (Standard Life)	556,992	42,868	(22,843)	577,017	—	—	(4,522)	5,654,764
Global Shareholder Yield	1,430,404	229,173	(52,542)	1,607,035	81,905	—	(5,815)	16,279,264
Global Short Duration Credit	916,172	17,660	(230,695)	703,137	104,163	—	(243,755)	6,321,201
Health Sciences	1,378,454	36,483	(100,951)	1,313,986	—	—	(41,043)	7,213,784
High Yield	554,140	13,044	(155,337)	411,847	88,835	—	10,291	3,307,134
High Yield (FKA Focused High Yield)	203,975	1,737,806	(15,423)	1,926,358	37,657	—	2,493	6,568,882
International Core	323,119	14,610	(337,729)	—	347,659	—	1,123,940	—
International Growth	—	340,760	(14,275)	326,485	—	—	(5,716)	6,768,041
International Growth Opportunities	535,978	5,622	(51,379)	490,221	—	—	(46,341)	6,015,018
International Growth Stock	691,959	1,178,926	(29,874)	1,841,011	—	—	3,985	21,760,748
International Small Cap	1,011,283	134,429	(59,217)	1,086,495	—	—	53,706	18,242,256
International Small Company	1,723,660	187,404	(107,396)	1,803,668	—	—	125,208	18,307,227
International Value	1,014,902	10,155	(131,333)	893,724	—	—	164,908	13,271,795
International Value Equity	841,232	1,525,878	(48,695)	2,318,415	—	—	(39,880)	17,272,193
Mid Cap Stock	1,540,909	223,077	(85,603)	1,678,383	—	—	(159,353)	31,603,956
Mid Value	1,281,721	206,356	(113,347)	1,374,730	—	—	900	23,067,965
Natural Resources	1,369,008	65,304	(95,319)	1,338,993	—	—	(536,621)	16,469,617
Real Estate Equity	487,499	59,643	(17,602)	529,540	—	—	(5,299)	6,010,278
Real Return Bond	2,049,301	37,244	(467,371)	1,619,174	201,126	—	(7,985)	17,924,262
Redwood	897,616	4,763	(65,047)	837,332	—	—	(19,348)	8,641,264
Science & Technology	2,400,843	16,791	(587,371)	1,830,263	—	—	557,026	21,578,800
Short Duration Credit Opportunities	2,459,963	50,798	(627,680)	1,883,081	184,340	—	(344,931)	17,964,591
Small Cap Growth	715,915	92,066	(69,378)	738,603	—	—	(157,216)	6,019,617
Small Cap Value	266,710	107,809	(32,635)	341,884	—	—	19,149	7,299,229
Small Company Growth	278,232	64,315	(26,562)	315,985	—	—	(23,674)	6,035,315
Small Company Value	189,774	3,287	(31,588)	161,473	—	—	137,745	4,979,817
Spectrum Income	1,737,313	25,021	(325,949)	1,436,385	139,711	—	(26,980)	14,995,864
Strategic Equity Allocation	31,633,134	92,068	(1,928,609)	29,796,593	—	—	5,167,169	395,698,754
Strategic Growth	1,483,295	203,745	(290,805)	1,396,235	—	—	37,106	22,451,463
Strategic Income Opportunities	2,614,300	90,257	(196,301)	2,508,256	179,760	—	(44,397)	26,437,014
Total Return	1,253,860	234,842	(102,129)	1,386,573	163,660	—	(8,421)	18,441,418
U.S. Growth (FKA U.S. Equity)	1,658,416	250,038	(1,908,454)	—	173,869	$2,122,343	(1,450,287)	—
U.S. High Yield Bond	494,881	9,893	(72,929)	431,845	78,250	—	(86,910)	4,767,571

       22

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Value	825,291	123,821	(69,427)	879,685	—	—	(44,202)	9,940,437
Value Equity	830,435	294,061	(8,630)	1,115,866	—	—	3,366	12,330,324
					$2,824,659	$2,122,343	$3,592,284	$1,223,864,566
Retirement Living through 2025 Portfolio
Absolute Return Currency	2,282,077	43,873	(230,459)	2,095,491	—	—	$35,844	$20,724,411
Active Bond	4,592,492	813,652	(296,616)	5,109,528	$402,950	—	(12,048)	50,993,094
Alpha Opportunities	3,062,187	30,962	(2,610,558)	482,591	—	—	1,138,240	5,371,239
Asia Total Return Bond	1,243,362	5,210	(107,204)	1,141,368	—	—	(41,667)	10,683,205
Blue Chip Growth	718,811	300	(56,386)	662,725	—	—	46,622	21,750,639
Capital Appreciation	1,281,559	236,850	(241,583)	1,276,826	—	—	(35,835)	21,208,074
Capital Appreciation Value	5,087,551	642,428	—	5,729,979	—	—	—	66,238,552
Core Bond	1,175,941	155,441	(74,440)	1,256,942	87,921	—	8,022	16,315,107
Core High Yield	573,055	7,180	(580,235)	—	50,201	—	(554,335)	—
Disciplined Value	610,996	386,694	(800,082)	197,608	—	—	2,272,399	3,825,700
Disciplined Value International	—	165,438	(7,149)	158,289	—	—	(57)	1,829,821
Emerging Markets	1,940,112	67,525	(278,519)	1,729,118	—	—	504,008	15,907,889
Emerging Markets Debt	1,795,350	221,710	(100,276)	1,916,784	221,650	—	(50,710)	17,385,235
Emerging Markets Equity	1,932,261	73,253	(193,675)	1,811,839	—	—	(174,522)	15,926,068
Equity Income	1,320,702	319,884	(152,989)	1,487,597	161,264	—	(180,268)	28,918,890
Financial Industries	1,123,245	—	(188,611)	934,634	—	—	338,444	18,066,482
Floating Rate Income	5,370,781	68,956	(414,430)	5,025,307	588,922	—	(369,605)	42,865,872
Fundamental Global Franchise	810,232	604,867	(28,349)	1,386,750	—	—	83,863	17,986,154
Fundamental Large Cap Core	—	410,406	(21,271)	389,135	—	—	19,684	18,106,435
Fundamental Large Cap Value	1,445,032	26,148	(1,471,180)	—	—	—	2,934,332	—
Global Absolute Return Strategies	3,240,196	41,365	(208,350)	3,073,211	—	—	(283,267)	30,578,450
Global Bond	725,115	179,000	(39,109)	865,006	—	—	28,104	10,544,427
Global Equity	2,141,737	179,345	(114,449)	2,206,633	—	—	6,744	23,986,099
Global Income	1,911,743	55,634	(847,964)	1,119,413	217,704	—	(659,769)	10,197,853
Global Real Estate	712,788	50,905	(20,509)	743,184	—	—	(3,042)	7,283,202
Global Shareholder Yield	1,707,628	28,246	(59,021)	1,676,853	97,469	—	(1,625)	16,986,523
Global Short Duration Credit	1,524,343	24,872	(384,614)	1,164,601	173,799	—	(412,703)	10,469,761
Health Sciences	1,300,532	46,082	(112,273)	1,234,341	—	—	(50,043)	6,776,533
High Yield	772,998	16,694	(108,148)	681,544	123,556	—	(38,258)	5,472,799
High Yield (FKA Focused High Yield)	352,113	2,863,380	(22,322)	3,193,171	60,234	—	3,748	10,888,713
International Core	287,002	13,109	(300,111)	—	310,519	—	1,088,280	—
International Growth	—	273,500	(12,740)	260,760	—	—	(6,218)	5,405,562
International Growth Opportunities	475,782	4,397	(33,322)	446,857	—	—	(24,571)	5,482,932
International Growth Stock	622,157	927,598	(22,642)	1,527,113	—	—	2,958	18,050,477
International Small Cap	870,732	113,447	(45,671)	938,508	—	—	50,462	15,757,555
International Small Company	1,490,405	152,196	(87,213)	1,555,388	—	—	136,611	15,787,187
International Value	902,813	10,923	(311,382)	602,354	—	—	759,811	8,944,955
International Value Equity	761,179	1,197,575	(38,168)	1,920,586	—	—	(9,628)	14,308,364
Mid Cap Stock	1,372,793	290,181	(63,091)	1,599,883	—	—	(56,759)	30,125,801
Mid Value	1,140,974	262,460	(145,179)	1,258,255	—	—	36,449	21,113,520
Natural Resources	1,412,381	—	(225,179)	1,187,202	—	—	(1,227,762)	14,602,583
Real Estate Equity	521,631	77,694	(19,274)	580,051	—	—	(4,665)	6,583,584
Real Return Bond	2,953,768	46,841	(553,656)	2,446,953	289,974	—	(69,961)	27,087,774
Redwood	1,031,690	6,132	(70,969)	966,853	—	—	(12,563)	9,977,924
Science & Technology	2,190,531	10,251	(379,249)	1,821,533	—	—	395,914	21,475,870
Short Duration Credit Opportunities	4,304,752	64,626	(918,036)	3,451,342	325,839	—	(581,789)	32,925,806
Small Cap Growth	602,112	175,584	(71,461)	706,235	—	—	(159,091)	5,755,811
Small Cap Value	225,017	122,109	(30,517)	316,609	—	—	17,405	6,759,605

       23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Small Company Growth	234,759	82,950	(24,123)	293,586	—	—	(23,574)	5,607,500
Small Company Value	160,117	13,183	(24,018)	149,282	—	—	56,071	4,603,850
Spectrum Income	2,997,329	25,337	(390,155)	2,632,511	244,190	—	(84,980)	27,483,419
Strategic Equity Allocation	29,586,391	27,618	(1,740,681)	27,873,328	—	—	5,401,184	370,157,799
Strategic Growth	1,327,643	255,946	(264,762)	1,318,827	—	—	(16,956)	21,206,742
Strategic Income Opportunities	4,534,783	376,015	(275,306)	4,635,492	316,897	—	(76,423)	48,858,083
Total Return	2,672,168	350,258	(180,261)	2,842,165	348,420	—	(18,948)	37,800,792
U.S. Growth (FKA U.S. Equity)	2,143,430	323,314	(2,466,744)	—	224,984	$2,746,276	(1,934,408)	—
U.S. High Yield Bond	756,851	13,126	(58,956)	711,021	119,333	—	(64,086)	7,849,670
Value	734,668	145,681	(80,122)	800,227	—	—	(37,483)	9,042,563
Value Equity	746,193	295,876	(121,196)	920,873	—	—	75,692	10,175,649
					$4,365,826	$2,746,276	$8,163,272	$1,330,218,604
Retirement Living through 2020 Portfolio
Absolute Return Currency	1,837,957	5,840	(166,614)	1,677,183	—	—	$39,305	$16,587,344
Active Bond	5,738,265	413,201	(322,361)	5,829,105	$500,254	—	3,996	58,174,472
Alpha Opportunities	1,012,560	—	(827,784)	184,776	—	—	1,584,115	2,056,560
Asia Total Return Bond	1,229,424	40,042	(69,326)	1,200,140	—	—	(25,422)	11,233,315
Blue Chip Growth	419,314	16,349	(29,322)	406,341	—	—	15,440	13,336,106
Capital Appreciation	748,042	177,951	(144,220)	781,773	—	—	(18,981)	12,985,250
Capital Appreciation Value	3,882,449	210,619	(86,356)	4,006,712	—	—	(5,181)	46,317,586
Core Bond	1,345,627	757,888	(74,890)	2,028,625	99,685	—	15,008	26,331,555
Core High Yield	607,536	6,228	(613,764)	—	53,269	—	(639,437)	—
Disciplined Value	360,614	267,403	(323,555)	304,462	—	—	552,978	5,894,381
Emerging Markets	1,039,159	21,065	(248,156)	812,068	—	—	987,186	7,471,029
Emerging Markets Debt	1,576,011	196,710	(77,667)	1,695,054	195,280	—	(35,258)	15,374,143
Emerging Markets Equity	1,041,029	20,599	(213,365)	848,263	—	—	(232,775)	7,456,236
Equity Income	760,162	236,110	(85,429)	910,843	92,372	—	25,620	17,706,790
Financial Industries	753,834	—	(203,304)	550,530	—	—	475,715	10,641,750
Floating Rate Income	5,817,527	74,703	(529,568)	5,362,662	638,037	—	(468,971)	45,743,510
Fundamental Global Franchise	583,485	513,941	(14,455)	1,082,971	—	—	53,238	14,046,130
Fundamental Large Cap Core	—	242,982	(15,650)	227,332	—	—	15,865	10,577,753
Fundamental Large Cap Value	852,833	386	(853,219)	—	—	—	1,999,518	—
Global Absolute Return Strategies	2,613,860	18,363	(141,351)	2,490,872	—	—	(191,117)	24,784,176
Global Bond	1,004,517	187,822	(45,888)	1,146,451	—	—	35,654	13,975,238
Global Equity	1,551,757	225,057	(79,261)	1,697,553	—	—	6,351	18,452,404
Global Income	1,857,952	39,639	(755,740)	1,141,851	213,273	—	(592,786)	10,402,261
Global Real Estate	672,260	47,800	(22,460)	697,600	—	—	(4,229)	6,836,481
Global Shareholder Yield	1,185,270	17,314	(34,621)	1,167,963	67,552	—	5,098	11,831,465
Global Short Duration Credit	1,594,450	20,308	(427,466)	1,187,292	181,671	—	(460,325)	10,673,757
Health Sciences	821,364	15,678	(53,059)	783,983	—	—	(22,171)	4,304,067
High Yield	806,029	17,253	(127,070)	696,212	128,337	—	37,322	5,590,580
High Yield (FKA Focused High Yield)	368,775	2,946,265	(21,736)	3,293,304	62,880	—	3,643	11,230,167
International Core	190,101	8,291	(198,392)	—	205,709	—	782,641	—
International Growth	—	130,090	(7,927)	122,163	—	—	(4,550)	2,532,444
International Growth Opportunities	315,235	997	(21,335)	294,897	—	—	(15,189)	3,618,386
International Growth Stock	413,730	392,666	(11,804)	794,592	—	—	1,513	9,392,072
International Small Cap	507,426	37,513	(26,205)	518,734	—	—	33,983	8,709,547
International Small Company	862,271	59,404	(44,773)	876,902	—	—	76,879	8,900,557
International Value	598,667	30,592	(147,774)	481,485	—	—	333,539	7,150,057
International Value Equity	507,333	551,394	(24,773)	1,033,954	—	—	4,359	7,702,960
Mid Cap Stock	809,353	188,360	(30,500)	967,213	—	—	(27,091)	18,212,617
Mid Value	669,311	164,092	(86,368)	747,035	—	—	66,565	12,535,241

       24

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Natural Resources	1,151,189	—	(488,082)	663,107	—	—	(2,692,226)	8,156,216
Real Estate Equity	394,057	71,222	(18,051)	447,228	—	—	(1,189)	5,076,040
Real Return Bond	2,813,522	33,191	(381,958)	2,464,755	274,086	—	(53,294)	27,284,835
Redwood	757,215	1,078	(52,238)	706,055	—	—	(8,462)	7,286,490
Science & Technology	1,530,679	3,314	(442,518)	1,091,475	—	—	496,763	12,868,493
Short Duration Credit Opportunities	4,705,486	43,093	(1,134,005)	3,614,574	354,756	—	(734,998)	34,483,037
Small Cap Growth	382,858	96,755	(50,849)	428,764	—	—	5,382	3,494,427
Small Cap Value	142,649	69,540	(17,493)	194,696	—	—	10,182	4,156,753
Small Company Growth	149,209	45,148	(14,490)	179,867	—	—	(28,253)	3,435,461
Small Company Value	101,798	3,746	(14,897)	90,647	—	—	108,929	2,795,542
Spectrum Income	3,243,405	29,202	(519,837)	2,752,770	263,760	—	(99,044)	28,738,915
Strategic Equity Allocation	18,813,199	—	(1,256,539)	17,556,660	—	—	4,010,001	233,152,443
Strategic Growth	773,380	186,297	(152,137)	807,540	—	—	(8,041)	12,985,250
Strategic Income Opportunities	4,952,817	207,985	(258,568)	4,902,234	343,720	—	(72,780)	51,669,541
Total Return	3,310,250	293,048	(195,605)	3,407,693	428,581	—	(21,012)	45,322,314
U.S. Growth (FKA U.S. Equity)	1,572,083	237,306	(1,809,389)	—	165,133	$2,015,705	(1,345,323)	—
U.S. High Yield Bond	829,646	12,283	(111,997)	729,932	130,332	—	(116,500)	8,058,447
Value	431,074	99,917	(54,993)	475,998	—	—	(9,017)	5,378,777
Value Equity	440,435	209,816	(155,965)	494,286	—	—	99,621	5,461,857
					$4,398,687	$2,015,705	$3,952,787	$1,018,573,225
Retirement Living through 2015 Portfolio
Absolute Return Currency	883,079	22,372	(105,507)	799,944	—	—	$27,067	$7,911,447
Active Bond	3,972,099	49,217	(786,580)	3,234,736	$348,404	—	(48,798)	32,282,668
Alpha Opportunities	125,141	1,118	(109,867)	16,392	—	—	346,085	182,443
Asia Total Return Bond	745,121	48,115	(46,133)	747,103	—	—	(18,363)	6,992,881
Blue Chip Growth	148,859	5,234	(13,288)	140,805	—	—	185,476	4,621,208
Capital Appreciation	266,061	93,226	(88,302)	270,985	—	—	32,331	4,501,065
Capital Appreciation Value	2,000,880	—	(205,776)	1,795,104	—	—	153,449	20,751,397
Core Bond	884,502	1,117,311	(85,490)	1,916,323	65,937	—	9,045	24,873,875
Core High Yield	301,293	2,708	(304,001)	—	26,446	—	(327,524)	—
Disciplined Value	126,073	140,374	(150,727)	115,720	—	—	194,488	2,240,343
Emerging Markets	379,581	29,892	(141,750)	267,723	—	—	552,972	2,463,054
Emerging Markets Debt	838,414	129,427	(53,998)	913,843	104,083	—	(27,587)	8,288,551
Emerging Markets Equity	371,435	21,332	(112,556)	280,211	—	—	(126,627)	2,463,054
Equity Income	273,574	110,332	(68,153)	315,753	33,419	—	53,462	6,138,231
Financial Industries	172,971	—	(75,049)	97,922	—	—	93,037	1,892,831
Floating Rate Income	3,329,838	42,124	(608,026)	2,763,936	360,188	—	(501,961)	23,576,378
Fundamental Global Franchise	232,269	273,770	(8,089)	497,950	—	—	21,699	6,458,418
Fundamental Large Cap Core	—	85,050	(6,320)	78,730	—	—	5,166	3,663,307
Fundamental Large Cap Value	298,138	2,984	(301,122)	—	—	—	756,198	—
Global Absolute Return Strategies	1,255,852	20,527	(83,676)	1,192,703	—	—	(101,363)	11,867,399
Global Bond	655,617	100,080	(38,622)	717,075	—	—	28,313	8,741,147
Global Equity	669,822	144,358	(53,974)	760,206	—	—	3,513	8,263,443
Global Income	917,346	22,097	(351,248)	588,195	105,907	—	(273,086)	5,358,454
Global Real Estate	249,878	23,198	(16,200)	256,876	—	—	(3,513)	2,517,382
Global Shareholder Yield	603,450	20,114	(31,004)	592,560	34,479	—	13,387	6,002,638
Global Short Duration Credit	785,377	11,255	(184,488)	612,144	90,214	—	(198,118)	5,503,179
Health Sciences	184,599	2,977	(13,205)	174,371	—	—	(5,583)	957,296
High Yield	384,286	7,746	(33,506)	358,526	61,459	—	53,932	2,878,965
High Yield (FKA Focused High Yield)	129,350	1,595,050	(7,608)	1,716,792	29,631	—	1,330	5,854,261
International Core	68,403	4,225	(72,628)	—	74,140	—	425,399	—
International Growth	—	57,387	(4,509)	52,878	—	—	(1,924)	1,096,162

       25

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Growth Opportunities	113,480	2,892	(9,682)	106,690	—	—	(5,781)	1,309,081
International Growth Stock	140,568	180,744	(6,417)	314,895	—	—	2,210	3,722,054
International Small Cap	175,498	21,216	(11,105)	185,609	—	—	27,836	3,116,368
International Small Company	298,580	31,839	(23,388)	307,031	—	—	39,385	3,116,368
International Value	215,081	28,204	(22,607)	220,678	—	—	35,933	3,277,071
International Value Equity	168,047	259,865	(10,816)	417,096	—	—	2,148	3,107,366
Mid Cap Stock	291,118	80,815	(21,718)	350,215	—	—	18,205	6,594,556
Mid Value	242,145	61,120	(37,583)	265,682	—	—	64,032	4,458,150
Natural Resources	548,703	—	(295,663)	253,040	—	—	(1,586,020)	3,112,398
Real Estate Equity	174,626	42,412	(16,065)	200,973	—	—	(946)	2,281,047
Real Return Bond	1,485,046	18,467	(143,450)	1,360,063	145,377	—	(5,347)	15,055,901
Redwood	310,623	1,246	(24,981)	286,888	—	—	3,370	2,960,686
Science & Technology	349,020	1,857	(158,066)	192,811	—	—	(340,463)	2,273,238
Short Duration Credit Opportunities	2,300,136	25,679	(555,679)	1,770,136	173,996	—	(286,227)	16,887,098
Small Cap Growth	127,819	28,466	(20,124)	136,161	—	—	8,626	1,109,708
Small Cap Value	47,696	23,250	(8,356)	62,590	—	—	5,188	1,336,304
Small Company Growth	49,772	14,333	(6,337)	57,768	—	—	(7,810)	1,103,371
Small Company Value	33,932	866	(5,916)	28,882	—	—	69,662	890,717
Spectrum Income	1,591,868	12,219	(256,190)	1,347,897	129,699	—	37,154	14,072,049
Strategic Equity Allocation	7,017,609	86,223	(620,670)	6,483,162	—	—	1,717,213	86,096,397
Strategic Growth	275,615	96,850	(92,548)	279,917	—	—	7,573	4,501,065
Strategic Income Opportunities	2,426,284	134,751	(157,813)	2,403,222	168,953	—	(24,735)	25,329,962
Total Return	2,259,445	54,260	(180,581)	2,133,124	294,206	—	(30,025)	28,370,544
U.S. Growth (FKA U.S. Equity)	809,752	123,836	(933,588)	—	85,067	$1,038,377	(652,008)	—
U.S. High Yield Bond	382,792	24,766	(29,255)	378,303	60,390	—	12,938	4,176,463
Value	155,930	32,529	(19,376)	169,083	—	—	6,489	1,910,636
Value Equity	153,964	109,499	(42,431)	221,032	—	—	27,053	2,442,402
					$2,391,995	$1,038,377	$467,555	$460,952,477
Retirement Living through 2010 Portfolio
Absolute Return Currency	518,573	18,573	(56,476)	480,670	—	—	$11,495	$4,753,831
Active Bond	2,806,230	44,404	(767,263)	2,083,371	$248,736	—	(51,759)	20,792,045
Alpha Opportunities	92,513	2,199	(83,775)	10,937	—	—	240,568	121,730
Asia Total Return Bond	499,838	22,162	(25,220)	496,780	—	—	(9,426)	4,649,861
Blue Chip Growth	71,813	664	(11,462)	61,015	—	—	210,313	2,002,507
Capital Appreciation	128,725	49,542	(61,047)	117,220	—	—	87,192	1,947,026
Capital Appreciation Value	1,002,833	—	(101,252)	901,581	—	—	66,857	10,422,279
Core Bond	612,742	923,587	(59,329)	1,477,000	46,162	—	4,440	19,171,461
Core High Yield	181,836	3,039	(184,875)	—	16,167	—	(213,295)	—
Disciplined Value	60,956	75,477	(45,789)	90,644	—	—	46,227	1,754,866
Emerging Markets	158,183	13,496	(65,491)	106,188	—	—	212,561	976,929
Emerging Markets Debt	523,135	88,561	(29,797)	581,899	65,844	—	(13,651)	5,277,825
Emerging Markets Equity	158,878	6,730	(54,202)	111,406	—	—	(63,825)	979,262
Equity Income	132,273	59,825	(55,309)	136,789	16,400	—	41,994	2,659,177
Financial Industries	23,133	—	(23,133)	—	—	—	40,055	—
Floating Rate Income	2,190,638	27,690	(511,192)	1,707,136	236,910	—	(410,026)	14,561,867
Fundamental Global Franchise	121,856	159,031	(3,267)	277,620	—	—	4,607	3,600,728
Fundamental Large Cap Core	—	41,094	(3,471)	37,623	—	—	2,411	1,750,586
Fundamental Large Cap Value	142,001	5,021	(147,022)	—	—	—	371,137	—
Global Absolute Return Strategies	737,506	29,438	(48,373)	718,571	—	—	(41,945)	7,149,786
Global Bond	456,880	45,047	(18,976)	482,951	—	—	15,245	5,887,169
Global Equity	359,817	93,346	(30,502)	422,661	—	—	312	4,594,321
Global Income	528,760	13,963	(184,542)	358,181	62,065	—	(140,760)	3,263,031

       26

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Real Estate	117,521	10,323	(6,632)	121,212	—	—	(1,916)	1,187,879
Global Shareholder Yield	315,241	11,737	(17,384)	309,594	18,323	—	262	3,136,187
Global Short Duration Credit	457,890	7,992	(93,034)	372,848	53,421	—	(99,526)	3,351,901
High Yield	235,251	5,860	(21,865)	219,246	38,068	—	32,899	1,760,545
High Yield (FKA Focused High Yield)	80,661	958,914	(4,060)	1,035,515	18,144	—	589	3,531,107
International Core	30,371	1,949	(32,320)	—	33,530	—	158,406	—
International Growth	—	31,708	(2,633)	29,075	—	—	(981)	602,716
International Growth Opportunities	50,272	1,230	(3,627)	47,875	—	—	(2,767)	587,427
International Growth Stock	57,704	100,951	(1,926)	156,729	—	—	509	1,852,537
International Small Cap	77,367	4,724	(3,235)	78,856	—	—	8,245	1,323,989
International Small Company	132,607	7,493	(7,784)	132,316	—	—	14,821	1,343,011
International Value	95,992	19,125	(10,617)	104,500	—	—	17,378	1,551,832
International Value Equity	66,373	145,799	(3,132)	209,040	—	—	591	1,557,351
Mid Cap Stock	131,626	32,013	(8,641)	154,998	—	—	5,685	2,918,609
Mid Value	109,419	26,437	(17,301)	118,555	—	—	26,470	1,989,349
Natural Resources	267,235	—	(152,776)	114,459	—	—	(755,831)	1,407,851
Real Estate Equity	97,529	25,404	(8,063)	114,870	—	—	(2,463)	1,303,776
Real Return Bond	925,657	17,493	(57,785)	885,365	91,839	—	(4,256)	9,800,988
Redwood	190,128	1,505	(15,449)	176,184	—	—	3,260	1,818,214
Science & Technology	46,362	612	(46,974)	—	—	—	(23,136)	—
Short Duration Credit Opportunities	1,360,026	19,376	(311,902)	1,067,500	104,152	—	(136,280)	10,183,954
Short Term Government Income	—	57,628	(2,234)	55,394	—	—	(8)	525,688
Small Cap Growth	51,664	69,575	(14,459)	106,780	—	—	2,228	870,255
Small Cap Value	19,273	26,751	(4,591)	41,433	—	—	2,130	884,585
Small Company Growth	20,068	501	(20,569)	—	—	—	(3,918)	—
Small Company Value	13,700	540	(14,240)	—	—	—	124,001	—
Spectrum Income	945,648	10,955	(143,708)	812,895	77,922	—	39,509	8,486,628
Strategic Equity Allocation	3,335,087	59,331	(302,372)	3,092,046	—	—	769,066	41,062,370
Strategic Growth	132,963	52,309	(64,012)	121,260	—	—	62,337	1,949,857
Strategic Income Opportunities	1,438,637	101,458	(90,790)	1,449,305	101,370	—	21,073	15,275,672
Total Return	1,599,194	27,288	(174,854)	1,451,628	210,616	—	(41,068)	19,306,658
U.S. Growth (FKA U.S. Equity)	429,640	70,596	(500,236)	—	45,836	$559,500	(318,478)	—
U.S. High Yield Bond	223,972	20,679	(17,052)	227,599	35,743	—	5,538	2,512,695
Value	70,473	15,222	(10,246)	75,449	—	—	(8,322)	852,578
Value Equity	74,783	59,341	(5,369)	128,755	—	—	3,274	1,422,740
					$1,521,248	$559,500	$310,048	$260,675,236

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ1	11/16
This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.		1/17

John Hancock

Retirement Choices Portfolios

Quarterly portfolio holdings 11/30/16

Portfolio's investmentsRetirement Choices Portfolios

RETIREMENT CHOICES AT 2060 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.6%
EQUITY - 70.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	350,957	$4,660,707
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	6,076	57,662
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,611,716)		$4,718,369
UNAFFILIATED INVESTMENT COMPANIES - 28.0%
EXCHANGE-TRADED FUNDS - 28.0%
Financial Select Sector SPDR Fund	2,112	47,541
iShares Edge MSCI Min Vol USA ETF	3,696	164,287
iShares iBoxx $ Investment Grade Corporate Bond ETF	277	32,365
PowerShares Senior Loan Portfolio	5,642	130,556
SPDR Barclays High Yield Bond ETF	9,948	359,322
Vanguard Dividend Appreciation ETF	1,299	110,103
Vanguard Energy ETF	427	44,088
Vanguard FTSE Emerging Markets ETF	4,598	166,540
Vanguard Health Care ETF	436	55,219
Vanguard Information Technology ETF	758	91,225
Vanguard Intermediate-Term Corporate Bond ETF	1,631	139,760
Vanguard Materials ETF	124	14,014
Vanguard REIT ETF	504	40,517
Vanguard Total Bond Market ETF	5,603	453,227
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,862,119)		$1,848,764
SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUNDS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	98,219	98,219
TOTAL SHORT-TERM INVESTMENTS (Cost $98,219)		$98,219
Total investments (Cost $6,572,054) - 101.1%		$6,665,352
Other assets and liabilities, net - (1.1%)		(75,188)
TOTAL NET ASSETS - 100.0%		$6,590,164

RETIREMENT CHOICES AT 2055 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.7%
EQUITY - 70.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	8,875,838	$117,871,135
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	153,691	1,458,531
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $115,907,124)		$119,329,666
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
EXCHANGE-TRADED FUNDS - 28.3%
Financial Select Sector SPDR Fund	39,505	889,258
iShares Edge MSCI Min Vol USA ETF	95,030	4,224,084
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,148	835,172
PowerShares Senior Loan Portfolio	144,255	3,338,061
SPDR Barclays High Yield Bond ETF	254,308	9,185,605
Vanguard Dividend Appreciation ETF	33,245	2,817,846
Vanguard Energy ETF	10,941	1,129,658
Vanguard FTSE Emerging Markets ETF	118,276	4,283,957
Vanguard Health Care ETF	11,161	1,413,541
Vanguard Information Technology ETF	19,405	2,335,392
Vanguard Intermediate-Term Corporate Bond ETF	41,871	3,587,926
Vanguard Materials ETF	3,193	360,873
Vanguard REIT ETF	13,124	1,055,038
Vanguard Total Bond Market ETF	143,679	11,622,194
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,504,388)		$47,078,605
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	155,190	155,190
TOTAL SHORT-TERM INVESTMENTS (Cost $155,190)		$155,190
Total investments (Cost $162,566,702) - 100.1%		$166,563,461
Other assets and liabilities, net - (0.1%)		(92,615)
TOTAL NET ASSETS - 100.0%		$166,470,846

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2050 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.8%
EQUITY - 70.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	28,067,886	$372,741,527
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	482,103	4,575,155
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $336,863,946)		$377,316,682
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
EXCHANGE-TRADED FUNDS - 28.3%
Financial Select Sector SPDR Fund	168,970	3,803,515
iShares Edge MSCI Min Vol USA ETF	300,184	13,343,179
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,339	2,610,089
PowerShares Senior Loan Portfolio	452,985	10,482,073
SPDR Barclays High Yield Bond ETF	798,570	28,844,348
Vanguard Dividend Appreciation ETF	105,485	8,940,909
Vanguard Energy ETF	34,343	3,545,915
Vanguard FTSE Emerging Markets ETF	371,413	13,452,579
Vanguard Health Care ETF	34,992	4,431,737
Vanguard Information Technology ETF	61,313	7,379,020
Vanguard Intermediate-Term Corporate Bond ETF	130,932	11,219,563
Vanguard Materials ETF	10,068	1,137,885
Vanguard REIT ETF	41,193	3,311,505
Vanguard Total Bond Market ETF	449,786	36,383,189
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $145,018,229)		$148,885,506
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	758,550	758,550
TOTAL SHORT-TERM INVESTMENTS (Cost $758,550)		$758,550
Total investments (Cost $482,640,725) - 100.2%		$526,960,738
Other assets and liabilities, net - (0.2%)		(978,208)
TOTAL NET ASSETS - 100.0%		$525,982,530

RETIREMENT CHOICES AT 2045 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.6%
EQUITY - 71.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	36,497,913	$484,692,282
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	467,613	4,437,649
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $424,847,651)		$489,129,931
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
EXCHANGE-TRADED FUNDS - 28.5%
Financial Select Sector SPDR Fund	219,721	4,945,920
iShares Edge MSCI Min Vol USA ETF	389,363	17,307,185
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,443	5,075,880
PowerShares Senior Loan Portfolio	585,781	13,554,972
SPDR Barclays High Yield Bond ETF	1,032,677	37,300,293
SPDR Barclays Short Term Corporate Bond ETF	110,889	3,386,550
Vanguard Dividend Appreciation ETF	137,121	11,622,376
Vanguard Energy ETF	44,441	4,588,533
Vanguard FTSE Emerging Markets ETF	476,489	17,258,432
Vanguard Health Care ETF	45,499	5,762,448
Vanguard Information Technology ETF	80,420	9,678,547
Vanguard Intermediate-Term Bond ETF	52,942	4,427,010
Vanguard Intermediate-Term Corporate Bond ETF	161,593	13,846,904
Vanguard Materials ETF	13,210	1,492,994
Vanguard REIT ETF	53,121	4,270,397
Vanguard Total Bond Market ETF	491,159	39,729,853
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $187,401,872)		$194,248,294
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	908,455	908,455
TOTAL SHORT-TERM INVESTMENTS (Cost $908,455)		$908,455
Total investments (Cost $613,157,978) - 100.2%		$684,286,680
Other assets and liabilities, net - (0.2%)		(1,168,200)
TOTAL NET ASSETS - 100.0%		$683,118,480

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2040 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 69.6%
EQUITY - 69.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	46,564,877	$618,381,563
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	546,529	5,186,561
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $538,373,030)		$623,568,124
UNAFFILIATED INVESTMENT COMPANIES - 30.4%
EXCHANGE-TRADED FUNDS - 30.4%
Financial Select Sector SPDR Fund	282,427	6,357,432
iShares Edge MSCI Min Vol USA ETF	497,733	22,124,232
iShares iBoxx $ Investment Grade Corporate Bond ETF	64,022	7,480,330
PowerShares Senior Loan Portfolio	758,601	17,554,027
SPDR Barclays High Yield Bond ETF	1,145,856	41,388,319
SPDR Barclays Short Term Corporate Bond ETF	390,467	11,924,862
Vanguard Dividend Appreciation ETF	176,235	14,937,679
Vanguard Energy ETF	56,744	5,858,818
Vanguard FTSE Emerging Markets ETF	644,829	23,355,706
Vanguard Health Care ETF	57,938	7,337,848
Vanguard Information Technology ETF	102,052	12,281,958
Vanguard Intermediate-Term Bond ETF	205,438	17,178,726
Vanguard Intermediate-Term Corporate Bond ETF	211,006	18,081,104
Vanguard Materials ETF	16,849	1,904,274
Vanguard REIT ETF	67,863	5,455,507
Vanguard Total Bond Market ETF	732,563	59,257,020
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $263,649,736)		$272,477,842
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	725,629	725,629
TOTAL SHORT-TERM INVESTMENTS (Cost $725,629)		$725,629
Total investments (Cost $802,748,395) - 100.1%		$896,771,595
Other assets and liabilities, net - (0.1%)		(980,132)
TOTAL NET ASSETS - 100.0%		$895,791,463

RETIREMENT CHOICES AT 2035 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 65.1%
EQUITY - 64.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	56,560,897	$751,128,707
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,328,106	12,603,729
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $648,584,795)		$763,732,436
UNAFFILIATED INVESTMENT COMPANIES - 34.9%
EXCHANGE-TRADED FUNDS - 34.9%
Financial Select Sector SPDR Fund	338,639	7,622,764
iShares Edge MSCI Min Vol USA ETF	597,377	26,553,408
iShares iBoxx $ Investment Grade Corporate Bond ETF	103,451	12,087,215
PowerShares Senior Loan Portfolio	999,882	23,137,269
SPDR Barclays High Yield Bond ETF	1,342,424	48,488,355
SPDR Barclays Short Term Corporate Bond ETF	1,210,558	36,970,441
Vanguard Dividend Appreciation ETF	210,391	17,832,741
Vanguard Energy ETF	67,592	6,978,874
Vanguard FTSE Emerging Markets ETF	783,765	28,387,968
Vanguard Health Care ETF	69,003	8,739,230
Vanguard Information Technology ETF	123,774	14,896,201
Vanguard Intermediate-Term Bond ETF	352,840	29,504,481
Vanguard Intermediate-Term Corporate Bond ETF	555,948	47,639,184
Vanguard Materials ETF	20,148	2,277,127
Vanguard REIT ETF	80,936	6,506,445
Vanguard Short-Term Corporate Bond ETF	40,040	3,179,977
Vanguard Total Bond Market ETF	1,094,390	88,525,208
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $399,595,317)		$409,326,888
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	550,554	550,554
TOTAL SHORT-TERM INVESTMENTS (Cost $550,554)		$550,554
Total investments (Cost $1,048,730,666) - 100.1%		$1,173,609,878
Other assets and liabilities, net - (0.1%)		(833,325)
TOTAL NET ASSETS - 100.0%		$1,172,776,553

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2030 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 55.9%
EQUITY - 54.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	58,841,944	$781,421,015
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,602,109	15,204,018
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $666,651,292)		$796,625,033
UNAFFILIATED INVESTMENT COMPANIES - 44.1%
EXCHANGE-TRADED FUNDS - 44.1%
Financial Select Sector SPDR Fund	344,582	7,756,541
iShares Edge MSCI Min Vol USA ETF	687,966	30,580,089
iShares iBoxx $ Investment Grade Corporate Bond ETF	204,463	23,889,457
PowerShares Senior Loan Portfolio	1,214,195	28,096,472
SPDR Barclays High Yield Bond ETF	1,440,022	52,013,595
SPDR Barclays Short Term Corporate Bond ETF	1,233,316	37,665,471
Vanguard Dividend Appreciation ETF	243,876	20,670,930
Vanguard Energy ETF	69,204	7,145,313
Vanguard FTSE Emerging Markets ETF	985,779	35,704,915
Vanguard Health Care ETF	70,229	8,894,503
Vanguard Information Technology ETF	125,690	15,126,792
Vanguard Intermediate-Term Bond ETF	706,698	59,094,087
Vanguard Intermediate-Term Corporate Bond ETF	863,064	73,955,954
Vanguard Materials ETF	20,785	2,349,121
Vanguard REIT ETF	83,072	6,678,158
Vanguard Short-Term Bond ETF	530,693	42,248,470
Vanguard Short-Term Corporate Bond ETF	473,231	37,584,006
Vanguard Total Bond Market ETF	1,734,588	140,310,821
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $621,503,211)		$629,764,695
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	971,105	971,105
TOTAL SHORT-TERM INVESTMENTS (Cost $971,105)		$971,105
Total investments (Cost $1,289,125,608) - 100.1%		$1,427,360,833
Other assets and liabilities, net - (0.1%)		(1,294,871)
TOTAL NET ASSETS - 100.0%		$1,426,065,962

RETIREMENT CHOICES AT 2025 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 40.4%
EQUITY - 38.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	43,455,680	$577,091,433
FIXED INCOME - 1.8%
Short Term Government Income, Class NAV (JHAM) (A)(1)	2,761,403	26,205,714
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $487,926,632)		$603,297,147
UNAFFILIATED INVESTMENT COMPANIES - 59.7%
EXCHANGE-TRADED FUNDS - 59.7%
Financial Select Sector SPDR Fund	271,499	6,111,442
iShares Edge MSCI Min Vol USA ETF	624,343	27,752,046
iShares iBoxx $ Investment Grade Corporate Bond ETF	291,430	34,050,681
PowerShares Senior Loan Portfolio	1,290,795	29,868,996
SPDR Barclays High Yield Bond ETF	1,326,535	47,914,444
SPDR Barclays Short Term Corporate Bond ETF	2,148,853	65,625,971
Vanguard Dividend Appreciation ETF	219,676	18,619,738
Vanguard Energy ETF	53,770	5,551,753
Vanguard FTSE Emerging Markets ETF	747,024	27,057,209
Vanguard Health Care ETF	55,336	7,008,304
Vanguard Information Technology ETF	97,931	11,785,996
Vanguard Intermediate-Term Bond ETF	830,609	69,455,525
Vanguard Intermediate-Term Corporate Bond ETF	1,665,594	142,724,750
Vanguard Materials ETF	16,121	1,821,995
Vanguard REIT ETF	65,535	5,268,359
Vanguard Short-Term Bond ETF	1,225,126	97,532,281
Vanguard Short-Term Corporate Bond ETF	821,147	65,215,495
Vanguard Total Bond Market ETF	2,839,423	229,680,926
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $890,227,869)		$893,045,911
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	2,067,004	2,067,004
TOTAL SHORT-TERM INVESTMENTS (Cost $2,067,004)		$2,067,004
Total investments (Cost $1,380,221,505) - 100.2%		$1,498,410,062
Other assets and liabilities, net - (0.2%)		(2,311,034)
TOTAL NET ASSETS - 100.0%		$1,496,099,028

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2020 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 23.6%
EQUITY - 21.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	15,960,324	$211,953,104
FIXED INCOME - 1.7%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,723,332	16,354,424
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $176,586,941)		$228,307,528
UNAFFILIATED INVESTMENT COMPANIES - 76.4%
EXCHANGE-TRADED FUNDS - 76.4%
Financial Select Sector SPDR Fund	91,829	2,067,071
iShares Edge MSCI Min Vol USA ETF	278,379	12,373,947
iShares iBoxx $ Investment Grade Corporate Bond ETF	238,954	27,919,385
iShares TIPS Bond ETF	47,660	5,407,504
PowerShares Senior Loan Portfolio	840,947	19,459,514
SPDR Barclays High Yield Bond ETF	812,102	29,333,124
SPDR Barclays Short Term Corporate Bond ETF	2,267,918	69,262,216
Vanguard Dividend Appreciation ETF	97,823	8,291,477
Vanguard Energy ETF	18,155	1,874,504
Vanguard FTSE Emerging Markets ETF	280,485	10,159,167
Vanguard Health Care ETF	18,703	2,368,735
Vanguard Information Technology ETF	33,352	4,013,913
Vanguard Intermediate-Term Bond ETF	772,440	64,591,433
Vanguard Intermediate-Term Corporate Bond ETF	1,167,958	100,082,321
Vanguard Materials ETF	5,430	613,699
Vanguard REIT ETF	22,215	1,785,864
Vanguard Short-Term Bond ETF	1,158,214	92,205,417
Vanguard Short-Term Corporate Bond ETF	1,001,635	79,549,852
Vanguard Short-Term Inflation-Protected Securities ETF (I)	110,887	5,474,491
Vanguard Total Bond Market ETF	2,480,670	200,661,394
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $740,936,121)		$737,495,028
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	162,371	162,371
TOTAL SHORT-TERM INVESTMENTS (Cost $162,371)		$162,371
Total investments (Cost $917,685,433) - 100.0%		$965,964,927
Other assets and liabilities, net - 0.0%		(270,758)
TOTAL NET ASSETS - 100.0%		$965,694,169

RETIREMENT CHOICES INCOME PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 7.6%
EQUITY - 5.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,521,444	$33,484,771
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,271,782	12,069,214
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $37,178,845)		$45,553,985
UNAFFILIATED INVESTMENT COMPANIES - 92.4%
EXCHANGE-TRADED FUNDS - 92.4%
Financial Select Sector SPDR Fund	40,536	912,465
iShares Edge MSCI Min Vol USA ETF	537,400	23,887,430
iShares iBoxx $ Investment Grade Corporate Bond ETF	128,568	15,021,885
iShares TIPS Bond ETF	66,450	7,539,417
PowerShares Senior Loan Portfolio	522,367	12,087,572
SPDR Barclays High Yield Bond ETF	503,389	18,182,411
SPDR Barclays Short Term Corporate Bond ETF	3,268,284	99,813,393
Vanguard Dividend Appreciation ETF	124,097	10,518,462
Vanguard Energy ETF	5,776	596,372
Vanguard FTSE Emerging Markets ETF	35,147	1,273,024
Vanguard Health Care ETF	4,489	568,532
Vanguard Information Technology ETF	7,959	957,866
Vanguard Intermediate-Term Corporate Bond ETF	210,438	18,032,432
Vanguard Short-Term Bond ETF	1,288,592	102,584,809
Vanguard Short-Term Corporate Bond ETF	1,254,790	99,655,422
Vanguard Short-Term Inflation-Protected Securities ETF (I)	153,081	7,557,609
Vanguard Total Bond Market ETF	1,707,903	138,152,274
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $554,835,057)		$557,341,375
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	116,643	116,643
TOTAL SHORT-TERM INVESTMENTS (Cost $116,643)		$116,643
Total investments (Cost $592,130,545) - 100.0%		$603,012,003
Other assets and liabilities, net - 0.0%		239,662
TOTAL NET ASSETS - 100.0%		$603,251,665

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

Percentages are based upon net assets.
ETF	Exchange-Traded Fund
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Exchange-traded funds held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The tax cost of investments owned on November 30, 2016, for federal income tax purposes, was as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
Retirement Choices at 2060 Portfolio	$6,572,054	$123,374	($30,076)	$93,298
Retirement Choices at 2055 Portfolio	162,853,512	4,102,847	(392,898)	3,709,949
Retirement Choices at 2050 Portfolio	484,486,313	46,033,067	(3,558,642)	42,474,425
Retirement Choices at 2045 Portfolio	616,146,192	73,147,151	(5,006,663)	68,140,488
Retirement Choices at 2040 Portfolio	806,088,643	97,193,278	(6,510,326)	90,682,952
Retirement Choices at 2035 Portfolio	1,053,818,243	129,744,508	(9,952,873)	119,791,635
Retirement Choices at 2030 Portfolio	1,294,653,397	145,415,475	(12,708,039)	132,707,436
Retirement Choices at 2025 Portfolio	1,385,489,045	129,666,087	(16,745,070)	112,921,017
Retirement Choices at 2020 Portfolio	922,057,484	56,618,312	(12,710,869)	43,907,443
Retirement Choices Income Portfolio	598,368,017	10,315,715	(5,671,729)	4,643,986

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2060
Short Term Government Income	3,348	3,607	(879)	6,076	$290	—	(100)	$57,662
Strategic Equity Allocation	198,728	199,918	(47,689)	350,957	—	—	(7,447)	4,660,707
					$290	—	($7,547)	$4,718,369
Retirement Choices at 2055
Short Term Government Income	138,562	19,418	(4,289)	153,691	$10,121	—	($681)	$1,458,531
Strategic Equity Allocation	8,224,995	892,853	(242,010)	8,875,838	—	—	(230,362)	117,871,135
					$10,121	—	($231,043)	$119,329,666
Retirement Choices at 2050
Short Term Government Income	475,797	27,024	(20,718)	482,103	$33,205	—	($6,050)	$4,575,155
Strategic Equity Allocation	28,130,631	779,719	(842,464)	28,067,886	—	—	(615,078)	372,741,527

       8

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
					$33,205	—	($621,128)	$377,316,682
Retirement Choices at 2045
Short Term Government Income	462,077	22,148	(16,612)	467,613	$32,421	—	($6,801)	$4,437,649
Strategic Equity Allocation	36,571,347	753,443	(826,877)	36,497,913	—	—	(521,635)	484,692,282
					$32,421	—	($528,436)	$489,129,931
Retirement Choices at 2040
Short Term Government Income	546,165	32,866	(32,502)	546,529	$37,962	—	($13,544)	$5,186,561
Strategic Equity Allocation	46,636,594	1,035,428	(1,107,145)	46,564,877	—	—	(774,784)	618,381,563
					$37,962	—	($788,328)	$623,568,124
Retirement Choices at 2035
Short Term Government Income	1,354,510	39,872	(66,276)	1,328,106	$93,436	—	($29,197)	12,603,729
Strategic Equity Allocation	57,719,235	228,868	(1,387,206)	56,560,897	—	—	(718,965)	751,128,707
					$93,436	—	($748,162)	$763,732,436
Retirement Choices at 2030
Short Term Government Income	1,626,746	34,612	(59,249)	1,602,109	$112,375	—	($27,601)	$15,204,018
Strategic Equity Allocation	59,363,860	801,293	(1,323,209)	58,841,944	—	—	(387,462)	781,421,015
					$112,375	—	($415,063)	$796,625,033
Retirement Choices at 2025
Short Term Government Income	2,810,108	64,960	(113,665)	2,761,403	$193,340	—	($50,963)	$26,205,714
Strategic Equity Allocation	44,132,694	677,363	(1,354,377)	43,455,680	—	—	326,890	577,091,433
					$193,340	—	$275,927	$603,297,147
Retirement Choices at 2020
Short Term Government Income	1,766,167	26,951	(69,786)	1,723,332	$120,480	—	($30,651)	$16,354,424
Strategic Equity Allocation	16,498,935	416,581	(955,192)	15,960,324	—	—	962,816	211,953,104
					$120,480	—	$932,165	$228,307,528
Retirement Choices Income
Short Term Government Income	1,304,256	20,565	(53,039)	1,271,782	$89,239	—	($11,580)	$12,069,214
Strategic Equity Allocation	2,645,843	127,602	(252,001)	2,521,444	—	—	339,336	33,484,771
					$89,239	—	$327,756	$45,553,985

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ1	11/16
This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.		1/17

John Hancock

Retirement Living II Portfolios

Quarterly portfolio holdings 11/30/16

Portfolio's investmentsRetirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2060 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.9%
Equity - 61.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	109,874	$1,459,128
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,428,357)		1,459,128
UNAFFILIATED INVESTMENT COMPANIES - 37.9%
Exchange-traded funds - 37.9%
Financial Select Sector SPDR Fund	1,872	42,139
iShares Edge MSCI Min Vol USA ETF	2,639	117,304
iShares J.P. Morgan USD Emerging Markets Bond ETF	70	7,652
iShares TIPS Bond ETF	34	3,858
PowerShares Senior Loan Portfolio	778	18,003
SPDR Bloomberg Barclays High Yield Bond ETF	891	32,183
Vanguard Dividend Appreciation ETF	926	78,488
Vanguard Energy ETF	294	30,356
Vanguard FTSE Developed Markets ETF	1,242	44,662
Vanguard FTSE Emerging Markets ETF	2,078	75,265
Vanguard Health Care ETF	124	15,705
Vanguard Information Technology ETF	491	59,092
Vanguard Intermediate-Term Bond ETF	189	15,804
Vanguard Intermediate-Term Corporate Bond ETF	527	45,159
Vanguard Materials ETF	85	9,607
Vanguard Mid-Cap ETF	699	91,821
Vanguard REIT ETF	294	23,635
Vanguard S&P 500 ETF	466	94,318
Vanguard Short-Term Corporate Bond ETF	244	19,378
Vanguard Short-Term Inflation-Protected Securities ETF (I)	78	3,851
Vanguard Small-Cap ETF	225	28,634
Vanguard Total Bond Market ETF	456	36,886
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $884,064)		$893,800
SHORT-TERM INVESTMENTS - 2.6%
Money market funds - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2810% (Y)	60,460	60,462
TOTAL SHORT-TERM INVESTMENTS (Cost $60,460)		$60,462
Total investments (Cost $2,372,881) - 102.4%		$2,413,390
Other assets and liabilities, net - (2.4%)		(56,135)
Total net assets - 100.0%		$2,357,255

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.2%
Equity - 62.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,764,819	$23,436,791
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $22,725,265)		23,436,791
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Exchange-traded funds - 37.6%
Financial Select Sector SPDR Fund	25,867	582,266
iShares Edge MSCI Min Vol USA ETF	42,418	1,885,480
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,136	124,176
iShares TIPS Bond ETF	547	62,063
PowerShares Senior Loan Portfolio	8,494	196,551
SPDR Bloomberg Barclays High Yield Bond ETF	14,321	517,275
Vanguard Dividend Appreciation ETF	14,906	1,263,433
Vanguard Energy ETF	4,734	488,786
Vanguard FTSE Developed Markets ETF	20,042	720,710
Vanguard FTSE Emerging Markets ETF	33,325	1,207,032
Vanguard Health Care ETF	2,000	253,300
Vanguard Information Technology ETF	7,903	951,126
Vanguard Intermediate-Term Bond ETF	3,038	254,038
Vanguard Intermediate-Term Corporate Bond ETF	8,466	725,452
Vanguard Materials ETF	1,374	155,289
Vanguard Mid-Cap ETF	11,233	1,475,567
Vanguard REIT ETF	4,694	377,351
Vanguard S&P 500 ETF	7,498	1,517,595
Vanguard Short-Term Corporate Bond ETF	3,922	311,485
Vanguard Short-Term Inflation-Protected Securities ETF (I)	1,257	62,058
Vanguard Small-Cap ETF	3,629	461,827
Vanguard Total Bond Market ETF	7,335	593,328
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $13,576,276)		$14,186,188
Total investments (Cost $36,301,541) - 99.8%		$37,622,979
Other assets and liabilities, net - 0.2%		62,727
Total net assets - 100.0%		$37,685,706

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.0%
Equity - 62.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,469,419	$32,793,881
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $31,902,359)		32,793,881
UNAFFILIATED INVESTMENT COMPANIES - 37.9%
Exchange-traded funds - 37.9%
Financial Select Sector SPDR Fund	37,774	850,293
iShares Edge MSCI Min Vol USA ETF	59,664	2,652,065
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,597	174,568
iShares TIPS Bond ETF	782	88,726
PowerShares Senior Loan Portfolio	12,198	282,262
SPDR Bloomberg Barclays High Yield Bond ETF	20,088	725,579
Vanguard Dividend Appreciation ETF	20,906	1,771,993
Vanguard Energy ETF	5,297	546,915
Vanguard FTSE Developed Markets ETF	28,047	1,008,570
Vanguard FTSE Emerging Markets ETF	46,994	1,702,123
Vanguard Health Care ETF	2,802	354,873
Vanguard Information Technology ETF	11,195	1,347,318
Vanguard Intermediate-Term Bond ETF	4,273	357,308
Vanguard Intermediate-Term Corporate Bond ETF	11,896	1,019,368
Vanguard Materials ETF	1,581	178,685
Vanguard Mid-Cap ETF	15,910	2,089,938
Vanguard REIT ETF	6,686	537,488
Vanguard S&P 500 ETF	11,375	2,302,300
Vanguard Short-Term Corporate Bond ETF	5,512	437,763
Vanguard Short-Term Inflation-Protected Securities ETF (I)	1,795	88,619
Vanguard Small-Cap ETF	5,294	673,714
Vanguard Total Bond Market ETF	10,302	833,329
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $19,150,958)		$20,023,797
Total investments (Cost $51,053,317) - 99.9%		$52,817,678
Other assets and liabilities, net - 0.1%		29,686
Total net assets - 100.0%		$52,847,364

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.1%
Equity - 62.1%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,811,126	$50,611,746
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $49,473,025)		50,611,746
UNAFFILIATED INVESTMENT COMPANIES - 37.9%
Exchange-traded funds - 37.9%
Financial Select Sector SPDR Fund	59,217	1,332,975
iShares Edge MSCI Min Vol USA ETF	92,246	4,100,335
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,469	269,886
iShares TIPS Bond ETF	1,210	137,287
PowerShares Senior Loan Portfolio	19,167	443,524
SPDR Bloomberg Barclays High Yield Bond ETF	31,024	1,120,587
Vanguard Dividend Appreciation ETF	32,316	2,739,104
Vanguard Energy ETF	8,550	882,788
Vanguard FTSE Developed Markets ETF	43,360	1,559,226
Vanguard FTSE Emerging Markets ETF	72,639	2,630,985
Vanguard Health Care ETF	4,331	548,521
Vanguard Information Technology ETF	17,153	2,064,364
Vanguard Intermediate-Term Bond ETF	6,606	552,394
Vanguard Intermediate-Term Corporate Bond ETF	18,392	1,576,010
Vanguard Materials ETF	2,498	282,324
Vanguard Mid-Cap ETF	24,376	3,202,031
Vanguard REIT ETF	10,329	830,348
Vanguard S&P 500 ETF	17,316	3,504,758
Vanguard Short-Term Corporate Bond ETF	8,523	676,897
Vanguard Short-Term Inflation-Protected Securities ETF (I)	2,776	137,051
Vanguard Small-Cap ETF	7,922	1,008,154
Vanguard Total Bond Market ETF	15,928	1,288,416
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $29,635,061)		$30,887,965
Total investments (Cost $79,108,086) - 100.0%		$81,499,711
Other assets and liabilities, net - 0.0%		36,096
Total net assets - 100.0%		$81,535,807

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.0%
Equity - 62.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,726,548	$62,768,561
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $60,876,377)		62,768,561
UNAFFILIATED INVESTMENT COMPANIES - 37.8%
Exchange-traded funds - 37.8%
Financial Select Sector SPDR Fund	77,023	1,733,788
iShares Edge MSCI Min Vol USA ETF	113,884	5,062,144
iShares J.P. Morgan USD Emerging Markets Bond ETF	3,041	332,412
iShares TIPS Bond ETF	1,492	169,282
PowerShares Senior Loan Portfolio	24,312	562,580
SPDR Bloomberg Barclays High Yield Bond ETF	38,326	1,384,335
Vanguard Dividend Appreciation ETF	39,966	3,387,518
Vanguard Energy ETF	10,493	1,083,402
Vanguard FTSE Developed Markets ETF	53,564	1,926,161
Vanguard FTSE Emerging Markets ETF	89,686	3,248,427
Vanguard Health Care ETF	5,351	677,704
Vanguard Information Technology ETF	21,190	2,550,217
Vanguard Intermediate-Term Bond ETF	8,140	680,667
Vanguard Intermediate-Term Corporate Bond ETF	22,665	1,942,164
Vanguard Materials ETF	3,046	344,259
Vanguard Mid-Cap ETF	30,051	3,947,499
Vanguard REIT ETF	12,695	1,020,551
Vanguard S&P 500 ETF	21,458	4,343,099
Vanguard Short-Term Corporate Bond ETF	10,502	834,069
Vanguard Short-Term Inflation-Protected Securities ETF (I)	3,425	169,092
Vanguard Small-Cap ETF	9,709	1,235,567
Vanguard Total Bond Market ETF	19,628	1,587,709
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,424,573)		$38,222,646
Total investments (Cost $97,300,950) - 99.8%		$100,991,207
Other assets and liabilities, net - 0.2%		155,835
Total net assets - 100.0%		$101,147,042

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 59.5%
Equity - 59.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,882,783	$78,123,357
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $76,117,025)		78,123,357
UNAFFILIATED INVESTMENT COMPANIES - 40.4%
Exchange-traded funds - 40.4%
Financial Select Sector SPDR Fund	93,762	2,110,583
iShares Edge MSCI Min Vol USA ETF	142,327	6,326,435
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,276	576,720
iShares TIPS Bond ETF	6,370	722,740
PowerShares Senior Loan Portfolio	35,986	832,716
SPDR Bloomberg Barclays High Yield Bond ETF	77,846	2,811,798
Vanguard Dividend Appreciation ETF	50,208	4,255,630
Vanguard Energy ETF	13,202	1,363,107
Vanguard FTSE Developed Markets ETF	60,745	2,184,390
Vanguard FTSE Emerging Markets ETF	107,025	3,876,446
Vanguard Health Care ETF	6,609	837,030
Vanguard Information Technology ETF	25,817	3,107,076
Vanguard Intermediate-Term Bond ETF	15,319	1,280,975
Vanguard Intermediate-Term Corporate Bond ETF	42,623	3,652,365
Vanguard Materials ETF	3,888	439,422
Vanguard Mid-Cap ETF	37,330	4,903,669
Vanguard REIT ETF	15,515	1,247,251
Vanguard S&P 500 ETF	28,162	5,699,989
Vanguard Short-Term Corporate Bond ETF	19,839	1,575,613
Vanguard Short-Term Inflation-Protected Securities ETF (I)	14,644	722,974
Vanguard Small-Cap ETF	11,670	1,485,124
Vanguard Total Bond Market ETF	36,823	2,978,612
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $50,658,268)		$52,990,665
Total investments (Cost $126,775,293) - 99.9%		$131,114,022
Other assets and liabilities, net - 0.1%		73,172
Total net assets - 100.0%		$131,187,194

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 53.5%
Equity - 53.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	6,645,111	$88,247,080
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $86,195,178)		88,247,080
UNAFFILIATED INVESTMENT COMPANIES - 46.6%
Exchange-traded funds - 46.6%
Financial Select Sector SPDR Fund	114,085	2,568,053
iShares Edge MSCI Min Vol USA ETF	162,344	7,216,191
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,101	1,541,380
iShares TIPS Bond ETF	13,115	1,488,028
PowerShares Senior Loan Portfolio	97,702	2,260,824
SPDR Bloomberg Barclays High Yield Bond ETF	200,743	7,250,837
Vanguard Dividend Appreciation ETF	57,125	4,841,915
Vanguard Energy ETF	14,271	1,473,481
Vanguard FTSE Developed Markets ETF	37,343	1,342,854
Vanguard FTSE Emerging Markets ETF	99,681	3,610,446
Vanguard Health Care ETF	7,799	987,743
Vanguard Information Technology ETF	29,964	3,606,167
Vanguard Intermediate-Term Bond ETF	31,895	2,667,060
Vanguard Intermediate-Term Corporate Bond ETF	88,825	7,611,414
Vanguard Materials ETF	4,242	479,431
Vanguard Mid-Cap ETF	41,062	5,393,904
Vanguard REIT ETF	19,062	1,532,394
Vanguard S&P 500 ETF	44,108	8,927,459
Vanguard Short-Term Corporate Bond ETF	41,169	3,269,642
Vanguard Short-Term Inflation-Protected Securities ETF (I)	30,139	1,487,962
Vanguard Small-Cap ETF	8,956	1,139,741
Vanguard Total Bond Market ETF	76,997	6,228,287
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $74,500,220)		$76,925,213
Total investments (Cost $160,695,398) - 100.1%		$165,172,293
Other assets and liabilities, net - (0.1%)		(162,864)
Total net assets - 100.0%		$165,009,429

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 45.9%
Equity - 45.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,690,755	$75,573,227
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $73,721,770)		75,573,227
UNAFFILIATED INVESTMENT COMPANIES - 54.2%
Exchange-traded funds - 54.2%
Financial Select Sector SPDR Fund	101,024	2,274,050
iShares Edge MSCI Min Vol USA ETF	184,984	8,222,539
iShares J.P. Morgan USD Emerging Markets Bond ETF	18,510	2,023,328
iShares TIPS Bond ETF	17,456	1,980,558
PowerShares Senior Loan Portfolio	190,036	4,397,433
SPDR Bloomberg Barclays High Yield Bond ETF	310,068	11,199,656
Vanguard Dividend Appreciation ETF	65,003	5,509,654
Vanguard Energy ETF	13,875	1,432,594
Vanguard FTSE Developed Markets ETF	19,084	686,261
Vanguard FTSE Emerging Markets ETF	65,633	2,377,227
Vanguard Health Care ETF	6,727	851,975
Vanguard Information Technology ETF	25,112	3,022,229
Vanguard Intermediate-Term Bond ETF	49,307	4,123,051
Vanguard Intermediate-Term Corporate Bond ETF	137,396	11,773,463
Vanguard Materials ETF	4,033	455,810
Vanguard Mid-Cap ETF	32,954	4,328,837
Vanguard REIT ETF	20,756	1,668,575
Vanguard S&P 500 ETF	26,524	5,368,458
Vanguard Short-Term Corporate Bond ETF	63,624	5,053,018
Vanguard Short-Term Inflation-Protected Securities ETF (I)	40,136	1,981,514
Vanguard Small-Cap ETF	5,928	754,397
Vanguard Total Bond Market ETF	119,011	9,626,800
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $86,800,180)		$89,111,427
Total investments (Cost $160,521,950) - 100.1%		$164,684,654
Other assets and liabilities, net - (0.1%)		(183,572)
Total net assets - 100.0%		$164,501,082

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 38.1%
Equity - 38.1%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,551,961	$47,170,048
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $45,896,033)		47,170,048
UNAFFILIATED INVESTMENT COMPANIES - 62.0%
Exchange-traded funds - 62.0%
Financial Select Sector SPDR Fund	67,640	1,522,576
iShares Edge MSCI Min Vol USA ETF	132,297	5,880,602
iShares J.P. Morgan USD Emerging Markets Bond ETF	15,857	1,733,329
iShares TIPS Bond ETF	16,041	1,820,012
PowerShares Senior Loan Portfolio	206,583	4,780,331
SPDR Bloomberg Barclays High Yield Bond ETF	319,826	11,552,115
Vanguard Dividend Appreciation ETF	47,122	3,994,061
Vanguard Energy ETF	10,465	1,080,511
Vanguard FTSE Developed Markets ETF	12,673	455,721
Vanguard FTSE Emerging Markets ETF	28,529	1,033,320
Vanguard Health Care ETF	4,221	534,590
Vanguard Information Technology ETF	17,156	2,064,725
Vanguard Intermediate-Term Bond ETF	51,462	4,303,252
Vanguard Intermediate-Term Corporate Bond ETF	143,318	12,280,919
Vanguard Materials ETF	3,068	346,745
Vanguard Mid-Cap ETF	18,824	2,472,721
Vanguard REIT ETF	17,508	1,407,468
Vanguard S&P 500 ETF	8,824	1,785,978
Vanguard Short-Term Corporate Bond ETF	66,415	5,274,679
Vanguard Short-Term Inflation-Protected Securities ETF (I)	36,851	1,819,334
Vanguard Small-Cap ETF	3,671	467,171
Vanguard Total Bond Market ETF	124,235	10,049,369
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $75,492,241)		$76,659,529
Total investments (Cost $121,388,274) - 100.1%		$123,829,577
Other assets and liabilities, net - (0.1%)		(160,062)
Total net assets - 100.0%		$123,669,515

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 31.0%
Equity - 31.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,096,975	$14,567,827
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $13,923,556)		14,567,827
UNAFFILIATED INVESTMENT COMPANIES - 69.5%
Exchange-traded funds - 69.5%
Financial Select Sector SPDR Fund	12,606	283,761
iShares Edge MSCI Min Vol USA ETF	54,650	2,429,193
iShares J.P. Morgan USD Emerging Markets Bond ETF	7,252	792,716
iShares TIPS Bond ETF	7,223	819,522
PowerShares Senior Loan Portfolio	96,423	2,231,228
SPDR Bloomberg Barclays High Yield Bond ETF	135,313	4,887,506
Vanguard Dividend Appreciation ETF	19,205	1,627,816
Vanguard Energy ETF	3,267	337,318
Vanguard FTSE Developed Markets ETF	2,246	80,766
Vanguard FTSE Emerging Markets ETF	7,894	285,921
Vanguard Health Care ETF	793	100,433
Vanguard Information Technology ETF	3,362	404,617
Vanguard Intermediate-Term Bond ETF	25,585	2,139,418
Vanguard Intermediate-Term Corporate Bond ETF	71,309	6,110,468
Vanguard Materials ETF	962	108,725
Vanguard Mid-Cap ETF	5,608	736,667
Vanguard REIT ETF	5,959	479,044
Vanguard S&P 500 ETF	1,311	265,346
Vanguard Short-Term Corporate Bond ETF	33,038	2,623,878
Vanguard Short-Term Inflation-Protected Securities ETF (I)	16,601	819,591
Vanguard Small-Cap ETF	881	112,116
Vanguard Total Bond Market ETF	61,765	4,996,171
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,337,157)		$32,672,221
Total investments (Cost $46,260,713) - 100.5%		$47,240,048
Other assets and liabilities, net - (0.5%)		(213,567)
Total net assets - 100.0%		$47,026,481

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

As of 11-30-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 25.5%
Equity - 25.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	536,882	$7,129,791
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,726,752)		7,129,791
UNAFFILIATED INVESTMENT COMPANIES - 74.6%
Exchange-traded funds - 74.6%
Financial Select Sector SPDR Fund	1,794	40,383
iShares Edge MSCI Min Vol USA ETF	29,167	1,296,473
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,712	515,069
iShares TIPS Bond ETF	4,726	536,212
PowerShares Senior Loan Portfolio	78,814	1,823,756
SPDR Bloomberg Barclays High Yield Bond ETF	82,576	2,982,645
Vanguard Dividend Appreciation ETF	10,263	869,892
Vanguard Energy ETF	1,578	162,929
Vanguard FTSE Developed Markets ETF	128	4,603
Vanguard FTSE Emerging Markets ETF	3,252	117,787
Vanguard Information Technology ETF	448	53,917
Vanguard Intermediate-Term Bond ETF	17,620	1,473,384
Vanguard Intermediate-Term Corporate Bond ETF	49,098	4,207,208
Vanguard Materials ETF	473	53,458
Vanguard Mid-Cap ETF	2,606	342,324
Vanguard REIT ETF	3,090	248,405
Vanguard S&P 500 ETF	1,366	276,478
Vanguard Short-Term Corporate Bond ETF	22,736	1,805,693
Vanguard Short-Term Inflation-Protected Securities ETF (I)	10,859	536,109
Vanguard Small-Cap ETF	246	31,306
Vanguard Total Bond Market ETF	42,520	3,439,443
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,600,329)		$20,817,474
Total investments (Cost $27,327,081) - 100.1%		$27,947,265
Other assets and liabilities, net - (0.1%)		(32,285)
Total net assets - 100.0%		$27,914,980

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November 30, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2060 Portfolio	$2,372,915	$49,434	($8,959)	$40,475
Retirement Living through II 2055 Portfolio	36,411,606	1,256,336	(44,963)	1,211,373
Retirement Living through II 2050 Portfolio	51,246,316	1,634,003	(62,641)	1,571,362
Retirement Living through II 2045 Portfolio	79,376,098	2,251,231	(127,618)	2,123,613
Retirement Living through II 2040 Portfolio	97,802,725	3,275,451	(86,969)	3,188,482
Retirement Living through II 2035 Portfolio	127,704,091	3,555,863	(145,932)	3,409,931
Retirement Living through II 2030 Portfolio	161,460,209	4,025,776	(313,692)	3,712,084
Retirement Living through II 2025 Portfolio	161,627,028	3,480,147	(422,521)	3,057,626
Retirement Living through II 2020 Portfolio	122,476,079	1,843,390	(489,892)	1,353,498
Retirement Living through II 2015 Portfolio	46,887,998	565,731	(213,681)	352,050
Retirement Living through II 2010 Portfolio	27,911,453	161,406	(125,594)	35,812

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2060 Portfolio
Strategic Equity Allocation	31,276	125,691	(47,093)	109,874	—	—	($9,420)	$1,459,128
Retirement Living through II 2055 Portfolio
Strategic Equity Allocation	1,609,354	173,878	(18,413)	1,764,819	—	—	($17,049)	$23,436,791
Retirement Living through II 2050 Portfolio
Strategic Equity Allocation	2,233,110	245,308	(8,999)	2,469,419	—	—	($9,354)	$32,793,881
Retirement Living through II 2045 Portfolio
Strategic Equity Allocation	3,543,259	330,089	(62,222)	3,811,126	—	—	($67,774)	$50,611,746
Retirement Living through II 2040 Portfolio
Strategic Equity Allocation	4,469,998	362,851	(106,301)	4,726,548	—	—	($106,283)	$62,768,561

       8

Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2035 Portfolio
Strategic Equity Allocation	5,515,795	446,205	(79,217)	5,882,783	—	—	($77,817)	$78,123,357
Retirement Living through II 2030 Portfolio
Strategic Equity Allocation	6,334,330	423,267	(112,486)	6,645,111	—	—	($96,172)	$88,247,080
Retirement Living through II 2025 Portfolio
Strategic Equity Allocation	5,547,088	246,086	(102,419)	5,690,755	—	—	($80,057)	$75,573,227
Retirement Living through II 2020 Portfolio
Strategic Equity Allocation	3,451,719	250,368	(150,126)	3,551,961	—	—	($119,712)	$47,170,048
Retirement Living through II 2015 Portfolio
Strategic Equity Allocation	1,106,008	86,229	(95,262)	1,096,975	—	—	($66,468)	$14,567,827
Retirement Living through II 2010 Portfolio
Strategic Equity Allocation	578,202	65,690	(107,010)	536,882	—	—	($17,989)	$7,129,791

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q1	11/16
This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.		1/17

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 28.1%
U.S. Government - 11.9%
Treasury Inflation Protected Securities
0.375%, 07/15/2025		$10,464,937	$10,424,983
U.S. Treasury Bonds
2.250%, 08/15/2046		80,460,000	67,765,584
2.500%, 02/15/2045		16,198,000	14,478,858
U.S. Treasury Notes
1.000%, 10/15/2019		9,885,000	9,776,878
1.500%, 02/28/2023 to 03/31/2023		38,000,000	36,567,266
1.625%, 03/31/2019		8,000,000	8,075,312
2.000%, 07/31/2020 to 11/15/2026		75,675,000	73,607,134
2.125%, 09/30/2021		8,000,000	8,084,376
2.250%, 03/31/2021 to 04/30/2021		8,000,000	8,152,188
2.375%, 05/31/2018		3,700,000	3,773,711
			240,706,290
U.S. Government Agency - 16.2%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 10/01/2046		16,532,200	16,505,966
3.500%, 01/01/2042 to 10/01/2046		20,670,305	21,325,663
4.000%, 01/01/2041 to 02/01/2044		8,414,325	8,892,813
4.500%, 02/01/2040 to 10/01/2041		8,327,337	9,008,664
5.000%, 03/01/2041		2,169,228	2,391,658
Federal National Mortgage Association
2.544%, 01/01/2036 (P)		293,961	307,156
2.681%, 05/01/2035 (P)		322,213	335,348
2.780%, 04/01/2036 (P)		67,958	71,024
3.000%, TBA (C)		52,250,000	51,976,503
3.000%, 07/01/2027 to 05/01/2043		16,277,545	16,348,548
3.052%, 07/01/2033 (P)		837	884
3.500%, TBA (C)		26,000,000	26,672,344
3.500%, 02/01/2026 to 07/01/2046		42,052,967	43,367,906
4.000%, TBA (C)		14,500,000	15,253,320
4.000%, 12/01/2024 to 10/01/2046		59,273,023	62,653,476
4.500%, 02/01/2041 to 11/01/2042		24,088,580	26,083,305
5.000%, 05/01/2018 to 04/01/2041		9,842,131	10,878,359
5.500%, 02/01/2018 to 03/01/2039		9,294,939	10,478,857
6.000%, 09/01/2022 to 02/01/2036		1,890,355	2,135,681
6.250%, 05/15/2029		157,000	210,185
6.500%, 01/01/2039 to 06/01/2039		939,243	1,076,223
7.000%, 04/01/2017 to 06/01/2032		4,881	5,728
7.500%, 09/01/2029 to 08/01/2031		1,022	1,209
Government National Mortgage Association
4.000%, 02/15/2041		3,481,417	3,699,005
5.000%, 04/15/2035		11,972	13,328
5.500%, 03/15/2035		6,725	7,701
6.000%, 03/15/2033 to 06/15/2033		5,732	6,596
6.500%, 09/15/2028 to 08/15/2031		1,263	1,454
7.000%, 04/15/2029		1,009	1,179
8.000%, 10/15/2026		501	588
			329,710,671
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $572,604,856)			$570,416,961

FOREIGN GOVERNMENT
OBLIGATIONS - 0.2%
Argentina - 0.2%
City of Buenos Aires
7.500%, 06/01/2027 (S)		750,000	750,000
Provincia de Buenos Aires
7.875%, 06/15/2027 (S)		1,260,000	1,234,800
9.125%, 03/16/2024 (S)		300,000	317,250
Republic of Argentina
7.500%, 04/22/2026 (S)		1,105,000	1,114,945
8.280%, 12/31/2033		694,009	709,971
Republic of Argentina, GDP-Linked Note
4.693%, 12/15/2035 (I)*	ARS	393,449	2,319
			4,129,285
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	12,144
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,280
9.375%, 04/01/2029		1,000	1,420
			9,700
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,008,188)			$4,151,129

CORPORATE BONDS - 42.5%
Consumer discretionary - 4.5%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,077,204
6.150%, 02/15/2041		700,000	826,166
6.650%, 11/15/2037		865,000	1,069,348
6.750%, 01/09/2038		2,000	2,363
7.750%, 12/01/2045		9,000	12,565
Advance Auto Parts, Inc.
4.500%, 12/01/2023		2,350,000	2,427,501
Altice Financing SA
6.500%, 01/15/2022 (S)		350,000	360,719
6.625%, 02/15/2023 (S)		605,000	614,075
Amazon.com, Inc.
3.800%, 12/05/2024		1,000,000	1,046,626
American Honda Finance Corp.
1.700%, 02/22/2019		1,680,000	1,676,727
AutoNation, Inc.
4.500%, 10/01/2025		665,000	666,234
AutoZone, Inc.
3.125%, 04/21/2026		1,465,000	1,406,926
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	954,450
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		406,000	421,225
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		1,070,000	933,575
Charter Communications Operating LLC
6.484%, 10/23/2045 (S)		1,195,000	1,338,382
Chester Downs & Marina LLC
9.250%, 02/01/2020 (S)		880,000	853,600
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		827,000	834,236
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,298,024
Delphi Automotive PLC
4.250%, 01/15/2026		1,410,000	1,462,475
Eldorado Resorts, Inc.
7.000%, 08/01/2023		425,000	449,438
Expedia, Inc.
5.000%, 02/15/2026		2,620,000	2,692,469
Ford Motor Company
4.750%, 01/15/2043		725,000	679,177

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC
2.551%, 10/05/2018	$840,000	$845,364
5.875%, 08/02/2021	2,823,000	3,115,971
General Motors Company
4.875%, 10/02/2023	2,230,000	2,327,322
6.250%, 10/02/2043	1,215,000	1,307,626
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,380,000	1,361,675
4.000%, 01/15/2025	1,950,000	1,892,590
5.250%, 03/01/2026	785,000	819,684
GLP Capital LP
5.375%, 04/15/2026	800,000	818,000
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	763,856	754,605
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,003,469
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024 (S)	485,000	498,338
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,562,267
International Game Technology PLC
6.500%, 02/15/2025 (S)	765,000	812,813
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,310,000	1,244,500
L Brands, Inc.
6.625%, 04/01/2021	1,535,000	1,700,013
6.875%, 11/01/2035	880,000	880,000
Lear Corp.
5.250%, 01/15/2025	1,077,000	1,132,196
LG FinanceCo Corp.
5.875%, 11/01/2024 (S)	190,000	189,050
Marriott International, Inc.
3.125%, 06/15/2026	1,500,000	1,427,013
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (S)	295,000	287,256
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,379,875
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	780,000	666,900
Midcontinent Communications
6.875%, 08/15/2023 (S)	760,000	798,950
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (S)	1,240,000	1,241,550
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	1,595,000	1,605,336
Nemak SAB de CV
5.500%, 02/28/2023 (S)	949,000	933,579
Newell Brands, Inc.
2.150%, 10/15/2018	483,000	485,873
4.200%, 04/01/2026	2,780,000	2,893,335
Omnicom Group, Inc.
3.600%, 04/15/2026	2,965,000	2,945,143
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,634,820
QVC, Inc.
4.375%, 03/15/2023	1,555,000	1,516,814
5.125%, 07/02/2022	975,000	996,015
5.450%, 08/15/2034	1,155,000	1,012,374
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,072,500
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	1,400,000	1,400,514
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	370,000	371,850
Service Corp. International
5.375%, 05/15/2024	850,000	883,915
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (S)	1,115,000	1,101,063
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	915,000	956,175
5.375%, 04/15/2025 to 07/15/2026 (S)	2,050,000	2,043,015
Time Warner Cable LLC
5.500%, 09/01/2041	1,000,000	995,135
8.250%, 04/01/2019	1,100,000	1,241,294
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	41,829
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	686,560
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,508,523
3.800%, 02/15/2027	1,395,000	1,387,139
7.625%, 04/15/2031	9,000	11,879
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,439,368
4.375%, 04/15/2023	1,000,000	997,500
Under Armour, Inc.
3.250%, 06/15/2026	500,000	470,250
Viacom, Inc.
4.375%, 03/15/2043	3,413,000	2,978,631
6.125%, 10/05/2017	1,500,000	1,553,492
Vista Outdoor, Inc.
5.875%, 10/01/2023	1,022,000	1,062,880
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	67,905	0
WMG Acquisition Corp.
4.875%, 11/01/2024 (S)	656,000	649,440
6.750%, 04/15/2022 (S)	1,220,000	1,277,950
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,337,000
6.250%, 03/15/2018	88,000	92,602
6.875%, 11/15/2037	250,000	245,000
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	910,000	912,275
		91,911,600
Consumer staples - 2.1%
Anheuser-Busch Companies LLC
6.500%, 02/01/2043	10,000	12,765
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	3,495,000	3,730,308
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026	1,500,000	1,441,928
8.500%, 06/15/2019	1,130,000	1,299,686
Cargill, Inc.
4.760%, 11/23/2045 (S)	824,000	870,451
Constellation Brands, Inc.
4.750%, 11/15/2024	415,000	445,722
CVS Health Corp.
2.875%, 06/01/2026	735,000	695,006
5.125%, 07/20/2045	1,770,000	1,936,854
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	307,680	404,746
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,074,690
Fomento Economico Mexicano SAB de CV
4.375%, 05/10/2043	2,000,000	1,882,470
General Mills, Inc.
5.700%, 02/15/2017	245,000	247,245

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	$1,000,000	$1,043,855
Kraft Heinz Foods Company
2.000%, 07/02/2018	1,686,000	1,689,281
4.875%, 02/15/2025 (S)	705,000	766,243
5.200%, 07/15/2045	1,175,000	1,248,547
6.125%, 08/23/2018	429,000	459,667
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)	205,000	204,488
4.875%, 11/01/2026 (S)	205,000	203,975
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,046,468
Molson Coors Brewing Company
1.450%, 07/15/2019	645,000	634,876
3.000%, 07/15/2026	1,310,000	1,232,134
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/2019 (S)	1,485,000	1,459,759
PepsiCo, Inc.
1.500%, 02/22/2019	1,480,000	1,474,610
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	1,100,000	1,212,750
Revlon Consumer Products Corp.
5.750%, 02/15/2021	775,000	770,156
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,991,034
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	505,107
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,470,658
SUPERVALU, Inc.
7.750%, 11/15/2022 (L)	1,120,000	1,108,800
The Clorox Company
5.950%, 10/15/2017	500,000	520,109
The Kroger Company
6.800%, 12/15/2018	920,000	1,010,499
7.000%, 05/01/2018	580,000	623,022
Tops Holding II Corp.
8.750%, 06/15/2018	408,000	361,080
Tops Holding LLC
8.000%, 06/15/2022 (S)	1,660,000	1,431,750
Vector Group, Ltd.
7.750%, 02/15/2021	745,000	776,663
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	2,810,000	2,814,063
4.650%, 06/01/2046	280,000	274,165
Whole Foods Market, Inc.
5.200%, 12/03/2025	2,065,000	2,161,541
		42,537,171
Energy - 5.7%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	1,100,000	971,259
5.550%, 03/15/2026 (L)	2,200,000	2,400,306
8.700%, 03/15/2019	500,000	567,035
Antero Midstream Partners LP
5.375%, 09/15/2024 (S)	1,095,000	1,119,638
Apache Corp.
5.100%, 09/01/2040	1,000,000	1,001,919
6.900%, 09/15/2018	455,000	491,457
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,084,752
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	702,608
4.750%, 03/10/2019	1,000,000	1,060,263
Buckeye Partners LP
3.950%, 12/01/2026	1,500,000	1,435,856
4.875%, 02/01/2021	1,104,000	1,171,057
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,316,187
Cenovus Energy, Inc.
4.450%, 09/15/2042	1,475,000	1,213,180
Cimarex Energy Company
4.375%, 06/01/2024	1,690,000	1,731,253
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,018
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (S)	920,000	874,867
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	1,830,000	1,899,256
ConocoPhillips Canada Funding
Company
5.950%, 10/15/2036	1,000,000	1,122,763
ConocoPhillips Company
2.875%, 11/15/2021	1,250,000	1,254,883
5.950%, 03/15/2046	1,425,000	1,688,487
Continental Resources, Inc.
4.900%, 06/01/2044	2,100,000	1,785,000
5.000%, 09/15/2022	1,928,000	1,923,180
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,010,000	1,126,150
DCP Midstream LLC
(5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	955,000	811,750
DCP Midstream Operating LP
2.700%, 04/01/2019	935,000	929,156
3.875%, 03/15/2023	890,000	853,955
Devon Energy Corp.
5.000%, 06/15/2045	1,400,000	1,302,091
Devon Financing Company LLC
7.875%, 09/30/2031	1,060,000	1,290,719
Emera US Finance LP
3.550%, 06/15/2026 (S)	820,000	804,548
Enbridge Energy Partners LP
4.375%, 10/15/2020	810,000	846,017
5.500%, 09/15/2040	1,675,000	1,622,509
7.500%, 04/15/2038	600,000	702,476
Enbridge, Inc.
4.250%, 12/01/2026	1,120,000	1,123,993
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,025,000
Energen Corp.
4.625%, 09/01/2021	1,000,000	1,007,500
Energy Transfer Partners LP
5.150%, 03/15/2045	1,265,000	1,133,144
5.950%, 10/01/2043	700,000	687,735
6.700%, 07/01/2018	700,000	745,896
9.700%, 03/15/2019	878,000	1,011,169
EnLink Midstream Partners LP
4.850%, 07/15/2026	1,890,000	1,856,078
Enterprise Products Operating LLC
4.593%, 08/01/2066 (P)	1,285,000	1,206,294
4.850%, 08/15/2042	500,000	480,078
6.125%, 10/15/2039	1,000,000	1,107,853
6.300%, 09/15/2017	820,000	847,274
6.875%, 03/01/2033	209,000	245,149
EQT Corp.
4.875%, 11/15/2021	1,625,000	1,731,360

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Fortive Corp.
3.150%, 06/15/2026 (S)	$2,300,000	$2,257,183
Gulfport Energy Corp.
6.000%, 10/15/2024 (S)	295,000	300,163
Halliburton Company
3.800%, 11/15/2025	1,000,000	1,002,922
Hess Corp.
5.600%, 02/15/2041	2,250,000	2,078,422
5.800%, 04/01/2047	1,500,000	1,444,151
Kerr-McGee Corp.
6.950%, 07/01/2024	705,000	818,317
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	531,860
7.300%, 08/15/2033	212,000	240,842
7.750%, 03/15/2032	755,000	889,830
Kinder Morgan, Inc.
4.300%, 06/01/2025	865,000	871,739
5.550%, 06/01/2045	2,800,000	2,787,439
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,220,000	1,231,112
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	786,438
MPLX LP
4.000%, 02/15/2025	940,000	893,305
4.875%, 12/01/2024 to 06/01/2025	1,761,000	1,775,978
National Oilwell Varco, Inc.
2.600%, 12/01/2022	2,400,000	2,208,506
Newfield Exploration Company
5.625%, 07/01/2024	1,190,000	1,227,188
5.750%, 01/30/2022	690,000	714,150
Nexen Energy ULC
6.400%, 05/15/2037	1,625,000	1,930,518
Noble Energy, Inc.
4.150%, 12/15/2021	1,400,000	1,447,996
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	278,750
6.200%, 08/01/2040	500,000	282,500
Occidental Petroleum Corp.
3.400%, 04/15/2026	2,060,000	2,058,381
4.400%, 04/15/2046	1,600,000	1,581,482
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,362,059
Petro-Canada
6.050%, 05/15/2018	396,000	418,692
Petrobras Global Finance BV
5.625%, 05/20/2043	1,335,000	947,850
Petroleos Mexicanos
4.875%, 01/24/2022	1,025,000	994,763
Phillips 66
4.875%, 11/15/2044	1,500,000	1,539,360
Plains All American Pipeline LP
4.900%, 02/15/2045	1,700,000	1,490,249
Regency Energy Partners LP
5.000%, 10/01/2022	290,000	306,588
5.500%, 04/15/2023	1,735,000	1,793,393
5.875%, 03/01/2022	285,000	314,897
Resolute Energy Corp.
8.500%, 05/01/2020	705,000	706,763
Schlumberger Holdings Corp.
3.625%, 12/21/2022 (S)	2,000,000	2,072,590
Shell International Finance BV
4.375%, 05/11/2045	2,050,000	2,012,352
Sinopec Group Overseas Development 2015, Ltd.
3.250%, 04/28/2025 (S)	1,250,000	1,195,714
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,048,351
6.750%, 02/15/2032	511,000	565,964
Summit Midstream Holdings LLC
7.500%, 07/01/2021	840,000	879,900
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	804,813
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,421,615
3.900%, 07/15/2026	1,840,000	1,749,343
4.400%, 04/01/2021	1,205,000	1,271,828
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (S)	410,000	405,900
Teekay Offshore Partners LP
6.000%, 07/30/2019	1,505,000	1,267,963
Tesoro Logistics LP
5.250%, 01/15/2025	495,000	501,188
6.125%, 10/15/2021	1,235,000	1,292,119
6.375%, 05/01/2024	1,025,000	1,104,438
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	706,093
TransCanada PipeLines, Ltd.
3.750%, 10/16/2023	2,000,000	2,063,956
7.125%, 01/15/2019	400,000	438,152
Williams Partners LP
4.000%, 09/15/2025	800,000	770,694
4.300%, 03/04/2024	1,300,000	1,292,795
4.875%, 05/15/2023 to 03/15/2024	2,945,000	2,969,631
		116,673,303
Financials - 12.8%
Ally Financial, Inc.
3.250%, 11/05/2018	1,010,000	1,010,000
5.125%, 09/30/2024	2,055,000	2,049,863
American Express Bank FSB
6.000%, 09/13/2017	805,000	833,030
American International Group, Inc.
3.300%, 03/01/2021	1,300,000	1,333,011
3.900%, 04/01/2026	2,170,000	2,194,493
American International Group, Inc.
(6.250% to 03/15/2037, then
3 month LIBOR + 2.056%)
03/15/2087	100,000	101,625
Ameriprise Financial, Inc.
2.875%, 09/15/2026	1,500,000	1,432,961
Aquarius & Investments PLC
(6.375% to 09/01/2019, then
5 Year U.S. Swap Rate + 5.210%)
09/01/2024	1,210,000	1,259,897
Ares Capital Corp.
3.875%, 01/15/2020	1,125,000	1,140,926
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023	2,000,000	2,049,340
Assurant, Inc.
4.000%, 03/15/2023	1,740,000	1,703,236
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024	1,100,000	1,164,955
Australia & New Zealand Banking
Group, Ltd. (6.750% to
06/15/2026, then 5 Year U.S.
ISDAFIX + 5.168%)
06/15/2026 (Q)(S)	655,000	693,607
AXA SA
8.600%, 12/15/2030	625,000	868,875

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA (6.379% to 12/14/2036,
then 3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	$845,000	$915,938
AXA SA (6.463% to 12/14/2018,
then 3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	1,005,820
Bank of America Corp.
3.875%, 08/01/2025	1,500,000	1,525,020
3.950%, 04/21/2025	455,000	450,524
4.200%, 08/26/2024	1,055,000	1,071,254
4.250%, 10/22/2026	970,000	975,408
4.450%, 03/03/2026	2,055,000	2,108,348
5.000%, 05/13/2021	1,000,000	1,085,980
5.625%, 07/01/2020	1,000,000	1,101,200
5.650%, 05/01/2018	1,000,000	1,050,823
5.750%, 12/01/2017	849,000	882,035
6.875%, 04/25/2018	1,985,000	2,117,810
7.625%, 06/01/2019	685,000	771,157
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)	1,505,000	1,497,490
Bank of America Corp. (6.300% to
03/10/2026, then 3 month
LIBOR + 4.553%)
03/10/2026 (Q)	635,000	661,988
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)	1,465,000	1,486,975
BankUnited, Inc.
4.875%, 11/17/2025	1,210,000	1,178,925
Barclays Bank PLC
10.179%, 06/12/2021 (S)	1,035,000	1,278,709
Barclays PLC
4.375%, 01/12/2026	1,160,000	1,157,912
BPCE SA
4.500%, 03/15/2025 (S)	1,155,000	1,114,888
5.700%, 10/22/2023 (S)	1,475,000	1,540,077
Brookfield Finance, Inc.
4.250%, 06/02/2026	2,000,000	1,967,440
Capital One Financial Corp.
2.450%, 04/24/2019	1,025,000	1,032,469
3.500%, 06/15/2023	605,000	605,426
3.750%, 07/28/2026	3,480,000	3,347,231
4.200%, 10/29/2025	1,520,000	1,520,061
4.750%, 07/15/2021	1,500,000	1,627,395
Capital One Financial Corp.
(5.550% to 06/01/2020, then
3 month LIBOR + 3.800%)
06/01/2020 (Q)	1,015,000	1,006,880
Capital One NA
1.617%, 09/13/2019 (P)	1,000,000	1,003,241
2.350%, 08/17/2018	1,260,000	1,267,799
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,055,625
Citigroup, Inc.
3.500%, 05/15/2023	1,390,000	1,388,919
3.700%, 01/12/2026	2,000,000	1,993,022
4.500%, 01/14/2022	1,000,000	1,073,631
4.600%, 03/09/2026	1,515,000	1,559,229
5.500%, 09/13/2025	1,000,000	1,093,507
Citigroup, Inc. (6.250% to
08/15/2026, then 3 month
LIBOR + 4.517%)
08/15/2026 (Q)	1,680,000	1,726,200
Citizens Financial Group, Inc.
2.375%, 07/28/2021	2,000,000	1,952,040
CNA Financial Corp.
7.250%, 11/15/2023	530,000	623,932
CNO Financial Group, Inc.
5.250%, 05/30/2025	1,450,000	1,448,188
Commerzbank AG
8.125%, 09/19/2023 (S)	1,465,000	1,635,306
Cooperatieve Rabobank UA
(11.000% to 06/30/2019, then
3 month LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,412,000	1,675,762
Credit Acceptance Corp.
6.125%, 02/15/2021	1,215,000	1,224,113
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,400,000	1,374,061
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S.
Swap Rate + 4.697%)
09/23/2019 (Q)(S)	1,030,000	967,907
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S.
Swap Rate + 4.898%)
01/23/2024 (Q)(S)	1,450,000	1,430,092
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S.
Swap Rate + 6.283%)
09/19/2033 (S)	1,105,000	1,180,803
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S.
Swap Rate + 4.598%)
12/11/2023 (Q)(S)	695,000	704,556
Credit Suisse Group Funding Guernsey, Ltd.
4.550%, 04/17/2026	1,095,000	1,110,159
Credito Real SAB de CV SOFOM ER
7.500%, 03/13/2019 (S)	1,055,000	1,086,017
Discover Bank
2.600%, 11/13/2018	1,600,000	1,615,384
Discover Financial Services
3.950%, 11/06/2024	2,325,000	2,295,719
5.200%, 04/27/2022	885,000	953,737
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)	357,413	321,963
Enova International, Inc.
9.750%, 06/01/2021 (L)	1,125,000	1,091,250
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	855,000	801,563
Flagstar Bancorp, Inc.
6.125%, 07/15/2021 (S)	1,030,000	1,070,724
FS Investment Corp.
4.000%, 07/15/2019	1,135,000	1,144,754
Genworth Holdings, Inc.
4.900%, 08/15/2023	400,000	330,000
HBOS PLC
6.750%, 05/21/2018 (S)	1,995,000	2,110,636
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year U.S.
ISDAFIX + 3.705%)
09/17/2024 (Q)	375,000	362,344

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (6.875% to
06/01/2021, then 5 Year U.S.
ISDAFIX + 5.514%)
06/01/2021 (Q)	$1,030,000	$1,063,475
ING Bank NV
5.800%, 09/25/2023 (S)	1,285,000	1,402,344
ING Groep NV (6.500% to
04/16/2025, then 5 Year U.S.
Swap Rate + 4.446%)
04/16/2025 (Q)	455,000	427,131
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,164,236
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,137,349
6.875%, 04/15/2021	1,595,000	1,816,394
8.500%, 07/15/2019 (L)	1,170,000	1,330,510
JPMorgan Chase & Co.
3.200%, 06/15/2026	1,355,000	1,317,704
3.375%, 05/01/2023	1,750,000	1,745,858
4.125%, 12/15/2026	1,400,000	1,433,193
4.500%, 01/24/2022	1,300,000	1,400,968
4.625%, 05/10/2021	2,360,000	2,541,272
6.300%, 04/23/2019	1,267,000	1,390,220
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	1,515,000	1,530,150
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	1,705,000	1,832,875
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,345,410
4.750%, 03/15/2026	2,175,000	2,245,500
Leucadia National Corp.
5.500%, 10/18/2023	3,565,000	3,648,827
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,100,036
Liberty Mutual Group, Inc. (7.800%
to 3/15/2037, then 3 month
LIBOR + 3.576%)
03/07/2087 (S)	1,443,000	1,616,160
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,102,832
8.750%, 07/01/2019	900,000	1,039,955
Lloyds Banking Group PLC
4.650%, 03/24/2026	3,280,000	3,267,234
Lloyds Banking Group PLC
(7.500% to 06/27/2024, then 5 Year
U.S. Swap Rate + 4.760%)
06/27/2024 (Q)	855,000	872,100
Loews Corp.
2.625%, 05/15/2023	870,000	847,096
3.750%, 04/01/2026	2,175,000	2,205,852
M&T Bank Corp. (5.125% to
11/01/2026, then 3 month
LIBOR + 3.520%)
11/01/2026 (Q)	1,370,000	1,323,763
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	1,810,000	1,828,317
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,369,880
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	1,205,000	1,179,996
Markel Corp.
5.000%, 03/30/2043 to 04/05/2046	3,930,000	3,937,261
5.350%, 06/01/2021	1,500,000	1,643,093
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,090,656
MetLife, Inc.
3.000%, 03/01/2025	14,000	13,888
6.400%, 12/15/2066	1,235,000	1,336,888
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,546,634
MGIC Investment Corp.
5.750%, 08/15/2023	392,000	406,700
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,414,444
Morgan Stanley
2.450%, 02/01/2019	1,020,000	1,027,676
3.875%, 01/27/2026	1,485,000	1,502,403
4.100%, 05/22/2023	1,100,000	1,126,331
4.875%, 11/01/2022	1,140,000	1,225,881
5.500%, 01/26/2020 to 07/24/2020	2,720,000	2,966,924
5.625%, 09/23/2019	1,000,000	1,086,260
5.950%, 12/28/2017	290,000	302,972
6.625%, 04/01/2018	140,000	148,560
7.300%, 05/13/2019	2,815,000	3,144,983
Morgan Stanley (5.450% to
07/15/2019, then 3 month
LIBOR + 3.610%)
07/15/2019 (Q)	300,000	294,000
Morgan Stanley (5.550% to
07/15/2020, then 3 month
LIBOR + 3.810%)
07/15/2020 (Q)	775,000	775,969
Nationstar Mortgage LLC
6.500%, 07/01/2021	900,000	906,750
7.875%, 10/01/2020	930,000	950,925
9.625%, 05/01/2019	735,000	769,913
NewStar Financial, Inc.
7.250%, 05/01/2020	1,510,000	1,498,675
Nippon Life Insurance Company
(5.100% to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	1,275,000	1,321,563
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	970,360
Popular, Inc.
7.000%, 07/01/2019	750,000	768,750
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	765,101
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	975,000	971,344
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	768,000	812,314
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	1,770,000	1,699,200
Radian Group, Inc.
5.250%, 06/15/2020	660,000	679,800
7.000%, 03/15/2021	900,000	979,605
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,458,207
4.950%, 07/15/2046	2,500,000	2,295,720

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	$1,500,000	$1,586,673
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,054,766
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,500,000	1,416,899
4.800%, 04/05/2026	3,105,000	3,044,707
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	790,000	722,850
Royal Bank of Scotland Group PLC
(8.625% to 08/15/2021, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (Q)	760,000	747,650
S&P Global, Inc.
4.000%, 06/15/2025	1,555,000	1,599,681
4.400%, 02/15/2026	883,000	936,013
Santander Holdings USA, Inc.
2.700%, 05/24/2019	2,155,000	2,152,259
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	1,315,000	1,270,251
Sirius International Group, Ltd.
(7.506% to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	960,000	966,000
Societe Generale SA (7.375% to
09/13/2021, then 5 Year U.S.
Swap Rate + 6.238%)
09/13/2021 (Q)(S)	1,120,000	1,078,000
Societe Generale SA (8.000% to
09/29/2025, then 5 Year U.S.
ISDAFIX + 5.873%)
09/29/2025 (Q)(S)	1,360,000	1,324,300
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S.
Swap Rate + 6.394%)
11/29/2018 (Q)	795,000	810,900
Standard Chartered PLC
2.100%, 08/19/2019 (S)	2,355,000	2,327,527
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,537,257
Stearns Holdings LLC
9.375%, 08/15/2020 (S)	372,000	372,000
Stifel Financial Corp.
4.250%, 07/18/2024	4,350,000	4,305,821
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	2,037,000	2,047,704
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,000,938
Synovus Financial Corp.
7.875%, 02/15/2019	700,000	770,000
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,640,000	2,096,397
The Allstate Corp. (5.750% to
08/15/2023, then 3 month
LIBOR + 2.938%)
08/15/2053	2,000,000	2,097,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018	920,000	977,138
The Charles Schwab Corp. (7.000%
to 02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,026,000
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	1,065,000	1,061,778
3.625%, 01/22/2023	2,200,000	2,247,245
3.750%, 05/22/2025 to 02/25/2026	2,645,000	2,657,592
4.750%, 10/21/2045	985,000	1,025,684
5.375%, 03/15/2020	1,000,000	1,086,235
5.950%, 01/18/2018	750,000	783,662
6.150%, 04/01/2018	1,000,000	1,054,946
The Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,450,819
6.625%, 03/30/2040	500,000	604,409
The Hartford Financial Services
Group, Inc. (8.125% to
06/15/2018, then 3 month
LIBOR + 4.603%)
06/15/2068	1,615,000	1,742,181
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,272,123
The PNC Financial Services Group,
Inc. (4.850% to 06/01/2023, then
3 month LIBOR + 3.040%)
06/01/2023 (Q)	915,000	869,250
The PNC Financial Services Group,
Inc. (6.750% to 08/01/2021, then
3 month LIBOR + 3.678%)
08/01/2021 (Q)	1,240,000	1,325,250
Trinity Acquisition PLC
4.400%, 03/15/2026	1,450,000	1,466,726
Voya Financial, Inc.
4.800%, 06/15/2046	2,300,000	2,164,364
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	1,497,000	1,474,545
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,096,714
3.500%, 03/08/2022	1,700,000	1,752,902
4.650%, 11/04/2044	775,000	769,872
5.375%, 11/02/2043	2,000,000	2,215,414
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	3,735,000	3,851,121
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then
3 month LIBOR + 3.770%)
03/15/2018 (Q)	1,199,000	1,228,975
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,480,595
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,113,748
		260,024,953
Health care - 3.2%
Abbott Laboratories
3.750%, 11/30/2026	3,300,000	3,248,197
AbbVie, Inc.
3.600%, 05/14/2025	1,625,000	1,601,064
4.400%, 11/06/2042	2,000,000	1,872,728
Actavis Funding SCS
3.800%, 03/15/2025	2,745,000	2,757,075
4.750%, 03/15/2045	850,000	840,931
Aetna, Inc.
2.750%, 11/15/2022	1,500,000	1,487,127

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Agilent Technologies, Inc.
3.875%, 07/15/2023	$930,000	$955,746
Allergan, Inc.
3.375%, 09/15/2020	1,487,000	1,517,831
Amgen, Inc.
4.400%, 05/01/2045	745,000	708,775
Anthem, Inc.
3.300%, 01/15/2023	1,500,000	1,492,724
4.650%, 08/15/2044	1,280,000	1,260,312
6.375%, 06/15/2037	415,000	497,869
Baxter International, Inc.
3.500%, 08/15/2046	1,500,000	1,245,678
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,064,013
6.150%, 11/15/2036	500,000	580,812
Community Health Systems, Inc.
5.125%, 08/01/2021	1,025,000	926,984
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	389,000	369,550
Covidien International Finance SA
6.000%, 10/15/2017	610,000	634,660
DaVita, Inc.
5.000%, 05/01/2025	1,200,000	1,170,000
Express Scripts Holding Company
4.500%, 02/25/2026	1,940,000	2,008,127
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)	800,000	824,000
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,007,500
5.250%, 04/15/2025 to 06/15/2026	1,950,000	1,959,489
7.500%, 02/15/2022	945,000	1,051,313
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,054,192
LifePoint Health, Inc.
5.375%, 05/01/2024 (S)	980,000	945,700
Medco Health Solutions, Inc.
7.125%, 03/15/2018	655,000	697,556
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	800,000	812,000
Medtronic, Inc.
4.625%, 03/15/2045	1,295,000	1,363,283
Molina Healthcare, Inc.
5.375%, 11/15/2022	1,045,000	1,046,306
Mylan NV
2.500%, 06/07/2019 (S)	1,138,000	1,132,581
3.950%, 06/15/2026 (S)	5,040,000	4,718,766
5.250%, 06/15/2046 (S)	690,000	632,196
Mylan, Inc.
2.600%, 06/24/2018	940,000	944,375
Perrigo Company PLC
2.300%, 11/08/2018	2,000,000	2,002,022
Quest Diagnostics, Inc.
4.700%, 03/30/2045	1,250,000	1,227,489
Quintiles IMS, Inc.
4.875%, 05/15/2023 (S)	790,000	805,405
Select Medical Corp.
6.375%, 06/01/2021	1,225,000	1,175,228
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	1,600,000	1,578,610
3.200%, 09/23/2026	3,895,000	3,649,483
Teva Pharmaceutical Finance Company LLC
6.150%, 02/01/2036	9,000	10,134
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026	2,750,000	2,543,404
UnitedHealth Group, Inc.
5.700%, 10/15/2040	1,500,000	1,792,148
5.800%, 03/15/2036	115,000	137,970
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	755,000	762,550
WellCare Health Plans, Inc.
5.750%, 11/15/2020	780,000	799,500
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	2,650,000	2,586,053
		64,499,456
Industrials - 4.5%
AerCap Global Aviation Trust
(6.500% to 06/15/2025, then
3 month LIBOR + 4.300%)
06/15/2045 (S)	1,165,000	1,157,719
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020	1,475,000	1,541,375
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	1,220,000	969,778
Air Canada 2013-1 Class C Pass Through Trust
6.625%, 05/15/2018 (S)	1,010,000	1,049,138
Air Lease Corp.
3.000%, 09/15/2023	2,305,000	2,199,636
3.375%, 01/15/2019 (L)	685,000	698,796
3.375%, 06/01/2021	2,000,000	2,031,932
3.875%, 04/01/2021	760,000	790,400
4.750%, 03/01/2020 (L)	1,500,000	1,593,102
5.625%, 04/01/2017	510,000	516,278
Aircastle, Ltd.
5.500%, 02/15/2022	620,000	651,000
6.250%, 12/01/2019	565,000	610,200
7.625%, 04/15/2020	430,000	483,213
America West Airlines 2000-1
Pass Through Trust
8.057%, 01/02/2022	194,114	218,378
American Airlines 2011-1 Class B
Pass Through Trust
7.000%, 07/31/2019 (S)	1,276,992	1,321,687
American Airlines 2013-2 Class A
Pass Through Trust
4.950%, 07/15/2024	1,929,860	2,067,363
American Airlines 2015-1 Class B
Pass Through Trust
3.700%, 11/01/2024	1,290,515	1,258,252
American Airlines 2016-1 Class A
Pass Through Trust
4.100%, 07/15/2029	747,720	766,413
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	425,000	442,000
British Airways 2013-1 Class A
Pass Through Trust
4.625%, 06/20/2024 (S)	1,644,953	1,743,651
British Airways 2013-1 Class B
Pass Through Trust
5.625%, 12/20/2021 (S)	496,080	518,403
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	755,000	864,475
Caterpillar Financial Services Corp.
1.931%, 10/01/2021 (S)	870,000	841,598
7.150%, 02/15/2019	450,000	500,843
Continental Airlines 1997-4 Class A
Pass Through Trust
6.900%, 07/02/2019	130,322	131,469

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1998-1 Class A
Pass Through Trust
6.648%, 03/15/2019	$71,538	$72,521
Continental Airlines 1999-1 Class A
Pass Through Trust
6.545%, 08/02/2020	230,950	243,364
Continental Airlines 2000-2 Class B
Pass Through Trust
8.307%, 10/02/2019	12,432	13,022
Continental Airlines 2007-1 Class A
Pass Through Trust
5.983%, 10/19/2023	1,135,445	1,248,990
Continental Airlines 2012-1 Class B
Pass Through Trust
6.250%, 10/11/2021	267,785	284,522
Cortes NP Acquisition Corp.
9.250%, 10/15/2024 (S)	385,000	389,813
Delta Air Lines 2002-1 Class G-1
Pass Through Trust
6.718%, 07/02/2024	855,778	975,586
Delta Air Lines 2010-1 Class A
Pass Through Trust
6.200%, 01/02/2020	163,361	172,754
Empresa de Transporte de Pasajeros Metro SA
4.750%, 02/04/2024 (S)	660,000	693,055
EnerSys
5.000%, 04/30/2023 (S)	325,000	325,813
Engility Corp.
8.875%, 09/01/2024 (S)	293,000	301,058
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	2,005,520
FedEx Corp.
4.550%, 04/01/2046	1,000,000	993,983
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	830,000	854,900
GATX Corp.
5.200%, 03/15/2044	400,000	387,676
General Electric Company
1.386%, 08/15/2036 (P)	740,000	631,801
2.700%, 10/09/2022	1,400,000	1,406,483
General Electric Company (5.000%
to 01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	2,554,000	2,630,620
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (S)	1,865,000	1,926,563
International Lease Finance Corp.
5.875%, 04/01/2019	765,000	814,725
7.125%, 09/01/2018 (S)	650,000	705,250
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	1,300,000	1,322,255
L-3 Communications Corp.
3.850%, 12/15/2026	420,000	419,083
Lennox International, Inc.
3.000%, 11/25/2023	2,200,000	2,129,433
Lockheed Martin Corp.
2.900%, 03/01/2025	1,362,000	1,329,549
4.700%, 05/15/2046	1,175,000	1,270,261
LSC Communications, Inc.
8.750%, 10/15/2023 (S)	840,000	819,000
Masco Corp.
4.375%, 04/01/2026	2,335,000	2,352,513
4.450%, 04/01/2025	835,000	847,525
Northwest Airlines 2007-1 Class A
Pass Through Trust
7.027%, 05/01/2021	455,378	511,162
Owens Corning
3.400%, 08/15/2026	1,670,000	1,595,289
4.200%, 12/15/2022	1,205,000	1,248,640
Parker-Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,057,539
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	2,180,000	2,200,717
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)	780,000	838,500
Ryder System, Inc.
2.450%, 11/15/2018	1,850,000	1,867,299
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	569,000	492,185
Stanley Black & Decker, Inc.
(5.750% to 12/15/2018, then
3 month LIBOR + 4.304%)
12/15/2053 (L)	1,350,000	1,417,500
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,895,000	3,576,287
Textron, Inc.
7.250%, 10/01/2019	720,000	807,768
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,727,117
Trinity Industries, Inc.
4.550%, 10/01/2024	887,000	847,025
TTX Company
4.200%, 07/01/2046 (S)	2,300,000	2,188,317
Tutor Perini Corp.
7.625%, 11/01/2018 (L)	1,285,000	1,285,000
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,040,414
4.875%, 01/15/2021	500,000	539,639
6.550%, 10/01/2017	730,000	760,824
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	157,853	159,646
Union Pacific Corp.
4.163%, 07/15/2022	686,000	743,800
United Airlines 2014-2 Class A
Pass Through Trust
3.750%, 03/03/2028	1,529,390	1,559,978
United Airlines 2014-2 Class B
Pass Through Trust
4.625%, 03/03/2024	1,157,411	1,182,006
United Airlines 2016-1 Class A
Pass Through Trust
3.450%, 01/07/2030	690,000	696,900
United Rentals North America, Inc.
5.500%, 07/15/2025	840,000	846,300
5.750%, 11/15/2024	820,000	848,700
6.125%, 06/15/2023	2,000,000	2,103,000
US Airways 2010-1 Class A
Pass Through Trust
6.250%, 10/22/2024	748,114	836,017
US Airways 2012-1 Class A
Pass Through Trust
5.900%, 04/01/2026	855,029	953,358
Verisk Analytics, Inc.
4.000%, 06/15/2025	2,230,000	2,266,006
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	1,860,000	1,927,425
		91,659,095

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology - 1.7%
Activision Blizzard, Inc.
3.400%, 09/15/2026 (S)	$1,345,000	$1,271,871
6.125%, 09/15/2023 (S)	1,460,000	1,595,050
Apple, Inc.
3.850%, 08/04/2046	1,500,000	1,404,909
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	2,820,000	2,952,791
7.125%, 06/15/2024 (S)	350,000	382,127
eBay, Inc.
2.500%, 03/09/2018	790,000	796,172
3.800%, 03/09/2022	1,300,000	1,335,820
Electronic Arts, Inc.
4.800%, 03/01/2026	2,470,000	2,599,680
Fiserv, Inc.
3.850%, 06/01/2025	1,386,000	1,414,420
Hughes Satellite Systems Corp.
5.250%, 08/01/2026 (S)	355,000	335,919
Jabil Circuit, Inc.
4.700%, 09/15/2022	2,668,000	2,745,372
Juniper Networks, Inc.
4.350%, 06/15/2025	1,000,000	1,002,339
Leidos, Inc.
5.500%, 07/01/2033	825,000	723,581
Match Group, Inc.
6.375%, 06/01/2024	800,000	846,000
Micron Technology, Inc.
5.875%, 02/15/2022	910,000	941,850
7.500%, 09/15/2023 (S)	775,000	852,500
Microsoft Corp.
4.450%, 11/03/2045	1,900,000	1,994,151
NCR Corp.
5.875%, 12/15/2021	345,000	360,094
Open Text Corp.
5.875%, 06/01/2026 (S)	820,000	852,800
Qorvo, Inc.
6.750%, 12/01/2023	1,015,000	1,094,931
7.000%, 12/01/2025	1,010,000	1,095,850
QUALCOMM, Inc.
3.450%, 05/20/2025	1,000,000	1,016,537
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	850,000	794,750
VeriSign, Inc.
5.250%, 04/01/2025	855,000	882,788
Visa, Inc.
3.150%, 12/14/2025	1,685,000	1,684,865
4.300%, 12/14/2045	1,226,000	1,277,004
Western Digital Corp.
7.375%, 04/01/2023 (S)	775,000	837,000
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)	855,000	924,546
		34,015,717
Materials - 1.5%
Anglo American Capital PLC
4.125%, 09/27/2022 (S)	1,100,000	1,102,750
Arconic, Inc.
5.125%, 10/01/2024	1,285,000	1,310,700
5.720%, 02/23/2019	150,000	158,316
5.870%, 02/23/2022	650,000	689,813
Ardagh Packaging Finance PLC
7.250%, 05/15/2024 (S)	330,000	344,850
Ashland LLC
4.750%, 08/15/2022	1,000,000	1,028,750
Bemis Company, Inc.
3.100%, 09/15/2026	1,500,000	1,434,258
Boise Cascade Company
5.625%, 09/01/2024 (S)	320,000	313,600
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,095,000	1,186,717
Cascades, Inc.
5.500%, 07/15/2022 (S)	713,000	722,804
Cemex SAB de CV
6.125%, 05/05/2025 (S)	1,015,000	999,775
CF Industries, Inc.
4.950%, 06/01/2043	855,000	677,588
Commercial Metals Company
7.350%, 08/15/2018	610,000	646,600
Eagle Materials, Inc.
4.500%, 08/01/2026	235,000	230,888
Eastman Chemical Company
4.500%, 01/15/2021	68,000	71,803
4.650%, 10/15/2044	1,000,000	964,079
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	1,500,000	1,282,500
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (S)	1,100,000	1,150,875
Glencore Funding LLC
4.000%, 04/16/2025 (S)	1,500,000	1,443,750
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	420,000	451,658
Methanex Corp.
5.650%, 12/01/2044	1,050,000	886,560
Norbord, Inc.
6.250%, 04/15/2023 (S)	745,000	774,800
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	1,490,000	1,452,750
Novelis Corp.
5.875%, 09/30/2026 (S)	285,000	284,644
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	1,645,000	1,624,438
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)	1,070,000	1,032,550
The Chemours Company
6.625%, 05/15/2023 (L)	1,768,000	1,745,900
The Dow Chemical Company
3.000%, 11/15/2022	460,000	459,969
4.125%, 11/15/2021	1,700,000	1,799,198
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,694,370
The Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,033,003
Vale Overseas, Ltd.
6.250%, 08/10/2026	938,000	976,693
		29,976,949
Real estate - 2.8%
American Tower Corp.
3.400%, 02/15/2019	950,000	971,984
4.700%, 03/15/2022	970,000	1,042,115
5.000%, 02/15/2024	1,330,000	1,430,460
5.900%, 11/01/2021	1,500,000	1,692,431
Boston Properties LP
3.700%, 11/15/2018	1,042,000	1,075,835
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,523,798
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	1,200,000	1,195,954

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Crown Castle International Corp.
5.250%, 01/15/2023	$1,000,000	$1,087,060
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	1,104,000	1,181,087
6.113%, 01/15/2040 (S)	1,273,000	1,397,627
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,368,452
EPR Properties
5.250%, 07/15/2023	2,000,000	2,077,962
5.750%, 08/15/2022	1,300,000	1,402,907
Equity Commonwealth
5.875%, 09/15/2020	1,200,000	1,285,588
ERP Operating LP
3.375%, 06/01/2025	605,000	602,305
5.750%, 06/15/2017	342,000	350,011
Essex Portfolio LP
3.375%, 04/15/2026	2,000,000	1,934,408
5.500%, 03/15/2017	1,430,000	1,445,423
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,284,535
4.250%, 11/15/2023	1,000,000	1,019,399
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,103,594
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	1,500,000	1,432,296
Iron Mountain, Inc.
5.750%, 08/15/2024	1,380,000	1,400,424
6.000%, 08/15/2023	1,465,000	1,552,900
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	613,200
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,045,776
MPT Operating Partnership LP
6.375%, 02/15/2022	715,000	733,769
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,731,283
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	840,000	821,045
4.950%, 04/01/2024	1,975,000	1,999,798
5.250%, 01/15/2026	745,000	763,145
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,000,577
Prologis International Funding II SA
4.875%, 02/15/2020 (S)	1,900,000	1,987,780
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	1,029,757
5.375%, 09/15/2017	1,250,000	1,286,000
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	878,644
Ventas Realty LP
3.125%, 06/15/2023	2,000,000	1,959,800
3.500%, 02/01/2025	1,910,000	1,881,455
3.750%, 05/01/2024	545,000	549,513
VEREIT Operating Partnership LP
4.600%, 02/06/2024	1,332,000	1,360,638
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,354,789
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,502,782
Welltower, Inc.
3.750%, 03/15/2023	835,000	848,626
4.500%, 01/15/2024	2,000,000	2,102,652
		56,309,584
Telecommunication services - 1.8%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,356,815
AT&T, Inc.
4.350%, 06/15/2045	762,000	665,147
4.500%, 03/09/2048 (S)	950,000	845,975
4.750%, 05/15/2046	905,000	843,051
5.600%, 05/15/2018	500,000	525,856
CC Holdings GS V LLC
3.849%, 04/15/2023	1,300,000	1,324,164
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	842,500
Cincinnati Bell, Inc.
7.000%, 07/15/2024 (S)	310,000	324,725
Columbus Cable Barbados, Ltd.
7.375%, 03/30/2021 (S)	325,000	345,719
Comcel Trust
6.875%, 02/06/2024 (S)	490,000	488,775
CSC Holdings LLC
5.500%, 04/15/2027 (S)	680,000	674,900
Deutsche Telekom International Finance BV
6.750%, 08/20/2018	870,000	941,711
8.750%, 06/15/2030	227,000	330,734
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	960,000	807,840
Digicel, Ltd.
6.750%, 03/01/2023 (S)	950,000	817,000
Frontier Communications Corp.
8.875%, 09/15/2020	1,180,000	1,231,625
GCI, Inc.
6.875%, 04/15/2025	867,000	864,833
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	815,000	819,075
6.625%, 10/15/2021 (S)	775,000	815,455
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	845,000	759,486
Rogers Communications, Inc.
5.450%, 10/01/2043	2,000,000	2,217,996
SBA Tower Trust
3.598%, 04/15/2043 (S)	1,875,000	1,881,566
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	432,855
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (S)	560,000	561,400
T-Mobile USA, Inc.
6.125%, 01/15/2022	725,000	759,206
6.250%, 04/01/2021	750,000	781,875
Telecom Italia Capital SA
7.200%, 07/18/2036	870,000	869,739
Verizon Communications, Inc.
2.625%, 08/15/2026	2,000,000	1,841,894
4.272%, 01/15/2036	2,045,000	1,948,269
4.400%, 11/01/2034	1,045,000	1,017,649
4.522%, 09/15/2048	615,000	581,855
4.672%, 03/15/2055	2,165,000	2,021,266
4.862%, 08/21/2046	3,035,000	3,042,354
5.012%, 08/21/2054	1,853,000	1,822,138
6.550%, 09/15/2043	103,000	127,967
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	750,000	765,000
		36,298,415

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities - 1.9%
Appalachian Power Company
7.000%, 04/01/2038	$425,000	$555,529
Arizona Public Service Company
5.500%, 09/01/2035	222,000	258,768
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	17,000	16,999
Berkshire Hathaway Energy Company
3.750%, 11/15/2023	2,000,000	2,092,864
BVPS II Funding Corp.
8.890%, 06/01/2017	13,000	13,298
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	13,125
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	211,771
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,060,927
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	2,030,910
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,338,833
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,108,106
Electricite de France SA
3.625%, 10/13/2025 (S)	780,000	780,836
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S.
Swap Rate + 3.709%)
01/29/2023 (Q)(S)	975,000	921,375
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	795,000	747,115
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,000,959
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	282,054
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,553,408
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	760,000	791,266
6.875%, 06/21/2023 (S)	505,000	574,493
7.250%, 01/15/2019 (S)	670,000	723,466
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	2,175,000	2,191,121
2.913%, 10/01/2066 (P)	650,000	554,125
NiSource Finance Corp.
5.650%, 02/01/2045	2,000,000	2,317,464
NRG Energy, Inc.
6.250%, 05/01/2024	1,755,000	1,697,963
6.625%, 01/15/2027 (S)	1,225,000	1,133,125
NRG Yield Operating LLC
5.375%, 08/15/2024	2,360,000	2,348,200
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,766,876
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	507,432
PECO Energy Company
5.350%, 03/01/2018	1,000,000	1,046,606
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,601,613
3.500%, 12/01/2022	1,530,000	1,564,710
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,083,794
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,277,607
Southern California Edison
Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%)
02/01/2022 (Q)	505,000	560,550
TransAlta Corp.
6.900%, 05/15/2018	580,000	605,866
Virginia Electric & Power Company
6.000%, 01/15/2036	620,000	756,143
W3A Funding Corp.
8.090%, 01/02/2017	428,904	428,900
		38,518,197
TOTAL CORPORATE BONDS (Cost $850,290,082)		$862,424,440

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
BAC Capital Trust XIV, Series G
4.000%, 12/19/2016 (P)(Q)	1,484,000	1,203,895
Goldman Sachs Capital II
4.000%, 01/03/2017 (P)(Q)	88,000	70,125
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2067 (S)	200,000	243,500
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	635,000	889,000
Sovereign Capital Trust VI
7.908%, 06/13/2036	887,000	887,000
State Street Capital Trust IV
1.850%, 06/01/2077 (P)	1,450,000	1,265,125
SunTrust Preferred Capital I
4.000%, 01/03/2017 (P)(Q)	102,000	82,518
USB Capital IX
3.500%, 01/03/2017 (P)(Q)	725,000	591,963
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	2,192,000	2,211,728
		7,444,854
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $7,042,119)		$7,444,854

TERM LOANS (M) - 0.1%
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	527,431	530,811
WP CPP Holdings LLC
4.500%, 12/28/2019	481,250	469,219
		1,000,030
Information technology - 0.0%
Ancestry.com Operations, Inc.
5.250%, 10/19/2023	345,000	345,576
Utilities - 0.0%
ExGen Texas Power LLC
5.750%, 09/16/2021	827,865	628,143
TOTAL TERM LOANS (Cost $2,171,456)		$1,973,749

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	845,000	813,313
TOTAL CONVERTIBLE BONDS (Cost $826,417)		$813,313

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS - 0.1%
Buckeye Ohio Tobacco Settlement
Financing Authority
5.875%, 06/01/2030	$850,000	$716,066
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	779,414
State of Hawaii Department of Business
Economic Development & Tourism
1.467%, 07/01/2022	1,533,621	1,520,785
TOTAL MUNICIPAL BONDS (Cost $2,847,508)		$3,016,265

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.6%
Commercial and residential - 11.6%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
1.114%, 08/25/2035 (P)	623,109	602,669
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.965%, 06/25/2045 (P)	763,878	734,218
Series 2005-1, Class AHM,
3.248%, 06/25/2045 (P)	394,312	388,307
Series 2004-4, Class 5A,
3.258%, 02/25/2045 (P)	90,875	90,947
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,384,834
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,462,000	3,844,991
AOA Mortgage Trust,
Series 2015-1177, Class C
3.110%, 12/13/2029 (P)(S)	1,120,000	1,109,529
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E,
3.135%, 09/15/2026 (P)(S)	700,000	698,304
Series 2015-200P, Class F,
3.716%, 04/14/2033 (P)(S)	970,000	874,327
Banc of America Commercial Mortgage Trust
Series 2006-5, Class AM,
5.448%, 09/10/2047	7,429	7,425
Series 2007-3, Class AJ,
5.732%, 06/10/2049 (P)	1,500,000	1,518,974
Series 2007-3, Class AM,
5.732%, 06/10/2049 (P)	1,000,000	1,014,544
Series 2007-3, Class AMF,
5.317%, 06/10/2049	2,100,000	2,122,488
Series 2007-3, Class B,
5.732%, 06/10/2049 (P)	1,000,000	1,002,567
Series 2007-4, Class AM,
6.007%, 02/10/2051 (P)	2,800,000	2,867,321
Series 2007-4, Class D,
6.007%, 02/10/2051 (P)(S)	1,000,000	973,225
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	761,999
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.053%, 10/10/2045 (S)	5,126,960	1,091
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
3.282%, 10/25/2033 (P)	1,386,755	1,402,912
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.942%, 04/25/2035 (P)(S)	1,168,752	1,070,284
Series 2005-3A, Class A1,
0.912%, 11/25/2035 (P)(S)	736,155	634,510
Series 2005-3A, Class A2,
0.992%, 11/25/2035 (P)(S)	1,112,514	963,776
Series 2005-4A , Class A2,
0.982%, 01/25/2036 (P)(S)	830,540	715,816
Series 2006-1A, Class A2,
0.952%, 04/25/2036 (P)(S)	421,424	365,851
Series 2006-2A, Class A2,
0.872%, 07/25/2036 (P)(S)	769,101	670,634
BBCMS Trust
Series 2015, Class C,
2.535%, 02/15/2028 (P)(S)	470,000	463,266
Series 2015-MSQ, Class D,
4.123%, 09/15/2032 (P)(S)	1,270,000	1,280,768
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
1.234%, 01/25/2035 (P)	857,906	830,598
Series 2005-1, Class A1,
1.094%, 01/25/2035 (P)	805,350	795,719
Series 2005-5, Class 1A4,
1.094%, 07/25/2035 (P)	523,440	496,682
Series 2005-7, Class 11A1,
1.074%, 08/25/2035 (P)	1,769,283	1,702,896
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034 (P)	791,368	782,624
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	749,376	756,319
Bear Stearns Commercial Mortgage
Securities Trust
Series 2004-PWR6, Class X1 IO,
0.547%, 11/11/2041 (S)	6,184,533	83,459
Series 2005-PWR8, Class X1 IO,
0.579%, 06/11/2041 (S)	631,206	7
Series 2004-PWR5, Class X1 IO,
0.717%, 07/11/2042 (S)	27,414	336
Series 2004-T16, Class X1 IO,
0.501%, 02/13/2046 (S)	28,083	143
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.744%, 12/25/2036 (P)	919,084	749,821
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.847%, 07/05/2033 (P)(S)	1,000,000	1,019,450
Series 2014-ATLS, Class DFL,
3.533%, 07/05/2033 (P)(S)	1,190,000	1,165,252
BLCP Hotel Trust, Series 2014-CLRN, Class D
3.038%, 08/15/2029 (P)(S)	1,755,000	1,734,055
BWAY Mortgage Trust
Series 2013-1515, Class F,
4.058%, 03/10/2033 (P)(S)	1,490,000	1,393,517
Series 2013-1515, Class XB IO,
0.534%, 03/10/2033 (S)	46,410,000	1,429,451
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	840,000	816,769
Series 2015-1740, Class XA IO,
1.023%, 01/13/2035 (S)	18,973,000	835,761
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
4.228%, 05/15/2029 (P)(S)	1,035,000	996,683
Series 2015-JWRZ, Class GL1,
3.385%, 05/15/2029 (P)(S)	1,000,000	991,214
Series 2015-JWRZ, Class GL2,
4.227%, 05/15/2029 (P)(S)	1,055,000	1,038,451

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA
3.538%, 12/15/2027 (P)(S)	$1,300,445	$1,297,995
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.460%, 04/15/2044 (S)	4,270,737	156,986
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (P)(S)	745,000	702,902
CGGS Commercial Mortgage Trust,
Series 2016-RNDA, Class DFX
4.387%, 02/10/2021 (S)	1,915,000	1,943,578
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.973%, 07/20/2034 (P)	237,638	236,718
Commercial Mortgage Trust (Bank of America
Merrill Lynch/Deutsche Bank AG),
Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	3,955,000	4,082,913
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class C,
4.914%, 02/10/2047 (P)	2,200,000	2,294,614
Series 2014-CR16, Class XA IO,
1.386%, 04/10/2047	11,889,160	657,657
Series 2014-CR21, Class A2,
3.095%, 12/10/2047	3,000,000	3,088,394
Series 2015-CR27, Class B,
4.361%, 10/10/2058 (P)	740,000	768,454
Commercial Mortgage Trust (Citigroup/
Deutsche Bank AG), Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	1,900,000	1,907,239
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class AJFL,
1.219%, 12/10/2049 (P)(S)	1,000,000	971,861
Series 2007-C9, Class F,
5.813%, 12/10/2049 (P)	750,000	748,464
Series 2007-C9, Class G,
6.007%, 12/10/2049 (P)(S)	800,000	761,963
Series 2012-CR3, Class XA IO,
2.237%, 10/15/2045	31,758,207	2,461,477
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	390,000	423,757
Series 2012-LC4, Class XA IO,
2.456%, 12/10/2044 (S)	5,304,565	430,595
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	1,265,000	1,308,623
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	800,000	751,594
Series 2013-CR11, Class B,
5.329%, 10/10/2046 (P)	2,095,000	2,319,758
Series 2013-CR13, Class C,
4.908%, 12/10/2023 (P)	825,000	855,619
Series 2013-CR6, Class XA IO,
1.610%, 03/10/2046	13,452,901	525,695
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	890,000	972,888
Series 2014-FL4, Class D,
2.988%, 07/13/2031 (P)(S)	1,760,000	1,716,833
Series 2014-LC15, Class C,
5.109%, 04/10/2047 (P)	1,300,000	1,327,095
Series 2014-TWC, Class D,
2.789%, 02/13/2032 (P)(S)	955,000	947,329
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.677%, 08/13/2027 (P)(S)	1,750,000	1,729,659
Commercial Mortgage Trust (Deutsche
Bank/UBS)
Series 2014-UBS2, Class D,
5.182%, 03/10/2047 (P)(S)	500,000	416,787
Series 2014-UBS2, Class XA IO,
1.559%, 03/10/2047	10,266,578	668,889
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
1.892%, 08/15/2045	22,205,216	1,646,428
Series 2014-CR15, Class XA IO,
1.447%, 02/10/2047	40,749,146	1,946,558
Series 2014-CR16, Class C,
5.068%, 04/10/2047 (P)	2,140,000	2,215,296
Core Industrial Trust, Series 2015-CALW,
Class F 3.979%, 02/10/2034 (P)(S)	1,375,000	1,357,684
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.765%, 01/15/2049 (P)	1,000,000	996,504
Series 2007-C3, Class AM,
5.877%, 06/15/2039 (P)	1,550,000	1,572,926
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C3, Class B,
4.882%, 07/15/2037	646,684	645,990
Series 2005-C1, Class AX IO,
0.596%, 02/15/2038 (S)	3,319,122	2,954
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A3 5.002%, 11/10/2046 (S)	2,000,000	2,183,732
Deutsche Bank Commercial Mortgage
Trust, Series 2016-C3, Class C
3.636%, 09/10/2049 (P)	515,000	484,646
Deutsche Mortgage Securities, Inc. Mortgage
Loan Trust, Series 2004-4, Class 2AR1
1.074%, 06/25/2034 (P)	505,987	481,506
DSLA Mortgage Loan Trust, Series 2004-AR3,
Class 2A2B 1.428%, 07/19/2044 (P)	1,279,104	1,161,882
EQTY Mortgage Trust, Series 2014-INNS,
Class E 3.954%, 05/08/2031 (P)(S)	900,000	876,339
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA2, Class 2A1
2.699%, 08/25/2034 (P)	513,904	480,714
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.631%, 11/25/2049 (P)(S)	1,055,000	1,124,926
Series 2011-K11, Class B,
4.423%, 12/25/2048 (P)(S)	875,000	930,933
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX,
3.495%, 12/15/2034 (P)(S)	2,250,000	2,292,898
Series 2015-NRF, Class DFX,
3.495%, 12/15/2034 (P)(S)	563,000	561,491
Series 2015-NRF, Class EFX,
3.495%, 12/15/2034 (P)(S)	2,030,000	1,978,013
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.008%, 06/10/2048 (S)	82,153	0
Great Wolf Trust, Series 2015-WOLF, Class D
4.038%, 05/15/2034 (P)(S)	1,725,000	1,720,686

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM,
5.951%, 07/10/2038 (P)	$633,709	$633,397
Series 2007-GG11, Class AJ,
6.236%, 12/10/2049 (P)	1,230,000	1,229,066
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,537,728
GS Mortgage Securities Trust
Series 2010-C2, Class XA IO,
0.324%, 12/10/2043 (S)	36,078,738	199,382
Series 2011-GC5, Class XA IO,
1.537%, 08/10/2044 (S)	15,076,301	761,612
Series 2012-GC17, Class XA IO,
2.598%, 05/10/2045	21,019,120	1,626,132
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,150,829
Series 2014-NEW, Class C,
3.790%, 01/10/2031 (S)	640,000	635,095
Series 2014-NEW, Class D,
3.790%, 01/10/2031 (S)	2,300,000	2,265,305
Series 2015-590M, Class C,
3.932%, 10/10/2035 (P)(S)	1,210,000	1,150,245
Series 2016-ICE2, Class D,
6.288%, 03/15/2033 (P)(S)	1,615,000	1,668,468
Series 2016-RENT, Class D,
4.202%, 02/10/2029 (P)(S)	1,300,000	1,273,365
Series 2005-GG4, Class XC IO,
1.123%, 07/10/2039 (S)	16,947	0
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.270%, 08/19/2045	3,275,035	167,196
Series 2005-9, Class 2A1C,
1.012%, 06/20/2035 (P)	931,227	880,729
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	4,676,025	73,086
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	5,007,475	72,879
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	3,879,931	49,504
HILT Mortgage Trust
Series 2014-ORL, Class D,
2.674%, 07/15/2029 (P)(S)	1,140,000	1,117,113
Series 2014-ORL, Class F,
4.231%, 07/15/2029 (P)(S)	1,013,000	962,183
Hilton USA Trust
Series 2013-HLT, Class DFX,
4.406%, 11/05/2030 (S)	5,085	5,070
Series 2013-HLT, Class EFX,
4.602%, 11/05/2030 (P)(S)	1,000,000	999,475
Series 2016-HHV, Class D,
4.194%, 11/05/2038 (P)(S)	1,070,000	1,009,571
Hudsons Bay Simon JV Trust,
Series 2015-HBFL, Class DFL
4.182%, 08/05/2034 (P)(S)	760,000	748,595
Impac Secured Assets CMN Owner Trust,
Series 2004-4, Class M2
1.344%, 02/25/2035 (P)	755,000	729,772
Impac Secured Assets Trust, Series 2006-5,
Class 2A 0.734%, 12/25/2036 (P)	782,153	715,622
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.327%, 07/25/2035	16,412,682	1,152,167
Series 2005-AR8, Class AX2 IO,
2.317%, 05/25/2035	17,524,185	1,155,205
Series 2005-AR18, Class 1X IO,
2.146%, 10/25/2036	7,639,254	553,647
Series 2005-AR18, Class 2X IO,
1.889%, 10/25/2036	16,494,163	749,820
Irvine Core Office Trust,
Series 2013-IRV, Class XA IO
1.211%, 05/15/2048 (S)	21,608,264	767,685
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO,
1.061%, 08/15/2046	18,770,842	510,882
Series 2014-C19, Class C,
4.823%, 04/15/2047 (P)	1,775,000	1,796,487
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-CB17, Class AM,
5.464%, 12/12/2043	199,887	199,790
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	1,002,700
Series 2007-LD12, Class AM,
6.240%, 02/15/2051 (P)	2,115,000	2,172,140
Series 2011-C3A, Class XA IO,
1.223%, 02/15/2046 (S)	18,056,948	502,400
Series 2011-C4, Class XA IO,
1.548%, 07/15/2046 (S)	22,172,614	617,532
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	24,735,000	1,728,798
Series 2014-FL5, Class C,
2.624%, 07/15/2031 (P)(S)	2,041,000	2,010,826
Series 2014-INN, Class F,
4.538%, 06/15/2029 (P)(S)	2,280,000	2,220,089
Series 2014-PHH, Class C,
2.638%, 08/15/2027 (P)(S)	1,905,000	1,902,608
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	1,635,000	1,597,757
Series 2015-SGP, Class B,
3.288%, 07/15/2036 (P)(S)	967,000	971,280
Series 2015-UES, Class E,
3.742%, 09/05/2032 (P)(S)	1,000,000	970,753
Series 2016-JP2, Class XA IO,
2.019%, 08/15/2049	14,344,216	1,916,231
Series 2016-JP3, Class C,
3.624%, 09/15/2026 (P)	718,000	663,889
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	96,924	96,801
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	1,500,163	1,504,383
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	500,263
Series 2007-C7, Class AJ,
6.451%, 09/15/2045 (P)	500,000	505,201
Series 2004-C1, Class XCL IO,
0.574%, 01/15/2036 (S)	4,399,728	638
Series 2005-C1, Class XCL IO,
0.195%, 02/15/2040 (S)	18,829	58
Lehman Brothers Small Balance
Commercial Mortgage Pass-Through
Certificates, Series 2005-1A, Class A
0.842%, 02/25/2030 (P)(S)	792,770	736,194

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.634%, 11/25/2034 (P)	$925,000	$898,359
Series 2004-13, Class 2A1,
3.052%, 04/21/2034 (P)	180,050	184,204
Series 2004-8, Class 5A1,
3.027%, 08/25/2034 (P)	142,385	140,876
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1,
6.500%, 05/25/2034	652,313	667,497
Series 2005-2, Class 4A3,
0.934%, 03/25/2035 (P)	706,704	670,857
Merrill Lynch Mortgage Investors
Trust, Series 2005-2, Class 1A
2.228%, 10/25/2035 (P)	718,494	717,394
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.475%, 02/12/2051 (S)	42,569,560	95,654
Series 2005-CIP1, Class XC IO,
0.016%, 07/12/2038 (S)	9,622,190	4
Series 2006-C2, Class X IO,
0.323%, 08/12/2043 (S)	833,326	93
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,747,374
Series 2007-5, Class AMFL,
0.715%, 08/12/2048 (P)(S)	1,000,000	991,912
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,525,000	1,526,988
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5, Class XA IO,
1.876%, 08/15/2045 (S)	17,215,397	943,259
Series 2012-C6, Class XA IO,
2.133%, 11/15/2045 (S)	12,913,881	787,212
Series 2013-C7, Class AS,
3.214%, 02/15/2046	5,000,000	5,047,994
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,025,283
Series 2013-C7, Class C,
4.300%, 02/15/2046 (P)	609,000	598,712
Series 2013-C7, Class XA IO,
1.675%, 02/15/2046	27,075,944	1,666,987
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	745,000	735,737
Series 2014-C19, Class A2,
3.101%, 12/15/2047	3,200,000	3,300,254
Morgan Stanley Capital I Trust
Series 2006-T23, Class E,
6.062%, 08/12/2041 (P)(S)	350,000	287,000
Series 2007-IQ14, Class AM,
5.871%, 04/15/2049 (P)	3,095,000	3,019,791
Series 2011-C3, Class XA IO,
0.929%, 07/15/2049 (S)	12,050,191	335,634
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,484,460
Series 2014-150E, Class D,
4.438%, 09/09/2032 (P)(S)	3,435,000	3,367,583
Series 2015, Class XLF1 C,
2.735%, 08/14/2031 (P)(S)	1,055,000	1,051,569
Series 2005-IQ9, Class X1 IO,
1.247%, 07/15/2056 (S)	91,988	648
Series 2005-T17, Class X1 IO,
0.939%, 12/13/2041 (S)	34,851	221
Morgan Stanley Mortgage Loan
Trust, Series 2004-6AR, Class 2A2
3.315%, 08/25/2034 (P)	714,094	707,472
MortgageIT Trust,
Series 2005-2, Class 1A2
0.864%, 05/25/2035 (P)	577,490	546,561
MSCG Trust, Series 2016-SNR,
Class D 6.550%, 11/15/2034 (S)	1,770,000	1,708,667
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	94,956	97,308
Opteum Mortgage Acceptance Corp. Asset
Backed Pass Through Certificates
Series 2005-2, Class M2,
0.984%, 04/25/2035 (P)	930,000	877,921
Series 2005-3, Class APT,
0.824%, 07/25/2035 (P)	703,402	687,688
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.416%, 12/25/2045	8,412,250	842,497
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	142	142
Sequoia Mortgage Trust,
Series 2005-3, Class A1
0.762%, 05/20/2035 (P)	2,610	2,384
TMSQ Mortgage Trust,
Series 2011-1500, Class D
3.963%, 10/10/2036 (P)(S)	660,000	643,186
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	610,000	643,708
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO,
1.789%, 05/10/2063 (S)	21,770,404	1,094,598
Series 2013-C6, Class D,
5.888%, 04/10/2046 (P)(S)	600,000	540,525
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	1,559,000	1,585,989
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class AJ,
5.465%, 10/15/2044 (P)	141,063	140,928
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	1,800,000	1,806,374
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,000,000	2,017,904
Series 2007-C33, Class AJ,
6.170%, 02/15/2051 (P)	1,000,000	998,465
Series 2005-C17, Class XC IO,
0.403%, 03/15/2042 (S)	1,099,760	4,033
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A2,
0.934%, 06/25/2044 (P)	812,863	755,481
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	726,896	754,853
Series 2005-AR19, Class A1A2,
0.824%, 12/25/2045 (P)	830,098	773,222
Series 2005-AR2, Class 2A1B,
0.904%, 01/25/2045 (P)	1,905,196	1,749,529
Series 2005-AR2, Class 2A3,
0.884%, 01/25/2045 (P)	608,769	565,879

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates (continued)
Series 2005-AR8, Class 2AB2,
0.954%, 07/25/2045 (P)	$1,947,963	$1,853,358
Series 2005-AR8, Class 2AB3,
0.894%, 07/25/2045 (P)	655,918	621,383
Washington Mutual Alternative Mortgage Pass
Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	6,173	6,120
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (P)(S)	3,695,000	3,644,534
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	2,330,000	2,098,048
Series 2015-LC22, Class B,
4.691%, 09/15/2058 (P)	892,000	958,464
Series 2016-BNK1, Class A3,
2.652%, 08/15/2049	4,000,000	3,835,236
Series 2016-C35, Class A4,
2.931%, 07/15/2048	3,000,000	2,932,122
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR3, Class 1A2
3.075%, 03/25/2035 (P)	574,082	570,484
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO,
0.988%, 02/15/2044 (S)	45,733,204	1,210,032
Series 2011-C3, Class XA IO,
1.541%, 03/15/2044 (S)	28,953,185	1,270,657
Series 2012-C10, Class XA IO,
2.077%, 12/15/2045 (S)	8,453,809	599,158
Series 2012-C9, Class XA IO,
2.264%, 11/15/2045 (S)	21,260,852	1,675,997
Series 2013-C15, Class B,
4.629%, 08/15/2046 (P)	1,315,000	1,404,088
Series 2013-C15, Class C,
4.629%, 08/15/2046 (P)	1,000,000	1,007,276
Series 2013-C16, Class B,
5.148%, 09/15/2046 (P)	635,000	695,802
Series 2013-C16, Class XA IO,
1.133%, 09/15/2046	15,038,794	560,630
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
3.095%, 11/15/2029 (P)(S)	192,823	190,401
		235,463,529
U.S. Government Agency - 3.0%
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M1,
1.984%, 11/25/2023 (P)	592,570	594,067
Series 2015-DNA1, Class M2,
2.384%, 10/25/2027 (P)	975,000	986,024
Series 2015-DNA1, Class M3,
3.834%, 10/25/2027 (P)	425,000	438,736
Series 2016-DNA3, Class M2,
2.534%, 12/25/2028 (P)	645,000	651,234
Series 2016-HQA2, Class M2,
2.784%, 11/25/2028 (P)	695,000	705,739
Series 290, Class IO,
3.500%, 11/15/2032	3,872,223	521,014
Series 3387, Class SB IO,
5.885%, 11/15/2037	5,163,496	968,752
Series 3632, Class AP,
3.000%, 02/15/2040	2,113,076	2,173,674
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,741,948	155,762
Series K005, Class AX IO,
1.544%, 11/25/2019	26,685,579	960,227
Series K006, Class BX1 IO,
6.481%, 02/25/2020	4,479,533	694,235
Series K010, Class X1 IO,
0.465%, 10/25/2020	33,810,346	229,968
Series K011, Class X1 IO,
0.430%, 11/25/2020	52,324,646	503,614
Series K014, Class X1 IO,
1.377%, 04/25/2021	14,337,510	639,733
Series K015, Class X1 IO,
1.783%, 07/25/2021	20,008,949	1,245,297
Series K017, Class X1 IO,
1.519%, 12/25/2021	23,156,776	1,292,530
Series K018, Class X1 IO,
1.540%, 01/25/2022	5,463,421	310,020
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,008,877
Series K021, Class X1 IO,
1.483%, 06/25/2022	16,255,180	1,085,966
Series K022, Class X1 IO,
1.395%, 07/25/2022	24,866,452	1,430,341
Series K024, Class X1 IO,
0.999%, 09/25/2022	10,791,421	439,403
Series K026, Class X1 IO,
1.154%, 11/25/2022	13,340,355	658,218
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,791,969
Series K705, Class X1 IO,
1.864%, 09/25/2018	15,059,591	389,435
Series K707, Class X1 IO,
1.666%, 12/25/2018	11,063,863	284,195
Series K709, Class X1 IO,
1.649%, 03/25/2019	32,052,073	922,564
Series K710, Class X1 IO,
1.890%, 05/25/2019	42,269,605	1,465,026
Series KAIV, Class X1 IO,
1.323%, 06/25/2021	24,791,616	1,137,891
Series KS01, Class X1 IO,
1.516%, 01/25/2023	14,722,297	866,046
Series KS03, Class X IO,
0.437%, 08/25/2025	38,994,566	646,070
Series T-41, Class 3A,
5.888%, 07/25/2032 (P)	1,560	1,722
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	310	355
Series 2011-118, Class CD,
3.500%, 10/25/2039	2,707,031	2,788,959
Series 2011-41, Class KA,
4.000%, 01/25/2041	722,045	757,138
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,299,796	1,354,340
Series 2012-103, Class PS IO,
6.116%, 04/25/2042	2,832,636	629,666
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	3,966,506	593,263
Series 2012-30, Class PB,
2.250%, 10/25/2040	1,821,666	1,807,577

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-38, Class PA,
2.000%, 09/25/2041	$1,950,370	$1,913,987
Series 2012-M5, Class X IO,
0.706%, 02/25/2022	29,976,512	753,454
Series 2012-MB, Class X1 IO,
2.233%, 12/25/2019	9,995,123	275,617
Series 2013-32, Class MH,
2.500%, 09/25/2042	3,587,411	3,617,611
Series 2013-M11, Class SA IO,
6.136%, 01/25/2018	8,933,282	161,459
Series 2015-28, Class PA,
2.500%, 06/25/2044	6,857,941	6,825,992
Series 2103-130, Class CD,
3.000%, 06/25/2043	4,876,443	4,942,968
Series 2002-W3, Class A5,
7.500%, 11/25/2041	11,838	13,668
Government National Mortgage Association
Series 2008-90, Class IO,
1.377%, 12/16/2050	4,047,452	512,144
Series 2012-114, Class IO,
0.846%, 01/16/2053	15,584,779	938,696
Series 2012-120, Class IO,
0.845%, 02/16/2053	13,314,925	717,829
Series 2012-125, Class IO,
0.493%, 02/16/2053	16,384,714	578,936
Series 2012-70, Class IO,
0.586%, 08/16/2052	9,619,051	298,089
Series 2013-63, Class IO,
0.769%, 09/16/2051	17,275,951	924,510
Series 2016-142, Class IO,
0.997%, 09/16/2058	5,958,887	525,301
Series 2016-162, Class IO,
0.996%, 09/16/2058	12,700,000	1,074,349
Series 2016-87, Class IO,
1.008%, 08/16/2058	8,243,168	653,062
		59,857,319
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $298,114,239)		$295,320,848

ASSET BACKED SECURITIES - 10.8%
ACA CLO, Ltd., Series 2007-1A, Class E
5.630%, 06/15/2022 (P)(S)	1,096,477	1,067,945
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE3, Class M2
1.209%, 05/25/2035 (P)	631,160	613,446
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.984%, 10/25/2035 (P)	2,455,000	2,319,574
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.793%, 05/10/2032 (P)(S)	14,369	14,279
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	2,385,000	2,399,749
Series 2015-1, Class A4,
1.750%, 05/15/2020	1,460,000	1,467,463
Ally Master Owner Trust, Series 2015-3,
Class A 1.630%, 05/15/2020	2,080,000	2,081,181
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	339,114	330,636
American Express Credit Account Master Trust,
Series 2014-4, Class A 1.430%, 06/15/2020	2,950,000	2,956,079
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.944%, 01/25/2036 (P)	1,100,000	1,053,875
Series 2005-R3, Class M2,
1.239%, 05/25/2035 (P)	810,000	778,589
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	26	27
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	3,055,000	3,038,899
Arby’s Funding LLC, Series 2015-1A,
Class A2 4.969%, 10/30/2045 (S)	2,049,300	2,030,405
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.614%, 01/25/2034 (P)	483,390	453,266
Series 2004-W6, Class M1,
1.359%, 05/25/2034 (P)	355,333	341,036
ARL First LLC, Series 2012-1A,
Class A2 3.810%, 12/15/2042 (S)	1,100,000	1,059,993
BA Credit Card Trust
Series 2015-A2, Class A,
1.360%, 09/15/2020	3,073,000	3,075,085
Series 2016-A1, Class A,
0.925%, 10/15/2021 (P)	6,750,000	6,771,094
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	2,035,000	2,040,744
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	2,045,000	2,048,655
Battalion CLO, Ltd.
Series 2007-1A, Class D,
3.031%, 07/14/2022 (P)(S)	1,250,000	1,239,005
Series 2007-1A, Class E,
5.131%, 07/14/2022 (P)(S)	1,000,000	1,001,908
Bayview Financial Mortgage
Pass-Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	40,738	42,158
BMW Vehicle Owner Trust, Series 2016-A,
Class A4 1.370%, 12/27/2022	1,295,000	1,281,324
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.834%, 06/27/2033 (P)(S)	1,135,671	965,320
Cabela’s Credit Card Master Note Trust,
Series 2016-1, Class A1
1.780%, 06/15/2022	3,225,000	3,219,458
California Republic Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	1,560,000	1,567,889
Series 2015-2, Class A4,
1.750%, 01/15/2021	1,695,000	1,697,446
Series 2016-2, Class A4,
1.830%, 12/15/2021	970,000	966,766
Canaras Summit CLO, Ltd.
Series 2007-1A, Class D,
3.107%, 06/19/2021 (P)(S)	1,400,000	1,382,205
Series 2007-1A, Class E,
5.207%, 06/19/2021 (P)(S)	400,000	395,337
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5,
1.600%, 05/17/2021	1,715,000	1,720,318
Series 2016-A3, Class A3,
1.340%, 04/15/2022	2,725,000	2,707,159
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	975,000	977,183

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2016-1, Class A4,
1.880%, 06/15/2021	$980,000	$979,732
Series 2016-2, Class A4,
1.680%, 09/15/2021	1,340,000	1,329,027
Cent CLO, Ltd., Series 2012-16A,
Class DR 6.876%, 08/01/2024 (P)(S)	475,000	472,037
Chase Issuance Trust
Series 2014-A7, Class A,
1.380%, 11/15/2019	3,040,000	3,045,105
Series 2015-A2, Class A2,
1.590%, 02/18/2020	2,285,000	2,293,179
Series 2016-A1, Class A,
0.918%, 05/17/2021 (P)	8,000,000	8,032,272
Series 2016-A2, Class A,
1.370%, 06/15/2021	2,860,000	2,837,919
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.760%, 12/16/2019 (S)	900,000	903,275
Series 2016-BA, Class A4,
1.870%, 02/15/2022 (S)	985,000	974,121
CIFC Funding, Ltd., Series 2013-1A,
Class E 6.804%, 04/16/2025 (P)(S)	1,000,000	856,589
Citibank Credit Card Issuance Trust,
Series 2016-A1, Class A1
1.750%, 11/19/2021	3,915,000	3,914,790
CKE Restaurant Holdings, Inc., Series
2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,112,538	3,085,257
CNH Equipment Trust
Series 2015-C, Class A3,
1.660%, 11/16/2020	2,480,000	2,487,104
Series 2016-B, Class A3,
1.630%, 08/16/2021	1,060,000	1,058,724
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	986,639	1,041,528
Countrywide Asset-Backed Certificates
Trust, Series 2004-10, Class AF5B
5.036%, 02/25/2035 (P)	414,420	415,816
Covenant Credit Partners CLO II, Ltd.,
Series 2014-2A, Class D
4.329%, 10/17/2026 (P)(S)	1,000,000	959,168
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1,
0.954%, 07/25/2035 (P)	454,666	446,528
Series 2006-MH1, Class B1,
5.364%, 10/25/2036 (P)(S)	460,000	414,762
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,411,667	1,356,198
CSMC Trust,
Series 2006-CF2, Class M1
1.004%, 05/25/2036 (P)(S)	710,061	702,834
DB Master Finance LLC,
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (S)	4,268,963	4,285,897
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	4,165,000	4,171,275
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	1,524,600	1,458,446
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.509%, 12/25/2034 (P)	677,978	623,849
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	935,000	936,821
Series 2015-A, Class A4,
1.640%, 06/15/2020	965,000	968,848
Series 2015-B, Class A4,
1.580%, 08/15/2020	915,000	917,332
Series 2016-B, Class A4,
1.520%, 08/15/2021	735,000	731,719
Series 2016-C, Class A4,
1.400%, 02/15/2022	1,150,000	1,135,167
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	2,275,000	2,279,012
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,180,000	2,182,811
FRS I LLC,
Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,573,738
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	675,000	676,888
Series 2015-2, Class A4,
1.850%, 07/22/2019	2,213,000	2,222,015
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	1,070,000	1,070,680
Grayson CLO, Ltd.,
Series 2006-1A, Class B
1.337%, 11/01/2021 (P)(S)	1,300,000	1,222,085
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.804%, 10/25/2035 (P)	814,006	769,908
GSAA Trust,
Series 2005-10, Class M3
1.084%, 06/25/2035 (P)	872,751	852,117
GSC Group CDO Fund VIII, Ltd.,
Series 2007-8A, Class C
2.355%, 04/17/2021 (P)(S)	255,082	255,029
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.834%, 03/25/2035 (P)(S)	1,071,699	1,055,198
HarbourView CLO VI, Ltd.,
Series 2006-1, Class D
4.553%, 12/27/2019 (P)(S)	1,500,000	1,500,378
Hertz Vehicle Financing LLC,
Series 2016-3A, Class A
2.270%, 07/25/2020 (S)	1,220,000	1,211,091
Home Equity Asset Trust
Series 2005-1, Class M4,
1.554%, 05/25/2035 (P)	655,000	638,059
Series 2005-3, Class M4,
1.174%, 08/25/2035 (P)	800,000	753,818
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	2,965,000	2,967,823
Series 2015-2, Class A4,
1.470%, 08/23/2021	1,790,000	1,792,914
Series 2016-2, Class A4,
1.620%, 08/15/2022	1,895,000	1,896,972
Series 2016-4, Class A4,
1.360%, 01/18/2023	1,995,000	1,970,490
Huntington Auto Trust,
Series 2016-1, Class A4
1.930%, 04/15/2022	6,750,000	6,749,749

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
InSite Issuer LLC,
Series 2016-1A, Class A
2.883%, 11/15/2046 (S)	$2,250,000	$2,230,908
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	1,135,000	1,136,751
Series 2015-A, Class A4,
1.650%, 12/15/2021	655,000	657,051
KVK CLO, Ltd.,
Series 2012-1A, Class E
7.130%, 07/15/2023 (P)(S)	1,300,000	1,304,135
LCM XVI LP
Series 16A, Class C,
3.530%, 07/15/2026 (P)(S)	1,000,000	1,000,001
Series 21A, Class E,
8.346%, 04/20/2028 (P)(S)	500,000	502,547
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
1.054%, 06/25/2035 (P)	651,951	629,380
Series 2005-WMC1, Class M1,
1.284%, 09/25/2035 (P)	456,106	420,806
Miramax LLC,
Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	747,360	743,354
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
1.274%, 01/12/2021 (P)(S)	1,000,000	990,164
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/22/2031 (S)	346,545	343,342
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	951,275	948,371
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.814%, 09/25/2036 (P)	1,223,101	1,155,946
Nautique Funding, Ltd.,
Series 2006-1A, Class D
4.880%, 04/15/2020 (P)(S)	1,000,000	1,004,297
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
1.209%, 03/25/2035 (P)	1,645,000	1,545,913
Series 2005-2, Class M2,
1.209%, 06/25/2035 (P)	2,285,000	2,198,375
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A4
1.540%, 10/17/2022	1,005,000	997,958
Nissan Master Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	2,000,000	2,001,024
Octagon Investment Partners XI, Ltd.
Series 2007-1A, Class B,
1.412%, 08/25/2021 (P)(S)	1,000,000	974,959
Series 2007-1A, Class C,
2.662%, 08/25/2021 (P)(S)	750,000	730,745
RAAC Series Trust,
Series 2006-SP4, Class M1
0.932%, 11/25/2036 (P)	685,000	641,167
RASC Series Trust,
Series 2005-KS7, Class M4
1.404%, 08/25/2035 (P)	2,000,000	1,924,305
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,490,000	1,495,575
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.684%, 09/25/2036 (P)	1,608,665	1,560,087
Sierra Timeshare Receivables Funding
LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	627,456	626,674
Sonic Capital LLC,
Series 2016-1A, Class A2
4.472%, 05/20/2046 (S)	845,750	841,573
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.974%, 11/25/2035 (P)	955,000	928,124
Specialty Underwriting & Residential Finance Trust
Series 2005-AB1, Class M1,
1.179%, 03/25/2036 (P)	193,760	192,680
Series 2006-BC1, Class A2D,
0.834%, 12/25/2036 (P)	1,671,211	1,652,777
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
1.254%, 02/25/2035 (P)(S)	1,198,658	1,155,370
Series 2005-2, Class M2,
1.269%, 03/25/2035 (P)	1,850,000	1,761,769
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M1
0.964%, 09/25/2035 (P)	775,000	748,874
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4
1.780%, 01/15/2021 (S)	2,070,000	2,070,458
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%, 03/15/2022	1,480,000	1,488,428
Taco Bell Funding LLC
Series 2016-1A, Class A2I,
3.832%, 05/25/2046 (S)	1,441,388	1,452,532
Series 2016-1A, Class A2II,
4.377%, 05/25/2046 (S)	1,995,000	2,015,419
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	812,500	774,346
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	1,326,750	1,283,473
Telos CLO, Ltd.,
Series 2007-2A, Class D
3.080%, 04/15/2022 (P)(S)	1,000,000	980,206
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.740%, 09/15/2020	1,395,000	1,402,278
Series 2016-B, Class A4,
1.520%, 08/16/2021	1,200,000	1,193,030
Series 2016-C, Class A4,
1.320%, 11/15/2021	1,125,000	1,113,011
Tricon American Homes Trust,
Series 2016-SFR1, Class B
2.989%, 11/17/2021 (S)	871,000	852,543
VB-S1 Issuer LLC,
Series 2016-1A, Class F
6.901%, 06/15/2046 (S)	750,000	778,888
VB-S1 Issuer LLC,
Series 2016-1A, Class D
4.459%, 06/15/2046 (S)	2,000,000	1,976,104
Verizon Owner Trust
Series 2016-1A, Class A,
1.420%, 01/20/2021 (S)	5,990,000	5,961,198
Series 2016-2A, Class A,
1.680%, 05/20/2021 (S)	2,725,000	2,720,409
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	950,000	949,282

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO III, Ltd.,
Series 2006-3A, Class D
4.380%, 12/13/2020 (P)(S)	$850,000	$839,720
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	4,192,650	4,191,212
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	1,386,000	1,381,235
Westgate Resorts LLC
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	127,215	127,573
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	1,410,222	1,402,748
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	903,570	900,181
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	255,146	255,146
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	727,918	722,070
Series 2015-2A, Class B,
4.000%, 07/20/2028 (S)	1,668,806	1,669,087
Series 2016-1A, Class A,
3.500%, 12/20/2028 (S)	805,599	811,143
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%, 09/15/2021	2,430,000	2,438,368
TOTAL ASSET BACKED SECURITIES (Cost $217,470,643)		$218,376,680

PREFERRED SECURITIES - 0.4%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	438,430
Financials - 0.2%
Discover Financial Services, 6.500%	16,806	428,889
F.N.B. Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	14,874	403,234
GMAC Capital Trust I, 6.691% (P)	63,955	1,608,468
Regions Financial Corp., 6.375%	16,227	408,271
The Goldman Sachs Group, Inc.
(5.500% to 05/10/2023, then
3 month LIBOR + 3.640%)	22,698	570,401
Wells Fargo & Company,
Series L, 7.500%	329	395,580
		3,814,843
Utilities - 0.2%
Dominion Resources, Inc., 6.750%	45,177	2,218,642
DTE Energy Company, 6.500%	17,950	915,450
Exelon Corp., 6.500% (L)	9,840	451,164
		3,585,256
TOTAL PREFERRED SECURITIES (Cost $8,003,571)		$7,838,529

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers
Holdings, Inc., 01/26/2017 (I)	1,120,000	66,640
TOTAL ESCROW CERTIFICATES (Cost $0)		$66,640

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	881,194	8,818,812
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,816,625)		$8,818,812

SHORT-TERM INVESTMENTS - 7.2%
U.S. Government Agency - 0.4%
Federal Farm Credit Bank Discount Note
0.180%,12/01/2016*	618,000	618,000
Federal Home Loan Bank Discount Note
0.100%, 12/01/2016*	6,921,000	6,921,000
		7,539,000
Money market funds - 6.5%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	132,928,555	132,928,555
Repurchase agreement - 0.3%
Barclays Tri-Party Repurchase Agreement
dated 11/30/2016 at 0.260% to be
repurchased at $4,454,032 on
12/01/2016, collateralized by
$1,179,800 U.S. Treasury Inflation
Indexed Bonds, 2.500% due
01/15/2029 (valued at $1,620,438,
including interest) and $2,484,900
U.S. Treasury Inflation Indexed Notes,
1.375% due 01/15/2020 (valued at
$2,922,763, including interest)	$4,454,000	4,454,000
Repurchase Agreement with State Street
Corp. dated 11/30/2016 at 0.030% to be
repurchased at $1,046,001 on
12/01/2016, collateralized by
$1,025,000 U.S. Treasury Notes,
2.750% due 02/15/2024 (valued at
$1,071,125, including interest)	1,046,000	1,046,000
		5,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $145,967,555)		$145,967,555
Total Investments (Active Bond Fund)
(Cost $2,118,163,259) - 104.8%		$2,126,629,775
Other assets and liabilities, net - (4.8%)		(97,907,298)
TOTAL NET ASSETS - 100.0%		$2,028,722,477

Alpha Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 84.6%
Consumer discretionary - 9.7%
Auto components - 0.3%
Delphi Automotive PLC	11,814	$756,097
Automobiles - 0.7%
Geely Automobile Holdings, Ltd.	120,413	124,219
Harley-Davidson, Inc.	17,079	1,039,940
Maruti Suzuki India, Ltd.	7,483	574,638
		1,738,797
Diversified consumer services - 0.5%
Kroton Educacional SA	40,280	171,745
New Oriental Education & Technology
Group, Inc., ADR (I)	13,848	694,754
The Honest Company, Inc. (I)(R)	8,330	279,805
		1,146,304
Hotels, restaurants and leisure - 1.5%
China Lodging Group, Ltd., ADR	2,750	144,045
Choice Hotels International, Inc.	19,321	994,065

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Domino’s Pizza Group PLC	67,874	$296,697
McDonald’s Corp.	11,520	1,373,990
Panera Bread Company, Class A (I)	4,120	873,893
The Star Entertainment Group, Ltd.	14,069	54,727
		3,737,417
Household durables - 0.8%
NVR, Inc. (I)	1,331	2,122,945
Internet and direct marketing retail - 2.0%
Amazon.com, Inc. (D)(I)	1,181	886,423
ASOS PLC (I)	2,361	148,733
Ctrip.com International, Ltd., ADR (I)	2,568	116,151
Expedia, Inc.	8,025	995,501
Netflix, Inc. (I)	13,984	1,636,128
The Priceline Group, Inc. (I)	602	905,215
Wayfair, Inc., Class A (I)	8,880	323,676
Zalando SE (I)	2,651	98,741
		5,110,568
Specialty retail - 2.7%
Advance Auto Parts, Inc.	13,566	2,302,422
CarMax, Inc. (I)	6,547	378,351
Jand, Inc., Class A (I)(R)	8,158	77,501
Lowe’s Companies, Inc.	16,876	1,190,602
The Home Depot, Inc.	10,932	1,414,601
The TJX Companies, Inc.	17,848	1,398,212
		6,761,689
Textiles, apparel and luxury goods - 1.2%
G-III Apparel Group, Ltd. (I)	14,000	380,240
NIKE, Inc., Class B	46,679	2,337,218
VF Corp.	7,100	387,021
		3,104,479
		24,478,296
Consumer staples - 4.7%
Beverages - 1.1%
Monster Beverage Corp. (I)	26,575	1,189,231
The Coca-Cola Company	39,043	1,575,385
		2,764,616
Food and staples retailing - 1.3%
Costco Wholesale Corp.	21,557	3,235,921
Food products - 1.0%
Lamb Weston Holdings, Inc. (I)	0	11
Nomad Foods, Ltd. (I)	12,137	114,209
The Hershey Company	7,613	735,720
Unilever NV	42,671	1,699,586
		2,549,526
Household products - 0.6%
Colgate-Palmolive Company	24,329	1,586,981
Personal products - 0.0%
Ci:z Holdings Company, Ltd.	800	20,790
Tobacco - 0.7%
Philip Morris International, Inc.	18,611	1,642,979
		11,800,813
Energy - 5.7%
Energy equipment and services - 1.0%
Baker Hughes, Inc.	27,182	1,748,618
Halliburton Company	15,223	808,189
		2,556,807
Oil, gas and consumable fuels - 4.7%
Anadarko Petroleum Corp.	12,176	841,970
Chevron Corp.	15,884	1,772,019
EOG Resources, Inc.	7,508	769,720
Newfield Exploration Company (I)	28,327	1,280,947
Petroleo Brasileiro SA, ADR (I)	27,999	304,349
Phillips 66	19,882	1,651,797
Pioneer Natural Resources Company	9,549	1,824,241
Range Resources Corp.	17,300	608,614
Southwestern Energy Company (I)	17,500	198,625
Suncor Energy, Inc.	59,434	1,893,567
World Fuel Services Corp.	16,312	725,232
		11,871,081
		14,427,888
Financials - 19.7%
Banks - 8.2%
Bank Central Asia Tbk PT	77,410	81,582
Bank of America Corp.	125,401	2,648,469
Citigroup, Inc.	51,781	2,919,931
First Citizens BancShares, Inc., Class A	1,255	447,244
First Republic Bank	9,790	801,801
HDFC Bank, Ltd.	33,778	674,509
Itau Unibanco Holding SA, ADR	55,081	569,538
JPMorgan Chase & Co.	27,220	2,182,227
M&T Bank Corp.	17,455	2,512,473
The PNC Financial Services Group, Inc. (I)	50,157	5,544,355
Wells Fargo & Company	43,521	2,303,131
		20,685,260
Capital markets - 2.0%
Ameriprise Financial, Inc.	3,805	434,569
BlackRock, Inc.	7,619	2,825,049
FactSet Research Systems, Inc.	6,161	986,807
Hong Kong Exchanges & Clearing, Ltd.	1,923	50,507
Moody’s Corp.	3,143	315,872
Partners Group Holding AG	154	74,842
SEI Investments Company	5,432	256,282
		4,943,928
Consumer finance - 1.2%
American Express Company	25,561	1,841,414
Capital One Financial Corp.	12,658	1,063,778
Synchrony Financial	5,200	179,712
		3,084,904
Diversified financial services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	7,361	1,158,916
Cerved Information Solutions SpA	60,995	490,915
		1,649,831
Insurance - 7.5%
Alleghany Corp. (I)	1,034	587,260
American International Group, Inc.	36,320	2,300,146
Assured Guaranty, Ltd.	5,474	195,750
Chubb, Ltd.	30,923	3,958,144
Fairfax Financial Holdings, Ltd.	1,963	932,794
Markel Corp. (I)	2,530	2,272,800
Marsh & McLennan Companies, Inc.	21,583	1,495,918
MetLife, Inc.	79,034	4,347,660
Reinsurance Group of America, Inc.	7,488	913,910
Unum Group	11,055	467,295
White Mountains Insurance Group, Ltd.	921	770,849
XL Group, Ltd.	21,463	775,458
		19,017,984

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance - 0.2%
Indiabulls Housing Finance, Ltd.	37,172	$414,070
		49,795,977
Health care - 10.9%
Biotechnology - 0.9%
Actelion, Ltd. (I)	436	84,221
Biogen, Inc. (I)	5,699	1,675,905
Genmab A/S (I)	372	64,195
Incyte Corp. (I)	1,335	136,557
Regeneron Pharmaceuticals, Inc. (I)	135	51,197
TESARO, Inc. (I)	1,472	199,736
		2,211,811
Health care equipment and supplies - 1.9%
ABIOMED, Inc. (I)	3,522	395,309
Align Technology, Inc. (I)	10,138	943,341
Becton, Dickinson and Company	2,504	423,426
DexCom, Inc. (I)	10,744	701,476
Edwards Lifesciences Corp. (I)	4,263	353,190
Intuitive Surgical, Inc. (I)	178	114,586
Medtronic PLC	25,234	1,842,334
		4,773,662
Health care providers and services - 2.7%
Acadia Healthcare Company, Inc. (I)	6,681	253,945
Cardinal Health, Inc.	19,208	1,363,960
HCA Holdings, Inc. (I)	2,551	180,840
Laboratory Corp. of America Holdings (I)	7,976	1,003,780
McKesson Corp.	19,760	2,841,686
UnitedHealth Group, Inc.	7,606	1,204,182
		6,848,393
Health care technology - 0.0%
athenahealth, Inc. (I)	93	8,798
Life sciences tools and services - 0.0%
Lonza Group AG (I)	499	89,033
Pharmaceuticals - 5.4%
Allergan PLC (I)	8,400	1,632,120
Bristol-Myers Squibb Company	112,481	6,348,428
Eli Lilly & Company	24,600	1,651,152
Johnson & Johnson	9,837	1,094,858
Merck & Company, Inc.	39,968	2,445,642
Mylan NV (I)	10,451	382,611
Ono Pharmaceutical Company, Ltd.	10,570	235,782
		13,790,593
		27,722,290
Industrials - 13.1%
Aerospace and defense - 0.4%
Lockheed Martin Corp.	4,356	1,155,429
Air freight and logistics - 0.9%
FedEx Corp.	427	81,843
United Parcel Service, Inc., Class B	18,188	2,108,353
XPO Logistics, Inc. (I)	2,752	122,547
		2,312,743
Airlines - 1.0%
American Airlines Group, Inc.	31,987	1,485,476
Spirit Airlines, Inc. (I)	18,328	1,019,037
		2,504,513
Building products - 0.8%
Fortune Brands Home & Security, Inc.	4,261	234,994
Lennox International, Inc.	11,556	1,718,031
		1,953,025
Commercial services and supplies - 1.1%
Cintas Corp.	7,815	895,599
Clean Harbors, Inc. (I)	22,303	1,178,714
UniFirst Corp.	4,914	694,594
		2,768,907
Construction and engineering - 0.1%
EMCOR Group, Inc.	2,211	153,377
Electrical equipment - 0.7%
Eaton Corp. PLC	17,996	1,196,914
EnerSys	1,083	86,185
Generac Holdings, Inc. (I)	9,423	386,155
		1,669,254
Industrial conglomerates - 1.4%
3M Company	8,601	1,477,136
Honeywell International, Inc.	18,588	2,117,917
		3,595,053
Machinery - 2.0%
Allison Transmission Holdings, Inc.	31,044	1,029,729
IDEX Corp.	15,158	1,418,940
Nordson Corp.	1,436	153,264
Oshkosh Corp.	1,760	123,200
PACCAR, Inc.	17,409	1,081,969
The Middleby Corp. (I)	9,384	1,285,420
		5,092,522
Professional services - 0.2%
IHS Markit, Ltd. (I)	8,734	313,900
TransUnion (I)	9,987	297,912
		611,812
Road and rail - 3.7%
AMERCO	2,052	700,676
Canadian National Railway Company	33,753	2,256,649
DSV A/S	14,667	658,244
Genesee & Wyoming, Inc., Class A (I)	23,146	1,768,354
Knight Transportation, Inc.	23,072	807,520
Union Pacific Corp.	31,594	3,201,420
		9,392,863
Trading companies and distributors - 0.8%
Fastenal Company	14,056	666,254
MSC Industrial Direct Company, Inc., Class A	9,371	837,205
WESCO International, Inc. (I)	7,900	536,410
		2,039,869
		33,249,367
Information technology - 13.8%
Communications equipment - 1.1%
Arista Networks, Inc. (I)	590	55,938
Cisco Systems, Inc.	51,893	1,547,449
Finisar Corp. (I)	4,246	141,095
Motorola Solutions, Inc.	8,995	721,849
ParkerVision, Inc. (I)	37,156	99,578
Ubiquiti Networks, Inc. (I)	1,703	95,300
		2,661,209

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components - 0.7%
AAC Technologies Holdings, Inc.	8,747	$79,032
Amphenol Corp., Class A	3,306	225,668
Cognex Corp.	3,205	191,371
Coherent, Inc. (I)	2,576	336,168
Dolby Laboratories, Inc., Class A	1,806	83,347
Keysight Technologies, Inc. (I)	13,585	500,336
Largan Precision Company, Ltd.	3,450	397,811
		1,813,733
Internet software and services - 2.8%
Alibaba Group Holding, Ltd., ADR (I)	16,829	1,582,263
Alphabet, Inc., Class A (I)	298	231,212
Alphabet, Inc., Class C (I)	800	606,432
CoStar Group, Inc. (I)	4,701	898,408
Facebook, Inc., Class A (I)	12,651	1,498,131
GoDaddy, Inc., Class A (I)	3,167	111,922
Just Eat PLC (I)	71,281	521,954
Mimecast, Ltd. (I)	12,138	248,343
NetEase, Inc., ADR	848	190,037
Tencent Holdings, Ltd.	28,262	703,749
The Trade Desk, Inc., Class A (I)	207	5,502
Zillow Group, Inc., Class A (I)	2,627	92,339
Zillow Group, Inc., Class C (I)	12,971	465,918
		7,156,210
IT services - 1.5%
Accenture PLC, Class A	11,625	1,388,374
Automatic Data Processing, Inc.	13,365	1,283,307
FleetCor Technologies, Inc. (I)	742	110,810
Visa, Inc., A Shares	11,941	923,278
		3,705,769
Semiconductors and semiconductor equipment - 2.8%
Broadcom, Ltd.	831	141,677
Cabot Microelectronics Corp.	328	19,542
Intel Corp.	41,488	1,439,634
Lam Research Corp.	2,632	279,045
Maxim Integrated Products, Inc.	5,375	211,076
Microchip Technology, Inc.	2,594	171,671
Micron Technology, Inc. (I)	121,776	2,378,285
MKS Instruments, Inc.	899	51,737
Monolithic Power Systems, Inc.	2,001	164,162
Skyworks Solutions, Inc.	23,543	1,809,280
Taiwan Semiconductor
Manufacturing Company, Ltd.	54,020	310,638
		6,976,747
Software - 4.5%
Activision Blizzard, Inc.	2,109	77,210
Adobe Systems, Inc. (I)	1,817	186,806
Electronic Arts, Inc. (I)	2,092	165,770
Ellie Mae, Inc. (I)	2,227	183,839
Fair Isaac Corp.	645	73,330
Guidewire Software, Inc. (I)	1,068	59,498
HubSpot, Inc. (I)	3,848	215,873
Microsoft Corp.	73,649	4,438,089
Mobileye NV (I)	8,296	308,860
Nintendo Company, Ltd.	888	218,829
Nutanix, Inc. (I)	70,054	2,128,578
ServiceNow, Inc. (I)	8,437	701,537
SS&C Technologies Holdings, Inc.	25,546	766,635
Take-Two Interactive Software, Inc. (I)	3,911	192,539
The Sage Group PLC	6,755	55,515
The Ultimate Software Group, Inc. (I)	1,537	314,977
Workday, Inc., Class A (I)	14,490	1,221,797
Zendesk, Inc. (I)	8,735	185,968
		11,495,650
Technology hardware, storage and peripherals - 0.4%
Apple, Inc.	9,640	1,065,413
Pure Storage, Inc., Class A (I)	2,518	35,126
		1,100,539
		34,909,857
Materials - 3.8%
Chemicals - 2.0%
CF Industries Holdings, Inc.	49,817	1,441,704
Platform Specialty Products Corp. (I)	91,151	852,262
Praxair, Inc.	7,889	949,047
The Chemours Company	26,843	663,559
The Sherwin-Williams Company	2,648	711,438
Westlake Chemical Corp.	7,400	437,858
		5,055,868
Construction materials - 0.4%
Boral, Ltd. (I)	55,135	204,794
Buzzi Unicem SpA	28,595	607,847
Martin Marietta Materials, Inc.	484	106,214
		918,855
Containers and packaging - 0.5%
Ball Corp.	9,652	724,479
RPC Group PLC	8,178	110,182
Silgan Holdings, Inc.	10,975	543,372
		1,378,033
Metals and mining - 0.5%
Agnico Eagle Mines, Ltd.	935	38,382
Franco-Nevada Corp.	719	41,644
Freeport-McMoRan, Inc. (I)	24,216	371,716
Glencore PLC (I)	106,099	371,084
Vale SA, ADR	51,993	441,421
		1,264,247
Paper and forest products - 0.4%
Louisiana-Pacific Corp. (I)	23,056	445,903
Norbord, Inc.	25,775	645,095
		1,090,998
		9,708,001
Real estate - 1.3%
Equity real estate investment trusts - 1.0%
American Tower Corp.	6,564	671,300
Equinix, Inc.	1,544	523,045
Public Storage	6,725	1,407,543
		2,601,888
Real estate management and development - 0.3%
BR Malls Participacoes SA (I)	136,870	436,251
WeWork Companies, Inc., Class A (I)(R)	5,941	298,192
		734,443
		3,336,331
Telecommunication services - 0.4%
Diversified telecommunication services - 0.4%
Verizon Communications, Inc.	21,221	1,058,928

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 1.5%
Electric utilities - 0.6%
NextEra Energy, Inc.	13,373	$1,527,598
Gas utilities - 0.3%
UGI Corp.	14,995	671,776
Multi-utilities - 0.6%
Dominion Resources, Inc.	21,942	1,608,129
		3,807,503
TOTAL COMMON STOCKS (Cost $175,081,324)		$214,295,251

PREFERRED SECURITIES - 11.5%
Consumer discretionary - 0.3%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	19,437	652,889
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	18,218	173,071
		825,960
Financials - 0.6%
Capital markets - 0.6%
Forward Venture (I)(R)	32,560	1,426,779
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	289,885	1,365,358
Information technology - 8.8%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	40,760	974,979
Internet software and services - 5.8%
DocuSign, Inc., Series B (I)(R)	1,637	31,741
DocuSign, Inc., Series B1 (I)(R)	491	9,520
DocuSign, Inc., Series D (I)(R)	1,177	22,822
DocuSign, Inc., Series E (I)(R)	25,477	493,999
Dropbox, Inc., Series C (I)(R)	20,535	286,874
Lookout, Inc., Series F (I)(R)	51,118	376,740
Uber Technologies, Inc. (I)(R)	277,136	13,516,532
		14,738,228
Software - 2.6%
Birst, Inc., Series F (I)(R)	108,745	551,337
Cloudera, Inc., Series F (I)(R)	28,981	602,225
DraftKings, Inc., Series C (I)(R)	178,010	366,701
Essence Group Holdings Corp. (I)(R)	381,964	859,419
MarkLogic Corp., Series F (I)(R)	74,146	688,075
Pinterest, Inc., Series G (I)(R)	390,110	2,465,495
Zuora, Inc., Series F (I)(R)	237,163	917,821
		6,451,073
		22,164,280
Real estate - 1.3%
Real estate management and development - 1.3%
Redfin Corp. (I)(R)	178,309	688,273
WeWork Companies, Inc., Series D1 (I)(R)	29,527	1,482,027
WeWork Companies, Inc., Series D2 (I)(R)	23,200	1,164,460
		3,334,760
		3,334,760
TOTAL PREFERRED SECURITIES (Cost $17,578,313)		$29,117,137

CORPORATE BONDS - 0.1%
Information technology - 0.1%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$117,343	$117,343
TOTAL CORPORATE BONDS (Cost $117,343)		$117,343

SHORT-TERM INVESTMENTS - 3.7%
Repurchase agreement - 3.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2016 at
0.270% to be repurchased at
$9,400,071 on 12/01/2016,
collateralized by $10,111,800 U.S.
Treasury Notes, 1.625% due
02/15/2026 (valued at $9,588,058,
including interest)	9,400,000	9,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,400,000)		$9,400,000

Total Investments (Alpha Opportunities Fund)
(Cost $202,176,980) - 99.9%		$252,929,731
Other assets and liabilities, net - 0.1%		269,680
TOTAL NET ASSETS - 100.0%		$253,199,411

Asia Pacific Total Return Bond Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 36.9%
Australia - 1.1%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$4,085,309
Canada - 0.4%
Province of British Columbia
6.600%, 01/09/2020 (S)	INR	106,000,000	1,563,869
China - 3.8%
Republic of China
1.940%, 08/18/2018	CNY	23,500,000	3,321,098
2.480%, 12/01/2020		31,000,000	4,320,757
2.560%, 06/29/2017		14,000,000	2,016,015
The Export-Import Bank of China
3.250%, 01/21/2017		13,000,000	1,876,714
3.650%, 05/14/2019		20,000,000	2,869,593
			14,404,177
India - 3.9%
Republic of India
7.350%, 06/22/2024	INR	240,000,000	3,707,196
7.720%, 05/25/2025		240,000,000	3,788,264
8.120%, 12/10/2020		210,000,000	3,274,179
8.270%, 06/09/2020		260,000,000	4,050,482
			14,820,121
Indonesia - 5.0%
Republic of Indonesia
7.000%, 05/15/2027	IDR	24,000,000,000	1,639,845
8.375%, 03/15/2024 to 09/15/2026		233,000,000,000	17,352,006
			18,991,851
Malaysia - 5.3%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,598,760
3.955%, 09/15/2025		18,000,000	3,873,273
4.181%, 07/15/2024		18,000,000	3,951,734
4.232%, 06/30/2031		32,590,000	6,865,646

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.254%, 05/31/2035	MYR	10,000,000	$2,064,510
4.392%, 04/15/2026		8,000,000	1,732,546
			20,086,469
New Zealand - 2.1%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	2,924,388
5.000%, 03/15/2019		1,900,000	1,429,198
5.500%, 04/15/2023		4,100,000	3,357,805
			7,711,391
Philippines - 3.0%
Republic of the Philippines
3.500%, 04/21/2023	PHP	150,000,000	2,888,805
3.625%, 09/09/2025		142,233,286	2,654,460
3.900%, 11/26/2022		131,000,000	2,466,161
4.950%, 01/15/2021		165,000,000	3,324,553
			11,333,979
Singapore - 2.2%
Republic of Singapore
3.125%, 09/01/2022	SGD	11,000,000	8,157,137
South Korea - 8.6%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	100,000,000	1,458,071
8.000%, 05/15/2018	IDR 50,000,000,000		3,565,136
Republic of Korea
2.250%, 06/10/2025	KRW	4,800,000,000	4,127,479
2.750%, 06/10/2017 to 03/10/2018		19,400,000,000	16,746,673
5.000%, 06/10/2020		1,000,000,000	945,013
5.750%, 09/10/2018		6,000,000,000	5,487,764
			32,330,136
Thailand - 0.9%
Kingdom of Thailand
1.200%, 07/14/2021	THB	127,896,000	3,507,295
Vietnam - 0.6%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$2,000,000	2,188,924
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $151,772,657)			$139,180,658

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury Note
1.500%, 08/15/2026		6,500,000	5,992,948
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $6,471,348)			$5,992,948

CORPORATE BONDS - 55.3%
Australia - 1.6%
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/2026 (S)		4,200,000	4,222,079
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	1,876,908
			6,098,987
Canada - 1.1%
Nexen Energy ULC
5.875%, 03/10/2035		$3,700,000	4,140,385
China - 9.2%
Agile Group Holdings, Ltd.
9.875%, 03/20/2017		2,800,000	2,844,778
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021		1,800,000	1,808,356
Bluestar Finance Holdings, Ltd.
(4.375% to 12/17/2018, then
3 Year CMT + 7.242%)
12/17/2018 (Q)		3,200,000	3,265,875
China Cinda Finance 2015 I, Ltd.
4.250%, 04/23/2025		2,500,000	2,446,495
China Construction Bank Corp.
(3.875% to 05/13/2020, then
5 Year CMT + 2.425%)
05/13/2025		4,000,000	4,021,720
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,138,074
COSCO Finance 2011, Ltd.
4.000%, 12/03/2022		600,000	621,646
Future Land Development Holdings, Ltd.
6.250%, 11/12/2017		2,000,000	2,030,032
Industrial & Commercial Bank of China, Ltd.
4.875%, 09/21/2025		2,500,000	2,566,128
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,942,678
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,055,664
Tencent Holdings, Ltd.
3.800%, 02/11/2025		3,000,000	3,044,700
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		232,000	233,763
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,548,993
Yongda Investment, Ltd.
3.750%, 07/21/2020		4,000,000	4,077,780
			34,646,682
Germany - 0.8%
KFW
6.000%, 03/28/2017	AUD	4,000,000	2,991,521
Hong Kong - 15.8%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		$3,000,000	2,987,679
Biostime International Holdings, Ltd.
7.250%, 06/21/2021 (S)		1,600,000	1,679,493
Chalco Hong Kong Investment
Company, Ltd. (6.250% to
04/17/2017, then 3 Year
CMT + 10.423%)
04/17/2017 (Q)		4,250,000	4,281,845
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		2,100,000	2,126,250
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	4,070,304
China Resources Land, Ltd.
6.000%, 02/27/2024		2,500,000	2,810,495
Double Rosy, Ltd.
3.625%, 11/18/2019		4,500,000	4,608,234
FPT Finance, Ltd.
6.375%, 09/28/2020		4,000,000	4,307,088
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,020,212
Hengdeli Holdings, Ltd.
6.250%, 01/29/2018		1,000,000	1,012,500
HKT Capital No. 2, Ltd.
3.625%, 04/02/2025		3,000,000	2,955,711

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	$4,196,900
Kunlun Energy Company, Ltd.
3.750%, 05/13/2025		3,000,000	2,981,730
MCE Finance, Ltd.
5.000%, 02/15/2021		3,250,000	3,257,433
Proven Honour Capital, Ltd.
4.125%, 05/19/2025		3,600,000	3,608,899
Studio City Company, Ltd.
5.875%, 11/30/2019 (S)		1,750,000	1,793,750
Sun Hung Kai Properties Capital Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,301,840
The Bank of East Asia, Ltd.
(4.250% to 09/13/2017, then
5 Year Singapore Swap Offered
Rate + 3.085%)
09/13/2022	SGD	2,750,000	1,941,250
The Hong Kong Mortgage Corp., Ltd.
2.905%, 02/22/2017 (P)	AUD	2,000,000	1,478,862
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	1,560,000	225,660
Yancoal International Resources
Development Company, Ltd.
4.461%, 05/16/2017		$3,034,000	3,034,000
			59,680,135
India - 2.4%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		1,600,000	1,668,794
Greenko Investment Company
4.875%, 08/16/2023 (S)		1,100,000	1,043,144
Oil India, Ltd.
5.375%, 04/17/2024		1,500,000	1,610,430
Reliance Industries, Ltd.
4.875%, 02/10/2045 (S)		3,000,000	2,846,118
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	1,003,100
7.125%, 05/31/2023		1,000,000	952,160
			9,123,746
Indonesia - 4.3%
Indo Energy Finance II BV
6.375%, 01/24/2023		2,000,000	1,505,000
MPM Global Pte, Ltd.
6.750%, 09/19/2019		2,600,000	2,664,399
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (S)		1,500,000	1,437,750
Pelabuhan Indonesia III Persero PT
4.875%, 10/01/2024 (S)		900,000	914,040
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024		3,200,000	3,281,773
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,310,000
Star Energy Geothermal Wayang
Windu, Ltd. 6.125%, 03/27/2020		2,000,000	2,038,800
			16,151,762
Japan - 0.9%
Sumitomo Mitsui Financial Group, Inc.
2.632%, 07/14/2026		3,500,000	3,249,624
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	371,379
Malaysia - 2.4%
IOI Investment L BHD
4.375%, 06/27/2022		4,915,000	4,986,916
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	4,139,484
			9,126,400
Netherlands - 0.2%
Indo Energy Finance BV
7.000%, 05/07/2018		900,000	850,500
Philippines - 2.0%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,813,921
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	828,281
Power Sector Assets & Liabilities
Management Corp.
7.250%, 05/27/2019		$3,500,000	3,891,125
			7,533,327
Singapore - 5.3%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	802,000
Global Logistic Properties, Ltd.
3.875%, 06/04/2025		4,000,000	3,915,060
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2022, then 10 Year
Singapore Swap Offered Rate +
4.467%) 07/25/2022 (Q)	SGD	3,250,000	2,278,626
ONGC Videsh Vankorneft Pte, Ltd.
3.750%, 07/27/2026		$1,500,000	1,421,820
Oversea-Chinese Banking Corp., Ltd.
(3.150% to 03/11/2018, then 5 Year
U.S. Swap Rate + 2.279%)
03/11/2023		2,000,000	2,021,980
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 Year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	3,623,759
TBG Global Pte, Ltd.
5.250%, 02/10/2022		$2,500,000	2,494,065
United Overseas Bank, Ltd.
(3.150% to 07/11/2017, then 5 Year
Singapore Swap Offered
Rate + 2.115%) 07/11/2022	SGD	5,000,000	3,510,768
			20,068,078
South Korea - 1.1%
Busan Bank Company, Ltd.
3.625%, 07/25/2026		$4,000,000	3,733,520
Shinhan Bank
3.875%, 03/24/2026 (S)		550,000	542,457
			4,275,977
Thailand - 2.7%
PTT Global Chemical PCL
4.250%, 09/19/2022		2,000,000	2,092,436
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,076,721
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,094,381
4.875%, 01/23/2043		2,700,000	2,693,115
			9,956,653

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom - 0.3%
European Bank for Reconstruction
& Development
5.625%, 03/15/2017	INR	85,000,000	$1,238,452
United States - 5.1%
International Bank for Reconstruction
& Development
6.000%, 12/20/2016		389,000,000	5,673,859
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	2,860,398
6.450%, 10/30/2018	INR	250,000,000	3,708,698
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,522,030
7.375%, 02/22/2018		2,250,000	1,748,629
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,787,431
			19,301,045
TOTAL CORPORATE BONDS (Cost $216,902,485)			$208,804,653
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $375,146,490) - 93.8%			$353,978,259
Other assets and liabilities, net - 6.2%			23,352,024
TOTAL NET ASSETS - 100.0%			$377,330,283

Capital Appreciation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.9%
Consumer discretionary - 26.7%
Automobiles - 0.8%
Tesla Motors, Inc. (I)(L)	77,336	$14,647,441
Hotels, restaurants and leisure - 3.8%
Marriott International, Inc., Class A	465,860	36,700,451
Starbucks Corp.	519,900	30,138,603
		66,839,054
Internet and direct marketing retail - 9.9%
Amazon.com, Inc. (I)	134,895	101,248,140
Expedia, Inc.	56,945	7,064,027
Netflix, Inc. (I)	271,620	31,779,540
The Priceline Group, Inc. (I)	23,639	35,545,492
		175,637,199
Media - 2.7%
Charter Communications, Inc., Class A (I)	65,685	18,083,737
The Walt Disney Company	98,603	9,773,529
Time Warner, Inc.	223,759	20,545,551
		48,402,817
Specialty retail - 6.9%
Industria de Diseno Textil SA	1,150,628	39,320,910
O’Reilly Automotive, Inc. (I)	115,517	31,709,417
The Home Depot, Inc.	154,352	19,973,149
The TJX Companies, Inc.	276,886	21,691,249
Ulta Salon Cosmetics & Fragrance, Inc. (I)	36,520	9,476,940
		122,171,665
Textiles, apparel and luxury goods - 2.6%
adidas AG	187,402	27,610,574
NIKE, Inc., Class B	348,540	17,451,398
		45,061,972
		472,760,148
Consumer staples - 3.3%
Beverages - 1.9%
Constellation Brands, Inc., Class A	82,333	12,443,810
Monster Beverage Corp. (I)	481,234	21,535,222
		33,979,032
Food and staples retailing - 1.4%
Costco Wholesale Corp.	158,392	23,776,223
		57,755,255
Energy - 2.9%
Energy equipment and services - 1.5%
Halliburton Company	491,861	26,112,900
Oil, gas and consumable fuels - 1.4%
Concho Resources, Inc. (I)	179,987	25,741,741
		51,854,641
Financials - 3.4%
Banks - 0.5%
JPMorgan Chase & Co.	113,193	9,074,683
Capital markets - 2.9%
S&P Global, Inc.	160,703	19,122,050
The Goldman Sachs Group, Inc.	147,953	32,444,613
		51,566,663
		60,641,346
Health care - 13.9%
Biotechnology - 9.9%
Alexion Pharmaceuticals, Inc. (I)	196,011	24,028,988
Biogen, Inc. (I)	90,078	26,489,237
BioMarin Pharmaceutical, Inc. (I)	130,234	11,151,937
Celgene Corp. (I)	451,895	53,554,076
Regeneron Pharmaceuticals, Inc. (I)	61,273	23,237,173
Shire PLC, ADR	181,021	31,606,267
Vertex Pharmaceuticals, Inc. (I)	62,556	5,105,195
		175,172,873
Life sciences tools and services - 0.7%
Illumina, Inc. (I)	94,160	12,536,462
Pharmaceuticals - 3.3%
Allergan PLC (I)	159,698	31,029,321
Bristol-Myers Squibb Company	495,054	27,940,848
		58,970,169
		246,679,504
Industrials - 3.4%
Aerospace and defense - 1.8%
The Boeing Company	204,563	30,799,005
Air freight and logistics - 1.2%
FedEx Corp.	112,650	21,591,626
Machinery - 0.4%
Parker-Hannifin Corp.	48,880	6,790,898
		59,181,529
Information technology - 45.0%
Communications equipment - 1.1%
Palo Alto Networks, Inc. (I)	140,359	18,860,039
Internet software and services - 15.4%
Alibaba Group Holding, Ltd., ADR (I)	598,109	56,234,208
Alphabet, Inc., Class A (I)	55,289	42,897,629
Alphabet, Inc., Class C (I)	55,387	41,985,561
Facebook, Inc., Class A (I)	623,698	73,858,317
Tencent Holdings, Ltd.	2,284,174	56,877,948
		271,853,663

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services - 7.5%
FleetCor Technologies, Inc. (I)	151,155	$22,573,488
Mastercard, Inc., Class A	516,270	52,762,794
Visa, Inc., A Shares	744,904	57,595,977
		132,932,259
Semiconductors and semiconductor
equipment - 5.2%
NVIDIA Corp.	439,759	40,545,780
NXP Semiconductors NV (I)	180,743	17,920,668
QUALCOMM, Inc.	508,583	34,649,760
		93,116,208
Software - 11.5%
Adobe Systems, Inc. (I)	381,224	39,193,639
Microsoft Corp.	988,241	59,551,403
Mobileye NV (I)(L)	230,817	8,593,317
Red Hat, Inc. (I)	294,313	23,283,101
salesforce.com, Inc. (I)	481,038	34,634,736
Splunk, Inc. (I)	289,828	16,699,889
Workday, Inc., Class A (I)	249,774	21,060,944
		203,017,029
Technology hardware, storage and peripherals - 4.3%
Apple, Inc.	687,482	75,980,511
		795,759,709
Materials - 0.5%
Chemicals - 0.5%
Albemarle Corp.	109,676	9,627,359
Real estate - 0.8%
Equity real estate investment trusts - 0.8%
American Tower Corp.	133,023	13,604,262
TOTAL COMMON STOCKS (Cost $1,006,122,310)		$1,767,863,753

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	1,895,723	18,972,014
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,970,507)		$18,972,014
Total Investments (Capital Appreciation Fund)
(Cost $1,025,092,817) - 101.0%		$1,786,835,767
Other assets and liabilities, net - (1.0%)		(17,552,140)
TOTAL NET ASSETS - 100.0%		$1,769,283,627

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 63.3%
Consumer discretionary - 8.3%
Auto components - 0.5%
Adient PLC (I)	192,735	$10,322,887
Hotels, restaurants and leisure - 1.2%
Aramark	251,600	8,657,556
Yum! Brands, Inc.	239,160	15,160,352
		23,817,908
Internet and direct marketing retail - 1.5%
Amazon.com, Inc. (I)	40,200	30,172,914
Media - 2.3%
Comcast Corp., Class A	406,000	28,221,060
Liberty Global PLC, Series C (I)	598,788	18,233,095
		46,454,155
Specialty retail - 2.8%
AutoZone, Inc. (I)	26,722	20,928,136
Lowe’s Companies, Inc.	203,700	14,371,035
O’Reilly Automotive, Inc. (I)	73,054	20,053,323
		55,352,494
		166,120,358
Consumer staples - 9.2%
Beverages - 0.9%
PepsiCo, Inc.	169,723	16,989,272
Food and staples retailing - 2.1%
CVS Health Corp.	139,600	10,733,844
Walgreens Boots Alliance, Inc.	366,734	31,073,372
		41,807,216
Food products - 2.0%
Mondelez International, Inc., Class A	571,827	23,582,145
The Kraft Heinz Company	204,603	16,705,835
		40,287,980
Household products - 0.8%
Reckitt Benckiser Group PLC	194,423	16,423,609
Tobacco - 3.4%
Altria Group, Inc.	545,005	34,842,170
Philip Morris International, Inc.	369,000	32,575,320
		67,417,490
		182,925,567
Energy - 1.2%
Oil, gas and consumable fuels - 1.2%
Canadian Natural Resources, Ltd.	475,600	16,061,012
TOTAL SA	155,964	7,436,020
		23,497,032
		23,497,032
Financials - 7.9%
Capital markets - 2.9%
Julius Baer Group, Ltd. (I)	70,315	3,100,185
State Street Corp.	133,783	10,542,100
The Bank of New York Mellon Corp.	953,000	45,191,260
		58,833,545
Insurance - 5.0%
Marsh & McLennan Companies, Inc.	1,042,300	72,241,813
Willis Towers Watson PLC	212,215	26,393,180
		98,634,993
		157,468,538
Health care - 17.2%
Biotechnology - 0.6%
Biogen, Inc. (I)	40,428	11,888,662
Health care equipment and supplies - 6.5%
Abbott Laboratories	1,028,500	39,154,995
Becton, Dickinson and Company	199,957	33,812,729
Danaher Corp.	708,309	55,368,515
		128,336,239
Health care providers and services - 5.2%
Aetna, Inc.	213,360	27,916,022
Anthem, Inc.	88,000	12,542,640
Cigna Corp.	147,000	19,806,780
Humana, Inc.	40,588	8,630,632
UnitedHealth Group, Inc.	224,500	35,542,840
		104,438,914

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 3.0%
PerkinElmer, Inc.	492,588	$24,984,063
Thermo Fisher Scientific, Inc.	254,005	35,588,641
		60,572,704
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Company	127,745	7,209,928
Eli Lilly & Company	51,726	3,471,849
Zoetis, Inc.	526,136	26,506,732
		37,188,509
		342,425,028
Industrials - 4.7%
Aerospace and defense - 0.4%
The Boeing Company	49,000	7,377,440
Building products - 1.0%
Johnson Controls International PLC	444,756	20,005,125
Electrical equipment - 0.4%
AMETEK, Inc.	6,709	317,671
Sensata Technologies Holding NV (I)	191,314	7,149,389
		7,467,060
Industrial conglomerates - 0.8%
Roper Technologies, Inc.	84,266	15,261,415
Machinery - 1.6%
Fortive Corp.	294,054	16,170,029
IDEX Corp.	31,900	2,986,159
Pentair PLC	216,972	12,467,211
		31,623,399
Professional services - 0.5%
IHS Markit, Ltd. (I)	232,819	8,367,515
RELX PLC	168,148	2,888,472
		11,255,987
		92,990,426
Information technology - 10.9%
Internet software and services - 2.4%
Alphabet, Inc., Class A (I)	6,900	5,353,572
Alphabet, Inc., Class C (I)	55,100	41,768,004
		47,121,576
IT services - 4.0%
Fiserv, Inc. (I)	378,329	39,580,780
FleetCor Technologies, Inc. (I)	34,328	5,126,544
Mastercard, Inc., Class A	104,241	10,653,430
Visa, Inc., A Shares	321,200	24,835,184
		80,195,938
Semiconductors and semiconductor equipment - 0.2%
Texas Instruments, Inc.	49,900	3,689,107
Software - 3.2%
Intuit, Inc.	65,743	7,473,664
Microsoft Corp.	930,500	56,071,930
		63,545,594
Technology hardware, storage and peripherals - 1.1%
Apple, Inc.	205,500	22,711,860
		217,264,075
Materials - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV, Class A	107,102	9,673,453
Real estate - 0.4%
Equity real estate investment trusts - 0.4%
American Tower Corp.	73,400	7,506,618
Telecommunication services - 0.4%
Diversified telecommunication services - 0.4%
SBA Communications Corp., Class A (I)	79,901	7,907,003
Utilities - 2.6%
Electric utilities - 2.1%
Edison International	12,469	857,493
PG&E Corp.	708,457	41,657,272
		42,514,765
Multi-utilities - 0.5%
DTE Energy Company	96,000	8,936,640
		51,451,405
TOTAL COMMON STOCKS (Cost $1,038,560,532)		$1,259,229,503

PREFERRED SECURITIES - 2.4%
Financials - 0.7%
State Street Corp., 6.000%	60,000	1,528,200
State Street Corp. (5.350% to 03/15/2026, then
3 month LIBOR + 3.709%)	30,000	748,500
The Charles Schwab Corp., 5.950%	8,000	200,000
The Charles Schwab Corp., 6.000%	100,000	2,567,000
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	1,920,750
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,699,800
Wells Fargo & Company,
Series L, 7.500%	3,450	4,148,177
		12,812,427
Real estate - 0.5%
American Tower Corp., 5.500%	102,715	10,454,333
Utilities - 1.2%
DTE Energy Company, 6.500%	148,964	7,597,164
NextEra Energy, Inc., 6.123%	141,478	6,649,466
SCE Trust I, 5.625%	65,000	1,573,650
SCE Trust II, 5.100%	9,890	230,734
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	108,739	2,828,301
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%)	180,000	4,552,200
SCE Trust V (5.450 to 03/15/2026, then
3 month LIBOR + 3.790%)	50,000	1,302,500
		24,734,015
TOTAL PREFERRED SECURITIES (Cost $47,474,191)		$48,000,775

CORPORATE BONDS - 24.3%
Consumer discretionary - 7.5%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	$625,000	632,031
Amazon.com, Inc.
2.600%, 12/05/2019	1,870,000	1,907,052
American Honda Finance Corp.
0.950%, 05/05/2017	1,325,000	1,323,739
AutoZone, Inc.
1.625%, 04/21/2019	215,000	213,101
2.500%, 04/15/2021	900,000	892,274
CCO Holdings LLC
5.125%, 02/15/2023	3,150,000	3,236,625
5.125%, 05/01/2023 (S)	725,000	743,125
5.250%, 03/15/2021 to 09/30/2022	5,405,000	5,605,848
5.750%, 09/01/2023 to 01/15/2024	4,605,000	4,823,231

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CCO Holdings LLC (continued)
5.875%, 04/01/2024 (S)		$1,555,000	$1,646,356
6.625%, 01/31/2022		5,025,000	5,219,719
Cedar Fair LP
5.250%, 03/15/2021		3,602,000	3,724,468
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)		5,075,000	5,228,874
Charter Communications Operating LLC
3.579%, 07/23/2020 (S)		575,000	586,570
Cox Communications, Inc.
6.250%, 06/01/2018 (S)		60,000	63,258
DISH DBS Corp.
4.250%, 04/01/2018		425,000	433,500
4.625%, 07/15/2017		3,050,000	3,080,500
Dollar Tree, Inc.
5.750%, 03/01/2023		3,925,000	4,170,313
Ford Motor Credit Company LLC
1.361%, 09/08/2017 (P)		2,925,000	2,924,342
1.405%, 12/06/2017 (P)		4,225,000	4,220,441
1.461%, 03/27/2017		6,710,000	6,711,664
1.483%, 03/27/2017 (P)		4,750,000	4,753,591
1.724%, 12/06/2017		1,425,000	1,423,304
2.145%, 01/09/2018		2,035,000	2,036,842
2.375%, 03/12/2019		2,500,000	2,494,310
2.597%, 11/04/2019		2,375,000	2,373,088
4.250%, 02/03/2017		1,110,000	1,115,248
5.000%, 05/15/2018		1,490,000	1,549,821
6.625%, 08/15/2017		1,225,000	1,267,314
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024 (S)		800,000	784,000
Hilton Worldwide Finance LLC
5.625%, 10/15/2021		3,455,000	3,567,201
L Brands, Inc.
6.625%, 04/01/2021		4,400,000	4,873,000
7.000%, 05/01/2020		1,150,000	1,290,875
8.500%, 06/15/2019		2,900,000	3,331,375
Lamar Media Corp.
5.875%, 02/01/2022		850,000	875,500
Levi Strauss & Company
6.875%, 05/01/2022		2,800,000	2,940,000
McDonald’s Corp.
2.100%, 12/07/2018		255,000	256,682
Netflix, Inc.
4.375%, 11/15/2026 (S)		1,050,000	1,022,448
Service Corp. International
5.375%, 05/15/2024		375,000	389,963
Sirius XM Radio, Inc.
5.750%, 08/01/2021 (S)		1,600,000	1,673,920
6.000%, 07/15/2024 (S)		3,350,000	3,484,000
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		9,558,000	9,851,909
Time Warner Cable LLC
5.850%, 05/01/2017		1,040,000	1,058,358
6.750%, 07/01/2018		2,375,000	2,544,680
Unitymedia GmbH
6.125%, 01/15/2025 (S)		3,725,000	3,790,188
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)		7,950,000	8,165,604
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		1,950,000	1,959,750
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)		2,275,000	2,201,063
5.375%, 04/15/2021 (S)		10,755,000	11,091,094
6.000%, 04/15/2021 (S)	GBP	855,000	1,109,893
Yum! Brands, Inc.
3.750%, 11/01/2021		5,425,000	5,458,906
3.875%, 11/01/2020 to 11/01/2023		2,650,000	2,632,750
5.300%, 09/15/2019		150,000	158,250
6.250%, 03/15/2018		1,150,000	1,210,145
			150,122,103
Consumer staples - 1.1%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019		1,665,000	1,664,669
2.146%, 02/01/2021 (P)		2,125,000	2,180,992
2.650%, 02/01/2021		925,000	927,958
B&G Foods, Inc.
4.625%, 06/01/2021		1,875,000	1,912,500
PepsiCo, Inc.
1.250%, 04/30/2018		620,000	619,309
Rite Aid Corp.
6.750%, 06/15/2021		3,425,000	3,610,183
9.250%, 03/15/2020		6,735,000	7,046,494
Spectrum Brands, Inc.
6.625%, 11/15/2022		1,300,000	1,378,000
The Kroger Company
2.000%, 01/15/2019		645,000	645,846
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)		275,000	286,000
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018		1,525,000	1,527,205
			21,799,156
Energy - 2.9%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018		710,000	707,142
Chevron Corp.
1.365%, 03/02/2018		2,360,000	2,356,375
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023		10,100,000	10,403,147
6.500%, 01/15/2022		2,550,000	2,645,625
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)		750,000	750,938
Enbridge Energy Partners LP
6.500%, 04/15/2018		90,000	94,985
EQT Corp.
6.500%, 04/01/2018		1,165,000	1,228,247
8.125%, 06/01/2019		2,791,000	3,144,053
Matador Resources Company
6.875%, 04/15/2023		1,650,000	1,749,000
MPLX LP
4.500%, 07/15/2023		9,550,000	9,550,497
4.875%, 12/01/2024		1,225,000	1,236,950
5.500%, 02/15/2023		6,430,000	6,667,582
ONEOK Partners LP
2.000%, 10/01/2017		1,120,000	1,122,476
Range Resources Corp.
4.875%, 05/15/2025		1,975,000	1,866,375
5.000%, 08/15/2022 to 03/15/2023 (S)		5,100,000	4,909,313
Shell International Finance BV
1.352%, 05/11/2020 (P)		3,960,000	3,964,594
Targa Resources Partners LP
4.125%, 11/15/2019		900,000	909,000
4.250%, 11/15/2023		2,425,000	2,285,563
5.250%, 05/01/2023		2,200,000	2,205,500
			57,797,362
Financials - 1.6%
HUB International, Ltd.
7.875%, 10/01/2021 (S)		7,075,000	7,225,344
9.250%, 02/15/2021 (S)		1,375,000	1,416,250

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	$5,540,000	$5,595,400
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	810,345
3.300%, 03/14/2023	315,000	319,182
MSCI, Inc.
5.250%, 11/15/2024 (S)	875,000	904,531
5.750%, 08/15/2025 (S)	1,675,000	1,758,750
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017	715,000	714,860
Regions Bank
7.500%, 05/15/2018	15,000	16,137
State Street Corp. (5.250% to
09/15/2020, then 3 month
LIBOR + 3.597%)
09/15/2020 (Q)	2,650,000	2,699,688
Synovus Financial Corp.
5.125%, 06/15/2017	26,000	26,419
The Bank of New York Mellon
Corp. (4.625% to 09/20/2026,
then 3 month LIBOR + 3.131%)
09/20/2026 (Q)	1,900,000	1,740,970
The Bank of New York Mellon
Corp. (4.950% to 06/20/2020,
then 3 month LIBOR + 3.420%)
06/20/2020 (Q)	2,450,000	2,440,813
The PNC Financial Services Group,
Inc. (5.000% to 11/01/2026, then
3 month LIBOR + 3.300%)
11/01/2026 (Q)	4,185,000	4,059,450
Trinity Acquisition PLC
4.400%, 03/15/2026	1,560,000	1,577,995
		31,306,134
Health care - 3.7%
Becton, Dickinson and Company
1.800%, 12/15/2017	1,785,000	1,788,345
2.675%, 12/15/2019	1,500,000	1,526,510
Centene Corp.
4.750%, 05/15/2022 to 01/15/2025	3,800,000	3,684,563
5.625%, 02/15/2021	3,641,000	3,750,230
6.125%, 02/15/2024	3,375,000	3,429,338
DaVita, Inc.
5.750%, 08/15/2022	12,665,000	13,139,938
Eli Lilly & Company
1.250%, 03/01/2018	1,330,000	1,327,601
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	4,700,000	5,005,500
5.875%, 01/31/2022 (S)	3,025,000	3,342,625
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	575,000	621,000
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022	1,600,000	1,648,000
HCA, Inc.
3.750%, 03/15/2019	1,050,000	1,075,725
4.250%, 10/15/2019	1,550,000	1,596,500
6.500%, 02/15/2020	8,525,000	9,281,594
8.000%, 10/01/2018	5,045,000	5,473,825
Hologic, Inc.
5.250%, 07/15/2022 (S)	3,080,000	3,195,500
Johnson & Johnson
1.125%, 11/21/2017	955,000	955,833
Medtronic, Inc.
1.500%, 03/15/2018	1,650,000	1,650,272
2.500%, 03/15/2020	1,995,000	2,016,163
Pfizer, Inc.
1.200%, 06/01/2018	5,125,000	5,115,667
Teleflex, Inc.
4.875%, 06/01/2026	625,000	618,750
UnitedHealth Group, Inc.
1.400%, 12/15/2017	1,070,000	1,070,428
WellCare Health Plans, Inc.
5.750%, 11/15/2020	1,525,000	1,563,125
		72,877,032
Industrials - 0.9%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	319,000	336,181
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	1,000,000	999,964
2.250%, 12/01/2019	810,000	814,764
CNH Industrial Capital LLC
3.250%, 02/01/2017	3,031,000	3,034,789
3.625%, 04/15/2018	3,225,000	3,245,156
3.875%, 07/16/2018	600,000	606,750
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	268,648	301,558
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	1,100,887	1,166,940
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	280,691	298,234
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	80,637	85,475
Fortive Corp.
1.800%, 06/15/2019 (S)	205,000	203,255
IHS Markit, Ltd.
5.000%, 11/01/2022 (S)	2,475,000	2,539,969
Lennox International, Inc.
3.000%, 11/25/2023	510,000	493,641
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024	300,000	342,000
Moog, Inc.
5.250%, 12/01/2022 (S)	550,000	559,625
US Airways 2010-1 Class A Pass Through Trust
6.250%, 10/22/2024	64,493	72,070
US Airways 2012-2 Class A Pass Through Trust
4.625%, 12/03/2026	230,916	247,081
US Airways 2012-2 Class B Pass Through Trust
6.750%, 12/03/2022	300,910	323,478
US Airways 2013-1 Class A Pass Through Trust
3.950%, 05/15/2027	1,279,581	1,319,504
US Airways 2013-1 Class B Pass Through Trust
5.375%, 05/15/2023	397,967	411,896
Xylem, Inc.
3.250%, 11/01/2026	400,000	386,542
4.875%, 10/01/2021	100,000	108,193
		17,897,065

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology - 1.4%
Amphenol Corp.
1.550%, 09/15/2017		$500,000	$500,671
Fiserv, Inc.
2.700%, 06/01/2020		1,590,000	1,595,476
Harris Corp.
1.999%, 04/27/2018		670,000	671,189
NXP BV
3.750%, 06/01/2018 (S)		13,019,000	13,279,380
4.125%, 06/15/2020 (S)		275,000	286,000
5.750%, 02/15/2021 (S)		5,175,000	5,369,063
Visa, Inc.
1.200%, 12/14/2017		5,595,000	5,600,925
			27,302,704
Materials - 0.6%
Cytec Industries, Inc.
3.950%, 05/01/2025		2,590,000	2,458,423
Ecolab, Inc.
2.000%, 01/14/2019		1,260,000	1,261,672
Reynolds Group Issuer, Inc.
4.380%, 07/15/2021 (P)(S)		3,035,000	3,099,494
5.750%, 10/15/2020		4,815,000	4,953,431
6.875%, 02/15/2021		486,102	500,685
			12,273,705
Real estate - 1.2%
American Tower Corp.
3.300%, 02/15/2021		1,865,000	1,894,385
CBRE Services, Inc.
5.000%, 03/15/2023		525,000	542,048
Crown Castle International Corp.
4.875%, 04/15/2022		4,175,000	4,499,982
5.250%, 01/15/2023		8,525,000	9,267,187
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)		775,000	792,438
5.750%, 08/15/2024		3,050,000	3,095,140
6.000%, 10/01/2020 (S)		3,475,000	3,657,438
6.000%, 08/15/2023		150,000	159,000
			23,907,618
Telecommunication services - 2.6%
Level 3 Financing, Inc.
5.375%, 08/15/2022		2,057,000	2,092,998
5.625%, 02/01/2023		1,750,000	1,776,250
SBA Communications Corp.
4.875%, 07/15/2022		4,680,000	4,683,884
4.875%, 09/01/2024 (S)		7,500,000	7,256,250
T-Mobile USA, Inc.
5.250%, 09/01/2018		432,000	438,882
6.542%, 04/28/2020		7,700,000	7,947,848
6.625%, 11/15/2020		3,708,000	3,791,430
UPC Holding BV
6.375%, 09/15/2022 (S)	EUR	3,125,000	3,503,062
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		$14,578,400	15,161,536
Ziggo Secured Finance BV
5.500%, 01/15/2027 (S)		4,725,000	4,536,000
			51,188,140
Utilities - 0.8%
AmeriGas Finance LLC
7.000%, 05/20/2022		6,125,000	6,431,250
Berkshire Hathaway Energy Company
2.400%, 02/01/2020		1,780,000	1,788,585
CMS Energy Corp.
6.550%, 07/17/2017		745,000	768,412
8.750%, 06/15/2019		345,000	399,332
Dominion Resources, Inc.
2.962%, 07/01/2019 (P)		255,000	258,375
Southern California Gas Company
3.200%, 06/15/2025		1,350,000	1,367,466
Suburban Propane Partners LP
7.375%, 08/01/2021		1,050,000	1,086,750
The Southern Company
1.550%, 07/01/2018		2,210,000	2,202,380
1.850%, 07/01/2019		1,080,000	1,075,964
Virginia Electric & Power Company
3.150%, 01/15/2026		690,000	685,180
			16,063,694
TOTAL CORPORATE BONDS (Cost $482,288,777)			$482,534,713

TERM LOANS (M) - 3.3%
Consumer discretionary - 0.7%
Charter Communications Operating LLC
3.000%, 07/01/2020		1,935,000	1,939,838
3.000%, 01/03/2021		790,945	792,305
Dollar Tree, Inc.
4.250%, 07/06/2022		100,000	101,000
Hilton Worldwide Finance LLC
3.084%, 10/25/2023		2,255,459	2,270,120
3.500%, 10/26/2020		220,632	221,563
Kasima LLC
3.335%, 05/17/2021		283,088	284,150
KFC Holding Company
3.305%, 06/16/2023		6,857,813	6,920,287
New Red Finance, Inc.
3.750%, 12/10/2021		1,396,439	1,405,600
			13,934,863
Consumer staples - 0.5%
Chobani LLC
5.250%, 10/07/2023		3,075,000	3,107,687
Jacobs Douwe Egberts BV
3.000%, 07/02/2022	EUR	198,855	212,775
3.250%, 07/02/2022		$3,188,399	3,191,046
Pinnacle Foods Finance LLC
3.250%, 04/29/2020		970,000	973,521
3.387%, 04/29/2020		1,948,026	1,955,818
			9,440,847
Financials - 0.6%
HUB International, Ltd.
4.000%, 10/02/2020		11,617,611	11,625,627
Health care - 0.2%
DaVita, Inc.
3.500%, 06/24/2021		4,765,897	4,777,812
Industrials - 0.2%
Avago Technologies Cayman
Finance, Ltd.
3.538%, 02/01/2023		573,563	578,822
Manitowoc Foodservice, Inc.
5.750%, 03/03/2023		3,100,769	3,143,405
			3,722,227
Information technology - 0.0%
NXP BV
3.405%, 12/07/2020		746,481	748,467

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Telecommunication services - 1.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	$11,923,120	$11,485,899
UPC Financing Partnership
4.080%, 08/31/2024	10,150,000	10,189,484
		21,675,383
TOTAL TERM LOANS (Cost $65,672,566)		$65,925,226

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter Option on
Bristol-Myers Squibb Company
(Expiration Date: 01/19/2018; Strike
Price: $60.00; Counterparty: Citigroup
Global Markets, Inc.) (I)	127,700	565,060
Over the Counter Option on Eli
Lilly & Company (Expiration Date:
01/19/2018; Strike Price: $82.50;
Counterparty: Citigroup Global
Markets, Inc.) (I)	48,400	86,651
		651,711
TOTAL PURCHASED OPTIONS (Cost $562,863)		$651,711

SHORT-TERM INVESTMENTS - 7.1%
Money market funds - 7.1%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2810% (Y)	7,000,000	7,000,000
T. Rowe Price Government Money
Fund, 0.3603% (Y)	133,151,108	133,151,108
		140,151,108
TOTAL SHORT-TERM INVESTMENTS (Cost $140,151,108)		$140,151,108
Total Investments (Capital
Appreciation Value Fund)
(Cost $1,774,710,037) - 100.4%		$1,996,493,036
Other assets and liabilities, net - (0.4%)		(7,977,169)
TOTAL NET ASSETS - 100.0%		$1,988,515,867

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 60.1%
U.S. Government - 33.8%
U.S. Treasury Bonds
2.250%, 08/15/2046	$12,775,000	$10,759,450
2.500%, 02/15/2046 to 05/15/2046	26,751,000	23,835,177
2.875%, 11/15/2046	4,528,000	4,380,840
3.000%, 11/15/2045	11,680,000	11,557,722
U.S. Treasury Notes
0.750%, 07/31/2018 to 10/31/2018	80,301,000	79,756,913
0.875%, 07/15/2018 to 09/15/2019	5,125,000	5,101,211
1.000%, 11/30/2018 to 11/15/2019	117,926,000	116,776,603
1.125%, 06/15/2018 to 09/30/2021	36,160,000	35,165,182
1.250%, 12/15/2018 to 10/31/2021	22,371,000	21,875,475
1.375%, 02/29/2020 to 04/30/2021	49,526,000	48,724,002
1.500%, 08/15/2026	28,434,000	26,215,921
1.625%, 05/15/2026	1,881,000	1,758,148
1.750%, 11/30/2021	17,171,000	17,091,189
2.000%, 08/31/2021 to 11/15/2026	43,572,000	43,091,833
2.125%, 08/15/2021 to 11/30/2023	26,670,000	26,927,871
		473,017,537
U.S. Government Agency - 26.3%
Federal Home Loan Mortgage Corp.
2.547%, 07/01/2042 (P)	1,044,705	1,078,658
2.794%, 12/01/2041 (P)	250,911	261,438
2.810%, 05/01/2045 (P)	832,354	853,118
3.000%, TBA (C)	6,500,000	6,461,406
3.000%, 03/01/2030 to 11/01/2031	7,357,732	7,581,544
3.098%, 02/01/2045 (P)	929,980	961,126
3.500%, TBA (C)	3,800,000	3,894,851
3.500%, 11/01/2029 to 12/01/2046	31,491,135	32,995,215
4.000%, TBA (C)	100,000	105,090
4.000%, 10/01/2029 to 06/01/2046	17,936,503	19,068,402
4.500%, 08/01/2020 to 06/01/2044	3,594,918	3,739,975
5.000%, 05/01/2044 to 06/01/2044	1,743,705	1,952,876
Federal National Mortgage Association
1.705%, 04/01/2043 (P)	1,171,136	1,204,977
1.848%, 10/09/2019 (Z)	4,935,000	4,680,018
2.416%, 06/01/2042 (P)	919,733	954,112
2.668%, 01/01/2042 (P)	1,142,530	1,193,318
2.753%, 02/01/2042 (P)	2,339,872	2,441,732
2.754%, 01/01/2045 (P)	1,095,883	1,123,231
2.755%, 01/01/2045 (P)	1,218,937	1,243,830
2.837%, 05/01/2043 (P)	463,758	481,285
2.980%, 06/01/2041 (P)	1,809,211	1,906,901
3.000%, TBA (C)	32,300,000	32,090,765
3.000%, 04/01/2031 to 11/01/2031	27,334,221	28,193,374
3.187%, 10/01/2043 (P)	320,706	330,283
3.500%, TBA (C)	25,400,000	26,047,833
3.500%, 12/01/2029 to 11/01/2046	52,300,044	54,410,103
4.000%, TBA (C)	500,000	525,977
4.000%, 11/01/2029 to 11/01/2046	32,873,606	34,947,343
4.365%, 04/01/2040 (P)	690,661	730,535
4.500%, 01/01/2020 to 06/01/2046	28,060,957	30,519,689
5.000%, 12/01/2039 to 07/01/2044	2,144,525	2,390,424
Government National Mortgage Association
3.000%, TBA (C)	9,400,000	9,538,047
3.500%, TBA (C)	25,200,000	26,211,939
3.500%, 06/15/2046 to 07/15/2046	820,916	857,120
4.000%, TBA (C)	1,700,000	1,801,734
4.000%, 12/15/2040 to 08/20/2046	18,465,159	19,688,458
4.500%, 03/15/2041 to 09/20/2046	3,882,617	4,259,272
5.000%, 12/20/2039 to 11/20/2045	312,722	349,359
Tennessee Valley Authority
2.875%, 09/15/2024	1,328,000	1,361,293
		368,436,651
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $857,201,178)		$841,454,188

FOREIGN GOVERNMENT
OBLIGATIONS - 1.9%
Canada - 0.1%
Province of Ontario
1.625%, 01/18/2019	1,955,000	1,955,059
Israel - 0.1%
Government of Israel
4.500%, 01/30/2043	765,000	767,249

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan - 0.3%
Japan Bank for International Cooperation
1.500%, 07/21/2021	$2,558,000	$2,453,992
1.875%, 04/20/2021	1,728,000	1,687,539
2.000%, 11/04/2021	814,000	794,254
		4,935,785
Mexico - 0.4%
Government of Mexico
4.000%, 10/02/2023	2,275,000	2,269,313
4.350%, 01/15/2047	1,985,000	1,652,513
5.750%, 10/12/2110	1,704,000	1,533,600
		5,455,426
Paraguay - 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (S)	830,000	823,775
Qatar - 0.2%
Government of Qatar
2.375%, 06/02/2021 (S)	1,900,000	1,873,495
3.250%, 06/02/2026 (S)	1,155,000	1,126,354
		2,999,849
Slovenia - 0.5%
Republic of Slovenia
5.250%, 02/18/2024 (S)	3,160,000	3,502,525
5.500%, 10/26/2022 (S)	1,465,000	1,630,265
5.850%, 05/10/2023 (S)	1,280,000	1,455,854
		6,588,644
South Africa - 0.1%
Republic of South Africa
4.300%, 10/12/2028	1,365,000	1,264,331
United Arab Emirates - 0.1%
Abu Dhabi Government
2.125%, 05/03/2021 (S)	1,420,000	1,399,595
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $27,109,716)		$26,189,713

CORPORATE BONDS - 25.0%
Consumer discretionary - 1.6%
BMW US Capital LLC
2.800%, 04/11/2026 (S)	850,000	820,156
Charter Communications Operating LLC
6.484%, 10/23/2045 (S)	1,617,000	1,811,016
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	285,000	260,313
Discovery Communications LLC
4.875%, 04/01/2043	630,000	560,995
General Motors Company
6.750%, 04/01/2046	345,000	396,922
General Motors Financial Company, Inc.
3.700%, 05/09/2023	2,070,000	2,033,792
4.200%, 03/01/2021	2,855,000	2,932,530
5.250%, 03/01/2026	765,000	798,801
Grupo Televisa SAB
5.000%, 05/13/2045	385,000	323,269
6.125%, 01/31/2046	575,000	569,164
McDonald’s Corp.
2.750%, 12/09/2020	715,000	722,962
4.875%, 12/09/2045	1,580,000	1,669,505
Newell Brands, Inc.
4.200%, 04/01/2026	1,175,000	1,222,902
5.500%, 04/01/2046	736,000	827,486
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	745,000	745,273
3.500%, 06/15/2022	656,000	662,340
3.900%, 11/15/2024	565,000	567,649
Time Warner Cable LLC
6.550%, 05/01/2037	390,000	436,614
Time Warner, Inc.
3.800%, 02/15/2027	1,440,000	1,431,886
4.650%, 06/01/2044	85,000	80,061
4.850%, 07/15/2045	660,000	648,280
Toyota Motor Credit Corp.
2.250%, 10/18/2023	1,530,000	1,471,667
Viacom, Inc.
2.250%, 02/04/2022	865,000	828,392
3.450%, 10/04/2026	575,000	548,616
4.850%, 12/15/2034	731,000	697,566
		23,068,157
Consumer staples - 1.2%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	640,000	643,085
4.900%, 02/01/2046	2,805,000	2,993,852
Kraft Heinz Foods Company
2.800%, 07/02/2020	2,185,000	2,202,196
3.000%, 06/01/2026	1,365,000	1,286,973
4.375%, 06/01/2046	1,225,000	1,159,977
Reynolds American, Inc.
5.700%, 08/15/2035	685,000	783,579
5.850%, 08/15/2045	950,000	1,122,244
Walgreens Boots Alliance, Inc.
3.450%, 06/01/2026	2,180,000	2,132,524
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	290,000	291,587
2.400%, 10/21/2018 (S)	610,000	616,651
2.900%, 10/21/2019 (S)	1,441,000	1,467,507
3.375%, 10/21/2020 (S)	1,690,000	1,736,679
		16,436,854
Energy - 3.1%
Anadarko Petroleum Corp.
6.600%, 03/15/2046	855,000	995,254
Apache Corp.
4.250%, 01/15/2044	760,000	700,396
BP Capital Markets PLC
3.216%, 11/28/2023	1,780,000	1,776,894
3.723%, 11/28/2028	1,785,000	1,789,407
Buckeye Partners LP
3.950%, 12/01/2026	1,270,000	1,215,691
Canadian Natural Resources, Ltd.
6.750%, 02/01/2039	455,000	506,198
Chevron Corp.
1.561%, 05/16/2019	1,903,000	1,891,500
2.100%, 05/16/2021	2,485,000	2,456,097
Cimarex Energy Company
4.375%, 06/01/2024	875,000	896,359
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (S)	805,000	765,508
Comision Federal de Electricidad
4.750%, 02/23/2027 (S)	1,460,000	1,357,800
ConocoPhillips Company
4.950%, 03/15/2026	1,015,000	1,103,207
Enbridge, Inc.
4.250%, 12/01/2026	860,000	863,066
5.500%, 12/01/2046	690,000	703,307

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
2.500%, 06/15/2018	$1,075,000	$1,076,231
4.750%, 01/15/2026	645,000	648,128
6.125%, 12/15/2045	1,360,000	1,368,320
Enterprise Products Operating LLC
5.100%, 02/15/2045	545,000	539,128
5.950%, 02/01/2041	260,000	282,385
6.450%, 09/01/2040	160,000	182,487
Halliburton Company
5.000%, 11/15/2045	825,000	841,858
Hess Corp.
4.300%, 04/01/2027	575,000	543,544
5.800%, 04/01/2047	605,000	582,474
HollyFrontier Corp.
5.875%, 04/01/2026	1,320,000	1,322,957
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	585,000	557,307
Kinder Morgan, Inc.
5.550%, 06/01/2045	860,000	856,142
Marathon Oil Corp.
3.850%, 06/01/2025	285,000	264,744
5.200%, 06/01/2045	445,000	390,955
Marathon Petroleum Corp.
5.000%, 09/15/2054	145,000	114,635
5.850%, 12/15/2045	350,000	327,250
Noble Energy, Inc.
6.000%, 03/01/2041	420,000	439,694
Occidental Petroleum Corp.
3.000%, 02/15/2027	790,000	759,968
Petroleos Mexicanos
2.378%, 04/15/2025	743,750	748,739
2.460%, 12/15/2025	2,603,000	2,627,382
5.625%, 01/23/2046	1,020,000	792,846
6.750%, 09/21/2047 (S)	1,080,000	947,592
6.875%, 08/04/2026 (S)	290,000	299,135
Phillips 66 Partners LP
3.550%, 10/01/2026	575,000	547,489
4.900%, 10/01/2046	575,000	535,615
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027 (S)	915,000	903,563
Shell International Finance BV
2.875%, 05/10/2026	1,645,000	1,581,386
4.000%, 05/10/2046	1,227,000	1,135,422
TC PipeLines LP
4.650%, 06/15/2021	166,000	172,874
Transcontinental Gas Pipe Line
Company LLC
7.850%, 02/01/2026 (S)	1,420,000	1,758,556
Valero Energy Corp.
3.400%, 09/15/2026	1,460,000	1,379,144
Williams Partners LP
4.000%, 09/15/2025	560,000	539,486
4.500%, 11/15/2023	860,000	870,571
5.100%, 09/15/2045	170,000	153,810
		43,112,501
Financials - 7.9%
American International Group, Inc.
3.900%, 04/01/2026	588,000	594,637
4.375%, 01/15/2055	205,000	183,871
6.250%, 05/01/2036	835,000	993,822
Aon PLC
4.600%, 06/14/2044	250,000	245,792
Bank of America Corp.
2.503%, 10/21/2022	2,805,000	2,722,087
3.248%, 10/21/2027	4,685,000	4,474,306
4.183%, 11/25/2027	1,700,000	1,694,835
4.450%, 03/03/2026	851,000	873,092
6.000%, 09/01/2017	1,740,000	1,797,234
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	2,850,000	2,820,810
BPCE SA
2.750%, 12/02/2021	2,055,000	2,047,294
Capital One Financial Corp.
3.750%, 07/28/2026	915,000	880,091
4.200%, 10/29/2025	1,321,000	1,321,053
Chubb INA Holdings, Inc.
3.350%, 05/03/2026	1,321,000	1,327,446
4.350%, 11/03/2045	1,015,000	1,055,803
Citigroup, Inc.
1.550%, 08/14/2017	2,470,000	2,470,571
3.200%, 10/21/2026	1,530,000	1,459,678
4.450%, 09/29/2027	3,070,000	3,104,633
Cooperatieve Rabobank UA
3.750%, 07/21/2026	855,000	828,052
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021	1,009,000	1,008,465
3.800%, 06/09/2023	2,760,000	2,704,162
Deutsche Bank AG
4.250%, 10/14/2021 (S)	3,511,000	3,452,128
GE Capital International Funding
Company Unlimited Company
4.418%, 11/15/2035	1,619,000	1,682,076
HSBC Holdings PLC
2.650%, 01/15/2022	3,330,000	3,239,714
4.375%, 11/23/2026	1,615,000	1,603,984
JPMorgan Chase & Co.
2.295%, 08/15/2021	2,695,000	2,643,862
2.950%, 10/01/2026	2,335,000	2,223,571
3.625%, 12/01/2027	2,545,000	2,475,908
KFW
1.000%, 07/15/2019	7,755,000	7,636,752
4.000%, 01/27/2020	1,274,000	1,361,963
Lazard Group LLC
3.750%, 02/13/2025	1,735,000	1,701,509
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	1,275,000	1,302,689
MetLife, Inc.
4.600%, 05/13/2046	898,000	929,335
Metropolitan Life Global Funding I
1.550%, 09/13/2019 (S)	1,245,000	1,227,510
1.950%, 12/03/2018 to 09/15/2021 (S)	2,195,000	2,147,668
Mitsubishi UFJ Financial Group, Inc.
2.757%, 09/13/2026	2,170,000	2,045,453
Morgan Stanley
2.500%, 04/21/2021	3,049,000	3,013,647
2.625%, 11/17/2021	4,065,000	4,017,927
3.125%, 07/27/2026	1,750,000	1,669,820
3.950%, 04/23/2027	505,000	499,109
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	1,961,000	1,976,237
National Australia Bank, Ltd.
2.400%, 12/07/2021 (S)	2,205,000	2,199,951
Royal Bank of Canada
2.300%, 03/22/2021	55,000	54,959

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Skandinaviska Enskilda Banken AB
1.875%, 09/13/2021	$2,060,000	$1,993,221
Stadshypotek AB
1.875%, 10/02/2019 (S)	1,585,000	1,577,793
Sumitomo Mitsui Financial Group, Inc.
3.010%, 10/19/2026	2,310,000	2,204,384
Svenska Handelsbanken AB
1.875%, 09/07/2021	2,085,000	2,017,167
Synchrony Financial
3.700%, 08/04/2026	1,640,000	1,573,111
Teachers Insurance & Annuity Association
of America
4.900%, 09/15/2044 (S)	470,000	500,200
The Bank of New York Mellon Corp.
2.200%, 08/16/2023	1,360,000	1,291,422
2.450%, 08/17/2026	1,280,000	1,192,722
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021	2,695,000	2,616,646
3.500%, 11/16/2026	1,980,000	1,934,814
4.750%, 10/21/2045	1,169,000	1,217,284
6.750%, 10/01/2037	1,229,000	1,509,466
The Progressive Corp.
2.450%, 01/15/2027	790,000	733,455
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)	3,515,000	3,505,555
UBS Group Funding Jersey, Ltd.
2.650%, 02/01/2022 (S)	2,555,000	2,480,412
4.125%, 04/15/2026 (S)	1,120,000	1,128,764
		111,189,922
Health care - 2.1%
Abbott Laboratories
2.900%, 11/30/2021	1,510,000	1,500,662
3.750%, 11/30/2026	1,510,000	1,486,296
4.900%, 11/30/2046	250,000	251,684
AbbVie, Inc.
2.500%, 05/14/2020	2,110,000	2,104,168
3.200%, 05/14/2026	960,000	911,958
4.450%, 05/14/2046	1,180,000	1,102,810
Actavis Funding SCS
4.550%, 03/15/2035	765,000	749,545
4.750%, 03/15/2045	1,350,000	1,335,596
Amgen, Inc.
2.600%, 08/19/2026	1,205,000	1,115,034
4.400%, 05/01/2045	905,000	860,995
Biogen, Inc.
5.200%, 09/15/2045	748,000	800,457
Celgene Corp.
5.000%, 08/15/2045	1,710,000	1,758,085
Express Scripts Holding Company
4.800%, 07/15/2046	830,000	794,720
Gilead Sciences, Inc.
4.150%, 03/01/2047	745,000	697,220
Perrigo Finance Unlimited Company
4.375%, 03/15/2026	955,000	952,499
Pfizer, Inc.
2.200%, 12/15/2021	2,040,000	2,024,733
3.000%, 12/15/2026	1,020,000	1,003,025
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	1,325,000	1,259,246
3.200%, 09/23/2026	2,930,000	2,745,310
Teva Pharmaceutical Finance
Netherlands III BV
3.150%, 10/01/2026	3,175,000	2,936,475
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	1,540,000	1,452,736
UnitedHealth Group, Inc.
3.100%, 03/15/2026	1,305,000	1,291,780
		29,135,034
Industrials - 1.3%
ERAC USA Finance LLC
3.300%, 12/01/2026 (S)	1,625,000	1,555,869
4.500%, 02/15/2045 (S)	270,000	254,349
FedEx Corp.
4.550%, 04/01/2046	1,365,000	1,356,787
General Electric Company
5.875%, 01/14/2038	493,000	614,737
L-3 Communications Corp.
3.850%, 12/15/2026	580,000	578,733
Lockheed Martin Corp.
2.500%, 11/23/2020	1,380,000	1,388,905
4.700%, 05/15/2046	805,000	870,264
Northrop Grumman Corp.
3.200%, 02/01/2027	2,130,000	2,115,946
3.250%, 08/01/2023	1,665,000	1,702,576
3.850%, 04/15/2045	545,000	514,179
Penske Truck Leasing Company LP
3.200%, 07/15/2020 (S)	1,260,000	1,272,449
3.375%, 02/01/2022 (S)	985,000	994,360
3.400%, 11/15/2026 (S)	2,235,000	2,149,341
Union Pacific Corp.
4.050%, 03/01/2046	1,005,000	995,849
Valmont Industries, Inc.
5.250%, 10/01/2054	790,000	685,070
Wabtec Corp.
3.450%, 11/15/2026 (S)	1,215,000	1,167,525
		18,216,939
Information technology - 2.4%
Analog Devices, Inc.
2.500%, 12/05/2021	1,155,000	1,150,311
3.125%, 12/05/2023	1,735,000	1,728,737
3.500%, 12/05/2026	2,200,000	2,186,547
Apple, Inc.
3.850%, 08/04/2046	1,280,000	1,198,856
Cisco Systems, Inc.
1.400%, 09/20/2019	3,180,000	3,142,664
1.850%, 09/20/2021	3,480,000	3,387,126
2.200%, 09/20/2023	2,610,000	2,506,367
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	935,000	979,028
Fidelity National Information Services, Inc.
2.250%, 08/15/2021	905,000	881,694
2.850%, 10/15/2018	1,595,000	1,622,732
3.625%, 10/15/2020	1,275,000	1,315,356
4.500%, 08/15/2046	556,000	515,664
Hewlett Packard Enterprise Company
5.150%, 10/15/2025 (S)	720,000	735,494
6.600%, 10/15/2045 (S)	2,020,000	1,978,739
Microsoft Corp.
2.000%, 08/08/2023	1,395,000	1,327,778
3.450%, 08/08/2036	830,000	783,984
3.700%, 08/08/2046	1,675,000	1,550,151
3.950%, 08/08/2056	530,000	491,112
Oracle Corp.
1.900%, 09/15/2021	1,575,000	1,537,524
2.400%, 09/15/2023	3,425,000	3,308,687
3.850%, 07/15/2036	685,000	666,596
		32,995,147

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials - 1.2%
Air Liquide Finance SA
1.375%, 09/27/2019 (S)	$1,640,000	$1,616,455
1.750%, 09/27/2021 (S)	1,390,000	1,339,845
2.250%, 09/27/2023 (S)	1,185,000	1,133,438
2.500%, 09/27/2026 (S)	1,185,000	1,112,606
Barrick Gold Corp.
5.250%, 04/01/2042	575,000	575,914
Barrick North America Finance LLC
4.400%, 05/30/2021	1,030,000	1,093,310
5.700%, 05/30/2041	255,000	268,183
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	660,000	732,038
CF Industries, Inc.
3.400%, 12/01/2021 (S)	1,110,000	1,099,562
4.500%, 12/01/2026 (S)	1,380,000	1,353,044
Chevron Phillips Chemical Company LLC
3.400%, 12/01/2026 (S)	805,000	798,690
Equate Petrochemical BV
3.000%, 03/03/2022 (S)	1,470,000	1,387,313
4.250%, 11/03/2026 (S)	1,125,000	1,061,719
International Paper Company
5.150%, 05/15/2046	1,245,000	1,251,971
The Mosaic Company
5.625%, 11/15/2043	400,000	375,495
Vale Overseas, Ltd.
5.875%, 06/10/2021	605,000	634,040
6.250%, 08/10/2026	575,000	598,719
		16,432,342
Real estate - 0.6%
DDR Corp.
3.375%, 05/15/2023	1,325,000	1,283,637
4.625%, 07/15/2022	1,610,000	1,703,678
Mid-America Apartments LP
3.750%, 06/15/2024	1,350,000	1,355,555
4.000%, 11/15/2025	620,000	627,389
4.300%, 10/15/2023	555,000	579,481
Simon Property Group LP
2.350%, 01/30/2022	760,000	750,027
3.250%, 11/30/2026	1,015,000	996,344
Tanger Properties LP
3.750%, 12/01/2024	615,000	615,510
3.875%, 12/01/2023	695,000	706,046
		8,617,667
Telecommunication services - 1.4%
AT&T, Inc.
3.000%, 06/30/2022	2,470,000	2,422,134
3.400%, 05/15/2025	3,125,000	3,003,122
3.800%, 03/15/2022	1,045,000	1,066,220
3.950%, 01/15/2025	1,955,000	1,952,949
4.450%, 04/01/2024	3,240,000	3,363,985
4.750%, 05/15/2046	265,000	246,860
Discovery Communications LLC
4.950%, 05/15/2042	305,000	272,496
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (S)	1,670,000	1,674,175
Verizon Communications, Inc.
4.125%, 08/15/2046	1,425,000	1,272,408
4.272%, 01/15/2036	473,000	450,627
4.400%, 11/01/2034	1,722,000	1,676,930
4.862%, 08/21/2046	2,095,000	2,100,076
		19,501,982
Utilities - 2.2%
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,695,000	1,696,273
Arizona Public Service Company
2.550%, 09/15/2026	775,000	731,845
CMS Energy Corp.
2.950%, 02/15/2027	570,000	540,326
Commonwealth Edison Company
3.700%, 03/01/2045	300,000	281,417
Consolidated Edison Company of New York, Inc.
3.850%, 06/15/2046	485,000	458,581
Dominion Resources, Inc.
1.600%, 08/15/2019	1,055,000	1,041,233
2.000%, 08/15/2021	790,000	766,238
2.850%, 08/15/2026	790,000	738,358
2.962%, 07/01/2019 (P)	545,000	552,213
4.700%, 12/01/2044	390,000	392,725
Duke Energy Carolinas LLC
2.500%, 03/15/2023	1,105,000	1,094,403
3.875%, 03/15/2046	560,000	539,293
Duke Energy Corp.
1.800%, 09/01/2021	1,205,000	1,160,304
2.650%, 09/01/2026	1,510,000	1,399,164
3.750%, 09/01/2046	655,000	579,372
4.800%, 12/15/2045	270,000	281,503
Duke Energy Florida LLC
3.400%, 10/01/2046	515,000	453,355
Electricite de France SA
5.250%, 10/13/2055 (S)	595,000	595,239
6.000%, 01/22/2114 (S)	255,000	249,518
Fortis, Inc.
2.100%, 10/04/2021 (S)	925,000	894,992
3.055%, 10/04/2026 (S)	1,845,000	1,727,497
Indiana Michigan Power Company
4.550%, 03/15/2046	560,000	574,370
MidAmerican Energy Company
3.500%, 10/15/2024	750,000	778,665
4.250%, 05/01/2046	745,000	765,203
Pacific Gas & Electric Company
2.950%, 03/01/2026	947,000	927,441
PECO Energy Company
3.150%, 10/15/2025	1,265,000	1,268,305
PPL Electric Utilities Corp.
4.150%, 10/01/2045	930,000	924,229
Sierra Pacific Power Company
2.600%, 05/01/2026	1,200,000	1,143,964
Southern California Gas Company
2.600%, 06/15/2026	1,530,000	1,470,010
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	515,000	488,504
Southern Power Company
4.950%, 12/15/2046	1,035,000	992,346
Southwestern Electric Power Company
3.900%, 04/01/2045	790,000	727,257
The Southern Company
4.400%, 07/01/2046	1,075,000	1,046,320
Virginia Electric & Power Company
2.950%, 11/15/2026	760,000	739,650
3.150%, 01/15/2026	845,000	839,098
4.000%, 11/15/2046	760,000	747,200
Xcel Energy, Inc.
2.600%, 03/15/2022	1,150,000	1,147,094
		30,753,505
TOTAL CORPORATE BONDS (Cost $355,812,891)		$349,460,050

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS - 0.8%
County of Clark Department of
Aviation (Nevada)
6.820%, 07/01/2045	$1,215,000	$1,708,108
Los Angeles Community College
District (California)
6.750%, 08/01/2049	1,320,000	1,897,540
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,069,000	1,496,290
North Texas Tollway Authority
6.718%, 01/01/2049	1,560,000	2,179,554
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,800,000	1,809,414
State of California
7.600%, 11/01/2040	940,000	1,408,054
The Ohio State University
4.800%, 06/01/2111	534,000	527,475
TOTAL MUNICIPAL BONDS (Cost $10,522,986)		$11,026,435

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.9%
Commercial and residential - 3.7%
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	456,815	451,386
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,295,000	1,268,774
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4,
4.961%, 04/15/2044 (P)(S)	1,110,000	1,202,848
Series 2016-C3, Class A1,
1.793%, 01/10/2048	785,494	786,189
Series 2016-C4, Class ASB,
3.091%, 05/10/2058	555,000	555,854
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2,
1.987%, 04/10/2046	1,200,000	1,205,912
Series 2016-GC36, Class A5,
3.616%, 02/10/2049	1,369,000	1,409,534
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	1,179,216	1,181,543
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	241,000	241,536
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	484,000	494,547
Series 2013-CR11, Class A1,
1.468%, 10/10/2046	244,511	244,191
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	85,762	85,694
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	80,000	85,657
Series 2013-CR6, Class A1,
0.719%, 03/10/2046	158,688	158,082
Series 2013-CR6, Class A2,
2.122%, 03/10/2046	2,288,000	2,303,830
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	991,219
Series 2014-CR19, Class A5,
3.796%, 08/10/2047	1,512,000	1,584,275
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,515,000	1,568,726
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	1,206,000	1,242,505
Commercial Mortgage Trust (Cantor Fitzgerald/
Deutsche Bank AG) (continued)
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	843,000	874,245
Series 2015-CR26, Class ASB,
3.373%, 10/10/2048	559,000	576,091
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	562,000	560,426
Commercial Mortgage Trust
(Deutsche Bank AG),
Series 2010-C1, Class A2
3.830%, 07/10/2046 (S)	179,746	183,272
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company),
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	195,000	204,008
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.808%, 11/15/2048	524,000	547,130
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	279,000	289,249
Series 2016-C7, Class A5,
3.502%, 11/15/2049	530,000	535,037
GS Mortgage Securities Trust
Series 2011-GC5, Class A2,
2.999%, 08/10/2044	71,057	71,022
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	672,567	673,636
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	181,000	184,573
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	32,780	32,773
Series 2013-GC16, Class A2,
3.033%, 11/10/2046	498,000	509,325
Series 2015-GC32, Class AAB,
3.278%, 10/10/2048	646,000	661,747
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	572,000	557,650
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	857,000	851,318
Series 2016-GS4, Class A4,
3.442%, 11/10/2049	734,000	745,473
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,855,371	2,073,475
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class ASB,
3.761%, 08/15/2046 (P)	414,000	438,808
Series 2013-C15, Class A2,
2.977%, 11/15/2045	527,636	539,250
Series 2014-C21, Class A5,
3.775%, 08/15/2047	822,000	861,320
Series 2015-C28, Class A3,
2.912%, 10/15/2048	2,244,000	2,211,887
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,309,000	1,380,746
Series 2016-C1, Class ASB,
3.316%, 03/15/2049	1,019,000	1,045,327
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class ASB,
2.954%, 06/15/2049	1,117,000	1,118,775

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMDB Commercial Mortgage Securities
Trust (continued)
Series 2016-C4, Class A3,
3.141%, 12/15/2049	$577,000	$575,062
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	8,586	8,564
Series 2010-C2, Class A2,
3.616%, 11/15/2043 (S)	402,132	408,669
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	202,999	207,240
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	2,025,000	2,135,777
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	2,007,391	2,070,277
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	405,772	406,494
Series 2013-C13, Class ASB,
3.414%, 01/15/2046	835,000	872,136
Series 2014-C20, Class A2,
2.872%, 07/15/2047	516,000	528,954
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	280,000	294,210
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	579,556	573,610
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	770,000	759,764
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	134,271	134,246
Series 2013-C10, Class A2,
2.964%, 07/15/2046	358,000	363,286
Series 2013-C9, Class A,
1.970%, 05/15/2046	277,565	278,987
Series 2015-C25, Class ASB,
3.383%, 10/15/2048	2,640,000	2,705,854
Series 2016-C28, Class ASB,
3.288%, 04/15/2025	523,000	536,837
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	172,805	173,073
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	1,401,434	1,388,621
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	646,000	632,858
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	682,923	677,358
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	824,044	827,175
Series 2012-C4, Class A2,
1.712%, 12/10/2045	909,000	911,238
		52,259,155
U.S. Government Agency - 1.2%
Federal Home Loan Mortgage Corp.
Series 300, Class 300,
3.000%, 01/15/2043	6,383,690	6,409,164
Series 4225, Class A,
4.000%, 09/15/2040	722,692	765,223
Federal National Mortgage Association
Series 2007-108, Class AN,
8.117%, 11/25/2037 (P)	284,183	341,116
Series 2012-134, Class LC,
3.000%, 12/25/2042	462,024	463,599
Series 2015-M3, Class FA,
0.734%, 06/25/2018 (P)	2,479,461	2,480,039
Series 2016-59, Class CA,
3.500%, 09/25/2043	5,756,214	6,016,298
		16,475,439
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $69,899,906)		$68,734,594

ASSET BACKED SECURITIES - 15.5%
Ally Auto Receivables Trust,
Series 2014-1, Class A4
1.530%, 04/15/2019	1,138,000	1,140,933
Ally Master Owner Trust
Series 2012-5, Class A,
1.540%, 09/15/2019	776,000	777,491
Series 2014-1, Class A2,
1.290%, 01/15/2019	5,116,000	5,116,581
Series 2014-3, Class A,
1.330%, 03/15/2019	2,653,000	2,653,539
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A2A,
1.370%, 11/08/2019	887,000	886,967
Series 2016-4, Class A3,
1.530%, 06/08/2021	1,771,000	1,762,649
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	1,139,000	1,140,732
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	2,010,000	2,014,247
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	2,334,000	2,326,889
Series 2016-2A, Class A,
2.720%, 11/20/2022 (S)	2,212,000	2,177,811
Bank of The West Auto Trust,
Series 2014-1, Class A3
1.090%, 03/15/2019 (S)	280,473	280,461
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	312,734	313,289
Series 2015-1, Class A4,
1.820%, 09/15/2020	730,000	733,275
Series 2015-2, Class A3,
1.310%, 08/15/2019	633,117	633,455
Series 2015-4, Class A2,
1.600%, 09/17/2018 (S)	399,038	399,510
Series 2015-4, Class A4,
2.580%, 06/15/2021 (S)	1,505,000	1,522,676
Series 2016-1, Class A3,
1.890%, 05/15/2020	1,599,000	1,608,186
Series 2016-1, Class A4,
2.240%, 10/15/2021	890,000	897,385
Series 2016-2, Class A2,
1.340%, 03/15/2019	901,000	900,782
Series 2016-2, Class A4,
1.830%, 12/15/2021	1,584,000	1,578,719

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust
Series 2013-3, Class A4,
1.680%, 04/20/2018	$37,412	$37,419
Series 2013-4, Class A4,
1.470%, 07/20/2018	878,072	878,457
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,425,000	1,427,408
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,461,000	1,463,822
Series 2015-2, Class A2,
1.390%, 09/20/2018	715,000	715,398
Series 2015-2, Class A3,
1.730%, 09/20/2019	2,437,000	2,444,301
Series 2015-2, Class A4,
1.970%, 01/21/2020	3,131,000	3,144,148
Series 2015-3, Class A1A,
1.390%, 02/20/2018 (S)	2,050,690	2,051,548
Series 2015-3, Class A3,
1.940%, 01/21/2020	1,540,000	1,547,427
Series 2015-4, Class A2,
1.620%, 03/20/2019	946,000	947,685
Series 2015-4, Class A3,
1.830%, 03/20/2020	1,736,000	1,740,411
Series 2015-4, Class A4,
2.010%, 07/20/2020	776,000	778,545
Series 2016-1, Class A2A,
1.500%, 11/20/2018	1,628,668	1,630,978
Series 2016-1, Class A3,
1.730%, 04/20/2020	1,690,000	1,692,465
Series 2016-1, Class A4,
1.980%, 10/20/2020	765,000	766,005
Series 2016-2, Class A2A,
1.320%, 01/22/2019	552,000	552,202
Series 2016-2, Class A3,
1.460%, 06/20/2020	1,325,000	1,320,540
Series 2016-3, Class A2A,
1.360%, 04/22/2019	933,000	932,983
Series 2016-3, Class A3,
1.540%, 08/20/2020	803,000	801,159
Series 2016-3, Class A4,
1.690%, 03/22/2021	674,000	669,906
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A,
1.390%, 01/15/2021	162,000	162,164
Series 2016-A1, Class A1,
0.988%, 02/15/2022 (P)	1,565,000	1,571,458
Series 2016-A2, Class A2,
1.165%, 02/15/2024 (P)	1,376,000	1,383,099
Chrysler Capital Auto Receivables Trust,
Series 2016-AA, Class A3
1.770%, 10/15/2020 (S)	2,720,000	2,724,887
Citibank Credit Card Issuance Trust
Series 2013-A2, Class A2,
0.804%, 05/26/2020 (P)	1,103,000	1,104,963
Series 2014-A8, Class A8,
1.730%, 04/09/2020	700,000	703,848
Discover Card Execution Note Trust,
Series 2013-A1, Class A1
0.838%, 08/17/2020 (P)	1,062,000	1,063,691
Flagship Credit Auto Trust,
Series 2016-3, Class A2
2.050%, 11/15/2020 (S)	910,000	907,982
Ford Credit Auto Owner Trust
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	2,562,000	2,593,212
Series 2015-2, Class A,
2.440%, 01/15/2027 (S)	3,777,000	3,824,464
Series 2016-1, Class A,
2.310%, 08/15/2027 (S)	1,360,000	1,363,491
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A,
1.920%, 01/15/2019	1,249,000	1,250,124
Series 2014-1, Class A1,
1.200%, 02/15/2019	682,000	682,086
Series 2014-4, Class A2,
0.885%, 08/15/2019 (P)	1,870,000	1,870,865
Series 2015-2, Class A2,
1.105%, 01/15/2022 (P)	842,000	845,960
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A
2.730%, 03/25/2021 (S)	802,000	799,214
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2,
1.830%, 08/25/2019 (S)	750,000	743,515
Series 2016-3A, Class A,
2.270%, 07/25/2020 (S)	1,787,000	1,773,950
Series 2016-4A, Class A,
2.650%, 07/15/2022 (S)	1,598,000	1,567,170
Navient Private Education Loan Trust
Series 2014-AA, Class A2B,
1.788%, 02/15/2029 (P)(S)	1,336,968	1,347,106
Series 2014-CTA, Class A,
1.235%, 09/16/2024 (P)(S)	1,330,499	1,330,124
Series 2015-AA, Class A2B,
1.738%, 12/15/2028 (P)(S)	485,000	489,597
Series 2015-CA, Class B,
3.250%, 05/15/2040 (S)	915,000	910,213
Series 2016-AA, Class A2A,
3.910%, 12/15/2045 (S)	2,482,000	2,601,309
Navient Student Loan Trust
Series 2014-1, Class A3,
1.044%, 06/25/2031 (P)	1,065,000	1,025,735
Series 2014-8, Class A2,
0.974%, 04/25/2023 (P)	782,000	780,541
Series 2014-8, Class B,
2.034%, 07/26/2049 (P)	495,000	447,031
Series 2016-7A, Class A,
1.670%, 03/25/2066 (P)(S)	1,832,000	1,850,425
Nelnet Student Loan Trust
Series 2004-3, Class A5,
1.062%, 10/27/2036 (P)	969,201	935,175
Series 2004-4, Class A5,
1.042%, 01/25/2037 (P)	847,906	826,660
Series 2005-1, Class A5,
0.992%, 10/25/2033 (P)	2,707,409	2,629,313
Series 2005-2, Class A5,
0.966%, 03/23/2037 (P)	1,007,000	949,850
Series 2005-3, Class A5,
0.986%, 12/24/2035 (P)	1,269,947	1,200,990
Series 2005-4, Class A4,
1.046%, 03/22/2032 (P)	832,000	766,545
Series 2010-4, Class A,
1.334%, 04/25/2046 (P)(S)	298,903	298,110
Series 2016-1A, Class A,
1.377%, 09/25/2065 (P)(S)	3,432,000	3,431,860
Nissan Auto Receivables Owner Trust
Series 2016-C, Class A2A,
1.070%, 05/15/2019	2,175,000	2,171,585

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner
Trust (continued)
Series 2016-C, Class A3,
1.180%, 01/15/2021	$1,387,000	$1,379,087
Santander Drive Auto Receivables Trust,
Series 2016-2, Class A2A
1.380%, 07/15/2019	1,921,620	1,923,637
SLC Student Loan Trust,
Series 2007-2, Class A2
1.302%, 05/15/2028 (P)	227,197	225,675
SLM Private Education Loan Trust
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	277,796	283,968
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	895,133	909,253
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	2,290,223	2,305,897
Series 2012-E, Class A1,
1.285%, 10/16/2023 (P)(S)	31,066	31,079
Series 2013-A, Class A1,
1.135%, 08/15/2022 (P)(S)	411,726	412,014
Series 2013-A, Class A2A,
1.770%, 05/17/2027 (S)	549,000	545,675
Series 2013-A, Class A2B,
1.585%, 05/17/2027 (P)(S)	1,189,000	1,198,148
Series 2013-B, Class A1,
1.185%, 07/15/2022 (P)(S)	318,888	319,035
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	1,702,000	1,696,846
Series 2013-B, Class A2B,
1.635%, 06/17/2030 (P)(S)	323,000	324,813
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	985,000	998,647
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	984,000	988,769
Series 2014-A, Class A2B,
1.685%, 01/15/2026 (P)(S)	610,000	615,411
SLM Student Loan Trust
Series 2004-10, Class A6A,
1.432%, 04/27/2026 (P)(S)	2,826,000	2,813,282
Series 2004-10, Class A7A,
1.632%, 10/25/2029 (P)(S)	1,411,000	1,352,359
Series 2004-3, Class A5,
1.052%, 07/25/2023 (P)	969,125	965,135
Series 2005-5, Class A3,
0.982%, 04/25/2025 (P)	52,294	52,041
Series 2005-5, Class A4,
1.022%, 10/25/2028 (P)	8,572,000	8,339,489
Series 2005-6, Class A5B,
2.082%, 07/27/2026 (P)	206,476	207,725
Series 2005-6, Class A6,
1.022%, 10/27/2031 (P)	3,420,000	3,332,515
Series 2005-7, Class A4,
1.032%, 10/25/2029 (P)	856,000	837,264
Series 2006-3, Class A5,
0.982%, 01/25/2021 (P)	1,012,000	977,147
Series 2007-2, Class A4,
0.942%, 07/25/2022 (P)	2,578,000	2,434,422
Series 2007-2, Class B,
1.052%, 07/25/2025 (P)	2,151,000	1,746,490
Series 2007-3, Class A3,
0.922%, 04/25/2019 (P)	2,427,332	2,411,333
Series 2007-5, Class A5,
0.962%, 01/25/2024 (P)	1,367,345	1,362,454
Series 2010-1, Class A,
0.934%, 03/25/2025 (P)	630,268	614,615
Series 2012-6, Class A3,
1.284%, 05/26/2026 (P)	963,000	932,195
Series 2012-6, Class B,
1.534%, 04/27/2043 (P)	720,000	639,026
Series 2013-1, Class B,
2.334%, 11/25/2043 (P)	185,000	164,756
Series 2013-3, Class B,
2.034%, 09/25/2043 (P)	366,000	316,717
Series 2013-6, Class A3,
1.184%, 06/26/2028 (P)	2,439,000	2,417,983
Series 2014-2, Class A3,
1.124%, 03/26/2029 (P)	1,613,000	1,594,131
Series 2014-2, Class B,
2.034%, 01/25/2045 (P)	100,000	86,789
SMB Private Education Loan Trust
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	5,452,000	5,417,808
Series 2015-A, Class A2B,
1.538%, 06/15/2027 (P)(S)	2,328,000	2,318,828
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	834,000	847,479
Series 2015-B, Class A2B,
1.738%, 07/15/2027 (P)(S)	1,663,000	1,679,608
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	853,000	856,903
Series 2015-C, Class A2B,
1.938%, 06/15/2023 (P)(S)	1,053,000	1,071,395
Series 2016-A, Class A2A,
2.700%, 05/15/2031 (S)	3,321,000	3,315,451
Series 2016-A, Class A2B,
2.038%, 05/15/2031 (P)(S)	2,536,000	2,602,436
Series 2016-B, Class A2A,
2.430%, 02/17/2032 (S)	1,611,000	1,584,584
Series 2016-B, Class A2B,
1.988%, 02/17/2032 (P)(S)	2,306,000	2,335,883
Series 2016-C, Class A2A,
2.340%, 09/15/2034 (S)	3,977,000	3,929,513
Series 2016-C, Class A2B,
1.622%, 09/15/2034 (P)(S)	2,806,000	2,805,916
SoFi Professional Loan Program
Series 2016-D, Class A2A,
1.530%, 04/25/2033 (S)	1,157,885	1,157,137
Series 2016-D, Class A2B,
2.340%, 04/25/2033 (S)	1,193,000	1,174,771
Sofi Professional Loan Program LLC
Series 2016-A, Class A2,
2.760%, 12/26/2036 (S)	1,487,085	1,502,735
Series 2016-E, Class A1,
1.380%, 07/25/2039 (P)(S)	2,627,000	2,627,000
Series 2016-E, Class A2A,
1.630%, 01/25/2036 (S)	1,046,000	1,045,928
Series 2016-E, Class A2B,
2.490%, 01/25/2036 (S)	1,732,000	1,728,544
Synchrony Credit Card Master Note Trust,
Series 2016-2, Class A
2.210%, 05/15/2024	1,411,000	1,413,427
Synchrony Credit Card Master Note Trust,
Series 2016-3, Class A
1.580%, 09/15/2022	1,763,000	1,747,865
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A2,
1.390%, 11/15/2019 (S)	1,558,000	1,556,191
Series 2016-1A, Class A3,
1.710%, 04/15/2021 (S)	623,000	619,197

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
TCF Auto Receivables Owner Trust (continued)
Series 2016-1A, Class A4,
2.030%, 02/15/2022 (S)	$464,000	$458,151
Toyota Auto Receivables Trust
Series 2016-C, Class A2A,
1.000%, 01/15/2019	1,289,000	1,287,749
Series 2016-C, Class A3,
1.140%, 08/17/2020	1,719,000	1,710,147
Trade MAPS 1, Ltd.,
Series 2013-1A, Class A
1.237%, 12/10/2018 (P)(S)	2,029,000	2,028,532
Verizon Owner Trust
Series 2016-1A, Class A,
1.420%, 01/20/2021 (S)	2,492,000	2,480,017
Series 2016-2A, Class A,
1.680%, 05/20/2021 (S)	3,687,000	3,680,769
World Financial Network Credit Card
Master Trust
Series 2012-B, Class A,
1.760%, 05/17/2021	1,173,000	1,176,896
Series 2014-C, Class A,
1.540%, 08/16/2021	272,000	272,486
Series 2016-A, Class A,
2.030%, 04/15/2025	1,249,000	1,224,683
Series 2016-B, Class A,
1.440%, 06/15/2022	1,874,000	1,868,521
Series 2016-C, Class A,
1.720%, 08/15/2023	2,421,000	2,403,423
World Omni Auto Receivables Trust,
Series 2016-B, Class A3
1.300%, 02/15/2022	1,533,000	1,518,651
TOTAL ASSET BACKED SECURITIES (Cost $217,020,798)		$216,541,142

SHORT-TERM INVESTMENTS - 2.7%
Money market funds - 2.7%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	38,673,069	38,673,069
TOTAL SHORT-TERM INVESTMENTS (Cost $38,673,069)		$38,673,069
Total Investments (Core Bond Fund)
(Cost $1,576,240,544) - 110.9%		$1,552,079,191
Other assets and liabilities, net - (10.9%)		(152,265,615)
TOTAL NET ASSETS - 100.0%		$1,399,813,576

Fundamental Global Franchise Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.3%
Belgium - 6.5%
Anheuser-Busch InBev SA	350,025	$36,370,281
France - 4.9%
Danone SA	442,241	27,699,780
Ireland - 2.8%
Experian PLC	822,199	15,497,763
Italy - 2.3%
Ferrari NV	241,831	13,087,894
Netherlands - 6.4%
Heineken Holding NV	509,079	35,683,980
South Korea - 3.0%
Samsung Electronics Company, Ltd.	11,248	16,739,010
Switzerland - 2.9%
Nestle SA	240,831	16,207,606
United Kingdom - 12.8%
British American Tobacco PLC	415,324	22,735,009
Diageo PLC	538,936	13,474,942
IHS Markit, Ltd. (I)	523,527	18,815,560
Imperial Brands PLC	389,688	16,710,927
		71,736,438
United States - 48.7%
Alphabet, Inc., Class A (I)	10,705	8,305,795
Alphabet, Inc., Class C (I)	10,991	8,331,618
Amazon.com, Inc. (I)	28,584	21,454,293
American Express Company	138,371	9,968,247
American Tower Corp.	158,387	16,198,238
Apple, Inc.	251,740	27,822,305
CVS Health Corp.	84,045	6,462,220
eBay, Inc. (I)	1,487,483	41,366,902
Express Scripts Holding Company (I)	232,413	17,635,498
McDonald’s Corp.	177,215	21,136,433
Mead Johnson Nutrition Company	172,660	12,447,059
PepsiCo, Inc.	79,023	7,910,202
Ralph Lauren Corp.	221,032	23,122,158
Tempur Sealy International, Inc. (I)	288,853	18,284,395
The Coca-Cola Company	179,071	7,225,515
The Procter & Gamble Company	98,161	8,094,356
Twenty-First Century Fox, Inc., Class A	349,962	9,837,432
Visa, Inc., Class A	88,344	6,830,758
		272,433,424
TOTAL COMMON STOCKS (Cost $456,747,092)		$505,456,176

SHORT-TERM INVESTMENTS - 9.6%
Money market funds - 9.6%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
0.2243% (Y)	53,514,296	53,514,296
TOTAL SHORT-TERM INVESTMENTS (Cost $53,514,296)		$53,514,296
Total Investments (Fundamental Global Franchise Fund)
(Cost $510,261,388) - 99.9%		$558,970,472
Other assets and liabilities, net - 0.1%		597,923
TOTAL NET ASSETS - 100.0%		$559,568,395

Global Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 24.9%
Canada - 2.5%
Government of Canada
1.500%, 12/01/2044	CAD	334,248	$326,286
Province of Alberta
1.250%, 06/01/2020		2,100,000	1,557,170
2.350%, 06/01/2025		2,200,000	1,633,680
Province of British Columbia
2.300%, 06/18/2026		1,200,000	892,590
Province of Ontario
2.400%, 06/02/2026		200,000	148,829
2.450%, 06/29/2022		$1,100,000	1,104,985
3.150%, 06/02/2022	CAD	600,000	478,727
3.500%, 06/02/2024		3,800,000	3,092,702

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Quebec
3.000%, 09/01/2023	CAD	1,500,000	$1,186,098
4.250%, 12/01/2021		1,900,000	1,590,481
			12,011,548
France - 1.8%
Government of France
2.500%, 10/25/2020	EUR	4,500,000	5,310,756
3.000%, 04/25/2022		800,000	993,316
3.250%, 05/25/2045		1,600,000	2,335,917
			8,639,989
Greece - 0.4%
Republic of Greece
3.800%, 08/08/2017	JPY	260,000,000	2,207,290
Italy - 2.7%
Republic of Italy
2.700%, 03/01/2047 (S)	EUR	1,800,000	1,782,939
2.800%, 03/01/2067 (S)		1,300,000	1,192,513
3.250%, 09/01/2046 (S)		1,900,000	2,105,935
4.000%, 02/01/2037		3,400,000	4,317,387
5.000%, 09/01/2040		2,000,000	2,854,175
6.000%, 08/04/2028	GBP	500,000	760,886
			13,013,835
Japan - 7.4%
Government of Japan
0.400%, 03/20/2036	JPY	70,000,000	606,096
0.500%, 09/20/2046		330,000,000	2,830,521
1.400%, 09/20/2034		160,000,000	1,644,072
1.600%, 03/20/2033		360,000,000	3,801,528
1.700%, 09/20/2032		2,350,000,000	25,103,353
Japan Bank for International Cooperation
2.000%, 11/04/2021		$900,000	878,168
Tokyo Metropolitan World Government
2.000%, 05/17/2021 (S)		1,000,000	979,300
			35,843,038
Norway - 0.2%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,103,205
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	23,178

Saudi Arabia - 1.0%
Kingdom of Saudi Arabia
2.375%, 10/26/2021 (S)		$4,400,000	4,285,864
3.250%, 10/26/2026 (S)		500,000	472,677
			4,758,541
Slovenia - 3.3%
Republic of Slovenia
4.125%, 02/18/2019		4,300,000	4,463,555
4.125%, 02/18/2019 (S)		1,900,000	1,974,343
4.750%, 05/10/2018		700,000	727,348
5.250%, 02/18/2024		3,400,000	3,765,911
5.500%, 10/26/2022		3,000,000	3,338,235
5.850%, 05/10/2023		1,800,000	2,046,829
			16,316,221
Spain - 2.3%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,081,726
Autonomous Community of Catalonia
4.750%, 06/04/2018		1,000,000	1,103,073
4.900%, 09/15/2021		600,000	674,072
4.950%, 02/11/2020		700,000	795,191
Autonomous Community of Madrid
4.300%, 09/15/2026		1,300,000	1,675,541
Kingdom of Spain
2.900%, 10/31/2046 (S)		5,270,000	5,744,341
			11,073,944
United Kingdom - 3.3%
Government of United Kingdom
3.250%, 01/22/2044	GBP	5,500,000	8,633,721
3.500%, 01/22/2045		700,000	1,150,482
4.250%, 12/07/2040		2,800,000	4,992,952
4.750%, 12/07/2030 to 12/07/2038		800,000	1,423,367
			16,200,522
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $127,390,687)			$121,191,311

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 17.0%
U.S. Government - 5.8%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 (D)		$209,954	210,503
0.125%, 07/15/2024		1,321,377	1,298,722
2.500%, 01/15/2029 (D)		8,545,440	10,363,628
U.S. Treasury Bonds
2.750%, 11/15/2042 (D)		12,700,000	12,051,106
3.000%, 05/15/2042 to 05/15/2045 (D)		1,100,000	1,092,485
4.375%, 05/15/2040 (D)		1,500,000	1,860,468
4.625%, 02/15/2040 (D)		300,000	385,125
6.125%, 11/15/2027 (D)		400,000	540,188
U.S. Treasury Strip
2.068%, 05/15/2026 (D)		500,000	393,832
			28,196,057
U.S. Government Agency - 11.2%
Federal National Mortgage Association
1.741%, 11/01/2042 to 10/01/2044 (P)		1,089,547	1,092,101
2.422%, 11/01/2035 (P)		104,807	107,854
3.000%, TBA (C)		15,600,000	15,506,957
3.010%, 09/01/2035 (P)		38,796	40,965
3.162%, 07/01/2035 (P)		23,694	24,642
3.500%, TBA (C)		30,800,000	31,532,109
3.730%, 01/01/2018		5,000,000	5,001,871
4.500%, TBA (C)		700,000	762,754
4.500%, 05/01/2029 to 11/01/2044		424,808	459,422
			54,528,675
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $84,365,001)			$82,724,732

CORPORATE BONDS - 33.8%
Australia - 0.3%
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,503,182
Belgium - 0.6%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		2,800,000	2,959,015

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Brazil - 0.6%
Petrobras Global Finance BV
7.875%, 03/15/2019		$1,200,000	$1,286,040
8.375%, 05/23/2021		1,400,000	1,501,500
			2,787,540
Canada - 1.1%
Bank of Montreal
1.750%, 06/15/2022 (S)		2,500,000	2,426,878
Royal Bank of Canada
2.300%, 03/22/2021		1,200,000	1,199,112
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,656,378
			5,282,368
Denmark - 14.1%
BRFkredit A/S
2.000%, 10/01/2017 to 10/01/2047	DKK	7,700,000	1,092,177
3.000%, 10/01/2047		1,347,924	195,593
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2017 to 10/01/2047		12,100,000	1,724,718
2.500%, 10/01/2037		1,538,903	222,423
3.000%, 10/01/2047		6,214,765	904,283
Nykredit Realkredit A/S
1.000%, 07/01/2017 to 01/01/2018		118,600,000	17,113,786
2.000%, 04/01/2017 to 10/01/2047		35,480,173	5,040,799
2.500%, 10/01/2037 to 10/01/2047		46,336,473	6,640,028
3.000%, 10/01/2047		25,844,011	3,760,447
Realkredit Danmark A/S
1.000%, 04/01/2017 to 01/01/2018		121,700,000	17,534,403
2.000%, 04/01/2017 to 10/01/2047		66,115,204	9,401,364
2.500%, 10/01/2037 to 10/01/2047		31,546,622	4,512,459
3.000%, 10/01/2047		3,897,439	565,323
			68,707,803
France - 0.5%
Dexia Credit Local SA
1.875%, 09/15/2021 (S)		$2,500,000	2,418,775
Germany - 1.4%
Deutsche Bank AG
1.350%, 05/30/2017		500,000	497,811
4.250%, 10/14/2021 (S)		2,200,000	2,163,110
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,500,000	3,080,353
KFW
5.000%, 03/19/2024	AUD	100,000	83,086
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,164,334
			6,988,694
Greece - 0.1%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	300,000	314,775
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 06/09/2023		$250,000	244,942
Ireland - 0.3%
Depfa ACS Bank
5.750%, 03/28/2017		1,300,000	1,314,802
Italy - 0.6%
Banca Carige SpA
3.875%, 10/24/2018	EUR	1,435,000	1,600,597
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (S)		$400,000	355,377
5.710%, 01/15/2026 (S)		1,000,000	914,860
			2,870,834
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,623,501
Japan - 1.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$700,000	697,969
Development Bank of Japan, Inc.
1.625%, 09/01/2021 (S)		1,600,000	1,546,851
Sumitomo Mitsui Financial Group, Inc.
2.514%, 03/09/2021 (P)		2,400,000	2,463,350
			4,708,170
Jersey, Channel Islands - 0.2%
UBS Group Funding Jersey, Ltd.
4.125%, 04/15/2026 (S)		1,000,000	1,007,825
Netherlands - 0.6%
ABN AMRO Bank NV
2.450%, 06/04/2020 (S)		300,000	299,170
Cooperatieve Rabobank UA
2.500%, 01/19/2021		2,600,000	2,599,301
			2,898,471
Portugal - 0.0%
Novo Banco SA
5.000%, 05/21/2019	EUR	247,000	204,227
Sweden - 0.9%
Stadshypotek AB
2.500%, 09/18/2019	SEK	6,000,000	699,051
Svenska Handelsbanken AB
2.450%, 03/30/2021		$2,900,000	2,885,169
Swedbank AB
2.200%, 03/04/2020 (S)		600,000	595,607
			4,179,827
Switzerland - 1.7%
Credit Suisse AG
6.500%, 08/08/2023		2,300,000	2,434,729
UBS AG
5.125%, 05/15/2024		900,000	896,036
7.625%, 08/17/2022		1,250,000	1,414,063
UBS AG (7.250% to 02/22/2017, then 5
Year U.S. Swap Rate + 6.061%)
02/22/2022		3,700,000	3,730,647
			8,475,475
United Kingdom - 4.9%
Barclays Bank PLC
7.625%, 11/21/2022		2,700,000	2,963,925
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		1,900,000	1,966,500
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	400,000	564,967
GlaxoSmithKline Capital PLC
3.375%, 12/20/2027		300,000	411,022
HBOS PLC
1.535%, 09/06/2017 (P)		$1,300,000	1,297,345
5.374%, 06/30/2021	EUR	1,000,000	1,235,064
Legal & General Group PLC (5.500% to
06/27/2044, then 5 Year
U.K. Treasury + 3.170%)
06/27/2064	GBP	400,000	457,700

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	$1,545,875
Nationwide Building Society
2.450%, 07/27/2021 (S)		$2,400,000	2,376,605
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,051,015
Santander UK Group Holdings PLC
2.875%, 08/05/2021		2,500,000	2,441,070
4.750%, 09/15/2025 (S)		1,300,000	1,255,761
Santander UK PLC
2.336%, 03/16/2020 (P)		2,400,000	2,432,710
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	133,011
5.125%, 04/10/2047	EUR	700,000	705,555
6.125%, 02/24/2022	GBP	950,000	1,334,160
Virgin Media Secured Finance PLC
4.875%, 01/15/2027		900,000	1,075,969
Virgin Money PLC
2.250%, 04/21/2020		700,000	880,250
			24,128,504
United States - 4.3%
AbbVie, Inc.
2.850%, 05/14/2023		$2,100,000	2,035,873
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	600,000
3.600%, 05/21/2018		1,800,000	1,809,000
8.000%, 11/01/2031		100,000	113,500
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021		400,000	401,279
3.300%, 02/01/2023		600,000	606,669
Bank of America Corp.
1.540%, 08/25/2017 (P)		2,000,000	2,002,230
Boston Scientific Corp.
2.650%, 10/01/2018		1,200,000	1,215,421
Charter Communications Operating LLC
4.464%, 07/23/2022 (S)		1,500,000	1,556,790
6.384%, 10/23/2035 (S)		300,000	335,655
Citigroup, Inc.
1.763%, 06/07/2019 (P)		1,700,000	1,714,637
Ford Motor Credit Company LLC
1.816%, 01/09/2018 (P)		700,000	700,873
5.875%, 08/02/2021		500,000	551,890
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		500,000	542,500
Merrill Lynch & Company, Inc.
1.434%, 05/02/2017 (P)		100,000	100,089
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		700,000	674,344
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (S)		200,000	203,500
7.250%, 12/15/2021 (S)		200,000	200,500
Pricoa Global Funding
I 2.200%, 06/02/2021 (S)		1,200,000	1,179,895
Viacom, Inc.
2.750%, 12/15/2019		1,200,000	1,208,264
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (S)		2,000,000	1,986,922
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022		1,400,000	1,401,546
			21,141,377
TOTAL CORPORATE BONDS (Cost $167,330,815)			$164,760,107

TERM LOANS (M) - 0.2%
United States - 0.2%
Energy Future Intermediate Holding
Company LLC
4.250%, 06/30/2017		$800,000	$803,800
TOTAL TERM LOANS (Cost $803,000)			$803,800

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.8%
Commercial and residential - 14.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.176%, 09/25/2035 (P)		55,801	46,106
Alba PLC, Series 2005-1, Class A3
0.577%, 11/25/2042 (P)	GBP	837,420	957,723
American Home Mortgage
Investment Trust,
Series 2004-3, Class 5A
3.059%, 10/25/2034 (P)		$70,334	70,337
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.925%, 02/20/2036 (P)		390,084	386,112
Series 2006-J, Class 4A1,
3.002%, 01/20/2047 (P)		68,273	57,377
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.889%, 08/25/2033 (P)		18,419	18,209
Series 2003-7, Class 6A,
2.956%, 10/25/2033 (P)		45,066	45,280
Series 2003-9, Class 2A1,
3.156%, 02/25/2034 (P)		8,685	8,666
Series 2004-2, Class 22A,
3.124%, 05/25/2034 (P)		96,366	92,733
Series 2004-2, Class 23A,
2.973%, 05/25/2034 (P)		41,834	38,526
Series 2005-2, Class A1,
2.920%, 03/25/2035 (P)		463,057	465,312
Series 2005-2, Class A2,
3.128%, 03/25/2035 (P)		92,983	93,576
Series 2005-4, Class 3A1,
3.109%, 08/25/2035 (P)		256,347	217,942
Series 2005-5, Class A2,
2.460%, 08/25/2035 (P)		286,870	285,560
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.142%, 09/25/2035 (P)		876,731	750,485
Series 2005-9, Class 24A1,
2.980%, 11/25/2035 (P)		387,780	316,626
Series 2006-8, Class 3A1,
0.694%, 02/25/2034 (P)		39,131	35,657
Series 2006-6, Class 32A1,
3.086%, 11/25/2036 (P)		1,038,406	758,026
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1
2.966%, 01/26/2036 (P)		496,434	389,123
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.816%, 05/20/2045 (P)		326,825	236,930
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.386%, 02/15/2041 (P)	GBP	619,264	737,403
Casa D’este Finance SRL, Series 1,
Class 1A2 0.048%, 09/15/2021 (P)	EUR	533,871	560,509

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
3.040%, 05/25/2035 (P)		$108,222	$106,184
Series 2005-11, Class A2A,
2.930%, 10/25/2035 (P)		458,467	451,873
Series 2005-12, Class 2A1,
1.325%, 08/25/2035 (P)(S)		778,352	641,453
Series 2005-5, Class 1A4,
4.281%, 08/25/2035 (P)		5,059,468	4,068,426
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		153,120	157,331
Series 2005-7, Class 1A2,
2.908%, 09/25/2035 (P)		1,233,054	1,052,177
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		72,188	67,766
Series 2005-45, Class 2A1,
2.592%, 10/20/2035 (P)		1,391,755	961,804
Series 2005-56, Class 2A2,
2.498%, 11/25/2035 (P)		45,190	36,402
Series 2005-56, Class 2A3,
1.958%, 11/25/2035 (P)		45,160	35,164
Series 2006-OA19, Class A1,
0.742%, 02/20/2047 (P)		1,132,517	790,158
Series 2007-11T1, Class A12,
0.884%, 05/25/2037 (P)		225,940	121,207
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		104,468	91,725
Series 2005-81, Class A1,
0.814%, 02/25/2037 (P)		2,061,216	1,682,644
Series 2006-OA1, Class 2A1,
0.772%, 03/20/2046 (P)		683,574	505,838
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.175%, 08/25/2034 (P)		23,241	19,806
Series 2004-22, Class A3,
2.725%, 11/25/2034 (P)		97,026	95,637
Series 2005-23, Class A1,
5.500%, 11/25/2035		1,111,755	1,035,522
Series 2005-R2, Class 1AF1,
0.874%, 06/25/2035 (P)(S)		167,919	148,564
Series 2004-12, Class 12A1,
3.129%, 08/25/2034 (P)		196,577	167,538
Series 2004-25, Class 1A1,
1.194%, 02/25/2035 (P)		111,701	96,783
Series 2004-25, Class 2A1,
1.214%, 02/25/2035 (P)		140,155	122,895
Series 2005-HYB9, Class 5A1,
3.306%, 02/20/2036 (P)		275,861	243,227
Series 2005-HYB9, Class 3A2A,
3.309%, 02/20/2036 (P)		198,712	173,633
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-AR18, Class 2A3,
2.678%, 07/25/2033 (P)		6,720	6,629
Series 2003-AR20, Class 2A1,
2.969%, 08/25/2033 (P)		62,824	62,465
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.921%, 12/16/2049 (P)(S)		176,395	176,995
Creso SRL, Series 2, Class A
0.398%, 12/30/2060 (P)	EUR	1,729,262	1,834,466
Darrowby NO 2 PLC, Series 2012-1,
Class A 2.088%, 02/20/2044 (P)	GBP	614,942	771,705
Deutsche Alt-A Securities Mortgage
Loan Trust
Series 2006-AR3, Class A2,
0.654%, 08/25/2036 (P)		$1,355,536	1,064,521
Series 2007-OA4, Class 3A1,
0.724%, 08/25/2047 (P)		1,565,404	1,133,972
Eurosail PLC, Series 2006-1X, Class A2C
0.540%, 06/10/2044 (P)	GBP	1,092,065	1,339,526
Eurosail-UK PLC
Series 2007-3A, Class A3C,
1.329%, 06/13/2045 (P)(S)		1,068,823	1,267,809
Series 2007-3X, Class A3C,
1.329%, 06/13/2045 (P)		992,479	1,177,251
First Flexible PLC, Series 7, Class A
0.622%, 09/15/2033 (P)		103,607	127,714
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1
2.980%, 08/25/2035 (P)		$41,072	35,353
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.888%, 11/15/2031 (P)		129,127	123,745
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.495%, 06/25/2034 (P)		8,689	8,511
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.017%, 06/18/2038 (P)	EUR	997,477	1,026,474
Series 2007-1, Class A2A,
0.509%, 03/18/2039 (P)	GBP	985,356	1,183,452
Series 2007-1, Class A2B,
0.093%, 03/18/2039 (P)	EUR	1,145,763	1,175,669
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.279%, 10/25/2033 (P)		$5,828	5,740
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.456%, 11/10/2045		3,277,463	267,278
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.220%, 03/25/2033 (P)		32,934	32,348
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.894%, 05/19/2033 (P)		67,324	65,903
Series 2005-4, Class 3A1,
3.098%, 07/19/2035 (P)		19,947	17,510
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
2.861%, 12/25/2034 (P)		36,072	33,806
Series 2006-AR4, Class A1A,
0.744%, 05/25/2046 (P)		1,518,574	1,247,640
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1,
2.876%, 12/25/2035 (P)		1,301,382	1,087,986
Series 2006-A5, Class 1A4,
0.774%, 10/25/2036 (P)		3,040,281	2,546,144
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (P)		1,928	1,359
Series 2006-S1, Class 3A2,
0.804%, 03/25/2036 (P)		359,968	370,791
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.503%, 11/25/2033 (P)		42,481	40,280

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Mortgage Trust (continued)
Series 2006-A1, Class 3A2,
2.840%, 02/25/2036 (P)		$455,247	$398,747
Series 2007-A1, Class 5A6,
2.947%, 07/25/2035 (P)		149,770	136,303
Ludgate Funding PLC
Series 2006-1X, Class A2A,
0.575%, 12/01/2060 (P)	GBP	960,982	1,114,311
Series 2008-W1X, Class A1,
0.983%, 01/01/2061 (P)		1,551,211	1,839,434
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.625%, 02/25/2033 (P)		$58,208	55,754
Series 2005-2, Class 1A,
2.228%, 10/25/2035 (P)		243,165	242,793
Series 2005-A8, Class A3A2,
0.784%, 08/25/2036 (P)		3,512	3,510
Series 2003-C, Class A1,
1.194%, 06/25/2028 (P)		185,726	176,113
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048		79,203	79,173
Series 2007-8, Class A3,
6.069%, 08/12/2049 (P)		1,907,197	1,935,494
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A
6.000%, 02/25/2036		889,822	855,546
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.978%, 12/15/2030 (P)		214,659	204,173
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.981%, 10/07/2020 (P)		1,437,035	1,438,696
Series 2010-R2, Class 2A,
1.002%, 11/05/2020 (P)		10,650,228	10,667,725
Residential Accredit Loans Trust
Series 2006-QO6, Class A1,
0.714%, 06/25/2046 (P)		1,329,584	569,292
Series 2007-QA4, Class A1A,
0.684%, 06/25/2037 (P)		2,975,752	2,299,495
Series 2007-QO2, Class A1,
0.684%, 02/25/2047 (P)		279,023	157,510
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		911,416	809,306
Series 2006-QO3, Class A1,
0.744%, 04/25/2046 (P)		808,285	363,608
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.934%, 01/25/2046 (P)		298,952	139,541
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21
3.428%, 09/25/2035 (P)		91,442	71,980
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.530%, 06/12/2044 (P)	GBP	674,510	784,334
Sequoia Mortgage Trust, Series 5,
Class A 1.262%, 10/19/2026 (P)		$48,928	47,596
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
3.052%, 02/25/2034 (P)		65,272	64,968
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-1, Class 4A2,
3.052%, 02/25/2034 (P)		358,998	359,840
Series 2004-12, Class 7A1,
3.202%, 09/25/2034 (P)		124,348	123,634
Series 2004-19, Class 2A1,
1.889%, 01/25/2035 (P)		428,944	332,076
Series 2004-4, Class 3A2,
2.993%, 04/25/2034 (P)		122,543	121,617
Structured Asset Mortgage Investments, Inc.
Series 2007-AR1, Class 2A,
0.714%, 01/25/2037 (P)		691,093	568,959
Series 2006-AR3, Class 12A1,
0.754%, 05/25/2036 (P)		1,000,898	770,062
Swan Trust, Series 2010-1, Class A
2.920%, 04/25/2041 (P)	AUD	494,181	366,103
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
2.811%, 06/25/2047 (P)		$149,307	133,726
Series 2007-3, Class 3A1,
2.811%, 06/25/2047 (P)		301,516	268,272
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		222,259	200,820
Uropa Securities PLC
Series 2008-1, Class A,
0.580%, 06/10/2059 (P)	GBP	329,594	393,256
Series 2008-1, Class B,
1.130%, 06/10/2059 (P)		63,000	68,591
Series 2008-1, Class M1,
0.730%, 06/10/2059 (P)		76,000	86,397
Series 2008-1, Class M2,
0.930%, 06/10/2059 (P)		60,000	67,065
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A,
1.742%, 11/25/2042 (P)		$146,155	135,003
Series 2003-AR5, Class A7,
2.821%, 06/25/2033 (P)		34,895	35,195
Series 2005-AR13, Class A1A1,
0.824%, 10/25/2045 (P)		81,312	77,764
Series 2005-AR2, Class 2A1A,
0.844%, 01/25/2045 (P)		125,844	120,387
Series 2006-AR13, Class 2A,
2.203%, 10/25/2046 (P)		1,438,617	1,334,415
Series 2006-AR17, Class 1A1A,
1.333%, 12/25/2046 (P)		237,089	199,596
Series 2006-AR3, Class A1A,
1.542%, 02/25/2046 (P)		521,251	477,146
Series 2006-AR5, Class 3A,
1.482%, 07/25/2046 (P)		182,507	121,042
Wells Fargo Alternative Loan Trust,
Series 2007-PA3, Class 1A1
5.750%, 07/25/2037		193,087	177,673
Wells Fargo Mortgage Backed Securities
Trust, Series 2004-S, Class A1
3.015%, 09/25/2034 (P)		61,810	62,820
			68,731,878
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD,
0.877%, 01/15/2038 (P)		974,861	967,676

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
(continued)
Series 4579, Class SD IO,
1.955%, 01/15/2038		$974,861	$58,599
Series T-63, Class 1A1,
1.707%, 02/25/2045 (P)		119,879	119,189
Federal National Mortgage Association
Series 2003-W6, Class F,
0.934%, 09/25/2042 (P)		229,812	228,636
Series 2004-W2, Class 5AF,
0.934%, 03/25/2044 (P)		109,216	109,100
Series 2005-120, Class NF,
0.684%, 01/25/2021 (P)		854	854
Series 2006-15, Class FC,
0.714%, 03/25/2036 (P)		118,384	113,110
Series 2006-16, Class FC,
0.884%, 03/25/2036 (P)		413,611	412,377
Series 2006-48, Class TF,
0.984%, 06/25/2036 (P)		58,771	58,686
Series 2006-5, Class 3A2,
2.742%, 05/25/2035 (P)		183,569	193,374
Series 2009-104, Class FA,
1.384%, 12/25/2039 (P)		427,010	431,345
Series 2010-46, Class WF,
1.334%, 05/25/2040 (P)		222,392	225,221
Series 2013-130, Class FB,
1.034%, 01/25/2044 (P)		325,394	324,697
			3,242,864
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $77,154,485)			$71,974,742

ASSET BACKED SECURITIES - 1.9%
Ares XXV CLO, Ltd., Series 2012-3A,
Class AR 2.100%, 01/17/2024 (P)(S)		2,500,000	2,500,040
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class M1
0.794%, 06/25/2037 (P)		3,300,000	2,627,237
Highlander Euro CDO III BV,
Series 2007-3A, Class A
0.068%, 05/01/2023 (P)(S)	EUR	433,376	457,515
Jubilee CDO VI BV, Series A, Class A1B
0.099%, 09/20/2022 (P)(S)		476,433	504,061
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
1.094%, 10/25/2034 (P)		$134,514	125,520
Neuberger Berman CLO XII, Ltd.,
Series 2012-12A, Class A2RR
1.931%, 07/25/2023 (P)(S)		1,708,339	1,703,874
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
2.038%, 05/15/2023 (P)(S)		970,853	970,790
Panther CDO V BV, Series 2015-A,
Class A1 0.148%, 10/15/2084 (P)(S)	EUR	187,291	196,898
Penta CLO SA, Series 2007-1X, Class A1
0.067%, 06/04/2024 (P)		176,464	186,843
SACO I Trust, Series 2005-10, Class 1A
1.054%, 06/25/2036 (P)		$87,033	177,275
TOTAL ASSET BACKED SECURITIES (Cost $9,537,826)			$9,450,053

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	$38,085
TOTAL COMMON STOCKS (Cost $11,535)			$38,085

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 3.514% (P)		6,200	154,070
TOTAL PREFERRED SECURITIES (Cost $69,750)			$154,070

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	214,200
6.875%, 05/02/2018 (I)		4,200,000	254,100
TOTAL ESCROW SHARES (Cost $0)			$468,300

PURCHASED OPTIONS - 0.3%
Call options - 0.0%
Exchange Traded Option on 2 Year U.S.
Treasury Note Futures (Expiration
Date: 12/23/2016;
Strike Price: $110.88) (I)		326,000	163
			163
Put options - 0.3%
Exchange Traded Option on 10 Year U.S.
Treasury Note Futures (Expiration
Date: 03/24/2017;
Strike Price: $98.00) (I)		80,000	560
Exchange Traded Option on 2 Year U.S.
Treasury Note Futures (Expiration
Date: 03/24/2016;
Strike Price: $103.50) (I)		200,000	200
Exchange Traded Option on 5 Year U.S.
Treasury Note Futures (Expiration
Date: 03/24/2017;
Strike Price: $103.00) (I)		985,000	7,696
Exchange Traded Option on 5 Year U.S.
Ultra Bond Futures (Expiration Date:
03/24/2017; Strike Price: $103.00) (I)		70,000	600
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 12/23/2016;
Strike Price: $162.50) (I)		2,500,000	29,146
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 12/23/2016;
Strike Price: $163.00) (I)		5,900,000	83,166
Exchange Traded Option on Euro-Schatz
Futures (Expiration Date: 02/24/2017;
Strike Price: $111.20) (I)		14,100,000	747
Exchange Traded Option on iShares S&P
100 ETF Futures (Expiration Date:
12/23/2016; Strike Price: $129.00) (I)		4,500,000	238
Exchange Traded Option on iShares S&P
100 ETF Futures (Expiration Date:
12/23/2016; Strike Price: $129.75) (I)		10,000,000	530
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.640% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
06/19/2017; Strike Rate: 1.640%;
Counterparty: Morgan Stanley
Company) (I)		150,300,000	86,122

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 2.030% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
12/18/2017; Strike Rate: 2.030%;
Counterparty: Morgan Stanley
Company) (I)		89,900,000	$88,462
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 2.750% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
11/07/2019; Strike Rate: 2.750%;
Counterparty: Morgan Stanley
Company) (I)		2,600,000	278,798
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 0.400% and pay a floating rate based
on 6-month JPY LIBOR (Expiration
Date: 03/03/2017; Strike Rate:
0.400%) (I)		120,000,000	1,369
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.500% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
11/07/2019; Strike Rate: 2.500%;
Counterparty: Deutsche Bank
Securities, Inc.) (I)		1,700,000	227,618
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.725% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
11/07/2019; Strike Rate: 2.725%;
Counterparty:Morgan Stanley
Company) (I)		2,600,000	285,254
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.750% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
11/07/2019; Strike Rate: 2.750%;
Counterparty: Deutsche Bank
Securities, Inc.) (I)		1,800,000	193,014
			1,283,520
TOTAL PURCHASED OPTIONS (Cost $1,097,070)			$1,283,683

SHORT-TERM INVESTMENTS - 22.1%
Commercial paper - 0.9%
Barclays Bank PLC
1.641%, 09/08/2017 *		$1,200,000	1,200,000
Sumitomo Mitsui Financial Group, Inc.
1.550%, 09/15/2017 *		3,400,000	3,400,000
			4,600,000
Foreign government - 19.8%
Japan Treasury Discount Bills, 0.000%
12/05/2016 *	JPY	500,000,000	4,370,395
12/12/2016 *		2,560,000,000	22,376,398
01/16/2017 *		3,080,000,000	26,930,811
01/30/2017 *		1,020,000,000	8,918,957
02/06/2017 *		1,020,000,000	8,920,232
02/10/2017 *		260,000,000	2,273,676
02/27/2017 *		750,000,000	6,559,827
03/06/2017 *		1,840,000,000	16,094,600
			96,444,896
U.S. Government - 0.5%
U.S. Treasury Bills
0.445%, 02/09/2017 (D)*		1,337,000	1,335,865
0.455%, 02/02/2017 (D)*		1,196,000	1,195,117
			2,530,982
Repurchase agreement - 0.9%
Deutsche Bank Repurchase Agreement
dated 11/30/2016 at 0.330% to be
repurchased at $500,005 on
12/01/2016, collateralized by $481,000
U.S. Treasury Bonds, 3.375% due
5/15/2044 (valued at $522,483,
including interest)		500,000	500,000
Repurchase Agreement with State Street
Corp. dated 11/30/2016 at 0.030% to be
repurchased at $3,640,003 on
12/01/2016, collateralized by
$3,555,000 U.S. Treasury Notes,
2.750% due 02/15/2024 (valued at
$3,714,975, including interest)		3,640,000	3,640,000
			4,140,000
TOTAL SHORT-TERM INVESTMENTS (Cost $116,022,108)			$107,715,878
Total Investments (Global Bond Fund)
(Cost $583,782,277) - 115.1%			$560,564,761
Other assets and liabilities, net - (15.1%)			(73,410,786)
TOTAL NET ASSETS - 100.0%			$487,153,975

SALE COMMITMENTS OUTSTANDING - (0.2)%
U.S. Government Agency - (0.2)%
Federal National Mortgage Association
4.500%, TBA (C)		(300,000)	(323,531)
4.500%, TBA (C)		(700,000)	(762,754)
			(1,086,285)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost ($1,093,156))			$(1,086,285)

Global Real Estate Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.4%
Australia - 5.9%
Dexus Property Group	102,186	$687,317
Mirvac Group	1,296,002	1,957,707
Scentre Group	991,447	3,100,870
The GPT Group	166,560	594,226
Vicinity Centres	1,436,658	3,091,520
Viva Energy REIT (I)	271,181	442,023
Westfield Corp. (I)	371,830	2,504,023
		12,377,686
Austria - 0.8%
BUWOG AG (I)	68,223	1,585,697
Canada - 1.8%
Chartwell Retirement Residences	217,325	2,352,345
First Capital Realty, Inc.	87,007	1,318,739
		3,671,084

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France - 3.6%
Gecina SA	12,464	$1,634,423
ICADE	5,586	385,535
Klepierre	73,016	2,716,337
Unibail-Rodamco SE	13,034	2,861,966
		7,598,261
Germany - 3.2%
alstria office REIT AG (I)	96,606	1,180,981
Deutsche Wohnen AG	71,569	2,204,704
LEG Immobilien AG (I)	17,310	1,309,950
TLG Immobilien AG	28,542	514,003
Vonovia SE	46,586	1,501,838
		6,711,476
Hong Kong - 7.4%
Cheung Kong Property Holdings, Ltd.	610,755	4,171,770
Hongkong Land Holdings, Ltd.	227,500	1,453,519
Kerry Properties, Ltd.	184,000	526,048
Link REIT	348,256	2,395,068
Sino Land Company, Ltd.	967,727	1,518,206
Sun Hung Kai Properties, Ltd.	184,381	2,408,008
Swire Properties, Ltd.	313,800	947,564
The Wharf Holdings, Ltd.	265,888	1,967,918
		15,388,101
Ireland - 0.9%
Green REIT PLC	558,776	761,082
Hibernia REIT PLC	902,240	1,117,087
		1,878,169
Japan - 11.2%
Advance Residence Investment Corp.	441	1,112,957
Daibiru Corp.	80,800	727,993
Frontier Real Estate Investment Corp.	317	1,413,236
Global One Real Estate Investment Corp.	254	944,779
Invesco Office J-REIT, Inc.	743	570,852
Japan Logistics Fund, Inc.	685	1,350,134
Japan Real Estate Investment Corp.	461	2,503,099
Mitsubishi Estate Company, Ltd.	243,000	4,972,438
Mitsui Fudosan Company, Ltd.	189,000	4,538,117
Mitsui Fudosan Logistics Park, Inc. (I)	126	338,695
Mori Hills REIT Investment Corp.	1,002	1,325,776
Mori Trust Sogo REIT, Inc.	1,041	1,569,429
Nippon Accommodations Fund, Inc.	123	508,065
NTT Urban Development Corp.	104,300	910,458
Sekisui House REIT, Inc.	300	374,560
United Urban Investment Corp.	173	264,499
		23,425,087
Malta - 0.1%
BGP Holdings PLC (I)	4,606,148	253,855
Netherlands - 0.6%
InterXion Holding NV (I)	34,810	1,189,110
Singapore - 2.1%
CapitaLand Mall Trust	527,500	714,524
CapitaLand, Ltd.	630,600	1,348,290
City Developments, Ltd.	137,200	805,025
Frasers Logistics & Industrial Trust	1,452,900	932,226
Keppel REIT	720,100	534,260
		4,334,325
Spain - 0.3%
Merlin Properties Socimi SA	72,261	728,252
Sweden - 1.3%
Castellum AB	47,573	626,527
Fabege AB	48,869	772,637
Hufvudstaden AB, A Shares	87,825	1,335,947
		2,735,111
Switzerland - 0.6%
PSP Swiss Property AG	14,155	1,218,860
United Kingdom - 5.0%
Assura PLC	751,387	538,696
Great Portland Estates PLC	156,759	1,190,431
Hammerson PLC	164,357	1,117,580
Land Securities Group PLC	142,141	1,724,152
LondonMetric Property PLC	289,105	516,806
Safestore Holdings PLC	93,907	401,771
Segro PLC	335,323	1,754,413
St. Modwen Properties PLC	141,439	496,561
The British Land Company PLC	283,171	2,095,043
The UNITE Group PLC	98,775	690,893
		10,526,346
United States - 53.6%
Agree Realty Corp.	30,079	1,350,246
Alexandria Real Estate Equities, Inc.	20,386	2,234,102
American Campus Communities, Inc.	18,592	875,869
American Homes 4 Rent, Class A	72,098	1,519,105
Apartment Investment & Management
Company, Class A	6,569	276,555
AvalonBay Communities, Inc.	24,571	4,041,684
Boston Properties, Inc.	15,430	1,911,468
Brixmor Property Group, Inc.	115,254	2,806,435
Camden Property Trust	21,175	1,666,684
CoreSite Realty Corp.	24,807	1,749,638
Corporate Office Properties Trust	54,754	1,567,059
Crown Castle International Corp.	16,438	1,371,915
CubeSmart	79,534	1,960,513
DiamondRock Hospitality Company	164,905	1,746,344
Douglas Emmett, Inc.	59,883	2,197,107
DuPont Fabros Technology, Inc.	31,090	1,264,119
Education Realty Trust, Inc.	7,489	304,053
Empire State Realty Trust, Inc., Class A	43,786	883,164
Equity LifeStyle Properties, Inc.	25,017	1,736,930
Equity Residential	45,447	2,727,274
Four Corners Property Trust, Inc.	54,504	1,045,387
General Growth Properties, Inc.	133,081	3,372,273
HCP, Inc.	98,527	2,909,502
Healthcare Trust of America,
Inc., Class A	59,895	1,693,831
Hilton Worldwide Holdings, Inc.	25,294	634,121
Host Hotels & Resorts, Inc.	34,364	613,054
Hudson Pacific Properties, Inc.	33,913	1,182,546
Kimco Realty Corp.	51,985	1,327,697
LaSalle Hotel Properties	59,780	1,678,025
Liberty Property Trust	46,511	1,832,533
Medical Properties Trust, Inc.	80,074	954,482
Mid-America Apartment
Communities, Inc.	33,134	3,036,068
Paramount Group, Inc.	89,711	1,410,257
Pennsylvania Real Estate
Investment Trust	47,303	906,799
Piedmont Office Realty Trust,
Inc., Class A	60,282	1,183,938
Post Properties, Inc.	24,912	1,619,778
Prologis, Inc.	137,362	6,991,726

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
Public Storage	25,009	$5,234,384
Regency Centers Corp.	29,310	1,959,080
Retail Properties of America,
Inc., Class A	112,972	1,723,953
Rexford Industrial Realty, Inc.	92,020	2,032,722
Senior Housing Properties Trust	63,867	1,153,438
Simon Property Group, Inc.	56,965	10,233,762
SL Green Realty Corp.	13,731	1,446,698
Spirit Realty Capital, Inc.	182,846	1,972,908
STORE Capital Corp.	68,786	1,700,390
Sunstone Hotel Investors, Inc.	162,739	2,366,225
Urban Edge Properties	77,156	2,090,156
Ventas, Inc.	56,999	3,443,880
VEREIT, Inc.	303,175	2,513,321
Vornado Realty Trust	52,886	5,169,607
Welltower, Inc.	42,263	2,653,271
		112,276,076
TOTAL COMMON STOCKS (Cost $184,070,474)		$205,897,496

SHORT-TERM INVESTMENTS - 1.9%
Money market funds - 1.9%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 0.2800% (Y)	4,046,496	4,046,496
TOTAL SHORT-TERM INVESTMENTS (Cost $4,046,496)		$4,046,496
Total Investments (Global Real Estate Fund)
(Cost $188,116,970) - 100.3%		$209,943,992
Other assets and liabilities, net - (0.3%)		(634,609)
TOTAL NET ASSETS - 100.0%		$209,309,383

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.2%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	16,938	$160,911
Consumer staples - 2.2%
Food and staples retailing - 2.2%
CVS Health Corp.	7,997	614,889
Rite Aid Corp. (I)	9,016	71,767
Walgreens Boots Alliance, Inc.	46,586	3,947,232
		4,633,888
		4,633,888
Health care - 95.5%
Biotechnology - 36.1%
AbbVie, Inc.	38,823	2,360,439
ACADIA Pharmaceuticals, Inc. (I)	37,322	1,007,321
Acceleron Pharma, Inc. (I)	19,017	640,683
Acerta Pharma BV, Class B (I)(R)	4,892,850	364,517
Acorda Therapeutics, Inc. (I)	8,600	178,880
Advanced Accelerator Applications
SA, ADR (I)	22,385	654,761
Agios Pharmaceuticals, Inc. (I)	9,200	535,532
Aimmune Therapeutics, Inc. (I)	11,564	262,503
Alder Biopharmaceuticals, Inc. (I)	7,300	171,915
Alexion Pharmaceuticals, Inc. (I)	46,668	5,721,030
Alkermes PLC (I)	41,533	2,360,320
Alnylam Pharmaceuticals, Inc. (I)	17,300	758,951
Amgen, Inc.	12,900	1,858,503
Amicus Therapeutics, Inc. (I)	50,957	304,723
Aquinox Pharmaceuticals, Inc. (I)	27,846	387,895
Ardelyx, Inc. (I)	15,800	233,840
ARIAD Pharmaceuticals, Inc. (I)	29,465	397,188
Array BioPharma, Inc. (I)	36,870	298,463
Audentes Therapeutics, Inc. (I)	3,800	62,434
Audentes Therapeutics, Inc. (I)	6,596	106,274
Avexis, Inc. (I)	10,670	630,810
Axovant Sciences, Ltd. (I)	34,507	466,880
BeiGene, Ltd., ADR (I)	10,018	317,571
Bellicum Pharmaceuticals, Inc. (I)	11,284	202,322
Biogen, Inc. (I)	15,962	4,693,945
BioMarin Pharmaceutical, Inc. (I)	13,047	1,117,215
Bluebird Bio, Inc. (I)	21,296	1,285,214
Blueprint Medicines Corp. (I)	3,600	105,732
Celgene Corp. (I)	27,800	3,294,578
Clovis Oncology, Inc. (I)	7,569	259,390
Coherus Biosciences, Inc. (I)	12,740	342,706
CoLucid Pharmaceuticals, Inc. (I)	16,498	583,204
Corvus Pharmaceuticals, Inc. (I)	8,094	124,890
DBV Technologies SA, ADR (I)	2,586	94,441
Dyax Corp. (I)	37,631	92,196
Editas Medicine, Inc. (I)	11,228	160,224
Exelixis, Inc. (I)	69,757	1,180,288
FibroGen, Inc. (I)	10,300	228,145
Gilead Sciences, Inc.	58,456	4,308,207
Incyte Corp. (I)	43,500	4,449,615
Inotek Pharmaceuticals Corp. (I)	14,900	95,360
Insmed, Inc. (I)	78,300	1,068,795
Intercept Pharmaceuticals, Inc. (I)	1,400	141,568
Ionis Pharmaceuticals, Inc. (I)	7,800	341,328
Ironwood Pharmaceuticals, Inc. (I)	95,788	1,494,772
Juno Therapeutics, Inc. (I)	11,800	236,590
Kite Pharma, Inc. (I)	8,590	437,489
Ligand Pharmaceuticals, Inc. (I)	3,300	344,520
Lion Biotechnologies, Inc. (I)	1,599	10,633
Medgenics, Inc. (I)	11,300	58,082
Merus BV (I)	6,300	97,020
Minerva Neurosciences, Inc. (I)	10,700	138,030
Neurocrine Biosciences, Inc. (I)	45,600	2,118,120
Ophthotech Corp. (I)	19,200	588,480
Otonomy, Inc. (I)	6,300	107,100
Proteostasis Therapeutics, Inc. (I)	3,300	34,749
Prothena Corp. PLC (I)	32,587	1,923,285
Puma Biotechnology, Inc. (I)	9,159	394,295
Radius Health, Inc. (I)	18,485	983,772
Regeneron Pharmaceuticals, Inc. (I)	11,985	4,545,191
REGENXBIO, Inc. (I)	8,181	182,027
Retrophin, Inc. (I)	10,300	210,841
Sage Therapeutics, Inc. (I)	18,086	906,289
Sarepta Therapeutics, Inc. (I)	6,800	232,968
Seattle Genetics, Inc. (I)	6,400	414,784
Seres Therapeutics, Inc. (I)	6,084	60,779
Shire PLC, ADR	18,641	3,254,719
Spark Therapeutics, Inc. (I)	23,704	1,303,957
TESARO, Inc. (I)	44,821	6,081,761
Ultragenyx Pharmaceutical, Inc. (I)	13,670	1,070,224
Vertex Pharmaceuticals, Inc. (I)	50,503	4,121,550
Xencor, Inc. (I)	13,800	352,728
		75,955,551

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 14.8%
Abbott Laboratories	9,200	$350,244
Align Technology, Inc. (I)	6,100	567,605
Becton, Dickinson and Company	47,196	7,980,844
Danaher Corp.	15,600	1,219,452
DENTSPLY SIRONA, Inc.	11,320	658,598
DexCom, Inc. (I)	14,100	920,589
Endologix, Inc. (I)	26,300	193,305
GenMark Diagnostics, Inc. (I)	36,400	422,968
Hologic, Inc. (I)	51,900	1,986,732
Intuitive Surgical, Inc. (I)	8,292	5,337,892
IRhythm Technologies, Inc. (I)	1,800	54,900
K2M Group Holdings, Inc. (I)	8,024	150,851
Lantheus Holdings, Inc. (I)	58,833	535,380
Medtronic PLC	26,778	1,955,062
Nevro Corp. (I)	1,100	83,633
Oxford Immunotec Global PLC (I)	5,900	87,143
Stryker Corp.	31,300	3,557,558
Teleflex, Inc.	4,500	665,685
The Cooper Companies, Inc.	8,556	1,407,376
West Pharmaceutical Services, Inc.	18,800	1,525,620
Wright Medical Group NV (I)	61,172	1,409,403
		31,070,840
Health care providers and services - 25.3%
Acadia Healthcare Company, Inc. (I)	33,400	1,269,534
Aetna, Inc.	53,100	6,947,604
Amsurg Corp. (I)	3,000	204,360
Anthem, Inc.	27,700	3,948,081
Centene Corp. (I)	55,736	3,212,066
Cigna Corp.	44,600	6,009,404
DaVita, Inc. (I)	37,900	2,400,965
Diplomat Pharmacy, Inc. (I)	5,949	84,238
Envision Healthcare Holdings, Inc. (I)	42,672	969,508
Fresenius Medical Care AG &
Company KGaA	2,740	213,755
HCA Holdings, Inc. (I)	48,208	3,417,465
Henry Schein, Inc. (I)	7,872	1,172,613
Humana, Inc.	30,445	6,473,825
McKesson Corp.	18,236	2,622,519
Team Health Holdings, Inc. (I)	1,786	75,994
UnitedHealth Group, Inc.	65,700	10,401,624
Universal American Corp. (I)	14,349	144,064
Universal Health Services, Inc., Class B	21,200	2,608,024
WellCare Health Plans, Inc. (I)	7,500	1,027,650
		53,203,293
Health care technology - 0.5%
athenahealth, Inc. (I)	8,924	844,210
HMS Holdings Corp. (I)	11,900	218,008
		1,062,218
Life sciences tools and services - 5.0%
Agilent Technologies, Inc.	85,534	3,761,785
Bruker Corp.	30,634	694,779
Mettler-Toledo International, Inc. (I)	2,300	947,646
Thermo Fisher Scientific, Inc.	37,400	5,240,114
		10,644,324
Pharmaceuticals - 13.8%
Allergan PLC (I)	30,707	5,966,370
Astellas Pharma, Inc.	63,800	889,574
AstraZeneca PLC, ADR	63,600	1,662,504
Bristol-Myers Squibb Company	63,850	3,603,694
Catalent, Inc. (I)	12,292	294,148
Chugai Pharmaceutical Company, Ltd.	30,300	860,932
Eli Lilly & Company	31,992	2,147,303
Endo International PLC (I)	13,900	222,539
GW Pharmaceuticals PLC, ADR (I)	5,145	574,439
Intra-Cellular Therapies, Inc. (I)	5,600	78,064
Mallinckrodt PLC (I)	49,383	2,602,484
Merck & Company, Inc.	56,800	3,475,592
Mylan NV (I)	4,600	168,406
Nektar Therapeutics (I)	6,300	77,396
Pacira Pharmaceuticals, Inc. (I)	8,780	279,643
Roche Holding AG	3,772	839,538
RPI International Holdings LP (I)(R)	3,456	407,470
Sanofi	11,671	940,640
Teva Pharmaceutical Industries,
Ltd., ADR	59,300	2,235,610
TherapeuticsMD, Inc. (I)	172,600	1,025,244
WaVe Life Sciences, Ltd. (I)	2,100	74,760
Zeneca, Inc. (I)	33,315	20,489
Zoetis, Inc.	13,100	659,978
		29,106,817
		201,043,043
Industrials - 0.4%
Commercial services and supplies - 0.1%
Healthcare Services Group, Inc.	4,947	192,686
Machinery - 0.2%
Fortive Corp.	7,700	423,423
Professional services - 0.1%
The Advisory Board Company (I)	6,529	231,127
		847,236
TOTAL COMMON STOCKS (Cost $170,499,716)		$206,685,078

PREFERRED SECURITIES - 0.6%
Consumer discretionary - 0.2%
Specialty retail - 0.2%
Jand, Inc., Series D (I)(R)	37,822	359,309
Health care - 0.3%
Biotechnology - 0.0%
Ardelyx, Inc. (I)	2,300	34,040
Ovid Therapeutics, Inc., Series B (I)(R)	14,542	58,895
		92,935
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	847	607,299
		700,234
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	63,738	307,268
TOTAL PREFERRED SECURITIES (Cost $1,574,135)		$1,366,811

CONVERTIBLE BONDS - 0.2%
Health care - 0.2%
Biotechnology - 0.2%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$273,000	319,751
TOTAL CONVERTIBLE BONDS (Cost $273,000)		$319,751

RIGHTS - 0.0%
Wright Medical Group NV (Expiration
Date: 01/02/2024) (I)(N)	10,400	13,520
TOTAL RIGHTS (Cost $26,000)		$13,520

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	1,789,652	$1,789,652
T. Rowe Price Government Money Fund,
0.3603% (Y)	1,000	1,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,790,652)		$1,790,652
Total Investments (Health Sciences Fund)
(Cost $174,163,503) - 99.9%		$210,175,812
Other assets and liabilities, net - 0.1%		274,223
TOTAL NET ASSETS - 100.0%		$210,450,035

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.2%
Republic of Argentina
6.875%, 04/22/2021 (S)		$500,000	$521,250
7.500%, 04/22/2026 (S)		450,000	454,050
7.625%, 04/22/2046 (S)		250,000	237,500
			1,212,800
Brazil - 0.3%
Federative Republic of Brazil
10.000%, 01/01/2017 to 01/01/2023	BRL	4,724,000	1,439,522
			1,439,522
Indonesia - 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	543,000,000	39,866
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	847,338
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,784,135)			$3,539,526

CORPORATE BONDS - 87.8%
Consumer discretionary - 20.9%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (S)		$1,390,000	1,334,400
Altice Financing SA
6.625%, 02/15/2023 (S)		2,240,000	2,273,600
7.500%, 05/15/2026 (S)		810,000	823,527
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		130,000	132,600
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,689,243	2,702,063
Brinker International, Inc.
5.000%, 10/01/2024 (S)		790,000	790,000
Caesars Entertainment Resort
Properties LLC
8.000%, 10/01/2020		3,135,000	3,276,075
11.000%, 10/01/2021 (L)		1,605,000	1,745,438
CalAtlantic Group, Inc.
5.250%, 06/01/2026		1,390,000	1,348,300
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		740,000	787,175
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,340,000	1,450,550
CCO Holdings LLC
5.750%, 02/15/2026 (S)		2,080,000	2,137,200
CEC Entertainment, Inc.
8.000%, 02/15/2022		530,000	531,325
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		1,140,000	994,650
Charter Communications Operating LLC
4.908%, 07/23/2025 (S)		3,750,000	3,909,105
6.484%, 10/23/2045 (S)		1,030,000	1,153,585
CSC Holdings LLC
6.625%, 10/15/2025 (S)		1,430,000	1,544,400
10.125%, 01/15/2023 (S)		570,000	656,213
10.875%, 10/15/2025 (S)		1,200,000	1,398,000
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,335,100
DISH DBS Corp.
5.875%, 11/15/2024		1,200,000	1,216,500
6.750%, 06/01/2021		1,500,000	1,612,500
7.750%, 07/01/2026		2,930,000	3,233,988
Dollar Tree, Inc.
5.750%, 03/01/2023		1,150,000	1,221,875
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		920,000	938,400
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		750,000	725,625
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		2,983,778	448
GameStop Corp.
5.500%, 10/01/2019 (S)		1,190,000	1,201,900
6.750%, 03/15/2021 (S)		1,040,000	1,041,300
General Motors Company
6.600%, 04/01/2036		300,000	336,600
6.750%, 04/01/2046		130,000	149,565
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		2,240,000	1,870,400
GLP Capital LP
5.375%, 04/15/2026		1,430,000	1,462,175
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		700,000	732,375
Guitar Center, Inc.
6.500%, 04/15/2019 (S)		910,000	803,075
9.625%, 04/15/2020 (S)		2,370,000	1,730,100
Hanesbrands, Inc.
4.625%, 05/15/2024 (S)		420,000	420,000
4.875%, 05/15/2026 (S)		380,000	378,974
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021		2,523,485	1,003,085
IHO Verwaltungs GmbH, PIK
4.125%, 09/15/2021 (S)		290,000	292,900
4.750%, 09/15/2026 (S)		930,000	885,825
Jack Ohio Finance LLC
6.750%, 11/15/2021 (S)		2,110,000	2,115,275
L Brands, Inc.
6.875%, 11/01/2035		1,600,000	1,600,000
6.950%, 03/01/2033		830,000	817,550
7.600%, 07/15/2037		590,000	592,950
Landry’s, Inc.
6.750%, 10/15/2024 (S)		1,890,000	1,890,000
Levi Strauss & Company
5.000%, 05/01/2025		1,520,000	1,516,200
LG FinanceCo Corp.
5.875%, 11/01/2024 (S)		530,000	527,350

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month GBP
LIBOR + 2.550%)
07/15/2035	GBP	380,000	$426,713
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$350,000	350,800
MDC Partners, Inc.
6.500%, 05/01/2024 (S)		1,580,000	1,350,900
MGM Growth Properties Operating
Partnership LP
4.500%, 09/01/2026 (S)		760,000	727,700
MGM Resorts International
4.625%, 09/01/2026		1,380,000	1,314,450
6.625%, 12/15/2021		210,000	229,425
Modular Space Corp.
10.250%, 01/31/2019 (H)(S)		2,060,000	1,091,800
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (S)		1,280,000	1,281,600
Monitronics International, Inc.
9.125%, 04/01/2020		823,000	769,505
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)		2,030,000	2,055,375
Neiman Marcus Group, Ltd. LLC
8.000%, 10/15/2021 (S)		1,030,000	813,700
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		650,000	490,750
Netflix, Inc.
5.500%, 02/15/2022		1,210,000	1,294,700
5.875%, 02/15/2025		1,020,000	1,091,512
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		2,113,000	2,147,336
6.000%, 04/01/2022 (S)		390,000	406,575
PulteGroup, Inc.
5.500%, 03/01/2026		1,490,000	1,476,963
Sally Holdings LLC
5.625%, 12/01/2025		1,420,000	1,473,250
Scientific Games International, Inc.
7.000%, 01/01/2022 (S)		620,000	654,100
Service Corp. International
5.375%, 05/15/2024		280,000	291,172
Shea Homes LP
5.875%, 04/01/2023 (S)		180,000	175,050
6.125%, 04/01/2025 (S)		2,210,000	2,143,700
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,310,000	1,310,000
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		220,000	224,950
5.875%, 04/15/2023 (S)		970,000	977,275
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026		600,000	595,500
5.125%, 11/15/2023		1,100,000	1,123,375
The ServiceMaster Company LLC
5.125%, 11/15/2024 (S)		1,300,000	1,303,250
The William Carter Company
5.250%, 08/15/2021		1,035,000	1,072,260
Time Warner Cable LLC
7.300%, 07/01/2038		1,050,000	1,248,666
Tribune Media Company
5.875%, 07/15/2022		820,000	799,664
Viacom, Inc.
4.375%, 03/15/2043		1,270,000	1,108,368
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		1,700,000	1,534,250
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)		410,000	405,900
6.000%, 10/15/2024 (S)		2,160,000	2,170,800
6.375%, 04/15/2023 (S)		1,640,000	1,675,867
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (S)		450,000	438,750
Vista Outdoor, Inc.
5.875%, 10/01/2023		1,390,000	1,445,600
William Lyon Homes, Inc.
8.500%, 11/15/2020		2,450,000	2,548,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		2,680,000	2,546,000
ZF North America Capital, Inc.
4.500%, 04/29/2022 (S)		300,000	309,750
4.750%, 04/29/2025 (S)		1,260,000	1,263,150
			106,798,692
Consumer staples - 6.0%
Alliance One International, Inc.
8.500%, 04/15/2021 (S)		560,000	564,200
9.875%, 07/15/2021 (L)		1,880,000	1,565,100
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,650,000	1,561,313
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		1,990,000	1,850,700
Central Garden & Pet Company
6.125%, 11/15/2023		860,000	896,550
Century Intermediate Holding
Company 2, PIK
9.750%, 02/15/2019 (S)		3,560,000	3,622,300
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	546,605
7.500%, 07/08/2026		720,000	1,066,879
Constellation Brands, Inc.
4.750%, 11/15/2024 to 12/01/2025		$2,390,000	2,567,762
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		1,650,000	1,666,500
DS Services of America, Inc.
10.000%, 09/01/2021 (S)		1,300,000	1,430,000
FAGE International SA
5.625%, 08/15/2026 (S)		840,000	840,000
Kraft Heinz Foods Company
7.125%, 08/01/2039 (S)		1,170,000	1,506,122
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)		1,730,000	1,725,675
4.875%, 11/01/2026 (S)		1,000,000	995,000
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)		1,440,000	1,436,400
Post Holdings, Inc.
5.000%, 08/15/2026 (S)		1,560,000	1,479,660
Simmons Foods, Inc.
7.875%, 10/01/2021(S)		2,380,000	2,409,750
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,860,000	1,929,750
6.125%, 12/15/2024		910,000	964,600
			30,624,866
Energy - 15.1%
Berry Petroleum Company LLC
6.375%, 09/15/2022 (H)		2,840,000	1,576,200
6.750%, 11/01/2020 (H)		1,910,000	1,069,600
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		1,340,000	1,293,100

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Calumet Specialty Products Partners LP
11.500%, 01/15/2021 (S)		$1,490,000	$1,694,875
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023 (L)		570,000	581,400
7.500%, 09/15/2020		670,000	693,450
CGG SA
6.500%, 06/01/2021		2,290,000	950,350
Chesapeake Energy Corp.
4.130%, 04/15/2019 (P)		160,000	151,200
4.875%, 04/15/2022 (L)		630,000	537,075
5.375%, 06/15/2021		460,000	397,900
5.750%, 03/15/2023 (L)		140,000	120,400
6.125%, 02/15/2021 (L)		340,000	311,950
6.625%, 08/15/2020 (L)		930,000	902,100
6.875%, 11/15/2020		220,000	209,550
Concho Resources, Inc.
5.500%, 04/01/2023		1,610,000	1,655,322
Continental Resources, Inc.
4.500%, 04/15/2023		260,000	252,850
4.900%, 06/01/2044		1,120,000	952,000
Crestwood Midstream Partners LP
6.125%, 03/01/2022		2,580,000	2,605,800
CrownRock LP
7.750%, 02/15/2023 (S)		1,000,000	1,065,000
DCP Midstream LLC
6.750%, 09/15/2037 (S)		1,300,000	1,303,250
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)		450,000	450,563
Endeavor Energy Resources LP
7.000%, 08/15/2021 (S)		990,000	1,014,750
Ensco PLC
4.700%, 03/15/2021 (L)		220,000	196,350
5.750%, 10/01/2044		1,010,000	661,550
EP Energy LLC
6.375%, 06/15/2023		1,540,000	1,078,000
7.750%, 09/01/2022		420,000	294,000
8.000%, 11/29/2024 (S)		520,000	535,600
9.375%, 05/01/2020		990,000	829,422
EV Energy Partners LP
8.000%, 04/15/2019		550,000	351,313
Extraction Oil & Gas Holdings LLC
7.875%, 07/15/2021 (S)		970,000	1,029,219
Freeport-McMoran Oil & Gas LLC
6.125%, 06/15/2019		390,000	400,725
6.750%, 02/01/2022		430,000	447,200
6.875%, 02/15/2023		3,960,000	4,237,200
Gulfport Energy Corp.
6.000%, 10/15/2024 (S)		1,200,000	1,221,000
Holly Energy Partners LP
6.000%, 08/01/2024 (S)		430,000	447,200
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)		1,260,000	1,061,550
Kinder Morgan, Inc.
7.750%, 01/15/2032		1,330,000	1,571,846
Laredo Petroleum, Inc.
7.375%, 05/01/2022		600,000	624,000
MEG Energy Corp.
6.375%, 01/30/2023 (S)		480,000	423,600
6.500%, 03/15/2021 (S)		170,000	153,000
7.000%, 03/31/2024 (S)		570,000	497,325
Murray Energy Corp.
11.250%, 04/15/2021(S)		1,420,000	1,008,200
NGL Energy Partners LP
5.125%, 07/15/2019		1,440,000	1,404,000
6.875%, 10/15/2021		1,430,000	1,426,425
7.500%, 11/01/2023 (S)		1,190,000	1,187,025
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)		1,200,000	1,245,000
9.625%, 06/01/2019 (S)		90,000	94,050
Oasis Petroleum, Inc.
6.875%, 01/15/2023		790,000	809,750
Parsley Energy LLC
6.250%, 06/01/2024 (S)		490,000	507,150
Petrobras Global Finance BV
6.850%, 06/05/2115		920,000	724,500
Pride International, Inc.
7.875%, 08/15/2040		760,000	648,531
QEP Resources, Inc.
5.250%, 05/01/2023		670,000	649,900
6.875%, 03/01/2021		820,000	846,650
Range Resources Corp.
4.875%, 05/15/2025		300,000	283,500
5.000%, 03/15/2023 (S)		410,000	393,600
Rice Energy, Inc.
6.250%, 05/01/2022		1,160,000	1,186,100
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		1,000,000	1,037,500
6.875%, 04/15/2040 (S)		2,390,000	2,425,850
7.500%, 07/15/2038 (S)		170,000	172,550
Rose Rock Midstream LP
5.625%, 11/15/2023		1,700,000	1,615,000
RSP Permian, Inc.
6.625%, 10/01/2022		170,000	178,415
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027 (S)		1,040,000	1,027,000
5.750%, 05/15/2024		2,580,000	2,721,900
Sanchez Energy Corp.
7.750%, 06/15/2021		2,050,000	1,947,500
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,560,000	1,267,500
SM Energy Company
5.000%, 01/15/2024		325,000	306,313
5.625%, 06/01/2025		675,000	648,000
Summit Midstream Holdings LLC
5.500%, 08/15/2022		250,000	244,375
7.500%, 07/01/2021		470,000	492,325
Targa Resources Partners LP
4.250%, 11/15/2023		1,320,000	1,244,100
5.125%, 02/01/2025 (S)		610,000	601,997
5.250%, 05/01/2023		900,000	902,250
5.375%, 02/01/2027 (S)		640,000	632,000
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		1,380,000	1,407,600
Tesoro Logistics LP
5.250%, 01/15/2025		970,000	982,125
5.500%, 10/15/2019		460,000	488,175
6.125%, 10/15/2021		130,000	136,013
6.375%, 05/01/2024		360,000	387,900
The Williams Companies, Inc.
3.700%, 01/15/2023		600,000	565,500
4.550%, 06/24/2024		280,000	273,000
5.750%, 06/24/2044		1,200,000	1,137,000
7.500%, 01/15/2031		1,840,000	2,028,600
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	278,873

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Valvoline, Inc.
5.500%, 07/15/2024 (S)		$1,300,000	$1,342,250
Whiting Petroleum Corp.
5.750%, 03/15/2021 (L)		890,000	876,650
WPX Energy, Inc.
6.000%, 01/15/2022		210,000	215,185
8.250%, 08/01/2023 (L)		1,400,000	1,543,500
			77,390,112
Financials - 6.6%
Ally Financial, Inc.
3.500%, 01/27/2019		860,000	860,000
8.000%, 11/01/2031		480,000	544,800
Bank of America Corp. (6.500% to
10/23/2024, then 3 month
LIBOR + 4.174%)
10/23/2024 (Q)		1,140,000	1,182,750
Barclays Bank PLC
7.625%, 11/21/2022		200,000	219,550
BNP Paribas SA (7.375% to
08/19/2025, then 5 Year U.S.
Swap Rate + 5.150%)
08/19/2025 (Q)(S)		550,000	547,250
Care Capital Properties LP
5.125%, 08/15/2026 (S)		580,000	557,109
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		3,320,000	3,426,013
5.375%, 05/15/2020		630,000	666,225
5.500%, 02/15/2019 (S)		230,000	242,794
Citigroup, Inc. (5.950% to
05/15/2025, then 3 month
LIBOR + 3.905%)
05/15/2025 (Q)		920,000	903,900
Citigroup, Inc. (6.300% to
05/15/2024, then 3 month
LIBOR + 3.423%)
05/15/2024 (Q)		2,090,000	2,066,488
CNO Financial Group, Inc.
4.500%, 05/30/2020		460,000	472,075
5.250%, 05/30/2025		1,790,000	1,787,763
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		910,000	423,150
Cooperatieve Rabobank UA
5.250%, 08/04/2045		330,000	357,651
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year
U.S. Swap Rate + 6.185%)
12/23/2025 (Q)(S)		1,000,000	1,035,810
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024 (S)		1,240,000	1,261,700
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,178,100
FirstCash, Inc.
6.750%, 04/01/2021		980,000	1,014,300
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	1,375,198
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	618,750
7.700%, 06/15/2020		1,300,000	1,248,000
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		570,000	543,994
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year U.S.
ISDAFIX + 4.368%)
03/30/2025 (Q)		1,430,000	1,396,038
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year U.S.
ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,120,850
Navient Corp.
5.875%, 10/25/2024		1,810,000	1,674,250
6.625%, 07/26/2021		720,000	751,500
8.000%, 03/25/2020		1,400,000	1,536,500
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		1,580,000	1,516,800
Royal Bank of Scotland Group PLC
(8.625% to 08/15/2021, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (Q)		870,000	855,863
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	901,796
TMX Finance LLC
8.500%, 09/15/2018 (S)		1,760,000	1,443,200
			33,730,167
Health care - 6.9%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)		1,060,000	1,007,000
BioScrip, Inc.
8.875%, 02/15/2021		1,871,000	1,435,993
Centene Corp.
4.750%, 05/15/2022 to 01/15/2025		2,830,000	2,737,500
6.125%, 02/15/2024		530,000	538,533
DaVita, Inc.
5.000%, 05/01/2025		1,260,000	1,228,500
5.125%, 07/15/2024		80,000	79,000
5.750%, 08/15/2022		320,000	332,000
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		2,000,000	1,748,800
Greatbatch, Ltd.
9.125%, 11/01/2023 (S)		1,170,000	1,143,675
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026		720,000	724,116
5.375%, 02/01/2025		1,050,000	1,027,688
5.875%, 02/15/2026		3,290,000	3,277,663
7.500%, 02/15/2022		440,000	489,500
IASIS Healthcare LLC
8.375%, 05/15/2019		2,070,000	1,811,250
Immucor, Inc.
11.125%, 08/15/2019		560,000	512,400
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)		1,060,000	1,118,300
Mallinckrodt International Finance SA
3.500%, 04/15/2018		310,000	308,450
4.750%, 04/15/2023		139,000	117,455
5.500%, 04/15/2025 (S)		10,000	8,500
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (S)		2,900,000	3,048,625
Synlab Unsecured Bondco PLC
8.250%, 07/01/2023	EUR	780,000	886,359
Tenet Healthcare Corp.
6.750%, 06/15/2023		$2,020,000	1,727,100
7.500%, 01/01/2022 (S)		770,000	792,623
8.125%, 04/01/2022		715,000	652,438
Universal Hospital Services, Inc.
7.625%, 08/15/2020		2,570,000	2,446,640

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Valeant Pharmaceuticals
International, Inc.
5.375%, 03/15/2020 (S)		$330,000	$276,375
5.500%, 03/01/2023 (S)		1,760,000	1,293,600
5.875%, 05/15/2023 (S)		2,720,000	2,011,100
6.375%, 10/15/2020 (S)		190,000	160,550
7.000%, 10/01/2020 (S)		690,000	596,850
7.500%, 07/15/2021 (S)		2,060,000	1,740,700
			35,279,283
Industrials - 11.2%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021		40,000	41,250
4.625%, 07/01/2022		270,000	279,450
Allison Transmission, Inc.
5.000%, 10/01/2024 (S)		2,360,000	2,377,700
American Airlines 2013-2 Class B
Pass Through Trust
5.600%, 01/15/2022 (S)		2,744,285	2,833,474
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		1,170,000	1,208,025
5.750%, 12/15/2023 (S)		1,360,000	1,394,000
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		510,000	530,400
6.500%, 07/15/2022 (S)		500,000	523,125
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		1,470,000	1,411,200
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		470,000	474,700
CBC Ammo LLC
7.250%, 11/15/2021 (S)		2,570,000	2,512,175
Continental Airlines 2000-1 Class B
Pass Through Trust
8.388%, 05/01/2022		10,995	11,463
Continental Airlines 2009-2 Class B
Pass Through Trust
9.250%, 11/10/2018		17,887	18,312
Delta Air Lines 2007-1 Class B
Pass Through Trust
8.021%, 02/10/2024		962,757	1,095,136
Delta Air Lines 2009-1 Series B
Pass Through Trust
9.750%, 06/17/2018		1,125,224	1,128,813
Europcar Groupe SA
5.750%, 06/15/2022 (S)	EUR	800,000	879,688
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,200,000	2,013,000
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		702,000	723,060
Garda World Security Corp.
7.250%, 11/15/2021 (S)		340,000	314,500
GFL Environmental, Inc.
9.875%, 02/01/2021 (S)		1,380,000	1,497,300
H&E Equipment Services, Inc.
7.000%, 09/01/2022		2,300,000	2,420,750
International Lease Finance Corp.
8.250%, 12/15/2020		2,450,000	2,866,500
8.625%, 01/15/2022		2,470,000	2,978,869
International Wire Group, Inc.
10.750%, 08/01/2021 (S)		930,000	868,388
LMI Aerospace, Inc.
7.375%, 07/15/2019		883,000	880,793
Michael Baker Holdings LLC, PIK
9.625%, 04/15/2019 (S)		2,554,176	2,285,988
Michael Baker International LLC
8.250%, 10/15/2018 (S)		480,000	477,600
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,930,000	2,409,925
Neovia Logistics Intermediate
Holdings LLC, PIK
10.750%, 02/15/2018 (S)		1,611,250	1,007,031
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,350,000	1,336,500
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)		960,000	1,032,000
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		700,000	605,500
Standard Industries, Inc.
5.125%, 02/15/2021 (S)		510,000	530,400
5.500%, 02/15/2023 (S)		210,000	215,775
The ADT Corp.
3.500%, 07/15/2022		320,000	301,200
4.125%, 06/15/2023		190,000	180,500
6.250%, 10/15/2021		900,000	969,750
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021 (H)		2,900,000	580,000
United Airlines 2013-1 Class B
Pass Through Trust
5.375%, 02/15/2023		2,288,883	2,391,883
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027		3,190,000	3,202,338
5.750%, 11/15/2024		510,000	527,850
US Airways 2012-2 Class B
Pass Through Trust
6.750%, 12/03/2022		1,432,501	1,539,938
WESCO Distribution, Inc.
5.375%, 06/15/2024 (S)		1,040,000	1,040,000
West Corp.
5.375%, 07/15/2022 (S)		2,810,000	2,708,138
XPO Logistics, Inc.
6.125%, 09/01/2023 (S)		1,020,000	1,042,950
6.500%, 06/15/2022 (S)		1,800,000	1,865,250
			57,532,587
Information technology - 1.2%
Activision Blizzard, Inc.
6.125%, 09/15/2023 (S)		400,000	437,000
Diamond 1 Finance Corp.
5.875%, 06/15/2021 (S)		1,290,000	1,359,486
7.125%, 06/15/2024 (S)		750,000	818,844
First Data Corp.
5.000%, 01/15/2024 (S)		1,810,000	1,825,838
7.000%, 12/01/2023 (S)		20,000	20,938
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		930,000	923,025
Match Group, Inc.
6.375%, 06/01/2024		710,000	750,825
			6,135,956
Materials - 8.0%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (S)		690,000	740,025
7.000%, 09/30/2026 (S)		1,530,000	1,621,800
Anglo American Capital PLC
4.125%, 04/15/2021 to 09/27/2022 (S)		1,230,000	1,233,075
4.875%, 05/14/2025 (S)		1,210,000	1,228,150

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal
6.125%, 06/01/2025 (L)	$1,490,000	$1,624,100
Arconic, Inc.
5.125%, 10/01/2024	993,000	1,012,860
Ardagh Packaging Finance PLC
3.850%, 12/15/2019 (P)(S)	250,000	254,375
4.625%, 05/15/2023 (S)	600,000	591,750
6.750%, 01/31/2021 (S)	200,000	203,750
7.250%, 05/15/2024 (S)	1,270,000	1,327,150
Axalta Coating Systems LLC
4.875%, 08/15/2024 (S)	990,000	985,050
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)	1,040,000	1,045,200
BHP Billiton Finance USA, Ltd.
(6.750% to 10/19/2025, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (S)	1,060,000	1,175,275
BWAY Holding Company
9.125%, 08/15/2021 (S)	1,400,000	1,456,000
Cemex SAB de CV
5.700%, 01/11/2025 (S)	560,000	544,600
6.125%, 05/05/2025 (S)	550,000	541,750
Coveris Holdings SA
7.875%, 11/01/2019 (S)	980,000	964,712
Crown Americas LLC
4.250%, 09/30/2026 (S)	640,000	611,200
Eagle Materials, Inc.
4.500%, 08/01/2026	1,030,000	1,011,975
Eco Services Operations LLC
8.500%, 11/01/2022 (S)	1,250,000	1,318,750
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)	1,230,000	1,418,928
Freeport-McMoRan, Inc.
3.100%, 03/15/2020	20,000	19,650
3.550%, 03/01/2022	1,070,000	1,013,718
5.450%, 03/15/2043	760,000	649,800
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)	2,380,000	1,862,350
HIG BBC Intermediate Holdings LLC, PIK
10.500%, 09/15/2018 (S)	925,062	886,903
Kissner Holdings LP
8.375%, 12/01/2022 (S)	1,160,000	1,154,200
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)	1,996,329	69,872
Novelis Corp.
5.875%, 09/30/2026 (S)	920,000	918,850
NWH Escrow Corp.
7.500%, 08/01/2021 (S)	10,000	7,775
Pactiv LLC
7.950%, 12/15/2025	1,710,000	1,829,700
8.375%, 04/15/2027	1,360,000	1,492,600
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)	940,000	949,400
7.000%, 07/15/2024 (S)	3,720,000	3,930,180
Steel Dynamics, Inc.
5.000%, 12/15/2026 (S)	853,000	858,331
Teck Resources, Ltd.
3.000%, 03/01/2019	1,290,000	1,280,325
8.000%, 06/01/2021 (S)	1,970,000	2,162,075
U.S. Concrete, Inc.
6.375%, 06/01/2024	750,000	781,875
Westlake Chemical Corp.
4.875%, 05/15/2023 (S)	40,000	41,550
		40,819,629
Real estate - 1.9%
Communications Sales & Leasing, Inc.
6.000%, 04/15/2023 (S)	730,000	757,375
8.250%, 10/15/2023	80,000	83,800
CoreCivic, Inc.
4.125%, 04/01/2020 (L)	180,000	178,650
4.625%, 05/01/2023	270,000	262,575
5.000%, 10/15/2022	870,000	859,125
CTR Partnership LP
5.875%, 06/01/2021	2,290,000	2,358,700
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)	1,310,000	1,418,075
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)	2,140,000	2,252,350
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	9,450
5.875%, 10/15/2024	1,600,000	1,544,000
		9,724,100
Telecommunication services - 8.7%
CenturyLink, Inc.
5.625%, 04/01/2025	740,000	689,125
5.800%, 03/15/2022	430,000	424,625
6.450%, 06/15/2021	990,000	1,021,556
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)	2,810,000	2,841,613
Frontier Communications Corp.
10.500%, 09/15/2022	380,000	391,400
11.000%, 09/15/2025	1,940,000	1,944,850
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,980,000	1,291,950
7.250%, 10/15/2020	550,000	400,813
8.000%, 02/15/2024 (S)	2,210,000	2,226,575
Level 3 Financing, Inc.
5.250%, 03/15/2026 (S)	880,000	864,600
5.625%, 02/01/2023	430,000	436,450
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (H)(S)	2,260,000	632,800
SFR Group SA
6.000%, 05/15/2022 (S)	350,000	352,625
6.250%, 05/15/2024 (S)	2,120,000	2,096,150
7.375%, 05/01/2026 (S)	3,570,000	3,561,075
Sprint Capital Corp.
8.750%, 03/15/2032	4,504,000	4,729,200
Sprint Communications, Inc.
11.500%, 11/15/2021	1,811,000	2,164,145
Sprint Corp.
7.250%, 09/15/2021	1,310,000	1,342,750
7.625%, 02/15/2025	440,000	447,150
7.875%, 09/15/2023	6,820,000	7,041,650
T-Mobile USA, Inc.
6.500%, 01/15/2026	2,540,000	2,743,200
Telecom Italia SpA
5.303%, 05/30/2024 (S)	810,000	797,850
Windstream Services LLC
7.500%, 04/01/2023 (L)	2,510,000	2,334,300
7.750%, 10/15/2020	1,170,000	1,188,275
7.750%, 10/01/2021 (L)	310,000	308,450
Ziggo Secured Finance BV
5.500%, 01/15/2027 (S)	2,180,000	2,092,800
		44,365,977
Utilities - 1.3%
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028	1,948,589	1,641,686

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
6.625%, 01/15/2027 (S)	$290,000	$268,250
7.250%, 05/15/2026 (S)	730,000	713,575
NRG REMA LLC
9.237%, 07/02/2017	53,251	42,601
9.681%, 07/02/2026	4,790,000	3,161,400
Red Oak Power LLC
9.200%, 11/30/2029	720,000	747,900
		6,575,412
TOTAL CORPORATE BONDS (Cost $460,482,551)		$448,976,781

CONVERTIBLE BONDS - 0.7%
Consumer discretionary - 0.2%
Dish Network Corp.
3.375%, 08/15/2026 (S)	1,040,000	1,162,200
Energy - 0.3%
Chesapeake Energy Corp.
5.500%, 10/05/2026 (S)	1,290,000	1,364,175
Materials - 0.2%
Hercules, Inc.
6.500%, 06/30/2029	790,000	766,300
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)	2,399,515	479,903
		1,246,203
TOTAL CONVERTIBLE BONDS (Cost $5,425,686)		$3,772,578

TERM LOANS (M) - 4.4%
Consumer discretionary - 1.8%
CWGS Group LLC
4.500%, 11/03/2023	2,310,000	2,330,213
Equinox Holdings, Inc.
9.750%, 07/31/2020	2,340,000	2,343,908
MediArena Acquisition BV
10.000%, 08/13/2022	2,950,000	2,348,938
Spencer Gifts LLC
9.250%, 06/29/2022	1,440,000	1,180,800
TOMS Shoes LLC
6.500%, 10/28/2020	1,182,000	862,860
		9,066,719
Energy - 1.5%
Chesapeake Energy Corp.
8.500%, 08/23/2021	840,000	897,229
Eastern Power LLC
5.000%, 10/02/2021	1,407,701	1,406,828
Hercules Offshore, Inc.
10.500%, 05/06/2020	1,495,850	1,348,015
Magnum Hunter Resources Corp.
8.000%, 05/06/2019	416,704	414,621
Murray Energy Corp.
8.250%, 04/16/2020	833,387	755,124
Panda Temple Power II LLC
7.250%, 04/03/2019	557,193	508,439
Panda Temple Power LLC
7.250%, 03/04/2022	1,615,400	1,413,475
Westmoreland Coal Company
7.500%, 12/16/2020	1,161,299	992,911
		7,736,642
Health care - 0.9%
Immucor, Inc.
5.000%, 08/17/2018	853,196	829,468
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022	1,040,087	1,029,686
Radnet Management, Inc.
8.000%, 03/25/2021	2,650,667	2,617,533
		4,476,687
Information technology - 0.2%
Ancestry.com Holdings LLC
9.250%, 10/11/2024	1,150,000	1,159,580
Materials - 0.0%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019 (H)	801,900	208,494
TOTAL TERM LOANS (Cost $24,533,301)		$22,648,122

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank),
Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)	1,400,000	723,623
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class E
4.618%, 08/15/2048 (P)(S)	1,100,000	696,764
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class E
3.000%, 05/15/2048 (S)	1,200,000	599,918
		2,020,305
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $2,452,644)		$2,020,305

COMMON STOCKS - 2.7%
Consumer discretionary - 0.4%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507	1,512,440
New Cotai LLC (I)	11	268,374
Red Rock Resorts, Inc., Class A	4,386	100,527
		1,881,341
Energy - 1.9%
Hercules Offshore, Inc. (I)	120,022	144,026
KCAD Holdings I, Ltd. (I)	752,218,031	5,716,857
Magnum Hunter Resources Corp. (I)	224,465	2,581,348
MWO Holdings LLC (I)	1,134	1,116,559
		9,558,790
Financials - 0.3%
Wells Fargo & Company	32,060	1,696,615
Industrials - 0.1%
DeepOcean Group Holdings AS (I)	151,066	767,415
Jack Cooper Holdings Corp. (I)	2,163	0
		767,415
Materials - 0.0%
Mirabela Nickel, Ltd. (I)	5,975,613	4
TOTAL COMMON STOCKS (Cost $26,560,486)		$13,904,165

PREFERRED SECURITIES - 1.5%
Financials - 1.2%
GMAC Capital Trust I, 6.691% (P)	246,500	6,199,475
Health care - 0.3%
Allergan PLC, 5.500%	1,694	1,214,598
TOTAL PREFERRED SECURITIES (Cost $7,486,850)		$7,414,073

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
ESCROW CERTIFICATES - 0.0%
Health care - 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020 (I)	4,380,000	$1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	990,559	9,913,318
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,912,924)		$9,913,318
Total Investments (High Yield Fund)
(Cost $541,638,577) - 100.2%		$512,190,002
Other assets and liabilities, net - (0.2%)		(1,021,901)
TOTAL NET ASSETS - 100.0%		$511,168,101

International Growth Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.9%
Argentina - 1.8%
MercadoLibre, Inc.	79,043	$12,474,564
China - 22.0%
Alibaba Group Holding, Ltd., ADR (I)	346,582	32,585,640
Baidu, Inc., ADR (I)	206,740	34,515,243
Ctrip.com International, Ltd., ADR (I)	348,414	15,758,765
JD.com, Inc., ADR (I)	129,094	3,468,756
New Oriental Education & Technology
Group, Inc., ADR (I)	315,886	15,848,001
TAL Education Group, ADR (I)	65,599	5,020,291
Tencent Holdings, Ltd.	1,734,400	43,188,108
		150,384,804
Denmark - 5.5%
Chr. Hansen Holding A/S	113,380	6,265,513
Genmab A/S (I)	108,085	18,651,925
Novo Nordisk A/S, B Shares	182,445	6,144,767
Novozymes A/S, B Shares	190,643	6,439,943
		37,502,148
France - 5.1%
Essilor International SA	37,371	3,956,880
Kering	69,957	15,178,063
L’Oreal SA	94,025	15,997,672
		35,132,615
Germany - 5.5%
AIXTRON SE (I)	398,651	1,614,583
BASF SE	101,300	8,753,327
MorphoSys AG (I)	59,709	2,661,482
Rocket Internet SE (I)(S)	181,369	3,444,202
Zalando SE (I)	573,369	21,356,081
		37,829,675
Hong Kong - 5.7%
AIA Group, Ltd.	5,124,800	31,205,358
Hong Kong Exchanges & Clearing, Ltd.	286,528	7,525,600
		38,730,958
Israel - 0.9%
Mobileye NV (I)	164,638	6,129,473
Italy - 4.4%
EXOR SpA	199,881	8,385,616
Ferrari NV	404,459	22,074,703
		30,460,319
Japan - 14.4%
COOKPAD, Inc.	222,100	2,007,980
Don Quijote Holdings Company, Ltd.	179,500	6,927,531
M3, Inc.	740,200	19,258,164
Pigeon Corp.	183,900	4,670,819
Rakuten, Inc.	1,514,500	15,154,834
SBI Holdings, Inc.	343,700	4,377,722
SMC Corp.	53,100	15,382,691
SoftBank Group Corp.	421,500	25,208,147
Sysmex Corp.	95,100	5,798,850
		98,786,738
Netherlands - 3.1%
ASML Holding NV	176,310	18,187,653
Gemalto NV	57,653	2,934,680
		21,122,333
Norway - 0.8%
Schibsted ASA, A Shares	119,201	2,570,111
Schibsted ASA, B Shares	143,469	2,910,313
		5,480,424
Portugal - 0.6%
Jeronimo Martins SGPS SA	243,802	3,849,044
South Korea - 3.5%
Celltrion, Inc. (I)	118,816	10,391,198
NAVER Corp.	19,480	13,290,098
		23,681,296
Spain - 6.1%
Banco Bilbao Vizcaya Argentaria SA	645,039	3,971,903
Banco Popular Espanol SA	4,385,141	3,844,930
Distribuidora Internacional de
Alimentacion SA	820,287	3,742,330
Industria de Diseno Textil SA	883,053	30,176,966
		41,736,129
Sweden - 9.6%
Alfa Laval AB	333,673	5,002,394
Atlas Copco AB, A Shares	826,056	25,005,202
Elekta AB, B Shares	572,192	4,722,735
Kinnevik AB, B Shares	561,533	13,748,054
Svenska Handelsbanken AB, A Shares	1,257,706	17,455,209
		65,933,594
Switzerland - 1.9%
Cie Financiere Richemont SA	198,109	12,932,209
United Kingdom - 8.0%
Aggreko PLC	456,732	4,666,959
Dialog Semiconductor PLC (I)	116,863	4,629,112
Fiat Chrysler Automobiles NV	2,420,507	18,546,302
Ocado Group PLC (I)	879,173	2,966,018
Rolls-Royce Holdings PLC (I)	2,290,272	19,359,767
Standard Chartered PLC (I)	566,226	4,537,029
		54,705,187
TOTAL COMMON STOCKS (Cost $584,082,671)		$676,871,510

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS - 0.0%
Rolls-Royce Holdings PLC (Expiration Date:
01/07/2017) (I)(N)	107,755,460	$134,824
TOTAL RIGHTS (Cost $131,995)		$134,824

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio,
Institutional Class, 0.3000% (Y)	340,749	340,749
TOTAL SHORT-TERM INVESTMENTS (Cost $340,749)		$340,749
Total Investments (International Growth
Opportunities Fund)
(Cost $584,555,415) - 98.9%		$677,347,083
Other assets and liabilities, net - 1.1%		7,225,888
TOTAL NET ASSETS - 100.0%		$684,572,971

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.7%
Australia - 4.0%
Amcor, Ltd.	1,778,132	$18,831,113
Brambles, Ltd.	809,240	7,032,658
CSL, Ltd.	123,122	8,902,190
		34,765,961
Brazil - 1.6%
BM&F Bovespa SA	2,826,940	13,860,230
Canada - 10.0%
Canadian National Railway Company	144,305	9,647,906
Cenovus Energy, Inc.	554,171	8,568,549
CGI Group, Inc., Class A (I)	504,191	23,882,732
Fairfax Financial Holdings, Ltd.	22,418	10,652,764
Great-West Lifeco, Inc.	284,904	7,499,595
PrairieSky Royalty, Ltd.	272,547	6,652,882
Suncor Energy, Inc.	589,476	18,773,009
		85,677,437
China - 0.9%
Baidu, Inc., ADR (I)	45,620	7,616,259
Denmark - 2.3%
Carlsberg A/S, B Shares	189,769	16,081,516
Novo Nordisk A/S, B Shares	105,937	3,567,969
		19,649,485
France - 4.1%
Pernod Ricard SA	32,715	3,419,183
Publicis Groupe SA	309,513	20,040,949
Schneider Electric SE	173,778	11,534,804
		34,994,936
Germany - 9.5%
Allianz SE	112,963	17,951,068
Deutsche Boerse AG	247,817	19,190,744
Deutsche Post AG	324,731	10,133,309
ProSiebenSat.1 Media SE	362,611	12,410,071
SAP SE	267,068	22,304,015
		81,989,207
Hong Kong - 4.5%
CK Hutchison Holdings, Ltd.	1,833,872	22,304,636
Galaxy Entertainment Group, Ltd.	3,319,910	16,428,214
		38,732,850
Israel - 2.2%
Teva Pharmaceutical Industries, Ltd., ADR	504,981	19,037,784
Japan - 8.5%
Denso Corp.	99,253	4,415,357
FANUC Corp.	47,888	8,173,288
Japan Tobacco, Inc.	485,800	16,841,999
Kao Corp.	143,400	6,647,410
Keyence Corp.	10,173	7,036,085
Komatsu, Ltd.	386,417	9,090,005
Toyota Motor Corp.	129,470	7,691,549
Yahoo Japan Corp.	3,643,300	13,327,372
		73,223,065
Mexico - 2.7%
Fomento Economico Mexicano SAB de
CV, ADR	175,614	13,706,673
Grupo Televisa SAB, ADR	468,841	9,737,828
		23,444,501
Netherlands - 2.2%
Royal Dutch Shell PLC, B Shares	384,486	10,224,320
Wolters Kluwer NV	243,033	8,750,542
		18,974,862
Singapore - 3.6%
Broadcom, Ltd.	134,453	22,922,892
United Overseas Bank, Ltd.	563,034	7,986,075
		30,908,967
South Korea - 0.9%
Samsung Electronics Company, Ltd.	5,371	7,992,996
Spain - 1.5%
Amadeus IT Group SA	275,081	12,458,739
Sweden - 3.8%
Getinge AB, B Shares	506,687	7,739,936
Investor AB, B Shares	478,948	16,179,634
Sandvik AB	479,219	5,668,331
Telefonaktiebolaget LM Ericsson, B Shares	672,834	3,453,121
		33,041,022
Switzerland - 7.3%
Cie Financiere Richemont SA	135,340	8,834,759
Julius Baer Group, Ltd. (I)	292,248	12,885,202
Novartis AG	80,239	5,530,215
Roche Holding AG	79,859	17,774,316
Syngenta AG	7,721	2,954,612
UBS Group AG	933,943	14,849,197
		62,828,301
Taiwan - 2.6%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,851,000	22,144,903
Thailand - 1.5%
Kasikornbank PCL, NVDR	2,698,900	12,797,802
Turkey - 0.9%
Akbank TAS	3,516,635	7,704,950

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom - 19.1%
Aberdeen Asset Management PLC	1,775,221	$5,944,329
British American Tobacco PLC	302,371	16,551,914
Compass Group PLC	861,321	14,746,468
Informa PLC	1,302,756	10,586,435
Kingfisher PLC	1,813,850	7,980,333
Lloyds Banking Group PLC	12,651,241	9,137,195
Next PLC	166,486	10,198,589
RELX PLC	1,502,327	25,807,319
Sky PLC	2,411,563	23,549,312
Smith & Nephew PLC	572,489	8,048,749
Unilever NV	282,046	11,245,105
WPP PLC	970,016	20,687,498
		164,483,246
TOTAL COMMON STOCKS (Cost $741,835,077)		$806,327,503

SHORT-TERM INVESTMENTS - 6.1%
Money market funds - 6.1%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 0.2800% (Y)	52,658,605	52,658,605
TOTAL SHORT-TERM INVESTMENTS (Cost $52,658,605)		$52,658,605
Total Investments (International Growth Stock Fund)
(Cost $794,493,682) - 99.8%		$858,986,108
Other assets and liabilities, net - 0.2%		2,080,135
TOTAL NET ASSETS - 100.0%		$861,066,243

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.1%
Belgium - 1.8%
Barco NV	97,660	$7,473,686
Ontex Group NV	114,540	3,108,225
		10,581,911
Brazil - 1.3%
Grendene SA	516,200	2,662,150
M Dias Branco SA	131,800	4,557,847
		7,219,997
Canada - 8.5%
Badger Daylighting, Ltd. (L)	437,300	10,173,174
Canaccord Genuity Group, Inc. (I)	895,206	2,665,692
Dorel Industries, Inc., Class B	108,000	2,958,684
Enerflex, Ltd.	340,500	4,324,373
Genworth MI Canada, Inc. (L)	243,100	5,912,363
Gran Tierra Energy, Inc. (I)	1,510,600	4,318,249
Gran Tierra Energy, Inc. (New York
Stock Exchange) (I)	471,600	1,367,640
Laurentian Bank of Canada	84,700	3,363,914
Mullen Group, Ltd. (L)	503,470	6,723,927
Russel Metals, Inc. (L)	213,500	4,108,520
ShawCor, Ltd.	129,600	3,186,695
		49,103,231
China - 3.5%
China ZhengTong Auto Services
Holdings, Ltd.	9,404,000	2,809,792
Goodbaby International Holdings, Ltd.	11,175,000	5,042,335
Greatview Aseptic Packaging Company, Ltd.	9,535,000	5,074,386
Shanghai Haohai Biological Technology
Company, Ltd. (S)	640,000	3,135,554
Xtep International Holdings, Ltd.	9,460,500	4,243,389
		20,305,456
Finland - 3.7%
Amer Sports OYJ	434,498	11,581,256
Huhtamaki OYJ	258,606	9,722,548
		21,303,804
France - 0.7%
Beneteau SA	308,110	4,196,427
Germany - 4.2%
Gerresheimer AG	141,380	10,306,649
Grand City Properties SA	388,300	6,483,043
Jenoptik AG	420,940	7,086,625
		23,876,317
Hong Kong - 6.5%
Dah Sing Financial Holdings, Ltd.	718,374	4,806,736
Luk Fook Holdings International, Ltd.	1,985,000	5,742,072
Sitoy Group Holdings, Ltd.	5,236,800	1,348,126
Stella International Holdings, Ltd.	2,399,500	4,055,383
Techtronic Industries Company, Ltd.	2,641,200	10,285,596
Value Partners Group, Ltd.	8,063,000	7,272,692
Vinda International Holdings, Ltd.	1,893,000	3,589,117
		37,099,722
India - 2.1%
Dewan Housing Finance Corp., Ltd.	1,923,844	7,177,261
Jain Irrigation Systems, Ltd.	3,781,159	4,950,545
		12,127,806
Italy - 2.3%
Azimut Holding SpA (L)	195,416	2,918,857
Interpump Group SpA	614,657	9,856,691
Technogym SpA (I)(S)	36,000	155,276
Tod’s SpA	1,200	68,521
		12,999,345
Japan - 20.0%
Anritsu Corp.	673,700	3,445,792
Asahi Company, Ltd.	233,800	2,587,018
Asics Corp.	467,200	9,939,407
Bunka Shutter Company, Ltd.	406,500	3,113,343
Capcom Company, Ltd.	251,200	5,524,383
Daibiru Corp.	602,500	5,428,413
Descente, Ltd.	449,560	4,979,956
Dowa Holdings Company, Ltd.	1,103,000	8,586,090
Fuji Oil Holdings, Inc.	298,300	5,655,538
IDOM, Inc.	498,900	2,507,642
Kobayashi Pharmaceutical Company, Ltd.	220,600	9,757,624
KYB Corp.	662,000	3,051,227
Laox Company, Ltd. (I)(L)	414,600	2,764,566
Meitec Corp.	283,611	10,726,783
Nachi-Fujikoshi Corp.	937,000	3,661,391
Nihon Parkerizing Company, Ltd.	342,600	4,018,327
Shinko Plantech Company, Ltd.	464,600	3,309,485
Square Enix Holdings Company, Ltd.	159,000	4,026,885
TechnoPro Holdings, Inc.	135,400	4,314,051
Tsugami Corp. (L)	666,000	3,710,566
Tsumura & Company	377,400	10,277,939
Ushio, Inc.	287,100	3,515,866
		114,902,292

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Luxembourg - 1.1%
Stabilus SA (I)	128,200	$6,365,406
Netherlands - 5.1%
Aalberts Industries NV	344,261	10,477,751
Accell Group	162,181	3,438,142
Arcadis NV	431,460	5,005,612
Beter Bed Holding NV	142,930	2,385,635
Refresco Group NV (S)	553,807	8,027,595
		29,334,735
Norway - 1.5%
Ekornes ASA	236,740	2,857,534
Tomra Systems ASA	594,270	5,933,293
		8,790,827
Philippines - 0.7%
Vista Land & Lifescapes, Inc.	37,315,000	3,755,437
Poland - 0.7%
CCC SA	83,000	3,925,651
Singapore - 0.1%
Sakari Resources, Ltd. (I)	1,380,000	606,551
South Korea - 4.5%
BNK Financial Group, Inc.	703,309	5,390,216
DGB Financial Group, Inc.	1,087,530	8,897,790
Hyundai Mipo Dockyard
Company, Ltd. (I)(L)	48,535	2,561,866
KIWOOM Securities Company, Ltd.	46,998	2,564,051
Korea Investment Holdings Company, Ltd.	185,657	6,334,259
		25,748,182
Spain - 2.0%
Construcciones y Auxiliar de
Ferrocarriles SA (I)	201,480	7,361,258
Tecnicas Reunidas SA	104,861	3,869,161
		11,230,419
Sweden - 3.5%
Bulten AB	308,885	2,939,065
Cloetta AB, B Shares	1,069,600	3,387,031
Duni AB	203,880	2,560,903
Tethys Oil AB (I)	311,196	2,336,636
Thule Group AB (S)	649,730	9,072,961
		20,296,596
Switzerland - 4.7%
Basilea Pharmaceutica AG (I)(L)	42,010	2,829,087
Bucher Industries AG	38,670	8,878,503
Logitech International SA (L)	256,240	6,272,751
Vontobel Holding AG	184,136	9,302,172
		27,282,513
Taiwan - 3.7%
Chicony Electronics Company, Ltd.	3,266,313	7,676,343
Giant Manufacturing Company, Ltd.	912,746	5,458,137
Tripod Technology Corp.	3,626,000	8,304,816
		21,439,296
Thailand - 0.7%
Tisco Financial Group PCL	717,700	1,085,734
Tisco Financial Group PCL, NVDR	1,802,000	2,726,060
		3,811,794
United Kingdom - 9.2%
Bellway PLC	94,766	2,894,862
Bovis Homes Group PLC	223,410	2,268,883
Devro PLC	849,820	1,501,259
DFS Furniture PLC	1,624,490	4,340,673
Dignity PLC	87,823	2,680,987
Foxtons Group PLC (I)	3,196,626	4,214,719
Greggs PLC	610,210	6,879,708
Laird PLC	1,546,000	3,003,196
LivaNova PLC (I)(L)	92,611	4,099,889
Man Group PLC	4,552,328	6,459,997
Oxford Instruments PLC	559,743	4,349,907
SIG PLC	4,319,970	4,826,610
Vectura Group PLC (I)	3,081,760	5,507,474
		53,028,164
TOTAL COMMON STOCKS (Cost $470,778,815)		$529,331,879

PREFERRED SECURITIES - 0.5%
Brazil - 0.5%
Alpargatas SA	917,800	2,779,708
TOTAL PREFERRED SECURITIES (Cost $2,315,563)		$2,779,708

EXCHANGE-TRADED FUNDS - 1.6%
iShares MSCI EAFE Small-Cap ETF	184,700	9,162,967
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,205,013)		$9,162,967

SECURITIES LENDING COLLATERAL - 6.1%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	3,482,014	34,847,302
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,839,210)		$34,847,302

SHORT-TERM INVESTMENTS - 5.3%
U.S. Government Agency - 5.3%
Federal Agricultural Mortgage Corp.
Discount Note,
0.180%, 12/01/2016 *	$20,400,000	20,400,000
Federal Home Loan Mortgage Corp.
Discount Note,
0.200%, 12/01/2016 *	10,300,000	10,300,000
		30,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,700,000)		$30,700,000
Total Investments (International Small Cap Fund)
(Cost $547,838,601) - 105.6%		$606,821,856
Other assets and liabilities, net - (5.6%)		(32,144,885)
TOTAL NET ASSETS - 100.0%		$574,676,971

International Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 77.3%
Australia - 6.6%
AGL Energy, Ltd.	86,395	$1,336,056
Alumina, Ltd.	312,024	379,698
Amcor, Ltd.	148,456	1,572,207
AMP, Ltd.	380,802	1,318,799
APA Group	141,727	832,434
Aristocrat Leisure, Ltd.	69,420	767,102
ASX, Ltd.	24,815	890,676
Aurizon Holdings, Ltd.	263,300	966,302
AusNet Services	214,538	234,919

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Australia & New Zealand Banking
Group, Ltd.	374,662	$7,846,234
Bank of Queensland, Ltd.	48,507	401,803
Bendigo & Adelaide Bank, Ltd.	59,284	526,997
BHP Billiton PLC	216,147	3,558,627
BHP Billiton, Ltd.	412,363	7,706,990
Boral, Ltd.	95,044	352,995
Brambles, Ltd.	203,411	1,767,733
Caltex Australia, Ltd.	33,271	739,672
Challenger, Ltd.	73,286	574,936
CIMIC Group, Ltd.	12,964	294,384
Coca-Cola Amatil, Ltd.	73,472	520,608
Cochlear, Ltd.	7,306	638,523
Commonwealth Bank of Australia	220,160	12,770,155
Computershare, Ltd.	59,591	509,233
Crown Resorts, Ltd.	46,940	406,345
CSL, Ltd.	58,708	4,244,812
Dexus Property Group	123,695	831,990
Domino’s Pizza Enterprises, Ltd.	7,851	392,356
DUET Group	308,038	540,001
Flight Centre Travel Group, Ltd.	7,365	181,538
Fortescue Metals Group, Ltd.	200,332	857,217
Goodman Group	227,338	1,119,179
Harvey Norman Holdings, Ltd.	71,880	252,066
Healthscope, Ltd.	221,808	368,438
Incitec Pivot, Ltd.	216,882	503,160
Insurance Australia Group, Ltd.	319,158	1,314,046
LendLease Group	71,209	713,864
Macquarie Group, Ltd.	39,403	2,436,148
Medibank Pvt, Ltd.	360,654	692,091
Mirvac Group	473,993	716,001
National Australia Bank, Ltd.	339,693	7,240,673
Newcrest Mining, Ltd.	97,939	1,392,095
Oil Search, Ltd.	175,052	840,898
Orica, Ltd.	47,934	600,000
Origin Energy, Ltd.	225,594	984,367
Platinum Asset Management, Ltd.	29,456	119,142
Qantas Airways, Ltd.	69,148	168,318
QBE Insurance Group, Ltd.	178,918	1,474,594
Ramsay Health Care, Ltd.	18,156	949,304
REA Group, Ltd.	6,803	258,904
Santos, Ltd.	204,975	603,548
Scentre Group	682,806	2,135,558
SEEK, Ltd.	41,967	457,732
Sonic Healthcare, Ltd.	50,451	811,414
South32, Ltd.	683,600	1,354,732
Stockland	306,416	977,653
Suncorp Group, Ltd.	168,325	1,551,125
Sydney Airport	138,537	640,355
Tabcorp Holdings, Ltd.	105,940	366,614
Tatts Group, Ltd.	186,717	576,009
Telstra Corp., Ltd.	549,195	2,046,447
The GPT Group	229,532	818,888
TPG Telecom, Ltd.	42,536	223,722
Transurban Group	260,251	2,021,582
Treasury Wine Estates, Ltd.	94,826	756,458
Vicinity Centres	430,350	926,063
Vocus Communications, Ltd.	63,746	195,735
Wesfarmers, Ltd.	144,584	4,451,842
Westfield Corp. (I)	253,037	1,704,033
Westpac Banking Corp.	428,290	9,902,750
Woodside Petroleum, Ltd.	97,090	2,138,665
Woolworths, Ltd.	164,269	2,773,529
		113,539,084
Austria - 0.2%
ANDRITZ AG	8,706	448,691
Erste Group Bank AG (I)	36,852	1,021,200
OMV AG	17,528	566,486
Raiffeisen Bank International AG (I)	14,667	266,615
voestalpine AG	13,676	519,116
		2,822,108
Belgium - 1.0%
Ageas	24,054	896,740
Anheuser-Busch InBev SA	96,043	9,979,604
Colruyt SA	8,015	404,571
Groupe Bruxelles Lambert SA	9,629	788,876
KBC Groep NV	29,960	1,796,198
Proximus SADP	18,181	513,332
Solvay SA	8,843	1,011,003
Telenet Group Holding NV (I)	6,168	325,285
UCB SA	15,088	969,246
Umicore SA	11,190	671,848
		17,356,703
Canada - 7.1%
Agnico Eagle Mines, Ltd.	22,996	944,971
Agrium, Inc.	13,888	1,399,759
Alimentation Couche-Tard, Inc., Class B	44,129	2,036,445
AltaGas, Ltd.	17,194	417,786
ARC Resources, Ltd.	37,352	654,001
Atco, Ltd., Class I	8,852	282,041
Bank of Montreal	67,981	4,480,278
Barrick Gold Corp.	121,536	1,823,085
BCE, Inc.	16,406	707,023
BlackBerry, Ltd. (I)	54,189	417,118
Bombardier, Inc., Class B (I)	207,182	289,959
Brookfield Asset Management, Inc.,
Class A	91,113	3,033,935
CAE, Inc.	29,563	435,973
Cameco Corp.	42,381	389,957
Canadian Imperial Bank of Commerce	41,873	3,303,581
Canadian National Railway Company	81,733	5,464,484
Canadian Natural Resources, Ltd.	114,709	3,870,884
Canadian Pacific Railway, Ltd.	15,307	2,343,169
Canadian Tire Corp., Ltd., Class A	7,367	767,357
Canadian Utilities, Ltd., Class A	14,271	375,765
CCL Industries, Inc., Class B	2,992	520,643
Cenovus Energy, Inc.	87,616	1,354,712
CGI Group, Inc., Class A (I)	23,129	1,095,584
CI Financial Corp.	27,768	549,241
Constellation Software, Inc.	2,028	945,746
Crescent Point Energy Corp.	57,084	726,670
Dollarama, Inc.	12,181	905,981
ECN Capital Corp. (I)	41,800	93,975
Eldorado Gold Corp. (I)	77,855	214,445
Element Fleet Management Corp.	41,558	346,497
Empire Company, Ltd.	17,644	239,579
Enbridge, Inc.	97,173	4,087,154
Encana Corp.	100,207	1,258,462
Fairfax Financial Holdings, Ltd.	2,493	1,184,644
Finning International, Inc.	17,996	362,519
First Capital Realty, Inc.	15,951	241,765
First Quantum Minerals, Ltd.	71,744	819,291
Fortis, Inc.	30,541	910,341
Franco-Nevada Corp.	18,545	1,077,247
George Weston, Ltd.	5,793	481,794
Gildan Activewear, Inc.	24,222	658,518
Goldcorp, Inc.	86,778	1,145,369

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Great-West Lifeco, Inc.	34,106	$897,780
H&R Real Estate Investment Trust	16,713	271,355
Husky Energy, Inc. (I)	37,705	442,647
Hydro One, Ltd. (S)	21,334	366,552
IGM Financial, Inc.	11,635	336,933
Imperial Oil, Ltd.	31,733	1,086,429
Industrial Alliance Insurance & Financial
Services, Inc.	12,171	515,997
Intact Financial Corp.	14,903	1,037,319
Inter Pipeline, Ltd.	36,058	733,078
Keyera Corp.	19,558	562,149
Kinross Gold Corp. (I)	131,666	435,195
Linamar Corp.	5,659	217,968
Loblaw Companies, Ltd.	23,887	1,241,029
Magna International, Inc.	41,904	1,693,255
Methanex Corp.	9,681	426,143
Metro, Inc.	25,571	778,761
National Bank of Canada	36,098	1,352,231
Onex Corp.	9,005	632,019
Open Text Corp.	12,951	825,189
Pembina Pipeline Corp.	41,177	1,209,898
Peyto Exploration & Development Corp.	17,678	435,074
Potash Corp. of Saskatchewan, Inc.	88,552	1,615,070
Power Corp. of Canada	41,798	933,477
Power Financial Corp.	30,215	762,966
PrairieSky Royalty, Ltd.	22,041	538,022
Restaurant Brands International, Inc.	23,595	1,123,630
RioCan Real Estate Investment Trust	18,640	371,607
Rogers Communications, Inc., Class B	38,413	1,484,132
Royal Bank of Canada	156,022	10,114,193
Saputo, Inc.	27,545	931,564
Seven Generations Energy, Ltd.,
Class A (I)	23,215	534,707
Shaw Communications, Inc., Class B	44,154	864,147
Silver Wheaton Corp.	45,991	836,760
Smart Real Estate Investment Trust	8,098	187,605
SNC-Lavalin Group, Inc.	16,087	681,659
Sun Life Financial, Inc.	66,457	2,551,814
Suncor Energy, Inc.	174,220	5,548,375
Teck Resources, Ltd., Class B	59,406	1,504,056
TELUS Corp.	21,527	672,428
The Bank of Nova Scotia	126,491	6,981,346
The Jean Coutu Group PJC, Inc., Class A	9,861	152,030
The Toronto-Dominion Bank	194,432	9,201,252
Tourmaline Oil Corp. (I)	21,766	587,210
TransCanada Corp.	83,727	3,760,329
Turquoise Hill Resources, Ltd. (I)	107,659	359,852
Veresen, Inc.	32,492	298,482
Vermilion Energy, Inc.	11,919	483,486
West Fraser Timber Company, Ltd.	7,331	261,358
Yamana Gold, Inc.	101,243	302,229
		121,798,535
Chile - 0.0%
Antofagasta PLC	40,651	350,766
China - 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	60,700	34,583
Denmark - 1.3%
AP Moeller - Maersk A/S, Class A	447	565,826
AP Moeller - Maersk A/S, Class B	738	974,909
Carlsberg A/S, B Shares	12,333	1,045,130
Chr. Hansen Holding A/S	11,207	619,312
Coloplast A/S, B Shares	13,692	866,470
Danske Bank A/S	79,350	2,309,614
DSV A/S	21,871	981,555
Genmab A/S (I)	6,575	1,134,629
ISS A/S	19,016	648,886
Novo Nordisk A/S, B Shares	221,686	7,466,408
Novozymes A/S, B Shares	26,618	899,159
Pandora A/S	12,866	1,526,666
TDC A/S (I)	93,312	473,650
Tryg A/S	14,185	254,686
Vestas Wind Systems A/S	25,673	1,690,887
William Demant Holding A/S (I)	13,622	230,118
		21,687,905
Finland - 0.5%
Elisa OYJ	9,563	299,844
Fortum OYJ	31,382	455,410
Kone OYJ, B Shares	24,140	1,062,132
Metso OYJ	7,965	225,079
Neste OYJ	9,052	371,865
Nokia OYJ	415,296	1,782,371
Nokian Renkaat OYJ	8,082	291,300
Orion OYJ, Class B	7,220	306,715
Sampo OYJ, A Shares	32,899	1,451,775
Stora Enso OYJ, R Shares	38,945	375,882
UPM-Kymmene OYJ	37,724	862,222
Wartsila OYJ ABP	10,439	439,640
		7,924,235
France - 6.3%
Accor SA	16,632	588,118
Aeroports de Paris	2,740	269,265
Air Liquide SA	37,201	3,790,460
Airbus Group SE	56,238	3,585,757
Alstom SA (I)	14,354	388,277
Arkema SA	6,560	629,016
Atos SE	8,445	870,837
AXA SA	188,697	4,434,843
BNP Paribas SA	101,958	5,909,353
Bollore SA (I)	84,783	277,679
Bouygues SA	19,714	667,250
Bureau Veritas SA	25,104	471,848
Capgemini SA	15,635	1,230,924
Carrefour SA	53,513	1,252,297
Casino Guichard Perrachon SA	5,542	251,859
Christian Dior SE	5,229	1,016,152
Cie de Saint-Gobain	47,639	2,063,531
Cie Generale des Etablissements Michelin	17,402	1,857,962
CNP Assurances	18,209	319,389
Credit Agricole SA	101,445	1,142,979
Danone SA	56,715	3,552,346
Dassault Systemes	12,099	921,581
Edenred	20,281	427,133
Eiffage SA	5,607	369,705
Electricite de France SA	24,407	258,190
Engie SA	140,673	1,732,059
Essilor International SA	19,735	2,089,562
Eurazeo SA	3,965	215,049
Eutelsat Communications SA	17,059	306,670
Fonciere Des Regions	3,081	241,725
Gecina SA	3,889	509,970

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Groupe Eurotunnel SE	44,127	$387,608
Hermes International	2,537	1,046,411
ICADE	3,408	235,213
Iliad SA	2,501	474,662
Imerys SA	3,267	227,486
Ingenico Group SA	5,168	401,945
JCDecaux SA (I)	7,254	188,964
Kering	7,321	1,588,384
Klepierre	20,737	771,457
L’Oreal SA	24,354	4,143,656
Lagardere SCA	10,838	266,936
Legrand SA	25,521	1,425,184
LVMH Moet Hennessy Louis Vuitton SE	26,834	4,873,470
Natixis SA	91,752	461,312
Orange SA	191,013	2,781,594
Pernod Ricard SA	20,393	2,131,359
Peugeot SA (I)	47,440	698,095
Publicis Groupe SA	18,270	1,182,981
Remy Cointreau SA	1,994	167,525
Renault SA	18,581	1,458,529
Rexel SA	29,530	455,851
Safran SA	30,076	2,064,208
Sanofi	111,399	8,978,354
Schneider Electric SE	53,834	3,573,321
SCOR SE	16,689	529,166
SFR Group SA	10,712	270,117
Societe BIC SA	2,695	348,104
Societe Generale SA	73,918	3,171,298
Sodexo SA	9,072	990,848
Suez	30,808	429,517
Technip SA	10,447	723,914
Thales SA	9,908	966,231
TOTAL SA	214,467	10,225,315
Unibail-Rodamco SE	9,489	2,083,565
Valeo SA	23,011	1,282,029
Veolia Environnement SA	43,378	748,154
Vinci SA	48,455	3,138,174
Vivendi SA	111,785	2,127,226
Wendel SA	2,672	308,921
Zodiac Aerospace	19,816	438,751
		109,407,621
Germany - 6.1%
adidas AG	19,793	2,916,172
Allianz SE	48,413	7,693,360
Axel Springer SE	4,193	179,794
BASF SE	96,646	8,351,175
Bayer AG	87,001	8,193,183
Bayerische Motoren Werke AG	34,900	2,969,435
Beiersdorf AG	10,611	866,987
Brenntag AG	16,272	859,228
Commerzbank AG	111,824	779,604
Continental AG	11,574	2,051,236
Covestro AG (S)	7,478	482,756
Daimler AG	101,345	6,731,295
Deutsche Bank AG (I)	145,471	2,293,494
Deutsche Boerse AG	18,660	1,445,015
Deutsche Boerse AG (I)	2,125	171,395
Deutsche Lufthansa AG	24,532	317,641
Deutsche Post AG	102,218	3,189,737
Deutsche Telekom AG	339,126	5,336,920
Deutsche Wohnen AG	35,086	1,080,835
E.ON SE	210,991	1,389,357
Evonik Industries AG	16,849	471,562
Fraport AG Frankfurt Airport
Services Worldwide	4,378	254,064
Fresenius Medical Care AG &
Company KGaA	22,991	1,793,589
Fresenius SE & Company KGaA	42,999	3,086,345
GEA Group AG	19,262	718,585
Hannover Rueck SE	6,638	704,501
HeidelbergCement AG	11,881	1,064,658
HeidelbergCement AG (I)	2,943	234,799
Henkel AG & Company KGaA	10,934	1,113,164
HOCHTIEF AG	2,198	312,369
Hugo Boss AG	7,038	403,330
Infineon Technologies AG	118,990	1,988,270
K+S AG	20,149	409,992
Lanxess AG	9,643	596,364
Linde AG	19,528	3,280,656
MAN SE	3,460	341,308
Merck KGaA	13,599	1,362,222
METRO AG	18,773	560,655
Muenchener Rueckversicherungs-
Gesellschaft AG (Munich Re)	17,186	3,131,015
OSRAM Licht AG	9,375	476,830
ProSiebenSat.1 Media SE	23,039	788,491
RWE AG (I)	51,555	646,852
SAP SE	103,353	8,631,461
Siemens AG	80,494	9,073,588
Symrise AG	12,752	774,265
Telefonica Deutschland Holding AG	78,143	306,841
ThyssenKrupp AG	38,720	879,311
TUI AG	50,964	671,366
Uniper SE (I)	21,085	262,688
United Internet AG	12,937	495,305
Volkswagen AG	3,417	468,050
Vonovia SE	48,722	1,570,698
Zalando SE (I)	9,100	338,945
		104,510,758
Hong Kong - 2.0%
AIA Group, Ltd.	1,026,800	6,252,275
ASM Pacific Technology, Ltd.	18,900	188,803
BOC Hong Kong Holdings, Ltd.	314,000	1,175,678
Cathay Pacific Airways, Ltd.	108,000	146,007
Cheung Kong Infrastructure Holdings, Ltd.	54,000	450,880
Cheung Kong Property Holdings, Ltd.	228,500	1,560,772
CK Hutchison Holdings, Ltd.	229,000	2,785,233
CLP Holdings, Ltd.	139,000	1,356,039
First Pacific Company, Ltd.	176,000	123,548
Galaxy Entertainment Group, Ltd.	201,000	994,627
Hang Lung Properties, Ltd.	188,000	423,226
Hang Seng Bank, Ltd.	64,300	1,216,687
Henderson Land Development
Company, Ltd.	95,000	524,069
HK Electric Investments & HK Electric
Investments, Ltd. (S)	208,000	183,191
HKT Trust & HKT, Ltd.	214,000	278,634
Hong Kong & China Gas Company, Ltd.	642,000	1,196,525
Hong Kong Exchanges & Clearing, Ltd.	98,100	2,576,577
Hongkong Land Holdings, Ltd.	100,700	643,382
Hysan Development Company, Ltd.	50,000	220,319

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Jardine Matheson Holdings, Ltd.	21,000	$1,131,417
Kerry Properties, Ltd.	55,500	158,672
Li & Fung, Ltd.	490,000	214,416
Link REIT	190,000	1,306,691
Melco Crown Entertainment, Ltd., ADR	16,300	320,458
MTR Corp., Ltd.	124,000	619,592
New World Development Company, Ltd.	472,000	525,276
Noble Group, Ltd. (I)	455,500	50,586
NWS Holdings, Ltd.	132,000	227,935
PCCW, Ltd.	335,000	194,911
Power Assets Holdings, Ltd.	116,500	1,110,983
Shangri-La Asia, Ltd.	114,000	123,975
Sino Land Company, Ltd.	258,000	404,760
SJM Holdings, Ltd.	179,000	144,728
Sun Hung Kai Properties, Ltd.	124,000	1,619,435
Swire Pacific, Ltd., Class A	45,000	448,753
Swire Properties, Ltd.	97,000	292,905
Techtronic Industries Company, Ltd.	113,500	442,002
The Bank of East Asia, Ltd.	99,800	413,269
The Wharf Holdings, Ltd.	117,000	865,953
WH Group, Ltd. (S)	491,500	409,097
Wheelock & Company, Ltd.	68,000	403,372
Yue Yuen Industrial Holdings, Ltd.	61,000	219,210
		33,944,868
Ireland - 0.8%
AerCap Holdings NV (I)	7,000	299,950
Bank of Ireland (I)	2,314,620	503,691
CRH PLC (I)	68,422	2,279,561
DCC PLC	8,980	688,277
Experian PLC	97,963	1,846,521
James Hardie Industries PLC	56,990	872,261
Kerry Group PLC, Class A	13,968	981,851
Paddy Power Betfair PLC	6,524	680,878
Ryanair Holdings PLC, ADR (I)	1,400	111,776
Shire PLC	92,031	5,359,786
		13,624,552
Israel - 0.5%
Azrieli Group, Ltd.	4,596	200,681
Bank Hapoalim BM	113,131	679,957
Bank Leumi Le-Israel BM (I)	153,413	624,565
Bezeq The Israeli Telecommunication
Corp., Ltd.	220,016	406,255
Check Point Software
Technologies, Ltd. (I)	13,800	1,136,154
Israel Chemicals, Ltd.	54,940	211,843
Mizrahi Tefahot Bank, Ltd.	13,800	193,400
Mobileye NV (I)	18,900	703,647
Nice, Ltd.	6,371	419,072
Taro Pharmaceutical Industries, Ltd. (I)	1,600	163,456
Teva Pharmaceutical Industries, Ltd.	97,967	3,618,864
		8,357,894
Italy - 1.4%
Assicurazioni Generali SpA	148,495	1,874,078
Atlantia SpA	51,629	1,146,199
Enel SpA	958,766	3,871,174
Eni SpA	319,427	4,469,106
EXOR SpA	14,118	592,293
Ferrari NV	15,163	827,571
Intesa Sanpaolo SpA	1,599,164	3,524,092
Italgas SpA (I)	25,100	89,809
Leonardo-Finmeccanica SpA (I)	51,407	666,717
Luxottica Group SpA	21,230	1,104,787
Mediobanca SpA	72,613	500,663
Poste Italiane SpA (S)	67,411	418,603
Prysmian SpA	24,086	575,253
Rizzoli Corriere Della Sera
Mediagroup SpA (I)	3,382	2,788
Saipem SpA (I)	750,749	338,094
Snam SpA	305,673	1,183,037
Telecom Italia SpA (I)	1,277,095	962,068
Terna Rete Elettrica Nazionale SpA	186,158	806,972
UniCredit SpA	659,382	1,406,527
Unione di Banche Italiane SpA	111,300	248,646
UnipolSai SpA	152,756	290,397
		24,898,874
Japan - 17.9%
ABC-Mart, Inc.	3,400	200,441
Acom Company, Ltd. (I)	42,300	204,751
Aeon Company, Ltd.	68,200	945,455
AEON Financial Service Company, Ltd.	12,000	202,057
Aeon Mall Company, Ltd.	12,400	181,393
Air Water, Inc.	15,600	270,058
Aisin Seiki Company, Ltd.	20,000	868,539
Ajinomoto Company, Inc.	58,000	1,134,566
Alfresa Holdings Corp.	20,000	322,373
Alps Electric Company, Ltd.	19,600	505,910
Amada Company, Ltd.	36,100	406,700
ANA Holdings, Inc.	117,000	327,518
Aozora Bank, Ltd.	120,000	417,123
Asahi Glass Company, Ltd.	108,000	709,239
Asahi Group Holdings, Ltd.	40,500	1,325,724
Asahi Kasei Corp.	134,000	1,210,495
Asics Corp.	17,000	361,665
Astellas Pharma, Inc.	220,800	3,078,654
Bandai Namco Holdings, Inc.	21,200	611,353
Benesse Holdings, Inc.	6,700	178,902
Bridgestone Corp.	67,800	2,630,927
Brother Industries, Ltd.	25,100	436,690
Calbee, Inc.	8,400	263,849
Canon, Inc.	111,400	3,213,167
Casio Computer Company, Ltd.	24,100	319,868
Central Japan Railway Company	15,200	2,509,420
Chubu Electric Power Company, Inc.	67,000	943,479
Chugai Pharmaceutical Company, Ltd.	23,200	659,195
Concordia Financial Group, Ltd.	124,800	585,483
Credit Saison Company, Ltd.	15,800	286,904
Cyberdyne, Inc. (I)	10,800	142,524
Dai Nippon Printing Company, Ltd.	56,000	535,653
Dai-ichi Life Holdings, Inc.	114,200	1,882,766
Daicel Corp.	29,500	330,790
Daiichi Sankyo Company, Ltd.	63,000	1,325,818
Daikin Industries, Ltd.	24,700	2,348,419
Daito Trust Construction Company, Ltd.	7,400	1,153,287
Daiwa House Industry Company, Ltd.	59,400	1,710,120
Daiwa House REIT Investment Corp.	137	342,039
Daiwa Securities Group, Inc.	177,000	1,084,847
Denso Corp.	51,100	2,273,228
Dentsu, Inc.	22,600	1,049,360
Don Quijote Holdings Company, Ltd.	12,500	482,419
East Japan Railway Company	34,800	3,001,661
Eisai Company, Ltd.	26,400	1,544,047

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Electric Power Development Company, Ltd.	15,600	$345,089
FamilyMart UNY Holdings Company, Ltd.	8,700	547,640
FANUC Corp.	20,500	3,498,839
Fast Retailing Company, Ltd.	5,600	1,964,098
Fuji Electric Company, Ltd.	60,000	298,849
Fuji Heavy Industries, Ltd.	64,300	2,681,796
FUJIFILM Holdings Corp.	45,800	1,721,637
Fujitsu, Ltd.	196,000	1,180,648
Fukuoka Financial Group, Inc.	82,000	360,819
GungHo Online Entertainment, Inc.	45,100	100,921
Hakuhodo DY Holdings, Inc.	22,700	267,325
Hamamatsu Photonics KK	14,500	390,665
Hankyu Hanshin Holdings, Inc.	24,800	789,445
Hikari Tsushin, Inc.	2,300	206,649
Hino Motors, Ltd.	26,500	273,797
Hirose Electric Company, Ltd.	3,400	412,614
Hisamitsu Pharmaceutical Company, Inc.	6,700	324,382
Hitachi Chemical Company, Ltd.	11,000	245,637
Hitachi Construction Machinery
Company, Ltd.	11,300	236,222
Hitachi High-Technologies Corp.	7,400	296,277
Hitachi Metals, Ltd.	22,700	300,712
Hitachi, Ltd.	510,000	2,773,949
Hokuriku Electric Power Company	17,800	194,218
Honda Motor Company, Ltd.	170,700	5,089,999
Hoshizaki Corp., Ltd.	5,000	429,087
Hoya Corp.	42,400	1,688,418
Hulic Company, Ltd.	31,600	300,883
Idemitsu Kosan Company, Ltd.	8,700	200,272
IHI Corp. (I)	156,000	441,271
Iida Group Holdings Company, Ltd.	15,900	312,167
Inpex Corp.	98,600	964,793
Isetan Mitsukoshi Holdings, Ltd.	35,500	397,688
Isuzu Motors, Ltd.	62,800	755,822
ITOCHU Corp.	157,100	2,170,066
J Front Retailing Company, Ltd.	26,000	372,127
Japan Airlines Company, Ltd.	12,700	379,192
Japan Airport Terminal Company, Ltd.	5,000	188,908
Japan Exchange Group, Inc.	55,200	831,249
Japan Post Bank Company, Ltd.	42,800	511,507
Japan Post Holdings Company, Ltd.	49,000	614,685
Japan Prime Realty Investment Corp.	84	342,326
Japan Real Estate Investment Corp.	136	738,441
Japan Retail Fund Investment Corp.	264	537,798
Japan Tobacco, Inc.	115,300	3,997,288
JFE Holdings, Inc.	55,300	822,066
JGC Corp.	22,000	368,173
JSR Corp.	20,300	296,659
JTEKT Corp.	23,700	387,562
JX Holdings, Inc.	220,100	853,038
Kajima Corp.	94,000	663,405
Kakaku.com, Inc.	15,100	239,160
Kamigumi Company, Ltd.	23,000	213,521
Kaneka Corp.	28,000	226,905
Kansai Electric Power Company, Inc. (I)	74,600	740,543
Kansai Paint Company, Ltd.	23,000	426,246
Kao Corp.	52,600	2,438,311
Kawasaki Heavy Industries, Ltd.	151,000	487,037
KDDI Corp.	192,000	5,027,599
Keihan Holdings Company, Ltd.	50,000	320,916
Keikyu Corp.	48,000	519,774
Keio Corp.	61,000	490,761
Keisei Electric Railway Company, Ltd.	14,500	346,784
Keyence Corp.	4,800	3,319,887
Kikkoman Corp.	15,000	462,434
Kintetsu Group Holdings Company, Ltd.	188,000	731,691
Kirin Holdings Company, Ltd.	86,100	1,410,271
Kobe Steel, Ltd. (I)	32,900	315,039
Koito Manufacturing Company, Ltd.	11,800	624,622
Komatsu, Ltd.	97,100	2,284,163
Konami Holdings Corp.	9,800	335,019
Konica Minolta, Inc.	47,800	464,257
Kose Corp.	3,000	242,792
Kubota Corp.	110,800	1,708,351
Kuraray Company, Ltd.	37,500	538,324
Kurita Water Industries, Ltd.	10,800	226,544
Kyocera Corp.	33,700	1,623,083
Kyowa Hakko Kirin Company, Ltd.	27,400	394,303
Kyushu Electric Power Company, Inc.	45,100	446,644
Kyushu Financial Group, Inc.	36,700	245,989
Lawson, Inc.	6,800	473,633
LIXIL Group Corp.	28,100	632,256
M3, Inc.	20,000	520,350
Mabuchi Motor Company, Ltd.	5,300	300,333
Makita Corp.	11,600	792,939
Marubeni Corp.	174,900	971,428
Marui Group Company, Ltd.	22,000	306,819
Maruichi Steel Tube, Ltd.	6,000	195,207
Mazda Motor Corp.	60,300	1,000,344
McDonald’s Holdings Company
Japan, Ltd.	6,700	184,828
Mebuki Financial Group, Inc.	173,200	639,593
Medipal Holdings Corp.	18,100	262,152
MEIJI Holdings Company, Ltd.	11,800	945,729
Minebea Company, Ltd.	35,900	362,956
Miraca Holdings, Inc.	6,100	275,477
Mitsubishi Chemical Holdings Corp.	143,600	922,660
Mitsubishi Corp.	158,300	3,463,439
Mitsubishi Electric Corp.	203,000	2,850,759
Mitsubishi Estate Company, Ltd.	130,000	2,660,152
Mitsubishi Gas & Chemicals Company, Inc.	18,600	286,146
Mitsubishi Heavy Industries, Ltd.	334,000	1,506,883
Mitsubishi Logistics Corp.	12,000	164,310
Mitsubishi Materials Corp.	11,800	354,154
Mitsubishi Motors Corp.	73,000	341,741
Mitsubishi Tanabe Pharma Corp.	23,000	436,099
Mitsubishi UFJ Financial Group, Inc.	1,336,400	8,035,677
Mitsubishi UFJ Lease & Finance
Company, Ltd.	47,700	223,648
Mitsui & Company, Ltd.	178,100	2,425,515
Mitsui Chemicals, Inc.	98,000	461,584
Mitsui Fudosan Company, Ltd.	94,000	2,257,053
Mitsui OSK Lines, Ltd.	122,000	319,178
Mixi, Inc.	5,000	175,265
Mizuho Financial Group, Inc.	2,490,200	4,496,604
MS&AD Insurance Group Holdings, Inc.	53,700	1,702,491
Murata Manufacturing Company, Ltd.	20,000	2,763,346
Nabtesco Corp.	11,800	302,072
Nagoya Railroad Company, Ltd.	95,000	468,193
NEC Corp.	275,000	726,616
Nexon Company, Ltd.	18,600	264,471
NGK Insulators, Ltd.	27,800	542,515
NGK Spark Plug Company, Ltd.	18,900	397,075
NH Foods, Ltd.	19,000	491,502

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NHK Spring Company, Ltd.	21,300	$202,782
Nidec Corp.	25,100	2,280,499
Nikon Corp.	36,100	536,916
Nintendo Company, Ltd.	11,800	2,907,861
Nippon Building Fund, Inc.	147	820,110
Nippon Electric Glass Company, Ltd.	46,000	248,526
Nippon Express Company, Ltd.	88,000	460,247
Nippon Paint Holdings Company, Ltd.	17,200	553,307
Nippon Prologis REIT, Inc.	159	329,580
Nippon Steel & Sumitomo Metal Corp.	84,700	1,845,198
Nippon Telegraph & Telephone Corp.	72,300	2,902,205
Nippon Yusen KK	175,000	330,571
Nissan Motor Company, Ltd.	258,600	2,443,993
Nisshin Seifun Group, Inc.	21,000	296,092
Nissin Foods Holdings Company, Ltd.	6,000	315,226
Nitori Holdings Company, Ltd.	8,300	866,883
Nitto Denko Corp.	17,200	1,202,522
NOK Corp.	10,300	208,465
Nomura Holdings, Inc.	380,900	2,098,751
Nomura Real Estate Holdings, Inc.	13,100	215,016
Nomura Real Estate Master Fund, Inc.	410	612,918
Nomura Research Institute, Ltd.	13,000	446,154
NSK, Ltd.	46,700	521,049
NTT Data Corp.	13,000	654,140
NTT DOCOMO, Inc.	144,900	3,317,740
NTT Urban Development Corp.	11,800	103,005
Obayashi Corp.	67,000	643,659
OBIC Company, Ltd.	6,800	302,482
Odakyu Electric Railway Company, Ltd.	30,300	598,459
Oji Holdings Corp.	84,000	348,545
Olympus Corp.	30,500	1,087,265
Omron Corp.	20,300	759,670
Ono Pharmaceutical Company, Ltd.	43,000	959,187
Oracle Corp. Japan	3,600	180,763
ORIX Corp.	139,100	2,210,651
Osaka Gas Company, Ltd.	195,000	743,856
Otsuka Corp.	5,300	261,034
Otsuka Holdings Company, Ltd.	40,900	1,676,866
Panasonic Corp.	232,200	2,408,075
Park24 Company, Ltd.	10,300	294,461
Pola Orbis Holdings, Inc.	2,300	179,649
Rakuten, Inc.	97,000	970,630
Recruit Holdings Company, Ltd.	38,200	1,469,967
Resona Holdings, Inc.	229,600	1,121,394
Ricoh Company, Ltd.	71,100	580,502
Rinnai Corp.	3,500	301,025
Rohm Company, Ltd.	9,400	522,588
Ryohin Keikaku Company, Ltd.	2,600	514,183
Sankyo Company, Ltd.	4,800	153,246
Santen Pharmaceutical Company, Ltd.	39,500	486,347
SBI Holdings, Inc.	22,700	289,131
Secom Company, Ltd.	22,000	1,619,122
Sega Sammy Holdings, Inc.	19,600	296,670
Seibu Holdings, Inc.	18,100	328,215
Seiko Epson Corp.	29,600	603,914
Sekisui Chemical Company, Ltd.	43,100	660,379
Sekisui House, Ltd.	62,800	1,042,053
Seven & i Holdings Company, Ltd.	78,800	3,082,321
Seven Bank, Ltd.	63,600	183,584
Sharp Corp. (I)	159,000	263,000
Shikoku Electric Power Company, Inc.	18,100	174,329
Shimadzu Corp.	26,000	402,227
Shimamura Company, Ltd.	2,200	263,847
Shimano, Inc.	7,700	1,284,529
Shimizu Corp.	56,000	520,531
Shin-Etsu Chemical Company, Ltd.	40,900	3,065,405
Shinsei Bank, Ltd.	189,000	307,974
Shionogi & Company, Ltd.	31,300	1,493,625
Shiseido Company, Ltd.	39,600	1,016,963
Showa Shell Sekiyu KK	18,400	166,636
SMC Corp.	6,100	1,767,126
SoftBank Group Corp.	100,700	6,022,445
Sohgo Security Services Company, Ltd.	7,600	312,625
Sompo Holdings, Inc.	37,300	1,241,745
Sony Corp.	132,200	3,840,889
Sony Financial Holdings, Inc.	18,800	276,758
Stanley Electric Company, Ltd.	15,900	446,399
Start Today Company, Ltd.	18,400	283,696
Sumitomo Chemical Company, Ltd.	165,000	769,167
Sumitomo Corp.	124,200	1,498,988
Sumitomo Dainippon Pharma Company, Ltd.	17,000	279,308
Sumitomo Electric Industries, Ltd.	78,700	1,125,345
Sumitomo Heavy Industries, Ltd.	57,000	349,601
Sumitomo Metal Mining Company, Ltd.	53,000	715,191
Sumitomo Mitsui Financial Group, Inc.	140,800	5,310,169
Sumitomo Mitsui Trust Holdings, Inc.	34,600	1,284,654
Sumitomo Realty & Development
Company, Ltd.	36,000	1,013,690
Sumitomo Rubber Industries, Ltd.	18,100	303,448
Sundrug Company, Ltd.	4,000	280,269
Suntory Beverage & Food, Ltd.	14,700	631,461
Suruga Bank, Ltd.	18,500	423,438
Suzuken Company, Ltd.	8,000	242,303
Suzuki Motor Corp.	36,200	1,184,439
Sysmex Corp.	16,300	993,914
T&D Holdings, Inc.	62,800	803,440
Taiheiyo Cement Corp.	129,000	408,756
Taisei Corp.	110,000	800,875
Taisho Pharmaceutical Holdings Company, Ltd.	3,600	310,101
Taiyo Nippon Sanso Corp.	14,700	163,225
Takashimaya Company, Ltd.	33,000	276,671
Takeda Pharmaceutical Company, Ltd.	74,500	3,078,710
TDK Corp.	12,900	884,418
Teijin, Ltd.	19,800	371,883
Terumo Corp.	35,900	1,277,621
The Bank of Kyoto, Ltd.	30,000	211,709
The Chiba Bank, Ltd.	75,000	453,072
The Chugoku Bank, Ltd.	18,500	253,820
The Chugoku Electric Power Company, Inc.	29,500	338,196
The Hachijuni Bank, Ltd.	43,200	235,229
The Hiroshima Bank, Ltd.	53,000	237,406
The Iyo Bank, Ltd.	26,500	172,569
The Oriental Land Company, Ltd.	22,800	1,308,666
The Shizuoka Bank, Ltd.	56,000	460,887
The Yokohama Rubber Company, Ltd.	12,000	220,681
THK Company, Ltd.	12,700	277,968
Tobu Railway Company, Ltd.	98,000	473,602
Toho Company, Ltd.	12,000	348,298
Toho Gas Company, Ltd.	41,000	327,180
Tohoku Electric Power Company, Inc.	47,800	560,685
Tokio Marine Holdings, Inc.	72,300	3,167,830
Tokyo Electric Power Company, Inc. (I)	153,300	574,988
Tokyo Electron, Ltd.	16,400	1,521,573
Tokyo Gas Company, Ltd.	212,000	931,726

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Tatemono Company, Ltd.	21,900	$286,597
Tokyu Corp.	110,000	827,806
Tokyu Fudosan Holdings Corp.	54,400	316,747
TonenGeneral Sekiyu KK	28,000	270,685
Toppan Printing Company, Ltd.	54,000	495,401
Toray Industries, Inc.	154,000	1,264,377
Toshiba Corp. (I)	422,000	1,585,764
TOTO, Ltd.	15,000	583,632
Toyo Seikan Group Holdings, Ltd.	17,200	328,148
Toyo Suisan Kaisha, Ltd.	9,000	321,543
Toyoda Gosei Company, Ltd.	6,800	149,518
Toyota Industries Corp.	17,200	822,016
Toyota Motor Corp.	279,800	16,622,348
Toyota Tsusho Corp.	22,600	573,385
Trend Micro, Inc.	11,800	428,718
Tsuruha Holdings, Inc.	3,600	368,921
Unicharm Corp.	41,900	897,911
United Urban Investment Corp.	302	461,727
USS Company, Ltd.	23,200	375,464
West Japan Railway Company	17,200	1,056,602
Yahoo Japan Corp.	150,700	551,268
Yakult Honsha Company, Ltd.	9,400	415,204
Yamada Denki Company, Ltd.	66,300	356,304
Yamaguchi Financial Group, Inc.	22,000	231,675
Yamaha Corp.	17,800	550,627
Yamaha Motor Company, Ltd.	29,600	695,019
Yamato Holdings Company, Ltd.	36,700	741,258
Yamazaki Baking Company, Ltd.	14,200	283,053
Yaskawa Electric Corp.	26,800	418,088
Yokogawa Electric Corp.	24,100	338,889
		308,566,419
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	9,485	681,761
Jordan - 0.0%
Hikma Pharmaceuticals PLC	14,700	312,705
Luxembourg - 0.2%
ArcelorMittal (I)	177,036	1,332,212
Millicom International Cellular SA	7,234	304,736
RTL Group SA	3,858	261,928
SES SA	34,929	753,953
Tenaris SA	58,140	933,076
		3,585,905
Macau - 0.1%
MGM China Holdings, Ltd.	86,800	192,294
Sands China, Ltd.	207,200	1,016,936
Wynn Macau, Ltd. (I)	138,800	256,710
		1,465,940
Mexico - 0.0%
Fresnillo PLC	22,320	336,350
Netherlands - 2.0%
ABN AMRO Group NV (S)	9,835	212,512
Aegon NV	81,835	415,505
Akzo Nobel NV	10,409	648,832
Altice NV, Class A (I)	15,045	258,815
Altice NV, Class B (I)	5,017	87,010
ASML Holding NV	15,434	1,592,129
Boskalis Westminster	3,823	119,128
Gemalto NV	3,358	170,930
Heineken Holding NV	4,222	295,942
Heineken NV	9,673	724,005
ING Groep NV (I)	162,779	2,211,728
Koninklijke Ahold Delhaize NV	53,476	1,053,098
Koninklijke DSM NV	7,576	459,991
Koninklijke KPN NV	141,364	405,690
Koninklijke Philips NV	39,189	1,124,946
Koninklijke Vopak NV	2,895	135,145
NN Group NV	14,326	459,847
NXP Semiconductors NV (I)	12,400	1,229,463
OCI NV (I)	5,108	74,324
QIAGEN NV (I)	23,287	641,039
Randstad Holding NV	5,137	260,505
Royal Dutch Shell PLC, A Shares	436,835	11,115,500
Royal Dutch Shell PLC, B Shares	383,460	10,197,037
Wolters Kluwer NV	12,501	450,106
		34,343,227
New Zealand - 0.1%
Auckland International Airport, Ltd.	69,147	301,569
Contact Energy, Ltd.	51,254	170,353
Fletcher Building, Ltd.	51,930	377,796
Mercury NZ, Ltd.	48,686	103,757
Meridian Energy, Ltd.	99,526	180,917
Ryman Healthcare, Ltd.	28,968	179,510
Spark New Zealand, Ltd.	134,637	346,345
		1,660,247
Norway - 0.4%
DNB ASA	83,022	1,221,838
Gjensidige Forsikring ASA	17,925	286,485
Marine Harvest ASA (I)	32,622	584,572
Norsk Hydro ASA	114,251	537,977
Orkla ASA	69,073	614,995
Schibsted ASA, A Shares	6,617	142,670
Schibsted ASA, B Shares	7,575	153,661
Statoil ASA	94,919	1,645,659
Telenor ASA	63,913	943,016
Yara International ASA	15,204	562,191
		6,693,064
Portugal - 0.1%
EDP - Energias de Portugal SA	246,357	711,725
Galp Energia SGPS SA	48,352	654,358
Jeronimo Martins SGPS SA	25,992	410,351
		1,776,434
Singapore - 0.4%
Ascendas Real Estate Investment Trust	103,200	168,326
CapitaLand Commercial Trust	92,500	98,100
CapitaLand Mall Trust	106,600	144,395
CapitaLand, Ltd.	115,700	247,379
City Developments, Ltd.	16,200	95,054
ComfortDelGro Corp., Ltd.	100,000	175,127
DBS Group Holdings, Ltd.	78,400	954,390
Genting Singapore PLC	290,600	195,721
Global Logistic Properties, Ltd.	114,100	163,418
Golden Agri-Resources, Ltd.	296,800	89,222
Hutchison Port Holdings Trust	235,200	98,532
Jardine Cycle & Carriage, Ltd.	4,800	134,130
Keppel Corp., Ltd.	65,700	248,865
Oversea-Chinese Banking Corp., Ltd.	137,600	868,917
Sembcorp Industries, Ltd.	48,100	90,428
Sembcorp Marine, Ltd.	19,100	18,657

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Airlines, Ltd.	23,700	$164,510
Singapore Exchange, Ltd.	34,200	174,019
Singapore Press Holdings, Ltd.	67,000	174,579
Singapore Technologies Engineering, Ltd.	67,000	157,272
Singapore Telecommunications, Ltd.	353,160	927,014
StarHub, Ltd.	30,000	60,206
Suntec Real Estate Investment Trust	104,000	122,320
United Overseas Bank, Ltd.	57,600	816,998
UOL Group, Ltd.	22,300	91,385
Wilmar International, Ltd.	88,100	215,930
		6,694,894
South Africa - 0.1%
Investec PLC	63,653	412,642
Mediclinic International PLC	35,634	316,456
Mondi PLC	37,488	765,927
		1,495,025
Spain - 1.9%
Abertis Infraestructuras SA	60,397	805,806
ACS Actividades de Construccion y
Servicios SA	18,647	548,343
Aena SA (S)	6,432	851,810
Amadeus IT Group SA	41,519	1,880,444
Banco Bilbao Vizcaya Argentaria SA	617,179	3,800,352
Banco de Sabadell SA	505,865	630,934
Banco Popular Espanol SA	325,575	285,467
Banco Santander SA	1,374,154	6,277,344
Bankia SA	449,228	399,846
Bankinter SA	63,085	473,914
CaixaBank SA	310,466	900,260
Distribuidora Internacional de Alimentacion SA	57,969	264,467
Enagas SA	21,247	523,080
Endesa SA	30,104	621,490
Ferrovial SA	45,953	813,674
Gas Natural SDG SA	33,360	570,129
Grifols SA	28,312	554,425
Iberdrola SA	515,761	3,102,055
Industria de Diseno Textil SA	103,683	3,543,206
Mapfre SA	108,561	325,450
Red Electrica Corp. SA	40,832	726,104
Repsol SA	105,230	1,408,661
Telefonica SA	426,258	3,550,788
Zardoya Otis SA	18,534	144,678
		33,002,727
Sweden - 2.0%
Alfa Laval AB	32,128	481,660
Assa Abloy AB, B Shares	107,618	2,033,449
Atlas Copco AB, A Shares	72,433	2,192,590
Atlas Copco AB, B Shares	41,970	1,128,129
Boliden AB	29,154	753,217
Electrolux AB, Series B	25,633	599,262
Getinge AB, B Shares	21,902	334,566
Hennes & Mauritz AB, B Shares	102,070	2,964,746
Hexagon AB, B Shares	27,915	989,690
Husqvarna AB, B Shares	45,587	337,460
ICA Gruppen AB	8,324	246,839
Industrivarden AB, C Shares	17,996	308,156
Investor AB, B Shares	49,416	1,669,352
Kinnevik AB, B Shares	25,096	614,427
Lundin Petroleum AB (I)	19,478	367,172
Nordea Bank AB	326,995	3,436,546
Sandvik AB	115,183	1,362,416
Securitas AB, B Shares	33,337	489,787
Skandinaviska Enskilda Banken AB, A Shares	164,051	1,633,879
Skanska AB, B Shares	36,497	838,968
SKF AB, B Shares	42,550	765,632
Svenska Cellulosa AB, B Shares	65,036	1,732,811
Svenska Handelsbanken AB, A Shares	162,469	2,254,844
Swedbank AB, A Shares	96,976	2,239,493
Swedish Match AB	20,218	630,338
Tele2 AB, B Shares	33,161	253,385
Telefonaktiebolaget LM Ericsson, B Shares	330,660	1,697,014
Telia Company AB	280,381	1,053,527
Volvo AB, B Shares	165,588	1,770,564
		35,179,919
Switzerland - 7.4%
ABB, Ltd. (I)	232,872	4,746,576
Actelion, Ltd. (I)	12,130	2,343,114
Adecco Group AG	19,733	1,215,245
Aryzta AG (I)	10,369	441,348
Baloise Holding AG	6,226	749,467
Barry Callebaut AG (I)	260	308,402
Chocoladefabriken Lindt & Spruengli AG	130	1,277,115
Cie Financiere Richemont SA	61,842	4,036,938
Coca-Cola HBC AG (I)	18,537	393,691
Credit Suisse Group AG (I)	221,426	2,945,222
Dufry AG (I)	5,448	673,892
EMS-Chemie Holding AG	943	484,262
Galenica AG	464	490,465
Geberit AG	4,451	1,759,192
Givaudan SA	1,087	1,939,482
Glencore PLC (I)	1,252,918	4,382,133
Holcim, Ltd. (I)	54,198	2,866,962
Julius Baer Group, Ltd. (I)	26,649	1,174,953
Kuehne + Nagel International AG	6,314	823,336
Lonza Group AG (I)	6,211	1,108,190
Nestle SA	378,054	25,442,532
Novartis AG	264,861	18,254,691
Pargesa Holding SA	4,069	257,738
Partners Group Holding AG	2,022	982,665
Roche Holding AG	83,319	18,544,413
Schindler Holding AG	5,270	1,343,071
SGS SA	644	1,291,418
Sika AG	253	1,227,194
Sonova Holding AG	6,226	752,157
STMicroelectronics NV	60,219	613,835
Swiss Life Holding AG (I)	3,933	1,080,766
Swiss Prime Site AG (I)	8,037	657,769
Swiss Re AG	40,060	3,684,830
Swisscom AG	3,040	1,297,706
Syngenta AG	10,991	4,205,950
The Swatch Group AG	9,766	1,416,474
UBS Group AG (I)	434,840	6,913,725
Wolseley PLC	25,738	1,495,541
Zurich Insurance Group AG (I)	17,974	4,709,207
		128,331,667
United Kingdom - 10.7%
3i Group PLC	100,222	862,099
Aberdeen Asset Management PLC	95,652	320,291
Admiral Group PLC	22,189	527,130
Aggreko PLC	26,506	270,842
Anglo American PLC (I)	143,671	2,138,728

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ashtead Group PLC	51,473	$1,008,039
Associated British Foods PLC	36,567	1,163,588
AstraZeneca PLC	129,212	6,685,257
Auto Trader Group PLC (S)	101,277	505,429
Aviva PLC	419,723	2,346,172
Babcock International Group PLC	25,684	306,756
BAE Systems PLC	324,153	2,434,521
Barclays PLC	1,733,999	4,668,933
Barratt Developments PLC	103,031	603,860
Berkeley Group Holdings PLC	13,525	419,222
BP PLC	1,905,253	11,052,469
British American Tobacco PLC	190,562	10,431,443
BT Group PLC	864,043	3,853,982
Bunzl PLC	33,807	870,955
Burberry Group PLC	45,501	812,179
Capita PLC	68,125	446,685
Centrica PLC	555,255	1,458,111
CNH Industrial NV	127,866	1,090,202
Cobham PLC	174,317	357,646
Coca-Cola European Partners PLC	9,148	302,417
Compass Group PLC	167,903	2,874,627
Croda International PLC	13,193	538,072
Diageo PLC	257,007	6,425,910
Direct Line Insurance Group PLC	144,272	626,001
Dixons Carphone PLC	100,310	415,739
easyJet PLC	16,351	202,453
Fiat Chrysler Automobiles NV	113,616	870,544
G4S PLC	158,680	484,099
GKN PLC	174,886	677,050
GlaxoSmithKline PLC	497,893	9,291,153
Hammerson PLC	80,694	548,696
Hargreaves Lansdown PLC	26,897	395,155
HSBC Holdings PLC	2,025,751	16,057,317
ICAP PLC	56,158	342,124
IMI PLC	27,623	334,833
Imperial Brands PLC	98,065	4,205,305
Inmarsat PLC	45,856	406,571
InterContinental Hotels Group PLC	19,175	785,448
International Consolidated Airlines Group SA	79,080	428,518
Intertek Group PLC	16,387	673,938
Intu Properties PLC	95,411	320,990
ITV PLC	372,313	782,176
J Sainsbury PLC	168,389	486,359
Johnson Matthey PLC	19,767	776,069
Kingfisher PLC	231,320	1,017,731
Land Securities Group PLC	81,003	982,556
Legal & General Group PLC	617,462	1,817,665
Lloyds Banking Group PLC	6,579,270	4,751,793
London Stock Exchange Group PLC	32,072	1,101,001
Marks & Spencer Group PLC	166,234	682,179
Meggitt PLC	79,045	467,058
Merlin Entertainments PLC (S)	71,813	391,233
National Grid PLC	382,537	4,347,480
Next PLC	14,447	884,993
Old Mutual PLC	511,198	1,212,155
Pearson PLC	84,073	833,610
Persimmon PLC	31,564	669,364
Petrofac, Ltd.	26,375	262,849
Provident Financial PLC	15,095	549,556
Prudential PLC	265,251	5,121,287
Reckitt Benckiser Group PLC	64,912	5,483,370
RELX NV	41,304	665,214
RELX PLC	111,252	1,911,113
Rio Tinto PLC	126,510	4,773,360
Rio Tinto, Ltd.	54,308	2,296,798
Rolls-Royce Holdings PLC (I)	188,244	1,591,235
Royal Bank of Scotland Group PLC (I)	361,524	877,363
Royal Mail PLC	91,711	537,143
RSA Insurance Group PLC	106,185	717,640
Schroders PLC	14,050	484,174
Segro PLC	83,553	437,150
Severn Trent PLC	23,470	640,806
Sky PLC	105,312	1,028,389
Smith & Nephew PLC	91,488	1,286,250
Smiths Group PLC	40,214	709,283
SSE PLC	102,961	1,896,783
St. James’s Place PLC	55,403	650,594
Standard Chartered PLC (I)	336,000	2,692,285
Standard Life PLC	206,518	891,826
Tate & Lyle PLC	47,190	398,852
Taylor Wimpey PLC	335,346	620,614
Tesco PLC (I)	837,154	2,185,182
The British Land Company PLC	100,344	742,396
The Sage Group PLC	109,614	900,848
The Weir Group PLC	21,974	496,998
Travis Perkins PLC	25,655	430,727
Unilever NV	68,321	2,723,942
Unilever PLC	131,317	5,223,958
United Utilities Group PLC	68,641	757,076
Vodafone Group PLC	2,712,504	6,552,725
Whitbread PLC	18,719	810,483
William Hill PLC	89,126	335,691
WM Morrison Supermarkets PLC	226,395	615,246
Worldpay Group PLC (S)	181,713	611,664
WPP PLC	131,921	2,813,475
		184,769,266
United States - 0.2%
Carnival PLC	19,426	981,351
Thomson Reuters Corp.	36,600	1,580,015
Valeant Pharmaceuticals International, Inc. (I)	34,100	539,183
		3,100,549
TOTAL COMMON STOCKS (Cost $1,344,534,950)		$1,332,254,585

PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG	5,738	411,848
FUCHS PETROLUB SE	7,318	290,469
Henkel AG & Company KGaA	18,735	2,171,944
Porsche Automobil Holding SE	16,110	815,887
Schaeffler AG	17,476	226,249
Volkswagen AG	19,536	2,518,077
		6,434,474
Italy - 0.0%
Intesa Sanpaolo SpA	115,058	237,729
Telecom Italia SpA (I)	744,040	462,751
		700,480
TOTAL PREFERRED SECURITIES (Cost $7,412,203)		$7,134,954

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
RIGHTS - 0.0%
Boral, Ltd. (Expiration Date: 12/12/2016;
Strike Price: AUD 4.80) (I)	42,817	$7,430
CaixaBank SA (Expiration Date:
12/07/2016) (I)(N)	310,466	12,833
Rolls-Royce Holdings PLC (Expiration
Date: 01/07/2017) (I)(N)	4,668,586	5,841
Yamana Gold, Inc. (Expiration Date:
12/22/2016; Strike Price: CAD 3.25) (I)	6,328	1,554
TOTAL RIGHTS (Cost $18,874)		$27,658
Total Investments (International Strategic Equity
Allocation Fund)
(Cost $1,351,966,027) - 77.7%		$1,339,417,197
Other assets and liabilities, net - 22.3%		384,041,343
TOTAL NET ASSETS - 100.0%		$1,723,458,540

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.8%
Australia - 1.8%
Origin Energy, Ltd.	3,195,317	$13,942,583
WorleyParsons, Ltd. (I)	1,877,788	12,109,618
		26,052,201
Belgium - 0.6%
UCB SA	136,070	8,741,073
Canada - 6.8%
Barrick Gold Corp.	1,141,920	17,151,638
Cenovus Energy, Inc.	1,050,700	16,245,842
Eldorado Gold Corp. (I)	313,500	863,508
Ensign Energy Services, Inc.	1,115,400	7,630,854
Precision Drilling Corp. (I)	3,258,200	17,269,697
Silver Wheaton Corp.	1,113,800	20,264,477
Suncor Energy, Inc.	592,200	18,859,760
		98,285,776
China - 7.9%
Baidu, Inc., ADR (I)	143,760	24,000,732
China Life Insurance Company, Ltd.,
H Shares	4,145,000	12,037,065
China Telecom Corp., Ltd., H Shares	36,877,589	17,884,276
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,134,000	15,333,087
Sinopec Engineering Group Company,
Ltd., H Shares	16,688,000	14,434,760
Sinopharm Group Company, Ltd.,
H Shares	2,524,400	11,769,130
Trina Solar, Ltd., ADR (I)(L)	2,100,886	19,769,337
		115,228,387
France - 8.8%
AXA SA	911,517	21,422,890
BNP Paribas SA	721,060	41,791,701
Cie Generale des Etablissements Michelin	148,860	15,893,356
Sanofi	304,346	24,529,181
Societe Generale SA	148,845	6,385,885
TOTAL SA	370,612	17,669,965
		127,692,978
Germany - 5.7%
Bayer AG	132,670	12,493,989
Gerresheimer AG	172,650	12,586,242
Innogy SE (I)(S)	284,830	10,057,032
Merck KGaA	165,258	16,554,021
MorphoSys AG (I)	172,590	7,693,065
Siemens AG	146,319	16,493,632
Telefonica Deutschland Holding AG	1,534,060	6,023,732
		81,901,713
Hong Kong - 3.6%
China Mobile, Ltd.	1,111,000	12,133,201
GCL-Poly Energy Holdings, Ltd.	198,530,000	26,658,260
Haier Electronics Group Company, Ltd.	4,864,000	8,126,362
Kunlun Energy Company, Ltd.	6,860,000	5,025,925
		51,943,748
India - 0.8%
Hero MotoCorp, Ltd.	165,335	7,628,142
Jain Irrigation Systems, Ltd.	3,198,361	4,187,507
		11,815,649
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd.,
ADR	732,945	27,632,027
Italy - 2.0%
Eni SpA	1,266,698	17,722,381
UniCredit SpA	5,432,915	11,588,944
		29,311,325
Japan - 5.9%
Kirin Holdings Company, Ltd.	455,200	7,455,926
Nissan Motor Company, Ltd.	2,509,200	23,714,101
SoftBank Group Corp.	560,600	33,527,135
Sumitomo Metal Mining Company, Ltd.	178,400	2,407,361
Sumitomo Rubber Industries, Ltd.	726,000	12,171,448
Toyota Motor Corp.	115,200	6,843,797
		86,119,768
Luxembourg - 1.0%
Tenaris SA	912,969	14,652,032
Mexico - 0.4%
Industrias Penoles SAB de CV	243,547	5,231,597
Netherlands - 8.9%
Aegon NV	5,139,650	26,095,782
Flow Traders (S)	156,744	4,957,764
ING Groep NV (I)	1,197,678	16,273,215
QIAGEN NV (I)	821,860	22,623,976
Royal Dutch Shell PLC, B Shares	1,195,053	31,779,062
SBM Offshore NV	1,933,940	27,909,226
		129,639,025
Norway - 1.3%
Telenor ASA	791,603	11,679,853
Yara International ASA	174,890	6,466,821
		18,146,674
Singapore - 1.2%
United Overseas Bank, Ltd.	1,211,700	17,186,754
South Africa - 0.5%
Petra Diamonds, Ltd.	3,724,970	7,684,479
South Korea - 12.1%
Hana Financial Group, Inc.	1,288,209	35,464,674
Hyundai Mobis Company, Ltd.	92,022	19,593,155

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Motor Company	92,206	$10,474,266
KB Financial Group, Inc., ADR	897,603	32,152,139
Korea Investment Holdings Company, Ltd.	276,241	9,424,810
Posco Daewoo Corp.	668,854	15,212,749
Samsung Electronics Company, Ltd., GDR	72,764	53,108,644
		175,430,437
Sweden - 0.5%
Getinge AB, B Shares	448,971	6,858,291
Switzerland - 6.4%
ABB, Ltd. (I)	935,270	19,063,393
Basilea Pharmaceutica AG (I)(L)	48,490	3,265,471
Credit Suisse Group AG (I)	1,186,961	15,787,955
GAM Holding AG (I)	521,820	5,095,139
Glencore PLC (I)	3,512,899	12,286,510
Roche Holding AG	102,450	22,802,423
UBS Group AG	933,900	14,848,513
		93,149,404
Taiwan - 1.2%
Catcher Technology Company, Ltd.	1,110,000	8,040,293
Quanta Computer, Inc.	4,817,000	8,949,186
		16,989,479
Thailand - 1.2%
Bangkok Bank PCL, NVDR	2,446,200	10,681,984
PTT Exploration & Production PCL	2,911,100	6,785,472
		17,467,456
United Kingdom - 13.5%
Aberdeen Asset Management PLC	1,271,480	4,257,552
Aviva PLC	2,520,840	14,091,019
BAE Systems PLC	2,151,840	16,161,193
Barclays PLC	7,712,870	20,767,528
BP PLC	6,064,392	35,179,846
Carillion PLC (L)	1,965,880	6,058,954
HSBC Holdings PLC	3,340,680	26,480,232
Johnson Matthey PLC	315,382	12,382,160
Kingfisher PLC	1,445,130	6,358,088
Petrofac, Ltd.	2,131,110	21,238,261
Standard Chartered PLC	2,858,807	22,906,916
Subsea 7 SA (I)	826,169	9,674,271
		195,556,020
United States - 3.8%
Apple, Inc.	121,940	13,476,809
Eli Lilly & Company	101,850	6,836,172
Halliburton Company	351,140	18,642,023
Stillwater Mining Company (I)(L)	1,112,720	16,724,182
		55,679,186
TOTAL COMMON STOCKS (Cost $1,419,603,915)		$1,418,395,479

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	1,219,731	12,206,827
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,204,373)		$12,206,827

SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agency - 2.0%
Federal Agricultural Mortgage Corp.
Discount Note, 0.180%, 12/01/2016 *	$18,900,000	$18,900,000
Federal Home Loan Mortgage Corp.
Discount Note, 0.200%, 12/01/2016 *	9,600,000	9,600,000
		28,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,500,000)		$28,500,000
Total Investments (International Value Fund)
(Cost $1,460,308,288) - 100.6%		$1,459,102,306
Other assets and liabilities, net - (0.6%)		(8,614,394)
TOTAL NET ASSETS - 100.0%		$1,450,487,912
Investment Quality Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 63.4%
U.S. Government - 17.4%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$12,774,710	$12,555,687
0.250%, 01/15/2025	16,853,987	16,591,908
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)	4,443,000	3,971,451
2.500%, 02/15/2046	3,374,000	3,006,814
3.000%, 05/15/2045 to 11/15/2045	10,976,000	10,862,766
3.750%, 11/15/2043	1,000	1,139
U.S. Treasury Notes
1.250%, 03/31/2021	14,639,000	14,309,052
1.500%, 10/31/2019 (D)	20,200,000	20,259,186
1.625%, 05/15/2026	3,893,000	3,638,740
1.750%, 09/30/2019 (D)	2,320,000	2,344,650
2.000%, 08/15/2025	11,527,000	11,193,801
		98,735,194
U.S. Government Agency - 46.0%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	6,100,000	6,196,281
3.000%, 03/01/2045 to 08/01/2045	4,458,125	4,438,620
3.500%, TBA (C)	18,200,000	18,637,937
4.000%, TBA (C)	16,800,000	17,642,297
4.500%, TBA (C)	5,300,000	5,707,289
5.000%, TBA (C)	2,900,000	3,176,406
5.000%, 03/01/2019 to 12/01/2019	44,667	46,424
6.500%, 04/01/2029 to 08/01/2034	2,986	3,437
7.500%, 08/01/2025 to 05/01/2028	1,359	1,551
Federal National Mortgage Association
2.500%, TBA (C)	27,000,000	27,103,359
2.500%, 12/01/2042 to 04/01/2043	2,252,735	2,161,285
2.780%, 03/01/2027	650,000	646,184
2.890%, 02/01/2027	1,110,000	1,112,995
2.970%, 06/01/2027 to 06/01/2030	2,455,000	2,440,769
3.000%, TBA (C)	72,725,000	73,247,083
3.100%, 02/01/2030	1,071,579	1,080,122
3.130%, 02/01/2027	442,000	451,025
3.500%, TBA (C)	28,200,000	28,929,235
3.500%, 06/01/2046	10,741,165	11,030,672
4.000%, TBA (C)	5,800,000	6,096,797
4.500%, TBA (C)	6,100,000	6,578,469
5.000%, TBA (C)	2,500,000	2,741,016
5.000%, 03/01/2019 to 06/01/2019	72,796	75,335
5.500%, 08/01/2035 to 11/01/2035	72,493	81,956

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
3.000%, TBA (C)		$21,900,000	$22,196,868
3.500%, TBA (C)		5,100,000	5,304,797
4.000%, TBA (C)		8,400,000	8,902,688
4.000%, 09/15/2040 to 02/15/2042		282,268	300,362
4.500%, TBA (C)		4,600,000	4,928,469
6.000%, 08/15/2032 to 04/15/2035		12,370	14,280
6.500%, 06/15/2028 to 08/15/2034		6,964	7,910
7.000%, 11/15/2031 to 11/15/2033		34,405	39,969
8.000%, 07/15/2030		419	503
			261,322,390
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $366,649,825)			$360,057,584

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Argentina - 0.1%
Republic of Argentina
4.740%, 12/31/2038	EUR	1,045,118	620,848
Brazil - 0.4%
Federative Republic of Brazil
6.000%, 05/15/2017	BRL	2,421,000	2,109,575
Colombia - 0.1%
Republic of Colombia
4.250%, 05/17/2017	COP	1,696,706,200	556,642
5.000%, 06/15/2045		$300,000	277,125
			833,767
Indonesia - 0.1%
Republic of Indonesia
8.375%, 03/15/2024	IDR	4,555,000,000	336,765
Mexico - 0.2%
Government of Mexico
5.000%, 12/11/2019	MXN	14,389,000	667,385
5.750%, 10/12/2110		$780,000	702,000
			1,369,385
Qatar - 0.1%
Government of Qatar
4.625%, 06/02/2046 (S)		335,000	332,990
Russia - 0.1%
Government of Russia
11.700%, 01/29/2020 (P)	RUB	47,263,000	759,156
Saudi Arabia - 0.2%
Kingdom of Saudi Arabia
2.375%, 10/26/2021 (S)		$535,000	521,122
4.500%, 10/26/2046 (S)		355,000	342,084
			863,206
Thailand - 0.2%
Kingdom of Thailand
1.490%, 02/23/2018	THB	34,795,000	973,702
Turkey - 0.1%
Republic of Turkey
10.600%, 02/11/2026	TRY	2,285,000	651,922
Uruguay - 0.1%
Republic of Uruguay
3.700%, 06/26/2037	UYU	2,274	63
5.100%, 06/18/2050		$785,000	704,145
			704,208
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $10,041,108)			$9,555,524

CORPORATE BONDS - 33.0%
Consumer discretionary - 4.3%
21st Century Fox America, Inc.
3.375%, 11/15/2026 (S)		$255,000	$251,660
4.750%, 11/15/2046 (S)		50,000	50,403
6.150%, 02/15/2041		175,000	206,541
6.200%, 12/15/2034		400,000	471,728
7.750%, 01/20/2024		453,000	552,870
AutoZone, Inc.
1.625%, 04/21/2019		165,000	163,543
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		9,330	4,665
CalAtlantic Group, Inc.
5.375%, 10/01/2022		88,000	89,769
CBS Corp.
4.000%, 01/15/2026		175,000	178,517
CCO Holdings LLC
5.125%, 02/15/2023		10,000	10,275
5.500%, 05/01/2026 (S)		25,000	25,250
5.750%, 09/01/2023		45,000	47,194
5.750%, 02/15/2026 (S)		40,000	41,100
Charter Communications Operating LLC
3.579%, 07/23/2020 (S)		320,000	326,439
4.464%, 07/23/2022 (S)		595,000	617,527
4.908%, 07/23/2025 (S)		835,000	870,427
6.484%, 10/23/2045 (S)		1,650,000	1,847,975
Comcast Corp.
1.625%, 01/15/2022		140,000	133,854
2.750%, 03/01/2023		1,385,000	1,374,545
3.400%, 07/15/2046		475,000	406,743
4.250%, 01/15/2033		785,000	806,125
Cox Communications, Inc.
3.350%, 09/15/2026 (S)		150,000	141,185
4.800%, 02/01/2035 (S)		275,000	251,179
6.450%, 12/01/2036 (S)		175,000	178,021
DISH DBS Corp.
5.875%, 07/15/2022		50,000	51,750
6.750%, 06/01/2021		235,000	252,625
Ford Motor Credit Company LLC
1.461%, 03/27/2017		1,015,000	1,015,252
2.240%, 06/15/2018		555,000	555,935
3.200%, 01/15/2021		440,000	439,027
4.134%, 08/04/2025		210,000	207,620
4.250%, 02/03/2017		245,000	246,158
4.389%, 01/08/2026		255,000	258,031
General Motors Company
6.600%, 04/01/2036		350,000	392,700
6.750%, 04/01/2046		375,000	431,437
General Motors Financial Company, Inc.
2.400%, 04/10/2018		950,000	950,409
3.500%, 07/10/2019		870,000	884,499
3.700%, 05/09/2023		190,000	186,677
4.750%, 08/15/2017		1,020,000	1,041,984
5.250%, 03/01/2026		605,000	631,731
GLP Capital LP
5.375%, 04/15/2026		40,000	40,900
Group 1 Automotive, Inc.
5.000%, 06/01/2022		80,000	78,000
Grupo Televisa SAB
6.125%, 01/31/2046		390,000	386,042
Hanesbrands, Inc.
4.875%, 05/15/2026 (S)		75,000	74,798
Hilton Domestic Operating Company, Inc.
4.250%, 09/01/2024 (S)		70,000	68,600

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut Holdings
LLC/Taco Bell of America LLC
5.250%, 06/01/2026 (S)	$80,000	$80,400
Lamar Media Corp.
5.750%, 02/01/2026	15,000	15,836
Liberty Interactive LLC
8.250%, 02/01/2030	255,000	270,300
Lowe’s Companies, Inc.
2.500%, 04/15/2026	820,000	772,943
3.700%, 04/15/2046	575,000	523,958
Meritage Homes Corp.
6.000%, 06/01/2025	135,000	138,375
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	104,875
Netflix, Inc.
4.375%, 11/15/2026 (S)	55,000	53,557
PulteGroup, Inc.
4.250%, 03/01/2021	15,000	15,263
Sky PLC
2.625%, 09/16/2019 (S)	670,000	670,654
TEGNA, Inc.
5.125%, 10/15/2019 to 07/15/2020	300,000	309,571
The Home Depot, Inc.
3.500%, 09/15/2056	485,000	421,248
The William Carter Company
5.250%, 08/15/2021	27,000	27,972
Time Warner Cable LLC
4.500%, 09/15/2042	345,000	303,702
5.875%, 11/15/2040	275,000	285,468
6.550%, 05/01/2037	785,000	878,825
8.750%, 02/14/2019	270,000	305,712
Time Warner, Inc.
2.950%, 07/15/2026	195,000	181,600
4.850%, 07/15/2045	475,000	466,565
6.100%, 07/15/2040	290,000	327,627
7.700%, 05/01/2032	302,000	398,060
Toll Brothers Finance Corp.
4.875%, 11/15/2025	10,000	9,850
Viacom, Inc.
3.450%, 10/04/2026	80,000	76,329
Videotron, Ltd.
5.375%, 06/15/2024 (S)	275,000	280,610
WMG Acquisition Corp.
4.875%, 11/01/2024 (S)	125,000	123,750
5.000%, 08/01/2023 (S)	25,000	25,000
Wynn Las Vegas LLC
5.375%, 03/15/2022	210,000	213,113
		24,522,873
Consumer staples - 2.9%
Altria Group, Inc.
2.850%, 08/09/2022	120,000	119,909
3.875%, 09/16/2046	275,000	253,626
9.250%, 08/06/2019	165,000	195,773
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	1,105,000	1,104,780
2.150%, 02/01/2019	180,000	181,058
3.300%, 02/01/2023	2,920,000	2,952,456
3.650%, 02/01/2026	140,000	140,675
4.700%, 02/01/2036	865,000	904,165
4.900%, 02/01/2046	1,790,000	1,910,515
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022	310,000	305,087
3.750%, 07/15/2042	435,000	394,958
BAT International Finance PLC
2.750%, 06/15/2020 (S)	510,000	513,173
CVS Health Corp.
2.125%, 06/01/2021	175,000	171,467
2.800%, 07/20/2020	610,000	617,447
3.875%, 07/20/2025	421,000	431,342
5.125%, 07/20/2045	735,000	804,287
CVS Pass-Through Trust
5.880%, 01/10/2028	242,130	267,785
Danone SA
1.691%, 10/30/2019 (S)	845,000	835,318
Imperial Brands Finance PLC
2.050%, 07/20/2018 (S)	425,000	425,712
2.950%, 07/21/2020 (S)	575,000	579,607
Kraft Heinz Foods Company
2.000%, 07/02/2018	330,000	330,642
2.800%, 07/02/2020	270,000	272,125
4.375%, 06/01/2046	160,000	151,507
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)	50,000	49,875
4.875%, 11/01/2026 (S)	50,000	49,750
Molson Coors Brewing Company
4.200%, 07/15/2046	335,000	308,644
Pernod Ricard SA
3.250%, 06/08/2026 (S)	590,000	566,543
Reynolds American, Inc.
3.250%, 06/12/2020	531,000	545,723
Sysco Corp.
2.500%, 07/15/2021	505,000	500,900
The Kroger Company
1.500%, 09/30/2019	211,000	207,562
2.650%, 10/15/2026	300,000	276,722
3.875%, 10/15/2046	35,000	31,031
Walgreens Boots Alliance, Inc.
2.600%, 06/01/2021	230,000	228,740
		16,628,904
Energy - 4.2%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	465,000	447,728
4.500%, 07/15/2044	235,000	207,496
4.850%, 03/15/2021	270,000	287,539
5.550%, 03/15/2026	190,000	207,299
6.375%, 09/15/2017	8,000	8,311
6.600%, 03/15/2046	470,000	547,099
6.950%, 06/15/2019	85,000	93,783
Antero Resources Corp.
5.625%, 06/01/2023	35,000	35,613
BP Capital Markets PLC
2.112%, 09/16/2021	350,000	342,208
2.521%, 01/15/2020	220,000	221,034
2.750%, 05/10/2023	585,000	570,869
Cenovus Energy, Inc.
3.000%, 08/15/2022	1,135,000	1,075,014
3.800%, 09/15/2023	140,000	134,261
5.200%, 09/15/2043	255,000	231,288
Concho Resources, Inc.
5.500%, 04/01/2023	65,000	66,830
6.500%, 01/15/2022	40,000	41,500
ConocoPhillips Company
4.950%, 03/15/2026	715,000	777,136

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc.
3.800%, 06/01/2024		$5,000	$4,625
4.500%, 04/15/2023		45,000	43,763
4.900%, 06/01/2044		5,000	4,250
5.000%, 09/15/2022		80,000	79,800
DCP Midstream Operating LP
2.700%, 04/01/2019		40,000	39,750
3.875%, 03/15/2023		10,000	9,595
4.950%, 04/01/2022		35,000	35,613
5.600%, 04/01/2044		30,000	27,600
Devon Energy Corp.
3.250%, 05/15/2022		1,020,000	988,825
Devon Financing Company LLC
7.875%, 09/30/2031		115,000	140,031
Diamondback Energy, Inc.
4.750%, 11/01/2024 (S)		10,000	10,013
Emera US Finance LP
2.700%, 06/15/2021 (S)		95,000	94,347
4.750%, 06/15/2046 (S)		110,000	108,119
Encana Corp.
3.900%, 11/15/2021		300,000	296,655
Energy Transfer Equity LP
7.500%, 10/15/2020		410,000	458,175
Energy Transfer Partners LP
3.600%, 02/01/2023		955,000	927,307
5.950%, 10/01/2043		525,000	515,801
Enterprise Products Operating LLC
3.950%, 02/15/2027		285,000	286,065
EOG Resources, Inc.
4.150%, 01/15/2026		235,000	244,097
Fortive Corp.
2.350%, 06/15/2021 (S)		340,000	334,085
Hess Corp.
4.300%, 04/01/2027		395,000	373,391
5.600%, 02/15/2041		395,000	364,878
5.800%, 04/01/2047		325,000	312,899
6.000%, 01/15/2040		280,000	268,428
Kerr-McGee Corp.
6.950%, 07/01/2024		625,000	725,458
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020		105,000	112,404
6.500%, 04/01/2020		45,000	49,497
6.850%, 02/15/2020		75,000	83,492
Kinder Morgan, Inc.
5.050%, 02/15/2046		665,000	606,897
Magellan Midstream Partners LP
5.000%, 03/01/2026		165,000	180,376
Marathon Oil Corp.
2.700%, 06/01/2020		205,000	200,496
2.800%, 11/01/2022		485,000	446,975
3.850%, 06/01/2025		50,000	46,446
5.200%, 06/01/2045		20,000	17,571
6.600%, 10/01/2037		10,000	10,129
6.800%, 03/15/2032		15,000	15,522
MEG Energy Corp.
7.000%, 03/31/2024 (S)		90,000	78,525
Nexen Energy ULC
6.200%, 07/30/2019		285,000	311,398
Petroleos Mexicanos
4.625%, 09/21/2023 (S)		125,000	117,175
5.500%, 02/04/2019 (S)		505,000	523,685
5.500%, 06/27/2044		113,000	87,406
6.375%, 02/04/2021 (S)		260,000	272,298
6.750%, 09/21/2047 (S)		488,000	428,171
Phillips 66 Partners LP
3.550%, 10/01/2026		140,000	133,302
Pioneer Natural Resources Company
3.450%, 01/15/2021		60,000	61,068
3.950%, 07/15/2022		135,000	139,471
4.450%, 01/15/2026		710,000	742,651
Plains All American Pipeline LP
2.850%, 01/31/2023		550,000	515,018
3.650%, 06/01/2022		555,000	555,084
4.500%, 12/15/2026		325,000	321,716
QEP Resources, Inc.
6.800%, 03/01/2020		5,000	5,138
Regency Energy Partners LP
5.875%, 03/01/2022		5,000	5,525
Shell International Finance BV
2.500%, 09/12/2026		220,000	204,387
3.250%, 05/11/2025		575,000	572,656
4.375%, 05/11/2045		555,000	544,807
SM Energy Company
6.125%, 11/15/2022		35,000	35,088
Statoil ASA
3.700%, 03/01/2024		95,000	99,139
3.950%, 05/15/2043		575,000	534,296
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026		30,000	28,522
4.250%, 04/01/2024		320,000	319,232
Tesoro Corp.
5.125%, 04/01/2024		75,000	77,625
Tesoro Logistics LP
6.250%, 10/15/2022		130,000	139,100
Texas Eastern Transmission LP
2.800%, 10/15/2022 (S)		495,000	479,864
The Williams Companies, Inc.
3.700%, 01/15/2023		50,000	47,125
4.550%, 06/24/2024		35,000	34,125
5.750%, 06/24/2044		20,000	18,950
7.875%, 09/01/2021		20,000	22,850
Valero Energy Corp.
3.400%, 09/15/2026		720,000	680,126
4.900%, 03/15/2045		95,000	87,691
Williams Partners LP
3.600%, 03/15/2022		1,050,000	1,037,123
4.000%, 11/15/2021		255,000	259,290
4.300%, 03/04/2024		285,000	283,421
5.250%, 03/15/2020		325,000	345,582
WPX Energy, Inc.
5.250%, 09/15/2024		40,000	38,950
6.000%, 01/15/2022		30,000	30,741
			23,976,704
Financials - 12.0%
Allied Irish Banks PLC (7.375% to
12/03/2020, then 5 Year Euro Swap
Rate + 7.339%)
12/03/2020 (Q)	EUR	725,000	727,565
American International Group, Inc.
4.700%, 07/10/2035		$360,000	371,730
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	284,376
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	1,000,000	979,399

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Bilbao Vizcaya Argentaria SA
(8.875% to 04/14/2021, then 5 Year
Euro Swap Rate + 9.177%)
04/14/2021 (Q)	EUR	200,000	$223,109
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$800,000	818,000
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	200,000	190,650
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		600,000	572,001
Bank of America Corp.
2.503%, 10/21/2022		$500,000	485,221
2.625%, 04/19/2021		585,000	581,434
4.000%, 04/01/2024 to 01/22/2025		1,805,000	1,814,967
4.183%, 11/25/2027		645,000	643,040
4.200%, 08/26/2024		225,000	228,467
5.000%, 01/21/2044		305,000	329,271
5.625%, 07/01/2020		185,000	203,722
5.650%, 05/01/2018		975,000	1,024,099
6.110%, 01/29/2037		170,000	198,047
6.400%, 08/28/2017		80,000	82,806
7.750%, 05/14/2038		990,000	1,372,568
Bank of Ireland (7.375% to 06/18/2020,
then 5 Year Euro Swap Rate + 6.956%)
06/18/2020 (Q)	EUR	725,000	747,260
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$1,360,000	1,409,667
Barclays PLC (7.875% to
03/15/2022, then 5 Year U.S. Swap
Rate + 6.772%) 03/15/2022 (Q)		450,000	442,553
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	250,000	268,937
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	335,742
BNP Paribas SA (7.625% to 03/30/2021,
then 5 Year U.S. Swap Rate + 6.314%)
03/30/2021 (Q)(S)		665,000	687,444
Capital One NA
1.650%, 02/05/2018		1,400,000	1,397,381
2.350%, 08/17/2018		645,000	648,993
CIT Group, Inc.
5.500%, 02/15/2019 (S)		290,000	306,131
Citigroup, Inc.
2.500%, 09/26/2018		325,000	328,204
3.200%, 10/21/2026		565,000	539,031
4.300%, 11/20/2026		300,000	302,164
4.450%, 09/29/2027		2,700,000	2,730,459
4.600%, 03/09/2026		370,000	380,802
4.650%, 07/30/2045		520,000	534,797
5.500%, 09/13/2025		125,000	136,688
CNO Financial Group, Inc.
4.500%, 05/30/2020		10,000	10,263
5.250%, 05/30/2025		65,000	64,919
Credit Agricole SA
4.375%, 03/17/2025 (S)		220,000	215,924
Credit Agricole SA (7.500% to
06/23/2026, then 5 Year British Pound
Swap Rate + 4.535%)
06/23/2026 (Q)	GBP	150,000	183,642
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)		$950,000	984,020
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		1,525,000	1,433,500
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, 12/10/2020		585,000	577,886
HSBC Holdings PLC
2.950%, 05/25/2021		295,000	293,104
3.400%, 03/08/2021		990,000	1,001,818
3.600%, 05/23/2023		690,000	692,431
4.250%, 08/18/2025		600,000	596,730
5.250%, 03/14/2044		240,000	252,726
HSBC USA, Inc.
2.750%, 08/07/2020		475,000	474,540
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		465,000	469,590
Intesa Sanpaolo SpA (7.700% to
09/17/2025, then 5 Year U.S. Swap
Rate + 5.462%)
09/17/2025 (Q)(S)		1,150,000	1,010,563
JPMorgan Chase & Co.
2.295%, 08/15/2021		165,000	161,869
2.400%, 06/07/2021		1,105,000	1,093,339
2.550%, 10/29/2020		190,000	190,454
2.700%, 05/18/2023		890,000	866,474
2.750%, 06/23/2020		760,000	766,538
4.250%, 10/01/2027		860,000	884,231
6.000%, 01/15/2018		835,000	873,830
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	250,000	309,994
Marsh & McLennan Companies, Inc.
3.500%, 03/10/2025		$395,000	398,430
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)		550,000	812,725
MGIC Investment Corp.
5.750%, 08/15/2023		35,000	36,313
Morgan Stanley
1.875%, 01/05/2018		1,175,000	1,176,511
2.450%, 02/01/2019		610,000	614,590
2.500%, 04/21/2021		1,240,000	1,225,622
3.125%, 07/27/2026		1,275,000	1,216,583
3.875%, 01/27/2026		385,000	389,512
3.950%, 04/23/2027		500,000	494,167
4.000%, 07/23/2025		345,000	352,581
4.350%, 09/08/2026		160,000	163,353
4.875%, 11/01/2022		60,000	64,520
5.550%, 04/27/2017		350,000	355,814
6.625%, 04/01/2018		1,450,000	1,538,657
MSCI, Inc.
4.750%, 08/01/2026 (S)		5,000	4,888
5.250%, 11/15/2024 (S)		50,000	51,688
5.750%, 08/15/2025 (S)		45,000	47,250

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nasdaq, Inc.
3.850%, 06/30/2026		$130,000	$128,358
Navient Corp.
5.500%, 01/15/2019		165,000	170,297
6.625%, 07/26/2021		55,000	57,406
7.250%, 01/25/2022 to 09/25/2023		165,000	168,525
8.000%, 03/25/2020		51,000	55,973
8.450%, 06/15/2018		139,000	149,773
Radian Group, Inc.
7.000%, 03/15/2021		55,000	59,865
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023		1,500,000	1,416,899
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		205,000	185,013
Royal Bank of Scotland Group PLC
(8.625% to 08/15/2021, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (Q)		340,000	334,475
Santander Issuances SAU
5.179%, 11/19/2025		1,200,000	1,182,356
Santander UK Group Holdings PLC
(7.375% to 06/24/2022, then 5 Year
British Pound Swap Rate + 5.543%)
06/24/2022 (Q)	GBP	300,000	367,616
Societe Generale SA (7.375% to
09/13/2021, then 5 Year U.S. Swap
Rate + 6.238%)
09/13/2021 (Q)(S)		$775,000	745,938
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		660,000	673,200
SunTrust Banks, Inc.
3.500%, 01/20/2017		685,000	685,643
Synchrony Financial
2.600%, 01/15/2019		800,000	802,962
The Bank of Nova Scotia
4.500%, 12/16/2025		565,000	573,895
The Bear Stearns Companies LLC
6.400%, 10/02/2017		605,000	629,495
7.250%, 02/01/2018		321,000	340,936
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019		180,000	179,456
2.350%, 11/15/2021		640,000	621,393
2.375%, 01/22/2018		975,000	980,978
2.550%, 10/23/2019		310,000	311,943
2.600%, 04/23/2020		370,000	370,356
2.750%, 09/15/2020		555,000	557,333
2.875%, 02/25/2021		580,000	581,765
3.500%, 01/23/2025		725,000	720,889
4.750%, 10/21/2045		265,000	275,946
5.150%, 05/22/2045		855,000	878,795
6.250%, 02/01/2041		440,000	539,310
6.750%, 10/01/2037		1,145,000	1,406,297
The PNC Financial Services Group, Inc.
5.625%, 02/01/2017		1,200,000	1,207,728
UBS Group AG (6.875% to 03/22/2021,
then 5 Year U.S. Swap Rate + 5.497%)
03/22/2021 (Q)		750,000	742,325
UBS Group AG (7.125% to 02/19/2020,
then 5 Year U.S. Swap Rate + 5.464%)
02/19/2020 (Q)		890,000	897,788
UBS Group Funding Jersey, Ltd.
2.650%, 02/01/2022 (S)		740,000	718,397
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		200,000	167,966
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026		615,000	588,241
4.400%, 06/14/2046		750,000	723,582
4.900%, 11/17/2045		1,045,000	1,082,548
5.606%, 01/15/2044		895,000	1,019,386
			67,979,361
Health care - 2.7%
AbbVie, Inc.
3.200%, 05/14/2026		295,000	280,237
Actavis Funding SCS
2.350%, 03/12/2018		1,345,000	1,352,996
3.000%, 03/12/2020		940,000	953,803
3.850%, 06/15/2024		400,000	404,062
Aetna, Inc.
2.800%, 06/15/2023		205,000	200,128
4.250%, 06/15/2036		95,000	94,076
Anthem, Inc.
3.500%, 08/15/2024		615,000	613,462
4.625%, 05/15/2042		420,000	414,614
Baxalta, Inc.
3.600%, 06/23/2022		75,000	75,935
Cardinal Health, Inc.
1.950%, 06/15/2018		280,000	280,727
Celgene Corp.
4.625%, 05/15/2044		230,000	223,528
Community Health Systems, Inc.
5.125%, 08/01/2021		170,000	153,744
EMD Finance LLC
2.950%, 03/19/2022 (S)		705,000	703,731
Gilead Sciences, Inc.
2.500%, 09/01/2023		150,000	144,252
3.250%, 09/01/2022		220,000	224,773
HCA, Inc.
7.500%, 02/15/2022		185,000	205,813
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)		95,000	100,225
LifePoint Health, Inc.
5.875%, 12/01/2023		140,000	139,475
MEDNAX, Inc.
5.250%, 12/01/2023 (S)		30,000	30,450
Medtronic, Inc.
2.500%, 03/15/2020		610,000	616,471
4.375%, 03/15/2035		188,000	194,471
4.625%, 03/15/2045		260,000	273,709
Mylan NV
3.000%, 12/15/2018 (S)		300,000	302,967
3.150%, 06/15/2021 (S)		370,000	363,878
3.750%, 12/15/2020 (S)		345,000	350,404
Quintiles IMS, Inc.
4.875%, 05/15/2023 (S)		60,000	61,170
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021		560,000	541,155
Tenet Healthcare Corp.
6.000%, 10/01/2020		300,000	305,063

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands
III BV
1.700%, 07/19/2019	$1,000,000	$981,056
2.200%, 07/21/2021	825,000	791,969
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	120,000	113,200
3.000%, 04/15/2023	530,000	522,650
UnitedHealth Group, Inc.
1.700%, 02/15/2019	460,000	458,832
3.350%, 07/15/2022	535,000	551,202
3.750%, 07/15/2025	650,000	674,315
4.750%, 07/15/2045	175,000	191,232
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	1,135,000	1,135,143
		15,024,918
Industrials - 1.1%
Aircastle, Ltd.
5.000%, 04/01/2023	35,000	35,219
5.500%, 02/15/2022	30,000	31,500
BAE Systems Holdings, Inc.
2.850%, 12/15/2020 (S)	140,000	139,152
BAE Systems PLC
4.750%, 10/11/2021 (S)	160,000	172,250
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	346,607
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,450
5.250%, 08/01/2020	126,000	128,835
CNH Industrial Capital LLC
3.375%, 07/15/2019	45,000	44,888
4.375%, 11/06/2020	95,000	96,568
EnerSys
5.000%, 04/30/2023 (S)	105,000	105,263
ERAC USA Finance LLC
2.600%, 12/01/2021 (S)	705,000	695,875
FedEx Corp.
4.550%, 04/01/2046	365,000	362,804
4.750%, 11/15/2045	160,000	162,891
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)	20,000	20,450
L-3 Communications Corp.
3.850%, 12/15/2026	85,000	84,814
Lockheed Martin Corp.
2.500%, 11/23/2020	290,000	291,871
4.700%, 05/15/2046	430,000	464,861
Norfolk Southern Corp.
2.900%, 06/15/2026	465,000	446,670
Oshkosh Corp.
5.375%, 03/01/2025	85,000	87,550
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	75,000	75,959
4.250%, 01/17/2023 (S)	1,225,000	1,273,155
4.875%, 07/11/2022 (S)	251,000	269,604
Ryder System, Inc.
2.550%, 06/01/2019	305,000	308,040
Sensata Technologies BV
5.000%, 10/01/2025 (S)	55,000	54,175
5.625%, 11/01/2024 (S)	85,000	88,613
Sigma Alimentos SA de CV
4.125%, 05/02/2026 (S)	505,000	472,175
United Rentals North America, Inc.
4.625%, 07/15/2023	65,000	66,950
5.500%, 07/15/2025	80,000	80,600
		6,427,789
Information technology - 1.5%
Apple, Inc.
3.450%, 02/09/2045	545,000	477,614
3.850%, 08/04/2046	130,000	121,759
Cardtronics, Inc.
5.125%, 08/01/2022	140,000	141,400
Cisco Systems, Inc.
1.400%, 09/20/2019	955,000	943,787
2.200%, 02/28/2021	530,000	526,871
CommScope, Inc.
4.375%, 06/15/2020 (S)	80,000	81,800
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	295,000	300,624
4.420%, 06/15/2021 (S)	235,000	241,707
8.350%, 07/15/2046 (S)	145,000	168,593
First Data Corp.
5.000%, 01/15/2024 (S)	35,000	35,306
5.375%, 08/15/2023 (S)	140,000	144,900
Intel Corp.
4.100%, 05/19/2046	275,000	269,965
Lam Research Corp.
2.800%, 06/15/2021	480,000	476,667
Microsoft Corp.
1.550%, 08/08/2021	775,000	750,626
2.400%, 08/08/2026	295,000	279,313
3.700%, 08/08/2046	455,000	421,086
3.950%, 08/08/2056	465,000	430,881
NCR Corp.
4.625%, 02/15/2021	255,000	260,100
5.000%, 07/15/2022	20,000	20,000
Nokia OYJ
6.625%, 05/15/2039	130,000	134,550
Open Text Corp.
5.625%, 01/15/2023 (S)	45,000	45,788
5.875%, 06/01/2026 (S)	5,000	5,200
Oracle Corp.
1.900%, 09/15/2021	1,010,000	985,968
Versum Materials, Inc.
5.500%, 09/30/2024 (S)	15,000	15,300
Visa, Inc.
2.800%, 12/14/2022	515,000	518,362
4.300%, 12/14/2045	685,000	713,497
		8,511,664
Materials - 0.4%
Anglo American Capital PLC
4.450%, 09/27/2020 (S)	155,000	158,488
Boise Cascade Company
5.625%, 09/01/2024 (S)	30,000	29,400
Cascades, Inc.
5.750%, 07/15/2023 (S)	75,000	75,656
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	115,000	114,138
CRH America, Inc.
5.125%, 05/18/2045 (S)	560,000	582,080
Crown Americas LLC
4.250%, 09/30/2026 (S)	40,000	38,200
Eagle Materials, Inc.
4.500%, 08/01/2026	45,000	44,213
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	20,000	18,688
4.550%, 11/14/2024	20,000	19,000
5.400%, 11/14/2034	40,000	35,000
5.450%, 03/15/2043	40,000	34,200

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Kaiser Aluminum Corp.
5.875%, 05/15/2024	$35,000	$36,138
Methanex Corp.
4.250%, 12/01/2024	290,000	273,355
Norbord, Inc.
6.250%, 04/15/2023 (S)	140,000	145,600
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (S)	65,000	67,925
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (S)	155,000	156,550
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	180,000	185,020
Standard Industries, Inc.
5.375%, 11/15/2024 (S)	285,000	289,988
Steel Dynamics, Inc.
5.500%, 10/01/2024	55,000	58,163
Teck Resources, Ltd.
8.500%, 06/01/2024 (S)	80,000	93,400
United States Steel Corp.
7.375%, 04/01/2020	33,000	34,828
		2,490,030
Real estate - 0.6%
American Tower Corp.
3.400%, 02/15/2019	620,000	634,347
3.450%, 09/15/2021	275,000	279,371
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	440,799
CoreCivic, Inc.
4.125%, 04/01/2020	70,000	69,475
Crown Castle International Corp.
3.400%, 02/15/2021	80,000	81,336
3.700%, 06/15/2026	290,000	281,220
HCP, Inc.
4.200%, 03/01/2024	160,000	162,052
Prologis LP
3.350%, 02/01/2021	850,000	875,837
Ventas Realty LP
4.750%, 06/01/2021	351,000	378,782
		3,203,219
Telecommunication services - 2.1%
AT&T, Inc.
3.600%, 02/17/2023	830,000	830,368
3.800%, 03/15/2022	455,000	464,239
4.125%, 02/17/2026	465,000	468,122
4.750%, 05/15/2046	1,055,000	982,783
Frontier Communications Corp.
10.500%, 09/15/2022	40,000	41,200
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)	1,405,000	1,448,681
SBA Tower Trust
2.898%, 10/15/2044 (S)	705,000	711,675
2.933%, 12/15/2042 (S)	595,000	595,670
3.598%, 04/15/2043 (S)	940,000	943,292
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	40,000	43,025
Sprint Corp.
7.125%, 06/15/2024	265,000	263,013
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (S)	1,475,000	1,478,688
T-Mobile USA, Inc.
6.464%, 04/28/2019	140,000	142,275
Telecom Italia Capital SA
6.000%, 09/30/2034	35,000	32,725
6.375%, 11/15/2033	5,000	4,775
7.721%, 06/04/2038	40,000	41,800
Verizon Communications, Inc.
4.272%, 01/15/2036	1,693,000	1,612,919
4.400%, 11/01/2034	490,000	477,175
4.672%, 03/15/2055	953,000	889,730
Wind Acquisition Finance SA
4.750%, 07/15/2020 (S)	200,000	200,000
		11,672,155
Utilities - 1.2%
AES Corp.
4.875%, 05/15/2023	220,000	213,400
5.500%, 03/15/2024	211,000	207,835
AmeriGas Partners LP
5.625%, 05/20/2024	70,000	69,125
5.875%, 08/20/2026	70,000	69,628
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	309,997
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	52,313
Dominion Resources, Inc.
2.850%, 08/15/2026	400,000	373,852
DTE Energy Company
1.500%, 10/01/2019	370,000	363,480
Duke Energy Corp.
2.650%, 09/01/2026	160,000	148,256
Duke Energy Florida LLC
3.400%, 10/01/2046	590,000	519,377
Duke Energy Progress LLC
4.375%, 03/30/2044	355,000	365,724
Electricite de France SA
4.950%, 10/13/2045 (S)	540,000	540,930
Exelon Corp.
2.450%, 04/15/2021	105,000	103,800
2.850%, 06/15/2020	585,000	592,429
FirstEnergy Corp.
4.250%, 03/15/2023	575,000	595,473
Fortis, Inc.
2.100%, 10/04/2021 (S)	185,000	178,998
3.055%, 10/04/2026 (S)	390,000	365,162
NextEra Energy Capital Holdings, Inc.
1.649%, 09/01/2018	245,000	244,530
NRG Energy, Inc.
6.250%, 07/15/2022	200,000	200,500
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022	150,000	183,639
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	426,577
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	115,000	109,083
The Southern Company
1.850%, 07/01/2019	360,000	358,655
2.950%, 07/01/2023	150,000	148,243
4.400%, 07/01/2046	180,000	175,198
		6,916,204
TOTAL CORPORATE BONDS (Cost $187,798,977)		$187,353,821

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS - 1.0%
Chicago Transit Authority, Series A (Illinois)
6.899%, 12/01/2040	$85,000	$105,421
Chicago Transit Authority, Series B (Illinois)
6.899%, 12/01/2040	740,000	917,785
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	60,000	74,208
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	1,190,000	486,734
6.200%, 07/01/2039	675,000	275,954
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	99,987
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	377,900
State of California
7.300%, 10/01/2039	645,000	909,476
7.550%, 04/01/2039	505,000	746,658
7.600%, 11/01/2040	250,000	374,483
7.625%, 03/01/2040	435,000	638,819
State of Illinois, GO
5.100%, 06/01/2033	130,000	116,412
5.665%, 03/01/2018	265,000	274,969
TOTAL MUNICIPAL BONDS (Cost $5,438,231)		$5,398,806

TERM LOANS (M) - 3.6%
Consumer discretionary - 1.2%
Acosta, Inc.
4.250%, 09/26/2021	98,008	92,740
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	538,999	534,957
Bass Pro Group LLC
TBD 11/04/2023 (T)	225,000	223,191
4.000%, 06/05/2020	103,425	103,339
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	655,896	656,854
Boyd Gaming Corp.
3.534%, 09/15/2023	135,000	135,697
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	97,750	97,689
Charter Communications Operating LLC
3.500%, 01/24/2023	189,050	190,763
CityCenter Holdings LLC
4.250%, 10/16/2020	230,089	231,815
Delta 2 Lux Sarl
4.750%, 07/30/2021	175,000	175,875
7.750%, 07/31/2022	210,000	210,876
Harbor Freight Tools USA, Inc.
4.137%, 08/19/2023	179,550	180,972
Hilton Worldwide Finance LLC
3.084%, 10/25/2023	445,965	448,864
ION Media Networks, Inc.
4.750%, 12/18/2020	422,994	423,700
MGOC, Inc.
4.000%, 07/31/2020	213,025	212,999
Michaels Stores, Inc.
3.750%, 01/27/2023	244,885	246,570
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	419,835	380,845
Party City Holdings, Inc.
4.204%, 08/19/2022	132,722	133,352
Scientific Games International, Inc.
6.000%, 10/01/2021	112,988	114,011
SRAM LLC
4.020%, 04/10/2020	332,743	327,130
The ServiceMaster Company LLC
3.106%, 11/03/2023	609,398	608,002
Town Sports International LLC
4.500%, 11/15/2020	382,037	300,472
Tribune Media Company
3.750%, 12/27/2020	772,855	774,787
		6,805,500
Consumer staples - 0.2%
Albertsons LLC
4.500%, 08/25/2021	411,922	412,181
Brightview Landscapes LLC
4.000%, 12/18/2020	418,933	418,816
Galleria Company
3.000%, 01/26/2023	80,000	80,234
Hostess Brands LLC
4.000%, 08/03/2022	109,444	110,074
JBS USA LUX SA
4.000%, 10/30/2022	203,463	203,208
		1,224,513
Energy - 0.1%
California Resources Corp.
11.375%, 12/31/2021	115,000	125,063
Chesapeake Energy Corp.
8.500%, 08/23/2021	100,000	106,813
Seadrill Operating LP
4.000%, 02/21/2021	146,241	82,718
Western Refining, Inc.
5.250%, 11/12/2020	199,363	199,737
		514,331
Financials - 0.2%
Asurion LLC
4.338%, 07/08/2020	480,663	481,951
8.500%, 03/03/2021	385,000	388,769
Frank Russell Company
6.750%, 06/01/2023	134,663	135,421
		1,006,141
Health care - 0.4%
Alkermes, Inc.
3.590%, 09/25/2019	151,837	151,647
Brand Energy & Infrastructure Services, Inc.
4.750%, 11/26/2020	316,063	311,151
Community Health Systems, Inc.
3.750%, 12/31/2019	51,505	48,636
4.000%, 01/27/2021	94,768	89,461
Endo Luxembourg Finance I Company Sarl
3.750%, 09/26/2022	272,938	271,516
Envision Healthcare Corp.
6.000%, 10/28/2022	119,100	119,137
Inventiv Health, Inc.
4.750%, 09/28/2023	165,000	165,361
MPH Acquisition Holdings LLC
5.000%, 06/07/2023	181,787	183,799
Opal Acquisition, Inc.
5.000%, 11/27/2020	430,118	380,654
Pharmaceutical Product Development LLC
4.250%, 08/18/2022	106,420	106,653
PRA Holdings, Inc.
4.500%, 09/23/2020	360,158	362,048

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Health care (continued)
US Renal Care, Inc.
5.250%, 12/31/2022	$193,538	$181,199
		2,371,262
Industrials - 0.4%
AFGlobal Corp.
5.000%, 12/19/2019	155,220	77,126
Conduent, Inc.
TBD 11/18/2023 (T)	150,000	150,375
Fly Funding II Sarl
3.640%, 02/09/2022	187,000	187,701
Gardner Denver, Inc.
4.250%, 07/30/2020	533,500	518,829
Nexeo Solutions LLC
5.250%, 06/09/2023	169,575	170,706
RBS Global, Inc.
4.000%, 08/21/2020	508,080	509,564
TransDigm, Inc.
3.750%, 05/14/2022	591,433	593,160
Univar USA, Inc.
4.250%, 07/01/2022	163,350	163,963
		2,371,424
Information technology - 0.4%
Dell International LLC
4.000%, 09/07/2023	125,000	126,141
First Data Corp.
3.584%, 03/24/2021	527,808	529,872
4.334%, 07/08/2022	415,164	416,954
ON Semiconductor Corp.
3.783%, 03/31/2023	120,000	120,750
SS&C European Holdings Sarl
4.000%, 07/08/2022	14,662	14,762
SS&C Technologies, Inc.
4.000%, 07/08/2022	130,857	131,757
WEX, Inc.
4.250%, 07/01/2023	299,250	301,976
Zayo Group LLC
3.750%, 05/06/2021	542,722	544,231
		2,186,443
Materials - 0.4%
Berry Plastics Group, Inc.
3.500%, 01/06/2021	733,950	735,616
Coveris Holdings SA
4.500%, 05/08/2019	243,447	242,763
Minerals Technologies, Inc.
3.750%, 05/09/2021	87,319	87,974
Quikrete Holdings, Inc.
TBD 11/02/2023 (T)	115,000	115,259
Reynolds Group Holdings, Inc.
4.250%, 02/05/2023	624,293	627,340
The Chemours Company
3.750%, 05/12/2022	128,912	127,261
		1,936,213
Real estate - 0.1%
DTZ US Borrower LLC
4.250%, 11/04/2021	328,438	327,413
MGM Growth Properties Operating
Partnership LP
3.500%, 04/25/2023	293,525	294,749
		622,162
Telecommunication services - 0.1%
Level 3 Financing, Inc.
3.500%, 05/31/2022	315,000	317,167
4.000%, 01/15/2020	295,000	297,213
UPC Financing Partnership
4.080%, 08/31/2024	155,000	155,603
		769,983
Utilities - 0.1%
Calpine Corp.
3.840%, 05/31/2023	423,938	426,350
TEX Operations Company LLC
5.000%, 08/04/2023	25,000	25,229
5.000%, 08/04/2023	110,000	111,009
		562,588
TOTAL TERM LOANS (Cost $20,576,970)		$20,370,560

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.9%
Commercial and residential - 9.6%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.794%, 01/25/2036 (P)	125,918	104,978
Series 2005-10, Class 6A21,
1.034%, 01/25/2036 (P)	209,555	179,880
Series 2005-9, Class 5A1,
0.804%, 11/25/2035 (P)	100,456	92,847
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.854%, 11/25/2035 (P)	168,270	142,145
Series 2005-72, Class A1,
0.804%, 01/25/2036 (P)	188,350	155,124
Series 2006-12CB, Class A8,
6.000%, 05/25/2036	256,479	193,856
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	228,020	175,862
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	1,678	1,057
Series 2007-OA3, Class 1A1,
0.674%, 04/25/2047 (P)	157,382	134,448
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.724%, 09/25/2046 (P)	161,747	121,786
Series 2006-3, Class 2A11,
1.463%, 10/25/2046 (P)	167,454	122,567
Banc of America Commercial Mortgage
Trust, Series 2007-4, Class A4
5.940%, 02/10/2051 (P)	767,853	779,958
Banc of America Funding Trust,
Series 2007-A, Class 2A5
0.756%, 02/20/2047 (P)	163,548	144,002
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	495,020
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	457,794
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.704%, 01/25/2037 (P)	302,206	243,420
Bear Stearns Alt-A Trust
Series 2005-10, Class 11A1,
1.034%, 01/25/2036 (P)	372,368	329,267
Series 2005-7, CLass 21A1,
3.184%, 09/25/2035 (P)	202,175	181,440
Series 2005-9, Class 11A1,
1.054%, 11/25/2035 (P)	274,674	251,804

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2006-4, Class 11A1,
0.854%, 08/25/2036 (P)	$154,267	$117,858
Bear Stearns ARM Trust
Series 2005-12, Class 11A1,
3.121%, 02/25/2036 (P)	72,339	61,014
Series 2007-4, Class 22A1,
4.660%, 06/25/2047 (P)	209,936	190,933
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PW16, Class A4,
5.900%, 06/11/2040 (P)	264,695	267,433
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	252,982	253,808
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.714%, 10/25/2036 (P)	162,970	132,080
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	366,706
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
1.214%, 03/25/2035 (P)	220,917	172,673
Series 2007-HY1, Class 1A1,
3.039%, 04/25/2037 (P)	315,687	296,480
Series 2007-HY4, Class 1A1,
3.134%, 09/25/2047 (P)	345,767	317,655
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.333%, 12/10/2049 (P)	295,153	301,763
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	260,046	284,122
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	535,000	569,794
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	530,000	558,695
Series 2014-GC23, Class XA IO,
1.118%, 07/10/2047	4,684,121	279,616
Series 2015-GC29, Class AA IO,
1.306%, 04/10/2048	3,994,119	261,090
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322%, 12/11/2049	75,962	75,923
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.298%, 12/10/2049 (P)	600,108	613,559
Commercial Mortgage Trust (Bank of America
Merrill Lynch/Deutsche Bank AG),
Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	1,060,000	1,094,283
Commercial Mortgage Trust (Cantor Fitzgerald/
Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	1,900,000	1,929,121
Series 2013-CR9, Class A4,
4.374%, 07/10/2045 (P)	748,110	813,239
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	681,007
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	530,000	562,585
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	400,000	419,999
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,356,000	1,404,088
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	1,240,105	1,250,010
Commercial Mortgage Trust (Deutsche Bank
AG), Series 2013-300P, Class A1
4.353%, 08/10/2030 (S)	355,000	385,632
Commercial Mortgage Trust (Deutsche Bank
AG/UBS), Series 2014-UBS2, Class A5
3.961%, 03/10/2047	615,000	648,599
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	25,000	25,779
Series 2015-C2, Class XA IO,
0.884%, 06/15/2057	10,835,138	554,356
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-AR2, Class A1
0.684%, 03/25/2037 (P)	143,942	113,105
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.427%, 03/19/2046 (P)	87,194	70,881
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.250%, 09/25/2043 (P)(S)	690,000	744,564
Series 2012-K706, Class B,
4.029%, 11/25/2044 (P)(S)	500,000	515,963
Series 2014-K503, Class B,
3.002%, 10/25/2047 (P)(S)	695,000	696,690
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	50,460	53,827
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.412%, 09/19/2035 (P)	74,774	68,156
Series 2006-AR1, Class 1A1,
3.412%, 04/19/2036 (P)	442,038	393,338
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class 3A1
1.907%, 10/25/2045 (P)	228,583	175,488
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	326,930
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	872,590
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	535,000	569,074
Series 2015-GS1, Class A3,
3.734%, 11/10/2048	1,201,000	1,259,082
GSR Mortgage Loan Trust
Series 2005-AR5, Class 2A3,
3.192%, 10/25/2035 (P)	122,690	107,268
Series 2006-AR1, Class 2A1,
2.972%, 01/25/2036 (P)	58,053	53,920
Series 2006-AR1, Class 2A4,
2.972%, 01/25/2036 (P)	104,493	96,491
Series 2007-1F, Class 4A1,
0.834%, 01/25/2037 (P)	612,837	375,383
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
1.228%, 01/19/2035 (P)	26,418	17,317

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2005-8, Class 1A2A,
0.858%, 09/19/2035 (P)	$90,388	$71,912
Series 2006-1, Class 2A1A,
0.768%, 03/19/2036 (P)	263,128	191,322
Series 2006-12, Class 2A13,
0.768%, 12/19/2036 (P)	578,724	430,403
Series 2006-12, Class 2A2A,
0.718%, 01/19/2038 (P)	84,775	72,827
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
3.099%, 12/25/2036 (P)	242,657	213,422
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
3.038%, 08/25/2035 (P)	114,618	91,673
Series 2005-AR14, Class 1A1A,
0.814%, 07/25/2035 (P)	61,713	49,559
Series 2006-AR27, Class 2A2,
0.734%, 10/25/2036 (P)	61,117	51,753
Series 2007-AR9, Class 2A1,
3.139%, 04/25/2037 (P)	260,935	166,149
Series 2007-FLX2, Class A1C,
0.724%, 04/25/2037 (P)	65,382	47,819
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	530,000	563,809
Series 2014-C22, Class A4,
3.801%, 09/15/2047	610,000	639,880
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2007-CB19, Class A4,
5.903%, 02/12/2049 (P)	579,957	584,700
Series 2008-C2, Series A4,
6.068%, 02/12/2051	700,099	714,400
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	611,778	639,331
Series 2013-C16, Class A4,
4.166%, 12/15/2046	275,000	296,198
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	119,022	118,871
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.993%, 05/25/2036 (P)	145,041	129,171
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	387,057	390,237
Series 2007-C2, Class A3,
5.430%, 02/15/2040	178,814	179,515
Lehman XS Trust, Series 2006-16N,
Class A4A 0.724%, 11/25/2046 (P)	538,427	443,774
LSTAR Securities Investment Trust
Series 2015-2, Class A,
2.527%, 01/01/2020 (P)(S)	1,241,002	1,236,424
Series 2015-4, Class A1,
2.527%, 04/01/2020 (P)(S)	1,104,226	1,090,423
Series 2015-9, Class A1,
2.533%, 10/01/2020 (P)(S)	1,475,385	1,462,298
Series 2016-3, Class A,
2.533%, 09/01/2021 (P)(S)	664,699	656,598
Series 2016-5, Class A1,
2.534%, 11/01/2021 (P)(S)	1,310,000	1,295,460
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
3.102%, 07/25/2035 (P)	353,661	274,253
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	90,458	90,424
Series 2007-7, Class A4,
5.736%, 06/12/2050 (P)	645,188	651,716
Series 2007-9, Class A4,
5.700%, 09/12/2049	505,542	517,253
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	202,832
Series 2014-C19, Class XA IO,
1.150%, 12/15/2047	3,001,512	169,266
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	766,449	769,847
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	418,491	427,146
Series 2007-T27, Class A4,
5.823%, 06/11/2042 (P)	178,187	180,696
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	810,000	844,168
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 3A1
3.086%, 05/25/2036 (P)	112,050	78,192
New Residential Mortgage Loan,
Series 2016-2A, Class A1
3.750%, 11/26/2035 (P)(S)	1,628,778	1,662,905
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2006-AF1, Class 3A1
4.536%, 06/25/2036 (P)	53,593	40,209
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	445,240
RALI Series Trust
Series 2005-QS17, Class A9,
6.000%, 12/25/2035	122,862	106,069
Series 2006-QO7, Class 1A1,
1.210%, 09/25/2046 (P)	3,963	3,106
Series 2007-QH7, Class 1A1,
0.784%, 08/25/2037 (P)	394,574	306,018
Series 2007-QH9, Class A1,
1.834%, 11/25/2037 (P)	229,190	156,649
RBSGC Mortgage Loan Trust,
Series 2007-A, Class 2A4
6.250%, 01/25/2037	20,923	19,724
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.984%, 03/25/2035 (P)	148,120	116,364
RFMSI Series Trust, Series 2005-SA3,
Class 1A 3.252%, 08/25/2035 (P)	192,664	142,112
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 3.091%, 07/20/2037 (P)	35,140	29,126
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	787,927
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.834%, 09/25/2034 (P)	40,345	34,955

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
TBW Mortgage-Backed Trust,
Series 2006-3, Class 1A
6.000%, 07/25/2036	$288,850	$230,751
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.000%, 03/25/2054 (P)(S)	192,347	194,328
Series 2015-4, Class A1B,
2.750%, 04/25/2055 (P)(S)	527,675	530,047
Series 2016-2, Class A1A,
2.750%, 08/25/2055 (P)(S)	1,164,861	1,166,499
Series 2016-3, Class A1,
2.250%, 08/25/2055 (P)(S)	1,456,356	1,447,373
WaMu Mortgage Pass-Through Certificates
Series 2006-AR9, Class 1A,
1.507%, 08/25/2046 (P)	630,461	537,664
Series 2007-HY6, Class 1A1,
2.565%, 06/25/2037 (P)	292,567	261,765
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	435,000	456,696
Series 2015-NXS1, Class D,
4.104%, 05/15/2048 (P)	80,000	62,791
Series 2015-NXS1, Class XA IO,
1.196%, 05/15/2048	4,034,731	266,978
Series 2015-NXS3, Class XA IO,
1.186%, 09/15/2057	9,166,304	581,168
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR16, Class 4A8,
3.074%, 10/25/2035 (P)	325,000	309,976
Series 2006-AR16, Class A1,
3.231%, 10/25/2036 (P)	232,769	214,742
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	420,000	449,066
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,015,000	1,078,763
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,015,000	1,080,456
		54,460,410
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 2015-DNA3, Class M2,
3.384%, 04/25/2028 (P)	1,647,715	1,687,369
Series 2895, Class EK,
4.000%, 11/15/2019	15,397	15,804
Government National Mortgage
Association, Series 2006-38,
Class XS IO 6.715%, 09/16/2035	17,851	3,216
		1,706,389
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $56,753,299)		$56,166,799
ASSET BACKED SECURITIES - 17.7%
AMMC CLO XIV, Ltd.,
Series 2014-14A, Class A2L
2.932%, 07/27/2026 (P)(S)	360,000	359,168
Anchorage Capital CLO 9, Ltd.,
Series 2016-9A, Class A
2.393%, 01/15/2029 (P)(S)	815,000	815,000
Apidos CLO, Series 2012-9AR, Class BR
2.230%, 01/16/2027	1,280,000	1,280,000
Apidos CLO IX, Series 2012-9AR,
Class BR 2.730%, 07/15/2023 (P)(S)	470,000	466,163
Apidos CLO XVII
Series 2014-17A, Class A1A,
2.380%, 04/17/2026 (P)(S)	2,250,000	2,250,194
Series 2014-17A, Class A1R,
2.193%, 04/17/2026 (P)(S)	2,250,000	2,233,418
Series 2014-17A, Class A2A,
2.930%, 04/17/2026 (P)(S)	2,340,000	2,339,967
Series 2014-17A, Class A2R,
2.733%, 04/17/2026 (P)(S)	1,130,000	1,130,000
Apidos CLO XX, Series 2015-20A,
Class A1 2.430%, 01/16/2027 (P)(S)	1,280,000	1,281,162
Apidos CLO XXI, Series 2015-21A,
Class A1 2.312%, 07/18/2027 (P)(S)	2,255,000	2,255,341
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class AR
2.253%, 07/16/2026 (P)(S)	1,804,000	1,803,082
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
2.420%, 10/15/2026 (P)(S)	1,275,000	1,275,154
Atrium XI, Series 2011-A, Class B
3.032%, 10/23/2025 (P)(S)	390,000	390,153
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
2.402%, 04/25/2026 (P)(S)	1,705,000	1,705,370
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
2.331%, 08/05/2027 (P)(S)	2,345,000	2,346,529
Babson CLO, Ltd., Series 2015-IA,
Class A 2.311%, 04/20/2027 (P)(S)	2,270,000	2,269,160
BlueMountain CLO, Ltd.,
Series 2015-3A, Class A1
2.361%, 10/20/2027 (P)(S)	2,050,000	2,051,056
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	139,042	135,118
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.681%, 04/20/2022 (P)(S)	660,000	660,117
Series 2014-4, Class B,
3.330%, 10/15/2026 (P)(S)	570,000	570,194
Series 2014-4A, Class A1,
2.380%, 10/15/2026 (P)(S)	780,000	780,212
Series 2015-2A, Class A1,
2.356%, 04/27/2027 (P)(S)	1,435,000	1,436,175
CarMax Auto Owner Trust,
Series 2014-2, Class D
2.580%, 11/16/2020	535,000	536,081
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 2.187%, 01/30/2025 (P)(S)	1,210,000	1,208,849
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 2.376%, 07/27/2026 (P)(S)	1,120,000	1,119,467
Cent CLO 22, Ltd., Series 2014-22A,
Class A1R 2.291%, 11/07/2026 (P)(S)	805,000	800,969
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
2.370%, 04/17/2026 (P)(S)	1,420,000	1,419,991
Series 2015-23A, Class A2A,
2.930%, 04/17/2026 (P)(S)	570,000	569,992
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.535%, 12/05/2024 (P)(S)	1,010,000	1,004,890
Series 2014-2A, Class A1L,
2.410%, 05/24/2026 (P)(S)	1,755,000	1,756,960

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A
2.820%, 03/15/2021 (S)	$47,328	$47,368
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	49,265	49,281
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	7,285	7,286
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	261,714	261,704
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	844,361	845,677
Dryden Senior Loan Fund
Series 2012-24RA, Class AR,
2.107%, 11/15/2023 (P)(S)	1,615,000	1,611,793
Series 2015-38A, Class A,
2.310%, 07/15/2027 (P)(S)	1,235,000	1,235,214
First Franklin Mortgage Loan Trust,
Series 2006-FF12, Class A5
0.844%, 09/25/2036 (P)	580,000	406,557
First Investors Auto Owner Trust
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	57,429	57,426
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	117,218	117,214
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	919,807	920,358
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	290,000	291,067
Flagship Credit Auto Trust,
Series 2014-1, Class A
1.210%, 04/15/2019 (S)	26,917	26,909
Ford Credit Floorplan Master Owner
Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	190,009
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 2.432%, 01/24/2027 (P)(S)	1,630,000	1,630,078
Galaxy XV CLO, Ltd., Series 2013-15A,
Class A 2.130%, 04/15/2025 (P)(S)	1,746,000	1,743,896
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	170,000	170,533
Green Tree Agency Advance Funding
Trust, Series 2015-T2, Class AT2
3.095%, 10/15/2048 (S)	760,000	756,116
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036	668,977	348,254
Series 2006-17, Class A2,
0.714%, 11/25/2036 (P)	75,705	37,418
Series 2006-20, Class 2A1A,
0.584%, 12/25/2046 (P)	589,583	369,195
Series 2006-10, Class AF3,
5.984%, 06/25/2036 (P)	259,882	129,177
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035	430,000	419,435
Series 2007-6, Class 1A2,
0.754%, 05/25/2047 (P)	104,155	79,358
GSAMP Trust, Series 2007-FM2,
Class A2B 0.624%, 01/25/2037 (P)	534,261	320,668
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
2.331%, 05/05/2027 (P)(S)	905,000	904,993
ING IM CLO, Ltd., Series 2012-1RA,
Class A2R 2.706%, 03/14/2022 (P)(S)	915,000	917,071
LCM X LP, Series 10AR, Class BR
2.434%, 04/15/2022 (P)(S)	775,000	774,990
Lendmark Funding Trust,
Series 2016-2A, Class A
3.260%, 04/21/2025 (S)	1,040,000	1,035,952
Madison Park Funding XI, Ltd.,
Series 2013-11A, Class A1A
2.162%, 10/23/2025 (P)(S)	1,445,003	1,443,713
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
3.031%, 07/20/2026 (P)(S)	920,000	920,292
Magnetite IX, Ltd., Series 2014-9A,
Class A1 2.302%, 07/25/2026 (P)(S)	1,765,000	1,766,262
Magnetite VIII, Ltd., Series 2014-8A,
Class AR 2.180%, 04/15/2026 (P)(S)	1,120,000	1,119,440
Magnetite XII, Ltd., Series 2015-12A,
Class AR 2.236%, 04/15/2027 (P)(S)	1,015,000	1,014,493
Marine Park CLO, Ltd.,
Series 2012-1A, Class A1AR
2.081%, 10/12/2023 (P)(S)	1,515,000	1,513,579
Nationstar HECM Loan Trust
Series 2016-1A, Class A,
2.981%, 02/25/2026 (S)	535,156	534,449
Series 2016-2A, Class A,
2.239%, 06/25/2026 (S)	189,648	190,063
New Residential Advance Receivables
Trust, Series 2016-T2, Class AT2
2.575%, 10/15/2049 (S)	1,483,000	1,478,481
NRZ Advance Receivables Trust
Series 2015-T2, Class AT2,
3.302%, 08/17/2048 (S)	4,005,000	3,999,761
Series 2016-T4, Class AT4,
3.107%, 12/15/2050 (S)	1,415,000	1,414,989
Oaktree EIF II Series B1, Ltd.,
Series 2015-B1A, Class A
2.367%, 02/15/2026 (P)(S)	1,425,000	1,425,339
OCP CLO, Ltd., Series 2015-8A,
Class A1 2.410%, 04/17/2027 (P)(S)	2,005,000	2,008,328
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
2.231%, 11/20/2023 (P)(S)	1,105,000	1,105,019
OHA Credit Partners VIII, Ltd.,
Series 2013-8A, Class A
2.001%, 04/20/2025 (P)(S)	1,655,000	1,651,932
OHA Loan Funding, Ltd.,
Series 2015-1A, Class A
2.317%, 02/15/2027 (P)(S)	1,695,000	1,695,225
OneMain Financial Issuance Trust,
Series 2016-2A, Class A
4.100%, 03/20/2028 (S)	1,930,000	1,972,055
OZLM XII, Ltd., Series 2015-12A,
Class A1 2.337%, 04/30/2027 (P)(S)	1,950,000	1,950,365
Race Point IX CLO, Ltd.,
Series 2015-9A, Class A1
2.390%, 04/15/2027 (P)(S)	1,710,000	1,710,248
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF5
5.909%, 04/25/2037	100,005	49,687
Santander Drive Auto Receivables Trust
Series 2013-5, Class C,
2.250%, 06/17/2019	127,889	128,386
Series 2014-1, Class C,
2.360%, 04/15/2020	778,656	782,209

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables
Trust (continued)
Series 2014-4, Class B,
1.820%, 05/15/2019		$173,231	$173,427
Series 2015-2, Class B,
1.830%, 01/15/2020		1,400,000	1,403,282
Securitized Asset Backed Receivables
LLC Trust, Series 2006-HE1,
Class A2B 0.624%, 07/25/2036 (P)		229,069	110,766
Seneca Park CLO, Ltd., Series 2014-1A,
Class A 2.360%, 07/17/2026 (P)(S)		340,000	340,090
SoFi Consumer Loan Program LLC,
Series 2016-2A, Class A
3.090%, 10/27/2025 (S)		1,069,425	1,070,323
Sofi Consumer Loan Program LLC,
Series 2016-3, Class A
3.050%, 12/26/2025 (S)		1,160,000	1,158,089
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
2.251%, 01/21/2026 (P)(S)		1,176,000	1,175,893
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
2.410%, 04/15/2027 (P)(S)		1,385,000	1,384,986
Soundview Home Loan Trust
Series 2006-3, Class A4,
0.784%, 11/25/2036 (P)		245,000	176,264
Series 2007-OPT2, Class 2A3,
0.714%, 07/25/2037 (P)		55,000	37,857
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)		376,072	376,316
SPS Servicer Advance Receivables Trust
Series 2015-T3, Class AT3,
2.920%, 07/15/2047 (S)		1,275,000	1,276,605
Series 2016-T2, Class AT2,
2.750%, 11/15/2049 (S)		1,205,000	1,203,107
Treman Park CLO, Ltd., Series 2015-1A,
Class A 2.381%, 04/20/2027 (P)(S)		1,425,000	1,428,213
Venture XI CLO, Ltd.,
Series 2012-11AR, Class AR
2.202%, 11/14/2022 (P)(S)		2,060,000	2,059,693
Venture XXI CLO, Ltd.,
Series 2015-21A, Class A
2.370%, 07/15/2027 (P)(S)		1,765,000	1,765,418
Voya CLO, Ltd.
Series 2015-1A, Class A1,
2.362%, 04/18/2027 (P)(S)		1,335,000	1,335,388
Series 2015-1A, Class A2,
2.982%, 04/18/2027 (P)(S)		475,000	475,138
TOTAL ASSET BACKED SECURITIES (Cost $100,676,332)			$100,780,099

COMMON STOCKS - 0.0%
Energy - 0.0%
Arch Coal, Inc., Class A (I)		1,131	88,252
TOTAL COMMON STOCKS (Cost $73,028)			$88,252

SHORT-TERM INVESTMENTS - 12.5%
Commercial paper - 1.0%
KFW
0.811%, 02/01/2017*		$2,995,000	2,990,770
Toyota Motor Credit Corp.
1.206%, 06/29/2017*		3,015,000	2,993,895
			5,984,665
Foreign government - 1.0%
Japan Treasury Discount Bill, 0.000%
01/11/2017 *	JPY	410,000,000	3,584,534
Romania Treasury Bills
0.549%, 08/28/2017 *	RON	3,170,000	740,896
0.572%, 06/26/2017 *		6,515,000	1,525,395
			5,850,825
Repurchase agreement - 10.5%
Repurchase Agreement with State Street
Corp. dated 11/30/2016 at 0.000% to be
repurchased at $137,040 on
12/01/2016, collateralized by $138,300
U.S. Treasury Notes, 1.500% due
08/31/2018 (valued at $139,262,
including interest)		$137,040	137,040
Societe Generale SA Tri-Party
Repurchase Agreement dated
11/30/2016 at 0.250% to be
repurchased at $59,300,412 on
12/01/2016, collateralized by
$10,101,340 Federal Home Loan
Mortgage Corp., 3.500% due
05/01/2032 to 07/01/2046 (valued at
$10,472,335, including interest),
$16,190,610 Federal National
Mortgage Association, 2.502% -
4.000% due 07/31/2035 to 08/31/2044
(valued at $16,991,954, including
interest), $5,248,484 Government
National Mortgage Association,
4.000% due 08/20/2044 (valued at
$5,592,061, including interest), $100
U.S. Treasury Bills, 0.000% due
03/02/2017 (valued at $100, including
interest) and $27,501,700 US. Treasury
Notes, 1.000% - 2.125% due
01/15/2019 to 12/31/2022 (valued at
$27,429,621, including interest)		59,300,000	59,300,000
			59,437,040
TOTAL SHORT-TERM INVESTMENTS (Cost $71,735,482)			$71,272,530
Total Investments (Investment Quality Bond Fund)
(Cost $819,743,252) - 142.8%			$811,043,975
Other assets and liabilities, net - (42.8%)			(242,980,335)
TOTAL NET ASSETS - 100.0%			$568,063,640

Lifestyle II Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.5%
Equity - 67.5%
Strategic Equity Allocation, Class NAV
(JHAM) (A)(1)	6,529,272	$86,708,736
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $84,961,154)		$86,708,736

UNAFFILIATED INVESTMENT COMPANIES - 32.0%
Exchange-traded funds - 32.0%
Financial Select Sector SPDR Fund	80,664	1,815,747
iShares Edge MSCI Min Vol USA ETF	162,997	7,245,217
Vanguard Dividend Appreciation ETF	57,333	4,859,545

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle II Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT
COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Energy ETF	16,308	$1,683,801
Vanguard FTSE Developed Markets ETF	59,184	2,128,257
Vanguard FTSE Emerging Markets ETF	125,024	4,528,369
Vanguard Health Care ETF	6,976	883,510
Vanguard Information Technology ETF	26,135	3,145,347
Vanguard Materials ETF	4,734	535,037
Vanguard Mid-Cap ETF	43,944	5,772,484
Vanguard REIT ETF	15,734	1,264,856
Vanguard S&P 500 ETF	26,443	5,352,063
Vanguard Small-Cap ETF	14,978	1,906,100
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $38,943,437)		$41,120,333

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	1,000	1,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,000)		$1,000
Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $123,905,591) - 99.5%		$127,830,069
Other assets and liabilities, net - 0.5%		678,371
TOTAL NET ASSETS - 100.0%		$128,508,440

Lifestyle II Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 40.1%
Equity - 40.1%
Strategic Equity Allocation, Class NAV
(JHAM) (A)(1)	11,697,942	$155,348,672
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $151,364,251)		$155,348,672

UNAFFILIATED INVESTMENT COMPANIES - 59.5%
Exchange-traded funds - 59.5%
Financial Select Sector SPDR Fund	183,509	4,130,788
iShares Edge MSCI Min Vol USA ETF	496,283	22,059,779
iShares J.P. Morgan USD Emerging
Markets Bond ETF	57,617	6,298,114
iShares TIPS Bond ETF	41,742	4,736,047
PowerShares Senior Loan Portfolio	534,187	12,361,087
SPDR Bloomberg Barclays High Yield
Bond ETF	884,275	31,940,013
Vanguard Dividend Appreciation ETF	174,846	14,819,947
Vanguard Energy ETF	24,716	2,551,927
Vanguard FTSE Developed Markets ETF	46,207	1,661,604
Vanguard FTSE Emerging Markets ETF	53,013	1,920,131
Vanguard Health Care ETF	15,200	1,925,080
Vanguard Information Technology ETF	57,833	6,960,202
Vanguard Intermediate-Term Bond ETF	156,350	13,073,987
Vanguard Intermediate-Term Corporate
Bond ETF	436,118	37,370,951
Vanguard Materials ETF	7,327	828,098
Vanguard Mid-Cap ETF	69,361	9,111,261
Vanguard REIT ETF	60,623	4,873,483
Vanguard S&P 500 ETF	5,976	1,209,542
Vanguard Short-Term Bond ETF	486	38,690
Vanguard Short-Term Corporate
Bond ETF	201,760	16,023,779
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	95,919	4,735,521
Vanguard Small-Cap ETF	11,985	1,525,211
Vanguard Total Bond Market ETF	377,449	30,531,850
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $228,218,617)		$230,687,092

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	572,366	572,366
TOTAL SHORT-TERM INVESTMENTS (Cost $572,366)		$572,366
Total Investments (Lifestyle II Balanced Portfolio)
(Cost $380,155,234) - 99.8%		$386,608,130
Other assets and liabilities, net - 0.2%		882,650
TOTAL NET ASSETS - 100.0%		$387,490,780

Lifestyle II Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 12.5%
Equity - 12.5%
Strategic Equity Allocation, Class NAV
(JHAM) (A)(1)	775,890	$10,303,819
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $9,649,672)		$10,303,819

UNAFFILIATED INVESTMENT COMPANIES - 86.1%
Exchange-traded funds - 86.1%
iShares Edge MSCI Min Vol USA ETF	68,132	3,028,467
iShares J.P. Morgan USD Emerging
Markets Bond ETF	24,189	2,644,100
iShares TIPS Bond ETF	18,882	2,142,352
PowerShares Senior Loan Portfolio	185,426	4,290,758
SPDR Bloomberg Barclays High Yield
Bond ETF	224,953	8,125,302
Vanguard Dividend Appreciation ETF	24,231	2,053,820
Vanguard Energy ETF	2,414	249,246
Vanguard FTSE Emerging Markets ETF	1,147	41,544
Vanguard Intermediate-Term Bond ETF	68,244	5,706,563
Vanguard Intermediate-Term Corporate
Bond ETF	190,253	16,302,780
Vanguard Materials ETF	701	79,227
Vanguard Mid-Cap ETF	1,454	190,997
Vanguard REIT ETF	9,674	777,693
Vanguard Short-Term Bond ETF	41,573	3,309,627
Vanguard Short-Term Corporate
Bond ETF	87,957	6,985,545
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	43,389	2,142,113
Vanguard Total Bond Market ETF	163,759	13,246,466
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $71,601,196)		$71,316,600

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle II Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	1,001	$1,001
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001)		$1,001
Total Investments (Lifestyle II Conservative Portfolio)
(Cost $81,251,869) - 98.6%		$81,621,420
Other assets and liabilities, net - 1.4%		1,171,683
TOTAL NET ASSETS - 100.0%		$82,793,103

Lifestyle II Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 53.6%
Equity - 53.6%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	13,022,405	$172,937,531
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $169,682,887)		$172,937,531

UNAFFILIATED INVESTMENT COMPANIES - 46.1%
Exchange-traded funds - 46.1%
Financial Select Sector SPDR Fund	177,628	3,998,406
iShares Edge MSCI Min Vol USA ETF	450,116	20,007,656
iShares J.P. Morgan USD Emerging
Markets Bond ETF	34,996	3,825,413
iShares TIPS Bond ETF	16,695	1,894,215
PowerShares Senior Loan Portfolio	202,233	4,679,672
SPDR Bloomberg Barclays High Yield
Bond ETF	362,623	13,097,943
Vanguard Dividend Appreciation ETF	158,187	13,407,930
Vanguard Energy ETF	30,452	3,144,169
Vanguard FTSE Developed Markets ETF	66,101	2,376,992
Vanguard FTSE Emerging Markets ETF	161,193	5,838,410
Vanguard Health Care ETF	16,470	2,085,926
Vanguard Information Technology ETF	54,594	6,570,388
Vanguard Intermediate-Term Bond ETF	64,037	5,354,774
Vanguard Intermediate-Term Corporate
Bond ETF	178,496	15,295,322
Vanguard Materials ETF	8,847	999,888
Vanguard Mid-Cap ETF	88,391	11,611,042
Vanguard REIT ETF	40,078	3,221,870
Vanguard S&P 500 ETF	41,094	8,317,426
Vanguard Short-Term Bond ETF	406	32,322
Vanguard Short-Term Corporate Bond ETF	82,633	6,562,713
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	38,363	1,893,981
Vanguard Small-Cap ETF	14,515	1,847,179
Vanguard Total Bond Market ETF	154,595	12,505,190
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $145,374,225)		$148,568,827
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2810% (Y)	550,636	$550,636
TOTAL SHORT-TERM INVESTMENTS (Cost $550,636)		$550,636
Total Investments (Lifestyle II Growth Portfolio)
(Cost $315,607,748) - 99.9%		$322,056,994
Other assets and liabilities, net - 0.1%		249,652
TOTAL NET ASSETS - 100.0%		$322,306,646

Lifestyle II Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 26.7%
Equity - 26.7%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	2,062,926	$27,395,662
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $26,714,914)		$27,395,662

UNAFFILIATED INVESTMENT COMPANIES - 72.0%
Exchange-traded funds - 72.0%
iShares Edge MSCI Min Vol USA ETF	130,330	5,793,169
iShares J.P. Morgan USD Emerging
Markets Bond ETF	20,784	2,271,899
iShares TIPS Bond ETF	15,163	1,720,394
PowerShares Senior Loan Portfolio	184,986	4,280,576
SPDR Bloomberg Barclays High Yield
Bond ETF	300,490	10,853,699
Vanguard Dividend Appreciation ETF	45,815	3,883,279
Vanguard Energy ETF	4,182	431,792
Vanguard FTSE Developed Markets ETF	2,433	87,491
Vanguard FTSE Emerging Markets ETF	360	13,039
Vanguard Intermediate-Term Bond ETF	64,291	5,376,013
Vanguard Intermediate-Term Corporate
Bond ETF	179,476	15,379,298
Vanguard Materials ETF	1,221	137,997
Vanguard Mid-Cap ETF	10,678	1,402,662
Vanguard REIT ETF	12,874	1,034,941
Vanguard S&P 500 ETF	1,312	265,549
Vanguard Short-Term Bond ETF	128	10,190
Vanguard Short-Term Corporate
Bond ETF	82,963	6,588,922
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	34,843	1,720,199
Vanguard Small-Cap ETF	366	46,577
Vanguard Total Bond Market ETF	154,193	12,472,672
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $74,084,390)		$73,770,358

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2810% (Y)	391,590	391,590
TOTAL SHORT-TERM INVESTMENTS (Cost $391,590)		$391,590
Total Investments (Lifestyle II Moderate Portfolio)
(Cost $101,190,894) - 99.1%		$101,557,610
Other assets and liabilities, net - 0.9%		908,001
TOTAL NET ASSETS - 100.0%		$102,465,611

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 89.4%
Consumer discretionary - 16.0%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	52,540	$1,764,819
Hotels, restaurants and leisure - 3.1%
Jack in the Box, Inc.	76,818	7,990,609
Panera Bread Company, Class A (I)(L)	176,846	37,510,805
		45,501,414
Internet and direct marketing retail - 7.4%
Expedia, Inc.	304,008	37,712,192
Netflix, Inc. (I)	318,930	37,314,810
Wayfair, Inc., Class A (I)(L)	946,697	34,507,106
		109,534,108
Specialty retail - 2.9%
Advance Auto Parts, Inc.	113,779	19,310,572
Dick’s Sporting Goods, Inc.	390,699	23,078,590
Jand, Inc., Class A (I)(R)	49,365	468,968
		42,858,130
Textiles, apparel and luxury goods - 2.5%
Kate Spade & Company (I)	800,422	11,886,267
Samsonite International SA	1,207,500	3,791,041
Under Armour, Inc., Class C (I)	822,878	21,213,795
		36,891,103
		236,549,574
Consumer staples - 4.1%
Beverages - 3.6%
Molson Coors Brewing Company, Class B	191,370	18,760,001
Monster Beverage Corp. (I)	763,088	34,148,188
		52,908,189
Food products - 0.5%
Nomad Foods, Ltd. (I)	888,066	8,356,701
		61,264,890
Energy - 7.0%
Energy equipment and services - 1.2%
Baker Hughes, Inc.	286,966	18,460,523
Oil, gas and consumable fuels - 5.8%
Cimarex Energy Company	93,700	12,919,356
Diamondback Energy, Inc. (I)	120,352	12,979,963
Energen Corp. (I)	59,930	3,719,855
Newfield Exploration Company (I)	348,568	15,762,245
Pioneer Natural Resources Company	93,560	17,873,702
QEP Resources, Inc. (I)	413,948	8,138,218
WPX Energy, Inc. (I)	936,782	14,557,592
		85,950,931
		104,411,454
Financials - 4.1%
Banks - 2.0%
BB&T Corp.	339,190	15,348,348
Signature Bank (I)	99,800	14,961,018
		30,309,366
Consumer finance - 1.6%
Capital One Financial Corp.	183,410	15,413,776
Synchrony Financial	222,300	7,682,688
		23,096,464
Diversified financial services - 0.5%
Double Eagle Acquisition Corp. (I)	778,240	8,039,219
		61,445,049
Health care - 18.7%
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc. (I)(L)	70,247	3,081,736
Incyte Corp. (I)	174,514	17,851,037
Ionis Pharmaceuticals, Inc. (I)	310,556	13,589,931
Regeneron Pharmaceuticals, Inc. (I)	7,092	2,689,570
TESARO, Inc. (I)	65,689	8,913,340
		46,125,614
Health care equipment and supplies - 11.6%
ABIOMED, Inc. (I)	240,280	26,969,027
Align Technology, Inc. (I)	370,143	34,441,806
DexCom, Inc. (I)	422,453	27,581,956
Edwards Lifesciences Corp. (I)	419,886	34,787,555
Hologic, Inc. (I)	747,406	28,610,702
Insulet Corp. (I)	556,425	18,723,701
		171,114,747
Health care technology - 2.2%
athenahealth, Inc. (I)(L)	130,293	12,325,718
Veeva Systems, Inc., Class A (I)	447,117	20,781,998
		33,107,716
Pharmaceuticals - 1.8%
Eisai Company, Ltd.	237,040	13,863,671
Ono Pharmaceutical Company, Ltd.	545,430	12,166,727
		26,030,398
		276,378,475
Industrials - 11.2%
Building products - 0.6%
Fortune Brands Home & Security, Inc.	172,440	9,510,066
Commercial services and supplies - 0.1%
Clean Harbors, Inc. (I)	20,025	1,058,321
Electrical equipment - 0.3%
Rockwell Automation, Inc.	29,400	3,931,074
Machinery - 2.2%
The Middleby Corp. (I)	235,839	32,305,226
Professional services - 2.8%
IHS Markit, Ltd. (I)	611,694	21,984,282
TransUnion (I)	662,450	19,760,884
		41,745,166
Road and rail - 1.3%
Knight Transportation, Inc.	539,944	18,898,040
Trading companies and distributors - 3.9%
AerCap Holdings NV (I)	476,505	20,418,239
Fastenal Company	804,524	38,134,438
		58,552,677
		166,000,570
Information technology - 25.3%
Communications equipment - 1.8%
Arista Networks, Inc. (I)(L)	283,940	26,920,351
Electronic equipment, instruments and components - 1.0%
Trimble, Inc. (I)	516,250	14,553,088
Internet software and services - 5.6%
CoStar Group, Inc. (I)	168,576	32,216,559
GoDaddy, Inc., Class A (I)(L)	579,309	20,472,780
The Trade Desk, Inc., Class A (I)	11,800	313,644
Zillow Group, Inc., Class C (I)(L)	823,641	29,585,185
		82,588,168

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services - 1.0%
Global Payments, Inc.	211,140	$14,473,647
Semiconductors and semiconductor equipment - 1.2%
Micron Technology, Inc. (I)	897,232	17,522,941
Software - 13.9%
Atlassian Corp. PLC, Class A (I)(L)	438,860	11,910,660
Guidewire Software, Inc. (I)	376,296	20,963,450
Mobileye NV (I)	769,173	28,636,311
Nutanix, Inc. (I)	273,945	8,323,770
ServiceNow, Inc. (I)	467,699	38,889,172
SS&C Technologies Holdings, Inc.	841,239	25,245,582
The Ultimate Software Group, Inc. (I)	145,920	29,903,386
Workday, Inc., Class A (I)	511,868	43,160,710
		207,033,041
Technology hardware, storage and peripherals - 0.8%
Pure Storage, Inc., Class A (I)(L)	875,372	12,211,439
		375,302,675
Materials - 1.1%
Chemicals - 1.1%
Platform Specialty Products Corp. (I)(L)	1,670,767	15,621,671
Real estate - 1.9%
Equity real estate investment trusts - 1.8%
Equinix, Inc.	79,386	26,892,801
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	35,488	1,781,223
		28,674,024
TOTAL COMMON STOCKS (Cost $1,197,062,834)		$1,325,648,382

PREFERRED SECURITIES - 8.8%
Consumer discretionary - 0.4%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	122,593	4,117,899
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	110,231	1,047,195
		5,165,094
Financials - 0.6%
Capital markets - 0.6%
Forward Venture (I)(R)	197,507	8,654,757
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	1,672,498	7,877,466
Information technology - 6.0%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	254,658	6,091,419
Internet software and services - 4.0%
DocuSign, Inc., Series B (I)(R)	10,938	212,088
DocuSign, Inc., Series B1 (I)(R)	3,276	63,522
DocuSign, Inc., Series D (I)(R)	7,860	152,405
DocuSign, Inc., Series E (I)(R)	170,192	3,300,023
Lookout, Inc., Series F (I)(R)	341,649	2,517,953
One Kings Lane, Inc. (I)(R)	529,764	550,955
Uber Technologies, Inc. (I)(R)	1,059,388	51,668,683
		58,465,629
Software - 1.6%
Birst, Inc., Series F (I)(R)	639,317	3,241,337
DraftKings, Inc., Series C (I)(R)	1,058,252	2,179,999
Essence Group Holdings Corp. (I)(R)	2,576,993	5,798,234
MarkLogic Corp., Series F (I)(R)	433,540	4,023,251
Pinterest, Inc., Series G (I)(R)	570,725	3,606,982
Zuora, Inc., Series F (I)(R)	1,403,516	5,431,607
		24,281,410
		88,838,458
Real estate - 1.3%
Real estate management and development - 1.3%
Redfin Corp. (I)(R)	1,074,553	4,147,775
WeWork Companies, Inc., Series D1 (I)(R)	176,378	8,852,809
WeWork Companies, Inc., Series D2 (I)(R)	138,582	6,955,742
		19,956,326
		19,956,326
TOTAL PREFERRED SECURITIES (Cost $87,583,547)		$130,492,101

CORPORATE BONDS - 0.1%
Information technology - 0.1%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$803,899	803,899
TOTAL CORPORATE BONDS (Cost $803,899)		$803,899

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	9,495,256	95,026,625
TOTAL SECURITIES LENDING
COLLATERAL (Cost $95,012,434)		$95,026,625

SHORT-TERM INVESTMENTS - 1.7%
Repurchase agreement - 1.7%
Societe Generale SA Tri-Party
Repurchase Agreement dated
11/30/2016 at 0.250% to be
repurchased at $25,000,174 on
12/01/2016, collateralized by $611,684
Federal Home Loan Mortgage Corp.,
3.500% due 05/01/2032 (valued at
$640,119, including interest), $1,913
Federal National Mortgage
Association, 1.125% - 2.651% due
09/06/2019 - 09/01/2036 (valued at
$1,947, including interest),
$14,246,225 Government National
Mortgage Association, 4.000% due
08/20/2044 (valued at $15,178,815,
including interest) and $9,787,500 U.S.
Treasury Notes, 1.750% due
09/30/2022 - 01/31/2023 (valued at
$9,679,119, including interest)	$25,000,000	25,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,000,000)		$25,000,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,405,462,714) - 106.4%		$1,576,971,007
Other assets and liabilities, net - (6.4%)		(95,246,783)
TOTAL NET ASSETS - 100.0%		$1,481,724,224

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.4%
Consumer discretionary - 10.7%
Diversified consumer services - 1.2%
Graham Holdings Company, Class B	5,659	$2,771,495
Strayer Education, Inc. (I)	104,874	7,679,923
		10,451,418
Leisure products - 1.4%
Mattel, Inc.	344,800	10,885,336
Sankyo Company, Ltd.	43,900	1,401,563
		12,286,899
Media - 5.3%
News Corp., Class A	992,400	11,472,144
Pearson PLC	136,352	1,351,967
Scholastic Corp. (L)	95,837	4,225,453
Tribune Media Company, Class A	382,000	13,717,620
Viacom, Inc., Class B	392,200	14,699,656
		45,466,840
Specialty retail - 2.1%
Bed Bath & Beyond, Inc.	17,338	776,916
Chico’s FAS, Inc.	387,000	5,924,970
The Gap, Inc.	226,500	5,655,705
Tiffany & Company (L)	73,200	6,037,536
		18,395,127
Textiles, apparel and luxury goods - 0.7%
Ralph Lauren Corp.	54,400	5,690,784
		92,291,068
Consumer staples - 9.6%
Beverages - 0.9%
Carlsberg A/S, Class B	90,033	7,629,627
Food and staples retailing - 1.0%
Sysco Corp.	159,400	8,488,050
Food products - 6.1%
Archer-Daniels-Midland Company	196,800	8,507,664
Bunge, Ltd.	297,500	20,313,300
Flowers Foods, Inc. (L)	439,400	6,819,488
McCormick & Company, Inc.	40,300	3,675,360
Mead Johnson Nutrition Company	68,400	4,930,956
The Hershey Company	68,500	6,619,840
Tootsie Roll Industries, Inc. (L)	35,371	1,335,255
		52,201,863
Personal products - 1.6%
Coty, Inc., Class A (I)	301,300	5,637,323
Edgewell Personal Care Company (I)	103,305	8,175,558
		13,812,881
		82,132,421
Energy - 10.9%
Energy equipment and services - 0.5%
Frank’s International NV (L)	32,693	411,603
SEACOR Holdings, Inc. (I)(L)	64,100	3,973,559
		4,385,162
Oil, gas and consumable fuels - 10.4%
Apache Corp.	262,400	17,305,280
Arch Coal, Inc., Class A (I)	70,250	5,481,608
Cameco Corp.	574,000	5,275,060
Canadian Natural Resources, Ltd.	391,700	13,227,709
CONSOL Energy, Inc. (L)	409,100	8,419,278
Hess Corp.	298,900	16,726,444
Murphy Oil Corp. (L)	550,700	18,674,237
Southwestern Energy Company (I)	383,391	4,351,488
		89,461,104
		93,846,266
Financials - 23.1%
Banks - 4.6%
Commerce Bancshares, Inc.	3,072	168,393
Fifth Third Bancorp	538,300	14,006,566
First Horizon National Corp.	764,358	14,583,951
Popular, Inc.	125,500	5,101,575
Westamerica Bancorporation (L)	89,800	5,570,294
		39,430,779
Capital markets - 3.6%
Lazard, Ltd., Class A (L)	199,200	7,738,920
LPL Financial Holdings, Inc.	51,200	2,108,928
Northern Trust Corp.	215,300	17,686,895
Waddell & Reed Financial, Inc., Class A	205,000	4,003,650
		31,538,393
Consumer finance - 2.7%
Ally Financial, Inc.	381,710	7,412,808
Synchrony Financial	449,931	15,549,615
		22,962,423
Diversified financial services - 3.2%
Groupe Bruxelles Lambert SA	19,947	1,634,198
Leucadia National Corp.	802,348	17,667,703
Pargesa Holding SA	35,562	2,252,564
Voya Financial, Inc.	157,800	6,133,686
		27,688,151
Insurance - 8.1%
Brown & Brown, Inc.	155,800	6,753,930
CNA Financial Corp.	243,947	9,335,852
First American Financial Corp.	63,700	2,404,038
FNF Group	159,287	5,087,627
Kemper Corp.	145,148	5,943,811
Loews Corp.	276,900	12,363,585
Marsh & McLennan Companies, Inc.	133,600	9,259,816
OneBeacon Insurance Group, Ltd., Class A (L)	20,959	321,721
The Progressive Corp.	221,400	7,372,620
White Mountains Insurance Group, Ltd.	13,275	11,110,777
		69,953,777
Thrifts and mortgage finance - 0.9%
Capitol Federal Financial, Inc.	349,612	5,562,327
PHH Corp. (I)	142,718	2,072,265
		7,634,592
		199,208,115
Health care - 9.3%
Biotechnology - 2.3%
Alkermes PLC (I)	240,635	13,675,287
Seattle Genetics, Inc. (I)(L)	103,690	6,720,149
		20,395,436
Health care equipment and supplies - 4.5%
Baxter International, Inc.	208,100	9,233,397
Haemonetics Corp. (I)	183,000	7,252,290
Halyard Health, Inc. (I)	65,861	2,446,736
Hologic, Inc. (I)	518,600	19,852,008
		38,784,431

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services - 1.6%
HealthSouth Corp. (L)	31,500	$1,312,605
Patterson Companies, Inc.	90,000	3,486,600
Select Medical Holdings Corp. (I)(L)	726,400	8,825,760
		13,624,965
Pharmaceuticals - 0.9%
Zoetis, Inc.	149,300	7,521,734
		80,326,566
Industrials - 9.1%
Aerospace and defense - 3.1%
Cobham PLC	1,002,809	2,057,453
KLX, Inc. (I)(L)	103,163	4,022,325
Textron, Inc.	446,000	20,529,380
		26,609,158
Air freight and logistics - 2.9%
C.H. Robinson Worldwide, Inc.	227,300	17,013,405
Expeditors International of
Washington, Inc.	144,400	7,615,656
		24,629,061
Commercial services and supplies - 1.0%
Cintas Corp.	53,500	6,131,100
Stericycle, Inc. (I)	39,100	2,853,127
		8,984,227
Electrical equipment - 0.0%
Babcock & Wilcox Enterprises, Inc. (I)	8,500	135,490
Machinery - 1.7%
AGCO Corp.	28,700	1,601,460
Cummins, Inc.	41,100	5,827,158
Xylem, Inc.	139,900	7,216,042
		14,644,660
Professional services - 0.4%
ManpowerGroup, Inc.	38,606	3,297,338
		78,299,934
Information technology - 3.0%
Communications equipment - 0.3%
ADTRAN, Inc.	145,000	2,950,750
Electronic equipment, instruments and components - 1.1%
AVX Corp.	303,649	4,612,428
National Instruments Corp.	150,100	4,423,447
		9,035,875
Semiconductors and semiconductor equipment - 1.6%
Applied Materials, Inc.	155,000	4,991,000
Marvell Technology Group, Ltd.	634,900	9,104,466
		14,095,466
		26,082,091
Materials - 7.8%
Chemicals - 1.5%
FMC Corp.	106,300	5,965,556
The Mosaic Company (L)	177,900	5,052,360
The Scotts Miracle-Gro
Company, Class A	17,900	1,633,733
		12,651,649
Construction materials - 1.8%
Vulcan Materials Company	125,100	15,718,815
Containers and packaging - 0.6%
WestRock Company	104,376	5,344,051
Metals and mining - 3.1%
Cia de Minas Buenaventura SAA, ADR	92,900	1,037,693
Franco-Nevada Corp.	188,600	10,955,452
Newmont Mining Corp.	252,600	8,194,344
Nucor Corp.	101,400	6,306,066
		26,493,555
Paper and forest products - 0.8%
Louisiana-Pacific Corp. (I)	265,100	5,127,034
West Fraser Timber Company, Ltd.	44,948	1,602,442
		6,729,476
		66,937,546
Real estate - 5.7%
Equity real estate investment trusts - 4.6%
Equity Commonwealth (I)	231,200	6,723,296
Rayonier, Inc.	471,600	12,502,116
Taubman Centers, Inc.	67,690	4,919,032
The Macerich Company	140,400	9,531,756
Weyerhaeuser Company	197,397	6,085,750
		39,761,950
Real estate management and development - 1.1%
Realogy Holdings Corp.	325,500	7,860,825
The St. Joe Company (I)	72,016	1,497,933
		9,358,758
		49,120,708
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
Telephone & Data Systems, Inc.	98,856	2,662,192
Utilities - 3.9%
Electric utilities - 2.7%
FirstEnergy Corp.	633,754	19,830,163
Great Plains Energy, Inc.	133,200	3,515,148
		23,345,311
Independent power and renewable electricity producers - 1.2%
NRG Energy, Inc.	870,000	9,865,800
		33,211,111
TOTAL COMMON STOCKS (Cost $613,807,823)		$804,118,018

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	3,937,230	39,403,014
TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,399,417)		$39,403,014

SHORT-TERM INVESTMENTS - 7.2%
Money market funds - 7.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	2,000,000	2,000,000
T. Rowe Price Government Money Fund,
0.3603% (Y)	59,924,821	59,924,821

		61,924,821
TOTAL SHORT-TERM INVESTMENTS (Cost $61,924,821)		$61,924,821
Total Investments (Mid Value Fund)
(Cost $715,132,061) - 105.2%		$905,445,853
Other assets and liabilities, net - (5.2%)		(44,404,462)
TOTAL NET ASSETS - 100.0%		$861,041,391

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.4%
Consumer discretionary - 1.6%
Hotels, restaurants and leisure - 1.6%
Hilton Worldwide Holdings, Inc.	141,944	$3,558,536
Real estate - 92.8%
Equity real estate investment trusts - 91.8%
Diversified REITs - 1.2%
PS Business Parks, Inc.	23,800	2,659,174
Health care REITs - 2.2%
Healthcare Realty Trust, Inc.	163,100	4,791,878
Hotel and resort REITs - 4.9%
Host Hotels & Resorts, Inc.	228,262	4,072,194
Pebblebrook Hotel Trust	75,700	2,177,132
RLJ Lodging Trust	80,800	1,841,432
Sunstone Hotel Investors, Inc.	182,255	2,649,988
		10,740,746
Industrial REITs - 9.4%
DCT Industrial Trust, Inc.	102,700	4,719,065
EastGroup Properties, Inc.	31,000	2,117,610
Prologis, Inc.	221,444	11,271,500
Terreno Realty Corp.	86,700	2,359,974
		20,468,149
Office REITs - 20.0%
Alexandria Real Estate Equities, Inc.	45,900	5,030,181
Boston Properties, Inc.	49,450	6,125,866
Douglas Emmett, Inc.	206,400	7,572,816
Highwoods Properties, Inc.	60,500	2,907,630
Kilroy Realty Corp.	71,100	5,143,374
Paramount Group, Inc.	161,400	2,537,208
SL Green Realty Corp.	77,500	8,165,400
Vornado Realty Trust	62,874	6,145,934
		43,628,409
Residential REITs - 17.7%
American Campus Communities, Inc.	45,700	2,152,927
AvalonBay Communities, Inc.	67,816	11,155,054
Camden Property Trust	85,000	6,690,350
Equity Residential	174,350	10,462,744
Essex Property Trust, Inc.	38,307	8,271,247
		38,732,322
Retail REITs - 31.5%
Acadia Realty Trust	113,300	3,745,698
Federal Realty Investment Trust	47,980	6,737,352
General Growth Properties, Inc.	395,394	10,019,284
Kimco Realty Corp.	229,900	5,871,646
Regency Centers Corp.	111,114	7,426,860
Simon Property Group, Inc.	98,600	17,713,490
The Macerich Company	108,712	7,380,458
Urban Edge Properties	170,437	4,617,138
Weingarten Realty Investors	150,300	5,337,153
		68,849,079
Specialized REITs - 4.9%
Public Storage	40,300	8,434,790
Weyerhaeuser Company	76,760	2,366,510
		10,801,300
		200,671,057
Real estate management and development - 1.0%
Diversified real estate activities - 1.0%
Alexander & Baldwin, Inc.	48,600	2,141,802
		202,812,859
TOTAL COMMON STOCKS (Cost $95,048,315)		$206,371,395
CONVERTIBLE BONDS - 0.7%
Real estate - 0.7%
Real estate operating companies - 0.7%
Forest City Realty Trust, Inc.
4.250%, 08/15/2018	$1,433,000	$1,513,606
TOTAL CONVERTIBLE BONDS (Cost $1,421,176)		$1,513,606

SHORT-TERM INVESTMENTS - 4.8%
Money market funds - 4.8%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	836,507	836,507
T. Rowe Price Government Money Fund,
0.3603% (Y)	9,664,418	9,664,418
		10,500,925
TOTAL SHORT-TERM INVESTMENTS (Cost $10,500,925)		$10,500,925
Total Investments (Real Estate Equity Fund)
(Cost $106,970,416) - 99.9%		$218,385,926
Other assets and liabilities, net - 0.1%		207,086
TOTAL NET ASSETS - 100.0%		$218,593,012

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.9%
Consumer discretionary - 0.5%
Hotels, restaurants and leisure - 0.5%
Hilton Worldwide Holdings, Inc.	109,332	$2,740,953
Real estate - 99.4%
Equity real estate investment trusts - 99.4%
Diversified REITs - 8.9%
Empire State Realty Trust, Inc., Class A	214,441	4,325,275
Liberty Property Trust	228,039	8,984,737
Spirit Realty Capital, Inc.	1,091,237	11,774,447
STORE Capital Corp.	414,504	10,246,539
VEREIT, Inc.	1,838,011	15,237,111
		50,568,109
Health care REITs - 11.5%
HCP, Inc.	496,676	14,666,842
Healthcare Trust of America,
Inc., Class A	299,929	8,481,992
Medical Properties Trust, Inc.	443,851	5,290,704
Senior Housing Properties Trust	329,207	5,945,478
Ventas, Inc.	287,221	17,353,893
Welltower, Inc.	217,847	13,676,436
		65,415,345
Hotel and resort REITs - 5.4%
DiamondRock Hospitality Company	808,766	8,564,832
Host Hotels & Resorts, Inc.	147,784	2,636,467
LaSalle Hotel Properties	286,190	8,033,353
Sunstone Hotel Investors, Inc.	782,649	11,379,716
		30,614,368
Industrial REITs - 7.9%
Prologis, Inc.	676,613	34,439,602
Rexford Industrial Realty, Inc.	460,343	10,168,977
		44,608,579

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Office REITs - 15.0%
Alexandria Real Estate Equities, Inc.	93,894	$10,289,843
Boston Properties, Inc.	71,595	8,869,189
Corporate Office Properties Trust	262,217	7,504,651
Douglas Emmett, Inc.	275,279	10,099,987
Hudson Pacific Properties, Inc.	151,908	5,297,032
Paramount Group, Inc.	414,779	6,520,326
Piedmont Office Realty Trust,
Inc., Class A	290,270	5,700,903
SL Green Realty Corp.	64,478	6,793,402
Vornado Realty Trust	246,082	24,054,516
		85,129,849
Residential REITs - 15.0%
American Campus Communities, Inc.	90,494	4,263,172
American Homes 4 Rent, Class A	346,975	7,310,763
Apartment Investment & Management
Company, Class A	31,530	1,327,413
AvalonBay Communities, Inc.	117,811	19,378,731
Camden Property Trust	100,588	7,917,281
Education Realty Trust, Inc.	36,721	1,490,873
Equity LifeStyle Properties, Inc.	118,403	8,220,720
Equity Residential	218,587	13,117,406
Mid-America Apartment
Communities, Inc.	159,459	14,611,228
Post Properties, Inc.	117,346	7,629,837
		85,267,424
Retail REITs - 21.5%
Agree Realty Corp.	185,688	8,335,534
Brixmor Property Group, Inc.	548,875	13,365,106
General Growth Properties, Inc.	609,439	15,443,184
Kimco Realty Corp.	243,164	6,210,409
Pennsylvania Real Estate
Investment Trust	213,649	4,095,651
Regency Centers Corp.	140,819	9,412,342
Retail Properties of America,
Inc., Class A	541,605	8,264,892
Simon Property Group, Inc.	262,353	47,131,716
Urban Edge Properties	354,114	9,592,948
		121,851,782
Specialized REITs - 14.2%
CoreSite Realty Corp.	158,331	11,167,085
Crown Castle International Corp.	49,265	4,111,657
CubeSmart	369,937	9,118,947
Digital Realty Trust, Inc.	42,641	3,937,044
DuPont Fabros Technology, Inc.	187,820	7,636,761
Equinix, Inc.	39,583	13,409,137
Four Corners Property Trust, Inc.	322,383	6,183,306
Public Storage	119,682	25,049,443
		80,613,380
TOTAL COMMON STOCKS (Cost $514,711,268)		$566,809,789
SHORT-TERM INVESTMENTS - 0.5%
Repurchase agreement - 0.5%
Repurchase Agreement with State
Street Corp. dated 11/30/2016 at
0.030% to be repurchased at
$2,992,002 on 12/01/2016,
collateralized by $2,925,000
U.S. Treasury Notes, 2.750%
due 02/15/2024 (valued at
$3,056,625, including interest)	$2,992,000	$2,992,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,992,000)		$2,992,000
Total Investments (Real Estate Securities Fund)
(Cost $517,703,268) - 100.4%		$569,801,789
Other assets and liabilities, net - (0.4%)		(2,156,127)
TOTAL NET ASSETS - 100.0%		$567,645,662

Real Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 110.6%
U.S. Government - 102.6%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 07/15/2026		$206,650,817	$207,086,231
0.125%, 07/15/2022 (D)		51,814,283	51,949,829
0.250%, 01/15/2025		26,571,326	26,158,142
0.375%, 07/15/2023 to 07/15/2025		106,729,336	107,504,313
0.625%, 07/15/2021 to 02/15/2043		148,560,486	152,063,281
0.750%, 02/15/2042 to 02/15/2045		6,224,377	5,937,706
1.000%, 02/15/2046		30,789,345	31,368,462
1.125%, 01/15/2021		882,856	924,582
1.250%, 07/15/2020		22,249,695	23,463,839
1.375%, 07/15/2018 (D)		391,825	405,866
1.375%, 01/15/2020 to 02/15/2044		46,934,315	51,263,775
1.625%, 01/15/2018 (D)		1,958,961	2,008,078
1.750%, 01/15/2028		16,316,993	18,309,706
1.875%, 07/15/2019		21,820,966	23,203,521
2.125%, 02/15/2040		16,452,084	20,577,395
2.125%, 02/15/2041 (D)		1,719,697	2,164,696
2.375%, 01/15/2025 to 01/15/2027		114,039,480	131,884,379
2.500%, 01/15/2029		33,360,948	40,459,057
3.625%, 04/15/2028		82,942,115	109,679,833
3.875%, 04/15/2029		42,740,110	58,806,032
U.S. Treasury Notes
2.000%, 02/15/2025 (D)		1,660,000	1,617,916
2.125%, 12/31/2021		500,000	504,746
2.250%, 07/31/2021		6,010,000	6,113,300
			1,073,454,685
U.S. Government Agency - 8.0%
Federal National Mortgage Association
1.741%, 10/01/2044 (P)		26,223	26,287
3.000%, TBA (C)		37,000,000	36,783,554
3.500%, TBA (C)		46,000,000	47,098,827
			83,908,668
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,169,058,783)			$1,157,363,353

FOREIGN GOVERNMENT
OBLIGATIONS - 3.0%
France - 0.4%
Government of France
1.850%, 07/25/2027	EUR	85,805	113,706

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France (continued)
Government of France (continued)
2.250%, 07/25/2020	EUR	2,938,368	$3,532,784
			3,646,490
Greece - 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	116,000,000	984,791
Italy - 0.4%
Republic of Italy
1.700%, 09/15/2018	EUR	304,296	335,265
2.350%, 09/15/2024 (S)		2,097,264	2,474,582
2.550%, 09/15/2041		32,703	40,937
3.100%, 09/15/2026		1,170,433	1,478,725
			4,329,509
Japan - 0.8%
Government of Japan
0.100%, 03/10/2026	JPY	427,893,000	3,960,059
Government of Japan, CPI Linked Bond
0.100%, 03/10/2024 to 03/10/2025		526,760,000	4,830,657
			8,790,716
Mexico - 0.2%
Government of Mexico
4.000%, 11/08/2046	MXN	20,106,183	1,010,889
4.750%, 06/14/2018		11,246,000	533,808
			1,544,697
New Zealand - 0.3%
Dominion of New Zealand
2.071%, 09/20/2025	NZD	3,900,000	2,896,876
3.079%, 09/20/2030		600,000	487,477
			3,384,353
Spain - 0.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	340,796
United Kingdom - 0.8%
Government of United Kingdom
0.125%, 03/22/2024 to 03/22/2068	GBP	5,369,592	8,130,673
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $34,126,252)			$31,152,025

CORPORATE BONDS - 5.8%
Consumer discretionary - 0.2%
Altice Financing SA
6.625%, 02/15/2023 (S)		$1,500,000	1,522,500
Energy - 0.3%
Kinder Morgan, Inc.
7.250%, 06/01/2018		100,000	107,082
Petrobras Global Finance BV
4.375%, 05/20/2023		200,000	176,300
8.375%, 05/23/2021		2,200,000	2,359,500
			2,642,882
Financials - 4.2%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	600,000
3.600%, 05/21/2018		5,700,000	5,728,500
6.250%, 12/01/2017		3,200,000	3,312,000
American International Group, Inc.
5.850%, 01/16/2018		500,000	522,645
Bank of America NA
1.750%, 06/05/2018		2,200,000	2,203,117
BRFkredit A/S
2.000%, 10/01/2017	DKK	4,900,000	711,165
4.000%, 01/01/2018		2,500,000	372,514
CIT Group, Inc.
5.000%, 05/15/2017		$100,000	101,125
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022		500,000	499,765
Deutsche Bank AG
4.250%, 10/14/2021 (S)		4,400,000	4,326,221
HSBC Holdings PLC
6.000%, 03/29/2040	GBP	400,000	563,141
ING Bank NV
2.625%, 12/05/2022 (S)		$1,200,000	1,192,409
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (S)		600,000	654,948
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month LIBOR
+3.470%)
04/30/2018 (Q)		1,500,000	1,522,500
Lehman Brothers Holdings, Inc.
5.360%, 04/05/2011 (H)	EUR	36,000	2,816
7.000%, 09/27/2027 (H)		$300,000	17,850
Navient Corp.
5.500%, 01/15/2019		900,000	928,890
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/2017	DKK	3,900,000	561,404
2.000%, 10/01/2017 to 01/01/2018		7,600,000	1,103,119
Nykredit Realkredit A/S
1.000%, 07/01/2017 to 10/01/2017		17,600,000	2,534,530
2.000%, 10/01/2017 to 04/01/2018		12,000,000	1,750,625
4.000%, 01/01/2018		800,000	119,081
Realkredit Danmark A/S
1.000%, 01/01/2017 to 04/01/2018		24,100,000	3,462,814
2.000%, 04/01/2017 to 01/01/2018		7,300,000	1,051,162
Royal Bank of Scotland Group PLC
4.700%, 07/03/2018		$100,000	101,785
Santander Holdings USA, Inc.
2.380%, 11/24/2017 (P)		4,800,000	4,833,432
Synchrony Financial
2.287%, 11/09/2017 (P)		300,000	302,321
The Goldman Sachs Group, Inc.
2.050%, 09/15/2020 (P)		2,000,000	2,018,130
The Royal Bank of Scotland PLC
(9.500% to 03/16/2017, then 5 Year
U.S. Swap Rate + 8.500%)
03/16/2022		1,130,000	1,152,386
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)		1,800,000	1,795,163
			44,045,558
Health care - 0.5%
AbbVie, Inc.
1.800%, 05/14/2018		100,000	99,937
Actavis Funding SCS
3.800%, 03/15/2025		200,000	200,880
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017		5,300,000	5,300,668
			5,601,485
Industrials - 0.2%
AerCap Ireland Capital, Ltd.
2.750%, 05/15/2017		150,000	150,375
4.625%, 10/30/2020		500,000	522,500

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	$629,551
International Lease Finance Corp.
5.875%, 04/01/2019		$100,000	106,500
6.250%, 05/15/2019		400,000	429,000
8.250%, 12/15/2020		200,000	234,000
			2,071,926
Telecommunication services - 0.4%
SFR Group SA
7.375%, 05/01/2026 (S)		4,500,000	4,488,750
TOTAL CORPORATE BONDS (Cost $57,741,121)			$60,373,101

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047		610,000	554,582
TOTAL MUNICIPAL BONDS (Cost $583,711)			$554,582

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.6%
Commercial and residential - 1.5%
Banc of America Alternative Loan Trust,
Series 2004-12, Class 1CB1
6.000%, 01/25/2035		2,696,238	2,665,274
Banc of America Mortgage Trust,
Series 2005-A, Class 2A2
2.962%, 02/25/2035 (P)		253,941	250,583
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3, Class 3A2,
3.018%, 05/25/2033 (P)		37,105	36,910
Series 2005-5, Class A2,
2.460%, 08/25/2035 (P)		159,542	158,814
Bear Stearns ALT-A Trust, Series 2004-9,
Class 6A1 3.208%, 09/25/2034 (P)		68,342	66,793
Bella Vista Mortgage Trust,
Series 2005-1, Class 1A1
1.166%, 01/22/2045 (P)		629,600	573,750
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		150,259	148,977
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
3.040%, 05/25/2035 (P)		24,049	23,596
Series 2005-6, Class A3,
2.410%, 09/25/2035 (P)		26,836	25,886
Countrywide Alternative Loan Trust,
Series 2004-18CB, Class 4A1
5.500%, 09/25/2034		1,067,541	1,094,207
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
3.096%, 12/25/2034 (P)		955,984	956,479
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.810%, 04/19/2034 (P)		3,018,895	2,979,025
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
3.184%, 07/25/2035 (P)		179,134	178,983
Marche Mutui 4 SRL, Series 4, Class A
0.108%, 02/25/2055 (P)	EUR	59,627	63,149
Marche Mutui SRL, Series 6, Class A1
1.953%, 01/27/2064 (P)		167,000	178,458
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.934%, 03/25/2036 (P)		$528,107	101,114
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%, 12/12/2049		1,027,873	1,049,131
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
3.010%, 05/25/2036 (P)		700,582	630,427
Residential Accredit Loans Trust,
Series 2006-QO6, Class A1
0.714%, 06/25/2046 (P)		826,498	353,884
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-19XS,
Class 1A1 0.854%, 10/25/2035 (P)		1,654,158	1,378,573
Swan Trust, Series 2010-1, Class A
2.920%, 04/25/2041 (P)	AUD	494,181	366,103
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1
2.854%, 09/25/2037 (P)		$2,374,422	2,332,479
WaMu Mortgage Pass-Through Certificates
Series 2006-5, Class 3A6,
6.268%, 07/25/2036 (P)		613,970	276,310
Series 2007-HY3, Class 4A1,
1.789%, 03/25/2037 (P)		450,098	428,165
			16,317,070
U.S. Government Agency - 0.1%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		8,838	9,596
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		10,928	12,345
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		63,334	71,305
Series 2007-63, Class FC,
0.934%, 07/25/2037 (P)		650,324	652,930
			746,176
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $17,732,914)			$17,063,246

ASSET BACKED SECURITIES - 2.6%
Atlas Senior Loan Fund II, Ltd.,
Series 2012-2A, Class AR
2.117%, 01/30/2024 (P)(S)		800,000	799,994
Carlyle Global Market Strategies,
Series 2012-1AR, Class AR
2.111%, 04/20/2022 (P)(S)		1,595,161	1,594,414
CIFC Funding, Ltd.
Series 2012-1A, Class A1R2,
2.177%, 08/14/2024 (P)(S)		4,237,089	4,237,064
Series 2012-2A, Class A1R,
2.185%, 12/05/2024 (P)(S)		1,400,000	1,399,859
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		492,240	344,147
Cordatus CLO I PLC, Series 2006-1X,
Class A2 0.815%, 01/30/2024 (P)	GBP	170,461	211,500
Cordatus CLO II PLC
Series 2007-1X, Class A1F,
0.042%, 07/25/2024 (P)	EUR	347,544	366,586
Series 2007-1X, Class A2,
0.844%, 07/25/2024 (P)	GBP	81,864	100,717
Eastland CLO, Ltd., Series 2007-1A,
Class A2A 1.116%, 05/01/2022 (P)(S)		$861,706	860,803

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Eaton Vance CDO X PLC
Series 2007-10X, Class A1,
0.045%, 02/22/2027 (P)	EUR	17,775	$18,774
Series 2007-10X, Class VFNU,
1.111%, 02/22/2027 (P)		$576,381	570,920
Finn Square CLO, Ltd., Series 2012-1A,
Class A1R 2.052%, 12/24/2023 (P)(S)		500,000	497,811
Fraser Sullivan CLO VII, Ltd.,
Series 2012-7A, Class A1R
1.956%, 04/20/2023 (P)(S)		500,629	500,047
Highlander Euro CDO III BV,
Series 2007-3A, Class A
0.068%, 05/01/2023 (P)(S)	EUR	1,176,307	1,241,826
Navient Student Loan Trust,
Series 2016-7A, Class A
1.670%, 03/25/2066 (P)(S)		$1,700,000	1,717,098
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
2.126%, 05/15/2023 (P)(S)		2,091,069	2,090,933
SLM Student Loan Trust, Series 2008-9,
Class A 2.382%, 04/25/2023 (P)		5,669,887	5,718,356
Venture XI CLO, Ltd.,
Series 2012-11AR, Class AR
2.202%, 11/14/2022 (P)(S)		2,700,000	2,699,598
Voya CLO, Ltd.
Series 2012-2AR, Class AR,
2.180%, 10/15/2022 (P)(S)		1,300,000	1,298,852
Series 2012-3AR, Class AR,
1.855%, 10/15/2022 (P)(S)		1,300,000	1,298,194
TOTAL ASSET BACKED SECURITIES (Cost $27,628,989)			$27,567,493

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	10,702
TOTAL COMMON STOCKS (Cost $9,229,054)			$10,702

PURCHASED OPTIONS - 0.4%
Put options - 0.3%
Exchange Traded Option on 3-Month
Pound Sterling Futures (Expiration Date:
06/21/2017; Strike Price: $98.50) (I)		36,500,000	1,142
Exchange Traded Option on 3-Month
Pound Sterling Futures (Expiration Date:
12/21/2016; Strike Price: $98.50) (I)		72,625,000	1
Over the Counter Option on 1 Year Interest Rate
Swap. Receive a fixed rate of 1.200% and pay
a floating rate based on 3-month LIBOR
(Expiration Date: 02/13/2017; Strike
Rate: 1.200%; Counterparty: Morgan Stanley
Company, Inc.) (I)		188,200,000	132,681
Over the Counter Option on 1 Year Interest Rate
Swap. Receive a fixed rate of 1.250% and pay
a floating rate based on 3-month LIBOR
(Expiration Date: 01/09/2017; Strike
Rate: 1.250%; Counterparty: Goldman Sachs
and Company) (I)		176,100,000	31,874
Over the Counter Option on 1 Year Interest Rate
Swap. Receive a fixed rate of 1.250% and pay
a floating rate based on 3-month LIBOR
(Expiration Date: 12/27/2016; Strike
Rate: 1.250%; Counterparty: Citibank
N.A.) (I)		92,700,000	8,714
Over the Counter Option on 1 Year Interest Rate
Swap. Receive a fixed rate of 1.250% and pay
a floating rate based on 3-month LIBOR
(Expiration Date: 12/27/2016; Strike
Rate: 1.250%; Counterparty: Goldman Sachs
and Company) (I)		177,600,000	16,694
Over the Counter Option on 1 Year Interest Rate
Swap. Receive a fixed rate of 1.250% and pay
a floating rate based on 3-month LIBOR
(Expiration Date: 02/21/2017; Strike
Rate: 1.250%; Counterparty: Morgan Stanley
Company, Inc.) (I)		145,400,000	85,495
Over the Counter Option on 1 Year Interest Rate
Swap. Receive a fixed rate of 1.250% and pay
a floating rate based on 3-month LIBOR
(Expiration Date: 02/06/2017; Strike
Rate: 1.250%; Counterparty: Morgan Stanley
Company, Inc.) (I)		186,500,000	80,941
Over the Counter Option on 5 Year Interest Rate
Swap. Receive a fixed rate of 3.400% and pay
a floating rate based on 3-month LIBOR
(Expiration Date: 12/05/2016; Strike
Rate: 3.400%; Counterparty: Credit Suisse
Securities) (I)		11,600,000	0
Over the Counter Option on 10 Year Interest
Rate Swap. Receive a fixed rate of 2.720%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 07/16/2018; Strike
Rate: 2.720%; Counterparty: Morgan Stanley
Company, Inc.) (I)		18,500,000	573,667
Over the Counter Option on 10 Year Interest
Rate Swap. Receive a fixed rate of 2.765%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 07/16/2018; Strike
Rate: 2.765%; Counterparty: Morgan Stanley
Company, Inc.) (I)		24,300,000	714,906
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.605%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 10/17/2018; Strike
Rate: 2.605%; Counterparty: Morgan Stanley
Company, Inc.) (I)		3,800,000	383,051
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.608%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 11/15/2018; Strike
Rate: 2.608%; Counterparty: Morgan Stanley
Company, Inc.) (I)		1,200,000	123,136
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.590%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 12/10/2018; Strike
Rate: 2.590%; Counterparty: Morgan Stanley
Company, Inc.) (I)		1,200,000	127,308
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.860%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 10/23/2018; Strike
Rate: 2.860%; Counterparty: Deutsche Bank
Securities, Inc.) (I)		2,800,000	213,234

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.600%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 03/29/2019; Strike
Rate: 2.600%; Counterparty: Morgan Stanley
Company, Inc.) (I)		2,700,000	$300,677
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.150%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 06/15/2018; Strike
Rate: 2.150%; Counterparty: Nomura Global
Financial Products, Inc.) (I)		2,200,000	328,797
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.150%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 06/15/2018; Strike
Rate: 2.150%; Counterparty: Deutsche Bank
Securities, Inc.) (I)		3,700,000	552,976
			3,675,294
Call options - 0.1%
Over the Counter Option on an Interest Rate
Floor based on 3-Month LIBOR (Expiration
Date: 12/06/2019; Strike Rate: 1.600%;
Counterparty: Nomura Global Financial
Products, Inc.) (I)		44,200,000	284,825
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.150%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 06/15/2018; Strike
Rate: 2.150%; Counterparty: Nomura Global
Financial Products, Inc.) (I)		2,200,000	99,658
Over the Counter Option on 30 Year Interest
Rate Swap. Receive a fixed rate of 2.150%
and pay a floating rate based on 3-month
LIBOR (Expiration Date: 06/15/2018; Strike
Rate: 2.150%; Counterparty: Deutsche Bank
Securities, Inc.) (I)		3,700,000	167,606
			552,089
TOTAL PURCHASED OPTIONS (Cost $4,081,845)			$4,227,383

SHORT-TERM INVESTMENTS - 8.2%
Certificate of deposit - 0.5%
Norinchukin Bank
1.589%, 10/11/2017 *		$5,000,000	5,000,000
Commercial paper - 2.3%
Barclays Bank PLC
1.641%, 09/08/2017 *		2,700,000	2,700,000
1.745%, 11/06/2017 *		2,400,000	2,400,000
Mitsubishi UFJ Trust & Banking Corp.
1.577%, 09/19/2017 *		3,100,000	3,100,000
Natixis SA
1.553%, 09/25/2017 *		4,800,000	4,800,000
Sumitomo Mitsui Financial Group, Inc.
1.550%, 09/15/2017 *		4,300,000	4,300,000
Sumitomo Mitsui Trust Bank, Ltd.
1.574%, 10/06/2017 *		1,400,000	1,400,000
1.584%, 09/18/2017 *		6,100,000	6,100,000
			24,800,000
Foreign government - 2.9%
Japan Treasury Discount Bills, 0.000%
12/19/2016 *	JPY	770,000,000	6,730,926
Japan Treasury Discount Bills, 0.000% (continued)
01/10/2017 *	JPY	1,740,000,000	15,213,354
02/06/2017 *		950,000,000	8,308,060
			30,252,340
U.S. Government - 0.1%
U.S. Treasury Bills
0.445%, 02/09/2017 (D)*		$262,000	261,778
0.455%, 02/02/2017 (D)*		322,000	321,762
			583,540
Repurchase agreement - 2.4%
Repurchase Agreement with BNP Paribas
dated 11/30/2016 at 0.340% to be
repurchased at $20,900,197 on
12/01/2016, collateralized by
$20,065,000, U.S. Treasury Inflation
Indexed Notes, 0.125% due 04/15/2017
(valued at $21,347,982, including interest)		20,900,000	20,900,000
Repurchase Agreement with State Street
Corp. dated 11/30/2016 at 0.030% to be
repurchased at $4,687,004 on
12/01/2016, collateralized by $4,575,000
U.S. Treasury Notes, 2.750% due
02/15/2024 (valued at $4,780,875,
including interest)		4,687,000	4,687,000
			25,587,000
TOTAL SHORT-TERM INVESTMENTS (Cost $89,642,316)			$86,222,880
Total Investments (Real Return Bond Fund)
(Cost $1,409,824,985) - 132.3%			$1,384,534,765
Other assets and liabilities, net - (32.3%)			(337,715,859)
TOTAL NET ASSETS - 100.0%			$1,046,818,906
Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.5%
Consumer discretionary - 16.8%
Automobiles - 0.8%
Tesla Motors, Inc. (I)	27,194	$5,150,542
Household durables - 1.1%
Garmin, Ltd.	136,718	7,131,211
Internet and direct marketing retail - 10.7%
Amazon.com, Inc. (I)	50,746	38,088,425
Ctrip.com International, Ltd., ADR (I)	72,200	3,265,606
Expedia, Inc.	26,484	3,285,340
Flipkart, Ltd. (I)(R)	980	106,810
JD.com, Inc., ADR (I)	68,001	1,827,187
Netflix, Inc. (I)	6,880	804,960
The Priceline Group, Inc. (I)	12,247	18,415,569
Vipshop Holdings, Ltd., ADR (I)	190,413	2,136,434
		67,930,331
Media - 4.2%
Liberty Global PLC LiLAC, Series C (I)	31,871	674,709
Liberty Global PLC, Series C (I)	332,899	10,136,775
News Corp., Class A	446,000	5,155,760

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Walt Disney Company	53,700	$5,322,744
Twenty-First Century Fox, Inc., Class A	191,900	5,394,309
		26,684,297
		106,896,381
Health care - 1.5%
Biotechnology - 0.3%
Grifols SA, ADR	138,000	2,156,940
Health care equipment and supplies - 0.3%
Intuitive Surgical, Inc. (I)	3,200	2,059,968
Health care technology - 0.6%
Veeva Systems, Inc., Class A (I)	76,078	3,536,105
Life sciences tools and services - 0.3%
Agilent Technologies, Inc.	38,200	1,680,036
		9,433,049
Industrials - 1.1%
Aerospace and defense - 0.8%
The Boeing Company	35,700	5,374,992
Commercial services and supplies - 0.3%
Stericycle, Inc. (I)	26,200	1,911,814
		7,286,806
Information technology - 73.2%
Communications equipment - 3.0%
Cisco Systems, Inc.	630,127	18,790,387
Palo Alto Networks, Inc. (I)	4,186	562,473
		19,352,860
Electronic equipment, instruments and components - 2.3%
CDW Corp.	69,524	3,562,410
Cognex Corp.	11,530	688,456
Corning, Inc.	198,515	4,770,315
TE Connectivity, Ltd.	79,300	5,363,852
Tech Data Corp. (I)	1,950	165,497
		14,550,530
Internet software and services - 19.2%
58.com, Inc., ADR (I)	337,716	10,830,552
Alibaba Group Holding, Ltd., ADR (I)	15,470	1,454,489
Alphabet, Inc., Class A (I)	15,792	12,252,697
Alphabet, Inc., Class C (I)	22,504	17,058,932
Angie’s List, Inc. (I)	88,667	761,650
Baidu, Inc., ADR (I)	12,040	2,010,078
Facebook, Inc., Class A (I)	310,445	36,762,897
GoDaddy, Inc., Class A (I)	9,640	340,678
LinkedIn Corp., Class A (I)	66,034	12,892,478
MercadoLibre, Inc.	28,055	4,427,640
NetEase, Inc., ADR	8,482	1,900,816
Quotient Technology, Inc. (I)	40,700	520,960
Tencent Holdings, Ltd.	364,000	9,063,921
VeriSign, Inc. (I)	31,700	2,499,545
Yahoo!, Inc. (I)	215,500	8,839,810
		121,617,143
IT services - 8.1%
Accenture PLC, Class A	4,880	582,818
Automatic Data Processing, Inc.	9,031	867,157
Booz Allen Hamilton Holding Corp.	13,900	525,559
Cognizant Technology Solutions Corp.,
Class A (I)	20,755	1,143,185
Computer Sciences Corp.	87,182	5,285,845
CSRA, Inc.	90,620	2,900,746
Fidelity National Information Services, Inc.	81,965	6,326,878
First Data Corp., Class A (I)	21,720	316,460
Fiserv, Inc. (I)	24,880	2,602,946
Global Payments, Inc.	56,255	3,856,280
Mastercard, Inc., Class A	60,112	6,143,446
PayPal Holdings, Inc. (I)	123,900	4,866,792
Sabre Corp.	257,400	6,653,790
Square, Inc., Class A (I)	91,920	1,189,445
Total System Services, Inc.	32,210	1,585,376
Vantiv, Inc., Class A (I)	44,365	2,503,517
Visa, Inc., A Shares	56,183	4,344,070
		51,694,310
Semiconductors and semiconductor equipment - 15.1%
Applied Materials, Inc.	310,995	10,014,039
Broadcom, Ltd.	56,543	9,640,016
Cypress Semiconductor Corp.	233,560	2,627,550
Infineon Technologies AG	202,930	3,390,868
KLA-Tencor Corp.	47,012	3,753,438
Lam Research Corp.	40,828	4,328,585
Marvell Technology Group, Ltd.	215,880	3,095,719
Maxim Integrated Products, Inc.	26,585	1,043,993
Microchip Technology, Inc.	94,010	6,221,582
Micron Technology, Inc. (I)	671,133	13,107,227
Microsemi Corp. (I)	75,013	4,106,962
NVIDIA Corp.	36,450	3,360,690
NXP Semiconductors NV (I)	187,163	18,557,211
QUALCOMM, Inc.	30,556	2,081,780
SK Hynix, Inc.	108,714	3,976,290
Skyworks Solutions, Inc.	31,296	2,405,098
STR Holdings, Inc. (I)	161,722	26,700
Texas Instruments, Inc.	33,415	2,470,371
Tokyo Electron, Ltd.	17,800	1,651,463
		95,859,582
Software - 19.6%
Activision Blizzard, Inc.	4,353	159,363
Adobe Systems, Inc. (I)	58,153	5,978,710
CyberArk Software, Ltd. (I)	18,095	923,026
Dell Technologies, Inc., Class V (I)	773	41,402
Electronic Arts, Inc. (I)	80,423	6,372,719
Fortinet, Inc. (I)	34,685	1,044,019
Imperva, Inc. (I)	14,741	562,369
Interactive Intelligence Group, Inc. (I)	19,830	1,198,724
Intuit, Inc.	118,721	13,496,203
Microsoft Corp.	671,590	40,470,013
Oracle Corp.	64,410	2,588,638
Paycom Software, Inc. (I)	136,850	6,140,460
Proofpoint, Inc. (I)	70,866	5,457,391
Red Hat, Inc. (I)	220,400	17,435,844
salesforce.com, Inc. (I)	160,142	11,530,224
ServiceNow, Inc. (I)	69,815	5,805,117
Tableau Software, Inc., Class A (I)	84,734	3,802,862
Workday, Inc., Class A (I)	3,950	333,064
Zendesk, Inc. (I)	56,965	1,212,785
		124,552,933
Technology hardware, storage and peripherals - 5.9%
Apple, Inc.	116,852	12,914,483
Hewlett Packard Enterprise Company	287,380	6,839,644
HP, Inc.	206,650	3,182,410
NetApp, Inc.	154,495	5,648,337
Pure Storage, Inc., Class A (I)	86,670	1,209,047
Quanta Computer, Inc.	781,000	1,450,968

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Samsung Electronics Company, Ltd.	1,623	$2,415,311
Stratasys, Ltd. (I)	52,478	947,228
Western Digital Corp.	43,210	2,750,749
		37,358,177
		464,985,535
Real estate - 0.7%
Equity real estate investment trusts - 0.7%
Equinix, Inc.	12,400	4,200,624
Telecommunication services - 1.2%
Wireless telecommunication services - 1.2%
SoftBank Group Corp.	123,000	7,356,109
TOTAL COMMON STOCKS (Cost $521,430,274)		$600,158,504

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.2%
Internet and direct marketing retail - 0.2%
Flipkart, Ltd., Series A (I)(R)	334	36,403
Flipkart, Ltd., Series C (I)(R)	590	64,304
Flipkart, Ltd., Series E (I)(R)	1,097	119,562
Flipkart, Ltd., Series G (I)(R)	6,498	708,217
		928,486
		928,486
Information technology - 0.5%
Internet software and services - 0.4%
Airbnb, Inc., Series E (I)(R)	16,398	1,721,790
Xiaoju Kuaizhi, Inc. (I)(R)	16,798	577,851
		2,299,641
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	949,251
		3,248,892
TOTAL PREFERRED SECURITIES (Cost $3,660,976)		$4,177,378

CORPORATE BONDS - 0.3%
Information technology - 0.3%
Western Digital Corp.
10.500%, 04/01/2024 (S)	$1,781,000	2,061,508
TOTAL CORPORATE BONDS (Cost $1,756,597)		$2,061,508

SHORT-TERM INVESTMENTS - 3.5%
Money market funds - 2.4%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2810% (Y)	2,000,000	2,000,000
T. Rowe Price Government Money
Fund, 0.3603% (Y)	13,193,619	13,193,619
		15,193,619
Repurchase agreement - 1.1%
Repurchase Agreement with State
Street Corp. dated 11/30/2016 at
0.030% to be repurchased at
$7,227,006 on 12/01/2016,
collateralized by $7,160,000
U.S. Treasury Notes, 2.500%
due 08/15/2023 (valued at
$7,374,800, including interest)	$7,227,000	$7,227,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,420,619)		$22,420,619
Total Investments (Science & Technology Fund)
(Cost $549,268,466) - 99.0%		$628,818,009
Other assets and liabilities, net - 1.0%		6,031,877
TOTAL NET ASSETS - 100.0%		$634,849,886

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 94.4%
U.S. Government - 26.0%
U.S. Treasury Notes
0.625%, 04/30/2018	$1,685,000	$1,675,588
0.750%, 03/31/2018	3,540,000	3,528,661
0.875%, 01/31/2018 to 07/15/2018	16,935,000	16,905,428
1.000%, 03/15/2019	4,680,000	4,659,160
1.125%, 06/30/2021	4,665,000	4,519,401
1.250%, 03/31/2021	4,680,000	4,574,517
1.375%, 09/30/2020	3,160,000	3,124,573
1.625%, 06/30/2020	16,335,000	16,344,572
1.750%, 11/30/2021	3,530,000	3,513,593
		58,845,493
U.S. Government Agency - 68.4%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	6,945,000	6,857,208
1.750%, 06/15/2020	3,775,000	3,750,466
5.125%, 04/19/2017 (S)	18,018,000	18,315,009
Federal Farm Credit Bank
0.900%, 12/26/2017	2,075,000	2,068,621
1.080%, 07/05/2019	4,345,000	4,288,280
1.160%, 11/01/2019	5,730,000	5,655,556
1.290%, 07/13/2020	3,590,000	3,493,181
1.440%, 08/16/2021	4,680,000	4,520,267
1.680%, 04/05/2021	4,290,000	4,193,492
Federal Home Loan Bank
1.125%, 10/11/2019	4,345,000	4,291,244
1.150%, 06/22/2018	4,710,000	4,686,097
1.550%, 10/26/2020	4,075,000	4,017,746
1.700%, 04/26/2021	4,450,000	4,330,540
Federal Home Loan Mortgage Corp.
1.000%, 05/25/2018	4,435,000	4,413,716
1.150%, 09/14/2018	5,745,000	5,745,695
1.250%, 07/26/2019	3,590,000	3,570,646
1.300%, 08/23/2019	5,800,000	5,751,843
3.000%, 07/01/2030	2,712,327	2,791,896
5.500%, 07/01/2040	1,042,181	1,194,885
Federal National Mortgage Association
1.000%, 12/28/2017	2,900,000	2,898,770
1.125%, 07/20/2018	1,600,000	1,601,285
1.250%, 08/23/2019	5,745,000	5,709,295

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
1.375%, 02/26/2021	$2,400,000	$2,356,716
2.500%, 10/01/2027	1,436,835	1,450,922
3.000%, 03/01/2028 to 03/01/2031	18,887,825	19,464,076
3.500%, 12/01/2025	772,277	806,095
5.500%, 05/01/2034 to 08/01/2040	1,327,988	1,499,291
6.500%, 01/01/2039	806,202	924,005
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,550,466
3.875%, 02/15/2021	10,250,000	11,068,997
4.500%, 04/01/2018	6,176,000	6,448,238
5.500%, 07/18/2017	3,221,000	3,315,746
		155,030,290
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $215,490,226)		$213,875,783

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.1%
U.S. Government Agency - 4.1%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA,
4.500%, 08/15/2036	7,671	7,685
Series 4482, Class MA,
2.000%, 04/15/2031	748,622	753,180
Series K017, Class X1 IO,
1.519%, 12/25/2021	19,975,755	1,114,977
Series K018, Class X1 IO,
1.540%, 01/25/2022	2,532,282	143,694
Series K022, Class X1 IO,
1.395%, 07/25/2022	7,343,271	422,392
Series K026, Class X1 IO,
1.154%, 11/25/2022	3,110,172	153,457
Series K030, Class X1 IO,
0.327%, 04/25/2023	135,215,264	1,577,367
Series K038, Class X1 IO,
1.343%, 03/25/2024	4,898,134	336,034
Series K704, Class X1 IO,
2.118%, 08/25/2018	10,027,924	263,590
Series K706, Class X1 IO,
1.687%, 10/25/2018	3,908,273	96,068
Series K707, Class X1 IO,
1.666%, 12/25/2018	1,410,702	36,236
Series K709, Class X1 IO,
1.649%, 03/25/2019	2,084,051	59,986
Series K710, Class X1 IO,
1.890%, 05/25/2019	2,807,730	97,313
Series K711, Class X1 IO,
1.815%, 07/25/2019	5,427,250	190,487
Series K715, Class X1 IO,
1.287%, 01/25/2021	15,305,348	610,924
Series K718, Class X1 IO,
0.769%, 01/25/2022	14,407,928	399,487
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	1,212,231	1,267,699
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,585,963	1,666,435
Government National Mortgage
Association, Series 2012-114,
Class IO 0.847%, 01/16/2053	1,061,026	63,907
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,431,371)		$9,260,918

SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 0.6%
Federal Home Loan Bank Discount Note,
0.100%, 12/01/2016 *	$1,440,000	$1,440,000
Repurchase agreement - 0.6%
Barclays Tri-Party Repurchase Agreement
dated 11/30/2016 at 0.260% to be
repurchased at $926,007 on 12/01/2016,
collateralized by $687,700 U.S. Treasury
Inflation Indexed Bonds, 2.500% due
01/15/2029 (valued at $944,546,
including interest)	926,000	926,000
Repurchase Agreement with State Street
Corp. dated 11/30/2016 at 0.030% to be
repurchased at $346,000 on 12/01/2016,
collateralized by $340,000 U.S. Treasury
Notes, 2.750% due 02/15/2024 (valued at
$355,300, including interest)	346,000	346,000
		1,272,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,712,000)		$2,712,000
Total Investments (Short Term Government Income Fund)
(Cost $227,633,597) - 99.7%		$225,848,701
Other assets and liabilities, net - 0.3%		672,794
TOTAL NET ASSETS - 100.0%		$226,521,495

Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.1%
Consumer discretionary - 11.6%
Auto components - 0.9%
Fox Factory Holding Corp. (I)	75,988	$1,907,302
Hotels, restaurants and leisure - 6.3%
ClubCorp Holdings, Inc.	227,592	2,958,696
Jack in the Box, Inc.	14,904	1,550,314
Panera Bread Company, Class A (I)	18,578	3,940,580
Planet Fitness, Inc., Class A (L)	140,756	2,853,124
Wingstop, Inc. (L)	62,512	1,918,493
		13,221,207
Specialty retail - 2.3%
Dick’s Sporting Goods, Inc.	31,068	1,835,187
Five Below, Inc. (I)(L)	17,996	708,323
Monro Muffler Brake, Inc. (L)	35,930	2,148,614
		4,692,124
Textiles, apparel and luxury goods - 2.1%
Columbia Sportswear Company	669	38,046
Kate Spade & Company (I)	115,014	1,707,958
Steven Madden, Ltd. (I)	72,634	2,691,090
		4,437,094
		24,257,727
Consumer staples - 0.7%
Beverages - 0.7%
MGP Ingredients, Inc. (L)	30,308	1,433,568
Energy - 3.2%
Energy equipment and services - 0.1%
Patterson-UTI Energy, Inc.	8,242	219,814

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels - 3.1%
Centennial Resource Development, Inc.,
Class A (I)(L)	78,429	$1,427,408
QEP Resources, Inc. (I)	96,702	1,901,161
WPX Energy, Inc. (I)	196,835	3,058,816
		6,387,385
		6,607,199
Financials - 7.3%
Banks - 4.6%
MB Financial, Inc.	71,757	3,104,925
Sterling Bancorp	142,571	3,243,490
United Community Banks, Inc.	115,093	3,128,228
		9,476,643
Capital markets - 0.8%
WisdomTree Investments, Inc. (L)	158,830	1,756,660
Insurance - 0.8%
Assurant, Inc.	19,244	1,661,527
Mortgage real estate investment trusts - 1.1%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	119,286	2,371,406
		15,266,236
Health care - 18.2%
Biotechnology - 7.6%
Alder Biopharmaceuticals, Inc. (I)(L)	43,685	1,028,782
Bluebird Bio, Inc. (I)(L)	22,546	1,360,651
Coherus Biosciences, Inc. (I)(L)	23,469	631,316
Five Prime Therapeutics, Inc. (I)	37,123	2,135,315
Galapagos NV, ADR (I)	28,535	1,686,989
Global Blood Therapeutics, Inc. (I)(L)	42,263	809,336
Ionis Pharmaceuticals, Inc. (I)	27,507	1,203,706
Ironwood Pharmaceuticals, Inc. (I)	56,447	880,855
Otonomy, Inc. (I)(L)	55,912	950,504
Portola Pharmaceuticals, Inc. (I)	32,549	585,557
PTC Therapeutics, Inc. (I)(L)	37,394	416,569
TESARO, Inc. (I)(L)	18,731	2,541,609
Ultragenyx Pharmaceutical, Inc. (I)(L)	19,935	1,560,711
		15,791,900
Health care equipment and supplies - 6.7%
ABIOMED, Inc. (I)	15,190	1,704,926
Align Technology, Inc. (I)	39,995	3,721,535
DexCom, Inc. (I)	30,114	1,966,143
Inogen, Inc. (I)	17,951	1,156,583
Insulet Corp. (I)	98,002	3,297,767
Nevro Corp. (I)(L)	28,429	2,161,457
		14,008,411
Health care providers and services - 0.8%
Acadia Healthcare Company, Inc. (I)(L)	44,013	1,672,934
Health care technology - 1.3%
Veeva Systems, Inc., Class A (I)	60,290	2,802,279
Life sciences tools and services - 0.4%
Patheon NV (I)	29,426	805,095
Pharmaceuticals - 1.4%
Aerie Pharmaceuticals, Inc. (I)	60,947	2,264,181
Intersect ENT, Inc. (I)(L)	26,235	272,844
MyoKardia, Inc. (I)(L)	26,281	413,926
		2,950,951
		38,031,570
COMMON STOCKS (continued)
Industrials - 17.2%
Aerospace and defense - 1.2%
Astronics Corp. (I)	33,892	1,251,293
HEICO Corp., Class A	18,345	1,232,784
		2,484,077
Airlines - 0.8%
Spirit Airlines, Inc. (I)	30,630	1,703,028
Building products - 2.4%
Advanced Drainage Systems, Inc. (L)	112,250	2,278,675
Masonite International Corp. (I)	43,435	2,814,588
		5,093,263
Commercial services and supplies - 0.8%
Clean Harbors, Inc. (I)	29,600	1,564,360
Machinery - 3.6%
Altra Industrial Motion Corp.	87,949	3,078,215
The Middleby Corp. (I)	31,537	4,319,938
		7,398,153
Marine - 1.1%
Kirby Corp. (I)	34,945	2,217,260
Professional services - 0.9%
WageWorks, Inc. (I)	26,424	1,951,412
Road and rail - 3.6%
Knight Transportation, Inc.	132,234	4,628,190
Swift Transportation Company (I)(L)	117,300	2,928,981
		7,557,171
Trading companies and distributors - 2.8%
Applied Industrial Technologies, Inc.	45,452	2,720,302
Beacon Roofing Supply, Inc. (I)	34,273	1,589,924
WESCO International, Inc. (I)	21,760	1,477,504
		5,787,730
		35,756,454
Information technology - 29.4%
Communications equipment - 1.0%
Arista Networks, Inc. (I)	21,981	2,084,019
Electronic equipment, instruments and components - 0.8%
Coherent, Inc. (I)	12,167	1,587,794
Internet software and services - 9.1%
2U, Inc. (I)(L)	36,571	1,209,037
CoStar Group, Inc. (I)	10,039	1,918,553
Envestnet, Inc. (I)	51,000	1,841,100
Five9, Inc. (I)	74,110	1,173,161
GoDaddy, Inc., Class A (I)	83,274	2,942,903
Just Eat PLC (I)	171,274	1,254,151
Mimecast, Ltd. (I)(L)	67,014	1,371,106
Stamps.com, Inc. (I)(L)	18,516	1,966,399
The Trade Desk, Inc., Class A (I)	4,059	107,888
Wix.com, Ltd. (I)	58,617	2,901,542
Zillow Group, Inc., Class C (I)(L)	65,122	2,339,182
		19,025,022
IT services - 4.2%
Blackhawk Network Holdings, Inc. (I)	40,103	1,443,708
EPAM Systems, Inc. (I)	14,407	949,421
InterXion Holding NV (I)	53,011	1,810,856
WEX, Inc. (I)	27,077	2,992,279
WNS Holdings, Ltd., ADR (I)	61,268	1,533,538
		8,729,802

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment - 3.0%
Entegris, Inc. (I)	91,017	$1,633,755
MACOM Technology Solutions
Holdings, Inc. (I)	34,680	1,727,758
MaxLinear, Inc., Class A (I)	32,440	662,749
Tower Semiconductor, Ltd. (I)	121,461	2,181,440
		6,205,702
Software - 11.3%
Atlassian Corp. PLC, Class A (I)	29,817	809,233
BroadSoft, Inc. (I)	49,940	2,072,510
CommVault Systems, Inc. (I)	26,127	1,410,858
Fair Isaac Corp.	28,863	3,281,434
Gigamon, Inc. (I)	51,206	2,731,840
Guidewire Software, Inc. (I)	37,650	2,097,482
HubSpot, Inc. (I)	41,996	2,355,976
Nutanix, Inc. (I)	39,570	1,202,327
Paylocity Holding Corp. (I)(L)	17,836	590,550
Proofpoint, Inc. (I)	24,731	1,904,534
SS&C Technologies Holdings, Inc.	82,542	2,477,085
Telogis, Inc. (I)(R)	162,887	469,115
The Ultimate Software Group, Inc. (I)	9,642	1,975,935
Zendesk, Inc. (I)	7,941	169,064
		23,547,943
		61,180,282
Materials - 3.5%
Chemicals - 1.4%
Platform Specialty Products Corp. (I)	311,746	2,914,825
Construction materials - 2.1%
Headwaters, Inc. (I)	184,890	4,381,893
		7,296,718
Real estate - 2.9%
Equity real estate investment trusts - 1.1%
CoreSite Realty Corp.	32,084	2,262,885
Real estate management and development - 1.8%
FirstService Corp.	17,761	771,005
Kennedy-Wilson Holdings, Inc.	142,010	3,031,914
		3,802,919
		6,065,804
Telecommunication services - 0.6%
Diversified telecommunication services - 0.6%
ORBCOMM, Inc. (I)(L)	139,802	1,175,735
Utilities - 0.5%
Water utilities - 0.5%
AquaVenture Holdings, Ltd. (I)(L)	48,501	1,127,648
TOTAL COMMON STOCKS (Cost $166,880,092)		$198,198,941

PREFERRED SECURITIES - 2.4%
Consumer discretionary - 0.2%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	12,795	429,784
Information technology - 2.2%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	30,455	728,484
Internet software and services - 0.2%
DocuSign, Inc., Series B (I)(R)	1,234	23,927
DocuSign, Inc., Series B1 (I)(R)	370	7,174
DocuSign, Inc., Series D (I)(R)	887	17,199
DocuSign, Inc., Series E (I)(R)	19,201	372,307
		420,607
Software - 1.6%
Cloudera, Inc., Series F (I)(R)	33,122	688,275
DraftKings, Inc., Series D (I)(R)	46,784	178,715
DraftKings, Inc., Series D1 (I)(R)	41,614	211,399
MarkLogic Corp., Series F (I)(R)	72,325	671,176
Telogis, Inc. (I)(R)	221,826	878,431
Zuora, Inc., Series F (I)(R)	192,994	746,887
		3,374,883
		4,523,974
TOTAL PREFERRED SECURITIES (Cost $4,548,275)		$4,953,758

SECURITIES LENDING COLLATERAL - 13.7%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	2,858,346	28,605,753
TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,603,884)		$28,605,753

SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Deutsche Bank Tri-Party
Repurchase Agreement dated
11/30/2016 at 0.270% to be
repurchased at $3,400,026 on
12/01/2016, collateralized by
$3,312,611 Government National
Mortgage Association, 3.500% due
08/20/2046 (valued at $3,468,001,
including interest)	$3,400,000	3,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,400,000)		$3,400,000
Total Investments (Small Cap Growth Fund)
(Cost $203,432,251) - 112.8%		$235,158,452
Other assets and liabilities, net - (12.8%)		(26,663,888)
TOTAL NET ASSETS - 100.0%		$208,494,564

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.7%
Consumer discretionary - 11.3%
Auto components - 0.6%
Visteon Corp.	15,443	$1,214,901
Distributors - 1.0%
Pool Corp.	19,555	1,967,429
Hotels, restaurants and leisure - 3.8%
Dunkin’ Brands Group, Inc.	32,076	1,741,406
Jack in the Box, Inc.	15,003	1,560,612
Panera Bread Company, Class A (I)	6,431	1,364,079
Penn National Gaming, Inc. (I)	91,774	1,218,759
Texas Roadhouse, Inc.	34,562	1,620,612
		7,505,468

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables - 0.6%
CalAtlantic Group, Inc.	34,394	$1,148,416
Leisure products - 0.8%
Brunswick Corp.	30,633	1,535,326
Media - 0.7%
IMAX Corp. (I)(L)	43,324	1,384,202
Specialty retail - 1.7%
DSW, Inc., Class A	38,507	914,926
Five Below, Inc. (I)(L)	32,653	1,285,222
Urban Outfitters, Inc. (I)	41,398	1,308,177
		3,508,325
Textiles, apparel and luxury goods - 2.1%
Carter’s, Inc.	16,046	1,464,839
G-III Apparel Group, Ltd. (I)	40,483	1,099,518
Steven Madden, Ltd. (I)	44,670	1,655,024
		4,219,381
		22,483,448
Consumer staples - 2.5%
Beverages - 0.6%
The Boston Beer Company, Inc.,
Class A (I)(L)	6,589	1,140,556
Food products - 1.9%
B&G Foods, Inc.	35,802	1,532,326
Lancaster Colony Corp.	17,537	2,376,439
		3,908,765
		5,049,321
Energy - 5.4%
Energy equipment and services - 1.4%
Patterson-UTI Energy, Inc.	106,147	2,830,940
Oil, gas and consumable fuels - 4.0%
Centennial Resource Development, Inc.,
Class A (I)(L)	76,543	1,393,083
Energen Corp. (I)	34,503	2,141,601
Laredo Petroleum, Inc. (I)	129,060	2,063,669
Parsley Energy, Inc., Class A (I)	61,305	2,338,786
		7,937,139
		10,768,079
Financials - 6.4%
Banks - 3.4%
BankUnited, Inc.	40,020	1,417,909
Cathay General Bancorp	51,670	1,813,617
Cullen/Frost Bankers, Inc. (L)	21,031	1,731,062
MB Financial, Inc.	41,227	1,783,892
		6,746,480
Capital markets - 1.3%
MarketAxess Holdings, Inc.	10,354	1,716,383
WisdomTree Investments, Inc. (L)	86,802	960,030
		2,676,413
Insurance - 1.7%
American Equity Investment Life
Holding Company (L)	62,489	1,295,397
American Financial Group, Inc.	9,076	746,319
RLI Corp.	20,696	1,242,588
		3,284,304
		12,707,197
Health care - 22.3%
Biotechnology - 4.1%
ACADIA Pharmaceuticals, Inc. (I)	25,107	677,638
Exelixis, Inc. (I)	171,428	2,900,562
Halozyme Therapeutics, Inc. (I)(L)	56,857	671,481
Momenta Pharmaceuticals, Inc. (I)	94,634	1,339,071
Neurocrine Biosciences, Inc. (I)	28,966	1,345,471
Repligen Corp. (I)	40,717	1,311,087
		8,245,310
Health care equipment and supplies - 8.2%
Align Technology, Inc. (I)	18,833	1,752,411
Cantel Medical Corp.	20,619	1,681,892
DexCom, Inc. (I)	21,215	1,385,127
Halyard Health, Inc. (I)	44,297	1,645,634
Hill-Rom Holdings, Inc.	33,105	1,765,821
ICU Medical, Inc. (I)	9,097	1,366,824
Integra LifeSciences Holdings Corp. (I)	17,709	1,430,887
Nevro Corp. (I)	17,672	1,343,602
NuVasive, Inc. (I)	30,639	1,988,471
NxStage Medical, Inc. (I)	78,915	1,950,779
		16,311,448
Health care providers and services - 4.4%
Chemed Corp. (L)	9,826	1,463,779
HealthEquity, Inc. (I)	55,681	2,479,475
HealthSouth Corp. (L)	41,751	1,739,764
Select Medical Holdings Corp. (I)	102,451	1,244,780
VCA, Inc. (I)	28,568	1,788,357
		8,716,155
Life sciences tools and services - 3.5%
Bio-Techne Corp.	15,963	1,681,862
Pacific Biosciences of California, Inc. (I)	169,313	1,288,472
PAREXEL International Corp. (I)	10,318	608,762
PerkinElmer, Inc.	31,435	1,594,383
VWR Corp. (I)	63,144	1,717,517
		6,890,996
Pharmaceuticals - 2.1%
Catalent, Inc. (I)	55,639	1,331,441
Impax Laboratories, Inc. (I)	19,201	277,454
Nektar Therapeutics (I)	111,418	1,368,770
Prestige Brands Holdings, Inc. (I)	27,435	1,305,083
		4,282,748
		44,446,657
Industrials - 15.6%
Aerospace and defense - 1.6%
BWX Technologies, Inc.	38,127	1,493,053
TransDigm Group, Inc.	6,688	1,681,564
		3,174,617
Air freight and logistics - 0.8%
Forward Air Corp.	33,281	1,610,135
Building products - 1.7%
AO Smith Corp.	38,183	1,856,839
Masonite International Corp. (I)	23,199	1,503,295
		3,360,134
Commercial services and supplies - 1.2%
Pitney Bowes, Inc.	74,681	1,071,672
Steelcase, Inc., Class A	91,417	1,421,534
		2,493,206

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment - 1.2%
Acuity Brands, Inc.	9,146	$2,299,396
Machinery - 4.1%
ITT, Inc.	41,543	1,677,091
John Bean Technologies Corp.	21,351	1,925,860
Lincoln Electric Holdings, Inc.	19,199	1,507,313
WABCO Holdings, Inc. (I)	12,882	1,269,006
Wabtec Corp. (L)	20,865	1,766,640
		8,145,910
Marine - 0.7%
Kirby Corp. (I)	22,885	1,452,053
Professional services - 0.6%
CEB, Inc.	20,373	1,200,988
Road and rail - 3.0%
Knight Transportation, Inc.	66,810	2,338,350
Old Dominion Freight Line, Inc. (I)	22,421	1,957,353
Swift Transportation Company (I)(L)	71,423	1,783,432
		6,079,135
Trading companies and distributors - 0.7%
Watsco, Inc.	9,244	1,377,356
		31,192,930
Information technology - 28.2%
Electronic equipment, instruments and components - 4.0%
Cognex Corp.	36,040	2,151,948
Littelfuse, Inc.	11,649	1,698,308
SYNNEX Corp.	20,289	2,371,987
Zebra Technologies Corp., Class A (I)	22,117	1,748,349
		7,970,592
Internet software and services - 2.0%
CoStar Group, Inc. (I)	8,534	1,630,933
Pandora Media, Inc. (I)(L)	70,987	824,869
Q2 Holdings, Inc. (I)	51,715	1,525,593
		3,981,395
IT services - 3.5%
Booz Allen Hamilton Holding Corp.	62,504	2,363,276
EPAM Systems, Inc. (I)	20,623	1,359,056
Euronet Worldwide, Inc. (I)	24,845	1,781,883
ExlService Holdings, Inc. (I)	29,378	1,397,218
		6,901,433
Semiconductors and semiconductor equipment - 6.4%
Cavium, Inc. (I)	25,169	1,435,388
Cirrus Logic, Inc. (I)	18,236	1,002,980
Integrated Device Technology, Inc. (I)	62,963	1,473,334
MKS Instruments, Inc.	42,144	2,425,387
Monolithic Power Systems, Inc.	31,330	2,570,313
Power Integrations, Inc.	29,449	1,981,918
Silicon Laboratories, Inc. (I)	29,444	1,953,609
		12,842,929
Software - 12.0%
Aspen Technology, Inc. (I)	40,309	2,129,524
CommVault Systems, Inc. (I)	33,975	1,834,650
Fair Isaac Corp.	17,298	1,966,610
Guidewire Software, Inc. (I)	32,229	1,795,478
Interactive Intelligence Group, Inc. (I)	12,823	775,150
Manhattan Associates, Inc. (I)	30,935	1,620,994
Mentor Graphics Corp.	64,956	2,374,142
MicroStrategy, Inc., Class A (I)	10,478	2,033,046
Proofpoint, Inc. (I)(L)	18,093	1,393,342
Qualys, Inc. (I)	38,870	1,290,484
RealPage, Inc. (I)	44,313	1,267,352
Take-Two Interactive Software, Inc. (I)	43,867	2,159,572
The Ultimate Software Group, Inc. (I)	10,700	2,192,751
Verint Systems, Inc. (I)	26,508	995,375
		23,828,470
Technology hardware, storage and peripherals - 0.3%
Cray, Inc. (I)	33,764	651,645
		56,176,464
Materials - 3.1%
Chemicals - 0.8%
PolyOne Corp.	47,957	1,581,142
Construction materials - 1.3%
Martin Marietta Materials, Inc.	11,648	2,556,154
Containers and packaging - 1.0%
Berry Plastics Group, Inc. (I)(L)	43,306	2,155,340
		6,292,636
Real estate - 1.7%
Equity real estate investment trusts - 1.7%
CubeSmart	47,639	1,174,301
Highwoods Properties, Inc.	18,505	889,350
Physicians Realty Trust	70,416	1,275,938
		3,339,589
		3,339,589
Telecommunication services - 1.2%
Diversified telecommunication services - 1.2%
SBA Communications Corp., Class A (I)	25,342	2,507,846
TOTAL COMMON STOCKS (Cost $145,933,726)		$194,964,167

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	1,230,615	12,315,747
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,315,386)		$12,315,747

SHORT-TERM INVESTMENTS - 2.5%
Money market funds - 2.5%
State Street Institutional Treasury
Money Market Fund,
Premier Class, 0.2549% (Y)	4,932,338	4,932,338
TOTAL SHORT-TERM INVESTMENTS (Cost $4,932,338)		$4,932,338
Total Investments (Small Company Growth Fund)
(Cost $163,181,450) - 106.4%		$212,212,252
Other assets and liabilities, net - (6.4%)		(12,740,603)
TOTAL NET ASSETS - 100.0%		$199,471,649

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Consumer discretionary - 11.5%
Auto components - 2.1%
Dorman Products, Inc. (I)	29,300	$2,116,632
Drew Industries, Inc.	28,100	2,953,310
		5,069,942

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Distributors - 1.1%
Pool Corp.	25,200	$2,535,372
Diversified consumer services - 1.2%
American Public Education, Inc. (I)	38,600	891,660
Capella Education Company	24,000	2,094,000
		2,985,660
Hotels, restaurants and leisure - 0.7%
ILG, Inc.	51,400	928,798
Red Robin Gourmet Burgers, Inc. (I)	16,500	848,925
		1,777,723
Household durables - 1.4%
Cavco Industries, Inc. (I)	14,100	1,333,155
CSS Industries, Inc.	35,200	957,088
Ethan Allen Interiors, Inc.	34,000	1,173,000
		3,463,243
Media - 1.4%
Cable One, Inc.	1,900	1,123,014
New Media Investment Group, Inc.	85,800	1,317,888
Scholastic Corp.	19,700	868,573
		3,309,475
Multiline retail - 0.2%
Fred’s, Inc., Class A	54,400	543,456
Specialty retail - 2.1%
Aaron’s, Inc.	67,200	1,956,864
Genesco, Inc. (I)	11,500	726,800
Lumber Liquidators Holdings, Inc. (I)(L)	49,400	871,910
Party City Holdco, Inc. (I)	43,600	699,780
Pier 1 Imports, Inc.	49,273	275,436
Sportsman’s Warehouse Holdings, Inc. (I)	67,663	608,967
		5,139,757
Textiles, apparel and luxury goods - 1.3%
Crocs, Inc. (I)	42,400	296,800
Culp, Inc.	38,200	1,289,250
Steven Madden, Ltd. (I)	39,800	1,474,590
		3,060,640
		27,885,268
Consumer staples - 3.3%
Food and staples retailing - 1.4%
PriceSmart, Inc.	18,000	1,643,400
SpartanNash Company	44,100	1,596,861
		3,240,261
Food products - 1.1%
Nomad Foods, Ltd. (I)	40,137	377,689
Pinnacle Foods, Inc.	21,100	1,045,716
Post Holdings, Inc. (I)	15,700	1,198,381
		2,621,786
Household products - 0.5%
Energizer Holdings, Inc.	28,700	1,287,769
Tobacco - 0.3%
Vector Group, Ltd.	36,443	778,058
		7,927,874
Energy - 4.4%
Energy equipment and services - 1.0%
Oceaneering International, Inc.	34,500	919,425
Tesco Corp. (I)	116,000	899,000
TETRA Technologies, Inc. (I)	132,300	718,389
		2,536,814
Oil, gas and consumable fuels - 3.4%
Matador Resources Company (I)	82,300	2,192,472
Parsley Energy, Inc., Class A (I)	41,900	1,598,485
Rice Energy, Inc. (I)	44,700	1,088,445
Western Refining, Inc.	37,600	1,348,712
WPX Energy, Inc. (I)	130,200	2,023,308
		8,251,422
		10,788,236
Financials - 29.6%
Banks - 17.8%
BankUnited, Inc.	83,000	2,940,690
CoBiz Financial, Inc.	79,800	1,207,374
Columbia Banking System, Inc.	69,300	2,759,526
East West Bancorp, Inc.	81,995	3,925,921
First Hawaiian, Inc.	29,328	879,547
Glacier Bancorp, Inc.	67,100	2,301,530
Home BancShares, Inc.	208,400	5,391,308
Hope Bancorp, Inc.	89,700	1,785,030
National Bank Holdings Corp., Class A	62,950	1,712,240
Pinnacle Financial Partners, Inc.	19,600	1,264,200
Popular, Inc.	61,100	2,483,715
Prosperity Bancshares, Inc.	43,300	2,863,429
Sandy Spring Bancorp, Inc.	30,000	1,092,000
SVB Financial Group (I)	20,300	3,208,009
Synovus Financial Corp.	24,100	932,911
Texas Capital Bancshares, Inc. (I)	22,800	1,658,700
Towne Bank	84,700	2,731,575
Webster Financial Corp.	40,080	1,988,369
Wintrust Financial Corp.	29,100	1,915,944
		43,042,018
Capital markets - 3.2%
Bats Global Markets, Inc.	37,629	1,196,602
Conyers Park Acquisition Corp. (I)	39,300	416,580
Hercules Capital, Inc.	122,300	1,670,618
Houlihan Lokey, Inc.	21,526	613,276
Janus Capital Group, Inc.	70,900	957,150
Main Street Capital Corp. (L)	25,400	925,068
Safeguard Scientifics, Inc. (I)	42,300	497,025
Stifel Financial Corp. (I)	13,300	663,005
TPG Specialty Lending, Inc.	50,600	927,498
		7,866,822
Consumer finance - 0.6%
Green Dot Corp., Class A (I)	56,100	1,352,571
Diversified financial services - 0.4%
Compass Diversified Holdings	56,400	1,063,140
Insurance - 3.6%
Assured Guaranty, Ltd.	39,202	1,401,864
Employers Holdings, Inc.	36,450	1,288,508
Kinsale Capital Group, Inc.	18,456	526,181
ProAssurance Corp.	50,434	2,826,826
RenaissanceRe Holdings, Ltd.	4,700	613,632
Safety Insurance Group, Inc.	13,200	928,620
State Auto Financial Corp.	40,000	1,031,600
		8,617,231
Mortgage real estate investment trusts - 0.9%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	67,300	1,337,924
Redwood Trust, Inc.	63,600	967,992
		2,305,916

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance - 3.1%
Beneficial Bancorp, Inc. (I)	103,231	$1,796,219
Meridian Bancorp, Inc.	39,200	695,800
Radian Group, Inc.	122,300	1,780,688
United Financial Bancorp, Inc.	104,400	1,762,272
WSFS Financial Corp.	34,600	1,475,690
		7,510,669
		71,758,367
Health care - 6.8%
Health care equipment and supplies - 4.9%
Analogic Corp.	12,700	1,170,305
Atrion Corp.	5,135	2,519,231
Haemonetics Corp. (I)	45,400	1,799,202
Halyard Health, Inc. (I)	51,400	1,909,510
Quidel Corp. (I)	61,500	1,410,195
West Pharmaceutical Services, Inc.	37,000	3,002,550
		11,810,993
Health care providers and services - 1.9%
National HealthCare Corp.	12,100	830,060
Select Medical Holdings Corp. (I)	73,300	890,595
The Ensign Group, Inc.	19,300	417,266
Triple-S Management Corp., Class B (I)	32,330	720,312
WellCare Health Plans, Inc. (I)	13,500	1,849,770
		4,708,003
		16,518,996
Industrials - 13.2%
Aerospace and defense - 0.4%
Triumph Group, Inc.	31,700	881,260
Building products - 0.6%
Universal Forest Products, Inc.	15,900	1,579,506
Commercial services and supplies - 1.9%
Brady Corp., Class A	35,200	1,293,600
Matthews International Corp., Class A	13,600	989,400
McGrath RentCorp	42,216	1,558,615
MSA Safety, Inc.	13,500	839,160
		4,680,775
Construction and engineering - 0.8%
Aegion Corp. (I)	78,400	1,896,496
Machinery - 3.4%
CIRCOR International, Inc.	23,200	1,470,184
Colfax Corp. (I)	26,900	1,011,709
ESCO Technologies, Inc.	42,800	2,392,520
Hillenbrand, Inc.	23,370	817,950
RBC Bearings, Inc. (I)	14,600	1,237,496
Sun Hydraulics Corp.	31,669	1,258,526
		8,188,385
Marine - 0.4%
Kirby Corp. (I)	15,700	996,165
Professional services - 1.3%
FTI Consulting, Inc. (I)	26,500	1,131,550
Navigant Consulting, Inc. (I)	77,800	1,921,660
		3,053,210
Road and rail - 2.6%
Genesee & Wyoming, Inc., Class A (I)	24,800	1,894,720
Landstar System, Inc.	46,500	3,787,425
Universal Logistics Holdings, Inc.	47,800	678,760
		6,360,905
Trading companies and distributors - 1.8%
Applied Industrial Technologies, Inc.	23,800	1,424,430
Beacon Roofing Supply, Inc. (I)	40,900	1,897,351
Kaman Corp.	19,900	969,528
		4,291,309
		31,928,011
Information technology - 10.6%
Communications equipment - 0.9%
Harmonic, Inc. (I)	198,100	921,165
Ixia (I)	94,200	1,295,250
		2,216,415
Electronic equipment, instruments and
components - 5.4%
Badger Meter, Inc.	32,500	1,178,125
Belden, Inc.	46,500	3,436,350
Knowles Corp. (I)	110,100	1,764,903
Littelfuse, Inc.	23,200	3,382,328
Methode Electronics, Inc.	32,900	1,215,655
SYNNEX Corp.	17,800	2,080,998
		13,058,359
Internet software and services - 0.1%
Rightside Group, Ltd. (I)	25,203	197,844
IT services - 0.6%
CSRA, Inc.	43,200	1,382,832
Semiconductors and semiconductor equipment - 2.6%
Advanced Energy Industries, Inc. (I)	33,300	1,838,493
Brooks Automation, Inc.	66,800	1,088,840
Cabot Microelectronics Corp.	22,800	1,358,424
Intersil Corp., Class A	67,500	1,495,125
Rudolph Technologies, Inc. (I)	31,700	621,320
		6,402,202
Software - 1.0%
Callidus Software, Inc. (I)	59,800	938,860
Progress Software Corp.	46,900	1,386,833
		2,325,693
		25,583,345
Materials - 4.9%
Chemicals - 2.4%
American Vanguard Corp.	50,800	924,560
Innospec, Inc.	15,047	988,588
KMG Chemicals, Inc.	37,800	1,276,884
Minerals Technologies, Inc.	33,600	2,721,600
		5,911,632
Containers and packaging - 0.6%
Myers Industries, Inc.	104,100	1,473,015
Metals and mining - 1.1%
Carpenter Technology Corp.	41,800	1,495,186
Reliance Steel & Aluminum Company	13,600	1,102,960
		2,598,146
Paper and forest products - 0.8%
Clearwater Paper Corp. (I)	32,000	1,990,400
		11,973,193
Real estate - 8.2%
Equity real estate investment trusts - 8.2%
Acadia Realty Trust	56,300	1,861,278
American Assets Trust, Inc.	13,800	552,828

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
American Campus Communities, Inc.	22,000	$1,036,420
CatchMark Timber Trust, Inc., Class A	13,064	142,920
Cedar Realty Trust, Inc.	270,800	1,746,658
Douglas Emmett, Inc.	33,200	1,218,108
EastGroup Properties, Inc.	28,500	1,946,835
First Potomac Realty Trust	149,380	1,468,405
Healthcare Realty Trust, Inc.	33,400	981,292
Kilroy Realty Corp.	21,100	1,526,374
Potlatch Corp.	36,000	1,478,700
PS Business Parks, Inc.	14,700	1,642,431
Retail Opportunity Investments Corp.	40,700	840,048
Saul Centers, Inc.	27,300	1,733,277
Washington Real Estate Investment Trust	51,000	1,584,060
		19,759,634
		19,759,634
Utilities - 6.0%
Electric utilities - 2.1%
El Paso Electric Company	25,900	1,166,795
PNM Resources, Inc.	80,800	2,553,280
Portland General Electric Company	34,900	1,451,840
		5,171,915
Gas utilities - 2.4%
Atmos Energy Corp.	17,300	1,230,376
Chesapeake Utilities Corp.	32,900	2,131,920
ONE Gas, Inc.	41,900	2,514,419
		5,876,715
Independent power and renewable electricity
producers - 0.4%
NRG Energy, Inc.	73,600	834,624
Multi-utilities - 0.8%
NorthWestern Corp.	35,900	2,013,990
Water utilities - 0.3%
California Water Service Group	19,000	656,450
		14,553,694
TOTAL COMMON STOCKS (Cost $141,574,149)		$238,676,618

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	131,085	1,311,874
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,311,487)		$1,311,874

SHORT-TERM INVESTMENTS - 1.9%
Money market funds - 1.9%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	291,969	291,969
T. Rowe Price Government Money Fund,
0.3603% (Y)	4,354,772	4,354,772
		4,646,741
TOTAL SHORT-TERM INVESTMENTS (Cost $4,646,741)		$4,646,741
Total Investments (Small Company Value Fund)
(Cost $147,532,377) - 101.0%		$244,635,233
Other assets and liabilities, net - (1.0%)		(2,314,896)
TOTAL NET ASSETS - 100.0%		$242,320,337

Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.0%
Consumer discretionary - 10.4%
Auto components - 0.6%
Adient PLC (I)	19,301	$1,033,762
Aisin Seiki Company, Ltd.	29,500	1,281,095
American Axle & Manufacturing
Holdings, Inc. (I)	14,245	223,077
BorgWarner, Inc.	41,308	1,470,565
Bridgestone Corp.	100,300	3,892,063
Cheng Shin Rubber Industry Company, Ltd.	397,516	746,486
Cie Generale des Etablissements Michelin	25,687	2,742,525
Continental AG	17,090	3,028,822
Cooper Tire & Rubber Company	10,129	387,941
Cooper-Standard Holding, Inc. (I)	2,727	259,938
Dana, Inc.	67,351	1,137,558
Delphi Automotive PLC	55,799	3,571,136
Denso Corp.	75,500	3,358,683
Dorman Products, Inc. (I)	4,894	353,543
Drew Industries, Inc.	4,383	460,653
Federal-Mogul Holdings Corp. (I)	6,036	57,765
Fox Factory Holding Corp. (I)	4,199	105,395
Gentex Corp.	79,489	1,469,752
Gentherm, Inc. (I)	6,917	220,306
GKN PLC	258,137	999,342
Hankook Tire Company, Ltd.	9,818	454,565
Hanon Systems	24,679	205,924
Horizon Global Corp. (I)	3,457	79,546
Hyundai Mobis Company, Ltd.	9,001	1,916,475
Hyundai Wia Corp.	2,155	126,799
Koito Manufacturing Company, Ltd.	17,600	931,639
Linamar Corp.	8,354	321,772
Magna International, Inc.	61,880	2,500,444
Metaldyne Performance Group, Inc.	3,062	61,852
Modine Manufacturing Company (I)	8,827	103,717
Motorcar Parts of America, Inc. (I)	3,543	86,662
NGK Spark Plug Company, Ltd.	27,900	586,158
NHK Spring Company, Ltd.	32,500	309,410
NOK Corp.	15,000	303,590
Nokian Renkaat OYJ	11,926	429,850
Spartan Motors, Inc.	6,326	56,618
Standard Motor Products, Inc.	3,979	198,711
Stanley Electric Company, Ltd.	23,600	662,579
Stoneridge, Inc. (I)	5,159	81,873
Strattec Security Corp.	888	34,543
Sumitomo Electric Industries, Ltd.	116,200	1,661,563
Sumitomo Rubber Industries, Ltd.	26,700	447,627
Superior Industries International, Inc.	4,687	117,878
Tenneco, Inc. (I)	10,425	614,554
The Goodyear Tire & Rubber Company	53,685	1,647,593
The Yokohama Rubber Company, Ltd.	17,700	325,504
Tower International, Inc.	3,981	104,302
Toyoda Gosei Company, Ltd.	10,400	228,674
Toyota Industries Corp.	25,500	1,218,686
Valeo SA	33,968	1,892,483
		44,511,998
Automobiles - 1.4%
Astra International Tbk PT	2,736,108	1,521,864
Bayerische Motoren Werke AG	51,544	4,385,571
Brilliance China Automotive Holdings, Ltd.	219,500	306,809
BYD Company, Ltd., H Shares	45,994	276,200
Chongqing Changan Automobile
Company, Ltd., Class B	62,400	94,063
Daimler AG	149,662	9,940,488

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Dongfeng Motor Group Company, Ltd.,
H Shares	198,780	$201,731
Ferrari NV	22,387	1,221,845
Fiat Chrysler Automobiles NV	167,744	1,285,280
Ford Motor Company	798,348	9,548,242
Ford Otomotiv Sanayi AS	9,085	76,241
Fuji Heavy Industries, Ltd.	95,000	3,962,218
Geely Automobile Holdings, Ltd.	380,000	392,010
General Motors Company	290,750	10,039,598
Great Wall Motor Company, Ltd.,
H Shares	225,250	211,510
Guangzhou Automobile Group Company,
Ltd., H Shares	149,219	195,171
Harley-Davidson, Inc.	36,579	2,227,295
Honda Motor Company, Ltd.	252,100	7,517,213
Hyundai Motor Company	18,913	2,148,446
Isuzu Motors, Ltd.	92,800	1,116,884
Kia Motors Corp.	34,805	1,111,942
Mazda Motor Corp.	89,100	1,478,119
Mitsubishi Motors Corp.	107,700	504,185
Nissan Motor Company, Ltd.	381,900	3,609,282
Peugeot SA (I)	70,027	1,030,470
Renault SA	27,434	2,153,452
Suzuki Motor Corp.	53,400	1,747,211
Thor Industries, Inc.	13,237	1,331,245
Tofas Turk Otomobil Fabrikasi AS	16,522	103,013
Toyota Motor Corp.	413,100	24,541,429
UMW Holdings BHD (I)	41,100	47,233
Volkswagen AG	5,045	691,047
Winnebago Industries, Inc.	4,918	159,589
Yamaha Motor Company, Ltd.	43,800	1,028,439
Yulon Motor Company, Ltd.	177,000	153,326
		96,358,661
Distributors - 0.1%
Core-Mark Holding Company, Inc.	8,526	311,284
Genuine Parts Company	27,431	2,639,685
Imperial Holdings, Ltd.	13,808	165,657
Jardine Cycle & Carriage, Ltd.	6,954	194,320
LKQ Corp. (I)	56,482	1,854,304
Pool Corp.	11,654	1,172,509
Weyco Group, Inc.	1,271	36,567
		6,374,326
Diversified consumer services - 0.1%
American Public Education, Inc. (I)	3,027	69,924
Apollo Education Group, Inc. (I)	15,816	149,145
Ascent Capital Group, Inc., Class A (I)	1,939	35,038
Benesse Holdings, Inc.	9,700	259,007
Bridgepoint Education, Inc. (I)	4,023	40,874
Bright Horizons Family Solutions, Inc. (I)	8,047	553,795
Capella Education Company	2,089	182,265
Career Education Corp. (I)	12,602	125,894
Carriage Services, Inc.	2,874	78,000
Chegg, Inc. (I)	15,410	124,667
Collectors Universe, Inc.	1,634	32,615
DeVry Education Group, Inc.	27,259	813,681
Graham Holdings Company, Class B	1,289	631,288
Grand Canyon Education, Inc. (I)	8,330	475,643
H&R Block, Inc.	31,840	705,574
Houghton Mifflin Harcourt Company (I)	23,189	256,238
K12, Inc. (I)	6,494	95,332
Kroton Educacional SA	202,380	862,905
LifeLock, Inc. (I)	15,703	373,888
New Oriental Education & Technology
Group, Inc., ADR (I)	9,600	481,632
Regis Corp. (I)	7,214	97,389
Service Corp. International	53,668	1,448,499
Sotheby’s (I)	22,427	875,999
Strayer Education, Inc. (I)	1,974	144,556
TAL Education Group, ADR (I)	3,100	237,243
Weight Watchers International, Inc. (I)	5,127	53,936
		9,205,027
Hotels, restaurants and leisure - 1.4%
Accor SA	24,585	869,341
Aristocrat Leisure, Ltd.	102,529	1,132,963
Belmond, Ltd., Class A (I)	15,638	202,512
Berjaya Sports Toto BHD	81,424	57,058
Biglari Holdings, Inc. (I)	191	89,566
BJ’s Restaurants, Inc. (I)	4,374	162,275
Bloomin’ Brands, Inc.	21,162	393,613
Bob Evans Farms, Inc.	3,715	165,875
Bojangles’, Inc. (I)	2,021	36,176
Boyd Gaming Corp. (I)	15,415	290,419
Brinker International, Inc.	15,223	808,494
Buffalo Wild Wings, Inc. (I)	8,573	1,445,408
Caesars Acquisition Company, Class A (I)	8,955	107,460
Caesars Entertainment Corp. (I)	11,008	82,560
Carnival Corp.	64,263	3,303,761
Carnival PLC	28,699	1,449,793
Carrols Restaurant Group, Inc. (I)	6,672	90,739
Chipotle Mexican Grill, Inc. (I)	4,345	1,722,054
Churchill Downs, Inc.	5,959	912,323
Chuy’s Holdings, Inc. (I)	3,153	98,847
ClubCorp Holdings, Inc.	12,320	160,160
Compass Group PLC	248,014	4,246,169
Cracker Barrel Old Country Store, Inc.	10,168	1,654,740
Crown Resorts, Ltd.	69,389	600,680
Darden Restaurants, Inc.	18,989	1,391,894
Dave & Buster’s Entertainment, Inc. (I)	7,010	328,419
Del Frisco’s Restaurant Group, Inc. (I)	4,641	79,825
Del Taco Restaurants, Inc. (I)	4,429	64,309
Denny’s Corp. (I)	14,396	174,048
DineEquity, Inc.	3,224	269,462
Domino’s Pizza Enterprises, Ltd.	11,597	579,564
Domino’s Pizza, Inc.	13,376	2,247,703
Dunkin’ Brands Group, Inc.	25,428	1,380,486
El Pollo Loco Holdings, Inc. (I)	3,756	47,326
Eldorado Resorts, Inc. (I)	5,613	77,179
Fiesta Restaurant Group, Inc. (I)	5,030	144,110
Flight Centre Travel Group, Ltd.	10,894	268,524
Galaxy Entertainment Group, Ltd.	298,000	1,474,620
Genting BHD	240,800	428,798
Genting Malaysia BHD	319,360	333,664
Genting Singapore PLC	425,500	286,577
Golden Entertainment, Inc.	2,516	31,249
ILG, Inc.	21,117	381,584
InterContinental Hotels Group PLC	28,332	1,160,533
International Speedway Corp., Class A	12,310	453,008
Intrawest Resorts Holdings, Inc. (I)	3,061	53,690
Isle of Capri Casinos, Inc. (I)	4,774	107,033
J Alexander’s Holdings, Inc. (I)	3,325	31,588
Jack in the Box, Inc.	15,090	1,569,662
Jamba, Inc. (I)	3,049	30,246
Jollibee Foods Corp.	58,010	251,869
Kangwon Land, Inc.	15,543	473,309
La Quinta Holdings, Inc. (I)	16,185	196,486

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Lindblad Expeditions Holdings, Inc. (I)	4,217	$40,315
Marriott International, Inc., Class A	47,364	3,731,336
Marriott Vacations Worldwide Corp.	4,161	323,060
McDonald’s Corp.	126,679	15,109,004
McDonald’s Holdings Company
Japan, Ltd.	9,500	262,070
Melco Crown Entertainment, Ltd., ADR	24,000	471,840
Merlin Entertainments PLC (S)	106,190	578,515
MGM China Holdings, Ltd.	123,600	273,819
Minor International PCL, Foreign Shares	586,430	615,750
Monarch Casino & Resort, Inc. (I)	2,213	55,059
Nathan’s Famous, Inc. (I)	734	45,398
Oriental Land Company, Ltd.	33,700	1,934,300
Paddy Power Betfair PLC	9,645	1,006,602
Panera Bread Company, Class A (I)	6,171	1,308,931
Papa John’s International, Inc.	5,033	444,716
Paradise Company, Ltd.	6,006	68,766
Penn National Gaming, Inc. (I)	14,229	188,961
Pinnacle Entertainment, Inc. (I)	10,423	142,065
Planet Fitness, Inc., Class A	4,026	81,607
Popeyes Louisiana Kitchen, Inc. (I)	4,005	239,819
Potbelly Corp. (I)	4,653	63,513
Red Robin Gourmet Burgers, Inc. (I)	2,563	131,866
Red Rock Resorts, Inc., Class A	5,747	131,721
Restaurant Brands International, Inc.	34,858	1,659,991
Royal Caribbean Cruises, Ltd.	25,062	2,029,270
Ruby Tuesday, Inc. (I)	11,294	34,108
Ruth’s Hospitality Group, Inc.	6,120	104,040
Sands China, Ltd.	306,052	1,502,102
Scientific Games Corp., Class A (I)	9,944	146,674
SeaWorld Entertainment, Inc.	12,466	210,675
Shake Shack, Inc., Class A (I)	2,919	107,653
Shangri-La Asia, Ltd.	160,500	174,543
SJM Holdings, Ltd.	256,384	207,295
Sodexo SA	13,404	1,463,990
Sonic Corp.	8,794	229,523
Speedway Motorsports, Inc.	2,600	53,274
Starbucks Corp.	217,743	12,622,562
Tabcorp Holdings, Ltd.	156,593	541,903
Tatts Group, Ltd.	276,056	851,614
Texas Roadhouse, Inc.	30,012	1,407,263
The Cheesecake Factory, Inc.	20,735	1,226,890
The Habit Restaurants, Inc., Class A (I)	2,718	45,662
The Marcus Corp.	3,662	109,860
The Wendy’s Company	56,481	709,966
Tsogo Sun Holdings, Ltd.	26,910	53,779
TUI AG	75,311	992,094
Whitbread PLC	27,663	1,197,730
William Hill PLC	131,764	496,284
Wingstop, Inc.	2,961	90,873
Wyndham Worldwide Corp.	16,464	1,185,243
Wynn Macau, Ltd. (I)	204,950	379,054
Wynn Resorts, Ltd.	11,924	1,216,129
Yum! Brands, Inc.	51,753	3,280,623
Zoe’s Kitchen, Inc. (I)	3,657	90,182
		96,069,633
Household durables - 0.8%
Arcelik AS	32,062	186,670
Barratt Developments PLC	152,159	891,794
Bassett Furniture Industries, Inc.	2,146	62,341
Beazer Homes USA, Inc. (I)	6,033	81,325
Berkeley Group Holdings PLC	19,971	619,020
CalAtlantic Group, Inc.	20,674	690,305
Casio Computer Company, Ltd.	35,700	473,829
Cavco Industries, Inc. (I)	1,586	149,956
Century Communities, Inc. (I)	2,888	59,926
Coway Company, Ltd.	7,131	518,595
CSS Industries, Inc.	2,031	55,223
DR Horton, Inc.	89,708	2,486,706
Electrolux AB, Series B	37,854	884,970
Ethan Allen Interiors, Inc.	4,532	156,354
Flexsteel Industries, Inc.	1,336	73,320
Garmin, Ltd.	30,497	1,590,724
GoPro, Inc., Class A (I)	18,847	188,093
Green Brick Partners, Inc. (I)	4,791	43,838
Haier Electronics Group Company, Ltd.	91,000	152,035
Hanssem Company, Ltd.	1,399	246,226
Harman International Industries, Inc.	18,501	2,023,454
Helen of Troy, Ltd. (I)	12,870	1,095,237
Hooker Furniture Corp.	2,260	61,698
Hovnanian Enterprises, Inc., Class A (I)	24,206	47,686
Husqvarna AB, B Shares	67,275	498,007
Iida Group Holdings Company, Ltd.	23,400	459,416
Installed Building Products, Inc. (I)	3,667	152,181
iRobot Corp. (I)	4,989	284,373
KB Home	38,330	607,147
La-Z-Boy, Inc.	9,142	244,549
Leggett & Platt, Inc.	35,351	1,698,969
Lennar Corp., Class A	49,790	2,118,067
LG Electronics, Inc.	14,051	538,591
LGI Homes, Inc. (I)	2,897	94,587
Libbey, Inc.	4,337	82,967
Lifetime Brands, Inc.	2,441	40,765
M/I Homes, Inc. (I)	4,369	102,060
MDC Holdings, Inc.	7,187	193,187
Meritage Homes Corp. (I)	7,090	255,595
Mohawk Industries, Inc. (I)	16,683	3,293,892
NACCO Industries, Inc., Class A	754	71,630
Newell Brands, Inc.	127,659	6,001,250
Nien Made Enterprise Company, Ltd.	30,000	335,622
Nikon Corp.	53,200	791,244
NVR, Inc. (I)	1,004	1,601,380
Panasonic Corp.	342,900	3,556,111
Persimmon PLC	46,613	988,498
PulteGroup, Inc.	82,723	1,560,156
Rinnai Corp.	5,300	455,837
Sekisui Chemical Company, Ltd.	63,800	977,544
Sekisui House, Ltd.	92,800	1,539,848
Sharp Corp. (I)	234,000	387,056
Sony Corp.	195,300	5,674,171
Steinhoff International Holdings NV	257,815	1,189,197
Taylor Morrison Home Corp., Class A (I)	5,791	114,720
Taylor Wimpey PLC	495,221	916,485
Techtronic Industries Company, Ltd.	168,000	654,240
Tempur Sealy International, Inc. (I)	14,085	891,581
The New Home Company, Inc. (I)	3,131	36,100
Toll Brothers, Inc. (I)	41,829	1,240,648
TopBuild, Corp. (I)	7,124	258,530
TRI Pointe Group, Inc. (I)	68,228	792,809
Tupperware Brands Corp.	14,007	776,548
Universal Electronics, Inc. (I)	2,649	178,410
WCI Communities, Inc. (I)	4,024	93,558
Whirlpool Corp.	19,964	3,242,952
William Lyon Homes, Class A (I)	4,488	88,862
ZAGG, Inc. (I)	5,370	35,442
		57,954,107

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail - 1.2%
1-800-Flowers.com, Inc., Class A (I)	4,971	$52,444
Amazon.com, Inc. (I)	72,722	54,582,952
Blue Nile, Inc.	2,106	84,914
Ctrip.com International, Ltd., ADR (I)	27,200	1,230,256
Duluth Holdings, Inc., Class B (I)	1,807	60,553
Etsy, Inc. (I)	19,484	241,602
Expedia, Inc.	22,167	2,749,816
FTD Companies, Inc. (I)	3,366	76,947
HSN, Inc.	14,682	559,384
JD.com, Inc., ADR (I)	50,100	1,346,187
Lands’ End, Inc. (I)	2,877	51,067
Liberty TripAdvisor Holdings, Inc., Class A (I)	13,574	217,863
Netflix, Inc. (I)	79,239	9,270,963
Nutrisystem, Inc.	5,418	199,112
Overstock.com, Inc. (I)	2,529	42,867
PetMed Express, Inc.	3,818	83,347
Qunar Cayman Islands, Ltd., ADR (I)	2,400	72,072
Rakuten, Inc.	143,500	1,435,931
Shutterfly, Inc. (I)	6,413	324,947
Start Today Company, Ltd.	27,000	416,293
The Priceline Group, Inc. (I)	9,175	13,796,264
TripAdvisor, Inc. (I)	21,000	1,013,880
Vipshop Holdings, Ltd., ADR (I)	29,400	329,868
Wayfair, Inc., Class A (I)	5,873	214,071
Zalando SE (I)	13,439	500,558
		88,954,158
Leisure products - 0.2%
Arctic Cat, Inc. (I)	2,625	40,005
Bandai Namco Holdings, Inc.	31,200	899,726
Brunswick Corp.	25,006	1,253,301
Callaway Golf Company	17,648	214,423
Giant Manufacturing Company, Ltd.	57,000	340,855
Hasbro, Inc.	29,873	2,550,855
Johnson Outdoors, Inc., Class A	1,055	44,099
Malibu Boats, Inc., Class A (I)	3,695	67,249
Mattel, Inc.	90,102	2,844,520
MCBC Holdings, Inc.	2,099	28,211
Merida Industry Company, Ltd.	43,100	189,568
Nautilus, Inc. (I)	5,781	99,433
Polaris Industries, Inc.	16,520	1,434,927
Sankyo Company, Ltd.	7,000	223,484
Sega Sammy Holdings, Inc.	29,100	440,464
Shimano, Inc.	11,400	1,901,770
Smith & Wesson Holding Corp. (I)	10,070	234,933
Sturm Ruger & Company, Inc.	3,446	177,124
Vista Outdoor, Inc. (I)	16,723	671,428
Yamaha Corp.	26,200	810,474
		14,466,849
Media - 1.2%
Alibaba Pictures Group, Ltd. (I)	810,000	155,323
Altice NV, Class A (I)	22,805	392,308
Altice NV, Class B (I)	6,844	118,695
AMC Entertainment Holdings, Inc., Class A	3,968	134,714
AMC Networks, Inc., Class A (I)	16,606	917,482
Astro Malaysia Holdings BHD	151,400	88,504
Axel Springer SE	6,194	265,596
BEC World PCL, Foreign Shares	224,900	116,597
Cable One, Inc.	1,300	768,378
Carmike Cinemas, Inc. (I)	4,490	151,762
CBS Corp., Class B	30,577	1,856,635
Central European Media Enterprises, Ltd.,
Class A (I)	16,229	43,007
Charter Communications, Inc., Class A (I)	16,305	4,488,930
Cheil Worldwide, Inc.	9,118	116,562
Cinemark Holdings, Inc.	29,313	1,167,830
CJ E&M Corp.	2,507	120,709
Comcast Corp., Class A	180,092	12,518,195
Cyfrowy Polsat SA (I)	17,855	102,426
Daily Journal Corp. (I)	178	43,028
Dentsu, Inc.	33,300	1,546,180
Discovery Communications, Inc., Series A (I)	11,672	316,194
Discovery Communications, Inc., Series C (I)	15,941	421,480
Entercom Communications Corp., Class A	5,251	79,815
Entravision Communications Corp., Class A	12,818	84,599
Eros International PLC (I)	5,384	75,645
Eutelsat Communications SA	25,203	453,074
Gannett Company, Inc.	22,005	209,928
Global Eagle Entertainment, Inc. (I)	8,878	56,997
Global Mediacom Tbk PT	787,600	34,221
Gray Television, Inc. (I)	12,387	125,109
Grupo Televisa SAB	357,300	1,482,962
Hakuhodo DY Holdings, Inc.	33,500	394,510
IMAX Corp. (I)	10,856	346,849
ITV PLC	549,870	1,155,193
JCDecaux SA (I)	10,721	279,278
John Wiley & Sons, Inc., Class A	12,401	680,195
Lagardere SCA	16,008	394,270
Liberty Braves Group, Class A (I)	2,266	45,660
Liberty Braves Group, Class C (I)	6,113	121,465
Liberty Media Group LLC, Series A (I)	4,201	131,449
Liberty Media Group LLC, Series C (I)	8,391	261,380
Live Nation Entertainment, Inc. (I)	36,588	1,012,756
Loral Space & Communications, Inc. (I)	2,592	102,125
MDC Partners, Inc., Class A	9,633	59,725
Media General, Inc. (I)	20,366	374,123
Media Nusantara Citra Tbk PT	654,100	83,614
Meredith Corp.	17,088	949,238
MSG Networks, Inc., Class A (I)	11,199	229,020
Naspers, Ltd., N Shares	38,522	5,606,773
National CineMedia, Inc.	11,666	178,956
New Media Investment Group, Inc.	7,470	114,739
News Corp., Class A	29,359	339,390
News Corp., Class B	9,241	110,430
Nexstar Broadcasting Group, Inc., Class A	5,594	333,682
Omnicom Group, Inc.	17,779	1,545,706
Pearson PLC	124,164	1,231,120
ProSiebenSat.1 Media SE	34,029	1,164,615
Publicis Groupe SA	26,979	1,746,887
REA Group, Ltd.	10,040	382,096
Reading International, Inc., Class A (I)	3,075	48,308
Rizzoli Corriere Della Sera Mediagroup SpA (I)	9,155	7,548
RTL Group SA	5,696	386,713
Schibsted ASA, A Shares	9,720	209,574
Schibsted ASA, B Shares	11,183	226,851
Scholastic Corp.	5,075	223,757
Scripps Networks Interactive, Inc., Class A	7,347	508,853
SES SA	51,597	1,113,736
SFX Entertainment, Inc. (I)	8,025	71
Shaw Communications, Inc., Class B	65,214	1,276,317
Sinclair Broadcast Group, Inc., Class A	12,403	403,718
Singapore Press Holdings, Ltd.	99,800	260,045
Sky PLC	155,556	1,519,024
Surya Citra Media Tbk PT	786,000	145,347
TEGNA, Inc.	16,518	370,499
Telenet Group Holding NV (I)	9,115	480,702

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
The EW Scripps Company, Class A (I)	11,357	$194,432
The Interpublic Group of Companies, Inc.	30,888	743,474
The New York Times Company, Class A	56,960	740,480
The Walt Disney Company	110,902	10,992,606
Time Warner, Inc.	58,537	5,374,867
Time, Inc.	46,916	760,039
Toho Company, Ltd.	17,700	513,739
tronc, Inc.	5,079	66,129
Twenty-First Century Fox, Inc., Class A	80,393	2,259,847
Twenty-First Century Fox, Inc., Class B	36,176	1,015,099
Viacom, Inc., Class B	25,858	969,158
Vivendi SA	165,084	3,141,484
World Wrestling Entertainment, Inc., Class A	6,712	126,051
WPP PLC	194,800	4,154,474
		86,061,071
Multiline retail - 0.5%
Big Lots, Inc.	20,522	1,038,618
Canadian Tire Corp., Ltd., Class A	10,885	1,133,797
Dollar General Corp.	47,695	3,687,777
Dollar Tree, Inc. (I)	43,835	3,864,494
Dollarama, Inc.	17,992	1,338,183
Don Quijote Holdings Company, Ltd.	18,500	713,979
El Puerto de Liverpool SAB de CV	27,375	217,446
Fred’s, Inc., Class A	6,986	69,790
Harvey Norman Holdings, Ltd.	106,146	372,229
Hyundai Department Store Company, Ltd.	2,009	185,504
Isetan Mitsukoshi Holdings, Ltd.	52,440	587,458
J Front Retailing Company, Ltd.	38,300	548,172
J.C. Penney Company, Inc. (I)	85,293	807,725
Kohl’s Corp.	33,070	1,780,158
Lojas Americanas SA	27,003	102,757
Lojas Renner SA	92,960	616,744
Lotte Shopping Company, Ltd.	1,456	270,924
Macy’s, Inc.	56,813	2,397,509
Marks & Spencer Group PLC	245,576	1,007,773
Marui Group Company, Ltd.	32,600	454,650
Matahari Department Store Tbk PT	313,000	332,579
Next PLC	21,342	1,307,362
Nordstrom, Inc.	21,406	1,197,024
Ollie’s Bargain Outlet Holdings, Inc. (I)	3,671	110,314
Robinson Department Store PCL	131,800	243,832
Ryohin Keikaku Company, Ltd.	3,700	731,722
SACI Falabella	98,505	773,629
Sears Holdings Corp. (I)	2,466	31,762
Shinsegae, Inc.	975	150,577
Takashimaya Company, Ltd.	47,000	394,046
Target Corp.	106,335	8,213,315
Tuesday Morning Corp. (I)	8,615	40,060
Woolworths Holdings, Ltd.	87,018	400,510
		35,122,419
Specialty retail - 1.8%
Aaron’s, Inc.	30,090	876,221
ABC-Mart, Inc.	5,100	300,661
Abercrombie & Fitch Company, Class A	12,690	182,355
Advance Auto Parts, Inc.	13,562	2,301,743
America’s Car-Mart, Inc. (I)	1,511	68,826
American Eagle Outfitters, Inc.	78,020	1,292,011
Asbury Automotive Group, Inc. (I)	3,734	219,373
Ascena Retail Group, Inc. (I)	32,494	196,264
AutoNation, Inc. (I)	12,209	545,254
AutoZone, Inc. (I)	5,382	4,215,075
Barnes & Noble Education, Inc. (I)	7,856	89,323
Barnes & Noble, Inc.	11,986	151,024
Bed Bath & Beyond, Inc.	28,435	1,274,172
Best Buy Company, Inc.	50,840	2,323,388
Big 5 Sporting Goods Corp.	3,264	63,158
Boot Barn Holdings, Inc. (I)	2,532	39,955
Build-A-Bear Workshop, Inc. (I)	2,678	38,429
Cabela’s, Inc. (I)	14,232	885,800
Caleres, Inc.	8,012	262,313
CarMax, Inc. (I)	35,243	2,036,693
Chico’s FAS, Inc.	60,678	928,980
Citi Trends, Inc.	2,893	50,222
Conn’s, Inc. (I)	3,806	42,818
CST Brands, Inc.	20,978	1,007,573
Destination XL Group, Inc. (I)	8,579	35,174
Dick’s Sporting Goods, Inc.	24,394	1,440,954
Dixons Carphone PLC	148,215	614,281
DSW, Inc., Class A	12,432	295,384
Dufry AG (I)	8,046	995,252
Express, Inc. (I)	13,913	185,878
Fast Retailing Company, Ltd.	8,200	2,875,999
Five Below, Inc. (I)	9,937	391,120
Foot Locker, Inc.	24,923	1,786,231
Francesca’s Holdings Corp. (I)	7,145	114,177
GameStop Corp., Class A	28,812	711,368
Genesco, Inc. (I)	3,816	241,171
GNC Holdings, Inc., Class A	12,854	185,740
GOME Electrical Appliances Holdings, Ltd.	897,795	116,826
Group 1 Automotive, Inc.	3,854	279,762
Guess?, Inc.	11,326	173,514
Haverty Furniture Companies, Inc.	3,654	78,926
Hennes & Mauritz AB, B Shares	150,768	4,379,235
Hibbett Sports, Inc. (I)	4,232	170,338
Hikari Tsushin, Inc.	3,400	305,480
Home Product Center PCL	1,032,773	298,038
Hotai Motor Company, Ltd.	50,000	574,733
Hotel Shilla Company, Ltd.	4,407	189,824
Industria de Diseno Textil SA	153,135	5,233,149
Kingfisher PLC	341,658	1,503,174
Kirkland’s, Inc. (I)	2,874	42,219
L Brands, Inc.	44,241	3,106,603
Lithia Motors, Inc., Class A	4,398	404,176
Lowe’s Companies, Inc.	161,703	11,408,147
Lumber Liquidators Holdings, Inc. (I)	4,986	88,003
MarineMax, Inc. (I)	4,775	89,770
Monro Muffler Brake, Inc.	5,840	349,232
Mr. Price Group, Ltd.	21,387	220,054
Murphy USA, Inc. (I)	10,203	695,743
Nitori Holdings Company, Ltd.	12,300	1,284,656
O’Reilly Automotive, Inc. (I)	17,606	4,832,847
Office Depot, Inc.	253,991	1,236,936
Party City Holdco, Inc. (I)	5,092	81,727
Pier 1 Imports, Inc.	15,677	87,634
Rent-A-Center, Inc.	9,834	113,583
Restoration Hardware Holdings, Inc. (I)(L)	17,823	642,519
Ross Stores, Inc.	73,607	4,975,097
Sally Beauty Holdings, Inc. (I)	40,590	1,063,052
Select Comfort Corp. (I)	8,675	196,229
Shimamura Company, Ltd.	3,300	395,770
Shoe Carnival, Inc.	2,700	70,497
Signet Jewelers, Ltd.	13,916	1,270,392
Sonic Automotive, Inc., Class A	5,293	111,947
Sportsman’s Warehouse Holdings, Inc. (I)	4,842	43,578
Stage Stores, Inc.	5,478	23,829

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Staples, Inc.	119,537	$1,155,923
Stein Mart, Inc.	6,523	32,485
Tailored Brands, Inc.	9,244	173,417
The Buckle, Inc.	5,451	137,910
The Cato Corp., Class A	4,778	141,429
The Children’s Place, Inc.	3,435	356,725
The Finish Line, Inc., Class A	7,784	174,673
The Foschini Group, Ltd.	18,423	193,620
The Gap, Inc.	40,425	1,009,412
The Home Depot, Inc.	228,377	29,551,984
The TJX Companies, Inc.	121,424	9,512,356
Tiffany & Company	19,768	1,630,465
Tile Shop Holdings, Inc. (I)	6,108	122,465
Tractor Supply Company	24,614	1,847,773
Truworths International, Ltd.	39,127	194,712
Ulta Salon Cosmetics & Fragrance, Inc. (I)	10,786	2,798,967
Urban Outfitters, Inc. (I)	16,166	510,846
USS Company, Ltd.	34,200	553,485
Vitamin Shoppe, Inc. (I)	4,509	112,049
West Marine, Inc. (I)	4,301	41,376
Williams-Sonoma, Inc.	22,734	1,245,369
Winmark Corp.	415	47,621
Yamada Denki Company, Ltd.	98,100	527,201
Zumiez, Inc. (I)	3,392	84,122
		127,557,984
Textiles, apparel and luxury goods - 1.1%
adidas AG	29,223	4,305,524
ANTA Sports Products, Ltd.	73,000	213,141
Asics Corp.	25,000	531,860
Belle International Holdings, Ltd.	460,888	265,735
Burberry Group PLC	67,198	1,199,459
Carter’s, Inc.	13,875	1,266,649
CCC SA	2,250	106,418
Christian Dior SE	7,722	1,500,616
Cie Financiere Richemont SA	91,337	5,962,320
Coach, Inc.	73,879	2,688,457
Columbia Sportswear Company	4,950	281,507
Crocs, Inc. (I)	14,104	98,728
Culp, Inc.	2,072	69,930
Deckers Outdoor Corp. (I)	14,871	884,527
Delta Apparel, Inc. (I)	1,489	30,390
Eclat Textile Company, Ltd.	38,720	403,596
Feng TAY Enterprise Company, Ltd.	67,968	253,271
Formosa Taffeta Company, Ltd.	155,000	144,963
Fossil Group, Inc. (I)	19,480	651,022
G-III Apparel Group, Ltd. (I)	8,005	217,416
Gildan Activewear, Inc.	35,775	972,607
Hanesbrands, Inc.	99,997	2,322,930
Hermes International	3,746	1,545,075
HUGO BOSS AG	10,394	595,653
Iconix Brand Group, Inc. (I)	8,252	74,020
Kate Spade & Company (I)	35,485	526,952
Kering	10,812	2,345,800
Li & Fung, Ltd.	727,200	318,210
LPP SA	117	160,623
Luxottica Group SpA	31,357	1,631,785
LVMH Moet Hennessy Louis Vuitton SE	39,626	7,196,689
Michael Kors Holdings, Ltd. (I)	44,758	2,080,799
Movado Group, Inc.	3,025	85,456
NIKE, Inc., Class B	356,963	17,873,137
Oxford Industries, Inc.	2,809	204,102
Pandora A/S	18,999	2,254,400
Pegas Nonwovens SA	553	17,039
Perry Ellis International, Inc. (I)	2,370	60,482
Pou Chen Corp.	451,000	563,444
PVH Corp.	21,238	2,249,954
Ralph Lauren Corp.	14,940	1,562,873
Ruentex Industries, Ltd.	115,000	210,805
Sequential Brands Group, Inc. (I)	7,228	37,007
Shenzhou International Group Holdings, Ltd.	40,000	245,446
Skechers U.S.A., Inc., Class A (I)	36,952	841,767
Steven Madden, Ltd. (I)	11,355	420,703
Superior Uniform Group, Inc.	1,723	33,064
The Swatch Group AG	9,077	521,972
The Swatch Group AG, Bearer Shares	5,338	1,569,649
Under Armour, Inc., Class A (I)	49,054	1,510,863
Under Armour, Inc., Class C (I)	48,161	1,241,591
Unifi, Inc. (I)	2,943	91,586
Vera Bradley, Inc. (I)	4,023	58,012
VF Corp.	87,837	4,787,995
Vince Holding Corp. (I)	4,495	19,104
Wolverine World Wide, Inc.	17,849	402,138
Yue Yuen Industrial Holdings, Ltd.	89,500	321,627
		78,030,888
		740,667,121
Consumer staples - 7.9%
Beverages - 1.6%
AMBEV SA	689,705	3,493,560
Anadolu Efes Biracilik Ve Malt Sanayii AS	29,272	153,948
Anheuser-Busch InBev SA	141,840	14,738,263
Arca Continental SAB de CV	61,900	327,520
Asahi Group Holdings, Ltd.	59,800	1,957,488
Brown-Forman Corp., Class B	31,509	1,428,933
Carlsberg A/S, Class B	18,217	1,543,755
China Resources Beer Holdings
Company, Ltd. (I)	116,855	247,174
Cia Cervecerias Unidas SA	24,435	244,012
Coca-Cola Amatil, Ltd.	108,497	768,789
Coca-Cola Bottling Company Consolidated	894	144,631
Coca-Cola European Partners PLC	13,533	447,377
Coca-Cola Femsa SAB de CV, Series L	73,600	462,826
Coca-Cola HBC AG (I)	27,371	581,307
Coca-Cola Icecek AS	9,884	94,151
Constellation Brands, Inc., Class A	30,558	4,618,536
Craft Brew Alliance, Inc. (I)	2,361	35,887
Diageo PLC	379,547	9,489,724
Dr. Pepper Snapple Group, Inc.	31,992	2,774,986
Fomento Economico Mexicano SAB de CV	269,700	2,110,701
Heineken Holding NV	6,245	437,744
Heineken NV	14,299	1,070,252
Kirin Holdings Company, Ltd.	127,100	2,081,828
Lotte Chilsung Beverage Company, Ltd.	82	110,063
MGP Ingredients, Inc.	2,383	112,716
Molson Coors Brewing Company, Class B	31,761	3,113,531
Monster Beverage Corp. (I)	69,921	3,128,965
National Beverage Corp.	2,212	111,684
PepsiCo, Inc.	248,217	24,846,522
Pernod Ricard SA	30,117	3,147,652
Primo Water Corp. (I)	4,033	51,864
Remy Cointreau SA	2,924	245,658
Suntory Beverage & Food, Ltd.	21,700	932,157
The Boston Beer Company, Inc., Class A (I)	4,136	715,942
The Coca-Cola Company	669,959	27,032,846
Treasury Wine Estates, Ltd.	139,997	1,116,803
Tsingtao Brewery Company, Ltd., H Shares	26,800	105,349
		114,025,144

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing - 1.6%
Aeon Company, Ltd.	100,700	$1,396,001
Alimentation Couche-Tard, Inc., Class B	65,171	3,007,482
BGF retail Company, Ltd.	2,618	194,403
Bid Corp., Ltd.	29,673	518,333
BIM Birlesik Magazalar AS	29,170	408,718
Carrefour SA	79,039	1,849,649
Casey’s General Stores, Inc.	10,859	1,307,967
Casino Guichard Perrachon SA	8,187	372,062
Cencosud SA	230,073	675,484
Colruyt SA	11,844	597,846
Costco Wholesale Corp.	67,705	10,163,198
CP ALL PCL	1,357,800	2,293,525
CVS Health Corp.	164,772	12,669,319
Distribuidora Internacional de Alimentacion SA	85,618	390,608
Dongsuh Companies, Inc.	4,609	104,932
E-MART, Inc.	2,578	414,090
Empire Company, Ltd.	26,082	354,154
Eurocash SA	6,197	57,341
FamilyMart UNY Holdings Company, Ltd.	12,700	799,428
George Weston, Ltd.	8,563	712,170
Grupo Comercial Chedraui SA de CV	55,300	100,704
GS Retail Company, Ltd.	3,560	143,907
ICA Gruppen AB	12,299	364,712
Ingles Markets, Inc., Class A	2,665	122,324
J Sainsbury PLC	248,706	718,335
Jeronimo Martins SGPS SA	38,407	606,353
Koninklijke Ahold Delhaize NV	78,996	1,555,662
Lawson, Inc.	9,900	689,555
Loblaw Companies, Ltd.	35,288	1,833,358
Massmart Holdings, Ltd.	8,326	67,689
METRO AG	27,726	828,035
Metro, Inc.	37,768	1,150,219
Natural Grocers by Vitamin Cottage, Inc. (I)	2,234	23,680
Performance Food Group Company (I)	6,948	146,603
Pick n Pay Stores, Ltd.	31,871	148,112
President Chain Store Corp.	117,000	878,422
PriceSmart, Inc.	3,727	340,275
Raia Drogasil SA	33,386	635,869
Seven & i Holdings Company, Ltd.	116,400	4,553,071
Shoprite Holdings, Ltd.	37,635	498,847
Smart & Final Stores, Inc. (I)	4,278	57,753
SpartanNash Company	6,883	249,233
Sprouts Farmers Market, Inc. (I)	38,670	773,787
Sun Art Retail Group, Ltd.	169,000	143,414
Sundrug Company, Ltd.	5,800	406,389
SUPERVALU, Inc. (I)	49,530	229,819
Sysco Corp.	78,935	4,203,289
Tesco PLC (I)	1,236,364	3,227,207
The Andersons, Inc.	5,013	197,262
The Chefs’ Warehouse, Inc. (I)	3,905	50,570
The Jean Coutu Group PJC, Inc., Class A	14,453	222,826
The Kroger Company	146,624	4,735,955
The SPAR Group, Ltd.	15,685	211,025
Tsuruha Holdings, Inc.	5,500	563,629
United Natural Foods, Inc. (I)	23,195	1,089,005
Village Super Market, Inc., Class A	1,413	48,791
Wal-Mart de Mexico SAB de CV	766,200	1,408,697
Wal-Mart Stores, Inc.	234,227	16,496,608
Walgreens Boots Alliance, Inc.	132,150	11,197,070
Weis Markets, Inc.	1,727	96,194
Wesfarmers, Ltd.	213,528	6,574,683
Whole Foods Market, Inc.	49,257	1,496,920
WM Morrison Supermarkets PLC	334,322	908,542
Woolworths, Ltd.	242,615	4,096,332
		112,377,442
Food products - 1.9%
AdvancePierre Foods Holdings, Inc.	4,050	109,634
Ajinomoto Company, Inc.	85,700	1,676,418
Amplify Snack Brands, Inc. (I)	5,574	52,953
Archer-Daniels-Midland Company	100,328	4,337,179
Aryzta AG (I)	15,316	651,913
Associated British Foods PLC	54,010	1,718,630
B&G Foods, Inc.	12,147	519,892
Barry Callebaut AG (I)	383	454,299
BRF SA	89,110	1,359,504
Cal-Maine Foods, Inc.	5,757	234,310
Calavo Growers, Inc.	2,869	154,783
Calbee, Inc.	12,500	392,633
Campbell Soup Company	33,520	1,906,953
Charoen Pokphand Foods PCL	726,000	585,362
Charoen Pokphand Indonesia Tbk PT	998,403	230,437
China Huishan Dairy Holdings Company, Ltd.	276,500	103,431
China Mengniu Dairy Company, Ltd.	198,996	408,483
Chocoladefabriken Lindt & Sprungli AG	174	857,173
Chocoladefabriken Lindt & Sprungli AG	18	1,043,720
CJ CheilJedang Corp.	1,043	342,960
Conagra Brands, Inc.	71,867	2,636,800
Danone SA	83,760	5,246,306
Darling Ingredients, Inc. (I)	30,480	411,785
Dean Foods Company	42,005	834,219
Farmer Brothers Company (I)	1,586	55,272
Felda Global Ventures Holdings BHD	145,200	50,139
Flowers Foods, Inc.	50,457	783,093
Fresh Del Monte Produce, Inc.	5,921	367,161
Freshpet, Inc. (I)	4,536	41,958
General Mills, Inc.	102,977	6,275,418
Genting Plantations BHD	26,100	62,547
Golden Agri-Resources, Ltd.	441,040	132,582
Gruma SAB de CV, Class B	31,320	374,574
Grupo Bimbo SAB de CV, Series A	243,000	561,205
Grupo Lala SAB de CV	93,100	140,265
Hormel Foods Corp.	46,571	1,594,591
Indofood CBP Sukses Makmur Tbk PT	313,900	200,437
Indofood Sukses Makmur Tbk PT	591,517	331,570
Ingredion, Inc.	20,006	2,348,304
Inventure Foods, Inc. (I)	4,278	38,673
IOI Corp. BHD	241,300	233,943
J&J Snack Foods Corp.	2,795	339,397
JBS SA	104,981	302,684
John B. Sanfilippo & Son, Inc.	1,605	102,239
Kellogg Company	43,480	3,130,560
Kerry Group PLC, Class A (Irish Stock
Exchange)	16,776	1,192,640
Kerry Group PLC, Class A (London
Stock Exchange)	2,564	180,231
Kikkoman Corp.	23,000	709,065
Kuala Lumpur Kepong BHD	45,500	242,401
Lamb Weston Holdings, Inc. (I)	38,506	1,289,181
Lancaster Colony Corp.	8,861	1,200,754
Landec Corp. (I)	5,246	75,018
Limoneira Company	2,393	42,930
Lotte Confectionery Company, Ltd.	751	115,013
M Dias Branco SA	4,934	170,625
Marine Harvest ASA (I)	48,156	862,935
McCormick & Company, Inc.	19,848	1,810,138
Mead Johnson Nutrition Company	31,865	2,297,148
MEIJI Holdings Company, Ltd.	17,600	1,410,578
Mondelez International, Inc., Class A	268,246	11,062,465
Nestle SA	558,319	37,574,096
NH Foods, Ltd.	27,000	698,450

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Nisshin Seifun Group, Inc.	30,900	$435,678
Nissin Food Holdings Company, Ltd.	8,800	462,331
Omega Protein Corp. (I)	4,061	97,261
Orion Corp.	474	276,181
Orkla ASA	101,990	908,073
Ottogi Corp.	159	94,153
Pioneer Foods Group, Ltd.	11,792	129,979
Post Holdings, Inc. (I)	17,919	1,367,757
PPB Group BHD	51,500	180,163
Qinqin Foodstuffs Group Cayman
Company, Ltd. (I)	7,900	2,522
Sanderson Farms, Inc.	3,681	296,873
Saputo, Inc.	40,677	1,375,684
Seaboard Corp. (I)	48	196,464
Seneca Foods Corp., Class A (I)	1,318	49,557
Snyder’s-Lance, Inc.	38,635	1,439,540
Standard Foods Corp.	81,087	192,296
Tate & Lyle PLC	69,657	588,741
Thai Union Group PCL	495,400	287,716
The Hain Celestial Group, Inc. (I)	28,672	1,123,656
The Hershey Company	24,213	2,339,944
The J.M. Smucker Company	20,090	2,530,336
The Kraft Heinz Company	102,748	8,389,374
The WhiteWave Foods Company (I)	49,113	2,705,635
Tiger Brands, Ltd.	14,186	395,976
Tingyi Cayman Islands Holding Corp.	142,000	168,681
Tootsie Roll Industries, Inc.	8,152	307,738
Toyo Suisan Kaisha, Ltd.	13,300	475,169
TreeHouse Foods, Inc. (I)	15,720	1,089,710
Tyson Foods, Inc., Class A	51,299	2,914,296
Ulker Biskuvi Sanayi AS	21,998	110,359
Uni-President Enterprises Corp.	986,943	1,683,928
Universal Robina Corp.	118,990	406,431
Want Want China Holdings, Ltd.	411,000	262,723
WH Group, Ltd. (S)	726,000	604,281
Wilmar International, Ltd.	130,700	320,340
Yakult Honsha Company, Ltd.	13,800	609,554
Yamazaki Baking Company, Ltd.	20,700	412,619
		139,901,776
Household products - 1.1%
Central Garden & Pet Company (I)	2,484	71,738
Central Garden & Pet Company,
Class A (I)	5,592	153,053
Church & Dwight Company, Inc.	47,372	2,074,420
Colgate-Palmolive Company	163,803	10,684,870
Energizer Holdings, Inc.	17,158	769,879
Henkel AG & Company, KGaA	16,147	1,643,886
HRG Group, Inc. (I)	22,020	342,631
Kimberly-Clark Corp.	66,067	7,638,006
Kimberly-Clark de Mexico SAB de CV	222,500	389,288
Oil-Dri Corp. of America	1,081	42,927
Orchids Paper Products Company	1,779	44,315
Reckitt Benckiser Group PLC	95,859	8,097,554
Svenska Cellulosa AB SCA, B Shares	96,040	2,558,878
The Clorox Company	23,809	2,751,368
The Procter & Gamble Company	490,305	40,430,550
Unicharm Corp.	62,100	1,330,793
Unilever Indonesia Tbk PT	206,145	616,892
WD-40 Company	2,600	280,540
		79,921,588
Personal products - 0.5%
Amorepacific Corp.	4,247	1,193,835
AMOREPACIFIC Group	3,689	407,371
Avon Products, Inc. (I)	202,855	1,089,331
Beiersdorf AG	15,667	1,280,094
Coty, Inc., Class A (I)	86,647	1,621,165
Edgewell Personal Care Company (I)	16,339	1,293,068
Hengan International Group Company, Ltd.	52,500	413,503
Inter Parfums, Inc.	3,289	113,306
Kao Corp.	77,800	3,606,472
Kose Corp.	4,600	372,280
L’Oreal SA	35,964	6,119,008
LG Household & Health Care, Ltd.	1,238	833,949
Lifevantage Corp. (I)	2,899	23,453
Medifast, Inc.	1,985	77,574
Natura Cosmeticos SA	25,140	194,583
Natural Health Trends Corp.	1,492	37,733
Nature’s Sunshine Products, Inc.	1,886	28,479
Nutraceutical International Corp. (I)	1,691	54,535
Pola Orbis Holdings, Inc.	3,600	281,189
Revlon, Inc., Class A (I)	2,171	60,245
Shiseido Company, Ltd.	58,600	1,504,899
The Estee Lauder Companies, Inc., Class A	40,599	3,154,542
Unilever NV	100,915	4,023,453
Unilever PLC	193,920	7,714,355
USANA Health Sciences, Inc. (I)	1,946	118,609
		35,617,031
Tobacco - 1.2%
Alliance One International, Inc. (I)	1,888	27,942
Altria Group, Inc.	336,998	21,544,282
British American Tobacco Malaysia BHD	15,798	156,338
British American Tobacco PLC	281,422	15,405,093
Gudang Garam Tbk PT	65,282	312,844
Hanjaya Mandala Sampoerna Tbk PT	1,264,600	355,632
Imperial Brands PLC	144,823	6,210,392
Japan Tobacco, Inc.	170,200	5,900,592
KT&G Corp.	15,415	1,385,950
Philip Morris International, Inc.	267,581	23,622,051
Reynolds American, Inc.	142,792	7,725,047
Swedish Match AB	29,852	930,697
Universal Corp.	4,147	228,292
Vector Group, Ltd.	17,293	369,206
		84,174,358
		566,017,339
Energy - 6.3%
Energy equipment and services - 0.8%
Archrock, Inc.	13,088	176,034
Atwood Oceanics, Inc.	11,542	109,187
Baker Hughes, Inc.	78,322	5,038,454
Bristow Group, Inc.	6,336	98,905
CARBO Ceramics, Inc. (I)	4,389	36,121
China Oilfield Services, Ltd., H Shares	128,000	122,385
Dawson Geophysical Company (I)	4,552	35,733
Diamond Offshore Drilling, Inc. (I)	17,869	322,714
Dril-Quip, Inc. (I)	10,413	588,855
Ensco PLC, Class A	83,538	806,977
Era Group, Inc. (I)	4,397	51,489
Exterran Corp. (I)	6,072	122,047
Fairmount Santrol Holdings, Inc. (I)	14,500	139,635
FMC Technologies, Inc. (I)	40,932	1,402,330
Forum Energy Technologies, Inc. (I)	11,130	242,078
Geospace Technologies Corp. (I)	2,530	53,560
Halliburton Company	157,114	8,341,182
Helix Energy Solutions Group, Inc. (I)	20,942	218,844
Helmerich & Payne, Inc.	19,626	1,484,707

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Hornbeck Offshore Services, Inc. (I)	6,715	$34,314
Independence Contract Drilling, Inc. (I)	6,577	37,094
Matrix Service Company (I)	5,126	106,877
McDermott International, Inc. (I)	44,784	308,114
Nabors Industries, Ltd.	78,543	1,264,542
National Oilwell Varco, Inc.	69,478	2,595,698
Natural Gas Services Group, Inc. (I)	2,397	68,195
Newpark Resources, Inc. (I)	15,921	117,019
Noble Corp. PLC	67,412	419,303
Oceaneering International, Inc.	27,179	724,320
Oil States International, Inc. (I)	23,570	844,985
Parker Drilling Company (I)	23,034	49,523
Patterson-UTI Energy, Inc.	40,946	1,092,030
Petrofac, Ltd.	38,938	388,048
PHI, Inc. (I)	2,529	38,238
Pioneer Energy Services Corp. (I)	12,083	60,415
RigNet, Inc. (I)	2,578	44,471
Rowan Companies PLC, Class A (I)	34,763	619,477
Saipem SpA (I)	1,108,915	499,391
Sapurakencana Petroleum BHD (I)	432,089	140,273
Schlumberger, Ltd.	253,821	21,333,655
SEACOR Holdings, Inc. (I)	2,989	185,288
Seadrill, Ltd. (I)	70,318	196,187
Superior Energy Services, Inc.	42,046	724,873
Technip SA	15,422	1,068,651
Tenaris SA	85,840	1,377,626
Tesco Corp. (I)	8,986	69,642
TETRA Technologies, Inc. (I)	17,045	92,554
Transocean, Ltd. (I)	61,639	795,143
U.S. Silica Holdings, Inc.	11,858	600,133
Unit Corp. (I)	9,480	230,364
		55,517,680
Oil, gas and consumable fuels - 5.5%
Abraxas Petroleum Corp. (I)	24,973	52,443
Adaro Energy Tbk PT	1,946,345	218,808
Alon USA Energy, Inc.	5,643	52,706
AltaGas, Ltd.	25,406	617,324
Anadarko Petroleum Corp.	99,615	6,888,377
Apache Corp.	69,428	4,578,777
ARC Resources, Ltd.	55,155	965,715
Ardmore Shipping Corp.	5,882	39,998
Banpu PCL	421,100	220,110
Bill Barrett Corp. (I)	9,307	72,781
BP PLC	2,813,661	16,322,112
Cabot Oil & Gas Corp.	84,441	1,867,835
California Resources Corp. (I)	7,123	123,940
Callon Petroleum Company (I)	26,992	476,139
Caltex Australia, Ltd.	49,135	1,092,358
Cameco Corp.	62,622	576,199
Canadian Natural Resources, Ltd.	169,393	5,716,210
Carrizo Oil & Gas, Inc. (I)	10,399	440,294
Cenovus Energy, Inc.	129,412	2,000,958
Chesapeake Energy Corp. (I)	136,110	952,770
Chevron Corp.	344,311	38,411,335
China Coal Energy Company, Ltd.,
H Shares (I)	153,995	77,432
China Petroleum & Chemical Corp.,
H Shares	1,857,639	1,332,073
China Shenhua Energy Company, Ltd.,
H Shares	247,000	510,227
Cimarex Energy Company	17,234	2,376,224
Clayton Williams Energy, Inc. (I)	1,110	125,097
Clean Energy Fuels Corp. (I)	16,554	60,257
CNOOC, Ltd.	1,294,716	1,704,262
Cobalt International Energy, Inc. (I)	78,258	105,648
Concho Resources, Inc. (I)	26,058	3,726,815
ConocoPhillips	226,135	10,972,070
CONSOL Energy, Inc.	48,966	1,007,720
Contango Oil & Gas Company (I)	4,423	43,743
Cosan SA Industria e Comercio	17,594	205,053
Crescent Point Energy Corp.	84,313	1,073,291
CVR Energy, Inc.	3,039	50,842
Delek US Holdings, Inc.	11,532	231,909
Denbury Resources, Inc. (I)	176,193	666,010
Devon Energy Corp.	95,891	4,634,412
DHT Holdings, Inc.	17,603	62,491
Dorian LPG, Ltd. (I)	5,286	36,896
Eclipse Resources Corp. (I)	11,766	34,710
Ecopetrol SA (I)	904,013	388,108
Empresas COPEC SA	73,295	694,094
Enbridge, Inc.	143,512	6,036,200
Encana Corp.	147,979	1,858,413
Energen Corp. (I)	26,905	1,669,993
Energy Absolute PCL	1,664,400	1,376,535
Eni SpA	471,766	6,600,479
EOG Resources, Inc.	100,534	10,306,746
EP Energy Corp., Class A (I)	7,590	40,303
EQT Corp.	31,356	2,197,428
Evolution Petroleum Corp.	5,037	42,563
EXCO Resources, Inc. (I)	28,708	29,569
Exxaro Resources, Ltd.	10,762	73,658
Exxon Mobil Corp.	756,792	66,067,942
Formosa Petrochemical Corp.	233,000	784,598
Frontline, Ltd.	12,335	86,715
Galp Energia SGPS SA	71,452	966,974
GasLog, Ltd.	7,513	117,954
Gener8 Maritime, Inc. (I)	8,360	33,942
Golar LNG, Ltd.	16,485	402,234
Green Plains, Inc.	6,684	181,136
Grupa Lotos SA (I)	5,694	50,127
GS Holdings Corp.	6,750	314,581
Gulfport Energy Corp. (I)	34,748	892,676
Hess Corp.	48,866	2,734,541
HollyFrontier Corp.	48,926	1,407,601
Husky Energy, Inc. (I)	55,697	653,869
Idemitsu Kosan Company, Ltd.	12,700	292,351
Imperial Oil, Ltd.	46,873	1,604,771
Inpex Corp.	145,800	1,426,641
Inter Pipeline Ltd.	53,260	1,082,804
IRPC PCL, Foreign Shares	3,125,000	423,377
Jones Energy, Inc., Class A (I)	10,606	48,788
JX Holdings, Inc.	325,200	1,260,373
Keyera Corp.	28,889	830,346
Kinder Morgan, Inc.	350,296	7,776,571
Koninklijke Vopak NV	4,178	195,038
Kunlun Energy Company, Ltd.	238,000	174,369
Lundin Petroleum AB (I)	28,755	542,048
Marathon Oil Corp.	153,708	2,775,966
Marathon Petroleum Corp.	96,748	4,549,091
Matador Resources Company (I)	15,460	411,854
MOL Hungarian Oil and Gas PLC	6,871	429,699
Murphy Oil Corp.	29,336	994,784
Navios Maritime Acquisition Corp.	19,046	30,474
Neste OYJ	13,357	548,719
Newfield Exploration Company (I)	36,029	1,629,231
Noble Energy, Inc.	78,977	3,013,762
Nordic American Tankers, Ltd.	18,291	156,937

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Oasis Petroleum, Inc. (I)	43,344	$648,860
Occidental Petroleum Corp.	139,442	9,950,581
Oil Search, Ltd.	258,511	1,241,811
OMV AG	25,907	837,286
ONEOK, Inc.	38,165	2,096,403
Origin Energy, Ltd.	333,170	1,453,770
Overseas Shipholding Group, Inc., Class A	7,187	55,556
Pacific Ethanol, Inc. (I)	5,737	49,338
Panhandle Oil and Gas, Inc., Class A	3,024	74,088
Par Pacific Holdings, Inc. (I)	5,915	87,542
PDC Energy, Inc. (I)	10,381	772,865
Pembina Pipeline Corp.	60,812	1,786,831
PetroChina Company, Ltd., H Shares	1,537,739	1,049,160
Petroleo Brasileiro SA (I)	435,207	2,368,427
Petronas Dagangan BHD	16,900	86,706
Peyto Exploration & Development Corp.	26,096	642,250
Phillips 66	81,109	6,738,536
Pioneer Natural Resources Company	30,974	5,917,273
Polski Koncern Naftowy ORLEN SA	28,858	525,039
Polskie Gornictwo Naftowe i
Gazownictwo SA	150,536	177,183
PrairieSky Royalty, Ltd.	32,552	794,595
PTT Exploration & Production PCL	396,900	925,133
PTT PCL	281,100	2,765,298
QEP Resources, Inc. (I)	66,412	1,305,660
Range Resources Corp.	34,113	1,200,095
Reliance Industries, Ltd., GDR (S)	14,767	423,075
Renewable Energy Group, Inc. (I)	7,345	71,614
Repsol SA	155,403	2,080,301
REX American Resources Corp. (I)	1,043	101,880
Ring Energy, Inc. (I)	7,037	90,074
Royal Dutch Shell PLC, A Shares	645,128	16,415,557
Royal Dutch Shell PLC, B Shares	566,289	15,058,795
RSP Permian, Inc. (I)	18,216	813,344
S-Oil Corp.	5,949	428,349
Sanchez Energy Corp. (I)	10,775	90,618
Santos, Ltd.	302,725	891,373
Scorpio Tankers, Inc.	30,624	129,540
SemGroup Corp., Class A	12,291	443,091
Seven Generations Energy, Ltd., Class A (I)	34,269	789,312
Ship Finance International, Ltd.	10,850	156,240
Showa Shell Sekiyu KK	27,100	245,426
SK Innovation Company, Ltd.	8,550	1,118,913
SM Energy Company	24,077	959,709
Snam SpA	451,406	1,747,063
Southwestern Energy Company (I)	89,557	1,016,472
Spectra Energy Corp.	128,047	5,243,525
Statoil ASA	140,190	2,430,545
Suncor Energy, Inc.	257,294	8,194,028
Synergy Resources Corp. (I)	34,787	330,129
Teekay Corp.	9,306	73,424
Teekay Tankers, Ltd., Class A	22,986	53,328
Tesoro Corp.	21,566	1,754,394
Thai Oil PCL	218,700	453,794
The Williams Companies, Inc.	125,170	3,842,719
TonenGeneral Sekiyu KK	43,000	415,694
TOTAL SA	316,732	15,101,085
Tourmaline Oil Corp. (I)	32,137	867,003
TransCanada Corp.	123,651	5,553,387
Tupras Turkiye Petrol Rafinerileri AS	17,089	340,415
Ultrapar Participacoes SA	52,422	1,069,562
United Tractors Tbk PT	226,537	350,183
Valero Energy Corp.	84,308	5,190,000
Veresen, Inc.	47,991	440,861
Vermilion Energy, Inc.	17,602	714,012
Western Refining, Inc.	36,901	1,323,639
Westmoreland Coal Company (I)	3,695	63,997
Woodside Petroleum, Ltd.	143,377	3,158,263
World Fuel Services Corp.	19,525	868,082
WPX Energy, Inc. (I)	95,439	1,483,122
Yanzhou Coal Mining Company, Ltd., H Shares	137,210	95,658
		392,963,225
		448,480,905
Financials - 20.3%
Banks - 11.5%
1st Source Corp.	2,977	117,175
ABN AMRO Group NV (S)	14,540	314,176
Access National Corp.	1,909	52,249
ACNB Corp.	1,743	54,207
Agricultural Bank of China, Ltd., H Shares	1,782,700	745,481
Akbank TAS	306,226	670,941
Alior Bank SA (I)	8,551	90,703
Allegiance Bancshares, Inc. (I)	2,302	70,441
Alliance Financial Group BHD	102,540	88,369
Ameris Bancorp	6,304	282,734
AMMB Holdings BHD	188,600	176,386
Aozora Bank, Ltd.	178,000	618,733
Arrow Financial Corp.	2,092	79,182
Associated Banc-Corp.	41,183	941,032
Atlantic Capital Bancshares, Inc. (I)	3,887	62,581
Australia & New Zealand
Banking Group, Ltd.	553,305	11,587,416
Banc of California, Inc.	9,126	137,803
BancFirst Corp.	1,416	116,041
Banco Bilbao Vizcaya Argentaria SA	911,477	5,612,521
Banco Bradesco SA	121,436	1,043,601
Banco de Chile	3,821,925	426,945
Banco de Credito e Inversiones	5,682	284,086
Banco de Sabadell SA	747,167	931,894
Banco do Brasil SA	126,091	1,059,483
Banco Espirito Santo SA (I)	322,715	484
Banco Latinoamericano de Comercio
Exterior SA	5,581	158,947
Banco Popular Espanol SA	481,013	421,756
Banco Santander Brasil SA	60,526	502,970
Banco Santander Chile	10,579,066	576,556
Banco Santander SA	2,029,411	9,270,655
BancorpSouth, Inc.	39,740	1,134,577
Bangkok Bank PCL, Foreign Shares	66,961	296,121
Bank Central Asia Tbk PT	1,660,230	1,749,698
Bank Danamon Indonesia Tbk PT	456,401	109,420
Bank Handlowy w Warszawie SA	2,378	38,125
Bank Hapoalim BM	167,352	1,005,843
Bank Leumi Le-Israel, Ltd. (I)	226,953	923,956
Bank Mandiri Persero Tbk PT	1,261,828	978,374
Bank Millennium SA (I)	48,197	60,734
Bank Negara Indonesia Persero Tbk PT	1,003,653	382,501
Bank of America Corp.	3,457,873	73,030,278
Bank of China, Ltd., H Shares	5,779,321	2,624,266
Bank of Communications Company, Ltd.,
H Shares	635,076	487,136
Bank of East Asia, Ltd.	147,493	610,764
Bank of Hawaii Corp.	11,881	990,519
Bank of Ireland (I)	3,419,645	728,294
Bank of Marin Bancorp	1,075	68,209
Bank of Montreal	100,392	6,616,321
Bank of Queensland, Ltd.	71,640	593,424

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of the Ozarks, Inc.	41,618	$2,019,305
Bank of the Philippine Islands	90,800	164,424
Bank Pekao SA	14,315	402,469
Bank Rakyat Indonesia Persero Tbk PT	1,499,777	1,204,831
Bank Zachodni WBK SA	3,286	228,685
Bankia SA	663,581	590,634
Bankinter SA	93,151	699,779
Bankwell Financial Group, Inc.	1,565	45,620
Banner Corp.	5,682	296,203
Barclays Africa Group, Ltd.	37,121	414,174
Barclays PLC	2,560,796	6,895,123
BB&T Corp.	275,971	12,487,688
BDO Unibank, Inc.	220,390	495,286
Bendigo and Adelaide Bank, Ltd.	87,521	778,007
Berkshire Hills Bancorp, Inc.	5,684	192,972
Blue Hills Bancorp, Inc.	5,311	92,411
BNC Bancorp	7,551	228,040
BNK Financial Group, Inc.	34,443	263,974
BNP Paribas SA	150,570	8,726,834
BOC Hong Kong Holdings, Ltd.	464,500	1,739,179
Boston Private Financial Holdings, Inc.	15,027	225,405
Bridge Bancorp, Inc.	3,454	116,227
Brookline Bancorp, Inc.	13,223	197,023
Bryn Mawr Bank Corp.	3,320	122,176
C&F Financial Corp.	891	40,184
CaixaBank SA	458,500	1,329,514
Camden National Corp.	3,044	118,564
Canadian Imperial Bank of Commerce	61,837	4,878,646
Capital Bank Financial Corp., Class A	5,505	197,079
Capitec Bank Holdings, Ltd.	3,338	153,752
Cardinal Financial Corp.	5,940	190,021
Carolina Financial Corp.	2,182	57,888
Cascade Bancorp (I)	5,723	41,663
Cathay General Bancorp	34,314	1,204,421
CenterState Banks, Inc.	8,591	192,610
Central Pacific Financial Corp.	5,599	165,450
Central Valley Community Bancorp	2,369	39,136
Chang Hwa Commercial Bank	1,007,249	538,464
Chemical Financial Corp.	31,526	1,635,569
Chemung Financial Corp.	932	29,302
China CITIC Bank Corp., Ltd., H Shares	641,500	417,985
China Construction Bank Corp., H Shares	6,130,196	4,570,415
China Development Financial Holdings Corp.	2,779,000	691,746
China Everbright Bank Company, Ltd.,
H Shares	224,900	106,621
China Merchants Bank Company, Ltd.,
H Shares	284,755	702,325
China Minsheng Banking Corp., Ltd.,
H Shares	425,000	478,703
Chongqing Rural Commercial Bank,
H Shares	182,000	113,449
CIMB Group Holdings BHD	324,200	331,064
Citigroup, Inc.	984,460	55,513,699
Citizens & Northern Corp.	2,773	66,136
Citizens Financial Group, Inc.	175,931	5,895,448
City Holding Company	2,767	170,115
CNB Financial Corp.	1,937	45,055
CoBiz Financial, Inc.	7,025	106,288
Codorus Valley Bancorp, Inc.	2,085	50,038
Columbia Banking System, Inc.	10,884	433,401
Comerica, Inc.	58,900	3,754,875
Commerce Bancshares, Inc.	24,168	1,324,640
Commerzbank AG	165,172	1,151,531
Commonwealth Bank of Australia	325,140	18,859,436
Community Bank Systems, Inc.	7,911	448,554
Community Trust Bancorp, Inc.	2,915	123,159
Concordia Financial Group, Ltd.	184,300	864,619
ConnectOne Bancorp, Inc.	5,689	133,692
County Bancorp, Inc.	1,768	39,921
Credicorp, Ltd.	8,400	1,316,196
Credit Agricole SA	149,829	1,688,119
CTBC Financial Holding Company, Ltd.	3,584,090	1,963,461
CU Bancorp (I)	3,554	99,157
Cullen/Frost Bankers, Inc.	15,320	1,260,989
Customers Bancorp, Inc. (I)	4,631	141,246
CVB Financial Corp.	18,989	394,402
Danske Bank A/S	117,189	3,410,979
DBS Group Holdings, Ltd.	116,072	1,412,985
DGB Financial Group, Inc.	22,331	182,704
DNB ASA	122,621	1,804,616
E.Sun Financial Holding Company, Ltd.	1,607,652	932,370
Eagle Bancorp, Inc. (I)	5,737	337,049
East West Bancorp, Inc.	39,941	1,912,375
Enterprise Financial Services Corp.	3,773	144,883
Equity Bancshares, Inc., Class A (I)	1,371	42,940
Erste Group Bank AG (I)	54,436	1,508,467
F.N.B. Corp.	96,710	1,477,729
Farmers Capital Bank Corp.	1,359	48,788
Farmers National Banc Corp.	5,557	65,850
FCB Financial Holdings, Inc., Class A (I)	5,617	248,552
Fidelity Southern Corp.	4,259	94,976
Fifth Third Bancorp	259,558	6,753,699
Financial Institutions, Inc.	2,886	88,456
First BanCorp (I)	22,177	131,288
First Bancorp	2,416	60,400
First Busey Corp.	5,891	161,472
First Business Financial Services, Inc.	1,791	39,312
First Citizens BancShares, Inc., Class A	1,386	493,929
First Commonwealth Financial Corp.	16,555	208,924
First Community Bancshares, Inc.	3,316	93,511
First Connecticut Bancorp, Inc.	3,669	79,434
First Financial Bancorp	11,624	311,523
First Financial Bankshares, Inc.	11,898	512,209
First Financial Corp.	2,133	97,691
First Financial Holding Company, Ltd.	1,957,445	1,030,564
First Financial Northwest, Inc.	2,461	41,739
First Foundation, Inc. (I)	2,879	80,670
First Horizon National Corp.	64,308	1,226,997
First Internet Bancorp	1,384	40,205
First Interstate BancSystem, Inc., Class A	3,717	140,317
First Merchants Corp.	7,525	258,333
First Mid-Illinois Bancshares, Inc.	1,826	55,602
First Midwest Bancorp, Inc.	15,133	367,429
First Northwest Bancorp (I)	3,078	45,370
Flushing Financial Corp.	5,016	131,319
Franklin Financial Network, Inc. (I)	1,874	70,744
Fukuoka Financial Group, Inc.	121,000	532,428
Fulton Financial Corp.	79,531	1,411,675
German American Bancorp, Inc.	2,787	132,215
Glacier Bancorp, Inc.	14,201	487,094
Great Southern Bancorp, Inc.	2,313	114,840
Great Western Bancorp, Inc.	10,810	432,400
Green Bancorp, Inc. (I)	4,360	54,500
Grupo Financiero Banorte SAB de CV, Series O	365,300	1,751,757
Grupo Financiero Inbursa SAB de CV, Series O	341,200	460,660
Grupo Financiero Santander Mexico SAB
de CV, Class B	269,300	377,983
Guaranty Bancorp	3,260	69,438

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hana Financial Group, Inc.	39,100	$1,076,431
Hancock Holding Company	35,699	1,483,293
Hang Seng Bank, Ltd.	95,000	1,797,593
Hanmi Financial Corp.	5,943	182,450
HarborOne Bancorp, Inc. (I)	3,063	57,584
Heartland Financial USA, Inc.	4,155	178,042
Heritage Commerce Corp.	4,189	51,902
Heritage Financial Corp.	5,880	133,182
Heritage Oaks Bancorp	4,484	44,616
Hilltop Holdings, Inc.	13,865	389,468
Home BancShares, Inc.	22,469	581,273
HomeTrust Bancshares, Inc. (I)	3,683	87,287
Hong Leong Bank BHD	64,000	190,215
Hong Leong Financial Group BHD	22,100	74,182
Hope Bancorp, Inc.	23,953	476,665
Horizon Bancorp	3,943	89,822
HSBC Holdings PLC	2,991,599	23,713,106
Hua Nan Financial Holdings Company, Ltd.	1,504,080	763,440
Huntington Bancshares, Inc.	367,697	4,581,505
IBERIABANK Corp.	7,566	626,843
Independent Bank Corp. (MA)	4,886	318,079
Independent Bank Corp. (MI)	4,105	77,585
Independent Bank Group, Inc.	2,103	126,390
Industrial & Commercial Bank of China,
Ltd., H Shares	5,375,270	3,284,741
Industrial Bank of Korea	33,286	371,524
ING Groep NV (I)	240,433	3,266,834
International Bancshares Corp.	26,210	1,020,224
Intesa Sanpaolo SpA	2,361,901	5,204,936
Intesa Sanpaolo SpA	169,701	350,631
Investors Bancorp, Inc.	53,547	725,026
Itau CorpBanca	23,949,477	193,674
Japan Post Bank Company, Ltd.	63,300	756,505
JPMorgan Chase & Co.	1,223,950	98,124,072
Kasikornbank PCL	469,159	2,231,402
KB Financial Group, Inc.	52,468	1,886,651
KBC Groep NV	44,249	2,652,868
KeyCorp	366,729	6,348,079
Komercni Banka AS	10,465	345,667
Krung Thai Bank PCL	970,100	477,870
Kyushu Financial Group, Inc.	54,300	363,956
Lakeland Bancorp, Inc.	7,613	133,608
Lakeland Financial Corp.	4,497	189,773
LegacyTexas Financial Group, Inc.	8,193	321,657
Live Oak Bancshares, Inc.	4,008	69,539
Lloyds Banking Group PLC	9,716,767	7,017,764
M&T Bank Corp.	53,121	7,646,237
Macatawa Bank Corp.	6,130	57,806
MainSource Financial Group, Inc.	3,665	112,039
Malayan Banking BHD	360,133	625,829
MB Financial, Inc.	33,774	1,461,401
mBank SA (I)	1,170	90,383
MBT Financial Corp.	4,107	39,222
Mebuki Financial Group, Inc.	255,720	944,322
Mediobanca SpA	107,227	739,325
Mega Financial Holding Company, Ltd.	2,222,575	1,583,992
Mercantile Bank Corp.	3,035	99,578
Merchants Bancshares, Inc.	1,271	62,787
Metropolitan Bank & Trust Company	84,240	126,929
Middleburg Financial Corp.	1,423	49,435
Midland States Bancorp, Inc.	1,147	37,346
Mitsubishi UFJ Financial Group, Inc.	1,973,600	11,867,109
Mizrahi Tefahot Bank, Ltd.	20,181	282,827
Mizuho Financial Group, Inc.	3,677,500	6,640,533
MutualFirst Financial, Inc.	1,509	44,893
National Australia Bank, Ltd.	501,668	10,693,241
National Bank Holdings Corp., Class A	4,519	122,917
National Bank of Canada	53,308	1,996,917
National Bankshares, Inc.	1,178	42,526
National Commerce Corp. (I)	2,035	66,545
Natixis SA	135,522	681,379
NBT Bancorp, Inc.	8,029	310,241
Nedbank Group, Ltd.	17,415	283,969
Nicolet Bankshares, Inc. (I)	1,609	71,070
Nordea Bank AB	482,913	5,075,160
Northrim BanCorp, Inc.	1,652	46,421
OFG Bancorp	8,090	109,215
Old Line Bancshares, Inc.	2,216	48,508
Old National Bancorp	24,700	421,135
Old Second Bancorp, Inc.	6,377	58,668
Opus Bank	3,368	85,210
OTP Bank PLC	45,275	1,217,797
Oversea-Chinese Banking Corp., Ltd.	203,564	1,285,467
Pacific Continental Corp.	4,560	90,516
Pacific Mercantile Bancorp (I)	4,513	27,304
Pacific Premier Bancorp, Inc. (I)	5,165	165,538
PacWest Bancorp	33,374	1,710,418
Park National Corp.	2,372	264,715
Park Sterling Corp.	10,611	103,245
Peapack Gladstone Financial Corp.	3,285	87,939
Penns Woods Bancorp, Inc.	732	34,638
People’s United Financial, Inc.	105,405	1,973,182
People’s Utah Bancorp	2,972	68,653
Peoples Bancorp, Inc.	3,360	98,146
Peoples Financial Services Corp.	982	43,326
Pinnacle Financial Partners, Inc.	8,010	516,645
Powszechna Kasa Oszczednosci Bank
Polski SA	79,206	480,756
Preferred Bank	2,384	107,495
Premier Financial Bancorp, Inc.	2,389	43,937
PrivateBancorp, Inc.	36,492	1,707,096
Prosperity Bancshares, Inc.	31,493	2,082,632
Public Bank BHD	283,662	1,243,340
QCR Holdings, Inc.	2,476	94,459
Raiffeisen Bank International AG (I)	21,671	393,933
Regions Financial Corp.	425,307	5,758,657
Renasant Corp.	7,753	321,439
Republic Bancorp, Inc., Class A	1,957	72,468
Resona Holdings, Inc.	339,100	1,656,206
RHB Capital BHD	80,541	88,273
Royal Bank of Canada	230,412	14,936,557
Royal Bank of Scotland Group PLC (I)	534,060	1,296,076
S&T Bancorp, Inc.	6,425	227,381
Sandy Spring Bancorp, Inc.	4,389	159,760
Seacoast Banking Corp. of Florida (I)	5,981	122,969
Security Bank Corp.	10,740	39,121
ServisFirst Bancshares, Inc.	4,325	318,407
Seven Bank, Ltd.	93,100	268,737
Shinhan Financial Group Company, Ltd.	56,374	2,124,371
Shinsei Bank, Ltd.	280,000	456,258
Shore Bancshares, Inc.	3,446	48,072
Siam Commercial Bank PCL	409,309	1,677,279
Sierra Bancorp	2,943	67,248
Signature Bank (I)	14,879	2,230,511
Simmons First National Corp., Class A	5,566	336,465
SinoPac Financial Holdings Company, Ltd.	2,071,386	590,959
Skandinaviska Enskilda Banken AB, Series A	242,293	2,413,135
Societe Generale SA	109,160	4,683,280

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
South State Corp.	4,447	$377,773
Southern National Bancorp of Virginia, Inc.	2,942	43,718
Southside Bancshares, Inc.	4,583	176,308
Southwest Bancorp, Inc.	3,771	82,396
Standard Bank Group, Ltd.	114,322	1,222,194
Standard Chartered PLC (I)	496,223	3,976,096
State Bank Financial Corp.	6,590	162,707
Sterling Bancorp	23,376	531,804
Stock Yards Bancorp, Inc.	4,005	165,006
Stonegate Bank	2,565	100,009
Suffolk Bancorp	2,054	85,570
Sumitomo Mitsui Financial Group, Inc.	207,900	7,840,795
Sumitomo Mitsui Trust Holdings, Inc.	51,100	1,897,278
Sun Bancorp, Inc.	1,939	44,500
SunTrust Banks, Inc.	169,957	8,829,266
Suruga Bank, Ltd.	27,200	622,567
SVB Financial Group (I)	14,423	2,279,267
Svenska Handelsbanken AB, A Shares	239,954	3,330,227
Swedbank AB, A Shares	143,210	3,307,186
Synovus Financial Corp.	34,073	1,318,966
Taishin Financial Holdings
Company, Ltd.	1,746,973	640,539
Taiwan Business Bank	792,870	200,590
Taiwan Cooperative Financial Holding
Company, Ltd.	1,572,507	692,679
TCF Financial Corp.	47,408	822,529
Texas Capital Bancshares, Inc. (I)	8,573	623,686
The Bancorp, Inc. (I)	10,232	70,805
The Bank of Kyoto, Ltd.	46,000	324,621
The Bank of Nova Scotia	186,798	10,309,837
The Chiba Bank, Ltd.	110,000	664,505
The Chugoku Bank, Ltd.	27,200	373,183
The First of Long Island Corp.	4,379	112,090
The Hachijuni Bank, Ltd.	63,800	347,399
The Hiroshima Bank, Ltd.	78,000	349,390
The Iyo Bank, Ltd.	38,800	252,667
The PNC Financial Services Group, Inc.	166,489	18,403,694
The Shizuoka Bank, Ltd.	83,000	683,100
The Toronto-Dominion Bank	287,136	13,588,354
TMB Bank PCL	2,894,100	163,580
Tompkins Financial Corp.	2,551	220,151
Towne Bank	10,229	329,885
TriCo Bancshares	4,001	125,071
TriState Capital Holdings, Inc. (I)	4,386	89,474
Triumph Bancorp, Inc. (I)	2,991	64,157
Trustmark Corp.	31,219	1,052,392
Turkiye Garanti Bankasi AS	321,126	679,115
Turkiye Halk Bankasi AS	88,080	224,682
Turkiye Is Bankasi, Class C	218,077	305,362
Turkiye Vakiflar Bankasi Tao, Class D	103,377	125,090
U.S. Bancorp	545,124	27,049,053
UMB Financial Corp.	8,253	627,393
Umpqua Holdings Corp.	101,793	1,808,862
UniCredit SpA	973,843	2,077,303
Union Bankshares Corp.	7,598	256,812
Unione di Banche Italiane SpA	164,445	367,372
United Bankshares, Inc.	12,095	558,184
United Community Banks, Inc.	13,192	358,559
United Overseas Bank, Ltd.	85,314	1,210,093
Univest Corp. of Pennsylvania	4,882	139,381
Valley National Bancorp	115,799	1,313,161
Veritex Holdings, Inc. (I)	2,199	43,650
Washington Trust Bancorp, Inc.	2,841	144,749
WashingtonFirst Bankshare, Inc.	2,076	56,799
Webster Financial Corp.	42,140	2,090,565
Wells Fargo & Company	1,538,755	81,430,915
WesBanco, Inc.	7,630	304,208
Westamerica Bancorporation	4,507	279,569
Westpac Banking Corp.	632,511	14,624,682
Wintrust Financial Corp.	9,467	623,307
Woori Bank	40,183	411,818
Xenith Bankshares, Inc. (I)	16,320	40,800
Yadkin Financial Corp.	9,317	305,225
Yamaguchi Financial Group, Inc.	31,000	326,451
Yapi ve Kredi Bankasi AS (I)	127,859	115,748
Zions Bancorporation	69,568	2,768,111
		819,953,620
Capital markets - 3.1%
3i Group PLC	147,924	1,272,420
Aberdeen Asset Management PLC	141,273	473,051
Affiliated Managers Group, Inc. (I)	13,784	2,041,410
Ameriprise Financial, Inc.	41,275	4,714,018
Arlington Asset Investment Corp., Class A	4,367	70,920
Associated Capital Group, Inc., Class A	1,051	35,576
ASX, Ltd.	36,635	1,314,929
BGC Partners, Inc., Class A	40,653	397,180
BlackRock, Inc.	31,185	11,563,086
BM&FBovespa SA	252,165	1,236,342
Brait SE (I)	30,221	182,481
Brookfield Asset Management, Inc.	134,565	4,480,825
Calamos Asset Management, Inc., Class A	4,723	32,305
CBOE Holdings, Inc.	22,530	1,552,317
CETIP SA - Mercados Organizados	31,736	415,963
China Cinda Asset Management
Company, Ltd., H Shares	635,100	229,119
China Everbright, Ltd.	66,884	134,821
China Galaxy Securities Company, Ltd.,
H Shares	221,000	218,960
CI Financial Corp.	41,022	811,401
CITIC Securities Company, Ltd., H Shares	158,900	371,199
CME Group, Inc.	86,605	9,778,571
Cohen & Steers, Inc.	3,932	139,979
Coronation Fund Managers, Ltd.	20,743	105,638
Cowen Group, Inc., Class A (I)	20,086	73,314
Credit Suisse Group AG (I)	327,021	4,349,757
Daiwa Securities Group, Inc.	260,000	1,593,561
Deutsche Bank AG (I)	214,859	3,387,463
Deutsche Boerse AG	26,206	2,029,370
Deutsche Boerse AG, Tender Offer (I)	4,525	364,971
Diamond Hill Investment Group, Inc.	575	120,233
E*TRADE Financial Corp. (I)	69,915	2,412,767
Eaton Vance Corp.	31,438	1,271,353
Evercore Partners, Inc., Class A	7,219	486,561
FactSet Research Systems, Inc.	11,267	1,804,635
Federated Investors, Inc., Class B	26,008	714,960
Financial Engines, Inc.	10,018	349,127
Franklin Resources, Inc.	89,815	3,526,137
GAIN Capital Holdings, Inc.	7,374	47,415
GAMCO Investors, Inc., Class A	1,093	33,479
GF Securities Company, Ltd., H Shares	99,800	233,099
Greenhill & Company, Inc.	5,088	140,938
Haitong Securities Company, Ltd., H Shares	224,000	430,918
Hargreaves Lansdown PLC	39,727	583,644
Hong Kong Exchanges & Clearing, Ltd.	144,715	3,800,908
Houlihan Lokey, Inc.	2,407	68,575
Huatai Securities Company, Ltd., H Shares (S)	107,600	246,901
ICAP PLC	82,946	505,319

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
IGM Financial, Inc.	17,198	$498,029
Intercontinental Exchange, Inc.	152,240	8,434,096
INTL. FCStone, Inc. (I)	2,862	117,657
Invesco, Ltd.	104,866	3,283,354
Investec PLC	94,005	609,402
Investec, Ltd.	22,822	145,400
Investment Technology Group, Inc.	6,306	117,544
Janus Capital Group, Inc.	66,369	895,982
Japan Exchange Group, Inc.	81,600	1,228,802
Julius Baer Group, Ltd. (I)	39,365	1,735,601
KCG Holdings, Inc., Class A (I)	9,717	137,398
Korea Investment Holdings Company, Ltd.	5,153	175,810
Ladenburg Thalmann Financial Services, Inc. (I)	19,217	46,505
Legg Mason, Inc.	23,561	751,596
London Stock Exchange Group PLC	47,361	1,625,852
Macquarie Group, Ltd.	58,187	3,597,500
MarketAxess Holdings, Inc.	10,429	1,728,815
Mirae Asset Daewoo Company, Ltd.	23,735	140,558
Mirae Asset Securities Company, Ltd.	9,813	170,784
Moelis & Company, Class A	3,610	105,412
Moody’s Corp.	42,755	4,296,878
Morgan Stanley	376,275	15,562,734
MSCI, Inc.	26,228	2,066,766
Nasdaq, Inc.	29,209	1,872,005
NH Investment & Securities Company, Ltd.	18,586	155,791
Nomura Holdings, Inc.	562,500	3,099,361
Northern Trust Corp.	54,425	4,471,014
OM Asset Management PLC	7,347	108,001
Oppenheimer Holdings, Inc., Class A	2,340	41,184
Partners Group Holding AG	2,985	1,450,671
Piper Jaffray Companies (I)	2,667	194,558
PJT Partners, Inc., Class A	3,324	97,892
Platinum Asset Management, Ltd.	41,895	169,455
Pzena Investment Management, Inc., Class A	3,765	37,236
Raymond James Financial, Inc.	34,950	2,514,303
S&P Global, Inc.	67,473	8,028,612
Safeguard Scientifics, Inc. (I)	4,519	53,098
Samsung Securities Company, Ltd.	7,572	206,844
SBI Holdings, Inc.	33,364	424,958
Schroders PLC	20,749	715,023
SEI Investments Company	37,560	1,772,081
Singapore Exchange, Ltd.	50,200	255,431
State Street Corp.	93,711	7,384,427
Stifel Financial Corp. (I)	30,249	1,507,913
T. Rowe Price Group, Inc.	63,545	4,706,143
The Bank of New York Mellon Corp.	272,919	12,941,819
The Charles Schwab Corp.	307,760	11,898,002
The Goldman Sachs Group, Inc.	96,383	21,135,828
Thomson Reuters Corp.	54,052	2,333,414
UBS Group AG	642,207	10,210,748
Virtu Financial, Inc., Class A	4,964	68,751
Virtus Investment Partners, Inc.	1,098	127,148
Waddell & Reed Financial, Inc., Class A	37,803	738,293
Westwood Holdings Group, Inc.	1,444	85,745
WisdomTree Investments, Inc.	53,486	591,555
Yuanta Financial Holdings Company, Ltd.	1,960,187	709,790
		217,727,485
Consumer finance - 0.6%
Acom Company, Ltd. (I)	62,500	302,528
AEON Financial Service Company, Ltd.	17,700	298,035
American Express Company	198,394	14,292,304
Capital One Financial Corp.	129,378	10,872,927
Credit Saison Company, Ltd.	23,200	421,276
Discover Financial Services	103,192	6,993,322
Encore Capital Group, Inc. (I)	4,616	126,709
Enova International, Inc. (I)	5,130	59,765
EZCORP, Inc., Class A (I)	9,693	112,923
FirstCash, Inc.	8,865	406,904
Gentera SAB de CV	143,000	226,287
Green Dot Corp., Class A (I)	7,968	192,108
LendingClub Corp. (I)	61,360	347,298
Navient Corp.	80,981	1,395,303
Nelnet, Inc., Class A	3,786	191,004
PRA Group, Inc. (I)	8,666	311,543
Provident Financial PLC	22,294	811,642
Regional Management Corp. (I)	2,108	51,983
Samsung Card Company, Ltd.	4,591	164,000
SLM Corp. (I)	118,608	1,194,383
Synchrony Financial	202,570	7,000,819
World Acceptance Corp. (I)	1,175	66,117
		45,839,180
Diversified financial services - 1.4%
African Bank Investments, Ltd. (I)	119,121	2,623
AMP, Ltd.	562,422	1,947,790
Ayala Corp.	33,820	494,474
Berkshire Hathaway, Inc., Class B (I)	485,307	76,406,734
Chailease Holding Company, Ltd.	209,288	356,258
Challenger, Ltd.	108,198	848,825
Corp. Financiera Colombiana SA	14,265	163,405
ECN Capital Corp. (I)	63,436	142,616
Element Financial Corp.	61,375	511,725
Eurazeo SA	5,853	317,448
EXOR SpA	20,851	874,762
Far East Horizon, Ltd.	138,000	124,527
First Pacific Company, Ltd.	256,000	179,707
FirstRand, Ltd.	298,236	1,066,625
FNFV Group (I)	12,250	156,800
Fubon Financial Holding Company, Ltd.	1,358,736	2,100,668
Groupe Bruxelles Lambert SA	14,218	1,164,838
Grupo de Inversiones Suramericana SA	42,662	492,577
GT Capital Holdings, Inc.	10,585	247,177
HACI Omer Sabanci Holding AS	129,894	330,547
Industrivarden AB, C Shares	26,548	454,596
Investor AB, B Shares	72,976	2,465,244
Kinnevik AB, B Shares (I)	37,069	907,563
Leucadia National Corp.	82,929	1,826,097
Metro Pacific Investments Corp.	1,765,700	219,660
Mitsubishi UFJ Lease & Finance
Company, Ltd.	70,400	330,080
NewStar Financial, Inc. (I)	4,137	35,123
On Deck Capital, Inc. (I)	9,332	42,927
Onex Corp.	13,307	933,957
ORIX Corp.	205,500	3,265,914
Pargesa Holding SA	5,997	379,861
PICO Holdings, Inc. (I)	4,520	64,636
PSG Group, Ltd.	8,236	113,542
Remgro, Ltd.	42,487	629,805
RMB Holdings, Ltd.	63,144	279,165
Wendel SA	3,951	456,791
		100,335,087
Insurance - 3.4%
Admiral Group PLC	32,758	778,208
Aegon NV	120,945	614,079
Aflac, Inc.	65,838	4,699,516
Ageas	35,530	1,324,568

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
AIA Group, Ltd.	1,516,509	$9,234,154
Alleghany Corp. (I)	4,279	2,430,258
Allianz SE	71,494	11,361,177
Ambac Financial Group, Inc. (I)	8,414	206,143
American Equity Investment Life
Holding Company	16,134	334,458
American Financial Group, Inc.	20,231	1,663,595
American International Group, Inc.	163,487	10,353,632
AMERISAFE, Inc.	3,531	224,395
Aon PLC	42,666	4,868,191
Argo Group International Holdings, Ltd.	5,272	334,508
Arthur J. Gallagher & Company	28,372	1,428,530
Aspen Insurance Holdings, Ltd.	16,687	850,203
Assicurazioni Generali SpA	219,308	2,767,770
Assurant, Inc.	9,527	822,561
Atlas Financial Holdings, Inc. (I)	2,270	38,363
Aviva PLC	619,852	3,464,840
AXA SA	278,664	6,549,287
Baldwin & Lyons, Inc., Class B	2,007	53,186
Baloise Holding AG	9,192	1,106,505
BB Seguridade Participacoes SA	104,508	872,659
Blue Capital Reinsurance Holdings, Ltd.	1,724	31,118
Brown & Brown, Inc.	31,776	1,377,490
Cathay Financial Holdings Company, Ltd.	1,667,466	2,443,089
China Life Insurance Company, Ltd.	709,384	755,214
China Life Insurance Company, Ltd., H Shares	552,376	1,604,097
China Pacific Insurance Group Company, Ltd.,
H Shares	198,100	768,251
China Taiping Insurance Holdings
Company, Ltd. (I)	124,200	283,570
Chubb, Ltd.	74,763	9,569,664
Cincinnati Financial Corp.	24,026	1,843,755
Citizens, Inc. (I)	9,249	85,276
CNO Financial Group, Inc.	81,733	1,463,021
CNP Assurances	26,883	471,532
Dai-ichi Life Holdings, Inc.	168,700	2,781,283
Direct Line Insurance Group PLC	213,017	924,284
Discovery, Ltd.	33,614	265,620
Donegal Group, Inc., Class A	2,243	36,000
Dongbu Insurance Company, Ltd.	6,547	408,201
eHealth, Inc. (I)	3,771	38,313
EMC Insurance Group, Inc.	1,655	45,695
Employers Holdings, Inc.	5,937	209,873
Endurance Specialty Holdings, Ltd.	17,794	1,640,607
Enstar Group, Ltd. (I)	1,984	390,154
Everest Re Group, Ltd.	11,610	2,444,486
Fairfax Financial Holdings, Ltd.	3,682	1,749,642
FBL Financial Group, Inc., Class A	1,929	147,665
Federated National Holding Company	2,451	42,623
Fidelity & Guaranty Life	2,351	55,484
First American Financial Corp.	30,410	1,147,673
Genworth Financial, Inc., Class A (I)	231,726	991,787
Gjensidige Forsikring ASA	26,471	423,071
Great-West Lifeco, Inc.	50,382	1,326,217
Greenlight Capital Re, Ltd., Class A (I)	5,752	130,858
Hallmark Financial Services, Inc. (I)	3,470	37,025
Hannover Rueck SE	9,801	1,040,194
Hanwha Life Insurance Company, Ltd.	28,682	163,346
HCI Group, Inc.	1,675	54,170
Heritage Insurance Holdings, Inc.	5,183	74,791
Horace Mann Educators Corp.	7,584	304,498
Hyundai Marine & Fire Insurance
Company, Ltd.	8,266	257,382
Industrial Alliance Insurance and
Financial Services, Inc.	17,969	761,806
Infinity Property & Casualty Corp.	2,037	175,691
Insurance Australia Group, Ltd.	471,323	1,940,546
Intact Financial Corp.	22,008	1,531,860
James River Group Holdings, Ltd.	2,581	100,607
Japan Post Holdings Company, Ltd.	72,300	906,973
Kemper Corp.	20,886	855,282
Kinsale Capital Group, Inc.	1,466	41,796
Legal & General Group PLC	911,864	2,684,304
Liberty Holdings, Ltd.	13,977	109,979
Lincoln National Corp.	37,373	2,395,609
Loews Corp.	44,427	1,983,666
Maiden Holdings, Ltd.	11,075	170,555
Mapfre SA	160,190	480,226
Marsh & McLennan Companies, Inc.	83,244	5,769,642
MBIA, Inc. (I)	24,564	255,220
Medibank Pvt., Ltd.	532,598	1,022,051
Mercury General Corp.	10,108	590,307
MetLife, Inc.	176,577	9,713,501
MMI Holdings, Ltd.	103,207	160,734
MS&AD Insurance Group Holdings, Inc.	79,300	2,514,107
Muenchener Rueckversicherungs-
Gesellschaft AG (Munich Re)	25,379	4,623,647
National General Holdings Corp.	9,100	205,569
National Western Life Group, Inc.,
Class A	461	120,524
New China Life Insurance Company,
Ltd., H Shares	60,200	303,891
NN Group NV	21,160	679,210
Old Mutual PLC	754,911	1,790,041
Old Republic International Corp.	67,649	1,208,888
OneBeacon Insurance Group, Ltd.,
Class A	4,372	67,110
People’s Insurance Company Group of
China, Ltd., H Shares	563,000	237,069
PICC Property & Casualty Company, Ltd.,
H Shares	346,780	579,991
Ping An Insurance Group Company of China,
Ltd., H Shares	384,710	2,123,378
Porto Seguro SA	18,223	154,057
Poste Italiane SpA (S)	99,538	618,103
Power Corp. of Canada	61,738	1,378,798
Power Financial Corp.	44,636	1,127,115
Powszechny Zaklad Ubezpieczen SA	55,339	388,978
Primerica, Inc.	21,556	1,524,009
Principal Financial Group, Inc.	43,007	2,481,074
Prudential Financial, Inc.	70,231	7,065,239
Prudential PLC	391,723	7,563,092
QBE Insurance Group, Ltd.	264,240	2,177,797
Rand Merchant Investment Holdings, Ltd.	66,852	182,932
Reinsurance Group of America, Inc.	17,757	2,167,242
RenaissanceRe Holdings, Ltd.	11,422	1,491,256
RLI Corp.	7,083	425,263
RSA Insurance Group PLC	156,782	1,059,590
Safety Insurance Group, Inc.	2,668	187,694
Sampo OYJ, A Shares	48,589	2,144,146
Samsung Fire & Marine Insurance
Company, Ltd.	4,381	1,096,536
Samsung Life Insurance Company, Ltd.	9,246	900,572
Sanlam, Ltd.	129,037	563,994
SCOR SE	24,647	781,494
Selective Insurance Group, Inc.	10,614	436,235

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Shin Kong Financial Holding Company, Ltd. (I)	1,671,568	$430,497
Sompo Japan Nipponkoa Holdings, Inc.	55,100	1,834,319
Sony Financial Holdings, Inc.	27,700	407,776
St. James’s Place PLC	81,817	960,767
Standard Life PLC	305,002	1,317,112
State Auto Financial Corp.	2,728	70,355
State National Companies, Inc.	6,080	81,654
Stewart Information Services Corp.	4,214	199,912
Sul America SA	28,479	157,924
Sun Life Financial, Inc.	98,149	3,768,723
Suncorp Group, Ltd.	248,582	2,290,700
Swiss Life Holding AG (I)	5,804	1,594,904
Swiss Re AG	59,162	5,441,883
T&D Holdings, Inc.	92,600	1,184,689
The Allstate Corp.	59,689	4,173,455
The Hanover Insurance Group, Inc.	11,847	1,025,832
The Hartford Financial Services
Group, Inc.	62,025	2,922,618
The Navigators Group, Inc.	2,125	223,975
The Progressive Corp.	93,511	3,113,916
The Travelers Companies, Inc.	46,343	5,252,979
Third Point Reinsurance, Ltd. (I)	12,528	148,457
Tokio Marine Holdings, Inc.	106,700	4,675,067
Torchmark Corp.	17,878	1,253,069
Trupanion, Inc. (I)	2,792	46,487
Tryg A/S	20,956	376,256
UnipolSai SpA	225,628	428,931
United Fire Group, Inc.	4,023	182,644
United Insurance Holdings Corp.	3,309	44,936
Universal Insurance Holdings, Inc.	6,128	147,072
Unum Group	37,650	1,591,466
W.R. Berkley Corp.	27,219	1,681,862
Willis Towers Watson PLC	20,837	2,591,498
WMIH Corp. (I)	38,253	65,030
XL Group, Ltd.	44,174	1,596,007
Zurich Insurance Group AG	26,542	6,954,029
		244,463,602
Mortgage real estate investment trusts - 0.1%
AG Mortgage Investment Trust, Inc.	5,494	96,639
Altisource Residential Corp.	10,040	118,271
Anworth Mortgage Asset Corp.	18,496	96,179
Apollo Commercial Real Estate
Finance, Inc.	12,960	222,394
Ares Commercial Real Estate Corp.	5,528	74,794
ARMOUR Residential REIT, Inc.	6,654	147,985
Capstead Mortgage Corp.	16,761	173,309
Colony Capital, Inc., Class A	20,752	425,624
CYS Investments, Inc.	26,331	211,701
Dynex Capital, Inc.	9,519	65,776
Great Ajax Corp.	3,289	42,625
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	7,548	150,054
Invesco Mortgage Capital, Inc.	20,652	307,715
Ladder Capital Corp.	7,223	103,650
MTGE Investment Corp.	8,202	136,973
New Residential Investment Corp.	44,541	688,158
New York Mortgage Trust, Inc.	20,878	139,465
Orchid Island Capital, Inc.	4,541	48,680
Owens Realty Mortgage, Inc.	2,576	46,806
PennyMac Mortgage Investment Trust	12,136	197,574
Redwood Trust, Inc.	13,904	211,619
Resource Capital Corp.	5,972	50,404
Western Asset Mortgage Capital Corp.	7,975	85,253
		3,841,648
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	16,724	273,437
Bank Mutual Corp.	8,636	77,292
BankFinancial Corp.	3,717	52,410
Beneficial Bancorp, Inc. (I)	12,973	225,730
BofI Holding, Inc. (I)	11,064	261,442
Capitol Federal Financial, Inc.	22,897	364,291
Charter Financial Corp.	3,394	48,568
Clifton Bancorp, Inc.	4,677	76,375
Dime Community Bancshares, Inc.	6,258	117,025
ESSA Bancorp, Inc.	2,484	36,788
Essent Group, Ltd. (I)	13,801	421,207
EverBank Financial Corp.	18,716	361,219
Federal Agricultural Mortgage
Corp., Class C	1,723	93,059
First Defiance Financial Corp.	1,749	80,961
Flagstar Bancorp, Inc. (I)	3,772	106,295
Hingham Institution for Savings	288	48,246
Home Bancorp, Inc.	1,771	59,683
HomeStreet, Inc. (I)	4,490	130,435
Impac Mortgage Holdings, Inc. (I)	2,110	32,367
Kearny Financial Corp.	16,967	257,050
Lake Sunapee Bank Group	1,973	43,011
LendingTree, Inc. (I)	1,194	125,131
Meridian Bancorp, Inc.	9,129	162,040
Meta Financial Group, Inc.	1,480	134,606
MGIC Investment Corp. (I)	63,331	574,412
Nationstar Mortgage Holdings, Inc. (I)	6,106	103,680
New York Community Bancorp, Inc.	134,999	2,157,284
NMI Holdings, Inc., Class A (I)	9,655	83,033
Northfield Bancorp, Inc.	7,948	147,276
Northwest Bancshares, Inc.	16,957	308,109
OceanFirst Financial Corp.	3,841	91,109
Ocwen Financial Corp. (I)	19,190	98,637
Oritani Financial Corp.	7,403	130,663
PennyMac Financial Services,
Inc., Class A (I)	2,649	46,093
PHH Corp. (I)	9,987	145,011
Provident Financial Holdings, Inc.	1,777	35,025
Provident Financial Services, Inc.	10,639	286,615
Radian Group, Inc.	39,869	580,493
Southern Missouri Bancorp, Inc.	1,812	52,367
Territorial Bancorp, Inc.	1,946	61,241
TrustCo Bank Corp.	16,903	137,759
United Community Financial Corp.	9,097	74,413
United Financial Bancorp, Inc.	9,602	162,082
Walker & Dunlop, Inc. (I)	5,228	153,651
Washington Federal, Inc.	41,506	1,346,870
Waterstone Financial, Inc.	4,643	83,110
Western New England Bancorp, Inc.	6,520	54,768
WSFS Financial Corp.	5,397	230,182
		10,732,551
		1,442,893,173
Health care - 10.2%
Biotechnology - 2.1%
3SBio, Inc. (I)(S)	77,400	82,235
AbbVie, Inc.	329,637	20,041,930
Acceleron Pharma, Inc. (I)	5,200	175,188

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Achillion Pharmaceuticals, Inc. (I)	22,231	$92,036
Acorda Therapeutics, Inc. (I)	8,225	171,080
Actelion, Ltd. (I)	17,915	3,460,585
Adamas Pharmaceuticals, Inc. (I)	3,243	48,645
Aduro Biotech, Inc. (I)	6,821	77,759
Advaxis, Inc. (I)	6,849	56,915
Agenus, Inc. (I)	14,188	58,455
Aimmune Therapeutics, Inc. (I)	5,060	114,862
Akebia Therapeutics, Inc. (I)	7,390	63,628
Alder Biopharmaceuticals, Inc. (I)	8,789	206,981
Alexion Pharmaceuticals, Inc. (I)	45,390	5,564,360
AMAG Pharmaceuticals, Inc. (I)	6,538	217,062
Amgen, Inc.	151,453	21,819,834
Amicus Therapeutics, Inc. (I)	26,861	160,629
Anavex Life Sciences Corp. (I)	6,841	27,159
Ardelyx, Inc. (I)	6,028	89,214
Arena Pharmaceuticals, Inc. (I)	48,576	70,435
ARIAD Pharmaceuticals, Inc. (I)	32,982	444,597
Array BioPharma, Inc. (I)	31,399	254,175
Arrowhead Pharmaceuticals, Inc. (I)	11,493	16,550
Atara Biotherapeutics, Inc. (I)	4,422	87,777
Athersys, Inc. (I)	16,656	27,482
Avexis, Inc. (I)	928	54,863
Axovant Sciences, Ltd. (I)	4,627	62,603
Bellicum Pharmaceuticals, Inc. (I)	4,075	73,065
BioCryst Pharmaceuticals, Inc. (I)	14,139	79,037
Biogen, Inc. (I)	44,348	13,041,416
BioSpecifics Technologies Corp. (I)	1,065	52,568
BioTime, Inc. (I)	13,882	43,728
Bluebird Bio, Inc. (I)	6,914	417,260
Blueprint Medicines Corp. (I)	3,729	109,521
Cara Therapeutics, Inc. (I)	4,139	37,251
Celgene Corp. (I)	156,867	18,590,308
Celldex Therapeutics, Inc. (I)	18,936	72,146
Celltrion, Inc. (I)	10,010	875,437
Cellular Biomedicine Group, Inc. (I)	2,433	32,602
ChemoCentryx, Inc. (I)	4,998	39,184
Chimerix, Inc. (I)	8,323	40,699
Cidara Therapeutics, Inc. (I)	3,093	32,167
Clovis Oncology, Inc. (I)	5,960	204,249
Coherus Biosciences, Inc. (I)	5,539	148,999
Concert Pharmaceuticals, Inc. (I)	3,649	32,987
CSL, Ltd.	86,705	6,269,110
Curis, Inc. (I)	22,057	63,745
Cytokinetics, Inc. (I)	6,485	77,820
CytomX Therapeutics, Inc. (I)	3,779	42,098
Durata Therapeutics, Inc. (I)	2,145	0
Dyax Corp. (I)	25,454	62,362
Dynavax Technologies Corp. (I)	7,916	34,039
Eagle Pharmaceuticals, Inc. (I)	1,662	131,232
Edge Therapeutics, Inc. (I)	3,267	39,563
Emergent BioSolutions, Inc. (I)	6,107	163,423
Enanta Pharmaceuticals, Inc. (I)	2,985	93,848
Epizyme, Inc. (I)	7,679	85,237
Esperion Therapeutics, Inc. (I)	3,065	32,366
Exact Sciences Corp. (I)	19,708	291,087
Exelixis, Inc. (I)	42,321	716,071
FibroGen, Inc. (I)	9,973	220,902
Five Prime Therapeutics, Inc. (I)	5,051	290,534
Flexion Therapeutics, Inc. (I)	4,453	73,475
Foundation Medicine, Inc. (I)	2,591	53,245
Genmab A/S (I)	9,710	1,675,626
Genomic Health, Inc. (I)	3,615	110,004
Geron Corp. (I)	30,046	61,294
Gilead Sciences, Inc.	267,089	19,684,459
Global Blood Therapeutics, Inc. (I)	3,198	61,242
Grifols SA	41,831	819,164
Halozyme Therapeutics, Inc. (I)	20,656	243,947
Heron Therapeutics, Inc. (I)	5,936	91,118
Idera Pharmaceuticals, Inc. (I)	22,207	37,530
Ignyta, Inc. (I)	6,002	37,513
ImmunoGen, Inc. (I)	17,391	30,956
Immunomedics, Inc. (I)	18,999	61,177
Inotek Pharmaceuticals Corp. (I)	3,722	23,821
Inovio Pharmaceuticals, Inc. (I)	12,727	90,107
Insmed, Inc. (I)	11,781	160,811
Insys Therapeutics, Inc. (I)	4,598	54,210
Invitae Corp. (I)	4,496	30,888
Ironwood Pharmaceuticals, Inc. (I)	24,212	377,828
Karyopharm Therapeutics, Inc. (I)	4,673	43,132
Keryx Biopharmaceuticals, Inc. (I)	14,921	86,542
Kite Pharma, Inc. (I)	7,352	374,437
La Jolla Pharmaceutical Company (I)	2,685	48,599
Lexicon Pharmaceuticals, Inc. (I)	7,977	121,490
Ligand Pharmaceuticals, Inc. (I)	3,534	368,950
Lion Biotechnologies, Inc. (I)	11,019	73,276
Loxo Oncology, Inc. (I)	2,686	74,026
MacroGenics, Inc. (I)	6,072	157,447
MannKind Corp. (I)	66,170	31,133
Medgenics, Inc. (I)	6,201	31,873
MediciNova, Inc. (I)	5,854	41,388
Merrimack Pharmaceuticals, Inc. (I)	23,174	127,689
MiMedx Group, Inc. (I)	19,304	183,002
Minerva Neurosciences, Inc. (I)	3,632	46,853
Momenta Pharmaceuticals, Inc. (I)	12,410	175,602
Myriad Genetics, Inc. (I)	12,670	211,462
NantKwest, Inc. (I)	3,927	25,683
Natera, Inc. (I)	5,286	63,432
NewLink Genetics Corp. (I)	4,220	46,758
Novavax, Inc. (I)	51,838	62,724
OBI Pharma, Inc. (I)	23,000	202,459
OncoMed Pharmaceuticals, Inc. (I)	4,201	35,666
Ophthotech Corp. (I)	5,738	175,870
Organovo Holdings, Inc. (I)	17,146	51,781
Otonomy, Inc. (I)	4,695	79,815
OvaScience, Inc. (I)	6,752	22,619
PDL BioPharma, Inc.	31,788	69,616
Pfenex, Inc. (I)	3,982	36,913
PharmAthene, Inc. (I)	14,415	43,966
Portola Pharmaceuticals, Inc. (I)	9,345	168,117
Progenics Pharmaceuticals, Inc. (I)	13,616	121,863
Protagonist Therapeutics, Inc. (I)	1,635	40,793
Prothena Corp. PLC (I)	6,479	382,391
PTC Therapeutics, Inc. (I)	6,347	70,706
Puma Biotechnology, Inc. (I)	5,226	224,979
Radius Health, Inc. (I)	5,901	314,051
Regeneron Pharmaceuticals, Inc. (I)	15,272	5,791,753
REGENXBIO, Inc. (I)	3,901	86,797
Regulus Therapeutics, Inc. (I)	9,364	22,942
Repligen Corp. (I)	6,367	205,017
Retrophin, Inc. (I)	6,757	138,316
Rigel Pharmaceuticals, Inc. (I)	17,994	46,784
Sage Therapeutics, Inc. (I)	5,641	282,671
Sangamo BioSciences, Inc. (I)	13,320	42,624
Sarepta Therapeutics, Inc. (I)	9,327	319,543
Seres Therapeutics, Inc. (I)	3,599	35,954
Shire PLC	135,916	7,915,568
Sorrento Therapeutics, Inc. (I)	5,568	29,232

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Spark Therapeutics, Inc. (I)	3,610	$198,586
Spectrum Pharmaceuticals, Inc. (I)	15,405	60,234
Stemline Therapeutics, Inc. (I)	3,260	43,032
Synergy Pharmaceuticals, Inc. (I)	34,406	180,976
TaiMed Biologics, Inc. (I)	33,000	184,212
TESARO, Inc. (I)	4,982	676,008
TG Therapeutics, Inc. (I)	7,212	41,469
Trevena, Inc. (I)	9,205	50,443
Trius Therapeutics, Inc. (I)(L)	6,739	741
Ultragenyx Pharmaceutical, Inc. (I)	6,734	527,205
United Therapeutics Corp. (I)	12,048	1,513,349
Vanda Pharmaceuticals, Inc. (I)	6,812	112,057
Versartis, Inc. (I)	6,199	77,178
Vertex Pharmaceuticals, Inc. (I)	50,150	4,092,742
Vital Therapies, Inc. (I)	5,188	26,459
Voyager Therapeutics, Inc. (I)	2,561	31,910
XBiotech, Inc. (I)	3,275	45,817
Xencor, Inc. (I)	5,972	152,644
ZIOPHARM Oncology, Inc. (I)	23,097	149,669
		147,380,550
Health care equipment and supplies - 1.6%
Abaxis, Inc.	4,099	211,467
Abbott Laboratories	222,731	8,479,369
ABIOMED, Inc. (I)	11,093	1,245,078
Accuray, Inc. (I)	15,492	78,235
Align Technology, Inc. (I)	20,855	1,940,558
Analogic Corp.	2,310	212,867
AngioDynamics, Inc. (I)	5,141	83,798
Anika Therapeutics, Inc. (I)	2,688	125,422
AtriCure, Inc. (I)	6,026	108,408
Atrion Corp.	255	125,103
Axogen, Inc. (I)	5,061	42,259
Baxter International, Inc.	74,163	3,290,612
Becton, Dickinson and Company	32,267	5,456,350
Boston Scientific Corp. (I)	206,131	4,217,440
C.R. Bard, Inc.	11,134	2,344,264
Cantel Medical Corp.	6,639	541,543
Cardiovascular Systems, Inc. (I)	5,939	143,664
Cerus Corp. (I)	19,745	103,069
Cochlear, Ltd.	10,788	942,840
Coloplast A/S	20,231	1,280,276
ConforMIS, Inc. (I)	7,027	63,102
CONMED Corp.	5,170	225,309
CryoLife, Inc.	5,884	115,621
Cutera, Inc. (I)	2,719	44,456
CYBERDYNE, Inc. (I)	15,300	201,909
Cynosure, Inc., Class A (I)	4,417	200,311
Danaher Corp.	92,090	7,198,675
DENTSPLY SIRONA, Inc.	35,326	2,055,267
Edwards Lifesciences Corp. (I)	32,242	2,671,250
Endologix, Inc. (I)	15,209	111,786
Entellus Medical, Inc. (I)	1,570	28,935
Essilor International SA	29,152	3,086,643
Exactech, Inc. (I)	2,077	52,133
GenMark Diagnostics, Inc. (I)	7,555	87,789
Getinge AB, B Shares	32,372	494,501
Glaukos Corp. (I)	3,115	97,219
Globus Medical, Inc., Class A (I)	13,011	281,558
Haemonetics Corp. (I)	9,534	377,832
Halyard Health, Inc. (I)	21,681	805,449
Hartalega Holdings BHD	69,200	75,773
Hill-Rom Holdings, Inc.	16,512	880,750
Hologic, Inc. (I)	42,024	1,608,679
Hoya Corp.	62,700	2,496,788
ICU Medical, Inc. (I)	2,721	408,830
IDEXX Laboratories, Inc. (I)	24,818	2,919,838
Inogen, Inc. (I)	3,034	195,481
Insulet Corp. (I)	10,740	361,401
Integer Holdings Corp. (I)	5,808	164,076
Integra LifeSciences Holdings Corp. (I)	5,566	449,733
Intuitive Surgical, Inc. (I)	5,831	3,753,648
Invacare Corp.	6,137	70,576
InVivo Therapeutics Holdings Corp. (I)	6,895	34,130
Iridex Corp. (I)	1,779	28,090
K2M Group Holdings, Inc. (I)	4,928	92,646
LeMaitre Vascular, Inc.	2,583	58,557
LivaNova PLC (I)	12,242	541,953
Masimo Corp. (I)	7,576	468,727
Medtronic PLC	209,359	15,285,301
Meridian Bioscience, Inc.	7,999	138,383
Merit Medical Systems, Inc. (I)	8,030	189,107
Natus Medical, Inc. (I)	6,091	242,726
Neogen Corp. (I)	6,824	431,823
Nevro Corp. (I)	4,427	336,585
Novocure, Ltd. (I)	9,946	77,082
NuVasive, Inc. (I)	23,091	1,498,606
NxStage Medical, Inc. (I)	11,894	294,020
Olympus Corp.	44,900	1,600,595
OraSure Technologies, Inc. (I)	10,289	86,736
Orthofix International NV (I)	3,298	124,236
Oxford Immunotec Global PLC (I)	4,317	63,762
Penumbra, Inc. (I)	4,697	290,744
Quidel Corp. (I)	5,122	117,447
ResMed, Inc.	38,997	2,397,536
Rockwell Medical, Inc. (I)	9,483	61,640
RTI Surgical, Inc. (I)	11,917	34,559
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	140,000	96,550
Smith & Nephew PLC	135,139	1,899,942
Sonova Holding AG	9,198	1,111,201
St. Jude Medical, Inc.	43,175	3,419,460
STAAR Surgical Company (I)	7,767	84,272
STERIS PLC	23,878	1,566,636
Stryker Corp.	47,078	5,350,885
Surmodics, Inc. (I)	2,565	61,432
Sysmex Corp.	24,000	1,463,431
Teleflex, Inc.	12,205	1,805,486
Terumo Corp.	52,900	1,882,622
The Cooper Companies, Inc.	7,401	1,217,390
The Spectranetics Corp. (I)	7,911	172,855
TransEnterix, Inc. (I)	14,981	22,771
Utah Medical Products, Inc.	709	48,354
Varian Medical Systems, Inc. (I)	14,155	1,271,544
Vascular Solutions, Inc. (I)	3,157	173,951
Veracyte, Inc. (I)	3,222	24,584
West Pharmaceutical Services, Inc.	20,294	1,646,858
William Demant Holding A/S (I)	20,137	340,176
Wright Medical Group NV (I)	19,177	441,838
Zeltiq Aesthetics, Inc. (I)	6,612	290,994
Zimmer Biomet Holdings, Inc.	30,308	3,087,173
		114,533,336
Health care providers and services - 1.5%
AAC Holdings, Inc. (I)	2,032	17,048
Aceto Corp.	5,558	113,550
Addus HomeCare Corp. (I)	1,412	48,996
Adeptus Health, Inc., Class A (I)	2,729	22,869

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Aetna, Inc.	53,125	$6,950,875
Air Methods Corp. (I)	6,674	218,240
Alfresa Holdings Corp.	29,400	473,888
Almost Family, Inc. (I)	1,560	62,712
Amedisys, Inc. (I)	5,212	205,822
American Renal Associates
Holdings, Inc. (I)	1,736	42,393
AmerisourceBergen Corp.	27,411	2,137,784
AMN Healthcare Services, Inc. (I)	8,724	290,509
Amsurg Corp. (I)	15,192	1,034,879
Anthem, Inc.	39,846	5,679,250
Bangkok Dusit Medical Services PCL	1,026,612	670,252
BioScrip, Inc. (I)	23,097	26,331
BioTelemetry, Inc. (I)	5,106	99,312
Bumrungrad Hospital PCL	79,900	429,582
Capital Senior Living Corp. (I)	5,354	83,415
Cardinal Health, Inc.	48,266	3,427,369
Centene Corp. (I)	25,882	1,491,580
Chemed Corp.	2,980	443,931
Cigna Corp.	38,859	5,235,862
Civitas Solutions, Inc. (I)	2,937	49,195
Community Health Systems, Inc. (I)	20,899	113,691
CorVel Corp. (I)	1,936	62,339
Cross Country Healthcare, Inc. (I)	6,155	88,263
DaVita, Inc. (I)	25,080	1,588,818
Diplomat Pharmacy, Inc. (I)	8,531	120,799
Express Scripts Holding Company (I)	95,523	7,248,285
Fresenius Medical Care AG &
Company KGaA	33,961	2,649,388
Fresenius SE & Company KGaA	63,507	4,558,348
Genesis Healthcare, Inc. (I)	9,018	32,465
HCA Holdings, Inc. (I)	44,740	3,171,619
HealthEquity, Inc. (I)	8,041	358,066
Healthscope, Ltd.	327,710	544,349
HealthSouth Corp.	41,145	1,714,512
Healthways, Inc. (I)	5,890	136,648
Henry Schein, Inc. (I)	12,389	1,845,465
Humana, Inc.	22,578	4,800,986
IHH Healthcare BHD	306,909	453,810
Kindred Healthcare, Inc.	15,862	105,482
Laboratory Corp. of America Holdings (I)	15,505	1,951,304
Landauer, Inc.	1,849	91,526
LHC Group, Inc. (I)	2,847	119,745
Life Healthcare Group Holdings, Ltd.	81,873	180,283
LifePoint Health, Inc. (I)	11,130	611,594
Magellan Health, Inc. (I)	4,625	336,700
McKesson Corp.	34,194	4,917,439
Mediclinic International PLC	23,562	208,378
Mediclinic International PLC (London
Stock Exchange)	31,888	283,188
Medipal Holdings Corp.	26,800	388,159
MEDNAX, Inc. (I)	25,504	1,669,747
Miraca Holdings, Inc.	8,900	401,926
Molina Healthcare, Inc. (I)	19,801	1,046,681
National HealthCare Corp.	2,010	137,886
Netcare, Ltd.	82,584	183,104
Nobilis Health Corp. (I)	11,195	26,308
Odontoprev SA	38,597	133,404
Owens & Minor, Inc.	28,827	977,524
Patterson Companies, Inc.	12,255	474,759
PharMerica Corp. (I)	5,517	132,684
Qualicorp SA	31,984	173,315
Quest Diagnostics, Inc.	21,069	1,842,695
Quorum Health Corp. (I)	6,100	34,892
RadNet, Inc. (I)	7,113	44,101
Ramsay Health Care, Ltd.	26,817	1,402,154
Ryman Healthcare, Ltd.	42,803	265,243
Select Medical Holdings Corp. (I)	19,780	240,327
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	49,700	124,234
Sinopharm Group Company, Ltd.,
H Shares	86,400	402,810
Sonic Healthcare, Ltd.	74,519	1,198,506
Surgery Partners, Inc. (I)	3,459	51,020
Surgical Care Affiliates, Inc. (I)	4,977	209,283
Suzuken Company, Ltd.	11,800	357,397
Team Health Holdings, Inc. (I)	12,587	535,577
Teladoc, Inc. (I)	3,840	70,464
Tenet Healthcare Corp. (I)	22,066	336,065
The Ensign Group, Inc.	8,885	192,094
The Providence Service Corp. (I)	2,477	90,931
Triple-S Management Corp., Class B (I)	4,429	98,678
UnitedHealth Group, Inc.	144,276	22,841,776
Universal American Corp. (I)	8,933	89,687
Universal Health Services, Inc., Class B	13,643	1,678,362
US Physical Therapy, Inc.	2,247	143,808
VCA, Inc. (I)	22,413	1,403,054
WellCare Health Plans, Inc. (I)	12,270	1,681,235
		108,629,024
Health care technology - 0.1%
Alibaba Health Information
Technology, Ltd. (I)	242,000	135,205
Allscripts Healthcare Solutions, Inc. (I)	51,708	567,754
Castlight Health, Inc., B Shares (I)	8,162	37,953
Cerner Corp. (I)	45,554	2,267,678
Computer Programs & Systems, Inc.	2,126	51,130
Cotiviti Holdings, Inc. (I)	2,368	70,543
Evolent Health, Inc., Class A (I)	2,857	53,712
HealthStream, Inc. (I)	4,868	121,992
HMS Holdings Corp. (I)	15,733	288,229
M3, Inc.	29,600	770,118
Medidata Solutions, Inc. (I)	10,208	563,788
Omnicell, Inc. (I)	6,586	236,108
Quality Systems, Inc.	9,604	126,004
Vocera Communications, Inc. (I)	4,658	84,776
		5,374,990
Life sciences tools and services - 0.3%
Accelerate Diagnostics, Inc. (I)	4,295	107,160
Agilent Technologies, Inc.	42,098	1,851,470
Albany Molecular Research, Inc. (I)	5,025	84,671
Bio-Rad Laboratories, Inc., Class A (I)	5,725	993,288
Bio-Techne Corp.	10,337	1,089,106
Cambrex Corp. (I)	5,944	297,794
Charles River Laboratories
International, Inc. (I)	13,108	931,979
Enzo Biochem, Inc. (I)	7,464	50,904
Fluidigm Corp. (I)	6,322	40,650
Illumina, Inc. (I)	18,950	2,523,003
INC Research Holdings, Inc., Class A (I)	7,673	379,814
Lonza Group AG (I)	9,175	1,637,037
Luminex Corp. (I)	7,469	151,845
Medpace Holdings, Inc. (I)	1,584	56,517
Mettler-Toledo International, Inc. (I)	3,428	1,412,405
NanoString Technologies, Inc. (I)	2,836	62,392
NeoGenomics, Inc. (I)	10,045	89,802

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Pacific Biosciences of California, Inc. (I)	15,085	$114,797
PAREXEL International Corp. (I)	24,401	1,439,659
PerkinElmer, Inc.	14,177	719,057
PRA Health Sciences, Inc. (I)	4,461	239,645
QIAGEN NV (I)	34,398	946,899
Thermo Fisher Scientific, Inc.	50,952	7,138,885
Waters Corp. (I)	10,420	1,402,219
		23,760,998
Pharmaceuticals - 4.6%
AcelRx Pharmaceuticals, Inc. (I)	7,824	24,254
Aclaris Therapeutics, Inc. (I)	1,762	52,772
Aerie Pharmaceuticals, Inc. (I)	4,491	166,841
Agile Therapeutics, Inc. (I)	2,988	20,528
Akorn, Inc. (I)	24,452	518,871
Allergan PLC (I)	68,344	13,279,239
Amphastar Pharmaceuticals, Inc. (I)	6,611	134,005
ANI Pharmaceuticals, Inc. (I)	1,511	89,043
Aratana Therapeutics, Inc. (I)	6,343	45,226
Aspen Pharmacare Holdings, Ltd.	30,171	620,501
Astellas Pharma, Inc.	326,100	4,546,869
AstraZeneca PLC	190,828	9,873,149
Bayer AG	128,488	12,100,150
Bristol-Myers Squibb Company	288,378	16,276,054
Catalent, Inc. (I)	53,114	1,271,018
Cempra, Inc. (I)	8,262	53,703
Chelsea Therapeutics
International, Ltd. (I)	9,811	785
China Medical System Holdings, Ltd.	89,000	148,791
Chugai Pharmaceutical Company, Ltd.	34,300	974,586
Clearside Biomedical, Inc. (I)	1,717	25,137
Collegium Pharmaceutical, Inc. (I)	2,489	41,218
Corcept Therapeutics, Inc. (I)	14,304	120,011
CSPC Pharmaceutical Group, Ltd.	294,000	315,271
Daiichi Sankyo Company, Ltd.	93,200	1,961,368
Depomed, Inc. (I)	11,414	218,007
Dermira, Inc. (I)	4,609	147,396
Durect Corp. (I)	26,554	34,786
Egalet Corp. (I)	4,773	32,122
Eisai Company, Ltd.	39,000	2,280,979
Eli Lilly & Company	167,672	11,254,145
Endo International PLC (I)	34,432	551,256
Endocyte, Inc. (I)	9,000	23,940
Forest Laboratories, Inc. (I)	891	0
Galenica AG	686	725,127
GlaxoSmithKline PLC	735,312	13,721,561
Hanmi Pharm Company, Ltd.	689	217,037
Hanmi Science Company, Ltd.	1,540	98,642
Heska Corp. (I)	1,166	77,084
Hikma Pharmaceuticals PLC	21,716	461,950
Hisamitsu Pharmaceutical Company, Inc.	9,700	469,628
Horizon Pharma PLC (I)	30,035	594,693
Hypermarcas SA	50,879	390,010
Impax Laboratories, Inc. (I)	13,725	198,326
Innoviva, Inc. (I)	15,321	158,419
Intersect ENT, Inc. (I)	4,940	51,376
Intra-Cellular Therapies, Inc. (I)	6,692	93,286
Johnson & Johnson	472,211	52,557,084
Kalbe Farma Tbk PT	2,843,510	314,504
Kyowa Hakko Kirin Company, Ltd.	40,537	583,352
Lannett Company, Inc. (I)	5,158	118,118
Luye Pharma Group, Ltd.	112,800	75,557
Mallinckrodt PLC (I)	18,576	978,955
Merck & Company, Inc.	477,236	29,202,071
Merck KGaA	20,083	2,011,729
Mitsubishi Tanabe Pharma Corp.	33,900	642,772
Mylan NV (I)	79,428	2,907,859
MyoKardia, Inc. (I)	2,499	39,359
Nektar Therapeutics (I)	26,565	326,351
Novartis AG	391,169	26,960,058
Novo Nordisk A/S, Class B	327,402	11,026,932
Ocular Therapeutix, Inc. (I)	3,861	35,869
Omeros Corp. (I)	7,960	97,828
Ono Pharmaceutical Company, Ltd.	63,600	1,418,704
Orion OYJ, Class B	10,672	453,361
Otsuka Holdings Company, Ltd.	60,500	2,480,450
Pacira Pharmaceuticals, Inc. (I)	6,819	217,185
Paratek Pharmaceuticals, Inc. (I)	3,737	50,263
Perrigo Company PLC	24,734	2,135,534
Pfizer, Inc.	1,046,871	33,646,434
Phibro Animal Health Corp., Class A	3,540	97,173
Prestige Brands Holdings, Inc. (I)	24,566	1,168,605
Reata Pharmaceuticals, Inc., Class A (I)	1,116	29,005
Revance Therapeutics, Inc. (I)	3,985	66,749
Richter Gedeon Nyrt	26,384	526,103
Roche Holding AG	123,053	27,388,047
Sanofi	164,524	13,260,035
Santen Pharmaceutical Company, Ltd.	58,300	717,822
SciClone Pharmaceuticals, Inc. (I)	9,644	95,958
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	30,600	96,181
Shionogi & Company, Ltd.	46,200	2,204,648
Sino Biopharmaceutical, Ltd.	321,000	220,010
Sucampo Pharmaceuticals, Inc.,
Class A (I)	4,537	73,726
Sumitomo Dainippon Pharma
Company, Ltd.	24,900	409,104
Supernus Pharmaceuticals, Inc. (I)	8,841	190,524
Taisho Pharmaceutical Holdings
Company, Ltd.	5,600	482,379
Takeda Pharmaceutical Company, Ltd.	110,000	4,545,742
Taro Pharmaceutical Industries, Ltd. (I)	2,400	245,184
Teligent, Inc. (I)	7,899	56,794
Tetraphase Pharmaceuticals, Inc. (I)	8,125	34,044
Teva Pharmaceutical Industries, Ltd.	144,709	5,345,494
The Medicines Company (I)	12,545	440,330
TherapeuticsMD, Inc. (I)	28,242	167,757
Theravance Biopharma, Inc. (I)	6,855	190,843
UCB SA	22,288	1,431,771
Valeant Pharmaceuticals International, Inc. (I)	50,455	797,785
WaVe Life Sciences, Ltd. (I)	1,376	48,986
Yuhan Corp.	1,031	173,705
Zoetis, Inc.	85,439	4,304,417
Zogenix, Inc. (I)	4,826	60,808
		327,609,218
		727,288,116
Industrials - 10.5%
Aerospace and defense - 1.6%
AAR Corp.	6,138	226,431
Aerojet Rocketdyne Holdings, Inc. (I)	11,190	227,381
Aerovironment, Inc. (I)	3,988	112,860
Airbus Group SE	83,054	5,295,554
Arconic, Inc.	41,142	793,218
Astronics Corp. (I)	3,640	134,389
Astronics Corp., Class B (I)	560	20,826

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
AviChina Industry & Technology
Company, Ltd., H Shares	154,000	$106,352
B/E Aerospace, Inc.	28,167	1,691,147
BAE Systems PLC	478,696	3,595,185
Bombardier, Inc., Class B (I)	306,079	428,369
CAE, Inc.	43,642	643,600
Cobham PLC	257,540	528,392
Cubic Corp.	4,678	216,591
Curtiss-Wright Corp.	20,490	2,059,655
DigitalGlobe, Inc. (I)	11,744	377,570
Ducommun, Inc. (I)	2,007	57,400
Embraer SA	97,608	477,583
Engility Holdings, Inc. (I)	3,438	124,628
Esterline Technologies Corp. (I)	13,650	1,200,518
General Dynamics Corp.	52,170	9,148,010
Huntington Ingalls Industries, Inc.	12,968	2,318,160
KLX, Inc. (I)	24,493	954,982
Korea Aerospace Industries, Ltd.	7,725	438,118
Kratos Defense & Security Solutions, Inc. (I)	8,965	65,624
L-3 Communications Holdings, Inc.	14,024	2,212,566
Leonardo-Finmeccanica SpA (I)	75,905	984,441
Lockheed Martin Corp.	45,893	12,173,118
Meggitt PLC	116,722	689,680
Mercury Systems, Inc. (I)	7,194	213,734
Moog, Inc., Class A (I)	5,810	405,712
National Presto Industries, Inc.	935	88,965
Northrop Grumman Corp.	32,454	8,102,141
Orbital ATK, Inc.	16,230	1,384,906
Raytheon Company	53,630	8,019,830
Rockwell Collins, Inc.	23,617	2,189,768
Rolls-Royce Holdings PLC (I)	278,010	2,350,020
Safran SA	44,417	3,048,472
Singapore Technologies Engineering, Ltd.	97,500	228,866
Sparton Corp. (I)	1,811	44,152
TASER International, Inc. (I)	9,733	265,030
Teledyne Technologies, Inc. (I)	15,923	1,988,305
Thales SA	14,624	1,426,136
The Boeing Company	105,497	15,883,628
The KEYW Holding Corp. (I)	6,940	86,958
TransDigm Group, Inc.	9,096	2,287,007
Triumph Group, Inc.	22,973	638,649
United Technologies Corp.	141,514	15,243,888
Vectrus, Inc. (I)	2,098	48,464
Wesco Aircraft Holdings, Inc. (I)	10,490	154,728
Zodiac Aerospace	29,261	647,875
		112,049,582
Air freight and logistics - 0.4%
Air Transport Services Group, Inc. (I)	9,203	149,089
Atlas Air Worldwide Holdings, Inc. (I)	4,595	226,993
Bollore SA (I)	125,269	410,277
C.H. Robinson Worldwide, Inc.	19,901	1,489,590
Deutsche Post AG	150,939	4,710,088
Echo Global Logistics, Inc. (I)	5,469	137,272
Expeditors International of
Washington, Inc.	25,279	1,333,214
FedEx Corp.	33,782	6,474,996
Forward Air Corp.	5,592	270,541
Hub Group, Inc., Class A (I)	6,273	268,798
Hyundai Glovis Company, Ltd.	2,477	336,649
Park-Ohio Holdings Corp.	1,673	70,517
Royal Mail PLC	135,370	792,846
Sinotrans, Ltd., H Shares	150,000	74,926
United Parcel Service, Inc., Class B	95,616	11,083,807
XPO Logistics, Inc. (I)	18,175	809,333
Yamato Holdings Company, Ltd.	54,300	1,096,738
		29,735,674
Airlines - 0.4%
Air China, Ltd., H Shares	141,466	96,834
AirAsia BHD	128,746	79,519
Alaska Air Group, Inc.	17,201	1,415,126
Allegiant Travel Company	2,445	399,513
American Airlines Group, Inc.	73,248	3,401,637
ANA Holdings, Inc.	173,000	484,278
Cathay Pacific Airways, Ltd.	153,000	206,843
China Airlines, Ltd.	536,000	160,602
China Southern Airlines Company, Ltd.,
H Shares	148,400	84,976
Delta Air Lines, Inc.	103,530	4,988,075
Deutsche Lufthansa AG	36,346	470,609
easyJet PLC	24,251	300,267
Eva Airways Corp.	413,450	202,462
Hawaiian Holdings, Inc. (I)	9,739	500,098
International Consolidated Airlines
Group SA	117,004	634,019
Japan Airlines Company, Ltd.	18,800	561,324
JetBlue Airways Corp. (I)	89,701	1,802,093
Korean Air Lines Company, Ltd. (I)	4,811	128,373
Latam Airlines Group SA (I)	48,611	439,332
Qantas Airways, Ltd.	102,571	249,676
Ryanair Holdings PLC, ADR (I)	3,678	293,652
Singapore Airlines, Ltd.	34,340	238,366
SkyWest, Inc.	9,309	343,037
Southwest Airlines Company	85,682	3,993,638
Turk Hava Yollari (I)	86,295	120,638
United Continental Holdings, Inc. (I)	40,558	2,796,474
Virgin America, Inc. (I)	3,515	198,598
		24,590,059
Building products - 0.5%
AAON, Inc.	7,563	248,823
Advanced Drainage Systems, Inc.	6,576	133,493
Allegion PLC	17,604	1,177,884
American Woodmark Corp. (I)	2,567	196,761
AO Smith Corp.	41,095	1,998,450
Apogee Enterprises, Inc.	5,344	254,909
Armstrong Flooring, Inc. (I)	4,455	83,442
Asahi Glass Company, Ltd.	158,000	1,037,590
Assa Abloy AB	158,934	3,003,068
Builders FirstSource, Inc. (I)	15,822	174,991
Caesarstone, Ltd. (I)	4,384	119,245
Cie de Saint-Gobain	70,359	3,047,668
Continental Building Products, Inc. (I)	6,575	147,280
CSW Industrials, Inc. (I)	2,823	103,040
Daikin Industries, Ltd.	36,400	3,460,825
Fortune Brands Home & Security, Inc.	28,060	1,547,509
Geberit AG	6,570	2,596,694
Gibraltar Industries, Inc. (I)	5,865	263,925
Griffon Corp.	5,717	136,636
Insteel Industries, Inc.	3,296	130,423
Johnson Controls International PLC	193,017	8,681,905
KCC Corp.	767	244,096
Lennox International, Inc.	10,844	1,612,177
LIXIL Group Corp.	41,600	936,009
Masco Corp.	60,044	1,900,393
Masonite International Corp. (I)	5,569	360,871

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
NCI Building Systems, Inc. (I)	4,945	$82,582
Patrick Industries, Inc. (I)	2,663	190,005
PGT, Inc. (I)	9,229	102,442
Ply Gem Holdings, Inc. (I)	4,143	63,181
Quanex Building Products Corp.	6,490	126,231
Simpson Manufacturing Company, Inc.	7,724	364,109
TOTO, Ltd.	22,100	859,884
Trex Company, Inc. (I)	5,457	359,016
Universal Forest Products, Inc.	3,673	364,876
		36,110,433
Commercial services and supplies - 0.5%
ABM Industries, Inc.	10,219	449,636
ACCO Brands Corp. (I)	19,772	246,161
Aggreko PLC	38,892	397,403
Aqua Metals, Inc. (I)	2,369	29,139
ARC Document Solutions, Inc. (I)	9,402	41,933
Babcock International Group PLC	37,923	452,930
Brady Corp., Class A	8,466	311,126
Brambles, Ltd.	300,394	2,610,561
Casella Waste Systems, Inc., Class A (I)	7,560	95,710
CECO Environmental Corp.	5,799	82,288
China Everbright International, Ltd.	179,000	216,744
Cintas Corp.	15,457	1,771,372
Clean Harbors, Inc. (I)	14,502	766,431
Copart, Inc. (I)	26,982	1,476,455
Dai Nippon Printing Company, Ltd.	82,000	784,349
Deluxe Corp.	22,516	1,524,333
Edenred	29,951	630,790
Ennis, Inc.	5,013	80,960
Essendant, Inc.	7,124	137,992
G&K Services, Inc., Class A	3,618	347,039
G4S PLC	234,356	714,967
Healthcare Services Group, Inc.	13,053	508,414
Heritage-Crystal Clean, Inc. (I)	2,565	41,810
Herman Miller, Inc.	27,742	901,615
HNI Corp.	20,761	1,095,558
InnerWorkings, Inc. (I)	7,624	70,522
Interface, Inc.	12,196	212,210
ISS A/S	28,078	958,109
KEPCO Plant Service & Engineering
Company, Ltd.	2,972	146,567
Kimball International, Inc., Class B	7,263	108,945
Knoll, Inc.	8,939	236,973
Matthews International Corp., Class A	5,938	431,990
McGrath RentCorp	4,410	162,817
Mobile Mini, Inc.	8,315	255,271
MSA Safety, Inc.	14,387	894,296
Multi-Color Corp.	2,562	184,208
Park24 Company, Ltd.	15,200	434,544
Pitney Bowes, Inc.	33,389	479,132
Quad/Graphics, Inc.	5,431	152,774
Republic Services, Inc.	42,205	2,341,955
Rollins, Inc.	26,623	855,397
S-1 Corp.	2,510	203,665
Secom Company, Ltd.	32,500	2,391,884
Securitas AB, B Shares	49,210	722,993
Societe BIC SA	3,979	513,954
Sohgo Security Services Company, Ltd.	11,200	460,711
SP Plus Corp. (I)	3,358	93,185
Steelcase, Inc., Class A	16,008	248,924
Stericycle, Inc. (I)	15,373	1,121,768
Team, Inc. (I)	5,378	184,465
Tetra Tech, Inc.	10,687	457,938
The Brink’s Company	8,327	336,411
Toppan Printing Company, Ltd.	79,000	724,753
UniFirst Corp.	2,771	391,681
US Ecology, Inc.	4,137	192,164
Viad Corp.	3,709	162,825
VSE Corp.	1,512	58,530
Waste Management, Inc.	74,072	5,149,485
West Corp.	8,181	195,199
		37,251,961
Construction and engineering - 0.4%
ACS Actividades de Construccion y
Servicios SA	27,538	809,796
AECOM (I)	42,599	1,548,474
Aegion Corp. (I)	6,630	160,380
Ameresco, Inc., Class A (I)	5,424	32,273
Argan, Inc.	2,435	147,196
Boskalis Westminster	5,402	168,331
Bouygues SA	29,115	985,440
China Communications Construction Company,
Ltd., H Shares	324,365	387,864
China Railway Construction Corp.,
H Shares	152,800	216,854
China Railway Group, Ltd., H Shares	292,000	262,802
China State Construction International
Holdings, Ltd.	138,000	222,605
CIMIC Group, Ltd.	19,144	434,719
Comfort Systems USA, Inc.	6,843	220,345
Daelim Industrial Company, Ltd.	3,677	239,646
Daewoo Engineering & Construction
Company, Ltd. (I)	16,470	72,764
Dialog Group BHD	336,812	120,811
Dycom Industries, Inc. (I)	14,354	1,051,143
Eiffage SA	8,277	545,755
EMCOR Group, Inc.	27,999	1,942,291
Ferrovial SA	67,073	1,187,638
Fluor Corp.	25,438	1,361,187
Gamuda BHD	172,300	184,881
Granite Construction, Inc.	18,258	1,077,039
Great Lakes Dredge & Dock Corp. (I)	12,284	52,207
GS Engineering & Construction Corp. (I)	6,565	132,348
HC2 Holdings, Inc. (I)	7,601	36,181
HOCHTIEF AG	3,240	460,452
Hyundai Development Company	7,468	263,355
Hyundai Engineering & Construction
Company, Ltd.	9,561	321,297
IES Holdings, Inc. (I)	1,632	32,069
IJM Corp. BHD	294,700	212,881
Jacobs Engineering Group, Inc. (I)	22,247	1,379,536
JGC Corp.	32,400	542,218
Kajima Corp.	137,000	966,878
KBR, Inc.	39,489	659,861
Layne Christensen Company (I)	3,971	42,251
MasTec, Inc. (I)	12,168	461,776
MYR Group, Inc. (I)	2,825	105,825
NV5 Global, Inc. (I)	1,402	51,243
Obayashi Corp.	99,000	951,078
Orion Group Holdings, Inc. (I)	5,220	52,043
Primoris Services Corp.	7,562	173,397
Quanta Services, Inc. (I)	26,821	904,404
Shimizu Corp.	83,000	771,501
Sinopec Engineering Group Company,
Ltd., H Shares	92,500	80,010
Skanska AB, Series B	53,893	1,238,854

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
SNC-Lavalin Group, Inc.	23,754	$1,006,534
Taisei Corp.	162,000	1,179,469
Tutor Perini Corp. (I)	6,952	181,447
Valmont Industries, Inc.	6,274	934,199
Vinci SA	71,558	4,634,431
Waskita Karya Persero Tbk PT	660,000	124,027
		31,332,006
Electrical equipment - 0.7%
ABB, Ltd. (I)	343,906	7,009,752
Acuity Brands, Inc.	7,969	2,003,486
Allied Motion Technologies, Inc.	1,495	31,963
AMETEK, Inc.	42,298	2,002,810
Atkore International Group, Inc. (I)	2,202	47,233
AZZ, Inc.	4,826	314,173
Babcock & Wilcox Enterprises, Inc. (I)	8,667	138,152
Doosan Heavy Industries and
Construction Company, Ltd.	6,310	139,020
Eaton Corp. PLC	82,670	5,498,382
Emerson Electric Company	117,016	6,604,383
Encore Wire Corp.	3,955	168,088
Energous Corp. (I)	2,722	43,144
EnerSys	20,089	1,598,683
Fuji Electric Company, Ltd.	88,000	438,311
Generac Holdings, Inc. (I)	12,093	495,571
General Cable Corp.	9,274	173,888
Hubbell, Inc.	14,263	1,601,450
Legrand SA	37,690	2,104,744
LSI Industries, Inc.	4,757	46,714
Mabuchi Motor Company, Ltd.	7,800	441,999
Mitsubishi Electric Corp.	300,000	4,212,945
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp.	37,000	3,361,691
OSRAM Licht AG	13,841	703,979
Plug Power, Inc. (I)	34,808	47,513
Powell Industries, Inc.	1,765	75,966
Prysmian SpA	35,554	849,147
Regal Beloit Corp.	12,404	904,252
Rockwell Automation, Inc.	23,519	3,144,725
Schneider Electric SE	1,474	98,060
Schneider Electric SE (Euronext Paris)	77,991	5,176,779
Shanghai Electric Group Company, Ltd.,
H Shares (I)	209,136	100,636
Sunrun, Inc. (I)	11,992	61,159
Teco Electric & Machinery
Company, Ltd.	389,000	325,638
Thermon Group Holdings, Inc. (I)	6,234	119,942
Vestas Wind Systems A/S	37,910	2,496,845
Vicor Corp. (I)	3,275	47,815
Zhuzhou CRRC Times Electric
Company, Ltd.	40,000	216,676
		52,845,714
Industrial conglomerates - 1.8%
3M Company	109,898	18,873,883
Aboitiz Equity Ventures, Inc.	262,160	387,262
Alfa SAB de CV, Class A	413,800	547,617
Alliance Global Group, Inc.	293,900	76,900
Beijing Enterprises Holdings, Ltd.	37,614	173,842
Bidvest Group, Ltd.	27,698	319,958
Carlisle Companies, Inc.	17,911	2,009,077
CITIC, Ltd.	315,033	485,381
CJ Corp.	1,925	289,194
CK Hutchison Holdings, Ltd.	338,448	4,116,402
DCC PLC	13,259	1,016,239
DMCI Holdings, Inc.	538,000	146,152
Far Eastern New Century Corp.	656,133	484,454
Fosun International, Ltd.	187,500	277,586
General Electric Company	1,629,478	50,122,743
Grupo Carso SAB de CV, Series A1	82,700	308,437
HAP Seng Consolidated BHD	51,100	90,658
Honeywell International, Inc.	138,346	15,763,143
Jardine Matheson Holdings, Ltd.	31,100	1,675,574
JG Summit Holdings, Inc.	389,410	536,320
Keihan Holdings Company, Ltd.	76,000	487,792
Keppel Corp., Ltd.	97,231	368,301
KOC Holdings AS	89,597	324,244
Koninklijke Philips NV	57,885	1,661,626
LG Corp.	12,536	605,510
NWS Holdings, Ltd.	192,230	331,938
Raven Industries, Inc.	6,733	168,662
Roper Technologies, Inc.	18,426	3,337,133
Samsung C&T Corp.	10,023	1,094,746
Seibu Holdings, Inc.	26,800	485,976
Sembcorp Industries, Ltd.	75,100	141,187
Shanghai Industrial Holdings, Ltd.	35,070	98,709
Siemens AG	118,872	13,399,697
Sime Darby BHD	269,800	481,546
SK Holdings Company, Ltd.	6,041	1,196,158
SM Investments Corp.	32,895	413,094
Smiths Group PLC	59,376	1,047,252
Toshiba Corp. (I)	622,000	2,337,311
Turkiye Sise ve Cam Fabrikalari AS	98,484	94,864
		125,776,568
Machinery - 1.9%
Actuant Corp., Class A	10,948	284,101
AGCO Corp.	18,885	1,053,783
Alamo Group, Inc.	1,784	130,357
Albany International Corp., Class A	5,344	249,565
Alfa Laval AB	47,466	711,605
Alstom SA (I)	21,205	573,597
Altra Industrial Motion Corp.	4,759	166,565
Amada Holdings Company, Ltd.	53,200	599,347
American Railcar Industries, Inc.	1,548	69,490
ANDRITZ AG	12,867	663,141
Astec Industries, Inc.	3,592	238,150
Atlas Copco AB, A Shares	106,961	3,237,770
Atlas Copco AB, B Shares	61,989	1,666,226
Barnes Group, Inc.	9,363	432,571
Briggs & Stratton Corp.	7,856	162,776
Caterpillar, Inc.	106,237	10,152,008
Chart Industries, Inc. (I)	5,680	201,924
China Conch Venture Holdings, Ltd.	93,900	173,199
CIRCOR International, Inc.	3,070	194,546
CLARCOR, Inc.	22,297	1,570,824
CNH Industrial NV	188,841	1,610,082
Columbus McKinnon Corp.	3,957	104,148
Crane Company	13,759	1,011,149
CRRC Corp., Ltd., H Shares	303,000	298,604
Cummins, Inc.	28,209	3,999,472
Deere & Company	52,610	5,271,522
DMC Global, Inc.	2,940	48,069
Donaldson Company, Inc.	36,898	1,496,583
Douglas Dynamics, Inc.	4,199	134,158
Dover Corp.	28,216	2,048,764
Energy Recovery, Inc. (I)	6,542	71,242
EnPro Industries, Inc.	4,053	246,422

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ESCO Technologies, Inc.	4,652	$260,047
FANUC Corp.	30,200	5,154,387
Federal Signal Corp.	11,466	181,163
Flowserve Corp.	24,024	1,139,939
Fortive Corp.	54,652	3,005,313
Franklin Electric Company, Inc.	8,632	337,080
FreightCar America, Inc.	2,706	39,724
GEA Group AG	28,443	1,061,089
Global Brass & Copper Holdings, Inc.	3,992	114,371
Graco, Inc.	15,432	1,253,541
Graham Corp.	2,357	52,373
Haitian International Holdings, Ltd.	48,000	95,924
Harsco Corp.	15,264	213,696
Hillenbrand, Inc.	10,693	374,255
Hino Motors, Ltd.	39,200	405,013
Hitachi Construction Machinery
Company, Ltd.	16,800	351,197
Hiwin Technologies Corp.	42,430	175,850
Hoshizaki Corp.	7,600	652,213
Hurco Companies, Inc.	1,436	46,814
Hyster-Yale Materials Handling, Inc.	1,782	115,046
Hyundai Heavy Industries Company,
Ltd. (I)	5,521	669,110
IDEX Corp.	21,101	1,975,265
IHI Corp. (I)	230,000	650,591
Illinois Tool Works, Inc.	58,057	7,267,575
IMI PLC	40,797	494,520
Ingersoll-Rand PLC	46,895	3,495,553
ITT, Inc.	24,834	1,002,549
John Bean Technologies Corp.	5,381	485,366
Joy Global, Inc.	45,473	1,274,608
JTEKT Corp.	34,900	570,714
Kadant, Inc.	2,060	128,956
Kawasaki Heavy Industries, Ltd.	222,000	716,041
Kennametal, Inc.	36,728	1,266,749
Komatsu, Ltd.	143,400	3,373,315
Kone OYJ, Class B	35,646	1,568,382
Kubota Corp.	163,700	2,523,979
Kurita Water Industries, Ltd.	15,800	331,426
Lincoln Electric Holdings, Inc.	17,525	1,375,888
Lindsay Corp.	1,967	165,779
Lydall, Inc. (I)	3,102	185,189
Makita Corp.	17,100	1,168,902
MAN SE	5,114	504,465
Meritor, Inc. (I)	15,387	194,184
Metso OYJ	11,762	332,376
Milacron Holdings Corp. (I)	2,750	46,448
Miller Industries, Inc.	2,372	60,486
Minebea Company, Ltd.	53,100	536,852
Mitsubishi Heavy Industries, Ltd.	495,000	2,233,252
Mueller Industries, Inc.	10,632	403,910
Mueller Water Products, Inc., Class A	28,867	381,910
Nabtesco Corp.	17,600	450,548
Navistar International Corp. (I)	9,227	283,823
NGK Insulators, Ltd.	41,000	800,111
NN, Inc.	4,955	83,987
Nordson Corp.	14,742	1,573,414
NSK, Ltd.	69,000	769,858
Oshkosh Corp.	20,368	1,425,760
PACCAR, Inc.	63,774	3,963,554
Parker-Hannifin Corp.	24,352	3,383,223
Pentair PLC	30,337	1,743,164
Proto Labs, Inc. (I)	4,604	239,868
RBC Bearings, Inc. (I)	4,273	362,179
Rexnord Corp. (I)	15,492	340,824
Samsung Heavy Industries Company,
Ltd. (I)	32,131	227,624
Sandvik AB	170,100	2,011,988
Schindler Holding AG,
Participation Certificates	7,780	1,380,514
Schindler Holding AG, Registered Shares	3,434	602,263
SembCorp Marine, Ltd.	52,400	51,186
SKF AB, B Shares	62,842	1,130,759
SMC Corp.	8,900	2,578,266
Snap-on, Inc.	10,582	1,769,310
SPX Corp. (I)	7,681	187,647
SPX FLOW, Inc. (I)	6,667	208,944
Standex International Corp.	2,369	208,709
Stanley Black & Decker, Inc.	27,337	3,242,988
Sumitomo Heavy Industries, Ltd.	86,000	527,468
Sun Hydraulics Corp.	4,349	172,829
Supreme Industries, Inc., Class A	2,534	35,932
Tennant Company	3,304	248,130
Terex Corp.	30,100	918,652
The ExOne Company (I)	2,328	22,977
The Gorman-Rupp Company	3,326	99,614
The Greenbrier Companies, Inc.	4,965	192,642
The Manitowoc Company, Inc. (I)	23,887	142,367
The Timken Company	19,528	762,568
The Toro Company	30,298	1,603,673
The Weir Group PLC	32,446	733,846
THK Company, Ltd.	18,800	411,480
Titan International, Inc.	8,421	97,347
TriMas Corp. (I)	8,610	184,685
Trinity Industries, Inc.	42,238	1,173,794
Volvo AB, Series B	244,535	2,614,711
Wabash National Corp. (I)	11,994	165,397
Wabtec Corp.	24,979	2,114,972
Wartsila OYJ ABP	15,419	649,374
Watts Water Technologies, Inc., Class A	5,196	354,887
WEG SA	81,460	374,414
Weichai Power Company, Ltd., H Shares	73,840	118,878
Woodward, Inc.	25,166	1,704,493
Xylem, Inc.	32,651	1,684,139
Yangzijiang Shipbuilding Holdings, Ltd.	118,700	67,627
Zardoya Otis SA	27,058	211,217
		135,693,759
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	660	835,447
A.P. Moeller - Maersk A/S, Series B	1,089	1,438,584
China COSCO Holdings Company, Ltd.,
H Shares (I)	212,379	86,921
China Shipping Container Lines
Company, Ltd., H Shares (I)	327,076	77,042
Costamare, Inc.	4,898	28,212
Evergreen Marine Corp Taiwan, Ltd. (I)	358,760	135,507
Kirby Corp. (I)	14,927	947,118
Kuehne + Nagel International AG	9,321	1,215,444
Matson, Inc.	8,024	301,783
MISC BHD	123,300	202,590
Mitsui O.S.K. Lines, Ltd.	179,000	468,302
Nippon Yusen KK	257,000	485,467
Scorpio Bulkers, Inc. (I)	11,246	58,479
		6,280,896

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services - 0.5%
Acacia Research Corp. (I)	9,777	$67,461
Adecco Group AG	29,145	1,794,877
Barrett Business Services, Inc.	1,340	78,109
Bureau Veritas SA	37,096	697,246
Capita PLC	100,623	659,767
CBIZ, Inc. (I)	9,522	118,073
CEB, Inc.	14,943	880,890
CRA International, Inc.	1,578	51,853
Equifax, Inc.	21,568	2,468,458
Experian PLC	144,646	2,726,446
Exponent, Inc.	4,770	289,301
Franklin Covey Company (I)	2,077	43,202
FTI Consulting, Inc. (I)	19,368	827,014
GP Strategies Corp. (I)	2,442	64,103
Heidrick & Struggles International, Inc.	3,659	77,571
Hill International, Inc. (I)	7,706	30,824
Huron Consulting Group, Inc. (I)	4,046	213,427
ICF International, Inc. (I)	3,329	184,260
Insperity, Inc.	2,909	210,612
Intertek Group PLC	24,198	995,172
Kelly Services, Inc., Class A	5,519	111,153
Kforce, Inc.	4,635	102,434
Korn/Ferry International	10,679	271,033
ManpowerGroup, Inc.	18,995	1,622,363
Mistras Group, Inc. (I)	3,211	75,908
Navigant Consulting, Inc. (I)	8,847	218,521
Nielsen Holdings PLC	61,097	2,633,281
On Assignment, Inc. (I)	9,457	390,480
Randstad Holding NV	7,595	385,154
Recruit Holdings Company, Ltd.	56,400	2,170,317
RELX NV	61,052	983,261
RELX PLC	164,275	2,821,941
Resources Connection, Inc.	6,840	110,124
Robert Half International, Inc.	23,458	1,052,560
RPX Corp. (I)	9,701	101,375
SEEK, Ltd.	61,977	675,981
SGS SA	952	1,909,052
The Advisory Board Company (I)	7,662	271,235
The Dun & Bradstreet Corp.	6,557	798,118
TriNet Group, Inc. (I)	7,976	201,234
TrueBlue, Inc. (I)	7,893	165,358
Verisk Analytics, Inc. (I)	28,406	2,359,970
WageWorks, Inc. (I)	6,797	501,958
Wolters Kluwer NV	18,472	665,095
		33,076,572
Road and rail - 0.9%
ArcBest Corp.	4,775	145,399
Aurizon Holdings, Ltd.	388,792	1,426,855
Avis Budget Group, Inc. (I)	24,360	932,744
BTS Group Holdings PCL	1,453,500	354,195
Canadian National Railway Company	120,702	8,069,863
Canadian Pacific Railway, Ltd.	22,605	3,460,334
Celadon Group, Inc.	5,277	42,480
Central Japan Railway Company	22,400	3,698,090
CJ Korea Express Company, Ltd. (I)	904	142,171
ComfortDelGro Corp., Ltd.	146,900	257,262
Covenant Transportation Group, Inc.,
Class A (I)	2,223	46,083
CSX Corp.	130,835	4,685,201
DSV A/S	32,287	1,449,016
East Japan Railway Company	51,500	4,442,112
Genesee & Wyoming, Inc., Class A (I)	15,867	1,212,239
Hankyu Hanshin Holdings, Inc.	36,800	1,171,434
Heartland Express, Inc.	8,517	183,201
J.B. Hunt Transport Services, Inc.	11,907	1,135,571
Kansas City Southern	15,053	1,335,352
Keikyu Corp.	70,000	758,003
Keio Corp.	90,000	724,073
Keisei Electric Railway Company, Ltd.	21,500	514,197
Kintetsu Group Holdings Company, Ltd.	277,000	1,078,076
Knight Transportation, Inc.	12,177	426,195
Landstar System, Inc.	11,671	950,603
Localiza Rent a Car SA	23,136	236,730
Marten Transport, Ltd.	4,416	107,530
MTR Corp., Ltd.	184,028	919,533
Nagoya Railroad Company, Ltd.	139,000	685,040
Nippon Express Company, Ltd.	130,000	679,910
Norfolk Southern Corp.	40,593	4,321,531
Odakyu Electric Railway Company, Ltd.	44,800	884,849
Old Dominion Freight Line, Inc. (I)	19,290	1,684,017
Roadrunner Transportation Systems,
Inc. (I)	6,081	60,992
Rumo Logistica Operadora Multimodal
SA (I)	117,800	221,065
Ryder System, Inc.	7,634	597,742
Saia, Inc. (I)	4,688	195,724
Swift Transportation Company (I)	13,808	344,786
Tobu Railway Company, Ltd.	146,000	705,570
Tokyu Corp.	163,000	1,226,657
Union Pacific Corp.	115,176	11,670,784
Universal Logistics Holdings, Inc.	2,046	29,053
Werner Enterprises, Inc.	20,640	558,312
West Japan Railway Company	25,400	1,560,330
YRC Worldwide, Inc. (I)	6,339	80,379
		65,411,283
Trading companies and distributors - 0.6%
AerCap Holdings NV (I)	10,500	449,925
Aircastle, Ltd.	8,728	187,477
AKR Corporindo Tbk PT	237,600	117,106
Applied Industrial Technologies, Inc.	6,711	401,653
Ashtead Group PLC	75,997	1,488,308
Beacon Roofing Supply, Inc. (I)	11,046	512,424
BMC Stock Holdings, Inc. (I)	10,306	194,268
Brenntag AG	24,030	1,268,882
Bunzl PLC	49,919	1,286,037
CAI International, Inc. (I)	3,472	30,658
DXP Enterprises, Inc. (I)	2,503	84,326
Fastenal Company	52,625	2,494,425
Finning International, Inc.	26,582	535,479
GATX Corp.	18,672	1,020,238
GMS, Inc. (I)	1,368	34,350
H&E Equipment Services, Inc.	6,083	111,988
ITOCHU Corp.	232,200	3,207,440
Kaman Corp.	4,936	240,482
Lawson Products, Inc. (I)	1,647	39,034
Marubeni Corp.	258,300	1,434,647
Mitsubishi Corp.	233,600	5,110,922
Mitsui & Company, Ltd.	263,000	3,581,751
MRC Global, Inc. (I)	17,486	351,993
MSC Industrial Direct Company,
Inc., Class A	12,327	1,101,294
Noble Group, Ltd.	548,273	60,889
NOW, Inc. (I)	49,670	1,069,892
Posco Daewoo Corp.	6,017	136,854
Rexel SA	43,602	673,078
Rush Enterprises, Inc., Class A (I)	4,710	142,478

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class B (I)	2,050	$56,642
SiteOne Landscape Supply, Inc. (I)	2,216	74,236
SK Networks Company, Ltd.	16,392	95,476
Sumitomo Corp.	183,500	2,214,687
Textainer Group Holdings, Ltd.	4,200	40,740
Titan Machinery, Inc. (I)	3,753	52,504
Toyota Tsusho Corp.	33,200	842,318
Travis Perkins PLC	37,898	636,274
Triton International, Ltd.	7,469	144,077
United Rentals, Inc. (I)	15,797	1,597,235
Univar, Inc. (I)	8,026	199,847
Veritiv Corp. (I)	1,557	72,945
W.W. Grainger, Inc.	10,108	2,330,602
Watsco, Inc.	7,149	1,065,201
Willis Lease Finance Corp. (I)	864	23,147
Wolseley PLC	38,005	2,208,321
		39,022,550
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	89,176	1,189,770
Aena SA (S)	9,492	1,257,055
Aeroports de Paris	4,048	397,805
Airports of Thailand PCL	116,400	1,310,804
Atlantia SpA	76,240	1,692,580
Auckland International Airport, Ltd.	102,344	446,350
Bangkok Expressway & Metro PCL	1,615,400	350,579
Beijing Capital International Airport
Company, Ltd., H Shares	102,611	101,078
CCR SA	129,115	560,324
China Merchants Port Holdings
Company, Ltd.	94,031	235,716
COSCO SHIPPING Ports, Ltd.	109,508	114,498
Fraport AG Frankfurt Airport
Services Worldwide	6,468	375,352
Groupe Eurotunnel SE	65,183	572,562
Grupo Aeroportuario del Pacifico SAB de
CV, Series B	51,600	440,516
Grupo Aeroportuario del Sureste SAB de
CV, Series B	30,165	437,111
Hutchison Port Holdings Trust	326,400	136,738
International Container Terminal
Services, Inc.	70,530	102,482
Japan Airport Terminal Company, Ltd.	7,500	283,362
Jasa Marga Persero Tbk PT	280,854	85,899
Jiangsu Expressway Company, Ltd.,
H Shares	78,855	104,985
Kamigumi Company, Ltd.	36,000	334,206
Malaysia Airports Holdings BHD	78,722	111,873
Mitsubishi Logistics Corp.	18,000	246,466
OHL Mexico SAB de CV (I)	121,900	103,854
Promotora y Operadora de Infraestructura SAB
de CV	38,755	339,671
Sydney Airport	204,549	945,480
TAV Havalimanlari Holding AS	23,754	89,295
Transurban Group	384,281	2,985,029
Westports Holdings BHD	93,600	91,451
Zhejiang Expressway Company, Ltd.,
H Shares	96,282	102,810
		15,545,701
		744,722,758
Information technology - 16.4%
Communications equipment - 0.8%
ADTRAN, Inc.	9,110	$185,389
Aerohive Networks, Inc. (I)	5,163	28,448
Applied Optoelectronics, Inc. (I)	3,135	77,654
ARRIS International PLC (I)	52,849	1,516,238
Bel Fuse, Inc., Class B	1,850	54,205
Black Box Corp.	2,966	45,528
Brocade Communications Systems, Inc.	111,108	1,371,073
CalAmp Corp. (I)	6,862	99,773
Calix, Inc. (I)	7,999	60,392
Ciena Corp. (I)	63,765	1,367,759
Cisco Systems, Inc.	1,089,743	32,496,136
Clearfield, Inc. (I)	2,287	43,910
Comtech Telecommunications Corp.	4,410	50,715
Digi International, Inc. (I)	5,156	69,090
EMCORE Corp.	5,823	37,267
Extreme Networks, Inc. (I)	19,652	83,128
F5 Networks, Inc. (I)	14,434	2,031,586
Finisar Corp. (I)	19,912	661,676
Harmonic, Inc. (I)	14,614	67,955
Harris Corp.	26,739	2,769,091
Infinera Corp. (I)	26,324	223,754
InterDigital, Inc.	15,918	1,260,706
Ixia (I)	12,079	166,086
Juniper Networks, Inc.	83,517	2,300,058
Lumentum Holdings, Inc. (I)	9,351	374,975
Motorola Solutions, Inc.	35,926	2,883,062
NETGEAR, Inc. (I)	5,997	322,039
NetScout Systems, Inc. (I)	42,149	1,315,049
Nokia OYJ	613,359	2,632,418
Oclaro, Inc. (I)	20,784	185,809
Plantronics, Inc.	15,371	796,525
ShoreTel, Inc. (I)	13,206	92,442
Silicom, Ltd.	1,079	42,437
Sonus Networks, Inc. (I)	8,953	53,987
Telefonaktiebolaget LM Ericsson,
B Shares	488,360	2,506,363
Ubiquiti Networks, Inc. (I)	4,789	267,992
ViaSat, Inc. (I)	20,809	1,483,266
Viavi Solutions, Inc. (I)	43,714	343,155
ZTE Corp., H Shares	60,715	98,469
		60,465,605
Electronic equipment, instruments and components - 1.2%
AAC Technologies Holdings, Inc.	53,000	478,874
Agilysys, Inc. (I)	3,187	32,539
Alps Electric Company, Ltd.	29,000	748,540
Amphenol Corp., Class A	66,877	4,565,024
Anixter International, Inc. (I)	5,393	421,463
Arrow Electronics, Inc. (I)	25,296	1,726,958
AU Optronics Corp.	1,769,000	636,598
Avnet, Inc.	35,302	1,620,009
AVX Corp.	8,493	129,009
Badger Meter, Inc.	5,161	187,086
Belden, Inc.	19,463	1,438,316
Benchmark Electronics, Inc. (I)	8,985	254,725
Cognex Corp.	23,589	1,408,499
Coherent, Inc. (I)	4,457	581,639
Control4 Corp. (I)	3,850	44,044
Corning, Inc.	224,626	5,397,763
CTS Corp.	5,545	122,545

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Daktronics, Inc.	7,047	$72,514
Delta Electronics Thailand PCL	460,300	976,365
Delta Electronics, Inc.	398,000	1,990,263
DTS, Inc.	3,262	138,505
Electro Scientific Industries, Inc. (I)	6,190	32,188
ePlus, Inc. (I)	1,171	130,215
Fabrinet (I)	6,415	274,562
FARO Technologies, Inc. (I)	3,167	115,279
FLIR Systems, Inc.	30,179	1,083,728
Hamamatsu Photonics KK	21,500	579,262
Hexagon AB, B Shares	41,219	1,461,366
Hirose Electric Company, Ltd.	5,000	606,785
Hitachi High-Technologies Corp.	10,800	432,404
Hitachi, Ltd.	751,000	4,084,773
Hon Hai Precision Industry
Company, Ltd.	3,162,352	8,123,336
II-VI, Inc. (I)	11,039	333,378
Ingenico Group SA	7,632	593,583
Ingram Micro, Inc., Class A (I)	41,481	1,553,049
Innolux Corp.	1,830,000	629,672
Insight Enterprises, Inc. (I)	6,825	239,012
InvenSense, Inc. (I)	15,188	116,036
IPG Photonics Corp. (I)	10,313	989,223
Itron, Inc. (I)	6,206	398,425
Jabil Circuit, Inc.	52,963	1,120,167
Keyence Corp.	7,000	4,841,498
Keysight Technologies, Inc. (I)	47,101	1,734,730
Kimball Electronics, Inc. (I)	5,336	93,113
Knowles Corp. (I)	41,043	657,919
Kyocera Corp.	49,800	2,398,501
Largan Precision Company, Ltd.	21,000	2,421,457
LG Display Company, Ltd.	30,722	735,073
LG Innotek Company, Ltd.	1,876	130,108
Littelfuse, Inc.	10,227	1,490,994
Maxwell Technologies, Inc. (I)	7,129	35,645
Mesa Laboratories, Inc.	560	69,474
Methode Electronics, Inc.	6,803	251,371
MTS Systems Corp.	3,139	169,035
Murata Manufacturing Company, Ltd.	29,600	4,089,752
National Instruments Corp.	29,229	861,379
Nippon Electric Glass Company, Ltd.	67,000	361,983
Novanta, Inc. (I)	5,967	120,832
Omron Corp.	30,100	1,126,407
OSI Systems, Inc. (I)	3,273	247,766
Park Electrochemical Corp.	3,950	71,614
PC Connection, Inc.	2,155	57,840
Plexus Corp. (I)	6,179	315,747
Radisys Corp. (I)	7,620	31,852
Rogers Corp. (I)	3,331	247,560
Samsung Electro-Mechanics
Company, Ltd.	7,400	292,611
Samsung SDI Company, Ltd.	7,267	572,952
Sanmina Corp. (I)	13,585	446,267
ScanSource, Inc. (I)	4,661	176,419
Shimadzu Corp.	37,000	572,399
Simplo Technology Company, Ltd.	56,900	167,929
SYNNEX Corp.	13,444	1,571,738
Synnex Technology International Corp.	289,300	295,081
TDK Corp.	18,900	1,295,774
TE Connectivity, Ltd.	77,071	5,213,082
Tech Data Corp. (I)	16,214	1,376,082
Trimble, Inc. (I)	69,063	1,946,886
TTM Technologies, Inc. (I)	13,358	181,268
Universal Display Corp. (I)	7,691	420,313
VeriFone Systems, Inc. (I)	30,758	519,503
Vishay Intertechnology, Inc.	62,400	945,360
Vishay Precision Group, Inc. (I)	2,390	43,618
WPG Holdings Company, Ltd.	304,000	375,331
Yaskawa Electric Corp.	39,600	617,771
Yokogawa Electric Corp.	35,700	502,005
Zebra Technologies Corp., Class A (I)	14,625	1,156,106
Zhen Ding Technology Holding, Ltd.	82,317	164,611
		87,282,477
Internet software and services - 2.7%
2U, Inc. (I)	6,774	223,948
58.com, Inc., ADR (I)	5,600	179,592
Actua Corp. (I)	6,924	93,820
Akamai Technologies, Inc. (I)	32,511	2,168,484
Alarm.com Holdings, Inc. (I)	1,872	55,449
Alibaba Group Holding, Ltd., ADR (I)	81,900	7,700,238
Alphabet, Inc., Class A (I)	55,030	42,696,676
Alphabet, Inc., Class C (I)	55,158	41,811,970
Amber Road, Inc. (I)	3,623	42,135
Angie’s List, Inc. (I)	7,511	64,519
Auto Trader Group PLC (S)	149,571	746,440
Autobytel, Inc. (I)	1,902	26,343
Baidu, Inc., ADR (I)	19,800	3,305,610
Bankrate, Inc. (I)	8,838	90,590
Bazaarvoice, Inc. (I)	15,625	82,813
Benefitfocus, Inc. (I)	2,464	67,267
Blucora, Inc. (I)	7,401	104,724
Box, Inc., Class A (I)	9,066	137,985
Brightcove, Inc. (I)	5,564	46,181
Carbonite, Inc. (I)	3,369	62,327
Care.com, Inc. (I)	2,971	25,313
ChannelAdvisor Corp. (I)	4,391	63,230
Cimpress NV (I)	4,638	403,274
comScore, Inc. (I)	21,285	618,116
Cornerstone OnDemand, Inc. (I)	9,347	335,651
DHI Group, Inc. (I)	9,678	59,036
EarthLink Holdings Corp.	19,978	105,484
eBay, Inc. (I)	196,003	5,450,843
Endurance International Group Holdings,
Inc. (I)	11,582	92,077
Envestnet, Inc. (I)	7,718	278,620
Everyday Health, Inc. (I)	5,288	55,260
Facebook, Inc., Class A (I)	433,598	51,346,675
Fang Holdings, Ltd. (I)	21,400	62,702
Five9, Inc. (I)	6,001	94,996
Gogo, Inc. (I)	10,581	99,356
GrubHub, Inc. (I)	14,976	554,561
GTT Communications, Inc. (I)	4,914	124,816
Hortonworks, Inc. (I)	7,994	72,665
Instructure, Inc. (I)	2,035	39,784
Intralinks Holdings, Inc. (I)	7,705	86,450
j2 Global, Inc.	22,029	1,619,352
Kakaku.com, Inc.	22,300	353,197
Kakao Corp.	4,010	266,514
Limelight Networks, Inc. (I)	17,141	36,339
Liquidity Services, Inc. (I)	4,666	42,927
LivePerson, Inc. (I)	10,178	81,424
LogMeIn, Inc.	4,668	470,768
MeetMe, Inc. (I)	7,842	37,798

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
MINDBODY, Inc., Class A (I)	2,600	$56,160
Mixi, Inc.	7,500	262,898
NAVER Corp.	3,701	2,524,982
NetEase, Inc., ADR	5,700	1,277,370
New Relic, Inc. (I)	4,136	131,153
NIC, Inc.	11,658	292,616
Q2 Holdings, Inc. (I)	4,700	138,650
Quotient Technology, Inc. (I)	12,001	153,613
Reis, Inc.	1,940	42,389
RetailMeNot, Inc. (I)	7,118	65,486
Rightside Group, Ltd. (I)	2,662	20,897
Shutterstock, Inc. (I)	3,521	165,698
SPS Commerce, Inc. (I)	3,087	213,836
Stamps.com, Inc. (I)	2,993	317,857
TechTarget, Inc. (I)	3,669	30,856
Tencent Holdings, Ltd.	411,200	10,239,243
TrueCar, Inc. (I)	10,040	124,295
United Internet AG	19,114	731,796
VeriSign, Inc. (I)	17,578	1,386,025
Web.com Group, Inc. (I)	7,954	126,866
WebMD Health Corp. (I)	17,709	944,598
Xactly Corp. (I)	4,269	60,193
XO Group, Inc. (I)	4,895	90,460
Yahoo Japan Corp.	222,500	813,916
Yahoo!, Inc. (I)	163,419	6,703,447
YY, Inc., ADR (I)	1,900	82,213
		189,581,852
IT services - 2.4%
Accenture PLC, Class A	115,037	13,738,869
Acxiom Corp. (I)	35,909	952,666
Alliance Data Systems Corp.	10,813	2,473,798
Amadeus IT Group SA	61,300	2,776,348
Atos SE	12,462	1,285,065
Automatic Data Processing, Inc.	84,312	8,095,638
Blackhawk Network Holdings, Inc. (I)	10,229	368,244
Broadridge Financial Solutions, Inc.	32,783	2,122,371
CACI International, Inc., Class A (I)	4,501	582,429
Capgemini SA	23,081	1,817,138
Cardtronics PLC, Class A (I)	8,296	410,403
Cass Information Systems, Inc.	2,093	146,510
CGI Group, Inc., Class A (I)	34,150	1,617,632
Cielo SA	148,754	1,304,645
Cognizant Technology Solutions Corp.,
Class A (I)	112,154	6,177,442
Computer Sciences Corp.	38,922	2,359,841
Computershare, Ltd.	87,999	751,993
Convergys Corp.	43,010	1,112,669
CoreLogic, Inc. (I)	24,473	923,366
CSG Systems International, Inc.	5,982	266,199
CSRA, Inc.	27,533	881,331
Datalink Corp. (I)	4,041	45,259
DST Systems, Inc.	9,041	933,122
EPAM Systems, Inc. (I)	8,933	588,685
EVERTEC, Inc.	11,958	218,234
ExlService Holdings, Inc. (I)	6,105	290,354
Fidelity National Information
Services, Inc.	60,589	4,676,865
Fiserv, Inc. (I)	40,616	4,249,246
Forrester Research, Inc.	1,893	77,424
Fujitsu, Ltd.	291,000	1,752,900
Gartner, Inc. (I)	22,900	2,354,578
Global Payments, Inc.	28,404	1,947,094
IBM Corp.	160,741	26,075,405
Jack Henry & Associates, Inc.	21,768	1,881,626
Leidos Holdings, Inc.	39,399	2,017,229
Lionbridge Technologies, Inc. (I)	11,472	57,589
ManTech International Corp., Class A	4,518	194,319
Mastercard, Inc., Class A	177,239	18,113,826
MAXIMUS, Inc.	29,901	1,653,226
MoneyGram International, Inc. (I)	6,181	67,497
NeuStar, Inc., Class A (I)	25,200	611,100
Nomura Research Institute, Ltd.	19,300	662,367
NTT Data Corp.	19,200	966,114
Obic Company, Ltd.	10,100	449,274
Otsuka Corp.	7,700	379,238
Paychex, Inc.	59,315	3,496,619
PayPal Holdings, Inc. (I)	207,387	8,146,161
Perficient, Inc. (I)	6,684	120,312
Planet Payment, Inc. (I)	9,384	37,724
Samsung SDS Co., Ltd.	4,599	531,452
Science Applications International Corp.	20,193	1,667,336
ServiceSource International, Inc. (I)	11,831	70,158
Sykes Enterprises, Inc. (I)	7,301	205,742
Syntel, Inc.	6,100	118,340
TeleTech Holdings, Inc.	3,226	92,748
Teradata Corp. (I)	23,509	631,217
The Hackett Group, Inc.	4,301	76,386
The Western Union Company	90,202	1,896,948
Total System Services, Inc.	30,559	1,504,114
Travelport Worldwide, Ltd.	21,308	298,312
Travelsky Technology, Ltd., H Shares	66,000	138,180
Unisys Corp. (I)	9,351	138,862
Virtusa Corp. (I)	5,321	118,233
Visa, Inc., A Shares	348,635	26,956,458
WEX, Inc. (I)	10,657	1,177,705
Worldpay Group PLC (S)	268,255	902,969
Xerox Corp.	157,197	1,469,792
		170,222,936
Semiconductors and semiconductor equipment - 4.5%
Acacia Communications, Inc. (I)	963	66,697
Advanced Energy Industries, Inc. (I)	7,292	402,591
Advanced Micro Devices, Inc. (I)	342,999	3,056,121
Advanced Semiconductor Engineering, Inc.	1,294,095	1,387,255
Alpha & Omega Semiconductor, Ltd. (I)	3,371	73,319
Ambarella, Inc. (I)	5,914	363,829
Amkor Technology, Inc. (I)	18,469	218,304
Analog Devices, Inc.	118,607	8,805,384
Applied Materials, Inc.	416,964	13,426,241
Applied Micro Circuits Corp. (I)	14,260	124,775
ASM Pacific Technology, Ltd.	28,100	280,707
ASML Holding NV	22,798	2,351,778
Axcelis Technologies, Inc. (I)	5,551	75,771
Broadcom, Ltd.	152,594	26,015,667
Brooks Automation, Inc.	12,703	207,059
Cabot Microelectronics Corp.	4,371	260,424
Cavium, Inc. (I)	11,970	682,649
CEVA, Inc. (I)	3,725	118,455
Cirrus Logic, Inc. (I)	28,864	1,587,520
Cohu, Inc.	5,313	66,147
Cree, Inc. (I)	27,952	707,745
Cypress Semiconductor Corp.	89,021	1,001,486
Diodes, Inc. (I)	7,123	173,445
DSP Group, Inc. (I)	4,362	51,035
Entegris, Inc. (I)	26,265	471,457
Exar Corp. (I)	7,760	77,522
First Solar, Inc. (I)	29,665	899,443

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
FormFactor, Inc. (I)	12,975	$145,320
GCL-Poly Energy Holdings, Ltd.	931,000	125,013
GigPeak, Inc. (I)	12,177	32,756
Hanergy Thin Film Power Group, Ltd. (I)	1,136,000	31,488
Impinj, Inc. (I)	1,123	30,669
Infineon Technologies AG	175,692	2,935,733
Inotera Memories, Inc. (I)	537,000	505,443
Inphi Corp. (I)	7,442	336,155
Integrated Device Technology, Inc. (I)	62,235	1,456,299
Intel Corp.	1,825,006	63,327,708
Intersil Corp., Class A	62,361	1,381,296
IXYS Corp.	4,891	57,225
KLA-Tencor Corp.	60,154	4,802,695
Kopin Corp. (I)	13,799	35,325
Lam Research Corp.	61,798	6,551,824
Lattice Semiconductor Corp. (I)	22,438	157,290
Linear Technology Corp.	92,433	5,779,835
MACOM Technology Solutions Holdings,
Inc. (I)	4,341	216,269
MaxLinear, Inc., Class A (I)	10,273	209,877
MediaTek, Inc.	304,674	2,109,580
Microchip Technology, Inc.	83,038	5,495,455
Micron Technology, Inc. (I)	400,611	7,823,933
Microsemi Corp. (I)	52,422	2,870,105
MKS Instruments, Inc.	9,814	564,796
Monolithic Power Systems, Inc.	17,473	1,433,485
Nanometrics, Inc. (I)	4,425	105,802
Nanya Technology Corp.	140,000	194,753
NeoPhotonics Corp. (I)	5,746	74,238
Novatek Microelectronics Corp.	118,000	391,292
NVE Corp.	1,004	67,037
NVIDIA Corp.	206,330	19,023,626
NXP Semiconductors NV (I)	18,200	1,804,530
PDF Solutions, Inc. (I)	5,046	118,833
Phison Electronics Corp.	30,000	228,251
Photronics, Inc. (I)	12,050	120,500
Power Integrations, Inc.	5,066	340,942
Powertech Technology, Inc.	135,000	345,721
Qorvo, Inc. (I)	49,346	2,635,570
QUALCOMM, Inc.	568,493	38,731,428
Rambus, Inc. (I)	20,308	267,050
Realtek Semiconductor Corp.	92,571	286,995
Rohm Company, Ltd.	13,700	761,643
Rudolph Technologies, Inc. (I)	5,488	107,565
Semiconductor Manufacturing
International Corp. (I)	1,944,000	262,422
Semtech Corp. (I)	12,030	338,043
Sigma Designs, Inc. (I)	7,091	53,183
Silicon Laboratories, Inc. (I)	19,165	1,271,598
Siliconware Precision Industries Company	446,000	675,107
SK Hynix, Inc.	76,931	2,813,805
Skyworks Solutions, Inc.	72,291	5,555,563
STMicroelectronics NV	88,904	906,232
Synaptics, Inc. (I)	16,170	882,559
Taiwan Semiconductor Manufacturing
Company, Ltd.	5,031,000	28,930,386
Teradyne, Inc.	56,079	1,367,206
Tessera Technologies, Inc.	9,097	360,241
Texas Instruments, Inc.	387,025	28,612,758
Tokyo Electron, Ltd.	24,300	2,254,525
Ultra Clean Holdings, Inc. (I)	6,325	63,503
Ultratech, Inc. (I)	4,000	91,680
United Microelectronics Corp.	2,476,000	873,121
Vanguard International Semiconductor Corp.	184,000	345,551
Veeco Instruments, Inc. (I)	7,383	196,757
Versum Materials, Inc. (I)	30,010	734,045
Xcerra Corp. (I)	10,648	67,508
Xilinx, Inc.	97,858	5,282,375
		318,912,344
Software - 2.1%
8x8, Inc. (I)	16,346	223,123
A10 Networks, Inc. (I)	8,512	69,798
ACI Worldwide, Inc. (I)	53,976	1,004,493
Activision Blizzard, Inc.	70,868	2,594,477
Adobe Systems, Inc. (I)	51,758	5,321,240
American Software, Inc., Class A	4,048	44,609
ANSYS, Inc. (I)	24,174	2,273,081
Aspen Technology, Inc. (I)	15,308	808,722
Autodesk, Inc. (I)	20,275	1,472,168
Barracuda Networks, Inc. (I)	4,045	89,152
Blackbaud, Inc.	8,762	550,078
Bottomline Technologies (de), Inc. (I)	7,543	189,028
BroadSoft, Inc. (I)	5,449	226,134
CA, Inc.	32,696	1,044,964
Cadence Design Systems, Inc. (I)	81,027	2,129,390
Callidus Software, Inc. (I)	11,358	178,321
CDK Global, Inc.	41,615	2,401,186
Check Point Software Technologies, Ltd. (I)	20,500	1,687,765
Citrix Systems, Inc. (I)	16,195	1,404,592
CommVault Systems, Inc. (I)	18,629	1,005,966
Constellation Software, Inc.	2,993	1,395,768
Dassault Systemes SA	17,862	1,360,549
Digimarc Corp. (I)	1,834	56,946
Ebix, Inc.	4,668	278,213
Electronic Arts, Inc. (I)	31,255	2,476,646
Ellie Mae, Inc. (I)	6,034	498,107
EnerNOC, Inc. (I)	5,981	35,288
Exa Corp. (I)	2,668	39,566
Fair Isaac Corp.	14,256	1,620,765
Fortinet, Inc. (I)	40,684	1,224,588
Gemalto NV	4,962	252,578
Gigamon, Inc. (I)	6,023	321,327
Globant SA (I)	4,718	161,639
Glu Mobile, Inc. (I)	20,842	46,895
Guidance Software, Inc. (I)	5,216	36,773
GungHo Online Entertainment, Inc.	70,600	157,983
HubSpot, Inc. (I)	5,366	301,033
Imperva, Inc. (I)	5,354	204,255
Interactive Intelligence Group, Inc. (I)	3,360	203,112
Intuit, Inc.	25,465	2,894,861
Jive Software, Inc. (I)	11,831	44,958
Kingsoft Corp., Ltd.	57,000	128,208
Konami Holdings Corp.	14,600	499,110
Manhattan Associates, Inc. (I)	19,847	1,039,983
Mentor Graphics Corp.	49,780	1,819,459
Microsoft Corp.	809,512	48,781,193
MicroStrategy, Inc., Class A (I)	1,759	341,299
Mitek Systems, Inc. (I)	5,957	33,359
MobileIron, Inc. (I)	9,546	39,616
Mobileye NV (I)	27,900	1,038,717
Model N, Inc. (I)	4,715	42,199
Monotype Imaging Holdings, Inc.	7,619	149,332
NCSoft Corp.	2,317	539,981
Nexon Company, Ltd.	27,500	391,020
Nice, Ltd.	9,423	619,826
Nintendo Company, Ltd.	17,500	4,312,503

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Open Text Corp.	19,122	$1,218,382
Oracle Corp.	312,665	12,566,006
Oracle Corp. Japan	5,600	281,187
Park City Group, Inc. (I)	2,793	40,778
Paycom Software, Inc. (I)	8,134	364,973
Paylocity Holding Corp. (I)	4,049	134,062
Pegasystems, Inc.	6,717	242,484
Progress Software Corp.	9,345	276,332
Proofpoint, Inc. (I)	7,571	583,043
PROS Holdings, Inc. (I)	4,795	114,553
PTC, Inc. (I)	31,862	1,551,998
QAD, Inc., Class A	1,855	53,795
Qualys, Inc. (I)	5,100	169,320
Rapid7, Inc. (I)	3,883	45,043
RealPage, Inc. (I)	10,050	287,430
Red Hat, Inc. (I)	18,837	1,490,195
RingCentral, Inc., Class A (I)	10,916	235,240
Rosetta Stone, Inc. (I)	4,382	35,450
salesforce.com, Inc. (I)	66,910	4,817,520
SAP SE	152,624	12,746,292
Sapiens International Corp. NV	4,213	62,395
Silver Spring Networks, Inc. (I)	7,271	101,430
Symantec Corp.	63,996	1,560,862
Synchronoss Technologies, Inc. (I)	7,696	373,102
Synopsys, Inc. (I)	41,946	2,536,894
Take-Two Interactive Software, Inc. (I)	15,361	756,222
Tangoe, Inc. (I)	5,463	43,267
Telenav, Inc. (I)	6,694	40,164
The Rubicon Project, Inc. (I)	7,147	53,960
The Sage Group PLC	161,784	1,329,595
The Ultimate Software Group, Inc. (I)	8,021	1,643,744
TiVo Corp. (I)	21,636	438,129
TOTVS SA	18,026	114,515
Trend Micro, Inc.	17,500	635,811
TubeMogul, Inc. (I)	4,257	59,598
Tyler Technologies, Inc. (I)	9,166	1,364,817
Varonis Systems, Inc. (I)	2,032	59,334
VASCO Data Security International, Inc. (I)	5,652	81,954
Verint Systems, Inc. (I)	11,544	433,477
VirnetX Holding Corp. (I)	10,072	31,727
Workiva, Inc. (I)	4,272	63,653
Zendesk, Inc. (I)	15,075	320,947
Zix Corp. (I)	11,185	49,773
		147,515,395
Technology hardware, storage and peripherals - 2.7%
3D Systems Corp. (I)(L)	49,496	685,520
Acer, Inc. (I)	599,000	252,827
Advantech Company, Ltd.	64,082	515,706
Apple, Inc.	1,167,519	129,034,200
Asustek Computer, Inc.	144,000	1,189,110
Avid Technology, Inc. (I)	6,476	27,264
BlackBerry, Ltd. (I)	80,054	616,213
Brother Industries, Ltd.	36,900	641,987
Canon, Inc.	164,600	4,747,642
Casetek Holdings, Ltd.	28,000	76,257
Catcher Technology Company, Ltd.	134,000	970,629
Chicony Electronics Company, Ltd.	108,706	255,476
Compal Electronics, Inc.	867,000	493,256
CPI Card Group, Inc.	4,718	17,693
Cray, Inc. (I)	7,538	145,483
Diebold, Inc.	33,522	764,302
Eastman Kodak Company (I)	3,288	49,813
Electronics For Imaging, Inc. (I)	8,709	379,016
Foxconn Technology Company, Ltd.	187,230	489,572
FUJIFILM Holdings Corp.	67,700	2,544,864
Hewlett Packard Enterprise Company	360,072	8,569,714
HP, Inc.	370,566	5,706,716
HTC Corp. (I)	135,000	355,954
Immersion Corp. (I)	5,776	59,493
Inventec Corp.	512,695	345,225
Konica Minolta, Inc.	70,700	686,673
Lenovo Group, Ltd.	524,564	324,484
Lite-On Technology Corp.	431,415	680,030
NCR Corp. (I)	34,313	1,329,629
NEC Corp.	407,000	1,075,392
NetApp, Inc.	60,811	2,223,250
Nimble Storage, Inc. (I)	12,262	92,946
Pegatron Corp.	399,000	948,331
Pure Storage, Inc., Class A (I)	12,681	176,900
Quanta Computer, Inc.	552,000	1,025,524
Ricoh Company, Ltd.	104,900	856,464
Samsung Electronics Company, Ltd.	13,220	19,673,694
Seagate Technology PLC	64,235	2,575,824
Seiko Epson Corp.	43,800	893,629
Stratasys, Ltd. (I)	9,116	164,544
Super Micro Computer, Inc. (I)	7,188	196,592
Transcend Information, Inc.	40,000	109,652
USA Technologies, Inc. (I)	7,278	30,932
Western Digital Corp.	61,503	3,915,281
Wistron Corp.	511,159	364,277
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
		196,277,980
		1,170,258,589
Materials - 4.2%
Chemicals - 2.1%
A. Schulman, Inc.	5,399	179,787
Agrium, Inc.	20,513	2,067,487
AgroFresh Solutions, Inc. (I)	5,190	14,532
Air Liquide SA	54,942	5,598,115
Air Products & Chemicals, Inc.	20,339	2,938,172
Air Water, Inc.	23,000	398,163
Akzo Nobel NV	15,390	959,315
Albemarle Corp.	10,553	926,342
American Vanguard Corp.	5,392	98,134
Arkema SA	9,685	928,660
Asahi Kasei Corp.	197,000	1,779,607
Ashland Global Holdings, Inc.	17,212	1,939,792
Balchem Corp.	5,860	467,980
BASF SE	142,730	12,333,290
Cabot Corp.	17,289	880,529
Calgon Carbon Corp.	9,396	166,309
CF Industries Holdings, Inc.	21,896	633,670
Chase Corp.	1,331	107,279
Chemtura Corp. (I)	11,737	386,734
Chr. Hansen Holding A/S	16,556	914,904
Codexis, Inc. (I)	7,235	34,366
Covestro AG (S)	11,031	712,127
Croda International PLC	19,484	794,645
Daicel Corp.	43,600	488,897
E.I. du Pont de Nemours & Company	82,079	6,041,835
Eastman Chemical Company	13,888	1,043,267
Ecolab, Inc.	24,651	2,877,511
EMS-Chemie Holding AG	1,393	715,352
Evonik Industries AG	24,887	696,526
Ferro Corp. (I)	15,436	228,453
Flotek Industries, Inc. (I)	10,209	137,413

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
FMC Corp.	12,544	$703,969
Formosa Chemicals & Fibre Corp.	658,100	2,062,406
Formosa Plastics Corp.	845,040	2,404,724
FutureFuel Corp.	4,862	66,755
GCP Applied Technologies, Inc. (I)	13,144	368,032
Givaudan SA	1,606	2,865,506
Grupa Azoty SA	3,587	52,533
Hawkins, Inc.	1,933	93,847
HB Fuller Company	9,267	435,456
Hitachi Chemical Company, Ltd.	16,300	363,989
Hyosung Corp.	2,783	330,356
Incitec Pivot, Ltd.	320,338	743,176
Indorama Ventures PCL	198,352	183,123
Ingevity Corp. (I)	7,903	413,880
Innophos Holdings, Inc.	3,552	193,655
Innospec, Inc.	4,391	288,489
International Flavors & Fragrances, Inc.	7,479	905,333
Israel Chemicals, Ltd.	81,136	312,852
Johnson Matthey PLC	29,193	1,146,136
JSR Corp.	30,000	438,412
K+S AG	29,766	605,678
Kaneka Corp.	42,000	340,357
Kansai Paint Company, Ltd.	34,100	631,955
KMG Chemicals, Inc.	1,777	60,027
Koninklijke DSM NV	11,196	679,786
Koppers Holdings, Inc. (I)	3,801	145,768
Kraton Corp. (I)	5,492	169,318
Kronos Worldwide, Inc.	4,111	51,305
Kumho Petrochemical Company, Ltd.	2,415	150,363
Kuraray Company, Ltd.	55,500	796,720
LANXESS AG	14,241	880,724
LG Chem, Ltd.	6,128	1,184,666
Linde AG	28,840	4,845,045
Lotte Chemical Corp.	2,037	559,754
LSB Industries, Inc. (I)	4,254	32,756
LyondellBasell Industries NV, Class A	32,013	2,891,414
Methanex Corp.	14,303	629,596
Mexichem SAB de CV	153,400	364,489
Minerals Technologies, Inc.	16,089	1,303,209
Mitsubishi Chemical Holdings Corp.	212,100	1,362,786
Mitsubishi Gas Chemical Company, Inc.	27,500	423,066
Mitsui Chemicals, Inc.	144,000	678,245
Monsanto Company	41,097	4,221,073
Nan Ya Plastics Corp.	972,210	2,044,071
NewMarket Corp.	2,561	1,071,548
Nippon Paint Holdings Company, Ltd.	25,500	820,310
Nitto Denko Corp.	25,400	1,775,816
Novozymes A/S, B Shares	39,319	1,328,200
OCI Company, Ltd. (I)	2,205	138,488
OCI NV (I)	6,854	99,729
Olin Corp.	76,423	1,986,998
OMNOVA Solutions, Inc. (I)	8,042	77,203
Orica, Ltd.	70,801	886,233
Petkim Petrokimya Holding AS	88,857	94,211
Petronas Chemicals Group BHD	257,145	393,551
PolyOne Corp.	38,845	1,280,720
Potash Corp. of Saskatchewan, Inc.	130,804	2,385,690
PPG Industries, Inc.	25,011	2,399,305
Praxair, Inc.	26,795	3,223,439
PTT Global Chemical PCL	553,111	972,240
Quaker Chemical Corp.	2,378	302,577
Rayonier Advanced Materials, Inc.	8,027	111,415
RPM International, Inc.	36,900	1,952,379
Sasol, Ltd.	48,839	1,311,333
Sensient Technologies Corp.	20,610	1,609,435
Shin-Etsu Chemical Company, Ltd.	60,400	4,526,902
Sika AG	373	1,809,263
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	248,099	130,237
Solvay SA	13,061	1,493,238
Stepan Company	3,626	294,322
Sumitomo Chemical Company, Ltd.	246,000	1,146,758
Symrise AG	18,835	1,143,608
Syngenta AG	16,233	6,211,914
Synthos SA	36,070	37,669
Taiwan Fertilizer Company, Ltd.	150,000	190,728
Taiyo Nippon Sanso Corp.	21,400	237,620
Teijin, Ltd.	29,200	548,433
TerraVia Holdings, Inc. (I)	16,851	22,749
The Chemours Company	33,960	839,491
The Dow Chemical Company	105,798	5,895,065
The Mosaic Company	32,882	933,849
The Scotts Miracle-Gro Company,
Class A	12,558	1,146,169
The Sherwin-Williams Company	7,544	2,026,846
The Valspar Corp.	20,214	2,063,647
Toray Industries, Inc.	227,000	1,863,725
Trecora Resources (I)	4,048	48,778
Tredegar Corp.	4,774	106,460
Trinseo SA	5,262	308,090
Tronox, Ltd., Class A	12,036	136,488
Umicore SA	16,525	992,160
Yara International ASA	22,463	830,602
		146,119,624
Construction materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	89,210	257,578
Asia Cement Corp.	480,796	422,002
Boral, Ltd.	140,325	521,170
Cementos Argos SA	80,713	287,187
Cemex SAB de CV (I)	2,052,019	1,595,660
China National Building Material
Company, Ltd., H Shares	218,000	110,078
CRH PLC (I)	100,998	3,364,867
Eagle Materials, Inc.	13,371	1,299,661
Fletcher Building, Ltd.	76,904	559,483
Grupo Argos SA	52,651	308,579
Headwaters, Inc. (I)	13,560	321,372
HeidelbergCement AG	21,888	1,961,386
Imerys SA	4,831	336,389
Indocement Tunggal Prakarsa Tbk PT	200,020	235,307
James Hardie Industries PLC	84,150	1,287,960
Lafarge Malaysia BHD	39,066	63,034
LafargeHolcim, Ltd. (I)	80,043	4,234,106
Martin Marietta Materials, Inc.	5,953	1,306,386
Semen Indonesia Persero Tbk PT	401,992	262,869
Siam Cement PCL, Foreign Shares	109,491	1,491,539
Summit Materials, Inc., Class A (I)	14,144	336,203
Taiheiyo Cement Corp.	189,000	598,875
Taiwan Cement Corp.	679,000	782,692
U.S. Concrete, Inc. (I)	2,676	152,131
Vulcan Materials Company	12,479	1,567,986
		23,664,500
Containers and packaging - 0.3%
AEP Industries, Inc.	755	88,977
Amcor, Ltd.	219,249	2,321,934

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
AptarGroup, Inc.	17,444	$1,276,552
Avery Dennison Corp.	8,351	601,773
Ball Corp.	16,363	1,228,207
Bemis Company, Inc.	26,251	1,314,388
CCL Industries, Inc., Class B	4,419	768,958
Greif, Inc., Class A	12,980	666,783
International Paper Company	38,628	1,881,956
Klabin SA	80,879	405,869
Multi Packaging Solutions
International, Ltd. (I)	3,855	53,816
Myers Industries, Inc.	4,246	60,081
Owens-Illinois, Inc. (I)	15,220	279,591
Packaging Corp. of America	26,118	2,213,762
Sealed Air Corp.	18,469	842,186
Silgan Holdings, Inc.	11,398	564,315
Sonoco Products Company	27,782	1,503,840
Toyo Seikan Group Holdings, Ltd.	25,600	488,406
UFP Technologies, Inc. (I)	1,439	36,119
WestRock Company	23,625	1,209,600
		17,807,113
Metals and mining - 1.4%
Agnico-Eagle Mines, Ltd.	33,972	1,396,006
AK Steel Holding Corp. (I)	44,208	403,619
Allegheny Technologies, Inc.	50,446	884,823
Alumina, Ltd.	460,880	560,839
Aluminum Corp. of China, Ltd.,
H Shares (I)	276,780	123,004
Anglo American Platinum, Ltd. (I)	4,963	101,669
Anglo American PLC (I)	212,182	3,158,590
AngloGold Ashanti, Ltd. (I)	35,329	389,338
Antofagasta PLC	59,289	511,586
ArcelorMittal (I)	261,502	1,967,825
Barrick Gold Corp.	179,523	2,692,912
BHP Billiton PLC	319,227	5,255,703
BHP Billiton, Ltd.	608,996	11,382,038
Boliden AB	43,049	1,112,205
Carpenter Technology Corp.	21,556	771,058
Century Aluminum Company (I)	9,457	87,194
China Steel Corp.	2,409,958	1,883,437
Cia de Minas Buenaventura SAA, ADR	23,100	258,027
Cia Siderurgica Nacional SA (I)	91,366	335,205
Cliffs Natural Resources, Inc. (I)	41,071	361,836
Coeur Mining, Inc. (I)	30,100	290,465
Commercial Metals Company	53,024	1,167,058
Compass Minerals International, Inc.	9,365	726,256
Eldorado Gold Corp. (I)	113,205	311,813
Eregli Demir ve Celik Fabrikalari TAS	191,784	262,475
Ferroglobe PLC	12,474	142,328
First Quantum Minerals, Ltd.	105,962	1,210,048
Fortescue Metals Group, Ltd.	295,847	1,265,925
Franco-Nevada Corp.	27,400	1,591,619
Freeport-McMoRan, Inc. (I)	114,673	1,760,231
Fresnillo PLC	32,986	497,079
Glencore PLC (I)	1,850,412	6,471,861
Gold Fields, Ltd.	70,665	219,127
Gold Resource Corp.	9,061	39,053
Goldcorp, Inc.	128,213	1,692,263
Grupo Mexico SAB de CV, Series B	555,800	1,522,399
Haynes International, Inc.	2,423	105,570
Hecla Mining Company	70,860	430,829
Hitachi Metals, Ltd.	33,500	443,782
Hyundai Steel Company	10,576	449,454
Impala Platinum Holdings, Ltd. (I)	54,492	170,677
Industrias Penoles SAB de CV	20,175	433,376
JFE Holdings, Inc.	81,700	1,214,516
Jiangxi Copper Company, Ltd., H Shares	89,925	137,226
Kaiser Aluminum Corp.	3,320	273,535
KGHM Polska Miedz SA	13,148	273,202
Kinross Gold Corp. (I)	194,561	643,081
Kobe Steel, Ltd. (I)	48,500	464,419
Korea Zinc Company, Ltd.	1,122	451,577
Maruichi Steel Tube, Ltd.	8,700	283,051
Materion Corp.	3,764	144,349
Mitsubishi Materials Corp.	17,400	522,226
Newcrest Mining, Ltd.	144,656	2,056,127
Newmont Mining Corp.	49,844	1,616,939
Nippon Steel & Sumitomo Metal Corp.	125,100	2,725,313
Norsk Hydro ASA	168,813	794,895
Nucor Corp.	29,862	1,857,118
Olympic Steel, Inc.	1,670	40,832
POSCO	9,213	1,972,455
Randgold Resources, Ltd.	14,015	1,007,363
Real Industry, Inc. (I)	5,558	32,514
Reliance Steel & Aluminum Company	20,103	1,630,353
Rio Tinto PLC	186,843	7,049,758
Rio Tinto, Ltd.	80,219	3,392,632
Royal Gold, Inc.	18,090	1,259,788
Ryerson Holding Corp. (I)	2,540	36,322
Schnitzer Steel Industries, Inc., Class A	4,832	134,813
Sibanye Gold, Ltd.	63,409	131,003
Silver Wheaton Corp.	67,948	1,236,246
South32, Ltd.	1,009,573	2,000,735
Southern Copper Corp.	10,700	351,281
Steel Dynamics, Inc.	67,563	2,397,135
Stillwater Mining Company (I)	22,708	341,301
Sumitomo Metal Mining Company, Ltd.	77,000	1,039,051
SunCoke Energy, Inc. (I)	12,003	137,074
Teck Resources, Ltd.	87,731	2,221,195
thyssenkrupp AG	57,193	1,298,822
TimkenSteel Corp. (I)	7,488	118,310
Turquoise Hill Resources, Ltd. (I)	159,022	531,533
United States Steel Corp.	46,693	1,510,052
Vale SA	188,472	1,559,702
voestalpine AG	20,222	767,589
Worthington Industries, Inc.	20,543	1,156,160
Yamana Gold, Inc.	149,642	446,709
Zijin Mining Group Company, Ltd.,
H Shares	388,229	129,823
		102,228,727
Paper and forest products - 0.1%
Boise Cascade Company (I)	7,341	167,375
Clearwater Paper Corp. (I)	3,165	196,863
Deltic Timber Corp.	2,065	143,951
Domtar Corp.	17,347	681,217
Duratex SA	47,995	97,116
Empresas CMPC SA	203,574	414,041
Fibria Celulose SA	36,556	335,298
KapStone Paper and Packaging Corp.	16,040	327,697
Louisiana-Pacific Corp. (I)	65,972	1,275,898
Mondi PLC	55,356	1,130,988
Mondi, Ltd.	10,012	201,347
Neenah Paper, Inc.	3,047	258,690
Nine Dragons Paper Holdings, Ltd.	119,000	104,419
Oji Holdings Corp.	126,000	522,817
PH Glatfelter Company	8,179	187,872
Sappi, Ltd. (I)	47,007	277,653

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Schweitzer-Mauduit International, Inc.	5,649	$237,484
Stora Enso OYJ, R Shares	57,517	555,131
UPM-Kymmene OYJ	55,707	1,273,242
West Fraser Timber Company, Ltd.	10,829	386,065
		8,775,164
		298,595,128
Real estate - 3.6%
Equity real estate investment trusts - 2.9%
Acadia Realty Trust	14,820	489,949
Agree Realty Corp.	4,082	183,241
Alexander’s, Inc.	406	173,646
Alexandria Real Estate Equities, Inc.	21,612	2,368,459
American Assets Trust, Inc.	7,340	294,040
American Campus Communities, Inc.	36,161	1,703,545
American Tower Corp.	83,946	8,585,157
Apartment Investment & Management
Company, Class A	30,490	1,283,629
Armada Hoffler Properties, Inc.	6,403	89,962
Ascendas Real Estate Investment Trust	150,800	245,965
Ashford Hospitality Prime, Inc.	4,662	59,767
Ashford Hospitality Trust, Inc.	15,060	105,872
AvalonBay Communities, Inc.	27,111	4,459,488
BGP Holdings PLC (I)	181,302	9,992
Bluerock Residential Growth REIT, Inc.	4,128	52,178
Boston Properties, Inc.	30,360	3,760,997
Camden Property Trust	24,228	1,906,986
CapitaLand Commercial Trust	129,600	137,446
CapitaLand Mall Trust	155,400	210,497
Care Capital Properties, Inc.	23,267	560,269
CareTrust REIT, Inc.	10,969	155,211
CatchMark Timber Trust, Inc., Class A	8,234	90,080
CBL & Associates Properties, Inc.	31,331	371,586
Cedar Realty Trust, Inc.	16,258	104,864
Chatham Lodging Trust	7,151	137,013
Chesapeake Lodging Trust	11,164	264,698
City Office REIT, Inc.	4,639	58,080
Colony Starwood Homes	12,066	368,616
Communications Sales & Leasing, Inc. (I)	37,677	939,288
Community Healthcare Trust, Inc.	2,639	57,477
CoreCivic, Inc.	32,574	739,756
CorEnergy Infrastructure Trust, Inc.	2,323	76,032
CoreSite Realty Corp.	6,143	433,266
Corporate Office Properties Trust	26,264	751,676
Cousins Properties, Inc.	157,182	1,243,310
Crown Castle International Corp.	66,640	5,561,774
Daiwahouse Residential Investment Corp.	202	504,320
DCT Industrial Trust, Inc.	24,987	1,148,153
Dexus Property Group	182,664	1,228,624
DiamondRock Hospitality Company	37,139	393,302
Digital Realty Trust, Inc.	28,953	2,673,230
Douglas Emmett, Inc.	39,769	1,459,125
Duke Realty Corp.	97,219	2,472,279
DuPont Fabros Technology, Inc.	13,690	556,635
Easterly Government Properties, Inc.	6,178	119,853
EastGroup Properties, Inc.	5,817	397,359
Education Realty Trust, Inc.	33,680	1,367,408
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	267,479	224,600
EPR Properties	17,635	1,226,338
Equinix, Inc.	14,030	4,752,803
Equity One, Inc.	25,503	761,520
Equity Residential	72,147	4,329,541
Essex Property Trust, Inc.	12,911	2,787,743
Extra Space Storage, Inc.	24,658	1,730,005
Farmland Partners, Inc.	3,286	36,507
Federal Realty Investment Trust	13,920	1,954,646
FelCor Lodging Trust, Inc.	25,464	184,869
Fibra Uno Administracion SA de CV	377,400	582,534
First Industrial Realty Trust, Inc.	53,772	1,422,269
First Potomac Realty Trust	11,584	113,871
Fonciere Des Regions	4,556	357,449
Fortress Income Fund, Ltd.	64,934	140,642
Fortress Income Fund, Ltd., Class A	85,055	97,924
Four Corners Property Trust, Inc.	10,970	210,405
Franklin Street Properties Corp.	19,416	243,865
Gecina SA	5,744	753,219
General Growth Properties, Inc.	115,169	2,918,382
Getty Realty Corp.	4,886	117,362
Gladstone Commercial Corp.	4,692	86,286
Global Medical REIT, Inc.	3,383	24,730
Global Net Lease, Inc.	32,205	244,758
Goodman Group	335,733	1,652,805
Government Properties Income Trust	13,057	245,341
Gramercy Property Trust	77,803	679,998
Growthpoint Properties, Ltd.	180,800	319,026
H&R Real Estate Investment Trust	24,709	401,179
Hammerson PLC	119,244	810,821
HCP, Inc.	92,322	2,726,269
Healthcare Realty Trust, Inc.	53,062	1,558,962
Hersha Hospitality Trust	7,767	156,660
Highwoods Properties, Inc.	27,332	1,313,576
Hospitality Properties Trust	45,514	1,319,678
Host Hotels & Resorts, Inc.	145,838	2,601,750
Hudson Pacific Properties, Inc.	17,266	602,065
Hyprop Investments, Ltd.	20,915	167,577
ICADE	5,040	347,851
Independence Realty Trust, Inc.	10,537	90,091
InfraREIT, Inc. (I)	7,695	131,892
Intu Properties PLC	141,091	474,668
Investors Real Estate Trust	23,285	146,463
Iron Mountain, Inc.	47,874	1,579,842
iStar, Inc. (I)	12,932	158,029
Japan Prime Realty Investment Corp.	125	509,413
Japan Real Estate Investment Corp.	201	1,091,372
Japan Retail Fund Investment Corp.	389	792,438
Kilroy Realty Corp.	25,549	1,848,215
Kimco Realty Corp.	82,509	2,107,280
Kite Realty Group Trust	15,418	370,803
Klepierre	30,640	1,139,868
Lamar Advertising Company, Class A	22,963	1,522,217
Land Securities Group PLC	119,665	1,451,514
LaSalle Hotel Properties	50,963	1,430,531
Lexington Realty Trust	42,429	438,292
Liberty Property Trust	40,671	1,602,437
Life Storage, Inc.	12,859	1,044,537
Link REIT	279,925	1,925,134
LTC Properties, Inc.	6,916	314,401
Mack-Cali Realty Corp.	41,304	1,117,273
Medical Properties Trust, Inc.	142,861	1,702,903
Mid-America Apartment
Communities, Inc.	20,936	1,918,366
Mirvac Group	699,878	1,057,218
Monmouth Real Estate Investment Corp.	11,648	163,538
Monogram Residential Trust, Inc.	31,270	329,273
National Health Investors, Inc.	6,809	481,805
National Retail Properties, Inc.	40,744	1,738,954
National Storage Affiliates Trust	6,478	133,317

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
New Senior Investment Group, Inc.	14,144	$143,420
New York REIT, Inc.	30,984	298,686
NexPoint Residential Trust, Inc.	3,494	68,552
Nippon Building Fund, Inc.	217	1,210,639
Nippon Prologis REIT, Inc.	234	485,043
Nomura Real Estate Master Fund, Inc.	607	907,417
NorthStar Realty Europe Corp.	11,290	121,142
Omega Healthcare Investors, Inc.	53,616	1,579,527
One Liberty Properties, Inc.	2,878	70,425
Parkway, Inc. (I)	7,931	155,448
Pebblebrook Hotel Trust	13,298	382,450
Pennsylvania Real Estate
Investment Trust	12,827	245,894
Physicians Realty Trust	24,924	451,623
Post Properties, Inc.	14,828	964,117
Potlatch Corp.	18,865	774,880
Preferred Apartment Communities, Inc.	4,458	60,718
Prologis, Inc.	103,993	5,293,244
PS Business Parks, Inc.	3,578	399,770
Public Storage	29,442	6,162,211
QTS Realty Trust, Inc., Class A	8,643	404,492
Quality Care Properties, Inc. (I)	25,920	388,800
RAIT Financial Trust	18,436	56,599
Ramco-Gershenson Properties Trust	14,803	251,207
Rayonier, Inc.	34,055	902,798
Realty Income Corp.	51,018	2,828,438
Redefine Properties Ltd.	378,872	277,769
Regency Centers Corp.	28,961	1,935,753
Resilient REIT, Ltd.	24,283	178,283
Retail Opportunity Investments Corp.	20,072	414,286
Rexford Industrial Realty, Inc.	12,284	271,354
RioCan Real Estate Investment Trust	27,557	549,376
RLJ Lodging Trust	22,555	514,028
Ryman Hospitality Properties	7,996	470,964
Sabra Health Care REIT, Inc.	12,090	267,552
Saul Centers, Inc.	1,900	120,631
Scentre Group	1,008,444	3,154,034
Segro PLC	123,442	645,847
Select Income REIT	11,670	285,215
Senior Housing Properties Trust	65,823	1,188,763
Seritage Growth Properties	4,640	221,050
Silver Bay Realty Trust Corp.	6,293	109,939
Simon Property Group, Inc.	61,995	11,137,402
SL Green Realty Corp.	19,671	2,072,537
Smart Real Estate Investment Trust	11,973	277,376
STAG Industrial, Inc.	12,775	301,618
Stockland	452,536	1,443,866
Summit Hotel Properties, Inc.	16,115	229,155
Sunstone Hotel Investors, Inc.	40,103	583,098
Suntec Real Estate Investment Trust	150,300	176,776
Tanger Factory Outlet Centers, Inc.	26,623	917,695
Taubman Centers, Inc.	16,739	1,216,423
Terreno Realty Corp.	8,378	228,049
The British Land Company PLC	148,246	1,096,795
The GEO Group, Inc.	13,784	458,456
The GPT Group	339,015	1,209,484
The Macerich Company	24,056	1,633,162
Tier REIT, Inc.	9,146	146,976
UDR, Inc.	53,282	1,813,719
UMH Properties, Inc.	5,417	71,071
Unibail-Rodamco SE	2,499	548,722
Unibail-Rodamco SE (Amsterdam
Stock Exchange)	11,517	2,528,866
United Urban Investment Corp.	446	681,889
Universal Health Realty Income Trust	2,335	138,489
Urban Edge Properties	41,960	1,136,696
Urstadt Biddle Properties, Inc., Class A	5,667	128,358
Ventas, Inc.	69,368	4,191,215
Vicinity Centres	635,644	1,367,833
Vornado Realty Trust	33,921	3,315,778
Washington Prime Group, Inc.	85,974	861,459
Washington Real Estate Investment Trust	13,575	421,640
Weingarten Realty Investors	32,596	1,157,484
Welltower, Inc.	70,645	4,435,093
Westfield Corp. (I)	373,761	2,517,029
Weyerhaeuser Company	147,737	4,554,732
Whitestone REIT	5,301	71,086
Xenia Hotels & Resorts, Inc.	19,309	337,908
		207,992,329
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	18,100	264,775
Alexander & Baldwin, Inc.	21,455	945,522
Altisource Portfolio Solutions SA (I)	2,098	56,520
AV Homes, Inc. (I)	2,419	38,341
Ayala Land, Inc.	1,004,700	664,375
Azrieli Group	6,771	295,651
BR Malls Participacoes SA (I)	84,166	268,266
Bumi Serpong Damai Tbk PT	1,039,300	130,094
CapitaLand, Ltd.	171,800	367,326
CBRE Group, Inc., Class A (I)	58,339	1,694,165
Central Pattana PCL	314,900	498,176
Central Pattana PCL	49,000	77,519
Cheung Kong Property Holdings, Ltd.	337,948	2,308,357
China Evergrande Group	299,900	204,486
China Jinmao Holdings Group, Ltd.	290,000	77,683
China Overseas Land & Investment, Ltd.	286,397	824,840
China Resources Land, Ltd.	203,211	492,321
China Vanke Company, Ltd., H Shares	96,300	294,934
City Developments, Ltd.	25,600	150,209
Consolidated-Tomoka Land Company	892	47,606
Country Garden Holdings Company, Ltd.	397,467	222,139
Daito Trust Construction Company, Ltd.	10,800	1,683,174
Daiwa House Industry Company, Ltd.	87,700	2,524,873
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (S)	37,400	254,589
Deutsche Wohnen AG	51,817	1,596,237
First Capital Realty, Inc.	23,600	357,698
Forestar Group, Inc. (I)	6,813	91,294
Global Logistic Properties, Ltd.	167,000	239,183
Guangzhou R&F Properties Company,
Ltd., H Shares	69,200	87,866
Hang Lung Properties, Ltd.	279,000	628,086
Henderson Land Development
Company, Ltd.	139,220	768,009
HFF, Inc., Class A	6,825	197,925
Highwealth Construction Corp.	166,800	250,057
Hongkong Land Holdings, Ltd.	148,800	950,697
Hulic Company, Ltd.	46,700	444,660
Hysan Development Company, Ltd.	75,557	332,933
IOI Properties Group BHD	153,933	71,976
Jones Lang LaSalle, Inc.	12,522	1,268,228
Kennedy-Wilson Holdings, Inc.	15,406	328,918
Kerry Properties, Ltd.	82,268	235,200
LendLease Group	105,167	1,054,290
Lippo Karawaci Tbk PT	2,496,900	140,808
Longfor Properties Company, Ltd.	111,500	143,173
Marcus & Millichap, Inc. (I)	2,891	79,358

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Megaworld Corp.	1,445,300	$106,897
Mitsubishi Estate Company, Ltd.	193,000	3,949,300
Mitsui Fudosan Company, Ltd.	138,000	3,313,545
Multiplan Empreendimentos
Imobiliarios SA	11,467	196,647
New Europe Property Investments PLC	20,138	230,310
New World Development Company, Ltd.	697,257	775,958
Nomura Real Estate Holdings, Inc.	19,500	320,062
NTT Urban Development Corp.	16,400	143,159
RE/MAX Holdings, Inc., Class A	3,266	160,034
Robinsons Land Corp.	218,100	112,996
Ruentex Development Company, Ltd. (I)	171,000	203,827
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.	64,840	100,697
Shimao Property Holdings, Ltd.	88,500	115,542
Shui On Land, Ltd.	277,959	65,867
Sino Land Company, Ltd.	379,075	594,706
Sino-Ocean Group Holding, Ltd.	223,858	95,274
SM Prime Holdings, Inc.	1,140,700	607,126
SOHO China, Ltd. (I)	160,000	84,664
Stratus Properties, Inc. (I)	1,256	37,366
Sumitomo Realty &
Development Company, Ltd.	55,000	1,548,691
Summarecon Agung Tbk PT	1,353,400	140,946
Sun Hung Kai Properties, Ltd.	181,500	2,370,382
Sunac China Holdings, Ltd.	140,400	106,482
Swire Pacific, Ltd., Class A	67,000	668,143
Swire Properties, Ltd.	143,800	434,225
Swiss Prime Site AG (I)	11,879	972,209
Tejon Ranch Company (I)	2,754	72,265
The RMR Group, Inc., Class A	1,294	53,701
The St. Joe Company (I)	9,650	200,720
The Wharf Holdings, Ltd.	172,625	1,277,650
Tokyo Tatemono Company, Ltd.	32,300	422,698
Tokyu Fudosan Holdings Corp.	80,300	467,551
UOL Group, Ltd.	29,800	122,119
Vonovia SE	71,961	2,319,874
Wheelock & Company, Ltd.	101,000	599,126
		46,643,296
		254,635,625
Telecommunication services - 2.9%
Diversified telecommunication services - 2.2%
Asia Pacific Telecom Company, Ltd. (I)	430,000	133,905
AT&T, Inc.	1,299,635	50,204,900
ATN International, Inc.	1,952	141,149
BCE, Inc.	24,236	1,044,459
Bezeq The Israeli Telecommunication
Corp., Ltd.	325,578	601,172
BT Group PLC	1,276,105	5,691,918
CenturyLink, Inc.	115,331	2,712,585
China Communications Services Corp.,
Ltd., H Shares	174,400	102,558
China Telecom Corp., Ltd., H Shares	1,006,196	487,968
China Unicom Hong Kong, Ltd.	434,416	526,569
Chunghwa Telecom Company, Ltd.	776,000	2,614,140
Cincinnati Bell, Inc. (I)	7,852	161,751
Cogent Communications Holdings, Inc.	7,562	283,197
Consolidated Communications Holdings, Inc.	9,088	259,735
Deutsche Telekom AG	500,839	7,881,840
Elisa OYJ	14,126	442,916
FairPoint Communications, Inc. (I)	4,087	68,049
Frontier Communications Corp.	248,247	906,102
General Communication, Inc., Class A (I)	5,510	92,899
Globalstar, Inc. (I)	69,971	55,277
Hawaiian Telcom Holdco, Inc. (I)	1,527	34,877
HKT Trust and HKT, Ltd.	317,000	412,743
IDT Corp., Class B	3,225	68,273
Iliad SA	3,695	701,269
Inmarsat PLC	67,742	600,616
Inteliquent, Inc.	6,225	140,934
Iridium Communications, Inc. (I)	15,649	137,711
Koninklijke KPN NV	209,058	599,960
KT Corp.	3,292	83,934
Level 3 Communications, Inc. (I)	61,515	3,387,631
LG Uplus Corp.	28,260	276,525
Lumos Networks Corp. (I)	3,699	53,783
Nippon Telegraph & Telephone Corp.	106,800	4,287,074
O2 Czech Republic AS	9,575	87,733
Orange Polska SA	64,827	83,018
Orange SA	282,106	4,108,116
ORBCOMM, Inc. (I)	12,713	106,916
PCCW, Ltd.	498,000	289,747
pdvWireless, Inc. (I)	1,895	44,722
Proximus SADP	26,870	758,661
SFR Group SA	15,826	399,073
Singapore Telecommunications, Ltd.	347,600	904,747
Singapore Telecommunications, Ltd.	175,950	461,853
Spark New Zealand, Ltd.	199,301	512,689
Straight Path Communications, Inc.,
Class B (I)	1,742	41,756
Swisscom AG	4,492	1,917,530
TDC A/S (I)	137,836	699,652
Telecom Italia SpA (I)	1,886,457	1,421,114
Telecom Italia SpA (I)	1,098,676	683,314
Telefonica Deutschland Holding AG	115,564	453,780
Telefonica SA	629,528	5,244,054
Telekom Malaysia BHD	109,518	151,302
Telekomunikasi Indonesia Persero Tbk PT	6,814,100	1,913,277
Telenor ASA	94,393	1,392,739
Telia Company AB	414,243	1,556,511
Telkom SA SOC, Ltd.	24,290	119,811
Telstra Corp., Ltd.	811,117	3,022,441
TELUS Corp.	31,803	993,415
TPG Telecom, Ltd.	62,818	330,397
True Corp. PCL	2,506,994	502,003
Turk Telekomunikasyon AS	62,083	99,714
Verizon Communications, Inc.	861,134	42,970,587
Vocus Communications, Ltd.	94,127	289,022
Vonage Holdings Corp. (I)	35,307	232,673
Windstream Holdings, Inc.	17,718	131,290
		157,122,076
Wireless telecommunication services - 0.7%
Advanced Info Service PCL	276,900	1,120,918
America Movil SAB de CV, Series L	4,656,400	2,819,729
Axiata Group BHD	281,853	264,087
Boingo Wireless, Inc. (I)	6,813	83,119
China Mobile, Ltd.	446,970	4,881,345
DiGi.Com BHD	366,920	400,408
Empresa Nacional de
Telecomunicaciones SA (I)	23,458	257,881
Far EasTone Telecommunications
Company, Ltd.	326,000	754,061
Globe Telecom, Inc.	4,500	132,333
KDDI Corp.	283,600	7,426,178
Leap Wireless International, Inc. (I)	7,912	24,923

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Maxis BHD	194,760	$259,636
Millicom International Cellular SA	10,690	450,322
MTN Group, Ltd.	146,588	1,174,638
NII Holdings, Inc. (I)	11,942	20,301
NTT DOCOMO, Inc.	214,000	4,899,904
PLDT, Inc.	13,265	337,640
Rogers Communications, Inc., Class B	56,735	2,192,024
Shenandoah Telecommunications Company	8,617	241,707
SK Telecom Company, Ltd.	2,666	514,423
SoftBank Group Corp.	148,600	8,887,137
Spok Holdings, Inc.	4,094	74,511
StarHub, Ltd.	37,700	75,659
Taiwan Mobile Company, Ltd.	342,000	1,151,427
Tele2 AB, B Shares	48,989	374,327
Telephone & Data Systems, Inc.	25,785	694,390
Tim Participacoes SA	123,689	303,329
Tower Bersama Infrastructure Tbk PT	328,500	134,411
Turkcell Iletisim Hizmetleri AS (I)	122,318	321,289
Vodacom Group, Ltd.	31,612	324,522
Vodafone Group PLC	4,005,760	9,676,864
XL Axiata Tbk PT (I)	547,751	92,955
		50,366,398
		207,488,474
Utilities - 2.3%
Electric utilities - 1.2%
ALLETE, Inc.	9,169	566,828
Alliant Energy Corp.	22,775	818,078
American Electric Power Company, Inc.	48,740	2,878,097
AusNet Services	316,815	346,912
CEZ AS	22,462	365,065
Cheung Kong Infrastructure
Holdings, Ltd.	81,000	676,320
Chubu Electric Power Company, Inc.	99,000	1,394,095
CLP Holdings, Ltd.	204,500	1,995,035
Contact Energy, Ltd.	76,166	253,154
CPFL Energia SA	29,137	212,227
Duke Energy Corp.	68,298	5,038,343
Edison International	32,294	2,220,858
EDP - Energias de Portugal SA	364,107	1,051,904
EDP - Energias do Brasil SA	43,032	180,189
El Paso Electric Company	7,575	341,254
Electricite de France SA	36,066	381,524
Endesa SA	44,437	917,391
Enea SA (I)	16,744	37,027
Enel SpA	1,415,892	5,716,893
Energa SA	15,068	28,505
Enersis Americas SA	3,221,154	528,888
Enersis Chile SA	3,276,468	308,367
Entergy Corp.	17,740	1,219,270
Equatorial Energia SA	28,500	441,837
Eversource Energy	31,459	1,623,914
Exelon Corp.	91,454	2,973,170
FirstEnergy Corp.	42,173	1,319,593
Fortis, Inc.	45,106	1,344,483
Fortum OYJ	46,350	672,623
Great Plains Energy, Inc.	57,474	1,516,739
Hawaiian Electric Industries, Inc.	29,988	923,630
HK Electric Investments & HK Electric
Investments, Ltd. (S)	308,500	271,704
Hokuriku Electric Power Company	26,300	286,962
Hydro One, Ltd. (S)	31,500	541,219
Iberdrola SA	761,631	4,580,842
IDACORP, Inc.	23,285	1,773,153
Interconexion Electrica SA ESP	69,636	224,219
Korea Electric Power Corp.	33,919	1,345,776
Kyushu Electric Power Company, Inc.	66,800	661,547
Mercury NZ, Ltd.	68,309	145,577
MGE Energy, Inc.	6,496	384,563
NextEra Energy, Inc.	46,294	5,288,164
OGE Energy Corp.	55,351	1,751,859
Otter Tail Corp.	6,960	266,916
PG&E Corp.	49,411	2,905,367
PGE Polska Grupa Energetyczna SA	73,656	162,353
Pinnacle West Capital Corp.	11,027	815,226
PNM Resources, Inc.	36,772	1,161,995
Portland General Electric Company	16,465	684,944
Power Assets Holdings, Ltd.	173,000	1,649,785
PPL Corp.	67,227	2,249,415
Red Electrica Corp. SA	60,288	1,072,083
Shikoku Electric Power Company, Inc.	26,200	252,343
Spark Energy, Inc., Class A	1,025	26,138
SSE PLC	152,049	2,801,088
Tauron Polska Energia SA (I)	113,825	71,783
Tenaga Nasional BHD	359,236	1,128,420
Terna Rete Elettrica Nazionale SpA	274,922	1,191,752
The Chugoku Electric Power Company, Inc.	43,500	498,696
The Empire District Electric Company	8,184	278,502
The Kansai Electric Power Company, Ltd. (I)	110,200	1,093,938
The Southern Company	97,029	4,542,898
Tohoku Electric Power Company, Inc.	70,800	830,470
Tokyo Electric Power Company, Inc. (I)	226,300	848,792
Transmissora Alianca de Energia
Eletrica SA	14,555	79,794
Westar Energy, Inc.	39,284	2,237,617
Xcel Energy, Inc.	50,364	1,964,700
		84,362,813
Gas utilities - 0.3%
APA Group	209,311	1,229,390
Atmos Energy Corp.	28,783	2,047,047
Chesapeake Utilities Corp.	2,931	189,929
China Gas Holdings, Ltd.	125,800	166,072
China Resources Gas Group, Ltd.	64,000	189,578
Delta Natural Gas Company, Inc.	1,798	45,867
Enagas SA	31,373	772,372
ENN Energy Holdings, Ltd.	54,700	250,862
Gas Natural SDG SA	49,260	841,863
Hong Kong & China Gas Company, Ltd.	948,159	1,767,127
Italgas SpA (I)	90,281	323,030
Korea Gas Corp.	3,658	133,951
National Fuel Gas Company	23,556	1,328,087
New Jersey Resources Corp.	39,672	1,366,700
Northwest Natural Gas Company	5,023	287,818
ONE Gas, Inc.	23,971	1,438,500
Osaka Gas Company, Ltd.	287,000	1,094,803
Perusahaan Gas Negara Persero Tbk PT	1,486,869	290,279
Petronas Gas BHD	74,099	347,856
South Jersey Industries, Inc.	14,814	488,862
Southwest Gas Corp.	21,874	1,621,520
Spire, Inc.	8,216	530,261
Toho Gas Company, Ltd.	59,000	470,819
Tokyo Gas Company, Ltd.	313,000	1,375,614
UGI Corp.	48,018	2,151,206
WGL Holdings, Inc.	23,468	1,702,838
		22,452,251

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity
producers - 0.1%
Aboitiz Power Corp.	196,800	$170,335
AES Corp.	65,307	747,765
AES Gener SA	420,665	149,119
AES Tiete Energia SA	28,700	124,671
Atlantic Power Corp. (I)	25,826	68,439
Atlantica Yield PLC	11,122	201,531
CGN Power Company, Ltd., H Shares (S)	773,500	231,502
China Longyuan Power Group Corp.,
H Shares	240,200	187,903
China Power International Development, Ltd.	249,100	92,160
China Resources Power Holdings
Company, Ltd.	140,532	231,035
Colbun SA	1,313,149	246,525
Dynegy, Inc. (I)	21,914	189,556
Electric Power Development Company, Ltd.	22,900	506,573
Electricity Generating PCL, Foreign Shares	36,100	201,321
Empresa Nacional de Electricidad SA	545,848	340,594
Endesa Americas SA	469,202	203,022
Energy Development Corp.	1,275,400	130,659
Engie Brasil Energia SA	23,547	249,177
Glow Energy PCL, Foreign Shares	135,400	299,898
Huadian Power International Corp.,
H Shares	146,000	61,797
Huaneng Power International, Inc.,
H Shares	316,564	197,968
Huaneng Renewables Corp., Ltd.,
H Shares	298,600	96,389
Meridian Energy, Ltd.	147,379	267,903
NRG Energy, Inc.	31,524	357,482
NRG Yield, Inc., Class A	6,930	101,109
NRG Yield, Inc., Class C	11,620	178,367
Ormat Technologies, Inc.	7,278	348,107
Pattern Energy Group, Inc.	12,510	245,571
Talen Energy Corp. (I)	39,425	550,373
TerraForm Global, Inc., Class A (I)	17,649	67,066
TerraForm Power, Inc., Class A (I)	16,202	204,631
Uniper SE (I)	31,126	387,784
		7,636,332
Multi-utilities - 0.6%
AGL Energy, Ltd.	127,571	1,972,825
Ameren Corp.	24,034	1,180,550
ATCO, Ltd., Class I	13,073	416,530
Avista Corp.	11,595	469,250
Black Hills Corp.	23,993	1,409,589
Canadian Utilities, Ltd., Class A	21,082	555,103
CenterPoint Energy, Inc.	42,686	1,018,488
Centrica PLC	820,039	2,153,431
CMS Energy Corp.	27,679	1,113,249
Consolidated Edison, Inc.	30,184	2,105,938
Dominion Resources, Inc.	62,026	4,545,886
DTE Energy Company	17,770	1,654,209
DUET Group	454,868	797,399
E.ON SE	311,637	2,052,101
Engie SA	207,764	2,558,126
MDU Resources Group, Inc.	54,132	1,505,952
National Grid PLC	564,932	6,420,347
NiSource, Inc.	31,884	699,535
NorthWestern Corp.	22,351	1,253,891
Public Service Enterprise Group, Inc.	50,160	2,072,110
RWE AG (I)	76,145	955,377
SCANA Corp.	14,163	998,916
Sempra Energy	24,781	2,473,144
Suez	45,506	634,433
Unitil Corp.	2,762	117,302
Vectren Corp.	22,959	1,126,828
Veolia Environnement SA	64,044	1,104,586
WEC Energy Group, Inc.	31,277	1,751,825
YTL Corp. BHD	453,417	146,000
YTL Power International BHD	207,763	65,550
		45,328,470
Water utilities - 0.1%
Aguas Andinas SA, Class A	399,669	256,787
American States Water Company	6,837	289,889
American Water Works Company, Inc.	17,622	1,277,066
Aqua America, Inc.	49,150	1,461,230
Artesian Resources Corp., Class A	1,803	56,831
Beijing Enterprises Water Group, Ltd. (I)	316,000	227,720
California Water Service Group	8,926	308,393
Cia de Saneamento Basico do Estado de
Sao Paulo	50,140	443,522
Connecticut Water Service, Inc.	2,083	113,565
Consolidated Water Company, Ltd.	3,566	39,048
Guangdong Investment, Ltd.	195,380	273,143
Middlesex Water Company	3,058	124,583
Severn Trent PLC	34,664	946,434
SJW Corp.	3,016	161,869
United Utilities Group PLC	101,384	1,118,210
York Water Company	2,630	95,732
		7,194,022
		166,973,888
TOTAL COMMON STOCKS (Cost $5,994,636,432)		$6,768,021,116

PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Auto components - 0.0%
Schaeffler AG	25,802	334,039
Automobiles - 0.1%
Bayerische Motoren Werke AG	8,464	607,507
Hyundai Motor Company, Ltd.	2,985	244,541
Hyundai Motor Company, Ltd.,
2nd Preferred	4,969	422,015
Porsche Automobil Holding SE	23,784	1,204,535
Volkswagen AG	28,850	3,718,595
		6,197,193
Multiline retail - 0.0%
Lojas Americanas SA	83,126	401,782
		6,933,014
Consumer staples - 0.1%
Beverages - 0.0%
Embotelladora Andina SA, B Shares	42,174	152,685
Food and staples retailing - 0.0%
Cia Brasileira de Distribuicao	23,056	371,556
Household products - 0.1%
Henkel AG & Company KGaA	27,664	3,207,080
Personal products - 0.0%
Amorepacific Corp.	1,185	196,698
LG Household & Health Care, Ltd.	277	118,148
		314,846
		4,046,167

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Energy - 0.0%
Oil, gas and consumable fuels - 0.0%
Petroleo Brasileiro SA (I)	573,761	$2,704,711
Financials - 0.2%
Banks - 0.2%
Banco Bradesco SA	406,313	3,565,419
Bancolombia SA	81,491	689,108
Grupo Aval Acciones y Valores SA	621,978	235,671
Itau Unibanco Holding SA	472,278	4,933,056
Itausa - Investimentos Itau SA	569,640	1,447,464
		10,870,718
Diversified financial services - 0.0%
Grupo de Inversiones Suramericana SA	18,617	208,050
		11,078,768
Information technology - 0.0%
Technology hardware, storage and
peripherals - 0.0%
Samsung Electronics Company, Ltd.	2,365	2,734,210
Materials - 0.1%
Chemicals - 0.0%
Braskem SA, A Shares	22,757	184,676
FUCHS PETROLUB AG	10,812	429,154
LG Chem, Ltd.	1,008	141,699
Sociedad Quimica y Minera de Chile SA,
B Shares	15,530	440,227
		1,195,756
Metals and mining - 0.1%
Gerdau SA	134,283	537,050
Vale SA	281,566	2,122,691
		2,659,741
Paper and forest products - 0.0%
Suzano Papel e Celulose SA, A Shares	59,009	224,300
		4,079,797
Telecommunication services - 0.0%
Diversified telecommunication services - 0.0%
Telefonica Brasil SA	65,454	872,442
Utilities - 0.0%
Electric utilities - 0.0%
Centrais Eletricas Brasileiras SA,
B Shares (I)	33,004	276,154
Cia Energetica de Minas Gerais	110,948	258,564
Cia Paranaense de Energia, B Shares	15,437	131,824
		666,542
Independent power and renewable electricity
producers - 0.0%
Cia Energetica de Sao Paulo, B Shares	29,583	114,390
		780,932
TOTAL PREFERRED SECURITIES (Cost $28,960,794)		$33,230,041

EXCHANGE-TRADED FUNDS - 1.0%
iShares MSCI India ETF	1,810,471	48,755,984
iShares MSCI Russia Capped ETF	168,879	5,187,963
VanEck Vectors Russia ETF	918,037	18,002,706
TOTAL EXCHANGE-TRADED FUNDS (Cost $75,072,511)		$71,946,653

RIGHTS - 0.0%
Boral, Ltd. (Expiration Date: 12/09/2016;
Strike Price: AUD 4.80) (I)	63,209	$10,969
Community Health Systems, Inc. (I)(N)	70,775	503
Jasa Marga Persero Tbk PT (Expiration
Date: 12/08/2016; Strike Price: INR
3,900.00) (I)	18,911	349
Latam Airlines Group SA (Expiration
Date: 12/23/2016) (I)(N)	5,463	8
Rolls Royce Holdings PLC (Expiration
Date: 12/01/2016) (I)(N)	12,788,460	16,001
Yamana Gold, Inc. (Expiration Date:
12/21/2016; Strike Price: CAD 3.25) (I)	9,352	2,297
TOTAL RIGHTS (Cost $24,253)		$30,127

WARRANTS - 0.0%
Asterias Biotherapeutics, Inc. (Expiration
Date: 02/15/2017; Strike Price:
$5.00) (I)	456	217
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price:
THB 36.00) (I)	15,200	1,235
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price:
THB 43.00) (I)	11,692	832
Minor International PCL (Expiration
Date: 11/03/2017; Strike Price:
THB 40.00) (I)	11,170	1,396
TOTAL WARRANTS (Cost $260)		$3,680

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	74,357	744,152
TOTAL SECURITIES LENDING
COLLATERAL (Cost $744,151)		$744,152
SHORT-TERM INVESTMENTS - 3.1%
Repurchase agreement - 3.1%
Repurchase Agreement with State Street
Corp. dated 11/30/2016 at 0.030% to be
repurchased at $218,740,182 on
12/01/2016, collateralized by
$196,365,000 U.S. Treasury Bonds,
3.625% due 02/15/2044 (valued at
$223,119,731, including interest)	$218,740,000	218,740,000
TOTAL SHORT-TERM INVESTMENTS (Cost $218,740,000)		$218,740,000
Total Investments (Strategic Equity Allocation Fund)
(Cost $6,318,178,401) - 99.6%		$7,092,715,769
Other assets and liabilities, net - 0.4%		28,460,989
TOTAL NET ASSETS - 100.0%		$7,121,176,758

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 80.2%
U.S. Government - 30.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 07/15/2026		$76,903,958	$76,689,101
0.375%, 07/15/2023		20,435,795	20,634,084
0.750%, 02/15/2042 to 02/15/2045		11,819,695	11,251,599
1.000%, 02/15/2046		7,131,880	7,266,024
1.375%, 02/15/2044		3,107,490	3,427,465
1.750%, 01/15/2028		37,450,725	42,024,395
2.000%, 01/15/2026		32,353,580	36,593,484
2.375%, 01/15/2025 to 01/15/2027		62,415,219	72,667,008
2.500%, 01/15/2029		19,789,440	23,999,980
3.625%, 04/15/2028		4,925,481	6,513,289
3.875%, 04/15/2029		9,398,272	12,931,064
U.S. Treasury Bonds
2.250%, 08/15/2046		6,400,000	5,390,253
2.500%, 02/15/2045 to 02/15/2046		26,100,000	23,322,652
2.750%, 08/15/2042 to 11/15/2042		53,200,000	50,507,174
2.875%, 05/15/2043 (D)		6,500,000	6,305,507
2.875%, 08/15/2045		24,000,000	23,171,256
3.000%, 05/15/2042 to 05/15/2045		28,000,000	27,839,721
3.000%, 11/15/2044 (D)		21,000,000	20,830,194
3.125%, 02/15/2043 to 08/15/2044		52,900,000	53,791,599
3.375%, 05/15/2044		17,100,000	18,213,501
3.625%, 08/15/2043 (D)		3,300,000	3,677,566
3.625%, 02/15/2044		2,800,000	3,120,359
3.750%, 11/15/2043		14,900,000	16,976,106
4.250%, 05/15/2039 (D)		3,100,000	3,780,667
4.375%, 11/15/2039 to 05/15/2040		17,200,000	21,329,466
4.500%, 08/15/2039 (D)		4,900,000	6,179,552
4.625%, 02/15/2040		4,200,000	5,391,750
			603,824,816
U.S. Government Agency - 50.2%
Federal Home Loan Mortgage Corp.
2.676%, 11/01/2035 (P)		34,729	36,754
3.032%, 06/01/2034 (P)		50,979	53,438
3.104%, 01/01/2029 (P)		26,816	28,100
3.500%, TBA (C)		10,000,000	10,231,641
4.000%, TBA (C)		24,000,000	25,206,328
4.000%, 05/01/2029 to 09/01/2035		599,941	636,975
4.500%, TBA (C)		11,000,000	11,839,921
4.500%, 10/01/2025 to 10/01/2041		318,322	343,739
5.500%, 04/01/2035 to 01/01/2040		1,154,950	1,304,228
6.000%, 08/01/2022 to 05/01/2040		15,131,637	17,154,131
Federal National Mortgage Association
1.707%, 06/01/2043 (P)		330,185	330,953
1.907%, 10/01/2040 (P)		43,319	43,609
2.233%, 11/01/2034 (P)		81,594	84,305
2.310%, 08/01/2022		3,126,860	3,119,520
2.359%, 11/01/2035 (P)		89,086	91,676
2.433%, 01/01/2035 (P)		65,950	68,891
2.623%, 05/01/2035 (P)		142,060	147,924
2.640%, 06/01/2022		3,746,501	3,804,577
2.644%, 03/01/2035 (P)		28,965	30,534
2.674%, 09/01/2035 (P)		733,512	770,446
2.791%, 01/01/2036 (P)		4,680,563	4,938,556
2.870%, 09/01/2027		3,010,680	2,998,499
2.898%, 05/01/2035 (P)		46,339	48,536
2.940%, 07/01/2022		1,504,429	1,547,533
2.965%, 06/01/2035 (P)		218,637	231,872
3.000%, TBA (C)		219,000,000	218,451,678
3.000%, 04/01/2022 to 05/01/2022		199,238	205,287
3.004%, 09/01/2035 (P)		49,532	51,882
3.026%, 07/01/2034 (P)		69,921	73,832
3.155%, 05/01/2022		5,604,567	5,812,532
3.330%, 11/01/2021		313,051	326,756
3.500%, TBA (C)		359,000,000	368,211,683
3.500%, 01/01/2021 to 10/01/2030		6,444,399	6,734,965
3.889%, 05/01/2036 (P)		343,332	358,012
4.000%, TBA (C)		148,000,000	155,407,028
4.000%, 08/01/2018 to 08/01/2041		12,351,329	13,030,769
4.500%, TBA (C)		14,000,000	15,079,532
4.500%, 01/01/2018 to 07/01/2042		8,925,797	9,591,266
5.000%, TBA (C)		5,000,000	5,482,031
5.000%, 03/01/2023 to 03/01/2044		2,408,342	2,654,687
5.500%, 06/01/2018 to 09/01/2041		38,343,470	43,107,719
6.000%, 03/01/2021 to 05/01/2041		14,651,678	16,648,821
6.500%, 03/01/2036 to 11/01/2037		6,711	7,754
Government National Mortgage Association
1.875%, 09/20/2021 (P)		9,987	10,114
2.000%, 02/20/2024 to 02/20/2032 (P)		322,045	330,663
2.125%, 05/20/2023 to 05/20/2030 (P)		101,622	103,616
3.000%, 12/15/2044		849,819	862,332
3.500%, TBA (C)		21,000,000	21,845,157
4.000%, 10/20/2044 to 01/20/2046		17,234,155	18,289,194
5.000%, TBA (C)		3,000,000	3,306,094
5.000%, 10/15/2033 to 09/15/2040		17,052,443	19,008,012
U.S. Small Business Administration
5.130%, 09/01/2023		18,217	19,620
5.520%, 06/01/2024		388,397	415,757
			1,010,519,479
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,653,982,069)			$1,614,344,295

FOREIGN GOVERNMENT
OBLIGATIONS - 1.0%
Brazil - 0.0%
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017	EUR	600,000	648,503
Canada - 0.6%
Province of Ontario
1.650%, 09/27/2019		$5,500,000	5,475,690
3.150%, 06/02/2022	CAD	1,400,000	1,117,030
4.400%, 04/14/2020		$800,000	864,178
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,056,799
3.500%, 12/01/2022	CAD	600,000	488,067
4.250%, 12/01/2021		2,800,000	2,343,867
			11,345,631
South Korea - 0.4%
Export-Import Bank of Korea
2.625%, 12/30/2020		$8,400,000	8,423,890
Korea Development Bank
3.500%, 08/22/2017		600,000	607,325
			9,031,215
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $22,523,007)			$21,025,349

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS - 27.2%
Consumer discretionary - 1.2%
DISH DBS Corp.
4.250%, 04/01/2018		$300,000	$306,000
Ford Motor Credit Company LLC
1.361%, 09/08/2017 (P)		1,200,000	1,199,730
6.625%, 08/15/2017		2,200,000	2,275,992
8.000%, 12/15/2016		1,600,000	1,603,083
General Motors Financial Company, Inc.
3.150%, 01/15/2020		4,300,000	4,318,137
4.375%, 09/25/2021		2,100,000	2,171,471
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		7,400,000	10,492,475
Volkswagen Group of America Finance LLC
1.386%, 05/22/2018 (P)(S)		1,800,000	1,791,045
Wynn Las Vegas LLC
5.500%, 03/01/2025 (S)		900,000	887,625
			25,045,558
Consumer staples - 0.4%
CVS Health Corp.
2.800%, 07/20/2020		6,700,000	6,781,794
CVS Pass-Through Trust
6.943%, 01/10/2030		229,484	269,995
			7,051,789
Energy - 1.4%
Energy Transfer Partners LP
4.750%, 01/15/2026		1,000,000	1,004,849
Kinder Morgan Energy Partners LP
3.500%, 09/01/2023		100,000	96,478
6.500%, 04/01/2020		200,000	219,985
6.850%, 02/15/2020		2,700,000	3,005,713
Kinder Morgan, Inc.
1.500%, 03/16/2022	EUR	800,000	843,316
2.250%, 03/16/2027		800,000	813,127
7.000%, 06/15/2017		$2,000,000	2,053,062
ONEOK Partners LP
8.625%, 03/01/2019		2,900,000	3,271,858
Petrobras Global Finance BV
3.736%, 03/17/2020 (P)		200,000	193,400
4.375%, 05/20/2023		800,000	705,200
8.375%, 05/23/2021		2,300,000	2,466,750
Regency Energy Partners LP
4.500%, 11/01/2023		4,500,000	4,543,367
Sabine Pass Liquefaction LLC
5.875%, 06/30/2026 (S)		5,000,000	5,268,750
Western Gas Partners LP
3.950%, 06/01/2025		2,375,000	2,295,012
Williams Partners LP
4.875%, 05/15/2023		2,300,000	2,326,220
			29,107,087
Financials - 18.9%
Ally Financial, Inc.
4.750%, 09/10/2018		8,700,000	8,940,120
American Express Bank FSB
6.000%, 09/13/2017		3,300,000	3,414,906
American International Group, Inc.
6.400%, 12/15/2020		1,900,000	2,165,092
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,000,000	1,007,515
Banco Popular Espanol SA
(11.500% to 10/10/2018, then 5 Year
Euro Swap Rate + 10.237%)
10/10/2018 (Q)	EUR	1,300,000	1,367,471
Bank of America Corp.
2.625%, 04/19/2021		$1,500,000	$1,490,858
2.650%, 04/01/2019		1,200,000	1,212,139
3.300%, 01/11/2023		3,400,000	3,402,468
5.750%, 12/01/2017		100,000	103,891
6.400%, 08/28/2017		5,700,000	5,899,899
6.875%, 04/25/2018		16,000,000	17,070,512
Bank of America NA
1.150%, 06/15/2017 (P)		6,100,000	6,099,036
1.303%, 05/08/2017 (P)		3,600,000	3,604,093
6.000%, 10/15/2036		2,700,000	3,251,081
Barclays Bank PLC
(14.000% to 06/15/2019, then 3 month
GBP LIBOR + 13.400%)
06/15/2019 (Q)	GBP	500,000	763,220
Barclays PLC
2.992%, 08/10/2021 (P)		$9,800,000	10,044,530
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		1,500,000	1,583,250
BRFkredit A/S
2.000%, 10/01/2017	DKK	74,000,000	10,740,048
4.000%, 01/01/2018		50,700,000	7,554,588
CIT Group, Inc.
3.875%, 02/19/2019		$2,500,000	2,543,750
5.250%, 03/15/2018		7,300,000	7,549,806
5.500%, 02/15/2019 (S)		2,400,000	2,533,500
Citigroup, Inc.
1.406%, 05/01/2017 (P)		1,700,000	1,701,078
Cooperatieve Rabobank UA
4.375%, 08/04/2025		1,500,000	1,525,905
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year
U.S. Swap Rate + 4.898%)
01/23/2024 (Q) (S)		2,100,000	2,071,167
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,598,800
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021		$2,900,000	2,898,463
3.750%, 03/26/2025		5,800,000	5,557,160
3.800%, 06/09/2023		6,000,000	5,878,614
Deutsche Bank AG
2.792%, 05/10/2019 (P)		8,400,000	8,352,120
4.250%, 10/14/2021 (S)		4,300,000	4,227,898
Fifth Third Bancorp
1.277%, 12/20/2016 (P)		700,000	700,159
HSBC Holdings PLC
3.081%, 03/08/2021 (P)		3,300,000	3,442,293
3.400%, 03/08/2021		4,900,000	4,958,491
Huntington Bancshares, Inc.
3.150%, 03/14/2021		5,000,000	5,060,470
JPMorgan Chase & Co.
1.432%, 04/25/2018 (P)		3,200,000	3,208,013
2.400%, 06/07/2021		4,400,000	4,353,567
2.550%, 03/01/2021		3,300,000	3,288,579
2.750%, 06/23/2020		9,100,000	9,178,278
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		7,000,000	7,397,537
Lloyds Bank PLC
(12.000% to 12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q) (S)		17,300,000	23,138,750

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
2.125%, 04/25/2018		$2,300,000	$2,307,190
2.162%, 04/25/2018 (P)		15,700,000	15,900,097
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		7,900,000	7,961,383
National Australia Bank, Ltd.
2.250%, 03/16/2021 (S)		4,700,000	4,676,556
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2017	DKK	13,500,000	1,959,325
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	578,774
Nykredit Realkredit A/S
2.000%, 10/01/2017 to 04/01/2018	DKK	97,200,000	14,159,496
OneMain Financial Holdings LLC
6.750%, 12/15/2019 (S)		$800,000	814,000
7.250%, 12/15/2021 (S)		800,000	802,000
Preferred Term Securities XVI, Ltd.
1.350%, 03/23/2035 (P)(S)		4,734,955	3,598,565
Preferred Term Securities XX, Ltd.
1.250%, 03/22/2038 (P)(S)		5,173,962	3,725,253
Realkredit Danmark A/S
1.000%, 04/01/2017 to 04/01/2018	DKK	123,300,000	17,763,553
2.000%, 04/01/2017 to 01/01/2018		95,000,000	13,726,574
Regions Financial Corp.
3.200%, 02/08/2021		$3,600,000	3,660,595
Royal Bank of Canada
2.300%, 03/22/2021		4,700,000	4,696,522
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	7,361,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	5,737,500
Santander UK Group Holdings PLC
2.875%, 08/05/2021		4,200,000	4,100,998
Springleaf Finance Corp.
6.500%, 09/15/2017		7,000,000	7,192,500
6.900%, 12/15/2017		2,000,000	2,085,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018		12,800,000	13,594,957
The Blackstone Group LP
9.296%, 03/18/2019		1,352,662	1,362,807
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025		8,400,000	8,352,364
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)		1,000,000	997,313
UBS AG
1.491%, 06/01/2017 (P)		900,000	901,076
1.781%, 06/01/2020 (P)		300,000	299,880
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021 (S)		8,300,000	8,306,449
4.125%, 04/15/2026 (S)		4,400,000	4,434,430
Wells Fargo & Company
2.117%, 10/31/2023 (P)		5,800,000	5,808,097
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%) 03/15/2018 (Q)		5,800,000	5,945,000
Westpac Banking Corp.
2.100%, 02/25/2022 (S)		6,200,000	6,142,408
			379,830,777
Health care - 0.8%
Actavis Funding SCS
3.450%, 03/15/2022		$700,000	$710,451
Baxalta, Inc.
2.875%, 06/23/2020		5,500,000	5,498,169
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/2023	EUR	7,600,000	5,920,321
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		$3,800,000	3,797,055
			15,925,996
Industrials - 1.2%
AerCap Ireland Capital, Ltd.
2.750%, 05/15/2017		3,900,000	3,909,750
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	6,820,133
International Lease Finance Corp.
3.875%, 04/15/2018		$1,500,000	1,529,250
7.125%, 09/01/2018 (S)		1,900,000	2,061,500
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2022 (S)		7,050,000	3,084,375
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2023 (S)		522,540	122,797
Owens Corning
4.200%, 12/01/2024		3,200,000	3,268,048
Pentair Finance SA
1.875%, 09/15/2017		3,300,000	3,303,904
			24,099,757
Information technology - 0.3%
Apple, Inc.
2.850%, 05/06/2021		1,700,000	1,737,023
Diamond 1 Finance Corp.
5.450%, 06/15/2023 (S)		4,200,000	4,376,568
			6,113,591
Materials - 0.7%
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)		6,900,000	7,141,500
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/2024 (S)		736,027	688,700
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/2027 (S)		6,570,385	6,077,606
			13,907,806
Real estate - 0.7%
Alexandria Real Estate Equities, Inc.
4.300%, 01/15/2026		4,000,000	4,106,536
Boston Properties LP
3.850%, 02/01/2023		5,200,000	5,337,316
Prologis LP
3.750%, 11/01/2025		5,000,000	5,138,535
			14,582,387
Telecommunication services - 1.1%
AT&T, Inc.
2.800%, 02/17/2021		2,900,000	2,879,584
SFR Group SA
7.375%, 05/01/2026 (S)		4,000,000	3,990,000
Telefonica Emisiones SAU
1.513%, 06/23/2017 (P)		8,800,000	8,803,186
Verizon Communications, Inc.
2.606%, 09/14/2018 (P)		2,900,000	2,969,124
3.650%, 09/14/2018		3,000,000	3,093,261
			21,735,155

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities - 0.5%
Dynegy, Inc.
6.750%, 11/01/2019	$5,625,000	$5,681,250
7.375%, 11/01/2022	1,400,000	1,330,000
7.625%, 11/01/2024	800,000	736,000
Red Oak Power LLC
8.540%, 11/30/2019	364,756	364,756
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	1,502,369	1,514,697
		9,626,703
TOTAL CORPORATE BONDS (Cost $548,270,531)		$547,026,606

TERM LOANS (M) - 0.1%
Consumer discretionary - 0.1%
FCA US LLC
3.500%, 05/24/2017	2,307,103	2,308,902
TOTAL TERM LOANS (Cost $2,306,482)		$2,308,902

MUNICIPAL BONDS - 3.3%
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,600,000	2,059,376
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	28,748,200
California Statewide Communities
Development Authority
7.550%, 05/15/2040	4,300,000	5,642,933
Chicago Transit Authority, Series A
(Illinois) 6.300%, 12/01/2021	165,000	178,693
City of Chicago (Illinois)
5.633%, 01/01/2020	2,100,000	2,095,947
7.750%, 01/01/2042	1,600,000	1,632,496
Illinois Municipal Electric Agency
6.832%, 02/01/2035	1,800,000	2,169,882
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	590,000	594,431
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040	6,800,000	9,636,144
New Jersey State Turnpike Authority
7.414%, 01/01/2040	5,400,000	7,794,144
Public Power Generation Agency
(Nebraska) 7.242%, 01/01/2041	300,000	362,040
University of California
6.270%, 05/15/2031	5,300,000	5,827,191
TOTAL MUNICIPAL BONDS (Cost $59,184,427)		$66,741,477

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.3%
Commercial and residential - 10.9%
American Home Mortgage Investment
Trust, Series 2004-4, Class 4A
3.238%, 02/25/2045 (P)	71,759	72,522
BAMLL Commercial Mortgage Securities
Trust, Series 2016-ASHF, Class A
2.424%, 03/15/2028 (P)(S)	4,600,000	4,658,740
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
3.239%, 07/25/2035 (P)	1,117,389	1,032,152
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)	1,880,514	1,596,784
Series 2011-RR5, Class 12A1,
5.136%, 03/26/2037 (P)(S)	438,515	415,507
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)	3,205,774	3,296,471
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)	1,607,710	1,603,225
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 2A1,
3.125%, 11/25/2034 (P)	954,121	911,815
Series 2005-1, Class 2A1,
2.988%, 03/25/2035 (P)	1,807,515	1,760,635
Series 2003-8, Class 2A1,
2.951%, 01/25/2034 (P)	191,998	194,311
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.142%, 09/25/2035 (P)	468,949	401,422
Series 2005-8, Class 21A1,
2.987%, 10/25/2035 (P)	4,836,393	4,358,939
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044	179,160	179,630
Series 2007-PW16, Class A1A,
5.910%, 06/11/2040 (P)	8,541,361	8,650,246
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	5,016,289	5,137,693
Bella Vista Mortgage Trust,
Series 2005-1, Class 2A
1.083%, 02/22/2035 (P)	1,846,621	1,617,567
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
3.040%, 05/25/2035 (P)	252,519	247,762
Series 2005-11, Class A2A,
2.930%, 10/25/2035 (P)	2,321,912	2,288,518
Series 2005-6, Class A1,
2.690%, 09/25/2035 (P)	2,185,443	2,245,549
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034	2,189,586	2,165,956
Series 2006-OC7, Class 2A2A,
0.695%, 07/25/2046 (P)	3,657,697	3,215,891
Series 2007-OA6, Class A1B,
0.734%, 06/25/2037 (P)	5,394,017	4,793,919
Series 2005-62, Class 2A1,
1.507%, 12/25/2035 (P)	2,822,158	2,564,825
Series 2005-81, Class A1,
0.805%, 02/25/2037 (P)	3,206,336	2,617,446
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-22, Class A3,
3.032%, 11/25/2034 (P)	659,779	650,331
Series 2004-HYB9, Class 1A1,
2.852%, 02/20/2035 (P)	877,484	879,270
Series 2005-HYB9, Class 3A2A,
3.309%, 02/20/2036 (P)	162,583	142,063
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A3,
5.383%, 02/15/2040	66,248	66,182

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Commercial Mortgage
Trust (continued)
Series 2010-18, Class R,
2.703%, 04/26/2038 (P)(S)		$1,173,237	$1,150,022
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		4,611,798	4,692,423
CSAIL Commercial Mortgage Trust,
Series 2016-C7, Class ASB
3.314%, 11/15/2049		3,000,000	3,043,664
Deco, Ltd., Series 2014-BONA, Class A
1.250%, 11/07/2024 (P)(S)	EUR	6,172,907	6,585,762
Eurosail-UK PLC, Series 2007-4X,
Class A2A 0.679%, 06/13/2045 (P)	GBP	1,653,925	2,064,633
First Horizon Mortgage Pass-Through
Trust, Series 2004-AR7, Class 4A1
2.728%, 02/25/2035 (P)		$943,416	930,103
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1
2.507%, 03/25/2036 (P)		3,481,997	2,893,867
GS Mortgage Securities Corp Trust,
Series 2016-RENT, Class A
3.203%, 02/10/2029 (S)		4,700,000	4,812,557
GS Mortgage Securities Trust,
Series 2016-GS4, Class 225B
2.994%, 11/10/2029 (S)		3,305,000	3,249,146
GSMPS Mortgage Loan Trust,
Series 2006-RP1, Class 1AF2
0.884%, 01/25/2036 (P)(S)		276,848	231,522
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.917%, 09/25/2035 (P)		6,429,764	6,641,937
Series 2005-AR7, Class 6A1,
3.085%, 11/25/2035 (P)		687,298	678,231
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.751%, 05/19/2035 (P)		186,550	154,589
Hilton USA Trust, Series 2016-SFP,
Class A 2.828%, 11/05/2035 (S)		5,800,000	5,704,824
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
0.795%, 10/25/2035 (P)		4,998,149	4,605,292
JPMorgan Alternative Loan Trust,
Series 2006-S3, Class A6
6.120%, 08/25/2036		2,127,916	2,088,007
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2016-FLRR,
Class AFL 1.977%, 01/15/2033 (P)(S)		5,000,000	4,999,997
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		610,390	620,598
Series 2016-ATRM, Class A,
2.962%, 10/05/2028 (S)		5,300,000	5,310,676
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		232,617	232,322
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		262,529	263,267
JPMorgan Mortgage Trust,
Series 2005-S3, Class 1A2
5.750%, 01/25/2036		77,780	65,351
Landmark Mortgage Securities No 3 PLC,
Series 3, Class A
0.803%, 04/17/2044 (P)	GBP	2,057,812	2,388,357
Merrill Lynch Alternative Note Asset
Trust, Series 2007-F1, Class 2A8
6.000%, 03/25/2037		$3,130,887	$2,392,577
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.661%, 04/25/2035 (P)		363,079	343,783
Series 2005-2, Class 1A,
2.228%, 10/25/2035 (P)		2,605,337	2,601,349
Series 2005-2, Class 3A,
1.523%, 10/25/2035 (P)		156,341	147,752
Series 2005-3, Class 4A,
0.775%, 11/25/2035 (P)		63,750	59,669
Series 2005-A6, Class 2A3,
0.905%, 08/25/2035 (P)		1,217,932	1,170,679
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,666,325	2,677,417
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.516%, 07/13/2029 (P)(S)		4,800,000	4,945,270
Series 2016-UB12, Class ASB,
3.436%, 12/15/2049		3,000,000	3,089,887
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.988%, 08/12/2045 (P)(S)		1,361,822	1,366,308
Series 2010-R4, Class 4B,
0.961%, 02/26/2037 (P)(S)		7,058,376	5,441,274
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.905%, 12/25/2035 (P)		1,558,448	1,382,473
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.685%, 02/25/2037 (P)		8,139,669	6,844,033
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		1,957,935	1,868,271
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1,
0.774%, 02/26/2037 (P)(S)		2,989,316	2,800,773
Series 2011-4, Class 6A1,
0.764%, 06/27/2036 (P)(S)		1,900,000	1,587,203
Residential Accredits Loans, Inc. Trust,
Series 2005-QS13, Class 2A1
1.225%, 09/25/2035 (P)		3,259,141	2,428,169
Residential Accredits Loans, Inc. Trust,
Series 2007-QO3, Class A1
0.685%, 03/25/2047 (P)		2,958,242	2,480,361
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035		3,285,629	3,319,432
Residential Funding Mortgage Securities I
Trust, Series 2004-S9, Class 1A23
5.500%, 12/25/2034		52,218	52,238
RMAC PLC, Series 2005-NS1X,
Class A2A 0.510%, 06/12/2037 (P)	GBP	278,592	324,534
Sequoia Mortgage Trust, Series 6,
Class A 1.171%, 04/19/2027 (P)		$1,848,150	1,717,551
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.977%, 02/25/2035 (P)		11,584,842	11,428,569

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A3,
0.781%, 07/19/2035 (P)		$768,017	$741,787
Series 2005-AR8, Class A1A,
0.805%, 02/25/2036 (P)		302,182	253,535
Series 2007-AR2, Class 2A1,
0.655%, 03/25/2037 (P)		1,676,996	1,250,240
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.975%, 09/25/2034 (P)		748,098	702,232
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.725%, 09/25/2036 (P)		3,408,125	3,358,889
WaMu Mortgage Pass-Through Certificates
Series 2001-7, Class A,
1.685%, 05/25/2041 (P)		5,532	5,464
Series 2002-AR17, Class 1A,
1.707%, 11/25/2042 (P)		79,858	73,764
Series 2002-AR9, Class 1A,
1.864%, 08/25/2042 (P)		238,000	226,318
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034		1,981,094	2,156,984
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034		6,326,383	6,700,487
Series 2005-AR13, Class A1A1,
0.815%, 10/25/2045 (P)		8,727,517	8,346,703
Series 2005-AR19, Class A1A1,
0.795%, 12/25/2045 (P)		1,269,263	1,201,723
Washington Mutual Mortgage
Pass-Through Certificates,
Series 2006-8, Class A6
4.571%, 10/25/2036 (P)		3,703,091	2,421,407
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1,
2.859%, 01/25/2035 (P)		465,547	468,625
Series 2005-AR13, Class 1A5,
3.058%, 05/25/2035 (P)		800,019	800,545
Series 2005-AR4, Class 1A3,
2.993%, 04/25/2035 (P)		4,994,163	5,011,581
Series 2006-AR10, Class 1A1,
3.015%, 07/25/2036 (P)		1,444,275	1,380,625
Series 2006-AR2, Class 2A1,
2.894%, 03/25/2036 (P)		1,111,650	1,108,684
Series 2006-AR2, Class 2A5,
2.894%, 03/25/2036 (P)		1,772,593	1,651,828
			219,503,511
U.S. Government Agency - 2.4%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029		172,791	205,461
Series 2362, Class ZA,
6.500%, 09/15/2031		97,975	117,201
Series 2503, Class PZ,
6.000%, 09/15/2032		291,049	334,847
Series 2637, Class F,
0.924%, 06/15/2018 (P)		3,330	3,332
Series 2906, Class GZ,
5.000%, 09/15/2034		131,276	144,232
Series 2935, Class HJ,
5.000%, 02/15/2035		132,894	144,759
Series 4611, Class BF,
0.924%, 06/15/2041 (P)		7,408,223	7,398,729
Series 4620, Class AF,
0.968%, 11/15/2042 (P)		9,475,735	9,451,543
Series T-63, Class 1A1,
1.689%, 02/25/2045 (P)		76,287	75,847
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032		1,186,158	1,356,105
Series 2003-W1, Class 1A1,
5.617%, 12/25/2042 (P)		121,418	133,291
Series 2003-W6, Class F,
0.875%, 09/25/2042 (P)		621,843	618,663
Series 2005-120, Class NF,
0.625%, 01/25/2021 (P)		27,336	27,332
Series 2005-9, Class ZA,
5.000%, 02/25/2035		280,696	310,757
Series 2006-5, Class 3A2,
2.742%, 05/25/2035 (P)		76,487	80,573
Series 2007-73, Class A1,
0.585%, 07/25/2037 (P)		524,611	513,089
Series 2015-38, Class DF,
0.833%, 06/25/2055 (P)		6,509,370	6,469,427
Series 2016-62, Class AF,
0.973%, 09/25/2046 (P)		3,716,563	3,709,740
Government National Mortgage Association
Series 2005-21, Class Z,
5.000%, 03/20/2035		435,715	481,370
Series 2016-H07, Class FK,
1.494%, 03/20/2066 (P)		8,732,599	8,811,036
Series 2016-H20, Class PT,
3.727%, 09/20/2066 (P)		6,009,235	6,816,003
			47,203,337
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $267,525,616)			$266,706,848

ASSET BACKED SECURITIES - 5.7%
AUTO ABS, Series 2012-3, Class A
0.030%, 09/27/2024	EUR	1,907,417	2,026,688
Bear Stearns Asset Backed Securities
Trust, Series 2005-1, Class M2
2.634%, 03/25/2035 (P)		$2,616,369	2,534,485
BNC Mortgage Loan Trust,
Series 2007-2, Class A2
0.625%, 05/25/2037 (P)		223,540	219,717
Bosphorus CLO, Ltd.,
Series 1A, Class A
0.852%, 11/10/2023 (P)(S)	EUR	1,675,949	1,777,114
Brookside Mill CLO, Ltd.,
Series 2013-1A, Class A1
2.030%, 04/17/2025 (P)(S)		$2,150,000	2,142,666
CELF Loan Partners III PLC,
Series 2006-1X, Class A1
0.068%, 11/01/2023 (P)	EUR	387,420	410,050
CELF Low Levered Partners PLC,
Series 2006-1A, Class A3
0.027%, 03/04/2024 (P)(S)		2,427,059	2,563,045
Citigroup Mortgage Loan Trust,
Series 2007-AMC1, Class A1
0.685%, 12/25/2036 (P)(S)		$3,873,251	2,575,571

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2004-10, Class MV2,
1.529%, 01/25/2035 (P)		$243,561	$243,789
Series 2005-17, Class MV1,
0.984%, 05/25/2036 (P)		5,300,000	4,572,995
Series 2006-11, Class 2AV,
0.674%, 09/25/2046 (P)		3,218,640	3,073,991
Series 2006-25, Class 2A4,
0.745%, 06/25/2047 (P)		9,100,000	7,249,268
Series 2006-26, Class 1A,
0.665%, 06/25/2037 (P)		3,573,248	2,925,515
Series 2007-9, Class 1A,
0.725%, 06/25/2047 (P)		3,199,680	2,454,623
Credit-Based Asset Servicing &
Securitization LLC,
Series 2007-CB6, Class A3
0.745%, 07/25/2037 (P)(S)		3,744,613	2,321,276
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1L
1.917%, 08/15/2025 (P)(S)		4,500,000	4,463,424
EMC Mortgage Loan Trust,
Series 2001-A Class A
1.264%, 05/25/2040 (P)(S)		236,974	217,599
First Franklin Mortgage Loan Trust,
Series 2006-FF17, Class A5
0.675%, 12/25/2036 (P)		2,682,928	2,044,697
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)		3,100,000	3,023,833
GSAMP Trust, Series 2007-FM1,
Class A2A 0.595%, 12/25/2036 (P)		243,662	132,602
Hillmark Funding, Ltd., Series 2006-1A,
Class A1 1.061%, 05/21/2021 (P)(S)		3,020,970	3,006,095
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A1
0.584%, 12/25/2036 (P)		393,764	152,769
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2,
0.955%, 06/25/2035 (P)		1,600,000	1,575,413
Series 2006-NC2, Class A3,
0.635%, 08/25/2036 (P)		2,801,265	1,419,482
Series 2007-HE2, Class A1,
1.675%, 08/25/2037 (P)		4,088,022	3,174,056
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2C
0.755%, 11/25/2037 (P)		2,924,814	1,557,032
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2D,
0.765%, 09/25/2036 (P)		6,137,120	3,084,357
Series 2006-WMC1, Class A2C,
0.835%, 12/25/2035 (P)		2,555,022	2,316,699
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A2C
0.705%, 03/25/2036 (P)		229,757	190,343
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.695%, 04/25/2037 (P)		1,248,970	774,184
Neuberger Berman CLO XII, Ltd.,
Series 2012-12A, Class A2RR
2.182%, 07/25/2023 (P)(S)		4,745,386	4,732,982
New Century Home Equity Loan Trust
Series 2005-2, Class M4,
1.479%, 06/25/2035 (P)		3,067,429	2,347,889
Series 2005-4, Class M2,
1.035%, 09/25/2035 (P)		600,000	568,247
Series 2005-C, Class A2C,
0.775%, 12/25/2035 (P)		1,097,844	1,087,678
Ownit Mortgage Loan Asset
Backed Certificates,
Series 2006-1, Class AF2
3.532%, 12/25/2036 (P)		2,346,364	1,504,770
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
1.005%, 08/25/2035 (P)		600,000	567,149
Series 2005-WCW3, Class M2,
1.015%, 08/25/2035 (P)		2,000,000	1,681,393
Penta CLO SA, Series 2007-1X, Class A1
0.067%, 06/04/2024 (P)	EUR	196,071	207,604
RASC Trust, Series 2005-KS4, Class M2
1.395%, 05/25/2035 (P)		$1,394,678	1,358,707
Saratoga Investment Corp. CLO, Ltd.,
Series 2013-1A, Class A1R
2.432%, 10/20/2025 (P)(S)		4,500,000	4,500,000
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3,
0.775%, 05/25/2036 (P)		2,255,058	1,361,318
Series 2007-HE1, Class A2A,
0.585%, 12/25/2036 (P)		429,493	141,744
SLM Student Loan Trust, Series 2008-9,
Class A 2.214%, 04/25/2023 (P)		3,647,507	3,678,688
Sofi Consumer Loan Program LLC,
Series 2016-3, Class A
3.050%, 12/26/2025 (S)		5,900,000	5,890,281
Specialty Underwriting & Residential
Finance Trust,
Series 2005-BC2, Class M3
1.500%, 12/25/2035 (P)		2,623,421	2,366,389
SpringCastle America Funding LLC,
Series 2016-AA, Class A
3.050%, 04/25/2029 (S)		4,848,231	4,872,472
Structured Asset Investment Loan Trust,
Series 2006-1, Class A4
0.835%, 01/25/2036 (P)		6,700,000	5,178,179
Venture X CLO, Ltd., Series 2012-10A,
Class AR 2.080%, 07/20/2022 (P)(S)		5,900,000	5,897,009
WaMu Asset-Backed Certificates Trust,
Series 2007-HE3, Class 1A
0.750%, 05/25/2047 (P)		4,385,066	3,507,109
TOTAL ASSET BACKED SECURITIES (Cost $114,143,011)			$115,672,986

PREFERRED SECURITIES - 0.7%
Financials - 0.3%
Citigroup Capital XIII, 7.257% (P)		241,000	6,261,180
Real estate - 0.4%
Sovereign Real Estate Investment Trust,
12.000% (S)		5,520	7,035,240
TOTAL PREFERRED SECURITIES (Cost $14,051,900)			$13,296,420

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 2.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/30/2018; Strike Rate: 2.100%;
Counterparty: JPMorgan Securities) (I)		21,300,000	$205,268
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
12/13/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley
Company, Inc.) (I)		21,100,000	0
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
12/21/2016; Strike Rate: 1.000%;
Counterparty: Citibank N.A.) (I)		21,500,000	0
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 6-month LIBOR (Expiration Date:
12/21/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley
Company, Inc.) (I)		31,000,000	0
			205,268
Put options - 0.1%
Exchange Traded Option on 10 Year U.S.
Treasury Note Futures Option
(Expiration Date: 03/24/2017; Strike
Price: $102.00) (I)		1,088,000	1,088
Exchange Traded Option on 10 Year U.S.
Treasury Note Futures Option
(Expiration Date: 12/23/2016; Strike
Price: $115.00) (I)		456,000	456
Exchange Traded Option on 5 Year U.S.
Treasury Note Futures (Expiration
Date: 11/23/2016; Strike
Price: $108.00) (I)		385,000	385
Exchange Traded Option on 5 Year U.S.
Treasury Note Futures Option
(Expiration Date: 02/24/2017; Strike
Price: $110.50) (I)		604,000	23,594
Exchange Traded Option on 5 Year U.S.
Treasury Note Futures Option
(Expiration Date: 12/23/2016; Strike
Price: $111.50) (I)		330,000	330
Exchange Traded Option on 5 Year U.S.
Treasury Note Futures Option
(Expiration Date: 12/23/2016; Strike
Price: $112.00) (I)		822,000	6,422
Exchange Traded Option on 5 Year U.S.
Treasury Note Futures Option
(Expiration Date: 12/23/2016; Strike
Price: $114.20) (I)		483,000	15,094
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.905% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.905%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,400,000	704,964
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.930% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.930%;
Counterparty: Goldman Sachs &
Company) (I)		3,800,000	249,747
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.940% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.940%;
Counterparty: Goldman Sachs &
Company) (I)		3,300,000	214,206
			1,216,286
TOTAL PURCHASED OPTIONS (Cost $2,718,809)			$1,421,554

SHORT-TERM INVESTMENTS - 18.6%
Commercial paper - 6.2%
Barclays Bank PLC
1.641%, 09/08/2017 *		$10,000,000	10,000,000
1.745%, 11/06/2017 *		13,000,000	13,000,000
Bell Canada
0.910%, 01/27/2017 *		2,000,000	1,997,297
Credit Suisse AG
1.645%, 09/12/2017 *		9,200,000	9,200,000
Dominion Resources, Inc.
0.880%, 01/09/2017 *		4,000,000	3,996,253
Energy Transfer Partners LP
1.750%, 12/16/2016 *		8,000,000	7,996,469
Engie SA
1.550%, 11/01/2017 *		5,800,000	5,726,108
1.600%, 10/03/2017 *		2,600,000	2,571,132
Eni Finance USA, Inc.
1.750%, 10/02/2017 *		2,100,000	2,074,082
Mitsubishi UFJ Trust & Banking Corp.
1.577%, 09/19/2017 *		4,600,000	4,600,000
Natixis SA
1.553%, 09/25/2017 *		1,200,000	1,200,000
1.553%, 10/02/2017 *		3,000,000	3,000,000
NiSource, Inc.
0.930%, 12/19/2016 *		7,000,000	6,997,181
Norinchukin Bank
1.589%, 10/10/2017 *		9,700,000	9,700,000
Schlumberger Holdings Corp.
1.070%, 01/17/2017 *		7,100,000	7,092,559
Sumitomo Mitsui Financial Group, Inc.
1.550%, 09/15/2017 *		9,500,000	9,500,000
Sumitomo Mitsui Trust Bank, Ltd.
1.574%, 10/06/2017 *		10,900,000	10,900,000
1.584%, 09/18/2017 *		9,000,000	9,000,000
Thermo Fisher Scientific Inc
0.970%, 12/05/2016 *		4,100,000	4,099,558
Viacom, Inc.
1.350%, 12/14/2016 *		3,700,000	3,698,924
			126,349,563
Foreign government - 10.6%
Federative Republic of Brazil
10.194%, 04/01/2018 *	BRL	4,800,000	1,223,741
10.713%, 01/01/2018 *		200,000	52,297
11.244%, 10/01/2017 *		33,200,000	8,899,599
12.063%, 04/01/2017 *		48,900,000	13,859,244

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Japan Treasury Discount Bills, 0.000%
12/05/2016 *	JPY	2,330,000,000	$20,366,039
12/12/2016 *		4,870,000,000	42,567,601
12/19/2016 *		1,450,000,000	12,675,120
01/10/2017 *		660,000,000	5,770,582
02/06/2017 *		440,000,000	3,847,943
02/10/2017 *		350,000,000	3,060,717
02/27/2017 *		2,010,000,000	17,580,336
03/06/2017 *		9,560,000,000	83,621,944
			213,525,163
U.S. Government - 0.9%
U.S. Treasury Bills
0.370%, 02/02/2017 (D)*		$12,976,000	12,966,424
0.445%, 02/09/2017 (D)*		4,018,000	4,014,589
0.466%, 02/23/2017 *		453,000	452,516
0.506%, 03/09/2017 (D)*		270,000	269,634
			17,703,163
Repurchase agreement - 0.9%
Repurchase Agreement with Deutsche
Bank dated 11/30/2016 at 0.330% to be
repurchased at $11,800,108 on
12/01/2016, collateralized by
$11,330,000 U.S. Treasury Bonds,
3.375% due 05/15/2044 (valued at
$12,307,124, including interest)		11,800,000	11,800,000
Repurchase Agreement with State Street
Corp. dated 11/30/2016 at 0.030% to
be repurchased at $5,924,005 on
12/01/2016, collateralized by
$5,785,000 U.S. Treasury Notes,
2.750% due 02/15/2024 (valued at
$6,045,325, including interest)		5,924,000	5,924,000
			17,724,000
TOTAL SHORT-TERM INVESTMENTS (Cost $388,369,089)			$375,301,889
Total Investments (Total Return Fund)
(Cost $3,073,074,941) - 150.2%			$3,023,846,326
Other assets and liabilities, net - (50.2%)			(1,010,291,276)
TOTAL NET ASSETS - 100.0%			$2,013,555,050

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 93.9%
Consumer discretionary - 18.2%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	$630,000	$637,088
5.500%, 05/15/2026 (S)	875,000	865,156
AMC Entertainment Holdings, Inc.
5.875%, 11/15/2026 (S)	625,000	629,688
American Greetings Corp.
7.375%, 12/01/2021	410,000	418,200
Asbury Automotive Group, Inc.
6.000%, 12/15/2024	1,180,000	1,188,850
Brinker International, Inc.
5.000%, 10/01/2024 (S)	625,000	625,000
CBS Radio, Inc.
7.250%, 11/01/2024 (S)	30,000	31,519
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	3,300,000	3,423,750
CCO Holdings LLC
5.125%, 02/15/2023	20,000	20,550
5.125%, 05/01/2023 (S)	1,485,000	1,522,125
5.250%, 09/30/2022	310,000	321,625
5.375%, 05/01/2025 (S)	2,395,000	2,433,919
5.750%, 02/15/2026 (S)	2,700,000	2,774,250
5.875%, 04/01/2024 (S)	470,000	497,613
6.625%, 01/31/2022	500,000	519,375
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (S)	725,000	775,750
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	719,250
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,596,775
EMI Music Publishing Group North
America Holdings, Inc.
7.625%, 06/15/2024 (S)	375,000	401,250
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)	2,875,000	2,781,563
GLP Capital LP
4.375%, 04/15/2021	75,000	77,344
5.375%, 11/01/2023	475,000	496,385
Gray Television, Inc.
5.125%, 10/15/2024 (S)	975,000	911,625
5.875%, 07/15/2026 (S)	1,875,000	1,790,044
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	4,595,000	4,807,519
Group 1 Automotive, Inc.
5.000%, 06/01/2022	775,000	755,625
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	845,000	872,441
JC Penney Corp., Inc.
5.875%, 07/01/2023 (S)	325,000	333,125
KFC Holding Company/Pizza Hut Holdings
LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (S)	650,000	656,500
5.250%, 06/01/2026 (S)	650,000	653,250
Lamar Media Corp.
5.875%, 02/01/2022	500,000	515,000
Levi Strauss & Company
5.000%, 05/01/2025	175,000	174,563
LIN Television Corp.
6.375%, 01/15/2021	350,000	362,250
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (S)	925,000	920,375
5.375%, 06/15/2022 (S)	250,000	258,750
LKQ Corp.
4.750%, 05/15/2023	3,132,000	3,132,000
NAI Entertainment Holdings LLC
5.000%, 08/01/2018 (S)	625,000	631,250
National CineMedia LLC
5.750%, 08/15/2026	750,000	768,750
6.000%, 04/15/2022	625,000	643,750
Newell Brands, Inc.
5.000%, 11/15/2023	520,000	555,512
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (S)	1,525,000	1,555,500
6.875%, 11/15/2020	1,285,000	1,323,550
Nexstar Escrow Corp.
5.625%, 08/01/2024 (S)	600,000	594,000
Nielsen Finance LLC
5.000%, 04/15/2022 (S)	3,000,000	3,060,000

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Outfront Media Capital LLC
5.250%, 02/15/2022	$230,000	$238,913
5.625%, 02/15/2024	375,000	385,313
Penske Automotive Group, Inc.
5.375%, 12/01/2024	1,113,000	1,093,523
5.750%, 10/01/2022	2,000,000	2,045,000
Pinnacle Entertainment, Inc.
5.625%, 05/01/2024 (S)	275,000	274,313
Service Corp. International
8.000%, 11/15/2021	1,640,000	1,918,800
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,399,250
7.000%, 07/15/2022	500,000	521,250
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	650,000
Tempur Sealy International, Inc.
5.500%, 06/15/2026	550,000	547,250
5.625%, 10/15/2023	70,000	71,400
The ServiceMaster Company LLC
5.125%, 11/15/2024 (S)	600,000	601,500
The William Carter Company
5.250%, 08/15/2021	300,000	310,800
Vista Outdoor, Inc.
5.875%, 10/01/2023	125,000	130,000
Wolverine World Wide, Inc.
5.000%, 09/01/2026 (S)	525,000	504,000
		59,723,716
Consumer staples - 2.3%
Aramark Services, Inc.
5.125%, 01/15/2024 (S)	370,000	379,868
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	1,020,000
Central Garden & Pet Company
6.125%, 11/15/2023	150,000	156,375
Century Intermediate Holding Company 2, PIK
9.750%, 02/15/2019 (S)	205,000	208,588
Cott Beverages, Inc.
5.375%, 07/01/2022	445,000	446,669
6.750%, 01/01/2020	555,000	574,425
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	156,188
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (S)	25,000	24,938
4.875%, 11/01/2026 (S)	25,000	24,875
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	765,000	763,088
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	894,688
5.875%, 01/15/2024	50,000	52,625
Post Holdings, Inc.
5.000%, 08/15/2026 (S)	550,000	521,675
Prestige Brands, Inc.
6.375%, 03/01/2024 (S)	555,000	579,975
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,350,000	1,366,875
US Foods, Inc.
5.875%, 06/15/2024 (S)	260,000	266,500
		7,437,352
Energy - 21.5%
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022	1,875,000	1,788,375
Baytex Energy Corp.
5.125%, 06/01/2021 (S)	1,400,000	1,207,500
5.625%, 06/01/2024 (S)	710,000	594,625
Bristow Group, Inc.
6.250%, 10/15/2022	3,000,000	2,340,000
Continental Resources, Inc.
5.000%, 09/15/2022	525,000	523,688
Crestwood Midstream Partners LP
6.125%, 03/01/2022	125,000	126,250
6.250%, 04/01/2023	875,000	888,125
Denbury Resources, Inc.
4.625%, 07/15/2023	2,475,000	1,905,750
5.500%, 05/01/2022	860,000	707,350
6.375%, 08/15/2021	1,150,000	966,000
Enable Midstream Partners LP
2.400%, 05/15/2019	1,875,000	1,841,034
3.900%, 05/15/2024	1,600,000	1,485,336
5.000%, 05/15/2044	125,000	100,994
EnLink Midstream Partners LP
4.150%, 06/01/2025	1,525,000	1,442,508
4.400%, 04/01/2024	1,904,000	1,853,009
4.850%, 07/15/2026	525,000	515,577
Ensco PLC
5.750%, 10/01/2044	2,300,000	1,506,500
Era Group, Inc.
7.750%, 12/15/2022	1,475,000	1,283,250
Gulfport Energy Corp.
6.000%, 10/15/2024 (S)	625,000	635,938
6.625%, 05/01/2023	1,425,000	1,489,125
Hilcorp Energy I LP
5.000%, 12/01/2024 (S)	1,250,000	1,262,500
5.750%, 10/01/2025 (S)	1,025,000	1,040,375
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	4,095,000	2,201,063
5.875%, 04/01/2020	585,000	356,850
Murphy Oil Corp.
4.700%, 12/01/2022	1,175,000	1,128,000
6.875%, 08/15/2024	585,000	615,713
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,995,000	2,069,813
7.768%, 12/15/2037 (S)	4,000,000	4,180,000
9.625%, 06/01/2019 (S)	435,000	454,575
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	750,000	783,750
PDC Energy, Inc.
6.125%, 09/15/2024 (S)	400,000	410,000
PHI, Inc.
5.250%, 03/15/2019	4,200,000	3,937,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	3,850,000	3,994,375
6.875%, 04/15/2040 (S)	1,707,000	1,732,605
7.500%, 07/15/2038 (S)	326,000	330,890
Rose Rock Midstream LP
5.625%, 07/15/2022 to 11/15/2023	1,500,000	1,435,000
Sabine Oil & Gas Corp.
7.250%, 06/15/2019 (H)	350,000	35
7.500%, 09/15/2020 (H)	2,375,000	238
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 03/01/2025	1,675,000	1,762,238
5.750%, 05/15/2024	750,000	791,250
5.875%, 06/30/2026 (S)	350,000	368,813
6.250%, 03/15/2022	3,542,000	3,816,505
SemGroup Corp.
7.500%, 06/15/2021	2,850,000	2,907,000

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Southwestern Energy Company
4.100%, 03/15/2022	$175,000	$161,000
6.700%, 01/23/2025	1,065,000	1,054,350
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (S)	3,725,000	3,687,750
Teekay Corp.
8.500%, 01/15/2020	3,980,000	3,651,650
Tesoro Logistics LP
5.250%, 01/15/2025	425,000	430,313
6.125%, 10/15/2021	125,000	130,781
6.375%, 05/01/2024	275,000	296,313
Ultra Petroleum Corp.
5.750%, 12/15/2018 (H)(S)	1,120,000	1,071,700
Valvoline, Inc.
5.500%, 07/15/2024 (S)	250,000	258,125
Western Gas Partners LP
4.000%, 07/01/2022	660,000	658,424
5.375%, 06/01/2021	125,000	133,384
		70,313,812
Financials - 7.6%
Ally Financial, Inc.
3.500%, 01/27/2019	1,020,000	1,020,000
5.500%, 02/15/2017	715,000	719,469
CIT Group, Inc.
4.250%, 08/15/2017	1,800,000	1,827,504
5.000%, 05/15/2017	434,000	438,883
5.250%, 03/15/2018	400,000	413,688
5.500%, 02/15/2019 (S)	1,000,000	1,055,625
6.625%, 04/01/2018 (S)	170,000	177,863
E*TRADE Financial Corp.
4.625%, 09/15/2023	350,000	355,438
5.375%, 11/15/2022	310,000	328,482
Hub Holdings LLC, PIK
8.125%, 07/15/2019 (S)	1,350,000	1,336,500
HUB International, Ltd.
7.875%, 10/01/2021 (S)	2,900,000	2,961,625
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,150,000	991,875
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	90,000	84,600
MSCI, Inc.
4.750%, 08/01/2026 (S)	850,000	830,875
Navient Corp.
8.000%, 03/25/2020	1,050,000	1,152,375
8.450%, 06/15/2018	225,000	242,438
NewStar Financial, Inc.
7.250%, 05/01/2020	1,740,000	1,726,950
Springleaf Finance Corp.
6.000%, 06/01/2020	3,700,000	3,626,000
6.500%, 09/15/2017	200,000	205,500
7.750%, 10/01/2021	1,750,000	1,752,188
8.250%, 12/15/2020 to 10/01/2023	1,125,000	1,130,156
USI, Inc.
7.750%, 01/15/2021 (S)	2,600,000	2,639,000
		25,017,034
Health care - 8.5%
Centene Corp.
6.125%, 02/15/2024	750,000	762,075
Community Health Systems, Inc.
5.125%, 08/01/2021	475,000	429,578
DaVita, Inc.
5.750%, 08/15/2022	500,000	518,750
DaVita, Inc.
5.000%, 05/01/2025	430,000	419,250
5.125%, 07/15/2024	250,000	246,875
Endo Finance LLC
5.375%, 01/15/2023 (S)	250,000	218,125
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	250,000	270,000
HCA, Inc.
4.250%, 10/15/2019	135,000	139,050
5.875%, 03/15/2022	1,500,000	1,610,625
HealthSouth Corp.
5.125%, 03/15/2023	195,000	192,075
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (S)	125,000	128,750
Hologic, Inc.
5.250%, 07/15/2022 (S)	1,230,000	1,276,125
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	1,600,000	1,688,000
LifePoint Health, Inc.
5.500%, 12/01/2021	1,000,000	1,022,500
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	300,000	255,000
5.625%, 10/15/2023 (S)	175,000	158,375
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	675,000	685,125
Molina Healthcare, Inc.
5.375%, 11/15/2022	300,000	300,375
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (S)	975,000	1,024,969
Ortho-Clinical Diagnostics, Inc.
6.625%, 05/15/2022 (S)	1,500,000	1,252,500
Quintiles IMS, Inc.
5.000%, 10/15/2026 (S)	200,000	197,000
Select Medical Corp.
6.375%, 06/01/2021	1,975,000	1,894,756
Surgery Center Holdings, Inc.
8.875%, 04/15/2021 (S)	1,375,000	1,436,875
Team Health, Inc.
7.250%, 12/15/2023 (S)	2,235,000	2,517,191
Tenet Healthcare Corp.
6.250%, 11/01/2018	775,000	807,938
7.500%, 01/01/2022 (S)	275,000	283,080
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	500,000	385,000
5.875%, 05/15/2023 (S)	1,025,000	757,859
6.125%, 04/15/2025 (S)	5,150,000	3,811,000
6.375%, 10/15/2020 (S)	500,000	422,500
6.750%, 08/15/2021 (S)	275,000	229,625
7.250%, 07/15/2022 (S)	150,000	123,000
7.500%, 07/15/2021 (S)	266,000	224,770
Vizient, Inc.
10.375%, 03/01/2024 (S)	1,925,000	2,079,000
		27,767,716
Industrials - 5.8%
Advanced Disposal Services, Inc.
5.625%, 11/15/2024 (S)	1,275,000	1,262,250
AECOM
5.750%, 10/15/2022	375,000	392,813
5.875%, 10/15/2024	1,025,000	1,073,688
Allegion PLC
5.875%, 09/15/2023	135,000	143,269
Allison Transmission, Inc.
5.000%, 10/01/2024 (S)	2,100,000	2,115,750

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	$3,350,000	$3,504,938
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	205,000	211,406
Covanta Holding Corp.
5.875%, 03/01/2024	500,000	487,500
6.375%, 10/01/2022	1,847,000	1,833,148
7.250%, 12/01/2020	2,081,000	2,140,829
GFL Environmental, Inc.
7.875%, 04/01/2020 (S)	1,500,000	1,571,250
9.875%, 02/01/2021 (S)	900,000	976,500
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)	1,000,000	1,052,500
Sensata Technologies BV
5.625%, 11/01/2024 (S)	2,050,000	2,137,125
		18,902,966
Information technology - 8.5%
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	900,000	821,250
Cardtronics, Inc.
5.125%, 08/01/2022	225,000	227,250
Change Healthcare Holdings, Inc.
6.000%, 02/15/2021 (S)	1,075,000	1,120,795
11.000%, 12/31/2019	3,350,000	3,467,250
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	850,000	885,063
Diamond 1 Finance Corp.
5.875%, 06/15/2021 (S)	1,825,000	1,923,304
7.125%, 06/15/2024 (S)	3,475,000	3,793,977
First Data Corp.
5.000%, 01/15/2024 (S)	260,000	262,275
5.750%, 01/15/2024 (S)	600,000	607,500
6.750%, 11/01/2020 (S)	1,466,000	1,520,975
7.000%, 12/01/2023 (S)	575,000	601,956
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)	350,000	350,875
Infor US, Inc.
6.500%, 05/15/2022	355,000	365,650
Micron Technology, Inc.
5.500%, 02/01/2025	1,110,000	1,090,575
5.625%, 01/15/2026 (S)	800,000	780,000
5.875%, 02/15/2022	1,400,000	1,449,000
NCR Corp.
4.625%, 02/15/2021	475,000	484,500
5.000%, 07/15/2022	1,510,000	1,510,000
5.875%, 12/15/2021	1,500,000	1,565,625
6.375%, 12/15/2023	750,000	789,375
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (S)	250,000	261,875
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023	1,500,000	1,530,000
Zayo Group LLC
6.375%, 05/15/2025	1,150,000	1,198,875
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)	1,300,000	1,405,713
		28,013,658
Materials - 3.9%
ArcelorMittal
6.125%, 06/01/2025	175,000	190,750
Ardagh Packaging Finance PLC
4.156%, 05/15/2021 (P)(S)	500,000	510,000
4.625%, 05/15/2023 (S)	150,000	147,938
7.250%, 05/15/2024 (S)	475,000	496,375
Ball Corp.
4.375%, 12/15/2020	750,000	789,375
Berry Plastics Corp.
5.125%, 07/15/2023	250,000	252,188
6.000%, 10/15/2022	640,000	672,800
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,276,563
Kaiser Aluminum Corp.
5.875%, 05/15/2024	125,000	129,063
Novelis Corp.
6.250%, 08/15/2024 (S)	125,000	129,375
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (S)	175,000	178,500
5.375%, 01/15/2025 (S)	850,000	853,188
5.875%, 08/15/2023 (S)	913,000	954,085
6.375%, 08/15/2025 (S)	1,700,000	1,795,625
Sealed Air Corp.
5.125%, 12/01/2024 (S)	1,165,000	1,182,475
Silgan Holdings, Inc.
5.000%, 04/01/2020	1,001,000	1,018,518
Steel Dynamics, Inc.
5.000%, 12/15/2026 (S)	2,025,000	2,037,656
The Scotts Miracle-Gro Company
6.000%, 10/15/2023 (S)	50,000	52,875
		12,667,349
Real estate - 5.1%
CoreCivic, Inc.
4.625%, 05/01/2023	50,000	48,625
5.000%, 10/15/2022	700,000	691,250
DuPont Fabros Technology LP
5.625%, 06/15/2023	2,450,000	2,578,625
5.875%, 09/15/2021	3,475,000	3,627,031
Equinix, Inc.
5.750%, 01/01/2025	375,000	386,719
5.875%, 01/15/2026	575,000	596,568
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)	975,000	996,938
6.000%, 10/01/2020 (S)	145,000	152,613
6.000%, 08/15/2023	2,250,000	2,385,000
MPT Operating Partnership LP
5.250%, 08/01/2026	800,000	750,000
5.500%, 05/01/2024	715,000	700,700
6.375%, 02/15/2022 to 03/01/2024	660,000	677,250
Sabra Health Care LP
5.375%, 06/01/2023	500,000	497,500
5.500%, 02/01/2021	750,000	769,688
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	198,450
5.875%, 01/15/2022 (L)	1,090,000	1,087,275
5.875%, 10/15/2024	550,000	530,750
6.000%, 04/15/2026	25,000	24,000
		16,698,982
Telecommunication services - 8.7%
GCI, Inc.
6.750%, 06/01/2021	500,000	513,125
6.875%, 04/15/2025	1,025,000	1,022,438
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	4,060,000	2,649,150
7.250%, 04/01/2019	1,300,000	1,020,500
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	879,475
8.125%, 06/01/2023	3,225,000	1,104,563

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Level 3 Financing, Inc.
5.125%, 05/01/2023	$665,000	$664,169
5.250%, 03/15/2026 (S)	475,000	466,688
5.375%, 08/15/2022 to 05/01/2025	2,090,000	2,106,300
5.625%, 02/01/2023	285,000	289,275
6.125%, 01/15/2021	880,000	910,800
SBA Communications Corp.
4.875%, 09/01/2024 (S)	425,000	411,188
Sprint Capital Corp.
6.875%, 11/15/2028	865,000	832,044
6.900%, 05/01/2019	1,989,000	2,073,533
8.750%, 03/15/2032	907,000	952,350
Sprint Communications, Inc.
7.000%, 08/15/2020	760,000	788,500
Sprint Corp.
7.875%, 09/15/2023	775,000	800,188
Syniverse Holdings, Inc.
9.125%, 01/15/2019	3,150,000	2,275,875
T-Mobile USA, Inc.
6.125%, 01/15/2022	105,000	109,954
6.250%, 04/01/2021	1,135,000	1,183,238
6.500%, 01/15/2026	385,000	415,800
6.542%, 04/28/2020	205,000	211,599
6.625%, 11/15/2020 to 04/01/2023	3,000,000	3,089,808
6.633%, 04/28/2021	800,000	835,000
6.731%, 04/28/2022	1,500,000	1,567,275
6.836%, 04/28/2023	1,135,000	1,204,519
		28,377,354
Utilities - 3.8%
Calpine Corp.
6.000%, 01/15/2022 (S)	1,500,000	1,565,610
Enable Oklahoma Intrastate Transmission LLC
6.250%, 03/15/2020 (S)	1,000,000	1,061,981
NSG Holdings LLC
7.750%, 12/15/2025 (S)	3,098,083	3,322,694
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	1,800,000	1,809,000
TerraForm Power Operating LLC
6.375%, 02/01/2023 (S)	3,775,000	3,861,070
6.625%, 06/15/2025 (L)(S)	825,000	855,938
		12,476,293
TOTAL CORPORATE BONDS (Cost $310,194,813)		$307,396,232

TERM LOANS (M) - 2.3%
Consumer discretionary - 0.7%
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	947,583	940,476
CCM Merger, Inc.
4.000%, 08/08/2021	343,993	345,568
Federal-Mogul Holdings Corp.
4.000%, 04/15/2018	299,235	295,868
WASH Multifamily Laundry Systems LLC
4.250%, 05/14/2022	661,624	650,462
8.000%, 05/12/2023	12,669	12,447
8.000%, 05/14/2023	72,331	71,066
		2,315,887
Energy - 0.2%
Chesapeake Energy Corp.
8.500%, 08/23/2021	300,000	320,439
Hummel Station LLC
7.000%, 10/27/2022	368,870	352,271
		672,710
Information technology - 1.4%
Ancestry.com Holdings LLC
9.250%, 10/11/2024	900,000	907,497
Ancestry.com Operations, Inc.
5.250%, 10/19/2023	3,005,000	3,010,018
Peak 10, Inc.
8.250%, 06/17/2022	475,000	447,688
		4,365,203
TOTAL TERM LOANS (Cost $7,334,730)		$7,353,800

CONVERTIBLE BONDS - 0.2%
Energy - 0.2%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	900,000	528,750
TOTAL CONVERTIBLE BONDS (Cost $586,311)		$528,750

COMMON STOCKS - 1.0%
Energy - 0.1%
Swift Energy Company (I)	10,988	336,782
Utilities - 0.9%
Vistra Energy Corp. (I)	215,025	2,999,599
TOTAL COMMON STOCKS (Cost $14,669,008)		$3,336,381

RIGHTS - 0.1%
Texas Competitive Electric Holdings
Company LLC (I)(N)	220,087	385,152
TOTAL RIGHTS (Cost $1,079,996)		$385,152

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	264,303	2,645,090
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,644,317)		$2,645,090

SHORT-TERM INVESTMENTS - 3.0%
Money market funds - 2.6%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
0.2810% (Y)	8,546,996	8,546,996
Repurchase agreement - 0.4%
Repurchase Agreement with State Street
Corp. dated 11/30/2016 at 0.000% to be
repurchased at $1,236,116 on
12/01/2016, collateralized by
$1,247,500 U.S. Treasury Notes,
1.500% due 08/31/2018 (valued at
$1,256,174, including interest)	$1,236,116	1,236,116
TOTAL SHORT-TERM INVESTMENTS (Cost $9,783,112)		$9,783,112
Total Investments (U.S. High Yield Bond Fund)
(Cost $346,292,287) - 101.3%		$331,428,517
Other assets and liabilities, net - (1.3%)		(4,149,758)
TOTAL NET ASSETS - 100.0%		$327,278,759

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Consumer discretionary - 10.4%
Auto components - 0.3%
Adient PLC (I)	3,128	$167,536
American Axle & Manufacturing
Holdings, Inc. (I)	5,629	88,150
BorgWarner, Inc.	16,789	597,688
Cooper Tire & Rubber Company	4,025	154,158
Cooper-Standard Holding, Inc. (I)	1,074	102,374
Dana, Inc.	26,858	453,632
Delphi Automotive PLC	22,686	1,451,904
Dorman Products, Inc. (I)	1,949	140,796
Drew Industries, Inc.	1,733	182,138
Federal-Mogul Holdings Corp. (I)	2,348	22,470
Fox Factory Holding Corp. (I)	1,668	41,867
Gentex Corp. (L)	31,813	588,222
Gentherm, Inc. (I)	2,722	86,696
Horizon Global Corp. (I)	1,378	31,708
Metaldyne Performance Group, Inc.	1,232	24,886
Modine Manufacturing Company (I)	3,549	41,701
Motorcar Parts of America, Inc. (I)	1,387	33,926
Spartan Motors, Inc.	2,540	22,733
Standard Motor Products, Inc.	1,571	78,456
Stoneridge, Inc. (I)	2,038	32,343
Strattec Security Corp.	325	12,643
Superior Industries International, Inc.	1,832	46,075
Tenneco, Inc. (I)	4,123	243,051
The Goodyear Tire & Rubber Company	21,824	669,779
Tower International, Inc.	1,551	40,636
		5,355,568
Automobiles - 0.5%
Ford Motor Company	324,596	3,882,168
General Motors Company	118,220	4,082,137
Harley-Davidson, Inc.	14,868	905,313
Thor Industries, Inc.	5,298	532,820
Winnebago Industries, Inc.	1,975	64,089
		9,466,527
Distributors - 0.1%
Core-Mark Holding Company, Inc. (L)	3,368	122,966
Genuine Parts Company	11,149	1,072,868
LKQ Corp. (I)	22,951	753,481
Pool Corp.	4,664	469,245
Weyco Group, Inc.	499	14,356
		2,432,916
Diversified consumer services - 0.2%
American Public Education, Inc. (I)	1,182	27,304
Apollo Education Group, Inc. (I)	6,288	59,296
Ascent Capital Group, Inc., Class A (I)	802	14,492
Bridgepoint Education, Inc. (I)	1,529	15,535
Bright Horizons Family Solutions, Inc. (I)	3,193	219,742
Capella Education Company	830	72,418
Career Education Corp. (I)	5,008	50,030
Carriage Services, Inc.	1,132	30,722
Chegg, Inc. (I)	6,034	48,815
Collectors Universe, Inc.	667	13,313
DeVry Education Group, Inc. (L)	10,862	324,231
Graham Holdings Company, Class B	516	252,711
Grand Canyon Education, Inc. (I)	3,296	188,202
H&R Block, Inc.	12,961	287,216
Houghton Mifflin Harcourt Company (I)	9,172	101,351
K12, Inc. (I)	2,523	37,038
LifeLock, Inc. (I)	6,206	147,765
Regis Corp. (I)	2,822	38,097
Service Corp. International	21,479	579,718
Sotheby’s (I)	8,931	348,845
Strayer Education, Inc. (I)	790	57,852
Weight Watchers International, Inc. (I)	2,078	21,861
		2,936,554
Hotels, restaurants and leisure - 1.5%
Belmond, Ltd., Class A (I)	6,174	79,953
Biglari Holdings, Inc. (I)	76	35,639
BJ’s Restaurants, Inc. (I)	1,731	64,220
Bloomin’ Brands, Inc.	8,349	155,291
Bob Evans Farms, Inc.	1,458	65,100
Bojangles’, Inc. (I)	838	15,000
Boyd Gaming Corp. (I)	6,092	114,773
Brinker International, Inc. (L)	5,508	292,530
Buffalo Wild Wings, Inc. (I)	3,417	576,106
Caesars Acquisition Company, Class A (I)(L)	3,564	42,768
Caesars Entertainment Corp. (I)	4,271	32,033
Carnival Corp.	26,111	1,342,367
Carrols Restaurant Group, Inc. (I)	2,606	35,442
Chipotle Mexican Grill, Inc. (I)	1,767	700,315
Churchill Downs, Inc.	2,371	363,000
Chuy’s Holdings, Inc. (I)	1,239	38,843
ClubCorp Holdings, Inc.	4,848	63,024
Cracker Barrel Old Country Store, Inc.	4,055	659,911
Darden Restaurants, Inc.	7,724	566,169
Dave & Buster’s Entertainment, Inc. (I)	2,778	130,149
Del Frisco’s Restaurant Group, Inc. (I)	1,859	31,975
Del Taco Restaurants, Inc. (I)	1,792	26,020
Denny’s Corp. (I)	5,686	68,744
DineEquity, Inc.	1,278	106,815
Domino’s Pizza, Inc.	5,353	899,518
Dunkin’ Brands Group, Inc.	10,177	552,509
El Pollo Loco Holdings, Inc. (I)	1,554	19,580
Eldorado Resorts, Inc. (I)(L)	2,224	30,580
Fiesta Restaurant Group, Inc. (I)	1,979	56,698
Golden Entertainment, Inc.	931	11,563
ILG, Inc.	8,346	150,812
International Speedway Corp., Class A	4,877	179,474
Intrawest Resorts Holdings, Inc. (I)	1,244	21,820
Isle of Capri Casinos, Inc. (I)	1,892	42,419
J Alexander’s Holdings, Inc. (I)	1,306	12,407
Jack in the Box, Inc.	6,010	625,160
Jamba, Inc. (I)	1,166	11,567
La Quinta Holdings, Inc. (I)	6,424	77,987
Lindblad Expeditions Holdings, Inc. (I)	1,519	14,522
Marriott International, Inc., Class A	19,262	1,517,460
Marriott Vacations Worldwide Corp.	1,645	127,718
McDonald’s Corp.	51,508	6,143,359
Monarch Casino & Resort, Inc. (I)	908	22,591
Nathan’s Famous, Inc. (I)	278	17,194
Panera Bread Company, Class A (I)	2,470	523,912
Papa John’s International, Inc. (L)	1,996	176,367
Penn National Gaming, Inc. (I)	5,597	74,328
Pinnacle Entertainment, Inc. (I)(L)	4,114	56,074
Planet Fitness, Inc., Class A	1,458	29,554
Popeyes Louisiana Kitchen, Inc. (I)	1,587	95,030
Potbelly Corp. (I)(L)	1,874	25,580
Red Robin Gourmet Burgers, Inc. (I)	1,018	52,376
Red Rock Resorts, Inc., Class A	2,279	52,235
Royal Caribbean Cruises, Ltd.	10,184	824,598
Ruby Tuesday, Inc. (I)	4,753	14,354
Ruth’s Hospitality Group, Inc.	2,397	40,749
Scientific Games Corp., Class A (I)(L)	3,925	57,894

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
SeaWorld Entertainment, Inc.	4,946	$83,587
Shake Shack, Inc., Class A (I)	1,167	43,039
Sonic Corp. (L)	3,466	90,463
Speedway Motorsports, Inc.	1,001	20,510
Starbucks Corp.	88,530	5,132,084
Texas Roadhouse, Inc.	11,964	560,992
The Cheesecake Factory, Inc.	8,271	489,395
The Habit Restaurants, Inc., Class A (I)(L)	1,112	18,682
The Marcus Corp.	1,438	43,140
The Wendy’s Company	22,605	284,145
Wingstop, Inc.	1,164	35,723
Wyndham Worldwide Corp.	6,694	481,901
Wynn Resorts, Ltd. (L)	4,849	494,550
Yum! Brands, Inc.	21,046	1,334,106
Zoe’s Kitchen, Inc. (I)(L)	1,432	35,313
		27,311,806
Household durables - 0.8%
Bassett Furniture Industries, Inc.	841	24,431
Beazer Homes USA, Inc. (I)	2,375	32,015
CalAtlantic Group, Inc.	8,274	276,269
Cavco Industries, Inc. (I)	622	58,810
Century Communities, Inc. (I)(L)	1,161	24,091
CSS Industries, Inc.	752	20,447
DR Horton, Inc.	36,478	1,011,170
Ethan Allen Interiors, Inc.	1,801	62,135
Flexsteel Industries, Inc.	524	28,757
Garmin, Ltd.	12,395	646,523
GoPro, Inc., Class A (I)(L)	7,443	74,281
Green Brick Partners, Inc. (I)	1,817	16,626
Harman International Industries, Inc.	7,521	822,572
Helen of Troy, Ltd. (I)	5,124	436,052
Hooker Furniture Corp.	887	24,215
Hovnanian Enterprises, Inc., Class A (I)(L)	10,062	19,822
Installed Building Products, Inc. (I)	1,447	60,051
iRobot Corp. (I)(L)	1,978	112,746
KB Home (L)	15,263	241,766
La-Z-Boy, Inc.	3,615	96,701
Leggett & Platt, Inc.	14,367	690,478
Lennar Corp., Class A	20,249	861,392
LGI Homes, Inc. (I)	1,120	36,568
Libbey, Inc.	1,723	32,961
Lifetime Brands, Inc.	912	15,230
M/I Homes, Inc. (I)	1,732	40,460
MDC Holdings, Inc.	2,841	76,366
Meritage Homes Corp. (I)	2,796	100,796
Mohawk Industries, Inc. (I)	6,782	1,339,038
NACCO Industries, Inc., Class A	298	28,310
Newell Brands, Inc.	51,907	2,440,148
NVR, Inc. (I)	402	641,190
PulteGroup, Inc.	33,635	634,356
Taylor Morrison Home Corp., Class A (I)	2,238	44,335
Tempur Sealy International, Inc. (I)	5,637	356,822
The New Home Company, Inc. (I)	1,158	13,352
Toll Brothers, Inc. (I)	16,741	496,538
TopBuild, Corp. (I)	2,810	101,975
TRI Pointe Group, Inc. (I)	27,150	315,483
Tupperware Brands Corp.	5,606	310,797
Universal Electronics, Inc. (I)	1,046	70,448
WCI Communities, Inc. (I)	1,606	37,340
Whirlpool Corp.	8,114	1,318,038
William Lyon Homes, Class A (I)(L)	1,795	35,541
ZAGG, Inc. (I)	2,231	14,725
		14,142,167
Internet and catalog retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	2,048	21,606
Blue Nile, Inc.	845	34,070
		55,676
Internet and direct marketing retail - 1.8%
Amazon.com, Inc. (I)	29,569	22,193,604
Duluth Holdings, Inc., Class B (I)(L)	700	23,457
Etsy, Inc. (I)	7,754	96,150
Expedia, Inc.	9,013	1,118,063
FTD Companies, Inc. (I)	1,322	30,221
HSN, Inc.	5,843	222,618
Lands’ End, Inc. (I)	1,140	20,235
Liberty TripAdvisor Holdings, Inc., Class A (I)	5,364	86,092
Netflix, Inc. (I)	32,217	3,769,389
Nutrisystem, Inc.	2,140	78,645
Overstock.com, Inc. (I)	1,064	18,035
PetMed Express, Inc.	1,487	32,461
Shutterfly, Inc. (I)	2,541	128,752
The Priceline Group, Inc. (I)	3,731	5,610,230
TripAdvisor, Inc. (I)	8,535	412,070
Wayfair, Inc., Class A (I)	2,318	84,491
		33,924,513
Leisure products - 0.2%
Arctic Cat, Inc. (I)	1,088	16,581
Brunswick Corp.	10,008	501,601
Callaway Golf Company	6,990	84,929
Hasbro, Inc.	12,142	1,036,805
JAKKS Pacific, Inc. (I)	1,146	8,079
Johnson Outdoors, Inc., Class A	397	16,595
Malibu Boats, Inc., Class A (I)	1,482	26,972
Mattel, Inc.	36,618	1,156,030
MCBC Holdings, Inc.	117	1,572
Nautilus, Inc. (I)	2,281	39,233
Polaris Industries, Inc. (L)	6,612	574,318
Smith & Wesson Holding Corp. (I)(L)	3,995	93,203
Sturm Ruger & Company, Inc.	1,362	70,007
Vista Outdoor, Inc. (I)	6,693	268,724
		3,894,649
Media - 1.2%
AMC Entertainment Holdings, Inc.,
Class A (L)	1,581	53,675
AMC Networks, Inc., Class A (I)	6,646	367,192
Cable One, Inc.	520	307,351
Carmike Cinemas, Inc. (I)	1,790	60,502
CBS Corp., Class B	12,433	754,932
Central European Media Enterprises, Ltd.,
Class A (I)	6,446	17,082
Charter Communications, Inc., Class A (I)	6,632	1,825,856
Cinemark Holdings, Inc.	11,732	467,403
Comcast Corp., Class A	73,212	5,088,966
Daily Journal Corp. (I)	10	2,417
Discovery Communications, Inc., Series A (I)	4,858	131,603
Discovery Communications, Inc., Series C (I)	6,574	173,817
Entercom Communications Corp., Class A	2,100	31,920
Entravision Communications Corp., Class A	5,021	33,139
Eros International PLC (I)(L)	2,211	31,065
Gannett Company, Inc.	8,667	82,683
Global Eagle Entertainment, Inc. (I)(L)	3,539	22,720
Gray Television, Inc. (I)	4,825	48,733
IMAX Corp. (I)	4,299	137,353
John Wiley & Sons, Inc., Class A	4,963	272,221
Liberty Braves Group, Class A (I)	913	18,397
Liberty Braves Group, Class C (I)	2,402	47,728

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Group LLC, Series A (I)	1,662	$52,004
Liberty Media Group LLC, Series C (I)	3,328	103,667
Live Nation Entertainment, Inc. (I)	14,643	405,318
Loral Space & Communications, Inc. (I)	1,032	40,661
MDC Partners, Inc., Class A	3,822	23,696
Media General, Inc. (I)	8,062	148,099
Meredith Corp.	6,804	377,962
MSG Networks, Inc., Class A (I)	4,452	91,043
National CineMedia, Inc.	4,587	70,365
New Media Investment Group, Inc.	2,963	45,512
News Corp., Class A	13,049	150,846
News Corp., Class B	2,637	31,512
Nexstar Broadcasting Group, Inc., Class A	2,205	131,528
Omnicom Group, Inc.	7,230	628,576
Reading International, Inc., Class A (I)	1,232	19,355
Scholastic Corp.	2,011	88,665
Scripps Networks Interactive, Inc., Class A	2,987	206,880
SFX Entertainment, Inc. (I)	1,600	14
Sinclair Broadcast Group, Inc., Class A (L)	4,909	159,788
TEGNA, Inc.	6,848	153,601
The EW Scripps Company, Class A (I)(L)	4,457	76,304
The Interpublic Group of Companies, Inc.	12,562	302,367
The New York Times Company, Class A	22,685	294,905
The Walt Disney Company	45,085	4,468,825
Time Warner, Inc.	23,793	2,184,673
Time, Inc.	18,680	302,616
tronc, Inc. (L)	2,017	26,261
Twenty-First Century Fox, Inc., Class A	32,617	916,864
Twenty-First Century Fox, Inc., Class B	14,783	414,811
Viacom, Inc., Class B	10,502	393,615
World Wrestling Entertainment, Inc., Class A	2,652	49,805
		22,336,893
Multiline retail - 0.5%
Big Lots, Inc. (L)	8,174	413,686
Dollar General Corp.	19,393	1,499,467
Dollar Tree, Inc. (I)	17,825	1,571,452
Fred’s, Inc., Class A	2,726	27,233
J.C. Penney Company, Inc. (I)(L)	34,136	323,268
Kohl’s Corp. (L)	13,445	723,744
Macy’s, Inc.	23,099	974,778
Nordstrom, Inc.	8,704	486,728
Ollie’s Bargain Outlet Holdings, Inc. (I)	1,480	44,474
Sears Holdings Corp. (I)	1,007	12,970
Target Corp.	43,235	3,339,471
Tuesday Morning Corp. (I)	3,460	16,089
		9,433,360
Specialty retail - 2.4%
Aaron’s, Inc.	11,995	349,294
Abercrombie & Fitch Company, Class A (L)	5,018	72,109
Advance Auto Parts, Inc.	5,515	936,006
America’s Car-Mart, Inc. (I)	608	27,694
American Eagle Outfitters, Inc. (L)	31,094	514,917
Asbury Automotive Group, Inc. (I)	1,462	85,893
Ascena Retail Group, Inc. (I)	12,859	77,668
AutoNation, Inc. (I)	4,963	221,648
AutoZone, Inc. (I)	2,189	1,714,381
Barnes & Noble Education, Inc. (I)	3,060	34,792
Barnes & Noble, Inc.	4,704	59,270
Bed Bath & Beyond, Inc.	11,559	517,959
Best Buy Company, Inc.	20,668	944,528
Big 5 Sporting Goods Corp.	1,345	26,026
Boot Barn Holdings, Inc. (I)	1,055	16,648
Build-A-Bear Workshop, Inc. (I)	1,107	15,885
Cabela’s, Inc. (I)	5,696	354,519
Caleres, Inc.	3,160	103,458
CarMax, Inc. (I)(L)	14,333	828,304
Chico’s FAS, Inc.	24,187	370,303
Citi Trends, Inc.	1,151	19,981
Conn’s, Inc. (I)	1,559	17,539
CST Brands, Inc.	8,396	403,260
Destination XL Group, Inc. (I)(L)	3,249	13,321
Dick’s Sporting Goods, Inc.	9,763	576,700
DSW, Inc., Class A	4,944	117,469
Express, Inc. (I)	5,536	73,961
Five Below, Inc. (I)	3,928	154,606
Foot Locker, Inc.	10,135	726,375
Francesca’s Holdings Corp. (I)	2,825	45,144
GameStop Corp., Class A (L)	11,531	284,700
Genesco, Inc. (I)	1,508	95,306
GNC Holdings, Inc., Class A	5,063	73,160
Group 1 Automotive, Inc.	1,523	110,555
Guess?, Inc.	4,468	68,450
Haverty Furniture Companies, Inc.	1,417	30,607
Hibbett Sports, Inc. (I)(L)	1,672	67,298
Kirkland’s, Inc. (I)	1,226	18,010
L Brands, Inc.	17,994	1,263,539
Lithia Motors, Inc., Class A	1,734	159,355
Lowe’s Companies, Inc.	65,745	4,638,310
Lumber Liquidators Holdings, Inc. (I)	1,976	34,876
MarineMax, Inc. (I)	1,877	35,288
Monro Muffler Brake, Inc. (L)	2,307	137,959
Murphy USA, Inc. (I)	4,084	278,488
O’Reilly Automotive, Inc. (I)	7,158	1,964,871
Office Depot, Inc.	101,239	493,034
Party City Holdco, Inc. (I)	1,983	31,827
Pier 1 Imports, Inc. (L)	6,211	34,719
Rent-A-Center, Inc. (L)	3,944	45,553
Restoration Hardware Holdings, Inc. (I)(L)	7,094	255,739
Ross Stores, Inc.	29,925	2,022,631
Sally Beauty Holdings, Inc. (I)	16,245	425,457
Select Comfort Corp. (I)	3,460	78,265
Shoe Carnival, Inc.	1,083	28,277
Signet Jewelers, Ltd. (L)	5,658	516,519
Sonic Automotive, Inc., Class A	2,064	43,654
Sportsman’s Warehouse Holdings, Inc. (I)(L)	1,980	17,820
Stage Stores, Inc.	2,206	9,596
Staples, Inc.	48,579	469,759
Stein Mart, Inc.	2,598	12,938
Tailored Brands, Inc.	3,636	68,211
The Buckle, Inc.	2,134	53,990
The Cato Corp., Class A	1,897	56,151
The Children’s Place, Inc. (L)	1,356	140,821
The Finish Line, Inc., Class A	3,068	68,846
The Gap, Inc.	16,434	410,357
The Home Depot, Inc.	92,857	12,015,696
The TJX Companies, Inc.	49,368	3,867,489
Tiffany & Company	8,036	662,809
Tile Shop Holdings, Inc. (I)	2,404	48,200
Tractor Supply Company	10,006	751,150
Ulta Salon Cosmetics & Fragrance, Inc. (I)	4,384	1,137,648
Urban Outfitters, Inc. (I)	6,571	207,644
Vitamin Shoppe, Inc. (I)(L)	1,782	44,283
West Marine, Inc. (I)	1,644	15,815
Williams-Sonoma, Inc. (L)	9,098	498,388
Winmark Corp.	189	21,688
Zumiez, Inc. (I)(L)	1,359	33,703
		43,269,107

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods - 0.9%
Carter’s, Inc.	5,553	$506,933
Coach, Inc.	30,038	1,093,083
Columbia Sportswear Company	1,957	111,295
Crocs, Inc. (I)	5,515	38,605
Culp, Inc.	814	27,473
Deckers Outdoor Corp. (I)	5,923	352,300
Delta Apparel, Inc. (I)	589	12,021
Fossil Group, Inc. (I)(L)	7,752	259,072
G-III Apparel Group, Ltd. (I)	3,166	85,989
Hanesbrands, Inc.	40,666	944,671
Iconix Brand Group, Inc. (I)	3,294	29,547
Kate Spade & Company (I)	14,202	210,900
Michael Kors Holdings, Ltd. (I)	18,199	846,072
Movado Group, Inc.	1,186	33,505
NIKE, Inc., Class B	145,140	7,267,160
Oxford Industries, Inc.	1,106	80,362
Perry Ellis International, Inc. (I)	981	25,035
PVH Corp.	8,635	914,792
Ralph Lauren Corp.	6,074	635,401
Sequential Brands Group, Inc. (I)(L)	2,984	15,278
Skechers U.S.A., Inc., Class A (I)	14,789	336,893
Steven Madden, Ltd. (I)	4,502	166,799
Superior Uniform Group, Inc.	673	12,915
Under Armour, Inc., Class A (I)(L)	19,959	614,737
Under Armour, Inc., Class C (I)	19,565	504,386
Unifi, Inc. (I)	1,156	35,975
Vera Bradley, Inc. (I)	1,575	22,712
VF Corp.	35,711	1,946,607
Vince Holding Corp. (I)	1,582	6,724
Wolverine World Wide, Inc.	7,076	159,422
		17,296,664
		191,856,400
Consumer staples - 7.3%
Beverages - 1.5%
Brown-Forman Corp., Class B (L)	12,818	581,296
Coca-Cola Bottling Company Consolidated	353	57,108
Constellation Brands, Inc., Class A	12,429	1,878,519
Craft Brew Alliance, Inc. (I)	983	14,942
Dr. Pepper Snapple Group, Inc.	13,011	1,128,574
MGP Ingredients, Inc.	933	44,131
Molson Coors Brewing Company, Class B	12,915	1,266,057
Monster Beverage Corp. (I)	28,432	1,272,332
National Beverage Corp.	867	43,775
PepsiCo, Inc.	100,925	10,102,593
Primo Water Corp. (I)	1,711	22,003
The Boston Beer Company, Inc., Class A (I)(L)	1,650	285,615
The Coca-Cola Company	272,393	10,991,058
		27,688,003
Food and staples retailing - 1.5%
Casey’s General Stores, Inc.	4,346	523,476
Costco Wholesale Corp.	27,528	4,132,228
CVS Health Corp.	66,993	5,151,092
Ingles Markets, Inc., Class A	1,055	48,425
Natural Grocers by Vitamin Cottage, Inc. (I)	745	7,897
Performance Food Group Company (I)(L)	2,771	58,468
PriceSmart, Inc.	1,473	134,485
Smart & Final Stores, Inc. (I)	1,732	23,382
SpartanNash Company	2,722	98,564
Sprouts Farmers Market, Inc. (I)	15,477	309,695
SUPERVALU, Inc. (I)	19,525	90,596
Sysco Corp.	32,097	1,709,165
The Andersons, Inc.	1,980	77,913
The Chefs’ Warehouse, Inc. (I)	1,585	20,526
The Kroger Company	59,621	1,925,758
United Natural Foods, Inc. (I)	9,239	433,771
Village Super Market, Inc., Class A (L)	578	19,958
Wal-Mart Stores, Inc.	95,228	6,706,908
Walgreens Boots Alliance, Inc.	53,729	4,552,458
Weis Markets, Inc.	690	38,433
Whole Foods Market, Inc.	20,024	608,529
		26,671,727
Food products - 1.5%
AdvancePierre Foods Holdings, Inc.	1,598	43,258
Amplify Snack Brands, Inc. (I)	2,150	20,425
Archer-Daniels-Midland Company	40,776	1,762,746
B&G Foods, Inc.	4,804	205,611
Cal-Maine Foods, Inc.	2,281	92,837
Calavo Growers, Inc.	1,132	61,071
Campbell Soup Company	13,631	775,468
Conagra Brands, Inc.	29,224	1,072,229
Darling Ingredients, Inc. (I)	12,071	163,079
Dean Foods Company	16,739	332,437
Farmer Brothers Company (I)	627	21,851
Flowers Foods, Inc.	20,194	313,411
Fresh Del Monte Produce, Inc.	2,339	145,041
Freshpet, Inc. (I)	1,821	16,844
General Mills, Inc.	41,870	2,551,558
Hormel Foods Corp.	18,932	648,232
Ingredion, Inc.	8,007	939,862
Inventure Foods, Inc. (I)	1,619	14,636
J&J Snack Foods Corp.	1,105	134,180
John B. Sanfilippo & Son, Inc.	635	40,450
Kellogg Company	17,681	1,273,032
Lamb Weston Holdings, Inc. (I)	15,411	515,960
Lancaster Colony Corp.	3,530	478,350
Landec Corp. (I)	2,103	30,073
Limoneira Company	982	17,617
McCormick & Company, Inc.	8,070	735,984
Mead Johnson Nutrition Company	12,959	934,214
Mondelez International, Inc., Class A	109,059	4,497,593
Omega Protein Corp. (I)	1,610	38,560
Post Holdings, Inc. (I)	7,172	547,439
Sanderson Farms, Inc. (L)	1,457	117,507
Seaboard Corp. (I)	20	81,860
Seneca Foods Corp., Class A (I)	536	20,154
Snyder’s-Lance, Inc.	15,401	573,841
The Hain Celestial Group, Inc. (I)	11,475	449,705
The Hershey Company	9,846	951,517
The J.M. Smucker Company	8,168	1,028,760
The Kraft Heinz Company	41,777	3,411,092
The WhiteWave Foods Company (I)	19,656	1,082,849
Tootsie Roll Industries, Inc.	3,247	122,574
TreeHouse Foods, Inc. (I)(L)	6,291	436,092
Tyson Foods, Inc., Class A	20,858	1,184,943
		27,884,942
Household products - 1.4%
Central Garden & Pet Company (I)	975	28,158
Central Garden & Pet Company, Class A (I)	2,211	60,515
Church & Dwight Company, Inc.	19,270	843,833
Colgate-Palmolive Company	66,616	4,345,362
Energizer Holdings, Inc.	6,867	308,122
HRG Group, Inc. (I)	8,712	135,559
Kimberly-Clark Corp.	26,867	3,106,094
Oil-Dri Corp. of America	428	16,996
Orchids Paper Products Company	737	18,359

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products (continued)
The Clorox Company	9,687	$1,119,430
The Procter & Gamble Company	199,355	16,438,813
WD-40 Company	1,029	111,029
		26,532,270
Personal products - 0.2%
Avon Products, Inc. (I)	80,833	434,073
Coty, Inc., Class A (I)	35,242	659,378
Edgewell Personal Care Company (I)	6,539	517,496
Inter Parfums, Inc.	1,302	44,854
Lifevantage Corp. (I)	1,161	9,392
Medifast, Inc.	781	30,521
Natural Health Trends Corp.	577	14,592
Nature’s Sunshine Products, Inc.	748	11,295
Nutraceutical International Corp. (I)	673	21,704
Revlon, Inc., Class A (I)	868	24,087
The Estee Lauder Companies, Inc., Class A	16,509	1,282,749
USANA Health Sciences, Inc. (I)(L)	768	46,810
		3,096,951
Tobacco - 1.2%
Alliance One International, Inc. (I)	703	10,404
Altria Group, Inc.	137,026	8,760,072
Philip Morris International, Inc.	108,807	9,605,482
Reynolds American, Inc.	58,061	3,141,100
Universal Corp.	1,640	90,282
Vector Group, Ltd. (L)	6,825	145,714
		21,753,054
		133,626,947
Energy - 6.4%
Energy equipment and services - 1.1%
Archrock, Inc.	5,152	69,294
Atwood Oceanics, Inc.	4,535	42,901
Baker Hughes, Inc.	31,845	2,048,589
Bristow Group, Inc. (L)	2,554	39,868
CARBO Ceramics, Inc. (I)	1,570	12,921
Dawson Geophysical Company (I)	1,758	13,800
Diamond Offshore Drilling, Inc. (I)(L)	7,151	129,147
Dril-Quip, Inc. (I)	4,168	235,700
Ensco PLC, Class A	33,433	322,963
Era Group, Inc. (I)	1,736	20,329
Exterran Corp. (I)	2,366	47,557
Fairmount Santrol Holdings, Inc. (I)	5,738	55,257
FMC Technologies, Inc. (I)	16,647	570,326
Forum Energy Technologies, Inc. (I)	4,389	95,461
Geospace Technologies Corp. (I)(L)	1,046	22,144
Halliburton Company	63,883	3,391,548
Helix Energy Solutions Group, Inc. (I)	7,574	79,148
Helmerich & Payne, Inc. (L)	7,977	603,460
Hornbeck Offshore Services, Inc. (I)	2,692	13,756
Independence Contract Drilling, Inc. (I)	2,496	14,077
Matrix Service Company (I)	2,018	42,075
McDermott International, Inc. (I)	17,722	121,927
Nabors Industries, Ltd. (L)	31,434	506,087
National Oilwell Varco, Inc.	28,237	1,054,934
Natural Gas Services Group, Inc. (I)	934	26,572
Newpark Resources, Inc. (I)	6,217	45,695
Noble Corp. PLC (L)	26,980	167,816
Oceaneering International, Inc.	10,878	289,899
Oil States International, Inc. (I)	9,416	337,564
Parker Drilling Company (I)	9,458	20,335
Patterson-UTI Energy, Inc.	16,387	437,041
PHI, Inc. (I)	996	15,060
Pioneer Energy Services Corp. (I)	4,846	24,230
RigNet, Inc. (I)	1,047	18,061
Rowan Companies PLC, Class A (I)(L)	13,913	247,930
Schlumberger, Ltd.	103,201	8,674,044
SEACOR Holdings, Inc. (I)	1,184	73,396
Seadrill, Ltd. (I)(L)	27,799	77,559
Superior Energy Services, Inc.	16,828	290,115
Tesco Corp. (I)	3,617	28,032
TETRA Technologies, Inc. (I)	6,762	36,718
Transocean, Ltd. (I)	25,060	323,274
U.S. Silica Holdings, Inc.	4,696	237,665
Unit Corp. (I)	3,745	91,004
		21,015,279
Oil, gas and consumable fuels - 5.3%
Abraxas Petroleum Corp. (I)	10,060	21,126
Alon USA Energy, Inc.	2,314	21,613
Anadarko Petroleum Corp.	40,507	2,801,059
Apache Corp.	28,231	1,861,834
Ardmore Shipping Corp. (L)	2,241	15,239
Bill Barrett Corp. (I)(L)	3,717	29,067
Cabot Oil & Gas Corp.	34,349	759,800
California Resources Corp. (I)	2,561	44,561
Callon Petroleum Company (I)	10,678	188,360
Carrizo Oil & Gas, Inc. (I)	4,115	174,229
Chesapeake Energy Corp. (I)	55,367	387,569
Chevron Corp.	139,989	15,617,173
Cimarex Energy Company	7,011	966,677
Clayton Williams Energy, Inc. (I)	441	49,701
Clean Energy Fuels Corp. (I)(L)	6,572	23,922
Cobalt International Energy, Inc. (I)	31,321	42,283
Concho Resources, Inc. (I)	10,596	1,515,440
ConocoPhillips	91,947	4,461,268
CONSOL Energy, Inc.	19,597	403,306
Contango Oil & Gas Company (I)	1,840	18,198
CVR Energy, Inc.	1,234	20,645
Delek US Holdings, Inc.	4,554	91,581
Denbury Resources, Inc. (I)(L)	70,178	265,273
Devon Energy Corp.	38,991	1,884,435
DHT Holdings, Inc.	6,925	24,584
Dorian LPG, Ltd. (I)	2,005	13,995
Eclipse Resources Corp. (I)	4,332	12,779
Energen Corp. (I)	10,768	668,370
EOG Resources, Inc.	40,882	4,191,223
EP Energy Corp., Class A (I)	2,939	15,606
EQT Corp.	12,752	893,660
Evolution Petroleum Corp.	2,150	18,168
EXCO Resources, Inc. (I)	11,592	11,940
Exxon Mobil Corp.	307,699	26,862,123
Frontline, Ltd.	4,789	33,667
GasLog, Ltd.	2,979	46,770
Gener8 Maritime, Inc. (I)(L)	3,066	12,448
Golar LNG, Ltd. (L)	6,535	159,454
Green Plains, Inc.	2,642	71,598
Gulfport Energy Corp. (I)	13,907	357,271
Hess Corp.	19,867	1,111,757
HollyFrontier Corp. (L)	19,581	563,345
Jones Energy, Inc., Class A (I)(L)	4,380	20,148
Kinder Morgan, Inc.	142,414	3,161,591
Marathon Oil Corp.	62,490	1,128,569
Marathon Petroleum Corp.	39,334	1,849,485
Matador Resources Company (I)	6,120	163,037
Murphy Oil Corp.	11,929	404,512

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Navios Maritime Acquisition Corp.	7,363	$11,781
Newfield Exploration Company (I)	14,658	662,835
Noble Energy, Inc.	32,124	1,225,852
Nordic American Tankers, Ltd. (L)	6,437	55,229
Oasis Petroleum, Inc. (I)	13,755	205,912
Occidental Petroleum Corp.	56,701	4,046,183
ONEOK, Inc.	15,523	852,678
Overseas Shipholding Group, Inc., Class A	2,856	22,077
Pacific Ethanol, Inc. (I)	2,182	18,765
Panhandle Oil and Gas, Inc., Class A	1,229	30,111
Par Pacific Holdings, Inc. (I)	2,340	34,632
PDC Energy, Inc. (I)	4,110	305,990
Phillips 66	32,970	2,739,148
Pioneer Natural Resources Company	12,595	2,406,149
QEP Resources, Inc. (I)	26,579	522,543
Range Resources Corp.	13,879	488,263
Renewable Energy Group, Inc. (I)(L)	2,912	28,392
REX American Resources Corp. (I)	411	40,146
Ring Energy, Inc. (I)(L)	2,727	34,906
RSP Permian, Inc. (I)	5,999	267,855
Sanchez Energy Corp. (I)	4,215	35,448
Scorpio Tankers, Inc.	12,055	50,993
SemGroup Corp., Class A	4,052	146,075
Ship Finance International, Ltd.	4,222	60,797
SM Energy Company	9,636	384,091
Southwestern Energy Company (I)	36,418	413,344
Spectra Energy Corp.	52,057	2,131,734
Synergy Resources Corp. (I)(L)	13,729	130,288
Teekay Corp.	3,701	29,201
Teekay Tankers, Ltd., Class A	8,941	20,743
Tesoro Corp. (L)	8,769	713,358
The Williams Companies, Inc.	50,888	1,562,262
Valero Energy Corp.	34,276	2,110,031
Western Refining, Inc.	14,701	527,325
Westmoreland Coal Company (I)(L)	1,510	26,153
World Fuel Services Corp.	7,814	347,410
WPX Energy, Inc. (I)	38,196	593,566
		96,742,725
		117,758,004
Financials - 19.9%
Banks - 10.8%
1st Source Corp.	1,165	45,854
Access National Corp.	743	20,336
ACNB Corp.	648	20,153
Allegiance Bancshares, Inc. (I)	904	27,662
Ameris Bancorp	2,479	111,183
Arrow Financial Corp.	753	28,501
Associated Banc-Corp.	16,482	376,614
Atlantic Capital Bancshares, Inc. (I)(L)	1,418	22,830
Banc of California, Inc.	3,577	54,013
BancFirst Corp.	567	46,466
Banco Latinoamericano de Comercio
Exterior SA	2,156	61,403
BancorpSouth, Inc.	15,854	452,632
Bank of America Corp.	1,405,953	29,693,727
Bank of Hawaii Corp. (L)	4,755	396,424
Bank of Marin Bancorp	482	30,583
Bank of the Ozarks, Inc.	16,571	804,025
Bankwell Financial Group, Inc.	626	18,248
Banner Corp.	2,254	117,501
BB&T Corp.	112,216	5,077,774
Berkshire Hills Bancorp, Inc.	2,271	77,100
Blue Hills Bancorp, Inc.	2,087	36,314
BNC Bancorp	2,983	90,087
Boston Private Financial Holdings, Inc.	5,998	89,970
Bridge Bancorp, Inc.	1,333	44,855
Brookline Bancorp, Inc.	5,196	77,420
Bryn Mawr Bank Corp.	1,340	49,312
C&F Financial Corp.	334	15,063
Camden National Corp.	1,215	47,324
Capital Bank Financial Corp., Class A	2,164	77,471
Cardinal Financial Corp.	2,335	74,697
Carolina Financial Corp.	908	24,089
Cascade Bancorp (I)	2,222	16,176
Cathay General Bancorp	13,673	479,922
CenterState Banks, Inc.	3,455	77,461
Central Pacific Financial Corp.	2,269	67,049
Central Valley Community Bancorp	908	15,000
Chemical Financial Corp.	12,565	651,872
Chemung Financial Corp.	353	11,098
Citigroup, Inc.	400,272	22,571,338
Citizens & Northern Corp.	1,159	27,642
Citizens Financial Group, Inc.	71,537	2,397,205
City Holding Company	1,094	67,259
CNB Financial Corp.	736	17,119
CoBiz Financial, Inc.	2,935	44,407
Codorus Valley Bancorp, Inc.	821	19,704
Columbia Banking System, Inc.	4,299	171,186
Comerica, Inc.	23,950	1,526,813
Commerce Bancshares, Inc.	9,673	530,155
Community Bank Systems, Inc.	3,117	176,734
Community Trust Bancorp, Inc.	1,187	50,151
ConnectOne Bancorp, Inc.	2,227	52,335
County Bancorp, Inc.	637	14,383
CU Bancorp (I)	1,360	37,944
Cullen/Frost Bankers, Inc.	6,131	504,643
Customers Bancorp, Inc. (I)	1,824	55,632
CVB Financial Corp.	7,483	155,422
Eagle Bancorp, Inc. (I)	2,269	133,304
East West Bancorp, Inc.	15,985	765,362
Enterprise Financial Services Corp.	1,487	57,101
Equity Bancshares, Inc., Class A (I)	503	15,754
F.N.B. Corp.	38,566	589,288
Farmers Capital Bank Corp.	499	17,914
Farmers National Banc Corp.	2,190	25,952
FCB Financial Holdings, Inc., Class A (I)	2,225	98,456
Fidelity Southern Corp.	1,663	37,085
Fifth Third Bancorp	105,518	2,745,578
Financial Institutions, Inc.	1,158	35,493
First BanCorp (I)	8,847	52,374
First Bancorp	982	24,550
First Busey Corp.	2,316	63,482
First Business Financial Services, Inc.	742	16,287
First Citizens BancShares, Inc., Class A	546	194,578
First Commonwealth Financial Corp.	6,528	82,383
First Community Bancshares, Inc.	1,316	37,111
First Connecticut Bancorp, Inc.	1,409	30,505
First Financial Bancorp	4,477	119,984
First Financial Bankshares, Inc. (L)	4,708	202,679
First Financial Corp.	832	38,106
First Financial Northwest, Inc.	954	16,180
First Foundation, Inc. (I)	1,121	31,410
First Horizon National Corp.	25,738	491,081
First Internet Bancorp	583	16,936

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Interstate BancSystem, Inc., Class A	1,452	$54,813
First Merchants Corp.	2,976	102,166
First Mid-Illinois Bancshares, Inc.	734	22,350
First Midwest Bancorp, Inc.	5,989	145,413
First Northwest Bancorp (I)	1,158	17,069
Flushing Financial Corp.	1,980	51,836
Franklin Financial Network, Inc. (I)(L)	741	27,973
Fulton Financial Corp.	31,683	562,373
German American Bancorp, Inc.	1,105	52,421
Glacier Bancorp, Inc.	5,616	192,629
Great Southern Bancorp, Inc.	880	43,692
Great Western Bancorp, Inc.	4,274	170,960
Green Bancorp, Inc. (I)(L)	1,734	21,675
Guaranty Bancorp	1,347	28,691
Hancock Holding Company	14,245	591,880
Hanmi Financial Corp.	2,348	72,084
HarborOne Bancorp, Inc. (I)	1,245	23,406
Heartland Financial USA, Inc.	1,634	70,017
Heritage Commerce Corp.	1,713	21,224
Heritage Financial Corp. (L)	2,373	53,748
Heritage Oaks Bancorp	1,728	17,194
Hilltop Holdings, Inc.	5,503	154,579
Home BancShares, Inc.	8,896	230,140
HomeTrust Bancshares, Inc. (I)	1,470	34,839
Hope Bancorp, Inc.	9,451	188,075
Horizon Bancorp	1,476	33,623
Huntington Bancshares, Inc.	149,529	1,863,131
IBERIABANK Corp.	2,990	247,722
Independent Bank Corp. (MA)	1,932	125,773
Independent Bank Corp. (MI)	1,651	31,204
Independent Bank Group, Inc. (L)	830	49,883
International Bancshares Corp.	10,479	407,895
Investors Bancorp, Inc.	21,276	288,077
JPMorgan Chase & Co.	497,652	39,896,761
KeyCorp	149,138	2,581,579
Lakeland Bancorp, Inc.	2,997	52,597
Lakeland Financial Corp.	1,779	75,074
LegacyTexas Financial Group, Inc.	3,254	127,752
Live Oak Bancshares, Inc.	1,627	28,228
M&T Bank Corp.	21,601	3,109,248
Macatawa Bank Corp.	2,457	23,170
MainSource Financial Group, Inc.	1,477	45,152
MB Financial, Inc.	13,469	582,804
MBT Financial Corp.	1,586	15,146
Mercantile Bank Corp.	1,228	40,291
Merchants Bancshares, Inc.	584	28,850
Middleburg Financial Corp.	501	17,405
Midland States Bancorp, Inc.	433	14,098
MutualFirst Financial, Inc.	557	16,571
National Bank Holdings Corp., Class A	1,793	48,770
National Bankshares, Inc.	484	17,472
National Commerce Corp. (I)(L)	795	25,997
NBT Bancorp, Inc.	3,170	122,489
Nicolet Bankshares, Inc. (I)	677	29,903
Northrim BanCorp, Inc.	680	19,108
OFG Bancorp	3,226	43,551
Old Line Bancshares, Inc.	864	18,913
Old National Bancorp	9,788	166,885
Old Second Bancorp, Inc.	2,552	23,478
Opus Bank	1,252	31,676
Pacific Continental Corp.	1,758	34,896
Pacific Mercantile Bancorp (I)	2,181	13,195
Pacific Premier Bancorp, Inc. (I)	2,029	65,029
PacWest Bancorp	13,357	684,546
Park National Corp.	984	109,814
Park Sterling Corp.	4,204	40,905
Peapack Gladstone Financial Corp.	1,301	34,828
Penns Woods Bancorp, Inc.	260	12,303
People’s United Financial, Inc.	42,872	802,564
People’s Utah Bancorp	1,158	26,750
Peoples Bancorp, Inc.	1,327	38,762
Peoples Financial Services Corp.	472	20,825
Pinnacle Financial Partners, Inc.	3,168	204,336
Preferred Bank	953	42,971
Premier Financial Bancorp, Inc. (L)	950	17,478
PrivateBancorp, Inc.	14,566	681,397
Prosperity Bancshares, Inc. (L)	12,561	830,659
QCR Holdings, Inc.	955	36,433
Regions Financial Corp.	172,929	2,341,459
Renasant Corp.	3,052	126,536
Republic Bancorp, Inc., Class A	748	27,698
S&T Bancorp, Inc.	2,543	89,997
Sandy Spring Bancorp, Inc.	1,735	63,154
Seacoast Banking Corp. of Florida (I)	2,347	48,254
ServisFirst Bancshares, Inc. (L)	1,671	123,019
Shore Bancshares, Inc.	1,307	18,233
Sierra Bancorp	1,139	26,026
Signature Bank (I)	5,955	892,714
Simmons First National Corp., Class A	2,192	132,506
South State Corp.	1,756	149,172
Southern National Bancorp of Virginia, Inc.	1,160	17,238
Southside Bancshares, Inc.	1,810	69,631
Southwest Bancorp, Inc.	1,474	32,207
State Bank Financial Corp.	2,635	65,058
Sterling Bancorp	9,255	210,551
Stock Yards Bancorp, Inc.	1,596	65,755
Stonegate Bank	1,020	39,770
Suffolk Bancorp	751	31,287
Sun Bancorp, Inc.	744	17,075
SunTrust Banks, Inc.	69,104	3,589,953
SVB Financial Group (I)	5,773	912,307
Synovus Financial Corp.	13,637	527,888
TCF Financial Corp.	18,973	329,182
Texas Capital Bancshares, Inc. (I)	3,397	247,132
The Bancorp, Inc. (I)	3,149	21,791
The First of Long Island Corp.	1,730	44,275
The PNC Financial Services Group, Inc.	67,697	7,483,226
Tompkins Financial Corp.	995	85,869
Towne Bank	4,038	130,226
TriCo Bancshares	1,579	49,360
TriState Capital Holdings, Inc. (I)	1,766	36,026
Triumph Bancorp, Inc. (I)	1,227	26,319
Trustmark Corp.	12,453	419,791
U.S. Bancorp	221,648	10,998,174
UMB Financial Corp.	3,275	248,966
Umpqua Holdings Corp.	40,590	721,284
Union Bankshares Corp.	3,139	106,098
United Bankshares, Inc.	4,790	221,059
United Community Banks, Inc.	5,248	142,641
Univest Corp. of Pennsylvania	1,906	54,416
Valley National Bancorp	46,183	523,715
Veritex Holdings, Inc. (I)	861	17,091
Washington Trust Bancorp, Inc.	1,133	57,726
WashingtonFirst Bankshare, Inc.	807	22,080
Webster Financial Corp.	16,813	834,093
Wells Fargo & Company	625,660	33,109,927

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
WesBanco, Inc.	3,011	$120,049
Westamerica Bancorporation	1,781	110,475
Wintrust Financial Corp.	3,755	247,229
Xenith Bankshares, Inc. (I)	6,469	16,173
Yadkin Financial Corp.	3,612	118,329
Zions Bancorporation	28,281	1,125,301
		197,971,939
Capital markets - 3.5%
Affiliated Managers Group, Inc. (I)	5,606	830,249
Ameriprise Financial, Inc.	16,781	1,916,558
Arlington Asset Investment Corp., Class A	1,731	28,111
Associated Capital Group, Inc., Class A	414	14,014
BGC Partners, Inc., Class A	16,057	156,877
BlackRock, Inc.	12,678	4,700,876
Calamos Asset Management, Inc., Class A	1,747	11,949
CBOE Holdings, Inc. (L)	9,017	621,271
CME Group, Inc.	35,209	3,975,448
Cohen & Steers, Inc.	1,530	54,468
Cowen Group, Inc., Class A (I)(L)	7,959	29,050
Diamond Hill Investment Group, Inc.	231	48,302
E*TRADE Financial Corp. (I)	28,425	980,947
Eaton Vance Corp.	12,582	508,816
Evercore Partners, Inc., Class A	2,857	192,562
FactSet Research Systems, Inc.	4,509	722,207
Federated Investors, Inc., Class B	10,409	286,143
Financial Engines, Inc. (L)	3,957	137,901
Franklin Resources, Inc.	36,506	1,433,226
GAIN Capital Holdings, Inc.	3,173	20,402
GAMCO Investors, Inc., Class A	416	12,742
Greenhill & Company, Inc. (L)	2,035	56,370
Houlihan Lokey, Inc.	945	26,923
Intercontinental Exchange, Inc.	61,906	3,429,592
INTL. FCStone, Inc. (I)	1,122	46,125
Invesco, Ltd.	42,635	1,334,902
Investment Technology Group, Inc.	2,477	46,171
Janus Capital Group, Inc.	26,381	356,144
KCG Holdings, Inc., Class A (I)	3,815	53,944
Ladenburg Thalmann Financial Services,
Inc. (I)(L)	8,484	20,531
Legg Mason, Inc.	9,581	305,634
Manning & Napier, Inc.	999	7,393
MarketAxess Holdings, Inc.	4,174	691,924
Moelis & Company, Class A	1,413	41,260
Moody’s Corp.	17,387	1,747,394
Morgan Stanley	152,992	6,327,749
MSCI, Inc.	10,497	827,164
Nasdaq, Inc.	11,873	760,941
Northern Trust Corp.	22,126	1,817,651
OM Asset Management PLC	2,964	43,571
Oppenheimer Holdings, Inc., Class A	876	15,418
Piper Jaffray Companies (I)	1,058	77,181
PJT Partners, Inc., Class A	1,334	39,286
Pzena Investment Management, Inc., Class A	1,404	13,886
Raymond James Financial, Inc.	13,988	1,006,297
S&P Global, Inc.	27,437	3,264,729
Safeguard Scientifics, Inc. (I)	1,782	20,939
SEI Investments Company	15,032	709,210
State Street Corp.	38,100	3,002,280
Stifel Financial Corp. (I)	12,051	600,742
T. Rowe Price Group, Inc.	25,835	1,913,340
The Bank of New York Mellon Corp.	110,962	5,261,818
The Charles Schwab Corp.	125,135	4,837,719
The Goldman Sachs Group, Inc.	39,192	8,594,414
Virtu Financial, Inc., Class A	1,898	26,287
Virtus Investment Partners, Inc. (L)	432	50,026
Waddell & Reed Financial, Inc., Class A	15,034	293,614
Westwood Holdings Group, Inc.	506	30,046
WisdomTree Investments, Inc.	21,253	235,058
		64,615,792
Consumer finance - 1.0%
American Express Company	80,663	5,810,963
Capital One Financial Corp.	52,602	4,420,672
Discover Financial Services	41,958	2,843,494
Encore Capital Group, Inc. (I)	1,819	49,932
Enova International, Inc. (I)	2,068	24,092
EZCORP, Inc., Class A (I)	3,790	44,154
FirstCash, Inc.	3,505	160,880
Green Dot Corp., Class A (I)	3,142	75,754
LendingClub Corp. (I)(L)	24,259	137,306
Navient Corp.	32,927	567,332
Nelnet, Inc., Class A	1,488	75,070
PRA Group, Inc. (I)	3,423	123,057
Regional Management Corp. (I)	841	20,739
SLM Corp. (I)	47,468	478,003
Synchrony Financial	82,366	2,846,569
World Acceptance Corp. (I)(L)	462	25,997
		17,704,014
Diversified financial services - 1.7%
Berkshire Hathaway, Inc., Class B (I)	197,323	31,066,533
FNFV Group (I)	4,844	62,003
Leucadia National Corp.	33,696	741,986
NewStar Financial, Inc. (I)	1,713	14,543
On Deck Capital, Inc. (I)	3,709	17,061
PICO Holdings, Inc. (I)	1,814	25,940
		31,928,066
Insurance - 2.6%
Aflac, Inc.	26,766	1,910,557
Alleghany Corp. (I)	1,713	972,898
Ambac Financial Group, Inc. (I)	3,322	81,389
American Equity Investment Life Holding
Company	6,355	131,739
American Financial Group, Inc.	8,097	665,816
American International Group, Inc.	66,461	4,208,975
AMERISAFE, Inc.	1,393	88,525
Aon PLC	17,345	1,979,065
Argo Group International Holdings, Ltd.	2,078	131,849
Arthur J. Gallagher & Company	11,535	580,787
Aspen Insurance Holdings, Ltd.	6,678	340,244
Assurant, Inc.	3,873	334,395
Atlas Financial Holdings, Inc. (I)	923	15,599
Baldwin & Lyons, Inc., Class B	812	21,518
Blue Capital Reinsurance Holdings, Ltd.	686	12,382
Brown & Brown, Inc.	12,717	551,282
Chubb, Ltd.	30,401	3,891,328
Cincinnati Financial Corp.	9,768	749,596
Citizens, Inc. (I)	3,659	33,736
CNO Financial Group, Inc.	32,562	582,860
Donegal Group, Inc., Class A	895	14,365
eHealth, Inc. (I)(L)	1,492	15,159
EMC Insurance Group, Inc.	687	18,968
Employers Holdings, Inc.	2,357	83,320
Endurance Specialty Holdings, Ltd.	7,122	656,648

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Enstar Group, Ltd. (I)	750	$147,488
Everest Re Group, Ltd.	4,646	978,215
FBL Financial Group, Inc., Class A	765	58,561
Federated National Holding Company	1,044	18,155
Fidelity & Guaranty Life	934	22,042
First American Financial Corp.	12,171	459,334
Genworth Financial, Inc., Class A (I)	92,293	395,014
Greenlight Capital Re, Ltd., Class A (I)	2,285	51,984
Hallmark Financial Services, Inc. (I)	1,310	13,978
HCI Group, Inc. (L)	682	22,056
Heritage Insurance Holdings, Inc.	2,085	30,087
Horace Mann Educators Corp.	3,006	120,691
Infinity Property & Casualty Corp.	809	69,776
James River Group Holdings, Ltd.	1,035	40,344
Kemper Corp.	8,324	340,868
Kinsale Capital Group, Inc.	561	15,994
Lincoln National Corp.	15,188	973,551
Loews Corp.	18,040	805,486
Maiden Holdings, Ltd.	4,368	67,267
Marsh & McLennan Companies, Inc.	33,843	2,345,658
MBIA, Inc. (I)	9,701	100,793
Mercury General Corp.	4,045	236,228
MetLife, Inc.	71,779	3,948,563
National General Holdings Corp.	3,597	81,256
National Western Life Group, Inc., Class A	182	47,582
Old Republic International Corp.	27,074	483,812
OneBeacon Insurance Group, Ltd., Class A	1,725	26,479
Primerica, Inc. (L)	8,593	607,525
Principal Financial Group, Inc.	17,481	1,008,479
Prudential Financial, Inc.	28,549	2,872,029
Reinsurance Group of America, Inc.	7,107	867,409
RenaissanceRe Holdings, Ltd.	4,571	596,790
RLI Corp.	2,784	167,151
Safety Insurance Group, Inc.	1,058	74,430
Selective Insurance Group, Inc.	4,179	171,757
State Auto Financial Corp.	1,165	30,045
State National Companies, Inc.	2,357	31,655
Stewart Information Services Corp.	1,673	79,367
The Allstate Corp.	24,275	1,697,308
The Hanover Insurance Group, Inc.	4,741	410,523
The Hartford Financial Services Group, Inc.	25,214	1,188,084
The Navigators Group, Inc.	841	88,641
The Progressive Corp.	38,029	1,266,366
The Travelers Companies, Inc.	18,843	2,135,854
Third Point Reinsurance, Ltd. (I)	4,946	58,610
Torchmark Corp.	7,268	509,414
Trupanion, Inc. (I)(L)	1,141	18,998
United Fire Group, Inc.	1,592	72,277
United Insurance Holdings Corp.	1,363	18,510
Universal Insurance Holdings, Inc. (L)	2,408	57,792
Unum Group	15,297	646,604
W.R. Berkley Corp.	10,893	673,078
Willis Towers Watson PLC	8,473	1,053,787
WMIH Corp. (I)	15,430	26,231
XL Group, Ltd.	17,967	649,148
		47,052,124
Mortgage real estate investment trusts - 0.1%
AG Mortgage Investment Trust, Inc.	2,119	37,273
Altisource Residential Corp.	3,957	46,613
Anworth Mortgage Asset Corp.	7,207	37,476
Apollo Commercial Real Estate Finance, Inc.	4,925	84,513
Ares Commercial Real Estate Corp.	2,215	29,969
ARMOUR Residential REIT, Inc.	2,618	58,224
Capstead Mortgage Corp.	6,595	68,192
Colony Capital, Inc., Class A	8,222	168,633
CYS Investments, Inc.	10,650	85,626
Dynex Capital, Inc.	3,683	25,450
Great Ajax Corp.	1,322	17,133
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	2,989	59,421
Invesco Mortgage Capital, Inc.	8,214	122,389
Ladder Capital Corp.	2,824	40,524
MTGE Investment Corp.	3,230	53,941
New Residential Investment Corp.	17,642	272,569
New York Mortgage Trust, Inc.	8,175	54,609
Orchid Island Capital, Inc.	1,843	19,757
Owens Realty Mortgage, Inc.	993	18,043
PennyMac Mortgage Investment Trust	4,935	80,342
Redwood Trust, Inc.	5,594	85,141
Resource Capital Corp.	2,327	19,640
Western Asset Mortgage Capital Corp.	3,103	33,171
		1,518,649
Thrifts and mortgage finance - 0.2%
Astoria Financial Corp.	6,644	108,629
Bank Mutual Corp.	3,438	30,770
BankFinancial Corp.	1,491	21,023
Beneficial Bancorp, Inc. (I)	5,114	88,984
BofI Holding, Inc. (I)(L)	4,371	103,287
Capitol Federal Financial, Inc.	9,124	145,163
Charter Financial Corp.	1,317	18,846
Clifton Bancorp, Inc.	1,850	30,211
Dime Community Bancshares, Inc.	2,406	44,992
ESSA Bancorp, Inc.	928	13,744
Essent Group, Ltd. (I)	5,465	166,792
EverBank Financial Corp.	7,428	143,360
Federal Agricultural Mortgage Corp., Class C	659	35,593
First Defiance Financial Corp.	678	31,385
Flagstar Bancorp, Inc. (I)	1,527	43,031
Hingham Institution for Savings	116	19,432
Home Bancorp, Inc.	649	21,871
HomeStreet, Inc. (I)	1,777	51,622
Impac Mortgage Holdings, Inc. (I)	820	12,579
Kearny Financial Corp.	6,751	102,278
Lake Sunapee Bank Group	734	16,001
LendingTree, Inc. (I)	465	48,732
Meridian Bancorp, Inc.	3,625	64,344
Meta Financial Group, Inc.	598	54,388
MGIC Investment Corp. (I)	25,084	227,512
Nationstar Mortgage Holdings, Inc. (I)	2,414	40,990
New York Community Bancorp, Inc.	54,028	863,367
NMI Holdings, Inc., Class A (I)	3,805	32,723
Northfield Bancorp, Inc.	3,197	59,240
Northwest Bancshares, Inc.	6,694	121,630
OceanFirst Financial Corp.	1,542	36,576
Ocwen Financial Corp. (I)(L)	7,601	39,069
Oritani Financial Corp.	2,893	51,061
PennyMac Financial Services, Inc., Class A (I)	1,071	18,635
PHH Corp. (I)	3,957	57,456
Provident Financial Holdings, Inc.	685	13,501
Provident Financial Services, Inc.	4,315	116,246
Radian Group, Inc.	15,797	230,004
Southern Missouri Bancorp, Inc.	683	19,739
Territorial Bancorp, Inc.	742	23,351
TrustCo Bank Corp.	6,687	54,499
United Community Financial Corp.	3,683	30,127
United Financial Bancorp, Inc.	3,854	65,056

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Walker & Dunlop, Inc. (I)	2,051	$60,279
Washington Federal, Inc.	16,488	535,036
Waterstone Financial, Inc.	1,821	32,596
Western New England Bancorp, Inc.	2,413	20,269
WSFS Financial Corp.	2,112	90,077
		4,256,096
		365,046,680
Health care - 11.4%
Biotechnology - 2.8%
AbbVie, Inc.	134,029	8,148,963
Acceleron Pharma, Inc. (I)	2,056	69,267
Achillion Pharmaceuticals, Inc. (I)	8,832	36,564
Acorda Therapeutics, Inc. (I)	3,221	66,997
Adamas Pharmaceuticals, Inc. (I)(L)	1,308	19,620
Aduro Biotech, Inc. (I)	2,725	31,065
Advaxis, Inc. (I)	2,718	22,587
Agenus, Inc. (I)(L)	5,596	23,056
Aimmune Therapeutics, Inc. (I)(L)	1,997	45,332
Akebia Therapeutics, Inc. (I)	2,822	24,297
Alder Biopharmaceuticals, Inc. (I)	3,464	81,577
Alexion Pharmaceuticals, Inc. (I)	18,454	2,262,276
AMAG Pharmaceuticals, Inc. (I)(L)	2,589	85,955
Amgen, Inc.	61,580	8,871,831
Amicus Therapeutics, Inc. (I)	10,621	63,514
Anavex Life Sciences Corp. (I)	382	1,517
Ardelyx, Inc. (I)	2,393	35,416
Arena Pharmaceuticals, Inc. (I)	19,240	27,898
ARIAD Pharmaceuticals, Inc. (I)(L)	13,039	175,766
Array BioPharma, Inc. (I)	11,012	89,142
Arrowhead Pharmaceuticals, Inc. (I)	4,645	6,689
Atara Biotherapeutics, Inc. (I)	1,811	35,948
Athersys, Inc. (I)	7,154	11,804
Avexis, Inc. (I)	370	21,874
Axovant Sciences, Ltd. (I)(L)	1,868	25,274
Bellicum Pharmaceuticals, Inc. (I)	1,609	28,849
BioCryst Pharmaceuticals, Inc. (I)	5,748	32,131
Biogen, Inc. (I)	18,031	5,302,376
BioSpecifics Technologies Corp. (I)(L)	438	21,620
BioTime, Inc. (I)	5,768	18,169
Bluebird Bio, Inc. (I)	2,735	165,057
Blueprint Medicines Corp. (I)	1,483	43,556
Cara Therapeutics, Inc. (I)	1,701	15,309
Celgene Corp. (I)	63,782	7,558,805
Celldex Therapeutics, Inc. (I)(L)	7,540	28,727
Cellular Biomedicine Group, Inc. (I)	1,006	13,480
ChemoCentryx, Inc. (I)	1,916	15,021
Chimerix, Inc. (I)	3,444	16,841
Cidara Therapeutics, Inc. (I)	1,080	11,232
Clovis Oncology, Inc. (I)	2,358	80,809
Coherus Biosciences, Inc. (I)	2,182	58,696
Concert Pharmaceuticals, Inc. (I)	1,484	13,415
Curis, Inc. (I)	8,773	25,354
Cytokinetics, Inc. (I)	2,586	31,032
CytomX Therapeutics, Inc. (I)	1,580	17,601
Dynavax Technologies Corp. (I)	3,019	12,982
Eagle Pharmaceuticals, Inc. (I)(L)	656	51,798
Edge Therapeutics, Inc. (I)	1,341	16,240
Emergent BioSolutions, Inc. (I)	2,409	64,465
Enanta Pharmaceuticals, Inc. (I)(L)	1,182	37,162
Epizyme, Inc. (I)(L)	3,057	33,933
Esperion Therapeutics, Inc. (I)	1,150	12,144
Exact Sciences Corp. (I)(L)	7,799	115,191
Exelixis, Inc. (I)	16,744	283,308
FibroGen, Inc. (I)(L)	3,954	87,581
Five Prime Therapeutics, Inc. (I)	2,003	115,213
Flexion Therapeutics, Inc. (I)	1,767	29,156
Foundation Medicine, Inc. (I)	1,040	21,372
Genomic Health, Inc. (I)	1,429	43,484
Geron Corp. (I)	11,860	24,194
Gilead Sciences, Inc.	108,597	8,003,599
Global Blood Therapeutics, Inc. (I)	1,297	24,838
Halozyme Therapeutics, Inc. (I)(L)	8,167	96,452
Heron Therapeutics, Inc. (I)(L)	2,380	36,533
Idera Pharmaceuticals, Inc. (I)	7,709	13,028
Ignyta, Inc. (I)	2,465	15,406
ImmunoGen, Inc. (I)(L)	6,963	12,394
Immunomedics, Inc. (I)	6,793	21,873
Inotek Pharmaceuticals Corp. (I)	1,502	9,613
Inovio Pharmaceuticals, Inc. (I)	5,001	35,407
Insmed, Inc. (I)	4,671	63,759
Insys Therapeutics, Inc. (I)(L)	1,802	21,246
Invitae Corp. (I)	1,875	12,881
Ironwood Pharmaceuticals, Inc. (I)	9,571	149,355
Karyopharm Therapeutics, Inc. (I)	1,820	16,799
Keryx Biopharmaceuticals, Inc. (I)	5,927	34,377
Kite Pharma, Inc. (I)	2,903	147,850
La Jolla Pharmaceutical Company (I)(L)	1,081	19,566
Lexicon Pharmaceuticals, Inc. (I)	3,205	48,812
Ligand Pharmaceuticals, Inc. (I)	1,396	145,742
Lion Biotechnologies, Inc. (I)(L)	4,141	27,538
Loxo Oncology, Inc. (I)	1,049	28,910
MacroGenics, Inc. (I)	2,391	61,999
MannKind Corp. (I)	25,513	12,004
Medgenics, Inc. (I)	2,412	12,398
MediciNova, Inc. (I)	2,450	17,322
Merrimack Pharmaceuticals, Inc. (I)	9,132	50,317
MiMedx Group, Inc. (I)	7,627	72,304
Minerva Neurosciences, Inc. (I)	1,465	18,899
Momenta Pharmaceuticals, Inc. (I)	4,899	69,321
Myriad Genetics, Inc. (I)(L)	5,011	83,634
NantKwest, Inc. (I)(L)	1,538	10,059
Natera, Inc. (I)	2,116	25,392
NewLink Genetics Corp. (I)	1,638	18,149
Novavax, Inc. (I)	20,451	24,746
OncoMed Pharmaceuticals, Inc. (I)	1,718	14,586
Ophthotech Corp. (I)	2,267	69,484
Organovo Holdings, Inc. (I)	6,700	20,234
Otonomy, Inc. (I)	1,852	31,484
OvaScience, Inc. (I)	2,651	8,881
PDL BioPharma, Inc. (I)	12,395	27,145
Pfenex, Inc. (I)	1,508	13,979
PharmAthene, Inc. (I)	5,289	16,131
Portola Pharmaceuticals, Inc. (I)	3,707	66,689
Progenics Pharmaceuticals, Inc. (I)(L)	5,339	47,784
Protagonist Therapeutics, Inc. (I)	603	15,045
Prothena Corp. PLC (I)(L)	2,562	151,209
PTC Therapeutics, Inc. (I)	2,521	28,084
Puma Biotechnology, Inc. (I)(L)	1,863	80,202
Radius Health, Inc. (I)(L)	2,333	124,162
Regeneron Pharmaceuticals, Inc. (I)	6,210	2,355,080
REGENXBIO, Inc. (I)	1,551	34,510
Regulus Therapeutics, Inc. (I)	3,033	7,431
Repligen Corp. (I)	2,506	80,693
Retrophin, Inc. (I)(L)	2,686	54,982
Rigel Pharmaceuticals, Inc. (I)	7,212	18,751

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (I)	2,228	$111,645
Sangamo BioSciences, Inc. (I)(L)	5,409	17,309
Sarepta Therapeutics, Inc. (I)	3,233	110,763
Seres Therapeutics, Inc. (I)	1,479	14,775
Sorrento Therapeutics, Inc. (I)	2,155	11,314
Spark Therapeutics, Inc. (I)(L)	1,425	78,389
Spectrum Pharmaceuticals, Inc. (I)(L)	6,077	23,761
Stemline Therapeutics, Inc. (I)(L)	1,355	17,886
Synergy Pharmaceuticals, Inc. (I)	13,540	71,220
TESARO, Inc. (I)	1,970	267,309
TG Therapeutics, Inc. (I)	2,957	17,003
Trevena, Inc. (I)	3,699	20,271
Ultragenyx Pharmaceutical, Inc. (I)	2,664	208,565
United Therapeutics Corp. (I)	4,822	605,691
Vanda Pharmaceuticals, Inc. (I)	2,726	44,843
Versartis, Inc. (I)	2,164	26,942
Vertex Pharmaceuticals, Inc. (I)	20,391	1,664,110
Vital Therapies, Inc. (I)	2,043	10,419
Voyager Therapeutics, Inc. (I)	1,003	12,497
XBiotech, Inc. (I)(L)	1,343	18,789
Xencor, Inc. (I)	2,384	60,935
ZIOPHARM Oncology, Inc. (I)(L)	9,148	59,279
		50,933,315
Health care equipment and supplies - 2.1%
Abaxis, Inc.	1,614	83,266
Abbott Laboratories	90,558	3,447,543
ABIOMED, Inc. (I)	4,440	498,346
Accuray, Inc. (I)(L)	6,080	30,704
Align Technology, Inc. (I)	8,347	776,688
Analogic Corp.	907	83,580
AngioDynamics, Inc. (I)	2,032	33,122
Anika Therapeutics, Inc. (I)	1,056	49,273
AtriCure, Inc. (I)(L)	2,392	43,032
Atrion Corp.	102	50,041
Axogen, Inc. (I)	1,935	16,157
Baxter International, Inc.	30,153	1,337,889
Becton, Dickinson and Company	13,122	2,218,930
Boston Scientific Corp. (I)	83,811	1,714,773
C.R. Bard, Inc.	4,528	953,370
Cantel Medical Corp.	2,624	214,040
Cardiovascular Systems, Inc. (I)	2,356	56,992
Cerus Corp. (I)	7,679	40,084
ConforMIS, Inc. (I)	2,784	25,000
CONMED Corp.	2,045	89,121
CryoLife, Inc. (L)	2,324	45,667
Cutera, Inc. (I)	1,067	17,445
Cynosure, Inc., Class A (I)	1,735	78,682
Danaher Corp.	37,440	2,926,685
DENTSPLY SIRONA, Inc.	14,361	835,523
Edwards Lifesciences Corp. (I)	13,111	1,086,246
Endologix, Inc. (I)(L)	6,003	44,122
Entellus Medical, Inc. (I)	628	11,574
Exactech, Inc. (I)	833	20,908
GenMark Diagnostics, Inc. (I)(L)	3,011	34,988
Glaukos Corp. (I)	1,237	38,607
Globus Medical, Inc., Class A (I)	5,141	111,251
Haemonetics Corp. (I)	3,765	149,207
Halyard Health, Inc. (I)	8,634	320,753
Hill-Rom Holdings, Inc.	6,608	352,471
Hologic, Inc. (I)	17,098	654,511
ICU Medical, Inc. (I)	1,077	161,819
IDEXX Laboratories, Inc. (I)	9,933	1,168,617
Inogen, Inc. (I)	1,194	76,929
Insulet Corp. (I)	4,245	142,844
Integer Holdings Corp. (I)	2,289	64,664
Integra LifeSciences Holdings Corp. (I)	2,204	178,083
Intuitive Surgical, Inc. (I)	2,370	1,525,664
Invacare Corp.	2,461	28,302
InVivo Therapeutics Holdings Corp. (I)	2,742	13,573
Iridex Corp. (I)	694	10,958
K2M Group Holdings, Inc. (I)	1,912	35,946
LeMaitre Vascular, Inc.	1,038	23,531
LivaNova PLC (I)	4,899	216,879
Masimo Corp. (I)	2,994	185,239
Medtronic PLC	85,122	6,214,757
Meridian Bioscience, Inc. (L)	3,130	54,149
Merit Medical Systems, Inc. (I)	3,164	74,512
Natus Medical, Inc. (I)	2,403	95,760
Neogen Corp. (I)	2,690	170,223
Nevro Corp. (I)	1,754	133,357
Novocure, Ltd. (I)	3,949	30,605
NuVasive, Inc. (I)	9,193	596,626
NxStage Medical, Inc. (I)	4,700	116,184
OraSure Technologies, Inc. (I)	4,056	34,192
Orthofix International NV (I)	1,296	48,820
Oxford Immunotec Global PLC (I)	1,742	25,729
Penumbra, Inc. (I)(L)	1,849	114,453
Quidel Corp. (I)(L)	2,022	46,364
ResMed, Inc. (L)	15,607	959,518
Rockwell Medical, Inc. (I)(L)	3,713	24,135
RTI Surgical, Inc. (I)	5,198	15,074
St. Jude Medical, Inc.	17,554	1,390,277
STAAR Surgical Company (I)(L)	3,065	33,255
STERIS PLC	9,556	626,969
Stryker Corp.	19,141	2,175,566
Surmodics, Inc. (I)	1,037	24,836
Tandem Diabetes Care, Inc. (I)	1,387	3,398
Teleflex, Inc.	4,885	722,638
The Cooper Companies, Inc.	3,011	495,279
The Spectranetics Corp. (I)	3,143	68,675
TransEnterix, Inc. (I)(L)	6,076	9,236
Utah Medical Products, Inc.	252	17,186
Varian Medical Systems, Inc. (I)	5,757	517,151
Vascular Solutions, Inc. (I)	1,240	68,324
Veracyte, Inc. (I)	1,325	10,110
West Pharmaceutical Services, Inc.	8,122	659,100
Wright Medical Group NV (I)	7,581	174,666
Zeltiq Aesthetics, Inc. (I)(L)	2,610	114,866
Zimmer Biomet Holdings, Inc.	12,323	1,255,221
		39,444,850
Health care providers and services - 2.0%
AAC Holdings, Inc. (I)	773	6,485
Aceto Corp.	2,166	44,251
Addus HomeCare Corp. (I)	580	20,126
Adeptus Health, Inc., Class A (I)	1,073	8,992
Aetna, Inc.	21,604	2,826,667
Air Methods Corp. (I)(L)	2,631	86,034
Almost Family, Inc. (I)	631	25,366
Amedisys, Inc. (I)	2,058	81,270
American Renal Associates Holdings, Inc. (I)	678	16,557
AmerisourceBergen Corp.	11,145	869,199
AMN Healthcare Services, Inc. (I)(L)	3,461	115,251
Amsurg Corp. (I)	6,080	414,170
Anthem, Inc.	16,204	2,309,556
BioScrip, Inc. (I)	9,195	10,482
BioTelemetry, Inc. (I)	1,983	38,569

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Capital Senior Living Corp. (I)	2,128	$33,154
Cardinal Health, Inc.	19,624	1,393,500
Centene Corp. (I)	10,527	606,671
Chemed Corp.	1,181	175,934
Cigna Corp.	15,798	2,128,623
Civitas Solutions, Inc. (I)	1,158	19,397
Community Health Systems, Inc. (I)(L)	8,177	44,483
CorVel Corp. (I)	746	24,021
Cross Country Healthcare, Inc. (I)	2,464	35,334
DaVita, Inc. (I)	10,196	645,917
Diplomat Pharmacy, Inc. (I)	3,370	47,719
Express Scripts Holding Company (I)	38,837	2,946,952
Genesis Healthcare, Inc. (I)	3,590	12,924
HCA Holdings, Inc. (I)	18,196	1,289,914
HealthEquity, Inc. (I)	3,176	141,427
HealthSouth Corp.	16,402	683,471
Healthways, Inc. (I)	2,324	53,917
Henry Schein, Inc. (I)	5,036	750,163
Humana, Inc.	9,178	1,951,610
Kindred Healthcare, Inc.	6,229	41,423
Laboratory Corp. of America Holdings (I)	6,304	793,358
Landauer, Inc.	717	35,492
LHC Group, Inc. (I)	1,119	47,065
LifePoint Health, Inc. (I)	4,454	244,747
Magellan Health, Inc. (I)	1,829	133,151
McKesson Corp.	13,903	1,999,390
MEDNAX, Inc. (I)(L)	10,207	668,252
Molina Healthcare, Inc. (I)	7,892	417,171
National HealthCare Corp.	751	51,519
Nobilis Health Corp. (I)	4,357	10,239
Owens & Minor, Inc.	11,468	388,880
Patterson Companies, Inc.	4,986	193,158
PharMerica Corp. (I)	2,164	52,044
Quest Diagnostics, Inc.	8,563	748,920
Quorum Health Corp. (I)	2,441	13,963
RadNet, Inc. (I)	2,892	17,930
Select Medical Holdings Corp. (I)	7,834	95,183
Surgery Partners, Inc. (I)(L)	1,383	20,399
Surgical Care Affiliates, Inc. (I)	1,978	83,175
Team Health Holdings, Inc. (I)	4,985	212,112
Teladoc, Inc. (I)	1,554	28,516
Tenet Healthcare Corp. (I)	8,832	134,511
The Ensign Group, Inc.	3,528	76,275
The Providence Service Corp. (I)	964	35,388
Triple-S Management Corp., Class B (I)	1,735	38,656
UnitedHealth Group, Inc.	58,659	9,286,893
Universal American Corp. (I)	3,537	35,511
Universal Health Services, Inc., Class B	5,544	682,023
US Physical Therapy, Inc.	880	56,320
VCA, Inc. (I)	8,970	561,522
WellCare Health Plans, Inc. (I)	4,911	672,905
		37,734,197
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	20,694	227,220
Castlight Health, Inc., B Shares (I)	3,229	15,015
Cerner Corp. (I)	18,521	921,975
Computer Programs & Systems, Inc.	857	20,611
Cotiviti Holdings, Inc. (I)	936	27,883
Evolent Health, Inc., Class A (I)(L)	1,124	21,131
HealthStream, Inc. (I)	1,907	47,789
HMS Holdings Corp. (I)	6,214	113,840
Medidata Solutions, Inc. (I)	4,038	223,019
Omnicell, Inc. (I)	2,605	93,389
Quality Systems, Inc.	3,815	50,053
Vocera Communications, Inc. (I)	1,866	33,961
		1,795,886
Life sciences tools and services - 0.5%
Accelerate Diagnostics, Inc. (I)	1,678	41,866
Agilent Technologies, Inc.	17,115	752,718
Albany Molecular Research, Inc. (I)(L)	1,977	33,312
Bio-Rad Laboratories, Inc., Class A (I)	2,291	397,489
Bio-Techne Corp.	4,137	435,874
Cambrex Corp. (I)	2,345	117,485
Charles River Laboratories International,
Inc. (I)	5,246	372,991
Enzo Biochem, Inc. (I)	3,116	21,251
Fluidigm Corp. (I)	2,475	15,914
Illumina, Inc. (I)	7,705	1,025,844
INC Research Holdings, Inc., Class A (I)	3,036	150,282
Luminex Corp. (I)	2,917	59,303
Medpace Holdings, Inc. (I)	629	22,443
Mettler-Toledo International, Inc. (I)	1,394	574,356
NanoString Technologies, Inc. (I)	1,141	25,102
NeoGenomics, Inc. (I)	3,965	35,447
Pacific Biosciences of California, Inc. (I)	5,938	45,188
PAREXEL International Corp. (I)	9,710	572,890
PerkinElmer, Inc.	5,766	292,452
PRA Health Sciences, Inc. (I)	1,768	94,977
Thermo Fisher Scientific, Inc.	20,717	2,902,659
Waters Corp. (I)	4,238	570,308
		8,560,151
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (I)	3,227	10,004
Aclaris Therapeutics, Inc. (I)	737	22,073
Aerie Pharmaceuticals, Inc. (I)	1,779	66,090
Agile Therapeutics, Inc. (I)	1,056	7,255
Akorn, Inc. (I)	9,786	207,659
Allergan PLC (I)	27,789	5,399,403
Amphastar Pharmaceuticals, Inc. (I)	2,634	53,391
ANI Pharmaceuticals, Inc. (I)	591	34,828
Aratana Therapeutics, Inc. (I)	2,567	18,303
Bristol-Myers Squibb Company	117,250	6,617,590
Catalent, Inc. (I)	21,158	506,311
Cempra, Inc. (I)	2,934	19,071
Clearside Biomedical, Inc. (I)	651	9,531
Collegium Pharmaceutical, Inc. (I)(L)	1,035	17,140
Corcept Therapeutics, Inc. (I)(L)	5,655	47,445
Depomed, Inc. (I)	4,498	85,912
Dermira, Inc. (I)	1,824	58,332
Durect Corp. (I)	10,377	13,594
Egalet Corp. (I)	1,843	12,403
Eli Lilly & Company	68,171	4,575,638
Endo International PLC (I)	14,006	224,236
Endocyte, Inc. (I)	3,596	9,565
Heska Corp. (I)	462	30,543
Horizon Pharma PLC (I)	11,874	235,105
Impax Laboratories, Inc. (I)	5,441	78,622
Innoviva, Inc. (I)(L)	6,036	62,412
Intersect ENT, Inc. (I)	1,974	20,530
Intra-Cellular Therapies, Inc. (I)(L)	2,620	36,523
Johnson & Johnson	191,995	21,369,044
Lannett Company, Inc. (I)(L)	2,051	46,968
Mallinckrodt PLC (I)	7,554	398,096
Merck & Company, Inc.	194,037	11,873,124
Mylan NV (I)	32,293	1,182,204

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
MyoKardia, Inc. (I)(L)	911	$14,348
Nektar Therapeutics (I)	9,714	119,336
Ocular Therapeutix, Inc. (I)	1,520	14,121
Omeros Corp. (I)(L)	3,145	38,652
Pacira Pharmaceuticals, Inc. (I)(L)	2,686	85,549
Paratek Pharmaceuticals, Inc. (I)	1,492	20,067
Perrigo Company PLC (L)	10,057	868,321
Pfizer, Inc.	425,638	13,680,005
Phibro Animal Health Corp., Class A	1,410	38,705
Prestige Brands Holdings, Inc. (I)	9,783	465,377
Reata Pharmaceuticals, Inc., Class A (I)	461	11,981
Revance Therapeutics, Inc. (I)	1,600	26,800
SciClone Pharmaceuticals, Inc. (I)	3,723	37,044
Sucampo Pharmaceuticals, Inc., Class A (I)	1,819	29,559
Supernus Pharmaceuticals, Inc. (I)	3,469	74,757
Teligent, Inc. (I)	3,209	23,073
Tetraphase Pharmaceuticals, Inc. (I)	3,005	12,591
The Medicines Company (I)(L)	4,968	174,377
TherapeuticsMD, Inc. (I)(L)	11,135	66,142
Theravance Biopharma, Inc. (I)	2,677	74,528
WaVe Life Sciences, Ltd. (I)	563	20,043
Zoetis, Inc.	34,742	1,750,302
Zogenix, Inc. (I)(L)	1,967	24,784
		71,019,407
		209,487,806
Industrials - 10.1%
Aerospace and defense - 2.0%
AAR Corp.	2,416	89,126
Aerojet Rocketdyne Holdings, Inc. (I)	4,391	89,225
Aerovironment, Inc. (I)	1,556	44,035
Arconic, Inc.	16,698	321,937
Astronics Corp. (I)	1,429	52,759
B/E Aerospace, Inc.	11,273	676,831
Cubic Corp.	1,839	85,146
Curtiss-Wright Corp.	8,162	820,444
DigitalGlobe, Inc. (I)	4,642	149,240
Ducommun, Inc. (I)	828	23,681
Engility Holdings, Inc. (I)	1,341	48,611
Esterline Technologies Corp. (I)	5,430	477,569
General Dynamics Corp.	21,211	3,719,349
Huntington Ingalls Industries, Inc.	5,190	927,764
KLX, Inc. (I)	9,749	380,114
Kratos Defense & Security Solutions, Inc. (I)	3,559	26,052
L-3 Communications Holdings, Inc.	5,701	899,447
Lockheed Martin Corp.	18,661	4,949,830
Mercury Systems, Inc. (I)	2,844	84,495
Moog, Inc., Class A (I)	2,344	163,682
National Presto Industries, Inc.	367	34,920
Northrop Grumman Corp.	13,196	3,294,381
Orbital ATK, Inc.	6,496	554,304
Raytheon Company	21,804	3,260,570
Rockwell Collins, Inc.	9,602	890,297
Sparton Corp. (I)	738	17,992
TASER International, Inc. (I)(L)	3,835	104,427
Teledyne Technologies, Inc. (I)	6,342	791,926
The Boeing Company	42,893	6,457,970
The KEYW Holding Corp. (I)(L)	2,714	34,006
TransDigm Group, Inc.	3,703	931,045
Triumph Group, Inc. (L)	9,143	254,175
United Technologies Corp.	57,535	6,197,670
Vectrus, Inc. (I)	834	19,265
Wesco Aircraft Holdings, Inc. (I)	4,116	60,711
		36,932,996
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	3,636	58,903
Atlas Air Worldwide Holdings, Inc. (I)	1,805	89,167
C.H. Robinson Worldwide, Inc.	8,092	605,686
Echo Global Logistics, Inc. (I)	2,146	53,865
Expeditors International of Washington, Inc.	10,271	541,693
FedEx Corp.	13,735	2,632,587
Forward Air Corp.	2,198	106,339
Hub Group, Inc., Class A (I)	2,474	106,011
Park-Ohio Holdings Corp. (L)	651	27,440
United Parcel Service, Inc., Class B	38,879	4,506,854
XPO Logistics, Inc. (I)(L)	7,193	320,304
		9,048,849
Airlines - 0.4%
Alaska Air Group, Inc.	6,995	575,479
Allegiant Travel Company	970	158,498
American Airlines Group, Inc.	29,787	1,383,308
Delta Air Lines, Inc.	42,096	2,028,185
Hawaiian Holdings, Inc. (I)	3,849	197,646
JetBlue Airways Corp. (I)	35,900	721,231
SkyWest, Inc.	3,675	135,424
Southwest Airlines Company	34,837	1,623,753
United Continental Holdings, Inc. (I)	16,494	1,137,261
Virgin America, Inc. (I)	1,408	79,552
		8,040,337
Building products - 0.5%
AAON, Inc.	3,017	99,259
Advanced Drainage Systems, Inc.	2,586	52,496
Allegion PLC	7,166	479,477
American Woodmark Corp. (I)	1,014	77,723
AO Smith Corp.	16,447	799,818
Apogee Enterprises, Inc.	2,096	99,979
Armstrong Flooring, Inc. (I)	1,735	32,497
Builders FirstSource, Inc. (I)	6,235	68,959
Caesarstone, Ltd. (I)	1,732	47,110
Continental Building Products, Inc. (I)	2,586	57,926
CSW Industrials, Inc. (I)	1,106	40,369
Fortune Brands Home & Security, Inc.	11,406	629,041
Gibraltar Industries, Inc. (I)	2,320	104,400
Griffon Corp.	2,231	53,321
Insteel Industries, Inc.	1,303	51,560
Johnson Controls International PLC	78,480	3,530,030
Lennox International, Inc.	4,340	645,228
Masco Corp.	24,424	773,020
Masonite International Corp. (I)	2,202	142,690
NCI Building Systems, Inc. (I)	1,974	32,966
Patrick Industries, Inc. (I)	1,054	75,203
PGT, Inc. (I)	3,594	39,893
Ply Gem Holdings, Inc. (I)	1,717	26,184
Quanex Building Products Corp.	2,551	49,617
Simpson Manufacturing Company, Inc.	3,060	144,248
Trex Company, Inc. (I)(L)	2,160	142,106
Universal Forest Products, Inc.	1,453	144,341
		8,439,461
Commercial services and supplies - 0.5%
ABM Industries, Inc.	4,047	178,068
ACCO Brands Corp. (I)	7,808	97,210
Aqua Metals, Inc. (I)	132	1,624
ARC Document Solutions, Inc. (I)	3,414	15,226
Brady Corp., Class A	3,354	123,260
Casella Waste Systems, Inc., Class A (I)	3,052	38,638
CECO Environmental Corp.	2,301	32,651

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Cintas Corp.	6,283	$720,032
Clean Harbors, Inc. (I)	5,804	306,741
Copart, Inc. (I)	10,799	590,921
Deluxe Corp.	8,974	607,540
Ennis, Inc.	1,906	30,782
Essendant, Inc.	2,821	54,643
G&K Services, Inc., Class A	1,431	137,262
Healthcare Services Group, Inc.	5,156	200,826
Heritage-Crystal Clean, Inc. (I)	1,116	18,191
Herman Miller, Inc.	11,052	359,190
HNI Corp.	8,274	436,619
InnerWorkings, Inc. (I)	3,045	28,166
Interface, Inc.	4,819	83,851
Kimball International, Inc., Class B	2,871	43,065
Knoll, Inc.	3,543	93,925
Matthews International Corp., Class A	2,352	171,108
McGrath RentCorp	1,734	64,019
Mobile Mini, Inc. (L)	3,281	100,727
MSA Safety, Inc.	5,729	356,115
Multi-Color Corp.	1,016	73,050
Pitney Bowes, Inc.	13,592	195,045
Quad/Graphics, Inc.	2,143	60,283
Republic Services, Inc.	17,153	951,820
Rollins, Inc. (L)	10,655	342,345
SP Plus Corp. (I)	1,318	36,575
Steelcase, Inc., Class A	6,328	98,400
Stericycle, Inc. (I)	6,253	456,281
Team, Inc. (I)	2,122	72,785
Tetra Tech, Inc.	4,246	181,941
The Brink’s Company	3,299	133,280
UniFirst Corp.	1,093	154,496
US Ecology, Inc.	1,645	76,410
Viad Corp.	1,482	65,060
VSE Corp.	672	26,013
Waste Management, Inc.	30,118	2,093,803
West Corp.	3,218	76,781
		9,984,768
Construction and engineering - 0.3%
AECOM (I)	17,049	619,731
Aegion Corp. (I)	2,613	63,208
Ameresco, Inc., Class A (I)	2,103	12,513
Argan, Inc.	967	58,455
Comfort Systems USA, Inc.	2,720	87,584
Dycom Industries, Inc. (I)	5,715	418,509
EMCOR Group, Inc.	11,162	774,308
Fluor Corp.	10,332	552,865
Granite Construction, Inc.	7,281	429,506
Great Lakes Dredge & Dock Corp. (I)	4,931	20,957
HC2 Holdings, Inc. (I)	3,008	14,318
IES Holdings, Inc. (I)	639	12,556
Jacobs Engineering Group, Inc. (I)	9,036	560,322
KBR, Inc.	15,804	264,085
Layne Christensen Company (I)	1,546	16,449
MasTec, Inc. (I)	4,822	182,995
MYR Group, Inc. (I)	1,128	42,255
NV5 Global, Inc. (I)	581	21,236
Orion Group Holdings, Inc. (I)	2,158	21,515
Primoris Services Corp.	2,975	68,217
Quanta Services, Inc. (I)	10,899	367,514
Tutor Perini Corp. (I)	2,761	72,062
Valmont Industries, Inc.	2,511	373,888
		5,055,048
Electrical equipment - 0.6%
Acuity Brands, Inc.	3,240	814,568
Allied Motion Technologies, Inc.	584	12,486
AMETEK, Inc.	17,197	814,278
Atkore International Group, Inc. (I)	893	19,155
AZZ, Inc.	1,903	123,885
Babcock & Wilcox Enterprises, Inc. (I)	3,456	55,089
Eaton Corp. PLC	33,608	2,235,268
Emerson Electric Company	47,575	2,685,133
Encore Wire Corp.	1,555	66,088
Energous Corp. (I)	1,128	17,879
EnerSys	7,998	636,481
Generac Holdings, Inc. (I)	4,804	196,868
General Cable Corp. (L)	3,629	68,044
Hubbell, Inc.	5,708	640,894
LSI Industries, Inc.	1,962	19,267
Plug Power, Inc. (I)	13,999	19,109
Powell Industries, Inc.	699	30,085
Regal Beloit Corp.	4,964	361,876
Rockwell Automation, Inc.	9,560	1,278,268
Sunrun, Inc. (I)	4,915	25,067
Thermon Group Holdings, Inc. (I)	2,470	47,523
Vicor Corp. (I)	1,370	20,002
		10,187,313
Industrial conglomerates - 2.0%
3M Company	44,684	7,674,030
Carlisle Companies, Inc.	7,168	804,035
General Electric Company	662,527	20,379,331
Honeywell International, Inc.	56,251	6,409,239
Raven Industries, Inc.	2,665	66,758
Roper Technologies, Inc.	7,493	1,357,057
		36,690,450
Machinery - 1.9%
Actuant Corp., Class A	4,331	112,389
AGCO Corp.	7,558	421,736
Alamo Group, Inc.	705	51,514
Albany International Corp., Class A	2,101	98,117
Altra Industrial Motion Corp.	1,900	66,500
American Railcar Industries, Inc.	590	26,485
Astec Industries, Inc.	1,425	94,478
Barnes Group, Inc.	3,712	171,494
Briggs & Stratton Corp.	3,127	64,791
Caterpillar, Inc.	43,194	4,127,619
Chart Industries, Inc. (I)	2,259	80,307
CIRCOR International, Inc.	1,213	76,868
CLARCOR, Inc.	8,889	626,230
Columbus McKinnon Corp.	1,575	41,454
Crane Company	5,506	404,636
Cummins, Inc.	11,467	1,625,791
Deere & Company	21,396	2,143,879
DMC Global, Inc.	1,132	18,508
Donaldson Company, Inc.	14,767	598,950
Douglas Dynamics, Inc. (L)	1,646	52,590
Dover Corp.	11,471	832,909
Energy Recovery, Inc. (I)	2,550	27,770
EnPro Industries, Inc.	1,599	97,219
ESCO Technologies, Inc.	1,837	102,688
Federal Signal Corp.	4,512	71,290
Flowserve Corp.	9,765	463,349
Fortive Corp.	22,216	1,221,658
Franklin Electric Company, Inc.	3,416	133,395
FreightCar America, Inc. (L)	1,077	15,810
Global Brass & Copper Holdings, Inc.	1,578	45,210

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Graco, Inc. (L)	6,176	$501,676
Graham Corp.	918	20,398
Harsco Corp.	5,999	83,986
Hillenbrand, Inc.	4,326	151,410
Hurco Companies, Inc.	512	16,691
Hyster-Yale Materials Handling, Inc.	705	45,515
IDEX Corp.	8,445	790,536
Illinois Tool Works, Inc.	23,607	2,955,124
Ingersoll-Rand PLC	19,066	1,421,180
ITT, Inc.	9,939	401,237
John Bean Technologies Corp.	2,134	192,487
Joy Global, Inc.	18,127	508,100
Kadant, Inc.	810	50,706
Kennametal, Inc.	14,646	505,141
Lincoln Electric Holdings, Inc.	7,014	550,669
Lindsay Corp.	785	66,160
Lydall, Inc. (I)	1,214	72,476
Meritor, Inc. (I)	6,083	76,767
Milacron Holdings Corp. (I)	1,113	18,799
Miller Industries, Inc.	977	24,914
Mueller Industries, Inc.	4,207	159,824
Mueller Water Products, Inc., Class A	11,444	151,404
Navistar International Corp. (I)(L)	3,655	112,428
NN, Inc.	1,994	33,798
Nordson Corp.	5,900	629,707
Oshkosh Corp.	8,151	570,570
PACCAR, Inc.	25,922	1,611,052
Parker-Hannifin Corp.	9,899	1,375,268
Pentair PLC	12,334	708,712
Proto Labs, Inc. (I)(L)	1,817	94,666
RBC Bearings, Inc. (I)	1,690	143,244
Rexnord Corp. (I)	6,125	134,750
Snap-on, Inc.	4,304	719,629
SPX Corp. (I)(L)	3,063	74,829
SPX FLOW, Inc. (I)	2,638	82,675
Standex International Corp. (L)	928	81,757
Stanley Black & Decker, Inc.	11,114	1,318,454
Sun Hydraulics Corp.	1,752	69,624
Supreme Industries, Inc., Class A	1,004	14,237
Tennant Company	1,314	98,681
Terex Corp.	12,047	367,674
The ExOne Company (I)	928	9,159
The Gorman-Rupp Company	1,347	40,343
The Greenbrier Companies, Inc.	1,976	76,669
The Manitowoc Company, Inc. (I)(L)	9,357	55,768
The Timken Company	7,815	305,176
The Toro Company	12,126	641,829
Titan International, Inc. (L)	3,354	38,772
TriMas Corp. (I)	3,390	72,716
Trinity Industries, Inc.	16,904	469,762
Wabash National Corp. (I)	4,712	64,978
Wabtec Corp.	9,997	846,446
Watts Water Technologies, Inc., Class A	2,061	140,766
Woodward, Inc.	10,021	678,722
Xylem, Inc.	13,269	684,415
		35,048,110
Marine - 0.0%
Costamare, Inc.	2,013	11,595
Kirby Corp. (I)	5,974	379,050
Matson, Inc.	3,175	119,412
Scorpio Bulkers, Inc. (I)	4,540	23,608
		533,665
Professional services - 0.4%
Acacia Research Corp. (I)	3,931	27,124
Barrett Business Services, Inc.	536	31,243
CBIZ, Inc. (I)	3,718	46,103
CEB, Inc.	5,948	350,635
CRA International, Inc.	651	21,392
Equifax, Inc.	8,770	1,003,727
Exponent, Inc.	1,894	114,871
Franklin Covey Company (I)	856	17,805
FTI Consulting, Inc. (I)	7,716	329,473
GP Strategies Corp. (I)	987	25,909
Heidrick & Struggles International, Inc.	1,417	30,040
Hill International, Inc. (I)	3,057	12,228
Huron Consulting Group, Inc. (I)	1,606	84,717
ICF International, Inc. (I)	1,329	73,560
Insperity, Inc.	1,148	83,115
Kelly Services, Inc., Class A	2,165	43,603
Kforce, Inc.	1,860	41,106
Korn/Ferry International	4,210	106,850
ManpowerGroup, Inc.	7,602	649,287
Mistras Group, Inc. (I)	1,289	30,472
Navigant Consulting, Inc. (I)	3,515	86,821
Nielsen Holdings PLC	24,839	1,070,561
On Assignment, Inc. (I)	3,739	154,383
Resources Connection, Inc.	2,719	43,776
Robert Half International, Inc.	9,539	428,015
RPX Corp. (I)	3,809	39,804
The Advisory Board Company (I)	3,032	107,333
The Dun & Bradstreet Corp.	2,670	324,992
TriNet Group, Inc. (I)	3,120	78,718
TrueBlue, Inc. (I)	3,093	64,798
Verisk Analytics, Inc. (I)	11,554	959,906
WageWorks, Inc. (I)	2,687	198,435
		6,680,802
Road and rail - 0.7%
ArcBest Corp.	1,893	57,642
Avis Budget Group, Inc. (I)	9,749	373,289
Celadon Group, Inc.	2,211	17,799
Covenant Transportation Group, Inc.,
Class A (I)	909	18,844
CSX Corp.	53,196	1,904,949
Genesee & Wyoming, Inc., Class A (I)	6,350	485,140
Heartland Express, Inc.	3,390	72,919
J.B. Hunt Transport Services, Inc.	4,842	461,782
Kansas City Southern	6,122	543,083
Knight Transportation, Inc.	4,839	169,365
Landstar System, Inc.	4,671	380,453
Marten Transport, Ltd.	1,776	43,246
Norfolk Southern Corp.	16,503	1,756,909
Old Dominion Freight Line, Inc. (I)	7,720	673,956
Roadrunner Transportation Systems, Inc. (I)	2,461	24,684
Ryder System, Inc.	3,105	243,122
Saia, Inc. (I)	1,882	78,574
Swift Transportation Company (I)	5,472	136,636
Union Pacific Corp.	46,830	4,745,284
Universal Logistics Holdings, Inc.	791	11,232
Werner Enterprises, Inc. (L)	8,236	222,784
YRC Worldwide, Inc. (I)(L)	2,475	31,383
		12,453,075
Trading companies and distributors - 0.3%
Aircastle, Ltd.	3,467	74,471
Applied Industrial Technologies, Inc.	2,660	159,201

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (I)	4,377	$203,049
BMC Stock Holdings, Inc. (I)	4,074	76,795
CAI International, Inc. (I)	1,342	11,850
DXP Enterprises, Inc. (I)	1,000	33,690
Fastenal Company	21,390	1,013,886
GATX Corp. (L)	7,449	407,013
GMS, Inc. (I)	556	13,961
H&E Equipment Services, Inc.	2,377	43,761
Kaman Corp.	1,949	94,955
Lawson Products, Inc. (I)	646	15,310
MRC Global, Inc. (I)	6,925	139,400
MSC Industrial Direct Company, Inc., Class A	4,933	440,714
NOW, Inc. (I)	19,831	427,160
Rush Enterprises, Inc., Class A (I)	1,787	54,057
Rush Enterprises, Inc., Class B (I)	892	24,646
SiteOne Landscape Supply, Inc. (I)(L)	863	28,911
Textainer Group Holdings, Ltd.	1,731	16,791
Titan Machinery, Inc. (I)	1,580	22,104
Triton International, Ltd.	2,937	56,655
United Rentals, Inc. (I)	6,425	649,632
Univar, Inc. (I)	3,165	78,809
Veritiv Corp. (I)	619	29,000
W.W. Grainger, Inc. (L)	4,110	947,643
Watsco, Inc.	2,861	426,289
Willis Lease Finance Corp. (I)	301	8,064
		5,497,817
		184,592,691
Information technology - 21.2%
Communications equipment - 1.2%
ADTRAN, Inc.	3,593	73,118
Aerohive Networks, Inc. (I)	2,053	11,312
Applied Optoelectronics, Inc. (I)(L)	1,238	30,665
ARRIS International PLC (I)	21,151	606,822
Bel Fuse, Inc., Class B	739	21,653
Black Box Corp.	1,224	18,788
Brocade Communications Systems, Inc.	44,467	548,723
CalAmp Corp. (I)	2,718	39,520
Calix, Inc. (I)	3,205	24,198
Ciena Corp. (I)	25,391	544,637
Cisco Systems, Inc.	443,068	13,212,288
Clearfield, Inc. (I)	916	17,587
Comtech Telecommunications Corp.	1,773	20,390
Digi International, Inc. (I)	2,079	27,859
EMCORE Corp.	2,245	14,368
Extreme Networks, Inc. (I)	7,714	32,630
F5 Networks, Inc. (I)	5,869	826,062
Finisar Corp. (I)	7,875	261,686
Harmonic, Inc. (I)	5,779	26,872
Harris Corp.	10,873	1,126,008
Infinera Corp. (I)	10,379	88,222
InterDigital, Inc.	6,337	501,890
Ixia (I)	4,757	65,409
Juniper Networks, Inc.	33,960	935,258
Lumentum Holdings, Inc. (I)	3,690	147,969
Motorola Solutions, Inc.	14,615	1,172,854
NETGEAR, Inc. (I)	2,359	126,678
NetScout Systems, Inc. (I)	16,798	524,098
Oclaro, Inc. (I)	8,205	73,353
Plantronics, Inc.	6,119	317,087
ShoreTel, Inc. (I)	5,037	35,259
Silicom, Ltd.	430	16,912
Sonus Networks, Inc. (I)	3,505	21,135
Ubiquiti Networks, Inc. (I)	1,899	106,268
ViaSat, Inc. (I)(L)	8,952	638,099
Viavi Solutions, Inc. (I)	17,269	135,562
		22,391,239
Electronic equipment, instruments and components - 1.0%
Agilysys, Inc. (I)	1,259	12,854
Amphenol Corp., Class A	27,195	1,856,331
Anixter International, Inc. (I)	2,134	166,772
Arrow Electronics, Inc. (I)	10,124	691,165
Avnet, Inc.	14,128	648,334
AVX Corp.	3,358	51,008
Badger Meter, Inc. (L)	2,036	73,805
Belden, Inc.	7,751	572,799
Benchmark Electronics, Inc. (I)	3,567	101,124
Cognex Corp.	9,441	563,722
Coherent, Inc. (I)	1,765	230,333
Control4 Corp. (I)	1,566	17,915
Corning, Inc.	91,326	2,194,564
CTS Corp.	2,219	49,040
Daktronics, Inc.	2,799	28,802
DTS, Inc.	1,290	54,773
Electro Scientific Industries, Inc. (I)	2,325	12,090
ePlus, Inc. (I)	457	50,818
Fabrinet (I)	2,517	107,728
FARO Technologies, Inc. (I)	1,240	45,136
FLIR Systems, Inc.	12,261	440,293
II-VI, Inc. (I)	4,372	132,034
Ingram Micro, Inc., Class A (I)	16,601	621,541
Insight Enterprises, Inc. (I)	2,683	93,959
InvenSense, Inc. (I)	6,021	46,000
IPG Photonics Corp. (I)	4,127	395,862
Itron, Inc. (I)	2,453	157,483
Jabil Circuit, Inc.	21,197	448,317
Keysight Technologies, Inc. (I)	18,851	694,282
Kimball Electronics, Inc. (I)	2,132	37,203
Knowles Corp. (I)	16,360	262,251
Littelfuse, Inc.	4,073	593,803
Maxwell Technologies, Inc. (I)	2,973	14,865
Mesa Laboratories, Inc. (L)	226	28,038
Methode Electronics, Inc.	2,684	99,174
MTS Systems Corp.	1,239	66,720
National Instruments Corp.	11,698	344,740
Novanta, Inc. (I)	2,375	48,094
OSI Systems, Inc. (I)	1,293	97,880
Park Electrochemical Corp.	1,559	28,265
PC Connection, Inc.	845	22,680
Plexus Corp. (I)	2,444	124,888
Radisys Corp. (I)(L)	3,023	12,636
Rogers Corp. (I)	1,317	97,879
Sanmina Corp. (I)	5,373	176,503
ScanSource, Inc. (I)	1,834	69,417
SYNNEX Corp.	5,354	625,936
TE Connectivity, Ltd.	31,336	2,119,567
Tech Data Corp. (I)	6,452	547,581
Trimble, Inc. (I)	27,640	779,172
TTM Technologies, Inc. (I)	5,306	72,002
Universal Display Corp. (I)(L)	3,041	166,191
VeriFone Systems, Inc. (I)	12,310	207,916
Vishay Intertechnology, Inc.	24,900	377,235
Vishay Precision Group, Inc. (I)	982	17,922
Zebra Technologies Corp., Class A (I)	5,853	462,680
		18,060,122

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services - 3.6%
2U, Inc. (I)	2,685	$88,766
Actua Corp. (I)	2,741	37,141
Akamai Technologies, Inc. (I)	13,217	881,574
Alarm.com Holdings, Inc. (I)	741	21,948
Alphabet, Inc., Class A (I)	22,373	17,358,763
Alphabet, Inc., Class C (I)	22,428	17,001,321
Amber Road, Inc. (I)(L)	1,374	15,980
Angie’s List, Inc. (I)	2,974	25,547
Autobytel, Inc. (I)	761	10,540
Bankrate, Inc. (I)	3,544	36,326
Bazaarvoice, Inc. (I)	6,176	32,733
Benefitfocus, Inc. (I)	956	26,099
Blucora, Inc. (I)	2,884	40,809
Box, Inc., Class A (I)	3,595	54,716
Brightcove, Inc. (I)	2,253	18,700
Carbonite, Inc. (I)	1,363	25,216
Care.com, Inc. (I)	1,179	10,045
ChannelAdvisor Corp. (I)	1,825	26,280
Cimpress NV (I)	1,830	159,119
comScore, Inc. (I)	8,481	246,288
Cornerstone OnDemand, Inc. (I)	3,709	133,190
DHI Group, Inc. (I)	3,938	24,022
EarthLink Holdings Corp.	7,901	41,717
eBay, Inc. (I)	79,690	2,216,179
Endurance International Group Holdings,
Inc. (I)(L)	4,535	36,053
Envestnet, Inc. (I)	3,053	110,213
Everyday Health, Inc. (I)	2,163	22,603
Facebook, Inc., Class A (I)	176,297	20,877,091
Five9, Inc. (I)	2,387	37,786
Gogo, Inc. (I)(L)	4,186	39,307
GrubHub, Inc. (I)(L)	5,925	219,403
GTT Communications, Inc. (I)	1,925	48,895
Hortonworks, Inc. (I)(L)	3,068	27,888
Instructure, Inc. (I)(L)	809	15,816
Intralinks Holdings, Inc. (I)	3,075	34,502
j2 Global, Inc. (L)	8,775	645,050
Limelight Networks, Inc. (I)	6,503	13,786
Liquidity Services, Inc. (I)	1,925	17,710
LivePerson, Inc. (I)	4,024	32,192
LogMeIn, Inc. (L)	1,848	186,371
MeetMe, Inc. (I)	3,074	14,817
MINDBODY, Inc., Class A (I)	1,078	23,285
New Relic, Inc. (I)	1,622	51,434
NIC, Inc.	4,643	116,539
Q2 Holdings, Inc. (I)	1,877	55,372
Quotient Technology, Inc. (I)	4,712	60,314
Reis, Inc.	751	16,409
RetailMeNot, Inc. (I)	2,873	26,432
Rightside Group, Ltd. (I)	149	1,170
Shutterstock, Inc. (I)	1,388	65,319
SPS Commerce, Inc. (I)	1,215	84,163
Stamps.com, Inc. (I)	1,187	126,059
TechTarget, Inc. (I)	1,432	12,043
TrueCar, Inc. (I)	4,024	49,817
VeriSign, Inc. (I)	7,150	563,778
Web.com Group, Inc. (I)	3,142	50,115
WebMD Health Corp. (I)	7,070	377,114
Xactly Corp. (I)	1,712	24,139
XO Group, Inc. (I)	1,909	35,278
Yahoo!, Inc. (I)	66,441	2,725,410
		65,376,692
IT services - 3.4%
Accenture PLC, Class A	46,771	5,585,861
Acxiom Corp. (I)(L)	14,308	379,591
Alliance Data Systems Corp.	4,398	1,006,174
Automatic Data Processing, Inc.	34,278	3,291,374
Blackhawk Network Holdings, Inc. (I)	4,051	145,836
Broadridge Financial Solutions, Inc.	13,120	849,389
CACI International, Inc., Class A (I)	1,779	230,203
Cardtronics PLC, Class A (I)	3,293	162,905
Cass Information Systems, Inc.	832	58,240
Cognizant Technology Solutions Corp.,
Class A (I)	45,599	2,511,593
Computer Sciences Corp.	15,577	944,434
Convergys Corp.	17,144	443,515
CoreLogic, Inc. (I)	9,795	369,565
CSG Systems International, Inc.	2,364	105,198
CSRA, Inc.	11,202	358,576
Datalink Corp. (I)	1,636	18,323
DST Systems, Inc.	3,618	373,414
EPAM Systems, Inc. (I)	3,534	232,891
EVERTEC, Inc.	4,707	85,903
ExlService Holdings, Inc. (I)	2,407	114,477
Fidelity National Information Services, Inc.	24,634	1,901,498
Fiserv, Inc. (I)	16,516	1,727,904
Forrester Research, Inc.	772	31,575
Gartner, Inc. (I)	9,165	942,345
Global Payments, Inc.	11,551	791,821
IBM Corp.	65,356	10,602,050
Jack Henry & Associates, Inc.	8,712	753,065
Leidos Holdings, Inc.	15,768	807,322
Lionbridge Technologies, Inc. (I)	4,585	23,017
ManTech International Corp., Class A	1,798	77,332
Mastercard, Inc., Class A	72,065	7,365,043
MAXIMUS, Inc.	11,902	658,062
MoneyGram International, Inc. (I)	2,467	26,940
NeuStar, Inc., Class A (I)	10,013	242,815
Paychex, Inc.	24,113	1,421,461
PayPal Holdings, Inc. (I)	84,319	3,312,050
Perficient, Inc. (I)	2,638	47,484
PFSweb, Inc. (I)	956	7,600
Planet Payment, Inc. (I)	3,685	14,814
Science Applications International Corp.	8,055	665,101
ServiceSource International, Inc. (I)	4,767	28,268
Sykes Enterprises, Inc. (I)	2,880	81,158
Syntel, Inc.	2,392	46,405
TeleTech Holdings, Inc.	1,245	35,794
Teradata Corp. (I)	9,564	256,793
The Hackett Group, Inc.	1,727	30,672
The Western Union Company (L)	36,685	771,486
Total System Services, Inc.	12,424	611,509
Travelport Worldwide, Ltd.	8,422	117,908
Unisys Corp. (I)	3,757	55,791
Virtusa Corp. (I)	2,100	46,662
Visa, Inc., A Shares	141,753	10,960,342
WEX, Inc. (I)	4,265	471,325
Xerox Corp.	63,885	597,325
		62,798,199
Semiconductors and semiconductor equipment - 5.9%
Acacia Communications, Inc. (I)	384	26,596
Advanced Energy Industries, Inc. (I)	2,884	159,226
Advanced Micro Devices, Inc. (I)	136,670	1,217,730
Alpha & Omega Semiconductor, Ltd. (I)	1,339	29,123
Ambarella, Inc. (I)	2,334	143,588
Amkor Technology, Inc. (I)	7,333	86,676

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	48,224	$3,580,150
Applied Materials, Inc.	169,532	5,458,930
Applied Micro Circuits Corp. (I)	5,699	49,866
Axcelis Technologies, Inc. (I)	2,226	30,385
Broadcom, Ltd.	62,046	10,578,223
Brooks Automation, Inc.	5,002	81,533
Cabot Microelectronics Corp.	1,713	102,061
Cavium, Inc. (I)	4,734	269,980
CEVA, Inc. (I)	1,482	47,128
Cirrus Logic, Inc. (I)	11,505	632,775
Cohu, Inc.	2,097	26,108
Cree, Inc. (I)(L)	11,187	283,255
Cypress Semiconductor Corp.	35,628	400,815
Diodes, Inc. (I)	2,806	68,326
DSP Group, Inc. (I)	1,820	21,294
Entegris, Inc. (I)	10,385	186,411
Exar Corp. (I)	3,067	30,639
First Solar, Inc. (I)(L)	12,060	365,659
FormFactor, Inc. (I)	5,088	56,986
GigPeak, Inc. (I)	4,697	12,635
Impinj, Inc. (I)	430	11,743
Inphi Corp. (I)(L)	2,938	132,709
Integrated Device Technology, Inc. (I)	24,782	579,899
Intel Corp.	742,028	25,748,372
Intersil Corp., Class A	24,851	550,450
IXYS Corp.	1,972	23,072
KLA-Tencor Corp.	24,462	1,953,046
Kopin Corp. (I)	5,207	13,330
Lam Research Corp.	25,127	2,663,965
Lattice Semiconductor Corp. (I)	8,839	61,961
Linear Technology Corp.	37,582	2,350,002
MACOM Technology Solutions Holdings,
Inc. (I)	1,703	84,843
MaxLinear, Inc., Class A (I)	4,053	82,803
Microchip Technology, Inc.	33,764	2,234,502
Micron Technology, Inc. (I)	162,888	3,181,203
Microsemi Corp. (I)(L)	20,883	1,143,344
MKS Instruments, Inc.	3,886	223,639
Monolithic Power Systems, Inc.	6,957	570,752
Nanometrics, Inc. (I)	1,783	42,632
NeoPhotonics Corp. (I)	2,261	29,212
NVE Corp.	401	26,775
NVIDIA Corp.	83,892	7,734,842
PDF Solutions, Inc. (I)	2,017	47,500
Photronics, Inc. (I)	4,793	47,930
Power Integrations, Inc.	2,005	134,937
Qorvo, Inc. (I)	20,064	1,071,618
QUALCOMM, Inc.	231,142	15,747,704
Rambus, Inc. (I)	8,030	105,595
Rudolph Technologies, Inc. (I)	2,217	43,453
Semtech Corp. (I)	4,746	133,363
Sigma Designs, Inc. (I)	2,799	20,993
Silicon Laboratories, Inc. (I)	7,634	506,516
Skyworks Solutions, Inc.	29,396	2,259,083
Synaptics, Inc. (I)	6,439	351,441
Teradyne, Inc.	22,444	547,185
Tessera Technologies, Inc.	3,599	142,520
Texas Instruments, Inc.	157,359	11,633,551
Ultra Clean Holdings, Inc. (I)	2,619	26,295
Ultratech, Inc. (I)	1,598	36,626
Veeco Instruments, Inc. (I)	2,914	77,658
Versum Materials, Inc. (I)	12,011	293,789
Xcerra Corp. (I)	4,199	26,622
Xilinx, Inc.	39,787	2,147,702
		108,791,275
Software - 2.6%
8x8, Inc. (I)	6,461	88,193
A10 Networks, Inc. (I)	3,305	27,101
ACI Worldwide, Inc. (I)	21,494	400,003
Activision Blizzard, Inc.	28,812	1,054,807
Adobe Systems, Inc. (I)	21,044	2,163,534
American Software, Inc., Class A	1,711	18,855
ANSYS, Inc. (I)	9,675	909,740
Aspen Technology, Inc. (I)	6,064	320,361
Autodesk, Inc. (I)	8,243	598,524
Barracuda Networks, Inc. (I)	1,624	35,793
Blackbaud, Inc. (L)	3,465	217,533
Bottomline Technologies (de), Inc. (I)	2,969	74,403
BroadSoft, Inc. (I)	2,153	89,350
CA, Inc.	13,286	424,621
Cadence Design Systems, Inc. (I)	32,428	852,208
Callidus Software, Inc. (I)	4,496	70,587
CDK Global, Inc.	16,655	960,994
Citrix Systems, Inc. (I)	6,584	571,030
CommVault Systems, Inc. (I)	7,424	400,896
Digimarc Corp. (I)(L)	739	22,946
Ebix, Inc.	1,848	110,141
Electronic Arts, Inc. (I)	12,709	1,007,061
Ellie Mae, Inc. (I)	2,388	197,129
EnerNOC, Inc. (I)	2,268	13,381
Exa Corp. (I)	1,142	16,936
Fair Isaac Corp.	5,684	646,214
Fortinet, Inc. (I)	16,283	490,118
Gigamon, Inc. (I)	2,385	127,240
Globant SA (I)	1,873	64,169
Glu Mobile, Inc. (I)	8,191	18,430
Guidance Software, Inc. (I)	2,012	14,185
HubSpot, Inc. (I)	2,120	118,932
Imperva, Inc. (I)	2,115	80,687
Interactive Intelligence Group, Inc. (I)	1,318	79,673
Intuit, Inc.	10,356	1,177,270
Jive Software, Inc. (I)	4,793	18,213
Manhattan Associates, Inc. (I)	7,943	416,213
Mentor Graphics Corp.	19,849	725,481
Microsoft Corp.	329,138	19,833,856
MicroStrategy, Inc., Class A (I)	701	136,015
Mitek Systems, Inc. (I)	2,333	13,065
MobileIron, Inc. (I)	3,901	16,189
Model N, Inc. (I)	1,815	16,244
Monotype Imaging Holdings, Inc.	2,977	58,349
Oracle Corp.	127,122	5,109,033
Park City Group, Inc. (I)	1,093	15,958
Paycom Software, Inc. (I)(L)	3,218	144,392
Paylocity Holding Corp. (I)(L)	1,592	52,711
Pegasystems, Inc.	2,665	96,207
Progress Software Corp.	3,710	109,705
Proofpoint, Inc. (I)	2,998	230,876
PROS Holdings, Inc. (I)	1,888	45,104
PTC, Inc. (I)	12,752	621,150
QAD, Inc., Class A	741	21,489
Qualys, Inc. (I)	2,012	66,798
Rapid7, Inc. (I)(L)	1,544	17,910
RealPage, Inc. (I)	3,992	114,171
Red Hat, Inc. (I)	7,661	606,062
RingCentral, Inc., Class A (I)	4,317	93,031
Rosetta Stone, Inc. (I)	1,751	14,166

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (I)	27,207	$1,958,904
Sapiens International Corp. NV (L)	1,724	25,532
Silver Spring Networks, Inc. (I)	2,853	39,799
Symantec Corp.	26,021	634,652
Synchronoss Technologies, Inc. (I)	3,044	147,573
Synopsys, Inc. (I)	16,788	1,015,338
Take-Two Interactive Software, Inc. (I)	6,089	299,761
Tangoe, Inc. (I)(L)	2,190	17,345
Telenav, Inc. (I)	2,729	16,374
The Rubicon Project, Inc. (I)	2,874	21,699
The Ultimate Software Group, Inc. (I)	3,210	657,825
TiVo Corp. (I)	8,585	173,846
TubeMogul, Inc. (I)	1,724	24,136
Tyler Technologies, Inc. (I)	3,668	546,165
Varonis Systems, Inc. (I)	804	23,477
VASCO Data Security International, Inc. (I)	2,226	32,277
Verint Systems, Inc. (I)	4,568	171,528
VirnetX Holding Corp. (I)	3,904	12,298
Workiva, Inc. (I)	1,662	24,764
Zendesk, Inc. (I)	5,959	126,867
Zix Corp. (I)	4,401	19,584
		48,045,177
Technology hardware, storage and peripherals - 3.5%
3D Systems Corp. (I)(L)	19,722	273,150
Apple, Inc.	474,709	52,464,839
Avid Technology, Inc. (I)	2,570	10,820
CPI Card Group, Inc.	1,636	6,135
Cray, Inc. (I)	2,964	57,205
Diebold, Inc.	13,338	304,106
Eastman Kodak Company (I)	1,304	19,756
Electronics For Imaging, Inc. (I)	3,434	149,448
Hewlett Packard Enterprise Company	146,401	3,484,344
HP, Inc.	150,657	2,320,118
Immersion Corp. (I)(L)	2,305	23,742
NCR Corp. (I)	13,733	532,154
NetApp, Inc.	24,724	903,909
Nimble Storage, Inc. (I)	4,761	36,088
Pure Storage, Inc., Class A (I)	5,005	69,820
Seagate Technology PLC	26,119	1,047,372
Stratasys, Ltd. (I)(L)	3,592	64,836
Super Micro Computer, Inc. (I)	2,841	77,701
USA Technologies, Inc. (I)	2,952	12,546
Western Digital Corp.	25,007	1,591,946
		63,450,035
		388,912,739
Materials - 2.2%
Chemicals - 1.3%
A. Schulman, Inc.	2,128	70,862
AgroFresh Solutions, Inc. (I)	1,890	5,292
Air Products & Chemicals, Inc.	8,270	1,194,684
Albemarle Corp.	4,291	376,664
American Vanguard Corp.	2,115	38,493
Ashland Global Holdings, Inc.	6,889	776,390
Balchem Corp.	2,319	185,195
Cabot Corp.	6,919	352,385
Calgon Carbon Corp. (L)	3,714	65,738
CF Industries Holdings, Inc.	8,903	257,653
Chase Corp.	526	42,396
Chemtura Corp. (I)	4,664	153,679
Codexis, Inc. (I)	2,778	13,196
E.I. du Pont de Nemours & Company	33,370	2,456,366
Eastman Chemical Company	5,647	424,203
Ecolab, Inc.	10,024	1,170,102
Ferro Corp. (I)	6,099	90,265
Flotek Industries, Inc. (I)	4,043	54,419
FMC Corp.	5,101	286,268
FutureFuel Corp.	1,970	27,048
GCP Applied Technologies, Inc. (I)	5,199	145,572
Hawkins, Inc.	744	36,121
HB Fuller Company	3,663	172,124
Ingevity Corp. (I)	3,129	163,866
Innophos Holdings, Inc.	1,422	77,527
Innospec, Inc.	1,733	113,858
International Flavors & Fragrances, Inc.	3,041	368,113
KMG Chemicals, Inc.	697	23,545
Koppers Holdings, Inc. (I)	1,519	58,254
Kraton Corp. (I)	2,156	66,469
Kronos Worldwide, Inc. (L)	1,663	20,754
LSB Industries, Inc. (I)	238	1,833
LyondellBasell Industries NV, Class A	13,016	1,175,605
Minerals Technologies, Inc.	6,408	519,048
Monsanto Company	16,712	1,716,490
NewMarket Corp.	1,025	428,870
Olin Corp.	30,461	791,986
OMNOVA Solutions, Inc. (I)	3,212	30,835
PolyOne Corp.	15,470	510,046
PPG Industries, Inc.	10,169	975,512
Praxair, Inc.	10,894	1,310,548
Quaker Chemical Corp.	937	119,224
Rayonier Advanced Materials, Inc. (L)	3,210	44,555
RPM International, Inc.	14,768	781,375
Sensient Technologies Corp.	8,221	641,978
Stepan Company	1,438	116,722
TerraVia Holdings, Inc. (I)	7,051	9,519
The Chemours Company	13,453	332,558
The Dow Chemical Company	43,016	2,396,852
The Mosaic Company	13,365	379,566
The Scotts Miracle-Gro Company, Class A	5,026	458,723
The Sherwin-Williams Company	3,069	824,548
The Valspar Corp.	8,090	825,908
Trecora Resources (I)	1,611	19,413
Tredegar Corp.	1,909	42,571
Trinseo SA	2,087	122,194
Tronox, Ltd., Class A	4,765	54,035
		23,918,015
Construction materials - 0.1%
Eagle Materials, Inc.	5,351	520,117
Headwaters, Inc. (I)	5,358	126,985
Martin Marietta Materials, Inc.	2,420	531,069
Summit Materials, Inc., Class A (I)	5,599	133,088
U.S. Concrete, Inc. (I)(L)	1,053	59,863
Vulcan Materials Company	5,073	637,422
		2,008,544
Containers and packaging - 0.3%
AEP Industries, Inc.	300	35,355
AptarGroup, Inc.	6,981	510,870
Avery Dennison Corp.	3,393	244,500
Ball Corp.	6,649	499,074
Bemis Company, Inc.	10,506	526,035
Greif, Inc., Class A	5,206	267,432
International Paper Company	15,700	764,904
Multi Packaging Solutions International,
Ltd. (I)	1,572	21,945

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Myers Industries, Inc.	1,722	$24,366
Owens-Illinois, Inc. (I)	6,514	119,662
Packaging Corp. of America	10,453	885,996
Sealed Air Corp.	7,530	343,368
Silgan Holdings, Inc. (L)	4,562	225,865
Sonoco Products Company	11,119	601,871
UFP Technologies, Inc. (I)	569	14,282
WestRock Company	9,596	491,315
		5,576,840
Metals and mining - 0.4%
AK Steel Holding Corp. (I)	17,545	160,186
Allegheny Technologies, Inc.	20,089	352,361
Carpenter Technology Corp.	8,581	306,942
Century Aluminum Company (I)	3,715	34,252
Cliffs Natural Resources, Inc. (I)(L)	16,249	143,154
Coeur Mining, Inc. (I)	11,880	114,642
Commercial Metals Company	21,130	465,071
Compass Minerals International, Inc. (L)	3,748	290,657
Ferroglobe PLC (L)	4,936	56,320
Freeport-McMoRan, Inc. (I)	46,620	715,617
Gold Resource Corp.	3,789	16,331
Haynes International, Inc.	952	41,479
Hecla Mining Company	27,955	169,966
Kaiser Aluminum Corp.	1,311	108,013
Materion Corp. (L)	1,486	56,988
Newmont Mining Corp.	20,274	657,689
Nucor Corp.	12,125	754,054
Olympic Steel, Inc.	733	17,922
Real Industry, Inc. (I)	2,252	13,174
Reliance Steel & Aluminum Company	8,046	652,531
Royal Gold, Inc.	7,240	504,194
Ryerson Holding Corp. (I)	996	14,243
Schnitzer Steel Industries, Inc., Class A	1,927	53,763
Steel Dynamics, Inc.	27,040	959,379
Stillwater Mining Company (I)	9,002	135,300
SunCoke Energy, Inc. (I)(L)	4,779	54,576
TimkenSteel Corp. (I)	2,967	46,879
United States Steel Corp.	18,687	604,338
Worthington Industries, Inc.	8,189	460,877
		7,960,898
Paper and forest products - 0.1%
Boise Cascade Company (I)	2,897	66,052
Clearwater Paper Corp. (I)	1,241	77,190
Deltic Timber Corp.	816	56,883
Domtar Corp.	6,942	272,612
KapStone Paper and Packaging Corp.	6,341	129,547
Louisiana-Pacific Corp. (I)	26,297	508,584
Neenah Paper, Inc.	1,209	102,644
PH Glatfelter Company	3,221	73,986
Schweitzer-Mauduit International, Inc.	2,230	93,749
		1,381,247
		40,845,544
Real estate - 3.9%
Equity real estate investment trusts - 3.8%
Acadia Realty Trust	5,821	192,442
Agree Realty Corp.	1,630	73,171
Alexander’s, Inc.	160	68,432
Alexandria Real Estate Equities, Inc.	8,649	947,844
American Assets Trust, Inc.	2,913	116,695
American Campus Communities, Inc.	14,472	681,776
American Tower Corp.	34,133	3,490,782
Apartment Investment & Management
Company, Class A	12,429	523,261
Armada Hoffler Properties, Inc.	2,556	35,912
Ashford Hospitality Prime, Inc.	1,834	23,512
Ashford Hospitality Trust, Inc.	5,935	41,723
AvalonBay Communities, Inc.	11,024	1,813,338
Bluerock Residential Growth REIT, Inc.	1,707	21,576
Boston Properties, Inc.	12,344	1,529,175
Camden Property Trust	9,696	763,172
Care Capital Properties, Inc.	9,312	224,233
CareTrust REIT, Inc.	4,313	61,029
CatchMark Timber Trust, Inc., Class A	3,250	35,555
CBL & Associates Properties, Inc.	12,379	146,815
Cedar Realty Trust, Inc.	6,393	41,235
Chatham Lodging Trust	2,812	53,878
Chesapeake Lodging Trust	4,401	104,348
City Office REIT, Inc.	1,879	23,525
Colony Starwood Homes	4,794	146,457
Communications Sales & Leasing, Inc.	15,079	375,919
Community Healthcare Trust, Inc.	1,063	23,152
CoreCivic, Inc.	13,036	296,048
CorEnergy Infrastructure Trust, Inc. (L)	908	29,719
CoreSite Realty Corp.	2,440	172,093
Corporate Office Properties Trust	10,511	300,825
Cousins Properties, Inc.	62,702	495,973
Crown Castle International Corp.	27,098	2,261,599
DCT Industrial Trust, Inc.	10,000	459,500
DiamondRock Hospitality Company	14,732	156,012
Digital Realty Trust, Inc.	11,775	1,087,186
Douglas Emmett, Inc.	15,916	583,958
Duke Realty Corp.	38,909	989,456
DuPont Fabros Technology, Inc.	5,406	219,808
Easterly Government Properties, Inc.	2,452	47,569
EastGroup Properties, Inc.	2,303	157,318
Education Realty Trust, Inc.	13,443	545,786
EPR Properties	7,058	490,813
Equinix, Inc.	5,706	1,932,965
Equity One, Inc.	10,207	304,781
Equity Residential	29,338	1,760,573
Essex Property Trust, Inc.	5,250	1,133,580
Extra Space Storage, Inc.	10,028	703,564
Farmland Partners, Inc.	1,163	12,921
Federal Realty Investment Trust	5,663	795,198
FelCor Lodging Trust, Inc.	10,140	73,616
First Industrial Realty Trust, Inc.	21,438	567,035
First Potomac Realty Trust	4,515	44,382
Four Corners Property Trust, Inc.	4,388	84,162
Franklin Street Properties Corp.	7,635	95,896
General Growth Properties, Inc.	46,833	1,186,748
Getty Realty Corp.	1,927	46,287
Gladstone Commercial Corp.	1,847	33,966
Global Medical REIT, Inc.	1,138	8,319
Global Net Lease, Inc.	12,696	96,490
Government Properties Income Trust	5,134	96,468
Gramercy Property Trust	30,783	269,043
HCP, Inc.	37,532	1,108,320
Healthcare Realty Trust, Inc.	21,131	620,829
Hersha Hospitality Trust	3,061	61,740
Highwoods Properties, Inc.	10,939	525,728
Hospitality Properties Trust	18,215	528,144
Host Hotels & Resorts, Inc.	59,275	1,057,466
Hudson Pacific Properties, Inc.	6,846	238,720
Independence Realty Trust, Inc.	3,270	27,959

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
InfraREIT, Inc.	2,982	$51,111
Investors Real Estate Trust	9,173	57,698
Iron Mountain, Inc.	19,463	642,279
iStar, Inc. (I)	5,136	62,762
Kilroy Realty Corp.	10,225	739,677
Kimco Realty Corp.	33,540	856,612
Kite Realty Group Trust	6,084	146,320
Lamar Advertising Company, Class A	9,190	609,205
LaSalle Hotel Properties	20,339	570,916
Lexington Realty Trust	16,826	173,813
Liberty Property Trust	16,277	641,314
Life Storage, Inc.	5,147	418,091
LTC Properties, Inc.	2,751	125,060
Mack-Cali Realty Corp.	16,494	446,163
Medical Properties Trust, Inc.	53,395	636,468
Mid-America Apartment Communities, Inc.	8,379	767,768
Monmouth Real Estate Investment Corp.	4,615	64,795
Monogram Residential Trust, Inc.	12,438	130,972
National Health Investors, Inc.	2,700	191,052
National Retail Properties, Inc.	16,307	695,983
National Storage Affiliates Trust	2,552	52,520
New Senior Investment Group, Inc.	5,650	57,291
New York REIT, Inc.	12,245	118,042
NexPoint Residential Trust, Inc.	1,392	27,311
NorthStar Realty Europe Corp.	4,467	47,931
Omega Healthcare Investors, Inc.	21,458	632,153
One Liberty Properties, Inc.	1,135	27,773
Parkway, Inc. (I)	3,114	61,034
Pebblebrook Hotel Trust	5,255	151,134
Pennsylvania Real Estate
Investment Trust	5,051	96,828
Physicians Realty Trust	9,846	178,410
Post Properties, Inc.	5,934	385,829
Potlatch Corp.	7,519	308,843
Preferred Apartment Communities, Inc.	1,834	24,979
Prologis, Inc.	42,271	2,151,594
PS Business Parks, Inc.	1,425	159,215
Public Storage	11,970	2,505,321
QTS Realty Trust, Inc., Class A	3,407	159,448
Quality Care Properties, Inc. (I)	10,374	155,610
RAIT Financial Trust	7,253	22,267
Ramco-Gershenson Properties Trust	5,847	99,224
Rayonier, Inc.	13,629	361,305
Realty Income Corp.	20,741	1,149,881
Regency Centers Corp.	11,591	774,742
Retail Opportunity Investments Corp.	7,921	163,489
Rexford Industrial Realty, Inc.	4,851	107,159
RLJ Lodging Trust	8,935	203,629
Ryman Hospitality Properties	3,181	187,361
Sabra Health Care REIT, Inc.	4,783	105,848
Saul Centers, Inc.	760	48,252
Select Income REIT	4,607	112,595
Senior Housing Properties Trust	26,343	475,755
Seritage Growth Properties	1,833	87,324
Silver Bay Realty Trust Corp.	2,508	43,815
Simon Property Group, Inc.	25,209	4,528,797
SL Green Realty Corp.	7,998	842,669
STAG Industrial, Inc.	5,053	119,301
Summit Hotel Properties, Inc.	6,347	90,254
Sunstone Hotel Investors, Inc.	15,901	231,201
Tanger Factory Outlet Centers, Inc.	10,655	367,278
Taubman Centers, Inc.	6,700	486,889
Terreno Realty Corp.	3,302	89,880
The GEO Group, Inc.	5,447	181,167
The Macerich Company	9,782	664,100
Tier REIT, Inc.	3,612	58,045
UDR, Inc.	21,680	737,987
UMH Properties, Inc.	2,191	28,746
Universal Health Realty Income Trust	925	54,862
Urban Edge Properties	16,694	452,240
Urstadt Biddle Properties, Inc., Class A	2,231	50,532
Ventas, Inc.	28,200	1,703,844
Vornado Realty Trust	13,790	1,347,973
Washington Prime Group, Inc.	34,181	342,494
Washington Real Estate Investment Trust	5,384	167,227
Weingarten Realty Investors	13,046	463,263
Welltower, Inc.	28,720	1,803,042
Weyerhaeuser Company	60,053	1,851,434
Whitestone REIT	2,092	28,054
Xenia Hotels & Resorts, Inc.	7,656	133,980
		69,364,750
Real estate management and development - 0.1%
Alexander & Baldwin, Inc.	8,546	376,622
Altisource Portfolio Solutions SA (I)	855	23,034
AV Homes, Inc. (I)	996	15,787
CBRE Group, Inc., Class A (I)	23,717	688,742
Consolidated-Tomoka Land Company	354	18,893
Forestar Group, Inc. (I)(L)	2,618	35,081
HFF, Inc., Class A	2,681	77,749
Jones Lang LaSalle, Inc.	5,012	507,615
Kennedy-Wilson Holdings, Inc.	6,088	129,979
Marcus & Millichap, Inc. (I)	1,137	31,211
RE/MAX Holdings, Inc., Class A	1,290	63,210
Stratus Properties, Inc. (I)	522	15,530
Tejon Ranch Company (I)	1,099	28,838
The RMR Group, Inc., Class A	536	22,244
The St. Joe Company (I)	3,819	79,435
		2,113,970
		71,478,720
Telecommunication services - 2.3%
Diversified telecommunication services - 2.3%
AT&T, Inc.	528,416	20,412,710
ATN International, Inc.	778	56,257
CenturyLink, Inc.	46,878	1,102,571
Cincinnati Bell, Inc. (I)	3,062	63,077
Cogent Communications Holdings, Inc.	3,018	113,024
Consolidated Communications Holdings, Inc.	3,606	103,059
FairPoint Communications, Inc. (I)(L)	1,637	27,256
Frontier Communications Corp.	100,961	368,508
General Communication, Inc., Class A (I)	2,215	37,345
Globalstar, Inc. (I)	28,556	22,559
Hawaiian Telcom Holdco, Inc. (I)	524	11,968
IDT Corp., Class B	1,303	27,585
Inteliquent, Inc.	2,413	54,630
Iridium Communications, Inc. (I)(L)	6,190	54,472
Level 3 Communications, Inc. (I)	25,013	1,377,466
Lumos Networks Corp. (I)	1,498	21,781
ORBCOMM, Inc. (I)	5,069	42,630
pdvWireless, Inc. (I)	790	18,644
Straight Path Communications, Inc., Class B (I)	734	17,594
Verizon Communications, Inc.	350,140	17,471,986
Vonage Holdings Corp. (I)	14,015	92,359
Windstream Holdings, Inc. (L)	6,975	51,685
		41,549,166

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services - 0.0%
Boingo Wireless, Inc. (I)	2,750	$33,550
NII Holdings, Inc. (I)	3,914	6,654
Shenandoah Telecommunications Company	3,411	95,679
Spok Holdings, Inc.	1,591	28,956
Telephone & Data Systems, Inc.	10,320	277,918
		442,757
		41,991,923
Utilities - 2.1%
Electric utilities - 1.0%
ALLETE, Inc.	3,634	224,654
Alliant Energy Corp.	9,252	332,332
American Electric Power Company, Inc.	19,812	1,169,899
Duke Energy Corp.	27,763	2,048,077
Edison International	13,126	902,675
El Paso Electric Company	2,976	134,069
Entergy Corp.	7,216	495,956
Eversource Energy	12,785	659,962
Exelon Corp.	37,168	1,208,332
FirstEnergy Corp.	17,168	537,187
Great Plains Energy, Inc.	23,002	607,023
Hawaiian Electric Industries, Inc.	12,002	369,662
IDACORP, Inc.	9,275	706,291
MGE Energy, Inc.	2,592	153,446
NextEra Energy, Inc.	18,822	2,150,037
OGE Energy Corp.	22,152	701,111
Otter Tail Corp.	2,785	106,805
PG&E Corp.	20,087	1,181,116
Pinnacle West Capital Corp.	4,479	331,132
PNM Resources, Inc.	14,687	464,109
Portland General Electric Company	6,509	270,774
PPL Corp.	27,334	914,596
Spark Energy, Inc., Class A	405	10,328
The Empire District Electric Company	3,222	109,645
The Southern Company	39,449	1,847,002
Westar Energy, Inc.	15,722	895,525
Xcel Energy, Inc.	20,474	798,691
		19,330,436
Gas utilities - 0.3%
Atmos Energy Corp.	11,520	819,302
Chesapeake Utilities Corp.	1,080	69,984
Delta Natural Gas Company, Inc. (L)	686	17,500
National Fuel Gas Company	9,427	531,494
New Jersey Resources Corp.	15,820	544,999
Northwest Natural Gas Company	1,980	113,454
ONE Gas, Inc.	9,558	573,576
South Jersey Industries, Inc.	5,862	193,446
Southwest Gas Corp.	8,717	646,191
Spire, Inc.	3,243	209,303
UGI Corp.	19,218	860,966
WGL Holdings, Inc.	9,352	678,581
		5,258,796
Independent power and renewable electricity
producers - 0.1%
AES Corp.	26,579	304,330
Atlantic Power Corp.	10,112	26,797
Atlantica Yield PLC (L)	4,381	79,384
Dynegy, Inc. (I)	8,669	74,987
NRG Energy, Inc.	13,118	148,758
NRG Yield, Inc., Class A (L)	2,763	40,312
NRG Yield, Inc., Class C (L)	4,559	69,981
Ormat Technologies, Inc.	2,879	137,703
Pattern Energy Group, Inc. (L)	4,934	96,854
Talen Energy Corp. (I)	15,757	219,968
TerraForm Global, Inc., Class A (I)	7,132	27,102
TerraForm Power, Inc., Class A (I)	6,450	81,464
		1,307,640
Multi-utilities - 0.6%
Ameren Corp.	9,766	479,706
Avista Corp.	4,610	186,567
Black Hills Corp. (L)	9,555	561,356
CenterPoint Energy, Inc.	17,365	414,329
CMS Energy Corp.	11,274	453,440
Consolidated Edison, Inc.	12,271	856,148
Dominion Resources, Inc.	25,223	1,848,594
DTE Energy Company	7,228	672,855
MDU Resources Group, Inc.	21,664	602,692
NiSource, Inc.	12,979	284,759
NorthWestern Corp.	8,901	499,346
Public Service Enterprise Group, Inc.	20,383	842,022
SCANA Corp.	5,758	406,112
Sempra Energy	10,079	1,005,884
Unitil Corp.	1,079	45,825
Vectren Corp.	9,189	450,996
WEC Energy Group, Inc.	12,720	712,447
		10,323,078
Water utilities - 0.1%
American States Water Company	2,694	114,226
American Water Works Company, Inc.	7,174	519,900
Aqua America, Inc.	19,671	584,819
Artesian Resources Corp., Class A	700	22,064
California Water Service Group (L)	3,530	121,962
Connecticut Water Service, Inc.	827	45,088
Consolidated Water Company, Ltd.	1,306	14,301
Middlesex Water Company	1,199	48,847
SJW Corp. (L)	1,199	64,350
York Water Company	1,048	38,147
		1,573,704
		37,793,654
TOTAL COMMON STOCKS (Cost $1,742,626,927)		$1,783,391,108

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.6739% (W)(Y)	1,981,614	19,831,592
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,831,485)		$19,831,592
Total Investments (U.S. Strategic Equity
Allocation Fund)
(Cost $1,762,458,412) - 98.3%		$1,803,222,700
Other assets and liabilities, net - 1.7%		31,923,874
TOTAL NET ASSETS - 100.0%		$1,835,146,574

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.2%
Consumer discretionary - 8.3%
Hotels, restaurants and leisure - 3.4%
Royal Caribbean Cruises, Ltd.	140,122	$11,345,676
Media - 2.2%
Scripps Networks Interactive,
Inc., Class A	106,452	7,372,866
Specialty retail - 2.7%
Advance Auto Parts, Inc.	52,821	8,964,780
Ascena Retail Group, Inc. (I)	11,159	67,400
		9,032,180
		27,750,722
Consumer staples - 2.3%
Food products - 2.3%
Conagra Brands, Inc.	209,351	7,681,088
Lamb Weston Holdings, Inc. (I)	10	335
		7,681,423
		7,681,423
Energy - 7.8%
Energy equipment and services - 3.8%
Amec Foster Wheeler PLC	624,197	3,400,905
Baker Hughes, Inc.	148,506	9,553,391
		12,954,296
Oil, gas and consumable fuels - 4.0%
Devon Energy Corp.	275,796	13,329,221
		26,283,517
Financials - 23.0%
Banks - 12.3%
BB&T Corp.	256,114	11,589,159
Comerica, Inc.	176,040	11,222,550
Wintrust Financial Corp.	132,185	8,703,060
Zions Bancorporation	246,792	9,819,854
		41,334,623
Capital markets - 2.7%
Stifel Financial Corp. (I)	181,216	9,033,618
Insurance - 8.0%
Arthur J. Gallagher & Company	156,161	7,862,706
FNF Group	269,941	8,621,916
Willis Towers Watson PLC	82,143	10,216,125
		26,700,747
		77,068,988
Health care - 8.9%
Health care providers and services - 7.7%
AmerisourceBergen Corp.	94,827	7,395,558
Brookdale Senior Living, Inc. (I)	41,909	487,402
HealthSouth Corp.	209,911	8,746,991
Universal Health Services, Inc., Class B	75,123	9,241,631
		25,871,582
Pharmaceuticals - 1.2%
Mylan NV (I)	112,182	4,106,983
		29,978,565
Industrials - 15.7%
Aerospace and defense - 3.5%
Textron, Inc.	257,430	11,849,503
Building products - 3.4%
Johnson Controls International PLC	146,958	6,610,171
Owens Corning	94,607	4,860,908
		11,471,079
Commercial services and supplies - 2.1%
Clean Harbors, Inc. (I)	135,399	7,155,837
Construction and engineering - 2.6%
Fluor Corp.	162,663	8,704,097
Electrical equipment - 0.6%
Babcock & Wilcox Enterprises, Inc. (I)	131,349	2,093,703
Machinery - 2.2%
Ingersoll-Rand PLC	99,427	7,411,289
Marine - 0.8%
Kirby Corp. (I)	39,560	2,510,082
Road and rail - 0.5%
Swift Transportation Company (I)	60,386	1,507,838
		52,703,428
Information technology - 13.9%
Communications equipment - 3.0%
Ciena Corp. (I)	470,939	10,101,642
Electronic equipment, instruments and components - 5.2%
Keysight Technologies, Inc. (I)	262,919	9,683,307
Zebra Technologies Corp., Class A (I)	97,197	7,683,423
		17,366,730
IT services - 2.2%
Teradata Corp. (I)	274,715	7,376,098
Software - 1.9%
Citrix Systems, Inc. (I)	76,028	6,593,908
Technology hardware, storage and peripherals - 1.6%
Diebold, Inc.	233,179	5,316,481
		46,754,859
Materials - 7.2%
Chemicals - 4.7%
Eastman Chemical Company	133,290	10,012,745
W.R. Grace & Company	88,485	5,774,531
		15,787,276
Construction materials - 2.5%
Eagle Materials, Inc.	85,785	8,338,302
		24,125,578
Real estate - 5.3%
Equity real estate investment trusts - 5.3%
Forest City Realty Trust, Inc., Class A	376,356	6,958,822
Kimco Realty Corp.	225,567	5,760,981
Life Storage, Inc.	63,825	5,184,505
		17,904,308
		17,904,308
Telecommunication services - 2.0%
Diversified telecommunication services - 2.0%
Level 3 Communications, Inc. (I)	123,380	6,794,537
Utilities - 3.8%
Electric utilities - 3.8%
Edison International	108,087	7,433,143
FirstEnergy Corp.	167,197	5,231,594
		12,664,737
		12,664,737
TOTAL COMMON STOCKS (Cost $265,861,591)		$329,710,662

John Hancock Funds II
Portfolio of Investments — November 30, 2016 (unaudited) (showing percentage of total net assets)

Value Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
State Street Institutional Treasury Money
Market Fund, Premier Class,
0.2549% (Y)	5,764,704	$5,764,704
TOTAL SHORT-TERM INVESTMENTS (Cost $5,764,704)		$5,764,704
Total Investments (Value Fund)
(Cost $271,626,295) - 99.9%		$335,475,366
Other assets and liabilities, net - 0.1%		179,463
TOTAL NET ASSETS - 100.0%		$335,654,829

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate
Swap Rate
JHAM	John Hancock Asset Management
LIBOR	London Interbank Offered Rate
NVDR	Non Voting Depositary Receipts
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
TBA	To Be Announced. A forward mortgage-backed securities trade
issued by a U.S. Government Agency, to be delivered at an agreed-
upon future settlement date.
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of November 30, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as
maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933.
For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from
registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as
TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of
November 30, 2016.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The following funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 11-30-16:

Alpha Opportunities Fund
United States	88.5%
Canada	2.3%
Switzerland	1.8%
United Kingdom	1.6%
China	1.4%
Ireland	1.3%
Other countries	3.1%
Total	100.0%

Capital Appreciation Fund
United States	88.3%
China	6.4%
Spain	2.2%
Germany	1.6%
Netherlands	1.0%
Israel	0.5%
Total	100.0%

Capital Appreciation Value Fund
United States	88.9%
United Kingdom	5.3%
Netherlands	1.8%
Other countries	4.0%
Total	100.0%

High Yield Fund
United States	83.5%
United Kingdom	4.4%
Canada	2.4%
Luxembourg	2.2%
France	1.8%
Netherlands	1.4%
Other countries	4.3%
Total	100.0%

Investment Quality Bond Fund (as a percentage of total investments)
United States	83.2%
Cayman Islands	9.4%
United Kingdom	1.4%
Other countries	6.0%
Total	100.0%

Real Return Bond Fund (as a percentage of total investments)
United States	89.6%
Japan	4.3%

Cayman Islands	1.2%
United Kingdom	1.1%
Other countries	3.8%
Total	100.0%

Science & Technology Fund
United States	81.7%
China	5.2%
Netherlands	2.9%
Switzerland	2.0%
United Kingdom	1.7%
Singapore	1.7%
Japan	1.4%
South Korea	1.0%
Other countries	2.4%
Total	100.0%

Strategic Equity Allocation Fund
United States	64.5%
Japan	6.4%
United Kingdom	4.1%
Switzerland	2.9%
Canada	2.5%
Australia	2.4%
Germany	2.3%
France	2.3%
Taiwan	1.4%
South Korea	1.0%
Other countries	10.2%
Total	100.0%

Total Return Fund (as a percentage of total investments)
United States	79.7%
Japan	7.7%
United Kingdom	2.9%
Denmark	2.2%
Brazil	1.2%
Cayman Islands	1.1%
Other countries	5.2%
Total	100.0%

The following funds had the following sector composition as a percentage of net assets, unless otherwise indicated, on 11-30-16:

Fundamental Global Franchise Fund
Consumer staples	37.7%
Information technology	19.5%
Consumer discretionary	19.1%
Industrials	6.1%

Health care	3.2%
Real estate	2.9%
Financials	1.8%
Short-term investments and other	9.7%
Total	100.0%

Global Real Estate Fund
Retail REITs	23.0%
Office REITs	14.1%
Residential REITs	9.3%
Diversified REITs	8.8%
Real estate operating companies	8.2%
Diversified real estate activities	7.9%
Industrial REITs	6.4%
Health care REITs	6.4%
Specialized REITs	6.2%
Hotel and resort REITs	3.1%
Real estate development	3.0%
Health care facilities	1.1%
IT consulting & other services	0.6%
Hotels, resorts and cruise lines	0.3%
Short-term investments and other	1.6%
Total	100.0%

International Growth Opportunities Fund
Consumer discretionary	27.8%
Information technology	25.6%
Financials	13.9%
Health care	10.5%
Industrials	10.2%
Consumer staples	4.1%
Telecommunication services	3.7%
Materials	3.1%
Short-term investments and other	1.1%
Total	100.0%

International Growth Stock Fund
Consumer discretionary	19.4%
Financials	18.2%
Information technology	16.6%
Industrials	13.9%
Consumer staples	9.8%
Health care	8.2%
Energy	5.1%
Materials	2.5%
Short-term investments and other	6.3%
Total	100.0%

International Small Cap Fund
Consumer discretionary	22.3%

Industrials	19.1%
Financials	15.0%
Information technology	9.9%
Consumer staples	8.1%
Health care	6.3%
Energy	5.2%
Materials	4.8%
Real estate	3.5%
Short-term investments and other	5.8%
Total	100.0%

International Strategic Equity Allocation Fund (as a percentage of total investments)
Financials	23.2%
Industrials	13.3%
Consumer discretionary	11.9%
Consumer staples	10.5%
Health care	10.2%
Materials	8.4%
Energy	6.9%
Information technology	4.9%
Telecommunication services	4.1%
Real estate	3.5%
Utilities	3.1%
Total	100.0%

International Value Fund
Financials	25.5%
Energy	20.2%
Health care	13.8%
Information technology	10.6%
Consumer discretionary	7.6%
Materials	7.0%
Industrials	6.3%
Telecommunication services	5.6%
Utilities	0.7%
Consumer staples	0.5%
Short-term investments and other	2.2%
Total	100.0%

John Hancock Funds II

Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2016, all investments of Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund, Small Company Value Fund and U.S. Strategic Equity Allocation Fund are categorized as Level 1 under the hierarchy described above.

All investments of Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments of Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments of Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments of Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of November 30, 2016, by major security category or type:

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government and Agency obligations	$570,416,961	—	$570,416,961	—
Foreign government obligations	4,151,129	—	4,151,129	—
Corporate bonds	862,424,440	—	862,424,440	—
Capital preferred securities	7,444,854	—	7,444,854	—
Term loans	1,973,749	—	1,973,749	—
Convertible bonds	813,313	—	813,313	—
Municipal bonds	3,016,265	—	3,016,265	—
Collateralized mortgage obligations	295,320,848	—	295,320,848	—
Asset backed securities	218,376,680	—	218,376,680	—
Preferred securities	7,838,529	$6,996,865	841,664	—
Escrow certificates	66,640	—	66,640	—
Securities lending collateral	8,818,812	8,818,812	—	—
Short-term investments	145,967,555	132,928,555	13,039,000	—
Total investments in securities	$2,126,629,775	$148,744,232	$1,977,885,543	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Fund
Common stocks
Consumer discretionary	$24,478,296	$22,651,490	$1,469,500	$357,306
Consumer staples	11,800,813	11,780,023	20,790	—
Energy	14,427,888	14,427,888	—	—
Financials	49,795,977	48,009,552	1,786,425	—
Health care	27,722,290	27,249,059	473,231	—
Industrials	33,249,367	32,591,123	658,244	—
Information technology	34,909,857	30,493,751	4,416,106	—
Materials	9,708,001	8,414,094	1,293,907	—
Real estate	3,336,331	2,601,888	436,251	298,192
Telecommunication services	1,058,928	1,058,928	—	—
Utilities	3,807,503	3,807,503	—	—
Preferred securities	29,117,137	—	—	29,117,137
Corporate bonds	117,343	—	—	117,343
Short-term investments	9,400,000	—	9,400,000	—
Total investments in securities	$252,929,731	$203,085,299	$19,954,454	$29,889,978
Other financial instruments:
Forward foreign currency contracts	$3,080	—	$3,080	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Common stocks
Consumer discretionary	$472,760,148	$405,828,664	$66,931,484	—
Consumer staples	57,755,255	57,755,255	—	—
Energy	51,854,641	51,854,641	—	—
Financials	60,641,346	60,641,346	—	—
Health care	246,679,504	246,679,504	—	—
Industrials	59,181,529	59,181,529	—	—
Information technology	795,759,709	738,881,761	56,877,948	—
Materials	9,627,359	9,627,359	—	—
Real estate	13,604,262	13,604,262	—	—
Securities lending collateral	18,972,014	18,972,014	—	—
Total investments in securities	$1,786,835,767	$1,663,026,335	$123,809,432	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$166,120,358	$166,120,358	—	—
Consumer staples	182,925,567	166,501,958	$16,423,609	—
Energy	23,497,032	16,061,012	7,436,020	—
Financials	157,468,538	154,368,353	3,100,185	—
Health care	342,425,028	342,425,028	—	—
Industrials	92,990,426	90,101,954	2,888,472	—
Information technology	217,264,075	217,264,075	—	—
Materials	9,673,453	9,673,453	—	—
Real estate	7,506,618	7,506,618	—	—
Telecommunication services	7,907,003	7,907,003	—	—
Utilities	51,451,405	51,451,405	—	—
Preferred securities	48,000,775	48,000,775	—	—
Corporate bonds	482,534,713	—	482,534,713	—
Term loans	65,925,226	—	65,925,226	—
Purchased options	651,711	—	651,711	—
Short-term investments	140,151,108	140,151,108	—	—
Total investments in securities	$1,996,493,036	$1,417,533,100	$578,959,936	—
Other financial instruments:
Written options	($10,474,109)	—	($10,474,109)	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Global Franchise Fund
Common stocks
Belgium	$36,370,281	—	$36,370,281	—
France	27,699,780	—	27,699,780	—
Ireland	15,497,763	—	15,497,763	—
Italy	13,087,894	$13,087,894	—	—
Netherlands	35,683,980	—	35,683,980	—
South Korea	16,739,010	—	16,739,010	—
Switzerland	16,207,606	—	16,207,606	—
United Kingdom	71,736,438	18,815,560	52,920,878	—
United States	272,433,424	272,433,424	—	—
Short-term investments	53,514,296	53,514,296	—	—
Total investments in securities	$558,970,472	$357,851,174	$201,119,298	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Foreign government obligations	$121,191,311	—	$121,191,311	—
U.S. Government and Agency obligations	82,724,732	—	82,724,732	—
Corporate bonds	164,760,107	—	164,760,107	—
Term loans	803,800	—	803,800	—
Collateralized mortgage obligations	71,974,742	—	71,974,742	—
Asset backed securities	9,450,053	—	9,450,053	—
Common stocks	38,085	$38,085	—	—
Preferred securities	154,070	154,070	—	—
Escrow shares	468,300	—	468,300	—
Purchased options	1,283,683	123,046	1,160,637	—
Short-term investments	107,715,878	—	107,715,878	—
Total investments in securities	$560,564,761	$315,201	$560,249,560	—
Sale commitments outstanding	($1,086,285)	—	($1,086,285)	—
Other financial instruments:
Futures	($1,511,021)	($1,511,021)	—	—
Forward foreign currency contracts	2,722,472	—	$2,722,472	—
Written options	(1,614,511)	(142,709)	(1,471,802)	—
Interest rate swaps	2,146,770	—	2,146,770	—
Credit default swaps	(1,025,769)	—	(1,025,769)	—
Currency swaps	(7,556,371)	—	(7,556,371)	—
Inflation swaps	14,806	—	14,806	—
Volatility swaps	75,134	—	75,134	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund
Common stocks
Australia	$12,377,686	—	$12,377,686	—
Austria	1,585,697	—	1,585,697	—
Canada	3,671,084	$3,671,084	—	—
France	7,598,261	—	7,598,261	—
Germany	6,711,476	—	6,711,476	—
Hong Kong	15,388,101	—	15,388,101	—
Ireland	1,878,169	—	1,878,169	—
Japan	23,425,087	—	23,425,087	—
Malta	253,855	—	—	$253,855
Netherlands	1,189,110	1,189,110	—	—
Singapore	4,334,325	—	4,334,325	—
Spain	728,252	—	728,252	—
Sweden	2,735,111	—	2,735,111	—
Switzerland	1,218,860	—	1,218,860	—
United Kingdom	10,526,346	—	10,526,346	—
United States	112,276,076	112,276,076	—	—
Short-term investments	4,046,496	4,046,496	—	—
Total investments in securities	$209,943,992	$121,182,766	$88,507,371	$253,855

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Fund
Common stocks
Consumer discretionary	$160,911	—	—	$160,911
Consumer staples	4,633,888	$4,633,888	—	—
Health care	201,043,043	196,307,658	$4,215,230	520,155
Industrials	847,236	847,236	—	—
Preferred securities
Consumer discretionary	359,309	—	—	359,309
Health care	700,234	607,299	34,040	58,895
Information technology	307,268	—	—	307,268
Convertible bonds	319,751	—	319,751	—
Rights	13,520	13,520	—	—
Short-term investments	1,790,652	1,790,652	—	—
Total investments in securities	$210,175,812	$204,200,253	$4,569,021	$1,406,538
Other financial instruments:
Written options	($1,285)	($1,285)	—	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Fund
Foreign government obligations	$3,539,526	—	$3,539,526	—
Corporate bonds	448,976,781	—	446,274,718	$2,702,063
Convertible bonds	3,772,578	—	3,772,578	—
Term loans	22,648,122	—	22,648,122	—
Collateralized mortgage obligations	2,020,305	—	2,020,305	—
Common stocks	13,904,165	$4,522,516	—	9,381,649
Preferred securities	7,414,073	7,414,073	—	—
Escrow certificates	1,134	—	—	1,134
Securities lending collateral	9,913,318	9,913,318	—	—
Total investments in securities	$512,190,002	$21,849,907	$478,255,249	$12,084,846
Other financial instruments:
Futures	($53,381)	($53,381)	—	—
Forward foreign currency contracts	(322,480)	—	($322,480)	—
Credit default swaps	(659,920)	—	(659,920)	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Opportunities Fund
Common stocks
Argentina	$12,474,564	$12,474,564	—	—
China	150,384,804	107,196,696	$43,188,108	—
Denmark	37,502,148	—	37,502,148	—
France	35,132,615	—	35,132,615	—
Germany	37,829,675	—	37,829,675	—
Hong Kong	38,730,958	—	38,730,958	—
Israel	6,129,473	6,129,473	—	—
Italy	30,460,319	—	30,460,319	—
Japan	98,786,738	—	98,786,738	—
Netherlands	21,122,333	—	21,122,333	—
Norway	5,480,424	—	5,480,424	—
Portugal	3,849,044	—	3,849,044	—
South Korea	23,681,296	—	23,681,296	—
Spain	41,736,129	—	41,736,129	—
Sweden	65,933,594	—	65,933,594	—
Switzerland	12,932,209	—	12,932,209	—
United Kingdom	54,705,187	—	54,705,187	—
Rights	134,824	—	134,824	—
Short-term investments	340,749	340,749	—	—
Total investments in securities	$677,347,083	$126,141,482	$551,205,601	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Common stocks
Australia	$34,765,961	—	$34,765,961	—
Brazil	13,860,230	—	13,860,230	—
Canada	85,677,437	$85,677,437	—	—
China	7,616,259	7,616,259	—	—
Denmark	19,649,485	—	19,649,485	—
France	34,994,936	—	34,994,936	—
Germany	81,989,207	—	81,989,207	—
Hong Kong	38,732,850	—	38,732,850	—
Israel	19,037,784	19,037,784	—	—
Japan	73,223,065	—	73,223,065	—
Mexico	23,444,501	23,444,501	—	—
Netherlands	18,974,862	—	18,974,862	—
Singapore	30,908,967	22,922,892	7,986,075	—
South Korea	7,992,996	—	7,992,996	—
Spain	12,458,739	—	12,458,739	—
Sweden	33,041,022	—	33,041,022	—
Switzerland	62,828,301	—	62,828,301	—
Taiwan	22,144,903	—	22,144,903	—
Thailand	12,797,802	—	12,797,802	—
Turkey	7,704,950	—	7,704,950	—
United Kingdom	164,483,246	—	164,483,246	—
Short-term investments	52,658,605	52,658,605	—	—
Total investments in securities	$858,986,108	$211,357,478	$647,628,630	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Common stocks
Belgium	$10,581,911	—	$10,581,911	—
Brazil	7,219,997	—	7,219,997	—
Canada	49,103,231	$49,103,231	—	—
China	20,305,456	—	20,305,456	—
Finland	21,303,804	—	21,303,804	—
France	4,196,427	—	4,196,427	—
Germany	23,876,317	—	23,876,317	—
Hong Kong	37,099,722	—	37,099,722	—
India	12,127,806	—	12,127,806	—
Italy	12,999,345	—	12,999,345	—
Japan	114,902,292	—	114,902,292	—
Luxembourg	6,365,406	—	6,365,406	—
Netherlands	29,334,735	—	29,334,735	—
Norway	8,790,827	—	8,790,827	—
Philippines	3,755,437	—	3,755,437	—
Poland	3,925,651	—	3,925,651	—
Singapore	606,551	—	—	$606,551
South Korea	25,748,182	—	25,748,182	—
Spain	11,230,419	—	11,230,419	—
Sweden	20,296,596	—	20,296,596	—
Switzerland	27,282,513	6,272,751	21,009,762	—
Taiwan	21,439,296	—	21,439,296	—
Thailand	3,811,794	—	3,811,794	—
United Kingdom	53,028,164	4,099,889	48,928,275	—
Preferred securities	2,779,708	—	2,779,708	—
Exchange-traded funds	9,162,967	9,162,967	—	—
Securities lending collateral	34,847,302	34,847,302	—	—
Short-term investments	30,700,000	—	30,700,000	—
Total investments in securities	$606,821,856	$103,486,140	$502,729,165	$606,551

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Strategic Equity Allocation Fund
Common stocks
Australia	$113,539,084	—	$113,539,084	—
Austria	2,822,108	—	2,822,108	—
Belgium	17,356,703	—	17,356,703	—
Canada	121,798,535	$121,798,535	—	—
Chile	350,766	—	350,766	—
China	34,583	—	34,583	—
Denmark	21,687,905	—	21,687,905	—
Finland	7,924,235	—	7,924,235	—
France	109,407,621	—	109,407,621	—
Germany	104,510,758	—	104,510,758	—
Hong Kong	33,944,868	320,458	33,624,410	—
Ireland	13,624,552	411,726	13,212,826	—
Israel	8,357,894	2,003,257	6,354,637	—
Italy	24,898,874	—	24,898,874	—
Japan	308,566,419	—	308,566,419	—
Jersey, Channel Islands	681,761	—	681,761	—
Jordan	312,705	—	312,705	—
Luxembourg	3,585,905	—	3,585,905	—
Macau	1,465,940	—	1,465,940	—
Mexico	336,350	—	336,350	—
Netherlands	34,343,227	1,229,463	33,113,764	—
New Zealand	1,660,247	—	1,660,247	—
Norway	6,693,064	—	6,693,064	—
Portugal	1,776,434	—	1,776,434	—
Singapore	6,694,894	—	6,694,894	—
South Africa	1,495,025	—	1,495,025	—
Spain	33,002,727	—	33,002,727	—
Sweden	35,179,919	—	35,179,919	—
Switzerland	128,331,667	—	128,331,667	—
United Kingdom	184,769,266	—	184,769,266	—
United States	3,100,549	2,119,198	981,351	—
Preferred securities	7,134,954	—	7,134,954	—
Rights	27,658	21,817	5,841	—
Total investments in securities	$1,339,417,197	$127,904,454	$1,211,512,743	—
Other financial instruments:
Futures	($4,394,114)	($4,394,114)	—	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Common stocks
Australia	$26,052,201	—	$26,052,201	—
Belgium	8,741,073	—	8,741,073	—
Canada	98,285,776	$98,285,776	—	—
China	115,228,387	43,770,069	71,458,318	—
France	127,692,978	—	127,692,978	—
Germany	81,901,713	—	81,901,713	—
Hong Kong	51,943,748	—	51,943,748	—
India	11,815,649	—	11,815,649	—
Israel	27,632,027	27,632,027	—	—
Italy	29,311,325	—	29,311,325	—
Japan	86,119,768	—	86,119,768	—
Luxembourg	14,652,032	—	14,652,032	—
Mexico	5,231,597	5,231,597	—	—
Netherlands	129,639,025	—	129,639,025	—
Norway	18,146,674	—	18,146,674	—
Singapore	17,186,754	—	17,186,754	—
South Africa	7,684,479	—	7,684,479	—
South Korea	175,430,437	32,152,139	143,278,298	—
Sweden	6,858,291	—	6,858,291	—
Switzerland	93,149,404	—	93,149,404	—
Taiwan	16,989,479	—	16,989,479	—
Thailand	17,467,456	—	17,467,456	—
United Kingdom	195,556,020	—	195,556,020	—
United States	55,679,186	55,679,186	—	—
Securities lending collateral	12,206,827	12,206,827	—	—
Short-term investments	28,500,000	—	28,500,000	—
Total investments in securities	$1,459,102,306	$274,957,621	$1,184,144,685	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Fund
U.S. Government and Agency obligations	$360,057,584	—	$360,057,584	—
Foreign government obligations	9,555,524	—	9,555,524	—
Corporate bonds	187,353,821	—	187,353,821	—
Municipal bonds	5,398,806	—	5,398,806	—
Term loans	20,370,560	—	20,370,560	—
Collateralized mortgage obligations	56,166,799	—	56,166,799	—
Asset backed securities	100,780,099	—	99,660,659	$1,119,440
Common stocks	88,252	$88,252	—	—
Short-term investments	71,272,530	—	71,272,530	—
Total investments in securities	$811,043,975	$88,252	$809,836,283	$1,119,440
Other financial instruments:
Futures	$140,931	$140,931	—	—
Forward foreign currency contracts	548,215	—	$548,215	—
Written options	(11,633)	—	(11,633)	—
Interest rate swaps	791,566	—	791,566	—
Credit default swaps	(329,493)	—	(329,493)	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Common stocks
Consumer discretionary	$236,549,574	$230,524,746	$3,791,041	$2,233,787
Consumer staples	61,264,890	61,264,890	—	—
Energy	104,411,454	104,411,454	—	—
Financials	61,445,049	61,445,049	—	—
Health care	276,378,475	250,348,077	26,030,398	—
Industrials	166,000,570	166,000,570	—	—
Information technology	375,302,675	366,978,905	8,323,770	—
Materials	15,621,671	15,621,671	—	—
Real estate	28,674,024	26,892,801	—	1,781,223
Preferred securities	130,492,101	—	—	130,492,101
Corporate bonds	803,899	—	—	803,899
Securities lending collateral	95,026,625	95,026,625	—	—
Short-term investments	25,000,000	—	25,000,000	—
Total investments in securities	$1,576,971,007	$1,378,514,788	$63,145,209	$135,311,010

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Common stocks
Consumer discretionary	$92,291,068	$89,537,538	$2,753,530	—
Consumer staples	82,132,421	74,502,794	7,629,627	—
Energy	93,846,266	93,846,266	—	—
Financials	199,208,115	195,321,353	3,886,762	—
Health care	80,326,566	80,326,566	—	—
Industrials	78,299,934	76,242,481	2,057,453	—
Information technology	26,082,091	26,082,091	—	—
Materials	66,937,546	66,937,546	—	—
Real estate	49,120,708	49,120,708	—	—
Telecommunication services	2,662,192	2,662,192	—	—
Utilities	33,211,111	33,211,111	—	—
Securities lending collateral	39,403,014	39,403,014	—	—
Short-term investments	61,924,821	61,924,821	—	—
Total investments in securities	$905,445,853	$889,118,481	$16,327,372	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
U.S. Government and Agency obligations	$1,157,363,353	—	$1,157,363,353	—
Foreign government obligations	31,152,025	—	31,152,025	—
Corporate bonds	60,373,101	—	60,373,101	—
Municipal bonds	554,582	—	554,582	—
Collateralized mortgage obligations	17,063,246	—	17,063,246	—
Asset backed securities	27,567,493	—	27,567,493	—
Common stocks	10,702	$10,702	—	—
Purchased options	4,227,383	1,143	4,226,240	—
Short-term investments	86,222,880	—	86,222,880	—
Total investments in securities	$1,384,534,765	$11,845	$1,384,522,920	—
Other financial instruments:
Futures	$411,226	$411,226	—	—
Forward foreign currency contracts	5,686,313	—	$5,686,313	—
Written options	(2,383,703)	(23,466)	(2,360,237)	—
Interest rate swaps	2,267,179	—	2,267,179	—
Credit default swaps	(860,633)	—	(860,633)	—
Inflation swaps	(3,714,386)	—	(3,714,386)	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Common stocks
Consumer discretionary	$106,896,381	$106,789,571	—	$106,810
Health care	9,433,049	9,433,049	—	—
Industrials	7,286,806	7,286,806	—	—
Information technology	464,985,535	443,036,714	$21,948,821	—
Real estate	4,200,624	4,200,624	—	—
Telecommunication services	7,356,109	—	7,356,109	—
Preferred securities	4,177,378	—	—	4,177,378
Corporate bonds	2,061,508	—	2,061,508	—
Short-term investments	22,420,619	15,193,619	7,227,000	—
Total investments in securities	$628,818,009	$585,940,383	$38,593,438	$4,284,188

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Fund
Common stocks
Consumer discretionary	$24,257,727	$24,257,727	—	—
Consumer staples	1,433,568	1,433,568	—	—
Energy	6,607,199	6,607,199	—	—
Financials	15,266,236	15,266,236	—	—
Health care	38,031,570	38,031,570	—	—
Industrials	35,756,454	35,756,454	—	—
Information technology	61,180,282	58,254,689	$2,456,478	$469,115
Materials	7,296,718	7,296,718	—	—
Real estate	6,065,804	6,065,804	—	—
Telecommunication services	1,175,735	1,175,735	—	—
Utilities	1,127,648	1,127,648	—	—
Preferred securities	4,953,758	—	—	4,953,758
Securities lending collateral	28,605,753	28,605,753	—	—
Short-term investments	3,400,000	—	3,400,000	—
Total investments in securities	$235,158,452	$223,879,101	$5,856,478	$5,422,873

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$740,667,121	$489,630,692	$251,036,429	—
Consumer staples	566,017,339	343,718,444	222,298,895	—
Energy	448,480,905	333,794,571	114,686,334	—
Financials	1,442,893,173	979,206,098	463,684,452	$2,623
Health care	727,288,116	518,121,529	209,102,699	63,888
Industrials	744,722,758	473,467,263	271,255,495	—
Information technology	1,170,258,589	981,178,992	189,048,109	31,488
Materials	298,595,128	126,755,230	171,839,898	—
Real estate	254,635,625	179,541,315	75,084,318	9,992
Telecommunication services	207,488,474	110,400,452	97,063,099	24,923
Utilities	166,973,888	96,736,285	70,237,603	—
Preferred securities
Consumer discretionary	6,933,014	—	6,933,014	—
Consumer staples	4,046,167	—	4,046,167	—
Energy	2,704,711	—	2,704,711	—
Financials	11,078,768	1,132,829	9,945,939	—
Information technology	2,734,210	—	2,734,210	—
Materials	4,079,797	—	4,079,797	—
Telecommunication services	872,442	—	872,442	—
Utilities	780,932	—	780,932	—
Exchange-traded funds	71,946,653	71,946,653	—	—
Rights	30,127	13,777	349	16,001
Warrants	3,680	3,680	—	—
Securities lending collateral	744,152	744,152	—	—
Short-term investments	218,740,000	—	218,740,000	—
Total investments in securities	$7,092,715,769	$4,706,391,962	$2,386,174,892	$148,915
Other financial instruments:
Futures	($1,270,880)	($1,270,880)	—	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
U.S. Government and Agency obligations	$1,614,344,295	—	$1,614,344,295	—
Foreign government obligations	21,025,349	—	21,025,349	—
Corporate bonds	547,026,606	—	547,026,606	—
Term loans	2,308,902	—	2,308,902	—
Municipal bonds	66,741,477	—	66,741,477	—
Collateralized mortgage obligations	266,706,848	—	263,457,702	$3,249,146
Asset backed securities	115,672,986	—	111,172,986	4,500,000
Preferred securities	13,296,420	$6,261,180	7,035,240	—
Purchased options	1,421,554	47,369	1,374,185	—
Short-term investments	375,301,889	—	375,301,889	—
Total investments in securities	$3,023,846,326	$6,308,549	$3,009,788,631	$7,749,146
Other financial instruments:
Futures	$3,942,532	$3,942,532	—	—
Forward foreign currency contracts	20,723,026	—	$20,723,026	—
Written options	(4,380,131)	(167,375)	(4,212,756)	—
Interest rate swaps	(8,847,651)	—	(8,847,651)	—
Credit default swaps	(1,698,131)	—	(1,698,131)	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. High Yield Bond Fund
Corporate bonds	$307,396,232	—	$307,396,232	—
Term loans	7,353,800	—	7,353,800	—
Convertible bonds	528,750	—	528,750	—
Common stocks	3,336,381	$3,336,381	—	—
Rights	385,152	—	385,152	—
Securities lending collateral	2,645,090	2,645,090	—	—
Short-term investments	9,783,112	8,546,996	1,236,116	—
Total investments in securities	$331,428,517	$14,528,467	$316,900,050	—

	Total Value at 11-30-16	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Fund
Common stocks
Consumer discretionary	$27,750,722	$27,750,722	—	—
Consumer staples	7,681,423	7,681,423	—	—
Energy	26,283,517	22,882,612	$3,400,905	—
Financials	77,068,988	77,068,988	—	—
Health care	29,978,565	29,978,565	—	—
Industrials	52,703,428	52,703,428	—	—
Information technology	46,754,859	46,754,859	—	—
Materials	24,125,578	24,125,578	—	—
Real estate	17,904,308	17,904,308	—	—
Telecommunication services	6,794,537	6,794,537	—	—
Utilities	12,664,737	12,664,737	—	—
Short-term investments	5,764,704	5,764,704	—	—
Total investments in securities	$335,475,366	$332,074,461	$3,400,905	—

For the following funds, securities at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Fund	Approximate market values transferred
International Growth Stock Fund	$13,092,000
International Small Cap Fund	15,488,000

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Fund	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 8-31-16	$694,619	$30,642,279	$117,343	$31,454,241
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(39,121)	(586,664)	-	(625,785)
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(938,478)	-	(938,478)
Balance as of 11-30-16	$655,498	$29,117,137	$117,343	$29,889,978
Change in unrealized at period end*	($39,121)	($472,229)	-	($511,350)

High Yield Fund	Corporate bonds	Common stocks	Escrow certificates	Total
Balance as of 8-31-16	$3,650,211	$7,346,493	$1,134	$10,997,838
Realized gain (loss)	(2,262,480)	85,394	-	(2,177,086)
Change in unrealized appreciation (depreciation)	2,338,517	918,730	-	3,257,247
Purchases	93,184	-	-	93,184
Sales	(1,117,369)	(85,527)	-	(1,202,896)
Transfers into Level 3	-	1,116,559	-	1,116,559
Transfers out of Level 3	-	-	-	-
Balance as of 11-30-16	$2,702,063	$9,381,649	$1,134	$12,084,846
Change in unrealized at period end*	($24,992)	$918,598	-	$893,606

Mid Cap Stock Fund	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 8-31-16	$4,257,349	$137,031,055	$803,899	$142,092,303
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(242,339)	(2,869,050)	-	(3,111,389)
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(3,669,904)	-	(3,669,904)
Balance as of 11-30-16	$4,015,010	$130,492,101	$803,899	$135,311,010
Change in unrealized at period end*	($242,339)	($2,421,563)	-	($2,663,902)

Small Cap Growth Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-16	$469,115	$5,778,406	$6,247,521
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	(294,548)	(294,548)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(530,100)	(530,100)
Balance as of 11-30-16	$469,115	$4,953,758	$5,422,873
Change in unrealized at period end*	-	($229,910)	($229,910)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below.

Alpha Opportunities Fund
	Fair Value at 11-30-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$298,192	Market Approach	Prior / recent transactions	$50.19
	$357,306	Market Approach	EV to revenue multiple Discount	3.30x - 3.54x (weighted average 3.49x) 10% - 17.5% (weighted average 11.6%)
	$655,498

Preferred Securities	$8,730,465	Market Approach	EV to revenue multiple Discount	1.24x - 8.69x (weighted average 5.59x) 10% - 25% (weighted average 15.9%)
	$2,430,173	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	1.47x - 5.30x (weighted average 3.54x) 17.5% - 25% (weighted average 19.6%) 40% - 55% (weighted average 45.8%)
	$17,589,798	Market Approach	Prior / recent transactions	$43.82 - $50.19 (weighted average $48.58)
	$366,701	Market Approach	Probability weighted expected future price Discount	$2.78 32%
	$29,117,137

Corporate Bonds	$117,343	Market Approach	Prior / recent transactions	$100

Total	$29,889,978

High Yield Fund
	Fair Value at 11-30-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$6,484,276	Market Approach	EV/EBITDA multiple Discount	10.43x - 13.21x (weighted average 12.88x) 25%
	$1,512,440	Market Approach	Expected future value Discount	$11.56 20%
	$1,116,559	Market Approach	Prior / recent transactions	$984.62
	$9,113,275

Escrow Certificates	$1,134	Market Approach	Estimated liquidation value	$0.03

Corporate Bonds	$2,702,063	Market Approach	Yield	1,115 bps

Total	$11,816,472	*

* These amounts exclude valuations provided by a broker, which amounted to $268,374

Mid Cap Stock Fund
	Fair Value at 11-30-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$1,781,223	Market Approach	Prior / recent transactions	$50.19
	$2,233,787	Market Approach	EV to revenue multiple Discount	3.30x - 3.54x (weighted average 3.49x) 10% - 17.5% (weighted average 11.6%)
	$4,015,010

Preferred Securities	$14,418,670	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	1.47x - 5.30x (weighted average 3.58x) 17.5% - 25% (weighted average 19.6%) 40% - 55% (weighted average 45.9%)
	$37,210,486	Market Approach	EV to revenue multiple Discount	1.24x - 8.69x (weighted average 4.97x) 10% - 25% (weighted average 13.9%)
	$2,179,999	Market Approach	Probability weighted expected future price Discount	$2.78 32%
	$76,131,991	Market Approach	Prior / recent transactions	$43.82 - $50.19 (weighted average $48.50)
	$550,955	Market Approach	Expected future value Discount	$1.28 18.75%
	$130,492,101

Corporate Bonds	$803,899	Market Approach	Prior / recent transactions	$100

Total	$135,311,010

Small Cap Growth Fund
	Fair Value at 11-30-16	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$469,115	Market Approach	Expected future value Discount	$3.20 10%

Preferred Securities	$3,014,037	Market Approach	EV to revenue multiple Discount	3.54x - 8.69x (weighted average 6.70x) 10% - 17.5% (weighted average 11.9%)
	$671,176	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	1.47x 25% 55%
	$390,114	Market Approach	Probability weighted expected future price Discount	$5.15 - $6.86 (weighted average $6.08) 32%
	$878,431	Market Approach	Expected future value Discount	$4.40 10%
$4,953,758

Total	$5,422,873

A change to unobservable inputs of a fund's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant Unobservable Input			Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility			Increase/Decrease	Increase/Decrease
Discount			Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple			Increase	Decrease
Enterprise value (“EV”) to revenue multiple			Increase	Decrease
Expected future value			Increase	Decrease
Estimated liquidation value			Increase	Decrease
Prior/recent transactions			Increase	Decrease
Probability weighted expected future price			Increase	Decrease
Yield			Decrease	Increase

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November, 2016, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Fund	$2,124,016,102	$37,891,300	($35,277,627)	$2,613,673
Alpha Opportunities Fund	242,806,131	13,391,241	(3,267,641)	10,123,600
Asia Pacific Total Return Bond Fund	379,431,552	3,338,291	(28,791,584)	(25,453,293)
Capital Appreciation Fund	1,037,906,827	771,578,884	(22,649,944)	748,928,940
Capital Appreciation Value Fund	1,784,924,203	227,563,107	(15,994,274)	211,568,833
Core Bond Fund	1,578,571,358	3,028,939	(29,521,106)	(26,492,167)
Fundamental Global Franchise Fund	511,258,439	52,234,455	(4,522,422)	47,712,033
Global Bond Fund	585,701,517	3,634,940	(28,771,696)	(25,136,756)
Global Real Estate Fund	206,842,614	8,903,902	(5,802,524)	3,101,378
Health Sciences Fund	175,726,430	44,541,185	(10,091,803)	34,449,382
High Yield Fund	543,580,119	17,184,373	(48,574,490)	(31,390,117)
International Growth Opportunities Fund	587,888,664	157,717,045	(68,258,626)	89,458,419
International Growth Stock Fund	803,156,504	98,502,785	(42,673,181)	55,829,604

International Small Cap Fund	548,068,923	114,197,401	(55,444,468)	58,752,933
International Strategic Equity Allocation Fund	1,351,966,027	24,993,308	(37,542,138)	(12,548,830)
International Value Fund	1,467,429,803	186,080,692	(194,408,189)	(8,327,497)
Investment Quality Bond Fund	821,304,207	4,783,102	(15,043,334)	(10,260,232)
Lifestyle II Aggressive Portfolio	124,981,967	2,897,047	(48,945)	2,848,102
Lifestyle II Balanced Portfolio	381,682,905	7,157,142	(2,231,917)	4,925,225
Lifestyle II Conservative Portfolio	81,697,942	657,945	(734,467)	(76,522)
Lifestyle II Growth Portfolio	316,906,921	6,337,269	(1,187,196)	5,150,073
Lifestyle II Moderate Portfolio	101,742,451	753,937	(938,778)	(184,841)
Mid Cap Stock Fund	1,409,674,925	232,562,368	(65,266,286)	167,296,082
Mid Value Fund	732,629,925	193,916,138	(21,100,210)	172,815,928
Real Estate Equity Fund	136,669,230	82,230,343	(513,647)	81,716,696
Real Estate Securities Fund	528,972,343	57,787,416	(16,957,970)	40,829,446
Real Return Bond Fund	1,413,725,974	5,150,230	(34,341,439)	(29,191,209)
Science & Technology Fund	567,614,757	73,350,744	(12,147,492)	61,203,252
Short Term Government Income Fund	231,376,490	190,629	(5,718,418)	(5,527,789)
Small Cap Growth Fund	205,827,858	36,023,460	(6,692,866)	29,330,594
Small Company Growth Fund	163,440,199	55,805,371	(7,033,318)	48,772,053
Small Company Value Fund	154,476,051	92,756,254	(2,597,072)	90,159,182
Strategic Equity Allocation Fund	6,459,910,358	898,057,454	(265,252,043)	632,805,411
Total Return Fund	3,086,583,856	24,706,644	(87,444,174)	(62,737,530)
U.S. High Yield Bond Fund	348,144,734	9,634,200	(26,350,417)	(16,716,217)
U.S. Strategic Equity Allocation Fund	1,762,458,412	66,157,802	(25,393,514)	40,764,288
Value Fund	273,912,537	74,805,219	(13,242,390)	61,562,829

Derivative instruments. Certain funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following tables summarize the contracts held at November 30, 2016. In addition, the tables detail how the funds used futures contracts during the period ended November 30, 2016.

Global Bond Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes and to manage duration of the fund.
Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

3-Year Australian Treasury Bond Futures	10	Long	Dec 2016	$832,762	$826,105	($6,657)
5-Year U.S. Treasury Note Futures	1,078	Long	Mar 2017	127,335,289	127,035,562	(299,727)
10-Year Australian Treasury Bond Futures	28	Long	Dec 2016	2,740,060	2,664,242	(75,818)
10-Year Canada Government Bond Futures	52	Long	Mar 2017	5,377,802	5,376,133	(1,669)
10-Year Japan Government Bond Futures	20	Long	Dec 2016	26,485,705	26,320,528	(165,177)
10-Year U.S. Treasury Note Futures	832	Long	Mar 2017	103,812,510	103,597,000	(215,510)
Euro SCHATZ Futures	141	Long	Dec 2016	16,740,262	16,781,231	40,969
Euro-BTP Italian Government Bond Futures	24	Long	Dec 2016	3,650,435	3,442,307	(208,128)
Euro-Buxl Futures	12	Long	Dec 2016	2,246,044	2,230,263	(15,781)
Euro-Buxl Futures	4	Long	Mar 2017	729,561	734,857	5,296
Euro-OAT Futures	147	Long	Dec 2016	24,434,998	23,826,172	(608,826)
German Euro BOBL Futures	145	Long	Dec 2016	20,211,904	20,197,927	(13,977)
German Euro BUND Futures	14	Long	Mar 2017	2,409,390	2,413,829	4,439
U.K. Long Gilt Bond Futures	75	Long	Mar 2017	11,611,404	11,575,160	(36,244)
Ultra U.S. Treasury Bond Futures	116	Long	Mar 2017	18,756,752	18,723,125	(33,627)
2-Year U.S. Treasury Note Futures	211	Short	Mar 2017	(45,772,296)	(45,747,438)	24,858
10-Year Japan Government Bond Futures	4	Short	Dec 2016	(610,385)	(588,683)	21,702
German Euro BUND Futures	97	Short	Dec 2016	(16,608,563)	(16,557,841)	50,722
U.S. Treasury Long Bond Futures	40	Short	Mar 2017	(6,073,384)	(6,051,250)	22,134
						($1,511,021)

High Yield Fund
The fund used futures contracts to manage against anticipated interest rate changes.
Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

2-Year U.S. Treasury Note Futures	296	Long	Mar 2017	$64,200,587	$64,176,500	($24,087)
5-Year U.S. Treasury Note Futures	177	Long	Mar 2017	20,887,638	20,858,344	(29,294)
						($53,381)

International Strategic Equity Allocation Fund
The fund used futures contracts to maintain a fully invested position relative to the target benchmark.
Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

Canadian Dollar Futures	40	Long	Dec 2016	$2,971,932	$2,980,200	$8,268
Mini MSCI EAFE Index Futures	387	Long	Dec 2016	31,612,554	31,639,185	26,631
Mini MSCI Emerging Markets Index Futures	7,979	Long	Dec 2016	348,760,460	344,293,850	(4,466,610)
S&P/TSX 60 Index Futures	24	Long	Dec 2016	3,132,626	3,170,223	37,597
						($4,394,114)

Investment Quality Bond Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, manage against anticipated interest rate changes and to manage duration of the fund.
Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

5-Year U.S. Treasury Note Futures	712	Long	Mar 2017	$83,895,077	$83,904,750	$9,673
10-Year Australian Treasury Bond Futures	101	Long	Dec 2016	9,668,694	9,610,303	(58,391)
Eurodollar Futures	92	Long	Dec 2017	22,748,536	22,679,150	(69,386)
U.S. Treasury Long Bond Futures	117	Long	Mar 2017	17,791,228	17,699,906	(91,322)
10-Year U.S. Treasury Note Futures	596	Short	Mar 2017	(74,434,459)	(74,211,314)	223,145
10-Year Ultra U.S. Futures	115	Short	Mar 2017	(15,466,410)	(15,460,312)	6,098
Eurodollar Futures	92	Short	Sep 2018	(22,726,281)	(22,606,700)	119,581
Ultra U.S. Treasury Bond Futures	22	Short	Mar 2017	(3,552,471)	(3,550,938)	1,533
						$140,931

Real Return Bond Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes and to manage duration of the fund.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

Euro-BTP Italian Government Bond Futures	12	Long	Dec 2016	$1,793,783	$1,721,154	($72,629)
German Euro BUND Futures	76	Long	Mar 2017	13,081,158	13,103,643	22,485
U.S. Treasury Long Bond Futures	14	Long	Mar 2017	2,125,567	2,117,938	(7,629)
2-Year U.S. Treasury Note Futures	475	Short	Mar 2017	(103,002,397)	(102,985,938)	16,459
10-Year Japan Government Bond Futures	8	Short	Dec 2016	(10,614,022)	(10,528,211)	85,811
10-Year U.S. Treasury Note Futures	104	Short	Mar 2017	(13,003,954)	(12,949,625)	54,329
Eurodollar Futures	167	Short	Dec 2016	(41,352,435)	(41,336,675)	15,760
Euro-OAT Futures	65	Short	Dec 2016	(10,759,991)	(10,535,383)	224,608
German Euro BOBL Futures	58	Short	Dec 2016	(8,096,632)	(8,079,171)	17,461
German Euro BUND Futures	48	Short	Dec 2016	(8,226,012)	(8,193,571)	32,441
U.K. Long Gilt Bond Futures	46	Short	Mar 2017	(7,121,562)	(7,099,432)	22,130
						$411,226

Strategic Equity Allocation Fund
The fund used futures contracts to manage against anticipated currency exchange rate changes, maintain diversity of the fund, gain exposure to foreign currency and as a substitute for securities purchased.
Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

10-Year Government of Canada Bond Futures	112	Long	Dec 2016	$8,611,734	$8,344,560	($267,174)
Mini MSCI EAFE Index Futures	1,048	Long	Dec 2016	89,228,900	85,679,240	(3,549,660)
Mini MSCI Emerging Markets Index Futures	443	Long	Dec 2016	20,201,752	19,115,450	(1,086,302)
Russell 2000 Mini Index Futures	22	Long	Dec 2016	2,851,591	2,909,060	57,469
S&P 500 Index Futures	206	Long	Dec 2016	110,372,757	113,238,201	2,865,444
S&P Mid 400 Index E-Mini Futures	58	Long	Dec 2016	9,087,857	9,436,020	348,163
S&P/TSX 60 Index Futures	66	Long	Dec 2016	8,356,932	8,718,112	361,180
						($1,270,880)

Total Return Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity of the fund, manage against anticipated interest rate changes and to manage duration of the fund.
Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

5-Year U.S. Treasury Note Futures	3,490	Long	Mar 2017	$412,290,804	$411,274,688	($1,016,116)
10-Year U.S. Treasury Note Futures	3,622	Long	Mar 2017	451,887,603	450,995,594	(892,009)
U.S. Treasury Long Bond Futures	350	Long	Mar 2017	53,059,379	52,948,438	(110,941)
10-Year Canada Government Bond Futures	157	Short	Mar 2017	(16,253,803)	(16,231,787)	22,016
10-Year Japan Government Bond Futures	38	Short	Dec 2016	(50,202,845)	(50,009,003)	193,842
Euro-BTP Italian Government Bond Futures	27	Short	Dec 2016	(3,854,500)	(3,872,595)	(18,095)
Eurodollar Futures	263	Short	Mar 2017	(65,168,086)	(65,066,200)	101,886
Eurodollar Futures	469	Short	Dec 2017	(116,145,791)	(115,614,362)	531,429
Eurodollar Futures	3,081	Short	Mar 2018	(761,773,292)	(758,811,787)	2,961,505
Eurodollar Futures	366	Short	Jun 2018	(90,443,138)	(90,036,000)	407,138
Eurodollar Futures	1,098	Short	Sep 2018	(270,561,885)	(269,806,050)	755,835
Eurodollar Futures	1,012	Short	Dec 2018	(249,233,212)	(248,370,100)	863,112
Euro-OAT Futures	108	Short	Dec 2016	(17,516,039)	(17,504,944)	11,095
German Euro BUND Futures	49	Short	Dec 2016	(8,392,110)	(8,364,270)	27,840
U.K. Long Gilt Bond Futures	187	Short	Mar 2017	(28,964,728)	(28,860,733)	103,995
						$3,942,532

U.S. Strategic Equity Allocation Fund
The fund used futures contracts to maintain a fully invested position relative to the target benchmark.
Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

Russell 2000 Mini Index Futures	15	Long	Dec 2016	$1,956,475	$1,983,450	$26,975
S&P 500 Index Futures	83	Long	Dec 2016	44,780,279	45,625,100	844,821
S&P Mid 400 Index E-Mini Futures	23	Long	Dec 2016	3,608,804	3,741,870	133,066
						$1,004,862
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at November 30, 2016. In addition, the tables detail how the funds used forward foreign currency contracts during the period ended November 30, 2016.

Alpha Opportunities Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CHF	170,000	USD	172,614	JPMorgan Chase Bank N.A.	12/21/2016	-	($5,178)	($5,178)
USD	175,694	CHF	170,000	Citibank N.A.	12/21/2016	$8,258	-	8,258
						$8,258	($5,178)	$3,080

Asia Pacific Total Return Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
MYR	17,536,750	USD	3,850,000	Australia and New Zealand Banking Group	12/15/2016	$166,494	-	$166,494
USD	8,163,166	AUD	11,000,000	RBC Dominion Securities	12/28/2016	45,943	-	45,943
USD	12,173,288	KRW	14,354,620,000	RBC Dominion Securities	12/27/2016	-	($105,151)	(105,151)
USD	7,937,338	MYR	35,150,500	RBC Dominion Securities	12/15/2016	70,843	-	70,843
USD	14,405,359	MYR	63,974,200	Australia and New Zealand Banking Group	12/28/2016	95,909	-	95,909
USD	9,512,982	NZD	13,600,000	Australia and New Zealand Banking Group	12/28/2016	-	(109,800)	(109,800)
						$379,189	($214,951)	$164,238

Global Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the fund.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	1,635,000	USD	1,252,926	Citibank N.A.	12/2/2016	-	($45,561)	($45,561)
AUD	2,108,000	USD	1,559,603	JPMorgan Chase Bank N.A.	12/2/2016	-	(2,951)	(2,951)
BRL	15,480,608	USD	4,918,070	BNP Paribas SA	12/2/2016	-	(340,784)	(340,784)

BRL	11,637,945	USD	3,426,250	JPMorgan Chase Bank	12/2/2016	$14,841	-	14,841
CAD	6,212,000	USD	4,612,339	BNP Paribas SA	12/2/2016	12,118	-	12,118
CAD	4,401,000	USD	3,284,990	JPMorgan Chase Bank N.A.	12/2/2016	-	(8,712)	(8,712)
CNY	4,106,459	USD	622,379	HSBC Bank USA	1/6/2017	-	(27,065)	(27,065)
CNY	11,600,100	USD	1,750,298	Bank of America N.A.	1/13/2017	-	(69,065)	(69,065)
CNY	11,650,006	USD	1,759,288	HSBC Bank USA	1/13/2017	-	(70,822)	(70,822)
DKK	7,300,000	USD	1,102,646	Goldman Sachs Bank USA	1/3/2017	-	(60,882)	(60,882)
EUR	44,431,583	USD	48,902,066	Bank of America N.A.	2/14/2017	-	(1,630,704)	(1,630,704)
EUR	5,142,000	USD	5,551,829	Citibank N.A.	2/14/2017	-	(81,186)	(81,186)
EUR	21,301,417	USD	23,339,217	Goldman Sachs Bank USA	2/14/2017	-	(676,350)	(676,350)
EUR	4,779,000	USD	5,151,563	Standard Chartered Bank	2/14/2017	-	(67,120)	(67,120)
GBP	1,580,000	USD	1,996,291	Citibank N.A.	2/14/2017	-	(15,534)	(15,534)
GBP	2,989,000	USD	3,718,224	Goldman Sachs Bank USA	2/14/2017	28,917	-	28,917
GBP	459,000	USD	571,055	Standard Chartered Bank	2/14/2017	4,367	-	4,367
IDR	1,501,672,000	USD	113,471	JPMorgan Chase Bank	1/17/2017	-	(3,403)	(3,403)
INR	20,471,637	USD	304,230	BNP Paribas SA	1/17/2017	-	(6,510)	(6,510)
INR	144,065,040	USD	2,130,037	Goldman Sachs Bank USA	1/17/2017	-	(34,889)	(34,889)
JPY	320,000,000	USD	2,857,143	Citibank N.A.	12/5/2016	-	(59,816)	(59,816)
JPY	180,000,000	USD	1,606,971	JPMorgan Chase Bank N.A.	12/5/2016	-	(33,474)	(33,474)
JPY	450,000,000	USD	4,431,511	UBS AG	12/21/2016	-	(493,958)	(493,958)
JPY	7,333,400,000	USD	69,228,278	BNP Paribas SA	2/14/2017	-	(4,876,923)	(4,876,923)
JPY	471,100,000	USD	4,377,110	Goldman Sachs Bank USA	2/14/2017	-	(243,157)	(243,157)
JPY	56,500,000	USD	517,208	Royal Bank of Canada	2/14/2017	-	(21,415)	(21,415)
KRW	2,090,365,162	USD	1,844,087	UBS AG	1/17/2017	-	(56,075)	(56,075)
MXN	1,921,000	USD	100,456	Citibank N.A.	2/13/2017	-	(7,922)	(7,922)
MXN	27,616,170	USD	1,439,504	Deutsche Bank AG London	2/13/2017	-	(109,250)	(109,250)
SEK	7,355,000	USD	817,289	Credit Suisse International	2/14/2017	-	(16,324)	(16,324)
USD	3,363,224	AUD	4,440,000	JPMorgan Chase Bank N.A.	12/2/2016	84,506	-	84,506
USD	4,519,012	BRL	15,480,608	BNP Paribas SA	12/2/2016	-	(58,274)	(58,274)
USD	3,366,000	BRL	11,637,945	JPMorgan Chase Bank	12/2/2016	-	(75,092)	(75,092)
USD	12,627,702	CAD	17,064,000	JPMorgan Chase Bank N.A.	12/2/2016	-	(75,409)	(75,409)
USD	597,347	CNY	4,106,459	Standard Chartered Bank London	1/6/2017	2,032	-	2,032
USD	650,000	CNY	4,487,275	Bank of America N.A.	1/13/2017	-	(352)	(352)
USD	2,711,000	CNY	18,762,831	BNP Paribas SA	1/13/2017	-	(8,346)	(8,346)
USD	12,206,342	CNY	83,089,792	Barclays Capital	2/15/2017	179,072	-	179,072
USD	294,000	CNY	2,035,382	Royal Bank of Canada	2/15/2017	-	(622)	(622)

USD	5,895,023	DKK	39,000,000	Bank of America N.A.	1/3/2017	329,439	-	329,439
USD	863,708	DKK	5,780,000	BNP Paribas SA	1/3/2017	38,860	-	38,860
USD	1,470,926	DKK	10,230,000	Goldman Sachs Bank USA	1/3/2017	11,030	-	11,030
USD	1,777,792	DKK	12,055,000	JPMorgan Chase Bank N.A.	1/3/2017	57,456	-	57,456
USD	5,825,288	DKK	38,377,000	Bank of America N.A.	4/3/2017	323,391	-	323,391
USD	1,310,261	DKK	8,710,000	HSBC Bank USA	4/3/2017	61,556	-	61,556
USD	1,533,950	DKK	10,100,000	Morgan Stanley Bank, N.A.	4/3/2017	85,969	-	85,969
USD	2,779,052	DKK	18,290,000	UBS AG	4/3/2017	156,917	-	156,917
USD	3,806,105	DKK	25,185,000	Bank of America N.A.	7/3/2017	177,809	-	177,809
USD	1,301,247	DKK	8,460,000	BNP Paribas SA	7/3/2017	82,451	-	82,451
USD	5,194,083	DKK	34,095,000	JPMorgan Chase Bank N.A.	7/3/2017	282,159	-	282,159
USD	3,672,166	DKK	24,140,000	Morgan Stanley Bank, N.A.	7/3/2017	194,418	-	194,418
USD	9,086,677	DKK	59,336,000	HSBC Bank USA	10/2/2017	494,523	-	494,523
USD	1,384,170	DKK	9,000,000	JPMorgan Chase Bank N.A.	10/2/2017	80,924	-	80,924
USD	2,130,214	EUR	1,900,000	UBS AG	12/21/2016	114,485	-	114,485
USD	13,863,950	GBP	11,111,000	BNP Paribas SA	2/14/2017	-	(65,286)	(65,286)
USD	899,120	GBP	715,000	Goldman Sachs Bank USA	2/14/2017	2,765	-	2,765
USD	359,000	INR	24,273,067	Deutsche Bank AG London	1/17/2017	5,995	-	5,995
USD	2,079,000	INR	140,727,510	JPMorgan Chase Bank	1/17/2017	32,390	-	32,390
USD	4,851,851	JPY	500,000,000	JPMorgan Chase Bank N.A.	12/5/2016	481,027	-	481,027
USD	25,285,949	JPY	2,560,000,000	Goldman Sachs Bank USA	12/12/2016	2,899,936	-	2,899,936
USD	19,980,601	JPY	2,060,000,000	Goldman Sachs Bank USA	1/19/2017	1,924,682	-	1,924,682
USD	9,856,987	JPY	1,020,000,000	Royal Bank of Canada	1/19/2017	916,677	-	916,677
USD	9,874,774	JPY	1,020,000,000	JPMorgan Chase Bank N.A.	1/30/2017	929,826	-	929,826
USD	9,784,173	JPY	1,020,000,000	Citibank N.A.	2/6/2017	836,494	-	836,494
USD	2,574,385	JPY	260,000,000	HSBC Bank USA	2/10/2017	293,231	-	293,231
USD	6,901,686	JPY	750,000,000	Goldman Sachs Bank USA	2/27/2017	316,855	-	316,855
USD	2,871,037	JPY	320,000,000	Citibank N.A.	3/6/2017	60,602	-	60,602
USD	13,521,556	JPY	1,520,000,000	JPMorgan Chase Bank N.A.	3/6/2017	171,994	-	171,994
USD	1,445,000	KRW	1,644,265,500	Standard Chartered Bank London	1/17/2017	38,563	-	38,563
USD	319,000	KRW	363,309,100	UBS AG	1/17/2017	8,240	-	8,240
USD	1,146,306	NZD	1,600,000	Goldman Sachs Bank USA	12/2/2016	13,186	-	13,186
USD	938,031	NZD	1,316,000	JPMorgan Chase Bank N.A.	12/2/2016	6,039	-	6,039
USD	3,231,069	SGD	4,516,226	Citibank N.A.	1/17/2017	80,042	-	80,042
USD	8,825,224	SGD	12,359,357	HSBC Bank USA	1/17/2017	201,947	-	201,947
USD	1,102,076	SGD	1,560,000	Standard Chartered Bank	1/17/2017	13,645	-	13,645
USD	2,421,473	TWD	76,433,795	UBS AG	3/21/2017	14,329	-	14,329
						$12,065,705	($9,343,233)	$2,722,472

High Yield Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	2,971,914	USD	3,305,392	Citibank N.A.	1/20/2017	-	($147,273)	($147,273)
EUR	2,141,152	USD	2,382,024	UBS AG London	1/20/2017	-	(106,717)	(106,717)
GBP	700,000	USD	870,889	UBS AG London	1/20/2017	$6,211	-	6,211
USD	3,783,776	GBP	3,079,388	UBS AG London	1/20/2017	-	(74,701)	(74,701)
						$6,211	($328,691)	($322,480)

Investment Quality Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	7,224,000	USD	2,124,706	Credit Agricole Corporate and Investment Bank	12/2/2016	$11,277	-	$11,277
BRL	2,685,000	USD	790,473	Goldman Sachs International	12/2/2016	3,424	-	3,424
BRL	7,128,000	USD	2,106,077	Morgan Stanley and Company International PLC	12/2/2016	1,520	-	1,520
BRL	2,515,000	USD	780,862	Credit Agricole Corporate and Investment Bank	12/21/2016	-	($41,312)	(41,312)
CNY	8,190,419	USD	1,187,000	JPMorgan Chase Bank	12/2/2016	2,258	-	2,258
EUR	260,000	USD	297,860	Bank of America N.A.	3/15/2017	-	(20,856)	(20,856)
EUR	255,000	USD	283,050	Citibank N.A.	3/15/2017	-	(11,373)	(11,373)
EUR	165,000	USD	189,192	UBS AG	3/15/2017	-	(13,401)	(13,401)
IDR	9,594,690,000	USD	712,830	Standard Chartered Bank	12/21/2016	-	(6,690)	(6,690)
MXN	14,840,000	USD	797,005	State Street Bank and Trust Company	12/21/2016	-	(77,406)	(77,406)
RUB	25,025,000	USD	387,984	Citibank N.A.	12/21/2016	646	-	646
TRY	2,420,000	USD	751,319	Goldman Sachs International	12/21/2016	-	(50,021)	(50,021)
USD	2,126,770	BRL	7,224,000	Credit Agricole Corporate and Investment Bank	12/2/2016	-	(9,213)	(9,213)
USD	806,306	BRL	2,685,000	Goldman Sachs International	12/2/2016	12,409	-	12,409
USD	2,147,182	BRL	7,128,000	Morgan Stanley and Company International PLC	12/2/2016	39,585	-	39,585
USD	758,673	BRL	2,515,000	Citibank N.A.	12/21/2016	19,123	-	19,123
USD	2,112,404	BRL	7,224,000	Credit Agricole Corporate and Investment Bank	12/21/2016	-	(11,854)	(11,854)

USD	2,374,000	CNY	16,504,048	JPMorgan Chase Bank	12/2/2016	-	(22,406)	(22,406)
USD	583,097	COP	1,741,000,000	State Street Bank and Trust Company	12/21/2016	18,904	-	18,904
USD	510,704	EUR	458,000	Bank of America N.A.	12/21/2016	24,807	-	24,807
USD	94,452	EUR	88,000	Credit Agricole Corporate and Investment Bank	12/21/2016	1,091	-	1,091
USD	89,808	EUR	84,000	Goldman Sachs International	12/21/2016	691	-	691
USD	3,802,287	EUR	3,572,000	Royal Bank of Scotland PLC	12/30/2016	10,517	-	10,517
USD	731,048	EUR	680,000	Bank of America N.A.	3/15/2017	6,577	-	6,577
USD	878,892	GBP	706,000	Barclays Bank PLC Wholesale	12/30/2016	-	(5,273)	(5,273)
USD	1,437,084	IDR	19,189,380,000	Standard Chartered Bank	12/21/2016	24,804	-	24,804
USD	3,960,396	JPY	410,000,000	Citibank N.A.	1/11/2017	368,096	-	368,096
USD	355,483	MXN	7,420,000	BNP Paribas SA	12/21/2016	-	(4,316)	(4,316)
USD	357,427	MXN	7,420,000	JPMorgan Chase Bank N.A.	12/21/2016	-	(2,373)	(2,373)
USD	709,895	MXN	14,243,000	JPMorgan Chase Bank N.A.	3/15/2017	26,534	-	26,534
USD	1,626,534	RON	6,515,000	Citibank N.A.	6/26/2017	88,808	-	88,808
USD	304,653	RON	1,195,000	BNP Paribas SA	8/28/2017	22,255	-	22,255
USD	504,084	RON	1,975,000	JPMorgan Chase Bank	8/28/2017	37,360	-	37,360
USD	767,991	RUB	50,050,000	JPMorgan Chase Bank	12/21/2016	-	(9,269)	(9,269)
USD	764,095	RUB	50,308,000	Barclays Bank PLC Wholesale	3/15/2017	-	(3,374)	(3,374)
USD	1,000,315	THB	34,956,000	Royal Bank of Scotland PLC	12/21/2016	20,741	-	20,741
USD	388,037	TRY	1,175,000	Royal Bank of Scotland PLC	12/21/2016	47,530	-	47,530
USD	388,886	TRY	1,245,000	Standard Chartered Bank	12/21/2016	28,094	-	28,094
USD	147,098	TRY	480,000	Barclays Bank PLC Wholesale	3/15/2017	10,725	-	10,725
USD	146,418	TRY	477,000	BNP Paribas SA	3/15/2017	10,898	-	10,898
USD	292,162	TRY	958,000	HSBC Bank USA	3/15/2017	19,985	-	19,985
USD	141,849	TRY	473,000	JPMorgan Chase Bank	3/15/2017	7,465	-	7,465
USD	1,345,279	ZAR	18,950,000	Goldman Sachs International	12/21/2016	4,240	-	4,240
ZAR	18,970,000	USD	1,375,466	Goldman Sachs International	12/21/2016	-	(33,012)	(33,012)
						$870,364	($322,149)	$548,215

Real Return Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the fund.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	3,341,000	USD	2,530,750	JPMorgan Chase Bank N.A.	12/2/2016	-	($63,589)	($63,589)
BRL	2,917,841	USD	859,022	Bank of America N.A.	12/2/2016	$3,721	-	3,721

BRL	5,387,089	USD	1,694,000	BNP Paribas SA	12/2/2016	-	(101,153)	(101,153)
BRL	2,917,841	USD	851,825	Bank of America N.A.	1/4/2017	2,761	-	2,761
CNY	20,991,730	USD	3,112,653	Morgan Stanley Bank, N.A.	1/6/2017	-	(69,477)	(69,477)
DKK	455,697	USD	68,000	Barclays Bank PLC Wholesale	1/3/2017	-	(2,969)	(2,969)
EUR	12,928,000	USD	13,684,288	BNP Paribas SA	12/2/2016	17,449	-	17,449
EUR	7,033,000	USD	7,571,009	Citibank N.A.	12/2/2016	-	(117,086)	(117,086)
GBP	9,558,000	USD	11,937,942	BNP Paribas SA	12/2/2016	21,024	-	21,024
INR	328,389,680	USD	4,855,322	Goldman Sachs Bank USA	1/17/2017	-	(79,528)	(79,528)
JPY	187,200,000	USD	1,654,574	Citibank N.A.	12/2/2016	-	(18,282)	(18,282)
JPY	1,111,185,149	USD	9,921,296	Standard Chartered Bank	12/2/2016	-	(208,564)	(208,564)
MXN	142,116,033	USD	7,407,857	Deutsche Bank AG London	2/13/2017	-	(562,214)	(562,214)
MXN	53,827,000	USD	2,556,688	JPMorgan Chase Bank N.A.	2/13/2017	36,126	-	36,126
USD	5,290,970	AUD	6,981,000	UBS AG	12/2/2016	135,851	-	135,851
USD	860,086	BRL	2,917,841	Bank of America N.A.	12/2/2016	-	(2,658)	(2,658)
USD	1,643,483	BRL	5,387,089	BNP Paribas SA	12/2/2016	50,636	-	50,636
USD	27,000	CNY	186,368	Bank of America N.A.	1/6/2017	-	(18)	(18)
USD	1,654,000	CNY	11,448,988	Deutsche Bank AG London	1/6/2017	-	(5,762)	(5,762)
USD	1,361,026	CNY	9,356,375	Standard Chartered Bank London	1/6/2017	4,630	-	4,630
USD	14,745,614	CNY	100,374,870	Barclays Capital	2/15/2017	216,325	-	216,325
USD	2,202,000	CNY	15,106,821	UBS AG	2/15/2017	15,284	-	15,284
USD	236,000	COP	701,156,000	Barclays Capital	1/24/2017	9,983	-	9,983
USD	1,060,393	DKK	7,175,000	Citibank N.A.	1/3/2017	36,468	-	36,468
USD	1,135,901	DKK	7,595,000	Goldman Sachs Bank USA	1/3/2017	52,039	-	52,039
USD	1,391,601	DKK	9,111,000	HSBC Bank USA	1/3/2017	91,395	-	91,395
USD	989,422	DKK	6,700,000	JPMorgan Chase Bank N.A.	1/3/2017	33,283	-	33,283
USD	1,433,301	DKK	9,451,000	Bank of America N.A.	4/3/2017	78,364	-	78,364
USD	462,214	DKK	3,030,000	Barclays Bank PLC Wholesale	7/3/2017	25,695	-	25,695
USD	4,751,455	DKK	31,027,000	HSBC Bank USA	10/2/2017	258,588	-	258,588
USD	480,489	DKK	3,135,000	JPMorgan Chase Bank N.A.	10/2/2017	26,525	-	26,525
USD	811,309	DKK	5,323,000	HSBC Bank USA	10/3/2017	40,467	-	40,467
USD	21,833,741	EUR	19,961,000	BNP Paribas SA	12/2/2016	678,081	-	678,081
USD	13,711,954	EUR	12,928,000	BNP Paribas SA	1/6/2017	-	(16,942)	(16,942)
USD	11,652,034	GBP	9,558,000	Bank of America N.A.	12/2/2016	-	(306,932)	(306,932)
USD	11,951,801	GBP	9,558,000	BNP Paribas SA	1/6/2017	-	(20,909)	(20,909)
USD	1,337,048	INR	90,384,445	BNP Paribas SA	1/17/2017	22,581	-	22,581
USD	886,090	INR	59,908,481	Deutsche Bank AG London	1/17/2017	14,837	-	14,837

USD	12,421,172	JPY	1,298,385,149	Standard Chartered Bank	12/2/2016	1,072,148	-	1,072,148
USD	7,561,882	JPY	770,000,000	UBS AG	12/19/2016	825,247	-	825,247
USD	9,944,025	JPY	1,111,185,149	Standard Chartered Bank	1/6/2017	210,443	-	210,443
USD	6,308,671	JPY	650,000,000	Citibank N.A.	1/10/2017	613,831	-	613,831
USD	10,773,157	JPY	1,090,000,000	Goldman Sachs Bank USA	1/10/2017	1,223,349	-	1,223,349
USD	2,005,558	JPY	210,000,000	BNP Paribas SA	2/6/2017	163,389	-	163,389
USD	7,062,480	JPY	740,000,000	Citibank N.A.	2/6/2017	571,027	-	571,027
USD	136,076	MXN	2,818,000	BNP Paribas SA	2/13/2017	335	-	335
USD	6,917,091	MXN	130,401,000	JPMorgan Chase Bank N.A.	2/13/2017	635,754	-	635,754
USD	3,531,340	NZD	4,929,000	Goldman Sachs Bank USA	12/2/2016	40,621	-	40,621
USD	2,380,373	SGD	3,362,753	HSBC Bank USA	1/17/2017	34,139	-	34,139
						$7,262,396	($1,576,083)	$5,686,313

Total Return Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the fund.
Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	15,129,000	USD	11,166,866	Citibank N.A.	2/14/2017	-	($14,829)	($14,829)
AUD	16,135,000	USD	11,905,498	Goldman Sachs Bank USA	2/14/2017	-	(11,908)	(11,908)
AUD	6,362,000	USD	4,738,716	JPMorgan Chase Bank N.A.	2/14/2017	-	(49,096)	(49,096)
BRL	20,903,022	USD	6,346,000	BNP Paribas SA	12/2/2016	-	(165,422)	(165,422)
BRL	6,265,200	USD	1,844,496	Credit Suisse International	12/2/2016	$7,990	-	7,990
BRL	29,979,157	USD	8,979,000	Deutsche Bank AG London	12/2/2016	-	(114,804)	(114,804)
BRL	2,733,104	USD	804,635	Goldman Sachs Bank USA	12/2/2016	3,485	-	3,485
BRL	20,658,404	USD	6,081,904	JPMorgan Chase Bank	12/2/2016	26,345	-	26,345
BRL	31,548,431	USD	9,256,262	Morgan Stanley Bank, N.A.	12/2/2016	71,936	-	71,936
BRL	4,194,000	USD	1,232,884	BNP Paribas SA	1/4/2017	-	(4,533)	(4,533)
BRL	200,000	USD	57,635	Deutsche Bank AG London	1/4/2017	941	-	941
BRL	31,548,431	USD	9,166,792	Morgan Stanley Bank, N.A.	1/4/2017	73,205	-	73,205
BRL	296,710	USD	86,190	JPMorgan Chase Bank	1/3/2018	-	(6,460)	(6,460)
CHF	2,058,000	USD	2,046,340	BNP Paribas SA	2/14/2017	-	(11,982)	(11,982)
CNY	464,803	USD	68,073	BNP Paribas SA	12/5/2016	-	(594)	(594)
CNY	36,466,000	USD	5,355,323	Deutsche Bank AG London	12/5/2016	-	(61,302)	(61,302)
CNY	31,554,730	USD	4,617,315	BNP Paribas SA	12/7/2016	-	(36,806)	(36,806)
DKK	23,795,000	USD	3,578,599	HSBC Bank USA	1/3/2017	-	(182,878)	(182,878)

EUR	1,809,000	USD	1,924,090	BNP Paribas SA	12/2/2016	-	(6,822)	(6,822)
EUR	6,536,000	USD	7,049,759	Citibank N.A.	12/2/2016	-	(122,581)	(122,581)
EUR	2,089,000	USD	2,318,540	Goldman Sachs Bank USA	12/2/2016	-	(104,514)	(104,514)
EUR	25,247,000	USD	26,682,459	JPMorgan Chase Bank N.A.	12/2/2016	75,567	-	75,567
GBP	15,032,000	USD	18,774,968	BNP Paribas SA	12/2/2016	33,064	-	33,064
GBP	24,305,000	USD	30,199,635	JPMorgan Chase Bank N.A.	12/2/2016	210,771	-	210,771
GBP	1,311,000	USD	1,606,707	UBS AG	12/2/2016	33,616	-	33,616
GBP	5,617,000	USD	6,996,653	BNP Paribas SA	1/6/2017	39,412	-	39,412
IDR	31,674,090,000	USD	2,229,000	HSBC Bank USA	5/16/2017	44,201	-	44,201
JPY	1,930,000,000	USD	17,265,299	Citibank N.A.	12/5/2016	-	(393,918)	(393,918)
JPY	400,000,000	USD	3,571,046	JPMorgan Chase Bank N.A.	12/5/2016	-	(74,387)	(74,387)
JPY	862,300,000	USD	8,140,228	BNP Paribas SA	2/14/2017	-	(573,454)	(573,454)
KRW	2,503,072,000	USD	2,188,000	Citibank N.A.	12/8/2016	-	(46,884)	(46,884)
KRW	2,374,512,000	USD	2,072,000	JPMorgan Chase Bank	12/8/2016	-	(40,853)	(40,853)
KRW	3,001,780,600	USD	2,626,000	HSBC Bank USA	12/9/2016	-	(58,290)	(58,290)
KRW	1,143,000	USD	1,000	JPMorgan Chase Bank	12/9/2016	-	(22)	(22)
KRW	1,291,565,300	USD	1,100,000	JPMorgan Chase Bank	12/19/2016	4,780	-	4,780
KRW	3,510,905,412	USD	2,982,000	Standard Chartered Bank London	12/22/2016	21,146	-	21,146
KRW	2,044,697,500	USD	1,735,000	HSBC Bank USA	12/23/2016	13,983	-	13,983
KRW	5,243,622,000	USD	4,460,000	Bank of America N.A.	1/17/2017	25,178	-	25,178
KRW	1,291,565,300	USD	1,098,419	Barclays Capital	1/17/2017	6,333	-	6,333
KRW	5,220,838,600	USD	4,522,412	Citibank N.A.	1/17/2017	-	(56,721)	(56,721)
KRW	748,151,700	USD	634,000	Deutsche Bank AG London	1/17/2017	5,938	-	5,938
KRW	5,456,328,075	USD	4,803,000	Goldman Sachs Bank USA	1/17/2017	-	(135,882)	(135,882)
KRW	28,161,671,348	USD	24,094,594	JPMorgan Chase Bank	1/17/2017	-	(6,259)	(6,259)
KRW	761,724,000	USD	648,000	Societe Generale	1/17/2017	3,547	-	3,547
KRW	8,710,516,375	USD	7,563,000	Standard Chartered Bank London	1/17/2017	-	(112,383)	(112,383)
MXN	69,120,000	USD	3,319,406	Barclays Bank PLC Wholesale	2/13/2017	10,062	-	10,062
MXN	403,683,500	USD	20,067,236	BNP Paribas SA	2/13/2017	-	(622,048)	(622,048)
MXN	65,325,000	USD	3,131,892	Citibank N.A.	2/13/2017	14,774	-	14,774
MXN	149,872,500	USD	7,952,061	Credit Suisse International	2/13/2017	-	(732,794)	(732,794)
MXN	27,191,000	USD	1,417,342	Deutsche Bank AG London	2/13/2017	-	(107,568)	(107,568)
MXN	31,328,000	USD	1,521,183	Goldman Sachs Bank USA	2/13/2017	-	(12,132)	(12,132)
MXN	292,639,000	USD	14,107,967	JPMorgan Chase Bank N.A.	2/13/2017	-	(11,724)	(11,724)
MXN	66,358,000	USD	3,465,162	Standard Chartered Bank	2/13/2017	-	(268,737)	(268,737)
MYR	5,920,619	USD	1,359,000	JPMorgan Chase Bank	1/17/2017	-	(35,515)	(35,515)

MYR	3,016,098	USD	689,000	Standard Chartered Bank London	1/17/2017	-	(14,787)	(14,787)
MYR	7,308,450	USD	1,635,000	UBS AG	1/17/2017	-	(1,282)	(1,282)
NZD	1,592,000	USD	1,126,135	BNP Paribas SA	2/14/2017	-	(1,398)	(1,398)
NZD	7,109,000	USD	4,964,939	Goldman Sachs Bank USA	2/14/2017	57,520	-	57,520
SGD	8,886,857	USD	6,309,000	Bank of America N.A.	1/17/2017	-	(108,530)	(108,530)
SGD	3,685,000	USD	2,601,740	Deutsche Bank AG London	1/17/2017	-	(30,670)	(30,670)
SGD	2,716,000	USD	1,905,517	JPMorgan Chase Bank N.A.	1/17/2017	-	(10,530)	(10,530)
SGD	2,132,440	USD	1,498,000	Standard Chartered Bank	1/17/2017	-	(10,170)	(10,170)
TWD	89,184,480	USD	2,794,000	HSBC Bank USA	12/23/2016	5,926	-	5,926
TWD	112,996,059	USD	3,553,000	Bank of America N.A.	1/3/2017	-	(4,240)	(4,240)
TWD	54,440,670	USD	1,704,000	Societe Generale	1/3/2017	5,766	-	5,766
TWD	89,142,570	USD	2,794,000	Citibank N.A.	3/21/2017	13,383	-	13,383
USD	26,861,211	AUD	34,854,000	Citibank N.A.	2/14/2017	1,169,288	-	1,169,288
USD	4,838,144	AUD	6,420,000	Goldman Sachs Bank USA	2/14/2017	105,771	-	105,771
USD	6,153,921	BRL	20,903,022	BNP Paribas SA	12/2/2016	-	(26,657)	(26,657)
USD	1,840,000	BRL	6,265,200	Credit Suisse International	12/2/2016	-	(12,486)	(12,486)
USD	8,825,966	BRL	29,979,157	Deutsche Bank AG London	12/2/2016	-	(38,231)	(38,231)
USD	848,000	BRL	2,733,104	Goldman Sachs Bank USA	12/2/2016	39,879	-	39,879
USD	6,166,000	BRL	20,658,404	JPMorgan Chase Bank	12/2/2016	57,751	-	57,751
USD	9,253,096	BRL	31,548,431	Morgan Stanley Bank, N.A.	12/2/2016	-	(75,102)	(75,102)
USD	31,556	BRL	104,848	Citibank N.A.	1/4/2017	848	-	848
USD	1,290,379	BRL	4,289,091	Morgan Stanley Bank, N.A.	1/4/2017	34,178	-	34,178
USD	9,438,925	BRL	32,300,000	Goldman Sachs Bank USA	4/4/2017	206,426	-	206,426
USD	4,873,752	BRL	16,600,000	JPMorgan Chase Bank	4/4/2017	128,877	-	128,877
USD	9,022,229	BRL	33,200,000	Standard Chartered Bank London	10/3/2017	-	(65,149)	(65,149)
USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	7,053	-	7,053
USD	52,825	BRL	200,000	Deutsche Bank AG London	1/3/2018	-	(919)	(919)
USD	1,271,362	BRL	4,800,000	BNP Paribas SA	4/3/2018	3,608	-	3,608
USD	4,083,138	CAD	5,466,251	JPMorgan Chase Bank N.A.	12/2/2016	13,846	-	13,846
USD	321,076	CAD	432,000	Standard Chartered Bank	12/2/2016	-	(522)	(522)
USD	5,551,000	CNY	36,930,803	Morgan Stanley Bank, N.A.	12/5/2016	189,501	-	189,501
USD	4,749,000	CNY	31,554,730	HSBC Bank USA	12/7/2016	168,491	-	168,491
USD	13,484,219	DKK	91,195,000	Citibank N.A.	1/3/2017	470,027	-	470,027
USD	8,020,107	DKK	53,625,000	Goldman Sachs Bank USA	1/3/2017	367,428	-	367,428
USD	8,146,169	DKK	54,955,000	JPMorgan Chase Bank N.A.	1/3/2017	303,690	-	303,690
USD	85,003	DKK	560,000	Bank of America N.A.	4/3/2017	4,719	-	4,719

USD	15,750,068	DKK	103,626,000	UBS AG	4/3/2017	893,785	-	893,785
USD	13,417,764	DKK	87,618,000	HSBC Bank USA	10/2/2017	730,233	-	730,233
USD	3,679,153	DKK	24,005,000	JPMorgan Chase Bank N.A.	10/2/2017	203,107	-	203,107
USD	10,007,164	DKK	65,565,000	UBS AG	10/3/2017	512,469	-	512,469
USD	36,146,376	EUR	33,046,000	BNP Paribas SA	12/2/2016	1,122,582	-	1,122,582
USD	6,276,126	EUR	5,650,000	Goldman Sachs Bank USA	12/2/2016	287,975	-	287,975
USD	9,891,677	GBP	7,964,000	BNP Paribas SA	12/2/2016	-	(72,877)	(72,877)
USD	19,614,165	GBP	15,645,000	Citibank N.A.	12/2/2016	39,148	-	39,148
USD	4,003,932	GBP	3,235,000	Goldman Sachs Bank USA	12/2/2016	-	(43,699)	(43,699)
USD	4,645,328	GBP	3,683,000	JPMorgan Chase Bank N.A.	12/2/2016	37,160	-	37,160
USD	6,477,436	GBP	5,297,000	Societe Generale	12/2/2016	-	(150,168)	(150,168)
USD	3,892,076	GBP	3,114,000	UBS AG	12/2/2016	-	(4,159)	(4,159)
USD	18,796,764	GBP	15,032,000	BNP Paribas SA	1/6/2017	-	(32,883)	(32,883)
USD	8,630,324	GBP	6,916,610	BNP Paribas SA	2/14/2017	-	(40,640)	(40,640)
USD	22,648,846	JPY	2,330,000,000	BNP Paribas SA	12/5/2016	2,280,806	-	2,280,806
USD	28,372,510	JPY	2,890,000,000	Citibank N.A.	12/12/2016	3,100,798	-	3,100,798
USD	10,073,079	JPY	1,020,000,000	JPMorgan Chase Bank N.A.	12/12/2016	1,153,653	-	1,153,653
USD	9,475,118	JPY	960,000,000	UBS AG	12/12/2016	1,080,364	-	1,080,364
USD	2,757,833	JPY	280,000,000	Bank of America N.A.	12/19/2016	308,147	-	308,147
USD	11,490,133	JPY	1,170,000,000	UBS AG	12/19/2016	1,253,947	-	1,253,947
USD	2,478,118	JPY	250,000,000	Bank of America N.A.	1/10/2017	287,795	-	287,795
USD	1,684,912	JPY	170,000,000	Citibank N.A.	1/10/2017	195,493	-	195,493
USD	2,377,886	JPY	240,000,000	JPMorgan Chase Bank N.A.	1/10/2017	275,176	-	275,176
USD	4,224,351	JPY	440,000,000	Citibank N.A.	2/6/2017	364,569	-	364,569
USD	3,143,609	JPY	350,000,000	Citibank N.A.	2/10/2017	72,825	-	72,825
USD	8,498,233	JPY	872,800,000	Goldman Sachs Bank USA	2/14/2017	839,322	-	839,322
USD	461,170	JPY	50,000,000	Barclays Bank PLC Wholesale	2/27/2017	22,181	-	22,181
USD	1,844,125	JPY	200,000,000	BNP Paribas SA	2/27/2017	88,170	-	88,170
USD	10,138,684	JPY	1,100,000,000	Citibank N.A.	2/27/2017	480,933	-	480,933
USD	6,089,853	JPY	660,000,000	UBS AG	2/27/2017	295,202	-	295,202
USD	14,970,593	JPY	1,680,000,000	Bank of America N.A.	3/6/2017	215,814	-	215,814
USD	53,060,591	JPY	5,940,000,000	Citibank N.A.	3/6/2017	891,908	-	891,908
USD	17,309,680	JPY	1,940,000,000	JPMorgan Chase Bank N.A.	3/6/2017	271,424	-	271,424
USD	4,269,706	KRW	4,877,584,000	JPMorgan Chase Bank	12/8/2016	97,443	-	97,443
USD	2,632,758	KRW	3,002,923,600	Citibank N.A.	12/9/2016	64,071	-	64,071
USD	1,098,569	KRW	1,291,565,300	Barclays Capital	12/19/2016	-	(6,211)	(6,211)

USD	2,982,000	KRW	3,515,778,000	JPMorgan Chase Bank	12/22/2016	-	(25,313)	(25,313)
USD	1,735,000	KRW	2,042,962,500	Standard Chartered Bank London	12/23/2016	-	(12,499)	(12,499)
USD	5,903,905	KRW	6,753,142,060	Citibank N.A.	1/17/2017	127,545	-	127,545
USD	1,919,913	KRW	2,193,309,000	JPMorgan Chase Bank	1/17/2017	43,847	-	43,847
USD	1,182,000	KRW	1,346,061,600	Standard Chartered Bank London	1/17/2017	30,634	-	30,634
USD	47,986,815	KRW	54,395,454,347	UBS AG	1/17/2017	1,459,183	-	1,459,183
USD	20,732,139	MXN	397,196,681	HSBC Bank USA	2/13/2017	1,599,417	-	1,599,417
USD	3,866,892	MYR	16,226,251	Standard Chartered Bank London	1/17/2017	239,703	-	239,703
USD	6,870,291	NZD	9,460,344	Goldman Sachs Bank USA	2/14/2017	186,624	-	186,624
USD	12,136,974	SGD	16,969,068	Bank of America N.A.	1/17/2017	297,445	-	297,445
USD	1,149,221	SGD	1,602,560	HSBC Bank USA	1/17/2017	31,095	-	31,095
USD	207,473	THB	7,317,037	UBS AG	1/17/2017	2,459	-	2,459
USD	2,794,000	TWD	89,128,600	Citibank N.A.	12/23/2016	-	(4,172)	(4,172)
USD	5,257,000	TWD	167,330,601	HSBC Bank USA	1/3/2017	1,807	-	1,807
USD	3,339,000	TWD	106,263,675	BNP Paribas SA	3/1/2017	-	(5,130)	(5,130)
USD	4,383,000	TWD	139,565,678	Standard Chartered Bank London	3/1/2017	-	(9,148)	(9,148)
USD	3,553,000	TWD	112,924,999	Bank of America N.A.	3/21/2017	-	(3,368)	(3,368)
USD	21,722,887	TWD	684,622,853	Credit Suisse International	3/21/2017	161,934	-	161,934
USD	3,969,000	TWD	125,380,710	Deutsche Bank AG London	3/21/2017	20,362	-	20,362
USD	784,000	TWD	24,899,840	HSBC Bank USA	3/21/2017	-	(175)	(175)
USD	7,643,000	TWD	243,890,950	JPMorgan Chase Bank	3/21/2017	-	(37,903)	(37,903)
USD	1,384,736	TWD	43,418,400	Nomura Global Financial Products, Inc.	3/21/2017	17,352	-	17,352
USD	1,704,000	TWD	54,424,835	Societe Generale	3/21/2017	-	(10,011)	(10,011)
						$25,766,157	($5,043,131)	$20,723,026

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	RON	Romanian Leu
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
COP	Colombian Peso	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	Pound Sterling	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	New Taiwan Dollar
INR	Indian Rupee	USD	U.S. Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	Korean Won

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

The following table details how the funds used purchased options during the period ended November 30, 2016.

Fund	Reason for purchasing options
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets
Global Bond Fund	To manage duration of the fund, manage against anticipated interest rate and currency exchange rate changes, maintain diversity of the fund and to gain exposure to foreign currency
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and to maintain diversity of the fund
Total Return Fund	To maintain diversity of the fund

The following tables summarize the funds’ written options activities during the period ended November 30, 2016. In addition, the tables detail how the funds used written option contracts held during the period ended November 30, 2016.

	Number of contracts	Premiums received
Capital Appreciation Value Fund
Outstanding, beginning of period	42,304	$9,685,140
Options written	3,262	2,346,557
Option closed	(7,296)	(1,038,488)
Options exercised	(363)	(125,500)
Options expired	-	-
Outstanding, end of period	37,907	10,867,709
	EUR Notional amount*	GBP Notional amount*	JPY Notional amount*	USD Notional amount*	Number of contracts*	Premiums received
Global Bond Fund
Outstanding, beginning of period	19,400,000	11,000,000	810,000,000	59,100,000	-	$861,840
Options written	6,464,000	9,893,000	-	61,285,000	145	1,162,083
Options closed	(4,700,000)	(5,600,000)	-	(50,700,000)	-	(459,529)
Options exercised	-	(2,300,000)	-	(5,100,000)	-	(89,090)
Options expired	(14,700,000)	(3,900,000)	-	(10,585,000)	-	(196,790)
Outstanding, end of period	6,464,000	9,093,000	810,000,000	54,000,000	145	$1,278,514
*The amounts for exchange-traded future options represent number of contracts. The amounts for OTC foreign currency, interest rate swaption and inflation floor options represent notional amount.

	Number of contracts	Premiums received
Health Sciences Fund
Outstanding, beginning of period	117	$81,459
Options written	-	-
Option closed	-	-
Options exercised	(30)	(16,037)
Options expired	(62)	(35,194)
Outstanding, end of period	25	$30,228
	USD Notional amount	Premiums received
Investment Quality Bond Fund
Outstanding, beginning of period	-	-
Options written	20,079,000	$82,968
Option closed	-	-
Options exercised	(2,194,000)	(25,560)
Options expired	(13,705,000)	(41,693)
Outstanding, end of period	4,180,000	$15,715
	EUR Notional amount*	GBP Notional amount*	USD Notional amount*	Number of contracts*	Premiums received
Real Return Bond Fund
Outstanding, beginning of period	15,572,000	-	356,520,000	975	$3,096,910
Options written	35,320,000	19,940,000	138,556,000	635	1,295,063
Option closed	(18,800,000)	-	(94,260,000)	(275)	(753,292)
Options exercised	(4,890,000)	-	(19,789,000)	(170)	(176,938)
Options expired	(12,592,000)	(8,620,000)	(99,027,000)	(169)	(469,507)
Outstanding, end of period	14,610,000	11,320,000	282,000,000	996	$2,992,236
*The amounts for exchange-traded future options represent number of contracts. The amounts for OTC foreign currency, interest rate swaption, credit default swaption, inflation floor, inflation cap and interest rate floor options represent notional amount.
	AUD Notional amount*	EUR Notional amount*	GBP Notional amount*	USD Notional amount*	Number of contracts*	Premiums received
Total Return Fund
Outstanding, beginning of period	37,700,000	3,900,000	-	324,600,000	-	$3,534,328
Options written	52,600,000	-	13,300,000	326,700,000	1,290	3,325,123
Option closed	-	-	-	-	-	-
Options exercised	-	-	(10,000,000)	(32,500,000)	(546)	(497,882)
Options expired	(56,200,000)	(3,900,000)	(3,300,000)	(104,600,000)	(538)	(941,997)
Outstanding, end of period	34,100,000	-	-	514,200,000	206	$5,419,572
*The amounts for exchange-traded future options represent number of contracts. The amounts for OTC foreign currency, interest rate swaption and inflation floor options represent notional amount.

Options on securities

Capital Appreciation Value Fund
The portfolio used written options to manage against anticipated changes in securities markets.
Counterparty	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls (OTC)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class A	$800.00	Jan 2017	17	$55,554	($20,485)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class A	900.00	Jan 2017	52	105,336	(1,693)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class C	800.00	Jan 2017	102	154,374	(66,303)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class C	820.00	Jan 2017	28	51,699	(8,681)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class C	840.00	Jan 2017	28	39,483	(3,852)
Morgan Stanley & Company, Inc.	Alphabet, Inc., Class C	795.00	Jan 2017	70	190,164	(53,553)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class C	880.00	Jan 2018	36	137,003	(122,051)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class C	920.00	Jan 2018	58	167,456	(139,099)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class C	940.00	Jan 2018	57	138,706	(114,855)
Deutsche Bank Securities, Inc.	Alphabet, Inc., Class C	900.00	Jan 2018	63	222,621	(180,811)
Citigroup Global Markets, Inc.	Altria Group, Inc.	65.00	Jan 2017	841	139,182	(70,649)
Citigroup Global Markets, Inc.	Altria Group, Inc.	67.50	Jan 2017	841	87,947	(22,289)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	1,000.00	Jan 2018	62	295,234	(160,116)
Citigroup Global Markets, Inc.	American Tower Corp.	105.00	Jan 2017	103	31,621	(19,570)
Citigroup Global Markets, Inc.	American Tower Corp.	110.00	Jan 2017	200	66,167	(12,559)
Citigroup Global Markets, Inc.	American Tower Corp.	115.00	Jan 2017	202	45,722	(4,698)
Citigroup Global Markets, Inc.	Apple, Inc.	105.00	Jan 2017	423	101,947	(290,814)
Citigroup Global Markets, Inc.	Apple, Inc.	110.00	Jan 2017	423	63,285	(145,935)
Citigroup Global Markets, Inc.	Apple, Inc.	115.00	Jan 2017	1,209	218,685	(158,999)
Deutsche Bank Securities, Inc.	AutoZone, Inc.	840.00	Jan 2017	27	46,794	(17,415)
Citigroup Global Markets, Inc.	Bristol-Myers Squibb Company	50.00	Jan 2018	1,277	752,399	(1,219,541)
Citigroup Global Markets, Inc.	Comcast Corp., Class A	62.50	Jan 2017	1,632	551,013	(1,199,670)
Citigroup Global Markets, Inc.	Comcast Corp., Class A	65.00	Jan 2017	2,234	504,146	(1,139,422)
RBC Capital Markets	Comcast Corp., Class A	70.00	Jan 2017	194	29,554	(31,816)
Citigroup Global Markets, Inc.	CVS Health Corp.	115.00	Jan 2017	250	63,180	(17)
J.P. Morgan Clearing Corp.	CVS Health Corp.	100.00	Jan 2017	230	139,182	(345)
J.P. Morgan Clearing Corp.	CVS Health Corp.	105.00	Jan 2017	337	117,005	(65)
J.P. Morgan Clearing Corp.	CVS Health Corp.	110.00	Jan 2017	579	117,812	(86)
Citigroup Global Markets, Inc.	Danaher Corp.	92.50	Jan 2017	544	237,140	(112)
Citigroup Global Markets, Inc.	Danaher Corp.	95.00	Jan 2017	544	183,406	(43)

Deutsche Bank Securities, Inc.	Danaher Corp.	87.50	Jan 2017	508	70,866	(1,195)
Deutsche Bank Securities, Inc.	Danaher Corp.	100.00	Jan 2017	246	71,578	(4)
Deutsche Bank Securities, Inc.	Danaher Corp.	105.00	Jan 2017	675	195,852	(3)
Deutsche Bank Securities, Inc.	Danaher Corp.	110.00	Jan 2017	430	89,532	(1)
Deutsche Bank Securities, Inc.	Danaher Corp.	115.00	Jan 2017	175	33,250	0
Deutsche Bank Securities, Inc.	Danaher Corp.	90.00	Jan 2018	506	105,113	(89,819)
Citigroup Global Markets, Inc.	Eli Lilly & Company	72.50	Jan 2018	484	361,548	(203,198)
Citigroup Global Markets, Inc.	Lowe's Companies, Inc.	80.00	Jan 2017	142	31,829	(1,067)
Citigroup Global Markets, Inc.	Lowe's Companies, Inc.	82.50	Jan 2017	142	23,579	(459)
Citigroup Global Markets, Inc.	Lowe's Companies, Inc.	85.00	Jan 2017	674	118,153	(733)
Citigroup Global Markets, Inc.	Lowe's Companies, Inc.	87.50	Jan 2017	256	53,738	(47)
Citigroup Global Markets, Inc.	Lowe's Companies, Inc.	90.00	Jan 2017	519	63,185	(91)
Citigroup Global Markets, Inc.	LyondellBasell Industries NV, Class A	87.50	Jan 2017	953	230,303	(490,834)
Citigroup Global Markets, Inc.	LyondellBasell Industries NV, Class A	90.00	Jan 2017	118	27,855	(43,070)
Deutsche Bank Securities, Inc.	Microsoft Corp.	57.50	Jan 2017	1,739	243,922	(617,366)
Deutsche Bank Securities, Inc.	Microsoft Corp.	60.00	Jan 2017	312	47,907	(56,472)
Deutsche Bank Securities, Inc.	Microsoft Corp.	62.50	Jan 2017	936	198,432	(66,934)
Deutsche Bank Securities, Inc.	Microsoft Corp.	62.50	Jan 2017	906	140,430	(64,789)
Deutsche Bank Securities, Inc.	Microsoft Corp.	65.00	Jan 2017	936	145,080	(19,740)
Deutsche Bank Securities, Inc.	Microsoft Corp.	65.00	Jan 2017	1,814	197,175	(38,257)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	100.00	Jan 2017	231	88,242	(53,592)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	105.00	Jan 2017	503	152,156	(23,163)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	110.00	Jan 2017	808	128,087	(5,658)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	92.50	Jan 2017	420	121,799	(19,545)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	95.00	Jan 2017	784	176,629	(14,735)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	97.50	Jan 2017	784	117,283	(7,059)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	110.00	Jan 2017	163	21,076	(507)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	60.00	Jan 2017	363	75,686	(521,953)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	72.50	Jan 2017	136	29,364	(41,820)
Deutsche Bank Securities, Inc.	The Bank of New York Mellon Corp.	45.00	Jan 2017	1,674	424,807	(540,284)
Deutsche Bank Securities, Inc.	The Bank of New York Mellon Corp.	47.00	Jan 2017	1,151	278,542	(208,907)
Deutsche Bank Securities, Inc.	The Boeing Company	160.00	Jan 2017	111	83,838	(10,212)
Deutsche Bank Securities, Inc.	The Boeing Company	160.00	Jan 2017	53	38,807	(4,876)
Deutsche Bank Securities, Inc.	The Boeing Company	165.00	Jan 2017	163	96,042	(5,712)
Deutsche Bank Securities, Inc.	The Boeing Company	170.00	Jan 2017	109	50,380	(1,610)
Deutsche Bank Securities, Inc.	The Boeing Company	170.00	Jan 2017	54	24,111	(798)

Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	138	53,406	(594)
Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	135	32,670	(33)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	155.00	Jan 2017	71	36,160	(2,677)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	160.00	Jan 2017	122	52,582	(1,129)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	193	59,370	(830)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	396	97,697	(96)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	140.00	Jan 2017	452	145,919	(889,310)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	140.00	Jan 2017	88	32,956	(173,140)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	145.00	Jan 2017	362	106,324	(548,438)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	145.00	Jan 2017	89	26,033	(134,837)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	155.00	Jan 2017	50	11,431	(36,750)
Citigroup Global Markets, Inc.	Visa, Inc., A Shares	85.00	Jan 2017	962	197,374	(20,272)
Citigroup Global Markets, Inc.	Visa, Inc., A Shares	87.50	Jan 2017	741	147,825	(6,761)
Citigroup Global Markets, Inc.	Visa, Inc., A Shares	90.00	Jan 2017	94	15,004	(376)
Citigroup Global Markets, Inc.	Visa, Inc., A Shares	90.00	Jan 2018	760	305,045	(245,105)
Citigroup Global Markets, Inc.	Visa, Inc., A Shares	95.00	Jan 2018	196	65,562	(42,042)
Morgan Stanley & Company, Inc.	Zoetis, Inc.	55.00	Jan 2017	417	72,358	(11,665)
					$10,867,709	($10,474,109)

Health Sciences Fund
The fund used written options to manage against changes in securities markets, as a substitute for securities purchased and to maintain diversity of the fund.
	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
	Calls (Exchange-traded)
	Allergan PLC	$270.00	Jan 2017	17	$25,452	($425)
	Spark Therapeutics, Inc.	60.00	Dec 2016	8	4,776	(860)
					$30,228	($1,285)

Options on exchange-traded futures

Global Bond Fund
The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and to maintain diversity of the fund.
Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Euro BUND Futures	$164.00	Dec 2016	59	$47,683	($36,268)
Euro BUND Futures	164.50	Dec 2016	25	18,331	(11,128)
				$66,014	($47,396)

Puts
U.S. Treasury Bond Futures	$150.50	Dec 2016	61	$75,264	($95,313)
				$75,264	($95,313)

Real Return Bond Fund
The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and to maintain diversity of the fund.
Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
3-Month Pound Sterling Futures	$98.00	Dec 2016	581	$13,251	($1)
3-Month Pound Sterling Futures	98.00	Jun 2017	292	5,083	-
iShares S&P 100 ETF Futures	132.25	Dec 2016	123	23,832	(23,465)
				$42,166	($23,466)

Total Return Fund
The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and to maintain diversity of the fund.
Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
10-Year U.S. Treasury Note Futures	$124.50	Dec 2016	206	$85,424	($167,375)
				$85,424	($167,375)

Foreign currency options (OTC)

Global Bond Fund
The fund used written options to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies.
Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
British Pound versus U.S. Dollar	Bank of America N.A.	$1.62	Jan 2017	GBP	7,700,000	$62,027	($38,913)
British Pound versus U.S. Dollar	Citibank N.A.	1.63	Jan 2017	GBP	1,393,000	13,090	(6,102)
Euro versus Australian Dollar	Citibank N.A.	1.62	Dec 2016	EUR	1,400,000	10,331	(129)
Euro versus Australian Dollar	Goldman Sachs Bank USA	1.62	Dec 2016	EUR	900,000	6,031	(82)
Euro versus Australian Dollar	Citibank N.A.	1.62	Jan 2017	EUR	932,000	7,379	(1,281)

U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	1,000,000	53,250	(4,031)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	19.50	Dec 2016	USD	800,000	15,560	(43,146)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	19.50	Dec 2016	USD	1,300,000	25,221	(70,113)
						$192,889	($163,797)
Puts
Euro versus Australian Dollar	Citibank N.A.	$1.52	Dec 2016	EUR	1,400,000	$10,103	($13,577)
Euro versus Australian Dollar	Goldman Sachs Bank USA	1.52	Dec 2016	EUR	900,000	6,856	(9,184)
Euro versus Australian Dollar	Citibank N.A.	1.51	Jan 2017	EUR	932,000	7,310	(8,667)
U.S. Dollar versus Chinese Yuan	JPMorgan Chase Bank	6.60	Sep 2017	USD	2,900,000	26,535	(10,997)
U.S. Dollar versus Korean Won	UBS AG	1,145.00	Jan 2017	USD	1,700,000	38,063	(8,541)
U.S. Dollar versus Korean Won	Nomura Global Financial Products, Inc.	1,145.00	Jan 2017	USD	1,200,000	30,540	(7,026)
						$119,407	($57,992)

Investment Quality Bond Fund
The fund used written options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.
Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Puts
U.S. Dollar versus Chinese Yuan	JPMorgan Chase Bank	$6.93	Dec 2016	USD	2,374,000	$4,843	($5,854)
U.S. Dollar versus Korean Won	JPMorgan Chase Bank	1,173.70	Dec 2016	USD	1,806,000	10,872	(5,779)
						$15,715	($11,633)

Real Return Bond Fund
The fund used written options to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies.
Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
British Pound versus U.S. Dollar	Deutsche Bank AG	$1.60	Dec 2016	GBP	3,980,000	$23,965	($5,722)
British Pound versus U.S. Dollar	Bank of America N.A.	1.62	Jan 2017	GBP	7,340,000	59,118	(37,093)
						$83,083	($42,815)
Puts
Euro versus U.S. Dollar	Nomura Global Financial Products, Inc.	$1.10	Dec 2016	EUR	2,410,000	$16,008	($14,219)
						$16,008	($14,219)

Total Return Fund
The fund used written options to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies.
Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
Australian Dollar versus U.S. Dollar	BNP Paribas SA	$0.58	Dec 2016	AUD	7,400,000	$30,164	($5)
Australian Dollar versus U.S. Dollar	Societe Generale SA	0.58	Dec 2016	AUD	8,000,000	26,305	(6)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.39	Dec 2016	USD	14,700,000	111,999	(108,721)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.35	Dec 2016	USD	4,000,000	29,400	(69,744)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.50	Dec 2016	USD	4,300,000	34,443	(16,177)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.50	Dec 2016	USD	2,400,000	25,680	(9,326)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.56	Dec 2016	USD	9,200,000	106,306	(20,654)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.40	Dec 2016	USD	11,100,000	112,798	(169,553)
U.S. Dollar versus Brazilian Real	BNP Paribas SA	3.40	Jan 2017	USD	4,600,000	52,532	(106,973)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.70	Jan 2017	USD	3,600,000	38,646	(17,950)
U.S. Dollar versus Brazilian Real	Goldman Sachs Bank USA	3.45	Jan 2017	USD	3,800,000	47,082	(85,416)
U.S. Dollar versus Brazilian Real	Credit Suisse International	3.35	Jan 2017	USD	7,500,000	139,500	(287,573)
U.S. Dollar versus Brazilian Real	Credit Suisse International	3.70	Feb 2017	USD	4,700,000	66,740	(57,819)
U.S. Dollar versus Brazilian Real	Credit Suisse International	3.70	Feb 2017	USD	4,200,000	57,750	(57,750)
U.S. Dollar versus Brazilian Real	Deutsche Bank AG	4.25	Nov 2017	USD	3,600,000	105,120	(98,021)
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	5,000,000	266,250	(20,155)
U.S. Dollar versus Mexican Peso	Goldman Sachs Bank USA	20.65	Dec 2016	USD	8,800,000	118,272	(44,458)
U.S. Dollar versus Mexican Peso	Credit Suisse International	20.00	Dec 2016	USD	1,600,000	12,940	(47,882)
U.S. Dollar versus Mexican Peso	Credit Suisse International	19.30	Dec 2016	USD	15,100,000	215,553	(983,176)
						$1,597,480	($2,201,359)
Puts
Australian Dollar versus U.S. Dollar	BNP Paribas SA	$0.54	Dec 2016	AUD	10,100,000	$27,324	($44,907)
Australian Dollar versus U.S. Dollar	Nomura Global Financial Products, Inc.	0.55	Dec 2016	AUD	8,600,000	30,372	(65,075)
						$57,696	($109,982)

Interest rate swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund and to maintain diversity of the fund.

Description	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount	Premium	Value
Puts
2-Year Interest Rate Swap	JPMorgan Chase Bank	6-Month JPY LIBOR	Receive	0.00%	Mar 2017	JPY	810,000,000	$8,556	($7,816)
5-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	3-Month USD LIBOR	Receive	2.25%	Nov 2019	USD	8,400,000	144,480	(280,291)
5-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	3-Month USD LIBOR	Receive	2.50%	Nov 2019	USD	8,800,000	158,400	(241,833)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	Nov 2019	USD	26,200,000	491,574	(720,002)
								$803,010	($1,249,942)

Real Return Bond Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund and to maintain diversity of the fund.
Description	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount	Premium	Value
Calls
5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Nov 2017	USD	10,000,000	$87,000	($30,670)
10-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	1.95%	Feb 2017	USD	34,000,000	242,533	(129,914)
								$329,533	($160,584)
Puts
5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.60%	Nov 2017	USD	10,000,000	$87,000	($192,270)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Oct 2018	USD	17,700,000	351,181	(427,119)
5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.50%	Oct 2018	USD	14,000,000	197,120	(265,034)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Nov 2018	USD	5,600,000	120,316	(139,933)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Dec 2018	USD	5,600,000	126,180	(143,388)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.30%	Mar 2019	USD	12,800,000	256,640	(348,493)
10-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	2.40%	Feb 2017	USD	34,000,000	272,000	(360,774)
								$1,410,437	($1,877,011)

Total Return Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund and to maintain diversity of the fund.
Description	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount	Premium	Value
Calls
2-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.10%	Jan 2018	USD	21,300,000	$110,760	($25,070)

2-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.60%	Jan 2018	USD	21,300,000	192,765	(88,139)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.77%	Dec 2016	USD	42,200,000	179,878	0
5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	0.77%	Dec 2016	USD	43,000,000	178,700	0
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.77%	Dec 2016	USD	62,000,000	273,518	(1)
10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.98%	Feb 2017	USD	58,900,000	365,180	(223,526)
								$1,300,801	($336,736)
Puts
5-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	31,200,000	$726,600	($383,635)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	46,000,000	1,026,441	(565,616)
10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.38%	Feb 2017	USD	58,900,000	424,080	(614,916)
								$2,177,121	($1,564,167)

Credit default swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

Real Return Bond Fund
The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.
Description	Counterparty	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount	Premium	Value
Calls
5-Year Credit Default Swap	BNP Paribas SA	CDX.O	Sell	0.70%	Dec 2016	USD	10,000,000	$10,000	($4,929)
								$10,000	($4,929)
Puts
5-Year Credit Default Swap	Bank of America N.A.	ITRAXX.O	Sell	1.00%	Feb 2017	EUR	1,100,000	$1,950	($2,163)
5-Year Credit Default Swap	Barclays Capital	ITRAXX.O	Sell	1.05%	Feb 2017	EUR	4,400,000	8,530	(6,834)
5-Year Credit Default Swap	Barclays Capital	ITRAXX.O	Sell	1.10%	Feb 2017	EUR	2,800,000	5,043	(3,457)
5-Year Credit Default Swap	Citibank N.A.	ITRAXX.O	Sell	1.00%	Feb 2017	EUR	800,000	1,440	(1,573)
5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.O	Sell	1.05%	Feb 2017	EUR	1,400,000	2,539	(2,174)
								$19,502	($16,201)

Inflation floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

Global Bond Fund
The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Description	Counterparty	Initial index	Exercise index	Expiration date		Notional amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or $0	Sep 2020	USD	1,700,000	$21,930	($71)
							$21,930	($71)

Real Return Bond Fund
The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Description	Counterparty	Initial index	Exercise index	Expiration date		Notional amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] – (Final Index/Initial Index)) or $0	Apr 2020	USD	23,900,000	$213,520	($526)
Floor- OTC YOY CPURNSA Index	Deutsche Bank AG	233.546	Maximum of ((0.0% – (Final Index/Initial Index – 1)) or $0	Jan 2018	USD	900,000	8,730	(703)
Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of ((0.0% – (Final Index/Initial Index – 1)) or $0	Mar 2020	USD	5,900,000	66,670	(45,389)
Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of ((0.0% – (Final Index/Initial Index – 1)) or $0	Oct 2020	USD	3,000,000	55,371	(28,176)
							$344,291	($74,794)

Total Return Fund
The fund used inflation floors to manage against anticipated interest rate changes and to manage duration of the fund.
Description	Counterparty	Initial index	Exercise index	Expiration date		Notional amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] – (Final Index/Initial Index)) or $0	Mar 2020	USD	4,500,000	$38,060	($72)
Floor- OTC CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)[10] – (Final Index/Initial Index)) or $0	Apr 2020	USD	11,000,000	98,100	(242)
Floor- OTC CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] – (Final Index/Initial Index)) or $0	Sep 2020	USD	4,100,000	52,890	(172)
Floor- OTC CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] – (Final Index/Initial Index)) or $0	Mar 2020	USD	1,600,000	12,000	(26)
							$201,050	($512)

Inflation caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.”

Real Return Bond Fund
The fund used inflation caps to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Description	Counterparty	Initial index	Exercise index	Expiration date		Notional amount	Premium	Value
Cap- Eurostat Eurozone HICP Ex Tob	Goldman Sachs Bank USA	117.200	Maximum of ((Final Index/Initial Index -1) -3.000%) or $0	Jun 2035	EUR	1,700,000	$77,340	($12,903)
Cap- OTC CPURNSA Index	JPMorgan Chase Bank	233.900	Maximum of ((Final Index/Initial Index -1) -4.000%) or $0	Apr 2024	USD	5,700,000	41,468	(2,713)
Cap- OTC CPURNSA Index	JPMorgan Chase Bank	234.800	Maximum of ((Final Index/Initial Index -1) -4.000%) or $0	May 2024	USD	500,000	3,475	(252)
							$122,283	($15,868)

Interest rate floors (OTC)

Interest rate floors are OTC investment instruments designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floor’s strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index.

Real Return Bond Fund
The fund used interest rate floors to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Description	Counterparty	Strike rate	Exercise index	Expiration date		Notional amount	Premium	Value
Floor- 3-Month LIBOR	Nomura Global Financial Products, Inc.	0.9425%	3-Month LIBOR	Dec 2019	USD	88,400,000	$614,933	($153,816)
							$614,933	($153,816)

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at November 30, 2016. In addition, the tables detail how the funds used interest rate swap contracts during the period ended November 30, 2016.

Global Bond Fund
The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Centrally Cleared Swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	2,090,000,000	JPY	$17,390,738	JPY-LIBOR-BBA	Fixed 0.150%	Mar 2018	$6,952	$30,078	$37,030

71,100,000	USD	71,100,000	USD-LIBOR-BBA	Fixed 1.000%	May 2018	(100,748)	(114,429)	(215,177)
4,700,000	GBP	6,104,126	Fixed 0.500%	GBP-LIBOR-BBA	Mar 2019	(9,366)	33,353	23,987
71,100,000	USD	71,100,000	Fixed 1.250%	USD-LIBOR-BBA	May 2019	118,907	220,866	339,773
1,900,000	USD	1,900,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	6,834	(43,122)	(36,288)
1,500,000	MXN	86,820	Fixed 5.610%	MXN-TIIE-Banxico	Jul 2021	(988)	5,649	4,661
3,290,000,000	JPY	27,495,717	Fixed 0.500%	JPY-LIBOR-BBA	Sep 2021	(251,643)	(375,756)	(627,399)
28,400,000	USD	28,400,000	Fixed 1.500%	USD-LIBOR-BBA	Dec 2021	(67,737)	525,900	458,163
7,900,000	GBP	9,896,003	GBP-LIBOR-BBA	Fixed 0.500%	Mar 2022	(242,824)	(6,792)	(249,616)
7,500,000	USD	7,500,000	Fixed 2.300%	USD-LIBOR-BBA	Jan 2023	(26,055)	(179,239)	(205,294)
33,500,000	USD	33,500,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2023	(1,147,604)	856,168	(291,436)
77,300,000	USD	77,300,000	Fixed 1.750%	USD-LIBOR-BBA	Dec 2023	(948,003)	2,407,025	1,459,022
550,000,000	JPY	4,450,738	JPY-LIBOR-BBA	Fixed 0.750%	Dec 2024	75,216	176,497	251,713
300,000	BRL	73,069	Fixed 12.800%	BRL-CDI	Jan 2025	67	2,430	2,497
3,300,000	SEK	400,926	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	-	11,509	11,509
2,800,000	SEK	340,179	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	-	9,630	9,630
2,200,000	AUD	1,598,520	Fixed 3.500%	AUD-BBR-BBSW	Dec 2025	(51,422)	(46,755)	(98,177)
4,270,000,000	JPY	41,979,513	USD-LIBOR-BBA	Fixed 0.300%	Mar 2026	1,039,631	(590,802)	448,829
10,600,000	CAD	7,868,545	Fixed 2.200%	CAD-BA-CDOR	Jun 2026	(405,101)	51,130	(353,971)
340,000,000	JPY	3,359,518	JPY-LIBOR-BBA	—	Sep 2026	(29,934)	(26,396)	(56,330)
12,100,000	USD	12,100,000	USD-LIBOR-BBA	Fixed 1.750%	Dec 2026	(514,148)	(53,053)	(567,201)
16,400,000	USD	16,400,000	Fixed 1.750%	USD-LIBOR-BBA	Dec 2026	(408,446)	1,124,204	715,758
31,700,000	EUR	34,866,760	EUR-EURIBOR-Reuters	Fixed 0.500%	Mar 2027	(288,223)	(487,756)	(775,979)
5,400,000	GBP	7,037,013	Fixed 0.750%	GBP-LIBOR-BBA	Mar 2027	119,934	308,222	428,156
1,020,000,000	JPY	9,659,642	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	296,955	1,307,198	1,604,153
10,300,000	USD	10,300,000	Fixed 2.098%	USD-LIBOR-BBA	Jul 2041	243	191,171	191,414
410,000,000	JPY	3,718,897	Fixed 1.500%	JPY-LIBOR-BBA	Dec 2045	(882,399)	57,019	(825,380)
120,000,000	JPY	1,185,712	Fixed 0.500%	JPY-LIBOR-BBA	Sep 2046	(15,882)	77,783	61,901
1,700,000	USD	1,700,000	Fixed 1.768%	USD-LIBOR-BBA	Dec 2046	32,468	242,884	275,352
3,100,000	USD	3,100,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2046	(291,550)	493,800	202,250
10,050,000	EUR	11,161,694	Fixed 1.250%	EUR-EURIBOR-Reuters	Mar 2047	(1,145,090)	1,132,025	(13,065)
1,250,000	GBP	1,574,750	Fixed 1.750%	GBP-LIBOR-BBA	Mar 2047	(82,333)	18,618	(63,715)
		$524,648,880				($5,212,289)	$7,359,059	$2,146,770

Investment Quality Bond Fund
The fund used interest rate swaps to manage against anticipated interest rate changes, to express a view on the differential between rates in two different markets and to express a view on inflation expectations.
Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	59,785,000	INR	$895,773	INR-FBIL-MIBOR-OIS-COMPOUND	Fixed 6.260%	Sep 2021	-	$5,081	$5,081
JPMorgan Chase Bank N.A.	2,480,000	USD	2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	(587,013)	(587,013)
JPMorgan Chase Bank N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	-	(172,462)	(172,462)
Centrally Cleared Swaps
	19,096,000	USD	19,096,000	Fixed 1.000%	USD-Federal Funds-H.15-OIS-COMPOUND	Sep 2026	$206,283	1,272,720	1,479,003
	3,090,000	USD	6,146,000	Fixed 1.625%	USD-Federal Funds-H.15-OIS-COMPOUND	Nov 2026	-	66,957	66,957
			$29,542,773				$206,283	$585,283	$791,566

Real Return Bond Fund
The fund used interest rate swaps to manage against anticipated interest rate changes, maintain diversity of the fund, manage duration of the fund and as a substitute for securities purchased.
Centrally Cleared Swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	5,600,000	USD	$5,600,000	Fixed 1.250%	USD-LIBOR-BBA	Jun 2018	$21,772	$2,557	$24,329
	54,200,000	MXN	2,657,775	MXN-TIIE-Banxico	Fixed 5.610%	Jul 2021	(148,073)	(20,337)	(168,410)
	10,500,000	MXN	519,082	MXN-TIIE-Banxico	Fixed 6.750%	Aug 2021	(6,397)	(3,160)	(9,557)
	35,300,000	MXN	1,718,614	MXN-TIIE-Banxico	Fixed 7.030%	Nov 2021	(2,517)	(10,132)	(12,649)
	8,300,000	MXN	403,591	MXN-TIIE-Banxico	Fixed 7.388%	Nov 2021	-	3,051	3,051
	8,600,000	USD	8,600,000	Fixed 1.500%	USD-LIBOR-BBA	Dec 2021	125,838	12,902	138,740
	70,000,000	JPY	711,057	Fixed 1.000%	JPY-LIBOR-BBA	Sep 2023	(7,191)	(31,118)	(38,309)
	31,950,000	USD	31,950,000	Fixed 2.500%	USD-LIBOR-BBA	Feb 2026	(102,240)	312,497	210,257
	45,450,000	USD	45,450,000	Fixed 2.400%	USD-LIBOR-BBA	Mar 2026	(331,408)	842,693	511,285
	7,000,000	USD	7,000,000	Fixed 2.300%	USD-LIBOR-BBA	Apr 2026	(29,094)	141,346	112,252
	7,900,000	USD	7,900,000	Fixed 2.300%	USD-LIBOR-BBA	Apr 2026	(30,810)	157,950	127,140
	4,800,000	USD	4,800,000	Fixed 1.850%	USD-LIBOR-BBA	Jul 2026	(7,560)	183,647	176,087
	13,200,000	USD	13,200,000	Fixed 2.000%	USD-LIBOR-BBA	Jul 2026	(39,600)	436,952	397,352
	1,100,000	MXN	54,380	MXN-TIIE-Banxico	Fixed 7.380%	Nov 2026	-	(946)	(946)

	13,900,000	USD	13,900,000	Fixed 1.750%	USD-LIBOR-BBA	Dec 2026	(390,053)	996,700	606,647
	40,000	GBP	52,126	Fixed 0.750%	GBP-LIBOR-BBA	Mar 2027	888	2,284	3,172
	5,800,000	JPY	54,831	Fixed 1.500%	JPY-LIBOR-BBA	Dec 2045	(18,289)	6,613	(11,676)
	4,260,000	USD	4,260,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2046	(469,676)	747,607	277,931
	1,560,000	GBP	2,225,964	Fixed 1.750%	GBP-LIBOR-BBA	Mar 2047	(26,695)	(52,822)	(79,517)
			$151,057,420				($1,461,105)	$3,728,284	$2,267,179

Total Return Fund
The fund used interest rate swaps to manage against anticipated interest rate changes, maintain diversity of the fund, manage duration of the fund and as a substitute for securities purchased.
Centrally Cleared Swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	39,800,000	USD	$39,800,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2019	($939,401)	$84,477	($854,924)
	200,000	USD	200,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	701	(4,617)	(3,916)
	66,000,000	USD	66,000,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2021	(2,312,835)	1,117,214	(1,195,621)
	52,800,000	USD	52,800,000	Fixed 1.450%	USD-LIBOR-BBA	Jun 2021	(95,040)	866,902	771,862
	69,900,000	USD	69,900,000	Fixed 1.500%	USD-LIBOR-BBA	Dec 2021	(263,961)	1,391,623	1,127,662
	20,900,000	GBP	25,597,110	Fixed 0.500%	GBP-LIBOR-BBA	Mar 2022	354,424	305,952	660,376
	99,700,000	USD	99,700,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	858,684	(3,539,332)	(2,680,648)
	2,400,000	USD	2,400,000	Fixed 2.350%	USD-LIBOR-BBA	Aug 2025	(135,469)	83,887	(51,582)
	7,200,000	CAD	5,395,683	Fixed 2.300%	CAD-BA-CDOR	Dec 2025	(152,083)	(148,635)	(300,718)
	10,200,000	USD	10,200,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	(268,999)	(119,258)	(388,257)
	34,600,000	USD	34,600,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(142,749)	(337,999)	(480,748)
	1,100,000	USD	1,100,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	3,517	(15,481)	(11,964)
	33,810,000	USD	33,810,000	Fixed 1.750%	USD-LIBOR-BBA	Dec 2026	(878,275)	2,353,872	1,475,597
	17,800,000	GBP	21,822,904	Fixed 0.750%	GBP-LIBOR-BBA	Mar 2027	575,930	835,399	1,411,329
	146,400,000	USD	146,400,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	(7,008,485)	(1,268,886)	(8,277,371)
	13,200,000	USD	13,200,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2046	(677,602)	525,237	(152,365)
	7,100,000	USD	7,100,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2046	(530,669)	523,295	(7,374)
	1,400,000	CAD	1,063,507	Fixed 1.750%	CAD-BA-CDOR	Dec 2046	(18,558)	129,569	111,011
			$631,089,204				($11,630,870)	$2,783,219	($8,847,651)

The following are abbreviations for the table above:
BBA	The British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
FBIL	The Board of Financial Benchmarks India Pvt, Ltd.
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following tables summarize the CDS contracts held at November 30, 2016. In addition, the tables detail how the funds used CDS contracts as a buyer of protection during the period ended November 30, 2016.

Global Bond Fund
The fund used credit default swaps to manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased.
Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	Intuit, Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	-	($13,210)	($13,210)
Bank of America N.A.	ING Bank NV	300,000	EUR	336,165	(1.000)%	Dec 2021	$8,588	(280)	8,308
Bank of America N.A.	iTraxx Europe Sub Financials Series 26 Version 1	300,000	EUR	336,165	(1.000)%	Dec 2021	19,229	2,331	21,560
Bank of America N.A.	Intesa Sanpaolo SpA	1,000,000	USD	1,000,000	(1.000)%	Mar 2026	152,729	51,607	204,336
Barclays Bank PLC	UBS AG	1,500,000	EUR	1,661,400	(1.000)%	Jun 2021	41,240	(2,466)	38,774
Barclays Bank PLC	Cooeperatieve Rabobank UA	1,400,000	EUR	1,570,309	(1.000)%	Dec 2021	42,431	(947)	41,484
BNP Paribas SA	ING Bank NV	300,000	EUR	337,635	(1.000)%	Dec 2021	11,058	(2,750)	8,308
BNP Paribas SA	iTraxx Europe Sub Financials Series 26 Version 1	600,000	EUR	672,330	(1.000)%	Dec 2021	37,525	5,594	43,119

BNP Paribas SA	UBS AG	700,000	EUR	787,815	(1.000)%	Dec 2021	(11,435)	(3,045)	(14,480)
Citibank N.A.	Barclays Bank PLC	100,000	EUR	111,755	(1.000)%	Jun 2021	5,225	(1,176)	4,049
Citibank N.A.	UBS AG	400,000	EUR	446,700	(1.000)%	Jun 2021	9,133	1,207	10,340
Citibank N.A.	HSBC Bank PLC	300,000	EUR	336,165	(1.000)%	Dec 2021	7,775	1,461	9,236
Citibank N.A.	UBS AG	300,000	EUR	336,165	(1.000)%	Dec 2021	11,172	(1,221)	9,951
Citibank N.A.	UBS AG	1,000,000	USD	1,000,000	(1.000)%	Jun 2024	53,661	5,902	59,563
Goldman Sachs International	BASF SE	300,000	EUR	334,690	(1.000)%	Dec 2020	(6,367)	(3,037)	(9,404)
Goldman Sachs International	iTraxx Europe Senior Financials Series 25 Version 1	24,100,000	EUR	27,005,879	(1.000)%	Jun 2021	(15,832)	(29,570)	(45,402)
Goldman Sachs International	SABMiller PLC	200,000	USD	200,000	(1.000)%	Jan 2022	(4,830)	(2,201)	(7,031)
JPMorgan Chase Bank	Intesa Sanpaolo SpA	400,000	USD	400,000	(1.000)%	Sep 2024	62,521	7,580	70,101
Morgan Stanley Capital Services, Inc.	iTraxx Europe Sub Financials Series 26 Version 1	900,000	EUR	1,008,495	(1.000)%	Dec 2021	55,820	8,859	64,679
Centrally Cleared Swaps
	Ally Financial, Inc.	1,000,000	USD	1,000,000	(5.000)%	Jun 2018	(56,903)	(8,497)	(65,400)
	Altria Group, Inc.	1,100,000	USD	1,100,000	(1.000)%	Dec 2020	(31,584)	(2,707)	(34,291)
	BASF SE	100,000	EUR	106,075	(1.000)%	Dec 2020	(2,856)	(273)	(3,129)
	Bayer AG	500,000	EUR	532,970	(1.000)%	Dec 2020	(11,256)	(1,174)	(12,430)
	British American Tobacco PLC	700,000	EUR	753,280	(1.000)%	Dec 2020	(15,154)	(1,211)	(16,365)
	Fortum OYJ	100,000	EUR	106,255	(1.000)%	Dec 2020	(1,806)	(137)	(1,943)
	Koninklijke DSM NV	700,000	EUR	751,215	(1.000)%	Dec 2020	(22,303)	(492)	(22,795)
	Pfizer, Inc.	800,000	USD	800,000	(1.000)%	Dec 2020	(23,090)	(494)	(23,584)
	Reynolds American, Inc.	1,000,000	USD	1,000,000	(1.000)%	Dec 2020	(28,840)	(2,455)	(31,295)
	Reynolds American, Inc.	400,000	USD	400,000	(1.000)%	Dec 2020	(11,731)	(787)	(12,518)
	Telia Company AB	300,000	EUR	318,225	(1.000)%	Dec 2020	(7,377)	(679)	(8,056)
	United Utilities PLC	200,000	EUR	216,950	(1.000)%	Dec 2020	(3,689)	150	(3,539)
	UnitedHealth Group, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(13,643)	(1,299)	(14,942)

	Veolia Environnement SA	300,000	EUR	323,420	(1.000)%	Dec 2020	(7,864)	21	(7,843)
	iTraxx Europe Series 26 Version 1	91,700,000	EUR	102,318,077	(1.000)%	Dec 2021	(1,440,371)	269,175	(1,171,196)
				$150,108,135			($1,198,824)	$273,779	($925,045)

High Yield Fund
The fund used credit default swaps to manage against potential credit events.
	Reference Obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	MARKIT CDX.NA.HY.27	11,400,000	USD	$11,400,000	(5.000)%	Dec 2021	($399,465)	($260,455)	($659,920)
				$11,400,000			($399,465)	($260,455)	($659,920)

Investment Quality Bond Fund
The fund used credit default swaps to manage against potential credit events.
	Reference Obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	CDX-NAHYS26V1-5Y	1,963,000	USD	$1,963,000	(5.000)%	Jun 2021	($70,553)	($60,070)	($130,623)
	CDX-NAHYS27V1-5Y	3,237,000	USD	3,237,000	(5.000)%	Dec 2021	(122,245)	(64,985)	(187,230)
	ITRAXX-EUROPES26V1-5Y	949,000	EUR	1,013,722	(1.000)%	Dec 2021	(10,577)	(1,543)	(12,120)
				$6,213,722			($203,375)	($126,598)	($329,973)

Real Return Bond Fund
The fund used credit default swaps to manage against potential credit events.
	Reference Obligation	Notional amount	Currency	USD notional amount	(Pay) fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared Swaps
	CDX.NA.IG.26	2,300,000	USD	$2,300,000	(1.000)%	Jun 2021	($25,561)	($13,620)	($39,181)
	CDX.NA.HY.27	3,600,000	USD	3,600,000	(5.000)%	Dec 2021	(130,909)	(77,711)	(208,620)
				$5,900,000			($156,470)	($91,331)	($247,801)

Credit default swaps — Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the CDS contracts held at November 30, 2016. In addition, the tables detail how the funds used CDS contracts as a seller of protection during the period ended November 30, 2016.

Global Bond Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.
Counterparty	Reference obligation	Implied credit spread at 11-30-16	Notional amount	Currency	USD notional amount	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Barclays Bank PLC	People's Republic of China	0.60%	200,000	USD	$200,000	1.000%	Mar 2019	($130)	$2,357	$2,227
BNP Paribas SA	Barclays Bank PLC	0.32%	100,000	EUR	110,630	1.000%	Jun 2017	-	616	616
BNP Paribas SA	Barclays Bank PLC	0.78%	1,300,000	EUR	1,438,190	1.000%	Jun 2017	(8,058)	12,542	4,484
BNP Paribas SA	The Royal Bank of Scotland PLC	0.78%	700,000	EUR	770,280	1.000%	Dec 2017	1,646	1,544	3,190
BNP Paribas SA	The Royal Bank of Scotland PLC	1.28%	300,000	EUR	329,325	1.000%	Dec 2021	(4,173)	500	(3,673)
Citibank N.A.	Federative Republic of Brazil	1.44%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(39,057)	22,458	(16,599)
Citibank N.A.	Barclays Bank PLC	0.86%	800,000	EUR	890,480	1.000%	Jun 2021	-	6,924	6,924
Deutsche Bank AG	Federative Republic of Brazil	1.67%	100,000	USD	100,000	1.000%	Sep 2019	(1,614)	(31)	(1,645)
Goldman Sachs International	United Mexican States	1.11%	600,000	USD	600,000	1.000%	Sep 2019	2,888	(3,532)	(644)
HSBC Bank USA	Federative Republic of Brazil	1.67%	400,000	USD	400,000	1.000%	Sep 2019	(6,305)	(276)	(6,581)
HSBC Bank USA	United Mexican States	1.11%	400,000	USD	400,000	1.000%	Sep 2019	1,872	(2,301)	(429)
JPMorgan Chase Bank	The Royal Bank of Scotland PLC	1.28%	400,000	EUR	439,100	1.000%	Dec 2021	(5,775)	877	(4,898)
JPMorgan Chase Bank	People's Republic of China	0.60%	900,000	USD	900,000	1.000%	Mar 2019	1,373	8,649	10,022
Morgan Stanley Capital Services, Inc.	People's Republic of China	0.60%	600,000	USD	600,000	1.000%	Mar 2019	392	6,289	6,681
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.67%	1,300,000	USD	1,300,000	1.000%	Sep 2019	(20,631)	(759)	(21,390)
Morgan Stanley Capital Services, Inc.	Barclays Bank PLC	0.86%	100,000	EUR	111,310	1.000%	Jun 2021	99	766	865

Centrally Cleared Swaps
	Volkswagen AG	0.23%	500,000	EUR	531,275	1.000%	Dec 2016	235	1,053	1,288
	Tesco PLC	1.72%	1,700,000	EUR	1,818,715	1.000%	Dec 2020	(51,031)	3,558	(47,473)
	Tesco PLC	1.94%	600,000	EUR	637,670	1.000%	Jun 2021	(25,737)	783	(24,954)
	Royal Dutch Shell PLC	1.24%	400,000	EUR	422,140	1.000%	Dec 2026	(11,798)	3,063	(8,735)
					$14,099,115			($165,804)	$65,080	($100,724)

Investment Quality Bond Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.
Counterparty	Reference obligation	Implied credit spread at 11-30-16	Notional amount	Currency	USD notional amount	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	Brazil Republic	2.91%	500,000	USD	$500,000	1.000%	Dec 2021	($40,344)	($2,771)	($43,115)
Goldman Sachs International	Turkey Republic	2.86%	500,000	USD	500,000	1.000%	Dec 2021	(37,030)	(4,692)	(41,722)
Goldman Sachs International	CMBX.NA.AAA.6	0.58%	394,850	USD	394,850	0.500%	May 2063	(12,612)	10,917	(1,695)
Goldman Sachs International	CMBX.NA.AAA.6	0.58%	534,797	USD	534,797	0.500%	May 2063	(18,022)	15,727	(2,295)
Goldman Sachs International	CMBX.NA.AAA.6	0.58%	569,784	USD	569,784	0.500%	May 2063	(18,798)	16,353	(2,445)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.58%	714,729	USD	714,729	0.500%	May 2063	(24,100)	21,033	(3,067)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.58%	924,649	USD	924,649	0.500%	May 2063	(30,774)	26,806	(3,968)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.58%	11,019,819	USD	11,019,819	0.500%	May 2063	(355,399)	308,107	(47,293)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.58%	769,708	USD	769,708	0.500%	May 2063	(17,916)	14,613	(3,303)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.58%	1,579,401	USD	1,579,401	0.500%	May 2063	(37,176)	30,398	(6,778)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.58%	2,544,035	USD	2,544,035	0.500%	May 2063	(59,978)	49,060	(10,918)
Centrally Cleared Swaps
	CDX.NA.IG.27	0.73%	7,250,000	USD	7,250,000	1.000%	Dec 2021	93,586	15,184	108,770
	ITRAXX-XOVERS26V1-5Y	3.39%	2,284,000	EUR	2,423,523	5.000%	Dec 2021	173,579	24,947	198,526
	CDX-EMS26V1-5Y	2.65%	1,160,000	USD	1,160,000	1.000%	Dec 2021	(88,600)	4,499	(84,101)
	CDX-EMS26V1-5Y	2.65%	774,000	USD	774,000	1.000%	Dec 2021	(64,757)	8,641	(56,116)
					$31,659,295			($538,341)	$538,822	$480

Real Return Bond Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.

Counterparty	Reference obligation	Implied credit spread at 11-30-16	Notional amount	Currency	USD notional amount	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	United Mexican States	1.64%	100,000	USD	$100,000	1.000%	Jun 2021	($2,345)	($223)	($2,568)
Barclays Capital PLC	United Mexican States	1.64%	3,600,000	USD	3,600,000	1.000%	Jun 2021	(85,227)	(7,270)	(92,497)
Barclays Capital PLC	Republic of Colombia	1.89%	400,000	USD	400,000	1.000%	Dec 2021	(13,593)	(2,422)	(16,015)
BNP Paribas SA	Republic of Colombia	1.89%	100,000	USD	100,000	1.000%	Dec 2021	(3,740)	(264)	(4,004)
Citibank N.A.	Federative Republic of Brazil	2.68%	200,000	USD	200,000	1.000%	Jun 2021	(16,118)	2,326	(13,792)
Citibank N.A.	United Mexican States	1.64%	300,000	USD	300,000	1.000%	Jun 2021	(6,810)	(895)	(7,705)
Credit Suisse International	Volkswagen AG	0.23%	100,000	EUR	106,255	1.000%	Dec 2016	47	211	258
Credit Suisse International	Federative Republic of Brazil	2.68%	100,000	USD	100,000	1.000%	Jun 2021	(6,561)	(335)	(6,896)
Credit Suisse International	United Mexican States	1.64%	100,000	USD	100,000	1.000%	Jun 2021	(2,260)	(308)	(2,568)
Deutsche Bank AG	Republic of Italy	1.13%	2,400,000	USD	2,400,000	1.000%	Mar 2019	(19,007)	16,974	(2,033)
Deutsche Bank AG	Federative Republic of Brazil	2.68%	500,000	USD	500,000	1.000%	Jun 2021	(40,102)	5,622	(34,480)
Goldman Sachs International	Hellenic Republic	6.47%	100,000	USD	100,000	1.000%	Dec 2016	(175)	72	(103)
HSBC Bank USA	Federative Republic of Brazil	2.68%	2,600,000	USD	2,600,000	1.000%	Jun 2021	(171,109)	(8,183)	(179,292)
HSBC Bank USA	United Mexican States	1.64%	2,400,000	USD	2,400,000	1.000%	Jun 2021	(55,223)	(6,444)	(61,667)
HSBC Bank USA	Republic of Colombia	1.89%	400,000	USD	400,000	1.000%	Dec 2021	(14,415)	(1,600)	(16,015)
JPMorgan Chase Bank	Federative Republic of Brazil	2.68%	200,000	USD	200,000	1.000%	Jun 2021	(13,241)	(551)	(13,792)
JPMorgan Chase Bank	Russian Federation	2.06%	700,000	USD	700,000	1.000%	Jun 2021	(40,025)	9,842	(30,183)
Morgan Stanley & Company International	CMBX.NA.AAA Indices	0.75%	2,100,000	USD	2,100,000	0.500%	Oct 2057	(143,067)	105,302	(37,765)
Centrally Cleared Swaps
	CMBX.NA.AAA Indices	0.75%	5,100,000	USD	5,100,000	0.500%	Oct 2057	(260,866)	169,151	(91,715)
					$21,506,255			($893,837)	$281,005	($612,832)

Total Return Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.
Counterparty	Reference obligation	Implied credit spread at 11-30-16	Notional amount	Currency	USD notional amount	Received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
BNP Paribas SA	Petroleo Brasileiro SA	3.88%	300,000	USD	$300,000	1.000%	Mar 2020	($36,742)	$10,817	($25,925)
Deutsche Bank AG	CMBX.NA.BBB- Indices	4.39%	2,800,000	USD	2,800,000	3.000%	Jan 2047	(269,322)	50,768	(218,554)
Goldman Sachs International	CDX.NA.IG.9-V4	0.02%	868,049	USD	868,049	0.548%	Dec 2017	-	5,805	5,805

Goldman Sachs International	Petroleo Brasileiro SA	3.62%	300,000	USD	300,000	1.000%	Dec 2019	(20,014)	(1,903)	(21,917)
Goldman Sachs International	CMBX.NA.AAA Indices	0.75%	14,300,000	USD	14,300,000	0.500%	Oct 2057	(817,154)	559,993	(257,161)
Goldman Sachs International	CMBX.NA.AAA Indices	0.86%	5,000,000	USD	5,000,000	0.500%	Sep 2058	(185,684)	43,132	(142,552)
Goldman Sachs International	CMBX.NA.BBB- Indices	4.51%	5,700,000	USD	5,700,000	3.000%	May 2063	(388,645)	(27,990)	(416,635)
HSBC Bank USA	United Mexican States	0.49%	100,000	USD	100,000	1.000%	Dec 2016	16	212	228
HSBC Bank USA	Petroleo Brasileiro SA	3.88%	100,000	USD	100,000	1.000%	Mar 2020	(11,610)	2,968	(8,642)
JPMorgan Chase Bank	United Mexican States	0.49%	1,300,000	USD	1,300,000	1.000%	Dec 2016	297	2,673	2,970
JPMorgan Chase Bank	CDX.NA.IG.9-V4	0.02%	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	13,022	13,022
Merrill Lynch International, Ltd.	CMBX.NA.AAA Indices	0.86%	8,000,000	USD	8,000,000	0.500%	Sep 2058	(321,745)	93,661	(228,084)
Merrill Lynch International, Ltd.	CMBX.NA.BBB- Indices	4.51%	1,200,000	USD	1,200,000	3.000%	May 2063	(109,807)	22,094	(87,713)
Morgan Stanley Capital Services, Inc.	United Mexican States	1.16%	8,200,000	USD	8,200,000	1.000%	Dec 2019	28,428	(51,462)	(23,034)
Morgan Stanley Capital Services, Inc.	CMBX.NA.BBB- Indices	4.51%	6,600,000	USD	6,600,000	3.000%	May 2063	(468,999)	(13,417)	(482,416)
Centrally Cleared Swaps
	Volkswagen AG	0.26%	4,900,000	EUR	5,234,182	1.000%	Mar 2017	11,071	10,981	22,052
	Sprint Communications, Inc.	3.16%	2,400,000	USD	2,400,000	0.500%	Dec 2019	134,275	16,008	150,283
	Sprint Communications, Inc.	3.16%	2,200,000	USD	2,200,000	0.500%	Dec 2019	121,330	16,430	137,760
	Tesco PLC	1.72%	3,000,000	EUR	3,304,649	1.000%	Dec 2020	(86,329)	2,565	(83,764)
	Volkswagen AG	1.15%	5,800,000	EUR	6,162,791	1.000%	Dec 2021	(51,182)	17,328	(33,854)
					$75,998,669			($2,471,816)	$773,685	($1,698,131)

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table summarizes the currency swap contracts held at November 30, 2016. In addition, the table details how the fund used currency swap contracts during the period ended November 30, 2016.

Global Bond Fund
The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity of the fund and as a substitute for securities purchased.
Counterparty	Receive	Pay	Maturity date*		Notional amount of currency received		Notional amount of currency delivered	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	Floating rate equal to 3 Month CAD-LIBOR less 0.1260% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Nov 2018	CAD	8,600,000	USD	(6,564,871)	($22,958)	($136,801)	($159,759)

Bank of America N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	9,100,000	USD	(12,942,300)	(9,977)	(1,538,076)	(1,548,053)
Bank of America N.A.	Floating rate equal to 3 Month EUR-EURIBOR less 0.5170% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2022	EUR	9,100,000	USD	(10,245,690)	(72,718)	(562,463)	(635,181)
Bank of America N.A.	Floating rate equal to 3 Month EUR-EURIBOR less 0.5050% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2027	EUR	1,800,000	USD	(2,009,520)	15,300	(132,269)	(116,969)
Barclays Capital PLC	Floating rate equal to 3 Month JPY-LIBOR less 0.7350% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2018	JPY	120,000,000	USD	(1,137,441)	(15,159)	(72,041)	(87,200)
Citibank N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.1400% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	6,600,000	USD	(9,306,000)	32,957	(1,072,360)	(1,039,403)
Citibank N.A.	Floating rate equal to 3 Month EUR-EURIBOR less 0.4698% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2022	EUR	4,500,000	USD	(5,066,550)	9,901	(312,361)	(302,460)
Citibank N.A.	Floating rate equal to 3 Month EUR-EURIBOR less 0.5055% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Mar 2027	EUR	6,190,000	USD	(6,910,516)	52,614	(455,194)	(402,580)
Deutsche Bank AG	Floating rate equal to 3 Month JPY-LIBOR less 0.7550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Sep 2018	JPY	210,000,000	USD	(1,966,660)	(2,667)	(126,729)	(129,396)
Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7750% based on the notional amount of the currency delivered	Jan 2019	USD	6,291,472	JPY	(640,000,000)	49,701	643,371	693,072
Deutsche Bank AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7705% based on the notional amount of the currency delivered	Jan 2019	USD	1,867,781	JPY	(190,000,000)	12,584	193,019	205,603
Deutsche Bank AG	Floating rate equal to 3 Month EUR-EURIBOR less 0.4775% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2022	EUR	8,700,000	USD	(9,795,330)	(3,756)	(584,691)	(588,447)
Deutsche Bank AG	Floating rate equal to 3 Month GBP-LIBOR less 0.0550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Oct 2026	GBP	4,000,000	USD	(4,880,000)	18,197	98,172	116,369

Goldman Sachs Bank USA	Floating rate equal to 3 Month CAD-LIBOR less 0.1013% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Nov 2018	CAD	29,500,000	USD	(22,238,975)	154,363	(416,914)	(262,551)
Goldman Sachs Bank USA	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7675% based on the notional amount of the currency delivered	Jan 2019	USD	2,358,722	JPY	(240,000,000)	18,058	240,942	259,000
Goldman Sachs Bank USA	Floating rate equal to 3 Month GBP-LIBOR less 0.1380% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	2,800,000	USD	(3,973,200)	(491,540)	25,100	(466,440)
Goldman Sachs Bank USA	Floating rate equal to 3 Month GBP-LIBOR less 0.1200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	10,000,000	USD	(14,474,500)	(133,429)	(1,810,869)	(1,944,298)
Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-EURIBOR less 0.4835% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2027	EUR	900,000	USD	(1,004,760)	(855)	(55,521)	(56,376)
Morgan Stanley Capital Services, Inc.	Floating rate equal to 3 Month JPY-LIBOR less 0.7550% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2018	JPY	120,000,000	USD	(1,123,806)	(1,524)	(72,417)	(73,941)
Royal Bank of Scotland PLC	Floating rate equal to 3 Month GBP-LIBOR less 0.1500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	8,600,000	USD	(12,203,400)	(1,519,624)	84,415	(1,435,209)
Royal Bank of Scotland PLC	Floating rate equal to 3 Month GBP-LIBOR less 0.0538% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Oct 2026	GBP	1,100,000	USD	(1,342,220)	(3,080)	34,941	31,861
UBS AG	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3 Month JPY-LIBOR less 0.7550% based on the notional amount of the currency delivered	Sep 2018	USD	4,413,495	JPY	(450,000,000)	143,063	364,797	507,860
UBS AG	Floating rate equal to 3 Month EUR-EURIBOR less 0.4336% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2026	EUR	1,900,000	USD	(2,122,300)	15,958	(137,831)	(121,873)
								($1,754,591)	($5,801,780)	($7,556,371)

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following tables summarize the inflation swap contracts held at November 30, 2016. In addition, the tables detail how the funds used inflation swap contracts during the period ended November 30, 2016.

Global Bond Fund
The fund used inflation swaps to take a position on current versus future inflation expectations.
Centrally Cleared Swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	300,000	GBP	$367,365	Fixed 3.585%	UK-RPI	Oct 2046	$14,646	$160	$14,806
			$367,365				$14,646	$160	$14,806

Real Return Bond Fund
The fund used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of America N.A.	$500,000	USD	$500,000	Fixed 1.580%	USA-CPI-U	May 2018	-	$2,210	$2,210
Bank of America N.A.	1,500,000	USD	1,500,000	Fixed 1.565%	USA-CPI-U	Jun 2018	-	7,465	7,465
Bank of America N.A.	11,700,000	USD	11,700,000	Fixed 1.570%	USA-CPI-U	Nov 2020	-	206,528	206,528
Bank of America N.A.	200,000	GBP	313,940	UK-RPI	Fixed 3.430%	Jun 2030	$55	2,186	2,241
Bank of America N.A.	1,300,000	GBP	2,017,665	UK-RPI	Fixed 3.350%	Aug 2030	(14,834)	(3,438)	(18,272)
BNP Paribas SA	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	27,852	(804,451)	(776,599)
BNP Paribas SA	100,000	EUR	113,405	Fixed 0.550%	EUR-EXT-CPI	Oct 2017	-	(146)	(146)
BNP Paribas SA	2,800,000	EUR	3,151,262	Fixed 0.806%	EUR-EXT-CPI	Apr 2021	-	36,803	36,803
Citibank N.A.	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,664	(597,164)	(594,500)
Citibank N.A.	100,000	EUR	112,825	Fixed 0.655%	EUR-EXT-CPI	Aug 2018	(78)	(160)	(238)
Citibank N.A.	200,000	EUR	224,090	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	-	(182)	(182)
Citibank N.A.	1,700,000	EUR	1,915,965	EUR-EXT-CPI	Fixed 1.178%	May 2026	(265)	(26,184)	(26,449)
Deutsche Bank AG	14,200,000	USD	14,200,000	USA-CPI-U	Fixed 1.550%	Jan 2017	-	(16,070)	(16,070)
Deutsche Bank AG	200,000	EUR	224,150	Fixed 0.605%	EUR-EXT-CPI	Sep 2018	-	(49)	(49)
Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.173%	USA-CPI-U	Nov 2018	-	(99,486)	(99,486)
Deutsche Bank AG	525,000	USD	525,000	US CPI Urban Consumers NSA	Fixed 1.725%	Mar 2019	-	(1,032)	(1,032)
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	Jul 2022	6,406	(106,020)	(99,614)
Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	209	(389,621)	(389,412)
Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	-	(67,308)	(67,308)

Goldman Sachs	300,000	EUR	335,800	Fixed 0.650%	EUR-EXT-CPI	Sep 2018	(211)	(299)	(510)
Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(23,705)	(24,079)
Goldman Sachs	800,000	GBP	1,230,519	UK-RPI	Fixed 3.400%	Jun 2030	2,502	431	2,933
Goldman Sachs	3,270,000	GBP	5,091,192	UK-RPI	Fixed 3.325%	Aug 2030	(15,296)	(50,934)	(66,230)
Goldman Sachs	500,000	GBP	751,975	UK-RPI	Fixed 3.358%	Apr 2035	-	(16,409)	(16,409)
JPMorgan Chase Bank	10,600,000	USD	10,600,000	USA-CPI-U	Fixed 1.330%	Jan 2017	-	(32,419)	(32,419)
JPMorgan Chase Bank	5,300,000	USD	5,300,000	USA-CPI-U	Fixed 1.413%	Jan 2017	-	(13,255)	(13,255)
JPMorgan Chase Bank	2,800,000	USD	2,800,000	USA-CPI-U	Fixed 2.000%	Apr 2017	-	(4,221)	(4,221)
JPMorgan Chase Bank	2,700,000	USD	2,700,000	Fixed 1.550%	USA-CPI-U	Jul 2021	-	70,358	70,358
JPMorgan Chase Bank	2,700,000	USD	2,700,000	USA-CPI-U	Fixed 1.730%	Jul 2021	-	(140,775)	(140,775)
JPMorgan Chase Bank	2,160,000	USD	2,160,000	Fixed 1.603%	USA-CPI-U	Sep 2021	-	48,403	48,403
JPMorgan Chase Bank	7,300,000	USD	7,300,000	USA-CPI-U	Fixed 1.762%	Aug 2026	-	(347,979)	(347,979)
JPMorgan Chase Bank	2,160,000	USD	2,160,000	USA-CPI-U	Fixed 1.801%	Sep 2026	-	(96,998)	(96,998)
JPMorgan Chase Bank	1,300,000	USD	1,300,000	USA-CPI-U	Fixed 1.780%	Sep 2026	(1,325)	(60,131)	(61,456)
JPMorgan Chase Bank	400,000	GBP	615,260	UK-RPI	Fixed 3.400%	Jun 2030	(204)	1,670	1,466
Morgan Stanley Capital Services LLC	2,500,000	USD	2,500,000	USA-CPI-U	Fixed 1.800%	Jul 2026	-	(113,861)	(113,861)
Morgan Stanley Capital Services LLC	900,000	USD	900,000	USA-CPI-U	Fixed 1.805%	Sep 2026	-	(40,814)	(40,814)
Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,592	(663,651)	(648,059)
Royal Bank of Scotland PLC	1,800,000	EUR	2,008,980	FRC-EXT-CPI	Fixed 1.140%	Aug 2026	-	(55,870)	(55,870)
Centrally Cleared Swaps
	1,700,000	EUR	1,846,895	UK-RPI	Fixed 0.580%	Oct 2017	(5,446)	1,878	(3,568)
	9,500,000	EUR	10,464,722	UK-RPI	Fixed 0.830%	May 2018	(39,538)	(9,178)	(48,716)
	1,000,000	EUR	1,060,630	UK-RPI	Fixed 0.625%	Sep 2018	(2,796)	1,905	(891)
	600,000	EUR	640,920	UK-RPI	Fixed 0.650%	Oct 2018	(1,439)	894	(545)
	3,000,000	EUR	3,173,970	UK-RPI	Fixed 0.883%	Nov 2018	111	2,632	2,743
	2,100,000	EUR	2,224,155	UK-RPI	Fixed 0.890%	Nov 2018	1,929	(348)	1,581
	4,400,000	USD	4,400,000	USA-CPI-U	Fixed 2.027%	Nov 2020	-	5,616	5,616
	4,100,000	USD	4,100,000	USA-CPI-U	Fixed 2.021%	Nov 2020	-	5,901	5,901
	11,180,000	EUR	12,204,334	UK-RPI	Fixed 0.806%	Apr 2021	73,593	73,355	146,948
	7,200,000	EUR	7,729,203	UK-RPI	Fixed 0.875%	May 2021	46,744	35,806	82,550
	1,900,000	GBP	2,335,004	UK-RPI	Fixed 3.190%	Apr 2030	(106,721)	37,367	(69,354)
	2,800,000	GBP	3,415,710	UK-RPI	Fixed 3.350%	May 2030	(30,542)	24,031	(6,511)
	3,300,000	GBP	4,062,755	UK-RPI	Fixed 3.400%	Jun 2030	(18,998)	31,095	12,097
	2,600,000	GBP	3,240,890	UK-RPI	Fixed 3.325%	Aug 2030	(34,023)	(17,432)	(51,455)
	1,200,000	GBP	1,486,320	UK-RPI	Fixed 3.275%	Sep 2030	(55,556)	15,594	(39,962)

600,000	GBP	740,060	UK-RPI	Fixed 3.140%	Apr 2031	(61,754)	7,762	(53,992)
3,700,000	GBP	4,668,104	UK-RPI	Fixed 3.100%	Jun 2031	(377,330)	(22,241)	(399,571)
880,000	GBP	1,110,252	UK-RPI	Fixed 3.530%	Oct 2031	-	(2,937)	(2,937)
4,530,000	GBP	5,633,964	UK-RPI	Fixed 3.616%	Oct 2031	-	79,565	79,565
		$212,789,916				($589,073)	($3,125,313)	($3,714,386)

Volatility swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table summarizes the volatility swap contracts held at November 30, 2016. In addition, the table details how the fund used volatility swap contracts during the period ended November 30, 2016.

Global Bond Fund
The fund used volatility swaps to gain direct exposure to the volatility of an asset.
Counterparty	Reference entity	Notional amount	Currency	USD notional amount	Pay/receive volatility	Volatility strike rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Deutsche Bank	EUR versus CHF	3,000	CHF	$3,009	Receive	8.40%	Dec 2016	-	$8,439	$8,439
Deutsche Bank	EUR versus CHF	8,000	CHF	8,193	Receive	7.25%	Jan 2017	-	15,656	15,656
Deutsche Bank	EUR versus CHF	9,000	CHF	9,251	Receive	8.50%	Mar 2017	-	20,160	20,160
Deutsche Bank	EUR versus CHF	6,000	CHF	6,221	Receive	8.15%	Mar 2017	-	10,786	10,786
Deutsche Bank	USD versus CHF	3,000	CHF	3,009	Pay	10.80%	Dec 2016	-	3,480	3,480
Deutsche Bank	USD versus CHF	8,000	CHF	8,193	Pay	9.25%	Jan 2017	-	1,479	1,479
Deutsche Bank	USD versus CHF	9,000	CHF	9,251	Pay	10.30%	Mar 2017	-	6,522	6,522
Deutsche Bank	USD versus CHF	6,000	CHF	6,221	Pay	10.05%	Mar 2017	-	3,096	3,096
UBS AG	EUR versus CHF	5,000	CHF	5,116	Receive	6.85%	Jan 2017	-	7,478	7,478
UBS AG	USD versus CHF	5,000	CHF	5,116	Pay	8.75%	Jan 2017	-	(1,962)	(1,962)
				$63,580				-	$75,134	$75,134

Investment in affiliated underlying portfolios. John Hancock Lifestyle II Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows.

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle II Aggressive Portfolio
Strategic Equity Allocation	5,393,643	1,169,523	(33,894)	6,529,272	-	-	($28,820)	$86,708,736

Lifestyle II Balanced Portfolio
Strategic Equity Allocation	10,617,721	1,392,056	(311,835)	11,697,942	-	-	($275,419)	$155,348,672

Lifestyle II Conservative Portfolio
Strategic Equity Allocation	702,973	147,613	(74,696)	775,890	-	-	($37,013)	$10,303,819

Lifestyle II Growth Portfolio
Strategic Equity Allocation	11,298,482	1,812,179	(88,256)	13,022,405	-	-	($85,117)	$172,937,531

Lifestyle II Moderate Portfolio
Strategic Equity Allocation	1,795,858	316,850	(49,782)	2,062,926	-	-	($40,406)	$27,395,662

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2016.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share/par amount	Ending share/par amount	Value as a percentage of fund's net assets		Value as of 11-30-16

Alpha Opportunities Fund	Birst, Inc., Series F	3/3/2015	$635,169	108,745	108,745	0.2%		$551,337
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	421,963	28,981	28,981	0.2%		602,225
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	21,498	1,637	1,637	0.0%	*	31,741
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	6,448	491	491	0.0%	*	9,520
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	15,457	1,177	1,177	0.0%	*	22,822
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	334,574	25,477	25,477	0.2%		493,999
Alpha Opportunities Fund	DraftKings, Inc.	12/22/2015	117,343	$117,343	$117,343	0.0%	*	117,343
Alpha Opportunities Fund	DraftKings, Inc., Series C	12/4/2014	320,646	178,010	178,010	0.1%		366,701
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	392,243	20,535	20,535	0.1%		286,874
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	604,000	381,964	381,964	0.3%		859,419
Alpha Opportunities Fund	Forward Venture	11/20/2014	1,013,632	32,560	32,560	0.6%		1,426,779
Alpha Opportunities Fund	Jand, Inc., Class A	4/23/2015	93,697	8,158	8,158	0.0%	*	77,501
Alpha Opportunities Fund	Jand, Inc., Series D	4/23/2015	209,239	18,218	18,218	0.1%		173,071

Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	1,412,899	289,885	289,885	0.5%		1,365,358
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	583,926	51,118	51,118	0.1%		376,740
Alpha Opportunities Fund	MarkLogic Corp., Series F	4/27/2015	861,146	74,146	74,146	0.3%		688,075
Alpha Opportunities Fund	Pinterest, Inc., Series G	3/16/2015	2,800,636	390,110	390,110	1.0%		2,465,495
Alpha Opportunities Fund	Redfin Corp.	12/15/2014	588,010	178,309	178,309	0.3%		688,273
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	225,387	8,330	8,330	0.1%		279,805
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	525,913	19,437	19,437	0.3%		652,889
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	4,229,225	277,136	277,136	5.3%		13,516,532
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	752,670	40,760	40,760	0.4%		974,979
Alpha Opportunities Fund	WeWork Companies, Inc., Class A	12/8/2014	98,925	5,941	5,941	0.1%		298,192
Alpha Opportunities Fund	WeWork Companies, Inc., Series D1	12/8/2014	491,659	29,527	29,527	0.6%		1,482,027
Alpha Opportunities Fund	WeWork Companies, Inc., Series D2	12/8/2014	386,307	23,200	23,200	0.5%		1,164,460
Alpha Opportunities Fund	Zuora, Inc., Series F	1/15/2015	901,053	237,163	237,163	0.4%		917,821
								$29,889,978

Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850	4,892,850	0.2%		$364,517
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%		307,268
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	194,538	16,938	16,938	0.1%		160,911
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.2%		359,309
Health Sciences Fund	Ovid Therapeutics, Inc., Series B	8/10/2015	90,597	14,542	14,542	0.0%	*	58,895
Health Sciences Fund	RPI International Holdings LP	5/21/2015	407,462	3,456	3,456	0.2%		407,470
								$1,658,370

Mid Cap Stock Fund	Birst, Inc., Series F	3/3/2015	$3,734,187	639,317	639,317	0.2%		$3,241,337
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	143,642	10,938	10,938	0.0%	*	212,088
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	43,022	3,276	3,276	0.0%	*	63,522
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	103,221	7,860	7,860	0.0%	*	152,405
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	2,669,489	170,192	170,192	0.2%		3,300,023
Mid Cap Stock Fund	DraftKings, Inc.	12/22/2015	803,899	$803,899	$803,899	0.1%		803,899
Mid Cap Stock Fund	DraftKings, Inc., Series C	12/4/2014	1,906,210	1,058,252	1,058,252	0.1%		2,179,999
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	4,074,999	2,576,993	2,576,993	0.4%		5,798,234
Mid Cap Stock Fund	Forward Venture	11/20/2014	6,148,632	197,507	197,507	0.6%		8,654,757
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	566,972	49,365	49,365	0.0%	*	468,968
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	1,266,036	110,231	110,231	0.1%		1,047,195
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	8,151,755	1,672,498	1,672,498	0.5%		7,877,466
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	3,902,691	341,649	341,649	0.2%		2,517,953

Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,035,220	433,540	433,540	0.3%		4,023,251
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	8,167,372	529,764	529,764	0.0%	*	550,955
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	4,097,287	570,725	570,725	0.2%		3,606,982
Mid Cap Stock Fund	Redfin Corp.	12/15/2014	3,543,553	1,074,553	1,074,553	0.3%		4,147,775
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	1,421,591	52,540	52,540	0.1%		1,764,819
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	3,317,036	122,593	122,593	0.3%		4,117,899
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	16,434,339	1,059,388	1,059,388	3.5%		51,668,683
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	4,702,489	254,658	254,658	0.4%		6,091,419
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	590,916	35,488	35,488	0.1%		1,781,223
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	2,936,898	176,378	176,378	0.6%		8,852,809
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	2,307,551	138,582	138,582	0.5%		6,955,742
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	5,332,378	1,403,516	1,403,516	0.3%		5,431,607
								$135,311,010

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.3%		$1,721,790
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	665,115	45,681	45,681	0.1%		949,251
Science & Technology Fund	Flipkart Limited	3/19/2015	111,720	980	980	0.0%	*	106,810
Science & Technology Fund	Flipkart Limited, Series A	3/19/2015	38,076	334	334	0.0%	*	36,403
Science & Technology Fund	Flipkart Limited, Series C	3/19/2015	67,260	590	590	0.0%	*	64,304
Science & Technology Fund	Flipkart Limited, Series E	3/19/2015	125,058	1,097	1,097	0.0%	*	119,562
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	778,200	6,498	6,498	0.1%		708,217
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	16,798	16,798	0.1%		577,851
								$4,284,188

Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122	33,122	0.3%		$688,275
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	16,205	1,234	1,234	0.0%	*	23,927
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	4,859	370	370	0.0%	*	7,174
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	11,648	887	887	0.0%	*	17,199
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	252,155	19,201	19,201	0.2%		372,307
Small Cap Growth Fund	DraftKings, Inc., Series D	7/13/2015	252,828	46,784	46,784	0.1%		178,715
Small Cap Growth Fund	DraftKings, Inc., Series D1	8/11/2015	318,988	41,614	41,614	0.1%		211,399
Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.3%		671,176
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	322,695	162,887	162,887	0.2%		469,115
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	488,283	221,826	221,826	0.4%		878,431
Small Cap Growth Fund	The Honest Company, Inc.	8/3/2015	585,435	12,795	12,795	0.2%		429,784
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	562,379	30,455	30,455	0.3%		728,484
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	733,242	192,994	192,994	0.4%		746,887
								$5,422,873

* Less than 0.05%

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: January 17, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 17, 2017